UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N‑CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number: 811‑23325

SIX CIRCLES TRUST
On behalf of the following series:
Six Circles U.S. Unconstrained Equity Fund
Six Circles International Unconstrained Equity Fund
Six Circles Tax Aware Intermediate Duration Fund
Six Circles Ultra Short Duration Fund
Six Circles Managed Equity Portfolio U.S. Unconstrained Fund
Six Circles Managed Equity Portfolio International Unconstrained Fund
Six Circles Global Bond Fund
Six Circles Tax Aware Bond Fund
Six Circles Credit Opportunities Fund
Six Circles Multi-Strategy Fund
(Exact name of registrant as specified in charter)

270 Park Avenue, New York, NY 10017
(Address of principal executive offices) (Zip Code)

The Corporation Trust Company
270 Park Avenue
New York, NY 10017
(Name and address of agent for service)

Registrant’s telephone number, including area code: (212) 464‑2070
Date of fiscal year end: December 31
Date of reporting period: June 30, 2026

Form N‑CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e‑1 under the Investment Company Act of 1940 (17 CFR 270.30e‑1). The Commission may use the information provided on Form N‑CSR in its regulatory, disclosure review, inspection, and policymaking roles.
A registrant is required to disclose the information specified by Form N‑CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in FormN‑CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Report to Stockholders.

Semi-Annual Shareholder Report June 30, 2026

Six Circles Ultra Short Duration Fund (CUSDX)

This semi-annual shareholder report contains important information about the Six Circles Ultra Short Duration Fund (the “Fund”) for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at www.sixcirclesfunds.com/literature. You can also request this information by contacting us at 1-212-464-2070.

What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*

Six Circles Ultra Short Duration Fund	$10	0.19%
* This charge is annualized.

Key Fund Statistics

Fund’s net assets (in thousands)	$1,110,868

Total number of portfolio holdings	762

Portfolio turnover rate as of the end of the reporting period	30.40%

Graphical Representation of Holdings
The tables below show the investment make up of the Fund, representing a percentage of total net assets of the Fund.

Asset Type1)		Top Ten Holdings2)

Corporate Bonds	50.8%	U.S. Treasury Bills, 3.47%, 01/21/2027	4.1%

Short-Term Investments	29.0	U.S. Treasury Bills, 3.63%, 09/01/2026	1.7

Asset-Backed Securities	10.2	U.S. Treasury Bills, 3.75%, 04/15/2027	1.3

Collateralized Mortgage Obligations	6.3	U.S. Treasury Bills, 3.59%, 12/24/2026	1.2

Commercial Mortgage-Backed Securities	1.8	U.S. Treasury Bills, 3.60%, 02/18/2027	1.2

Mortgage-Backed Securities	1.1	U.S. Treasury Bills, 3.61%, 08/25/2026	1.2

Foreign Government Securities	0.7	U.S. Treasury Bills, 3.61%, 08/04/2026	1.2

U.S. Government Agency Securities	0.1	U.S. Treasury Bills, 3.60%, 08/11/2026	1.2

U.S. Treasury Obligations	0.1	U.S. Treasury Bills, 3.61%, 09/03/2026	1.2

Certificates of Deposit	0.1	FNMA or FHLMC, Single Family, 30 years, TBA, 5.50%, 08/01/2056	1.1

		Total % of Portfolio	15.4%
1) Presented percentages may not sum to 100% due to rounding to the nearest percent.
2) Holdings are subject to change. The holdings listed should not be considered recommendations to purchase or sell a particular security. Each individual security is calculated as a percentage of the aggregate market value of the securities held in the Fund and may include the use of derivative positions.

Availability of Additional Information
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, visit www.sixcirclesfunds.com/literature. You can also request this information by contacting us at 1-212-464-2070.
The Six Circles Funds are specifically designed to be completion portfolios within an overall discretionary portfolio. This Fund and other Six Circles Funds are not intended to be standalone investments.

Semi-Annual Shareholder Report	1	Six Circles Ultra Short Duration Fund (CUSDX)

Semi-Annual Shareholder Report June 30, 2026

Six Circles Tax Aware Intermediate Duration Fund (CUTAX)

This semi-annual shareholder report contains important information about the Six Circles Tax Aware Intermediate Duration Fund (the “Fund”) for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at www.sixcirclesfunds.com/literature. You can also request this information by contacting us at 1-212-464-2070.
This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*

Six Circles Tax Aware Intermediate Duration Fund	$8	0.16%
* This charge is annualized.

Key Fund Statistics

Fund’s net assets (in thousands)	$1,991,226

Total number of portfolio holdings	403

Portfolio turnover rate as of the end of the reporting period	114.60%

Graphical Representation of Holdings
The tables below show the investment make up of the Fund, representing a percentage of total net assets of the Fund.

Asset Type1)		Top Ten Holdings2)

Municipal Bonds	99.1%	U.S. Treasury Bills, 3.66%, 09/03/2026	2.8%

Short-Term Investments	6.6	U.S. Treasury Notes, 4.00%, 05/31/2028	1.6

U.S. Treasury Obligations	1.7	U.S. Treasury Bills, 3.70%, 09/24/2026	1.4

		Tohopekaliga Water Authority, Series A, Rev., 5.00%, 10/01/2030	1.3

		Black Belt Energy Gas District, Gas Project, Series C, Rev., 5.25%, 06/01/2036	1.2

		School Board of Miami-Dade County (The), Series A, COP, 5.00%, 02/01/2032	1.0

		State of New Mexico Severance Tax Permanent Fund, Series A, Rev., 5.00%, 07/01/2036	1.0

		North Carolina Municipal Power Agency No. 1, Rev., 5.00%, 01/01/2029	1.0

		State of Nevada Highway Improvement Revenue, Rev., 4.00%, 12/01/2034	0.9

		Arizona Industrial Development Authority, Equitable School Revolving Fund, Rev., 5.00%, 11/01/2031	0.8

		Total % of Portfolio	13.0%
1) Presented percentages may not sum to 100% due to rounding to the nearest percent.
2) Holdings are subject to change. The holdings listed should not be considered recommendations to purchase or sell a particular security. Each individual security is calculated as a percentage of the aggregate market value of the securities held in the Fund and may include the use of derivative positions.

Material Fund Changes
Effective May 1, 2026, the Fund changed its name from the Six Circles Tax Aware Ultra Short Duration Fund to the Six Circles Tax Aware Intermediate Duration Fund. At the same time, the Fund changed its non-fundamental investment objective from seeking to generate current income consistent with capital preservation to seeking to provide after-tax total return.
In connection with these changes, the Fund changed its principal investment strategy from an ultra-short duration approach to an intermediate duration approach. Under the new strategy, the Fund generally seeks to maintain a weighted average effective portfolio duration of between three and eight years, compared with one year or less under its prior strategy.

Semi-Annual Shareholder Report	1	Six Circles Tax Aware Intermediate Duration Fund (CUTAX)

The Fund also added certain principal risks associated with its new investment strategy, including Municipal Project Housing-Related (Municipal Whole Loans) Risk, Loan Participations and Assignments Risk, and To-Be-Announced (“TBA”) Transactions Risk.
As of May 1, 2026, the sub-advisers to the Fund were Insight North America LLC and Pacific Investment Management Company LLC. BlackRock Investment Management, LLC was added as sub-adviser effective July 1, 2026.
This is a summary of certain changes to the Fund since January 1, 2026. For more complete information, you may review the Fund’s prospectus dated May 1, 2026, which is available at www.sixcirclesfunds.com/literature or upon request by calling 1-212-464-2070.

Availability of Additional Information
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, visit www.sixcirclesfunds.com/literature. You can also request this information by contacting us at 1-212-464-2070.
The Six Circles Funds are specifically designed to be completion portfolios within an overall discretionary portfolio. This Fund and other Six Circles Funds are not intended to be standalone investments.

Semi-Annual Shareholder Report	2	Six Circles Tax Aware Intermediate Duration Fund (CUTAX)

Semi-Annual Shareholder Report June 30, 2026

Six Circles U.S. Unconstrained Equity Fund (CUSUX)

This semi-annual shareholder report contains important information about the Six Circles U.S. Unconstrained Equity Fund (the “Fund”) for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at www.sixcirclesfunds.com/literature. You can also request this information by contacting us at 1-212-464-2070.

What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*

Six Circles U.S. Unconstrained Equity Fund	$3	0.05%
* This charge is annualized.

Key Fund Statistics

Fund’s net assets (in thousands)	$35,739,230

Total number of portfolio holdings	533

Portfolio turnover rate as of the end of the reporting period	23.76%

Graphical Representation of Holdings
The tables below show the investment make up of the Fund, representing a percentage of total net assets of the Fund.

Sector Allocation1)	Top Ten Holdings2)

	NVIDIA Corp.	7.1%
	Apple, Inc.	5.9
	Microsoft Corp.	5.4
	Amazon.com, Inc.	4.7
	Broadcom, Inc.	3.5
	Alphabet, Inc., Class A	3.2
	Walmart, Inc.	3.1
	Alphabet, Inc., Class C	2.2
	Eli Lilly & Co.	2.1
	Micron Technology, Inc.	1.8
	Total % of Portfolio	39.0%

1) Presented percentages may not sum to 100% due to rounding to the nearest percent.
2) Holdings are subject to change. The holdings listed should not be considered recommendations to purchase or sell a particular security. Each individual security is calculated as a percentage of the aggregate market value of the securities held in the Fund and may include the use of derivative positions.

Availability of Additional Information
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, visit www.sixcirclesfunds.com/literature. You can also request this information by contacting us at 1-212-464-2070.
The Six Circles Funds are specifically designed to be completion portfolios within an overall discretionary portfolio. This Fund and other Six Circles Funds are not intended to be standalone investments.

Semi-Annual Shareholder Report	1	Six Circles U.S. Unconstrained Equity Fund (CUSUX)

Semi-Annual Shareholder Report June 30, 2026

Six Circles International Unconstrained Equity Fund (CIUEX)

This semi-annual shareholder report contains important information about the Six Circles International Unconstrained Equity Fund (the “Fund”) for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at www.sixcirclesfunds.com/literature. You can also request this information by contacting us at 1-212-464-2070.

What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*

Six Circles International Unconstrained Equity Fund	$4	0.07%
* This charge is annualized.

Key Fund Statistics

Fund’s net assets (in thousands)	$21,679,845

Total number of portfolio holdings	673

Portfolio turnover rate as of the end of the reporting period	13.38%

Graphical Representation of Holdings
The tables below show the investment make up of the Fund, representing a percentage of total net assets of the Fund.

Sector Allocation1)	Top Ten Holdings2)

	ASML Holding NV	4.9%
	HSBC Holdings plc	3.9
	Rolls-Royce Holdings plc	2.9
	Siemens AG (Registered)	2.7
	Taiwan Semiconductor Manufacturing Co. Ltd.	2.6
	Siemens Energy AG	2.2
	British American Tobacco plc	2.0
	Nestle SA	2.0
	SAP SE	2.0
	Roche Holding AG	2.0
	Total % of Portfolio	27.2%

1) Presented percentages may not sum to 100% due to rounding to the nearest percent.
2) Holdings are subject to change. The holdings listed should not be considered recommendations to purchase or sell a particular security. Each individual security is calculated as a percentage of the aggregate market value of the securities held in the Fund and may include the use of derivative positions.

Availability of Additional Information
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, visit www.sixcirclesfunds.com/literature. You can also request this information by contacting us at 1-212-464-2070.
The Six Circles Funds are specifically designed to be completion portfolios within an overall discretionary portfolio. This Fund and other Six Circles Funds are not intended to be standalone investments.

Semi-Annual Shareholder Report	1	Six Circles International Unconstrained Equity Fund (CIUEX)

Semi-Annual Shareholder Report June 30, 2026

Six Circles Global Bond Fund (CGLBX)

This semi-annual shareholder report contains important information about the Six Circles Global Bond Fund (the “Fund”) for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at www.sixcirclesfunds.com/literature. You can also request this information by contacting us at 1‑212‑464‑2070.

What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*

Six Circles Global Bond Fund	$5	0.11%
* This charge is annualized.

Key Fund Statistics

Fund’s net assets (in thousands)	$18,450,266

Total number of portfolio holdings	7,627

Portfolio turnover rate as of the end of the reporting period	62.48%

Graphical Representation of Holdings
The tables below show the investment make up of the Fund, representing a percentage of total net assets of the Fund.

Asset Type1)		Top Ten Holdings2)

Foreign Government Securities	59.9%	FNMA or FHLMC, Single Family, 30 years, TBA, 6.00%, 09/01/2056	1.1%

Mortgage-Backed Securities	14.0	China Government Bond, (China), 1.91%, 07/15/2029	0.8

Corporate Bonds	13.9	U.S. Treasury Notes, 4.63%, 02/15/2035	0.8

U.S. Treasury Obligations	13.6	U.S. Treasury Notes, 4.38%, 05/15/2034	0.7

Collateralized Mortgage Obligations	1.9	U.S. Treasury Notes, 4.25%, 05/15/2035	0.7

Short-Term Investments	1.4	U.S. Treasury Notes, 4.25%, 11/15/2034	0.7

Asset-Backed Securities	0.4	China Government Bond, (China), 1.49%, 12/25/2031	0.7

Commercial Mortgage-Backed Securities	0.3	U.S. Treasury Notes, 4.25%, 08/15/2035	0.7

U.S. Government Agency Securities	0.1	U.S. Treasury Notes, 4.13%, 02/15/2036	0.7

Municipal Bonds	0.0	U.S. Treasury Notes, 4.00%, 02/15/2034	0.7

		Total % of Portfolio	7.6%
1) Presented percentages may not sum to 100% due to rounding to the nearest percent.
2) Holdings are subject to change. The holdings listed should not be considered recommendations to purchase or sell a particular security. Each individual security is calculated as a percentage of the aggregate market value of the securities held in the Fund and may include the use of derivative positions.

Availability of Additional Information
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, visit www.sixcirclesfunds.com/literature. You can also request this information by contacting us at 1-212-464-2070.
The Six Circles Funds are specifically designed to be completion portfolios within an overall discretionary portfolio. This Fund and other Six Circles Funds are not intended to be standalone investments.

Semi-Annual Shareholder Report	1	Six Circles Global Bond Fund (CGLBX)

Semi-Annual Shareholder Report June 30, 2026

Six Circles Tax Aware Bond Fund (CBTAX)

This semi-annual shareholder report contains important information about the Six Circles Tax Aware Bond Fund (the “Fund”) for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at www.sixcirclesfunds.com/literature. You can also request this information by contacting us at 1‑212‑464‑2070.

What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*

Six Circles Tax Aware Bond Fund	$6	0.12%
* This charge is annualized.

Key Fund Statistics

Fund’s net assets (in thousands)	$18,101,854

Total number of portfolio holdings	5,069

Portfolio turnover rate as of the end of the reporting period	7.59%

Graphical Representation of Holdings
The tables below show the investment make up of the Fund, representing a percentage of total net assets of the Fund.

Asset Type1)		Top Ten Holdings2)

Municipal Bonds	96.4%	Black Belt Energy Gas District, Series B, Rev., 5.00%, 10/01/2035	0.3%
Short-Term Investments	3.3	Black Belt Energy Gas District, Gas Project, Series C, Rev., 5.25%, 06/01/2036	0.3

Commercial Mortgage‑Backed Securities	0.4	California Community Choice Financing Authority, Rev., 5.00%, 12/01/2055	0.3

Warrants	0.0	Southeast Energy Authority, A Cooperative District, Series F, Rev., 5.25%, 11/01/2055	0.2

		Texas Transportation Finance Corp., Rev., 5.25%, 10/01/2050	0.2

		County of Fairfax, Series B, GO, 5.00%, 10/01/2026	0.2

		New York Liberty Development Corp., World Trade Center Project, Series 1, Rev., 5.00%, 11/15/2044	0.2

		Commonwealth Financing Authority, Tobacco Master Settlement Payment, Rev., 4.00%, 06/01/2039	0.2

		State of Washington, Bidding Group 1, Series A, GO, 5.00%, 08/01/2034	0.2

		Black Belt Energy Gas District, Gas Project, Series E, Rev., 5.00%, 07/01/2033	0.2

		Total % of Portfolio	2.3%
1) Presented percentages may not sum to 100% due to rounding to the nearest percent.
2) Holdings are subject to change. The holdings listed should not be considered recommendations to purchase or sell a particular security. Each individual security is calculated as a percentage of the aggregate market value of the securities held in the Fund and may include the use of derivative positions.

Availability of Additional Information
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, visit www.sixcirclesfunds.com/literature. You can also request this information by contacting us at 1-212-464-2070.
The Six Circles Funds are specifically designed to be completion portfolios within an overall discretionary portfolio. This Fund and other Six Circles Funds are not intended to be standalone investments.

Semi-Annual Shareholder Report	1	Six Circles Tax Aware Bond Fund (CBTAX)

Semi-Annual Shareholder Report June 30, 2026

Six Circles Credit Opportunities Fund (CRDOX)

This semi-annual shareholder report contains important information about the Six Circles Credit Opportunities Fund (the “Fund”) for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at www.sixcirclesfunds.com/literature. You can also request this information by contacting us at 1‑212‑464‑2070.

What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*

Six Circles Credit Opportunities Fund	$14	0.27%
* This charge is annualized.

Key Fund Statistics

Fund’s net assets (in thousands)	$5,550,000

Total number of portfolio holdings	3,888

Portfolio turnover rate as of the end of the reporting period	24.97%

Graphical Representation of Holdings
The tables below show the investment make up of the Fund, representing a percentage of total net assets of the Fund.

Asset Type1)		Top Ten Holdings2)

Corporate Bonds	70.4%	Argentine Republic Government International Bond, (Argentina), SUB, 3.50%, 07/09/2041	0.5%

Foreign Government Securities	16.7	Gaci First Investment Co., (Cayman Islands), Reg. S, 5.25%, 10/13/2032	0.4

Short-Term Investments	3.1	Beignet Investor LLC, 6.58%, 05/30/2049	0.4

Loan Assignments	2.7	Meridian Arc Holdco LLC, 6.25%, 04/30/2031	0.3

Asset-Backed Securities	2.4	Grifols SA, (Spain), Reg. S, 3.88%, 10/15/2028	0.3

U.S. Treasury Obligations	1.2	Egypt Government International Bond, (Egypt), Reg. S, 6.38%, 04/11/2031	0.3

Commercial Mortgage‑Backed Securities	0.8	ZF Europe Finance BV, (Netherlands), Reg. S, 7.00%, 06/12/2030	0.3

Common Stocks	0.5	Digicel Holdings Bermuda Ltd. / Digicel International Finance Ltd., (Jamaica)	0.3

Mortgage-Backed Securities	0.4	Schaeffler AG, (Germany), Reg. S, 4.50%, 05/12/2032	0.3

Collateralized Mortgage Obligations	0.2	Oman Government International Bond, (Oman), Reg. S, 6.25%, 01/25/2031	0.3

Preferred Stocks	0.1	Total % of Portfolio	3.4%
Convertible Bonds	0.1
Warrants	0.0

1) Presented percentages may not sum to 100% due to rounding to the nearest percent.
2) Holdings are subject to change. The holdings listed should not be considered recommendations to purchase or sell a particular security. Each individual security is calculated as a percentage of the aggregate market value of the securities held in the Fund and may include the use of derivative positions.

Availability of Additional Information
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, visit www.sixcirclesfunds.com/literature. You can also request this information by contacting us at 1-212-464-2070.
The Six Circles Funds are specifically designed to be completion portfolios within an overall discretionary portfolio. This Fund and other Six Circles Funds are not intended to be standalone investments.

Semi-Annual Shareholder Report	1	Six Circles Credit Opportunities Fund (CRDOX)

Semi-Annual Shareholder Report June 30, 2026

Six Circles Multi-Strategy Fund (CALTX)

This semi-annual shareholder report contains important information about the Six Circles Multi-Strategy Fund (the “Fund”) for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at www.sixcirclesfunds.com/literature. You can also request this information by contacting us at 1-212-464-2070.

What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*

Six Circles Multi-Strategy Fund	$51	1.00%
* This charge is annualized.

Key Fund Statistics

Fund’s net assets (in thousands)	$2,274,808

Total number of portfolio holdings	13,277

Portfolio turnover rate as of the end of the reporting period	390.87%

Graphical Representation of Holdings
The tables below show the investment make up of the Fund, representing a percentage of total net assets of the Fund.

Asset Type1)		Top Ten Holdings2)

Short-Term Investments	50.8%	U.S. Treasury Bills, 3.59%, 07/16/2026	11.2%

Mortgage-Backed Securities	32.7	U.S. Treasury Bills, 3.60%, 08/06/2026	4.4

Collateralized Mortgage Obligations	20.3	FNMA or FHLMC, Single Family, 30 years, TBA, 5.50%, 08/01/2056	3.6

Asset-Backed Securities	8.8	FNMA or FHLMC, Single Family, 30 years, TBA, 5.00%, 08/01/2056	3.6

Loan Assignments	8.7	FNMA or FHLMC, Single Family, 30 years, TBA, 6.00%, 07/01/2056	2.1

Commercial Mortgage-Backed Securities	2.5	FNMA or FHLMC, Single Family, 30 years, TBA, 6.50%, 08/01/2056	1.9

Corporate Bonds	1.0	U.S. Treasury Bills, 3.61%, 07/09/2026	1.8

Preferred Stocks	0.0	FNMA or FHLMC, Single Family, 30 years, TBA, 6.00%, 08/01/2056	1.6

Convertible Bonds	0.0	U.S. Treasury Bills, 3.66%, 09/10/2026	1.6

U.S. Treasury Obligations	0.0	U.S. Treasury Bills, 3.64%, 09/03/2026	1.5

		Total % of Portfolio	33.3%
1) Presented percentages may not sum to 100% due to rounding to the nearest percent.
2) Holdings are subject to change. The holdings listed should not be considered recommendations to purchase or sell a particular security. Each individual security is calculated as a percentage of the aggregate market value of the securities held in the Fund and may include the use of derivative positions.

Availability of Additional Information
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, visit www.sixcirclesfunds.com/literature. You can also request this information by contacting us at 1-212-464-2070.
The Six Circles Funds are specifically designed to be completion portfolios within an overall discretionary portfolio. This Fund and other Six Circles Funds are not intended to be standalone investments.

Semi-Annual Shareholder Report	1	Six Circles Multi-Strategy Fund (CALTX)

Semi-Annual Shareholder Report June 30, 2026

Six Circles Managed Equity Portfolio U.S. Unconstrained Fund (CMEUX)

This semi-annual shareholder report contains important information about the Six Circles Managed Equity Portfolio U.S. Unconstrained Fund (the “Fund”) for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at www.sixcirclesfunds.com/literature. You can also request this information by contacting us at 1-212-464-2070.

What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*

Six Circles Managed Equity Portfolio U.S. Unconstrained Fund	$3	0.05%
* This charge is annualized.

Key Fund Statistics

Fund’s net assets (in thousands)	$34,001,975

Total number of portfolio holdings	625

Portfolio turnover rate as of the end of the reporting period	12.28%

Graphical Representation of Holdings
The tables below show the investment make up of the Fund, representing a percentage of total net assets of the Fund.

Sector Allocation1)	Top Ten Holdings2)

	NVIDIA Corp.	7.6%
	Apple, Inc.	6.6
	Microsoft Corp.	5.2
	Amazon.com, Inc.	4.4
	Broadcom, Inc.	3.3
	Alphabet, Inc., Class A	3.3
	Alphabet, Inc., Class C	2.6
	Micron Technology, Inc.	2.1
	Meta Platforms, Inc., Class A	2.0
	Eli Lilly & Co.	1.9
	Total % of Portfolio	39.0%

1) Presented percentages may not sum to 100% due to rounding to the nearest percent.
2) Holdings are subject to change. The holdings listed should not be considered recommendations to purchase or sell a particular security. Each individual security is calculated as a percentage of the aggregate market value of the securities held in the Fund and may include the use of derivative positions.

Availability of Additional Information
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, visit www.sixcirclesfunds.com/literature. You can also request this information by contacting us at 1-212-464-2070.
The Six Circles Funds are specifically designed to be completion portfolios within an overall discretionary portfolio. This Fund and other Six Circles Funds are not intended to be standalone investments.

Semi-Annual Shareholder Report	1	Six Circles Managed Equity Portfolio U.S. Unconstrained Fund (CMEUX)

Semi-Annual Shareholder Report June 30, 2026

Six Circles Managed Equity Portfolio International Unconstrained Fund (CMIUX)

This semi-annual shareholder report contains important information about the Six Circles Managed Equity Portfolio International Unconstrained Fund (the “Fund”) for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at www.sixcirclesfunds.com/literature. You can also request this information by contacting us at 1‑212‑464‑2070.

What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*

Six Circles Managed Equity Portfolio International Unconstrained Fund	$4	0.08%
* This charge is annualized.

Key Fund Statistics

Fund’s net assets (in thousands)	$14,600,712

Total number of portfolio holdings	1,811

Portfolio turnover rate as of the end of the reporting period	11.31%

Graphical Representation of Holdings
The tables below show the investment make up of the Fund, representing a percentage of total net assets of the Fund.

Sector Allocation1)	Top Ten Holdings2)

	ASML Holding NV	4.3%

	HSBC Holdings plc	3.4
	Rolls-Royce Holdings plc	2.6
	British American Tobacco plc	2.4
	Siemens AG (Registered)	2.1
	BAE Systems plc	1.9
	Taiwan Semiconductor Manufacturing Co. Ltd.	1.8
	Roche Holding AG	1.7
	Siemens Energy AG	1.7
	Nestle SA	1.6
	Total % of Portfolio	23.5%

1) Presented percentages may not sum to 100% due to rounding to the nearest percent.
2) Holdings are subject to change. The holdings listed should not be considered recommendations to purchase or sell a particular security. Each individual security is calculated as a percentage of the aggregate market value of the securities held in the Fund and may include the use of derivative positions.

Availability of Additional Information
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, visit www.sixcirclesfunds.com/literature. You can also request this information by contacting us at 1-212-464-2070.
The Six Circles Funds are specifically designed to be completion portfolios within an overall discretionary portfolio. This Fund and other Six Circles Funds are not intended to be standalone investments.

Semi-Annual Shareholder Report	1	Six Circles Managed Equity Portfolio International Unconstrained Fund (CMIUX)

Item 2. Code of Ethics.

Not applicable for the reporting period.

Item 3. Audit Committee Financial Expert.

Not applicable for the reporting period.

Item 4. Principal Accountant Fees and Services.

Not applicable for the reporting period.

Item 5. Audit Committee of Listed Registrants.

Not applicable for the reporting period.

Item 6. Investments.

(a)	A Schedule of Investments in securities of unaffiliated issuers as of the close of the Reporting Period is included in the financial statements filed under Item 7 of this Form N-CSR.

(b)	Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Semi-Annual Report

SIX CIRCLES® FUNDS

June 30, 2026

Six Circles Ultra Short Duration Fund

Six Circles Tax Aware Intermediate Duration Fund

Six Circles U.S. Unconstrained Equity Fund

Six Circles International Unconstrained Equity Fund

Six Circles Global Bond Fund

Six Circles Tax Aware Bond Fund

Six Circles Credit Opportunities Fund

Six Circles Multi-Strategy Fund

*	The Schedule of Portfolio Investments, Financial Statements and Financial Highlights have been consolidated for the Six Circles Credit Opportunities Fund and the Six Circles Multi-Strategy Fund.

Investments in a Fund are not deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the FDIC, the Federal Reserve Board or any other government agency. You could lose money if you sell when a Fund’s share price is lower than when you invested.

Past performance is no guarantee of future performance. The general market views expressed in this report are opinions based on market and other conditions through the end of the reporting period and are subject to change without notice. These views are not intended to predict the future performance of a Fund or the securities markets. References to specific securities and their issuers are for illustrative purposes only and are not intended to be, and should not be interpreted as, recommendations to purchase or sell such securities. Such views are not meant as investment advice and may not be relied on as an indication of trading intent on behalf of any Fund.

For more complete information about the Funds, including the Funds’ objectives, risks, charges and expenses, call your J.P. Morgan representative or call 1-212-464-2070 or go to www.sixcirclesfunds.com for a prospectus. Read the prospectus carefully. The Six Circles Funds are specifically designed to be completion portfolios within an overall discretionary portfolio. The Six Circles Funds are not intended to be standalone investments.

Six Circles Ultra Short Duration Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JUNE 30, 2026 (Unaudited)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)
Asset-Backed Securities — 10.2%
Automobile ABS — 6.7%
Auto ABS Spanish Loans FT, (Spain), Series 2024-1, Class A, Reg. S, (EURIBOR 1 Month + 0.85%), 3.06%, 09/28/2038 (aa)	EUR	558	639
AutoFlorence Srl, (Italy),
Series 2, Class A, Reg. S, (EURIBOR 1 Month + 0.70%), 2.98%, 12/24/2044 (aa)	EUR	85	97
Series 2, Class B, Reg. S, (EURIBOR 1 Month + 0.75%), 3.03%, 12/24/2044 (aa)	EUR	18	20
Series 3, Class A, Reg. S, (EURIBOR 1 Month + 0.95%), 3.19%, 12/25/2046 (aa)	EUR	349	401
Series 3, Class B, Reg. S, (EURIBOR 1 Month + 2.35%), 4.59%, 12/25/2046 (aa)	EUR	35	41
Autonoria Spain 2022 FT, (Spain),
Series 2022-SP, Class A, Reg. S, (EURIBOR 1 Month + 0.84%), 3.08%, 01/25/2040 (aa)	EUR	233	267
Series 2022-SP, Class B, Reg. S, (EURIBOR 1 Month + 2.00%), 4.24%, 01/26/2040 (aa)	EUR	29	34
Autonoria Spain 2023 FT, (Spain),
Series 2023-SP, Class A, Reg. S, (EURIBOR 1 Month + 0.70%), 2.94%, 09/30/2041 (aa)	EUR	328	375
Series 2023-SP, Class B, Reg. S, (EURIBOR 1 Month + 1.15%), 3.39%, 09/30/2041 (aa)	EUR	47	54
Avis Budget Rental Car Funding AESOP LLC, Series 2024-1A, Class A, 5.36%, 06/20/2030 (e)		1,500	1,523
BMW Canada Auto Trust, (Canada), Series 2026-1A, Class A2, 3.59%, 05/21/2029 (e)	CAD	400	283
BofA Auto Trust, Series 2025-1A, Class A2A, 4.52%, 11/22/2027 (e)		129	129
Capital One Prime Auto Receivables Trust, Series 2023-2, Class A3, 5.82%, 06/15/2028		408	411
Cardiff Auto Receivables Securitisation plc, (United Kingdom), Series 2024-1, Class B, Reg. S, (SONIA Interest Rate Benchmark + 1.40%), 5.14%, 08/20/2031 (aa)	GBP	264	351
CarMax Auto Owner Trust,
Series 2023-3, Class A3, 5.28%, 05/15/2028		321	322
Series 2023-4, Class A3, 6.00%, 07/17/2028		684	689
Series 2024-1, Class A3, 4.92%, 10/16/2028		554	556

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)

Automobile ABS — continued
Series 2024-2, Class A3, 5.50%, 01/16/2029		340	343
Series 2025-1, Class A3, 4.84%, 01/15/2030		500	502
Series 2025-2, Class A2A, 4.59%, 07/17/2028		879	880
Cars Alliance Auto Leases France, (France),
Series 2023-1FRV, Class A, Reg. S, (EURIBOR 1 Month + 0.65%), 2.94%, 10/21/2038 (aa)	EUR	159	181
Series 2023-1FRV, Class B, Reg. S, (EURIBOR 1 Month + 1.30%), 3.59%, 10/21/2038 (aa)	EUR	400	458
Carvana Auto Receivables Trust,
Series 2023-P1, Class A4, 5.94%, 01/10/2029 (e)		1,149	1,157
Series 2024-P1, Class A3, 5.05%, 04/10/2029 (e)		456	458
Series 2024-P4, Class A3, 4.64%, 01/10/2030		327	328
Series 2025-P2, Class A3, 4.55%, 08/12/2030		2,700	2,705
Series 2025-P4, Class A2, 4.19%, 03/12/2029		1,515	1,514
Series 2026-P1, Class A2, 4.10%, 06/11/2029		500	499
Citizen Irish Auto Receivables Trust 2023 DAC, (Ireland),
Series 2023-1, Class A, Reg. S, (EURIBOR 1 Month + 0.77%), 2.81%, 12/15/2032 (aa)	EUR	21	25
Series 2023-1, Class B, Reg. S, (EURIBOR 1 Month + 1.40%), 3.44%, 12/15/2032 (aa)	EUR	121	138
Citizens Auto Receivables Trust, Series 2023-1, Class A3, 5.84%, 01/18/2028 (e)		169	169
Compartment Driver UK Ten, (United Kingdom), Series 10, Class B, Reg. S, (SONIA Interest Rate Benchmark + 1.00%), 4.74%, 04/25/2033 (aa)	GBP	2,000	2,653
E-Carat DE, (Luxembourg), Series 2024-1, Class A, Reg. S, (EURIBOR 1 Month + 0.45%), 2.73%, 11/25/2035 (aa)	EUR	503	575
FCT Autonoria DE 2023, (France), Series 2023-DE, Class B, Reg. S, (EURIBOR 1 Month + 1.15%), 3.39%, 01/26/2043 (aa)	EUR	80	91
Finance Ireland Auto Receivables No. 2 DAC, (Ireland), Series 2, Class A, Reg. S, (EURIBOR 1 Month + 0.68%), 2.81%, 11/14/2034 (aa)	EUR	607	694
Ford Auto Securitization Trust II Asset-Backed Notes, (Canada), Series 2026-AA, Class A1, 2.93%, 05/15/2028 (e)	CAD	426	301

SEE NOTES TO FINANCIAL STATEMENTS.

JUNE 30, 2026	SIX CIRCLES TRUST	1

Six Circles Ultra Short Duration Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JUNE 30, 2026 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)
Asset-Backed Securities — continued
Automobile ABS — continued
Ford Auto Securitization Trust II, (Canada), Series 2024-BA, Class A2, 3.72%, 11/15/2028 (e)	CAD	1,232	872
Ford Credit Auto Owner Trust,
Series 2024-1, Class A, SUB, 4.87%, 08/15/2036 (e)		789	797
Series 2024-C, Class A2A, 4.32%, 08/15/2027		14	14
Series 2024-C, Class A3, 4.07%, 07/15/2029		829	828
Series 2025-B, Class A2A, 3.88%, 06/15/2028		1,156	1,154
Series 2026-B, Class A2A, 4.14%, 04/15/2029		3,846	3,843
Ford Credit Auto Owner Trust / Ford Credit, Series 2025-1, Class A, SUB, 4.86%, 08/15/2037 (e)		960	970
Ford Credit Floorplan Master Owner Trust A, Series 2024-3, Class A1, 4.30%, 09/15/2029 (e)		500	500
GM Financial Automobile Leasing Trust,
Series 2025-1, Class A2A, 4.54%, 05/20/2027		372	372
Series 2025-2, Class A2A, 4.55%, 07/20/2027		332	332
GM Financial Consumer Automobile Receivables Trust,
Series 2023-2, Class A3, 4.47%, 02/16/2028		66	66
Series 2023-4, Class A3, 5.78%, 08/16/2028		402	404
Series 2024-1, Class A3, 4.85%, 12/18/2028		468	469
Series 2024-2, Class A3, 5.10%, 03/16/2029		315	316
Series 2024-3, Class A3, 5.13%, 04/16/2029		416	418
Series 2024-4, Class A3, 4.40%, 08/16/2029		2,365	2,367
GMF Canada Leasing Trust Asset-Backed Notes, (Canada), Series 2026-1A, Class A2, 3.29%, 01/22/2029 (e)	CAD	6,300	4,480
GMF Floorplan Owner Revolving Trust, Series 2024-4A, Class A1, 4.73%, 11/15/2029 (e)		945	950
Golden Bar Securitisation Srl, (Italy), Series 2023-2, Class B, Reg. S, (EURIBOR 3 Month + 2.90%), 5.29%, 09/22/2043 (aa)	EUR	147	172
Harley-Davidson Motorcycle Trust, Series 2025-A, Class A2A, 4.71%, 07/17/2028		172	173
Hill FL 2024-1BV, (Netherlands), Series 2024-1FL, Class B, Reg. S, (EURIBOR 1 Month + 1.10%), 3.31%, 02/18/2032 (aa)	EUR	104	119

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)

Automobile ABS — continued
Hill FL 2024-2 BV, (Netherlands), Series 2024-2FL, Class A, Reg. S, (EURIBOR 1 Month + 0.72%), 2.93%, 10/18/2032 (aa)	EUR	380	434
Honda Auto Receivables Owner Trust,
Series 2025-3, Class A3, 4.04%, 02/21/2030		1,895	1,887
Series 2026-2, Class A2A, 4.11%, 12/15/2028		1,896	1,894
Hyundai Auto Lease Securitization Trust,
Series 2025-B, Class A2A, 4.58%, 09/15/2027 (e)		638	639
Series 2025-C, Class A2A, 4.37%, 01/18/2028 (e)		756	757
Hyundai Auto Receivables Trust,
Series 2024-A, Class A3, 4.99%, 02/15/2029		2,049	2,056
Series 2024-B, Class A3, 4.84%, 03/15/2029		1,474	1,478
Series 2024-C, Class A3, 4.41%, 05/15/2029		1,921	1,923
LAD Auto Receivables Trust,
Series 2024-3A, Class A4, 4.60%, 12/17/2029 (e)		3,300	3,309
Series 2026-1A, Class A2, 3.75%, 05/15/2029 (e)		200	199
LT Autorahoitus V DAC, (Ireland), Series 5, Class B, Reg. S, (EURIBOR 1 Month + 0.90%), 3.11%, 05/18/2035 (aa)	EUR	400	455
LT Rahoitus 2025-1 DAC, (Ireland), Series 6, Class A, Reg. S, (EURIBOR 1 Month + 0.54%), 2.75%, 07/18/2036 (aa)	EUR	321	366
Mercedes-Benz Auto Receivables Trust, Series 2023-1, Class A3, 4.51%, 11/15/2027		62	62
Metro Finance Trust, (Australia), Series 2024-1, Class A, Reg. S, (BBSW ASX Australian 1 Month + 1.25%), 5.55%, 09/17/2030 (aa)	AUD	242	168
Nissan Auto Lease Trust,
Series 2024-B, Class A3, 4.92%, 11/15/2027		500	502
Series 2025-A, Class A2B, (United States 30 Day Average SOFR + 0.45%), 4.04%, 11/15/2027 (aa)		466	466
Series 2025-B, Class A2A, 4.44%, 03/15/2028		1,748	1,749
Series 2026-A, Class A2A, 3.90%, 05/15/2028		600	598
Oscar US Funding XVII LLC, Series 2024-2A, Class A2, 4.63%, 12/10/2027 (e)		198	198
Panorama Auto Trust, (Australia), Series 2025-1, Class A, Reg. S, (BBSW ASX Australian 1 Month + 0.97%), 5.27%, 03/15/2033 (aa)	AUD	339	235

SEE NOTES TO FINANCIAL STATEMENTS.

2	SIX CIRCLES TRUST	JUNE 30, 2026

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)
Asset-Backed Securities — continued
Automobile ABS — continued
Pony SA, (Luxembourg),
Series 2024-1, Class A, Reg. S, (EURIBOR 1 Month + 0.52%), 2.65%, 01/14/2033 (aa)	EUR	491	562
Series 2024-1, Class B, Reg. S, (EURIBOR 1 Month + 0.85%), 2.98%, 01/14/2033 (aa)	EUR	74	84
Porsche Financial Auto Securitization Trust, Series 2024-1A, Class A3, 4.44%, 01/22/2030 (e)		1,407	1,408
Red & Black Auto Germany 10 UG, (Germany), Series 10, Class B, Reg. S, (EURIBOR 1 Month + 1.20%), 3.33%, 09/15/2032 (aa)	EUR	47	54
Red & Black Auto Italy Srl, (Italy),
Series 2, Class A1, Reg. S, (EURIBOR 1 Month + 1.00%), 3.21%, 07/28/2034 (aa)	EUR	233	267
Series 2, Class B, Reg. S, (EURIBOR 1 Month + 1.80%), 4.01%, 07/28/2034 (aa)	EUR	49	56
RevoCar UG, (Germany), Series 2024-1, Class A, Reg. S, (EURIBOR 1 Month + 0.56%), 2.85%, 02/21/2037 (aa)	EUR	303	346
SBNA Auto Lease Trust,
Series 2024-B, Class A3, 5.56%, 11/22/2027 (e)		276	276
Series 2024-C, Class A3, 4.56%, 02/22/2028 (e)		360	361
SFS Auto Receivables Securitization Trust,
Series 2024-2A, Class A3, 5.33%, 11/20/2029 (e)		629	633
Series 2025-2A, Class A3, 4.44%, 12/20/2030 (e)		885	886
Series 2025-3A, Class A3, 4.12%, 04/21/2031 (e)		2,400	2,390
Stellantis Financial Underwritten Enhanced Lease Trust, Series 2025-BA, Class A3, 4.27%, 01/22/2029 (e)		2,700	2,696
Tesla Lease Electric Vehicle Securitization LLC, Series 2025-A, Class A2, 4.14%, 06/20/2028 (e)		802	800
Toyota Auto Loan Extended Note Trust, Series 2025-1A, Class A, 4.65%, 05/25/2038 (e)		1,596	1,603
Toyota Auto Receivables Owner Trust,
Series 2023-A, Class A3, 4.63%, 09/15/2027		20	20
Series 2024-A, Class A3, 4.83%, 10/16/2028		2,176	2,182
Toyota Lease Owner Trust,
Series 2025-A, Class A2A, 4.58%, 07/20/2027 (e)		38	38

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)

Automobile ABS — continued
Series 2026-A, Class A2B, (United States 30 Day Average SOFR + 0.33%), 3.94%, 02/22/2028 (e) (aa)		494	494
Upgrade Auto Receivables Trust, Series 2025-1A, Class A2, 4.54%, 05/15/2029 (e)		394	394

Total Automobile ABS			74,404

Credit Card ABS — 1.3%
American Express Credit Account Master Trust,
Series 2023-2, Class A, 4.80%, 05/15/2030		900	908
Series 2024-2, Class A, 5.24%, 04/15/2031		1,990	2,036
Series 2025-1, Class A, 4.56%, 12/17/2029		2,210	2,219
CARDS II Trust, (Canada), Series 2026-1A, Class A, (United States SOFR + 0.60%), 4.23%, 04/15/2031 (e) (aa)		1,000	1,003
Compartment BL Consumer Credit 2024, (Luxembourg),
Series 2024-1, Class A, Reg. S, (EURIBOR 1 Month + 0.63%), 2.91%, 09/25/2041 (aa)	EUR	321	367
Series 2024-1, Class B, Reg. S, (EURIBOR 1 Month + 0.90%), 3.18%, 09/25/2041 (aa)	EUR	292	333
Golden Credit Card Trust, (Canada),
Series 2021-1A, Class A, 1.14%, 08/15/2028 (e)		1,500	1,495
Series 2022-1A, Class A, 1.97%, 01/15/2029 (e)		1,000	987
Newday Funding Master Issuer plc, (United Kingdom), Series 2025-1X, Class A, Reg. S, (SONIA Interest Rate Benchmark + 0.85%), 4.58%, 04/15/2033 (aa)	GBP	599	795
NewDay Funding, (United Kingdom), Series 2024-1X, Class A, Reg. S, (SONIA Interest Rate Benchmark + 1.18%), 4.91%, 03/15/2032 (aa)	GBP	534	710
Trillium Credit Card Trust II, Series 2025-1A, Class A, (United States SOFR + 0.59%), 4.22%, 09/26/2030 (e) (aa)		1,000	1,001
Trillium Credit Card Trust II, (Canada), Series 2026-1A, Class A, (United States SOFR + 0.60%), 4.23%, 03/26/2031 (e) (aa)		1,900	1,903

Total Credit Card ABS			13,757

Other ABS — 1.2%
Atlas Funding plc, (United Kingdom),
Series 2024-1, Class A, Reg. S, (SONIA Interest Rate Benchmark + 0.85%), 4.58%, 09/20/2061 (aa)	GBP	350	465

SEE NOTES TO FINANCIAL STATEMENTS.

JUNE 30, 2026	SIX CIRCLES TRUST	3

Six Circles Ultra Short Duration Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JUNE 30, 2026 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)
Asset-Backed Securities — continued
Other ABS — continued
Series 2025-1, Class A, Reg. S, (SONIA Interest Rate Benchmark + 0.80%), 4.53%, 07/20/2062 (aa)	GBP	393	521
Braccan Mortgage Funding plc, (United Kingdom), Series 2024-1, Class A, Reg. S, (SONIA Interest Rate Benchmark + 0.84%), 4.59%, 02/15/2067 (aa)	GBP	655	869
Brignole Co., (Italy), Series 2024, Class A, Reg. S, (EURIBOR 1 Month + 0.78%), 3.06%, 02/24/2042 (aa)	EUR	253	289
CNH Equipment Trust,
Series 2024-A, Class A3, 4.77%, 06/15/2029		277	278
Series 2024-C, Class A3, 4.03%, 01/15/2030		268	268
Dell Equipment Finance Trust, Series 2024-2, Class A2, 4.69%, 08/22/2030 (e)		29	29
DLLAA LLC, Series 2025-1A, Class A2, 4.70%, 10/20/2027 (e)		375	376
Foundation Finance Trust, Series 2025-3A, Class A, 4.56%, 08/15/2052 (e)		263	259
GreenSky Home Improvement Issuer Trust, Series 2025-1A, Class A2, 5.12%, 03/25/2060 (e)		60	61
Kubota Credit Owner Trust,
Series 2025-1A, Class A2, 4.61%, 12/15/2027 (e)		153	153
Series 2025-1A, Class A3, 4.67%, 06/15/2029 (e)		599	601
Montgomery Square Consumer Funding plc, (United Kingdom), Series 1, Class A, Reg. S, (SONIA Interest Rate Benchmark + 0.90%), 4.64%, 03/17/2036 (aa)	GBP	888	1,178
OneMain Financial Issuance Trust, Series 2023-2A, Class A2, (United States 30 Day Average SOFR + 1.50%), 5.09%, 09/15/2036 (e) (aa)		1,452	1,461
PEAC Solutions Receivables LLC, Series 2025-1A, Class A2, 4.94%, 10/20/2028 (e)		649	650
Pierpont BTL plc, (United Kingdom), Series 2024-1, Class A, Reg. S, (SONIA Interest Rate Benchmark + 0.84%), 4.59%, 09/21/2061 (aa)	GBP	1,888	2,505
SC Germany SA Compartment Consumer, (Germany), Series 2025-1, Class B, Reg. S, (EURIBOR 1 Month + 0.95%), 3.08%, 12/14/2038 (aa)	EUR	200	228
TAGUS - Sociedade de Titularizacao de Creditos SA / Viriato Finance No. 1, (Portugal), Series 1, Class B, Reg. S, (EURIBOR 1 Month + 0.95%), 3.16%, 10/28/2040 (aa)	EUR	97	111
Tesla Sustainable Energy Trust, Series 2024-1A, Class A2, 5.08%, 06/21/2050 (e)		325	325

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)

Other ABS — continued
Verizon Master Trust,
Series 2024-6, Class A1B, (United States 30 Day Average SOFR + 0.67%), 4.28%, 08/20/2030 (aa)		1,000	1,004
Series 2025-1, Class A, 4.71%, 01/21/2031		1,500	1,508
Youni Italy Srl, (Italy), Series 2024-1, Class A, Reg. S, (EURIBOR 1 Month + 0.88%), 3.12%, 04/25/2034 (aa)	EUR	228	261

Total Other ABS			13,400

Student Loan ABS — 1.0%
ELFI Graduate Loan Program LLC, Series 2021-A, Class A, 1.53%, 12/26/2046 (e)		451	401
Navient Private Education Loan Trust, Series 2020-A, Class A2B, (CME Term SOFR 1 Month + 1.01%), 4.64%, 11/15/2068 (e) (aa)		698	697
Navient Private Education Refi Loan Trust,
Series 2019-D, Class A2B, (CME Term SOFR 1 Month + 1.16%), 4.79%, 12/15/2059 (e) (aa)		136	136
Series 2019-GA, Class A, 2.40%, 10/15/2068 (e)		55	54
Series 2020-IA, Class A1B, (CME Term SOFR 1 Month + 1.11%), 4.74%, 04/15/2069 (e) (aa)		90	89
Series 2021-DA, Class A, (Prime Rate + -1.99%), 4.76%, 04/15/2060 (e) (aa)		220	214
Navient Student Loan Trust, Series 2019-BA, Class A2B, (CME Term SOFR 1 Month + 1.09%), 4.72%, 12/15/2059 (e) (aa)		75	75
Nelnet Student Loan Trust,
Series 2019-2A, Class A, (United States 30 Day Average SOFR + 1.01%), 4.64%, 06/27/2067 (e) (aa)		390	390
Series 2021-CA, Class AFL, (CME Term SOFR 1 Month + 0.85%), 4.49%, 04/20/2062 (e) (aa)		399	397
Series 2025-BA, Class A1A, 4.84%, 05/17/2055 (e)		413	410
Series 2025-CA, Class A1B, (United States 30 Day Average SOFR + 1.35%), 4.96%, 06/22/2065 (e) (aa)		754	755
Series 2025-DA, Class A1A, 4.65%, 08/20/2054 (e)		439	431
Series 2026-A, Class A1A, 4.61%, 02/21/2061 (e)		451	443
Series 2026-A, Class A1B, (United States 30 Day Average SOFR + 1.30%), 4.91%, 02/21/2061 (e) (aa)		181	180
Prodigy Finance DAC, (Ireland), Series 2021-1A, Class A, (CME Term SOFR 1 Month + 1.36%), 5.01%, 07/25/2051 (e) (aa)		24	24

SEE NOTES TO FINANCIAL STATEMENTS.

4	SIX CIRCLES TRUST	JUNE 30, 2026

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)
Asset-Backed Securities — continued
Student Loan ABS — continued
SMB Private Education Loan Trust,
Series 2020-A, Class A2B, (CME Term SOFR 1 Month + 0.94%), 4.57%, 09/15/2037 (e) (aa)		179	178
Series 2020-PTA, Class A2A, 1.60%, 09/15/2054 (e)		172	162
Series 2021-A, Class A2A1, (CME Term SOFR 1 Month + 0.84%), 4.47%, 01/15/2053 (e) (aa)		1,044	1,034
Series 2021-A, Class APL, 4.47%, 01/15/2053 (e) (z)		115	114
Series 2021-D, Class A1B, (CME Term SOFR 1 Month + 0.71%), 4.34%, 03/17/2053 (e) (aa)		84	83
Series 2022-B, Class A1B, (United States 30 Day Average SOFR + 1.45%), 5.04%, 02/16/2055 (e) (aa)		918	919
Series 2022-C, Class A1B, (United States 30 Day Average SOFR + 1.85%), 5.44%, 05/16/2050 (e) (aa)		132	133
Series 2022-D, Class A1B, (United States 30 Day Average SOFR + 1.80%), 5.39%, 10/15/2058 (e) (aa)		1,431	1,442
Series 2023-A, Class A1A, 5.38%, 01/15/2053 (e)		104	105
Series 2023-D, Class A1B, (United States 30 Day Average SOFR + 1.65%), 5.24%, 09/15/2053 (e) (aa)		621	629
Series 2024-A, Class A1B, (United States 30 Day Average SOFR + 1.45%), 5.04%, 03/15/2056 (e) (aa)		140	141
Series 2025-B, Class A1B, (United States 30 Day Average SOFR + 1.20%), 4.79%, 03/17/2053 (e) (aa)		1,568	1,569
Towd Point Asset Trust, Series 2021-SL1, Class A2, (CME Term SOFR 1 Month + 0.81%), 4.45%, 11/20/2061 (e) (aa)		35	35

Total Student Loan ABS			11,240

Total Asset-Backed Securities (Cost $112,165)			112,801

Certificates of Deposit — 0.1%
Financial — 0.1%
Banks — 0.1%
Mizuho Bank Ltd., (Japan), (BBSW ASX Australian 3 Month + 0.85%), 5.32%, 09/14/2026 (aa)	AUD	500	346
MUFG Bank Ltd., (Japan), (BBSW ASX Australian 3 Month + 0.73%), 5.20%, 09/20/2027 (aa)	AUD	800	556

Total Financial			902

Total Certificates of Deposit (Cost $889)			902

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)
Collateralized Mortgage Obligations — 6.3%
Agency Collateral CMO — 4.2%
FHLMC REMICS,
Series 5426, Class BF, (United States 30 Day Average SOFR + 0.90%), 4.55%, 04/15/2049 (aa)	320	321
Series 5480, Class FG, (United States 30 Day Average SOFR + 1.15%), 4.78%, 12/25/2054 (aa)	431	435
Series 5493, Class FK, (United States 30 Day Average SOFR + 1.15%), 4.78%, 01/25/2055 (aa)	441	445
Series 5499, Class FH, (United States 30 Day Average SOFR + 1.20%), 4.83%, 02/25/2055 (aa)	206	208
Series 5508, Class DF, (United States 30 Day Average SOFR + 1.00%), 4.63%, 02/25/2055 (aa)	616	621
Series 5508, Class FC, (United States 30 Day Average SOFR + 1.00%), 4.63%, 02/25/2055 (aa)	582	588
Series 5517, Class FE, (United States 30 Day Average SOFR + 0.95%), 4.58%, 03/25/2055 (aa)	1,367	1,375
Series 5517, Class MF, (United States 30 Day Average SOFR + 0.95%), 4.58%, 03/25/2055 (aa)	422	425
Series 5528, Class FA, (United States 30 Day Average SOFR + 0.87%), 4.50%, 04/25/2055 (aa)	1,109	1,111
Series 5532, Class FA, (United States 30 Day Average SOFR + 0.95%), 4.58%, 04/25/2055 (aa)	1,029	1,038
Series 5534, Class FM, (United States 30 Day Average SOFR + 0.93%), 4.56%, 05/25/2055 (aa)	874	878
Series 5546, Class FB, (United States 30 Day Average SOFR + 1.00%), 4.63%, 06/25/2055 (aa)	909	916
Series 5548, Class AF, (United States 30 Day Average SOFR + 1.00%), 4.63%, 06/25/2055 (aa)	1,074	1,085
Series 5549, Class CF, (United States 30 Day Average SOFR + 1.00%), 4.63%, 10/25/2052 (aa)	853	860
Series 5549, Class FA, (United States 30 Day Average SOFR + 1.25%), 4.88%, 06/25/2055 (aa)	1,097	1,106
Series 5560, Class FB, (United States 30 Day Average SOFR + 1.00%), 4.63%, 06/25/2055 (aa)	433	437
Series 5564, Class FB, (United States 30 Day Average SOFR + 1.20%), 4.83%, 08/25/2055 (aa)	1,086	1,098
Series 5565, Class FA, (United States 30 Day Average SOFR + 1.15%), 4.78%, 08/25/2055 (aa)	644	651

SEE NOTES TO FINANCIAL STATEMENTS.

JUNE 30, 2026	SIX CIRCLES TRUST	5

Six Circles Ultra Short Duration Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JUNE 30, 2026 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)
Collateralized Mortgage Obligations — continued
Agency Collateral CMO — continued
Series 5565, Class FB, (United States 30 Day Average SOFR + 0.95%), 4.58%, 08/25/2055 (aa)	483	484
Series 5567, Class FB, (United States 30 Day Average SOFR + 1.00%), 4.63%, 08/25/2055 (aa)	876	885
Series 5601, Class F, (United States 30 Day Average SOFR + 0.90%), 4.53%, 11/25/2055 (aa)	460	462
Series 5667, Class FC, (United States 30 Day Average SOFR + 1.50%), 5.13%, 06/25/2056 (aa)	886	892
Series 5685, Class FB, (United States 30 Day Average SOFR + 1.05%), 4.65%, 07/25/2056 (aa)	2,400	2,402
FNMA REMICS,
Series 2016-3, Class FB, (United States 30 Day Average SOFR + 0.46%), 4.09%, 02/25/2046 (aa)	433	431
Series 2018-82, Class W, 5.91%, 11/25/2058 (z)	142	146
Series 2020-29, Class FC, (United States 30 Day Average SOFR + 0.91%), 4.56%, 05/25/2050 (aa)	873	870
Series 2022-8, Class D, 2.00%, 08/25/2038	735	687
Series 2023-46, Class FA, (United States 30 Day Average SOFR + 1.30%), 4.93%, 10/25/2053 (aa)	730	738
Series 2024-38, Class FA, (United States 30 Day Average SOFR + 0.80%), 4.45%, 01/25/2051 (aa)	625	628
Series 2024-95, Class KF, (United States 30 Day Average SOFR + 1.10%), 4.73%, 12/25/2054 (aa)	269	272
Series 2024-100, Class FA, (United States 30 Day Average SOFR + 1.10%), 4.73%, 06/25/2054 (aa)	402	404
Series 2024-101, Class FB, (United States 30 Day Average SOFR + 1.10%), 4.73%, 01/25/2055 (aa)	609	615
Series 2024-103, Class FC, (United States 30 Day Average SOFR + 1.15%), 4.78%, 01/25/2055 (aa)	673	680
Series 2024-104, Class FA, (United States 30 Day Average SOFR + 1.05%), 4.68%, 01/25/2055 (aa)	679	683
Series 2025-1, Class FD, (United States 30 Day Average SOFR + 1.20%), 4.83%, 02/25/2055 (aa)	210	212
Series 2025-5, Class FD, (United States 30 Day Average SOFR + 1.28%), 4.91%, 02/25/2055 (aa)	1,809	1,824

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)

Agency Collateral CMO — continued
Series 2025-6, Class FA, (United States 30 Day Average SOFR + 1.25%), 4.88%, 02/25/2055 (aa)	275	278
Series 2025-18, Class FA, (United States 30 Day Average SOFR + 0.95%), 4.58%, 11/25/2053 (aa)	535	539
Series 2025-18, Class FM, (United States 30 Day Average SOFR + 0.90%), 4.53%, 09/25/2054 (aa)	2,539	2,549
Series 2025-41, Class FD, (United States 30 Day Average SOFR + 1.50%), 5.13%, 06/25/2055 (aa)	2,255	2,289
Series 2025-95, Class FG, (United States 30 Day Average SOFR + 1.10%), 4.73%, 07/25/2055 (aa)	1,785	1,791
Series 2026-19, Class FA, (United States 30 Day Average SOFR + 1.10%), 4.73%, 04/25/2056 (aa)	1,722	1,721
GNMA,
Series 2015-H04, Class FA, (CME Term SOFR 1 Month + 0.76%), 4.41%, 12/20/2064 (aa)	270	270
Series 2017-H02, Class FH, (CME Term SOFR 1 Year + 1.22%), 4.74%, 01/20/2067 (aa)	309	312
Series 2018-H18, Class FC, (CME Term SOFR 1 Month + 0.46%), 4.11%, 08/20/2065 (aa)	95	95
Series 2019-54, Class KF, (CME Term SOFR 1 Month + 0.53%), 4.15%, 05/20/2044 (aa)	205	202
Series 2021-H09, Class FG, (United States 30 Day Average SOFR + 1.50%), 5.11%, 06/20/2071 (aa)	1,305	1,342
Series 2022-5, Class FA, (United States 30 Day Average SOFR + 0.30%), 3.50%, 01/20/2052 (aa)	694	621
Series 2022-H01, Class FA, (United States 30 Day Average SOFR + 0.35%), 3.96%, 01/20/2072 (aa)	689	684
Series 2023-H02, Class FA, (United States 30 Day Average SOFR + 0.90%), 4.51%, 01/20/2073 (aa)	474	480
Series 2023-H12, Class FA, (United States 30 Day Average SOFR + 1.00%), 4.61%, 05/20/2073 (aa)	1,501	1,526
Series 2023-H26, Class DF, (United States 30 Day Average SOFR + 0.30%), 3.91%, 09/20/2073 (aa)	378	377
Series 2023-H27, Class FD, (United States 30 Day Average SOFR + 1.10%), 4.71%, 11/20/2073 (aa)	430	440
Series 2024-13, Class FA, (United States 30 Day Average SOFR + 0.95%), 4.56%, 01/20/2054 (aa)	102	103

SEE NOTES TO FINANCIAL STATEMENTS.

6	SIX CIRCLES TRUST	JUNE 30, 2026

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)
Collateralized Mortgage Obligations — continued
Agency Collateral CMO — continued
Series 2024-H01, Class FB, (United States 30 Day Average SOFR + 0.90%), 4.51%, 01/20/2074 (aa)		895	907
Series 2024-H02, Class FH, (United States 30 Day Average SOFR + 0.93%), 4.54%, 01/20/2074 (aa)		872	885
Series 2025-204, Class FH, (United States 30 Day Average SOFR + 0.95%), 4.56%, 12/20/2055 (aa)		981	984
Series 2025-H18, Class FL, (United States 30 Day Average SOFR + 0.70%), 4.31%, 08/20/2075 (aa)		866	868
Series 2025-H20, Class FA, (United States 30 Day Average SOFR + 0.77%), 4.38%, 09/20/2075 (aa)		246	248
Series 2025-H22, Class F, (United States 30 Day Average SOFR + 0.78%), 4.39%, 10/20/2075 (aa)		245	247

Total Agency Collateral CMO			46,671

Agency Collateral PAC CMO — 0.0%
FHLMC REMICS, Series 5584, Class DF, (United States 30 Day Average SOFR + 0.90%), 4.53%, 10/25/2055 (aa)		425	427
GNMA,
Series 2017-121, Class PE, 3.00%, 07/20/2046		55	54
Series 2025-89, Class PF, (United States 30 Day Average SOFR + 0.95%), 4.56%, 05/20/2055 (aa)		201	202

Total Agency Collateral PAC CMO			683

WL Collateral CMO — 2.1%
Avon Finance, (United Kingdom), Series 4A, Class A, (SONIA Interest Rate Benchmark + 0.90%), 4.65%, 12/28/2049 (e) (aa)	GBP	450	597
Cheshire plc, (United Kingdom), Series 2025-1, Class A, Reg. S, (SONIA Interest Rate Benchmark + 0.80%), 4.53%, 06/28/2048 (aa)	GBP	1,272	1,685
Citadel plc, (United Kingdom), Series 2024-1, Class A, Reg. S, (SONIA Interest Rate Benchmark + 1.02%), 4.75%, 04/28/2060 (aa)	GBP	493	655
CSMC Trust, Series 2021-RPL4, Class A1, 4.15%, 12/27/2060 (e) (z)		214	213
Curzon Mortgages No. 2 plc, (United Kingdom), Series 2, Class B, Reg. S, (SONIA Interest Rate Benchmark + 1.30%), 5.04%, 07/28/2049 (aa)	GBP	1,149	1,522
Dutch Property Finance BV, (Netherlands), Series 2022-1, Class A, Reg. S, (EURIBOR 3 Month + 0.75%), 2.91%, 10/28/2059 (aa)	EUR	499	570

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)

WL Collateral CMO — continued
Economic Master Issuer plc, (United Kingdom), Series 2023-1, Class A, Reg. S, (SONIA Interest Rate Benchmark + 0.56%), 4.30%, 06/25/2074 (aa)	GBP	181	240
Firstmac Mortgage Funding Trust No. 4, (Australia),
Series 2021-2, Class A1, Reg. S, (BBSW ASX Australian 1 Month + 0.73%), 5.03%, 09/24/2052 (aa)	AUD	193	133
Series 2024-4, Class A1, Reg. S, (BBSW ASX Australian 1 Month + 1.08%), 5.39%, 02/18/2056 (aa)	AUD	229	159
GS Mortgage-Backed Securities Corp. Trust, Series 2021-RPL1, Class A1, 1.75%, 12/25/2060 (e) (z)		172	162
Harvest Funding plc, (United Kingdom), Series 1A, Class A, (SONIA Interest Rate Benchmark + 0.90%), 4.65%, 11/15/2069 (e) (aa)	GBP	900	1,193
Holmes Master Issuer plc, (United Kingdom), Series 2023-1X, Class A1, Reg. S, (SONIA Interest Rate Benchmark + 0.58%), 4.33%, 10/15/2072 (aa)	GBP	666	884
La Trobe Financial Capital Markets Trust, (Australia), Series 2024-3, Class A1L, Reg. S, (BBSW ASX Australian 1 Month + 1.30%), 5.60%, 11/13/2055 (aa)	AUD	2,084	1,448
Legacy Mortgage Asset Trust, Series 2021-GS3, Class A1, SUB, 5.75%, 07/25/2061 (e)		665	665
Meridian Funding plc, (United Kingdom), Series 2025-1, Class A, Reg. S, (SONIA Interest Rate Benchmark + 0.85%), 4.58%, 02/20/2068 (aa)	GBP	1,649	2,188
MFA Trust, Series 2021-RPL1, Class A1, 1.13%, 07/25/2060 (e) (z)		200	183
Morgan Stanley Residential Mortgage Loan Trust, Series 2025-NQM8, Class A1, 4.96%, 09/25/2070 (e) (z)		167	166
New Residential Mortgage Loan Trust,
Series 2018-3A, Class A1, 4.50%, 05/25/2058 (e) (z)		67	64
Series 2019-NQM5, Class A1, 2.71%, 11/25/2059 (e) (z)		166	158
Series 2021-NQ2R, Class A1, 0.94%, 10/25/2058 (e) (z)		192	185
OBX Trust, Series 2024-NQM16, Class A1, SUB, 5.53%, 10/25/2064 (e)		213	213
Pepper Residential Securities Trust No. 40 Mtge, (Australia), Series 40, Class A1-A, Reg. S, (BBSW ASX Australian 1 Month + 1.30%), 5.60%, 11/12/2065 (aa)	AUD	1,911	1,328
Pepper Residential Securities Trust No. 41, (Australia), Series 41, Class A1A, Reg. S, (BBSW ASX Australian 1 Month + 1.00%), 5.30%, 07/12/2067 (aa)	AUD	2,405	1,661

SEE NOTES TO FINANCIAL STATEMENTS.

JUNE 30, 2026	SIX CIRCLES TRUST	7

Six Circles Ultra Short Duration Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JUNE 30, 2026 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)
Collateralized Mortgage Obligations — continued
WL Collateral CMO — continued
Polaris plc, (United Kingdom), Series 2024-1, Class A, Reg. S, (SONIA Interest Rate Benchmark + 1.03%), 4.77%, 02/26/2061 (aa)	GBP	1,473	1,958
SAPPHIRE XXXII Trust, (Australia), Series 2025-1, Class A1L, Reg. S, (BBSW ASX Australian 1 Month + 1.10%), 5.40%, 06/14/2066 (aa)	AUD	629	436
SAPPHIRE XXXIII Trust, (Australia), Series 2025-2, Class A1L, Reg. S, (BBSW ASX Australian 1 Month + 1.00%), 5.30%, 02/12/2067 (aa)	AUD	2,000	1,382
Silverstone Master Issuer plc, (United Kingdom), Series 2023-1, Class 2A, Reg. S, (SONIA Interest Rate Benchmark + 0.50%), 4.25%, 01/21/2070 (aa)	GBP	635	842
Starwood Mortgage Residential Trust,
Series 2020-3, Class A1, 1.49%, 04/25/2065 (e) (z)		42	41
Series 2020-INV1, Class A1, 1.03%, 11/25/2055 (e) (z)		29	29
Series 2021-2, Class A1, 0.94%, 05/25/2065 (e) (z)		79	75
Towd Point Mortgage Funding 2024—Granite 6 plc, (United Kingdom), Series 2024-GR6A, Class A1, (SONIA Interest Rate Benchmark + 0.93%), 4.67%, 07/20/2053 (e) (aa)	GBP	583	774
Towd Point Mortgage Trust, Series 2019-HY2, Class A1, (CME Term SOFR 1 Month + 1.11%), 4.76%, 05/25/2058 (e) (aa)		105	107
Triton Bond Trust in respect of Series 1, (Australia), Series 2021-2, Class A1AU, (BBSW ASX Australian 1 Month + 0.70%), 5.01%, 02/09/2053 (aa)	AUD	140	97
Verus Securitization Trust,
Series 2024-7, Class A1, 5.10%, 09/25/2069 (e) (z)		303	302
Series 2025-R1, Class A1A, SUB, 5.40%, 05/25/2065 (e)		831	830

Total WL Collateral CMO			23,145

Total Collateralized Mortgage Obligations (Cost $70,497)			70,499

Commercial Mortgage-Backed Securities — 1.8%
Commercial MBS — 1.8%
ARES Trust, Series 2025-IND3, Class A, (CME Term SOFR 1 Month + 1.50%), 5.13%, 04/15/2042 (e) (aa)		405	406
BAY Mortgage Trust, Series 2025-LIVN, Class A, (CME Term SOFR 1 Month + 1.80%), 5.43%, 05/15/2035 (e) (aa)		514	514
BBCMS Mortgage Trust, Series 2024-5C31, Class A3, 5.61%, 12/15/2057		500	511

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)

Commercial MBS — continued
BMO Mortgage Trust, Series 2024-5C8, Class A3, 5.63%, 12/15/2057 (z)	500	511
BMP Commercial Mortgage Trust, Series 2024-MF23, Class A, (CME Term SOFR 1 Month + 1.37%), 5.00%, 06/15/2041 (e) (aa)	1,155	1,156
BWAY Mortgage Trust, Series 2021-1450, Class A, (CME Term SOFR 1 Month + 1.36%), 4.99%, 09/15/2036 (e) (aa)	500	496
BX Commercial Mortgage Trust,
Series 2024-BRBK, Class A, (CME Term SOFR 1 Month + 2.88%), 6.51%, 10/15/2041 (e) (aa)	241	242
Series 2024-MF, Class A, (CME Term SOFR 1 Month + 1.44%), 5.07%, 02/15/2039 (e) (aa)	947	949
Series 2024-XL4, Class A, (CME Term SOFR 1 Month + 1.44%), 5.07%, 02/15/2039 (e) (aa)	686	687
Series 2024-XL5, Class A, (CME Term SOFR 1 Month + 1.39%), 5.02%, 03/15/2041 (e) (aa)	231	231
Series 2025-JDI, Class A, (CME Term SOFR 1 Month + 1.40%), 5.03%, 11/15/2042 (e) (aa)	270	270
BX Trust,
Series 2024-CNYN, Class A, (CME Term SOFR 1 Month + 1.44%), 5.07%, 04/15/2041 (e) (aa)	107	107
Series 2024-VLT4, Class A, (CME Term SOFR 1 Month + 1.49%), 5.12%, 06/15/2041 (e) (aa)	384	384
Series 2026-ORBT, Class A, (CME Term SOFR 1 Month + 1.40%), 5.03%, 07/15/2043 (e) (w) (aa)	247	247
CEDR Commercial Mortgage Trust, Series 2022-SNAI, Class A, (CME Term SOFR 1 Month + 0.99%), 4.61%, 02/15/2039 (e) (aa)	530	527
COMM Mortgage Trust, Series 2024-WCL1, Class A, (CME Term SOFR 1 Month + 1.84%), 5.47%, 06/15/2041 (e) (aa)	420	420
CONE Trust, Series 2024-DFW1, Class A, (CME Term SOFR 1 Month + 1.64%), 5.27%, 08/15/2041 (e) (aa)	220	219
CSMC, Series 2021-BHAR, Class A, (CME Term SOFR 1 Month + 1.26%), 4.89%, 11/15/2038 (e) (aa)	699	692
CVLR Trust, Series 2026-R3LX, Class A, (CME Term SOFR 1 Month + 1.55%), 5.15%, 06/15/2043 (e) (aa)	616	616
DBC Mortgage Trust, Series 2025-DBC, Class A, (CME Term SOFR 1 Month + 1.35%), 4.98%, 11/15/2042 (e) (aa)	147	147

SEE NOTES TO FINANCIAL STATEMENTS.

8	SIX CIRCLES TRUST	JUNE 30, 2026

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)
Commercial Mortgage-Backed Securities — continued
Commercial MBS — continued
ELM Trust,
Series 2024-ELM, Class A10, 5.99%, 06/10/2039 (e) (z)		800	801
Series 2024-ELM, Class A15, 5.99%, 06/10/2039 (e) (z)		800	800
INTOWN Mortgage Trust, Series 2025-STAY, Class A, (CME Term SOFR 1 Month + 1.35%), 4.98%, 03/15/2042 (e) (aa)		624	624
INV Mortgage Trust, Series 2024-IND, Class A, (CME Term SOFR 1 Month + 1.74%), 5.37%, 11/15/2041 (e) (aa)		190	188
LUX, Series 2023-LION, Class A, (CME Term SOFR 1 Month + 2.69%), 6.32%, 08/15/2040 (e) (aa)		185	186
Manhattan West Mortgage Trust, Series 2020-1MW, Class A, 2.13%, 09/10/2039 (e)		255	247
MF1X, Series 2021-W10, Class A, (CME Term SOFR 1 Month + 1.07%), 4.70%, 12/15/2034 (e) (aa)		1,130	1,125
MLTI Trust, Series 2026-SF75, Class A, (CME Term SOFR 1 Month + 1.40%), 5.03%, 03/15/2036 (e) (aa)		290	290
Morgan Stanley Capital I Trust, Series 2019-PLND, Class A, (CME Term SOFR 1 Month + 1.11%), 4.74%, 05/15/2036 (e) (aa)		700	102
National Commercial Mortgage Trust, Series 2026-IND, Class A, (CME Term SOFR 1 Month + 1.35%), 4.98%, 06/15/2043 (e) (aa)		408	408
NRTH Commercial Mortgage Trust, Series 2025-PARK, Class A, (CME Term SOFR 1 Month + 1.39%), 5.02%, 10/15/2040 (e) (aa)		455	456
NYC Commercial Mortgage Trust, Series 2025-11X, Class A, (CME Term SOFR 1 Month + 1.74%), 5.37%, 10/15/2040 (e) (aa)		1,160	1,164
PRM5 Trust, Series 2025-PRM5, Class A, 4.62%, 03/10/2033 (e) (z)		504	500
SCG Commercial Mortgage Trust,
Series 2025-DLFN, Class A, (CME Term SOFR 1 Month + 1.20%), 4.83%, 03/15/2035 (e) (aa)		285	285
Series 2025-FLWR, Class A, (CME Term SOFR 1 Month + 1.25%), 4.88%, 08/15/2042 (e) (aa)		571	571
SMRT, Series 2022-MINI, Class A, (CME Term SOFR 1 Month + 1.00%), 4.63%, 01/15/2039 (e) (aa)		350	350
Taurus 2025-2 UK DAC, (Ireland), Series 2025-UK2X, Class A, Reg. S, (SONIA Interest Rate Benchmark + 1.50%), 5.25%, 02/18/2035 (aa)	GBP	267	354

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)

Commercial MBS — continued
Thunder Logistics DAC, (Ireland), Series 2024-1X, Class A, Reg. S, (EURIBOR 3 Month + 1.50%), 3.75%, 11/17/2036 (aa)	EUR	222	253
UK Logistics DAC, (Ireland), Series 2024-1X, Class A, Reg. S, (SONIA Interest Rate Benchmark + 1.65%), 5.40%, 05/17/2034 (aa)	GBP	115	152
Vita Scientia DAC, (Ireland), Series 2022-1X, Class A, Reg. S, (EURIBOR 3 Month + 1.30%), 3.50%, 02/27/2033 (aa)	EUR	1,000	1,143
WEST Trust, Series 2025-ROSE, Class A, 5.45%, 04/10/2035 (e) (z)		438	438

Total Commercial MBS			19,769

Total Commercial Mortgage-Backed Securities (Cost $20,272)			19,769

Corporate Bonds — 50.8%
Basic Materials — 1.3%
Chemicals — 0.2%
Ecolab, Inc., 4.60%, 06/15/2029		1,660	1,662

Iron/Steel — 0.2%
Steel Dynamics, Inc., 1.65%, 10/15/2027		1,310	1,263
4.00%, 12/15/2028		1,465	1,444

			2,707

Mining — 0.9%
Glencore Funding LLC, 3.88%, 10/27/2027 (e)		3,727	3,696
4.00%, 03/27/2027 (e)		2,400	2,392
5.37%, 04/04/2029 (e)		1,020	1,036
6.13%, 10/06/2028 (e)		2,445	2,515

			9,639

Total Basic Materials			14,008

Communications — 3.4%
Internet — 0.5%
Amazon.com, Inc., 3.90%, 11/20/2028		1,240	1,227
4.00%, 03/13/2029		880	872
Netflix, Inc., 5.88%, 11/15/2028		1,195	1,234
Uber Technologies, Inc., 4.50%, 08/15/2029 (e)		2,200	2,184

			5,517

Media — 0.4%
Charter Communications Operating LLC / Charter Communications Operating Capital, 2.25%, 01/15/2029		1,050	979
4.20%, 03/15/2028		1,285	1,268
Cox Communications, Inc., 3.35%, 09/15/2026 (e)		900	898
FactSet Research Systems, Inc., 2.90%, 03/01/2027		500	493
Fox Corp., 4.71%, 01/25/2029		300	300

			3,938

SEE NOTES TO FINANCIAL STATEMENTS.

JUNE 30, 2026	SIX CIRCLES TRUST	9

Six Circles Ultra Short Duration Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JUNE 30, 2026 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Telecommunications — 2.5%
AT&T, Inc., 2.30%, 06/01/2027	6,345	6,223
2.95%, 07/15/2026	1,410	1,409
KT Corp., (South Korea), 4.38%, 01/03/2029 (e)	1,500	1,492
NTT Finance Corp., (Japan),
(United States SOFR + 1.08%), 4.71%, 07/16/2028 (e) (aa)	3,200	3,225
5.10%, 07/02/2027 (e)	1,100	1,106
Orange SA, (France), 4.00%, 01/13/2029 (e)	1,770	1,747
Rogers Communications, Inc., (Canada), 3.20%, 03/15/2027	4,710	4,667
Telefonica Emisiones SA, (Spain), 4.10%, 03/08/2027	2,000	1,992
T-Mobile USA, Inc., 3.75%, 04/15/2027	4,315	4,293
4.80%, 07/15/2028	1,940	1,948

		28,102

Total Communications		37,557

Consumer Cyclical — 2.7%
Airlines — 0.1%
Southwest Airlines Co., 3.00%, 11/15/2026	600	597

Auto Manufacturers — 2.3%
American Honda Finance Corp.,
(United States SOFR + 0.73%), 4.36%, 08/13/2027 (aa)	2,000	2,002
(United States SOFR + 0.73%), 4.37%, 03/08/2027 (aa)	1,100	1,101
BMW US Capital LLC, (SOFR Compounded Index + 0.92%), 4.56%, 03/21/2028 (e) (aa)	400	403
Daimler Truck Finance North America LLC,
(United States SOFR + 0.84%), 4.47%, 01/13/2028 (e) (aa)	300	300
4.65%, 10/12/2030 (e)	2,100	2,083
Ford Motor Credit Co. LLC,
2.70%, 08/10/2026	1,455	1,452
4.27%, 01/09/2027	800	798
4.95%, 05/28/2027	200	200
5.80%, 03/05/2027	2,100	2,111
General Motors Financial Co., Inc.,
2.35%, 02/26/2027	1,000	987
5.00%, 04/09/2027	2,100	2,107
5.00%, 07/15/2027	400	402
Hyundai Capital America,
Reg. S, 3.50%, 11/02/2026	200	199
(United States SOFR + 0.99%), 4.63%, 03/25/2027 (e) (aa)	1,000	1,003
Reg. S, (United States SOFR + 1.04%), 4.68%, 06/24/2027 (aa)	300	302
4.88%, 06/23/2027 (e)	500	502
Reg. S, (United States SOFR + 1.50%), 5.13%, 01/08/2027 (aa)	900	904
5.30%, 03/19/2027 (e)	300	302

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)

Auto Manufacturers — continued
Mercedes-Benz Finance North America LLC, 4.88%, 07/31/2026 (e)		1,415	1,416
Nissan Motor Acceptance Co. LLC, 1.85%, 09/16/2026 (e)		900	892
Toyota Credit Canada, Inc., (Canada), Reg. S, 4.42%, 06/28/2027	CAD	5,300	3,789
Volkswagen Group of America Finance LLC, (United States SOFR + 1.06%), 4.70%, 03/25/2027 (e) (aa)		1,100	1,103
4.90%, 08/14/2026 (e)		600	600
4.95%, 03/25/2027 (e)		600	602
5.70%, 09/12/2026 (e)		200	201

			25,761

Home Builders — 0.2%
Toll Brothers Finance Corp., 4.88%, 03/15/2027		2,400	2,403

Lodging — 0.1%
Las Vegas Sands Corp., 5.90%, 06/01/2027		650	656

Total Consumer Cyclical			29,417

Consumer Non-cyclical — 5.4%
Agriculture — 3.1%
Altria Group, Inc.,
4.88%, 02/04/2028		4,540	4,564
6.20%, 11/01/2028		1,325	1,371
BAT Capital Corp.,
2.26%, 03/25/2028		1,380	1,328
3.22%, 09/06/2026		3,525	3,519
3.46%, 09/06/2029		1,000	965
3.56%, 08/15/2027		6,675	6,611
4.70%, 04/02/2027		2,750	2,755
BAT International Finance plc, (United Kingdom), 4.45%, 03/16/2028		1,140	1,137
Imperial Brands Finance plc, (United Kingdom), 3.50%, 07/26/2026 (e)		200	200
4.50%, 06/30/2028 (e)		200	199
Japan Tobacco, Inc., (Japan), 4.85%, 05/15/2028 (e)		1,850	1,859
Philip Morris International, Inc.,
3.88%, 10/27/2028		1,530	1,510
4.13%, 04/28/2028		975	970
4.13%, 04/27/2029		1,150	1,138
4.38%, 11/01/2027		3,815	3,813
5.13%, 11/17/2027		1,985	2,004

			33,943

Beverages — 0.2%
Keurig Dr Pepper, Inc., 3.43%, 06/15/2027		1,000	990
(United States SOFR + 0.58%), 4.21%, 11/15/2026 (aa)		600	600
5.10%, 03/15/2027		600	602

			2,192

SEE NOTES TO FINANCIAL STATEMENTS.

10	SIX CIRCLES TRUST	JUNE 30, 2026

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Biotechnology — 0.1%
Amgen, Inc., 2.20%, 02/21/2027	1,640	1,618

Commercial Services — 0.4%
Global Payments, Inc.,
2.15%, 01/15/2027	1,400	1,382
4.45%, 06/01/2028	900	892
4.50%, 11/15/2028	2,105	2,080

		4,354

Food — 0.3%
Campbell’s Company (The), 5.20%, 03/19/2027	600	603
Conagra Brands, Inc., 4.85%, 11/01/2028	1,000	1,002
Mars, Inc., 4.45%, 03/01/2027 (e)	2,040	2,043

		3,648

Healthcare — Products — 0.1%
Alcon Finance Corp., 2.75%, 09/23/2026 (e)	500	498
Augusta SpinCo Corp., 4.32%, 09/23/2027	500	499

		997

Healthcare — Services — 1.2%
HCA, Inc., 3.13%, 03/15/2027	8,470	8,392
(United States SOFR + 0.87%), 4.51%, 03/01/2028 (aa)	700	702
5.00%, 03/01/2028	2,065	2,077
Humana, Inc.,
1.35%, 02/03/2027	900	885
5.75%, 03/01/2028	1,530	1,556

		13,612

Total Consumer Non-cyclical		60,364

Energy — 3.0%
Energy — Alternate Sources — 0.1%
Contemporary Ruiding Development Ltd., (British Virgin Islands), Reg. S, 1.50%, 09/09/2026	1,000	995

Oil & Gas — 1.4%
BP Capital Markets America, Inc., 3.02%, 01/16/2027	955	949
Canadian Natural Resources Ltd., (Canada), 3.85%, 06/01/2027	1,300	1,293
Diamondback Energy, Inc., 5.20%, 04/18/2027	7,765	7,810
EQT Corp.,
3.90%, 10/01/2027	992	983
4.50%, 01/15/2029	448	445
5.00%, 01/15/2029	1,670	1,675
5.70%, 04/01/2028	1,325	1,348
Marathon Petroleum Corp., 5.13%, 12/15/2026	800	800

		15,303

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)

Pipelines — 1.5%
Cheniere Corpus Christi Holdings LLC, 3.70%, 11/15/2029		2,845	2,753
5.13%, 06/30/2027		4,390	4,401
Enbridge, Inc., (Canada), 5.25%, 04/05/2027		1,995	2,006
ONEOK, Inc., 5.55%, 11/01/2026		3,220	3,230
Sabine Pass Liquefaction LLC, 4.20%, 03/15/2028		2,455	2,439
Targa Resources Corp., 5.20%, 07/01/2027		1,990	2,003

			16,832

Total Energy			33,130

Financial — 22.6%
Banks — 17.6%
ABN AMRO Bank NV, (Netherlands),
(SOFR Compounded Index + 1.00%), 4.64%, 12/03/2028 (e) (aa)		300	301
Reg. S, (SOFR Compounded Index + 1.78%), 5.42%, 09/18/2027 (aa)		2,100	2,106
Banco Santander SA, (Spain), 4.38%, 04/12/2028		1,200	1,195
(United States SOFR + 1.12%), 4.75%, 07/15/2028 (aa)		1,200	1,207
Bank Leumi Le-Israel BM, (Israel), Reg. S, 5.13%, 07/27/2027 (e)		700	701
Bank of America Corp.,
(United States SOFR + 0.96%), 1.73%, 07/22/2027 (aa)		3,000	2,995
(Canada Bankers Acceptances 3 Month + 0.60%), 1.98%, 09/15/2027 (aa)	CAD	1,500	1,056
(CME Term SOFR 3 Month + 1.77%), 3.71%, 04/24/2028 (aa)		1,105	1,098
(CME Term SOFR 3 Month + 1.47%), 3.97%, 02/07/2030 (aa)		1,105	1,084
(United States SOFR + 0.87%), 4.48%, 04/23/2030 (aa)		1,050	1,044
(United States SOFR + 1.11%), 4.62%, 05/09/2029 (aa)		2,220	2,219
(United States SOFR + 2.04%), 4.95%, 07/22/2028 (aa)		3,560	3,575
(United States SOFR + 1.34%), 5.93%, 09/15/2027 (aa)		4,360	4,373
(United States SOFR + 1.99%), 6.20%, 11/10/2028 (aa)		1,630	1,665
Bank of Montreal, (Canada),
(SOFR Compounded Index + 0.88%), 4.52%, 09/10/2027 (aa)		300	300
Reg. S, 4.71%, 12/07/2027	CAD	2,200	1,583
Barclays plc, (United Kingdom),
(United States SOFR + 1.34%), 4.84%, 09/10/2028 (aa)		741	742
(United States SOFR + 1.49%), 5.13%, 03/12/2028 (aa)		450	453
(United States SOFR + 1.88%), 5.52%, 09/13/2027 (aa)		500	501

SEE NOTES TO FINANCIAL STATEMENTS.

JUNE 30, 2026	SIX CIRCLES TRUST	11

Six Circles Ultra Short Duration Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JUNE 30, 2026 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Banks — continued
(United States SOFR + 1.88%), 6.50%, 09/13/2027 (aa)	700	703
BNP Paribas SA, (France), (United States SOFR + 1.23%), 2.59%, 01/20/2028 (e) (aa)	400	396
BPCE SA, (France),
(SOFR Compounded Index + 1.98%), 5.61%, 10/19/2027 (e) (aa)	800	803
(United States SOFR + 1.98%), 6.61%, 10/19/2027 (e) (aa)	2,400	2,415
Canadian Imperial Bank of Commerce, (Canada),
(SOFR Compounded Index + 0.79%), 4.28%, 01/29/2030 (aa)	2,185	2,161
(United States SOFR + 0.66%), 4.30%, 06/26/2028 (aa)	1,300	1,301
(United States SOFR + 0.72%), 4.35%, 01/13/2028 (aa)	1,000	1,001
(United States SOFR + 0.80%), 4.44%, 09/08/2028 (aa)	200	201
4.88%, 01/14/2030 (e)	1,000	1,017
Citibank NA,
(United States SOFR + 0.60%), 4.55%, 06/18/2029 (aa)	2,080	2,078
4.58%, 05/29/2027	4,300	4,313
4.93%, 08/06/2026	875	875
Citigroup, Inc.,
(CME Term SOFR 3 Month + 1.41%), 3.52%, 10/27/2028 (aa)	2,110	2,082
(CME Term SOFR 3 Month + 1.65%), 3.67%, 07/24/2028 (aa)	5,390	5,343
(United States SOFR + 1.14%), 4.64%, 05/07/2028 (aa)	7,870	7,875
(United States SOFR + 1.89%), 4.66%, 05/24/2028 (aa)	1,300	1,301
(United States SOFR + 0.87%), 4.79%, 03/04/2029 (aa)	1,075	1,078
(United States SOFR + 1.36%), 5.17%, 02/13/2030 (aa)	1,055	1,067
Cooperatieve Rabobank UA, (Netherlands), (CMT Index 1 Year + 0.73%), 1.98%, 12/15/2027 (e) (aa)	2,600	2,572
Deutsche Bank AG, (Germany),
(United States SOFR + 1.22%), 2.31%, 11/16/2027 (aa)	700	694
(United States SOFR + 1.22%), 4.85%, 11/16/2027 (aa)	500	501
(United States SOFR + 2.52%), 7.15%, 07/13/2027 (aa)	3,800	3,803
Federation des Caisses Desjardins du Quebec, (Canada), 4.51%, 05/26/2028 (e)	1,700	1,698
Goldman Sachs Bank USA, (United States SOFR + 0.72%), 4.66%, 06/03/2029 (aa)	1,790	1,792

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)

Banks — continued
Goldman Sachs Group, Inc. (The),
(United States SOFR + 0.91%), 1.95%, 10/21/2027 (aa)		2,325	2,307
(United States SOFR + 1.11%), 2.64%, 02/24/2028 (aa)		2,885	2,850
(United States SOFR + 1.85%), 3.62%, 03/15/2028 (aa)		2,040	2,027
(United States SOFR + 0.71%), 4.15%, 01/21/2029 (aa)		1,820	1,805
(United States SOFR + 0.90%), 4.15%, 10/21/2029 (aa)		1,175	1,159
(CME Term SOFR 3 Month + 1.56%), 4.22%, 05/01/2029 (aa)		1,290	1,279
(United States SOFR + 0.71%), 4.34%, 01/21/2029 (aa)		500	501
(United States SOFR + 0.99%), 4.59%, 04/20/2030 (aa)		1,050	1,045
(United States SOFR + 1.32%), 4.94%, 04/23/2028 (aa)		9,945	9,974
(United States SOFR + 1.77%), 6.48%, 10/24/2029 (aa)		1,850	1,919
HSBC Holdings plc, (United Kingdom),
(CME Term SOFR 3 Month + 1.81%), 4.04%, 03/13/2028 (aa)		900	897
(United States SOFR + 1.06%), 5.60%, 05/17/2028 (aa)		4,700	4,741
(United States SOFR + 1.57%), 5.89%, 08/14/2027 (aa)		2,990	2,994
Intesa Sanpaolo SpA, (Italy), 3.88%, 07/14/2027 (e)		200	199
Keybank National Association, 5.85%, 11/15/2027		1,234	1,254
Lloyds Banking Group plc, (United Kingdom),
(SOFR Compounded Index + 1.56%), 5.19%, 08/07/2027 (aa)		800	801
(SOFR Compounded Index + 1.58%), 5.22%, 01/05/2028 (aa)		200	201
(CMT Index 1 Year + 1.48%), 5.99%, 08/07/2027 (aa)		300	300
Mizuho Bank Ltd., (Japan), 4.40%, 04/16/2029 (e)		1,340	1,336
Mizuho Financial Group, Inc., (Japan), (United States SOFR + 0.85%), 4.45%, 07/13/2030 (w) (aa)		700	700
Morgan Stanley,
(United States SOFR + 0.86%), 1.51%, 07/20/2027 (aa)		1,900	1,897
(Canada Bankers Acceptances 3 Month + 0.52%), 1.78%, 08/04/2027 (aa)	CAD	1,800	1,268
(United States SOFR + 1.61%), 4.21%, 04/20/2028 (aa)		400	399
(United States SOFR + 0.80%), 4.24%, 01/09/2030 (aa)		810	800
(SOFR Compounded Index + 0.96%), 4.56%, 04/10/2030 (aa)		1,570	1,561

SEE NOTES TO FINANCIAL STATEMENTS.

12	SIX CIRCLES TRUST	JUNE 30, 2026

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Banks — continued
(United States SOFR + 1.38%), 4.99%, 04/12/2029 (aa)	2,880	2,896
(United States SOFR + 1.01%), 5.65%, 04/13/2028 (aa)	2,165	2,184
(United States SOFR + 2.24%), 6.30%, 10/18/2028 (aa)	1,600	1,634
Series I, (United States SOFR + 0.91%), 4.13%, 10/18/2029 (aa)	390	385
Morgan Stanley Bank NA,
(United States SOFR + 0.69%), 4.32%, 10/15/2027 (aa)	2,500	2,502
(SOFR Compounded Index + 0.97%), 4.79%, 05/10/2030 (aa)	980	981
(United States SOFR + 1.08%), 4.95%, 01/14/2028 (aa)	5,125	5,138
(United States SOFR + 0.93%), 4.97%, 07/14/2028 (aa)	1,385	1,391
(United States SOFR + 0.87%), 5.50%, 05/26/2028 (aa)	1,090	1,099
5.88%, 10/30/2026	1,465	1,471
Morgan Stanley Private Bank NA,
(United States SOFR + 0.78%), 4.20%, 11/17/2028 (aa)	1,730	1,722
(United States SOFR + 0.76%), 4.21%, 02/08/2030 (aa)	1,465	1,446
(United States SOFR + 0.77%), 4.47%, 07/06/2028 (aa)	5,105	5,100
National Bank of Canada, (Canada),
(SOFR Compounded Index + 1.03%), 4.67%, 07/02/2027 (aa)	900	900
(United States SOFR + 0.80%), 4.95%, 02/01/2028 (aa)	600	602
NatWest Markets plc, (United Kingdom),
(United States SOFR + 0.90%), 4.53%, 05/17/2027 (e) (aa)	1,000	1,004
5.42%, 05/17/2027 (e)	700	707
PNC Bank NA, (United States SOFR + 0.73%), 4.36%, 07/21/2028 (aa)	300	301
Regions Bank, (United States SOFR + 0.81%), 4.76%, 07/27/2029 (aa)	2,030	2,031
Royal Bank of Canada, (Canada),
(SOFR Compounded Index + 0.72%), 4.35%, 10/18/2027 (aa)	200	200
(SOFR Compounded Index + 0.82%), 4.46%, 03/27/2028 (aa)	2,300	2,307
(SOFR Compounded Index + 1.08%), 4.71%, 07/20/2026 (aa)	2,530	2,531
(United States SOFR + 0.79%), 5.07%, 07/23/2027 (aa)	400	400
Santander UK Group Holdings plc, (United Kingdom), (United States SOFR + 1.22%), 2.47%, 01/11/2028 (aa)	1,100	1,088
Societe Generale SA, (France),
(CMT Index 1 Year + 1.30%), 2.80%, 01/19/2028 (e) (aa)	200	198

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)

Banks — continued
Reg. S, (CMT Index 1 Year + 1.30%), 2.80%, 01/19/2028 (aa)		200	198
5.25%, 02/19/2027 (e)		600	603
Reg. S, (United States SOFR + 1.66%), 5.29%, 01/19/2028 (aa)		1,000	1,006
(CMT Index 1 Year + 1.50%), 5.52%, 01/19/2028 (e) (aa)		600	603
Standard Chartered plc, (United Kingdom), (United States SOFR + 2.03%), 5.66%, 02/08/2028 (e) (aa)		300	302
Synchrony Bank, 5.63%, 08/23/2027		1,460	1,475
Toronto-Dominion Bank (The), (Canada), Reg. S, 4.21%, 06/01/2027	CAD	1,000	713
UBS Group AG, (Switzerland),
(United States SOFR + 0.84%), 4.15%, 12/23/2029 (e) (aa)		4,490	4,427
(United States SOFR + 0.84%), 4.21%, 04/10/2030 (e) (aa)		1,060	1,043
4.25%, 03/23/2028 (e)		250	249
4.28%, 01/09/2028 (e)		250	249
(CMT Index 1 Year + 2.05%), 4.70%, 08/05/2027 (e) (aa)		400	400
Reg. S, (CMT Index 1 Year + 2.05%), 4.70%, 08/05/2027 (aa)		200	200
(CMT Index 1 Year + 1.60%), 6.33%, 12/22/2027 (e) (aa)		1,435	1,447
Reg. S, (CMT Index 1 Year + 1.60%)6.33%, 12/22/2027 (aa)		400	403
US Bancorp, (United States SOFR + 1.66%), 4.55%, 07/22/2028 (aa)		2,770	2,771
US Bank NA, (United States SOFR + 0.91%), 4.73%, 05/15/2028 (aa)		2,600	2,606
Wells Fargo & Co.,
(CME Term SOFR 3 Month + 1.57%), 3.58%, 05/22/2028 (aa)		2,800	2,777
(United States SOFR + 0.88%), 4.08%, 09/15/2029 (aa)		1,000	986
(United States SOFR + 0.74%), 4.18%, 01/23/2030 (aa)		645	637
(United States SOFR + 0.78%), 4.41%, 01/24/2028 (aa)		1,400	1,402
(United States SOFR + 0.72%), 4.58%, 05/20/2029 (aa)		2,100	2,095
(United States SOFR + 1.07%), 4.70%, 04/22/2028 (aa)		900	904
(United States SOFR + 1.07%), 5.71%, 04/22/2028 (aa)		3,180	3,209
Series W, (United States SOFR + 0.78%), 4.90%, 01/24/2028 (aa)		5,025	5,037

			195,442

Diversified Financial Services — 2.9%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust, (Ireland),
2.45%, 10/29/2026		1,000	994

SEE NOTES TO FINANCIAL STATEMENTS.

JUNE 30, 2026	SIX CIRCLES TRUST	13

Six Circles Ultra Short Duration Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JUNE 30, 2026 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)
Corporate Bonds — continued
Diversified Financial Services — continued
6.10%, 01/15/2027		1,300	1,310
6.45%, 04/15/2027		1,400	1,419
Aircastle Ltd., (Bermuda), 6.50%, 07/18/2028 (e)		2,826	2,910
American Express Co.,
(United States SOFR + 0.58%), 4.01%, 02/09/2029 (aa)		2,025	2,007
(United States SOFR + 0.81%), 4.44%, 05/03/2030 (aa)		1,250	1,243
(United States SOFR + 0.93%), 5.04%, 07/26/2028 (aa)		2,705	2,721
Aviation Capital Group LLC, 1.95%, 09/20/2026 (e)		2,400	2,387
4.75%, 04/14/2027 (e)		900	901
Avolon Holdings Funding Ltd., (Cayman Islands), 3.25%, 02/15/2027 (e)		1,000	992
4.95%, 01/15/2028 (e)		500	501
Capital One Financial Corp., (United States SOFR + 0.86%), 1.88%, 11/02/2027 (aa)		2,115	2,096
DLR Kredit A/S, (Denmark), Series CCb, 1.00%, 01/01/2027	DKK	4,400	667
Korea Investment & Securities Co. Ltd., (South Korea),
Reg. S, 2.13%, 07/19/2026		1,300	1,298
Reg. S, 6.88%, 11/06/2026		400	403
Mitsubishi HC Capital, Inc., (Japan), 5.08%, 09/15/2027 (e)		1,200	1,205
Nomura Holdings, Inc., (Japan), 2.33%, 01/22/2027		900	890
Realkredit Danmark A/S, (Denmark), Series 10F, Reg. S, 1.00%, 01/01/2027	DKK	10,300	1,563
Sumisho Air Lease Corp.,
2.20%, 01/15/2027		500	494
3.63%, 12/01/2027		900	887
5.30%, 02/01/2028		1,500	1,513
5.85%, 12/15/2027		300	305
Synchrony Financial, (United States SOFR + 1.40%), 5.02%, 07/29/2029 (aa)		3,180	3,183

			31,889

Insurance — 1.9%
AEGON Funding Co. LLC, 5.50%, 04/16/2027 (e)		2,900	2,919
Arthur J Gallagher & Co., 4.60%, 12/15/2027		885	887
Athene Global Funding, (SOFR Compounded Index + 1.00%), 4.64%, 09/18/2028 (e) (aa)		2,200	2,194
Brighthouse Financial Global Funding, 5.55%, 04/09/2027 (e)		1,698	1,708
CNO Global Funding, 1.75%, 10/07/2026 (e)		400	397
Corebridge Global Funding, Reg. S, (United States SOFR + 0.86%), 4.50%, 12/15/2028 (aa)		300	299

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)

Insurance — continued
Jackson National Life Global Funding,
(United States SOFR + 0.95%), 4.59%, 09/12/2028 (e) (aa)		400	399
4.90%, 01/13/2027 (e)		500	501
5.55%, 07/02/2027 (e)		2,300	2,321
MassMutual Global Funding II, 5.10%, 04/09/2027 (e)		835	840
New York Life Global Funding, 5.45%, 09/18/2026 (e)		3,790	3,801
Protective Life Global Funding, 4.34%, 09/13/2027 (e)		1,320	1,317
Reliance Standard Life Global Funding II, 2.75%, 01/21/2027 (e)		1,200	1,187
Sammons Financial Group Global Funding, (United States SOFR + 0.85%), 4.49%, 09/02/2027 (e) (aa)		300	300
Sammons Financial Group, Inc., 4.45%, 05/12/2027 (e)		2,205	2,199

			21,269

Investment Companies — 0.1%
Sofina SA, (Belgium), Reg. S, 1.00%, 09/23/2028	EUR	1,500	1,626

Real Estate — 0.1%
Ontario Teachers’ Cadillac Fairview Properties Trust, (Canada), 3.88%, 03/20/2027 (e)		700	697

Savings & Loans — 0.0% (g)
Nationwide Building Society, (United Kingdom), Reg. S, (United States SOFR + 1.29%), 2.97%, 02/16/2028 (aa)		455	450

Total Financial			251,373

Industrial — 2.2%
Aerospace/Defense — 1.4%
BAE Systems plc, (United Kingdom), 5.00%, 03/26/2027 (e)		4,020	4,037
Boeing Co. (The), 2.70%, 02/01/2027		900	891
6.26%, 05/01/2027		400	405
Honeywell Aerospace, Inc., 4.00%, 03/16/2029 (e)		2,305	2,275
L3Harris Technologies, Inc., 4.40%, 06/15/2028		535	533
5.40%, 01/15/2027		3,890	3,910
Northrop Grumman Corp., 3.25%, 01/15/2028		745	732
RTX Corp., 2.65%, 11/01/2026		2,000	1,991
3.13%, 05/04/2027		1,055	1,044

			15,818

Electronics — 0.1%
Foxconn Far East Ltd., (Cayman Islands), Reg. S, 1.88%, 08/25/2028		1,200	1,132

Machinery — Diversified — 0.1%
John Deere Capital Corp., Series I, 4.13%, 01/18/2029		1,240	1,233

SEE NOTES TO FINANCIAL STATEMENTS.

14	SIX CIRCLES TRUST	JUNE 30, 2026

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Miscellaneous Manufacturers — 0.1%
Eaton Corp., 3.95%, 03/06/2029	1,440	1,420

Transportation — 0.2%
CSX Corp., 2.60%, 11/01/2026	680	677
United Parcel Service, Inc., 3.05%, 11/15/2027	1,180	1,162

		1,839

Trucking & Leasing — 0.3%
SMBC Aviation Capital Finance DAC, (Ireland), 1.90%, 10/15/2026 (e)	3,000	2,976

Total Industrial		24,418

Technology — 3.4%
Computers — 1.1%
Dell International LLC / EMC Corp.,
4.15%, 02/15/2029	2,490	2,462
4.90%, 10/01/2026	1,600	1,601
Gartner, Inc., 4.50%, 07/01/2028 (e)	1,200	1,179
Hewlett Packard Enterprise Co.,
4.15%, 09/15/2028	3,155	3,123
4.40%, 09/25/2027	2,940	2,935
4.60%, 03/23/2029	1,300	1,298

		12,598

Semiconductors — 0.6%
Broadcom, Inc., 3.46%, 09/15/2026	1,740	1,737
4.00%, 04/15/2029 (e)	1,130	1,113
4.75%, 04/15/2029	1,510	1,520
NXP BV / NXP Funding LLC / NXP USA, Inc., (Multinational), 4.40%, 06/01/2027	1,060	1,059
SK hynix, Inc., (South Korea), Reg. S, 4.25%, 09/11/2028	1,000	993

		6,422

Software — 1.7%
Oracle Corp., 2.65%, 07/15/2026	4,410	4,407
2.80%, 04/01/2027	3,680	3,632
3.25%, 11/15/2027	1,100	1,078
4.55%, 02/04/2029	3,155	3,111
Synopsys, Inc., 4.55%, 04/01/2027	2,965	2,969
VMware LLC, 1.40%, 08/15/2026	2,515	2,506
1.80%, 08/15/2028	1,395	1,320

		19,023

Total Technology		38,043

Utilities — 6.8%
Electric — 6.6%
Alliant Energy Finance LLC, 5.40%, 06/06/2027 (e)	500	503
Black Hills Corp., 3.15%, 01/15/2027	300	298
CMS Energy Corp., 3.45%, 08/15/2027	3,300	3,262
Constellation Energy Generation LLC,
3.90%, 01/08/2028	4,360	4,324
5.60%, 03/01/2028	1,405	1,427

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)

Electric — continued
DTE Electric Co., 4.25%, 05/14/2027	130	130
Duke Energy Corp.,
2.65%, 09/01/2026	2,489	2,482
5.00%, 12/08/2027	2,885	2,908
Edison International, 4.13%, 03/15/2028	2,080	2,051
Emera US Finance LLC, 4.50%, 04/01/2029	1,405	1,396
ENEL Finance International NV, (Netherlands), 1.63%, 07/12/2026 (e)	500	500
Reg. S, 1.63%, 07/12/2026	400	400
4.13%, 09/30/2028 (e)	1,340	1,324
Evergy, Inc., 4.25%, 03/15/2029	1,605	1,587
Eversource Energy,
2.90%, 03/01/2027	1,400	1,386
5.45%, 03/01/2028	1,100	1,113
Fells Point Funding Trust, 3.05%, 01/31/2027 (e)	1,000	991
FirstEnergy Corp., Series B, 3.90%, 07/15/2027	3,655	3,636
FirstEnergy Pennsylvania Electric Co., 5.20%, 04/01/2028 (e)	1,146	1,157
FirstEnergy Transmission LLC, 2.87%, 09/15/2028 (e)	905	869
Fortis, Inc., (Canada), 3.06%, 10/04/2026	3,300	3,288
Israel Electric Corp. Ltd., (Israel), Reg. S, 4.25%, 08/14/2028 (e)	1,400	1,375
Jersey Central Power & Light Co., 4.15%, 01/15/2029	1,525	1,507
4.60%, 01/15/2030 (e)	1,035	1,028
Monongahela Power Co., 3.55%, 05/15/2027 (e)	800	792
National Rural Utilities Cooperative Finance Corp.,
(United States SOFR + 0.55%), 4.19%, 12/03/2027 (aa)	800	801
4.75%, 02/07/2028	1,195	1,200
NextEra Energy Capital Holdings, Inc.,
3.55%, 05/01/2027	1,545	1,535
4.85%, 02/04/2028	865	870
4.90%, 03/15/2029	1,250	1,261
Pacific Gas and Electric Co.,
3.00%, 06/15/2028	2,240	2,168
3.75%, 07/01/2028	1,515	1,488
4.65%, 08/01/2028	3,200	3,191
5.00%, 06/04/2028	990	996
5.55%, 05/15/2029	1,345	1,373
6.10%, 01/15/2029	1,165	1,200
Pinnacle West Capital Corp., 4.65%, 06/01/2029	1,250	1,251
Sempra, (SOFR Compounded Index + 0.67%), 4.31%, 01/07/2028 (aa)	1,800	1,808
Southern California Edison Co.,
4.40%, 09/06/2026	1,195	1,195
4.88%, 02/01/2027	1,100	1,102
Southern Co. (The), 5.11%, 08/01/2027	1,105	1,110

SEE NOTES TO FINANCIAL STATEMENTS.

JUNE 30, 2026	SIX CIRCLES TRUST	15

Six Circles Ultra Short Duration Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JUNE 30, 2026 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)
Corporate Bonds — continued
Electric — continued
Southwestern Electric Power Co., Series K, 2.75%, 10/01/2026		1,000	996
Vistra Operations Co. LLC,
3.70%, 01/30/2027 (e)		200	199
4.30%, 10/15/2028 (e)		4,565	4,506
4.55%, 10/30/2028 (e)		4,325	4,299
5.05%, 12/30/2026 (e)		1,425	1,426
WEC Energy Group, Inc., 1.38%, 10/15/2027		255	245

			73,954

Gas — 0.2%
Australian Gas Networks Ltd., (Australia), Series B, (BBSW ASX Australian 3 Month + 0.42%), 4.88%, 07/01/2026 (aa)	AUD	3,000	2,077

Total Utilities			76,031

Total Corporate Bonds (Cost $565,156)			564,341

Foreign Government Securities — 0.7%
Diversified Financial Services — 0.3%
CDP Financial, Inc., (Canada), (SOFR Compounded Index + 0.33%), 3.96%, 04/16/2029 (e) (aa)		3,000	3,003

Sovereign — 0.4%
Chile Government International Bond, (Chile), 2.75%, 01/31/2027		700	692
Eagle Funding Luxco Sarl, (Luxembourg), 5.50%, 08/17/2030 (e)		1,400	1,406
KSA Sukuk Ltd., (Cayman Islands), Reg. S, 5.25%, 06/04/2027		600	603
Panama Government International Bond, (Panama), 3.88%, 03/17/2028		200	197
Saudi Government International Bond, (Saudi Arabia), 5.13%, 01/13/2028 (e)		1,800	1,812
Total Sovereign			4,710

Total Foreign Government Securities (Cost $7,592)			7,713

Mortgage-Backed Security — 1.1%
UMBS Collateral — 1.1%
FNMA or FHLMC, Single Family, 30 years, TBA, 5.50%, 08/01/2056 (w)
(Cost $12,065)		12,100	12,135

U.S. Government Agency Securities — 0.1%
Sovereign — 0.1%
FHLMC, 4.05%, 11/14/2028		1,000	996
4.25%, 03/23/2029		500	499

Total Sovereign			1,495

Total U.S. Government Agency Securities (Cost $1,500)			1,495

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)
U.S. Treasury Obligation — 0.1%
Sovereign — 0.1%
U.S. Treasury Inflation Indexed Note, 2.13%, 04/15/2029
(Cost $1,357)	1,357	1,361

Short-Term Investments — 29.0%
Certificates of Deposit — 6.1%
Banco Santander SA, (Spain)
3.81%, 11/10/2026 (n)	5,000	4,995
4.11%, 03/17/2027 (n)	7,000	6,989
Bank of Montreal, (Canada), 4.06%, 03/11/2027 (n)	2,750	2,746
Bayerische Landesbank, (Germany), 4.21%, 01/28/2027 (n)	7,750	7,734
Canadian Imperial Bank of Commerce, (Canada), 4.06%, 03/15/2027 (n)	2,750	2,745
Deutsche Bank AG, 3.87%, 12/17/2026 (n)	2,000	1,997
Goldman Sachs Bank USA, 4.18%, 03/31/2027 (n)	6,000	5,997
Mizuho Bank Ltd., (Japan), 3.79%, 12/11/2026 (n)	1,750	1,747
Royal Bank of Canada, 4.06%, 03/12/2027 (n)	2,750	2,745
Sumitomo Mitsui Trust Bank Ltd., (Japan), 3.95%, 09/24/2026 (n)	7,750	7,750
Toronto-Dominion Bank (The), (Canada) 4.06%, 03/12/2027 (n)	2,750	2,746
4.09%, 03/17/2027 (n)	7,000	6,990
Westpac Banking Corp., (Australia)
4.06%, 03/16/2027 (n)	6,000	5,989
4.19%, 03/18/2027 (n)	6,000	5,989

Total Certificates of Deposit		67,159

Commercial Papers — 2.0%
Constellation Energy Generation LLC, 4.09%, 07/07/2026 (e) (n)	1,300	1,299
Evergy Missouri West, Inc.,
4.24%, 07/07/2026 (e) (n)	900	899
4.24%, 07/08/2026 (e) (n)	800	799
4.24%, 07/09/2026 (e) (n)	1,600	1,599
HCA, Inc., 4.31%, 08/03/2026 (e) (n)	1,600	1,593
Keurig Dr Pepper, Inc., 4.31%, 07/01/2026 (e) (n)	300	300
Lloyds Bank plc, 4.06%, 03/18/2027 (e) (n)	4,000	3,880
Macquarie Bank Ltd., 4.09%, 03/18/2027 (e) (n)	4,000	3,879
Oglethorpe Power Corp., 4.08%, 07/27/2026 (e) (n)	3,300	3,291
ONE Gas, Inc., 4.04%, 07/10/2026 (e) (n)	600	599
Tampa Electric Co., 4.05%, 07/14/2026 (e) (n)	1,000	998
4.06%, 07/21/2026 (e) (n)	1,500	1,497
TELUS Corp., 4.35%, 08/19/2026 (e) (n)	2,100	2,087

Total Commercial Papers		22,720

SEE NOTES TO FINANCIAL STATEMENTS.

16	SIX CIRCLES TRUST	JUNE 30, 2026

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)			VALUE($)
Short-Term Investments — continued
Foreign Government Securities — 2.2%
Japan Treasury Discount Bills, (Japan)
Series 1361, 0.82%, 08/10/2026 (n)	JPY	1,400,000		8,602
Series 1374, 0.81%, 07/13/2026 (n)	JPY	975,000		5,994
Series 1378, 0.86%, 08/03/2026 (n)	JPY	1,500,000		9,218
South Africa Treasury Bill, (South Africa), 7.30%, 08/19/2026 (n)	ZAR	13,300		805

Total Foreign Government Securities				24,619

Time Deposits — 0.4%
Australia & New Zealand Banking Group Ltd., 2.94%, 07/01/2026	AUD	275		191
Brown Brothers Harriman & Co.,
0.87%, 07/01/2026	NZD	—	(h)	—	(h)
4.43%, 07/01/2026	ZAR	—	(h)	—	(h)
Citibank NA,
1.13%, 07/01/2026	EUR	375		429
2.67%, 07/01/2026	GBP	319		424
Royal Bank of Canada, 1.02%, 07/02/2026	CAD	169		119
Skandinaviska Enskilda Banken AB,
0.70%, 07/01/2026	DKK	170		26
2.97%, 07/01/2026		267		267
Sumitomo Mitsui Banking Corp.,
0.24%, 07/01/2026	JPY	2,460		15
2.97%, 07/01/2026		1,291		1,291
Sumitomo Mitsui Trust Bank Ltd., 2.97%, 07/01/2026		1,634		1,634

Total Time Deposits				4,396

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)

U.S. Treasury Obligations — 18.3%
U.S. Treasury Bills,
3.47%, 01/21/2027 (n)	46,300	45,335
3.59%, 12/24/2026 (n)	14,000	13,737
3.60%, 08/11/2026 (n)	13,000	12,946
3.60%, 07/02/2026 (n)	7,000	6,999
3.60%, 02/18/2027 (n)	14,000	13,662
3.60%, 03/18/2027 (n)	8,000	7,783
3.61%, 08/04/2026 (n)	13,000	12,956
3.61%, 08/25/2026 (n)	13,500	13,425
3.61%, 09/03/2026 (n)	13,000	12,916
3.61%, 09/17/2026 (n)	5,000	4,960
3.63%, 09/01/2026 (n)	19,000	18,881
3.64%, 09/15/2026 (n)	6,500	6,450
3.66%, 10/15/2026 (n)	12,000	11,869
3.66%, 10/22/2026 (n)	6,500	6,424
3.75%, 04/15/2027 (n)	15,000	14,548

Total U.S. Treasury Obligations		202,891

Total Short-Term Investments (Cost $322,717)		321,785

Total Investments — 100.2% (Cost — $1,114,210)		1,112,801

Liabilities in Excess of Other Assets — (0.2)%		(1,933)

NET ASSETS — 100.0%		$1,110,868

Percentages indicated are based on net assets.

Futures contracts outstanding as of June 30, 2026:
Exchange Traded
DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION)($)
Long Contracts
30 Day Federal Funds Futures	120	08/2026	USD	48,146	2
3MO Euro EURIBOR	110	12/2026	EUR	30,586	24
Australian Government 3 Year Bond	194	09/2026	AUD	13,975	73
Australian Government 10 Year Bond	36	09/2026	AUD	2,699	38
ICE 3 Month SONIA	99	03/2027	GBP	31,521	—	(h)
Long Gilt	18	09/2026	GBP	2,091	39
U.S. Treasury 2 Year Note	306	09/2026	USD	63,082	(5)
U.S. Treasury 5 Year Note	615	09/2026	USD	65,662	172

					343

SEE NOTES TO FINANCIAL STATEMENTS.

JUNE 30, 2026	SIX CIRCLES TRUST	17

Six Circles Ultra Short Duration Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JUNE 30, 2026 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

Futures contracts outstanding as of June 30, 2026:
Exchange Traded
DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION)($)

Short Contracts
Canadian Government 5 Year Bond	(37)	09/2026	CAD	(2,938)	(12)
Euro Schatz	(16)	09/2026	EUR	(1,935)	(2)
SOFR 3 Month	(26)	03/2027	USD	(6,247)	9
U.S. Treasury 2 Year Note	(308)	09/2026	USD	(63,495)	6
U.S. Treasury 5 Year Note	(277)	09/2026	USD	(29,557)	(95)
U.S. Treasury 10 Year Note	(88)	09/2026	USD	(9,592)	(78)
U.S. Treasury Ultra Bond	(13)	09/2026	USD	(1,460)	(50)
U.S. Ultra Treasury 10 Year Note	(201)	09/2026	USD	(22,329)	(277)

					(499)

Total unrealized appreciation (depreciation)					(156)

Forward foreign currency exchange contracts outstanding as of June 30, 2026:
CURRENCY PURCHASED		CURRENCY SOLD		COUNTERPARTY	SETTLEMENT DATE	UNREALIZED APPRECIATION (DEPRECIATION)($)
USD	3,473	AUD	4,834	Barclays Bank plc	07/02/2026	126
USD	8,754	CAD	12,083	Barclays Bank plc	07/02/2026	234
USD	4,396	CAD	6,225	Barclays Bank plc	07/02/2026	7
USD	1,635	CAD	2,283	Morgan Stanley & Co.	07/02/2026	25
USD	1,756	EUR	1,506	Bank of America, NA	07/02/2026	36
USD	4,968	GBP	3,692	Morgan Stanley & Co.	07/02/2026	71
USD	259	GBP	193	Morgan Stanley & Co.	07/02/2026	3
USD	6,174	JPY	975,000	Nomura International plc	07/13/2026	172
USD	5	ZAR	82	Barclays Bank plc	07/21/2026	—	(h)
USD	8	ZAR	125	Barclays Bank plc	07/21/2026	—	(h)
USD	6	ZAR	96	Deutsche Bank AG	07/21/2026	—	(h)
USD	9,560	JPY	1,497,188	BNP Paribas	08/03/2026	327
USD	18	JPY	2,813	UBS AG London	08/03/2026	1
USD	8,962	JPY	1,395,297	BNP Paribas	08/10/2026	353
USD	30	JPY	4,703	Goldman Sachs International	08/10/2026	1
USD	3,717	AUD	5,264	Goldman Sachs International	09/16/2026	78
USD	3,250	AUD	4,608	UBS AG London	09/16/2026	64
USD	10,861	EUR	9,320	BNP Paribas	09/16/2026	177
USD	1,549	GBP	1,155	BNP Paribas	09/16/2026	17
USD	10,478	GBP	7,807	BNP Paribas	09/16/2026	122
USD	3,936	GBP	2,931	Goldman Sachs International	09/16/2026	48
USD	2,330	DKK	14,700	Bank of America, NA	01/04/2027	60

Total unrealized appreciation						1,922

CAD	70	USD	50	Barclays Bank plc	07/02/2026	—	(h)
EUR	26	USD	30	Morgan Stanley & Co.	07/02/2026	—	(h)
GBP	22	USD	30	Morgan Stanley & Co.	07/02/2026	—	(h)
USD	11	ZAR	179	Barclays Bank plc	07/21/2026	—	(h)
USD	14,428	CAD	20,472	Morgan Stanley & Co.	08/04/2026	(29)
USD	1,688	EUR	1,480	Barclays Bank plc	08/04/2026	(6)
USD	5,108	GBP	3,863	Morgan Stanley & Co.	08/04/2026	(15)
USD	739	ZAR	12,872	Bank of America, NA	08/19/2026	(44)
USD	2,461	GBP	1,865	Goldman Sachs International	09/16/2026	(13)

Total unrealized depreciation						(107)

Net unrealized appreciation (depreciation)						1,815

SEE NOTES TO FINANCIAL STATEMENTS.

18	SIX CIRCLES TRUST	JUNE 30, 2026

Centrally Cleared Interest Rate Swap contracts outstanding as of June 30, 2026:
FLOATING RATE INDEX	FIXED RATE	PAY/RECEIVE FLOATING RATE	MATURITY DATE	NOTIONAL AMOUNT		UPFRONT PAYMENTS (RECEIPTS)($)	UNREALIZED APPRECIATION (DEPRECIATION)($)	VALUE($)
Canadian Overnight Repo Rate Average	3.00% semi-annually	Receive	05/25/2031	CAD	3,300	(1)	(17)	(18)
Canadian Overnight Repo Rate Average	2.75% semi-annually	Receive	06/17/2031	CAD	8,100	47	(22)	25
SONIA Interest Rate Benchmark	3.50% annually	Pay	03/18/2031	GBP	1,770	(8)	(50)	(58)
United States SOFR	3.33% annually	Receive	08/31/2030	USD	23,060	87	413	500
United States SOFR	4.00% annually	Receive	11/30/2030	USD	8,420	(7)	(26)	(33)
United States SOFR	4.00% annually	Receive	11/30/2030	USD	3,010	— (h)	(12)	(12)

Total						118	286	404

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JUNE 30, 2026

ASX	— Australian Stock Exchange
BBSW	— Bank Bill Swap Rate
CMT	— Constant Maturity Treasury
EURIBOR	— Euro Interbank Offered Rate
FHLMC	— Federal Home Loan Mortgage Corp.
FNMA	— Federal National Mortgage Association
GNMA	— Government National Mortgage Association
Reg. S

—  Security was purchased pursuant to Regulation S under the Securities Act of 1933, as amended (the “Securities Act”), which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act, or pursuant to an exemption from registration.

REMICS	— Real Estate Mortgage Investment Conduit
SOFR	— Secured Overnight Financing Rate
SONIA	— Sterling Overnight Interbank Average Rate
SUB	— Step-Up Bond. The interest rate shown is the rate in effect as of June 30, 2026.
TBA	— To Be Announced
(e)	— Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended.

(g)	— Amount rounds to less than 0.05%.
(h)	— Amount rounds to less than 500 shares/principal or $500.
(n)	— The rate shown is the effective yield as of June 30, 2026.
(w)	— All or a portion of the security is a when-issued security, delayed delivery security, or forward commitment.
(z)

—  Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of June 30, 2026.

(aa)	— Variable or floating rate security, linked to the referenced benchmark. The interest rate shown is the current rate as of June 30, 2026.
AUD	— Australian Dollar
CAD	— Canadian Dollar
DKK	— Danish Krone
EUR	— Euro
GBP	— British Pound
JPY	— Japanese Yen
NZD	— New Zealand Dollar
USD	— United States Dollar
ZAR	— South African Rand

SEE NOTES TO FINANCIAL STATEMENTS.

JUNE 30, 2026	SIX CIRCLES TRUST	19

Six Circles Tax Aware Intermediate Duration Fund *

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JUNE 30, 2026 (Unaudited)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — 99.1% (t)
Alabama — 5.4%
Black Belt Energy Gas District
Series B, Rev., 5.00%, 10/01/2035	2,500	2,521
Series B, Rev., 5.00%, 10/01/2055 (z)	3,000	3,153
Series H1, Rev., 5.00%, 01/01/2034	14,850	15,567
Black Belt Energy Gas District, Gas Project
Series A, Rev., 5.00%, 12/01/2034	6,000	6,350
Series C, Rev., 5.25%, 06/01/2036	23,000	24,783
Series E, Rev., 5.00%, 07/01/2033	650	681
Series I, Rev., 5.00%, 10/01/2033	10,425	11,114
County of Jefferson Sewer Revenue, Warrants
Rev., 5.00%, 10/01/2026	1,250	1,257
Rev., 5.25%, 10/01/2042	5,775	6,280
Energy Southeast A Cooperative District, Series B, Rev., 5.00%, 11/01/2033	15,000	15,984
Industrial Development Board of the City of Mobile Alabama, Alabama Power Co. Barry Plant, Rev., 2.95%, 06/01/2034 (z)	10,000	9,994
Southeast Energy Authority A Cooperative District
Rev., 5.25%, 03/01/2055 (z)	5,000	5,180
Series B1, Rev., 5.00%, 08/01/2027	4,070	4,147

		107,011

Arizona — 4.1%
Arizona Industrial Development Authority, CHF-Arizona LLC University of
Rev., BAM, 5.00%, 07/01/2043	1,185	1,283
Rev., BAM, 5.00%, 07/01/2044	1,355	1,458
Rev., BAM, 5.00%, 07/01/2045	1,150	1,228
Rev., BAM, 5.00%, 07/01/2046	1,100	1,165
Rev., BAM, 5.00%, 07/01/2065	2,500	2,532
Arizona Industrial Development Authority, Equitable School Revolving Fund, Rev., 5.00%, 11/01/2031	16,135	17,535
Arizona Industrial Development Authority, Phoenix Children’s Hospital Rev., VRDO, LOC: TD Bank NA, 2.60%, 07/01/2026 (z)	13,000	13,000
Chandler Industrial Development Authority, Intel Corporation Project, Rev., AMT, 4.00%, 06/01/2049 (z)	1,000	1,016
City of Mesa Utility System Revenue
Rev., 5.00%, 07/01/2031	2,500	2,767
Rev., 5.00%, 07/01/2032	4,000	4,486
Rev., 5.00%, 07/01/2042	2,700	2,922
Series A, Rev., 5.00%, 07/01/2043	4,550	4,734
Series B, Rev., 5.00%, 07/01/2042	7,285	8,098
Maricopa County Industrial Development Authority, Banner Health, Series A, Rev., 5.00%, 01/01/2034	12,500	14,014
Salt River Project Agricultural Improvement & Power District, Series B, Rev., 5.00%, 05/01/2042	3,395	3,780

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)

Arizona — continued
Sierra Vista Industrial Development Authority, Wake Preparatory Academy, Rev., 5.25%, 06/15/2035	2,000	2,061

		82,079

Arkansas — 0.6%
Arkansas Development Finance Authority, Hybar Steel Sustainable Bonds, Rev., AMT, Reg. S, 4.88%, 07/01/2056 (e) (z)	2,500	2,613
Arkansas Development Finance Authority, United States Steel Corporation, Rev., AMT, 4.25%, 09/01/2046 (e) (z)	2,500	2,539
City of Osceola, Plum Point Energy Associates, Rev., AMT, 4.88%, 04/01/2040	6,500	6,593

		11,745

California — 3.3%
California Community Choice Financing Authority
Rev., 5.00%, 01/01/2055 (z)	2,500	2,573
Rev., 5.00%, 10/01/2055 (z)	2,500	2,570
California Community Choice Financing Authority, Sustainability Bonds Clean Energy, Rev., 5.25%, 11/01/2054 (z)	6,000	6,344
California Community Choice Financing Authority, Sustainable Bonds Clean Energy
Rev., 5.00%, 07/01/2035	5,500	6,054
Rev., 5.25%, 02/01/2036	9,350	10,237
California Health Facilities Financing Authority, Unrefunded Sutter Health, Rev., 5.00%, 11/15/2046	3,800	3,810
California Municipal Finance Authority, Asteria Flats, Series A, Rev., 3.00%, 06/01/2045 (z)	2,625	2,629
Orange County Community Facilities District, Community Facilities District#2025 1 Improvement Area, Special Tax, 5.00%, 08/15/2046	1,565	1,635
San Diego County Regional Airport Authority, Ordinate, Series B, Rev., AMT, 5.00%, 07/01/2038	3,050	3,227
San Francisco City & County Airport Comm-San Francisco International Airport, Series A, Rev., AMT, 5.00%, 05/01/2034	1,900	2,048
Southern California Public Power Authority, Southern Transmission System R, Rev., 5.00%, 07/01/2037	5,500	6,233
Southern California Public Power Authority, Sustainable Bonds Clean Energy, Rev., 5.00%, 11/01/2030	1,200	1,263
State of California, GO, 5.00%, 08/01/2028	5,000	5,274
University of California
Series CE, Rev., 5.00%, 11/15/2038	2,315	2,664
Series CF, Rev., 5.00%, 11/15/2038	2,330	2,681

SEE NOTES TO FINANCIAL STATEMENTS.

20	SIX CIRCLES TRUST	JUNE 30, 2026

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
California — continued
Series CG, Rev., 5.25%, 05/15/2040	5,000	6,043

		65,285

Colorado — 2.2%
Adams & Weld Counties School District No. 27J Brighton/CO Series A, GO, 5.50%, 12/01/2034	5,000	5,961
City & County of Denver Airport System Revenue, Series A, Rev., AMT, 5.00%, 12/01/2032	9,345	9,739
Colorado Educational & Cultural Facilities Authority, Ascent Classical Academy Chart, Rev., Reg. S, 4.75%, 04/01/2036 (e)	6,000	5,943
Colorado Health Facilities Authority, Adventhealth Obligated Group, Rev., 5.00%, 11/15/2039	4,120	4,422
Colorado Health Facilities Authority, Sanford Health, Series A, Rev., 5.00%, 11/01/2034	4,000	4,217
E-470 Public Highway Authority, Senior Series A 1, Rev., 5.00%, 09/01/2035 (w)	3,000	3,448
Jefferson County School District R-1, GO, 5.00%, 12/15/2030	1,225	1,267
Regional Transportation District, COP, 5.00%, 06/01/2031	2,895	3,081
Weld County School District No. 6 Greeley, GO, 5.00%, 12/01/2039	5,250	5,539

		43,617

Connecticut — 2.5%
Connecticut State Health & Educational Facilities Authority, Rev., 5.00%, 07/01/2028	1,700	1,776
Connecticut State Health & Educational Facilities Authority, Fairview Issue, Series B, Rev., 4.40%, 12/15/2031 (w)	2,435	2,448
State of Connecticut
Series A, GO, 4.00%, 01/15/2034	10,290	10,579
Series B, GO, 5.00%, 09/15/2031	4,000	4,440
Series D, GO, 5.00%, 08/15/2028	14,000	14,725
State of Connecticut Special Tax Revenue, Series A, Rev., 5.00%, 07/01/2031 (w)	10,000	11,066
State of Connecticut Special Tax Revenue, Transportation Infrastructure, Rev., 5.00%, 01/01/2034	5,000	5,156

		50,190

District of Columbia — 0.8%
District of Columbia
GO, 5.00%, 06/01/2033	5,000	5,673
Series A, GO, 5.00%, 06/01/2043	4,800	4,936
Metropolitan Washington Airports Authority Aviation Revenue
Series A, Rev., AMT, 5.00%, 10/01/2033	3,005	3,334

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)

District of Columbia — continued
Series A, Rev., AMT, 5.00%, 10/01/2037	1,095	1,176

		15,119

Florida — 6.4%
City of Clearwater Water & Sewer Revenue, Water & Sewer, Rev., 4.00%, 12/01/2036	6,225	6,220
County of Miami-Dade Aviation Revenue, Series A, Rev., AMT, 5.00%, 10/01/2037 (w)	15,000	16,642
Florida Development Finance Corp., Brightline Florida Passenger, Rev., AMT, 5.00%, 07/01/2044	7,415	7,338
Florida Housing Finance Corp., Residences at Claude Peppe, Rev., 3.10%, 12/01/2044 (z)	1,500	1,503
Greater Orlando Aviation Authority, Priority Subordinated, Series A, Rev., AMT, 5.00%, 10/01/2033	5,800	5,926
JEA Electric System Revenue, Series B, Rev., 5.00%, 10/01/2030	4,500	4,629
Miami-Dade County Educational Facilities Authority, University of Miami, Series A, Rev., 5.00%, 04/01/2042	5,000	5,455
Mid-Bay Bridge Authority, Rev., 5.00%, 10/01/2027	3,000	3,080
Orange County Convention Center/Orlando, Series A, Rev., 5.00%, 10/01/2039 (w)	12,110	13,718
Palm Beach County School District, Series A, COP, 5.00%, 08/01/2036	4,535	4,920
School Board of Miami-Dade County (The), Series A, COP, 5.00%, 02/01/2032	19,900	21,993
State of Florida Department of Transportation, Rev., 4.00%, 07/01/2033	3,000	3,058
State of Florida, Capital Outlay, Series C, GO, 4.00%, 06/01/2037 (p)	4,500	4,563
Tohopekaliga Water Authority, Series A, Rev., 5.00%, 10/01/2030	25,000	27,355

		126,400

Georgia — 2.6%
City of Atlanta Water & Wastewater Revenue, Subordinated Lien Sustainable Bonds
Rev., 5.00%, 11/01/2036	5,000	5,823
Rev., 5.00%, 11/01/2039	6,850	7,828
Main Street Energy, Inc., Energy Project, Series A, Rev., 5.00%, 10/01/2033	15,000	15,972
Main Street Natural Gas, Inc., Series E1, Rev., 5.00%, 12/01/2053 (z)	3,035	3,240
Metropolitan Atlanta Rapid Transit Authority, Sustainable Bonds Series B, Rev., VRDO, LOC: TD Bank NA, 2.60%, 07/01/2026 (z)	7,000	7,000
Paulding County Hospital Authority/GA, Antic Certificates Wellstar Health, Rev., 5.00%, 04/01/2043	10,465	11,017

SEE NOTES TO FINANCIAL STATEMENTS.

JUNE 30, 2026	SIX CIRCLES TRUST	21

Six Circles Tax Aware Intermediate Duration Fund *

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JUNE 30, 2026 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
Georgia — continued
Private Colleges & Universities Authority, Emory University Revenue Bonds, Rev., 5.00%, 09/01/2033 (e)	1,225	1,383

		52,263

Guam — 0.1%
Guam Government Waterworks Authority, Series A, Rev., 5.00%, 07/01/2026	350	350
Territory of Guam, Series G, Rev., 5.00%, 01/01/2028	1,335	1,369

		1,719

Hawaii — 0.3%
State of Hawaii, Series FW, GO, 5.00%, 01/01/2035	5,025	5,285

Illinois — 1.8%
City of Chicago Waterworks Revenue,
Series A, Rev., 5.00%, 11/01/2042	4,000	4,382
Series A, Rev., 5.00%, 11/01/2043	3,000	3,272
Illinois Finance Authority, Advocate Health Nonprofit Credit Group, Rev., 5.00%, 08/01/2031	8,500	9,283
Illinois Municipal Electric Agency, Series A, Rev., 5.00%, 02/01/2028	5,000	5,188
State of Illinois Sales Tax Revenue, Junior Obligation
Series A, Rev., 5.00%, 06/15/2031	3,250	3,535
Series A, Rev., 5.00%, 06/15/2032	1,250	1,374
Series A, Rev., 5.00%, 06/15/2043	1,000	1,088
Series B, Rev., 5.00%, 06/15/2029	5,000	5,310
Series B, Rev., 5.00%, 06/15/2030	3,000	3,228

		36,660

Indiana — 2.7%
Carmel Local Public Improvement Bond Bank, Rev., 5.00%, 01/15/2029 (w)	1,000	1,054
Carmel Local Public Improvement Bond Bank, Ad Valorem Property Tax Supported Projects Rev., 5.00%, 07/15/2029 (w)	1,550	1,648
City of Whiting, BP Products North America Rev., AMT, 4.00%, 12/01/2044 (z)	12,250	12,479
Indiana Finance Authority, Series A, Rev., 5.00%, 02/01/2028	2,350	2,443
Indiana Finance Authority, Citizens Energy Group Project
Rev., 5.00%, 10/01/2036	2,275	2,635
Rev., 5.00%, 10/01/2037	1,000	1,171
Indiana Finance Authority, Community Health Network, Series A, Rev., 5.00%, 05/01/2033	15,450	17,131
Indiana Finance Authority, Franciscan Alliance, Inc., Series B, Rev., 5.00%, 11/01/2031	3,130	3,212

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)

Indiana — continued
Indiana Finance Authority, Indiana University Health Service, Rev., 5.00%, 10/01/2059 (z)	5,000	5,552
Indianapolis Local Public Improvement Bond Bank, Rev., AMT, 5.00%, 01/01/2028	6,230	6,425

		53,750

Iowa — 0.2%
City of Winterset Sewer Revenue, Loan Agreement Anticipation No, Rev., 4.00%, 06/01/2029	1,500	1,517
PEFA, Inc., Gas Project, Series A, Rev., 5.00%, 04/01/2035	3,000	3,198

		4,715

Kansas — 0.3%
Kansas Development Finance Authority, Kansan Department of Health and Environment Services, Rev., 5.00%, 05/01/2037	1,330	1,540
Kansas Development Finance Authority, University of Kansas Project, Rev., 5.00%, 05/01/2035	3,000	3,408

		4,948

Kentucky — 1.2%
Kentucky Bond Development Corp., Collegiate Housing Foundation Bowling Green
Rev., 5.00%, 07/01/2037	1,000	1,115
Rev., 5.00%, 07/01/2038	1,000	1,110
Kentucky Bond Development Corp., University of Kentucky Central Utility Plant Project,
Rev., 5.00%, 10/31/2041	2,250	2,472
Rev., 5.00%, 10/31/2042	3,860	4,220
Kentucky Housing Corp., Series C, Rev., GNMA/FNMA/FHLMC, 6.25%, 07/01/2056	5,000	5,677
Kentucky Public Energy Authority, Series C, Rev., 5.00%, 05/01/2036	2,500	2,634
Louisville/Jefferson County Metropolitan Government, Rev., 5.00%, 10/01/2028	2,600	2,715
University of Kentucky, Series A, Rev., 4.00%, 04/01/2037	3,665	3,638

		23,581

Louisiana — 1.2%
East Baton Rouge Parish Industrial Development Board, Inc., ExxonMobil Project, Series A, Rev., VRDO, 2.60%, 07/01/2026 (z)	15,000	15,000
Parish of St. John the Baptist, Marathon Oil Corp. Project, Rev., 3.00%, 06/01/2037 (w) (z)	4,000	4,008
State of Louisiana, Series A, GO, 5.00%, 05/01/2038	5,000	5,737

		24,745

SEE NOTES TO FINANCIAL STATEMENTS.

22	SIX CIRCLES TRUST	JUNE 30, 2026

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
Maine — 0.1%
Maine Municipal Bond Bank, Series A, Rev., 5.00%, 09/01/2027	2,500	2,572

Maryland — 1.5%
City of Baltimore, Series A, GO, 5.00%, 10/15/2033	1,520	1,561
City of Baltimore, Wastewater Project, Series A, Rev., 5.00%, 07/01/2041	2,325	2,333
Maryland State Transportation Authority, Rev., 4.00%, 07/01/2037	4,000	4,001
State of Maryland Department of Transportation, Rev., 4.00%, 10/01/2032	5,000	5,060
State of Maryland, Bidding Group 2 Series 1, GO, 5.00%, 06/01/2038	5,000	5,758
State of Maryland, Bidding Group 3, Series A, GO, 5.00%, 06/01/2039	6,500	7,277
State of Maryland, Bidding Group 2, Series A, GO, 5.00%, 08/01/2031	1,000	1,068
University System of Maryland, Series A, Rev., 4.00%, 04/01/2035	3,265	3,261

		30,319

Massachusetts — 4.9%
Commonwealth of Massachusetts, Series A, GO, 5.25%, 01/01/2033	5,000	5,318
Commonwealth of Massachusetts Transportation Fund Revenue, Rail Enhancement Project Commonwealth
Rev., 5.00%, 06/01/2038	8,995	9,305
Rev., 5.00%, 06/01/2039	5,000	5,165
Commonwealth of Massachusetts, Consolidated Loan, Series C, GO, 5.00%, 10/01/2035	4,330	4,832
Commonwealth of Massachusetts, Consolidated Loan of 2026 Series A, GO, 5.00%, 02/01/2034	2,500	2,863
Massachusetts Development Finance Agency, Boston University Series B2, Rev., 5.00%, 10/01/2042 (w) (z)	10,000	10,994
Massachusetts Development Finance Agency, Brandeis University Issue, Rev., 5.00%, 10/01/2031	12,965	14,194
Massachusetts Development Finance Agency, Caregroup, Series J2, Rev., 5.00%, 07/01/2043	7,565	7,705
Massachusetts Development Finance Agency, Children’s Hospital Issues, Rev., LOC: TD Bank NA, 2.60%, 03/01/2048 (z)	4,100	4,100
Massachusetts Development Finance Agency, College of The Holy Cross
Rev., 5.00%, 09/01/2042 (w)	1,500	1,683
Rev., 5.00%, 09/01/2043 (w)	1,500	1,675
Massachusetts Development Finance Agency, Northeastern University Series A, Rev., 5.00%, 10/01/2036	15,000	16,925

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)

Massachusetts — continued
Massachusetts Educational Financing Authority, Senior Issue M, Series B, Rev., AMT, 5.00%, 07/01/2026	4,000	4,000
Massachusetts Health & Educational Facilities Authority, Museum of Fine Arts Series A1, Rev., VRDO, 2.65%, 07/01/2026 (z)	2,800	2,800
Massachusetts Water Resources Authority, Sustainable Bonds, Series D, Rev., 5.00%, 08/01/2030	6,000	6,575

		98,134

Michigan — 1.1%
Great Lakes Water Authority Sewage Disposal System Revenue, Second Lien, Series B, Rev., 5.00%, 07/01/2034	8,500	9,662
Great Lakes Water Authority Water Supply System Revenue, Second Lien, Series D, Rev., 3.45%, 07/01/2056 (z)	2,500	2,531
Michigan Strategic Fund, Bedrock Detroit Transformation, Rev., Reg. S, 4.25%, 10/01/2036 (e)	3,915	3,967
Utica Community Schools/MI, School Building & Site
GO, Q-SBLF, 5.00%, 05/01/2032	2,300	2,436
GO, Q-SBLF, 5.00%, 05/01/2033	1,875	1,984
Wayne County Airport Authority, Series B, Rev., AMT, 5.00%, 12/01/2027	1,810	1,862

		22,442

Minnesota — 0.6%
City of Minneapolis, GO, 5.00%, 12/01/2033	2,000	2,142
Housing & Redevelopment Authority of The City of St Paul Minnesota, Healthpartners Obligation Group, Rev., 4.00%, 07/01/2035	2,500	2,500
Minnesota Agricultural & Economic Development Board, Fairview Health Services S, Rev., 5.00%, 11/15/2040	2,500	2,706
Minnesota Housing Finance Agency, Sustainability Bond, Series F, Rev., GNMA/FNMA/FHLMC, 6.25%, 01/01/2056	4,990	5,488

		12,836

Mississippi — 0.7%
Mississippi Business Finance Corp., Chevron USA, Inc., Series A, Rev., VRDO, 3.00%, 07/01/2026 (z)	13,500	13,500

Missouri — 1.1%
Health & Educational Facilities Authority of the State of Missouri, BJC Health System, Series A, Rev., 5.00%, 04/01/2036	7,730	8,825

SEE NOTES TO FINANCIAL STATEMENTS.

JUNE 30, 2026	SIX CIRCLES TRUST	23

Six Circles Tax Aware Intermediate Duration Fund *

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JUNE 30, 2026 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
Missouri — continued
Health & Educational Facilities Authority of the State of Missouri, System Health, Series A, Rev., 5.00%, 06/01/2033	1,500	1,642
Missouri Housing Development Commission, First Place Homeownership Loan, Rev., GNMA/FNMA/FHLMC, 6.00%, 05/01/2057 (w)	10,000	11,149

		21,616

Montana — 0.1%
Montana Facility Finance Authority, St. Johns United Project Temps 50S, Rev., 4.10%, 11/15/2031 (w)	2,000	2,008

Nevada — 1.3%
Clark County School District, Series A, GO, 5.00%, 06/15/2040	5,460	5,955
State of Nevada Highway Improvement Revenue, Rev., 4.00%, 12/01/2034	20,000	20,050

		26,005

New Hampshire — 0.4%
New Hampshire Business Finance Authority, Rev., 4.40%, 02/20/2043	6,996	6,887

New Jersey — 1.6%
Casino Reinvestment Development Authority, Inc.
Series A, Rev., 5.00%, 11/01/2026	1,000	1,006
Series A, Rev., 5.00%, 11/01/2027	1,400	1,440
Series B, Rev., 5.00%, 11/01/2026	500	503
Series B, Rev., 5.00%, 11/01/2027	520	535
Montclair State University, Inc.,
Series A, Rev., 5.00%, 07/01/2030	5,000	5,410
Series A, Rev., 5.00%, 07/01/2031	3,035	3,332
New Jersey Economic Development Authority, Repauno Port and Rail Terminal, Rev., AMT, Reg. S, 6.63%, 01/01/2045 (e)	5,000	5,299
New Jersey Higher Education Student Assistance Authority, Student Assistance Senior
Rev., AMT, 5.00%, 12/01/2033	1,475	1,612
Rev., AMT, 5.00%, 12/01/2034	1,475	1,616
Rev., AMT, 5.00%, 12/01/2035	1,300	1,427
State of New Jersey, GO, 5.00%, 06/01/2027	9,950	10,180

		32,360

New Mexico — 2.0%
New Mexico Finance Authority, Subordinate Lien
Series A, Rev., 5.00%, 06/15/2032	6,475	7,272
Series A, Rev., 5.00%, 06/15/2033	5,000	5,688
Series A, Rev., 5.00%, 06/15/2034	5,000	5,747

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)

New Mexico — continued
State of New Mexico Severance Tax Permanent Fund, Series A, Rev., 5.00%, 07/01/2036	20,000	21,677

		40,384

New York — 8.9%
Battery Park City Authority, Series D1, Rev., VRDO, 2.99%, 07/01/2026 (z)	5,200	5,200
City of New York, Series D4, GO, VRDO, LOC: TD Bank NA, 2.60%, 07/01/2026 (z)	1,800	1,800
City of New York, Fiscal 2025, Series G3, GO, VRDO, 2.60%, 07/01/2026 (z)	6,600	6,600
City of New York, Subseries F 1, GO, 5.00%, 08/01/2035	12,430	14,224
Empire State Development Corp., Series A, Rev., 5.00%, 03/15/2035	3,345	3,560
Hudson Yards Infrastructure Corp.
Series A, Rev., 5.00%, 02/15/2033	3,595	3,641
Series A, Rev., 5.00%, 02/15/2037	5,525	5,590
Long Island Power Authority, Rev., 5.00%, 09/01/2033	2,355	2,460
Metropolitan Transportation Authority, Transportation
Series E1, Rev., VRDO, LOC: Barclays Bank plc, 3.05%, 07/01/2026 (z)	8,400	8,400
Series E3, Rev., VRDO, LOC: Bank of America NA, 2.60%, 07/01/2026 (z)	10,000	10,000
New York City Municipal Water Finance Authority, Second General Resolution, Rev., VRDO, 2.60%, 07/01/2026 (z)	1,400	1,400
New York City Municipal Water Finance Authority, Second General Resolution Fiscal 2019, Rev., 2.65%, 06/15/2051 (z)	2,100	2,100
New York City Transitional Finance Authority, Rev., 5.00%, 11/01/2038	5,000	5,560
New York City Transitional Finance Authority Future Tax Secured Revenue
Rev., 5.00%, 11/01/2038	1,555	1,738
Series C2, Rev., 5.00%, 05/01/2038	1,685	1,737
New York City Transitional Finance Authority Future Tax Secured Revenue, Future Tax Secured, Series F1, Rev., 5.00%, 05/01/2030	3,400	3,464
New York City Transitional Finance Authority Future Tax Secured Revenue, Multi Modal Bonds Subordinated Sub-Series, Rev., 5.00%, 08/01/2036	1,300	1,349
New York City Transitional Finance Authority Future Tax Secured Revenue, Subordinate, Series A2, Rev., 5.00%, 05/01/2039	2,785	2,911
New York City Transitional Finance Authority Future Tax Secured Revenue, Subordinate Bond Fiscal 2026, Series G1, Rev., 5.00%, 11/01/2029	3,500	3,754

SEE NOTES TO FINANCIAL STATEMENTS.

24	SIX CIRCLES TRUST	JUNE 30, 2026

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
New York — continued
New York City Transitional Finance Authority Future Tax Secured Revenue, Subordinate Bond Fiscal 2026 Series I Rev., 5.00%, 11/01/2043	5,000	5,560
New York City Transitional Finance Authority Future Tax Secured Revenue, Subordinate Fiscal 2025, Series H, Rev., 5.00%, 11/01/2038	2,920	3,264
New York City Transitional Finance Authority Future Tax Secured Revenue, Subordinate Future Tax Series A1, Rev., 5.00%, 11/01/2036	2,000	2,253
New York State Dormitory Authority, New York University, Series A, Rev., 5.00%, 07/01/2034	5,055	5,376
New York State Dormitory Authority, School Districts Revenue Bond, Rev., 5.00%, 10/01/2031	5,000	5,544
New York State Housing Finance Agency, Sustainable Bond, Series D2, Rev., SONYMA, 3.15%, 05/01/2066 (z)	15,000	15,031
New York Transportation Development Corp., Delta Air Lines, Inc., LaGuardia, Rev., AMT, 5.00%, 10/01/2035	5,905	6,172
New York Transportation Development Corp., LaGuardia Airport Terminal B, Rev., AMT, 4.00%, 07/01/2037	1,870	1,870
Triborough Bridge & Tunnel Authority, Rev., BAN, 5.00%, 03/15/2027	10,000	10,175
Triborough Bridge & Tunnel Authority, Gen, Series B-4A-R, Rev., VRDO, LOC: TD Bank NA, 2.60%, 07/01/2026 (z)	16,000	16,000
Triborough Bridge & Tunnel Authority, MTA Bridges And Tunnels Series A2, Rev., 5.00%, 11/15/2035	5,000	5,836
Triborough Bridge & Tunnel Authority, Subordinated Bond, Series A, Rev., BAN, 5.00%, 02/01/2028	14,820	15,414

		177,983

North Carolina — 3.2%
City of Charlotte Water & Sewer System Revenue
Rev., 5.00%, 07/01/2033	8,750	10,011
Rev., 5.00%, 07/01/2034	8,000	9,253
County of Wake, Series A, GO, 5.00%, 04/01/2034	5,535	6,381
Cumberland County Industrial Facilities & Pollution Control Financing Authority, Rev., AMT, 3.13%, 12/01/2027 (z)	4,550	4,547
North Carolina Municipal Power Agency No. 1
Rev., 5.00%, 01/01/2029 (w)	20,015	21,120
Rev., 5.00%, 01/01/2031 (w)	6,000	6,540

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)

North Carolina — continued
The Charlotte-Mecklenburg Hospital Authority, Atrium Health, Rev., VRDO, LOC: Royal Bank of Canada, 2.85%, 07/01/2026 (z)	5,400	5,400

		63,252

Ohio — 2.3%
Buckeye Tobacco Settlement Financing Authority, Series B2, Rev., 5.00%, 06/01/2055	1,500	1,174
County of Franklin, Hospital Facilities, OhioHealth Obligated Group, Series C, Rev., VRDO, 2.70%, 07/07/2026 (z)	10,000	10,000
Miami University/Oxford, Series A, Rev., 5.00%, 09/01/2039	5,000	5,651
Ohio Air Quality Development Authority, Duke Energy Corp. Project, Rev., 4.00%, 09/01/2030 (z)	425	428
Ohio Air Quality Development Authority, Ohio Valley Electric Corporation, Rev., 3.88%, 01/01/2036	4,600	4,620
Ohio State University (The), Rev., 5.00%, 06/01/2035	5,000	5,783
Ohio Water Development Authority, Series A, Rev., 5.00%, 12/01/2042 (w)	6,000	6,747
Ohio Water Development Authority Water Pollution Control Loan Fund, Series C, Rev., VRDO, LIQ: TD Bank NA, 2.60%, 07/01/2026 (z)	3,100	3,100
State of Ohio, Major New State Infrastructure, Rev., 5.00%, 12/15/2033	7,415	8,479

		45,982

Oklahoma — 0.7%
Cleveland County Educational Facilities Authority, Moore Public Schools Project, Rev., 4.00%, 06/01/2030	5,900	6,126
Oklahoma City Public Property Authority
Rev., 5.00%, 06/01/2031	2,500	2,758
Rev., 5.00%, 06/01/2032	5,000	5,580

		14,464

Oregon — 1.0%
Oregon City School District No. 62, Series B, GO, SCH BD GTY, 5.00%, 06/15/2043	2,125	2,187
Oregon State Lottery, Series A, Rev., 5.00%, 04/01/2028	3,750	3,917
Oregon State University, Rev., 5.00%, 04/01/2036	4,000	4,643
Salem-Keizer School District No. 24J
GO, SCH BD GTY, 5.00%, 06/15/2034	1,000	1,042
GO, SCH BD GTY, 5.00%, 06/15/2035	2,380	2,475

SEE NOTES TO FINANCIAL STATEMENTS.

JUNE 30, 2026	SIX CIRCLES TRUST	25

Six Circles Tax Aware Intermediate Duration Fund *

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JUNE 30, 2026 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
Oregon — continued
Washington & Multnomah Counties School District No. 48J Beaverton, Conv, Series D, GO, SCH BD GTY, 5.00%, 06/15/2035	5,000	5,097

		19,361

Pennsylvania — 4.9%
City of Philadelphia PA Airport Revenue
Series B, Rev., AMT, 5.00%, 07/01/2027	1,000	1,022
Series B, Rev., AMT, 5.00%, 07/01/2028	860	895
Commonwealth of Pennsylvania, GO, 5.00%, 04/01/2028	6,000	6,270
Commonwealth of Pennsylvania, Bidding Group A Series 1, GO, 5.00%, 09/01/2029	13,500	14,507
County of Lehigh, St. Luke’s University Health, Rev., 5.00%, 08/15/2036	8,500	9,592
Northampton County General Purpose Authority, St. Luke’s University Health Network, Rev., 5.00%, 08/15/2026	5,000	5,011
Pennsylvania Higher Education Assistance Agency,
Series 1A, Rev., AMT, 5.00%, 06/01/2033	2,500	2,688
Series 1A, Rev., AMT, 5.00%, 06/01/2034	4,500	4,846
Pennsylvania Turnpike Commission, Subordinate Bond , Series 1, Rev., 5.00%, 06/01/2029	7,500	7,987
Pennsylvania Turnpike Commission, Subordinate Bonds
Series 2, Rev., 5.00%, 06/01/2032 (w)	10,155	11,304
Series 2, Rev., 5.00%, 06/01/2039 (w)	9,325	10,498
Pennsylvania Turnpike Commission, Subordinate Bonds
Series 1, Rev., 5.00%, 12/01/2035	5,000	5,577
Series 1, Rev., 5.00%, 12/01/2043	7,980	8,687
Philadelphia Authority for Industrial Development, Series A, Rev., 5.00%, 12/01/2027	1,750	1,806
Philadelphia Gas Works Co, 1998 Gen Ordinance Fifteen, Rev., 5.00%, 08/01/2037	2,000	2,033
Pittsburgh Water & Sewer Authority, Series B, Rev., 4.00%, 09/01/2034	2,000	2,044
School District of Philadelphia (The), Series A, GO, 5.00%, 09/01/2030	3,000	3,254

		98,021

Puerto Rico — 1.2%
Commonwealth of Puerto Rico, Restructured, Series A1, GO, 4.00%, 07/01/2037	5,000	5,017
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, Restructured
Series A1, Rev., Zero Coupon, 07/01/2046	7,000	2,603
Series A1, Rev., Zero Coupon, 07/01/2051	14,329	3,893

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)

Puerto Rico — continued
Puerto Rico Sales Tax Financing Corp., Sales Tax Revenue, Restructured, Series A2, Rev., 4.33%, 07/01/2040	11,500	11,502

		23,015

Rhode Island — 0.3%
Rhode Island Student Loan Authority, Senior
Series A, Rev., AMT, 5.00%, 12/01/2032	1,500	1,619
Series A, Rev., AMT, 5.00%, 12/01/2033	3,600	3,905

		5,524

South Carolina — 0.9%
Lexington County School District No. 2, Series C, GO, SCSDE, 4.00%, 03/01/2040	4,000	4,002
Medical University Hospital Authority, Nexton Project
Rev., FHA, 5.00%, 05/15/2029	875	926
Rev., FHA, 5.00%, 11/15/2030	830	900
South Carolina Jobs-Economic Development Authority, Novant Health Obligated Group, Rev., 5.25%, 11/01/2040	6,500	7,214
South Carolina Public Service Authority, Series A, Rev., 4.00%, 12/01/2033	5,000	5,173

		18,215

Tennessee — 1.7%
Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board, Vanderbilt University Medical Center, Rev., 5.00%, 07/01/2032	8,330	9,167
Metropolitan Government of Nashville & Davidson County, Series D, GO, 5.00%, 01/01/2034	10,000	11,447
Rutherford County Health & Educational Facilities Board, Rev., 5.00%, 11/15/2048 (z)	5,000	5,388
Shelby County Health Educational & Housing Facilities Board, Baptist Memorial Health Care Series A, Rev., 5.00%, 09/01/2032	7,500	8,220

		34,222

Texas — 11.5%
City of Austin Airport System Revenue
Rev., AMT, 5.00%, 11/15/2027	1,425	1,465
Rev., AMT, 5.00%, 11/15/2040	5,685	6,212
Series B, Rev., AMT, 5.00%, 11/15/2035	2,000	2,251
Series B, Rev., AMT, 5.00%, 11/15/2036	1,000	1,118
Series B, Rev., AMT, 5.00%, 11/15/2038	2,000	2,208
City of Corpus Christi
GO, 5.00%, 03/01/2042 (w)	1,475	1,604
GO, 5.00%, 03/01/2043 (w)	1,290	1,395
GO, 5.00%, 03/01/2044 (w)	1,500	1,609
GO, 5.00%, 03/01/2045 (w)	1,400	1,492
GO, 5.00%, 03/01/2046 (w)	1,325	1,398

SEE NOTES TO FINANCIAL STATEMENTS.

26	SIX CIRCLES TRUST	JUNE 30, 2026

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
Texas — continued
City of Dallas Waterworks & Sewer System Revenue, Rev., 4.00%, 10/01/2035	3,000	3,010
City of Houston Airport System Revenue
Series C, Rev., AMT, 5.00%, 07/01/2031	1,500	1,554
Series C, Rev., AMT, 5.00%, 07/01/2032	1,225	1,267
City of Houston Airport System Revenue, United Airlines, Inc. Ground, Rev., AMT, 5.50%, 07/15/2036	6,000	6,511
City of Houston Combined Utility System Revenue
Series C, Rev., 4.00%, 11/15/2036	3,515	3,560
Series C, Rev., 4.00%, 11/15/2037	4,205	4,218
City of Princeton, Eastridge Public Improvement District Improvement Area, Special Assessment, 5.20%, 09/01/2046 (e) (w)	250	252
City of San Antonio Electric & Gas Systems Revenue, Rev., 4.00%, 02/01/2038	7,605	7,538
Clifton Higher Education Finance Corp., Rev., PSF-GTD, 5.00%, 02/15/2028	1,150	1,189
Clifton Higher Education Finance Corp., International Leadership of Texas, Inc., Rev., PSF-GTD, 5.00%, 08/15/2026	1,000	1,002
Conroe Independent School District, GO, PSF-GTD, 4.00%, 02/15/2037	3,000	3,016
County of Harris Toll Road Revenue, Senior Lien, Series A, Rev., 5.00%, 08/15/2043	2,500	2,555
Dallas Fort Worth International Airport
Series A1, Rev., AMT, 5.00%, 11/01/2027	7,000	7,194
Series A1, Rev., AMT, 5.00%, 11/01/2035	3,090	3,413
Series A1, Rev., AMT, 5.25%, 11/01/2037	5,800	6,466
Series A1, Rev., AMT, 5.25%, 11/01/2039	2,100	2,319
Series A1, Rev., AMT, 5.25%, 11/01/2040	3,000	3,296
Series A2, Rev., AMT, 5.00%, 11/01/2050 (z)	2,575	2,806
Fort Bend Independent School District
Series A, GO, PSF-GTD, 5.00%, 08/15/2042	5,000	5,582
Series B, GO, PSF-GTD, 3.13%, 08/01/2056 (z)	5,000	5,023
Frisco Independent School District, GO, PSF-GTD, 4.00%, 08/15/2042	5,000	4,928
Grand Parkway Transportation Corp., Subordinated Tier Tela Supported, Series A, Rev., 5.00%, 10/01/2043	10,000	10,249
Grand Prairie Independent School District, Series A, GO, PSF-GTD, 5.00%, 02/15/2035 (w)	1,500	1,715

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)

Texas — continued
Harris County Cultural Education Facilities Finance Corp., Teco Project, Rev., 5.00%, 11/15/2031	1,190	1,222
Harris County Cultural Education Facilities Finance Corp., Texas Children’s Hospital, Rev., 5.00%, 10/01/2051 (z)	2,250	2,452
Harris County Hospital District, GO, 5.00%, 02/15/2028	1,700	1,767
Lancaster Independent School District/TX, School Building, GO, PSF-GTD, 5.00%, 02/15/2042	1,000	1,009
Mesquite Independent School District, School Building, Series B, GO, PSF-GTD, 5.00%, 08/15/2042	1,000	1,002
Midland Independent School District, GO, PSF-GTD, 5.00%, 02/15/2034	3,985	4,460
Midlothian Independent School District, Series B, GO, PSF-GTD, 4.00%, 02/15/2035	2,450	2,507
Mission Economic Development Corp., Sustainable Bond, Graphic Packaging International, LLC, Rev., AMT, 5.00%, 12/01/2064 (z)	2,500	2,593
North Texas Tollway Authority, First Tier, Series A, Rev., 4.00%, 01/01/2037	3,500	3,527
North Texas Tollway Authority, Second Tier Bond Subordinate, Rev., 5.00%, 01/01/2028	2,885	2,986
Northwest Independent School District
GO, PSF-GTD, 5.00%, 02/15/2032 (w)	4,780	5,316
GO, PSF-GTD, 5.00%, 02/15/2033 (w)	5,465	6,147
Permanent University Fund—Texas A&M University System, Series A, Rev., 5.00%, 07/01/2043 (w)	4,000	4,452
San Antonio Independent School District/TX
GO, PSF-GTD, 5.00%, 08/15/2037	3,600	4,084
GO, PSF-GTD, 5.00%, 08/15/2038	3,600	4,061
San Antonio Water System, Ordinate Bonds, Series D, Rev., VRDO, 2.60%, 07/01/2026 (z)	2,300	2,300
State of Texas, GO, 5.00%, 10/01/2032	3,555	3,993
Tarrant County Cultural Education Facilities Finance Corp., Cook Children’s Medical Center, Rev., 5.00%, 12/01/2044	7,450	8,062
Texas Municipal Gas Acquisition & Supply Corp. V, Rev., 5.00%, 04/01/2036	10,520	11,127
Texas State University System
Series A, Rev., 5.00%, 03/15/2032	10,000	11,125
Series A, Rev., 5.00%, 03/15/2033	2,500	2,816
Series A, Rev., 5.00%, 03/15/2045	2,000	2,172
Texas Transportation Commission, GO, 5.00%, 04/01/2034	10,000	11,431
Texas Transportation Finance Corp., Rev., 5.00%, 10/01/2042	5,000	5,517
Texas Water Development Board, State Revolving Fund, Rev., 5.00%, 08/01/2032	3,050	3,246

SEE NOTES TO FINANCIAL STATEMENTS.

JUNE 30, 2026	SIX CIRCLES TRUST	27

Six Circles Tax Aware Intermediate Duration Fund *

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JUNE 30, 2026 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
Texas — continued
Texas Water Development Board, State Water Implementation Fund
Series A, Rev., 4.00%, 04/15/2038	2,000	2,007
Series A, Rev., 5.00%, 04/15/2032	5,280	5,646
Series A, Rev., 5.00%, 10/15/2040	2,045	2,047

		228,489

Utah — 2.1%
City of Salt Lake City Airport Revenue, Series A, Rev., AMT, 5.00%, 07/01/2042	4,220	4,262
Resort Core Public Infrastructure District No. 1, Senior Bonds, Series A1, GO, 5.00%, 03/01/2041	4,500	4,588
University of Utah (The), Series A, Rev., 5.00%, 08/01/2034	13,940	16,010
Utah City West Public Infrastructure District No. 1, Utah City West Assessment Area, Special Assessment, Reg. S, 5.00%, 12/01/2041 (e)	2,550	2,602
Utah Housing Corp., Flats at Folsom, Rev., 3.05%, 07/01/2044 (z)	3,850	3,854
Utah Municipal Power Agency, Power Supply System
Series A, Rev., 5.00%, 07/01/2031	1,100	1,212
Series A, Rev., 5.00%, 07/01/2032	1,750	1,951
Series A, Rev., 5.00%, 07/01/2034	2,270	2,581
Series A, Rev., 5.00%, 07/01/2035	2,000	2,289
Series A, Rev., 5.00%, 07/01/2036	1,250	1,441

		40,790

Virginia — 1.3%
City of Richmond Public Utility Revenue, Series B, Rev., 5.00%, 01/15/2030	5,000	5,408
Lynchburg Economic Development Authority, Centra Health Obligated Group
Rev., 5.00%, 01/01/2036	5,000	5,606
Rev., 5.00%, 01/01/2042	1,730	1,870
Rev., 5.00%, 01/01/2043	3,500	3,768
Richmond Redevelopment & Housing Authority, Joyfield at German School, Rev., 3.05%, 12/01/2055 (z)	2,750	2,759
Virginia Small Business Financing Authority, Lifespire of Virginia, Rev., 3.10%, 12/01/2030	2,000	2,002
Virginia Small Business Financing Authority, Lifespire of Virginia Series A, Rev., 5.00%, 12/01/2037	4,135	4,510
Winchester Economic Development Authority, Valley Health System, Series A, Rev., 5.00%, 01/01/2027	800	809

		26,732

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)

Washington — 5.7%
Auburn School District No. 408 of King & Pierce Counties, GO, SCH BD GTY, 4.00%, 12/01/2030	6,325	6,438
City of Seattle Drainage & Wastewater Revenue, Rev., 4.00%, 07/01/2038	6,995	6,937
County of King Sewer Revenue, Junior Lien, Rev., VRDO, 3.00%, 07/01/2026 (z)	12,300	12,300
Energy Northwest, Columbia Generating Station
Rev., 5.00%, 07/01/2037	3,235	3,464
Rev., 5.00%, 07/01/2041	5,020	5,646
Energy Northwest, Project 1, Series A, Rev., 5.00%, 07/01/2036	7,500	8,732
King County School District No. 414 Lake Washington
GO, 5.00%, 12/01/2028	12,575	13,274
GO, 5.00%, 12/01/2029	3,500	3,757
Kitsap County School District No. 401 Central Kitsap
GO, SCH BD GTY, 4.00%, 12/01/2028	1,750	1,808
GO, SCH BD GTY, 4.00%, 12/01/2029	3,000	3,125
State of Washington, Bidding Group 1, Series A, GO, 5.00%, 08/01/2035	7,700	8,444
State of Washington, Bidding Group 2
Series 2025A, GO, 5.00%, 08/01/2043	14,615	16,000
Series E, GO, 5.00%, 08/01/2048	2,500	2,686
Series RC, GO, 5.00%, 08/01/2037	5,000	5,756
University of Washington, Series B, Rev., 5.00%, 07/01/2041	7,265	7,968
Washington State Housing Finance Commission, Heron’s Key Phase II Project Te, Rev., 2.85%, 07/01/2030	6,135	6,140

		112,475

West Virginia — 1.3%
State of West Virginia, State Road Bonds Bidding Group 2
Series A, GO, 5.00%, 12/01/2042	10,000	10,439
Series A, GO, 5.00%, 06/01/2044	3,605	3,747
West Virginia Economic Development Authority, Series A, Rev., 5.00%, 07/01/2032	2,065	2,152
West Virginia Economic Development Authority, Core Natural Resources, Rev., AMT, 5.45%, 01/01/2055 (e) (z)	2,500	2,728
West Virginia Economic Development Authority, Kentucky Power Co. Mitchell, Rev., AMT, 3.75%, 04/01/2036 (z)	7,250	7,270

		26,336

Wisconsin — 1.0%
Public Finance Authority
Rev., 5.00%, 11/15/2026	275	277
Rev., 5.00%, 11/15/2027	285	292
Rev., 5.00%, 06/01/2028	1,000	1,039

SEE NOTES TO FINANCIAL STATEMENTS.

28	SIX CIRCLES TRUST	JUNE 30, 2026

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)			VALUE($)
Municipal Bonds — continued
Wisconsin — continued
Public Finance Authority, Duke Energy Progress, Rev., 3.70%, 10/01/2046 (z)		5,000		5,145
Public Finance Authority, Slam Academy of Nevada Project
Rev., Reg. S, 5.00%, 07/15/2036 (e)		1,165		1,197
Rev., Reg. S, 5.00%, 07/15/2046 (e)		850		839
Wisconsin Department of Transportation, Series A, Rev., 5.00%, 07/01/2037		10,000		11,635

				20,424

Total Municipal Bonds (Cost $1,964,438)				1,973,460

U.S. Treasury Obligation — 1.7%
Sovereign — 1.7%
U.S. Treasury Note, 4.00%, 05/31/2028
(Cost $33,920)		34,000		33,910

Short-Term Investments — 6.6%
Municipal Bond — 0.0% (g) (t)
City of Austin Airport System Revenue, Rev., AMT, 5.00%, 11/15/2026		900		906

Time Deposits — 0.0% (g)
Australia & New Zealand Banking Group Ltd., 2.94%, 07/01/2026	AUD	1		1
Citibank NA, 1.13%, 07/01/2026	EUR	—	(h)	—	(h)
2.67%, 07/01/2026	GBP	1		1
2.97%, 07/01/2026		299		299
Royal Bank of Canada, 1.02%, 07/02/2026	CAD	—	(h)	—	(h)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)			VALUE($)

Time Deposits — continued
Skandinaviska Enskilda Banken AB, 2.97%, 07/01/2026		397		397
Sumitomo Mitsui Banking Corp., 0.24%, 07/01/2026	JPY	—	(h)	—	(h)
2.97%, 07/01/2026		277		277

Total Time Deposits				975

U.S. Treasury Obligations — 6.6%
U.S. Treasury Bills, 3.61%, 08/20/2026 (n)		6,300		6,268
3.62%, 08/27/2026 (n)		16,500		16,404
3.62%, 08/13/2026 (n)		700		697
3.64%, 07/28/2026 (n)		3,500		3,490
3.65%, 09/22/2026 (n)		3,500		3,471
3.65%, 09/10/2026 (n)		4,600		4,567
3.66%, 09/03/2026 (n)		60,100		59,710
3.68%, 08/18/2026 (n)		4,200		4,180
3.70%, 09/24/2026 (n)		30,000		29,740

Total U.S. Treasury Obligations				128,527

Total Short-Term Investments (Cost $130,414)				130,408

Total Investments — 107.4% (Cost — $2,128,772)				2,137,778

Liabilities in Excess of Other Assets — (7.4)%				(146,552)

NET ASSETS — 100.0%				$1,991,226

Percentages indicated are based on net assets.

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JUNE 30, 2026

AMT	— Alternative Minimum Tax
BAM	— Insured by Build America Mutual
BAN	— Bond Anticipation Note
COP	— Certificate of Participation
FHA	— Federal Housing Administration
FHLMC	— Federal Home Loan Mortgage Corp.
FNMA	— Federal National Mortgage Association
GNMA	— Government National Mortgage Association
GO	— General Obligation
GTD	— Guaranteed
GTY	— Guaranty
LIQ	— Liquidity Agreement
LOC	— Letter of Credit
PSF	— Permanent School Fund
Reg. S

—  Security was purchased pursuant to Regulation S under the Securities Act of 1933, as amended (the “Securities Act”), which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act, or pursuant to an exemption from registration.

Q-SBLF	— Qualified School Bond Loan Fund
Rev.	— Revenue
SCH BD	— School Bond
SCSDE	— South Carolina School District Enhancement

SONYMA	— State of New York Mortgage Agency
VRDO	— Variable Rate Demand Obligation. The interest rate shown is the rate in effect as of June 30, 2026.
*	— Formerly Six Circles Tax Aware Ultra Short Duration Fund, which changed its name, investment objective and main investment strategy effective May 1, 2026.
(e)	— Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended.
(g)	— Amount rounds to less than 0.05%.
(h)	— Amount rounds to less than 500 shares/principal or $500.
(n)	— The rate shown is the effective yield as of June 30, 2026.
(p)	— Security is prerefunded or escrowed to maturity.
(t)	— The date shown represents the earliest of the next put date, next demand date or final maturity date.
(w)	— All or a portion of the security is a when-issued security, delayed delivery security, or forward commitment.
(z)

—  Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of June 30, 2026.

AUD	— Australian Dollar
CAD	— Canadian Dollar
EUR	— Euro
GBP	— British Pound
JPY	— Japanese Yen

SEE NOTES TO FINANCIAL STATEMENTS.

JUNE 30, 2026	SIX CIRCLES TRUST	29

Six Circles U.S. Unconstrained Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JUNE 30, 2026 (Unaudited)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	SHARES	VALUE($)
Common Stocks — 99.6%
Basic Materials — 0.4%
Chemicals — 0.3%
Air Products & Chemicals, Inc.	30	8,834
CF Industries Holdings, Inc.	8	834
Dow, Inc.	115	3,142
DuPont de Nemours, Inc.	8	1,106
Ecolab, Inc.	41	11,305
International Flavors & Fragrances, Inc.	22	1,767
Linde plc	79	41,141
LyondellBasell Industries NV, Class A	35	1,857
PPG Industries, Inc.	30	3,581
Qnity Electronics, Inc.	97	15,807
RPM International, Inc.	3	338
Sherwin-Williams Co. (The)	39	13,479

		103,191

Forest Products & Paper — 0.0% (g)
International Paper Co.	79	2,999

Iron/Steel — 0.0% (g)
Nucor Corp.	34	7,662
Reliance, Inc.	8	2,822
Steel Dynamics, Inc.	20	4,601

		15,085

Mining — 0.1%
Coeur Mining, Inc.	145	2,365
Freeport-McMoRan, Inc.	234	14,723
Newmont Corp.	175	16,316

		33,404

Total Basic Materials		154,679

Communications — 18.2%
Advertising — 0.0% (g)
Omnicom Group, Inc.	12	903

Internet — 15.3%
Airbnb, Inc., Class A (a)	227	32,462
Alphabet, Inc., Class A	3,248	1,160,826
Alphabet, Inc., Class C	2,255	796,871
Amazon.com, Inc. (a)	7,105	1,693,500
AppLovin Corp., Class A (a)	131	67,528
Booking Holdings, Inc.	1,644	293,082
CDW Corp.	57	8,001
DoorDash, Inc., Class A (a)	18	3,340
eBay, Inc.	12	1,320
Expedia Group, Inc.	62	15,986
F5, Inc. (a)	22	9,358
Gen Digital, Inc.	296	7,358
MercadoLibre, Inc., (Uruguay) (a)	2	3,972
Meta Platforms, Inc., Class A	1,147	646,280
Netflix, Inc. (a)	7,234	516,541
Palo Alto Networks, Inc. (a)	466	158,981
Reddit, Inc., Class A (a)	53	9,180
Robinhood Markets, Inc., Class A (a)	235	23,585
Uber Technologies, Inc. (a)	318	22,974

SECURITY DESCRIPTION	SHARES	VALUE($)

Internet — continued
VeriSign, Inc.	29	7,270

		5,478,415

Media — 0.6%
Charter Communications, Inc., Class A (a)	2	336
Comcast Corp., Class A	90	2,203
EchoStar Corp., Class A (a)	4	361
Fox Corp., Class B	13	597
News Corp., Class A	25	621
Space Exploration Technologies Corp., Class A (a)	1,080	184,549
Walt Disney Co. (The)	95	9,110
Warner Bros Discovery, Inc. (a)	119	3,176

		200,953

Telecommunications — 2.3%
Arista Networks, Inc. (a)	475	80,649
AT&T, Inc.	264	5,463
Ciena Corp. (a)	60	29,654
Cisco Systems, Inc.	4,926	578,567
Corning, Inc.	353	90,078
Motorola Solutions, Inc.	77	31,838
T-Mobile US, Inc.	29	4,803
Verizon Communications, Inc.	172	7,295

		828,347

Total Communications		6,508,618

Consumer Cyclical — 5.8%
Airlines — 0.0% (g)
Delta Air Lines, Inc.	27	2,520
United Airlines Holdings, Inc. (a)	2	319

		2,839

Apparel — 0.0% (g)
Deckers Outdoor Corp. (a)	3	267
NIKE, Inc., Class B	61	2,511
Tapestry, Inc.	5	779

		3,557

Auto Manufacturers — 1.0%
Cummins, Inc.	25	17,998
Ford Motor Co.	696	9,677
General Motors Co.	174	13,384
PACCAR, Inc.	105	12,616
Rivian Automotive, Inc., Class A (a)	153	2,650
Tesla, Inc. (a)	688	289,461

		345,786

Auto Parts & Equipment — 0.0% (g)
Aptiv plc, (Ireland) (a)	5	332

Distribution/Wholesale — 0.1%
Copart, Inc. (a)	108	3,046
Fastenal Co.	178	8,553
Watsco, Inc.	3	1,061

SEE NOTES TO FINANCIAL STATEMENTS.

30	SIX CIRCLES TRUST	JUNE 30, 2026

SECURITY DESCRIPTION	SHARES		VALUE($)
Common Stocks — continued
Distribution/Wholesale — continued
WW Grainger, Inc.	8		11,187

			23,847

Entertainment — 0.0% (g)
Flutter Entertainment plc (a)	4		418
Liberty Media Corp-Liberty Formula One, Class C (a)	9		832
Live Nation Entertainment, Inc. (a)	13		2,404

			3,654

Home Builders — 0.0% (g)
DR Horton, Inc.	7		1,175
Lennar Corp., Class A	8		688
NVR, Inc. (a)	—	(h)	259
PulteGroup, Inc.	4		543

			2,665

Leisure Time — 0.2%
Carnival Corp. Ltd.	731		20,876
Norwegian Cruise Line Holdings Ltd. (a)	213		4,495
Royal Caribbean Cruises Ltd.	138		43,713

			69,084

Lodging — 0.3%
Hilton Worldwide Holdings, Inc.	134		44,386
Hyatt Hotels Corp., Class A	3		656
Las Vegas Sands Corp.	8		348
Marriott International, Inc., Class A	126		46,612

			92,002

Retail — 4.2%
AutoZone, Inc. (a)	1		2,189
Best Buy Co., Inc.	6		471
Burlington Stores, Inc. (a)	2		526
Carvana Co., Class A (a)	19		1,225
Casey’s General Stores, Inc.	—	(h)	148
Chipotle Mexican Grill, Inc., Class A (a)	35		1,179
Costco Wholesale Corp.	20		18,550
Darden Restaurants, Inc.	3		597
Dick’s Sporting Goods, Inc.	2		412
Dollar General Corp.	6		690
Dollar Tree, Inc. (a)	5		629
Domino’s Pizza, Inc.	—	(h)	60
Ferguson Enterprises, Inc.	35		8,345
Genuine Parts Co.	3		390
Home Depot, Inc. (The)	486		171,465
Lowe’s Cos., Inc.	26		5,652
Lululemon Athletica, Inc., (Canada) (a)	3		310
McDonald’s Corp.	415		112,299
O’Reilly Automotive, Inc. (a)	38		3,539
Ross Stores, Inc.	3		676
Starbucks Corp.	57		5,780
Target Corp.	5		700
TJX Cos., Inc. (The)	510		77,194
Tractor Supply Co.	13		421

SECURITY DESCRIPTION	SHARES	VALUE($)

Retail — continued
Ulta Beauty, Inc. (a)	1	447
Walmart, Inc.	9,730	1,102,013
Williams-Sonoma, Inc.	3	730
Yum! Brands, Inc.	2	327

		1,516,964

Total Consumer Cyclical		2,060,730

Consumer Non-cyclical — 12.6%
Agriculture — 0.4%
Altria Group, Inc.	23	1,677
Archer-Daniels-Midland Co.	13	956
Bunge Global SA	5	549
Philip Morris International, Inc.	796	143,931

		147,113

Beverages — 1.3%
Coca-Cola Co. (The)	4,540	368,982
Constellation Brands, Inc., Class A	23	3,154
Keurig Dr Pepper, Inc.	280	9,154
Monster Beverage Corp. (a)	167	16,076
PepsiCo., Inc.	355	48,010

		445,376

Biotechnology — 0.8%
Alnylam Pharmaceuticals, Inc. (a)	50	14,959
Amgen, Inc.	211	76,278
Biogen, Inc. (a)	53	11,402
Corteva, Inc.	102	8,619
Gilead Sciences, Inc.	467	59,032
Illumina, Inc. (a)	74	12,965
Incyte Corp. (a)	61	6,867
Insmed, Inc. (a)	76	8,066
Regeneron Pharmaceuticals, Inc.	40	24,726
Revolution Medicines, Inc. (a)	63	11,729
Royalty Pharma plc, Class A	9	500
United Therapeutics Corp. (a)	12	6,497
Vertex Pharmaceuticals, Inc. (a)	96	47,788

		289,428

Commercial Services — 0.5%
Affirm Holdings, Inc., Class A (a)	90	7,312
Automatic Data Processing, Inc.	65	14,545
Block, Inc., Class A (a)	159	12,109
Cintas Corp.	67	11,432
Corpay, Inc. (a)	20	6,763
Equifax, Inc.	18	2,832
Global Payments, Inc.	81	5,853
Moody’s Corp.	51	23,043
PayPal Holdings, Inc.	256	11,054
Quanta Services, Inc.	27	19,416
Rollins, Inc.	24	1,014
S&P Global, Inc.	103	42,016
Toast, Inc., Class A (a)	110	3,055
TransUnion	16	1,143

SEE NOTES TO FINANCIAL STATEMENTS.

JUNE 30, 2026	SIX CIRCLES TRUST	31

Six Circles U.S. Unconstrained Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JUNE 30, 2026 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	SHARES	VALUE($)
Common Stocks — continued
Commercial Services — continued
United Rentals, Inc.	11	12,568
Verisk Analytics, Inc., Class A	17	3,112

		177,267

Cosmetics/Personal Care — 0.5%
Colgate-Palmolive Co.	50	4,585
Estee Lauder Cos., Inc. (The), Class A	6	478
Kenvue, Inc.	53	1,012
Procter & Gamble Co. (The)	1,152	168,943

		175,018

Food — 0.0% (g)
General Mills, Inc.	17	596
Hershey Co. (The)	1	248
Kraft Heinz Co. (The)	39	918
Kroger Co. (The)	22	1,210
McCormick & Co., Inc.	4	209
Mondelez International, Inc., Class A	71	4,108
Sysco Corp.	16	1,312
Tyson Foods, Inc., Class A	10	595

		9,196

Healthcare — Products — 3.4%
Abbott Laboratories	82	7,429
Agilent Technologies, Inc.	137	18,141
Boston Scientific Corp. (a)	63	2,673
Cooper Cos., Inc. (The) (a)	4	252
Danaher Corp.	2,395	456,227
Edwards Lifesciences Corp. (a)	18	1,645
GE HealthCare Technologies, Inc.	11	730
IDEXX Laboratories, Inc. (a)	2	1,142
Insulet Corp. (a)	2	277
Intuitive Surgical, Inc. (a)	232	92,310
Medtronic plc, (Ireland)	45	3,515
Natera, Inc. (a)	46	12,580
ResMed, Inc.	3	676
STERIS plc	3	537
Stryker Corp.	294	92,567
Thermo Fisher Scientific, Inc.	983	492,746
Waters Corp. (a)	49	18,497
West Pharmaceutical Services, Inc.	34	12,191
Zimmer Biomet Holdings, Inc.	5	448

		1,214,583

Healthcare — Services — 0.6%
Centene Corp. (a)	14	876
Cigna Group (The)	5	1,458
Elevance Health, Inc.	6	2,334
HCA Healthcare, Inc.	10	4,058
Humana, Inc.	3	1,327
IQVIA Holdings, Inc. (a)	86	16,632
Labcorp Holdings, Inc.	2	583
Quest Diagnostics, Inc.	3	581
UnitedHealth Group, Inc.	462	191,911

		219,760

SECURITY DESCRIPTION	SHARES	VALUE($)

Household Products/Wares — 0.0% (g)
Avery Dennison Corp.	11	1,742
Church & Dwight Co., Inc.	4	427
Clorox Co. (The)	1	137
Kimberly-Clark Corp.	8	906

		3,212

Pharmaceuticals — 5.1%
AbbVie, Inc.	676	170,034
Becton Dickinson & Co.	6	868
Bristol-Myers Squibb Co.	778	44,840
Cardinal Health, Inc.	14	3,372
Cencora, Inc.	16	4,405
CVS Health Corp.	3,661	378,779
Dexcom, Inc. (a)	9	626
Eli Lilly & Co.	628	753,481
Johnson & Johnson	958	243,406
McKesson Corp.	7	5,646
Merck & Co., Inc.	990	127,239
Neurocrine Biosciences, Inc. (a)	36	6,044
Pfizer, Inc.	2,214	53,315
Viatris, Inc.	331	5,252
Zoetis, Inc., Class A	150	10,767

		1,808,074

Total Consumer Non-cyclical		4,489,027

Energy — 3.6%
Energy — Alternate Sources — 0.0% (g)
First Solar, Inc. (a)	51	12,069

Oil & Gas — 2.7%
Chevron Corp.	1,212	200,904
ConocoPhillips	821	85,381
Devon Energy Corp.	673	27,793
Diamondback Energy, Inc.	126	22,062
EOG Resources, Inc.	355	46,077
EQT Corp.	369	19,609
Expand Energy Corp.	148	13,517
Exxon Mobil Corp.	2,737	374,226
Marathon Petroleum Corp.	189	48,198
Occidental Petroleum Corp.	475	23,058
Phillips 66	255	43,089
Texas Pacific Land Corp.	38	16,653
Valero Energy Corp.	188	48,968

		969,535

Oil & Gas Services — 0.3%
Baker Hughes Co., Class A	650	36,055
Halliburton Co.	552	18,737
SLB Ltd.	1,001	46,540
TechnipFMC plc, (United Kingdom)	231	15,305

		116,637

Pipelines — 0.6%
Cheniere Energy, Inc.	130	31,026
Kinder Morgan, Inc.	1,156	36,961

SEE NOTES TO FINANCIAL STATEMENTS.

32	SIX CIRCLES TRUST	JUNE 30, 2026

SECURITY DESCRIPTION	SHARES	VALUE($)
Common Stocks — continued
Pipelines — continued
ONEOK, Inc.	384	33,371
Targa Resources Corp.	134	36,049
Williams Cos., Inc. (The)	789	58,648

		196,055

Total Energy		1,294,296

Financial — 11.6%
Banks — 4.2%
Bank of America Corp.	3,873	220,695
Bank of New York Mellon Corp. (The)	239	34,558
Citigroup, Inc.	570	79,842
Citizens Financial Group, Inc.	434	30,396
Fifth Third Bancorp	643	36,252
First Citizens BancShares, Inc., Class A	7	15,419
Goldman Sachs Group, Inc. (The)	100	101,340
Huntington Bancshares, Inc.	1,808	32,053
KeyCorp.	1,114	25,672
M&T Bank Corp.	178	42,305
Morgan Stanley	424	88,676
Northern Trust Corp.	45	7,825
Pinnacle Financial Partners, Inc.	90	9,046
PNC Financial Services Group, Inc. (The)	254	62,420
Regions Financial Corp.	813	24,542
State Street Corp.	82	13,848
Truist Financial Corp.	804	40,051
US Bancorp	996	60,169
Wells Fargo & Co.	7,151	590,961

		1,516,070

Diversified Financial Services — 4.3%
American Express Co.	184	62,330
Ameriprise Financial, Inc.	31	14,427
Apollo Global Management, Inc.	2,119	250,709
Ares Management Corp., Class A	62	6,860
Blackrock, Inc.	49	47,560
Capital One Financial Corp.	3,040	609,824
Cboe Global Markets, Inc.	32	7,780
Charles Schwab Corp. (The)	562	51,879
Circle Internet Group, Inc., Class A (a)	79	4,926
CME Group, Inc., Class A	118	26,034
Coinbase Global, Inc., Class A (a)	66	9,637
Interactive Brokers Group, Inc., Class A	154	13,382
Intercontinental Exchange, Inc.	199	24,470
LPL Financial Holdings, Inc.	27	7,543
Mastercard, Inc., Class A	275	141,257
Nasdaq, Inc.	149	11,728
Raymond James Financial, Inc.	122	18,507
Rocket Cos., Inc., Class A (a)	334	5,259
SoFi Technologies, Inc. (a)	383	6,876
Synchrony Financial	90	6,855
T Rowe Price Group, Inc.	39	4,426
TPG, Inc. (a) (bb)	5	—	(h)
Tradeweb Markets, Inc., Class A	37	3,657
Visa, Inc., Class A	559	191,799

		1,527,725

SECURITY DESCRIPTION	SHARES	VALUE($)

Insurance — 2.3%
Aflac, Inc.	207	24,283
Allstate Corp. (The)	105	24,882
American International Group, Inc.	210	15,636
Aon plc, (United Kingdom), Class A	94	31,039
Arch Capital Group Ltd., (Bermuda) (a)	146	14,146
Arthur J Gallagher & Co.	110	25,290
Berkshire Hathaway, Inc., Class B (a)	469	234,583
Brown & Brown, Inc.	104	6,648
Chubb Ltd., (Switzerland)	160	54,389
Cincinnati Financial Corp.	32	5,941
Corebridge Financial, Inc.	90	2,576
Erie Indemnity Co., Class A	4	1,012
Everest Group Ltd., (Bermuda)	9	3,279
Fidelity National Financial, Inc.	88	4,156
Hartford Insurance Group, Inc. (The)	118	15,680
Loews Corp.	59	6,702
Markel Group, Inc. (a)	5	9,144
Marsh & McLennan Cos., Inc.	1,139	189,754
MetLife, Inc.	277	23,477
Principal Financial Group, Inc.	86	9,275
Progressive Corp. (The)	239	52,110
Prudential Financial, Inc.	135	14,623
Travelers Cos., Inc. (The)	89	29,535
Willis Towers Watson plc, (United Kingdom)	38	9,962
WR Berkley Corp.	91	6,407

		814,529

Investment Companies — 0.0% (g)
IREN Ltd., (Australia) (a)	171	7,836

Private Equity — 0.1%
Blackstone, Inc.	239	28,134
Carlyle Group, Inc. (The)	73	3,090
KKR & Co., Inc.	212	19,472

		50,696

Real Estate — 0.0% (g)
CBRE Group, Inc., Class A (a)	58	7,852
CoStar Group, Inc. (a)	59	1,674

		9,526

REITS — 0.7%
American Tower Corp.	520	85,029
Annaly Capital Management, Inc.	112	2,514
AvalonBay Communities, Inc.	17	3,143
Crown Castle, Inc.	74	5,610
Digital Realty Trust, Inc.	56	10,093
Equinix, Inc.	17	17,415
Equity Residential	28	1,935
Essex Property Trust, Inc.	6	1,860
Extra Space Storage, Inc.	28	4,135
Invitation Homes, Inc.	8	254
Iron Mountain, Inc.	51	6,493
Prologis, Inc.	170	23,011

SEE NOTES TO FINANCIAL STATEMENTS.

JUNE 30, 2026	SIX CIRCLES TRUST	33

Six Circles U.S. Unconstrained Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JUNE 30, 2026 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	SHARES	VALUE($)
Common Stocks — continued
REITS — continued
Public Storage	27	8,498
Realty Income Corp.	177	10,988
SBA Communications Corp., Class A	15	2,562
Simon Property Group, Inc.	58	13,066
Ventas, Inc.	84	7,464
VICI Properties, Inc., Class A	94	2,493
Welltower, Inc.	125	28,475
Weyerhaeuser Co.	102	2,441

		237,479

Total Financial		4,163,861

Industrial — 9.2%
Aerospace/Defense — 2.3%
Boeing Co. (The) (a)	386	83,462
Curtiss-Wright Corp.	13	10,001
FTAI Aviation Ltd.	49	13,208
General Dynamics Corp.	117	41,274
General Electric Co.	532	198,901
HEICO Corp.	25	8,803
HEICO Corp., Class A	36	9,357
Honeywell Aerospace, Inc. (a)	353	77,953
Howmet Aerospace, Inc.	200	53,786
L3Harris Technologies, Inc.	92	26,739
Lockheed Martin Corp.	105	53,743
Northrop Grumman Corp.	68	34,696
Rocket Lab Corp. (a)	259	26,377
RTX Corp.	698	132,485
TransDigm Group, Inc.	29	38,190

		808,975

Building Materials — 1.5%
Amrize Ltd., (Switzerland)	98	5,241
Carlisle Cos., Inc.	3	1,127
Carrier Global Corp.	4,342	318,505
CRH plc, (Ireland)	117	12,503
Johnson Controls International plc	1,143	166,953
Lennox International, Inc.	4	2,574
Martin Marietta Materials, Inc.	11	6,631
Masco Corp.	14	1,176
Trane Technologies plc, (Ireland)	41	20,012
Vulcan Materials Co.	26	7,692

		542,414

Electrical Components & Equipment — 0.1%
AMETEK, Inc.	40	9,736
Eaton Corp. plc, (Ireland)	74	31,354

		41,090

Electronics — 1.6%
Allegion plc, (Ireland)	7	944
Amphenol Corp., Class A	552	97,328
Coherent Corp. (a)	80	31,590
Emerson Electric Co.	102	14,654
Flex Ltd. (a)	162	26,219

SECURITY DESCRIPTION	SHARES	VALUE($)

Electronics — continued
Fortive Corp.	22	1,365
Garmin Ltd., (Switzerland)	3	761
Honeywell International, Inc.	57	12,660
Hubbell, Inc., Class B	9	4,714
Jabil, Inc.	48	18,673
Keysight Technologies, Inc. (a)	74	25,979
Mettler-Toledo International, Inc. (a)	10	12,452
TE Connectivity plc, (Ireland)	1,610	324,649
Trimble, Inc. (a)	136	6,984

		578,972

Engineering & Construction — 0.1%
Comfort Systems USA, Inc.	6	11,828
EMCOR Group, Inc.	8	6,491
Jacobs Solutions, Inc.	11	1,329
MasTec, Inc. (a)	9	3,589

		23,237

Environmental Control — 0.1%
Pentair plc, (United Kingdom)	13	1,005
Republic Services, Inc., Class A	47	10,013
Veralto Corp.	36	3,155
Waste Connections, Inc., (Canada)	54	9,073
Waste Management, Inc.	92	20,551

		43,797

Hand/Machine Tools — 0.0% (g)
Snap-on, Inc.	4	1,587

Machinery — Construction & Mining — 1.2%
Bloom Energy Corp., Class A (a)	47	14,199
Caterpillar, Inc.	301	320,038
GE Vernova, Inc.	48	56,472
Vertiv Holdings Co., Class A	63	21,226

		411,935

Machinery — Diversified — 1.2%
Alamo Group, Inc.	8	1,329
CNH Industrial NV, (United Kingdom)	197	2,217
Deere & Co.	92	58,471
Dover Corp.	19	4,299
Graco, Inc.	9	692
IDEX Corp.	5	1,144
Ingersoll Rand, Inc.	63	5,127
Lindsay Corp.	10	1,185
Nordson Corp.	4	1,110
Otis Worldwide Corp.	74	5,289
Rockwell Automation, Inc.	684	338,692
Toro Co. (The)	9	831
Westinghouse Air Brake Technologies Corp.	32	8,631
Xylem, Inc.	41	4,878

		433,895

SEE NOTES TO FINANCIAL STATEMENTS.

34	SIX CIRCLES TRUST	JUNE 30, 2026

SECURITY DESCRIPTION	SHARES	VALUE($)
Common Stocks — continued
Miscellaneous Manufacturers — 0.3%
3M Co.	99	15,996
Axon Enterprise, Inc. (a)	38	21,258
Fabrinet, (Thailand) (a)	13	7,253
Illinois Tool Works, Inc.	64	17,346
Parker-Hannifin Corp.	24	23,074
Teledyne Technologies, Inc. (a)	20	13,257
Textron, Inc.	72	6,629

		104,813

Packaging & Containers — 0.0% (g)
Amcor plc, (Switzerland)	63	2,745
Ball Corp.	33	2,042
Packaging Corp. of America	13	3,160
Smurfit WestRock plc, (Ireland)	81	3,761

		11,708

Transportation — 0.8%
CH Robinson Worldwide, Inc.	18	3,397
CSX Corp.	3,769	179,142
Expeditors International of Washington, Inc.	19	3,168
FedEx Corp.	45	14,158
FedEx Freight Holding Co., Inc. (a)	21	3,105
JB Hunt Transport Services, Inc.	13	3,743
Norfolk Southern Corp.	40	12,657
Old Dominion Freight Line, Inc.	32	6,861
Union Pacific Corp.	116	31,617
United Parcel Service, Inc., Class B	132	14,226
XPO, Inc. (a)	17	3,573

		275,647

Total Industrial		3,278,070

Technology — 35.0%
Computers — 7.8%
Accenture plc, (Ireland), Class A	255	31,675
Apple, Inc.	7,340	2,124,000
Cognizant Technology Solutions Corp., Class A	181	7,007
Crowdstrike Holdings, Inc., Class A (a)	143	108,838
Dell Technologies, Inc., Class C	134	57,996
Everpure, Inc., Class A (a)	127	10,004
Fortinet, Inc. (a)	359	55,145
Hewlett Packard Enterprise Co.	583	26,291
HP, Inc.	311	6,834
International Business Machines Corp.	387	108,936
Leidos Holdings, Inc.	24	2,440
Lumentum Holdings, Inc. (a)	32	27,428
NetApp, Inc.	85	13,129
Okta, Inc., Class A (a)	60	8,178
Sandisk Corp. (a)	3	7,740
Seagate Technology Holdings plc	96	92,924
Super Micro Computer, Inc. (a)	250	7,340
Western Digital Corp.	152	97,019
Zscaler, Inc. (a)	57	8,037

		2,800,961

SECURITY DESCRIPTION	SHARES	VALUE($)

Semiconductors — 19.2%
Advanced Micro Devices, Inc. (a)	814	472,849
Analog Devices, Inc.	244	96,806
Applied Materials, Inc.	396	286,521
Astera Labs, Inc. (a)	64	30,823
Broadcom, Inc.	3,278	1,238,115
Credo Technology Group Holding Ltd. (a)	78	21,155
Entegris, Inc.	73	13,134
Intel Corp. (a)	2,202	307,400
KLA Corp.	654	197,230
Lam Research Corp.	622	269,573
Marvell Technology, Inc.	1,252	372,988
Microchip Technology, Inc.	258	23,489
Micron Technology, Inc.	563	649,953
Monolithic Power Systems, Inc.	23	31,592
NVIDIA Corp.	12,668	2,534,805
NXP Semiconductors NV, (Netherlands)	124	34,898
ON Semiconductor Corp. (a)	190	17,961
QUALCOMM, Inc.	534	98,619
Skyworks Solutions, Inc.	4	248
Teradyne, Inc.	76	36,879
Texas Instruments, Inc.	454	135,415

		6,870,453

Software — 8.0%
Adobe, Inc. (a)	230	47,241
Akamai Technologies, Inc. (a)	4	418
Atlassian Corp., (Australia), Class A (a)	86	6,708
Autodesk, Inc. (a)	117	22,835
Broadridge Financial Solutions, Inc.	19	2,621
Cadence Design Systems, Inc. (a)	157	59,027
Cloudflare, Inc., Class A (a)	121	29,603
CoreWeave, Inc., Class A (a)	113	11,240
Datadog, Inc., Class A (a)	179	46,526
Electronic Arts, Inc.	7	1,384
Fair Isaac Corp. (a)	13	15,125
Fidelity National Information Services, Inc.	116	4,499
Fiserv, Inc. (a)	175	8,563
Intuit, Inc.	161	41,909
IonQ, Inc. (a)	147	7,850
Microsoft Corp.	5,175	1,930,298
MongoDB, Inc., Class A (a)	30	10,047
MSCI, Inc., Class A	23	12,677
Oracle Corp.	992	145,430
Palantir Technologies, Inc., Class A (a)	1,252	146,110
Paychex, Inc.	34	3,366
PTC, Inc. (a)	62	7,021
ROBLOX Corp., Class A (a)	43	2,355
Roper Technologies, Inc.	58	19,655
Salesforce, Inc.	462	72,440
Samsara, Inc., Class A (a)	191	6,208
ServiceNow, Inc. (a)	597	59,283
Snowflake, Inc., Class A (a)	124	31,626
SS&C Technologies Holdings, Inc.	18	1,103

SEE NOTES TO FINANCIAL STATEMENTS.

JUNE 30, 2026	SIX CIRCLES TRUST	35

Six Circles U.S. Unconstrained Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JUNE 30, 2026 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	SHARES	VALUE($)
Common Stocks — continued
Software — continued
Strategy, Inc., Class A (a)	138	11,983
Synopsys, Inc. (a)	104	46,445
Take-Two Interactive Software, Inc. (a)	6	1,418
Twilio, Inc., Class A (a)	54	11,228
Tyler Technologies, Inc. (a)	19	5,610
Veeva Systems, Inc., Class A (a)	4	747
Workday, Inc., Class A (a)	122	14,907
Zoom Communications, Inc., Class A (a)	126	10,894

		2,856,400

Total Technology		12,527,814

Utilities — 3.2%
Electric — 3.0%
Alliant Energy Corp.	12	934
Ameren Corp.	479	54,172
American Electric Power Co., Inc.	260	35,552
CenterPoint Energy, Inc.	1,198	52,747
CMS Energy Corp.	536	40,997
Consolidated Edison, Inc.	662	73,197
Constellation Energy Corp.	137	33,903
Dominion Energy, Inc.	1,565	106,895
DTE Energy Co.	381	58,054
Duke Energy Corp.	408	51,679
Edison International	162	12,089
Entergy Corp.	201	23,140
Evergy, Inc.	25	2,169
Eversource Energy	159	11,475
Exelon Corp.	472	22,025
FirstEnergy Corp.	246	11,685
NextEra Energy, Inc.	929	81,500
NRG Energy, Inc.	90	13,111
PG&E Corp.	1,013	17,037
PPL Corp.	316	11,503
Public Service Enterprise Group, Inc.	904	73,365
Sempra	1,179	109,282
Southern Co. (The)	560	53,595
Vistra Corp.	183	29,033
WEC Energy Group, Inc.	580	67,669
Xcel Energy, Inc.	286	22,980

		1,069,788

SECURITY DESCRIPTION	SHARES		VALUE($)
Gas — 0.2%
Atmos Energy Corp.	57		9,857
NiSource, Inc.	859		40,836

			50,693

Water — 0.0% (g)
American Water Works Co., Inc.	74		9,683

Total Utilities			1,130,164

Total Common Stocks (Cost $21,952,424)			35,607,259

	PRINCIPAL AMOUNT($)
Short-Term Investments — 0.5%
Time Deposits — 0.5%
Australia & New Zealand Banking Group Ltd., 2.97%, 07/01/2026	104,515		104,515
Brown Brothers Harriman & Co., 2.97%, 07/01/2026	—	(h)	—	(h)
Citibank NA, 2.97%, 07/01/2026	9,049		9,049
Royal Bank of Canada, 2.97%, 07/01/2026	42,689		42,689
Skandinaviska Enskilda Banken AB, 2.97%, 07/01/2026	4		4
Sumitomo Mitsui Banking Corp., 2.97%, 07/01/2026	1		1
Sumitomo Mitsui Trust Bank Ltd., 2.97%, 07/01/2026	110		110

Total Short-Term Investments (Cost $156,368)			156,368

Total Investments — 100.1% (Cost — $22,108,792)			35,763,627

Liabilities in Excess of Other Assets — (0.1)%			(24,397)

NET ASSETS — 100.0%			$35,739,230

Percentages indicated are based on net assets.

Futures contracts outstanding as of June 30, 2026:
Exchange Traded
DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION)($)

Long Contracts

S&P 500 E-mini Index	322	09/2026	USD	120,388	1,139

Total unrealized appreciation (depreciation)					1,139

SEE NOTES TO FINANCIAL STATEMENTS.

36	SIX CIRCLES TRUST	JUNE 30, 2026

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JUNE 30, 2026

REIT	— Real Estate Investment Trust
(a)	— Non-income producing security.
(g)	— Amount rounds to less than 0.05%.
(h)	— Amount rounds to less than 500 shares/principal or $500.
(bb)	— Security has been valued using significant unobservable inputs.
USD	— United States Dollar

Summary of Investments by Industry, June 30, 2026

The following table represents the portfolio investments of the Fund by industry classifications as a percentage of total investments:

INDUSTRY	PERCENTAGE

Semiconductors	19.2%

Internet	15.3%

Software	8.0%

Computers	7.8%

Pharmaceuticals	5.1%

Diversified Financial Services	4.3%

Retail	4.2%

Banks	4.2%

Healthcare — Products	3.4%

Electric	3.0%

Oil & Gas	2.7%

Telecommunications	2.3%

Insurance	2.3%

Aerospace/Defense	2.3%

Electronics	1.6%

Building Materials	1.5%

Beverages	1.3%

Machinery — Diversified	1.2%

Machinery — Construction & Mining	1.2%

Others (Each less than 1.0%)	8.6%

Short-Term Investments	0.5%

SEE NOTES TO FINANCIAL STATEMENTS.

JUNE 30, 2026	SIX CIRCLES TRUST	37

Six Circles International Unconstrained Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JUNE 30, 2026 (Unaudited)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	SHARES	VALUE($)
Common Stocks — 99.0%
Austria — 0.5%
BAWAG Group AG (e)	111	22,282
Erste Group Bank AG	439	58,797
OMV AG	159	9,967
Raiffeisen Bank International AG	201	12,863
Verbund AG	81	5,128

		109,037

Belgium — 1.3%
Ageas SA	222	17,791
Anheuser-Busch InBev SA	1,373	113,417
D’ieteren Group	10	1,984
Elia Group SA, Class B	48	7,706
Financiere de Tubize SA	30	7,866
Groupe Bruxelles Lambert NV	103	9,356
KBC Group NV	322	43,946
Lotus Bakeries NV	1	7,056
Sofina SA	24	6,047
Syensqo SA	67	4,942
UCB SA	174	52,048

		272,159

Canada — 2.5%
Agnico Eagle Mines Ltd.	266	41,314
Alamos Gold, Inc., Class A	217	6,584
Alimentation Couche-Tard, Inc.	97	6,174
AltaGas Ltd.	39	1,432
ARC Resources Ltd.	75	1,583
AtkinsRealis Group, Inc.	21	1,334
Bank of Montreal	93	16,372
Bank of Nova Scotia (The)	174	15,164
Barrick Mining Corp.	873	32,092
BCE, Inc.	9	204
Bombardier, Inc., Class B (a)	11	2,627
Brookfield Corp.	290	12,370
CAE, Inc. (a)	39	989
Cameco Corp.	56	5,750
Canadian Imperial Bank of Commerce	121	13,983
Canadian National Railway Co.	68	8,132
Canadian Natural Resources Ltd.	281	11,109
Canadian Pacific Kansas City Ltd.	118	10,188
Canadian Tire Corp. Ltd., Class A	7	895
Canadian Utilities Ltd., Class A	17	629
CCL Industries, Inc., Class B	19	1,237
Celestica, Inc. (a)	15	5,436
Cenovus Energy, Inc.	184	4,556
CGI, Inc.	25	1,641
Constellation Software, Inc.	3	4,912
Descartes Systems Group, Inc. (The) (a)	11	771
Dollarama, Inc.	36	4,703
Element Fleet Management Corp.	52	1,073
Emera, Inc.	39	2,057
Empire Co. Ltd., Class A	16	569
Enbridge, Inc.	283	15,335
Equinox Gold Corp.	479	4,663

SECURITY DESCRIPTION	SHARES	VALUE($)

Canada — continued
Fairfax Financial Holdings Ltd.	3	4,443
First Quantum Minerals Ltd. (a)	367	10,018
FirstService Corp.	5	756
Fortis, Inc.	65	3,738
Franco-Nevada Corp.	100	20,805
George Weston Ltd.	23	1,615
GFL Environmental, Inc.	32	1,164
Gildan Activewear, Inc., Class A	23	1,175
Great-West Lifeco, Inc.	36	2,289
Hydro One Ltd. (e)	43	1,763
iA Financial Corp., Inc.	12	1,652
IGM Financial, Inc.	10	582
Imperial Oil Ltd.	23	2,530
Intact Financial Corp.	23	4,755
Ivanhoe Mines Ltd., Class A (a)	404	3,163
Keyera Corp.	30	1,193
Kinross Gold Corp.	624	14,782
Loblaw Cos. Ltd.	77	3,508
Lundin Gold, Inc.	56	3,031
Lundin Mining Corp., Class Common S	354	8,614
Magna International, Inc.	35	2,305
Manulife Financial Corp.	220	8,905
Metro, Inc.	26	1,693
National Bank of Canada	51	8,021
Nutrien Ltd.	63	3,961
Pan American Silver Corp.	218	9,786
Pembina Pipeline Corp., Class Common S	75	3,483
Power Corp. of Canada	72	4,488
Rogers Communications, Inc., Class B	47	1,537
Royal Bank of Canada	188	38,983
Saputo, Inc.	32	926
Shopify, Inc., Class A (a)	166	19,036
Stantec, Inc.	15	1,019
Sun Life Financial, Inc.	73	5,702
Suncor Energy, Inc.	157	8,428
TC Energy Corp.	136	9,026
Teck Resources Ltd., Class B	236	14,065
TELUS Corp.	66	698
TFI International, Inc.	10	1,458
Thomson Reuters Corp.	20	1,637
TMX Group Ltd.	36	1,180
Toromont Industries Ltd.	11	1,734
Toronto-Dominion Bank (The)	218	26,536
Tourmaline Oil Corp.	48	1,992
Wheaton Precious Metals Corp.	245	27,504
Whitecap Resources, Inc., Class Common S	157	1,633
WSP Global, Inc.	17	2,099

		535,289

Chile — 0.0% (g)
Antofagasta plc	212	10,774

Czech Republic — 0.0% (g)
CSG NV (a)	218	3,184

SEE NOTES TO FINANCIAL STATEMENTS.

38	SIX CIRCLES TRUST	JUNE 30, 2026

SECURITY DESCRIPTION	SHARES	VALUE($)
Common Stocks — continued
Denmark — 2.1%
AP Moller—Maersk A/S, Class A	3	6,456
AP Moller—Maersk A/S, Class B	4	9,977
Carlsberg A/S, Class B	144	18,791
Coloplast A/S, Class B	44	2,502
Danske Bank A/S	877	47,018
Demant A/S (a)	20	839
DSV A/S	222	52,866
Genmab A/S (a)	21	5,685
Novo Nordisk A/S, Class B	4,627	222,221
Novonesis (Novozymes) B, Class B	308	19,445
Orsted A/S (a) (e)	552	12,403
Pandora A/S	106	12,160
ROCKWOOL A/S, Class B	97	3,110
Tryg A/S	428	9,746
Vestas Wind Systems A/S	1,077	30,496

		453,715

Finland — 1.2%
Elisa OYJ	186	7,786
Fortum OYJ	515	11,925
Kesko OYJ, Class B	104	2,324
Kone OYJ, Class B	377	21,430
Metso OYJ	723	12,569
Neste OYJ	119	3,892
Nokia OYJ	1,624	21,663
Nordea Bank Abp	4,301	81,617
Orion OYJ, Class B	165	13,574
Sampo OYJ, Class A	3,449	36,218
Stora Enso OYJ, Class R	507	5,409
UPM-Kymmene OYJ	461	12,230
Wartsila OYJ Abp	561	21,437

		252,074

France — 10.8%
Abivax SA (a)	17	2,282
Accor SA	62	3,568
Aeroports de Paris SA	34	4,473
Air Liquide SA	557	110,320
Alstom SA (a)	379	6,613
Amundi SA (e)	87	8,325
AXA SA	2,196	110,050
Ayvens SA (e)	354	4,668
BioMerieux	9	688
BNP Paribas SA	1,398	163,324
Bollore SE	150	697
Bouygues SA	254	14,187
Bureau Veritas SA	368	11,276
Capgemini SE	50	5,050
Carrefour SA	180	3,351
Cie de Saint-Gobain SA	511	46,306
Cie Generale des Etablissements Michelin SCA	207	7,997
Covivio SA REIT	12	746
Credit Agricole SA	1,271	25,574

SECURITY DESCRIPTION	SHARES	VALUE($)

France — continued
Danone SA	782	63,952
Dassault Aviation SA	22	7,369
Dassault Systemes SE	239	4,868
Eiffage SA	82	12,066
Engie SA	1,973	62,095
EssilorLuxottica SA	97	18,281
Gecina SA REIT	10	839
Getlink SE	284	6,032
Hermes International SCA	37	68,410
Ipsen SA	48	9,187
Kering SA	103	29,256
Klepierre SA REIT	73	3,059
Legrand SA	293	49,677
L’Oreal SA	317	138,873
LVMH Moet Hennessy Louis Vuitton SE	362	200,066
Orange SA	8,754	165,086
Pernod Ricard SA	299	21,707
Publicis Groupe SA	255	25,176
Renault SA	52	1,496
Rexel SA	255	11,156
Safran SA	399	157,101
Sanofi SA	1,563	133,644
Sartorius Stedim Biotech	11	2,380
Schneider Electric SE	632	206,810
Societe Generale SA	1,145	101,342
Sodexo SA	19	1,083
Thales SA	106	27,309
TotalEnergies SE	2,133	164,920
Unibail-Rodamco-Westfield REIT	35	4,080
Veolia Environnement SA	666	27,761
Vinci SA	535	78,153

		2,332,729

Germany — 15.1%
adidas AG	235	48,210
Allianz SE (Registered)	535	253,329
BASF SE	780	41,709
Bayer AG (Registered)	1,397	77,261
Bayerische Motoren Werke AG	91	5,955
Beiersdorf AG	122	10,470
Brenntag SE	168	10,201
Commerzbank AG	933	39,729
Continental AG	37	3,028
CTS Eventim AG & Co. KGaA	60	3,520
Daimler Truck Holding AG	670	32,319
Delivery Hero SE, Class A (a) (e)	67	2,758
Deutsche Bank AG (Registered)	2,573	87,142
Deutsche Boerse AG	254	69,393
Deutsche Lufthansa AG (Registered)	820	9,392
Deutsche Post AG	1,342	81,594
Deutsche Telekom AG (Registered)	15,235	415,375
E.ON SE	2,489	51,179
Evonik Industries AG	240	4,347
Fresenius Medical Care AG	69	3,132
Fresenius SE & Co. KGaA	139	6,331

SEE NOTES TO FINANCIAL STATEMENTS.

JUNE 30, 2026	SIX CIRCLES TRUST	39

Six Circles International Unconstrained Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JUNE 30, 2026 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	SHARES	VALUE($)
Common Stocks — continued
Germany — continued
GEA Group AG	217	14,898
Hannover Rueck SE	89	24,510
Heidelberg Materials AG	116	22,061
Henkel AG & Co. KGaA	23	1,815
Hensoldt AG	87	6,745
HOCHTIEF AG	21	12,315
Infineon Technologies AG	422	39,773
Knorr-Bremse AG	99	11,538
Mercedes-Benz Group AG	233	11,744
Merck KGaA	184	30,808
MTU Aero Engines AG	79	32,770
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (Registered)	183	102,193
Nemetschek SE	150	9,160
Rational AG	7	5,124
Rheinmetall AG	109	124,434
RWE AG	709	45,877
SAP SE	2,809	432,968
Scout24 SE (e)	84	6,958
Siemens AG (Registered)	1,783	573,353
Siemens Energy AG	2,494	475,548
Siemens Healthineers AG (e)	122	4,741
Symrise AG, Class A	120	12,018
Talanx AG	83	10,522
Vonovia SE	311	7,669
Zalando SE (a) (e)	48	1,387

		3,277,303

Hong Kong — 1.1%
AIA Group Ltd.	21,459	196,462
Prudential plc	2,760	36,659

		233,121

Ireland — 0.8%
AerCap Holdings NV	186	27,137
AIB Group plc	2,970	34,902
Bank of Ireland Group plc	1,331	26,527
Experian plc	744	25,091
Kerry Group plc, Class A	201	18,478
Kingspan Group plc	176	16,064
Ryanair Holdings plc	479	14,966

		163,165

Italy — 3.9%
Banca Mediolanum SpA	287	7,155
Banca Monte dei Paschi di Siena SpA	2,746	34,127
Banco BPM SpA	1,592	27,524
BPER Banca SpA	2,192	34,432
Buzzi SpA	75	3,849
Davide Campari-Milano NV	826	5,145
Enel SpA	8,453	96,954
Eni SpA	1,957	45,905
Ferrari NV	39	14,565

SECURITY DESCRIPTION	SHARES	VALUE($)

Italy — continued
FinecoBank Banca Fineco SpA	857	21,550
Generali	1,140	55,561
Intesa Sanpaolo SpA	19,672	135,213
Italgas SpA	664	7,690
Leonardo SpA	464	24,914
Moncler SpA	313	18,214
Poste Italiane SpA	640	20,959
Prysmian SpA	323	54,352
Recordati Industria Chimica e Farmaceutica SpA	149	8,738
Snam SpA	2,235	16,137
Telecom Italia SpA (a)	1,902	17,316
Terna—Rete Elettrica Nazionale	1,560	18,213
UniCredit SpA	1,914	171,494
Unipol Assicurazioni SpA	538	15,037

		855,044

Japan — 5.2%
Advantest Corp.	166	34,233
Aeon Co. Ltd.	466	3,856
AGC, Inc.	41	1,776
Aisin Corp.	102	1,386
Ajinomoto Co., Inc.	190	6,938
ANA Holdings, Inc.	33	611
Asahi Group Holdings Ltd.	321	3,047
Asahi Kasei Corp.	270	2,997
Asics Corp.	147	3,995
Astellas Pharma, Inc.	380	5,076
Bandai Namco Holdings, Inc.	123	2,858
Bridgestone Corp.	239	5,048
Canon, Inc.	182	4,653
Capcom Co. Ltd.	73	1,345
Central Japan Railway Co.	162	3,462
Chiba Bank Ltd. (The)	117	1,792
Chubu Electric Power Co., Inc.	142	2,677
Chugai Pharmaceutical Co. Ltd.	141	6,499
Dai Nippon Printing Co. Ltd.	82	1,495
Daifuku Co. Ltd.	67	2,968
Daiichi Life Group, Inc.	736	8,039
Daiichi Sankyo Co. Ltd.	377	6,061
Daikin Industries Ltd.	55	8,420
Daito Trust Construction Co. Ltd.	62	1,175
Daiwa House Industry Co. Ltd.	117	3,157
Daiwa Securities Group, Inc.	277	2,748
Denso Corp.	366	4,218
Disco Corp.	19	10,041
East Japan Railway Co.	202	4,224
Ebara Corp.	96	3,756
Eisai Co. Ltd.	55	1,392
ENEOS Holdings, Inc.	569	4,212
FANUC Corp.	217	9,987
Fast Retailing Co. Ltd.	43	21,775
Fuji Electric Co. Ltd.	30	2,499
FUJIFILM Holdings Corp.	235	5,023

SEE NOTES TO FINANCIAL STATEMENTS.

40	SIX CIRCLES TRUST	JUNE 30, 2026

SECURITY DESCRIPTION	SHARES	VALUE($)
Common Stocks — continued
Japan — continued
Fujikura Ltd.	350	13,863
Fujitsu Ltd.	369	7,326
Furukawa Electric Co. Ltd.	143	4,301
Hankyu Hanshin Holdings, Inc.	51	1,345
Hikari Tsushin, Inc.	4	813
Hitachi Ltd.	992	27,463
Honda Motor Co. Ltd.	774	6,972
Hoya Corp.	72	11,598
Hulic Co. Ltd.	199	2,081
Ibiden Co. Ltd.	51	7,625
Idemitsu Kosan Co. Ltd.	164	1,210
IHI Corp.	216	3,654
Inpex Corp.	186	3,745
Isuzu Motors Ltd.	111	1,481
ITOCHU Corp.	1,213	13,846
Japan Exchange Group, Inc.	206	2,608
Japan Post Bank Co. Ltd.	375	7,135
Japan Post Holdings Co. Ltd.	375	5,042
Japan Post Insurance Co. Ltd.	118	1,117
Japan Tobacco, Inc.	241	8,878
JFE Holdings, Inc.	120	1,154
JX Advanced Metals Corp.	118	3,246
Kajima Corp.	89	3,248
Kansai Electric Power Co., Inc. (The)	200	2,825
KAO Corp.	196	3,884
Kawasaki Heavy Industries Ltd.	157	2,841
Kawasaki Kisen Kaisha Ltd.	74	1,133
KDDI Corp.	614	10,312
Keyence Corp.	43	21,938
Kikkoman Corp.	145	1,482
Kioxia Holdings Corp. (a)	69	39,931
Kirin Holdings Co. Ltd.	161	2,784
Komatsu Ltd.	199	7,774
Konami Group Corp.	21	2,290
Kubota Corp.	203	3,400
Kyocera Corp.	270	5,990
Kyowa Kirin Co. Ltd.	50	799
Lasertec Corp.	17	5,368
LY Corp.	584	1,553
Makita Corp.	48	1,708
Marubeni Corp.	323	9,420
MINEBEA MITSUMI, Inc.	75	2,237
Mitsubishi Chemical Group Corp.	271	1,904
Mitsubishi Corp.	661	17,681
Mitsubishi Electric Corp.	427	15,675
Mitsubishi Estate Co. Ltd.	223	5,682
Mitsubishi HC Capital, Inc.	183	1,485
Mitsubishi Heavy Industries Ltd.	705	16,008
Mitsubishi UFJ Financial Group, Inc.	2,336	46,540
Mitsui & Co. Ltd.	542	15,137
Mitsui Fudosan Co. Ltd.	554	5,130
Mitsui Kinzoku Co. Ltd.	12	3,184
Mitsui OSK Lines Ltd.	72	2,294
Mizuho Financial Group, Inc.	517	24,845

SECURITY DESCRIPTION	SHARES	VALUE($)

Japan — continued
MS&AD Insurance Group Holdings, Inc.	270	6,985
Murata Manufacturing Co. Ltd.	354	25,426
NEC Corp.	271	6,552
Nexon Co. Ltd.	79	1,045
NIDEC Corp.	173	2,850
Nintendo Co. Ltd.	250	10,510
Nippon Building Fund, Inc. REIT	2	1,243
Nippon Paint Holdings Co. Ltd.	195	1,275
Nippon Sanso Holdings Corp.	37	1,365
Nippon Steel Corp.	1,333	4,415
Nippon Yusen KK	86	2,772
Nissan Motor Co. Ltd. (a)	468	867
Nitori Holdings Co. Ltd.	83	1,233
Nitto Denko Corp.	143	2,813
Nomura Holdings, Inc.	630	5,530
Nomura Research Institute Ltd.	79	2,202
NTT, Inc.	6,258	5,567
Obayashi Corp.	132	2,672
Obic Co. Ltd.	67	1,578
Olympus Corp.	237	2,477
Oriental Land Co. Ltd.	227	3,457
ORIX Corp.	244	9,275
Osaka Gas Co. Ltd.	74	2,507
Otsuka Corp.	48	824
Otsuka Holdings Co. Ltd.	91	6,064
Pan Pacific International Holdings Corp.	396	2,006
Panasonic Holdings Corp.	539	15,153
Rakuten Group, Inc. (a)	315	1,470
Recruit Holdings Co. Ltd.	290	20,164
Renesas Electronics Corp.	373	11,502
Resona Holdings, Inc.	436	5,689
Resonac Holdings Corp.	38	4,272
Ryohin Keikaku Co. Ltd.	105	2,293
Sanrio Co. Ltd.	189	1,275
SBI Holdings, Inc.	119	1,947
SCREEN Holdings Co. Ltd.	34	3,836
Secom Co. Ltd.	84	3,329
Seibu Holdings, Inc.	45	876
Sekisui House Ltd.	124	2,578
Seven & i Holdings Co. Ltd.	436	5,233
Shimano, Inc.	16	1,653
Shimizu Corp.	106	1,674
Shin-Etsu Chemical Co. Ltd.	379	16,503
Shionogi & Co. Ltd.	157	2,684
Shiseido Co. Ltd.	82	1,324
SMC Corp.	12	5,410
SoftBank Corp.	6,015	7,680
SoftBank Group Corp.	826	30,643
Sompo Holdings, Inc.	186	7,062
Sony Group Corp.	1,278	25,715
Subaru Corp.	122	1,782
Sumitomo Corp.	913	8,777
Sumitomo Electric Industries Ltd.	657	12,196
Sumitomo Metal Mining Co. Ltd.	51	2,379

SEE NOTES TO FINANCIAL STATEMENTS.

JUNE 30, 2026	SIX CIRCLES TRUST	41

Six Circles International Unconstrained Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JUNE 30, 2026 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	SHARES	VALUE($)
Common Stocks — continued
Japan — continued
Sumitomo Mitsui Financial Group, Inc.	796	31,183
Sumitomo Mitsui Trust Group, Inc.	134	4,985
Sumitomo Realty & Development Co. Ltd.	128	2,979
Suntory Beverage & Food Ltd.	28	791
Suzuki Motor Corp.	330	3,989
T&D Holdings, Inc.	96	2,860
Taisei Corp.	31	2,744
Takeda Pharmaceutical Co. Ltd.	361	11,497
TDK Corp.	407	9,135
Terumo Corp.	280	3,825
Toho Co. Ltd.	112	896
Tokio Marine Holdings, Inc.	407	17,904
Tokyo Electron Ltd.	98	47,322
Tokyo Gas Co. Ltd.	66	2,480
TOPPAN Holdings, Inc.	49	1,554
Toray Industries, Inc.	288	2,017
Toyota Motor Corp.	2,084	34,906
Toyota Tsusho Corp.	145	5,393
Unicharm Corp.	232	1,345
West Japan Railway Co.	85	1,415
Yamaha Motor Co. Ltd.	195	1,481
Yokogawa Electric Corp.	47	1,659
Yokohama Financial Group, Inc.	214	2,301
Zensho Holdings Co. Ltd.	20	991

		1,130,685

Luxembourg — 0.2%
ArcelorMittal SA	373	22,468
CVC Capital Partners plc (e)	305	4,435
Eurofins Scientific SE	40	3,136
Millicom International Cellular SA	103	9,390
Tenaris SA	114	3,144

		42,573

Mexico — 0.0% (g)
Fresnillo plc	119	4,334

Netherlands — 8.8%
ABN AMRO Bank NV, CVA GDR	872	37,070
Adyen NV (a) (e)	38	35,355
Aegon Ltd.	1,708	14,533
Airbus SE	686	152,728
Akzo Nobel NV	141	9,604
Argenx SE (a)	20	18,544
ASM International NV	64	73,825
ASML Holding NV	534	1,058,048
ASR Nederland NV	220	16,590
BE Semiconductor Industries NV	99	32,735
Euronext NV (e)	109	17,423
EXOR NV	124	9,476
Ferrovial NV	548	37,547
Heineken Holding NV	183	13,897
Heineken NV	440	36,936
ING Groep NV	4,090	129,067
Koninklijke Ahold Delhaize NV	286	11,505

SECURITY DESCRIPTION	SHARES	VALUE($)

Netherlands — continued
Koninklijke KPN NV	4,260	21,040
Koninklijke Philips NV	249	6,773
Magnum Ice Cream Co. NV (The) (a)	606	10,555
Nebius Group NV, Class A (a)	65	18,031
NN Group NV	368	32,295
Prosus NV (a)	1,773	77,027
QIAGEN NV	68	2,640
Stellantis NV (a)	681	3,891
Universal Music Group NV	1,129	23,643
Wolters Kluwer NV	262	16,955

		1,917,733

Norway — 0.6%
Aker BP ASA	94	2,882
DNB Bank ASA	1,208	35,955
Equinor ASA	757	23,878
Gjensidige Forsikring ASA	319	8,631
Kongsberg Gruppen ASA	469	14,136
Mowi ASA	553	10,218
Norsk Hydro ASA	1,111	10,049
Orkla ASA	1,035	10,879
Salmar ASA	90	4,208
Telenor ASA	724	10,376
Var Energi ASA	303	1,254
Yara International ASA	138	6,091

		138,557

Poland — 0.0% (g)
InPost SA (a)	313	5,522

Portugal — 0.2%
Banco Comercial Portugues SA, Class R	12,531	14,827
EDP SA	3,428	17,909
Galp Energia SGPS SA	439	9,298
Jeronimo Martins SGPS SA	161	3,075

		45,109

South Korea — 0.6%
Samsung Electronics Co. Ltd.	571	126,608

Spain — 4.5%
Acciona SA	27	8,670
ACS Actividades de Construccion y Servicios SA	210	30,863
Aena SME SA (e)	860	26,205
Amadeus IT Group SA	142	8,307
Banco Bilbao Vizcaya Argentaria SA	7,938	199,852
Banco de Sabadell SA	6,685	23,687
Banco Santander SA	20,145	279,612
Bankinter SA	881	14,758
CaixaBank SA	4,996	70,782
Cellnex Telecom SA (e)	565	16,890
EDP Renewables SA	369	5,961
Endesa SA	356	16,194
Iberdrola SA	6,742	167,809

SEE NOTES TO FINANCIAL STATEMENTS.

42	SIX CIRCLES TRUST	JUNE 30, 2026

SECURITY DESCRIPTION	SHARES	VALUE($)
Common Stocks — continued
Spain — continued
Indra Sistemas SA	17	938
Industria de Diseno Textil SA	353	22,229
Mapfre SA	1,294	6,407
Naturgy Energy Group SA	453	14,214
Redeia Corp. SA	326	5,540
Repsol SA	1,190	29,743
Telefonica SA	4,364	17,536

		966,197

Sweden — 3.7%
AddTech AB, Class B	288	10,178
Alfa Laval AB	332	19,791
Assa Abloy AB, Class B	1,152	40,686
Atlas Copco AB, Class A	2,919	59,174
Atlas Copco AB, Class B	1,730	30,670
Beijer Ref AB, Class B	482	7,070
Boliden AB	248	14,040
Epiroc AB, Class A	703	19,284
Epiroc AB, Class B	459	10,651
EQT AB	605	17,129
Essity AB, Class B	166	4,697
Evolution AB (a) (e)	43	2,920
Fastighets AB Balder, Class B (a)	417	2,222
H & M Hennes & Mauritz AB, Class B	158	2,714
Hexagon AB, Class B	678	5,610
Industrivarden AB, Class A	162	9,109
Industrivarden AB, Class C	225	12,351
Indutrade AB	322	6,660
Investment AB Latour, Class B	147	2,917
Investor AB, Class B	2,457	102,101
L E Lundbergforetagen AB, Class B	108	6,210
Lifco AB, Class B	264	8,648
Nibe Industrier AB, Class B	1,760	6,543
Saab AB, Class B	367	19,147
Sagax AB, Class B	144	2,294
Sandvik AB	1,187	49,001
Securitas AB, Class B	549	9,015
Skandinaviska Enskilda Banken AB, Class A	2,104	41,892
Skanska AB, Class B	375	10,038
SKF AB, Class B	380	9,766
Spotify Technology SA (a)	165	75,981
Svenska Cellulosa AB SCA, Class B	541	5,528
Svenska Handelsbanken AB, Class A	1,981	29,147
Swedbank AB, Class A	1,181	44,108
Swedish Orphan Biovitrum AB (a)	65	3,091
Tele2 AB, Class B	632	11,005
Telefonaktiebolaget LM Ericsson, Class B	855	9,583
Telia Co. AB	2,675	13,031
Trelleborg AB, Class B	229	9,529
Volvo AB, Class B	1,780	60,537

		804,068

SECURITY DESCRIPTION	SHARES		VALUE($)

Switzerland — 12.8%
ABB Ltd. (Registered)	1,807		196,614
Alcon AG	162		10,893
Avolta AG (a)	36		2,395
Banque Cantonale Vaudoise (Registered)	43		6,231
Barry Callebaut AG (Registered)	6		8,062
Belimo Holding AG (Registered)	11		12,424
BKW AG	21		3,459
Chocoladefabriken Lindt & Spruengli AG	2		17,994
Chocoladefabriken Lindt & Spruengli AG (Registered)	—	(h)	19,604
Cie Financiere Richemont SA, Class A (Registered)	782		180,558
Coca-Cola HBC AG (a)	252		16,405
DSM-Firmenich AG	140		13,252
EMS-Chemie Holding AG (Registered)	6		5,411
Galderma Group AG (a)	267		60,725
Geberit AG (Registered)	38		25,516
Givaudan SA (Registered)	8		34,147
Glencore plc (a)	5,324		36,302
Helvetia Baloise Holding AG	108		27,832
Holcim AG (a)	446		40,216
Julius Baer Group Ltd.	289		24,930
Kuehne + Nagel International AG (Registered)	57		13,894
Logitech International SA (Registered)	47		4,389
Deutsche Telekom AG (Registered)	23		15,317
Nestle SA (Registered)	4,257		436,600
Novartis AG (Registered)	2,625		410,253
Partners Group Holding AG	31		25,569
Roche Holding AG	1,050		431,837
Sandoz Group AG	594		53,703
Schindler Holding AG	44		14,564
Schindler Holding AG (Registered)	25		7,947
SGS SA (Registered)	190		22,014
Sika AG (Registered)	133		27,485
Sonova Holding AG (Registered)	16		3,703
STMicroelectronics NV	204		15,113
Straumann Holding AG (Registered)	33		4,376
Swatch Group AG (The)	43		10,461
Swiss Life Holding AG (Registered)	39		42,834
Swiss Prime Site AG (Registered)	35		5,637
Swiss Re AG	418		66,515
Swisscom AG (Registered)	29		22,237
UBS Group AG (Registered)	4,494		222,714
VAT Group AG (e)	31		27,149
Zurich Insurance Group AG	211		156,091

			2,783,372

Taiwan — 2.6%
Taiwan Semiconductor Manufacturing Co. Ltd.	7,069		557,675

United Kingdom — 20.3%
3i Group plc	1,064		35,005
Admiral Group plc	285		13,446
Airtel Africa plc (e)	618		2,684

SEE NOTES TO FINANCIAL STATEMENTS.

JUNE 30, 2026	SIX CIRCLES TRUST	43

Six Circles International Unconstrained Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JUNE 30, 2026 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	SHARES	VALUE($)
Common Stocks — continued
United Kingdom — continued
Anglo American plc	624	30,613
Associated British Foods plc	286	7,526
AstraZeneca plc	1,699	317,156
Aviva plc	3,313	28,564
BAE Systems plc	12,956	317,501
Barclays plc	14,963	100,268
BP plc	12,241	75,448
British American Tobacco plc	7,123	440,810
BT Group plc	4,607	11,622
Bunzl plc	263	9,180
Centrica plc	7,842	17,773
Coca-Cola Europacific Partners plc	307	30,682
Compass Group plc	27	867
Diageo plc	2,770	55,796
Endeavour Mining plc	122	5,962
GSK plc	4,562	119,777
Haleon plc	9,965	45,920
Halma plc	6	313
HSBC Holdings plc	44,506	841,569
Imperial Brands plc	12	440
Informa plc	992	11,898
InterContinental Hotels Group plc	2	391
International Consolidated Airlines Group SA	1,376	8,736
Intertek Group plc	125	9,614
J Sainsbury plc	27	115
Kingfisher plc	27	102
Land Securities Group plc REIT	9	75
Legal & General Group plc	6,009	22,781
Lloyds Banking Group plc	64,040	93,724
London Stock Exchange Group plc	487	52,699
M&G plc	2,438	10,875
Marks & Spencer Group plc	32	160
Melrose Industries plc	4,938	31,136
National Grid plc	8,540	140,857
NatWest Group plc	8,858	78,167
Next plc	2	354
Pearson plc	9	144
Reckitt Benckiser Group plc	10	663
RELX plc	1,509	47,684
Rentokil Initial plc	2,050	11,655
Rio Tinto plc	614	58,059
Rolls-Royce Holdings plc	32,788	628,531
Sage Group plc (The)	15	164
Schroders plc	880	6,860
Segro plc REIT	20	236
Severn Trent plc	462	18,067
Shell plc	8,680	337,279
Smith & Nephew plc	13	184
Smiths Group plc	258	8,748
Spirax Group plc	60	5,418
SSE plc	2,088	67,374
Standard Chartered plc	1,946	52,636
Standard Life plc	770	8,516

SECURITY DESCRIPTION	SHARES			VALUE($)

United Kingdom — continued
Tesco plc		101		615
Unilever plc		2,194		131,818
United Utilities Group plc		1,257		21,809
Verisure plc (a)		260		2,895
Vodafone Group plc		15,129		20,024
Wise Group plc, Class A (a)		826		9,899

				4,409,884

United States — 0.2%
Brookfield Asset Management Ltd., Class A		53		2,380
Brookfield Renewable Corp.		18		663
Octave Intelligence plc (a)		56		907
RB Global, Inc.		24		2,800
Restaurant Brands International, Inc.		55		4,007
Sunbelt Rentals Holdings, Inc.		345		25,140

				35,897

Total Common Stocks (Cost $14,180,954)				21,465,808

Preferred Stocks — 0.1%
Germany — 0.1%
Bayerische Motoren Werke AG		15		976
Dr Ing hc F Porsche AG		31		1,540
Henkel AG & Co. KGaA		60		5,015
Porsche Automobil Holding SE		41		1,282
Sartorius AG		10		2,530
Volkswagen AG		67		5,348

Total Preferred Stocks (Cost $16,569)				16,691

	NUMBER OF RIGHTS
Right — 0.0% (g)
Spain — 0.0% (g)
ACS Actividades de Construccion y Servicios SA, expiring 07/13/2026 (a) (Cost $440)		202		425

	PRINCIPAL AMOUNT ($)
Short-Term Investments — 0.4%
Time Deposits — 0.4%
Australia & New Zealand Banking Group Ltd., 1.76%, 07/02/2026	HKD	15,434		1,968
2.97%, 07/01/2026		1		1
Brown Brothers Harriman & Co.,
(1.14%), 07/01/2026	CHF	—	(h)	—	(h)
0.70%, 07/01/2026	DKK	—	(h)	—	(h)
1.13%, 07/01/2026	EUR	—	(h)	—	(h)
2.67%, 07/01/2026	GBP	—	(h)	—	(h)
2.96%, 07/01/2026	NOK	5,538		559
2.97%, 07/01/2026		—	(h)	—	(h)

SEE NOTES TO FINANCIAL STATEMENTS.

44	SIX CIRCLES TRUST	JUNE 30, 2026

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE($)
Short-Term Investments — continued
Time Deposits — continued
Citibank NA, 1.13%, 07/01/2026	EUR	31,079	35,511
2.67%, 07/01/2026	GBP	7,798	10,343
2.97%, 07/01/2026		4,806	4,806
Royal Bank of Canada,
1.02%, 07/02/2026	CAD	1,030	726
2.97%, 07/01/2026		1	1
Skandinaviska Enskilda Banken AB,
(1.14%), 07/01/2026	CHF	15,497	19,180
0.58%, 07/01/2026	SEK	23,478	2,421
0.70%, 07/01/2026	DKK	12,809	1,958
2.97%, 07/01/2026		1,059	1,059
Sumitomo Mitsui Banking Corp.,
0.24%, 07/01/2026	JPY	1,048,696	6,450
2.97%, 07/01/2026		1	1

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE($)

Time Deposits — continued
Sumitomo Mitsui Trust Bank Ltd., 2.97%, 07/01/2026	—	(h)	—	(h)

Total Short-Term Investments (Cost $84,984)			84,984

Total Investments — 99.5% (Cost — $14,282,947)			21,567,908

Other Assets in Excess of Liabilities — 0.5%			111,937

NET ASSETS — 100.0%			$21,679,845

Percentages indicated are based on net assets.

Futures contracts outstanding as of June 30, 2026:
Exchange Traded
DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION)($)

Long Contracts

Euro STOXX 50 Index	771	09/2026	EUR	55,354	639

Total unrealized appreciation (depreciation)					639

SEE NOTES TO FINANCIAL STATEMENTS.

JUNE 30, 2026	SIX CIRCLES TRUST	45

Six Circles International Unconstrained Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JUNE 30, 2026 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JUNE 30, 2026

CVA	— Dutch Certification
GDR	— Global Depositary Receipt
OYJ	— Public Limited Company
REIT	— Real Estate Investment Trust
(a)	— Non-income producing security.
(e)	— Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended.
(g)	— Amount rounds to less than 0.05%.
(h)	— Amount rounds to less than 500 shares/principal or $500.
CAD	— Canadian Dollar
CHF	— Swiss Franc
DKK	— Danish Krone
EUR	— Euro
GBP	— British Pound
HKD	— Hong Kong Dollar
JPY	— Japanese Yen
NOK	— Norwegian Krone
SEK	— Swedish Krona

Summary of Investments by Industry, June 30, 2026

The following table represents the portfolio investments of the Fund by industry classifications as a percentage of total investments:

INDUSTRY	PERCENTAGE

Banks	17.3%

Semiconductors	9.5%

Pharmaceuticals	9.2%

Aerospace/Defense	7.2%

Insurance	6.5%

Telecommunications	3.9%

Electric	3.5%

Oil & Gas	3.5%

Food	3.0%

Miscellaneous Manufacturers	2.9%

Machinery—Construction & Mining	2.9%

Electrical Components & Equipment	2.4%

Software	2.2%

Agriculture	2.1%

Mining	1.8%

Apparel	1.6%

Cosmetics/Personal Care	1.6%

Beverages	1.5%

Chemicals	1.4%

Retail	1.4%

Engineering & Construction	1.2%

Commercial Services	1.2%

Transportation	1.1%

Building Materials	1.1%

Diversified Financial Services	1.1%

Machinery—Diversified	1.0%

Others (Each less than 1.0%)	7.5%

Short-Term Investments	0.4%

SEE NOTES TO FINANCIAL STATEMENTS.

46	SIX CIRCLES TRUST	JUNE 30, 2026

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JUNE 30, 2026 (Unaudited)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)
Long Positions — 105.5%
Asset-Backed Securities — 0.4%
Automobile ABS — 0.1%
American Credit Acceptance Receivables Trust, Series 2025-2, Class D, 5.50%, 08/12/2031 (e)	2,140	2,161
Credit Acceptance Auto Loan Trust,
Series 2023-3A, Class C, 7.62%, 12/15/2033 (e)	2,750	2,795
Series 2023-5A, Class C, 7.30%, 04/17/2034 (e)	2,250	2,296
Drive Auto Receivables Trust,
Series 2024-2, Class C, 4.67%, 05/17/2032	770	772
Series 2024-2, Class D, 4.94%, 05/17/2032	2,500	2,509
Exeter Automobile Receivables Trust, Series 2024-3A, Class C, 5.70%, 07/16/2029	1,046	1,052
GM Financial Consumer Automobile Receivables Trust,
Series 2023-1, Class A3, 4.66%, 02/16/2028	247	248
Series 2024-2, Class A3, 5.10%, 03/16/2029	673	676
Series 2024-2, Class B, 5.28%, 10/16/2029	850	858
Prestige Auto Receivables Trust, Series 2024-2A, Class D, 5.15%, 07/15/2030 (e)	3,000	2,976
Santander Drive Auto Receivables Trust, Series 2024-5, Class D, 5.14%, 02/17/2032	2,950	2,959
Westlake Automobile Receivables Trust, Series 2023-4A, Class C, 6.64%, 11/15/2028 (e)	325	327

Total Automobile ABS		19,629

Home Equity ABS — 0.0% (g)
RCKT Mortgage Trust, Series 2024-CES6, Class A1A, SUB, 5.34%, 09/25/2044 (e)	1,605	1,604

Other ABS — 0.3%
Affirm Asset Securitization Trust, Series 2024-B, Class D, 5.50%, 09/15/2029 (e)	1,500	1,501
Affirm Master Trust, Series 2025-1A, Class C, 5.28%, 02/15/2033 (e)	1,500	1,502
AGL CLO 14 Ltd., (Cayman Islands), Series 2021-14A, Class AR, (CME Term SOFR 3 Month + 1.13%), 4.80%, 12/02/2034 (e) (aa)	2,100	2,101
Avant Loans Funding Trust, Series 2025-REV1, Class B, 5.42%, 05/15/2034 (e)	250	250
Bain Capital Credit CLO 2022-2 Ltd., (Jersey), Series 2022-2A, Class A1R, (CME Term SOFR 3 Month + 1.15%), 4.81%, 04/22/2035 (e) (aa)	3,000	3,001

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)

Other ABS — continued
BlueMountain CLO 2016-3 Ltd., (Cayman Islands), Series 2016-3A, Class A1R2, (CME Term SOFR 3 Month + 1.20%), 4.85%, 11/15/2030 (e) (aa)		46	46
BlueMountain CLO XXXIV Ltd., (Cayman Islands), Series 2022-34A, Class AR, (CME Term SOFR 3 Month + 1.15%), 4.83%, 04/20/2035 (e) (aa)		3,500	3,500
Boyce Park CLO Ltd., (Jersey), Series 2022-1A, Class A1R, (CME Term SOFR 3 Month + 1.00%), 4.67%, 04/21/2035 (e) (aa)		4,000	4,001
Capital Four US CLO I Ltd., (Cayman Islands), Series 2021-1A, Class AR, (CME Term SOFR 3 Month + 1.14%), 4.82%, 01/18/2035 (e) (aa)		2,500	2,499
Dryden 27 R Euro CLO 2017 DAC, (Ireland), Series 2017-27A, Class AR, (EURIBOR 3 Month + 0.66%), 2.86%, 04/15/2033 (e) (aa)	EUR	2,346	2,680
Flatiron CLO 19 Ltd., (Cayman Islands), Series 2019-1A, Class AR2, (CME Term SOFR 3 Month + 1.18%), 4.83%, 11/16/2034 (e) (aa)		525	526
Galaxy XXII CLO Ltd., (Cayman Islands), Series 2016-22A, Class AR4, (CME Term SOFR 3 Month + 1.02%), 4.70%, 04/16/2034 (e) (aa)		600	600
ICG US CLO 2020-1 Ltd., (Cayman Islands), Series 2020-1A, Class ARR, (CME Term SOFR 3 Month + 1.10%), 4.78%, 01/20/2035 (e) (aa)		2,065	2,065
LCM Ltd., (Jersey), Series 39A, Class A1R2, (CME Term SOFR 3 Month + 1.04%), 4.71%, 10/15/2034 (e) (aa)		1,000	1,000
Marble Point CLO XXIV Ltd., (Cayman Islands), Series 2022-1A, Class A1R, (CME Term SOFR 3 Month + 1.09%), 4.77%, 04/20/2035 (e) (aa)		3,300	3,301
Mountain View CLO 2016-1 LLC, (Cayman Islands), Series 2016-1A, Class AR3, (CME Term SOFR 3 Month + 0.88%), 4.55%, 04/14/2033 (e) (aa)		958	958
Northwoods Capital 25 Ltd., (Cayman Islands), Series 2021-25A, Class AR, (CME Term SOFR 3 Month + 1.12%), 4.80%, 07/20/2034 (e) (aa)		2,400	2,401
Palmer Square Loan Funding Ltd., (Cayman Islands),
Series 2024-1A, Class A1R, (CME Term SOFR 3 Month + 0.82%), 4.49%, 10/15/2032 (e) (aa)		900	898

SEE NOTES TO FINANCIAL STATEMENTS.

JUNE 30, 2026	SIX CIRCLES TRUST	47

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JUNE 30, 2026 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)
Long Positions — continued
Asset-Backed Securities — continued
Other ABS — continued
Series 2024-2A, Class A1R, (CME Term SOFR 3 Month + 0.82%), 4.49%, 01/15/2033 (e) (aa)	2,758	2,752
Series 2024-3A, Class A1R, (CME Term SOFR 3 Month + 0.82%), 4.47%, 08/08/2032 (e) (aa)	3,342	3,340
Post CLO 2022-1 LTD, (Cayman Islands), Series 2022-1A, Class AR, (CME Term SOFR 3 Month + 1.10%), 4.78%, 04/20/2035 (e) (aa)	2,500	2,501
Romark CLO V Ltd., (Cayman Islands), Series 2021-5A, Class AR, (CME Term SOFR 3 Month + 1.19%), 4.86%, 01/15/2035 (e) (aa)	2,500	2,500
Shackleton 2019-XIV CLO Ltd., (Cayman Islands), Series 2019-14A, Class A1RR, (CME Term SOFR 3 Month + 1.20%), 4.88%, 07/20/2034 (e) (aa)	2,000	2,001
Sound Point CLO XXIII, (Cayman Islands), Series 2019-2A, Class AR, (CME Term SOFR 3 Month + 1.43%), 5.10%, 07/15/2034 (e) (aa)	500	500
Trinitas CLO XVII Ltd., (Cayman Islands), Series 2021-17A, Class AR, (CME Term SOFR 3 Month + 1.15%), 4.83%, 10/20/2034 (e) (aa)	3,600	3,602
Unity-Peace Park CLO Ltd., (Jersey), Series 2022-1A, Class A1R, (CME Term SOFR 3 Month + 1.06%), 4.74%, 04/20/2035 (e) (aa)	4,100	4,100
Upstart Securitization Trust, Series 2025-3, Class B, 5.02%, 09/20/2035 (e)	800	798
Venture 33 CLO Ltd., (Cayman Islands), Series 2018-33A, Class A1LR, (CME Term SOFR 3 Month + 1.32%), 4.99%, 07/15/2031 (e) (aa)	26	26
Wellfleet CLO 2021-1 Ltd., (Cayman Islands), Series 2021-1A, Class A1R, (CME Term SOFR 3 Month + 1.18%), 4.86%, 04/20/2034 (e) (aa)	1,400	1,401

Total Other ABS		56,351

Total Asset-Backed Securities (Cost $77,783)		77,584

Collateralized Mortgage Obligations — 1.9%
Agency Collateral CMO — 1.5%
FHLMC REMICS,
Series 3404, Class SA, IF, IO, (5.89% — United States 30 Day Average SOFR), 2.29%, 01/15/2038 (aa)	676	45
Series 3680, Class SA, IF, IO, (4.89% — United States 30 Day Average SOFR), 1.29%, 06/15/2040 (aa)	1,672	69

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)

Agency Collateral CMO — continued
Series 4023, Class S, IF, IO, (6.14% — United States 30 Day Average SOFR), 2.54%, 03/15/2042 (aa)	692	63
Series 4165, Class TI, IO, 3.00%, 12/15/2042	269	11
Series 4368, Class CZ, SUB, 3.75%, 11/15/2041	1,981	1,895
Series 4598, Class IK, IO, 3.50%, 03/15/2046	450	69
Series 4710, Class EI, IO, 3.50%, 11/15/2031	1,466	66
Series 4751, Class EF, (United States 30 Day Average SOFR + 0.36%), 3.96%, 05/15/2041 (aa)	1,591	1,572
Series 4764, Class WF, (United States 30 Day Average SOFR + 0.41%), 4.01%, 02/15/2048 (aa)	3,674	3,583
Series 4790, Class F, (United States 30 Day Average SOFR + 0.30%), 3.90%, 10/15/2043 (aa)	1,286	1,258
Series 4825, Class SE, IF, IO, (6.09% — United States 30 Day Average SOFR), 2.49%, 09/15/2048 (aa)	3,143	364
Series 4830, Class IL, IO, 4.50%, 04/15/2048	1,318	312
Series 4888, Class IB, IO, 4.00%, 03/15/2047	239	36
Series 4930, Class IP, IO, 3.50%, 09/25/2048	3,633	371
Series 4990, Class MI, IO, 4.00%, 07/25/2050	3,185	709
Series 5003, Class AS, IF, IO, (5.99% — United States 30 Day Average SOFR), 2.36%, 08/25/2050 (aa)	5,993	759
Series 5016, Class PI, IO, 3.00%, 09/25/2050	8,436	1,452
Series 5023, Class BI, IO, 2.00%, 10/25/2050	17,114	2,156
Series 5034, Class MI, IO, 2.00%, 11/25/2050	1,666	219
Series 5034, Class YI, IO, 4.00%, 11/25/2050	2,029	376
Series 5038, Class MI, IO, 4.00%, 11/25/2050	818	168
Series 5047, Class CI, IO, 2.00%, 12/25/2050	1,459	154
Series 5051, Class IP, IO, 3.00%, 12/25/2050	8,538	1,405
Series 5062, Class EI, IO, 2.00%, 01/25/2051	3,139	348

SEE NOTES TO FINANCIAL STATEMENTS.

48	SIX CIRCLES TRUST	JUNE 30, 2026

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)
Long Positions — continued
Collateralized Mortgage Obligations — continued
Agency Collateral CMO — continued
Series 5069, Class DI, IO, 3.50%, 02/25/2041	898	117
Series 5069, Class LI, IO, 2.50%, 02/25/2051	11,851	1,618
Series 5071, Class IN, IO, 4.00%, 08/25/2050	4,355	1,045
Series 5081, Class EI, IO, 2.50%, 03/25/2051	16,192	2,087
Series 5087, Class IL, IO, 3.00%, 03/25/2051	1,546	240
Series 5124, Class LI, IO, 4.50%, 07/25/2051	7,788	1,856
Series 5157, Class IA, IO, 3.00%, 10/25/2051	39,306	5,900
Series 5202, Class UI, IO, 3.50%, 01/25/2052	3,051	481
Series 5227, Class EI, IO, 4.00%, 04/25/2050	2,843	224
Series 5229, Class KI, IO, 4.50%, 08/25/2049	620	92
Series 5383, Class AF, (United States 30 Day Average SOFR + 1.00%), 4.65%, 08/15/2048 (aa)	573	578
Series 5444, Class FC, (United States 30 Day Average SOFR + 1.12%), 4.75%, 08/25/2054 (aa)	1,156	1,167
Series 5462, Class FA, (United States 30 Day Average SOFR + 1.10%), 4.73%, 10/25/2054 (aa)	209	210
Series 5478, Class FH, (United States 30 Day Average SOFR + 1.45%), 5.08%, 04/25/2054 (aa)	419	424
Series 5518, Class FC, (United States 30 Day Average SOFR + 1.32%), 4.95%, 03/25/2055 (aa)	128	129
Series 5534, Class FD, (United States 30 Day Average SOFR + 1.25%), 4.88%, 05/25/2055 (aa)	937	943
Series 5538, Class AF, (United States 30 Day Average SOFR + 1.30%), 4.93%, 03/25/2055 (aa)	2,320	2,340
Series 5542, Class FL, (United States 30 Day Average SOFR + 1.25%), 4.88%, 05/25/2055 (aa)	250	254
Series 5573, Class FB, (United States 30 Day Average SOFR + 0.90%), 4.53%, 09/25/2055 (aa)	6,380	6,421
Series 5593, Class FB, (United States 30 Day Average SOFR + 0.90%), 4.53%, 11/25/2055 (aa)	7,430	7,478
Series 5607, Class FA, (United States 30 Day Average SOFR + 0.90%), 4.53%, 12/25/2055 (aa)	3,429	3,444

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)

Agency Collateral CMO — continued
Series 5609, Class FC, (United States 30 Day Average SOFR + 0.87%), 4.50%, 12/25/2055 (aa)	6,438	6,454
FHLMC STRIPs,
Series 365, Class C2, IO, 4.00%, 06/15/2049	2,833	625
Series 399, Class C29, IO, 2.00%, 06/25/2052	8,217	1,008
Series 399, Class C30, IO, 2.00%, 06/25/2051	64,219	7,453
FNMA Interest STRIP,
Series 379, Class S56, IF, IO, (7.79% — United States 30 Day Average SOFR), 4.16%, 05/25/2037 (aa)	251	33
Series 405, Class 1, PO, Zero Coupon, 10/25/2040	211	167
Series 406, Class 23, IO, 6.00%, 11/25/2040 (z)	92	18
Series 413, Class C32, IO, 4.00%, 11/25/2039	1,006	147
Series 429, Class 161, IO, 2.00%, 03/25/2051	2,355	237
Series 429, Class 162, IO, 2.00%, 03/25/2051	1,827	184
Series 429, Class 163, IO, 2.00%, 02/25/2051	435	43
Series 429, Class 164, IO, 2.00%, 03/25/2051	801	82
FNMA REMICS,
Series 2001-25, Class FC, (United States 30 Day Average SOFR + 0.91%), 4.54%, 06/25/2031 (aa)	24	25
Series 2007-30, Class JS, IF, IO, (6.33% — United States 30 Day Average SOFR), 2.70%, 04/25/2037 (aa)	905	101
Series 2012-35, Class SP, IF, IO, (6.39% — United States 30 Day Average SOFR), 2.76%, 04/25/2042 (aa)	1,567	167
Series 2012-53, Class IO, IO, 3.50%, 05/25/2027	30	—	(h)
Series 2012-135, Class SB, IF, IO, (5.99% — United States 30 Day Average SOFR), 2.36%, 12/25/2042 (aa)	688	67
Series 2013-30, Class CA, 1.50%, 04/25/2043	942	788
Series 2013-109, Class BO, PO, Zero Coupon, 07/25/2043	411	248
Series 2014-47, Class FB, (United States 30 Day Average SOFR + 0.46%), 4.11%, 08/25/2054 (aa)	1,536	1,506

SEE NOTES TO FINANCIAL STATEMENTS.

JUNE 30, 2026	SIX CIRCLES TRUST	49

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JUNE 30, 2026 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)
Long Positions — continued
Collateralized Mortgage Obligations — continued
Agency Collateral CMO — continued
Series 2016-26, Class SY, IF, (6.77% — United States 30 Day Average SOFR), 0.00%, 11/25/2042 (aa)	514	334
Series 2016-40, Class EF, (United States 30 Day Average SOFR + 0.56%), 4.21%, 07/25/2046 (aa)	364	363
Series 2016-63, Class AS, IF, IO, (5.89% — United States 30 Day Average SOFR), 2.26%, 09/25/2046 (aa)	1,083	113
Series 2016-68, Class WI, IO, 1.97%, 10/25/2046 (z)	2,421	211
Series 2016-71, Class NI, IO, 3.50%, 04/25/2046	541	59
Series 2017-97, Class BF, (United States 30 Day Average SOFR + 0.41%), 4.04%, 12/25/2047 (aa)	3,372	3,311
Series 2018-67, Class HF, (United States 30 Day Average SOFR + 0.41%), 4.04%, 09/25/2048 (aa)	1,911	1,866
Series 2018-67, Class SH, IF, IO, (6.09% — United States 30 Day Average SOFR), 2.46%, 09/25/2048 (aa)	2,359	266
Series 2019-47, Class SI, IO, 1.90%, 08/25/2049 (z)	7,452	800
Series 2019-48, Class IB, IO, 0.65%, 06/25/2039 (z)	15,028	248
Series 2019-53, Class IA, IO, 2.02%, 09/25/2049 (z)	14,198	1,376
Series 2019-68, Class US, IF, IO, (5.89% — United States 30 Day Average SOFR), 2.26%, 11/25/2049 (aa)	5,309	635
Series 2019-78, Class DI, IO, 4.50%, 11/25/2049	433	77
Series 2020-29, Class SA, IO, 1.78%, 05/25/2050 (z)	3,164	175
Series 2020-33, Class IO, IO, 1.71%, 05/25/2050 (z)	7,255	407
Series 2020-42, Class CI, IO, 3.00%, 06/25/2050	10,107	1,793
Series 2020-60, Class BI, IO, 3.50%, 09/25/2050	9,108	1,849
Series 2020-68, Class CI, IO, 3.00%, 10/25/2050	6,938	1,214
Series 2020-74, Class PI, IO, 2.00%, 12/25/2049	8,026	936
Series 2020-89, Class IG, IO, 3.00%, 12/25/2050	1,199	199
Series 2020-89, Class IM, IO, 2.00%, 12/25/2050	8,358	1,104

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)

Agency Collateral CMO — continued
Series 2020-89, Class LI, IO, 3.00%, 12/25/2050	9,456	1,742
Series 2021-3, Class TI, IO, 2.50%, 02/25/2051	2,224	368
Series 2021-8, Class WI, IO, 2.28%, 03/25/2051 (z)	7,885	687
Series 2021-8, Class YF, (United States 30 Day Average SOFR + 0.20%), 3.85%, 03/25/2061 (aa)	4,957	4,950
Series 2021-36, Class YI, IO, 2.23%, 06/25/2061 (z)	9,452	808
Series 2022-52, Class IH, IO, 3.00%, 03/25/2051	8,385	1,368
Series 2024-10, Class AF, (United States 30 Day Average SOFR + 0.90%), 4.55%, 12/25/2050 (aa)	1,505	1,503
Series 2024-38, Class FA, (United States 30 Day Average SOFR + 0.80%), 4.45%, 01/25/2051 (aa)	4,065	4,080
Series 2024-70, Class AE, 4.50%, 08/25/2052	4,240	4,181
Series 2024-91, Class FA, (United States 30 Day Average SOFR + 1.20%), 4.83%, 12/25/2054 (aa)	574	581
Series 2024-94, Class FB, (United States 30 Day Average SOFR + 1.42%), 5.05%, 12/25/2054 (aa)	466	471
Series 2024-103, Class FH, (United States 30 Day Average SOFR + 1.25%), 4.88%, 01/25/2055 (aa)	354	356
Series 2025-68, Class FA, (United States 30 Day Average SOFR + 1.15%), 4.78%, 08/25/2055 (aa)	1,822	1,841
Series 2025-79, Class FA, (United States 30 Day Average SOFR + 1.25%), 4.88%, 10/25/2055 (aa)	2,315	2,331
Series 2025-92, Class FA, (United States 30 Day Average SOFR + 1.20%), 4.83%, 11/25/2055 (aa)	3,060	3,097
Series 2025-93, Class FA, (United States 30 Day Average SOFR + 1.10%), 4.73%, 11/25/2055 (aa)	2,107	2,114
GNMA,
Series 2015-H03, Class FA, (CME Term SOFR 1 Month + 0.61%), 4.26%, 12/20/2064 (aa)	8	8
Series 2015-H33, Class FA, (CME Term SOFR 1 Month + 0.77%), 4.42%, 12/20/2065 (aa)	2,539	2,545
Series 2017-H03, Class HA, 3.00%, 01/20/2067	920	896
Series 2018-H01, Class FA, (CME Term SOFR 1 Year + 0.87%), 4.39%, 01/20/2068 (aa)	1,456	1,459

SEE NOTES TO FINANCIAL STATEMENTS.

50	SIX CIRCLES TRUST	JUNE 30, 2026

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)
Long Positions — continued
Collateralized Mortgage Obligations — continued
Agency Collateral CMO — continued
Series 2018-H11, Class FJ, (CME Term SOFR 1 Year + 0.80%), 4.86%, 06/20/2068 (aa)	159	160
Series 2019-65, Class ID, IO, 4.00%, 02/20/2049	894	106
Series 2019-H01, Class FV, (CME Term SOFR 1 Year + 0.97%), 4.49%, 12/20/2068 (aa)	71	71
Series 2019-H02, Class JA, 3.50%, 12/20/2068	1,536	1,465
Series 2019-H06, Class PT, 3.50%, 01/20/2069 (z)	1,392	1,344
Series 2019-H08, Class FE, (CME Term SOFR 1 Month + 0.76%), 4.41%, 01/20/2069 (aa)	4,254	4,258
Series 2019-H15, Class GA, 2.25%, 08/20/2069	50	49
Series 2019-H16, Class FD, (CME Term SOFR 1 Month + 0.91%), 4.56%, 10/20/2069 (aa)	1,956	1,977
Series 2020-142, Class LI, IO, 2.50%, 09/20/2050	8,433	1,174
Series 2020-142, Class MT, IF, IO, (6.04% — CME Term SOFR 1 Month), 0.05%, 07/20/2047 (aa)	9,639	17
Series 2020-142, Class TN, IF, IO, (6.09% — CME Term SOFR 1 Month), 0.10%, 09/20/2047 (aa)	13,032	49
Series 2020-176, Class FW, (CME Term SOFR 1 Month + 0.41%), 4.00%, 11/20/2050 (aa)	2,209	2,023
Series 2020-H12, Class F, (CME Term SOFR 1 Month + 0.61%), 4.26%, 07/20/2070 (aa)	1,331	1,328
Series 2020-H13, Class FA, (CME Term SOFR 1 Month + 0.56%), 4.21%, 07/20/2070 (aa)	8,467	8,400
Series 2020-H14, Class FH, (CME Term SOFR 1 Month + 1.36%), 5.01%, 08/20/2070 (aa)	6,480	6,616
Series 2020-H15, Class FH, (CME Term SOFR 1 Month + 1.16%), 4.81%, 07/20/2070 (aa)	2,307	2,351
Series 2020-H15, Class FK, (CME Term SOFR 1 Month + 1.36%), 5.01%, 04/20/2070 (aa)	4,311	4,394
Series 2020-H16, Class FN, (CME Term SOFR 1 Month + 1.36%), 5.01%, 09/20/2070 (aa)	1,583	1,616
Series 2020-H20, Class FA, (CME Term SOFR 1 Month + 0.46%), 4.11%, 04/20/2070 (aa)	102	101

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)

Agency Collateral CMO — continued
Series 2021-23, Class GI, IO, 2.00%, 02/20/2051	9,370	1,120
Series 2021-44, Class TF, (United States 30 Day Average SOFR + 0.30%), 3.91%, 03/20/2051 (aa)	2,054	1,909
Series 2021-122, Class IT, IO, 2.50%, 07/20/2051	9,415	1,339
Series 2021-206, Class IG, IO, 2.50%, 09/20/2051	7,788	619
Series 2021-223, Class QI, IO, 2.50%, 10/20/2051	8,132	832
Series 2021-H03, Class ML, 5.92%, 01/20/2071 (z)	2,849	2,878
Series 2021-H05, Class FJ, (United States 30 Day Average SOFR + 0.75%), 4.36%, 03/20/2071 (aa)	198	199
Series 2021-H12, Class DF, (United States 30 Day Average SOFR + 1.50%), 5.11%, 08/20/2071 (aa)	1,925	1,983
Series 2021-H14, Class HF, (United States 30 Day Average SOFR + 1.50%), 5.11%, 09/20/2071 (aa)	7,330	7,544
Series 2021-H15, Class HB, 1.25%, 09/20/2065	90	80
Series 2021-H16, Class F, (United States 30 Day Average SOFR + 1.50%), 5.11%, 09/20/2071 (aa)	9,542	9,698
Series 2022-H09, Class FA, (United States 30 Day Average SOFR + 0.67%), 4.28%, 04/20/2072 (aa)	1,070	1,074
Series 2022-H20, Class FA, (United States 30 Day Average SOFR + 0.80%), 4.41%, 08/20/2072 (aa)	164	164
Series 2023-H02, Class FA, (United States 30 Day Average SOFR + 0.90%), 4.51%, 01/20/2073 (aa)	2,727	2,760
Series 2023-H02, Class FL, (United States 30 Day Average SOFR + 0.90%), 4.51%, 01/20/2073 (aa)	8,035	8,130
Series 2023-H02, Class JF, (United States 30 Day Average SOFR + 0.90%), 4.51%, 01/20/2073 (aa)	6,200	6,276
Series 2023-H03, Class FA, (United States 30 Day Average SOFR + 0.87%), 4.48%, 02/20/2073 (aa)	10,915	11,034
Series 2023-H09, Class FA, (United States 30 Day Average SOFR + 0.80%), 4.41%, 04/20/2073 (aa)	1,717	1,731
Series 2023-H11, Class FC, (United States 30 Day Average SOFR + 1.10%), 4.71%, 05/20/2073 (aa)	7,972	8,147
Series 2023-H11, Class FD, (United States 30 Day Average SOFR + 1.15%), 4.76%, 05/20/2073 (aa)	1,378	1,406

SEE NOTES TO FINANCIAL STATEMENTS.

JUNE 30, 2026	SIX CIRCLES TRUST	51

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JUNE 30, 2026 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)
Long Positions — continued
Collateralized Mortgage Obligations — continued
Agency Collateral CMO — continued
Series 2023-H15, Class FB, (United States 30 Day Average SOFR + 1.00%), 4.61%, 03/20/2073 (aa)	1,984	2,013
Series 2023-H27, Class FD, (United States 30 Day Average SOFR + 1.10%), 4.71%, 11/20/2073 (aa)	4,304	4,404
Series 2024-H01, Class FB, (United States 30 Day Average SOFR + 0.90%), 4.51%, 01/20/2074 (aa)	2,685	2,721
Series 2024-H02, Class FH, (United States 30 Day Average SOFR + 0.93%), 4.54%, 01/20/2074 (aa)	4,794	4,866
Series 2024-H02, Class FJ, (United States 30 Day Average SOFR + 1.00%), 4.61%, 12/20/2073 (aa)	3,741	3,799
Series 2024-H07, Class FC, (United States 30 Day Average SOFR + 0.65%), 4.26%, 02/20/2074 (aa)	1,394	1,397
Series 2024-H11, Class FD, (United States 30 Day Average SOFR + 0.90%), 4.51%, 07/20/2074 (aa)	2,905	2,945
Series 2025-1, Class NF, (United States 30 Day Average SOFR + 1.10%), 4.71%, 01/20/2055 (aa)	190	191
Series 2025-79, Class NA, 3.50%, 11/20/2049	2,824	2,721
Series 2025-H24, Class FA, (United States 30 Day Average SOFR + 0.73%), 4.34%, 02/20/2073 (aa)	7,836	7,883
Series 2026-H01, Class FL, (United States 30 Day Average SOFR + 0.75%), 4.36%, 11/20/2075 (aa)	11,188	11,263
Series 2026-H02, Class FA, (United States 30 Day Average SOFR + 0.75%), 4.36%, 01/20/2076 (aa)	4,178	4,206

Total Agency Collateral CMO		281,414

Agency Collateral PAC CMO — 0.0% (g)
FHLMC REMICS,
Series 4056, Class GS, IF, IO, (6.54% — United States 30 Day Average SOFR), 2.94%, 12/15/2041 (aa)	205	17
Series 4134, Class PI, IO, 3.00%, 11/15/2042	335	31
Series 4147, Class JI, IO, 3.50%, 12/15/2032	2,561	164
Series 4881, Class IK, IO, 4.00%, 05/15/2049	1,253	240
Series 5013, Class IQ, IO, 3.50%, 09/25/2050	3,752	606
Series 5045, Class DI, IO, 2.50%, 11/25/2050	2,252	317

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)

Agency Collateral PAC CMO — continued
Series 5056, Class PI, IO, 2.50%, 12/25/2050	6,694	883
Series 5065, Class IG, IO, 3.00%, 01/25/2051	2,647	470
Series 5109, Class IE, IO, 2.50%, 05/25/2051	848	103
Series 5210, Class AI, IO, 3.50%, 01/25/2042	3,031	325
FNMA REMICS,
Series 2018-77, Class PF, (United States 30 Day Average SOFR + 0.41%), 4.04%, 10/25/2048 (aa)	1,514	1,480
Series 2020-86, Class PI, IO, 2.50%, 12/25/2050	2,667	398
Series 2020-99, Class IQ, IO, 3.00%, 01/25/2051	767	131
Series 2021-47, Class PI, IO, 2.50%, 07/25/2051	536	61

Total Agency Collateral PAC CMO		5,226

Agency Collateral Supp CMO — 0.0% (g)
FNMA REMICS, Series 2014-34, Class US, IF, (8.37% — United States 30 Day Average SOFR), 1.12%, 06/25/2044 (aa)	66	54

WL Collateral CMO — 0.4%
Angel Oak Mortgage Trust, Series 2025-11, Class A1, 4.98%, 10/25/2070 (e) (z)	1,837	1,820
BRAVO Residential Funding Trust, Series 2026-NQM6, Class A1, 5.52%, 05/25/2066 (e)	1,400	1,400
Citigroup Mortgage Loan Trust,
Series 2021-INV1, Class A3A, 2.50%, 05/25/2051 (e) (z)	4,947	4,098
Series 2021-INV3, Class A11, (United States 30 Day Average SOFR + 0.85%), 4.48%, 05/25/2051 (e) (aa)	351	327
COLT Mortgage Loan Trust, Series 2026-3, Class A1, 5.12%, 05/25/2071 (e) (z)	1,984	1,970
Cross Mortgage Trust,
Series 2026-NQM1, Class A1, 4.70%, 02/25/2061 (e) (z)	665	655
Series 2026-NQM7, Class A1, 5.46%, 06/25/2071 (e) (z)	1,680	1,676
GCAT Trust, Series 2026-NQM2, Class A1, 5.45%, 02/25/2071 (e) (z)	876	875
GS Mortgage-Backed Securities Trust,
Series 2021-GR2, Class A2, 2.50%, 02/25/2052 (e) (z)	887	733
Series 2026-NQM1, Class A1, 4.87%, 03/25/2066 (e) (z)	620	612
IMS Ecuadorian Mortgage Trust, Series 2021-1, Class GA, 3.40%, 08/18/2043 (e)	985	935

SEE NOTES TO FINANCIAL STATEMENTS.

52	SIX CIRCLES TRUST	JUNE 30, 2026

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)
Long Positions — continued
Collateralized Mortgage Obligations — continued
WL Collateral CMO — continued
MFA Trust, Series 2020-NQM2, Class A1, 1.38%, 04/25/2065 (e) (z)	703	693
Morgan Stanley Residential Mortgage Loan Trust,
Series 2021-6, Class A6, (United States 30 Day Average SOFR + 0.85%), 4.46%, 09/25/2051 (e) (aa)	1,511	1,411
Series 2026-INV1, Class A9, (United States 30 Day Average SOFR + 1.15%), 4.78%, 02/25/2061 (e) (aa)	9,293	9,223
Series 2026-INV2, Class A10, (United States 30 Day Average SOFR + 1.70%), 5.33%, 06/26/2056 (e) (aa)	4,748	4,748
Series 2026-NQM1, Class A1, 4.81%, 12/25/2070 (e) (z)	654	645
Series 2026-NQM3, Class A1, 5.21%, 03/25/2071 (e) (z)	1,145	1,139
New Residential Mortgage Loan Trust,
Series 2026-NQM3, Class A1, 4.83%, 02/25/2066 (e) (z)	1,353	1,336
Series 2026-NQM6, Class A1, 5.29%, 05/25/2066 (e) (z)	983	978
OBX Trust,
Series 2021-INV2, Class A11, (United States 30 Day Average SOFR + 0.90%), 4.53%, 10/25/2051 (e) (aa)	368	344
Series 2024-NQM17, Class A1, 5.61%, 11/25/2064 (e) (z)	2,949	2,956
Series 2026-NQM2, Class A1, 4.82%, 12/01/2065 (e) (z)	764	758
Series 2026-NQM4, Class A1, 5.17%, 02/25/2066 (e) (z)	1,349	1,342
Series 2026-NQM5, Class A1, 5.32%, 01/25/2066 (e) (z)	1,343	1,340
Series 2026-NQM6, Class A1, 5.06%, 04/26/2066 (e) (z)	1,948	1,934
Series 2026-NQM7, Class A1, 5.22%, 04/25/2066 (e) (z)	1,184	1,177
Series 2026-NQM8, Class A1, 5.30%, 05/25/2066 (e) (z)	1,300	1,295
PMT Loan Trust,
Series 2021-INV1, Class A11, (United States 30 Day Average SOFR + 0.90%), 4.51%, 07/25/2051 (e) (aa)	7,212	6,753
Series 2021-INV1, Class A3, 2.50%, 07/25/2051 (e) (z)	3,427	2,837
PRET Trust, Series 2024-RPL1, Class A1, 3.90%, 10/25/2063 (e) (z)	732	696
PRPM, Series 2024-NQM3, Class A1, SUB, 5.23%, 08/25/2069 (e)	2,888	2,881
PRPM Trust, Series 2024-NQM2, Class A1, SUB, 6.33%, 06/25/2069 (e)	612	615

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)

WL Collateral CMO — continued
Verus Securitization Trust, Series 2026-3, Class A1, 4.93%, 03/25/2071 (e) (z)	1,265	1,254

Total WL Collateral CMO		61,456

Total Collateralized Mortgage Obligations (Cost $364,537)		348,150

Commercial Mortgage-Backed Securities — 0.3%
Commercial MBS — 0.3%
BANK,
Series 2017-BNK7, Class AS, 3.75%, 09/15/2060	750	728
Series 2018-BN13, Class A5, 4.22%, 08/15/2061 (z)	500	494
Series 2018-BN15, Class A4, 4.41%, 11/15/2061 (z)	1,235	1,222
Series 2024-BNK47, Class A5, 5.72%, 06/15/2057	1,660	1,731
Barclays Commercial Mortgage Trust,
Series 2019-C5, Class A4, 3.06%, 11/15/2052	1,000	946
Series 2019-C5, Class ASB, 2.99%, 11/15/2052	301	296
BBCMS Mortgage Trust,
Series 2020-C6, Class ASB, 2.60%, 02/15/2053	435	421
Series 2020-C7, Class A5, 2.04%, 04/15/2053	210	189
BCP Trust, Series 2021-330N, Class A, (CME Term SOFR 1 Month + 0.91%), 4.54%, 06/15/2038 (e) (aa)	2,800	2,594
Benchmark Mortgage Trust,
Series 2020-B16, Class AM, 2.94%, 02/15/2053 (z)	350	320
Series 2020-B17, Class A5, 2.29%, 03/15/2053	500	450
Series 2020-B20, Class A5, 2.03%, 10/15/2053	750	664
BMO Mortgage Trust, Series 2023-C5, Class A5, 5.77%, 06/15/2056	832	859
BWAY Mortgage Trust, Series 2021-1450, Class A, (CME Term SOFR 1 Month + 1.36%), 4.99%, 09/15/2036 (e) (aa)	4,600	4,566
BX Commercial Mortgage Trust, Series 2021-21M, Class A, (CME Term SOFR 1 Month + 0.84%), 4.47%, 10/15/2036 (e) (aa)	395	395
CD Mortgage Trust, Series 2017-CD5, Class AAB, 3.22%, 08/15/2050	136	135
CGMS Commercial Mortgage Trust, Series 2017-B1, Class A4, 3.46%, 08/15/2050	1,100	1,084
Citigroup Commercial Mortgage Trust, Series 2019-GC41, Class AS, 3.02%, 08/10/2056	250	231

SEE NOTES TO FINANCIAL STATEMENTS.

JUNE 30, 2026	SIX CIRCLES TRUST	53

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JUNE 30, 2026 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)
Long Positions — continued
Commercial Mortgage-Backed Securities — continued
Commercial MBS — continued
CSMC, Series 2020-FACT, Class A, (CME Term SOFR 1 Month + 1.96%), 5.59%, 10/15/2037 (e) (aa)	2,100	2,079
FHLMC Multifamily Structured Pass Through Certificates,
Series K057, Class A2, 2.57%, 07/25/2026	177	177
Series K063, Class A2, 3.43%, 01/25/2027 (z)	984	979
Series K071, Class A2, 3.29%, 11/25/2027	500	493
Series K073, Class A2, 3.35%, 01/25/2028	1,000	985
Series K075, Class A2, 3.65%, 02/25/2028 (z)	496	490
Series K094, Class A2, 2.90%, 06/25/2029	112	107
Series K103, Class A2, 2.65%, 11/25/2029	500	472
Series K108, Class A2, 1.52%, 03/25/2030	304	275
Series K117, Class A2, 1.41%, 08/25/2030	1,500	1,331
Series K118, Class A2, 1.49%, 09/25/2030	500	444
Series K755, Class A2, 5.20%, 02/25/2031	2,000	2,057
Series KJ50, Class A2, 4.23%, 10/25/2034 (z)	5,900	5,770
Series Q034, Class APT2, 3.00%, 07/25/2054 (z)	5,188	5,030
Series K-152, Class A2, 3.78%, 11/25/2032 (z)	2,500	2,396
Series K-161, Class A2, 4.90%, 10/25/2033 (z)	1,500	1,526
FNMA-ACES,
Series 2017-M11, Class A2, 2.98%, 08/25/2029	818	786
Series 2017-M12, Class A2, 3.17%, 06/25/2027 (z)	67	66
Series 2017-M13, Class A2, 3.03%, 09/25/2027 (z)	443	436
Series 2018-M8, Class A2, 3.42%, 06/25/2028 (z)	754	740
Series 2020-M46, Class A2, 1.32%, 05/25/2030	967	873
GS Mortgage Securities Trust, Series 2019-GSA1, Class A4, 3.05%, 11/10/2052	250	237
INCREF 2026-Fl3 LLC, Series 2026-FL3, Class A, (CME Term SOFR 1 Month + 1.40%), 5.05%, 01/19/2044 (e) (aa)	1,400	1,402
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2016-C32, Class A4, 3.72%, 12/15/2049	1,000	995

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)

Commercial MBS — continued
UBS Commercial Mortgage Trust,
Series 2018-C11, Class AS, 4.49%, 06/15/2051 (z)		1,463	1,430
Series 2018-C11, Class ASB, 4.12%, 06/15/2051		234	233
Series 2018-C12, Class A5, 4.30%, 08/15/2051		1,380	1,362
Wells Fargo Commercial Mortgage Trust,
Series 2017-C39, Class A5, 3.42%, 09/15/2050		1,000	982
Series 2017-C40, Class A4, 3.58%, 10/15/2050		550	543
Series 2018-C44, Class A5, 4.21%, 05/15/2051		1,000	986
Series 2021-C60, Class A4, 2.34%, 08/15/2054		550	488

Total Commercial MBS			53,495

Total Commercial Mortgage-Backed Securities (Cost $55,916)			53,495

Corporate Bonds — 13.9%
Basic Materials — 0.4%
Chemicals — 0.2%
Air Liquide Finance SA, (France), Reg. S, 2.63%, 11/05/2029	EUR	3,300	3,726
Air Products and Chemicals, Inc.,
0.80%, 05/05/2032	EUR	2,046	2,020
2.05%, 05/15/2030		45	41
2.80%, 05/15/2050		13	8
3.25%, 06/16/2032	EUR	5,800	6,566
4.00%, 03/03/2035	EUR	900	1,054
Dow Chemical Co. (The), 1.88%, 03/15/2040	EUR	3,085	2,557
DSM BV, (Netherlands), Reg. S, 0.63%, 06/23/2032	EUR	273	266
DuPont de Nemours, Inc., 4.73%, 11/15/2028 (e)		370	370
Ecolab, Inc.,
1.30%, 01/30/2031		18	15
2.13%, 02/01/2032		75	66
2.70%, 12/15/2051		6	4
Linde Finance BV, (Netherlands), Reg. S, 0.25%, 05/19/2027	EUR	200	223
Linde plc, (Ireland),
Reg. S, 0.00%, 09/30/2026	EUR	500	567
Reg. S, 1.38%, 03/31/2031	EUR	300	317
Reg. S, 3.38%, 06/04/2030	EUR	400	461
Reg. S, 3.63%, 06/12/2034	EUR	800	924
Reg. S, 3.75%, 06/04/2044	EUR	300	325
Nutrien Ltd., (Canada),
4.13%, 03/15/2035		805	741
5.25%, 03/12/2032		1,000	1,018
RPM International, Inc., 2.95%, 01/15/2032		50	45

SEE NOTES TO FINANCIAL STATEMENTS.

54	SIX CIRCLES TRUST	JUNE 30, 2026

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)
Long Positions — continued
Corporate Bonds — continued
Chemicals — continued
3.75%, 03/15/2027		190	189
4.25%, 01/15/2048		48	39
4.55%, 03/01/2029		50	50
Sherwin-Williams Co. (The), 4.80%, 09/01/2031		20	20
Solvay SA, (Belgium), Reg. S, 4.25%, 10/03/2031	EUR	4,900	5,725
Yara International ASA, (Norway), 3.15%, 06/04/2030 (e)		2,000	1,872

			29,209

Iron/Steel — 0.0% (g)
ArcelorMittal SA, (Luxembourg),
Reg. S, 3.25%, 09/30/2030	EUR	335	381
Reg. S, 3.50%, 12/13/2031	EUR	110	126
Steel Dynamics, Inc., 3.25%, 01/15/2031		120	112

			619

Mining — 0.2%
Anglo American Capital plc, (United Kingdom), Reg. S, 4.75%, 09/21/2032	EUR	1,095	1,324
Barrick PD Australia Finance Pty Ltd., (Australia), 5.95%, 10/15/2039		920	957
BHP Billiton Finance Ltd., (Australia),
Reg. S, 3.18%, 09/04/2031	EUR	2,317	2,621
Series 17, Reg. S, 1.50%, 04/29/2030	EUR	1,539	1,649
BHP Billiton Finance USA Ltd., (Australia), 5.30%, 02/21/2035		1,510	1,541
Freeport-McMoRan, Inc.,
4.13%, 03/01/2028		1,500	1,486
5.40%, 11/14/2034		41	42
5.45%, 03/15/2043		65	63
Glencore Capital Finance DAC, (Ireland),
Reg. S, 3.67%, 10/06/2032	EUR	1,504	1,719
Reg. S, 3.75%, 02/04/2032	EUR	5,532	6,377
Reg. S, 4.15%, 04/29/2031	EUR	800	940
Kinross Gold Corp., (Canada), 6.25%, 07/15/2033		1,070	1,129
Newmont Corp. / Newcrest Finance Pty Ltd., 5.35%, 03/15/2034		450	462
Norsk Hydro ASA, (Norway),
Reg. S, 2.00%, 04/11/2029	EUR	1,469	1,628
Reg. S, 3.63%, 01/23/2032	EUR	4,800	5,515
Rio Tinto Finance USA Ltd., (Australia), 2.75%, 11/02/2051		26	16
Rio Tinto Finance USA plc, (United Kingdom),
4.88%, 03/14/2030		800	808
5.00%, 03/14/2032		720	728
5.25%, 03/14/2035		70	71
5.75%, 03/14/2055		50	51
Silfin NV, (Belgium), Reg. S, 5.13%, 07/17/2030	EUR	2,500	2,992

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)

Mining — continued
Southern Copper Corp.,
5.25%, 11/08/2042		100	94
5.35%, 06/24/2036		200	199
6.75%, 04/16/2040		28	31
Yamana Gold, Inc., (Canada), 2.63%, 08/15/2031		2,705	2,415

			34,858

Total Basic Materials			64,686

Communications — 0.8%
Advertising — 0.0% (g)
Omnicom Group, Inc.,
5.00%, 06/02/2033		30	29
5.30%, 11/01/2034		62	62
Publicis Groupe SA, (France), Reg. S, 3.38%, 06/12/2032	EUR	100	113

			204

Internet — 0.3%
Airbnb, Inc., 5.25%, 03/16/2036		80	80
Alibaba Group Holding Ltd., (Cayman Islands), 5.25%, 05/26/2035		175	179
Alphabet, Inc.,
1.90%, 08/15/2040		700	466
2.25%, 08/15/2060		359	181
3.88%, 05/06/2045	EUR	1,400	1,510
4.00%, 11/06/2044	EUR	4,100	4,551
4.10%, 05/11/2039	EUR	5,038	5,870
4.13%, 02/13/2029	GBP	1,800	2,367
4.50%, 05/11/2045	EUR	2,400	2,803
4.70%, 11/15/2035		210	206
5.30%, 05/15/2065		40	37
5.35%, 11/15/2045		255	248
5.45%, 11/15/2055		430	413
5.50%, 11/13/2041	GBP	1,100	1,407
5.65%, 02/15/2056		120	119
5.70%, 11/15/2075		125	121
5.75%, 02/15/2066		65	65
5.88%, 02/13/2058	GBP	600	757
Amazon.com, Inc.,
3.70%, 03/16/2035	EUR	2,200	2,530
4.45%, 03/16/2045	EUR	1,500	1,733
4.88%, 03/13/2036		278	274
5.65%, 03/13/2046		60	59
5.95%, 03/13/2066		605	604
6.05%, 03/13/2076		665	666
AppLovin Corp.,
5.38%, 12/01/2031		100	101
5.50%, 12/01/2034		71	72
Beignet Investor LLC, 6.58%, 05/30/2049 (e)		2,539	2,596
Booking Holdings, Inc.,
3.50%, 05/11/2030	EUR	1,700	1,956
4.13%, 05/09/2038	EUR	800	910
4.50%, 05/11/2039	EUR	1,200	1,391
Expedia Group, Inc., 4.63%, 08/01/2027		700	700
MercadoLibre, Inc., 4.90%, 01/15/2033		92	90

SEE NOTES TO FINANCIAL STATEMENTS.

JUNE 30, 2026	SIX CIRCLES TRUST	55

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JUNE 30, 2026 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)
Long Positions — continued
Corporate Bonds — continued
Internet — continued
Meta Platforms, Inc.,
4.88%, 11/15/2035		70	68
5.50%, 11/15/2045		885	824
5.63%, 11/15/2055		511	465
5.75%, 11/15/2065		280	253
6.20%, 05/15/2046		2,430	2,439
6.30%, 05/15/2056		105	105
6.45%, 05/15/2066		2,035	2,022
Netflix, Inc., 5.40%, 08/15/2054		20	19
Prosus NV, (Netherlands),
Reg. S, 1.54%, 08/03/2028	EUR	1,000	1,099
Reg. S, 2.78%, 01/19/2034	EUR	700	730
Uber Technologies, Inc.,
4.80%, 09/15/2035		15	15
5.35%, 09/15/2054		15	14
VeriSign, Inc.,
2.70%, 06/15/2031		129	116
5.25%, 06/01/2032		86	86

			43,317

Media — 0.1%
Charter Communications Operating LLC / Charter Communications Operating Capital,
3.50%, 03/01/2042		914	634
3.95%, 06/30/2062		405	241
5.13%, 07/01/2049		1,245	965
5.75%, 04/01/2048		410	346
6.65%, 02/01/2034		1,550	1,593
Comcast Corp.,
0.25%, 09/14/2029	EUR	3,100	3,253
1.50%, 02/15/2031		90	78
1.88%, 02/20/2036	GBP	575	550
1.95%, 01/15/2031		2,995	2,649
2.94%, 11/01/2056		12	7
3.20%, 07/15/2036		5	4
4.25%, 10/15/2030		40	39
Cox Communications, Inc., 5.45%, 09/01/2034 (e)		985	939
FactSet Research Systems, Inc., 2.90%, 03/01/2027		950	938
Informa plc, (United Kingdom), Reg. S, 3.13%, 07/05/2026	GBP	1,100	1,459
News Corp., 3.88%, 05/15/2029 (e)		1,318	1,279
Pearson Funding plc, (United Kingdom), Reg. S, 5.38%, 09/12/2034	GBP	1,100	1,426
RAI-Radiotelevisione Italiana SpA, (Italy), Reg. S, 4.38%, 07/10/2029	EUR	400	469
Space Exploration Technologies Corp.,
5.35%, 07/15/2031 (e)		1,340	1,338
5.65%, 07/15/2033 (e)		310	309
5.88%, 07/15/2036 (e)		80	79
6.65%, 07/15/2056 (e)		300	290
TDF Infrastructure SAS, (France),
Reg. S, 1.75%, 12/01/2029	EUR	2,300	2,469
Reg. S, 3.63%, 12/16/2030	EUR	1,700	1,930

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)

Media — continued
Time Warner Cable LLC,
4.50%, 09/15/2042		220	166
5.50%, 09/01/2041		800	686

			24,136

Telecommunications — 0.4%
America Movil BV, (Netherlands), Reg. S, 3.00%, 09/30/2030	EUR	500	565
America Movil SAB de CV, (Mexico),
2.13%, 03/10/2028	EUR	1,300	1,463
4.38%, 08/07/2041	GBP	1,500	1,654
4.70%, 07/21/2032		200	198
5.00%, 10/27/2026	GBP	1,200	1,595
AT&T, Inc.,
2.05%, 05/19/2032	EUR	200	211
3.50%, 06/01/2041		2,140	1,650
3.65%, 06/01/2051		1,800	1,230
4.25%, 06/01/2043	GBP	200	205
4.30%, 12/15/2042		12	10
5.40%, 02/15/2034		1,280	1,300
5.70%, 11/01/2054		87	81
7.00%, 04/30/2040	GBP	400	565
Beacon Point DC LLC, 6.13%, 11/30/2042 (e)		750	758
Chorus Ltd., (New Zealand), Reg. S, 3.63%, 09/07/2029	EUR	3,768	4,349
Cipher Compute LLC, 7.13%, 11/15/2030 (e)		325	338
Cisco Systems, Inc.,
5.10%, 02/24/2035		71	72
5.50%, 02/24/2055		20	20
Deutsche Telekom International Finance BV, (Netherlands),
8.25%, 06/15/2030		102	115
9.25%, 06/01/2032		24	29
Elisa OYJ, (Finland), Reg. S, 2.88%, 05/14/2030	EUR	875	986
Emirates Telecommunications Group Co. PJSC, (United Arab Emirates), Reg. S, 0.88%, 05/17/2033	EUR	1,600	1,537
HUT 8 DC LLC, 6.19%, 11/15/2042 (e)		565	573
Koninklijke KPN NV, (Netherlands),
Reg. S, 3.38%, 02/17/2035	EUR	400	445
Reg. S, 3.50%, 05/12/2034	EUR	500	566
Reg. S, 3.88%, 07/03/2031	EUR	200	234
Motorola Solutions, Inc.,
2.75%, 05/24/2031		140	127
5.40%, 04/15/2034		1,180	1,196
NBN Co. Ltd., (Australia),
Reg. S, 5.35%, 03/06/2035	AUD	500	341
Reg. S, 5.85%, 03/19/2036	AUD	600	421
NTT Finance Corp., (Japan),
2.91%, 03/16/2029 (e)	EUR	1,900	2,155
Reg. S, 4.09%, 07/16/2037	EUR	500	575
4.57%, 07/16/2027 (e)		1,080	1,081
4.88%, 07/16/2030 (e)		1,395	1,393

SEE NOTES TO FINANCIAL STATEMENTS.

56	SIX CIRCLES TRUST	JUNE 30, 2026

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)
Long Positions — continued
Corporate Bonds — continued
Telecommunications — continued
Optus Finance Pty Ltd., (Australia), Reg. S, 1.00%, 06/20/2029	EUR	1,400	1,499
Orange SA, (France),
Reg. S, 3.25%, 01/15/2032	GBP	1,100	1,336
9.00%, 03/01/2031		120	140
OTE plc, (United Kingdom), Reg. S, 0.88%, 09/24/2026	EUR	100	114
Proximus SADP, (Belgium),
Reg. S, 0.75%, 11/17/2036	EUR	200	174
Reg. S, 3.75%, 03/27/2034	EUR	400	459
Reg. S, 3.75%, 04/08/2035	EUR	200	228
Reg. S, 4.00%, 03/08/2030	EUR	200	234
Reg. S, 4.13%, 11/17/2033	EUR	300	353
RD Michigan Property Owner I LLC, 7.50%, 03/30/2045 (e)		115	115
Rogers Communications, Inc., (Canada), 5.30%, 02/15/2034		1,550	1,539
Sprint Capital Corp.,
6.88%, 11/15/2028		2,588	2,712
8.75%, 03/15/2032		90	106
Swisscom AG, (Switzerland), Reg. S, 0.13%, 09/15/2032	CHF	430	519
Swisscom Finance BV, (Netherlands), Reg. S, 3.88%, 05/29/2044	EUR	2,875	3,177
Telefonaktiebolaget LM Ericsson, (Sweden), Reg. S, 1.00%, 05/26/2029	EUR	5,130	5,511
Telekom Finanzmanagement GmbH, (Austria), Reg. S, 1.50%, 12/07/2026	EUR	200	227
Telenor ASA, (Norway), Reg. S, 3.38%, 04/01/2032	EUR	8,575	9,812
Telia Co. AB, (Sweden), Reg. S, 2.13%, 02/20/2034	EUR	700	724
Telstra Group Ltd., (Australia),
Reg. S, 1.38%, 03/26/2029	EUR	223	244
Reg. S, 3.38%, 03/02/2035	EUR	597	673
Reg. S, 3.50%, 09/03/2036	EUR	185	208
T-Mobile USA, Inc.,
2.70%, 03/15/2032		64	57
3.00%, 02/15/2041		60	44
3.30%, 02/15/2051		10	7
3.60%, 11/15/2060		174	113
3.88%, 04/15/2030		3,475	3,369
4.38%, 04/15/2040		272	241
4.50%, 04/15/2050		100	81
5.15%, 04/15/2034		10	10
5.30%, 05/15/2035		44	44
5.50%, 01/15/2055		105	97
5.88%, 11/15/2055		24	23
Verizon Communications, Inc.,
1.68%, 10/30/2030		8	7
2.50%, 04/08/2031	GBP	1,000	1,189
2.55%, 03/21/2031		437	397
2.65%, 11/20/2040		655	464
3.88%, 03/01/2052		370	272
4.02%, 12/03/2029		2	2

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)

Telecommunications — continued
(ICE EURIBOR Swap Rate 5 Year + 1.72%), 4.25%, 08/15/2056 (aa)	EUR	4,300	4,878
4.78%, 02/15/2035		40	39
(UK Gilts 5 Year + 1.82%), 5.74%, 06/15/2056 (aa)	GBP	3,200	4,221
5.88%, 11/30/2055		2,100	2,043
(CMT Index 5 Year + 1.81%), 6.05%, 05/14/2058 (aa)		95	96

			75,836

Total Communications			143,493

Consumer Cyclical — 0.8%
Airlines — 0.0% (g)
Delta Air Lines, Inc. / SkyMiles IP Ltd., (Multinational), 4.75%, 10/20/2028 (e)		2,359	2,356
Southwest Airlines Co., 5.13%, 06/15/2027		1,150	1,155
United Airlines, Inc., 4.63%, 04/15/2029 (e)		360	355

			3,866

Apparel — 0.1%
LVMH Moet Hennessy Louis Vuitton SE, (France), Reg. S, 1.13%, 02/11/2027	GBP	1,200	1,561
Project Cashmere, (Australia), Class A1, Reg. S, 4.54%, 12/30/2057 (e) (bb)	AUD	22,600	15,647
Tapestry, Inc.,
5.10%, 03/11/2030		55	56
5.50%, 03/11/2035		235	237

			17,501

Auto Manufacturers — 0.3%
American Honda Finance Corp.,
1.50%, 10/19/2027	GBP	2,300	2,929
2.85%, 06/27/2028	EUR	2,000	2,272
3.30%, 03/21/2029	EUR	2,700	3,090
3.95%, 03/19/2032	EUR	600	690
Cummins, Inc., 5.45%, 02/20/2054		22	22
Ford Motor Co., 3.25%, 02/12/2032		700	617
Ford Motor Credit Co. LLC,
4.00%, 11/13/2030		545	513
4.45%, 02/14/2030	EUR	1,575	1,832
4.45%, 09/16/2032	EUR	9,427	10,870
4.95%, 05/28/2027		3,065	3,067
4.97%, 04/06/2029		1,950	1,931
5.73%, 09/05/2030		280	282
5.88%, 11/07/2029		1,800	1,822
6.80%, 11/07/2028		200	207
7.35%, 03/06/2030		1,120	1,185
General Motors Co.,
5.20%, 04/01/2045		560	498
6.60%, 04/01/2036		520	559
General Motors Financial Co., Inc.,
2.35%, 02/26/2027		10	10
2.70%, 08/20/2027		1,450	1,421

SEE NOTES TO FINANCIAL STATEMENTS.

JUNE 30, 2026	SIX CIRCLES TRUST	57

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JUNE 30, 2026 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)
Long Positions — continued
Corporate Bonds — continued
Auto Manufacturers — continued
2.70%, 06/10/2031		585	527
5.00%, 04/09/2027		1,120	1,124
5.10%, 09/15/2031		100	100
5.35%, 01/07/2030		3,200	3,252
Hyundai Capital America,
4.25%, 09/18/2028 (e)		345	341
4.88%, 11/01/2027 (e)		1,815	1,820
4.90%, 06/23/2028 (e)		2,295	2,302
5.00%, 01/07/2028 (e)		1,750	1,757
6.50%, 01/16/2029 (e)		1,085	1,127
Mercedes-Benz Group AG, (Germany), Reg. S, 1.13%, 11/06/2031	EUR	15	15
RCI Banque SA, (France), Reg. S, 1.13%, 01/15/2027	EUR	800	906
Stellantis Finance US, Inc., 2.69%, 09/15/2031 (e)		635	541
Volkswagen Bank GmbH, (Germany), Reg. S, 4.63%, 05/03/2031	EUR	1,900	2,248
Volkswagen Financial Services AG, (Germany), Reg. S, 2.25%, 10/16/2026	EUR	10	11
Volkswagen Financial Services NV, (Netherlands), Reg. S, 1.13%, 07/05/2026	GBP	1,000	1,326
Volkswagen Group of America Finance LLC,
4.55%, 09/11/2028 (e)		1,140	1,133
5.30%, 03/22/2027 (e)		1,540	1,550
Volkswagen International Finance NV, (Netherlands), Reg. S, (EUR Swap Rate 9 Year + 3.96%), 3.88%, 06/17/2029 (x) (aa)	EUR	2,000	2,242
Volkswagen Leasing GmbH, (Germany), Reg. S, 0.38%, 07/20/2026	EUR	1,500	1,712

			57,851

Auto Parts & Equipment — 0.0% (g)
Cie Generale des Etablissements Michelin SCA, (France),
Reg. S, 0.63%, 11/02/2040	EUR	1,600	1,174
Reg. S, 3.38%, 05/16/2036	EUR	100	112
Magna International, Inc., (Canada), 4.38%, 03/17/2032	EUR	992	1,183
Robert Bosch GmbH, (Germany), Reg. S, 4.00%, 06/02/2035	EUR	4,500	5,217

			7,686

Distribution/Wholesale — 0.1%
Bunzl Finance plc, (United Kingdom), Reg. S, 3.38%, 04/09/2032	EUR	8,800	9,926
LKQ Corp., 5.75%, 06/15/2028		55	56
WW Grainger, Inc., 4.45%, 09/15/2034		120	117

			10,099

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)

Entertainment — 0.1%
ITV plc, (United Kingdom), Reg. S, 4.25%, 06/19/2032	EUR	8,244	9,715
Penn Entertainment, Inc., 6.75%, 04/01/2031 (e)		530	533
Smithsonian Institution,
1.51%, 09/01/2026		25	25
1.61%, 09/01/2027		35	34
1.87%, 09/01/2029		1,000	928
1.97%, 09/01/2031		235	206
2.65%, 09/01/2039		290	227

			11,668

Food Service — 0.0% (g)
Compass Group plc, (United Kingdom), Reg. S, 2.00%, 07/03/2029	GBP	2,500	3,097

Home Builders — 0.0% (g)
Berkeley Group plc (The), (United Kingdom), Reg. S, 2.50%, 08/11/2031	GBP	172	195
NVR, Inc., 3.00%, 05/15/2030		132	124
PulteGroup, Inc.,
4.25%, 03/01/2031		60	59
6.38%, 05/15/2033		24	26
7.88%, 06/15/2032		30	34
Sekisui House US, Inc., 6.00%, 01/15/2043		5	5
Toll Brothers Finance Corp.,
3.80%, 11/01/2029		50	48
5.60%, 06/15/2035		30	31

			522

Leisure Time — 0.0% (g)
Royal Caribbean Cruises Ltd., (Liberia), 5.38%, 01/15/2036		46	46

Lodging — 0.1%
Hyatt Hotels Corp.,
4.38%, 09/15/2028		10	10
5.25%, 06/30/2029		275	279
5.75%, 03/30/2032		30	31
IHG Finance LLC,
Reg. S, 3.63%, 09/27/2031	EUR	3,800	4,343
Reg. S, 4.38%, 11/28/2029	EUR	4,496	5,299
IHG Finance LLC, (United Kingdom), Reg. S, 3.38%, 09/10/2030	EUR	495	562
Las Vegas Sands Corp.,
5.30%, 05/15/2031		74	74
5.63%, 06/15/2028		1,680	1,701
6.00%, 06/14/2030		11	11
Marriott International, Inc.,
5.00%, 10/15/2027		745	750
5.25%, 10/15/2035		92	92
5.35%, 03/15/2035		68	69
5.45%, 09/15/2026		87	87

SEE NOTES TO FINANCIAL STATEMENTS.

58	SIX CIRCLES TRUST	JUNE 30, 2026

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)
Long Positions — continued
Corporate Bonds — continued
Lodging — continued
5.50%, 04/15/2037		39	39
Series HH, 2.85%, 04/15/2031		624	574
Whitbread Group plc, (United Kingdom), Reg. S, 2.38%, 05/31/2027	GBP	1,000	1,295

			15,216

Retail — 0.1%
Alimentation Couche-Tard, Inc., (Canada),
3.90%, 04/21/2033 (e)	EUR	6,300	7,285
5.27%, 02/12/2034 (e)		560	565
AutoNation, Inc.,
4.45%, 01/15/2029		2,690	2,665
4.75%, 06/01/2030		1,300	1,292
AutoZone, Inc.,
1.65%, 01/15/2031		2,595	2,265
5.20%, 08/01/2033		25	25
5.40%, 07/15/2034		30	31
Darden Restaurants, Inc.,
4.35%, 10/15/2027		20	20
4.55%, 10/15/2029		55	55
6.30%, 10/10/2033		20	21
Dick’s Sporting Goods, Inc.,
3.15%, 01/15/2032		13	12
4.10%, 01/15/2052		30	22
Ferguson Enterprises, Inc., 5.00%, 10/03/2034		120	119
Genuine Parts Co., 4.95%, 08/15/2029		490	489
H & M Hennes & Mauritz AB, (Sweden), Reg. S, 3.40%, 10/31/2033	EUR	422	471
Home Depot, Inc. (The), 4.20%, 04/01/2043		800	686
McDonald’s Corp., 4.60%, 05/26/2045		20	17
O’Reilly Automotive, Inc., 4.70%, 06/15/2032		10	10
Walmart, Inc., 4.90%, 04/28/2035		200	202
Wesfarmers Ltd., (Australia),
Reg. S, 0.95%, 10/21/2033	EUR	423	404
Reg. S, 3.28%, 06/10/2032	EUR	7,969	9,013

			25,669

Total Consumer Cyclical			153,221

Consumer Non-cyclical — 1.5%
Agriculture — 0.2%
Altria Group, Inc.,
2.45%, 02/04/2032		70	61
3.40%, 05/06/2030		50	48
3.40%, 02/04/2041		75	57
3.70%, 02/04/2051		110	77
3.88%, 09/16/2046		95	71
4.00%, 02/04/2061		47	33
5.80%, 02/14/2039		6	6
5.95%, 02/14/2049		18	18
6.20%, 02/14/2059		28	28

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)

Agriculture — continued
BAT Capital Corp.,
3.56%, 08/15/2027		646	640
4.54%, 08/15/2047		104	86
4.76%, 09/06/2049		9	7
5.83%, 02/20/2031		65	68
6.00%, 02/20/2034		46	48
6.25%, 08/15/2055		27	28
6.34%, 08/02/2030		80	85
7.08%, 08/02/2043		60	67
7.08%, 08/02/2053		23	26
BAT International Finance plc, (United Kingdom),
Reg. S, 2.25%, 06/26/2028	GBP	860	1,086
Reg. S, 3.13%, 03/06/2029	EUR	1,250	1,427
5.93%, 02/02/2029		1,825	1,881
Reg. S, 6.00%, 11/24/2034	GBP	600	817
Bunge Finance Europe BV, (Netherlands), Reg. S, 1.00%, 09/24/2028	EUR	2,050	2,235
Bunge Ltd. Finance Corp., 5.15%, 08/04/2035		1,895	1,887
Cargill, Inc.,
2.13%, 04/23/2030 (e)		1,500	1,370
4.76%, 11/23/2045 (e)		375	337
Imperial Brands Finance Netherlands BV, (Netherlands), Reg. S, 5.25%, 02/15/2031	EUR	2,700	3,299
Imperial Brands Finance plc, (United Kingdom), 5.50%, 02/01/2030 (e)		2,000	2,045
JT International Financial Services BV, (Netherlands),
Reg. S, 1.00%, 11/26/2029	EUR	1,952	2,074
Reg. S, 4.13%, 06/17/2035	EUR	8,000	9,302
Louis Dreyfus Co. Finance BV, (Netherlands), Reg. S, 3.50%, 10/22/2031	EUR	1,500	1,702
Philip Morris International, Inc.,
1.75%, 11/01/2030		134	119
4.63%, 11/01/2029		4,050	4,058
4.63%, 10/29/2035		1,150	1,109
4.75%, 11/01/2031		75	75
4.90%, 11/01/2034		7	7
5.25%, 02/13/2034		38	39
5.38%, 02/15/2033		81	83
5.63%, 09/07/2033		50	52
5.75%, 11/17/2032		5	5
6.38%, 05/16/2038		100	110
Reynolds American, Inc., 5.85%, 08/15/2045		90	89

			36,662

Beverages — 0.3%
Anheuser-Busch Cos. LLC / Anheuser-Busch InBev Worldwide, Inc.,
4.70%, 02/01/2036		920	897

SEE NOTES TO FINANCIAL STATEMENTS.

JUNE 30, 2026	SIX CIRCLES TRUST	59

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JUNE 30, 2026 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)
Long Positions — continued
Corporate Bonds — continued
Beverages — continued
4.90%, 02/01/2046		1,533	1,402
Anheuser-Busch InBev SA, (Belgium),
Reg. S, 2.75%, 03/17/2036	EUR	10	10
Reg. S, 4.13%, 05/19/2045	EUR	2,000	2,229
Anheuser-Busch InBev Worldwide, Inc., 4.35%, 06/01/2040		5	5
Coca-Cola Co. (The),
0.38%, 03/15/2033	EUR	4,172	3,946
0.40%, 05/06/2030	EUR	233	241
0.50%, 03/09/2033	EUR	150	143
1.00%, 03/09/2041	EUR	7,465	5,739
3.00%, 03/05/2051		230	153
3.38%, 08/15/2037	EUR	506	562
3.50%, 05/14/2044	EUR	1,112	1,175
5.40%, 05/13/2064		493	478
Coca-Cola Europacific Partners plc, (United Kingdom), Reg. S, 1.13%, 04/12/2029	EUR	1,000	1,085
Coca-Cola HBC Finance BV, (Netherlands),
Reg. S, 1.63%, 05/14/2031	EUR	893	947
Reg. S, 3.13%, 11/20/2032	EUR	934	1,046
Reg. S, 4.00%, 10/01/2033	EUR	162	189
Diageo Finance plc, (United Kingdom),
Reg. S, 1.25%, 03/28/2033	GBP	3,000	3,203
Reg. S, 2.75%, 06/08/2038	GBP	625	624
JDE Peet’s NV, (Netherlands),
Reg. S, 0.50%, 01/16/2029	EUR	3,990	4,236
Reg. S, 4.13%, 01/23/2030	EUR	1,901	2,213
Reg. S, 4.50%, 01/23/2034	EUR	8,200	9,573
Maple Parent Holdings Corp.,
3.50%, 03/26/2028 (e)	EUR	1,300	1,492
Reg. S, 3.88%, 03/26/2030	EUR	5,000	5,756
4.73%, 03/26/2035 (e)	EUR	900	1,056
PepsiCo., Inc.,
0.75%, 10/14/2033	EUR	1,350	1,285
4.20%, 07/18/2052		45	37
4.65%, 02/15/2053		3	3

			49,725

Biotechnology — 0.0% (g)
Amgen, Inc.,
3.35%, 02/22/2032		8	7
4.40%, 05/01/2045		35	30
5.65%, 03/02/2053		470	459
Biogen, Inc.,
5.75%, 05/15/2035		27	28
6.45%, 05/15/2055		16	17
Bio-Rad Laboratories, Inc., 3.70%, 03/15/2032		70	65
Gilead Sciences, Inc.,
1.65%, 10/01/2030		146	129
4.80%, 04/01/2044		265	242
5.10%, 06/15/2035		171	173

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)

Biotechnology — continued
Illumina, Inc., 4.75%, 12/12/2030		3,600	3,581
Regeneron Pharmaceuticals, Inc., 2.80%, 09/15/2050		122	75
Royalty Pharma plc, (United Kingdom),
4.45%, 03/25/2031		47	46
5.20%, 09/25/2035		192	191

			5,043

Commercial Services — 0.2%
AA Bond Co. Ltd., (Jersey), Reg. S, 6.85%, 07/31/2031	GBP	100	139
Abertis Infraestructuras SA, (Spain), Reg. S, 3.38%, 11/27/2026	GBP	4,400	5,810
Ayvens SA, (France), Reg. S, 3.88%, 01/24/2028	EUR	1,100	1,272
East Nippon Expressway Co. Ltd., (Japan), Series 66, 0.10%, 12/18/2026	JPY	100,000	612
Equifax, Inc.,
2.35%, 09/15/2031		50	44
3.10%, 05/15/2030		1,800	1,691
4.80%, 09/15/2029		52	52
5.10%, 12/15/2027		60	60
ERAC USA Finance LLC,
4.50%, 02/15/2045 (e)		400	344
4.90%, 05/01/2033 (e)		865	860
7.00%, 10/15/2037 (e)		800	910
Experian Finance plc, (United Kingdom), Reg. S, 3.25%, 04/07/2032	GBP	425	518
Experian Finance US, Inc., 5.35%, 08/24/2036 (e)		1,440	1,436
Freeport Terminal Malta plc, (Malta), Reg. S, 7.25%, 05/15/2028		1,400	1,441
Global Payments, Inc.,
4.88%, 11/15/2030		1,870	1,840
4.88%, 03/17/2031	EUR	2,050	2,419
Johns Hopkins University (The), Series A, 2.81%, 01/01/2060		600	350
Massachusetts Institute of Technology,
3.89%, 07/01/2116		663	450
4.68%, 07/01/2114		50	41
Mobility Global, Inc.,
5.05%, 06/15/2029 (e)		285	286
5.45%, 06/15/2031 (e)		440	445
6.05%, 06/15/2036 (e)		460	466
President and Fellows of Harvard College, 2.52%, 10/15/2050		10	6
Quanta Services, Inc.,
2.90%, 10/01/2030		45	42
3.05%, 10/01/2041		52	39
4.50%, 01/15/2031		100	99
5.10%, 08/09/2035		75	74
RELX Capital, Inc.,
4.75%, 05/20/2032		610	606
5.25%, 03/27/2035		170	172

SEE NOTES TO FINANCIAL STATEMENTS.

60	SIX CIRCLES TRUST	JUNE 30, 2026

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)
Long Positions — continued
Corporate Bonds — continued
Commercial Services — continued
Rentokil Terminix Funding plc, (United Kingdom), 4.63%, 04/23/2031 (e)		1,665	1,636
Rollins, Inc., 5.25%, 02/24/2035		50	50
S&P Global, Inc.,
2.30%, 08/15/2060		266	131
2.45%, 03/01/2027		35	34
5.25%, 09/15/2033		35	36
SGS Finance BV, (Netherlands),
Reg. S, 3.13%, 09/10/2030	EUR	10,000	11,359
Reg. S, 3.75%, 09/10/2035	EUR	100	115
Transurban Finance Co. Pty Ltd., (Australia),
Reg. S, 1.45%, 05/16/2029	EUR	873	952
Reg. S, 3.00%, 04/08/2030	EUR	166	187
Reg. S, 4.23%, 04/26/2033	EUR	250	296
Trustees of Columbia University in the City of New York (The), Series 2024, 4.36%, 10/01/2035		300	289
Trustees of Princeton University (The), 4.20%, 03/01/2052		1,295	1,065
University of Oxford, (United Kingdom), Reg. S, 2.54%, 12/08/2117	GBP	1,500	865
University of Southern California, 4.98%, 10/01/2053		656	601
Verisk Analytics, Inc., 5.50%, 06/15/2045		46	44
Washington University (The),
4.35%, 04/15/2122		255	193
Series 2022, 3.52%, 04/15/2054		900	653
Wellcome Trust Finance plc, (United Kingdom), Reg. S, 4.63%, 07/25/2036	GBP	225	286
Wellcome Trust Ltd. (The), (United Kingdom),
Reg. S, 1.50%, 07/14/2071	GBP	1,500	647
Reg. S, 2.52%, 02/07/2118	GBP	200	116

			42,079

Cosmetics/Personal Care — 0.0% (g)
Colgate-Palmolive Co., 3.70%, 08/01/2047		36	28
Essity AB, (Sweden), Reg. S, 0.25%, 02/08/2031	EUR	2,200	2,186
Essity Capital BV, (Netherlands), Reg. S, 0.25%, 09/15/2029	EUR	2,000	2,093
Kenvue, Inc., 5.00%, 03/22/2030		36	36
Procter & Gamble Co. (The),
4.55%, 01/29/2034		565	564
4.88%, 05/11/2027	EUR	425	494

			5,401

Food — 0.1%
Barry Callebaut Services NV, (Belgium), Reg. S, 4.25%, 08/19/2031	EUR	1,800	2,105
Hershey Co. (The), 4.95%, 02/24/2032		40	40
ITM Entreprises SAS, (France), Reg. S, 4.13%, 01/29/2030	EUR	4,400	5,110

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)

Food — continued
JBS NV / JBS USA Foods Group Holdings Inc / JBS USA Food Co. Holdings, (Netherlands),
3.00%, 05/15/2032		575	511
5.63%, 03/10/2037 (e)		2,790	2,779
5.75%, 04/01/2033		741	761
5.95%, 04/20/2035		960	991
Kraft Heinz Foods Co.,
5.20%, 07/15/2045		11	10
5.40%, 03/15/2035		85	85
Mars, Inc.,
2.38%, 07/16/2040 (e)		1,200	853
5.00%, 03/01/2032 (e)		395	398
5.20%, 03/01/2035 (e)		885	890
5.70%, 05/01/2055 (e)		285	282
Mondelez International, Inc., 1.50%, 02/04/2031		1,000	872
REWE International Finance BV, (Netherlands), Reg. S, 4.88%, 09/13/2030	EUR	2,400	2,893
Sysco Corp.,
3.15%, 12/14/2051		70	45
5.40%, 03/23/2035		150	151
Tesco Corporate Treasury Services plc, (United Kingdom),
Reg. S, 1.88%, 11/02/2028	GBP	1,300	1,621
Reg. S, 2.75%, 04/27/2030	GBP	825	1,016

			21,413

Healthcare — Products — 0.2%
Abbott Laboratories,
4.90%, 11/30/2046		766	706
5.50%, 03/15/2056		1,050	1,033
5.60%, 03/15/2066		910	896
Agilent Technologies, Inc., 3.05%, 09/22/2026		25	25
American Medical Systems Europe BV, (Netherlands), 3.50%, 03/08/2032	EUR	2,900	3,333
Baxter International, Inc.,
4.45%, 02/15/2029		480	475
4.90%, 12/15/2030		290	288
Becton Dickinson Euro Finance Sarl, (Luxembourg), 3.86%, 05/20/2033	EUR	3,400	3,923
Boston Scientific Corp., 6.25%, 11/15/2035		15	16
Danaher Corp., 3.63%, 04/29/2034	EUR	3,100	3,569
GE HealthCare Technologies, Inc., 4.80%, 08/14/2029		32	32
Medtronic Global Holdings SCA, (Luxembourg),
1.75%, 07/02/2049	EUR	600	423
3.00%, 10/15/2028	EUR	3,400	3,891

SEE NOTES TO FINANCIAL STATEMENTS.

JUNE 30, 2026	SIX CIRCLES TRUST	61

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JUNE 30, 2026 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)
Long Positions — continued
Corporate Bonds — continued
Healthcare — Products — continued
3.38%, 10/15/2034	EUR	4,200	4,745
Medtronic, Inc.,
2.95%, 10/15/2030	EUR	5,400	6,116
4.15%, 10/15/2053	EUR	1,020	1,105
4.20%, 10/15/2045	EUR	550	616
Smith & Nephew plc, (United Kingdom), 2.03%, 10/14/2030		45	40
STERIS Irish FinCo.UnLtd Co., (Ireland), 2.70%, 03/15/2031		150	136
Stryker Corp., 3.38%, 12/11/2028	EUR	2,200	2,534
Thermo Fisher Scientific, Inc., 1.88%, 10/01/2049	EUR	900	657
Zimmer Biomet Holdings, Inc.,
2.60%, 11/24/2031		16	14
5.20%, 09/15/2034		55	55

			34,628

Healthcare — Services — 0.2%
Advocate Health & Hospitals Corp., 3.39%, 10/15/2049		35	25
AHS Hospital Corp., Series 2021, 2.78%, 07/01/2051		750	466
Ascension Health, 3.95%, 11/15/2046		40	32
Cigna Group (The),
2.38%, 03/15/2031		58	52
3.40%, 03/15/2051		75	52
4.80%, 08/15/2038		135	128
4.80%, 07/15/2046		475	420
4.90%, 12/15/2048		820	725
5.25%, 01/15/2036		40	40
Cleveland Clinic Foundation (The), 4.86%, 01/01/2114		1,000	845
CommonSpirit Health, 3.91%, 10/01/2050		50	37
Elevance Health, Inc.,
3.60%, 03/15/2051		865	615
5.65%, 06/15/2054		2,405	2,326
HCA, Inc.,
3.38%, 03/15/2029		100	97
3.63%, 03/15/2032		170	159
4.13%, 06/15/2029		250	246
5.13%, 06/15/2039		28	27
5.45%, 09/15/2034		20	20
5.60%, 04/01/2034		13	13
Health Care Service Corp. A Mutual Legal Reserve Co., 5.20%, 06/15/2029 (e)		245	247
Icon Investments Six DAC, (Ireland), 5.85%, 05/08/2029		615	629
IQVIA, Inc., 6.25%, 02/01/2029		950	983
Kaiser Foundation Hospitals,
4.15%, 05/01/2047		1,200	990
Series 2021, 3.00%, 06/01/2051		50	32
Laboratory Corp. of America Holdings, 4.80%, 10/01/2034		1,120	1,093

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)

Healthcare — Services — continued
Mayo Clinic, Series 2021, 3.20%, 11/15/2061		440	281
Memorial Sloan-Kettering Cancer Center, 4.13%, 07/01/2052		15	12
Methodist Hospital (The), Series 20A, 2.71%, 12/01/2050		1,500	927
MyMichigan Health, Series 2020, 3.41%, 06/01/2050		1,495	1,049
New York and Presbyterian Hospital (The),
2.26%, 08/01/2040		1,090	759
4.02%, 08/01/2045		20	17
OhioHealth Corp.,
2.30%, 11/15/2031		830	737
2.83%, 11/15/2041		370	273
Series 2020, 3.04%, 11/15/2050		535	360
PeaceHealth Obligated Group, Series 2020, 3.22%, 11/15/2050		745	501
Piedmont Healthcare, Inc.,
Series 2032, 2.04%, 01/01/2032		470	408
Series 2042, 2.72%, 01/01/2042		450	317
Providence St Joseph Health Obligated Group, Series 21A, 2.70%, 10/01/2051		50	29
Roche Holdings, Inc.,
2.61%, 12/13/2051 (e)		1,500	917
4.99%, 03/08/2034 (e)		1,950	1,971
Sentara Health, Series 2021, 2.93%, 11/01/2051		2,365	1,511
Texas Health Resources, 2.33%, 11/15/2050		750	430
Trinity Health Corp., Series 2021, 2.63%, 12/01/2040		230	168
UnitedHealth Group, Inc.,
2.00%, 05/15/2030		160	146
3.70%, 08/15/2049		1,100	815
5.20%, 04/15/2063		1,200	1,078
5.38%, 04/15/2054		125	118
5.75%, 07/15/2064		925	906

			24,029

Household Products/Wares — 0.0% (g)
Avery Dennison Corp., 3.75%, 11/04/2034	EUR	271	306
Reckitt Benckiser Treasury Services plc, (United Kingdom), Reg. S, 1.75%, 05/19/2032	GBP	2,175	2,427

			2,733

Pharmaceuticals — 0.3%
AbbVie, Inc.,
3.20%, 11/21/2029 (ee)		4,960	4,751
4.05%, 11/21/2039		34	30
4.13%, 03/15/2031		53	52
4.40%, 11/06/2042		5	5

SEE NOTES TO FINANCIAL STATEMENTS.

62	SIX CIRCLES TRUST	JUNE 30, 2026

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)
Long Positions — continued
Corporate Bonds — continued
Pharmaceuticals — continued
4.50%, 05/14/2035		125	120
5.05%, 03/15/2034		10	10
5.35%, 03/15/2044		10	10
5.40%, 03/15/2054		165	159
5.50%, 03/15/2064		60	58
Astrazeneca Finance LLC,
Reg. S, 3.28%, 08/05/2033	EUR	880	1,003
4.90%, 03/03/2030		70	71
AstraZeneca plc, (United Kingdom),
1.38%, 08/06/2030		29	26
4.38%, 11/16/2045		8	7
Bayer Capital Corp. BV, (Netherlands), Reg. S, 2.13%, 12/15/2029	EUR	600	661
BMS Ireland Capital Funding DAC, (Ireland),
4.29%, 11/10/2045	EUR	800	904
4.58%, 11/10/2055	EUR	1,830	2,071
Cardinal Health, Inc.,
4.37%, 06/15/2047		15	12
4.50%, 11/15/2044		5	4
5.35%, 11/15/2034		235	238
5.45%, 02/15/2034		23	24
Cencora, Inc.,
2.70%, 03/15/2031		65	59
2.88%, 05/22/2028	EUR	1,000	1,139
3.63%, 05/22/2032	EUR	2,138	2,451
3.95%, 02/13/2029		50	49
4.25%, 03/01/2045		21	18
4.30%, 12/15/2047		2	2
CVS Health Corp.,
5.05%, 03/25/2048		1,200	1,064
5.45%, 09/15/2035		162	164
5.70%, 06/01/2034		145	150
(CMT Index 5 Year + 2.89%), 7.00%, 03/10/2055 (aa)		215	223
Eli Lilly & Co.,
0.63%, 11/01/2031	EUR	323	326
1.38%, 09/14/2061	EUR	1,929	1,078
2.50%, 09/15/2060		145	79
4.88%, 02/27/2053		270	245
4.95%, 02/27/2063		100	90
5.05%, 08/14/2054		95	88
5.50%, 02/12/2055		87	87
5.65%, 10/15/2065		208	209
5.70%, 05/20/2066		180	182
GlaxoSmithKline Capital plc, (United Kingdom),
5.25%, 12/19/2033	GBP	640	869
Reg. S, 5.25%, 04/10/2042	GBP	150	185
Johnson & Johnson,
1.15%, 11/20/2028	EUR	1,000	1,101
1.65%, 05/20/2035	EUR	1,440	1,435
2.10%, 09/01/2040		6	4
2.25%, 09/01/2050		155	90

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)

Pharmaceuticals — continued
2.45%, 09/01/2060		321	175
3.05%, 02/26/2033	EUR	1,227	1,391
3.35%, 02/26/2037	EUR	2,200	2,471
3.60%, 02/26/2045	EUR	1,500	1,630
3.75%, 03/03/2047		1,605	1,282
McKesson Corp.,
3.13%, 02/17/2029	GBP	1,925	2,460
4.25%, 09/15/2029		50	50
5.10%, 07/15/2033		80	81
Merck & Co., Inc.,
2.35%, 06/24/2040		150	107
4.75%, 12/04/2035		1,385	1,360
4.90%, 05/17/2044		265	246
5.15%, 05/17/2063		205	187
5.20%, 05/22/2036		2,850	2,890
MSD Netherlands Capital BV, (Netherlands), 3.75%, 05/30/2054	EUR	2,826	2,861
Novartis Capital Corp., 2.75%, 08/14/2050		45	29
Pfizer Investment Enterprises Pte Ltd., (Singapore), 5.34%, 05/19/2063		6	5
Pfizer Netherlands International Finance BV, (Netherlands),
2.88%, 05/19/2029	EUR	2,000	2,278
3.25%, 05/19/2032	EUR	1,400	1,595
Sandoz Finance BV, (Netherlands), Reg. S, 4.50%, 11/17/2033	EUR	463	557
Takeda US Financing, Inc., 5.20%, 07/07/2035		2,050	2,049
Upjohn Finance BV, (Netherlands), Reg. S, 1.91%, 06/23/2032	EUR	11,568	11,848
Viatris, Inc., 3.85%, 06/22/2040		2,200	1,734

			58,889

Total Consumer Non-cyclical			280,602

Energy — 0.6%
Oil & Gas — 0.4%
Aker BP ASA, (Norway),
Reg. S, 1.13%, 05/12/2029	EUR	484	521
3.10%, 07/15/2031 (e)		1,885	1,725
3.75%, 01/15/2030 (e)		3,440	3,320
5.25%, 10/30/2035 (e)		150	147
5.60%, 06/13/2028 (e)		795	806
6.00%, 06/13/2033 (e)		910	949
Antero Resources Corp., 5.40%, 02/01/2036		150	148
BP Capital Markets plc, (United Kingdom),
Reg. S, 2.27%, 07/03/2026	GBP	2,000	2,653
Reg. S, (EUR Swap Rate 5 Year + 3.78%), 3.63%, 03/22/2029 (x) (aa)	EUR	1,300	1,482
(CMT Index 5 Year + 4.40%), 4.88%, 03/22/2030 (x) (aa)		190	188
Canadian Natural Resources Ltd., (Canada),
5.00%, 12/15/2029		37	37

SEE NOTES TO FINANCIAL STATEMENTS.

JUNE 30, 2026	SIX CIRCLES TRUST	63

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JUNE 30, 2026 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)
Long Positions — continued
Corporate Bonds — continued
Oil & Gas — continued
5.40%, 12/15/2034		2,705	2,738
Cenovus Energy, Inc., (Canada), 5.40%, 03/20/2036		840	834
Cepsa Finance SA, (Spain), Reg. S, 4.13%, 04/11/2031	EUR	400	463
CNOOC Petroleum North America ULC, (Canada), 6.40%, 05/15/2037		10	11
ConocoPhillips Co.,
5.00%, 01/15/2035		1,130	1,129
5.50%, 01/15/2055		635	611
5.55%, 03/15/2054		10	10
5.65%, 01/15/2065		1,200	1,161
5.70%, 09/15/2063		535	521
DCC Group Finance Ireland DAC, (Ireland), Reg. S, 4.38%, 06/27/2031	EUR	7,050	8,111
Devon Energy Corp., 5.60%, 03/15/2034 (e)		17	17
Diamondback Energy, Inc.,
3.13%, 03/24/2031		400	372
5.15%, 01/30/2030		16	16
5.40%, 04/18/2034		10	10
6.25%, 03/15/2033		1,910	2,033
Eni SpA, (Italy), Series NC9, Reg. S, (EUR Swap Rate 5 Year + 2.77%), 2.75%, 02/11/2030 (x) (aa)	EUR	1,919	2,098
EOG Resources, Inc., 5.95%, 07/15/2055		427	437
EQT Corp., 4.75%, 01/15/2031		120	119
Equinor ASA, (Norway),
Reg. S, 1.38%, 05/22/2032	EUR	825	846
2.38%, 05/22/2030		30	28
3.25%, 11/18/2049		30	21
3.63%, 04/06/2040		1,800	1,505
3.70%, 04/06/2050		15	11
Reg. S, 6.88%, 03/11/2031	GBP	150	217
Expand Energy Corp., 5.70%, 01/15/2035		147	149
Occidental Petroleum Corp., 8.88%, 07/15/2030		60	68
OMV AG, (Austria),
Reg. S, (EUR Swap Rate 5 Year + 3.08%), 2.88% (x) (aa)	EUR	4,700	5,210
Reg. S, 3.13%, 11/10/2033	EUR	1,840	2,063
ORLEN SA, (Poland),
Reg. S, 1.13%, 05/27/2028	EUR	300	329
Reg. S, 3.63%, 07/02/2032	EUR	600	683
Phillips 66 Co., Series A, (CMT Index 5 Year + 2.28%), 5.88%, 03/15/2056 (aa)		188	187
Pioneer Natural Resources Co., 1.90%, 08/15/2030		1,050	943
Santos Finance Ltd., (Australia),
5.75%, 11/13/2035 (e)		44	44
6.88%, 09/19/2033 (e)		320	348
Saudi Arabian Oil Co., (Saudi Arabia), 4.75%, 06/02/2030 (e)		2,240	2,230

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)

Oil & Gas — continued
Shell Finance US, Inc.,
4.13%, 05/11/2035		198	187
6.38%, 12/15/2038 (e)		15	16
Shell International Finance BV, (Netherlands), Reg. S, 0.50%, 11/08/2031	EUR	234	233
TotalEnergies Capital International SA, (France),
Reg. S, 1.62%, 05/18/2040	EUR	300	256
Reg. S, 3.16%, 03/03/2033	EUR	500	562
Reg. S, 3.50%, 03/03/2037	EUR	1,300	1,438
Reg. S, 4.06%, 07/01/2040	EUR	4,700	5,336
TotalEnergies Capital USA LLC, 4.57%, 01/13/2033		4,500	4,417
TotalEnergies SE, (France),
Reg. S, (EUR Swap Rate 5 Year + 2.40%), 4.50% (x) (aa)	EUR	600	690
Series NC7, Reg. S, (EUR Swap Rate 5 Year + 1.99%), 1.63%, 10/25/2027 (x) (aa)	EUR	1,700	1,891
Valero Energy Corp., 6.63%, 06/15/2037		135	149
Var Energi ASA, (Norway),
5.00%, 05/18/2027 (e)		1,600	1,604
5.88%, 05/22/2030 (e)		2,095	2,160
6.50%, 05/22/2035 (e)		1,640	1,739
Viper Energy Partners LLC, 5.70%, 08/01/2035		163	166

			68,393

Oil & Gas Services — 0.0% (g)
Baker Hughes Holdings LLC / Baker Hughes Co-Obligor, Inc., 3.81%, 03/11/2034	EUR	1,600	1,840

Pipelines — 0.2%
Cheniere Corpus Christi Holdings LLC, 3.70%, 11/15/2029		8	8
Cheniere Energy Partners LP, 4.00%, 03/01/2031		139	134
Cheniere Energy, Inc., 5.65%, 04/15/2034		250	257
Colonial Enterprises, Inc., 3.25%, 05/15/2030 (e)		1,330	1,246
Columbia Pipelines Operating Co. LLC,
5.93%, 08/15/2030 (e)		185	192
6.04%, 11/15/2033 (e)		280	295
DCP Midstream Operating LP, 5.13%, 05/15/2029		1,500	1,517
Enbridge, Inc., (Canada),
5.95%, 04/05/2054		70	70
6.70%, 11/15/2053		24	27
Series 20-A, (CMT Index 5 Year + 5.31%), 5.75%, 07/15/2080 (aa)		110	111
Series NC5, (CMT Index 5 Year + 3.79%), 8.25%, 01/15/2084 (aa)		237	250

SEE NOTES TO FINANCIAL STATEMENTS.

64	SIX CIRCLES TRUST	JUNE 30, 2026

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)
Long Positions — continued
Corporate Bonds — continued
Pipelines — continued
Energy Transfer LP,
5.40%, 10/01/2047		1,080	983
5.55%, 02/15/2028		1,210	1,226
5.60%, 09/01/2034		40	41
6.20%, 04/01/2055		295	293
6.40%, 12/01/2030		620	657
6.55%, 12/01/2033		190	206
Series H, (CMT Index 5 Year + 5.69%), 6.50%, 11/15/2026 (x) (aa)		2,990	2,992
Enterprise Products Operating LLC,
4.20%, 01/31/2050		40	32
5.10%, 02/15/2045		1,700	1,591
(CME Term SOFR 3 Month + 2.83%), 5.38%, 02/15/2078 (aa)		600	598
5.55%, 02/16/2055		558	543
Series E, (CME Term SOFR 3 Month + 3.29%), 5.25%, 08/16/2077 (aa)		70	70
Erdoel-Lagergesellschaft mbH, (Austria), Reg. S, 2.75%, 03/20/2028	EUR	200	227
Green Palm Bidco Sarl, (Luxembourg), 6.46%, 06/30/2046 (e)		830	842
Kinder Morgan Energy Partners LP, 4.70%, 11/01/2042		850	748
Kinder Morgan, Inc.,
4.80%, 02/01/2033		100	99
5.95%, 08/01/2054		45	45
MPLX LP,
2.65%, 08/15/2030		1,506	1,387
4.70%, 04/15/2048		1,200	1,001
4.95%, 03/14/2052		852	722
5.30%, 04/01/2036		2,900	2,864
5.40%, 04/01/2035		580	581
5.40%, 09/15/2035		1,375	1,373
5.50%, 06/01/2034		722	731
5.50%, 02/15/2049		49	45
NGPL PipeCo. LLC, 5.60%, 08/15/2036 (e)		3,150	3,138
ONEOK, Inc.,
3.40%, 09/01/2029		87	84
3.95%, 03/01/2050		15	11
5.05%, 04/01/2045		35	31
5.65%, 11/01/2028		301	307
6.05%, 09/01/2033		1,123	1,177
6.25%, 10/15/2055		1,570	1,582
6.35%, 01/15/2031		4	4
6.63%, 09/01/2053		600	631
Plains All American Pipeline LP, 5.95%, 06/15/2035		100	103
Plains All American Pipeline LP / PAA Finance Corp.,
3.55%, 12/15/2029		65	62
5.60%, 01/15/2036		165	166
Sabine Pass Liquefaction LLC, 4.50%, 05/15/2030		140	139

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)

Pipelines — continued
South Bow USA Infrastructure Holdings LLC, 5.58%, 10/01/2034		8	8
Targa Resources Corp.,
4.20%, 02/01/2033		100	95
4.35%, 01/15/2029		915	908
4.95%, 04/15/2052		335	288
5.20%, 07/01/2027		965	971
5.40%, 07/30/2036		1,890	1,885
5.50%, 02/15/2035		985	996
6.13%, 03/15/2033		285	301
TransCanada PipeLines Ltd., (Canada), (CMT Index 5 Year + 2.61%), 7.00%, 06/01/2065 (aa)		155	160
TransCanada Trust, (Canada), (IBOR USD 3 Month + 3.21%), 5.30%, 03/15/2077 (aa)		157	156
Transcontinental Gas Pipe Line Co. LLC, 3.25%, 05/15/2030		505	480
Western Midstream Operating LP,
4.05%, 02/01/2030		885	858
4.50%, 03/01/2028		1,200	1,195
6.15%, 04/01/2033		165	172
Williams Cos., Inc. (The),
2.60%, 03/15/2031		1,035	937
3.50%, 11/15/2030		1,900	1,805
4.63%, 06/30/2030		238	237
5.15%, 03/15/2034		2,015	2,016
5.30%, 08/15/2028		2,350	2,385
5.30%, 08/15/2052		30	27
5.80%, 11/15/2054		400	392

			47,711

Total Energy			117,944

Financial — 6.6%
Banks — 4.2%
ABN AMRO Bank NV, (Netherlands),
Reg. S, 0.40%, 09/17/2041	EUR	100	72
Reg. S, 1.00%, 06/02/2033	EUR	800	772
Reg. S, 1.25%, 01/10/2033	EUR	100	103
Reg. S, 1.38%, 01/12/2037	EUR	100	95
Reg. S, 1.45%, 04/12/2038	EUR	100	93
Reg. S, 2.38%, 04/07/2028	EUR	100	113
Reg. S, 3.00%, 10/01/2031	EUR	600	682
Reg. S, 3.00%, 09/22/2032	EUR	500	562
Reg. S, 3.88%, 01/15/2032	EUR	2,500	2,912
Achmea Bank NV, (Netherlands),
Reg. S, 2.50%, 06/25/2030	EUR	200	225
Reg. S, 2.75%, 09/15/2032	EUR	200	225
Reg. S, 3.00%, 01/31/2030	EUR	100	115
AIB Group plc, (Ireland), Reg. S, (EUR Swap Rate 1 Year + 2.00%), 5.25%, 10/23/2031 (aa)	EUR	4,078	5,014

SEE NOTES TO FINANCIAL STATEMENTS.

JUNE 30, 2026	SIX CIRCLES TRUST	65

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JUNE 30, 2026 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)
Long Positions — continued
Corporate Bonds — continued
Banks — continued
Aktia Bank OYJ, (Finland),
Reg. S, 2.88%, 02/16/2033	EUR	100	113
Reg. S, 3.00%, 10/22/2029	EUR	100	115
AMCO — Asset Management Co. SpA, (Italy),
Reg. S, 0.75%, 04/20/2028	EUR	363	398
Reg. S, 2.75%, 03/15/2029	EUR	500	566
Reg. S, 3.25%, 04/02/2030	EUR	200	229
ANZ New Zealand Int’l Ltd., (New Zealand), Reg. S, 0.20%, 09/23/2027	EUR	6,000	6,646
Argenta Spaarbank NV, (Belgium), Reg. S, 2.88%, 02/03/2032	EUR	1,300	1,471
Arkea Public Sector SCF SA, (France), Reg. S, 3.11%, 02/28/2029	EUR	100	115
ASB Bank Ltd., (New Zealand),
Reg. S, 0.25%, 09/08/2028	EUR	1,000	1,077
Reg. S, 0.25%, 05/21/2031	EUR	100	100
Reg. S, 0.50%, 09/24/2029	EUR	1,000	1,053
ASN Bank NV, (Netherlands),
Reg. S, 0.38%, 03/03/2028	EUR	2,500	2,732
Reg. S, 1.00%, 03/08/2028	EUR	100	111
Reg. S, 3.38%, 10/27/2032	EUR	200	224
Reg. S, 3.63%, 10/21/2031	EUR	200	229
Reg. S, (ICE EURIBOR Swap Rate 1 Year + 1.90%), 4.13%, 11/27/2035 (aa)	EUR	300	346
Reg. S, 4.63%, 11/23/2027	EUR	600	697
Reg. S, 4.88%, 03/07/2030	EUR	600	720
Australia & New Zealand Banking Group Ltd., (Australia),
Reg. S, 2.48%, 06/04/2029	EUR	100	113
Reg. S, (EUR Swap Rate 5 Year + 2.15%), 5.10%, 02/03/2033 (aa)	EUR	2,700	3,164
Banca Monte dei Paschi di Siena SpA, (Italy), Reg. S, 2.75%, 01/18/2031	EUR	2,400	2,710
Banco Bilbao Vizcaya Argentaria SA, (Spain),
Reg. S, 3.13%, 07/17/2027	EUR	200	229
Reg. S, (ICE EURIBOR Swap Rate 5 Year + 2.40%), 4.88%, 02/08/2036 (aa)	EUR	2,500	2,982
Banco BPM SpA, (Italy), Reg. S, 3.38%, 01/24/2030	EUR	100	116
Banco de Sabadell SA, (Spain),
Reg. S, 2.88%, 11/30/2032	EUR	100	113
Reg. S, (ICE EURIBOR Swap Rate 1 Year + 1.60%), 4.25%, 09/13/2030 (aa)	EUR	700	824
Banco di Desio e della Brianza SpA, (Italy), Reg. S, 4.00%, 03/13/2028	EUR	1,700	1,977
Banco Santander SA, (Spain),
Reg. S, 0.10%, 02/27/2032	EUR	100	97
Reg. S, 2.50%, 05/13/2030	EUR	400	450
Reg. S, 2.88%, 04/28/2031	EUR	100	114
Reg. S, 2.88%, 07/14/2033	EUR	100	113
Reg. S, 3.00%, 02/23/2036	EUR	100	112
Reg. S, 3.25%, 02/14/2028	EUR	100	115

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)

Banks — continued
Reg. S, 3.88%, 01/16/2028	EUR	500	580
4.87%, 04/15/2031		1,600	1,592
Reg. S, 5.13%, 01/25/2030	GBP	1,000	1,338
5.29%, 08/18/2027		1,400	1,411
5.44%, 07/15/2031		2,600	2,666
(CMT Index 1 Year + 1.45%), 5.54%, 03/14/2030 (aa)		3,015	3,073
Banco Santander Totta SA, (Portugal), Reg. S, 1.25%, 09/26/2027	EUR	100	112
Bank Millennium SA, (Poland), Reg. S, (EURIBOR 3 Month + 2.95%), 5.31%, 09/25/2029 (aa)	EUR	5,000	5,927
Bank of America Corp.,
(United States SOFR + 0.96%), 1.73%, 07/22/2027 (aa)		1,415	1,413
(United States SOFR + 1.06%), 2.09%, 06/14/2029 (aa)		1,500	1,428
(United States SOFR + 1.22%), 2.30%, 07/21/2032 (aa)		1,000	884
(United States SOFR + 1.05%), 2.55%, 02/04/2028 (aa)		5	5
(United States SOFR + 1.21%), 2.57%, 10/20/2032 (aa)		2,605	2,321
(United States SOFR + 1.93%), 2.68%, 06/19/2041 (aa)		1,700	1,236
(United States SOFR + 1.33%), 2.97%, 02/04/2033 (aa)		140	126
(United States SOFR + 1.58%), 3.31%, 04/22/2042 (aa)		10	8
(CME Term SOFR 3 Month + 1.30%), 3.42%, 12/20/2028 (aa)		1,240	1,220
(CME Term SOFR 3 Month + 1.63%), 3.59%, 07/21/2028 (aa)		660	654
(CMT Index 5 Year + 2.00%), 3.85%, 03/08/2037 (aa)		132	123
(CME Term SOFR 3 Month + 1.33%), 3.97%, 03/05/2029 (aa)		58	57
(CME Term SOFR 3 Month + 1.58%), 4.08%, 04/23/2040 (aa)		3	3
(CME Term SOFR 3 Month + 3.41%), 4.08%, 03/20/2051 (aa)		10	8
(United States SOFR + 1.83%), 4.57%, 04/27/2033 (aa)		155	152
(United States SOFR + 2.04%), 4.95%, 07/22/2028 (aa)		7	7
(United States SOFR + 1.63%), 5.20%, 04/25/2029 (aa)		30	30
(United States SOFR + 1.57%), 5.49%, 04/23/2037 (aa)		1,860	1,855
(United States SOFR + 1.74%), 5.52%, 10/25/2035 (aa)		1,955	1,967
(United States SOFR + 1.70%), 5.74%, 02/12/2036 (aa)		245	250

SEE NOTES TO FINANCIAL STATEMENTS.

66	SIX CIRCLES TRUST	JUNE 30, 2026

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)
Long Positions — continued
Corporate Bonds — continued
Banks — continued
(CMT Index 5 Year + 2.35%), 6.25%, 07/26/2030 (x) (aa)		95	96
Series N, (United States SOFR + 1.65%), 3.48%, 03/13/2052 (aa)		122	87
Series TT, (CMT Index 5 Year + 3.23%), 6.13%, 04/27/2027 (x) (aa)		40	40
Bank of Ireland Group plc, (Ireland),
Reg. S, (ICE EURIBOR Swap Rate 1 Year + 1.05%), 3.63%, 11/10/2036 (aa)	EUR	1,454	1,645
Reg. S, (EUR Swap Rate 5 Year + 4.15%), 6.75%, 03/01/2033 (aa)	EUR	3,000	3,583
Bank of Montreal, (Canada), Series J, (United States SOFR + 1.21%), 5.30%, 06/02/2037 (aa)		3,950	3,961
Bank of New York Mellon Corp. (The), (United States SOFR + 1.60%), 6.32%, 10/25/2029 (aa)		4	4
Bank of New Zealand, (New Zealand), Reg. S, 3.71%, 12/20/2028	EUR	1,150	1,340
Bank of Nova Scotia (The), (Canada),
Reg. S, 0.38%, 03/26/2030	EUR	100	104
Reg. S, 2.48%, 01/22/2029	EUR	200	227
Reg. S, 2.52%, 06/18/2029	EUR	100	113
Reg. S, 2.97%, 01/22/2033	EUR	100	114
(United States SOFR + 0.73%), 4.25%, 02/02/2030 (aa)		3,400	3,359
(United States SOFR + 1.05%), 4.81%, 02/02/2034 (aa)		2,950	2,907
(United States SOFR + 0.97%), 4.90%, 06/05/2032 (aa)		2,750	2,745
(CMT Index 5 Year + 4.39%), 8.63%, 10/27/2082 (aa)		200	208
Bank of Queensland Ltd., (Australia),
Reg. S, 1.84%, 06/09/2027	EUR	7,600	8,602
Reg. S, 2.73%, 06/18/2030	EUR	2,000	2,253
Reg. S, 3.30%, 07/30/2029	EUR	1,988	2,288
Banque Federative du Credit Mutuel SA, (France),
Reg. S, 0.63%, 11/03/2028	EUR	1,000	1,080
Reg. S, 0.75%, 01/17/2030	EUR	1,000	1,047
Reg. S, 1.13%, 11/19/2031	EUR	600	603
Reg. S, 1.25%, 05/26/2027	EUR	1,000	1,128
Reg. S, 1.25%, 06/03/2030	EUR	1,000	1,054
Reg. S, 1.38%, 07/16/2028	EUR	3,000	3,328
Reg. S, 1.88%, 11/04/2026	EUR	1,200	1,368
Reg. S, 1.88%, 06/18/2029	EUR	1,000	1,097
Reg. S, 2.50%, 05/25/2028	EUR	1,500	1,692
Reg. S, 2.63%, 11/06/2029	EUR	500	560
Reg. S, 3.63%, 09/14/2032	EUR	3,000	3,456
Reg. S, (EUR Swap Rate 5 Year + 2.20%), 3.88%, 06/16/2032 (aa)	EUR	3,000	3,442
5.11%, 01/15/2036 (e)		325	319

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)

Banks — continued
Barclays plc, (United Kingdom),
(United States SOFR + 0.93%), 4.22%, 05/24/2030 (aa)		3,250	3,196
(United States SOFR + 1.51%), 5.21%, 02/24/2037 (aa)		2,200	2,146
(United States SOFR + 1.51%), 5.59%, 06/26/2037 (aa)		1,220	1,221
(United States SOFR + 2.98%), 6.22%, 05/09/2034 (aa)		1,200	1,264
(CMT Index 1 Year + 3.30%), 7.39%, 11/02/2028 (aa)		1,520	1,572
Basellandschaftliche Kantonalbank, (Switzerland),
Reg. S, 0.05%, 01/28/2031	CHF	1,000	1,206
Reg. S, 0.38%, 05/13/2030	CHF	100	123
Bausparkasse Schwaebisch Hall AG, (Germany),
Reg. S, 2.00%, 05/17/2034	EUR	100	105
Reg. S, 3.00%, 10/09/2035	EUR	100	113
BAWAG PSK Bank fuer Arbeit und Wirtschaft und Oesterreichische Postsparkasse AG, (Austria), Reg. S, 3.13%, 02/27/2031	EUR	100	115
Bayerische Landesbank, (Germany),
Reg. S, 0.13%, 02/10/2028	EUR	600	655
Reg. S, 0.13%, 11/02/2029	EUR	50	52
Reg. S, (EUR Swap Rate 5 Year + 1.40%), 1.38%, 11/22/2032 (aa)	EUR	100	111
Reg. S, 2.63%, 10/07/2031	EUR	40	45
Reg. S, 2.75%, 05/28/2032	EUR	40	45
Reg. S, 2.88%, 10/23/2030	EUR	500	566
Reg. S, 2.88%, 01/12/2033	EUR	60	68
Reg. S, 3.00%, 02/18/2030	EUR	300	342
Reg. S, 3.00%, 10/10/2031	EUR	400	455
Reg. S, 3.00%, 09/17/2032	EUR	200	226
Reg. S, 3.63%, 08/04/2032	EUR	400	463
Reg. S, 3.75%, 02/07/2029	EUR	600	696
Reg. S, 3.75%, 02/14/2031	EUR	300	349
Reg. S, (ICE EURIBOR Swap Rate 5 Year + 1.30%), 3.88%, 01/21/2037 (aa)	EUR	200	226
Belfius Bank SA, (Belgium),
Reg. S, 0.13%, 02/08/2028	EUR	600	655
Reg. S, (EUR Swap Rate 5 Year + 1.30%), 1.25%, 04/06/2034 (aa)	EUR	100	108
Reg. S, 2.63%, 09/30/2030	EUR	100	113
Reg. S, 3.13%, 01/30/2031	EUR	400	454
Reg. S, 3.25%, 11/14/2031	EUR	300	338
Reg. S, 3.25%, 09/09/2032	EUR	200	227
Reg. S, 3.38%, 05/28/2030	EUR	600	686
Reg. S, 3.38%, 02/20/2031	EUR	400	455
Reg. S, 3.63%, 10/18/2028	EUR	100	116
Reg. S, 3.63%, 06/11/2030	EUR	200	232
Reg. S, 3.75%, 01/22/2029	EUR	100	116

SEE NOTES TO FINANCIAL STATEMENTS.

JUNE 30, 2026	SIX CIRCLES TRUST	67

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JUNE 30, 2026 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)
Long Positions — continued
Corporate Bonds — continued
Banks — continued
Reg. S, (ICE EURIBOR Swap Rate 5 Year + 1.30%), 4.00%, 04/29/2038 (aa)	EUR	200	228
Reg. S, 4.13%, 09/12/2029	EUR	100	118
Reg. S, (EUR Swap Rate 5 Year + 2.20%), 4.88%, 06/11/2035 (aa)	EUR	500	593
Reg. S, (EUR Swap Rate 5 Year + 2.45%), 5.25%, 04/19/2033 (aa)	EUR	100	117
BNP Paribas SA, (France),
Reg. S, 1.88%, 12/14/2027	GBP	2,000	2,551
Reg. S, 2.25%, 01/11/2027	EUR	500	570
Reg. S, (ICE EURIBOR Swap Rate 5 Year + 1.70%), 4.16%, 08/28/2034 (aa)	EUR	4,000	4,636
(USD Semi-annual Swap Rate 5 Year + 1.48%), 4.38%, 03/01/2033 (e) (aa)		3,650	3,605
(United States SOFR + 1.29%), 4.92%, 01/15/2034 (e) (aa)		450	442
(United States SOFR + 1.92%), 5.91%, 11/19/2035 (e) (aa)		310	317
BPCE SA, (France),
Reg. S, 0.25%, 01/14/2031	EUR	1,900	1,900
Reg. S, 1.00%, 10/05/2028	EUR	500	547
Reg. S, 4.00%, 11/29/2032	EUR	4,300	5,066
Reg. S, (EUR Swap Rate 5 Year + 2.50%), 5.13%, 01/25/2035 (aa)	EUR	3,000	3,575
Reg. S, 5.25%, 04/16/2029	GBP	2,400	3,179
(United States SOFR + 1.58%), 5.39%, 05/28/2031 (e) (aa)		1,990	2,011
(United States SOFR + 1.57%), 5.42%, 01/13/2037 (e) (aa)		250	245
Reg. S, (ICE EURIBOR Swap Rate 5 Year + 2.65%)5.75%, 06/01/2033 (aa)	EUR	2,900	3,457
(United States SOFR + 1.63%), 5.77%, 06/02/2037 (e) (aa)		790	793
(United States SOFR + 1.85%), 5.94%, 05/30/2035 (e) (aa)		1,275	1,310
(United States SOFR + 1.96%), 6.03%, 05/28/2036 (e) (aa)		820	842
(United States SOFR + 2.04%), 6.29%, 01/14/2036 (e) (aa)		1,310	1,371
(United States SOFR + 2.79%), 6.51%, 01/18/2035 (e) (aa)		1,050	1,093
(United States SOFR + 2.59%), 7.00%, 10/19/2034 (e) (aa)		2,000	2,180
BPER Banca SpA, (Italy),
Reg. S, 3.25%, 01/22/2031	EUR	2,200	2,532
Reg. S, 3.75%, 10/22/2028	EUR	100	116
BSK 1818 AG, (Germany), Series 574, Reg. S, 4.13%, 11/21/2028	EUR	500	586
Caixa Geral de Depositos SA, (Portugal),
Reg. S, (ICE EURIBOR Swap Rate 1 Year + 0.65%), 3.00%, 10/07/2031 (aa)	EUR	500	562
Reg. S, (EUR Swap Rate 1 Year + 2.75%), 5.75%, 10/31/2028 (aa)	EUR	400	473

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)

Banks — continued
CaixaBank SA, (Spain),
Reg. S, (EURIBOR 3 Month + 0.90%), 0.50%, 02/09/2029 (aa)	EUR	1,500	1,647
Reg. S, (EURIBOR 3 Month + 1.00%), 0.75%, 05/26/2028 (aa)	EUR	2,100	2,354
Reg. S, 3.38%, 06/26/2035	EUR	1,900	2,141
Reg. S, (EURIBOR 3 Month + 1.35%), 3.75%, 01/27/2036 (aa)	EUR	600	683
Reg. S, (ICE EURIBOR Swap Rate 5 Year + 1.75%), 4.00%, 03/05/2037 (aa)	EUR	700	803
Reg. S, 4.25%, 09/06/2030	EUR	600	714
Reg. S, (EURIBOR 3 Month + 1.95%), 5.13%, 07/19/2034 (aa)	EUR	200	250
(United States SOFR + 1.79%), 5.58%, 07/03/2036 (e) (aa)		700	708
(United States SOFR + 2.26%), 6.04%, 06/15/2035 (e) (aa)		1,350	1,411
(United States SOFR + 2.70%), 6.21%, 01/18/2029 (e) (aa)		250	256
(United States SOFR + 2.08%), 6.68%, 09/13/2027 (e) (aa)		250	251
(United States SOFR + 2.77%), 6.84%, 09/13/2034 (e) (aa)		2,120	2,315
Caja Rural de Navarra SCC, (Spain), Reg. S, 0.75%, 02/16/2029	EUR	2,000	2,160
Cajamar Caja Rural SCC, (Spain),
Reg. S, 3.38%, 02/16/2028	EUR	2,100	2,415
Reg. S, 3.38%, 07/25/2029	EUR	3,500	4,040
Canadian Imperial Bank of Commerce, (Canada),
Reg. S, 2.75%, 04/15/2031	EUR	120	136
Reg. S, (EURIBOR 3 Month + 1.12%)3.25%, 07/16/2031 (aa)	EUR	1,985	2,254
Cie de Financement Foncier SA, (France),
Reg. S, 0.60%, 10/25/2041	EUR	100	73
Reg. S, 1.20%, 04/29/2031	EUR	2,400	2,518
Reg. S, 1.90%, 06/16/2028	CHF	50	64
Reg. S, 2.38%, 03/15/2030	EUR	100	112
Reg. S, 2.63%, 10/29/2029	EUR	100	113
Reg. S, 2.75%, 03/10/2031	EUR	2,200	2,483
Reg. S, 3.13%, 06/06/2030	EUR	100	115
Reg. S, 3.38%, 09/16/2031	EUR	100	116
Reg. S, 3.50%, 05/12/2036	EUR	100	115
Reg. S, 3.88%, 04/25/2055	EUR	20	22
Citibank NA, 4.91%, 05/29/2030		250	253
Citigroup, Inc.,
(United States SOFR + 1.17%), 2.56%, 05/01/2032 (aa)		1,460	1,314
(United States SOFR + 2.11%), 2.57%, 06/03/2031 (aa)		3,600	3,310
(United States SOFR + 1.38%), 2.90%, 11/03/2042 (aa)		5	4
(United States SOFR + 1.35%), 3.06%, 01/25/2033 (aa)		1,030	934

SEE NOTES TO FINANCIAL STATEMENTS.

68	SIX CIRCLES TRUST	JUNE 30, 2026

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)
Long Positions — continued
Corporate Bonds — continued
Banks — continued
(EURIBOR 3 Month + 1.03%), 3.49%, 10/22/2034 (aa)	EUR	2,300	2,590
(United States SOFR + 1.94%), 3.79%, 03/17/2033 (aa)		10	9
(EURIBOR 3 Month + 1.58%), 4.11%, 04/29/2036 (aa)	EUR	1,742	2,037
(United States SOFR + 1.14%), 4.64%, 05/07/2028 (aa)		80	80
(United States SOFR + 1.36%), 5.17%, 02/13/2030 (aa)		910	920
(United States SOFR + 4.55%), 5.32%, 03/26/2041 (aa)		10	10
(United States SOFR + 2.06%), 5.83%, 02/13/2035 (aa)		780	796
(United States SOFR + 1.83%), 6.02%, 01/24/2036 (aa)		3,740	3,858
Citizens Financial Group, Inc.,
(United States SOFR + 1.91%), 5.72%, 07/23/2032 (aa)		8	8
(United States SOFR + 2.01%), 5.84%, 01/23/2030 (aa)		213	218
(United States SOFR + 2.33%), 6.65%, 04/25/2035 (aa)		50	54
Commerzbank AG, (Germany),
Reg. S, 2.50%, 09/17/2030	EUR	80	90
Reg. S, 2.50%, 10/10/2030	EUR	100	113
Reg. S, 2.63%, 09/03/2029	EUR	25	28
Reg. S, 2.75%, 12/20/2029	EUR	160	182
Reg. S, 2.75%, 01/09/2031	EUR	100	113
Reg. S, 3.00%, 03/13/2034	EUR	150	171
Reg. S, 3.13%, 06/13/2033	EUR	70	81
Reg. S, 3.13%, 01/15/2036	EUR	60	68
Reg. S, 3.38%, 08/28/2028	EUR	200	232
Commonwealth Bank of Australia, (Australia), Reg. S, 2.86%, 02/26/2032	EUR	100	113
Cooperatieve Rabobank UA, (Netherlands),
Reg. S, 0.01%, 11/27/2040	EUR	100	69
Reg. S, 0.13%, 12/01/2031	EUR	100	99
Reg. S, 0.88%, 02/08/2028	EUR	100	111
Reg. S, (EURIBOR 3 Month + 1.18%), 0.88%, 05/05/2028 (aa)	EUR	700	787
Reg. S, 1.38%, 02/03/2027	EUR	25	28
Reg. S, 3.06%, 02/01/2034	EUR	200	229
Reg. S, (EUR Swap Rate 5 Year + 1.95%), 3.88%, 11/30/2032 (aa)	EUR	2,100	2,416
5.12%, 06/09/2036		1,950	1,944
Reg. S, 5.25%, 05/23/2041	GBP	50	63
Credit Agricole Italia SpA, (Italy),
Reg. S, 0.13%, 03/15/2033	EUR	100	94
Reg. S, 3.25%, 02/15/2034	EUR	100	114
Reg. S, 3.50%, 01/15/2030	EUR	100	116
Reg. S, 3.50%, 03/11/2036	EUR	100	115
Series 15Y, Reg. S, 1.00%, 09/30/2031	EUR	2,100	2,162

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)

Banks — continued
Credit Agricole SA, (France),
Reg. S, (UK Gilts 5 Year + 1.50%), 1.87%, 12/09/2031 (aa)	GBP	600	786
(USD Semi-annual Swap Rate 5 Year + 1.64%), 4.00%, 01/10/2033 (e) (aa)		3,575	3,516
(United States SOFR + 1.13%), 5.19%, 08/01/2032 (e) (aa)		725	729
Reg. S, (EUR Swap Rate 5 Year + 2.25%), 5.50%, 08/28/2033 (aa)	EUR	3,000	3,571
Reg. S, (UK Gilts 1 Year + 2.60%), 5.75%, 11/29/2027 (aa)	GBP	3,000	3,999
(United States SOFR + 2.67%), 6.25%, 01/10/2035 (e) (aa)		250	260
Credit Mutuel Arkea SA, (France),
Reg. S, 3.38%, 09/19/2027	EUR	3,000	3,448
Reg. S, 4.25%, 12/01/2032	EUR	3,600	4,277
Crelan SA, (Belgium), Reg. S, (ICE EURIBOR Swap Rate 5 Year + 2.60%), 5.38%, 04/30/2035 (aa)	EUR	3,000	3,602
Danske Bank A/S, (Denmark),
Reg. S, (ICE EURIBOR Swap Rate 1 Year + 0.88%), 0.75%, 06/09/2029 (aa)	EUR	468	511
Reg. S, 3.13%, 06/06/2031	EUR	100	115
(CMT Index 1 Year + 0.85%), 4.42%, 09/12/2031 (e) (aa)		3,135	3,073
(CMT Index 1 Year + 0.95%), 5.43%, 03/01/2028 (e) (aa)		1,090	1,097
Danske Hypotek AB, (Sweden), Series 2812, Reg. S, 3.50%, 12/20/2028	SEK	2,000	211
Danske Kiinnitysluottopankki OYJ, (Finland),
Reg. S, 2.25%, 07/17/2028	EUR	150	170
Reg. S, 3.50%, 01/29/2029	EUR	100	116
DBS Bank Ltd., (Singapore), Reg. S, 2.43%, 01/03/2029	EUR	100	113
DekaBank Deutsche Girozentrale, (Germany),
Reg. S, 3.13%, 06/19/2030	EUR	200	226
Reg. S, 3.25%, 02/08/2029	EUR	200	230
Reg. S, 3.38%, 07/02/2027	EUR	200	230
Reg. S, 4.13%, 08/03/2028	EUR	100	117
Deutsche Bank AG, (Germany),
Reg. S, 0.13%, 01/21/2030	EUR	75	78
Reg. S, 2.25%, 09/20/2027	EUR	100	114
(United States SOFR + 1.22%), 2.31%, 11/16/2027 (aa)		200	198
(United States SOFR + 1.32%), 2.55%, 01/07/2028 (aa)		200	198
(United States SOFR + 2.76%), 3.73%, 01/14/2032 (aa)		3,960	3,708
(United States SOFR + 2.26%), 3.74%, 01/07/2033 (aa)		1,250	1,147
Reg. S, (ICE EURIBOR Swap Rate 5 Year + 3.30%), 4.00%, 06/24/2032 (aa)	EUR	5,000	5,733

SEE NOTES TO FINANCIAL STATEMENTS.

JUNE 30, 2026	SIX CIRCLES TRUST	69

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JUNE 30, 2026 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)
Long Positions — continued
Corporate Bonds — continued
Banks — continued
Deutsche Kreditbank AG, (Germany),
Reg. S, 1.63%, 05/05/2032	EUR	50	53
Reg. S, 2.88%, 02/12/2031	EUR	500	565
Reg. S, 3.00%, 07/02/2030	EUR	100	115
Reg. S, 3.25%, 06/12/2045	EUR	20	22
Reg. S, 3.50%, 02/04/2041	EUR	100	114
Deutsche Pfandbriefbank AG, (Germany),
Reg. S, 0.63%, 08/30/2027	EUR	100	112
Reg. S, 2.63%, 05/30/2029	EUR	70	79
Reg. S, 2.88%, 01/24/2028	EUR	130	148
DNB Bank ASA, (Norway), Reg. S, (EURIBOR 3 Month + 0.90%), 3.13%, 05/20/2031 (aa)	EUR	1,344	1,527
DNB Boligkreditt A/S, (Norway),
Reg. S, 2.38%, 06/10/2030	EUR	100	112
Reg. S, 2.63%, 09/27/2029	EUR	100	114
Reg. S, 2.88%, 03/12/2029	EUR	100	114
DZ HYP AG, (Germany),
Reg. S, 0.01%, 11/12/2027	EUR	40	44
Reg. S, 0.01%, 10/27/2028	EUR	25	27
Reg. S, 2.50%, 08/30/2030	EUR	200	225
Reg. S, 2.63%, 04/30/2031	EUR	20	23
Reg. S, 3.00%, 10/29/2027	EUR	50	57
Reg. S, 3.00%, 05/31/2032	EUR	50	57
Reg. S, 3.00%, 11/30/2032	EUR	100	115
Reg. S, 3.13%, 08/29/2031	EUR	150	173
Reg. S, 3.13%, 02/28/2036	EUR	100	114
Series 1234, Reg. S, 0.01%, 03/29/2030	EUR	30	31
Series 1279, Reg. S, 3.00%, 05/31/2035	EUR	180	204
Eika Boligkreditt A/S, (Norway), Reg. S, 2.75%, 05/26/2032	EUR	100	113
Emirates NBD Bank PJSC, (United Arab Emirates),
Reg. S, 3.24%, 02/13/2031	EUR	500	560
Reg. S, 5.91%, 06/18/2035	AUD	1,000	684
6.10%, 02/21/2033	AUD	500	350
Erste Group Bank AG, (Austria),
Reg. S, 0.01%, 09/11/2029	EUR	100	104
Reg. S, 0.50%, 01/12/2037	EUR	100	86
Reg. S, 3.13%, 10/14/2027	EUR	100	115
Reg. S, 3.13%, 04/09/2031	EUR	100	115
Reg. S, 3.13%, 12/12/2033	EUR	200	230
Eurocaja Rural SCC, (Spain), Reg. S, 0.13%, 09/22/2031	EUR	2,700	2,644
Federation des Caisses Desjardins du Quebec, (Canada), Reg. S, 3.13%, 05/30/2029	EUR	110	126
Fifth Third Bancorp,
(SOFR Compounded Index + 2.13%), 4.77%, 07/28/2030 (aa)		11	11

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)

Banks — continued
(United States SOFR + 1.49%), 4.90%, 09/06/2030 (aa)		120	120
(United States SOFR + 1.84%), 5.63%, 01/29/2032 (aa)		44	45
(United States SOFR + 2.16%), 5.98%, 01/30/2030 (e) (aa)		1,083	1,113
(United States SOFR + 2.34%), 6.34%, 07/27/2029 (aa)		965	998
First Abu Dhabi Bank PJSC, (United Arab Emirates), Reg. S, 3.12%, 02/20/2031	EUR	1,200	1,341
First Citizens BancShares, Inc.,
(United States SOFR + 1.49%), 4.87%, 03/03/2032 (aa)		44	43
(CMT Index 5 Year + 1.85%), 5.60%, 09/05/2035 (aa)		295	290
First Horizon Corp., (United States SOFR + 1.77%), 5.51%, 03/07/2031 (aa)		1,460	1,479
First-Citizens Bank & Trust Co., (United States SOFR + 1.15%), 5.10%, 07/13/2029 (aa)		415	416
FNB Corp., (SOFR Compounded Index + 1.93%), 5.72%, 12/11/2030 (aa)		6	6
Goldman Sachs Group, Inc. (The),
Reg. S, 0.25%, 01/26/2028	EUR	1,000	1,097
Reg. S, 0.88%, 05/09/2029	EUR	370	397
(United States SOFR + 0.91%), 1.95%, 10/21/2027 (aa)		1,570	1,558
(United States SOFR + 1.09%), 1.99%, 01/27/2032 (aa)		41	36
2.60%, 02/07/2030		1,895	1,763
(United States SOFR + 1.28%), 2.62%, 04/22/2032 (aa)		1,809	1,626
(United States SOFR + 1.26%), 2.65%, 10/21/2032 (aa)		144	128
(United States SOFR + 1.41%), 3.10%, 02/24/2033 (aa)		22	20
Reg. S, 3.13%, 07/25/2029	GBP	1,500	1,897
(CME Term SOFR 3 Month + 1.63%), 4.02%, 10/31/2038 (aa)		150	132
(United States SOFR + 1.03%), 4.97%, 06/03/2032 (aa)		570	570
(United States SOFR + 1.34%), 5.09%, 04/20/2034 (aa)		3,250	3,241
(United States SOFR + 1.31%), 5.43%, 06/03/2037 (aa)		1,830	1,840
(United States SOFR + 1.32%), 5.54%, 01/21/2047 (aa)		210	203
(United States SOFR + 1.58%), 5.56%, 11/19/2045 (aa)		1,550	1,513
6.25%, 02/01/2041		4	4
(United States SOFR + 1.77%), 6.48%, 10/24/2029 (aa)		20	21
6.75%, 10/01/2037		45	49

SEE NOTES TO FINANCIAL STATEMENTS.

70	SIX CIRCLES TRUST	JUNE 30, 2026

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)
Long Positions — continued
Corporate Bonds — continued
Banks — continued
Hamburg Commercial Bank AG, (Germany), Reg. S, 3.38%, 02/01/2028	EUR	50	58
HSBC Holdings plc, (United Kingdom),
(United States SOFR + 1.19%), 2.80%, 05/24/2032 (aa)		900	814
(United States SOFR + 2.39%), 2.85%, 06/04/2031 (aa)		200	186
(GBP Swap Rate 1 Year + 1.77%), 3.00%, 05/29/2030 (aa)	GBP	225	283
(United States SOFR + 0.94%), 4.71%, 05/12/2030 (aa)		200	199
(United States SOFR + 1.03%), 4.90%, 03/03/2029 (aa)		200	201
(CMT Index 5 Year + 2.51%), 6.75% (x) (aa)		200	201
(SONIA Interest Rate Benchmark + 2.12%), 6.80%, 09/14/2031 (aa)	GBP	3,200	4,511
Reg. S, 7.00%, 04/07/2038	GBP	300	424
Huntington Bancshares, Inc.,
(United States SOFR + 0.99%), 4.62%, 01/28/2032 (aa)		1,650	1,624
(United States SOFR + 1.28%), 5.27%, 01/15/2031 (aa)		30	30
(SOFR Compounded Index + 1.87%), 5.71%, 02/02/2035 (aa)		2,110	2,162
(United States SOFR + 2.02%), 6.21%, 08/21/2029 (aa)		235	242
HYPO NOE Landesbank fuer Niederoesterreich und Wien AG, (Austria),
Reg. S, 3.00%, 04/16/2032	EUR	100	114
Reg. S, 3.25%, 02/27/2031	EUR	400	453
Hypo Vorarlberg Bank AG, (Austria),
Reg. S, 1.63%, 05/11/2028	EUR	100	112
Reg. S, 2.75%, 05/13/2032	EUR	100	112
Iccrea Banca SpA, (Italy),
Reg. S, 2.63%, 11/07/2030	EUR	150	169
Reg. S, 3.88%, 01/12/2029	EUR	100	117
ING Bank NV, (Netherlands),
Reg. S, 2.50%, 02/21/2030	EUR	100	113
Reg. S, 3.00%, 05/21/2034	EUR	200	227
Reg. S, 3.00%, 09/02/2035	EUR	100	113
ING Belgium SA, (Belgium),
Reg. S, 0.01%, 02/20/2030	EUR	100	103
Reg. S, 1.50%, 05/19/2029	EUR	100	110
ING Groep NV, (Netherlands),
Reg. S, (EURIBOR 3 Month + 0.68%), 0.25%, 02/18/2029 (aa)	EUR	4,000	4,366
Reg. S, (SONIA Interest Rate Benchmark + 0.91%), 1.13%, 12/07/2028 (aa)	GBP	1,900	2,397
Reg. S, (EUR Swap Rate 5 Year + 2.50%), 4.13%, 08/24/2033 (aa)	EUR	2,500	2,892
Reg. S, (EURIBOR 3 Month + 1.60%), 4.50%, 05/23/2029 (aa)	EUR	4,200	4,918

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)

Banks — continued
(SOFR Compounded Index + 1.61%), 5.42%, 03/23/2037 (aa)		972	976
(United States SOFR + 1.61%), 5.53%, 03/25/2036 (aa)		1,000	1,017
ING-DiBa AG, (Germany), Reg. S, 0.01%, 10/07/2028	EUR	200	215
Intesa Sanpaolo SpA, (Italy),
Reg. S, 3.63%, 06/30/2028	EUR	100	116
Reg. S, 6.63%, 05/31/2033	GBP	2,400	3,422
(CMT Index 1 Year + 3.90%), 7.78%, 06/20/2054 (e) (aa)		850	1,005
7.80%, 11/28/2053 (e)		2,130	2,579
Investec plc, (United Kingdom),
Reg. S, (UK Gilts 1 Year + 1.50%), 1.88%, 07/16/2028 (aa)	GBP	1,500	1,928
Reg. S, (UK Gilts 5 Year + 2.05%), 2.63%, 01/04/2032 (aa)	GBP	1,000	1,317
Investitionsbank Berlin, (Germany),
Series 208, 0.05%, 03/02/2035	EUR	100	88
Series 215, 0.01%, 07/01/2031	EUR	200	198
Series 216, 0.01%, 07/15/2027	EUR	500	556
Series 222, Reg. S, 2.75%, 10/04/2027	EUR	700	800
Series 226, Reg. S, 3.13%, 03/01/2033	EUR	900	1,035
Series 237, Reg. S, 2.25%, 09/28/2029	EUR	100	112
Series 245, Reg. S, 2.75%, 03/24/2031	EUR	1,000	1,137
Series 276, 0.01%, 11/22/2029	EUR	200	208
KBC Bank NV, (Belgium), Reg. S, 3.00%, 04/10/2031	EUR	100	115
KeyCorp.,
(United States SOFR + 1.37%), 5.31%, 01/28/2037 (aa)		890	879
(SOFR Compounded Index + 2.42%), 6.40%, 03/06/2035 (aa)		690	735
Kreditanstalt fuer Wiederaufbau, (Germany),
Reg. S, 0.00%, 12/15/2027	EUR	3,740	4,117
Reg. S, 0.00%, 09/15/2028	EUR	1,325	1,430
Reg. S, 0.00%, 11/09/2028	EUR	1,490	1,601
Reg. S, 0.00%, 06/15/2029	EUR	1,084	1,146
Reg. S, 0.00%, 09/17/2030	EUR	1,108	1,131
Reg. S, 0.00%, 01/10/2031	EUR	3,310	3,345
Reg. S, 0.00%, 09/15/2031	EUR	2,000	1,981
Reg. S, 0.05%, 09/29/2034	EUR	980	883
Reg. S, 0.13%, 01/09/2032	EUR	1,830	1,808
Reg. S, 0.38%, 04/23/2030	EUR	1,360	1,425
Reg. S, 0.38%, 05/20/2036	EUR	1,948	1,719
0.50%, 09/15/2027	EUR	500	557
0.63%, 01/07/2028	EUR	720	799
Reg. S, 0.75%, 01/15/2029	EUR	3,550	3,870
Reg. S, 0.88%, 07/04/2039	EUR	2,380	2,033
Reg. S, 1.13%, 09/15/2032	EUR	900	929
Reg. S, 1.13%, 05/09/2033	EUR	550	560
Reg. S, 1.13%, 03/31/2037	EUR	3,040	2,841

SEE NOTES TO FINANCIAL STATEMENTS.

JUNE 30, 2026	SIX CIRCLES TRUST	71

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JUNE 30, 2026 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)
Long Positions — continued
Corporate Bonds — continued
Banks — continued
Reg. S, 1.13%, 06/15/2037	EUR	1,600	1,484
Reg. S, 1.38%, 06/07/2032	EUR	1,500	1,579
Reg. S, 1.38%, 07/31/2035	EUR	202	201
Reg. S, 2.00%, 11/15/2029	EUR	1,500	1,678
Reg. S, 2.13%, 07/31/2028	EUR	4,080	4,616
Reg. S, 2.38%, 08/05/2027	EUR	5,040	5,747
Reg. S, 2.38%, 04/11/2028	EUR	3,089	3,516
Reg. S, 2.38%, 06/29/2029	EUR	2,200	2,493
Reg. S, 2.38%, 10/04/2029	EUR	2,700	3,058
Reg. S, 2.50%, 10/09/2030	EUR	1,500	1,699
Reg. S, 2.50%, 11/15/2030	EUR	1,700	1,924
Reg. S, 2.50%, 10/15/2031	EUR	2,790	3,145
Reg. S, 2.63%, 04/26/2029	EUR	2,490	2,842
Reg. S, 2.63%, 11/15/2032	EUR	1,500	1,691
Reg. S, 2.63%, 01/10/2034	EUR	2,500	2,796
Reg. S, 2.75%, 10/01/2027	EUR	750	859
Reg. S, 2.75%, 03/15/2028	EUR	650	745
Reg. S, 2.75%, 05/15/2030	EUR	525	601
Reg. S, 2.75%, 02/20/2031	EUR	1,100	1,257
Reg. S, 2.75%, 02/14/2033	EUR	700	794
Reg. S, 2.75%, 04/01/2033	EUR	2,500	2,834
Reg. S, 2.75%, 01/17/2035	EUR	2,943	3,303
Reg. S, 2.88%, 12/28/2029	EUR	1,280	1,471
Reg. S, 2.88%, 06/30/2031	EUR	2,500	2,871
Reg. S, 2.88%, 03/31/2032	EUR	2,100	2,407
Reg. S, 2.88%, 06/07/2033	EUR	500	571
Reg. S, 3.00%, 01/04/2036	EUR	2,700	3,068
Reg. S, 3.13%, 10/10/2028	EUR	3,300	3,811
Reg. S, 3.13%, 06/07/2030	EUR	2,200	2,552
Reg. S, 3.25%, 03/24/2031	EUR	1,510	1,763
4.70%, 06/02/2037	CAD	140	103
Reg. S, 4.88%, 03/15/2037	GBP	825	1,090
5.75%, 06/07/2032	GBP	1,300	1,840
La Banque Postale SA, (France),
Reg. S, 0.75%, 06/23/2031	EUR	300	302
Reg. S, (EUR Swap Rate 5 Year + 1.23%), 0.75%, 08/02/2032 (aa)	EUR	100	111
Reg. S, 1.38%, 04/24/2029	EUR	200	218
Reg. S, 3.50%, 06/13/2030	EUR	500	579
Reg. S, (EURIBOR 3 Month + 1.30%), 3.50%, 04/01/2031 (aa)	EUR	200	228
Reg. S, (EURIBOR 3 Month + 1.15%), 3.50%, 12/02/2032 (aa)	EUR	600	681
Reg. S, 4.00%, 05/03/2028	EUR	400	465
Reg. S, 4.38%, 01/17/2030	EUR	400	473
Reg. S, (EUR Swap Rate 5 Year + 2.85%), 5.50%, 03/05/2034 (aa)	EUR	300	358
Landesbank Baden-Wuerttemberg, (Germany),
Reg. S, 0.01%, 07/07/2028	EUR	180	195
Reg. S, 0.25%, 07/21/2028	EUR	200	217
Reg. S, 0.38%, 02/28/2028	EUR	200	219
Reg. S, 0.38%, 05/07/2029	EUR	300	318

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)

Banks — continued
Reg. S, 0.38%, 02/21/2031	EUR	400	401
Reg. S, 0.38%, 04/21/2031	EUR	600	598
Reg. S, 0.50%, 11/05/2029	EUR	600	633
Reg. S, 2.75%, 03/12/2031	EUR	100	113
Reg. S, 2.75%, 11/19/2032	EUR	100	113
Reg. S, 3.00%, 09/26/2031	EUR	60	69
Reg. S, 3.13%, 11/13/2029	EUR	50	58
Reg. S, 3.25%, 09/27/2027	EUR	50	57
3.50%, 03/21/2030	EUR	300	348
Landesbank Hessen-Thueringen Girozentrale, (Germany),
Reg. S, 0.01%, 07/19/2027	EUR	100	111
Reg. S, 0.38%, 06/04/2029	EUR	300	317
Reg. S, 2.25%, 09/15/2028	EUR	100	113
Reg. S, 2.63%, 08/24/2027	EUR	200	228
Reg. S, 2.88%, 02/06/2034	EUR	100	113
Reg. S, 3.00%, 03/05/2032	EUR	700	791
Reg. S, 3.38%, 02/26/2031	EUR	200	229
Reg. S, 3.50%, 11/28/2033	EUR	300	341
Reg. S, 4.00%, 02/04/2030	EUR	300	353
Reg. S, (ICE EURIBOR Swap Rate 5 Year + 2.75%), 4.50%, 09/15/2032 (aa)	EUR	100	115
Landeskreditbank Baden-Wuerttemberg Foerderbank, (Germany),
Reg. S, 0.75%, 03/16/2032	EUR	200	201
Reg. S, 2.38%, 07/04/2030	EUR	500	561
Reg. S, 2.75%, 02/16/2028	EUR	500	571
Series 5614, Reg. S, 0.01%, 01/20/2031	EUR	700	701
Landshypotek Bank AB, (Sweden), Reg. S, 3.25%, 08/04/2028	SEK	2,000	209
Landwirtschaftliche Rentenbank, (Germany),
Reg. S, 0.00%, 09/22/2027	EUR	300	332
Reg. S, 0.00%, 07/19/2028	EUR	1,500	1,623
Reg. S, 0.00%, 12/13/2028	EUR	720	771
Reg. S, 0.00%, 11/27/2029	EUR	820	855
Reg. S, 0.01%, 11/26/2040	EUR	200	140
Reg. S, 0.05%, 12/18/2029	EUR	2,140	2,232
Reg. S, 0.05%, 01/31/2031	EUR	800	807
Reg. S, 0.38%, 02/14/2028	EUR	1,140	1,256
Reg. S, 0.50%, 02/28/2029	EUR	400	432
Reg. S, 0.63%, 02/20/2030	EUR	1,090	1,155
Reg. S, 0.63%, 10/31/2036	EUR	825	735
Reg. S, 2.50%, 05/11/2032	EUR	1,000	1,120
Reg. S, 2.63%, 07/08/2032	EUR	700	789
Reg. S, 2.75%, 02/16/2032	EUR	1,000	1,136
Reg. S, 2.75%, 01/17/2033	EUR	300	339
Reg. S, 2.88%, 07/09/2031	EUR	300	344
Reg. S, 3.00%, 11/14/2034	EUR	700	801
Reg. S, 3.13%, 03/24/2036	EUR	1,000	1,143
Reg. S, 3.25%, 09/06/2030	EUR	600	698

SEE NOTES TO FINANCIAL STATEMENTS.

72	SIX CIRCLES TRUST	JUNE 30, 2026

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)
Long Positions — continued
Corporate Bonds — continued
Banks — continued
LFA Foerderbank Bayern, (Germany),
Series 171, 1.00%, 03/01/2028	EUR	200	222
Series 219, 2.88%, 02/01/2029	EUR	300	343
Series 1180, 0.75%, 04/01/2031	EUR	400	414
Series 1253, 2.63%, 06/12/2031	EUR	1,000	1,131
Lloyds Bank plc, (United Kingdom),
Reg. S, 6.00%, 02/08/2029	GBP	100	138
Reg. S, 6.50%, 09/17/2040	GBP	300	422
Lloyds Banking Group plc, (United Kingdom),
(UK Gilts 5 Year + 1.60%), 1.99%, 12/15/2031 (aa)	GBP	1,900	2,505
(IBOR USD 3 Month + 1.21%), 3.57%, 11/07/2028 (aa)		1,050	1,036
(CMT Index 1 Year + 1.60%), 6.07%, 06/13/2036 (aa)		1,900	1,958
Reg. S, (UK Gilts 5 Year + 3.10%), 6.63%, 06/02/2033 (aa)	GBP	2,600	3,528
Luzerner Kantonalbank AG, (Switzerland), Reg. S, 0.10%, 09/15/2031	CHF	1,050	1,263
M&T Bank Corp.,
(CMT Index 5 Year + 1.38%), 5.30%, 04/18/2036 (aa)		180	179
(CMT Index 5 Year + 1.43%), 5.40%, 07/30/2035 (aa)		76	76
(United States SOFR + 2.26%), 6.08%, 03/13/2032 (aa)		31	32
Macquarie Bank Ltd., (Australia), Reg. S, 2.78%, 02/25/2030	EUR	100	113
Mediobanca Banca di Credito Finanziario SpA, (Italy),
Reg. S, 2.63%, 08/05/2030	EUR	100	113
Reg. S, 2.88%, 02/02/2032	EUR	2,200	2,480
Reg. S, 3.00%, 09/04/2031	EUR	100	114
Mediocredito Centrale — Banca Del Mezzogiorno SpA, (Italy), Reg. S, 3.75%, 09/20/2029	EUR	600	696
Mitsubishi UFJ Financial Group, Inc., (Japan),
Reg. S, 0.85%, 07/19/2029	EUR	1,125	1,201
(CMT Index 1 Year + 0.75%), 1.54%, 07/20/2027 (aa)		780	779
Reg. S, (EURIBOR 3 Month + 1.04%), 3.20%, 06/10/2031 (aa)	EUR	216	245
Reg. S, 3.56%, 06/15/2032	EUR	466	535
Reg. S, (EURIBOR 3 Month + 1.12%), 3.56%, 09/05/2032 (aa)	EUR	7,000	8,036
(CMT Index 1 Year + 0.80%), 4.51%, 01/14/2032 (aa)		300	295
(CMT Index 1 Year + 0.80%), 4.53%, 09/12/2031 (aa)		895	884
Reg. S, (EURIBOR 3 Month + 1.60%), 4.64%, 06/07/2031 (aa)	EUR	3,500	4,193

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)

Banks — continued
(CMT Index 1 Year + 0.92%), 4.85%, 04/21/2032 (aa)		580	578
(CMT Index 1 Year + 0.93%), 5.19%, 09/12/2036 (aa)		725	722
(CMT Index 1 Year + 1.02%), 5.33%, 04/21/2037 (aa)		710	709
(CMT Index 1 Year + 1.90%), 5.35%, 09/13/2028 (aa)		3,450	3,481
(CMT Index 1 Year + 1.27%), 5.62%, 04/24/2036 (aa)		2,225	2,281
Mizuho Bank Ltd., (Japan),
5.19%, 04/16/2036 (e)		1,075	1,070
5.77%, 04/16/2046 (e)		490	492
Mizuho Financial Group, Inc., (Japan),
(CME Term SOFR 3 Month + 1.39%), 3.15%, 07/16/2030 (aa)		930	887
(CMT Index 1 Year + 1.12%), 5.38%, 05/26/2030 (aa)		350	357
Morgan Stanley,
(United States SOFR + 0.86%), 1.51%, 07/20/2027 (aa)		39	39
(United States SOFR + 1.03%), 1.79%, 02/13/2032 (aa)		103	90
(United States SOFR + 1.00%), 2.48%, 01/21/2028 (aa)		2	2
(United States SOFR + 1.20%), 2.51%, 10/20/2032 (aa)		103	91
2.63%, 03/09/2027	GBP	1,425	1,868
(United States SOFR + 1.14%), 2.70%, 01/22/2031 (aa)		75	70
(EURIBOR 3 Month + 1.25%), 2.95%, 05/07/2032 (aa)	EUR	2,000	2,229
(EURIBOR 3 Month + 0.86%), 3.15%, 11/07/2031 (aa)	EUR	4,900	5,525
(EURIBOR 3 Month + 0.70%), 3.49%, 06/11/2030 (aa)	EUR	2,000	2,297
(EURIBOR 3 Month + 1.32%), 3.52%, 05/22/2031 (aa)	EUR	2,600	2,983
(CME Term SOFR 3 Month + 1.40%), 3.77%, 01/24/2029 (aa)		5	5
3.95%, 04/23/2027		15	15
(United States SOFR + 1.38%), 4.99%, 04/12/2029 (aa)		30	30
(SONIA Interest Rate Benchmark + 1.46%), 5.21%, 10/24/2035 (aa)	GBP	400	520
(United States SOFR + 1.11%), 5.23%, 01/15/2031 (aa)		95	96
(United States SOFR + 1.87%), 5.25%, 04/21/2034 (aa)		190	191
(SOFR Compounded Index + 1.41%), 5.30%, 04/10/2037 (aa)		580	578
(SONIA Interest Rate Benchmark + 1.15%), 5.43%, 09/10/2032 (aa)	GBP	3,000	4,021

SEE NOTES TO FINANCIAL STATEMENTS.

JUNE 30, 2026	SIX CIRCLES TRUST	73

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JUNE 30, 2026 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)
Long Positions — continued
Corporate Bonds — continued
Banks — continued
(United States SOFR + 1.63%), 5.45%, 07/20/2029 (aa)		510	517
(United States SOFR + 1.71%), 5.52%, 11/19/2055 (aa)		210	204
(United States SOFR + 2.24%), 6.30%, 10/18/2028 (aa)		110	112
Morgan Stanley Bank NA, (SOFR Compounded Index + 0.97%), 4.79%, 05/10/2030 (aa)		2,925	2,928
Morgan Stanley Private Bank NA, (United States SOFR + 0.76%), 4.21%, 02/08/2030 (aa)		5,575	5,504
Muenchener Hypothekenbank eG, (Germany),
Reg. S, 0.01%, 11/02/2040	EUR	50	35
Reg. S, 0.13%, 02/01/2029	EUR	50	53
Reg. S, 1.00%, 04/18/2039	EUR	50	43
Reg. S, 2.50%, 07/04/2028	EUR	50	57
Reg. S, 2.75%, 03/06/2035	EUR	100	111
Reg. S, 3.00%, 02/01/2034	EUR	50	57
National Australia Bank Ltd., (Australia),
Reg. S, (UK Gilts 5 Year + 1.40%), 1.70%, 09/15/2031 (aa)	GBP	1,425	1,878
Reg. S, 2.72%, 08/27/2030	EUR	100	113
Reg. S, 2.85%, 03/04/2033	EUR	100	113
Reg. S, 3.15%, 02/05/2031	EUR	1,800	2,069
(CMT Index 1 Year + 1.18%), 5.63%, 06/04/2037 (e) (aa)		3,300	3,301
National Bank of Canada, (Canada), Reg. S, 0.01%, 03/25/2028	EUR	100	109
Nationale-Nederlanden Bank NV (The), (Netherlands),
Reg. S, 0.01%, 07/08/2030	EUR	100	102
Reg. S, 3.00%, 03/21/2031	EUR	200	229
NatWest Group plc, (United Kingdom),
Reg. S, (EURIBOR 3 Month + 0.89%), 0.67%, 09/14/2029 (aa)	EUR	2,000	2,165
(CMT Index 1 Year + 1.05%), 5.12%, 05/23/2031 (aa)		2,100	2,117
Reg. S, (ICE EURIBOR Swap Rate 5 Year + 2.60%), 5.76%, 02/28/2034 (aa)	EUR	3,200	3,847
NatWest Markets plc, (United Kingdom), 4.65%, 03/27/2029 (e)		2,485	2,482
4.89%, 03/27/2031 (e)		1,595	1,595
5.02%, 03/21/2030 (e)		2,300	2,317
NIBC Bank NV, (Netherlands), Reg. S, 0.13%, 04/21/2031	EUR	100	99
Norddeutsche Landesbank-Girozentrale, (Germany),
Reg. S, 2.38%, 09/20/2029	EUR	60	68
Reg. S, 2.63%, 10/20/2028	EUR	130	148
Reg. S, (EURIBOR 3 Month + 0.63%), 2.75%, 10/02/2028 (aa)	EUR	500	569

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)

Banks — continued
Reg. S, 3.25%, 02/04/2028	EUR	200	229
Reg. S, 3.63%, 09/11/2029	EUR	800	923
Reg. S, (ICE EURIBOR Swap Rate 5 Year + 2.00%), 4.38%, 12/10/2035 (aa)	EUR	200	231
Reg. S, 4.88%, 07/11/2028	EUR	100	119
Reg. S, (ICE EURIBOR Swap Rate 5 Year + 2.95%), 5.63%, 08/23/2034 (aa)	EUR	300	359
Nordea Bank Abp, (Finland), 4.40%, 05/21/2029 (e)		1,550	1,545
Nordea Hypotek AB, (Sweden),
Series 5538, Reg. S, 3.50%, 09/20/2028	SEK	2,000	211
Series 5540, Reg. S, 3.00%, 11/26/2030	SEK	2,000	209
Nordea Kiinnitysluottopankki OYJ, (Finland),
Reg. S, 2.50%, 09/14/2032	EUR	100	112
Reg. S, 3.00%, 01/31/2031	EUR	150	172
Novo Banco SA, (Portugal), Reg. S, 2.75%, 02/04/2030	EUR	100	113
NRW Bank, (Germany),
Reg. S, 0.00%, 02/18/2030	EUR	400	413
Reg. S, 0.00%, 09/23/2030	EUR	500	507
Reg. S, 0.00%, 02/03/2031	EUR	300	301
Reg. S, 0.00%, 07/28/2031	EUR	138	137
Reg. S, 0.10%, 07/09/2035	EUR	680	593
Reg. S, 0.38%, 05/16/2029	EUR	750	801
Reg. S, 0.50%, 06/17/2041	EUR	100	74
0.63%, 01/04/2028	EUR	110	122
Reg. S, 0.75%, 06/30/2028	EUR	760	835
1.20%, 03/28/2039	EUR	100	88
1.25%, 05/13/2049	EUR	87	61
Reg. S, 2.50%, 02/13/2032	EUR	300	335
2.75%, 02/21/2029	EUR	500	571
Reg. S, 2.75%, 05/15/2031	EUR	1,502	1,708
Reg. S, 2.88%, 04/05/2033	EUR	600	681
Reg. S, 2.88%, 07/25/2034	EUR	300	339
Reg. S, 2.88%, 09/26/2039	EUR	170	184
Reg. S, 3.00%, 05/31/2030	EUR	173	199
Reg. S, 3.00%, 06/04/2035	EUR	600	680
Reg. S, 3.00%, 09/24/2035	EUR	500	565
Reg. S, 3.63%, 04/23/2041	EUR	400	466
Series 1W1, 0.13%, 02/04/2030	EUR	300	312
Nykredit Realkredit A/S, (Denmark),
Series 13H, Reg. S, 1.00%, 07/01/2027	DKK	1,000	151
Series 13H, Reg. S, 1.00%, 01/01/2028	DKK	200	30
Series 13G, Reg. S, 1.00%, 04/01/2028	DKK	1,200	179
Series 13H, Reg. S, 1.00%, 07/01/2028	DKK	1,400	208
Series 13H, Reg. S, 1.00%, 07/01/2029	DKK	3,550	518
Series 13H, Reg. S, 1.00%, 07/01/2030	DKK	2,200	315
Series SDO, Reg. S, 1.00%, 01/01/2029	DKK	700	103
Oesterreichische Kontrollbank AG, (Austria),
Reg. S, 1.50%, 07/13/2027	EUR	300	339
Reg. S, 2.88%, 04/29/2031	EUR	400	458

SEE NOTES TO FINANCIAL STATEMENTS.

74	SIX CIRCLES TRUST	JUNE 30, 2026

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)
Long Positions — continued
Corporate Bonds — continued
Banks — continued
Reg. S, 3.13%, 11/15/2028	EUR	300	346
OP Corporate Bank plc, (Finland), Reg. S, 4.13%, 04/18/2027	EUR	3,000	3,464
OP Mortgage Bank, (Finland),
Reg. S, 0.63%, 02/15/2029	EUR	100	108
Reg. S, 2.63%, 07/09/2030	EUR	100	113
Reg. S, 3.00%, 07/17/2031	EUR	100	115
Permanent TSB Group Holdings plc, (Ireland),
Reg. S, (ICE EURIBOR Swap Rate 5 Year + 1.55%), 3.88%, 12/22/2035 (aa)	EUR	200	227
Reg. S, (ICE EURIBOR Swap Rate 1 Year + 1.60%), 4.25%, 07/10/2030 (aa)	EUR	400	469
Reg. S, (ICE EURIBOR Swap Rate 1 Year + 3.50%), 6.63%, 06/30/2029 (aa)	EUR	300	364
Pfandbriefbank schweizerischer Hypothekarinstitute AG, (Switzerland),
Reg. S, 0.00%, 02/26/2030	CHF	650	790
Series 671, Reg. S, 0.25%, 04/15/2030	CHF	30	37
Series 676, Reg. S, 0.25%, 04/26/2034	CHF	100	119
Series 678, Reg. S, 0.00%, 08/26/2049	CHF	100	95
Series 683, Reg. S, 0.00%, 02/25/2028	CHF	290	357
Series 684, Reg. S, 0.00%, 05/10/2045	CHF	125	125
Series 689, Reg. S, 0.25%, 10/06/2042	CHF	40	43
Series 692, Reg. S, 0.13%, 08/17/2040	CHF	60	66
Series 697, Reg. S, 0.00%, 05/20/2041	CHF	250	265
Series 706, Reg. S, 0.13%, 08/19/2031	CHF	160	193
Series 723, Reg. S, 2.25%, 07/05/2052	CHF	10	15
Series 734, Reg. S, 1.88%, 01/15/2031	CHF	140	183
Series 740, Reg. S, 2.00%, 10/04/2040	CHF	20	28
Series 742, Reg. S, 1.75%, 07/07/2033	CHF	50	66
Series 743, Reg. S, 1.75%, 07/09/2038	CHF	70	95
Series 745, Reg. S, 1.75%, 12/23/2033	CHF	30	40
Series 746, Reg. S, 1.75%, 01/26/2049	CHF	10	14
Series 747, Reg. S, 1.75%, 03/24/2043	CHF	70	96
Series 748, Reg. S, 1.63%, 03/15/2034	CHF	40	53
Series 751, Reg. S, 1.25%, 05/28/2030	CHF	40	51
Series 754, Reg. S, 1.38%, 04/24/2054	CHF	20	26
Series 755, Reg. S, 1.50%, 07/13/2027	CHF	100	125
Series 756, Reg. S, 1.25%, 08/10/2028	CHF	100	126
Series 761, Reg. S, 1.00%, 04/28/2049	CHF	20	24
Series 764, Reg. S, 0.88%, 03/10/2032	CHF	170	213
Series 767, Reg. S, 1.00%, 02/23/2035	CHF	25	32
Series 769, Reg. S, 1.00%, 02/23/2046	CHF	10	12
Series 771, Reg. S, 0.63%, 03/27/2030	CHF	190	236
Series 775, Reg. S, 0.75%, 05/26/2034	CHF	80	99
Series 782, Reg. S, 0.75%, 07/10/2036	CHF	80	99
Pfandbriefzentrale der schweizerischen Kantonalbanken AG, (Switzerland),
Series 483, Reg. S, 0.00%, 01/27/2027	CHF	170	210
Series 490, Reg. S, 0.50%, 02/20/2032	CHF	150	184
Series 516, Reg. S, 0.13%, 03/23/2032	CHF	100	120
Series 524, Reg. S, 0.00%, 06/21/2028	CHF	50	62

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)

Banks — continued
Series 528, Reg. S, 0.00%, 03/15/2030	CHF	150	182
Series 530, Reg. S, 0.00%, 03/18/2033	CHF	320	379
Series 531, Reg. S, 0.00%, 02/15/2036	CHF	335	383
Series 534, Reg. S, 0.00%, 03/13/2028	CHF	50	62
Series 536, Reg. S, 0.20%, 06/12/2035	CHF	100	117
Series 550, Reg. S, 1.10%, 04/18/2028	CHF	130	163
Series 568, Reg. S, 1.80%, 12/12/2034	CHF	110	147
Series 576, Reg. S, 1.85%, 07/19/2038	CHF	50	68
Series 583, Reg. S, 1.40%, 01/16/2032	CHF	70	90
Series 585, Reg. S, 1.50%, 04/02/2031	CHF	100	129
Series 588, Reg. S, 1.45%, 11/03/2032	CHF	50	65
Series 589, Reg. S, 1.50%, 06/23/2036	CHF	30	40
Series 594, Reg. S, 1.45%, 08/02/2034	CHF	30	39
Series 600, Reg. S, 0.90%, 10/26/2035	CHF	40	50
Series 603, Reg. S, 0.95%, 03/27/2035	CHF	40	50
Series 605, Reg. S, 1.15%, 01/24/2046	CHF	20	25
Series 608, Reg. S, 1.00%, 08/24/2045	CHF	30	36
Series 610, Reg. S, 0.35%, 08/23/2028	CHF	50	62
Series 611, Reg. S, 0.80%, 08/22/2033	CHF	80	100
Pinnacle Bank / Nashville TN, (CMT Index 5 Year + 2.30%), 5.96%, 01/15/2036 (aa)		250	248
Pinnacle Financial Partners, Inc., (United States SOFR + 1.70%), 5.60%, 05/19/2032 (aa)		88	88
Piraeus Bank SA, (Greece), Reg. S, (ICE EURIBOR Swap Rate 1 Year + 1.15%), 3.00%, 12/03/2028 (aa)	EUR	400	455
PNC Financial Services Group, Inc. (The),
(United States SOFR + 1.42%), 5.37%, 07/21/2036 (aa)		149	151
(United States SOFR + 2.28%), 6.88%, 10/20/2034 (aa)		760	840
Series V, (CMT Index 5 Year + 3.24%), 6.20%, 09/15/2027 (x) (aa)		70	71
Powszechna Kasa Oszczednosci Bank Polski SA, (Poland), Reg. S, (EURIBOR 3 Month + 0.93%), 3.75%, 05/06/2030 (aa)	EUR	166	191
QNB Finance Ltd., (Cayman Islands), Reg. S, 3.00%, 09/30/2030	EUR	1,300	1,449
Raiffeisen Bank International AG, (Austria), Reg. S, 5.75%, 01/27/2028	EUR	3,000	3,576
Raiffeisen Bausparkasse Gesellschaft mbH, (Austria), Reg. S, 3.38%, 07/10/2029	EUR	100	116
Raiffeisenlandesbank Niederoesterreich-Wien AG, (Austria), Reg. S, 3.25%, 01/11/2030	EUR	100	115
Raiffeisen-Landesbank Steiermark AG, (Austria), Reg. S, 2.38%, 06/14/2028	EUR	100	113
Raiffeisen-Landesbank Tirol AG, (Austria), Reg. S, 3.00%, 01/24/2028	EUR	100	115
Regions Bank, (United States SOFR + 0.81%), 4.76%, 07/27/2029 (aa)		2,115	2,116

SEE NOTES TO FINANCIAL STATEMENTS.

JUNE 30, 2026	SIX CIRCLES TRUST	75

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JUNE 30, 2026 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)
Long Positions — continued
Corporate Bonds — continued
Banks — continued
Regions Financial Corp., (United States SOFR + 2.06%), 5.50%, 09/06/2035 (aa)		140	142
Rheinland-Pfalz Bank, (Germany), SUB, 6.88%, 02/23/2028 (e)		2,000	2,061
Royal Bank of Canada, (Canada),
Reg. S, 0.01%, 10/05/2028	EUR	100	107
Reg. S, 0.01%, 01/27/2031	EUR	500	499
Reg. S, 2.38%, 09/13/2027	EUR	150	171
Reg. S, 2.75%, 02/04/2030	EUR	100	114
Reg. S, (EURIBOR 3 Month + 0.70%), 3.13%, 02/03/2032 (aa)	EUR	9,677	10,950
(SOFR Compounded Index + 0.81%), 4.72%, 03/27/2028 (aa)		32	32
Santander Holdings USA, Inc.,
(United States SOFR + 1.28%), 5.22%, 06/05/2032 (aa)		68	68
(United States SOFR + 1.88%), 5.74%, 03/20/2031 (aa)		78	80
(United States SOFR + 2.14%), 6.34%, 05/31/2035 (aa)		130	137
Santander UK Group Holdings plc, (United Kingdom),
(SOFR Compounded Index + 1.07%), 4.32%, 09/22/2029 (aa)		465	460
(SOFR Compounded Index + 1.58%), 5.14%, 09/22/2036 (aa)		400	390
(United States SOFR + 2.60%), 6.53%, 01/10/2029 (aa)		2,500	2,566
Santander UK plc, (United Kingdom),
Reg. S, 2.38%, 05/12/2029	EUR	200	225
Reg. S, 2.88%, 02/12/2033	EUR	100	113
Skandinaviska Enskilda Banken AB, (Sweden),
Series 602, Reg. S, 3.00%, 11/06/2028	SEK	2,000	209
Series 603, Reg. S, 3.00%, 12/06/2029	SEK	2,000	209
Series 605, Reg. S, 3.00%, 12/03/2031	SEK	2,000	208
Slovenska Sporitelna A/S, (Slovakia), Reg. S, 2.75%, 01/30/2029	EUR	100	114
Societe Generale SA, (France),
3.00%, 01/22/2030 (e)		625	586
Reg. S, 4.00%, 11/16/2027	EUR	3,000	3,480
(United States SOFR + 1.42%), 5.25%, 05/22/2029 (e) (aa)		2,350	2,367
Reg. S, (EUR Swap Rate 5 Year + 3.10%), 5.25%, 09/06/2032 (aa)	EUR	200	234
(United States SOFR + 1.60%), 5.40%, 04/10/2037 (e) (aa)		1,235	1,213
(United States SOFR + 1.73%), 5.44%, 10/03/2036 (e) (aa)		1,715	1,693
(CMT Index 1 Year + 2.95%), 7.13%, 01/19/2055 (e) (aa)		250	263

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)

Banks — continued
S-Pankki OYJ, (Finland), Reg. S, 3.00%, 04/16/2030	EUR	100	114
SpareBank 1 Boligkreditt A/S, (Norway),
Reg. S, 0.01%, 09/22/2027	EUR	100	111
Reg. S, 0.13%, 05/12/2031	EUR	100	100
Reg. S, 1.00%, 01/30/2029	EUR	100	109
Reg. S, 2.38%, 02/13/2030	EUR	100	112
Reg. S, 2.75%, 08/27/2032	EUR	220	248
Sparebank 1 Oestlandet, (Norway), Reg. S, 1.75%, 04/27/2027	EUR	1,000	1,134
SpareBank 1 Sor-Norge ASA, (Norway), Reg. S, 3.38%, 11/14/2029	EUR	193	223
Sparkasse Hannover, (Germany), Reg. S, 2.75%, 05/24/2032	EUR	30	34
Sparkasse Pforzheim Calw, (Germany), Series P27, 2.38%, 08/14/2028	EUR	100	113
SR-Boligkreditt A/S, (Norway),
Reg. S, 1.63%, 03/15/2028	EUR	100	112
Reg. S, 2.50%, 06/11/2030	EUR	100	113
Stadshypotek AB, (Sweden),
Reg. S, 2.79%, 05/23/2030	SEK	4,000	414
Reg. S, 3.63%, 06/20/2028	SEK	2,000	211
Series 1594, Reg. S, 2.00%, 09/01/2028	SEK	3,000	307
Series 1595, Reg. S, 4.00%, 05/02/2029	SEK	4,000	429
Series 1596, Reg. S, 2.50%, 02/01/2030	SEK	2,000	205
Series 1597, Reg. S, 2.50%, 12/02/2030	SEK	2,000	205
Standard Chartered plc, (United Kingdom), (CMT Index 1 Year + 1.05%), 5.55%, 01/21/2029 (e) (aa)		555	562
Sumitomo Mitsui Banking Corp., (Japan),
Reg. S, 0.41%, 11/07/2029	EUR	2,100	2,203
Reg. S, 2.74%, 02/18/2030	EUR	476	538
Sumitomo Mitsui Financial Group, Inc., (Japan),
Reg. S, 3.32%, 10/07/2031	EUR	477	546
Reg. S, (EURIBOR 3 Month + 1.13%), 3.96%, 04/02/2034 (aa)	EUR	666	774
(United States SOFR + 1.02%), 4.49%, 01/15/2032 (aa)		755	741
(United States SOFR + 1.22%), 5.05%, 01/15/2037 (aa)		640	630
Sumitomo Mitsui Trust Bank Ltd., (Japan), Reg. S, 0.01%, 10/15/2027	EUR	2,000	2,200
Sveriges Sakerstallda Obligationer AB, (Sweden),
Reg. S, 1.75%, 02/10/2032	EUR	100	107
Reg. S, 2.63%, 02/25/2030	EUR	100	113
Reg. S, 3.25%, 05/03/2028	EUR	200	231
Series 149, Reg. S, 3.50%, 06/14/2028	SEK	2,000	211

SEE NOTES TO FINANCIAL STATEMENTS.

76	SIX CIRCLES TRUST	JUNE 30, 2026

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)
Long Positions — continued
Corporate Bonds — continued
Banks — continued
Swedbank AB, (Sweden),
Reg. S, 1.30%, 02/17/2027	EUR	1,000	1,133
Reg. S, 2.88%, 02/08/2030	EUR	3,133	3,559
Reg. S, (ICE EURIBOR Swap Rate 5 Year + 1.18%), 3.50%, 08/19/2035 (aa)	EUR	200	227
Reg. S, (EUR Swap Rate 5 Year + 2.15%), 3.63%, 08/23/2032 (aa)	EUR	549	629
Reg. S, 4.38%, 09/05/2030	EUR	162	193
Tatra Banka as, (Slovakia), Reg. S, 2.75%, 02/10/2031	EUR	100	113
Toronto-Dominion Bank (The), (Canada),
Reg. S, 1.95%, 04/08/2030	EUR	1,047	1,141
Reg. S, 2.44%, 09/08/2028	EUR	100	113
Reg. S, 2.78%, 09/03/2027	EUR	100	114
Reg. S, 2.86%, 04/15/2031	EUR	2,300	2,614
Reg. S, 2.97%, 09/09/2032	EUR	100	114
Reg. S, 3.19%, 02/16/2029	EUR	100	115
Reg. S, 3.36%, 09/22/2032	EUR	237	268
Reg. S, 3.63%, 12/13/2029	EUR	4,000	4,633
Reg. S, (EUR Swap Rate 5 Year + 1.50%), 4.03%, 01/23/2036 (aa)	EUR	5,000	5,758
(CMT Index 5 Year + 4.08%), 8.13%, 10/31/2082 (aa)		420	435
Truist Bank, 2.25%, 03/11/2030		250	228
Truist Financial Corp.,
3.88%, 03/19/2029		1,400	1,373
(United States SOFR + 2.36%), 5.87%, 06/08/2034 (aa)		370	386
(United States SOFR + 2.45%), 7.16%, 10/30/2029 (aa)		395	416
TSB Bank plc, (United Kingdom), Reg. S, 2.70%, 02/18/2030	EUR	100	113
UBS AG, (Switzerland), Reg. S, 0.50%, 03/31/2031	EUR	500	506
UBS Group AG, (Switzerland),
Reg. S, 0.63%, 01/18/2033	EUR	2,699	2,560
(CMT Index 1 Year + 1.10%), 2.75%, 02/11/2033 (e) (aa)		1,000	888
(United States SOFR + 1.73%), 3.09%, 05/14/2032 (e) (aa)		755	693
(IBOR USD 3 Month + 1.47%), 3.13%, 08/13/2030 (e) (aa)		300	285
Reg. S, (ICE EURIBOR Swap Rate 1 Year + 1.05%), 3.25%, 02/12/2034 (aa)	EUR	6,288	7,010
Reg. S, (ICE EURIBOR Swap Rate 1 Year + 1.15%), 3.76%, 08/11/2036 (aa)	EUR	4,161	4,732
Reg. S, (ICE EURIBOR Swap Rate 1 Year + 1.03%), 3.88%, 01/13/2037 (aa)	EUR	6,451	7,376
(United States SOFR + 1.49%), 5.53%, 05/06/2047 (e) (aa)		1,190	1,155
Reg. S, (ICE EURIBOR Swap Rate 1 Year + 4.95%), 7.75%, 03/01/2029 (aa)	EUR	4,400	5,396
UBS Switzerland AG, (Switzerland),
Reg. S, 1.02%, 01/15/2036	CHF	70	87

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)

Banks — continued
Reg. S, 2.04%, 10/18/2033	CHF	80	108
Reg. S, 2.75%, 05/19/2030	EUR	100	113
Reg. S, 3.30%, 03/05/2029	EUR	100	116
Unicaja Banco SA, (Spain), Reg. S, (EUR Swap Rate 5 Year + 2.80%), 5.50%, 06/22/2034 (aa)	EUR	5,000	5,968
UniCredit Bank Austria AG, (Austria),
Reg. S, 2.63%, 02/18/2031	EUR	100	113
Reg. S, 3.13%, 09/21/2029	EUR	100	115
UniCredit Bank Czech Republic & Slovakia A/S, (Czech Republic),
Reg. S, 2.75%, 02/24/2031	EUR	100	113
Reg. S, 2.88%, 03/25/2029	EUR	100	114
Reg. S, 3.13%, 10/11/2027	EUR	1,900	2,179
UniCredit Bank GmbH, (Germany),
Reg. S, 0.01%, 09/15/2028	EUR	50	54
Reg. S, 0.13%, 11/22/2029	EUR	100	104
Reg. S, 0.85%, 05/22/2034	EUR	50	48
Reg. S, 0.88%, 01/11/2029	EUR	100	109
Reg. S, 2.38%, 08/27/2029	EUR	40	45
Reg. S, 2.63%, 11/22/2030	EUR	120	136
Reg. S, 2.63%, 01/14/2031	EUR	200	225
UniCredit SpA, (Italy),
Reg. S, 3.50%, 07/31/2030	EUR	1,800	2,099
Reg. S, (ICE EURIBOR Swap Rate 5 Year + 1.80%), 4.18%, 06/24/2037 (aa)	EUR	1,275	1,474
United Overseas Bank Ltd., (Singapore), Reg. S, 0.01%, 12/01/2027	EUR	100	110
US Bancorp,
(CMT Index 5 Year + 2.54%), 3.70%, 01/15/2027 (x) (aa)		2,300	2,278
(EURIBOR 3 Month + 1.20%), 4.01%, 05/21/2032 (aa)	EUR	1,374	1,609
(United States SOFR + 1.56%), 5.38%, 01/23/2030 (aa)		30	30
(United States SOFR + 1.41%), 5.42%, 02/12/2036 (aa)		60	61
(United States SOFR + 2.26%), 5.84%, 06/12/2034 (aa)		725	757
Valley National Bancorp, (CME Term SOFR 3 Month + 2.43%), 6.22%, 06/01/2036 (aa)		187	186
Vseobecna Uverova Banka A/S, (Slovakia),
Reg. S, 0.50%, 06/26/2029	EUR	1,800	1,910
Reg. S, 3.25%, 03/20/2031	EUR	100	115
Wells Fargo & Co.,
(United States SOFR + 2.53%), 3.07%, 04/30/2041 (aa)		1,900	1,454
(United States SOFR + 1.50%), 3.35%, 03/02/2033 (aa)		2,109	1,940
(CME Term SOFR 3 Month + 1.57%), 3.58%, 05/22/2028 (aa)		3	3

SEE NOTES TO FINANCIAL STATEMENTS.

JUNE 30, 2026	SIX CIRCLES TRUST	77

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JUNE 30, 2026 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)
Long Positions — continued
Corporate Bonds — continued
Banks — continued
(United States SOFR + 0.74%), 4.18%, 01/23/2030 (aa)		3,550	3,505
(United States SOFR + 2.13%), 4.61%, 04/25/2053 (aa)		650	550
4.75%, 12/07/2046		15	13
(United States SOFR + 1.98%), 4.81%, 07/25/2028 (aa)		925	928
(United States SOFR + 2.02%), 5.39%, 04/24/2034 (aa)		940	955
(United States SOFR + 1.78%), 5.50%, 01/23/2035 (aa)		9	9
(United States SOFR + 1.99%), 5.56%, 07/25/2034 (aa)		2,050	2,102
(United States SOFR + 1.74%), 5.57%, 07/25/2029 (aa)		1,390	1,413
5.61%, 01/15/2044		24	23
(United States SOFR + 1.07%), 5.71%, 04/22/2028 (aa)		1,510	1,524
(CMT Index 5 Year + 2.77%), 6.85%, 09/15/2029 (x) (aa)		122	127
Westpac Banking Corp., (Australia),
Reg. S, 2.91%, 11/26/2032	EUR	120	135
2.96%, 11/16/2040		58	43
Reg. S, 3.11%, 11/23/2027	EUR	100	115
Reg. S, 3.12%, 01/02/2031	EUR	100	115
Westpac Securities NZ Ltd., (New Zealand),
Reg. S, 0.43%, 12/14/2026	EUR	2,500	2,829
Reg. S, 3.75%, 04/20/2028	EUR	100	116
Wirtschafts- und Infrastrukturbank Hessen, (Germany), 0.88%, 06/14/2028	EUR	100	110
1.25%, 09/06/2033	EUR	200	202
2.63%, 01/26/2033	EUR	400	447
2.63%, 02/13/2035	EUR	400	439
2.88%, 02/22/2034	EUR	200	225
Wuestenrot Bausparkasse AG, (Germany), Series 20, Reg. S, 3.38%, 11/28/2028	EUR	100	116
Zuercher Kantonalbank, (Switzerland),
Series 139, Reg. S, 0.02%, 08/16/2027	CHF	1,000	1,233
Series 149, Reg. S, 0.00%, 01/21/2033	CHF	500	590
Series 150, Reg. S, 0.10%, 03/31/2031	CHF	240	289

			767,993

Diversified Financial Services — 0.4%
Aareal Bank AG, (Germany),
Reg. S, 2.75%, 10/08/2030	EUR	100	113
Reg. S, 2.88%, 05/10/2028	EUR	100	114
Series 236, Reg. S, 0.01%, 02/01/2028	EUR	100	110
AerCap Ireland Capital DAC / AerCap Global Aviation Trust, (Ireland),
3.00%, 10/29/2028		150	144
3.30%, 01/30/2032		150	137
(CMT Index 5 Year + 2.72%), 6.95%, 03/10/2055 (aa)		210	218

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)

Diversified Financial Services — continued
Affordable Housing Finance plc, (United Kingdom),
Reg. S, 2.89%, 08/11/2043	GBP	600	559
Reg. S, 3.80%, 05/20/2042	GBP	500	541
Ally Financial, Inc.,
(SOFR Compounded Index + 1.73%), 5.54%, 01/17/2031 (aa)		2,480	2,494
(United States SOFR + 1.78%), 5.55%, 07/31/2033 (aa)		50	50
(United States SOFR + 2.82%), 6.85%, 01/03/2030 (aa)		250	260
8.00%, 11/01/2031		254	283
American Express Co.,
(United States SOFR + 1.00%), 5.10%, 02/16/2028 (aa)		30	30
(SOFR Compounded Index + 1.32%), 5.44%, 01/30/2036 (aa)		40	41
(United States SOFR + 1.93%), 5.63%, 07/28/2034 (aa)		28	29
Ameriprise Financial, Inc., 5.15%, 05/15/2033		9	9
Apollo Global Management, Inc., 5.80%, 05/21/2054		50	48
Arkea Home Loans SFH SA, (France),
Reg. S, 3.07%, 02/07/2034	EUR	100	113
Reg. S, 3.25%, 08/01/2033	EUR	100	114
Artesian Finance II plc, (United Kingdom), 6.00%, 09/30/2033	GBP	30	41
Aspire Defence Finance plc, (United Kingdom), Series B, 4.67%, 03/31/2040	GBP	36	45
AXA Home Loan SFH SA, (France), Reg. S, 0.01%, 10/16/2029	EUR	100	104
Bayerische Landesbodenkreditanstalt, (Germany),
Reg. S, 2.38%, 05/07/2030	EUR	400	450
Reg. S, 2.63%, 09/25/2034	EUR	400	442
Reg. S, 2.75%, 09/08/2033	EUR	300	337
Reg. S, 2.88%, 02/28/2031	EUR	100	114
Reg. S, 3.25%, 03/15/2035	EUR	100	115
BGC Group, Inc., 6.15%, 04/02/2030		244	249
BlackRock Funding, Inc., 5.35%, 01/08/2055		225	216
Blackrock, Inc., 3.75%, 07/18/2035	EUR	1,600	1,853
BNP Paribas Home Loan SFH SA, (France), Reg. S, 3.00%, 01/31/2030	EUR	100	115
BPCE SFH SA, (France),
Reg. S, 0.01%, 01/29/2036	EUR	100	83
Reg. S, 1.13%, 04/12/2030	EUR	100	107
Reg. S, 1.75%, 05/27/2032	EUR	100	106
Reg. S, 2.63%, 07/24/2030	EUR	100	113
Reg. S, 3.00%, 01/15/2031	EUR	100	114
Reg. S, 3.00%, 03/24/2032	EUR	100	114

SEE NOTES TO FINANCIAL STATEMENTS.

78	SIX CIRCLES TRUST	JUNE 30, 2026

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)
Long Positions — continued
Corporate Bonds — continued
Diversified Financial Services — continued
Reg. S, 3.25%, 06/26/2035	EUR	100	113
Reg. S, 3.38%, 01/16/2036	EUR	100	114
CA Auto Bank SpA, (Ireland), Reg. S, 2.75%, 01/21/2029	EUR	3,400	3,844
Caisse de Refinancement de l’Habitat SA, (France),
Reg. S, 0.01%, 02/07/2028	EUR	200	219
Reg. S, 2.63%, 06/20/2030	EUR	200	226
Reg. S, 2.75%, 04/12/2028	EUR	100	114
Reg. S, 2.75%, 01/12/2029	EUR	100	114
Reg. S, 2.75%, 09/06/2030	EUR	2,100	2,382
Reg. S, 2.75%, 02/20/2032	EUR	100	112
Reg. S, 3.38%, 06/28/2032	EUR	100	116
Cantor Fitzgerald LP,
4.50%, 04/14/2027 (e)		1,740	1,735
7.20%, 12/12/2028 (e)		840	872
Capital One Financial Corp.,
(United States SOFR + 2.37%), 5.27%, 05/10/2033 (aa)		80	80
(United States SOFR + 2.04%), 6.18%, 01/30/2036 (aa)		40	41
6.70%, 11/29/2032		35	38
(United States SOFR + 3.07%), 7.62%, 10/30/2031 (aa)		245	269
(SOFR Compounded Index + 3.37%), 7.96%, 11/02/2034 (aa)		192	221
Cboe Global Markets, Inc.,
1.63%, 12/15/2030		29	25
3.00%, 03/16/2032		85	78
CCF SFH SACA, (France),
Reg. S, 2.50%, 06/28/2028	EUR	1,900	2,153
Reg. S, 2.50%, 04/09/2029	EUR	100	113
Reg. S, 2.63%, 09/07/2032	EUR	2,300	2,540
Reg. S, 2.75%, 05/07/2031	EUR	2,200	2,478
Reg. S, 3.00%, 04/23/2030	EUR	100	114
Charles Schwab Corp. (The),
(United States SOFR + 1.28%), 5.49%, 05/21/2037 (aa)		3,050	3,097
(United States SOFR + 2.01%), 6.14%, 08/24/2034 (aa)		86	91
Series K, (CMT Index 5 Year + 3.26%), 5.00%, 06/01/2027 (x) (aa)		46	46
Citadel Finance LLC, 5.90%, 02/10/2030 (e)		2,120	2,139
Citadel Securities Global Holdings LLC, 5.13%, 01/27/2032 (e)		1,145	1,132
Credit Agricole Home Loan SFH SA, (France),
Reg. S, 0.01%, 04/12/2028	EUR	200	218
Reg. S, 0.05%, 12/06/2029	EUR	100	104
Reg. S, 0.88%, 08/11/2028	EUR	100	110
Reg. S, 0.88%, 05/06/2034	EUR	100	96
Reg. S, 2.13%, 01/07/2030	EUR	100	111

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)

Diversified Financial Services — continued
Reg. S, 2.63%, 02/17/2031	EUR	100	113
Reg. S, 2.75%, 07/18/2031	EUR	300	339
Reg. S, 3.00%, 12/01/2030	EUR	100	114
Reg. S, 3.00%, 08/29/2033	EUR	100	113
Reg. S, 3.38%, 09/04/2028	EUR	100	115
Credit Agricole Public Sector SCF SA, (France),
Reg. S, 2.75%, 07/24/2029	EUR	100	114
Reg. S, 3.00%, 06/14/2030	EUR	100	114
Credit Mutuel Home Loan SFH SA, (France),
Reg. S, 0.88%, 03/04/2032	EUR	100	101
Reg. S, 2.38%, 02/08/2028	EUR	100	114
Reg. S, 2.63%, 06/06/2030	EUR	400	451
Reg. S, 2.63%, 09/10/2031	EUR	100	112
Reg. S, 3.00%, 07/23/2029	EUR	100	115
Reg. S, 3.00%, 11/28/2030	EUR	2,100	2,402
Reg. S, 3.13%, 02/22/2033	EUR	2,200	2,508
Crelan Home Loan SCF, (France),
Reg. S, 1.38%, 04/18/2033	EUR	2,500	2,527
Reg. S, 2.50%, 07/09/2030	EUR	100	112
DLR Kredit A/S, (Denmark),
Reg. S, 1.00%, 04/01/2031	DKK	1,000	141
Series CCb, Reg. S, 1.00%, 04/01/2028	DKK	700	104
Enact Holdings, Inc., 6.25%, 05/28/2029		224	231
GC Homes Issuer plc, (United Kingdom), Reg. S, 6.72%, 07/28/2060 (z)	GBP	505	689
IG Group Holdings plc, (United Kingdom), Reg. S, 3.13%, 11/18/2028	GBP	2,000	2,525
Intercontinental Exchange, Inc., 3.00%, 06/15/2050		172	112
Jefferies Financial Group, Inc.,
2.63%, 10/15/2031		1,250	1,090
2.75%, 10/15/2032		1,420	1,214
5.50%, 02/15/2036		1,020	986
5.88%, 07/21/2028		405	413
Jyske Realkredit A/S, (Denmark), Series CCE, Reg. S, 2.50%, 01/01/2029	EUR	100	113
La Banque Postale Home Loan SFH SA, (France),
Reg. S, 2.75%, 06/12/2032	EUR	100	112
Reg. S, 3.00%, 01/31/2031	EUR	100	114
Reg. S, 3.13%, 01/29/2034	EUR	100	114
Lansforsakringar Hypotek AB, (Sweden),
Series 521, Reg. S, 0.50%, 09/20/2028	SEK	4,300	425
Series 524, Reg. S, 3.50%, 09/10/2031	SEK	2,000	213
London Stock Exchange Group plc, (United Kingdom), Reg. S, 1.63%, 04/06/2030	GBP	2,000	2,387
LPL Holdings, Inc.,
5.65%, 03/15/2035		35	35
5.75%, 06/15/2035		110	110
6.75%, 11/17/2028		430	447
Mastercard, Inc.,
3.85%, 03/26/2050		46	36
4.55%, 01/15/2035		115	112
Nasdaq, Inc., 5.35%, 06/28/2028		10	10

SEE NOTES TO FINANCIAL STATEMENTS.

JUNE 30, 2026	SIX CIRCLES TRUST	79

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JUNE 30, 2026 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)
Long Positions — continued
Corporate Bonds — continued
Diversified Financial Services — continued
Nomura Holdings, Inc., (Japan),
5.00%, 06/29/2029		1,505	1,509
5.55%, 07/14/2036		1,360	1,366
Nordea Kredit Realkreditaktieselskab, (Denmark),
Reg. S, 1.00%, 10/01/2027 (e)	DKK	200	30
Series Cc2, Reg. S, 1.00%, 04/01/2029 (e)	DKK	300	44
Series CC2, Reg. S, 1.00%, 10/01/2028 (e)	DKK	750	111
Series CC2, 1.00%, 04/01/2030	DKK	800	115
Series CC2, Reg. S, 1.00%, 04/01/2031 (e)	DKK	2,200	311
Nuveen LLC, 5.55%, 01/15/2030 (e)		145	147
5.85%, 04/15/2034 (e)		395	405
OSB Group plc, (United Kingdom), Reg. S, (UK Gilts 1 Year + 4.99%), 9.50%, 09/07/2028 (aa)	GBP	3,400	4,736
Private Export Funding Corp.,
Series PP, 1.40%, 07/15/2028		775	729
Series RR, 4.30%, 12/15/2028		1,500	1,498
Prs Finance plc, (United Kingdom),
Reg. S, 1.50%, 08/24/2034	GBP	200	205
Reg. S, 2.00%, 01/23/2029	GBP	900	1,124
Radian Group, Inc., 6.20%, 05/15/2029		25	26
Raymond James Financial, Inc.,
3.75%, 04/01/2051		16	12
5.65%, 09/11/2055		45	44
Realkredit Danmark A/S, (Denmark),
Series 10F, Reg. S, 1.00%, 01/01/2030 (e)	DKK	1,000	145
Series 10F, Reg. S, 1.00%, 01/01/2032	DKK	500	69
Series 22S, Reg. S, 0.00%, 10/01/2040 (e)	DKK	34	4
Saltaire Finance plc, (United Kingdom),
Reg. S, 4.81%, 03/14/2053	GBP	100	115
Reg. S, 4.82%, 12/06/2036	GBP	600	775
Reg. S, 4.82%, 12/01/2033	GBP	500	663
Reg. S, 5.00%, 08/13/2035	GBP	200	265
SIX Finance Luxembourg SA, (Luxembourg), Reg. S, 3.25%, 05/30/2030	EUR	2,000	2,278
Societe Generale SFH SA, (France), Reg. S, 1.75%, 05/05/2034	EUR	200	205
Sparebanken Norge Boligkreditt A/S, (Norway), Reg. S, 2.50%, 10/15/2030	EUR	100	112
Sparebanken Vest Boligkreditt A/S, (Norway),
Reg. S, 2.50%, 09/22/2027	EUR	100	114
Reg. S, 3.00%, 07/31/2029	EUR	100	115
Sumisho Air Lease Corp., 3.70%, 04/15/2030	EUR	450	515

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)

Diversified Financial Services — continued
Swedbank Hypotek AB, (Sweden),
Reg. S, 2.50%, 06/25/2030	EUR	200	225
Series 199, Reg. S, 3.00%, 03/28/2029	SEK	2,000	209
Series 200, Reg. S, 3.00%, 12/27/2029	SEK	5,000	523
Synchrony Financial,
(United States SOFR + 1.53%), 4.95%, 02/25/2032 (aa)		2,720	2,653
(SOFR Compounded Index + 2.13%), 5.94%, 08/02/2030 (aa)		193	197
(United States SOFR + 2.07%), 6.00%, 07/29/2036 (aa)		154	155
THFC Funding No. 1 plc, (United Kingdom), Reg. S, 5.13%, 12/21/2035	GBP	1,370	1,764
TPG Operating Group II LP, 5.38%, 01/15/2036		21	20
Visa, Inc., 2.00%, 08/15/2050		207	111
4.30%, 12/14/2045		65	56

			80,277

Insurance — 0.7%
Alleghany Corp., 3.25%, 08/15/2051		15	10
American International Group, Inc.,
4.85%, 05/07/2030		29	29
5.45%, 05/07/2035		103	105
Aon North America, Inc., 5.45%, 03/01/2034		75	77
Arch Capital Group Ltd., (Bermuda),
5.25%, 06/15/2036		695	695
5.95%, 06/15/2056		600	608
Arthur J Gallagher & Co.,
3.05%, 03/09/2052		20	13
5.55%, 02/15/2055		975	928
ASR Nederland NV, (Netherlands), Reg. S, (EUR Swap Rate 5 Year + 4.00%), 3.38%, 05/02/2049 (aa)	EUR	2,600	2,956
Assurant, Inc.,
2.65%, 01/15/2032		26	23
3.70%, 02/22/2030		30	28
4.90%, 03/27/2028		7	7
5.55%, 02/15/2036		38	38
Athene Global Funding, Reg. S, 0.63%, 01/12/2028	EUR	900	986
Aviva plc, (United Kingdom), Reg. S, (EURIBOR 3 Month + 3.05%), 4.63%, 08/28/2056 (aa)	EUR	4,300	5,059
AXA SA, (France), Reg. S, (EURIBOR 3 Month + 2.90%), 4.38%, 07/24/2055 (aa)	EUR	5,000	5,804
Berkshire Hathaway Finance Corp., 2.38%, 06/19/2039	GBP	825	767
Brown & Brown, Inc.,
2.38%, 03/15/2031		69	61
4.20%, 03/17/2032		8	8

SEE NOTES TO FINANCIAL STATEMENTS.

80	SIX CIRCLES TRUST	JUNE 30, 2026

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)
Long Positions — continued
Corporate Bonds — continued
Insurance — continued
5.65%, 06/11/2034		10	10
BUPA Finance plc, (United Kingdom), Reg. S, 5.00%, 10/12/2030	EUR	1,700	2,061
Caisse Nationale de Reassurance Mutuelle Agricole Groupama, (France), Reg. S, 0.75%, 07/07/2028	EUR	4,900	5,329
Chubb INA Holdings LLC,
1.55%, 03/15/2028	EUR	2,000	2,232
4.90%, 08/15/2035		1,320	1,304
5.00%, 03/15/2034		505	507
5.30%, 05/20/2036		880	890
CNA Financial Corp.,
2.05%, 08/15/2030		2,500	2,241
5.13%, 02/15/2034		100	99
CNP Assurances SA, (France),
Reg. S, 0.38%, 03/08/2028	EUR	100	109
Reg. S, 1.25%, 01/27/2029	EUR	700	760
Reg. S, (EURIBOR 3 Month + 2.70%), 1.88%, 10/12/2053 (aa)	EUR	300	296
Reg. S, (EURIBOR 3 Month + 3.00%), 2.00%, 07/27/2050 (aa)	EUR	100	107
Reg. S, 2.75%, 02/05/2029	EUR	100	113
Reg. S, (EURIBOR 3 Month + 3.10%), 4.88%, 07/16/2054 (aa)	EUR	200	238
Reg. S, (EURIBOR 3 Month + 3.45%), 5.25%, 07/18/2053 (aa)	EUR	300	365
Credit Agricole Assurances SA, (France), Reg. S, (EUR Swap Rate 5 Year + 5.35%), 4.75%, 09/27/2048 (aa)	EUR	1,700	1,992
Everest Reinsurance Holdings, Inc.,
3.13%, 10/15/2052		110	69
3.50%, 10/15/2050		2,030	1,384
Fairfax Financial Holdings Ltd., (Canada),
Reg. S, 2.75%, 03/29/2028	EUR	2,800	3,177
3.38%, 03/03/2031		4,560	4,269
5.63%, 08/16/2032		475	487
5.75%, 05/20/2035		500	513
6.00%, 12/07/2033		30	31
6.10%, 03/15/2055		31	31
6.20%, 06/08/2056 (e)		900	902
6.35%, 03/22/2054		60	62
Fidelity National Financial, Inc.,
3.20%, 09/17/2051		20	13
3.40%, 06/15/2030		10	9
4.50%, 08/15/2028		10	10
First American Financial Corp., 5.45%, 09/30/2034		63	62
Grand River Funding Trust I, 6.31%, 02/15/2036 (e)		100	100
Great-West Lifeco, Inc., (Canada), Reg. S, 4.70%, 11/16/2029	EUR	780	933
Jackson Financial, Inc., 4.00%, 11/23/2051		11	8

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)

Insurance — continued
Legal & General Finance plc, (United Kingdom), Reg. S, 5.88%, 04/05/2033	GBP	425	594
Legal & General Group plc, (United Kingdom),
Reg. S, (EURIBOR 3 Month + 2.80%), 4.38%, 09/04/2055 (aa)	EUR	7,729	8,832
Reg. S, (UK Gilts 5 Year + 5.25%), 4.50%, 11/01/2050 (aa)	GBP	825	1,053
Reg. S, (UK Gilts 5 Year + 4.65%), 5.13%, 11/14/2048 (aa)	GBP	600	792
Liberty Mutual Group, Inc.,
3.95%, 10/15/2050 (e)		875	653
5.25%, 05/01/2036 (e)		1,385	1,370
5.50%, 06/15/2052 (e)		450	424
Lincoln Financial Global Funding, 5.30%, 01/13/2030 (e)		890	900
M&G plc, (United Kingdom), Reg. S, (UK Gilts 5 Year + 4.16%), 5.56%, 07/20/2055 (aa)	GBP	825	1,044
Markel Group, Inc.,
3.45%, 05/07/2052		1,000	680
6.00%, 05/16/2054		18	18
Marsh & McLennan Cos., Inc.,
5.00%, 03/15/2035		1,210	1,200
5.40%, 03/15/2055		920	873
Mercury General Corp., 6.25%, 06/15/2036		70	71
MetLife, Inc., Series G, (CMT Index 5 Year + 2.08%), 6.35%, 03/15/2055 (aa)		80	82
Metropolitan Life Global Funding I,
Reg. S, 3.75%, 12/05/2030	EUR	5,668	6,589
Reg. S, 3.75%, 12/07/2031	EUR	768	892
Mitsui Sumitomo Insurance Co. Ltd., (Japan), Reg. S, 3.46%, 03/05/2034	EUR	5,000	5,649
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen, (Germany),
Reg. S, (EURIBOR 3 Month + 2.10%), 1.00%, 05/26/2042 (aa)	EUR	1,200	1,184
Reg. S, (EURIBOR 3 Month + 3.40%), 3.25%, 05/26/2049 (aa)	EUR	2,400	2,731
Mutual of Omaha Cos. Global Funding, 4.75%, 10/15/2029 (e)		1,660	1,658
Mutuelle Assurance Des Commercants et Industriels de France et Des Cadres et Sal, (France), Reg. S, 0.63%, 06/21/2027	EUR	1,900	2,117
Primerica, Inc., 2.80%, 11/19/2031		35	32
Protective Life Global Funding,
4.77%, 12/09/2029 (e)		2,500	2,491
Reg. S, 5.08%, 04/15/2031	GBP	3,000	4,001
Prudential Financial, Inc., (CMT Index 5 Year + 2.85%), 6.75%, 03/01/2053 (aa)		40	42
Prudential Funding Asia plc, (United Kingdom), 5.88%, 05/11/2029	GBP	1,500	2,046

SEE NOTES TO FINANCIAL STATEMENTS.

JUNE 30, 2026	SIX CIRCLES TRUST	81

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JUNE 30, 2026 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)
Long Positions — continued
Corporate Bonds — continued
Insurance — continued
Reinsurance Group of America, Inc.,
5.75%, 09/15/2034		57	58
(CMT Index 5 Year + 2.34%), 6.38%, 09/15/2056 (aa)		45	45
RenaissanceRe Holdings Ltd., (Bermuda), 5.75%, 06/05/2033		52	53
Storebrand Livsforsikring A/S, (Norway), Reg. S, (EURIBOR 6 Month + 0.03%), 1.88%, 09/30/2051 (aa)	EUR	1,000	1,042
Talanx AG, (Germany),
Reg. S, (EURIBOR 3 Month + 2.55%), 1.75%, 12/01/2042 (aa)	EUR	200	203
Reg. S, (EURIBOR 3 Month + 2.45%), 2.25%, 12/05/2047 (aa)	EUR	2,700	3,035
Travelers Cos., Inc. (The),
5.05%, 07/24/2035		1,505	1,503
5.45%, 05/25/2053		20	20
5.70%, 07/24/2055		145	146
UNIQA Insurance Group AG, (Austria),
Reg. S, 1.38%, 07/09/2030	EUR	1,500	1,600
Reg. S, (EURIBOR 3 Month + 3.35%), 2.38%, 12/09/2041 (aa)	EUR	6,400	6,823
Reg. S, (EURIBOR 3 Month + 5.82%), 6.00%, 07/27/2046 (aa)	EUR	500	572
Unum Group,
4.00%, 06/15/2029		1,700	1,664
4.13%, 06/15/2051		1,750	1,313
5.75%, 08/15/2042		5	5
Vienna Insurance Group AG Wiener Versicherung Gruppe, (Austria),
Reg. S, (EURIBOR 3 Month + 2.95%), 4.63%, 04/02/2045 (aa)	EUR	1,200	1,412
Reg. S, (EURIBOR 3 Month + 3.95%), 4.88%, 06/15/2042 (aa)	EUR	200	240
W R Berkley Corp., 4.00%, 05/12/2050		700	540
Willis North America, Inc., 5.35%, 05/15/2033		3	3
Zurich Finance Ireland Designated Activity Co., (Ireland), Reg. S, (CMT Index 5 Year + 2.78%), 3.00%, 04/19/2051 (aa)		3,600	3,244

			120,454

Investment Companies — 0.1%
Ares Capital Corp.,
2.15%, 07/15/2026		6	6
2.88%, 06/15/2028		15	14
5.25%, 04/12/2031		75	73
5.50%, 09/01/2030		100	99
5.95%, 07/15/2029		71	72
Blackstone Secured Lending Fund, 5.30%, 06/30/2030		10	10
CDP Reti SpA, (Italy),
Reg. S, 3.88%, 09/04/2031	EUR	200	233

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)

Investment Companies — continued
Reg. S, 5.88%, 10/25/2027	EUR	500	588
Golub Capital BDC, Inc., 2.50%, 08/24/2026		5	5
Groupe Bruxelles Lambert NV, (Belgium), Reg. S, 3.13%, 09/06/2029	EUR	1,800	2,061
HA Sustainable Infrastructure Capital, Inc.,
6.15%, 01/15/2031		159	163
6.38%, 07/01/2034		40	41
Investor AB, (Sweden),
Reg. S, 0.38%, 10/29/2035	EUR	1,549	1,327
Reg. S, 1.50%, 09/12/2030	EUR	1,025	1,095
Reg. S, 2.75%, 06/10/2032	EUR	3,571	3,962
Reg. S, 3.50%, 03/31/2034	EUR	2,561	2,933
Main Street Capital Corp., 5.40%, 08/15/2028		79	78
MDGH GMTN RSC Ltd., (United Arab Emirates),
Reg. S, 0.38%, 03/10/2027	EUR	1,000	1,123
Reg. S, 1.00%, 03/10/2034	EUR	600	556
Temasek Financial I Ltd., (Singapore),
Reg. S, 1.50%, 03/01/2028	EUR	4,700	5,248
Reg. S, 2.05%, 07/30/2035	CNH	1,000	146
Reg. S, 3.20%, 02/06/2029	CNH	10,000	1,528
Reg. S, 3.25%, 02/15/2027	EUR	1,500	1,718

			23,079

Private Equity — 0.0% (g)
3i Group plc, (United Kingdom),
Reg. S, 4.88%, 06/14/2029	EUR	126	150
Reg. S, 5.75%, 12/03/2032	GBP	350	479
EQT AB, (Sweden), Reg. S, 0.88%, 05/14/2031	EUR	1,332	1,338
ICG plc, (United Kingdom), Reg. S, 2.50%, 01/28/2030	EUR	394	429

			2,396

Real Estate — 0.3%
Affinity Sutton Capital Markets plc, (United Kingdom), Reg. S, 5.98%, 09/17/2038	GBP	1,000	1,332
Akelius Residential Property Financing BV, (Netherlands), Reg. S, 1.00%, 01/17/2028	EUR	500	552
Aroundtown SA, (Luxembourg), Reg. S, 0.00%, 07/16/2026	EUR	3,800	4,336
Blackstone Property Partners Europe Holdings Sarl, (Luxembourg),
Reg. S, 1.63%, 04/20/2030	EUR	1,000	1,062
Reg. S, 1.75%, 03/12/2029	EUR	2,500	2,730
Reg. S, 2.63%, 10/20/2028	GBP	1,075	1,350
CA Immobilien Anlagen AG, (Austria), Reg. S, 4.25%, 04/30/2030	EUR	1,700	1,967
CBRE Services, Inc.,
4.80%, 06/15/2030		50	50

SEE NOTES TO FINANCIAL STATEMENTS.

82	SIX CIRCLES TRUST	JUNE 30, 2026

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)
Long Positions — continued
Corporate Bonds — continued
Real Estate — continued
4.90%, 01/15/2033		25	25
5.50%, 06/15/2035		53	54
5.95%, 08/15/2034		103	107
Clarion Funding plc, (United Kingdom),
Reg. S, 1.25%, 11/13/2032	GBP	1,000	1,045
Reg. S, 1.88%, 09/07/2051	GBP	500	296
Reg. S, 2.63%, 01/18/2029	GBP	200	251
ELM BV for Swiss Prime Site AG, (Netherlands), Reg. S, 3.13%, 10/01/2031	EUR	10,000	11,175
Hexagon Housing Association Ltd., (United Kingdom), Reg. S, 3.63%, 04/22/2048	GBP	1,000	870
HOWOGE Wohnungsbaugesellschaft mbH, (Germany),
Reg. S, 0.63%, 11/01/2028	EUR	400	431
Reg. S, 1.13%, 11/01/2033	EUR	100	96
Reg. S, 3.88%, 06/05/2030	EUR	300	349
Hyde Housing Association Ltd., (United Kingdom), Reg. S, 1.75%, 08/18/2055	GBP	2,500	1,316
IWG US Finance LLC, Reg. S, 5.13%, 05/14/2032	EUR	325	382
Logicor Financing Sarl, (Luxembourg),
Reg. S, 0.88%, 01/14/2031	EUR	500	504
Reg. S, 1.63%, 07/15/2027	EUR	500	563
Reg. S, 1.63%, 01/17/2030	EUR	200	214
Reg. S, 2.00%, 01/17/2034	EUR	100	99
Reg. S, 3.25%, 11/13/2028	EUR	100	114
Reg. S, 3.75%, 07/14/2032	EUR	500	563
Reg. S, 4.25%, 07/18/2029	EUR	200	233
London & Quadrant Housing Trust, (United Kingdom),
Reg. S, 2.00%, 10/20/2038	GBP	425	371
Reg. S, 2.13%, 03/31/2032	GBP	1,000	1,120
Reg. S, 2.63%, 02/28/2028	GBP	1,225	1,566
Reg. S, 2.75%, 07/20/2057	GBP	425	292
Reg. S, 3.13%, 02/28/2053	GBP	500	391
Meadowhall Finance plc, (United Kingdom), Series A1, Reg. S, 4.99%, 01/12/2032	GBP	19	25
Notting Hill Genesis, (United Kingdom),
Reg. S, 4.38%, 02/20/2054	GBP	500	485
Reg. S, 5.25%, 07/07/2042	GBP	1,000	1,188
Ontario Teachers’ Cadillac Fairview Properties Trust, (Canada),
2.50%, 10/15/2031 (e)		2,580	2,286
4.13%, 02/01/2029 (e)		2,100	2,069
Optivo Finance plc, (United Kingdom),
Reg. S, 3.28%, 03/22/2048	GBP	2,500	2,109
Reg. S, 5.25%, 03/13/2043	GBP	1,000	1,189
Orbit Capital plc, (United Kingdom), Reg. S, 3.38%, 06/14/2048	GBP	1,325	1,143
P3 Group Sarl, (Luxembourg),
Reg. S, 1.63%, 01/26/2029	EUR	2,300	2,519
Reg. S, 3.75%, 04/02/2033	EUR	2,300	2,577

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)

Real Estate — continued
Reg. S, 4.00%, 04/19/2032	EUR	300	345
Reg. S, 4.63%, 02/13/2030	EUR	400	473
Registry Finance Pty Ltd., (Australia), Reg. S, 5.47%, 12/19/2031	AUD	200	139
Sagax AB, (Sweden), Reg. S, 4.00%, 03/13/2032	EUR	166	191
Sanctuary Capital plc, (United Kingdom), Reg. S, 2.38%, 04/14/2050	GBP	2,500	1,730
Sirius Real Estate Ltd., (Guernsey), Reg. S, 1.75%, 11/24/2028	EUR	1,300	1,433
Telereal Securitisation plc, (United Kingdom), Series B4, 6.16%, 12/10/2031	GBP	32	43
Tesco Property Finance 1 plc, (United Kingdom), Reg. S, 7.62%, 07/13/2039	GBP	71	105
Trafford Centre Finance Ltd. (The), (Cayman Islands), Series A2, Reg. S, 6.50%, 07/28/2033	GBP	25	35
Vesteda Finance BV, (Netherlands), Reg. S, 0.75%, 10/18/2031	EUR	2,200	2,213
Vonovia SE, (Germany),
Reg. S, 0.63%, 07/09/2026	EUR	300	342
Reg. S, 1.00%, 01/28/2041	EUR	1,100	780

			59,225

REITS — 0.8%
Alexandria Real Estate Equities, Inc.,
1.88%, 02/01/2033		75	61
5.25%, 03/15/2036		1,445	1,423
5.50%, 10/01/2035		2,120	2,125
5.63%, 05/15/2054		1,240	1,176
Altarea SCA, (France), Reg. S, 5.50%, 10/02/2031	EUR	1,000	1,206
American Homes 4 Rent LP,
4.95%, 06/15/2030		1,455	1,460
5.25%, 03/15/2035		1,855	1,852
5.50%, 02/01/2034		33	33
5.50%, 07/15/2034		29	29
American Tower Corp.,
4.00%, 09/01/2033	EUR	6,000	6,984
4.70%, 12/15/2032		903	888
5.20%, 02/15/2029		53	54
Brixmor Operating Partnership LP,
4.05%, 07/01/2030		1,175	1,143
4.13%, 05/15/2029		940	927
5.20%, 04/01/2032		320	322
Broadstone Net Lease LLC, 2.60%, 09/15/2031		4,000	3,547
Carmila SA, (France),
Reg. S, 1.63%, 04/01/2029	EUR	100	109
Reg. S, 3.75%, 01/13/2033	EUR	6,100	6,861
Crown Castle, Inc.,
2.10%, 04/01/2031		115	101

SEE NOTES TO FINANCIAL STATEMENTS.

JUNE 30, 2026	SIX CIRCLES TRUST	83

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JUNE 30, 2026 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)
Long Positions — continued
Corporate Bonds — continued
REITS — continued
4.90%, 09/01/2029		95	95
5.20%, 09/01/2034		46	46
Digital Dutch Finco BV, (Netherlands),
Reg. S, 1.00%, 01/15/2032	EUR	666	659
Reg. S, 1.50%, 03/15/2030	EUR	933	1,001
Reg. S, 3.88%, 09/13/2033	EUR	1,165	1,322
Reg. S, 3.88%, 07/15/2034	EUR	112	126
Digital Euro Finco LLC, Reg. S, 4.25%, 11/20/2037	EUR	3,299	3,713
Digital Intrepid Holding BV, (Netherlands), Reg. S, 1.38%, 07/18/2032	EUR	876	872
Equinix Europe 2 Financing Corp. LLC,
3.25%, 05/19/2029	EUR	4,879	5,576
3.25%, 03/15/2031	EUR	5,696	6,428
3.63%, 11/22/2034	EUR	399	446
3.65%, 09/03/2033	EUR	3,700	4,196
5.50%, 06/15/2034		35	36
Equinix, Inc., 1.00%, 03/15/2033	EUR	1,040	1,001
Extra Space Storage LP,
3.50%, 07/01/2026		13	13
5.35%, 01/15/2035		30	30
5.40%, 02/01/2034		15	15
GELF Bond Issuer I SA, (Luxembourg), Reg. S, 3.63%, 11/27/2031	EUR	5,900	6,673
GLP Capital LP / GLP Financing II, Inc.,
3.25%, 01/15/2032		3,094	2,771
4.00%, 01/15/2030		800	769
5.25%, 02/15/2033		148	145
5.30%, 01/15/2029		400	402
5.63%, 09/15/2034		72	72
5.75%, 11/01/2037		66	65
Healthcare Realty Holdings LP, 2.00%, 03/15/2031		80	70
Healthpeak OP LLC,
3.00%, 01/15/2030		1,400	1,321
4.75%, 01/15/2033		1,065	1,044
5.25%, 12/15/2032		900	909
Host Hotels & Resorts LP,
5.50%, 04/15/2035		75	75
5.70%, 06/15/2032		105	108
5.70%, 07/01/2034		460	471
Series J, 2.90%, 12/15/2031		415	372
Immobiliare Grande Distribuzione SIIQ SpA, (Italy), Reg. S, 4.45%, 11/04/2030	EUR	2,000	2,317
Invitation Homes Operating Partnership LP,
2.00%, 08/15/2031		48	42
4.15%, 04/15/2032		1,025	976
4.88%, 02/01/2035		110	107
4.95%, 01/15/2033		240	237
5.45%, 08/15/2030		10	10
5.50%, 08/15/2033		2,120	2,163
Kimco Realty OP LLC,
2.70%, 10/01/2030		1,900	1,766

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)

REITS — continued
4.85%, 03/01/2035		700	686
Lineage Europe Finco BV, (Netherlands), 4.13%, 11/26/2031	EUR	4,000	4,560
Mid-America Apartments LP, 4.95%, 03/01/2035		40	40
National Health Investors, Inc., 3.00%, 02/01/2031		50	45
Omega Healthcare Investors, Inc., 3.25%, 04/15/2033		36	32
Praemia Healthcare SACA, (France), Reg. S, 5.50%, 09/19/2028	EUR	2,100	2,492
Prologis Euro Finance LLC, 3.25%, 09/22/2032	EUR	3,400	3,826
Prologis LP, 2.25%, 06/30/2029	GBP	1,600	1,990
Rayonier LP, 2.75%, 05/17/2031		9	8
Realty Income Corp.,
1.63%, 12/15/2030	GBP	200	230
1.75%, 07/13/2033	GBP	1,100	1,159
3.10%, 12/15/2029		800	763
5.00%, 10/15/2029	GBP	2,300	3,065
5.13%, 07/06/2034	EUR	511	632
5.25%, 09/04/2041	GBP	1,500	1,822
Sabra Health Care LP, 3.20%, 12/01/2031		270	245
Simon International Finance SCA, (Luxembourg), Reg. S, 1.13%, 03/19/2033	EUR	500	486
Sun Communities Operating LP,
2.30%, 11/01/2028		1,785	1,693
2.70%, 07/15/2031		398	358
4.20%, 04/15/2032		2,520	2,413
UNITE Group plc (The), (United Kingdom), Reg. S, 5.63%, 06/25/2032	GBP	1,150	1,533
Ventas Realty LP,
2.50%, 09/01/2031		935	833
5.00%, 02/15/2036		1,560	1,533
VICI Properties LP,
4.95%, 02/15/2030		2,505	2,499
5.13%, 05/15/2032		33	33
5.63%, 04/01/2035		19	19
6.13%, 04/01/2054		6	6
VICI Properties LP / VICI Note Co., Inc.,
3.88%, 02/15/2029 (e)		215	209
5.75%, 02/01/2027 (e)		1,425	1,429
Welltower OP LLC,
2.75%, 01/15/2031		50	46
3.10%, 01/15/2030		2,400	2,282
4.50%, 12/01/2034	GBP	300	374
4.80%, 11/20/2028	GBP	1,650	2,185
5.13%, 07/01/2035		2,300	2,312
WP Carey, Inc.,
2.25%, 04/01/2033		1,000	840
3.25%, 10/02/2031	EUR	10,903	12,224

SEE NOTES TO FINANCIAL STATEMENTS.

84	SIX CIRCLES TRUST	JUNE 30, 2026

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)
Long Positions — continued
Corporate Bonds — continued
REITS — continued
3.70%, 11/19/2034	EUR	2,000	2,235
4.25%, 07/23/2032	EUR	3,446	4,034

			139,932

Savings & Loans — 0.1%
Coventry Building Society, (United Kingdom), Reg. S, (GBP Swap Rate 1 Year + 2.08%), 5.58%, 09/19/2028 (aa)	GBP	2,200	2,946
Nationwide Building Society, (United Kingdom),
Reg. S, 1.38%, 06/29/2032	EUR	1,785	1,854
Reg. S, 2.50%, 06/22/2027	EUR	5,000	5,694
Reg. S, 3.31%, 05/02/2034	EUR	120	138
Reg. S, 3.38%, 11/27/2028	EUR	100	115
Reg. S, 3.63%, 03/15/2028	EUR	100	116
Reg. S, 3.75%, 08/22/2028	EUR	1,800	2,089
(USD ICE Swap Rate 5 Year + 1.85%), 4.13%, 10/18/2032 (e) (aa)		2,300	2,272
Reg. S, 4.25%, 12/16/2032	GBP	100	129
Skipton Building Society, (United Kingdom), Reg. S, 3.25%, 06/18/2029	EUR	1,800	2,070
Yorkshire Building Society, (United Kingdom), Reg. S, 2.75%, 01/28/2030	EUR	100	113

			17,536

Total Financial			1,210,892

Government — 0.5%
Multi-National — 0.5%
African Development Bank, (Supranational),
0.50%, 03/21/2029	EUR	3,500	3,766
0.88%, 05/24/2028	EUR	400	442
2.25%, 09/14/2029	EUR	2,000	2,250
4.13%, 05/13/2030		390	383
Asian Development Bank, (Supranational),
Reg. S, 0.00%, 10/24/2029	EU	R 5,000	5,241
Reg. S, 0.03%, 01/31/2030	EUR	3,550	3,687
Reg. S, 0.90%, 07/29/2030		1,600	1,379
4.38%, 01/14/2028		25	25
4.50%, 08/25/2028		150	151
6.22%, 08/15/2027		100	102
Asian Infrastructure Investment Bank (The), (Supranational), 4.50%, 01/16/2030		90	91
Council Of Europe Development Bank, (Supranational),
Reg. S, 0.00%, 01/20/2031	EUR	5,000	5,026
Reg. S, 0.25%, 01/19/2032	EUR	3,000	2,968
Reg. S, 0.63%, 01/30/2029	EUR	1,500	1,625
Dexia SA, (France),
Reg. S, 0.00%, 01/21/2028	EUR	1,300	1,423
Reg. S, 0.01%, 01/22/2027	EUR	300	338
Reg. S, 1.00%, 10/18/2027	EUR	300	335
Reg. S, 2.75%, 01/18/2029	EUR	700	798
Reg. S, 3.13%, 06/01/2028	EUR	600	690

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)

Multi-National — continued
Reg. S, 3.25%, 05/07/2031	EUR	1,000	1,153
Reg. S, 4.13%, 07/22/2027	GBP	400	529
Reg. S, 4.63%, 10/22/2028	GBP	600	797
Eurofima Europaeische Gesellschaft fuer die Finanzierung von Eisenbahnmaterial, (Supranational),
4.55%, 03/30/2027	CAD	500	357
5.50%, 06/07/2032	GBP	300	412
European Investment Bank, (Supranational),
Zero Coupon, 05/28/2037 (e)	CAD	150	67
0.05%, 01/16/2030	EUR	7,900	8,236
0.20%, 03/17/2036	EUR	4,000	3,473
0.25%, 09/14/2029	EUR	15,000	15,896
Reg. S, 0.25%, 06/15/2040	EUR	3,950	2,939
Reg. S, 0.50%, 11/13/2037	EUR	2,000	1,702
0.88%, 09/13/2047	EUR	200	138
Reg. S, 1.00%, 03/14/2031	EUR	5,000	5,277
2.75%, 09/13/2030	EUR	230	263
Reg. S, 3.63%, 03/14/2042	EUR	2,025	2,347
3.75%, 11/15/2029		145	143
Reg. S, 3.88%, 06/08/2037	GBP	3,000	3,626
4.38%, 03/19/2027		200	200
4.63%, 02/12/2035		190	193
5.00%, 04/15/2039	GBP	3,500	4,624
Series 1981, 2.63%, 03/15/2035	EUR	40	44
FMS Wertmanagement, (Germany), Reg. S, 0.38%, 04/29/2030	EUR	1,200	1,245
Inter-American Development Bank, (Supranational),
2.38%, 08/03/2029	GBP	1,000	1,254
3.63%, 09/17/2031		145	141
4.13%, 02/15/2029		150	150
4.30%, 07/03/2028		250	248
6.75%, 07/15/2027		700	716
International Development Association, (Supranational),
Reg. S, 0.00%, 10/19/2026	EUR	1,000	1,135
Reg. S, 0.35%, 04/22/2036	EUR	3,500	3,060
Reg. S, 0.70%, 01/17/2042	EUR	1,000	761
North American Development Bank, (Supranational), Reg. S, 0.20%, 11/28/2028	CHF	200	246

			92,092

Municipal — 0.0% (g)
Transport for London, (United Kingdom),
Reg. S, 3.88%, 07/23/2042	GBP	140	148
Reg. S, 4.00%, 09/12/2033	GBP	300	370
Reg. S, 4.00%, 04/07/2064	GBP	300	280
4.65%, 12/19/2031	GBP	1,000	1,299
Reg. S, 5.75%, 10/01/2041	GBP	200	262

			2,359

SEE NOTES TO FINANCIAL STATEMENTS.

JUNE 30, 2026	SIX CIRCLES TRUST	85

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JUNE 30, 2026 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)
Long Positions — continued
Corporate Bonds — continued
Regional (State/Province) — 0.0% (g)
KAF Kaerntner Ausgleichszahlungs-Fonds, (Austria), Reg. S, Zero Coupon, 01/14/2032	EUR	1,560	1,481
UK Municipal Bonds Agency Finance Co. DAC, (Ireland), Reg. S, 1.63%, 08/26/2060	GBP	100	47

			1,528

Total Government			95,979

Industrial — 1.1%
Aerospace/Defense — 0.1%
BAE Systems plc, (United Kingdom), 1.90%, 02/15/2031 (e)		1,350	1,193
Boeing Co. (The),
3.45%, 11/01/2028		10	10
5.71%, 05/01/2040		2,345	2,388
5.81%, 05/01/2050		50	49
6.30%, 05/01/2029		20	21
6.39%, 05/01/2031		30	32
6.53%, 05/01/2034		112	122
7.01%, 05/01/2064		1,329	1,518
GE Capital International Funding Co. Unlimited Co., (Ireland), 4.42%, 11/15/2035		200	191
General Dynamics Corp., 2.25%, 06/01/2031		36	32
General Electric Co.,
1.50%, 05/17/2029	EUR	412	450
2.13%, 05/17/2037	EUR	620	609
Reg. S, 4.13%, 09/19/2035	EUR	2,000	2,386
Hexcel Corp., 5.88%, 02/26/2035		53	55
Honeywell Aerospace, Inc.,
4.95%, 03/16/2036 (e)		130	128
5.73%, 03/16/2056 (e)		2,110	2,119
L3Harris Technologies, Inc., 5.40%, 07/31/2033		1,600	1,638
Northrop Grumman Corp., 5.25%, 07/15/2035		65	66
RTX Corp.,
4.50%, 06/01/2042		48	43
6.40%, 03/15/2054		57	63
Thales SA, (France), Reg. S, 1.00%, 05/15/2028	EUR	1,900	2,099

			15,212

Building Materials — 0.1%
Carlisle Cos., Inc., 5.55%, 09/15/2040		13	13
Carrier Global Corp., 4.13%, 05/29/2028	EUR	1,600	1,864
Cemex SAB de CV, (Mexico), 5.75%, 06/05/2036		1,185	1,182
CRH America Finance, Inc., 5.50%, 01/09/2035		200	204

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)

Building Materials — continued
CRH Finance UK plc, (United Kingdom), Reg. S, 4.13%, 12/02/2029	GBP	1,500	1,943
Holcim Sterling Finance Netherlands BV, (Netherlands), Reg. S, 2.25%, 04/04/2034	GBP	1,900	2,026
Kingspan Securities Ireland DAC, (Ireland), Reg. S, 3.50%, 10/31/2031	EUR	3,850	4,393
Lennox International, Inc., 5.50%, 09/15/2028		49	50
Martin Marietta Materials, Inc.,
3.20%, 07/15/2051		16	11
5.15%, 12/01/2034		730	731
5.50%, 12/01/2054		25	24
Owens Corning, 3.95%, 08/15/2029		500	490
Trane Technologies Financing Ltd., (Ireland), 4.50%, 03/21/2049		5	4
Vulcan Materials Co., 3.50%, 06/01/2030		60	57

			12,992

Electrical Components & Equipment — 0.1%
ABB Finance BV, (Netherlands),
Reg. S, 0.00%, 01/19/2030	EUR	3,650	3,752
Reg. S, 3.38%, 01/16/2031	EUR	2,657	3,067
Reg. S, 3.38%, 01/15/2034	EUR	4,900	5,591
Prysmian SpA, (Italy), Reg. S, 3.88%, 11/28/2031	EUR	2,694	3,142

			15,552

Electronics — 0.1%
Amphenol Corp.,
3.38%, 05/12/2029	EUR	1,900	2,186
3.88%, 05/12/2034	EUR	2,600	3,033
5.30%, 11/15/2055		75	71
Amphenol Technologies Holding GmbH, (Germany), 3.63%, 03/30/2031	EUR	1,200	1,390
Assa Abloy AB, (Sweden), Reg. S, 3.88%, 09/13/2030	EUR	3,330	3,912
Fortive Corp., 3.70%, 08/15/2029	EUR	2,600	3,010
Honeywell International, Inc., 1.75%, 09/01/2031		145	126
Hubbell, Inc., 2.30%, 03/15/2031		59	53
Jabil, Inc.,
3.00%, 01/15/2031		22	20
5.45%, 02/01/2029		40	41
Keysight Technologies, Inc., 4.95%, 10/15/2034		82	81
TD SYNNEX Corp.,
5.30%, 10/10/2035		8	8
6.10%, 04/12/2034		54	56
Trimble, Inc., 6.10%, 03/15/2033		195	204
Tyco Electronics Group SA, (Luxembourg),
3.25%, 01/31/2033	EUR	2,004	2,252
5.00%, 05/09/2035		170	169

			16,612

SEE NOTES TO FINANCIAL STATEMENTS.

86	SIX CIRCLES TRUST	JUNE 30, 2026

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)
Long Positions — continued
Corporate Bonds — continued
Engineering & Construction — 0.1%
Aena SME SA, (Spain),
Reg. S, 3.50%, 01/22/2036	EUR	200	225
Reg. S, 4.25%, 10/13/2030	EUR	700	831
Aeroports de Paris SA, (France),
Reg. S, 1.00%, 01/05/2029	EUR	500	543
Reg. S, 1.13%, 06/18/2034	EUR	200	188
Reg. S, 1.50%, 07/02/2032	EUR	900	921
Reg. S, 2.75%, 06/05/2028	EUR	100	114
Reg. S, 3.38%, 05/16/2031	EUR	100	115
Reg. S, 3.50%, 03/20/2033	EUR	400	455
Reg. S, 3.75%, 03/20/2036	EUR	400	456
Bouygues SA, (France),
Reg. S, 3.25%, 06/30/2037	EUR	1,200	1,323
Reg. S, 3.88%, 07/17/2031	EUR	300	352
CIMIC Finance Ltd., (Australia), 6.00%, 04/22/2036 (e)		102	101
DAA Finance plc, (Ireland), Reg. S, 1.60%, 11/05/2032	EUR	400	409
Ferrovial Emisiones SA, (Spain), Reg. S, 0.54%, 11/12/2028	EUR	500	540
Heathrow Funding Ltd., (Jersey),
Reg. S, 4.63%, 10/31/2046	GBP	325	342
Reg. S, 6.45%, 12/10/2031	GBP	225	316
Reg. S, 6.75%, 12/03/2026	GBP	150	201
HOCHTIEF AG, (Germany), Reg. S, 4.25%, 05/31/2030	EUR	4,939	5,819
Jacobs Engineering Group, Inc., 6.35%, 08/18/2028		870	899
Jacobs Solutions, Inc., 5.38%, 03/03/2036		1,404	1,383
Orano SA, (France),
Reg. S, 2.75%, 03/08/2028	EUR	200	227
Reg. S, 4.00%, 03/12/2031	EUR	200	233
Royal Schiphol Group NV, (Netherlands),
Reg. S, 0.38%, 09/08/2027	EUR	300	333
Reg. S, 0.75%, 04/22/2033	EUR	200	192
Reg. S, 0.88%, 09/08/2032	EUR	400	395
Reg. S, 3.38%, 09/17/2036	EUR	390	435
Reg. S, 3.63%, 11/20/2035	EUR	400	456

			17,804

Environmental Control — 0.0% (g)
Republic Services, Inc.,
5.00%, 04/01/2034		70	71
5.15%, 03/15/2035		76	77
Waste Connections, Inc., (Canada),
2.60%, 02/01/2030		200	188
3.20%, 06/01/2032		10	9
4.20%, 01/15/2033		20	19

			364

Hand/Machine Tools — 0.0% (g)
Snap-on, Inc., 3.10%, 05/01/2050		10	7

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)

Machinery — Construction & Mining — 0.1%
Eaton Capital ULC, (Ireland),
Reg. S, 0.58%, 03/08/2030	EUR	484	506
3.55%, 03/10/2034	EUR	1,600	1,830
Reg. S, 3.80%, 05/21/2036	EUR	791	908
Epiroc AB, (Sweden), Reg. S, 3.63%, 02/28/2031	EUR	1,070	1,238
Metso OYJ, (Finland), Reg. S, 3.75%, 05/28/2032	EUR	1,500	1,724
Sandvik AB, (Sweden), Reg. S, 3.75%, 09/27/2029	EUR	3,322	3,871
Vertiv Holdings Co., 4.85%, 03/15/2036		20	20

			10,097

Machinery — Diversified — 0.0% (g)
Atlas Copco Finance DAC, (Ireland),
Reg. S, 0.75%, 02/08/2032	EUR	1,128	1,124
Reg. S, 3.50%, 04/01/2035	EUR	933	1,063
Dover Corp., 3.50%, 11/12/2033	EUR	196	221
Highland Holdings Sarl, (Luxembourg), 2.88%, 11/19/2027	EUR	2,400	2,737
IDEX Corp., 4.95%, 09/01/2029		660	664
Ingersoll Rand, Inc., 5.40%, 08/14/2028		230	234
Nordson Corp., 5.60%, 09/15/2028		95	97
Weir Group, Inc., 5.35%, 05/06/2030 (e)		600	606
Westinghouse Air Brake Technologies Corp., 5.61%, 03/11/2034		86	88

			6,834

Metal Fabricate/Hardware — 0.1%
Timken Co. (The), 4.13%, 05/23/2034	EUR	7,377	8,568
Vallourec SACA, (France), 7.50%, 04/15/2032 (e)		200	209

			8,777

Miscellaneous Manufacturers — 0.2%
3M Co.,
1.50%, 06/02/2031	EUR	3,190	3,350
1.75%, 05/15/2030	EUR	735	795
Alfa Laval Treasury International AB, (Sweden), Reg. S, 3.13%, 09/18/2031	EUR	2,778	3,136
Illinois Tool Works, Inc.,
3.25%, 05/17/2028	EUR	2,100	2,411
3.38%, 05/17/2032	EUR	4,100	4,699
Parker-Hannifin Corp., 2.90%, 03/01/2030	EUR	9,799	11,089
Pentair Finance Sarl, (Luxembourg), 4.50%, 07/01/2029		2,000	1,989
Smiths Group plc, (United Kingdom), Reg. S, 3.63%, 11/13/2033	EUR	8,309	9,356
Textron, Inc.,
2.45%, 03/15/2031		1,000	904
5.50%, 05/15/2035		7	7

			37,736

SEE NOTES TO FINANCIAL STATEMENTS.

JUNE 30, 2026	SIX CIRCLES TRUST	87

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JUNE 30, 2026 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)
Long Positions — continued
Corporate Bonds — continued
Packaging & Containers — 0.0% (g)
Berry Global, Inc., 5.50%, 04/15/2028		615	624
SIG Combibloc PurchaseCo. Sarl, (Luxembourg), Reg. S, 4.00%, 04/07/2031	EUR	4,445	5,133
Smurfit Kappa Treasury ULC, (Ireland), 3.49%, 11/24/2031	EUR	1,900	2,165

			7,922

Shipbuilding — 0.0% (g)
Huntington Ingalls Industries, Inc., 5.35%, 01/15/2030		545	554

Transportation — 0.2%
bpost SA, (Belgium),
Reg. S, 3.29%, 10/16/2029	EUR	700	802
Reg. S, 3.48%, 06/19/2032	EUR	500	568
Brambles Finance plc, (United Kingdom), Reg. S, 4.25%, 03/22/2031	EUR	659	780
Burlington Northern Santa Fe LLC,
4.15%, 04/01/2045		10	8
4.55%, 09/01/2044		160	142
4.95%, 09/15/2041		700	673
5.20%, 04/15/2054		900	842
5.40%, 06/01/2041		20	20
Canadian National Railway Co., (Canada),
2.45%, 05/01/2050		370	220
6.13%, 11/01/2053		400	428
CSX Corp., 4.90%, 03/15/2055		10	9
Deutsche Bahn AG, (Germany),
Reg. S, 0.35%, 09/29/2031	EUR	700	699
Reg. S, 0.38%, 06/23/2029	EUR	200	213
Reg. S, 0.63%, 09/26/2028	EUR	200	218
Reg. S, 0.63%, 04/15/2036	EUR	350	307
Reg. S, 0.63%, 12/08/2050	EUR	500	270
Reg. S, 0.75%, 07/16/2035	EUR	200	182
Reg. S, 0.88%, 07/11/2031	EUR	200	206
Reg. S, 0.88%, 06/23/2039	EUR	200	163
Reg. S, 1.00%, 12/17/2027	EUR	300	335
Reg. S, 1.13%, 12/18/2028	EUR	300	330
Reg. S, 1.13%, 05/29/2051	EUR	512	315
Reg. S, 1.38%, 03/28/2031	EUR	200	212
Reg. S, 1.38%, 04/16/2040	EUR	250	215
Reg. S, 1.50%, 12/08/2032	EUR	200	207
Reg. S, 1.63%, 11/06/2030	EUR	200	216
Reg. S, 1.63%, 08/16/2033	EUR	89	92
Reg. S, 1.88%, 05/24/2030	EUR	300	330
1.99%, 07/08/2030	AUD	200	122
Reg. S, 2.75%, 03/19/2029	EUR	200	229
Reg. S, 3.25%, 05/19/2033	EUR	300	346
Reg. S, 3.38%, 04/24/2034	EUR	500	581
Reg. S, 3.50%, 09/20/2027	EUR	650	749
Reg. S, 3.63%, 12/18/2037	EUR	293	337
Reg. S, 3.88%, 10/13/2042	EUR	100	116
Reg. S, 4.00%, 11/23/2043	EUR	300	347

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)

Transportation — continued
6.02%, 11/17/2033	AUD	1,200	856
Series CB, Reg. S, (EUR Swap Rate 5 Year + 1.89%), 1.60%, 07/18/2029 (x) (aa)	EUR	1,500	1,599
East Japan Railway Co., (Japan), Reg. S, 4.50%, 01/25/2036	GBP	2,000	2,479
Empresa de Transporte de Pasajeros Metro SA, (Chile),
Reg. S, 1.40%, 10/07/2033	CHF	700	866
1.69%, 10/30/2031	CHF	400	506
FedEx Corp., 5.25%, 05/15/2050		55	51
FedEx Freight Holding Co., Inc., 4.65%, 03/15/2031 (e)		1,535	1,509
Ferrovie dello Stato Italiane SpA, (Italy),
Reg. S, 0.38%, 03/25/2028	EUR	300	328
Reg. S, 3.38%, 06/24/2032	EUR	300	342
Reg. S, 4.13%, 05/23/2029	EUR	300	353
Reg. S, 4.50%, 05/23/2033	EUR	500	607
Hamburger Hochbahn AG, (Germany), Reg. S, 0.13%, 02/24/2031	EUR	1,400	1,399
La Poste SA, (France),
Reg. S, 0.00%, 07/18/2029	EUR	400	417
Reg. S, 0.38%, 09/17/2027	EUR	100	111
Reg. S, 0.63%, 01/18/2036	EUR	200	173
Reg. S, 1.00%, 09/17/2034	EUR	800	744
Reg. S, 1.38%, 04/21/2032	EUR	1,300	1,325
Reg. S, 1.45%, 11/30/2028	EUR	300	332
Reg. S, 2.63%, 09/14/2028	EUR	200	228
Reg. S, 3.13%, 03/14/2033	EUR	200	223
Reg. S, 3.75%, 06/12/2030	EUR	1,500	1,749
Reg. S, 4.00%, 06/12/2035	EUR	400	466
MTR Corp. Ltd., (Hong Kong), Reg. S, 5.58%, 01/29/2038	AUD	700	484
Network Rail Infrastructure Finance plc, (United Kingdom),
Reg. S, 4.38%, 12/09/2030	GBP	390	517
4.75%, 11/29/2035	GBP	500	655
Norfolk Southern Corp., 5.95%, 03/15/2064		660	672
OeBB-Infrastruktur AG, (Austria),
2.25%, 05/28/2029	EUR	325	366
3.00%, 10/24/2033	EUR	500	568
Reg. S, 3.38%, 05/18/2032	EUR	400	466
Series 30, Reg. S, 3.50%, 10/19/2026	EUR	280	321
Poste Italiane SpA, (Italy),
Reg. S, 0.50%, 12/10/2028	EUR	200	215
Reg. S, 3.00%, 12/03/2030	EUR	600	676
PostNL NV, (Netherlands), Reg. S, 4.00%, 10/02/2030	EUR	6,349	7,304
TOTE Maritime Alaska LLC, Series 46054, 6.37%, 04/15/2028		1,311	1,329
Transdev Group SA, (France),
Reg. S, 3.05%, 05/21/2028	EUR	200	228

SEE NOTES TO FINANCIAL STATEMENTS.

88	SIX CIRCLES TRUST	JUNE 30, 2026

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)
Long Positions — continued
Corporate Bonds — continued
Transportation — continued
Reg. S, 3.85%, 05/21/2032	EUR	200	228
Union Pacific Corp., 3.80%, 04/06/2071		40	28
United Parcel Service, Inc.,
5.25%, 05/14/2035		28	29
5.95%, 05/14/2055		19	19
VR-Yhtymae OYJ, (Finland), Reg. S, 2.38%, 05/30/2029	EUR	100	111

			42,708

Trucking & Leasing — 0.0% (g)
Penske Truck Leasing Co. LP / PTL Finance Corp.,
4.40%, 07/01/2027 (e)		730	729
5.55%, 05/01/2028 (e)		1,135	1,150
6.05%, 08/01/2028 (e)		660	676

			2,555

Total Industrial			195,726

Technology — 0.3%
Computers — 0.1%
Accenture Capital, Inc.,
4.25%, 10/04/2031		65	64
4.50%, 10/04/2034		595	571
Amdocs Ltd., (Guernsey), 2.54%, 06/15/2030		62	56
Apple, Inc.,
2.55%, 08/20/2060		185	100
2.80%, 02/08/2061		160	92
2.85%, 08/05/2061		98	57
3.75%, 09/12/2047		1,000	770
CGI, Inc., (Canada),
1.45%, 09/14/2026		60	59
4.95%, 03/14/2030		70	70
Dell International LLC / EMC Corp., 8.10%, 07/15/2036		194	231
Fortinet, Inc., 2.20%, 03/15/2031		45	40
Genpact UK Finco plc / Genpact USA, Inc., (United Kingdom), 4.95%, 11/18/2030		505	498
International Business Machines Corp.,
3.00%, 02/03/2031	EUR	1,700	1,917
3.45%, 02/03/2034	EUR	2,200	2,482
3.85%, 02/03/2038	EUR	2,500	2,820
5.80%, 02/03/2056		410	399
Leidos, Inc., 5.00%, 03/15/2036		1,625	1,568
NetApp, Inc., 2.70%, 06/22/2030		170	157
Teledyne FLIR LLC, 2.50%, 08/01/2030		75	69

			12,020

Office/Business & Equipment — 0.0% (g)
CDW LLC / CDW Finance Corp.,
2.67%, 12/01/2026		985	977
5.10%, 03/01/2030		755	754

			1,731

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)

Semiconductors — 0.1%
Analog Devices, Inc.,
2.10%, 10/01/2031		45	39
3.45%, 06/15/2027		30	30
ASML Holding NV, (Netherlands),
Reg. S, 0.25%, 02/25/2030	EUR	1,000	1,040
Reg. S, 2.25%, 05/17/2032	EUR	6,439	7,087
Broadcom, Inc.,
3.14%, 11/15/2035 (e)		2,810	2,391
3.19%, 11/15/2036 (e)		795	667
3.47%, 04/15/2034		425	382
4.60%, 07/15/2030		1,605	1,601
4.80%, 10/15/2034		1,960	1,922
4.80%, 02/15/2036		930	904
Foundry JV Holdco LLC,
5.90%, 01/25/2033 (e)		1,200	1,250
6.20%, 01/25/2037 (e)		1,640	1,737
Infineon Technologies AG, (Germany),
Reg. S, 1.63%, 06/24/2029	EUR	300	329
Reg. S, 2.88%, 02/13/2030	EUR	2,000	2,260
Reg. S, 3.50%, 02/16/2034	EUR	400	454
Intel Corp.,
4.10%, 05/11/2047		660	506
4.88%, 02/10/2028		80	80
4.90%, 08/05/2052		260	219
5.70%, 02/10/2053		375	355
NXP BV / NXP Funding LLC / NXP USA, Inc., (Multinational),
3.40%, 05/01/2030		1,000	953
4.30%, 06/18/2029		16	16
Texas Instruments, Inc., 2.70%, 09/15/2051		30	18

			24,240

Software — 0.1%
Broadridge Financial Solutions, Inc., 2.60%, 05/01/2031		195	174
Electronic Arts, Inc., 1.85%, 02/15/2031		17	16
Fidelity National Information Services, Inc.,
3.10%, 03/01/2041		80	58
3.45%, 03/10/2030	EUR	1,700	1,939
4.45%, 03/10/2028		120	120
4.55%, 03/10/2029		70	69
4.80%, 03/10/2031		145	143
Fiserv, Inc.,
3.00%, 07/01/2031	GBP	1,000	1,180
3.50%, 07/01/2029		170	163
3.75%, 10/15/2030	EUR	2,400	2,743
4.25%, 06/23/2034	EUR	800	914
4.55%, 02/15/2031		260	254
5.25%, 08/11/2035		305	298
5.35%, 03/15/2031		360	363
5.60%, 03/02/2033		780	789
5.63%, 08/21/2033		1,060	1,072

SEE NOTES TO FINANCIAL STATEMENTS.

JUNE 30, 2026	SIX CIRCLES TRUST	89

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JUNE 30, 2026 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)
Long Positions — continued
Corporate Bonds — continued
Software — continued
Microsoft Corp.,
2.50%, 09/15/2050		10	6
2.53%, 06/01/2050		1,105	660
2.68%, 06/01/2060		140	78
2.92%, 03/17/2052		120	76
3.04%, 03/17/2062		100	60
MSCI, Inc.,
3.88%, 02/15/2031(e)		5	4
5.25%, 09/01/2035		112	110
Oracle Corp.,
2.65%, 07/15/2026		30	30
2.95%, 04/01/2030		327	301
3.60%, 04/01/2040		150	110
3.60%, 04/01/2050		905	552
3.65%, 03/25/2041		75	54
3.85%, 07/15/2036		280	233
3.95%, 03/25/2051		250	161
4.00%, 07/15/2046		7	5
4.70%, 09/27/2034		110	101
4.90%, 02/06/2033		110	104
4.95%, 02/04/2031		26	26
5.20%, 09/26/2035		30	28
5.25%, 02/03/2032		90	89
5.50%, 08/03/2035		40	38
5.70%, 02/04/2036		68	66
5.88%, 09/26/2045		740	650
6.25%, 11/09/2032		70	72
6.55%, 02/04/2046		455	430
6.70%, 02/04/2056		1,340	1,266
6.85%, 02/04/2066		1,365	1,275
6.90%, 11/09/2052		205	197
Roper Technologies, Inc.,
2.95%, 09/15/2029		2	2
4.25%, 09/15/2028		50	50
4.90%, 10/15/2034		70	68
5.10%, 09/15/2035		130	126
Sage Group plc (The), (United Kingdom), Reg. S, 1.63%, 02/25/2031	GBP	2,000	2,248
Salesforce, Inc.,
4.90%, 09/15/2031		3,000	2,996
5.20%, 03/15/2033		230	231
ServiceNow, Inc.,
1.40%, 09/01/2030		5	5
5.05%, 05/15/2033		125	125
5.40%, 05/15/2036		370	370
6.30%, 05/15/2056		95	97
Synopsys, Inc., 5.00%, 04/01/2032		1,106	1,109

			24,504

Total Technology			62,495

Utilities — 1.3%
Electric — 1.0%
A2A SpA, (Italy),
Reg. S, 0.63%, 07/15/2031	EUR	200	200
Reg. S, 1.00%, 07/16/2029	EUR	100	107

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)

Electric — continued
Reg. S, 1.00%, 11/02/2033	EUR	200	191
Reg. S, 1.63%, 10/19/2027	EUR	200	224
Reg. S, 1.75%, 03/16/2028	EUR	200	224
Reg. S, 3.25%, 05/24/2032	EUR	200	226
Reg. S, 3.63%, 01/30/2035	EUR	500	567
Reg. S, 4.38%, 02/03/2034	EUR	100	120
Reg. S, 4.50%, 09/19/2030	EUR	200	239
ACEA SpA, (Italy),
Reg. S, 0.25%, 07/28/2030	EUR	300	304
Reg. S, 0.50%, 04/06/2029	EUR	100	107
Reg. S, 1.75%, 05/23/2028	EUR	130	146
Reg. S, 3.88%, 01/24/2031	EUR	500	585
AEP Texas, Inc.,
4.70%, 05/15/2032		885	875
5.45%, 05/15/2029		510	520
Series I, 2.10%, 07/01/2030		2,600	2,356
Series Q, 5.20%, 04/15/2036		955	943
AEP Transmission Co. LLC, 5.15%, 04/01/2034		40	40
Alabama Power Co.,
3.00%, 03/15/2052		10	6
3.13%, 07/15/2051		7	5
Alliander NV, (Netherlands),
Reg. S, 0.38%, 06/10/2030	EUR	400	413
Reg. S, 0.88%, 06/24/2032	EUR	200	200
Reg. S, 2.63%, 09/09/2027	EUR	600	683
Reg. S, 3.00%, 05/06/2033	EUR	200	223
Reg. S, 3.00%, 10/07/2034	EUR	500	554
Reg. S, 3.25%, 06/13/2028	EUR	600	689
Reg. S, 3.50%, 05/06/2037	EUR	500	561
Reg. S, (ICE EURIBOR Swap Rate 5 Year + 1.72%), 4.13%, 07/02/2035 (x) (aa)	EUR	200	223
Alperia SpA, (Italy), Reg. S, 5.70%, 07/05/2028	EUR	100	119
Ameren Illinois Co.,
3.25%, 03/15/2050		1,200	821
5.55%, 07/01/2054		10	10
5.63%, 03/01/2055		40	39
American Electric Power Co., Inc.,
2.30%, 03/01/2030		5	5
(CMT Index 5 Year + 2.68%), 3.88%, 02/15/2062 (aa)		195	193
5.95%, 11/01/2032		10	10
Amprion GmbH, (Germany),
Reg. S, 0.63%, 09/23/2033	EUR	1,500	1,391
Reg. S, 3.97%, 09/22/2032	EUR	800	938
Appalachian Power Co.,
5.65%, 04/01/2034		10	10
Series BB, 4.50%, 08/01/2032		20	20
Series Z, 3.70%, 05/01/2050		5	4
Arizona Public Service Co.,
2.20%, 12/15/2031		10	9
2.60%, 08/15/2029		14	13

SEE NOTES TO FINANCIAL STATEMENTS.

90	SIX CIRCLES TRUST	JUNE 30, 2026

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)
Long Positions — continued
Corporate Bonds — continued
Electric — continued
3.35%, 05/15/2050		10	7
5.55%, 08/01/2033		1,375	1,414
Atlantic City Electric Co., 4.00%, 10/15/2028		10	10
Baltimore Gas and Electric Co.,
2.90%, 06/15/2050		10	6
5.40%, 06/01/2053		18	17
Berkshire Hathaway Energy Co.,
2.85%, 05/15/2051		50	31
4.25%, 10/15/2050		5	4
5.15%, 11/15/2043		13	12
Black Hills Corp., 2.50%, 06/15/2030		10	9
CenterPoint Energy Houston Electric LLC,
5.30%, 04/01/2053		10	10
Series AD, 2.90%, 07/01/2050		25	16
Series AH, 3.60%, 03/01/2052		14	10
Series AJ, 4.85%, 10/01/2052		10	9
CenterPoint Energy, Inc.,
(CMT Index 5 Year + 2.59%), 6.70%, 05/15/2055 (aa)		35	36
Series A, (CMT Index 5 Year + 3.25%), 7.00%, 02/15/2055 (aa)		55	57
CEZ A/S, (Czech Republic), Reg. S, 2.38%, 04/06/2027	EUR	1,425	1,623
Coentreprise de Transport d’Electricite SA, (France),
Reg. S, 1.50%, 07/29/2028	EUR	400	443
Reg. S, 2.13%, 07/29/2032	EUR	200	210
Reg. S, 3.75%, 01/17/2036	EUR	300	341
Commonwealth Edison Co.,
3.00%, 03/01/2050		5	3
4.35%, 11/15/2045		980	827
5.85%, 06/01/2056		555	562
5.95%, 06/01/2055		16	16
Series 131, 2.75%, 09/01/2051		440	270
Series 132, 3.15%, 03/15/2032		60	55
Connecticut Light and Power Co. (The),
4.95%, 08/15/2034		338	337
Series A, 2.05%, 07/01/2031		905	799
Consolidated Edison Co. of New York Inc,
5.70%, 05/15/2054		6	6
5.88%, 06/15/2056		2	2
Consolidated Edison Co. of New York, Inc.,
3.20%, 12/01/2051		42	28
3.60%, 06/15/2061		20	14
5.20%, 03/01/2033		10	10
Series 20A, 3.35%, 04/01/2030		10	10
Series A, 4.13%, 05/15/2049		275	218
Series C, 4.30%, 12/01/2056		740	584
Consumers Energy Co.,
3.75%, 02/15/2050		5	4
4.20%, 09/01/2052		20	16
4.60%, 05/30/2029		10	10

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)

Electric — continued
4.70%, 01/15/2030		69	69
Dominion Energy South Carolina, Inc.,
4.60%, 06/15/2043		1,400	1,254
6.25%, 10/15/2053		505	543
Dominion Energy, Inc.,
(CMT Index 5 Year + 2.26%), 6.00%, 02/15/2056 (aa)		139	140
Series B, 4.85%, 08/15/2052		25	22
Series C, (CMT Index 5 Year + 3.20%), 4.35%, 01/15/2027 (x) (aa)		70	69
DTE Electric Co.,
2.95%, 03/01/2050		5	3
3.70%, 03/15/2045		1,100	857
Series B, 3.25%, 04/01/2051		20	14
DTE Energy Co.,
2.85%, 10/01/2026		30	30
4.95%, 07/01/2027		560	563
5.05%, 10/01/2035		80	79
5.85%, 06/01/2034		4	4
Series C, 3.40%, 06/15/2029		19	18
Duke Energy Carolinas LLC,
3.55%, 03/15/2052		10	7
4.95%, 01/15/2033		10	10
5.35%, 01/15/2053		17	16
5.40%, 01/15/2054		93	89
Duke Energy Corp.,
2.45%, 06/01/2030		85	78
3.10%, 06/15/2028	EUR	2,150	2,455
3.50%, 06/15/2051		10	7
3.85%, 06/15/2034	EUR	2,200	2,516
4.50%, 08/15/2032		50	49
5.00%, 08/15/2052		30	26
Duke Energy Florida LLC, 3.00%, 12/15/2051		10	6
Duke Energy Indiana LLC,
4.95%, 03/15/2036		70	69
5.25%, 03/01/2034		10	10
5.40%, 04/01/2053		25	24
Duke Energy Ohio, Inc.,
4.30%, 02/01/2049		10	8
5.55%, 03/15/2054		20	20
Duke Energy Progress LLC, 4.00%, 04/01/2052		20	15
E.ON International Finance BV, (Netherlands), Reg. S, 5.88%, 10/30/2037	GBP	1,000	1,322
Edison International,
4.80%, 03/15/2031		205	200
6.25%, 03/15/2030		71	73
EDP SA, (Portugal), Reg. S, 1.63%, 04/15/2027	EUR	200	227
EDP Servicios Financieros Espana SA, (Spain), Reg. S, 3.50%, 07/16/2030	EUR	235	271

SEE NOTES TO FINANCIAL STATEMENTS.

JUNE 30, 2026	SIX CIRCLES TRUST	91

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JUNE 30, 2026 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)
Long Positions — continued
Corporate Bonds — continued
Electric — continued
Electricite de France SA, (France),
Reg. S, 1.00%, 11/29/2033	EUR	500	475
Reg. S, 1.88%, 10/13/2036	EUR	200	190
Reg. S, 2.00%, 12/09/2049	EUR	1,200	839
Reg. S, 3.25%, 05/07/2032	EUR	500	566
Reg. S, 4.00%, 05/07/2037	EUR	700	802
Reg. S, 4.00%, 03/04/2038	EUR	400	454
Reg. S, 4.13%, 06/17/2031	EUR	1,200	1,417
Reg. S, 4.25%, 01/25/2032	EUR	400	476
Reg. S, 4.38%, 10/12/2029	EUR	500	592
Reg. S, 4.38%, 06/17/2036	EUR	200	237
Reg. S, 4.50%, 11/12/2040	EUR	100	118
4.57%, 02/06/2035	CAD	1,500	1,059
Reg. S, 4.63%, 01/25/2043	EUR	400	460
Reg. S, 4.63%, 05/07/2045	EUR	300	341
Reg. S, 4.75%, 10/12/2034	EUR	1,800	2,204
Reg. S, 4.75%, 06/17/2044	EUR	600	695
Reg. S, 5.50%, 03/27/2037	GBP	500	633
Reg. S, 5.63%, 02/21/2033	EUR	200	258
Reg. S, 5.64%, 08/28/2035	AUD	600	406
5.88%, 07/18/2031	GBP	465	639
Reg. S, 6.00%, 01/23/2114	GBP	600	673
Reg. S, 6.13%, 06/02/2034	GBP	600	821
Elia Group SA, (Belgium),
Reg. S, 1.50%, 09/05/2028	EUR	2,000	2,207
Reg. S, 3.88%, 06/11/2031	EUR	9,000	10,445
Elia Transmission Belgium SA, (Belgium), Reg. S, 3.63%, 01/18/2033	EUR	5,400	6,255
Emera US Finance LP,
2.64%, 06/15/2031		10	9
4.75%, 06/15/2046		23	20
EnBW Energie Baden-Wuerttemberg AG, (Germany),
Reg. S, (EUR Swap Rate 5 Year + 1.65%), 1.38%, 08/31/2081 (aa)	EUR	100	109
Reg. S, (ICE EURIBOR Swap Rate 5 Year + 1.73%), 1.63%, 08/05/2079 (aa)	EUR	100	112
Reg. S, (ICE EURIBOR Swap Rate 5 Year + 1.18%), 3.63%, 02/10/2056 (aa)	EUR	400	450
Reg. S, (ICE EURIBOR Swap Rate 5 Year + 1.95%), 4.50%, 07/28/2055 (aa)	EUR	200	229
Reg. S, (ICE EURIBOR Swap Rate 5 Year + 1.85%), 4.50%, 02/10/2056 (aa)	EUR	200	226
Reg. S, (ICE EURIBOR Swap Rate 5 Year + 2.66%), 5.25%, 01/23/2084 (aa)	EUR	500	597
EnBW International Finance BV, (Netherlands),
Reg. S, 0.13%, 03/01/2028	EUR	182	199
Reg. S, 0.50%, 03/01/2033	EUR	97	92
Reg. S, 1.88%, 10/31/2033	EUR	420	433
Reg. S, 3.00%, 05/20/2029	EUR	200	229
Reg. S, 3.50%, 07/24/2028	EUR	120	139
Reg. S, 3.50%, 07/22/2031	EUR	300	347

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)

Electric — continued
Reg. S, 3.75%, 11/20/2035	EUR	700	801
Reg. S, 3.85%, 05/23/2030	EUR	400	469
Reg. S, 4.00%, 01/24/2035	EUR	100	117
Reg. S, 4.00%, 07/22/2036	EUR	300	350
Reg. S, 4.05%, 11/22/2029	EUR	200	235
Reg. S, 4.30%, 05/23/2034	EUR	300	360
Reg. S, 6.13%, 07/07/2039	EUR	40	56
Enel Finance International NV, (Netherlands), 3.50%, 04/06/2028 (e)		1,300	1,276
Enel SpA, (Italy), Reg. S, (ICE EURIBOR Swap Rate 5 Year + 2.01%), 4.25% (x) (aa)	EUR	5,000	5,750
e-netz Suedhessen AG, (Germany), 6.13%, 04/23/2041	EUR	100	131
Enexis Holding NV, (Netherlands),
Reg. S, 0.38%, 04/14/2033	EUR	400	373
Reg. S, 0.63%, 06/17/2032	EUR	100	98
Reg. S, 0.75%, 07/02/2031	EUR	334	338
Reg. S, 3.00%, 02/25/2032	EUR	500	562
Reg. S, 3.25%, 04/09/2033	EUR	500	567
Reg. S, 3.63%, 06/12/2034	EUR	200	231
Reg. S, 3.63%, 04/09/2037	EUR	200	227
Engie SA, (France), Reg. S, 2.00%, 09/28/2037	EUR	500	475
Entergy Arkansas LLC,
2.65%, 06/15/2051		76	45
4.20%, 04/01/2049		10	8
Entergy Corp.,
(CMT Index 5 Year + 2.18%), 5.88%, 06/15/2056 (aa)		50	50
(CMT Index 5 Year + 2.67%), 7.13%, 12/01/2054 (aa)		74	76
Entergy Louisiana LLC,
2.35%, 06/15/2032		30	26
3.05%, 06/01/2031		2,073	1,918
Entergy Texas, Inc.,
4.00%, 03/30/2029		15	15
5.00%, 09/15/2052		19	17
5.55%, 09/15/2054		30	29
ESB Finance DAC, (Ireland),
Reg. S, 1.00%, 07/19/2034	EUR	100	94
Reg. S, 1.13%, 06/11/2030	EUR	100	106
Reg. S, 1.75%, 02/07/2029	EUR	200	221
Reg. S, 1.88%, 06/14/2031	EUR	224	239
Reg. S, 2.13%, 11/05/2033	EUR	200	207
Reg. S, 3.75%, 01/25/2043	EUR	200	213
Reg. S, 4.00%, 10/03/2028	EUR	400	466
Reg. S, 4.00%, 05/03/2032	EUR	200	235
Reg. S, 4.25%, 03/03/2036	EUR	100	119
Eurogrid GmbH, (Germany),
Reg. S, 3.72%, 04/27/2030	EUR	2,000	2,321
Reg. S, 3.73%, 10/18/2035	EUR	1,400	1,588
Reg. S, 4.06%, 05/28/2037	EUR	1,600	1,848

SEE NOTES TO FINANCIAL STATEMENTS.

92	SIX CIRCLES TRUST	JUNE 30, 2026

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)
Long Positions — continued
Corporate Bonds — continued
Electric — continued
Evergy Kansas Central, Inc., 3.45%, 04/15/2050		5	4
Evergy Metro, Inc., Series 2020, 2.25%, 06/01/2030		20	18
Evergy, Inc., (CMT Index 5 Year + 2.56%), 6.65%, 06/01/2055 (aa)		50	51
Eversource Energy,
3.38%, 03/01/2032		40	37
5.13%, 05/15/2033		95	95
5.95%, 07/15/2034		90	94
EWE AG, (Germany),
Reg. S, 0.25%, 06/08/2028	EUR	200	216
Reg. S, 0.38%, 10/22/2032	EUR	390	368
Exelon Corp., 2.75%, 03/15/2027		20	20
Fingrid OYJ, (Finland), Reg. S, 3.25%, 03/20/2034	EUR	400	454
FirstEnergy Corp., Series C, 3.40%, 03/01/2050		10	7
Florida Power & Light Co.,
2.45%, 02/03/2032		20	18
2.88%, 12/04/2051		50	32
3.95%, 03/01/2048		500	394
5.30%, 04/01/2053		10	9
5.60%, 06/15/2054		190	187
5.60%, 02/15/2066		285	275
5.90%, 06/01/2066		2,800	2,834
FLUVIUS System Operator CV, (Belgium),
Reg. S, 0.25%, 06/14/2028	EUR	200	217
Reg. S, 0.25%, 12/02/2030	EUR	300	302
Reg. S, 0.63%, 11/24/2031	EUR	100	99
Reg. S, 3.50%, 03/12/2035	EUR	700	788
Reg. S, 3.75%, 02/16/2036	EUR	200	228
Reg. S, 3.88%, 03/18/2031	EUR	300	350
Reg. S, 3.88%, 05/09/2033	EUR	2,600	3,024
Reg. S, 3.88%, 05/02/2034	EUR	300	347
Reg. S, 4.00%, 07/06/2032	EUR	200	234
Fortum OYJ, (Finland),
Reg. S, 2.13%, 02/27/2029	EUR	200	223
Reg. S, 4.50%, 05/26/2033	EUR	600	721
Georgia Power Co.,
4.70%, 05/15/2032		2,350	2,349
5.13%, 05/15/2052		17	16
Series B, 3.70%, 01/30/2050		10	8
Hera SpA, (Italy),
Reg. S, 0.25%, 12/03/2030	EUR	160	161
Reg. S, 0.88%, 07/05/2027	EUR	400	448
Reg. S, 1.00%, 04/25/2034	EUR	200	188
Reg. S, 2.50%, 05/25/2029	EUR	700	787
Reg. S, 3.25%, 07/15/2031	EUR	500	570
Reg. S, 4.25%, 04/20/2033	EUR	100	119
Reg. S, 5.20%, 01/29/2028	EUR	200	235
Iberdrola Finanzas SA, (Spain),
Reg. S, 1.38%, 03/11/2032	EUR	200	207

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)

Electric — continued
Reg. S, 3.00%, 09/30/2031	EUR	1,600	1,810
Reg. S, 3.38%, 11/22/2032	EUR	300	344
Reg. S, 3.63%, 07/13/2033	EUR	6,200	7,197
Iberdrola International BV, (Netherlands), Series NC8, Reg. S, (EUR Swap Rate 5 Year + 2.57%), 2.25%, 01/28/2029 (x) (aa)	EUR	2,000	2,203
Ignitis Grupe AB, (Lithuania),
Reg. S, 1.88%, 07/10/2028	EUR	200	223
Reg. S, 2.00%, 05/21/2030	EUR	110	119
Interstate Power and Light Co., 3.50%, 09/30/2049		10	7
ITC Holdings Corp., 4.95%, 09/22/2027 (e)		1,170	1,173
Jersey Central Power & Light Co., 5.10%, 01/15/2035		670	671
Kentucky Utilities Co., 3.30%, 06/01/2050		5	3
Latvenergo A/S, (Latvia), Reg. S, 3.61%, 11/13/2030	EUR	200	227
Louisville Gas and Electric Co., 5.85%, 08/15/2055		20	20
MidAmerican Energy Co., 2.70%, 08/01/2052		5	3
Mississippi Power Co., Series B, 3.10%, 07/30/2051		10	7
National Grid Electricity Distribution South West plc, (United Kingdom), Reg. S, 5.88%, 03/25/2027	GBP	20	27
National Grid Electricity Transmission plc, (United Kingdom), Reg. S, 2.00%, 04/17/2040	GBP	425	353
National Grid plc, (United Kingdom),
5.42%, 01/11/2034		10	10
5.81%, 06/12/2033		140	146
Nevada Power Co., (CMT Index 5 Year + 1.94%), 6.25%, 05/15/2055 (aa)		45	45
NextEra Energy Capital Holdings, Inc.,
2.25%, 06/01/2030		1,100	1,004
3.00%, 01/15/2052		185	115
3.62%, 02/10/2034	EUR	2,000	2,278
(ICE EURIBOR Swap Rate 5 Year + 1.70%), 4.20%, 02/26/2056 (aa)	EUR	666	753
4.69%, 09/01/2027		835	837
5.05%, 03/15/2030		47	48
(CMT Index 5 Year + 2.05%), 6.38%, 08/15/2055 (aa)		125	127
(CMT Index 5 Year + 2.36%), 6.70%, 09/01/2054 (aa)		40	41
NIE Finance plc, (United Kingdom),
Reg. S, 5.75%, 12/07/2035	GBP	700	935
Reg. S, 5.88%, 12/01/2032	GBP	200	274
Northern Powergrid Yorkshire plc, (United Kingdom),
Reg. S, 5.13%, 05/04/2035	GBP	150	194

SEE NOTES TO FINANCIAL STATEMENTS.

JUNE 30, 2026	SIX CIRCLES TRUST	93

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JUNE 30, 2026 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)
Long Positions — continued
Corporate Bonds — continued
Electric — continued
Reg. S, 6.13%, 04/01/2050	GBP	1,300	1,684
Northern States Power Co.,
2.25%, 04/01/2031		1,450	1,306
4.85%, 05/15/2036		85	84
5.65%, 06/15/2054		1,350	1,337
5.65%, 05/15/2055		8	8
NRG Energy, Inc., 2.45%, 12/02/2027 (e)		2,275	2,200
NSTAR Electric Co., 4.55%, 06/01/2052		470	397
Oglethorpe Power Corp., 5.05%, 10/01/2048		10	9
Oklahoma Gas and Electric Co.,
4.15%, 04/01/2047		900	729
5.60%, 04/01/2053		5	5
Oncor Electric Delivery Co. LLC,
3.10%, 09/15/2049		10	6
3.70%, 05/15/2050		5	4
4.30%, 05/15/2028		20	20
4.50%, 03/15/2031 (e)		90	89
5.90%, 03/15/2056 (e)		40	41
Orsted A/S, (Denmark),
Reg. S, 2.25%, 06/14/2028	EUR	1,000	1,125
Reg. S, 5.75%, 04/09/2040	GBP	425	529
Pacific Gas and Electric Co.,
3.95%, 12/01/2047		900	662
4.25%, 03/15/2046		275	214
4.30%, 03/15/2045		345	272
4.40%, 03/01/2032		24	23
4.50%, 07/01/2040		30	26
4.95%, 07/01/2050		502	420
6.00%, 05/01/2056		1,200	1,151
6.15%, 01/15/2033		122	128
6.30%, 08/15/2056		1,050	1,050
6.75%, 01/15/2053		10	11
6.95%, 03/15/2034		222	242
PacifiCorp.,
2.90%, 06/15/2052		720	432
3.30%, 03/15/2051		1,750	1,145
4.13%, 01/15/2049		165	126
4.15%, 02/15/2050		110	84
PECO Energy Co.,
2.80%, 06/15/2050		50	31
3.05%, 03/15/2051		435	285
4.60%, 05/15/2052		270	229
4.90%, 06/15/2033		1,640	1,654
Perusahaan Perseroan Persero PT Perusahaan Listrik Negara, (Indonesia), Reg. S, 1.88%, 11/05/2031	EUR	1,000	1,009
Potomac Electric Power Co., 5.50%, 03/15/2054		5	5
PPL Capital Funding, Inc., 4.13%, 04/15/2030		40	39
PPL Electric Utilities Corp.,
4.85%, 02/15/2034		1,015	1,009

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)

Electric — continued
5.25%, 05/15/2053		105	99
Public Service Co. of Colorado,
5.25%, 04/01/2053		10	9
5.75%, 05/15/2054		687	684
Series 38, 4.10%, 06/01/2032		20	19
Series 39, 4.50%, 06/01/2052		20	17
Public Service Co. of Oklahoma,
5.20%, 01/15/2035		40	40
5.45%, 01/15/2036		60	61
Public Service Electric and Gas Co.,
1.90%, 08/15/2031		5	5
2.05%, 08/01/2050		10	5
3.00%, 03/01/2051		20	13
3.10%, 03/15/2032		30	28
3.65%, 09/01/2028		10	10
4.65%, 03/15/2033		10	10
4.85%, 08/01/2034		140	139
5.30%, 08/01/2054		16	15
5.45%, 03/01/2054		35	34
Series Q, 5.05%, 03/01/2035		65	65
Public Service Enterprise Group, Inc., 4.80%, 06/15/2031		5,400	5,390
Puget Energy, Inc.,
2.38%, 06/15/2028		1,030	984
4.22%, 03/15/2032		20	19
Puget Sound Energy, Inc., 5.33%, 06/15/2034		10	10
Ren Finance BV, (Netherlands), Reg. S, 3.38%, 02/18/2034	EUR	1,052	1,184
Resa SA, (Belgium), Reg. S, 3.50%, 05/22/2031	EUR	200	228
RTE Reseau de Transport d’Electricite SADIR, (France),
Reg. S, 0.63%, 07/08/2032	EUR	200	194
Reg. S, 0.75%, 01/12/2034	EUR	300	280
Reg. S, 1.13%, 07/08/2040	EUR	200	156
Reg. S, 1.13%, 09/09/2049	EUR	200	122
Reg. S, 1.50%, 09/27/2030	EUR	300	318
Reg. S, 1.88%, 10/23/2037	EUR	300	280
Reg. S, 2.00%, 04/18/2036	EUR	300	294
Reg. S, 2.13%, 09/27/2038	EUR	100	94
Reg. S, 2.63%, 07/08/2029	EUR	300	339
Reg. S, 3.50%, 12/07/2031	EUR	400	460
Reg. S, 3.50%, 04/30/2033	EUR	200	228
Reg. S, 3.50%, 10/02/2036	EUR	100	112
Reg. S, 3.75%, 07/04/2035	EUR	300	345
Reg. S, 3.75%, 04/30/2044	EUR	300	323
Reg. S, 3.88%, 11/24/2037	EUR	300	342
Reg. S, 4.00%, 07/08/2045	EUR	500	551
San Diego Gas & Electric Co.,
4.15%, 05/15/2048		800	639
5.95%, 03/15/2056		120	122

SEE NOTES TO FINANCIAL STATEMENTS.

94	SIX CIRCLES TRUST	JUNE 30, 2026

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)
Long Positions — continued
Corporate Bonds — continued
Electric — continued
Sempra,
(CMT Index 5 Year + 2.63%), 6.38%, 04/01/2056 (aa)		225	227
(CMT Index 5 Year + 2.79%), 6.88%, 10/01/2054 (aa)		181	185
Southern California Edison Co.,
3.65%, 02/01/2050		355	247
4.00%, 04/01/2047		355	265
4.05%, 03/15/2042		900	714
4.65%, 10/01/2043		500	425
4.80%, 03/15/2033		98	96
Series 20A, 2.95%, 02/01/2051		875	529
Series C, 4.13%, 03/01/2048		265	200
Southern Co. (The),
5.20%, 06/15/2033		20	20
5.70%, 10/15/2032		10	10
5.70%, 03/15/2034		5	5
Series 21-A, (CMT Index 5 Year + 2.92%), 3.75%, 09/15/2051 (aa)		10	10
Series A, 3.70%, 04/30/2030		15	15
Southern Power Co., 4.80%, 06/15/2031		50	50
Southwestern Electric Power Co., 5.30%, 04/01/2033		20	20
Southwestern Public Service Co.,
3.70%, 08/15/2047		1,000	750
6.00%, 06/01/2054		25	26
Series 8, 3.15%, 05/01/2050		20	13
SP Transmission plc, (United Kingdom), Reg. S, 2.00%, 11/13/2031	GBP	100	115
SSE plc, (United Kingdom),
Reg. S, 2.88%, 08/01/2029	EUR	1,090	1,237
Reg. S, 3.50%, 03/18/2032	EUR	182	208
State Grid Overseas Investment BVI Ltd., (British Virgin Islands), Reg. S, 1.30%, 08/05/2032	EUR	500	512
Statnett SF, (Norway), Reg. S, 3.63%, 10/21/2038	EUR	1,300	1,458
Stedin Holding NV, (Netherlands),
Reg. S, 0.50%, 11/14/2029	EUR	300	315
Reg. S, 1.38%, 09/19/2028	EUR	200	221
Reg. S, 2.38%, 06/03/2030	EUR	400	444
Reg. S, 3.00%, 11/03/2032	EUR	500	559
Reg. S, 3.38%, 02/12/2037	EUR	400	441
Reg. S, (ICE EURIBOR Swap Rate 5 Year + 1.65%), 4.25% (x) (aa)	EUR	200	224
Tampa Electric Co., 4.30%, 06/15/2048		10	8
Tennet Netherlands BV, (Netherlands),
Reg. S, 0.13%, 11/30/2032	EUR	300	287
Reg. S, 0.50%, 06/09/2031	EUR	200	204
Reg. S, 0.50%, 11/30/2040	EUR	200	154
Reg. S, 0.88%, 06/03/2030	EUR	120	127
Reg. S, 0.88%, 06/16/2035	EUR	300	284
Reg. S, 1.13%, 06/09/2041	EUR	300	251

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)

Electric — continued
Reg. S, 1.25%, 10/24/2033	EUR	200	203
Reg. S, 1.38%, 06/05/2028	EUR	300	335
Reg. S, 1.38%, 06/26/2029	EUR	100	110
Reg. S, 1.50%, 06/03/2039	EUR	1,000	925
Reg. S, 1.88%, 06/13/2036	EUR	200	203
Reg. S, 2.00%, 06/05/2034	EUR	400	425
Reg. S, 2.13%, 11/17/2029	EUR	200	224
Reg. S, 2.38%, 05/17/2033	EUR	200	220
Reg. S, 2.75%, 05/17/2042	EUR	400	415
Reg. S, 3.25%, 04/01/2036	EUR	730	841
Reg. S, 3.88%, 10/28/2028	EUR	200	233
Reg. S, 4.25%, 04/28/2032	EUR	400	479
Reg. S, 4.50%, 10/28/2034	EUR	500	612
Reg. S, 4.75%, 10/28/2042	EUR	400	493
Tucson Electric Power Co.,
1.50%, 08/01/2030		30	27
3.25%, 05/01/2051		10	7
5.20%, 09/15/2034		1,220	1,232
Union Electric Co.,
2.15%, 03/15/2032		40	35
3.90%, 04/01/2052		30	23
5.13%, 03/15/2055		46	42
5.20%, 04/01/2034		65	66
Verbund AG, (Austria),
Reg. S, 0.90%, 04/01/2041	EUR	300	230
Reg. S, 3.25%, 05/17/2031	EUR	500	573
Virginia Electric and Power Co.,
3.30%, 12/01/2049		10	7
5.05%, 08/15/2034		273	273
5.65%, 03/15/2055		10	10
Series B, 3.80%, 09/15/2047		10	8
Series C, 4.63%, 05/15/2052		10	8
Vistra Operations Co. LLC,
4.30%, 10/15/2028 (e)		2,500	2,468
4.60%, 10/15/2030 (e)		592	582
5.55%, 04/30/2036 (e)		60	60
Wisconsin Public Service Corp., 3.30%, 09/01/2049		15	10
Xcel Energy, Inc., 1.75%, 03/15/2027		10	10
Zapadoslovenska Energetika A/S, (Slovakia), Reg. S, 1.75%, 03/02/2028	EUR	100	112

			187,394

Gas — 0.2%
APA Infrastructure Ltd., (Australia),
Reg. S, 1.25%, 03/15/2033	EUR	110	107
Reg. S, 2.00%, 07/15/2030	EUR	2,142	2,322
Atmos Energy Corp.,
1.50%, 01/15/2031		1,600	1,398
2.63%, 09/15/2029		5	5
2.85%, 02/15/2052		5	3
3.38%, 09/15/2049		200	141
6.20%, 11/15/2053		13	14

SEE NOTES TO FINANCIAL STATEMENTS.

JUNE 30, 2026	SIX CIRCLES TRUST	95

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JUNE 30, 2026 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)
Long Positions — continued
Corporate Bonds — continued
Gas — continued
Boston Gas Co., 5.84%, 01/10/2035 (e)		715	746
Cadent Finance plc, (United Kingdom), Reg. S, 2.63%, 09/22/2038	GBP	1,725	1,613
Centrica plc, (United Kingdom), Reg. S, 4.25%, 09/12/2044	GBP	1,000	1,019
Enagas Financiaciones SA, (Spain), Reg. S, 3.63%, 01/24/2034	EUR	7,700	8,770
GAS Networks Ireland, (Ireland), Reg. S, 3.25%, 09/12/2030	EUR	200	229
National Fuel Gas Co., 5.95%, 03/15/2035		130	134
National Gas Transmission plc, (United Kingdom), Reg. S, 1.38%, 02/07/2031	GBP	1,600	1,825
Naturgy Finance Iberia SA, (Spain),
Reg. S, 1.88%, 10/05/2029	EUR	1,000	1,100
Reg. S, 3.25%, 10/02/2030	EUR	2,400	2,733
Reg. S, 3.88%, 05/21/2035	EUR	1,200	1,371
Nederlandse Gasunie NV, (Netherlands),
Reg. S, 0.38%, 10/03/2031	EUR	200	197
Reg. S, 0.75%, 10/13/2036	EUR	100	86
Reg. S, 3.38%, 07/11/2034	EUR	200	226
Reg. S, 3.50%, 04/23/2035	EUR	300	340
Reg. S, 3.75%, 01/15/2038	EUR	500	568
Reg. S, 3.88%, 04/29/2044	EUR	500	555
NiSource, Inc., 3.60%, 05/01/2030		5	5
Piedmont Natural Gas Co., Inc.,
2.50%, 03/15/2031		1,550	1,403
3.35%, 06/01/2050		5	3
5.05%, 05/15/2052		570	514
SGSP Australia Assets Pty Ltd., (Australia), Reg. S, 3.38%, 10/08/2032	EUR	2,900	3,260
Southern California Gas Co., 5.05%, 09/01/2034		865	867
Southern Co. Gas Capital Corp.,
5.15%, 09/15/2032		2,900	2,942
5.75%, 09/15/2033		10	11
Series 21A, 3.15%, 09/30/2051		5	3
Southern Gas Networks plc, (United Kingdom), 6.38%, 05/15/2040	GBP	825	1,096
Southwest Gas Corp., 4.05%, 03/15/2032		10	10
SPP-Distribucia A/S, (Slovakia), Reg. S, 1.00%, 06/09/2031	EUR	200	200
Vier Gas Transport GmbH, (Germany),
Reg. S, 0.50%, 09/10/2034	EUR	1,200	1,076
Reg. S, 3.38%, 11/11/2031	EUR	2,700	3,070
Wales & West Utilities Finance plc, (United Kingdom), Reg. S, 1.88%, 05/28/2041	GBP	825	648

			40,610

Water — 0.1%
American Water Capital Corp.,
4.15%, 06/01/2049		10	8
4.45%, 06/01/2032		40	39

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)

Water — continued
Essential Utilities, Inc.,
2.40%, 05/01/2031		10	9
5.38%, 01/15/2034		10	10
Northumbrian Water Finance plc, (United Kingdom),
Reg. S, 1.63%, 10/11/2026	GBP	825	1,086
Reg. S, 5.13%, 01/23/2042	GBP	1,000	1,140
Reg. S, 5.63%, 04/29/2033	GBP	425	561
United Utilities Water Finance plc, (United Kingdom), Reg. S, 2.00%, 07/03/2033	GBP	900	955
Wessex Water Services Finance plc, (United Kingdom),
Reg. S, 1.50%, 09/17/2029	GBP	700	826
Reg. S, 5.38%, 03/10/2028	GBP	2,425	3,221

			7,855

Total Utilities			235,859

Total Corporate Bonds (Cost $2,572,765)			2,560,897

Foreign Government Securities — 59.9%
Banks — 5.2%
Agence Francaise de Developpement EPIC, (France),
Reg. S, 0.00%, 10/28/2027	EUR	800	881
Reg. S, 0.01%, 11/25/2028	EUR	900	959
Reg. S, 0.13%, 09/29/2031	EUR	300	292
Reg. S, 0.25%, 06/29/2029	EUR	1,400	1,475
Reg. S, 0.38%, 05/25/2036	EUR	900	741
Reg. S, 0.50%, 05/25/2030	EUR	1,400	1,448
Reg. S, 0.50%, 05/31/2035	EUR	700	610
Reg. S, 1.00%, 01/31/2028	EUR	1,600	1,777
Reg. S, 1.13%, 03/02/2037	EUR	1,600	1,400
Reg. S, 1.38%, 07/05/2032	EUR	100	102
Reg. S, 1.50%, 10/31/2034	EUR	900	874
Reg. S, 1.63%, 05/25/2032	EUR	200	208
Reg. S, 2.75%, 09/30/2030	EUR	700	787
Reg. S, 2.88%, 01/21/2030	EUR	1,300	1,475
Reg. S, 3.00%, 01/17/2034	EUR	1,900	2,093
Reg. S, 3.38%, 05/25/2033	EUR	1,100	1,249
Reg. S, 3.50%, 02/25/2033	EUR	400	458
Reg. S, 3.63%, 01/20/2035	EUR	800	912
Reg. S, 3.75%, 01/28/2036	EUR	1,100	1,254
Reg. S, 3.88%, 04/03/2040	EUR	400	446
Agricultural Development Bank of China, (China),
2.83%, 08/11/2029	CNY	30,000	4,601
2.91%, 02/21/2029	CNY	18,000	2,753
3.48%, 02/04/2028	CNY	10,400	1,583
Reg. S, 3.80%, 10/27/2030	CNH	14,350	2,306
Series 1806, 4.65%, 05/11/2028	CNY	11,300	1,762
Series 1901, 3.75%, 01/25/2029	CNY	88,500	13,786
Series 1906, 3.74%, 07/12/2029	CNY	110,000	17,280
Series 2004, 2.96%, 04/17/2030	CNY	170,600	26,431

SEE NOTES TO FINANCIAL STATEMENTS.

96	SIX CIRCLES TRUST	JUNE 30, 2026

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)
Long Positions — continued
Foreign Government Securities — continued
Banks — continued
Series 2010, 3.79%, 10/26/2030	CNY	85,200	13,703
Series 2105, 3.52%, 05/24/2031	CNY	38,600	6,199
Series 2110, 3.30%, 11/05/2031	CNY	152,200	24,340
Series 2301, 3.01%, 03/16/2030	CNY	57,800	8,975
Series 2302, 3.10%, 02/27/2033	CNY	112,000	17,952
Series 2303, 2.90%, 03/08/2028	CNY	163,700	24,704
Series 2307, 2.63%, 06/07/2028	CNY	154,200	23,231
Series 2310, 2.83%, 06/16/2033	CNY	128,000	20,245
Series 2315, 2.57%, 09/13/2028	CNY	24,400	3,682
Series 2320, 2.85%, 10/20/2033	CNY	44,200	7,010
Series 2405, 2.22%, 04/09/2029	CNY	96,600	14,521
Series 2410, 2.47%, 04/02/2034	CNY	53,900	8,349
Series 2420, 2.30%, 07/04/2034	CNY	62,500	9,568
Series 2430, 2.09%, 09/26/2034	CNY	157,600	23,751
Series 2505, 1.40%, 01/07/2030	CNY	82,700	12,131
Series 2510, 1.66%, 01/09/2035	CNY	69,900	10,181
Series 2513, 1.59%, 04/15/2028	CNY	68,300	10,089
Series 2520, 1.78%, 05/15/2035	CNY	68,800	10,105
Series 2523, 1.61%, 08/07/2028	CNY	64,000	9,460
Series 2530, 1.82%, 08/07/2035	CNY	10,300	1,518
Bangko Sentral ng Pilipinas International Bond, (Philippines), Series A, 8.60%, 06/15/2027		300	310
Banque et Caisse d’Epargne de l’Etat, (Luxembourg),
Reg. S, (EURIBOR 3 Month + 0.80%), 3.25%, 03/19/2031 (aa)	EUR	300	342
Reg. S, 3.25%, 11/20/2031	EUR	200	226
BNG Bank NV, (Netherlands),
Zero Coupon, 04/05/2028	CAD	1,000	665
Reg. S, 0.00%, 01/20/2031	EUR	200	201
Reg. S, 0.01%, 10/05/2032	EUR	500	477
Reg. S, 0.10%, 01/15/2030	EUR	1,750	1,823
Reg. S, 0.13%, 04/19/2033	EUR	700	661
Reg. S, 0.13%, 07/09/2035	EUR	980	856
Reg. S, 0.25%, 11/22/2036	EUR	2,070	1,747
Reg. S, 0.75%, 01/11/2028	EUR	1,260	1,399
Reg. S, 0.75%, 01/24/2029	EUR	650	707
Reg. S, 0.81%, 06/28/2049	EUR	200	124
Reg. S, 0.88%, 10/17/2035	EUR	1,060	991
Reg. S, 0.88%, 10/24/2036	EUR	400	363
Reg. S, 1.25%, 03/30/2037	EUR	200	187
Reg. S, 1.50%, 03/29/2038	EUR	190	178
Reg. S, 1.50%, 07/15/2039	EUR	670	609
Reg. S, 1.88%, 07/13/2032	EUR	820	882
Reg. S, 2.50%, 05/21/2030	EUR	900	1,018
Reg. S, 2.75%, 10/04/2027	EUR	2,910	3,329
Reg. S, 2.75%, 04/05/2029	EUR	300	343
Reg. S, 2.75%, 01/11/2034	EUR	1,500	1,681
Reg. S, 2.75%, 08/28/2034	EUR	1,230	1,371
Reg. S, 2.88%, 06/11/2031	EUR	1,100	1,258
Reg. S, 2.88%, 02/26/2035	EUR	1,050	1,176
Reg. S, 3.00%, 02/23/2028	EUR	600	689

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)

Banks — continued
Reg. S, 3.00%, 04/23/2030	EUR	500	576
Reg. S, 3.00%, 01/11/2033	EUR	900	1,030
Reg. S, 3.25%, 08/29/2033	EUR	550	638
Reg. S, 3.25%, 04/10/2036	EUR	1,000	1,149
Reg. S, 3.38%, 04/02/2040	EUR	300	337
Reg. S, 3.50%, 09/27/2038	EUR	100	115
Caisse des Depots et Consignations, (France),
Reg. S, 0.75%, 09/18/2028	EUR	200	219
1.50%, 05/24/2039	CHF	400	495
Reg. S, 2.75%, 10/16/2030	EUR	200	226
Reg. S, 3.00%, 11/25/2027	EUR	400	459
Reg. S, 3.00%, 05/25/2028	EUR	400	459
Reg. S, 3.00%, 05/25/2029	EUR	900	1,032
Reg. S, 3.00%, 02/25/2031	EUR	300	342
3.06%, 10/09/2030	EUR	200	227
Reg. S, 3.13%, 05/25/2033	EUR	200	226
Reg. S, 3.13%, 05/25/2035	EUR	400	442
Reg. S, 3.38%, 11/25/2030	EUR	1,000	1,159
Cassa Depositi e Prestiti SpA, (Italy),
Reg. S, 1.00%, 09/21/2028	EUR	300	328
Reg. S, 3.38%, 02/11/2032	EUR	600	688
Reg. S, 3.38%, 02/16/2034	EUR	300	339
Reg. S, 3.50%, 10/27/2035	EUR	200	224
Reg. S, 3.63%, 01/13/2030	EUR	1,000	1,162
Reg. S, 3.88%, 02/13/2029	EUR	300	351
Reg. S, 3.88%, 07/12/2031	EUR	400	470
China Development Bank, (China),
Reg. S, 2.95%, 07/19/2027	CNH	15,000	2,243
Reg. S, 4.20%, 01/19/2027	CNH	13,000	1,943
Reg. S, 4.30%, 08/02/2032	CNH	7,000	1,182
Reg. S, 4.50%, 11/13/2028	CNH	2,500	394
Series 1605, 3.80%, 01/25/2036	CNY	479,700	82,818
Series 1810, 4.04%, 07/06/2028	CNY	148,200	22,957
Series 1905, 3.48%, 01/08/2029	CNY	92,100	14,244
Series 1910, 3.65%, 05/21/2029	CNY	392,300	61,355
Series 1915, 3.45%, 09/20/2029	CNY	165,400	25,864
Series 2005, 3.07%, 03/10/2030	CNY	379,200	58,951
Series 2010, 3.09%, 06/18/2030	CNY	264,500	41,261
Series 2015, 3.70%, 10/20/2030	CNY	40,700	6,527
Series 2104, 3.40%, 01/08/2028	CNY	104,700	15,882
Series 2105, 3.66%, 03/01/2031	CNY	100,700	16,208
Series 2110, 3.41%, 06/07/2031	CNY	4,200	672
Series 2115, 3.12%, 09/13/2031	CNY	6,000	950
Series 2204, 2.99%, 03/01/2029	CNY	4,000	613
Series 2205, 3.00%, 01/17/2032	CNY	20,400	3,222
Series 2209, 2.68%, 09/13/2029	CNY	100,000	15,293
Series 2210, 2.98%, 04/22/2032	CNY	176,000	27,867
Series 2215, 2.96%, 07/18/2032	CNY	24,800	3,926
Series 2310, 2.82%, 05/22/2033	CNY	213,000	33,673
Series 2315, 2.69%, 09/11/2033	CNY	177,100	27,824
Series 2401, 2.64%, 01/08/2031	CNY	70,100	10,794
Series 2405, 2.63%, 01/08/2034	CNY	208,900	32,762

SEE NOTES TO FINANCIAL STATEMENTS.

JUNE 30, 2026	SIX CIRCLES TRUST	97

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JUNE 30, 2026 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)
Long Positions — continued
Foreign Government Securities — continued
Banks — continued
Series 2410, 2.35%, 05/06/2034	CNY	33,000	5,073
Series 2415, 2.26%, 07/19/2034	CNY	36,500	5,575
Series 2502, 1.47%, 02/14/2028	CNY	37,300	5,502
Series 2505, 1.57%, 01/03/2035	CNY	228,700	33,116
Series 2510, 1.80%, 04/02/2035	CNY	8,700	1,282
Development Bank of Japan, Inc., (Japan),
4.75%, 11/26/2027	EUR	900	1,056
Series 86, 0.24%, 10/13/2027	JPY	100,000	606
InvestitionsBank des Landes Brandenburg, (Germany),
Reg. S, 0.05%, 09/29/2031	EUR	100	99
Reg. S, 2.50%, 03/19/2031	EUR	200	224
Reg. S, 3.00%, 06/18/2032	EUR	200	229
Reg. S, 3.25%, 03/13/2030	EUR	200	232
Investitionsbank Schleswig-Holstein, (Germany),
Reg. S, 2.75%, 02/19/2035	EUR	400	442
Reg. S, 2.88%, 02/21/2034	EUR	400	450
Reg. S, 3.25%, 03/10/2031	EUR	300	348
Series 11, Reg. S, 0.01%, 10/17/2029	EUR	200	208
Istituto Per Il Credito Sportivo E Culturale SpA, (Italy), Reg. S, 3.50%, 01/29/2030	EUR	300	345
Korea Development Bank (The), (South Korea),
Reg. S, 1.83%, 08/10/2027	SEK	2,000	203
2.63%, 09/08/2027	EUR	1,500	1,712
Nederlandse Financierings-Maatschappij voor Ontwikkelingslanden NV, (Netherlands), Reg. S, 3.00%, 10/25/2027	EUR	400	459
Nederlandse Waterschapsbank NV, (Netherlands),
Reg. S, 0.00%, 09/08/2031	EUR	930	917
Reg. S, 0.00%, 02/16/2037	EUR	1,000	810
Reg. S, 0.05%, 01/28/2030	EUR	374	388
Reg. S, 0.13%, 09/03/2035	EUR	500	435
Reg. S, 0.25%, 01/19/2032	EUR	600	593
Reg. S, 0.38%, 09/28/2046	EUR	769	463
Reg. S, 0.63%, 02/06/2029	EUR	1,000	1,083
Reg. S, 0.75%, 10/04/2041	EUR	200	153
Reg. S, 1.00%, 03/01/2028	EUR	300	334
Reg. S, 1.25%, 06/07/2032	EUR	670	696
Reg. S, 1.25%, 05/27/2036	EUR	810	773
Reg. S, 1.50%, 04/27/2038	EUR	940	881
Reg. S, 1.50%, 06/15/2039	EUR	310	282
Reg. S, 2.13%, 10/30/2028	EUR	600	677
Reg. S, 2.50%, 09/13/2027	EUR	950	1,084
Reg. S, 2.50%, 05/22/2030	EUR	900	1,016
Reg. S, 2.63%, 01/10/2034	EUR	600	667
Reg. S, 2.75%, 12/17/2029	EUR	100	114
Reg. S, 3.00%, 06/05/2031	EUR	400	460

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)

Banks — continued
Reg. S, 3.00%, 04/20/2033	EUR	790	904
Saechsische Aufbaubank-Foerderbank, (Germany), Reg. S, 2.75%, 03/20/2031	EUR	300	341

Total Banks			965,620

Commercial Services — 0.1%
Adif Alta Velocidad, (Spain),
Reg. S, 0.55%, 04/30/2030	EUR	200	209
Reg. S, 0.55%, 10/31/2031	EUR	200	200
Reg. S, 3.13%, 01/31/2030	EUR	700	804
Reg. S, 3.25%, 05/31/2029	EUR	900	1,038
Reg. S, 3.50%, 07/30/2028	EUR	100	116
Reg. S, 3.50%, 07/30/2029	EUR	200	232
Reg. S, 3.50%, 04/30/2032	EUR	300	349
Reg. S, 3.63%, 04/30/2035	EUR	700	808
Reg. S, 3.65%, 04/30/2034	EUR	100	116
Reg. S, 3.90%, 04/30/2033	EUR	400	474
Autobahnen- und Schnell- strassen-Finanzierungs AG, (Austria),
Reg. S, 0.00%, 07/16/2027	EUR	200	222
Reg. S, 0.10%, 07/09/2029	EUR	700	739
Reg. S, 0.10%, 07/16/2035	EUR	400	348
Reg. S, 0.13%, 06/02/2031	EUR	300	300
Reg. S, 2.13%, 09/13/2028	EUR	200	226
Reg. S, 2.50%, 03/25/2030	EUR	300	340
Reg. S, 2.75%, 06/11/2032	EUR	300	340
Reg. S, 2.75%, 06/20/2033	EUR	130	146
Reg. S, 2.75%, 10/02/2034	EUR	200	223
Reg. S, 3.13%, 01/23/2036	EUR	600	681

Total Commercial Services			7,911

Diversified Financial Services — 0.1%
CDP Financial, Inc., (Canada),
Reg. S, 1.13%, 04/06/2027	EUR	2,000	2,259
5.60%, 11/25/2039 (e)		250	265
CPPIB Capital, Inc., (Canada),
Reg. S, 0.25%, 04/06/2027	EUR	300	337
Reg. S, 0.25%, 01/18/2041	EUR	500	355
Reg. S, 0.75%, 07/15/2049	EUR	600	363
Reg. S, 1.63%, 10/22/2071	GBP	2,000	914
OMERS Finance Trust, (Canada),
Reg. S, 2.60%, 05/14/2029	CAD	500	348
Reg. S, 3.13%, 01/25/2029	EUR	500	574
Ontario Teachers’ Finance Trust, (Canada),
Reg. S, 0.10%, 05/19/2028	EUR	100	109
Reg. S, 0.90%, 05/20/2041	EUR	1,650	1,277
Reg. S, 3.30%, 10/05/2029	EUR	800	927
PSP Capital, Inc., (Canada),
Reg. S, 2.88%, 07/23/2032	EUR	1,000	1,130
3.25%, 07/02/2034 (e)	EUR	2,600	2,977

Total Diversified Financial Services			11,835

SEE NOTES TO FINANCIAL STATEMENTS.

98	SIX CIRCLES TRUST	JUNE 30, 2026

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)
Long Positions — continued
Foreign Government Securities — continued
Electric — 0.0% (g)
Acquirente Unico SpA, (Italy), Reg. S, 3.50%, 02/11/2033	EUR	500	567
Hydro-Quebec, (Canada),
Series HH, 8.50%, 12/01/2029		2,500	2,811
Series HK, 9.38%, 04/15/2030		500	581
Series JM, 5.00%, 02/15/2045	CAD	270	201
Ontario Electricity Financial Corp., (Canada), Series 40, Zero Coupon, 04/11/2031	CAD	2,000	1,200

Total Electric			5,360

Multi-National — 0.1%
International Bank for Reconstruction & Development, (Supranational),
Zero Coupon, 07/15/2029		488	424
Zero Coupon, 11/01/2029		165	142
Zero Coupon, 05/01/2030		250	210
Zero Coupon, 10/31/2030		1,500	1,228
Zero Coupon, 03/11/2031		155	125
Reg. S, 0.20%, 01/21/2061	EUR	1,000	382
0.50%, 06/21/2035	EUR	50	46
Reg. S, 0.70%, 10/22/2046	EUR	2,000	1,336
0.85%, 02/10/2027		110	108
1.00%, 12/21/2029	GBP	2,000	2,375
1.62%, 03/11/2030		38	34
2.14%, 02/04/2041		1,000	685
2.50%, 08/02/2033	CNH	18,000	2,762
2.95%, 01/16/2035	EUR	6,100	6,936
4.00%, 08/27/2026		80	80
4.63%, 08/01/2028		350	353
4.63%, 01/15/2032		185	188

Total Multi-National			17,414

Municipal — 0.2%
Auckland Council, (New Zealand),
Reg. S, 0.13%, 09/26/2029	EUR	1,000	1,045
Reg. S, 0.25%, 11/17/2031	EUR	600	593
Reg. S, 1.00%, 01/19/2027	EUR	300	340
Autonomous Community of Catalonia, (Spain), 4.22%, 04/26/2035	EUR	100	118
Autonomous Region of the Azores, (Portugal),
Reg. S, 1.10%, 09/27/2036	EUR	200	175
Reg. S, 2.16%, 04/06/2032	EUR	300	318
Basque Government, (Spain),
Reg. S, 0.25%, 04/30/2031	EUR	300	303
Reg. S, 0.45%, 04/30/2032	EUR	400	396
Reg. S, 0.85%, 04/30/2030	EUR	50	53
Reg. S, 1.88%, 07/30/2033	EUR	200	211
Reg. S, 3.25%, 04/30/2035	EUR	300	343
Reg. S, 3.25%, 04/30/2036	EUR	700	794
Reg. S, 3.40%, 04/30/2034	EUR	300	349
Reg. S, 3.50%, 04/30/2033	EUR	200	235

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)

Municipal — continued
Canton of Geneva Switzerland, (Switzerland),
Reg. S, 0.03%, 06/28/2030	CHF	1,250	1,523
Reg. S, 0.40%, 04/28/2036	CHF	300	360
Canton of Zurich, (Switzerland),
Reg. S, 0.00%, 06/23/2028	CHF	800	985
Reg. S, 0.00%, 11/10/2033	CHF	700	830
Reg. S, 0.10%, 06/23/2045	CHF	50	53
City of Calgary Canada, (Canada), 4.20%, 06/01/2034	CAD	200	146
City of Milan Italy, (Italy), 4.02%, 06/29/2035	EUR	40	46
City of Montreal Canada, (Canada),
1.75%, 09/01/2030	CAD	500	333
3.90%, 09/01/2035	CAD	1,500	1,060
4.25%, 09/01/2033	CAD	1,000	733
City of Ottawa Ontario, (Canada),
4.20%, 07/30/2053	CAD	800	521
4.45%, 06/04/2033	CAD	200	149
City of Quebec Canada, (Canada),
2.10%, 07/06/2031	CAD	300	198
2.65%, 12/20/2027	CAD	565	397
City of Toronto Canada, (Canada),
2.60%, 09/24/2039	CAD	700	412
2.80%, 11/22/2049	CAD	300	155
2.95%, 04/28/2035	CAD	1,000	662
City of Vancouver, (Canada), 3.70%, 10/18/2052	CAD	800	477
Communaute Francaise de Belgique, (Belgium),
0.00%, 06/22/2029	EUR	200	209
Reg. S, 0.25%, 01/23/2030	EUR	300	311
Reg. S, 1.63%, 05/03/2032	EUR	200	209
Reg. S, 3.38%, 06/22/2034	EUR	200	226
Reg. S, 3.75%, 06/22/2033	EUR	100	117
Reg. S, 3.80%, 06/22/2040	EUR	600	662
Reg. S, 4.15%, 06/22/2041	EUR	300	341
Comunidad Autonoma de Canarias, (Spain), Reg. S, 0.71%, 10/31/2031	EUR	300	303
Emissionskonsortium der gemeinsamen Landesfoerderinstitute, (Germany), Reg. S, 2.50%, 09/28/2029	EUR	300	340
Junta de Andalucia, (Spain),
Reg. S, 0.50%, 04/30/2031	EUR	363	370
Reg. S, 1.38%, 04/30/2029	EUR	30	33
Reg. S, 2.40%, 04/30/2032	EUR	200	221
Reg. S, 3.20%, 04/30/2030	EUR	400	463
Reg. S, 3.25%, 10/31/2033	EUR	200	229
Reg. S, 3.30%, 04/30/2035	EUR	800	911
Reg. S, 3.40%, 04/30/2034	EUR	500	577
Reg. S, 3.45%, 04/30/2036	EUR	400	458
Junta de Castilla y Leon, (Spain),
Reg. S, 0.43%, 04/30/2030	EUR	62	65

SEE NOTES TO FINANCIAL STATEMENTS.

JUNE 30, 2026	SIX CIRCLES TRUST	99

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JUNE 30, 2026 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)
Long Positions — continued
Foreign Government Securities — continued
Municipal — continued
Reg. S, 2.90%, 04/30/2032	EUR	600	681
New Zealand Local Government Funding Agency Bond, (New Zealand),
Reg. S, 1.50%, 04/20/2029	NZD	2,000	1,070
Reg. S, 2.00%, 04/15/2037	NZD	2,070	901
Reg. S, 2.88%, 04/01/2030	EUR	1,500	1,713
3.50%, 04/14/2033	NZD	2,100	1,137
Regiao Autonoma Madeira, (Portugal), 0.94%, 05/29/2032	EUR	1,200	1,204
Region Wallonne Belgium, (Belgium),
Reg. S, 0.38%, 10/22/2031	EUR	100	98
Reg. S, 0.50%, 06/22/2037	EUR	100	80
Reg. S, 1.05%, 06/22/2040	EUR	100	77
Reg. S, 1.25%, 05/03/2034	EUR	200	193
Reg. S, 1.38%, 04/06/2032	EUR	400	411
Reg. S, 2.88%, 01/14/2038	EUR	600	620
Reg. S, 3.00%, 12/06/2030	EUR	2,000	2,271
Reg. S, 3.13%, 06/22/2032	EUR	1,300	1,467
Reg. S, 3.25%, 06/22/2033	EUR	400	452
Reg. S, 3.50%, 06/22/2035	EUR	600	676
Reg. S, 3.50%, 03/15/2043	EUR	500	515
Reg. S, 3.75%, 04/22/2039	EUR	800	889
Reg. S, 3.90%, 06/22/2054	EUR	1,000	1,011
Reg. S, 4.38%, 06/22/2045	EUR	400	454
State of Lower Austria, (Austria),
Reg. S, 0.00%, 11/16/2035	EUR	300	252
3.13%, 10/30/2036	EUR	100	112
3.50%, 03/25/2038	EUR	500	577
Reg. S, 3.63%, 10/04/2033	EUR	300	351
Ville de Paris, (France),
Reg. S, 0.75%, 11/30/2041	EUR	100	70
Reg. S, 1.38%, 11/20/2034	EUR	300	288
Reg. S, 1.63%, 02/02/2033	EUR	200	205
Reg. S, 1.75%, 05/25/2031	EUR	200	214
3.02%, 10/25/2029	EUR	400	453
Reg. S, 3.50%, 02/05/2036	EUR	200	225
Reg. S, 3.50%, 02/02/2044	EUR	100	103
Reg. S, 3.75%, 05/25/2040	EUR	400	440
Reg. S, 3.75%, 06/22/2048	EUR	300	311
Xunta de Galicia, (Spain),
Reg. S, 0.27%, 07/30/2028	EUR	300	326
Reg. S, 1.45%, 04/30/2029	EUR	200	220
Reg. S, 2.87%, 04/30/2032	EUR	200	227
Reg. S, 3.30%, 04/30/2031	EUR	300	348

Total Municipal			41,000

Oil & Gas — 0.0% (g)
Korea National Oil Corp., (South Korea), Reg. S, 0.26%, 07/30/2027	CHF	300	371

Pipelines — 0.0% (g)
Gestion Securite de Stocks Securite SA, (France),
Reg. S, 0.63%, 10/20/2028	EUR	300	326

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)

Pipelines — continued
Reg. S, 1.50%, 10/25/2027	EUR	1,000	1,124
Reg. S, 3.00%, 11/25/2031	EUR	1,100	1,243
Reg. S, 3.13%, 05/25/2033	EUR	300	337
Reg. S, 3.38%, 06/29/2030	EUR	400	463
Reg. S, 3.50%, 11/25/2029	EUR	300	348

Total Pipelines			3,841

Regional (State/Province) — 2.0%
Agence France Locale, (France),
Reg. S, 0.00%, 03/20/2031	EUR	300	296
Reg. S, 3.00%, 03/20/2030	EUR	300	342
Reg. S, 3.00%, 08/20/2032	EUR	200	225
Reg. S, 3.13%, 03/20/2033	EUR	200	224
Reg. S, 3.13%, 03/20/2034	EUR	2,200	2,449
Reg. S, 3.25%, 12/20/2031	EUR	900	1,030
Reg. S, 3.63%, 06/20/2038	EUR	100	110
Australian Capital Territory, (Australia),
Reg. S, 1.75%, 05/17/2030	AUD	400	248
Reg. S, 4.50%, 10/23/2034	AUD	400	262
Reg. S, 5.00%, 10/23/2035	AUD	1,600	1,075
Reg. S, 5.25%, 10/24/2033	AUD	500	348
Reg. S, 5.25%, 10/23/2036	AUD	600	407
Autonomous Community of Madrid Spain, (Spain),
Reg. S, 0.16%, 07/30/2028	EUR	400	434
Reg. S, 0.42%, 04/30/2030	EUR	161	168
Reg. S, 0.42%, 04/30/2031	EUR	300	305
Reg. S, 1.57%, 04/30/2029	EUR	200	221
Reg. S, 1.72%, 04/30/2032	EUR	110	117
Reg. S, 1.77%, 04/30/2028	EUR	200	225
Reg. S, 2.08%, 03/12/2030	EUR	400	445
Reg. S, 2.49%, 07/30/2030	EUR	300	339
Reg. S, 2.82%, 10/31/2029	EUR	100	115
Reg. S, 3.14%, 04/30/2035	EUR	390	441
Reg. S, 3.17%, 07/30/2029	EUR	600	694
Reg. S, 3.46%, 04/30/2034	EUR	800	932
Reg. S, 3.60%, 04/30/2033	EUR	900	1,059
Free and Hanseatic City of Hamburg, (Germany),
Reg. S, 0.01%, 06/30/2028	EUR	380	411
Reg. S, 0.01%, 06/03/2030	EUR	500	512
0.01%, 11/05/2035	EUR	70	60
Reg. S, 0.20%, 09/03/2049	EUR	70	36
Reg. S, 0.25%, 02/18/2041	EUR	394	286
0.40%, 11/23/2051	EUR	350	182
Reg. S, 0.80%, 04/11/2034	EUR	1,100	1,063
Reg. S, 2.38%, 09/25/2029	EUR	300	339
2.38%, 10/02/2029	EUR	200	226
Reg. S, 2.63%, 01/30/2032	EUR	200	225
2.75%, 03/26/2030	EUR	550	628
2.88%, 04/30/2032	EUR	600	684
2.88%, 06/26/2035	EUR	800	898
Reg. S, 3.00%, 05/07/2031	EUR	400	460

SEE NOTES TO FINANCIAL STATEMENTS.

100	SIX CIRCLES TRUST	JUNE 30, 2026

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)
Long Positions — continued
Foreign Government Securities — continued
Regional (State/Province) — continued
Series 15Y, Reg. S, 1.20%, 06/03/2033	EUR	300	304
Free State of Bavaria, (Germany),
Reg. S, 0.01%, 01/20/2032	EUR	200	195
Reg. S, 0.01%, 01/18/2035	EUR	352	311
Reg. S, 2.38%, 02/21/2031	EUR	400	448
3.00%, 02/19/2055	EUR	300	303
Series 132, Reg. S, 0.03%, 04/03/2028	EUR	270	294
Series 134, Reg. S, 0.01%, 05/07/2029	EUR	600	635
Free State of Saxony, (Germany),
Reg. S, 0.01%, 11/05/2029	EUR	197	205
Reg. S, 2.50%, 02/17/2032	EUR	500	558
2.75%, 03/12/2030	EUR	100	114
Reg. S, 2.88%, 05/15/2034	EUR	200	226
3.00%, 03/21/2033	EUR	200	229
Series 132, Reg. S, 0.01%, 12/17/2035	EUR	210	179
Series 134, Reg. S, 0.01%, 04/29/2031	EUR	100	100
Series 135, Reg. S, 0.40%, 05/12/2036	EUR	300	263
Series 142, 2.88%, 05/07/2035	EUR	500	562
Gemeinsame Deutsche Bundeslaender HB HH MV RP SH, (Germany), Series 67, Reg. S, 3.00%, 09/11/2035	EUR	700	791
Gemeinsame Deutsche Bundeslaender HB HH MV RP SL SH, (Germany),
Series 59, Reg. S, 0.01%, 08/26/2030	EUR	1,000	1,015
Series 60, Reg. S, 0.01%, 02/04/2031	EUR	346	346
Series 62, Reg. S, 1.25%, 05/04/2029	EUR	980	1,073
Series 63, Reg. S, 3.00%, 04/26/2030	EUR	200	230
Series 66, Reg. S, 2.63%, 02/27/2030	EUR	400	454
Series #65, Reg. S, 2.50%, 10/24/2031	EUR	550	616
Gemeinsame Deutsche Bundeslaender HB HH RP SL SH, (Germany),
Series 55, Reg. S, 0.75%, 09/25/2028	EUR	400	437
Series 61, Reg. S, 0.01%, 10/08/2027	EUR	500	552
Gemeinsame Deutsche Bundeslaender HB MV RP SL SH, (Germany), Series 64, Reg. S, 2.63%, 02/07/2031	EUR	500	565
Hannoversche Beteiligungsgesellschaft Niedersachsen mbH, (Germany), Reg. S, 0.25%, 07/16/2035	EUR	1,000	884
Ile-de-France Mobilites, (France),
Reg. S, 0.40%, 05/28/2031	EUR	1,300	1,301
Reg. S, 0.68%, 11/24/2036	EUR	100	84
Reg. S, 1.00%, 05/25/2034	EUR	800	755
Reg. S, 1.28%, 02/14/2042	EUR	100	77
Reg. S, 3.05%, 02/03/2033	EUR	300	336
Reg. S, 3.40%, 05/25/2043	EUR	200	205
Reg. S, 3.45%, 06/25/2049	EUR	700	691
Reg. S, 3.50%, 10/04/2039	EUR	100	108
Reg. S, 3.80%, 05/25/2045	EUR	400	430
Reg. S, 4.20%, 02/03/2046	EUR	500	565
Japan Finance Organization for Municipalities, (Japan),
Reg. S, 0.01%, 02/02/2028	EUR	1,000	1,093

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)

Regional (State/Province) — continued
Reg. S, 0.10%, 09/03/2031	EUR	1,500	1,470
Kommunekredit, (Denmark), Reg. S, 2.88%, 01/19/2035	EUR	7,000	7,833
Kommuninvest I Sverige AB, (Sweden),
Reg. S, 0.25%, 11/26/2027	SEK	8,000	802
Reg. S, 3.00%, 06/18/2031	SEK	17,680	1,847
Series 3011, Reg. S, 2.75%, 11/12/2030	SEK	10,000	1,034
Series 3105, Reg. S, 2.65%, 05/12/2031	SEK	2,000	206
Kuntarahoitus OYJ, (Finland),
Reg. S, 0.00%, 10/14/2030	EUR	500	508
Reg. S, 0.00%, 03/02/2031	EUR	700	702
Reg. S, 0.05%, 09/06/2029	EUR	400	421
Reg. S, 0.05%, 09/10/2035	EUR	300	259
Reg. S, 0.25%, 02/25/2032	EUR	100	99
Reg. S, 0.75%, 09/07/2027	EUR	300	336
Reg. S, 1.25%, 02/23/2033	EUR	400	411
Reg. S, 2.50%, 08/29/2029	EUR	680	772
Reg. S, 2.63%, 12/14/2029	EUR	600	683
Reg. S, 2.63%, 06/14/2032	EUR	600	674
Reg. S, 2.75%, 06/14/2033	EUR	500	563
Reg. S, 2.75%, 02/02/2034	EUR	600	672
Reg. S, 2.88%, 01/18/2028	EUR	1,100	1,261
Reg. S, 3.00%, 09/25/2028	EUR	300	345
Reg. S, 3.13%, 07/29/2030	EUR	400	463
Land Baden-Wuerttemberg, (Germany),
Reg. S, 0.01%, 09/02/2030	EUR	400	407
Reg. S, 0.01%, 03/07/2031	EUR	400	400
Reg. S, 0.13%, 11/19/2040	EUR	100	72
Reg. S, 2.63%, 03/12/2030	EUR	600	682
Reg. S, 2.63%, 11/27/2030	EUR	400	454
Reg. S, 2.63%, 02/12/2035	EUR	400	442
Reg. S, 2.75%, 05/16/2029	EUR	900	1,029
Reg. S, 2.75%, 11/26/2032	EUR	400	452
Reg. S, 2.88%, 09/28/2035	EUR	500	561
Reg. S, 3.00%, 05/12/2031	EUR	1,000	1,152
Reg. S, 3.00%, 06/27/2033	EUR	1,000	1,145
Reg. S, 3.13%, 01/23/2040	EUR	450	500
Land Berlin, (Germany),
Reg. S, 0.01%, 07/02/2030	EUR	490	501
Reg. S, 0.05%, 08/06/2040	EUR	200	143
Reg. S, 0.10%, 01/18/2030	EUR	635	660
Reg. S, 0.13%, 11/24/2045	EUR	90	54
Reg. S, 0.15%, 02/22/2036	EUR	400	344
Reg. S, 0.63%, 02/05/2029	EUR	800	866
Reg. S, 0.63%, 07/15/2039	EUR	450	365
Reg. S, 0.63%, 01/26/2052	EUR	420	239
Reg. S, 1.25%, 06/01/2028	EUR	500	556
Reg. S, 1.63%, 08/02/2032	EUR	630	668
Reg. S, 2.38%, 06/04/2030	EUR	700	787
Reg. S, 2.63%, 01/24/2031	EUR	1,000	1,132
Reg. S, 2.75%, 01/16/2032	EUR	500	568

SEE NOTES TO FINANCIAL STATEMENTS.

JUNE 30, 2026	SIX CIRCLES TRUST	101

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JUNE 30, 2026 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)
Long Positions — continued
Foreign Government Securities — continued
Regional (State/Province) — continued
Reg. S, 2.88%, 04/05/2029	EUR	730	837
Reg. S, 2.88%, 02/15/2034	EUR	960	1,087
Reg. S, 3.00%, 03/13/2054	EUR	510	516
3.13%, 03/19/2035	EUR	300	344
Reg. S, 3.60%, 01/16/2046	EUR	1,500	1,720
Series 490, Reg. S, 0.63%, 08/25/2036	EUR	950	843
Series 495, Reg. S, 1.38%, 06/05/2037	EUR	260	245
Series 506, Reg. S, 1.38%, 08/27/2038	EUR	115	106
Series 518, Reg. S, 0.13%, 06/04/2035	EUR	600	529
Series 530, Reg. S, 0.10%, 01/18/2041	EUR	80	56
Series 535, Reg. S, 0.13%, 10/20/2031	EUR	490	485
Series 546, 2.75%, 02/14/2033	EUR	1,080	1,219
Series 557, Reg. S, 3.00%, 05/15/2029	EUR	700	805
Series 573, Reg. S, 2.88%, 10/15/2035	EUR	300	337
Land Thueringen, (Germany),
Reg. S, 0.01%, 03/24/2031	EUR	300	300
Reg. S, 0.05%, 05/06/2030	EUR	260	268
Reg. S, 0.13%, 01/13/2051	EUR	100	47
0.50%, 03/02/2029	EUR	600	646
Reg. S, 1.25%, 12/05/2033	EUR	400	404
Reg. S, 2.50%, 09/03/2029	EUR	500	567
Reg. S, 2.88%, 04/02/2032	EUR	600	684
Reg. S, 3.00%, 11/15/2028	EUR	800	919
Reg. S, 3.25%, 05/13/2036	EUR	400	461
Ministeries Van de Vlaamse Gemeenschap, (Belgium),
Reg. S, 0.13%, 10/15/2035	EUR	600	506
Reg. S, 0.30%, 10/20/2031	EUR	900	890
Reg. S, 1.00%, 01/23/2051	EUR	100	57
Reg. S, 1.38%, 11/21/2033	EUR	500	501
Reg. S, 1.50%, 07/12/2038	EUR	100	89
Reg. S, 1.50%, 04/11/2044	EUR	100	77
Reg. S, 2.75%, 10/22/2029	EUR	1,700	1,936
Reg. S, 3.00%, 10/12/2032	EUR	100	113
Reg. S, 3.13%, 06/22/2034	EUR	2,200	2,476
Reg. S, 3.25%, 06/22/2037	EUR	1,000	1,100
Reg. S, 3.25%, 01/12/2043	EUR	600	618
Reg. S, 3.38%, 06/22/2035	EUR	600	680
Reg. S, 3.38%, 06/22/2036	EUR	500	562
Reg. S, 3.50%, 06/22/2045	EUR	1,300	1,357
Reg. S, 3.63%, 06/22/2032	EUR	200	234
Reg. S, 3.68%, 06/22/2040	EUR	1,600	1,775
Reg. S, 4.00%, 09/26/2042	EUR	1,000	1,135
Reg. S, 4.25%, 06/22/2050	EUR	500	562
Municipal Finance Authority of British Columbia, (Canada), 2.55%, 10/09/2029	CAD	300	208
New South Wales Treasury Corp., (Australia),
1.25%, 11/20/2030	AUD	1,990	1,192
Reg. S, 1.50%, 02/20/2032	AUD	10,830	6,278
Reg. S, 1.75%, 03/20/2034	AUD	5,430	2,961
Reg. S, 2.00%, 03/20/2031	AUD	1,310	804

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)

Regional (State/Province) — continued
Reg. S, 2.00%, 03/08/2033	AUD	3,840	2,214
2.25%, 11/20/2040	AUD	960	441
2.25%, 05/07/2041	AUD	400	181
Reg. S, 2.50%, 11/22/2032	AUD	50	30
Reg. S, 3.00%, 03/20/2028	AUD	4,480	3,021
Reg. S, 3.00%, 02/20/2030	AUD	4,590	3,005
Reg. S, 4.25%, 02/20/2036	AUD	4,440	2,832
Reg. S, 4.75%, 02/20/2035	AUD	6,610	4,442
Reg. S, 4.75%, 09/20/2035	AUD	4,690	3,127
Reg. S, 4.75%, 02/20/2037	AUD	4,120	2,702
Reg. S, 5.25%, 02/24/2038	AUD	2,000	1,353
Reg. S, 5.25%, 02/22/2039	AUD	1,450	972
Series 29, Reg. S, 3.00%, 04/20/2029	AUD	10,000	6,638
New Zealand Local Government Funding Agency Ltd., (New Zealand), Reg. S, 3.13%, 10/06/2032	EUR	500	575
Northern Territory Treasury Corp., (Australia),
Reg. S, 2.00%, 04/21/2031	AUD	300	182
Reg. S, 2.50%, 05/21/2032	AUD	800	484
Reg. S, 5.25%, 03/21/2034	AUD	2,000	1,384
5.25%, 05/21/2038	AUD	700	467
5.75%, 04/21/2037	AUD	1,000	700
Province of Alberta Canada, (Canada), Reg. S, 1.40%, 02/20/2029	SEK	2,000	197
Province of British Columbia Canada, (Canada),
2.80%, 06/18/2048	CAD	400	213
7.25%, 09/01/2036		300	356
Province of Manitoba Canada, (Canada),
2.05%, 09/05/2052	CAD	100	43
3.20%, 03/05/2050	CAD	700	394
Province of Nova Scotia Canada, (Canada),
3.15%, 12/01/2051	CAD	600	330
3.45%, 06/01/2045	CAD	200	122
Province of Ontario Canada, (Canada),
Reg. S, 0.01%, 11/25/2030	EUR	3,600	3,632
Reg. S, 0.25%, 06/09/2031	EUR	3,000	3,010
Reg. S, 0.38%, 04/08/2027	EUR	1,500	1,686
2.60%, 12/10/2032	AUD	1,050	628
5.60%, 06/02/2035	CAD	300	243
Province of Quebec Canada, (Canada),
Reg. S, 0.00%, 10/15/2029	EUR	1,000	1,042
Reg. S, 0.00%, 10/29/2030	EUR	600	606
Zero Coupon, 10/01/2039	CAD	1,400	548
Reg. S, 0.50%, 01/25/2032	EUR	3,000	2,991
Reg. S, 0.88%, 07/05/2028	EUR	1,025	1,129
3.50%, 12/01/2048	CAD	200	120
4.50%, 09/08/2033		610	610
7.30%, 07/22/2026		320	321
Series PD, 7.50%, 09/15/2029		100	109
Province of Saskatchewan Canada, (Canada),
Reg. S, 3.30%, 05/08/2034	EUR	500	576

SEE NOTES TO FINANCIAL STATEMENTS.

102	SIX CIRCLES TRUST	JUNE 30, 2026

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)
Long Positions — continued
Foreign Government Securities — continued
Regional (State/Province) — continued
3.30%, 06/02/2048	CAD	400	235
Queensland Treasury Corp., (Australia),
Reg. S, 1.25%, 03/10/2031 (e)	AUD	2,370	1,404
Reg. S, 1.50%, 08/20/2032 (e)	AUD	7,350	4,180
Reg. S, 1.75%, 08/21/2031 (e)	AUD	5,170	3,092
Reg. S, 1.75%, 07/20/2034 (e)	AUD	2,660	1,431
Reg. S, 2.00%, 08/22/2033 (e)	AUD	6,400	3,630
Reg. S, 2.50%, 03/06/2029 (e)	AUD	570	375
Reg. S, 3.25%, 08/21/2029 (e)	AUD	8,940	5,949
Reg. S, 3.25%, 05/21/2035	EUR	500	569
Reg. S, 3.50%, 08/21/2030 (e)	AUD	2,140	1,417
Reg. S, 4.50%, 03/09/2033 (e)	AUD	1,680	1,137
Reg. S, 4.50%, 08/22/2035 (e)	AUD	6,150	4,021
Reg. S, 4.75%, 02/02/2034 (e)	AUD	770	524
Reg. S, 5.00%, 07/21/2037 (e)	AUD	2,180	1,450
Reg. S, 5.25%, 07/21/2036 (e)	AUD	1,040	714
Reg. S, 5.25%, 08/13/2038 (e)	AUD	2,420	1,628
Series 28, Reg. S, 3.25%, 07/21/2028 (e)	AUD	830	560
Series 47, Reg. S, 4.20%, 02/20/2047 (e)	AUD	490	270
Region of Ile de France, (France),
Reg. S, 0.00%, 04/20/2028	EUR	200	217
Reg. S, 2.23%, 07/19/2032	EUR	200	216
Reg. S, 2.90%, 04/30/2031	EUR	100	113
Reg. S, 3.63%, 05/25/2036	EUR	400	455
Reg. S, 3.65%, 05/25/2035	EUR	1,000	1,149
Region of Lazio Italy, (Italy), Reg. S, 3.09%, 03/31/2043	EUR	150	159
South Australian Government Financing Authority, (Australia),
Reg. S, 1.75%, 05/24/2032	AUD	2,670	1,555
Reg. S, 1.75%, 05/24/2034	AUD	1,000	542
Reg. S, 2.00%, 05/23/2036	AUD	689	356
Reg. S, 2.75%, 05/24/2030	AUD	1,070	691
Reg. S, 4.00%, 05/24/2029	AUD	1,000	681
Reg. S, 4.50%, 05/23/2031	AUD	2,400	1,644
Reg. S, 4.50%, 05/24/2033	AUD	1,600	1,077
Reg. S, 4.75%, 05/24/2035	AUD	2,860	1,914
Reg. S, 4.75%, 05/24/2038	AUD	400	259
State of Brandenburg, (Germany),
Reg. S, 0.13%, 01/26/2046	EUR	259	151
Reg. S, 0.38%, 01/29/2035	EUR	200	182
Reg. S, 0.50%, 11/21/2039	EUR	180	140
Reg. S, 1.13%, 07/04/2033	EUR	600	605
Reg. S, 1.45%, 11/26/2038	EUR	530	489
Reg. S, 2.50%, 01/25/2029	EUR	400	454
2.50%, 12/03/2030	EUR	1,000	1,127
2.50%, 07/24/2031	EUR	300	337
Reg. S, 2.88%, 05/23/2034	EUR	500	563
Reg. S, 3.00%, 02/27/2032	EUR	200	229
3.00%, 07/20/2033	EUR	200	229
3.00%, 05/28/2035	EUR	300	340

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)

Regional (State/Province) — continued
State of Bremen, (Germany),
Series 215, Reg. S, 1.20%, 01/30/2034	EUR	40	40
Series 217, Reg. S, 1.00%, 05/27/2039	EUR	200	171
Series 224, Reg. S, 0.40%, 08/20/2049	EUR	30	17
Series 232, Reg. S, 0.55%, 02/04/2050	EUR	30	17
Series 241, Reg. S, 0.13%, 04/29/2030	EUR	100	103
Series 247, Reg. S, 0.15%, 09/14/2040	EUR	310	224
Series 250, Reg. S, 0.01%, 10/06/2028	EUR	640	687
Series 258, Reg. S, 0.50%, 05/06/2041	EUR	138	103
Series 265, Reg. S, 0.15%, 10/24/2031	EUR	200	198
Series 269, Reg. S, 0.45%, 03/15/2029	EUR	300	323
Series 272, Reg. S, 3.00%, 03/02/2033	EUR	1,140	1,304
Series 274, Reg. S, 2.75%, 01/30/2032	EUR	1,310	1,485
Series 276, Reg. S, 2.88%, 07/18/2031	EUR	700	800
Series 277, Reg. S, 2.50%, 11/20/2029	EUR	200	227
Series 278, Reg. S, 2.75%, 01/28/2033	EUR	1,100	1,240
Series 281, Reg. S, 3.63%, 02/09/2046	EUR	200	231
State of Hesse, (Germany),
Reg. S, 0.13%, 10/10/2031	EUR	403	399
Reg. S, 1.75%, 07/05/2027	EUR	100	113
Reg. S, 2.50%, 08/28/2030	EUR	300	339
2.50%, 10/01/2031	EUR	700	786
Reg. S, 2.63%, 09/10/2027	EUR	760	868
Reg. S, 2.63%, 08/25/2034	EUR	420	465
Reg. S, 2.75%, 01/10/2034	EUR	300	336
Reg. S, 2.88%, 03/12/2029	EUR	500	573
2.88%, 10/14/2030	EUR	1,000	1,146
Reg. S, 2.90%, 06/18/2035	EUR	500	563
Reg. S, 3.05%, 01/10/2036	EUR	600	681
Reg. S, 3.13%, 03/12/2035	EUR	1,000	1,147
Reg. S, 3.13%, 03/10/2039	EUR	340	378
Reg. S, 3.25%, 10/05/2028	EUR	980	1,132
Series 1801, Reg. S, 0.63%, 08/02/2028	EUR	230	252
Series 1803, Reg. S, 1.30%, 10/10/2033	EUR	400	406
Series 1905, Reg. S, 0.00%, 09/10/2029	EUR	830	868
Series 2006, Reg. S, 0.01%, 03/11/2030	EUR	990	1,022
Series 2010, Reg. S, 0.00%, 11/08/2030	EUR	500	506
Series 2104, Reg. S, 0.00%, 07/19/2028	EUR	200	216
Series 2301, 2.88%, 01/10/2033	EUR	1,100	1,251
Series 2501, Reg. S, 2.75%, 01/12/2032	EUR	1,100	1,249
State of Lower Saxony, (Germany),
Reg. S, 0.01%, 02/19/2029	EUR	200	213
Reg. S, 0.01%, 01/10/2031	EUR	779	785
Reg. S, 0.05%, 03/09/2035	EUR	577	509
Reg. S, 0.13%, 01/09/2032	EUR	1,260	1,239
Reg. S, 0.38%, 05/14/2029	EUR	1,500	1,603

SEE NOTES TO FINANCIAL STATEMENTS.

JUNE 30, 2026	SIX CIRCLES TRUST	103

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JUNE 30, 2026 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)
Long Positions — continued
Foreign Government Securities — continued
Regional (State/Province) — continued
Reg. S, 1.50%, 10/17/2029	EUR	200	219
Reg. S, 2.50%, 01/09/2030	EUR	300	339
Reg. S, 2.63%, 03/15/2029	EUR	200	228
Reg. S, 2.63%, 03/18/2032	EUR	500	563
Reg. S, 2.75%, 03/25/2030	EUR	900	1,027
Reg. S, 2.75%, 02/17/2031	EUR	700	797
Reg. S, 2.75%, 08/04/2033	EUR	300	338
Reg. S, 2.75%, 02/24/2034	EUR	700	786
Reg. S, 2.75%, 01/09/2035	EUR	650	725
Series 879, Reg. S, 0.75%, 02/15/2028	EUR	400	443
Series 884, Reg. S, 0.88%, 10/25/2028	EUR	1,320	1,445
Series 898, Reg. S, 0.01%, 08/13/2030	EUR	749	764
Series 901, Reg. S, 0.01%, 11/25/2027	EUR	100	110
Series 908, Reg. S, 0.25%, 04/09/2029	EUR	700	747
Series 909, Reg. S, 0.75%, 03/21/2031	EUR	200	208
Series 917, Reg. S, 2.63%, 01/09/2034	EUR	700	779
Series 929, 2.63%, 10/29/2032	EUR	200	225
Series 930, 2.63%, 04/15/2031	EUR	500	566
Series 931, Reg. S, 3.13%, 01/10/2036	EUR	1,000	1,142
State of Mecklenburg-Western Pomerania, (Germany),
2.55%, 01/12/2032	EUR	450	505
Reg. S, 2.95%, 06/05/2034	EUR	100	114
Reg. S, 3.00%, 04/17/2035	EUR	200	227
State of North Rhine-Westphalia Germany, (Germany),
Reg. S, 0.00%, 01/15/2029	EUR	661	705
Reg. S, 0.00%, 11/26/2029	EUR	400	416
Reg. S, 0.13%, 06/04/2031	EUR	2,300	2,301
Reg. S, 0.20%, 04/09/2030	EUR	2,474	2,568
Reg. S, 0.20%, 01/27/2051	EUR	270	136
Reg. S, 0.38%, 09/02/2050	EUR	385	210
Reg. S, 0.50%, 11/25/2039	EUR	110	87
Reg. S, 0.60%, 06/04/2041	EUR	300	230
Reg. S, 0.75%, 08/16/2041	EUR	360	282
Reg. S, 0.80%, 07/30/2049	EUR	600	385
Reg. S, 0.90%, 11/15/2028	EUR	600	657
Reg. S, 0.95%, 03/13/2028	EUR	144	160
Reg. S, 0.95%, 01/10/2121	EUR	945	343
Reg. S, 1.00%, 10/16/2046	EUR	1,360	985
Reg. S, 1.25%, 05/12/2036	EUR	1,400	1,342
Reg. S, 1.38%, 01/15/2120	EUR	1,044	495
Reg. S, 1.45%, 02/16/2043	EUR	100	85
Reg. S, 1.45%, 01/19/2122	EUR	500	241
Reg. S, 1.63%, 10/24/2030	EUR	1,000	1,089
Reg. S, 1.65%, 02/22/2038	EUR	480	462
Reg. S, 1.65%, 05/16/2047	EUR	220	181
Reg. S, 1.75%, 10/26/2057	EUR	172	125
Reg. S, 1.75%, 07/11/2068	EUR	104	69
Reg. S, 1.95%, 09/26/2078	EUR	254	176
Reg. S, 2.00%, 06/15/2032	EUR	750	815
Reg. S, 2.15%, 03/21/2119	EUR	376	265

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)

Regional (State/Province) — continued
Reg. S, 2.25%, 06/14/2052	EUR	100	88
Reg. S, 2.35%, 07/10/2030	EUR	500	562
Reg. S, 2.50%, 10/15/2029	EUR	550	623
Reg. S, 2.65%, 01/15/2030	EUR	700	796
Reg. S, 2.70%, 09/05/2034	EUR	700	781
Reg. S, 2.75%, 01/15/2032	EUR	930	1,057
Reg. S, 2.75%, 10/08/2032	EUR	900	1,018
Reg. S, 2.90%, 06/07/2033	EUR	1,690	1,923
Reg. S, 2.90%, 01/15/2053	EUR	390	389
Reg. S, 3.00%, 01/27/2028	EUR	400	459
Reg. S, 3.00%, 06/06/2029	EUR	800	921
Reg. S, 3.00%, 03/20/2054	EUR	700	708
Reg. S, 3.35%, 03/11/2041	EUR	2,780	3,147
Reg. S, 3.38%, 10/31/2028	EUR	500	580
Reg. S, 3.40%, 03/07/2073	EUR	3,010	3,171
Reg. S, 3.80%, 01/14/2056	EUR	600	698
Series 15YR, Reg. S, 0.00%, 10/12/2035	EUR	1,454	1,250
Series 15YR, Reg. S, 1.10%, 03/13/2034	EUR	240	238
Series 1250, Reg. S, 2.38%, 05/13/2033	EUR	1,050	1,157
Series 1416, Reg. S, 0.63%, 07/21/2031	EUR	1,000	1,024
Series 1439, Reg. S, 1.55%, 06/16/2048	EUR	3,100	2,455
State of Rhineland-Palatinate, (Germany),
Reg. S, 0.01%, 02/25/2028	EUR	500	546
Reg. S, 0.01%, 01/21/2031	EUR	510	513
Reg. S, 0.38%, 03/10/2051	EUR	200	105
Reg. S, 0.75%, 02/23/2032	EUR	490	497
Reg. S, 2.75%, 02/23/2028	EUR	300	343
Reg. S, 2.75%, 07/25/2031	EUR	400	455
Reg. S, 3.00%, 05/02/2034	EUR	750	856
Series 117, Reg. S, 0.05%, 01/23/2030	EUR	900	933
State of Saarland, (Germany),
Reg. S, 0.05%, 11/05/2040	EUR	68	48
2.75%, 01/18/2030	EUR	300	342
2.75%, 04/10/2031	EUR	200	227
Reg. S, 3.00%, 01/19/2035	EUR	375	426
State of Saxony-Anhalt, (Germany),
Reg. S, 0.00%, 03/10/2031	EUR	280	280
0.35%, 02/09/2032	EUR	1,200	1,191
Reg. S, 0.50%, 03/24/2051	EUR	123	68
2.45%, 02/13/2030	EUR	700	790
2.75%, 05/19/2032	EUR	200	226
2.85%, 01/29/2035	EUR	600	674
3.15%, 02/06/2054	EUR	150	155
Series 10Y, Reg. S, 0.75%, 01/29/2029	EUR	200	217
Series 32, Reg. S, 2.95%, 06/20/2033	EUR	650	741
Series 38, Reg. S, 3.13%, 02/04/2036	EUR	400	457

SEE NOTES TO FINANCIAL STATEMENTS.

104	SIX CIRCLES TRUST	JUNE 30, 2026

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)
Long Positions — continued
Foreign Government Securities — continued
Regional (State/Province) — continued
State of Schleswig-Holstein Germany, (Germany),
Reg. S, 0.01%, 05/22/2030	EUR	300	308
Reg. S, 0.05%, 07/08/2031	EUR	400	397
Reg. S, 0.13%, 06/12/2029	EUR	431	456
Reg. S, 0.50%, 03/22/2029	EUR	440	473
Reg. S, 0.63%, 08/31/2028	EUR	140	153
Reg. S, 1.38%, 07/14/2027	EUR	250	282
Reg. S, 2.38%, 09/22/2032	EUR	430	476
Reg. S, 2.75%, 08/02/2032	EUR	200	226
Reg. S, 2.75%, 06/13/2033	EUR	200	225
Reg. S, 2.88%, 06/25/2029	EUR	400	458
Reg. S, 2.88%, 05/30/2034	EUR	500	564
Reg. S, 2.88%, 04/10/2035	EUR	1,000	1,125
Reg. S, 3.00%, 08/16/2033	EUR	400	457
Reg. S, 3.13%, 04/28/2036	EUR	1,000	1,142
Tasmanian Public Finance Corp., (Australia),
Reg. S, 2.00%, 01/24/2030	AUD	1,700	1,073
Reg. S, 4.00%, 01/20/2034	AUD	1,000	639
Reg. S, 4.75%, 01/21/2031	AUD	2,570	1,771
4.75%, 01/25/2035	AUD	400	265
Reg. S, 5.25%, 01/23/2036	AUD	600	409
Treasury Corp. of Victoria, (Australia),
1.25%, 11/19/2027	AUD	2,370	1,568
Reg. S, 1.50%, 11/20/2030	AUD	3,850	2,329
Reg. S, 1.50%, 09/10/2031	AUD	6,550	3,851
Reg. S, 2.00%, 09/17/2035	AUD	6,550	3,440
2.00%, 11/20/2037	AUD	2,960	1,436
Reg. S, 2.25%, 09/15/2033	AUD	10,260	5,897
Reg. S, 2.25%, 11/20/2034	AUD	8,060	4,458
2.25%, 11/20/2041	AUD	2,500	1,098
Reg. S, 2.50%, 10/22/2029	AUD	4,200	2,720
Reg. S, 3.00%, 10/20/2028	AUD	3,390	2,266
4.25%, 12/20/2032	AUD	3,210	2,136
Reg. S, 4.75%, 09/15/2036	AUD	4,970	3,267
Reg. S, 5.25%, 09/15/2038	AUD	1,920	1,287
Reg. S, 5.25%, 09/15/2044	AUD	460	296
5.50%, 09/15/2039	AUD	4,450	3,019
Western Australian Treasury Corp., (Australia),
Reg. S, 1.50%, 10/22/2030	AUD	2,420	1,471
Reg. S, 2.25%, 07/23/2041	AUD	50	23
Reg. S, 4.25%, 07/20/2033	AUD	2,000	1,331
Reg. S, 4.50%, 07/21/2032	AUD	1,470	1,001
Reg. S, 4.75%, 10/24/2035	AUD	960	645
Reg. S, 5.00%, 10/21/2037	AUD	1,490	999
Series 27, Reg. S, 3.00%, 10/21/2027	AUD	1,070	726
Series 28, Reg. S, 3.25%, 07/20/2028	AUD	1,000	674
Series 29, Reg. S, 2.75%, 07/24/2029	AUD	2,670	1,753

Total Regional (State/Province)			358,294

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)

Sovereign — 52.1%
Abu Dhabi Government International Bond, (United Arab Emirates),
Reg. S, 4.25%, 10/02/2035		2,100	2,016
Reg. S, 5.50%, 04/30/2054		800	784
Action Logement Services, (France),
Reg. S, 0.38%, 10/05/2031	EUR	500	493
Reg. S, 0.50%, 10/30/2034	EUR	900	802
Reg. S, 3.13%, 09/28/2037	EUR	600	640
Reg. S, 3.63%, 05/25/2043	EUR	800	836
Reg. S, 3.75%, 11/25/2035	EUR	400	456
Reg. S, 4.13%, 10/03/2038	EUR	100	115
Airservices Australia, (Australia), Reg. S, 5.35%, 11/15/2037	AUD	700	475
Andorra International Bond, (Andorra),
Reg. S, 1.25%, 02/23/2027	EUR	800	904
Reg. S, 1.25%, 05/06/2031	EUR	1,000	1,040
Australia Government Bond, (Australia),
Series 138, Reg. S, 3.25%, 04/21/2029	AUD	31,170	20,949
Series 144, Reg. S, 3.75%, 04/21/2037	AUD	5,980	3,782
Series 145, Reg. S, 2.75%, 06/21/2035	AUD	14,200	8,444
Series 147, Reg. S, 3.25%, 06/21/2039	AUD	3,830	2,236
Series 148, Reg. S, 2.75%, 11/21/2027	AUD	20,740	14,028
Series 149, Reg. S, 2.25%, 05/21/2028	AUD	13,680	9,102
Series 150, Reg. S, 3.00%, 03/21/2047	AUD	5,316	2,666
Series 152, Reg. S, 2.75%, 11/21/2028	AUD	14,798	9,868
Series 154, Reg. S, 2.75%, 11/21/2029	AUD	11,105	7,301
Series 155, Reg. S, 2.50%, 05/21/2030	AUD	15,855	10,252
Series 156, Reg. S, 2.75%, 05/21/2041	AUD	9,640	5,123
Series 157, 1.50%, 06/21/2031	AUD	16,190	9,772
Series 158, 1.25%, 05/21/2032	AUD	21,800	12,600
Series 160, Reg. S, 1.00%, 12/21/2030	AUD	11,110	6,646
Series 162, Reg. S, 1.75%, 06/21/2051	AUD	7,890	2,803
Series 163, Reg. S, 1.00%, 11/21/2031	AUD	19,526	11,320
Series 165, Reg. S, 1.75%, 11/21/2032	AUD	11,770	6,909
Series 166, Reg. S, 3.00%, 11/21/2033	AUD	8,190	5,113
Series 167, Reg. S, 3.75%, 05/21/2034	AUD	9,040	5,901

SEE NOTES TO FINANCIAL STATEMENTS.

JUNE 30, 2026	SIX CIRCLES TRUST	105

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JUNE 30, 2026 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)
Long Positions — continued
Foreign Government Securities — continued
Sovereign — continued
Series 168, Reg. S, 3.50%, 12/21/2034	AUD	9,270	5,900
Series 169, Reg. S, 4.75%, 06/21/2054	AUD	4,170	2,670
Series 170, Reg. S, 4.25%, 06/21/2034	AUD	3,270	2,208
Series 171, Reg. S, 4.25%, 12/21/2035	AUD	9,370	6,258
Series 172, Reg. S, 4.25%, 03/21/2036	AUD	15,110	10,075
Series 173, Reg. S, 4.25%, 10/21/2036	AUD	7,300	4,846
Series 174, Reg. S, 4.75%, 10/21/2037	AUD	2,370	1,634
Bermuda Government International Bond, (Bermuda), 2.38%, 08/20/2030 (e)		670	605
Bonos de la Tesoreria de la Republica en pesos, (Chile),
Reg. S, 4.70%, 09/01/2030 (e)	CLP	300,000	326
5.00%, 03/01/2035	CLP	350,000	377
Bpifrance SACA, (France),
Reg. S, 0.00%, 05/25/2028	EUR	600	650
Reg. S, 0.05%, 09/26/2029	EUR	1,100	1,145
Reg. S, 0.13%, 11/25/2028	EUR	300	321
Reg. S, 0.25%, 03/29/2030	EUR	200	206
Reg. S, 0.25%, 06/04/2031	EUR	700	696
Reg. S, 0.63%, 07/22/2031	EUR	600	606
Reg. S, 0.88%, 09/26/2028	EUR	200	219
Reg. S, 1.88%, 05/25/2030	EUR	200	219
Reg. S, 2.00%, 09/02/2030	EUR	500	548
Reg. S, 2.13%, 11/29/2027	EUR	600	680
Reg. S, 2.75%, 02/25/2029	EUR	500	569
Reg. S, 2.88%, 11/25/2029	EUR	500	570
Reg. S, 2.88%, 11/25/2031	EUR	700	788
Reg. S, 2.88%, 01/31/2032	EUR	100	112
Reg. S, 3.00%, 05/25/2032	EUR	1,300	1,464
Reg. S, 3.13%, 07/01/2033	EUR	1,000	1,123
Reg. S, 3.25%, 05/25/2035	EUR	500	556
Reg. S, 3.38%, 11/25/2032	EUR	200	229
Reg. S, 3.38%, 05/25/2034	EUR	1,500	1,697
Reg. S, 3.38%, 02/25/2036	EUR	200	223
Reg. S, 3.50%, 09/27/2027	EUR	200	231
Bulgaria Government International Bond, (Bulgaria),
Reg. S, 4.13%, 05/07/2038	EUR	920	1,054
Series 7Y, Reg. S, 4.13%, 09/23/2029	EUR	1,000	1,184
Series 9Y, Reg. S, 3.50%, 05/07/2034	EUR	3,170	3,605
Series 10Y, Reg. S, 3.38%, 07/18/2035	EUR	2,820	3,141
Series 12YR, Reg. S, 3.00%, 03/21/2028	EUR	800	916
Series 12Y, Reg. S, 4.63%, 09/23/2034	EUR	1,000	1,228

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)

Sovereign — continued
Series 30Y, Reg. S, 1.38%, 09/23/2050	EUR	1,300	823
Bundesobligation, (Germany),
Series 186, Reg. S, 1.30%, 10/15/2027	EUR	9,410	10,591
Series 188, Reg. S, 2.40%, 10/19/2028	EUR	14,470	16,490
Series 189, Reg. S, 2.10%, 04/12/2029	EUR	16,050	18,130
Series 190, Reg. S, 2.50%, 10/11/2029	EUR	12,580	14,355
Series 191, Reg. S, 2.40%, 04/18/2030	EUR	9,020	10,248
Series 192, Reg. S, 2.20%, 10/10/2030	EUR	8,080	9,093
Series 193, Reg. S, 2.50%, 04/16/2031	EUR	6,820	7,758
Series G, Reg. S, 1.30%, 10/15/2027	EUR	4,860	5,471
Series G, Reg. S, 2.10%, 04/12/2029	EUR	3,000	3,390
Bundesrepublik Deutschland Bundesanleihe, (Germany),
Reg. S, 2.50%, 11/15/2032	EUR	7,930	8,968
Reg. S, 2.50%, 08/15/2046	EUR	15,706	15,763
Reg. S, 2.60%, 08/15/2035	EUR	11,900	13,345
Reg. S, 2.90%, 02/15/2036	EUR	18,290	20,967
Reg. S, 2.90%, 08/15/2056	EUR	12,110	12,499
Reg. S, 3.40%, 05/15/2047	EUR	720	829
Reg. S, 6.50%, 07/04/2027	EUR	4,790	5,690
Series 7Y, Reg. S, 2.10%, 11/15/2029	EUR	10,170	11,455
Series 7Y, Reg. S, 2.40%, 11/15/2030	EUR	10,590	12,010
Series 8Y, Reg. S, 0.00%, 11/15/2027	EUR	4,330	4,784
Series 8Y, Reg. S, 0.00%, 11/15/2028	EUR	10,025	10,806
Series 10Y, Reg. S, 0.00%, 08/15/2029	EUR	14,102	14,914
Series 10Y, Reg. S, 0.00%, 02/15/2030	EUR	6,573	6,860
Series 10Y, Reg. S, 0.00%, 02/15/2031	EUR	11,419	11,609
Series 10Y, Reg. S, 0.00%, 02/15/2032	EUR	10,264	10,138
Series 10Y, Reg. S, 0.25%, 08/15/2028	EUR	41,659	45,429
Series 10Y, Reg. S, 0.25%, 02/15/2029	EUR	18,840	20,316
Series 10Y, Reg. S, 0.50%, 08/15/2027	EUR	10,060	11,246
Series 10Y, Reg. S, 0.50%, 02/15/2028	EUR	400	443
Series 10Y, Reg. S, 1.70%, 08/15/2032	EUR	10,160	10,998
Series 10Y, Reg. S, 2.20%, 02/15/2034	EUR	13,640	14,998
Series 10Y, Reg. S, 2.60%, 08/15/2033	EUR	10,700	12,129
Series 10Y, Reg. S, 2.60%, 08/15/2034	EUR	12,340	13,917
Series 15Y, Reg. S, 0.00%, 05/15/2035	EUR	9,334	8,321
Series 15Y, Reg. S, 0.00%, 05/15/2036	EUR	12,900	11,114
Series 16Y, Reg. S, 1.00%, 05/15/2038	EUR	16,952	15,456
Series 30Y, Reg. S, 2.50%, 08/15/2054	EUR	10,395	9,933
Series 30Y, Reg. S, 5.50%, 01/04/2031	EUR	7,190	9,226
Series 30Y, Reg. S, 5.63%, 01/04/2028	EUR	780	932
Series 30Y, Reg. S, 6.25%, 01/04/2030	EUR	1,025	1,315
Series 31Y, Reg. S, 0.00%, 08/15/2052	EUR	15,025	7,128
Series 31Y, Reg. S, 1.25%, 08/15/2048	EUR	19,370	14,862
Series 31Y, Reg. S, 4.75%, 07/04/2034	EUR	14,971	19,549
Series 32Y, Reg. S, 2.50%, 07/04/2044	EUR	11,655	11,886
Series 32Y, Reg. S, 3.25%, 07/04/2042	EUR	10,036	11,486
Series 32Y, Reg. S, 4.00%, 01/04/2037	EUR	9,303	11,659
Series 32Y, Reg. S, 4.25%, 07/04/2039	EUR	5,644	7,249
Series 32Y, Reg. S, 4.75%, 07/04/2040	EUR	6,924	9,344
Series G, Reg. S, 0.00%, 08/15/2030	EUR	2,610	2,690
Series G, Reg. S, 0.00%, 08/15/2031	EUR	2,460	2,466

SEE NOTES TO FINANCIAL STATEMENTS.

106	SIX CIRCLES TRUST	JUNE 30, 2026

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)
Long Positions — continued
Foreign Government Securities — continued
Sovereign — continued
Series G, Reg. S, 0.00%, 08/15/2050	EUR	5,742	2,923
Series G, Reg. S, 1.80%, 08/15/2053	EUR	4,768	3,917
Series G, Reg. S, 2.30%, 02/15/2033	EUR	9,730	10,855
Series G, Reg. S, 2.50%, 02/15/2035	EUR	3,070	3,427
Series G, Reg. S, 2.60%, 05/15/2041	EUR	770	819
Series TWIN, Reg. S, 0.00%, 08/15/2030	EUR	9,070	9,347
Series TWIN, Reg. S, 0.00%, 08/15/2031	EUR	12,450	12,478
Series TWIN, Reg. S, 0.00%, 08/15/2050	EUR	20,301	10,312
Series TWIN, Reg. S, 1.80%, 08/15/2053	EUR	14,400	11,795
Series TWIN, Reg. S, 2.30%, 02/15/2033	EUR	13,855	15,457
Series TWIN, Reg. S, 2.50%, 02/15/2035	EUR	11,640	12,991
Series TWIN, Reg. S, 2.60%, 05/15/2041	EUR	9,790	10,399
Bundesschatzanweisungen, (Germany),
Reg. S, 1.70%, 06/10/2027	EUR	13,020	14,771
Reg. S, 1.90%, 09/16/2027	EUR	10,930	12,399
Reg. S, 2.10%, 03/15/2028	EUR	4,520	5,127
Caisse d’Amortissement de la Dette Sociale, (France),
Reg. S, 0.00%, 02/25/2028	EUR	2,200	2,404
Reg. S, 0.00%, 05/25/2029	EUR	500	527
Reg. S, 0.00%, 11/25/2030	EUR	1,400	1,407
Reg. S, 0.00%, 05/25/2031	EUR	1,600	1,580
Reg. S, 0.13%, 09/15/2031	EUR	1,500	1,474
Reg. S, 0.45%, 01/19/2032	EUR	2,700	2,673
Reg. S, 0.60%, 11/25/2029	EUR	1,400	1,484
Reg. S, 1.50%, 05/25/2032	EUR	2,200	2,291
Reg. S, 1.75%, 11/25/2027	EUR	800	902
Reg. S, 2.38%, 09/24/2028	EUR	800	906
Reg. S, 2.75%, 09/24/2027	EUR	1,400	1,601
Reg. S, 2.75%, 02/25/2029	EUR	2,400	2,738
Reg. S, 2.75%, 11/25/2032	EUR	1,400	1,556
Reg. S, 2.88%, 05/25/2030	EUR	1,200	1,370
Reg. S, 3.00%, 05/25/2028	EUR	800	918
Reg. S, 3.00%, 11/25/2031	EUR	2,100	2,388
Reg. S, 3.13%, 03/01/2030	EUR	2,000	2,302
Reg. S, 3.25%, 05/25/2033	EUR	1,000	1,139
Caisse Francaise de Financement Local SA, (France),
Reg. S, 0.01%, 02/22/2028	EUR	100	109
Reg. S, 1.13%, 06/12/2028	EUR	300	332
Reg. S, 2.63%, 11/29/2029	EUR	100	113
Reg. S, 3.00%, 10/02/2028	EUR	5,000	5,732
Reg. S, 3.00%, 05/24/2033	EUR	100	113
Reg. S, 3.00%, 03/03/2034	EUR	100	112
Reg. S, 3.00%, 03/19/2036	EUR	100	110
Reg. S, 3.13%, 11/16/2027	EUR	200	230

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)

Sovereign — continued
Reg. S, 3.13%, 07/20/2033	EUR	100	114
Reg. S, 3.13%, 11/24/2033	EUR	100	114
Reg. S, 3.13%, 05/17/2039	EUR	100	108
Reg. S, 3.25%, 11/24/2032	EUR	100	115
Reg. S, 3.38%, 01/16/2036	EUR	100	114
Reg. S, 3.38%, 05/22/2037	EUR	100	113
Reg. S, 3.63%, 01/17/2029	EUR	100	116
Canadian Government Bond, (Canada),
1.00%, 06/01/2027	CAD	200	139
1.50%, 06/01/2031	CAD	600	394
1.75%, 12/01/2053	CAD	400	185
2.00%, 06/01/2032	CAD	600	398
2.00%, 12/01/2051	CAD	1,600	803
3.50%, 03/01/2028	CAD	500	357
3.50%, 09/01/2029	CAD	100	72
3.50%, 12/01/2045	CAD	1,700	1,174
3.50%, 12/01/2057	CAD	600	401
4.00%, 06/01/2041	CAD	150	111
Chile Government International Bond, (Chile),
0.83%, 07/02/2031	EUR	1,050	1,056
1.30%, 07/26/2036	EUR	1,000	909
2.55%, 07/27/2033		200	172
China Government Bond, (China),
1.36%, 12/15/2027	CNY	5,700	842
1.42%, 11/15/2027	CNY	425,100	62,866
1.42%, 08/15/2028	CNY	220,900	32,663
1.43%, 01/25/2030	CNY	854,000	126,228
1.45%, 02/25/2028	CNY	636,700	94,228
1.46%, 05/25/2028	CNY	347,200	51,396
1.49%, 12/25/2031	CNY	975,400	143,829
1.55%, 07/25/2030	CNY	50,000	7,427
1.61%, 02/15/2035	CNY	526,700	77,283
1.62%, 08/15/2027	CNY	87,700	12,994
1.65%, 05/15/2035	CNY	299,600	44,045
1.74%, 10/15/2029	CNY	42,300	6,315
1.79%, 03/25/2032	CNY	8,200	1,228
1.87%, 09/15/2031	CNY	149,700	22,522
1.91%, 07/15/2029	CNY	1,009,000	151,412
1.92%, 07/15/2045	CNY	19,300	2,737
1.92%, 01/15/2055	CNY	57,800	7,907
Reg. S, 1.93%, 04/10/2030	CNH	6,300	944
2.04%, 11/25/2034	CNY	112,600	17,114
2.10%, 05/25/2075	CNY	55,400	7,599
2.11%, 08/25/2034	CNY	51,700	7,910
2.27%, 05/25/2034	CNY	92,000	14,233
2.28%, 03/25/2031	CNY	63,600	9,740
2.35%, 02/25/2034	CNY	229,200	35,652
2.40%, 07/15/2028	CNY	60,000	9,056
2.44%, 10/15/2027	CNY	169,700	25,399
2.49%, 05/25/2044	CNY	515,120	79,944
2.52%, 08/25/2033	CNY	667,400	104,823
2.54%, 12/25/2030	CNY	111,600	17,260

SEE NOTES TO FINANCIAL STATEMENTS.

JUNE 30, 2026	SIX CIRCLES TRUST	107

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JUNE 30, 2026 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)
Long Positions — continued
Foreign Government Securities — continued
Sovereign — continued
2.62%, 04/15/2028	CNY	14,300	2,163
2.62%, 06/25/2030	CNY	264,500	40,873
2.65%, 03/25/2074	CNY	57,500	9,221
2.67%, 05/25/2033	CNY	171,700	27,186
2.68%, 05/21/2030	CNY	273,000	42,214
Reg. S, 2.71%, 06/16/2033	CNH	11,000	1,733
Reg. S, 2.82%, 08/12/2032	CNH	10,000	1,583
3.12%, 10/25/2052	CNY	175,600	30,272
3.19%, 04/15/2053	CNY	176,200	30,800
3.27%, 03/25/2073	CNY	162,870	30,293
3.32%, 04/15/2052	CNY	267,330	47,572
Reg. S, 3.38%, 07/04/2026	CNH	24,000	3,535
3.53%, 10/18/2051	CNY	41,800	7,671
Reg. S, 3.60%, 06/27/2028	CNH	26,500	4,077
Reg. S, 3.60%, 05/21/2030	CNH	8,500	1,354
3.73%, 05/25/2070	CNY	14,670	2,981
3.76%, 03/22/2071	CNY	5,100	1,046
3.81%, 09/14/2050	CNY	48,500	9,179
Reg. S, 3.85%, 12/12/2026	CNH	19,000	2,831
Reg. S, 3.90%, 07/04/2036	CNH	13,500	2,346
Reg. S, 4.00%, 11/30/2035	CNH	30,500	5,320
4.00%, 06/24/2069	CNY	14,500	3,109
Reg. S, 4.15%, 12/04/2027	CNH	20,000	3,065
Reg. S, 4.15%, 12/12/2031	CNH	36,000	6,063
Reg. S, 4.29%, 05/22/2029	CNH	3,000	478
Reg. S, 4.40%, 12/12/2046	CNH	26,000	5,109
China Government International Bond, (China),
Reg. S, 2.38%, 11/25/2029	EUR	5,000	5,686
Reg. S, 2.63%, 10/09/2031	EUR	3,000	3,398
Corp. de Reservas Estrategicas de Productos Petroliferos Cores, (Spain), Reg. S, 1.75%, 11/24/2027	EUR	200	225
Croatia Government International Bond, (Croatia),
Reg. S, 1.13%, 06/19/2029	EUR	300	327
Reg. S, 1.50%, 06/17/2031	EUR	1,290	1,377
Reg. S, 1.75%, 03/04/2041	EUR	500	445
Reg. S, 2.70%, 06/15/2028	EUR	2,850	3,252
Reg. S, 2.88%, 04/22/2032	EUR	1,660	1,884
Reg. S, 3.00%, 03/20/2027	EUR	300	343
Reg. S, 3.25%, 02/25/2036	EUR	550	621
Reg. S, 3.25%, 02/11/2037	EUR	1,480	1,661
Reg. S, 3.38%, 03/12/2034	EUR	1,960	2,271
Cyprus Government International Bond, (Cyprus),
Reg. S, 0.63%, 01/21/2030	EUR	235	249
Reg. S, 0.95%, 01/20/2032	EUR	300	310
Reg. S, 1.25%, 01/21/2040	EUR	1,610	1,378
Reg. S, 2.25%, 04/16/2050	EUR	470	411
Reg. S, 2.75%, 05/03/2049	EUR	230	222
Reg. S, 3.25%, 06/27/2031	EUR	1,069	1,242
Reg. S, 4.13%, 04/13/2033	EUR	360	437

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)

Sovereign — continued
Czech Republic Government Bond, (Czech Republic),
Series 49, Reg. S, 4.20%, 12/04/2036	CZK	25,720	1,170
Series 53, Reg. S, 4.85%, 11/26/2057	CZK	2,340	102
Series 78, Reg. S, 2.50%, 08/25/2028	CZK	39,010	1,785
Series 94, Reg. S, 0.95%, 05/15/2030	CZK	89,350	3,752
Series 100, 0.25%, 02/10/2027	CZK	26,000	1,200
Series 103, 2.00%, 10/13/2033	CZK	45,850	1,839
Series 105, 2.75%, 07/23/2029	CZK	29,860	1,356
Series 121, 1.20%, 03/13/2031	CZK	54,460	2,256
Series 125, 1.50%, 04/24/2040	CZK	45,720	1,438
Series 130, 0.05%, 11/29/2029	CZK	13,030	537
Series 138, 1.75%, 06/23/2032	CZK	93,000	3,824
Series 142, 1.95%, 07/30/2037	CZK	44,590	1,612
Series 145, 3.50%, 05/30/2035	CZK	52,820	2,306
Series 149, 5.50%, 12/12/2028	CZK	83,830	4,090
Series 150, 5.00%, 09/30/2030	CZK	60,730	2,964
Series 151, 4.90%, 04/14/2034	CZK	51,240	2,489
Series 152, 6.20%, 06/16/2031	CZK	17,600	905
Series 153, 5.75%, 03/29/2029	CZK	18,100	890
Series 154, 4.50%, 11/11/2032	CZK	63,640	3,032
Series 156, 3.00%, 03/03/2033	CZK	30,630	1,334
Series 157, 3.60%, 06/03/2036	CZK	61,680	2,683
Series 158, 4.00%, 04/04/2044	CZK	10,000	413
Series 160, 4.25%, 10/24/2034	CZK	47,520	2,203
Series 162, 5.30%, 09/19/2035	CZK	53,320	2,651
Denmark Government Bond, (Denmark),
Series 10Y, 0.50%, 11/15/2027	DKK	20,078	2,999
Series 10Y, 0.50%, 11/15/2029	DKK	20,004	2,878
Series 31Y, 4.50%, 11/15/2039	DKK	31,710	5,704
Series 32Y, 0.25%, 11/15/2052	DKK	28,131	2,141
Series G, 0.00%, 11/15/2031	DKK	16,570	2,227
Series G, 2.25%, 11/15/2033	DKK	3,650	546
Series G, Reg. S, 2.25%, 11/15/2035	DKK	5,910	867
Series TWIN, 0.00%, 11/15/2031	DKK	14,257	1,916
Series TWIN, 2.25%, 11/15/2033	DKK	23,390	3,497
Series TWIN, 2.25%, 11/15/2035	DKK	30,350	4,454
Estonia Government International Bond, (Estonia),
Reg. S, 3.25%, 01/17/2034	EUR	1,340	1,527
Series 10Y, Reg. S, 0.13%, 06/10/2030	EUR	200	206
Series 10Y, Reg. S, 4.00%, 10/12/2032	EUR	290	347
European Financial Stability Facility, (Luxembourg),
Reg. S, 0.05%, 10/17/2029	EUR	9,000	9,432
Reg. S, 0.05%, 01/18/2052	EUR	1,000	467
Reg. S, 1.20%, 02/17/2045	EUR	2,325	1,800
Reg. S, 1.70%, 02/13/2043	EUR	1,900	1,665
Reg. S, 1.75%, 07/17/2053	EUR	2,050	1,575
Reg. S, 2.00%, 02/28/2056	EUR	2,000	1,594
Reg. S, 2.38%, 06/21/2032	EUR	5,000	5,547
Reg. S, 2.75%, 12/03/2029	EUR	1,020	1,167
Reg. S, 2.88%, 05/28/2031	EUR	1,000	1,145

SEE NOTES TO FINANCIAL STATEMENTS.

108	SIX CIRCLES TRUST	JUNE 30, 2026

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)
Long Positions — continued
Foreign Government Securities — continued
Sovereign — continued
Reg. S, 3.38%, 04/03/2037	EUR	3,000	3,468
European Stability Mechanism, (Supranational),
Reg. S, 0.01%, 03/04/2030	EUR	1,900	1,972
Reg. S, 0.75%, 09/05/2028	EUR	2,750	3,018
Reg. S, 0.88%, 07/18/2042	EUR	1,020	806
Reg. S, 1.75%, 10/20/2045	EUR	1,050	909
Reg. S, 1.85%, 12/01/2055	EUR	180	141
European Union, (Supranational),
Reg. S, 0.00%, 04/22/2031	EUR	5,800	5,803
Reg. S, 0.45%, 07/04/2041	EUR	13,800	10,023
Reg. S, 0.70%, 07/06/2051	EUR	5,900	3,323
Reg. S, 0.75%, 04/04/2031	EUR	3,925	4,080
Reg. S, 1.00%, 07/06/2032	EUR	5,800	5,945
Reg. S, 1.13%, 04/04/2036	EUR	1,265	1,194
Reg. S, 1.38%, 10/04/2029	EUR	8,000	8,765
Reg. S, 1.50%, 10/04/2035	EUR	5,000	4,944
Reg. S, 2.63%, 07/04/2028	EUR	5,000	5,712
Reg. S, 2.88%, 10/05/2029	EUR	5,000	5,745
Reg. S, 3.38%, 04/04/2032	EUR	1,200	1,408
Reg. S, 3.38%, 10/04/2038	EUR	10,000	11,314
Reg. S, 3.38%, 10/05/2054	EUR	1,900	1,940
Reg. S, 3.75%, 04/04/2042	EUR	5,015	5,785
Reg. S, 4.00%, 10/12/2055	EUR	1,800	2,049
Series SURE, Reg. S, 0.00%, 10/04/2030	EUR	10,000	10,193
Series SURE, Reg. S, 0.10%, 10/04/2040	EUR	7,675	5,515
Series SURE, Reg. S, 0.20%, 06/04/2036	EUR	9,600	8,186
Series SURE, Reg. S, 0.30%, 11/04/2050	EUR	1,220	637
Series SURE, Reg. S, 0.45%, 05/02/2046	EUR	5,000	3,115
Series SURE, Reg. S, 0.75%, 01/04/2047	EUR	5,000	3,310
Series SURE, Reg. S, 1.13%, 06/04/2037	EUR	5,000	4,573
Export Development Canada, (Canada),
Reg. S, 2.63%, 01/18/2029	EUR	500	569
Reg. S, 2.88%, 01/19/2028	EUR	1,000	1,146
Export-Import Bank of China (The), (China),
Series 1910, 3.86%, 05/20/2029	CNY	180,700	28,403
Series 2010, 3.23%, 03/23/2030	CNY	102,400	15,997
Series 2011, 3.74%, 11/16/2030	CNY	10,000	1,607
Series 2210, 3.18%, 03/11/2032	CNY	37,100	5,918
Series 2211, 2.90%, 08/19/2032	CNY	112,000	17,677
Series 2305, 2.87%, 02/06/2028	CNY	97,500	14,691
Series 2310, 3.10%, 02/13/2033	CNY	111,400	17,852
Series 2311, 2.85%, 07/07/2033	CNY	65,300	10,345
Series 2315, 2.50%, 08/04/2028	CNY	7,000	1,053
Series 2410, 2.44%, 04/12/2034	CNY	36,300	5,612

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)

Sovereign — continued
Series 2411, 2.17%, 08/16/2034	CNY	66,900	10,150
Series 2415, 1.86%, 11/08/2029	CNY	171,100	25,486
Export-Import Bank of Korea, (South Korea), Reg. S, 3.42%, 01/06/2029		1,000	967
Finland Government Bond, (Finland),
Series 6Y, Reg. S, 2.50%, 04/15/2030 (e)	EUR	1,810	2,052
Series 6Y, Reg. S, 2.88%, 04/15/2029 (e)	EUR	1,160	1,334
Series 10Y, Reg. S, 0.00%, 09/15/2030 (e)	EUR	2,350	2,399
Series 10Y, Reg. S, 0.13%, 09/15/2031 (e)	EUR	2,215	2,206
Series 10Y, Reg. S, 0.50%, 09/15/2027 (e)	EUR	660	736
Series 10Y, Reg. S, 0.50%, 09/15/2028 (e)	EUR	3,874	4,232
Series 10Y, Reg. S, 0.50%, 09/15/2029 (e)	EUR	3,660	3,909
Series 10Y, Reg. S, 1.50%, 09/15/2032 (e)	EUR	3,070	3,232
Series 10Y, Reg. S, 3.00%, 09/15/2033 (e)	EUR	2,520	2,888
Series 10Y, Reg. S, 3.00%, 09/15/2034 (e)	EUR	3,060	3,485
Series 10Y, Reg. S, 3.00%, 09/15/2035 (e)	EUR	3,460	3,913
Series 10Y, Reg. S, 3.35%, 09/15/2036 (e)	EUR	1,040	1,202
Series 15Y, Reg. S, 2.75%, 04/15/2038 (e)	EUR	2,570	2,768
Series 15Y, Reg. S, 3.55%, 04/15/2041 (e)	EUR	800	915
Series 16Y, Reg. S, 0.13%, 04/15/2036 (e)	EUR	2,140	1,821
Series 16Y, Reg. S, 0.75%, 04/15/2031 (e)	EUR	4,371	4,549
Series 16Y, Reg. S, 1.13%, 04/15/2034 (e)	EUR	1,981	1,971
Series 16Y, Reg. S, 2.75%, 07/04/2028 (e)	EUR	960	1,101
Series 20Y, Reg. S, 0.25%, 09/15/2040 (e)	EUR	3,654	2,659
Series 20Y, Reg. S, 3.20%, 04/15/2045 (e)	EUR	1,260	1,354
Series 21Y, Reg. S, 0.50%, 04/15/2043 (e)	EUR	1,700	1,186
Series 30Y, Reg. S, 1.38%, 04/15/2047 (e)	EUR	3,237	2,453
Series 30Y, Reg. S, 2.63%, 07/04/2042 (e)	EUR	1,375	1,392
Series 31Y, Reg. S, 0.13%, 04/15/2052 (e)	EUR	1,470	676

SEE NOTES TO FINANCIAL STATEMENTS.

JUNE 30, 2026	SIX CIRCLES TRUST	109

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JUNE 30, 2026 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)
Long Positions — continued
Foreign Government Securities — continued
Sovereign — continued
Series 31Y, Reg. S, 2.95%, 04/15/2055 (e)	EUR	3,050	2,972
Finnvera OYJ, (Finland),
Reg. S, 0.00%, 09/15/2027	EUR	500	554
Reg. S, 0.38%, 04/09/2029	EUR	300	321
Reg. S, 0.75%, 08/07/2028	EUR	1,300	1,426
Reg. S, 1.13%, 05/17/2032	EUR	500	516
Reg. S, 1.25%, 07/14/2033	EUR	200	203
Reg. S, 2.13%, 03/08/2028	EUR	300	340
Reg. S, 2.38%, 10/29/2030	EUR	400	448
Reg. S, 2.88%, 08/30/2029	EUR	500	573
French Republic Government Bond OAT, (France),
Reg. S, 0.00%, 11/25/2029 (e)	EUR	26,745	27,821
Reg. S, 0.00%, 11/25/2030 (e)	EUR	23,480	23,651
Reg. S, 0.00%, 11/25/2031 (e)	EUR	23,194	22,548
Reg. S, 0.00%, 05/25/2032 (e)	EUR	21,470	20,477
Reg. S, 0.50%, 05/25/2029 (e)	EUR	22,447	24,059
Reg. S, 0.50%, 05/25/2040 (e)	EUR	22,012	15,968
Reg. S, 0.50%, 06/25/2044 (e)	EUR	12,715	7,924
Reg. S, 0.50%, 05/25/2072 (e)	EUR	6,633	1,938
Reg. S, 0.75%, 02/25/2028 (e)	EUR	30,550	33,834
Reg. S, 0.75%, 05/25/2028 (e)	EUR	21,873	24,108
Reg. S, 0.75%, 11/25/2028 (e)	EUR	25,037	27,315
Reg. S, 0.75%, 05/25/2052 (e)	EUR	13,387	6,821
Reg. S, 0.75%, 05/25/2053 (e)	EUR	14,608	7,213
Reg. S, 1.25%, 05/25/2034 (e)	EUR	24,186	23,619
Reg. S, 1.25%, 05/25/2036 (e)	EUR	24,034	22,149
Reg. S, 1.25%, 05/25/2038 (e)	EUR	17,760	15,389
Reg. S, 1.50%, 05/25/2031 (e)	EUR	22,803	24,339
Reg. S, 1.50%, 05/25/2050 (e)	EUR	12,240	8,170
Reg. S, 1.75%, 06/25/2039 (e)	EUR	13,787	12,405
Reg. S, 1.75%, 05/25/2066 (e)	EUR	6,876	3,963
Reg. S, 2.00%, 11/25/2032 (e)	EUR	22,683	24,177
Reg. S, 2.00%, 05/25/2048 (e)	EUR	11,690	9,096
Reg. S, 2.40%, 09/24/2028 (e)	EUR	16,380	18,590
Reg. S, 2.40%, 09/24/2029 (e)	EUR	7,170	8,095
Reg. S, 2.50%, 09/24/2027 (e)	EUR	14,620	16,677
Reg. S, 2.50%, 05/25/2030 (e)	EUR	27,981	31,565
Reg. S, 2.50%, 05/25/2043 (e)	EUR	12,470	11,515
Reg. S, 2.70%, 02/25/2031 (e)	EUR	20,690	23,385
Reg. S, 2.75%, 10/25/2027 (e)	EUR	23,049	26,372
Reg. S, 2.75%, 02/25/2029 (e)	EUR	32,250	36,853
Reg. S, 2.75%, 02/25/2030 (e)	EUR	32,360	36,862
Reg. S, 3.00%, 05/25/2033 (e)	EUR	17,320	19,495
Reg. S, 3.00%, 11/25/2034 (e)	EUR	17,750	19,660
Reg. S, 3.00%, 06/25/2049 (e)	EUR	5,750	5,357
Reg. S, 3.00%, 05/25/2054 (e)	EUR	9,880	8,761
Reg. S, 3.20%, 05/25/2035 (e)	EUR	21,370	23,898
Reg. S, 3.25%, 05/25/2045 (e)	EUR	11,735	11,854
Reg. S, 3.25%, 05/25/2055 (e)	EUR	9,290	8,607
Reg. S, 3.50%, 11/25/2033 (e)	EUR	20,755	24,011
Reg. S, 3.50%, 11/25/2035 (e)	EUR	23,819	27,124

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)

Sovereign — continued
Reg. S, 3.60%, 05/25/2042 (e)	EUR	9,520	10,314
Reg. S, 3.75%, 05/25/2056 (e)	EUR	11,540	11,695
Reg. S, 3.80%, 06/25/2037 (e)	EUR	2,570	2,964
Reg. S, 4.00%, 10/25/2038 (e)	EUR	6,769	7,884
Reg. S, 4.00%, 04/25/2055 (e)	EUR	6,181	6,596
Reg. S, 4.00%, 04/25/2060 (e)	EUR	8,877	9,315
Reg. S, 4.10%, 05/25/2046 (e)	EUR	4,520	5,100
Reg. S, 4.40%, 05/25/2057 (e)	EUR	2,730	3,089
Reg. S, 4.50%, 04/25/2041 (e)	EUR	13,642	16,528
Reg. S, 4.75%, 04/25/2035 (e)	EUR	11,727	14,697
Reg. S, 5.50%, 04/25/2029 (e)	EUR	4,037	4,953
Reg. S, 5.75%, 10/25/2032 (e)	EUR	14,359	18,824
Hellenic Republic Government Bond, (Greece),
Reg. S, 0.75%, 06/18/2031 (e)	EUR	2,170	2,233
Reg. S, 1.50%, 06/18/2030 (e)	EUR	2,940	3,196
Reg. S, 1.75%, 06/18/2032 (e)	EUR	1,410	1,499
Reg. S, 1.88%, 02/04/2035 (e)	EUR	3,250	3,299
Reg. S, 1.88%, 01/24/2052 (e)	EUR	1,580	1,157
Reg. S, 3.38%, 06/15/2034 (e)	EUR	1,480	1,699
Reg. S, 3.38%, 06/16/2036 (e)	EUR	2,680	3,022
Reg. S, 3.63%, 06/15/2035 (e)	EUR	2,655	3,077
Reg. S, 3.75%, 01/30/2028	EUR	1,400	1,629
Reg. S, 3.88%, 06/15/2028 (e)	EUR	3,540	4,141
Reg. S, 3.88%, 03/12/2029 (e)	EUR	1,480	1,741
Reg. S, 3.90%, 01/30/2033	EUR	2,030	2,421
Reg. S, 4.00%, 01/30/2037	EUR	3,310	3,921
Reg. S, 4.13%, 06/15/2054 (e)	EUR	1,000	1,122
Reg. S, 4.20%, 01/30/2042	EUR	2,590	3,067
Reg. S, 4.25%, 06/15/2033 (e)	EUR	2,040	2,486
Reg. S, 4.38%, 07/18/2038 (e)	EUR	1,100	1,342
Hong Kong Government Bond Programme, (Hong Kong),
1.59%, 03/04/2036	HKD	3,100	338
1.89%, 03/02/2032	HKD	4,000	478
1.97%, 01/17/2029	HKD	2,400	300
2.02%, 03/07/2034	HKD	3,000	353
Hong Kong Government Infrastructure Bond Programme, (Hong Kong),
2.70%, 05/15/2030	HKD	10,000	1,265
3.84%, 01/16/2035	HKD	1,000	133
Hong Kong Government International Bond, (Hong Kong),
Reg. S, 2.95%, 06/07/2028	CNH	8,500	1,287
Reg. S, 3.00%, 11/30/2026	CNH	10,000	1,482
Reg. S, 3.30%, 06/07/2033	CNH	16,000	2,591
Housing & Development Board, (Singapore), Reg. S, 2.47%, 01/21/2036	SGD	1,750	1,380
Housing Australia, (Australia), Reg. S, 1.41%, 06/29/2032	AUD	460	261

SEE NOTES TO FINANCIAL STATEMENTS.

110	SIX CIRCLES TRUST	JUNE 30, 2026

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)
Long Positions — continued
Foreign Government Securities — continued
Sovereign — continued
Housing New Zealand Ltd., (New Zealand), Reg. S, 1.53%, 09/10/2035	NZD	400	175
Hungary Government Bond, (Hungary),
Series 27/A, 3.00%, 10/27/2027	HUF	194,780	610
Series 28/B, 4.50%, 03/23/2028	HUF	422,060	1,343
Series 28/A, 6.75%, 10/22/2028	HUF	775,000	2,580
Series 29/A, 2.00%, 05/23/2029	HUF	805,790	2,382
Series 30/A, 3.00%, 08/21/2030	HUF	297,350	884
Series 31/A, 3.25%, 10/22/2031	HUF	207,050	611
Series 31/B, 6.75%, 07/23/2031	HUF	896,160	3,090
Series 32/G, 4.50%, 05/27/2032	HUF	372,050	1,163
Series 32/A, 4.75%, 11/24/2032	HUF	954,660	3,018
Series 33/A, 2.25%, 04/20/2033	HUF	897,390	2,430
Series 34/A, 2.25%, 06/22/2034	HUF	100,520	264
Series 35/A, 7.00%, 10/24/2035	HUF	1,061,530	3,884
Series 37/A, 6.25%, 09/23/2037	HUF	324,510	1,145
Series 38/A, 3.00%, 10/27/2038	HUF	318,380	829
Series 41/A, 3.00%, 04/25/2041	HUF	554,670	1,392
Hungary Government International Bond, (Hungary),
Series 10Y, Reg. S, 0.50%, 11/18/2030	EUR	1,000	1,016
Series 10Y, Reg. S, 1.75%, 10/10/2027	EUR	825	929
Series 12Y, Reg. S, 1.63%, 04/28/2032	EUR	1,000	1,037
Series 15Y, Reg. S, 1.75%, 06/05/2035	EUR	2,000	1,929
Indonesia Government International Bond, (Indonesia),
0.90%, 02/14/2027	EUR	1,600	1,804
2.90%, 10/31/2035	CNH	13,000	1,886
Reg. S, 3.75%, 06/14/2028	EUR	1,000	1,148
5.60%, 01/15/2035		200	203
Indonesia Treasury Bond, (Indonesia),
Series 100, 6.63%, 02/15/2034	IDR	119,992,000	6,426
Series 101, 6.88%, 04/15/2029	IDR	78,464,000	4,345
Series 102, 6.88%, 07/15/2054	IDR	26,181,000	1,381
Series 103, 6.75%, 07/15/2035	IDR	181,883,000	9,786
Series 104, 6.50%, 07/15/2030	IDR	127,868,000	6,966
Series 106, 7.13%, 08/15/2040	IDR	151,315,000	8,366
Series 107, 7.13%, 08/15/2045	IDR	61,411,000	3,403
Series 108, 6.50%, 04/15/2036	IDR	30,254,000	1,614
Series 109, 5.88%, 03/15/2031	IDR	62,000,000	3,299
Series FR65, 6.63%, 05/15/2033	IDR	400,000	22
Series FR67, 8.75%, 02/15/2044	IDR	2,074,000	132
Series FR75, 7.50%, 05/15/2038	IDR	1,300,000	74
Series FR76, 7.38%, 05/15/2048	IDR	26,953,000	1,511
Series FR78, 8.25%, 05/15/2029	IDR	1,000,000	57
Series FR79, 8.38%, 04/15/2039	IDR	13,027,000	795
Series FR80, 7.50%, 06/15/2035	IDR	47,876,000	2,706

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)

Sovereign — continued
Series FR82, 7.00%, 09/15/2030	IDR	38,229,000	2,115
Series FR83, 7.50%, 04/15/2040	IDR	65,817,000	3,724
Series FR87, 6.50%, 02/15/2031	IDR	129,043,000	7,002
Series FR89, 6.88%, 08/15/2051	IDR	34,705,000	1,844
Series FR91, 6.38%, 04/15/2032	IDR	69,446,000	3,706
Series FR95, 6.38%, 08/15/2028	IDR	98,058,000	5,402
Series FR96, 7.00%, 02/15/2033	IDR	89,577,000	4,923
Series FR97, 7.13%, 06/15/2043	IDR	40,858,000	2,239
Series FR98, 7.13%, 06/15/2038	IDR	66,513,000	3,648
Instituto de Credito Oficial, (Spain),
Reg. S, 2.45%, 04/30/2030	EUR	200	226
Reg. S, 2.65%, 01/31/2028	EUR	100	114
Reg. S, 2.70%, 10/31/2030	EUR	400	455
Reg. S, 2.80%, 04/30/2032	EUR	200	227
Reg. S, 3.05%, 10/31/2027	EUR	1,000	1,149
Reg. S, 3.05%, 10/31/2029	EUR	200	231
Reg. S, 3.05%, 04/30/2031	EUR	400	462
Ireland Government Bond, (Ireland),
Reg. S, 0.00%, 10/18/2031	EUR	4,867	4,832
Reg. S, 0.20%, 05/15/2027	EUR	4,480	5,022
Reg. S, 0.20%, 10/18/2030	EUR	2,541	2,620
Reg. S, 0.35%, 10/18/2032	EUR	1,460	1,436
Reg. S, 0.40%, 05/15/2035	EUR	3,160	2,898
Reg. S, 0.55%, 04/22/2041	EUR	1,825	1,415
Reg. S, 0.90%, 05/15/2028	EUR	1,812	2,010
Reg. S, 1.10%, 05/15/2029	EUR	5,627	6,171
Reg. S, 1.30%, 05/15/2033	EUR	1,230	1,276
Reg. S, 1.35%, 03/18/2031	EUR	3,315	3,574
Reg. S, 1.50%, 05/15/2050	EUR	3,733	2,894
Reg. S, 1.70%, 05/15/2037	EUR	3,400	3,382
Reg. S, 2.00%, 02/18/2045	EUR	4,615	4,246
Reg. S, 2.40%, 05/15/2030	EUR	2,350	2,663
Reg. S, 2.60%, 10/18/2034	EUR	3,250	3,630
Reg. S, 3.00%, 10/18/2043	EUR	1,850	2,005
Reg. S, 3.10%, 06/18/2036	EUR	1,850	2,124
Reg. S, 3.15%, 10/18/2055	EUR	920	964
Israel Government AID Bond, (Israel), Series 30Y, 5.50%, 09/18/2033		525	559
Israel Government Bond — Fixed, (Israel),
Series 142, 5.50%, 01/31/2042	ILS	290	117
Series 327, 2.00%, 03/31/2027	ILS	800	268
Series 330, 1.00%, 03/31/2030	ILS	1,200	371
Series 335, 4.00%, 03/30/2035	ILS	930	323
Series 537, 1.50%, 05/31/2037	ILS	305	82
Series 1035, 4.15%, 10/31/2035	ILS	1,000	358
Italy Buoni Poliennali Del Tesoro, (Italy),
Series 3Y, Reg. S, 2.35%, 01/15/2029	EUR	7,980	9,028
Series 3Y, Reg. S, 2.40%, 03/15/2029	EUR	4,500	5,093

SEE NOTES TO FINANCIAL STATEMENTS.

JUNE 30, 2026	SIX CIRCLES TRUST	111

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JUNE 30, 2026 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)
Long Positions — continued
Foreign Government Securities — continued
Sovereign — continued
Series 3Y, Reg. S, 2.65%, 06/15/2028	EUR	5,800	6,622
Series 3Y, Reg. S, 2.70%, 10/15/2027	EUR	7,970	9,111
Series 5Y, Reg. S, 2.65%, 12/01/2027	EUR	27,620	31,563
Series 5Y, Reg. S, 2.70%, 10/01/2030 (e)	EUR	4,010	4,539
Series 5Y, Reg. S, 2.85%, 02/01/2031	EUR	11,960	13,591
Series 5Y, Reg. S, 2.95%, 07/01/2030	EUR	12,830	14,684
Series 5Y, Reg. S, 3.00%, 10/01/2029	EUR	17,875	20,534
Series 5Y, Reg. S, 3.35%, 07/01/2029	EUR	7,570	8,786
Series 5Y, Reg. S, 3.40%, 04/01/2028	EUR	8,170	9,451
Series 5Y, Reg. S, 3.80%, 08/01/2028	EUR	5,890	6,879
Series 5Y, Reg. S, 4.10%, 02/01/2029	EUR	5,835	6,889
Series 7Y, Reg. S, 0.25%, 03/15/2028	EUR	11,660	12,797
Series 7Y, Reg. S, 0.45%, 02/15/2029	EUR	6,800	7,327
Series 7Y, Reg. S, 0.50%, 07/15/2028	EUR	8,744	9,568
Series 7Y, Reg. S, 0.95%, 09/15/2027	EUR	3,660	4,101
Series 7Y, Reg. S, 2.80%, 06/15/2029	EUR	4,820	5,511
Series 7Y, Reg. S, 3.15%, 11/15/2031 (e)	EUR	6,610	7,587
Series 7Y, Reg. S, 3.15%, 03/15/2033 (e)	EUR	9,160	10,414
Series 7Y, Reg. S, 3.25%, 07/15/2032 (e)	EUR	8,450	9,708
Series 7Y, Reg. S, 3.25%, 11/15/2032 (e)	EUR	5,710	6,546
Series 7Y, Reg. S, 3.30%, 06/15/2033	EUR	9,850	11,278
Series 7Y, Reg. S, 3.45%, 07/15/2031	EUR	6,590	7,682
Series 7Y, Reg. S, 3.50%, 02/15/2031 (e)	EUR	4,310	5,035
Series 7Y, Reg. S, 3.70%, 06/15/2030	EUR	4,010	4,718
Series 7Y, Reg. S, 3.85%, 12/15/2029	EUR	8,510	10,043
Series 7Y, Reg. S, 4.00%, 11/15/2030	EUR	12,140	14,464
Series 8Y, Reg. S, 0.85%, 01/15/2027	EUR	4,975	5,637
Series 8Y, Reg. S, 4.00%, 10/30/2031 (e)	EUR	4,430	5,303
Series 10Y, Reg. S, 0.60%, 08/01/2031 (e)	EUR	14,464	14,676
Series 10Y, Reg. S, 0.95%, 08/01/2030	EUR	12,390	13,110
Series 10Y, Reg. S, 0.95%, 12/01/2031 (e)	EUR	9,585	9,817
Series 10Y, Reg. S, 0.95%, 06/01/2032	EUR	8,745	8,841
Series 10Y, Reg. S, 1.65%, 12/01/2030 (e)	EUR	10,474	11,340
Series 10Y, Reg. S, 2.00%, 02/01/2028	EUR	11,482	12,992
Series 10Y, Reg. S, 2.50%, 12/01/2032	EUR	9,410	10,344
Series 10Y, Reg. S, 2.80%, 12/01/2028	EUR	12,440	14,256
Series 10Y, Reg. S, 3.00%, 08/01/2029	EUR	11,056	12,723
Series 10Y, Reg. S, 3.45%, 02/01/2036	EUR	8,540	9,676
Series 10Y, Reg. S, 3.60%, 10/01/2035	EUR	7,430	8,542
Series 10Y, Reg. S, 3.65%, 08/01/2035 (e)	EUR	8,760	10,122
Series 10Y, Reg. S, 3.80%, 07/01/2036 (e)	EUR	5,520	6,412

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)

Sovereign — continued
Series 10Y, Reg. S, 3.85%, 07/01/2034	EUR	9,820	11,584
Series 10Y, Reg. S, 4.20%, 03/01/2034	EUR	6,290	7,601
Series 10Y, Reg. S, 4.35%, 11/01/2033	EUR	7,510	9,160
Series 10Y, Reg. S, 4.40%, 05/01/2033	EUR	6,270	7,676
Series 11Y, Reg. S, 0.90%, 04/01/2031	EUR	12,357	12,840
Series 11Y, Reg. S, 1.35%, 04/01/2030	EUR	3,150	3,410
Series 11Y, Reg. S, 3.85%, 02/01/2035	EUR	6,060	7,128
Series 13Y, Reg. S, 4.00%, 04/30/2035 (e)	EUR	3,670	4,367
Series 13Y, Reg. S, 4.05%, 10/30/2037 (e)	EUR	3,520	4,156
Series 15Y, Reg. S, 2.45%, 09/01/2033 (e)	EUR	7,430	8,063
Series 15Y, Reg. S, 3.85%, 10/01/2040 (e)	EUR	9,590	10,858
Series 15Y, Reg. S, 3.95%, 10/01/2041 (e)	EUR	4,660	5,293
Series 15Y, Reg. S, 4.15%, 10/01/2039 (e)	EUR	6,260	7,366
Series 15Y, Reg. S, 4.75%, 09/01/2028 (e)	EUR	16,730	19,938
Series 16Y, Reg. S, 0.95%, 03/01/2037 (e)	EUR	11,714	10,218
Series 16Y, Reg. S, 1.45%, 03/01/2036 (e)	EUR	13,229	12,536
Series 16Y, Reg. S, 3.25%, 03/01/2038 (e)	EUR	3,490	3,806
Series 16Y, Reg. S, 3.35%, 03/01/2035 (e)	EUR	8,010	9,100
Series 16Y, Reg. S, 3.50%, 03/01/2030 (e)	EUR	6,136	7,175
Series 17Y, Reg. S, 1.65%, 03/01/2032 (e)	EUR	10,936	11,587
Series 20Y, Reg. S, 2.25%, 09/01/2036 (e)	EUR	11,674	11,836
Series 20Y, Reg. S, 2.95%, 09/01/2038 (e)	EUR	5,810	6,118
Series 20Y, Reg. S, 4.10%, 04/30/2046 (e)	EUR	3,730	4,220
Series 20Y, Reg. S, 4.45%, 09/01/2043 (e)	EUR	7,010	8,374
Series 21Y, Reg. S, 1.80%, 03/01/2041 (e)	EUR	10,864	9,455
Series 21Y, Reg. S, 3.10%, 03/01/2040 (e)	EUR	6,622	6,949
Series 24Y, Reg. S, 1.50%, 04/30/2045 (e)	EUR	4,831	3,628
Series 30Y, Reg. S, 2.15%, 09/01/2052 (e)	EUR	4,461	3,379
Series 30Y, Reg. S, 2.45%, 09/01/2050 (e)	EUR	5,862	4,860
Series 30Y, Reg. S, 3.85%, 09/01/2049 (e)	EUR	7,250	7,816

SEE NOTES TO FINANCIAL STATEMENTS.

112	SIX CIRCLES TRUST	JUNE 30, 2026

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)
Long Positions — continued
Foreign Government Securities — continued
Sovereign — continued
Series 30Y, Reg. S, 4.30%, 10/01/2054 (e)	EUR	6,280	7,101
Series 30Y, Reg. S, 4.50%, 10/01/2053 (e)	EUR	5,235	6,126
Series 30Y, Reg. S, 4.65%, 10/01/2055 (e)	EUR	3,710	4,414
Series 30Y, Reg. S, 6.50%, 11/01/2027	EUR	890	1,068
Series 31Y, Reg. S, 1.70%, 09/01/2051 (e)	EUR	7,887	5,431
Series 31Y, Reg. S, 2.70%, 03/01/2047 (e)	EUR	8,600	7,815
Series 31Y, Reg. S, 3.25%, 09/01/2046 (e)	EUR	6,886	6,880
Series 31Y, Reg. S, 3.45%, 03/01/2048 (e)	EUR	7,855	8,010
Series 31Y, Reg. S, 4.00%, 02/01/2037 (e)	EUR	8,430	9,968
Series 31Y, Reg. S, 4.75%, 09/01/2044 (e)	EUR	7,935	9,834
Series 31Y, Reg. S, 5.00%, 08/01/2034 (e)	EUR	12,806	16,301
Series 31Y, Reg. S, 5.00%, 09/01/2040 (e)	EUR	5,940	7,604
Series 31Y, Reg. S, 5.25%, 11/01/2029	EUR	1,777	2,188
Series 31Y, Reg. S, 5.75%, 02/01/2033	EUR	7,810	10,261
Series 31Y, Reg. S, 6.00%, 05/01/2031	EUR	4,453	5,778
Series 32Y, Reg. S, 5.00%, 08/01/2039 (e)	EUR	7,023	8,991
Series 50Y, Reg. S, 2.15%, 03/01/2072 (e)	EUR	4,620	3,158
Series 50Y, Reg. S, 2.80%, 03/01/2067 (e)	EUR	3,525	2,875
Japan Bank for International Cooperation, (Japan),
3.13%, 02/15/2028	EUR	1,000	1,148
3.13%, 04/22/2031	EUR	1,000	1,147
Japan Expressway Holding and Debt Repayment Agency, (Japan),
Series 37, 2.42%, 06/20/2028	JPY	100,000	625
Series 75, 1.96%, 09/19/2031	JPY	100,000	609
Japan Government Five Year Bond, (Japan),
Series 1, 0.30%, 12/20/2028	JPY	445,900	2,670
Series 151, 0.01%, 03/20/2027	JPY	173,000	1,056
Series 153, 0.01%, 06/20/2027	JPY	4,970,450	30,238
Series 154, 0.10%, 09/20/2027	JPY	4,855,000	29,464
Series 155, 0.30%, 12/20/2027	JPY	3,260,550	19,771
Series 156, 0.20%, 12/20/2027	JPY	2,476,550	14,995
Series 157, 0.20%, 03/20/2028	JPY	2,958,550	17,849

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)

Sovereign — continued
Series 158, 0.10%, 03/20/2028	JPY	4,656,250	28,042
Series 159, 0.10%, 06/20/2028	JPY	809,100	4,853
Series 160, 0.20%, 06/20/2028	JPY	3,290,450	19,777
Series 161, 0.30%, 06/20/2028	JPY	1,290,000	7,768
Series 162, 0.30%, 09/20/2028	JPY	1,924,950	11,551
Series 163, 0.40%, 09/20/2028	JPY	984,400	5,920
Series 164, 0.20%, 12/20/2028	JPY	3,606,700	21,506
Series 165, 0.30%, 12/20/2028	JPY	1,890,800	11,302
Series 166, 0.40%, 12/20/2028	JPY	2,139,800	12,823
Series 167, 0.40%, 03/20/2029	JPY	2,919,150	17,430
Series 168, 0.60%, 03/20/2029	JPY	800,000	4,803
Series 170, 0.60%, 06/20/2029	JPY	1,390,400	8,320
Series 171, 0.40%, 06/20/2029	JPY	2,846,150	16,931
Series 172, 0.50%, 06/20/2029	JPY	1,033,250	6,164
Series 174, 0.70%, 09/20/2029	JPY	450,000	2,690
Series 175, 0.90%, 12/20/2029	JPY	2,000,000	11,991
Series 177, 1.10%, 12/20/2029	JPY	1,853,000	11,187
Series 178, 1.00%, 03/20/2030	JPY	620,000	3,717
Series 179, 1.00%, 06/20/2030	JPY	709,600	4,238
Series 183, 1.60%, 12/20/2030	JPY	817,700	4,975
Series 184, 1.80%, 03/20/2031	JPY	1,035,000	6,339
Japan Government Forty Year Bond, (Japan),
Series 1, 2.40%, 03/20/2048	JPY	100,000	497
Series 3, 2.20%, 03/20/2050	JPY	497,000	2,309
Series 6, 1.90%, 03/20/2053	JPY	650	3
Series 7, 1.70%, 03/20/2054	JPY	211,750	822
Series 8, 1.40%, 03/20/2055	JPY	495,250	1,747
Series 9, 0.40%, 03/20/2056	JPY	3,171,650	7,767
Series 10, 0.90%, 03/20/2057	JPY	548,400	1,610
Series 11, 0.80%, 03/20/2058	JPY	878,650	2,451
Series 12, 0.50%, 03/20/2059	JPY	2,743,900	6,627
Series 13, 0.50%, 03/20/2060	JPY	4,152,950	9,919
Series 14, 0.70%, 03/20/2061	JPY	1,041,550	2,675
Series 15, 1.00%, 03/20/2062	JPY	1,159,000	3,302
Series 16, 1.30%, 03/20/2063	JPY	1,953,750	6,144
Series 17, 2.20%, 03/20/2064	JPY	838,950	3,496
Series 18, 3.10%, 03/20/2065	JPY	515,100	2,710
Japan Government Ten Year Bond, (Japan),
Series 1, 0.70%, 12/20/2033	JPY	4,108,400	22,475
Series 2, 1.00%, 03/20/2034	JPY	1,707,350	9,495
Series 347, 0.10%, 06/20/2027	JPY	4,300,000	26,184
Series 348, 0.10%, 09/20/2027	JPY	1,011,750	6,140
Series 349, 0.10%, 12/20/2027	JPY	5,234,800	31,650
Series 350, 0.10%, 03/20/2028	JPY	3,753,900	22,608
Series 351, 0.10%, 06/20/2028	JPY	2,159,350	12,954
Series 353, 0.10%, 12/20/2028	JPY	6,724,200	40,004
Series 354, 0.10%, 03/20/2029	JPY	2,650,000	15,701
Series 355, 0.10%, 06/20/2029	JPY	384,150	2,265
Series 356, 0.10%, 09/20/2029	JPY	6,281,650	36,836
Series 357, 0.10%, 12/20/2029	JPY	3,714,400	21,663
Series 358, 0.10%, 03/20/2030	JPY	4,869,700	28,242

SEE NOTES TO FINANCIAL STATEMENTS.

JUNE 30, 2026	SIX CIRCLES TRUST	113

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JUNE 30, 2026 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)
Long Positions — continued
Foreign Government Securities — continued
Sovereign — continued
Series 359, 0.10%, 06/20/2030	JPY	10,262,200	59,151
Series 360, 0.10%, 09/20/2030	JPY	3,321,950	19,031
Series 361, 0.10%, 12/20/2030	JPY	8,092,700	46,062
Series 362, 0.10%, 03/20/2031	JPY	5,815,300	32,898
Series 363, 0.10%, 06/20/2031	JPY	3,923,000	22,060
Series 364, 0.10%, 09/20/2031	JPY	4,651,900	25,983
Series 365, 0.10%, 12/20/2031	JPY	2,688,750	14,918
Series 366, 0.20%, 03/20/2032	JPY	8,937,550	49,551
Series 367, 0.20%, 06/20/2032	JPY	8,561,000	47,140
Series 368, 0.20%, 09/20/2032	JPY	8,130,250	44,460
Series 369, 0.50%, 12/20/2032	JPY	1,591,000	8,818
Series 370, 0.50%, 03/20/2033	JPY	5,753,250	31,697
Series 371, 0.40%, 06/20/2033	JPY	5,380,800	29,203
Series 372, 0.80%, 09/20/2033	JPY	1,971,050	10,940
Series 373, 0.60%, 12/20/2033	JPY	4,620,600	25,083
Series 374, 0.80%, 03/20/2034	JPY	3,698,700	20,255
Series 375, 1.10%, 06/20/2034	JPY	2,962,800	16,515
Series 376, 0.90%, 09/20/2034	JPY	3,318,150	18,083
Series 377, 1.20%, 12/20/2034	JPY	3,859,350	21,421
Series 378, 1.40%, 03/20/2035	JPY	3,106,900	17,445
Series 379, 1.50%, 06/20/2035	JPY	2,945,600	16,600
Series 380, 1.70%, 09/20/2035	JPY	799,650	4,562
Series 381, 2.10%, 12/20/2035	JPY	997,400	5,868
Series 382, 2.40%, 03/20/2036	JPY	318,950	1,918
Japan Government Thirty Year Bond, (Japan),
Series 11, 1.70%, 06/20/2033	JPY	100,000	594
Series 21, 2.30%, 12/20/2035	JPY	704,850	4,219
Series 22, 2.50%, 03/20/2036	JPY	116,250	706
Series 23, 2.50%, 06/20/2036	JPY	200,000	1,211
Series 24, 2.50%, 09/20/2036	JPY	46,950	283
Series 33, 2.00%, 09/20/2040	JPY	697,700	3,707
Series 34, 2.20%, 03/20/2041	JPY	23,000	124
Series 35, 2.00%, 09/20/2041	JPY	240,000	1,250
Series 36, 2.00%, 03/20/2042	JPY	194,000	1,001
Series 37, 1.90%, 09/20/2042	JPY	355,250	1,786
Series 40, 1.80%, 09/20/2043	JPY	651,750	3,158
Series 42, 1.70%, 03/20/2044	JPY	1,650,000	7,771
Series 43, 1.70%, 06/20/2044	JPY	620,200	2,905
Series 44, 1.70%, 09/20/2044	JPY	764,000	3,558
Series 46, 1.50%, 03/20/2045	JPY	341,000	1,514
Series 47, 1.60%, 06/20/2045	JPY	2,799,700	12,596
Series 49, 1.40%, 12/20/2045	JPY	2,264,500	9,683
Series 50, 0.80%, 03/20/2046	JPY	807,100	3,014
Series 51, 0.30%, 06/20/2046	JPY	4,907,000	16,052
Series 52, 0.50%, 09/20/2046	JPY	1,123,350	3,830
Series 54, 0.80%, 03/20/2047	JPY	955,400	3,452
Series 56, 0.80%, 09/20/2047	JPY	526,650	1,871
Series 57, 0.80%, 12/20/2047	JPY	219,750	774
Series 58, 0.80%, 03/20/2048	JPY	1,110,150	3,880
Series 59, 0.70%, 06/20/2048	JPY	1,100,000	3,714
Series 60, 0.90%, 09/20/2048	JPY	492,500	1,741
Series 61, 0.70%, 12/20/2048	JPY	485,650	1,614

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)

Sovereign — continued
Series 62, 0.50%, 03/20/2049	JPY	1,837,100	5,718
Series 63, 0.40%, 06/20/2049	JPY	3,591,800	10,740
Series 64, 0.40%, 09/20/2049	JPY	2,810,150	8,326
Series 65, 0.40%, 12/20/2049	JPY	2,695,750	7,908
Series 66, 0.40%, 03/20/2050	JPY	3,138,300	9,118
Series 67, 0.60%, 06/20/2050	JPY	1,931,400	5,920
Series 68, 0.60%, 09/20/2050	JPY	1,464,000	4,447
Series 69, 0.70%, 12/20/2050	JPY	972,450	3,021
Series 70, 0.70%, 03/20/2051	JPY	871,500	2,683
Series 71, 0.70%, 06/20/2051	JPY	838,350	2,557
Series 72, 0.70%, 09/20/2051	JPY	451,000	1,363
Series 73, 0.70%, 12/20/2051	JPY	1,159,500	3,475
Series 74, 1.00%, 03/20/2052	JPY	709,600	2,325
Series 75, 1.30%, 06/20/2052	JPY	204,800	728
Series 76, 1.40%, 09/20/2052	JPY	933,000	3,398
Series 77, 1.60%, 12/20/2052	JPY	925,150	3,541
Series 78, 1.40%, 03/20/2053	JPY	886,000	3,201
Series 79, 1.20%, 06/20/2053	JPY	1,036,300	3,521
Series 80, 1.80%, 09/20/2053	JPY	700,050	2,795
Series 81, 1.60%, 12/20/2053	JPY	1,036,600	3,915
Series 82, 1.80%, 03/20/2054	JPY	1,115,650	4,428
Series 83, 2.20%, 06/20/2054	JPY	431,000	1,885
Series 84, 2.10%, 09/20/2054	JPY	1,788,450	7,625
Series 85, 2.30%, 12/20/2054	JPY	962,700	4,302
Series 86, 2.40%, 03/20/2055	JPY	649,150	2,971
Series 87, 2.80%, 06/20/2055	JPY	1,298,400	6,487
Series 88, 3.20%, 09/20/2055	JPY	208,000	1,126
Series 89, 3.40%, 12/20/2055	JPY	527,300	2,967
Japan Government Twenty Year Bond, (Japan),
Series 105, 2.10%, 09/20/2028	JPY	214,950	1,342
Series 117, 2.10%, 03/20/2030	JPY	1,267,800	7,911
Series 118, 2.00%, 06/20/2030	JPY	2,006,800	12,463
Series 121, 1.90%, 09/20/2030	JPY	2,832,550	17,494
Series 122, 1.80%, 09/20/2030	JPY	924,000	5,683
Series 129, 1.80%, 06/20/2031	JPY	233,450	1,428
Series 140, 1.70%, 09/20/2032	JPY	163,950	984
Series 142, 1.80%, 12/20/2032	JPY	1,010,900	6,089
Series 143, 1.60%, 03/20/2033	JPY	1,004,800	5,958
Series 145, 1.70%, 06/20/2033	JPY	314,200	1,867
Series 146, 1.70%, 09/20/2033	JPY	263,250	1,558
Series 147, 1.60%, 12/20/2033	JPY	2,100,000	12,284
Series 148, 1.50%, 03/20/2034	JPY	450,250	2,602
Series 149, 1.50%, 06/20/2034	JPY	498,700	2,869
Series 151, 1.20%, 12/20/2034	JPY	1,265,700	7,028
Series 153, 1.30%, 06/20/2035	JPY	5,464,050	30,265
Series 154, 1.20%, 09/20/2035	JPY	289,150	1,578
Series 155, 1.00%, 12/20/2035	JPY	1,857,350	9,880
Series 156, 0.40%, 03/20/2036	JPY	5,461,950	27,170
Series 157, 0.20%, 06/20/2036	JPY	12,746,600	61,483
Series 158, 0.50%, 09/20/2036	JPY	296,700	1,466
Series 160, 0.70%, 03/20/2037	JPY	385,550	1,915
Series 161, 0.60%, 06/20/2037	JPY	2,625,000	12,785

SEE NOTES TO FINANCIAL STATEMENTS.

114	SIX CIRCLES TRUST	JUNE 30, 2026

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)
Long Positions — continued
Foreign Government Securities — continued
Sovereign — continued
Series 162, 0.60%, 09/20/2037	JPY	119,400	576
Series 163, 0.60%, 12/20/2037	JPY	754,550	3,610
Series 164, 0.50%, 03/20/2038	JPY	1,761,250	8,245
Series 165, 0.50%, 06/20/2038	JPY	1,673,650	7,762
Series 167, 0.50%, 12/20/2038	JPY	2,482,750	11,298
Series 168, 0.40%, 03/20/2039	JPY	1,785,750	7,936
Series 169, 0.30%, 06/20/2039	JPY	2,784,700	12,073
Series 170, 0.30%, 09/20/2039	JPY	3,091,150	13,265
Series 171, 0.30%, 12/20/2039	JPY	4,961,700	21,091
Series 172, 0.40%, 03/20/2040	JPY	2,467,150	10,547
Series 173, 0.40%, 06/20/2040	JPY	3,206,400	13,572
Series 174, 0.40%, 09/20/2040	JPY	2,658,750	11,146
Series 175, 0.50%, 12/20/2040	JPY	2,255,050	9,521
Series 176, 0.50%, 03/20/2041	JPY	2,310,300	9,667
Series 177, 0.40%, 06/20/2041	JPY	3,325,700	13,557
Series 178, 0.50%, 09/20/2041	JPY	1,897,850	7,800
Series 179, 0.50%, 12/20/2041	JPY	5,624,700	22,904
Series 180, 0.80%, 03/20/2042	JPY	1,190,000	5,069
Series 181, 0.90%, 06/20/2042	JPY	483,200	2,077
Series 182, 1.10%, 09/20/2042	JPY	481,400	2,127
Series 183, 1.40%, 12/20/2042	JPY	491,050	2,268
Series 184, 1.10%, 03/20/2043	JPY	357,000	1,555
Series 185, 1.10%, 06/20/2043	JPY	1,072,150	4,636
Series 186, 1.50%, 09/20/2043	JPY	733,950	3,382
Series 187, 1.30%, 12/20/2043	JPY	2,016,000	8,911
Series 188, 1.60%, 03/20/2044	JPY	1,420,550	6,571
Series 189, 1.90%, 06/20/2044	JPY	546,350	2,646
Series 190, 1.80%, 09/20/2044	JPY	2,372,750	11,242
Series 191, 2.00%, 12/20/2044	JPY	1,287,150	6,281
Series 192, 2.40%, 03/20/2045	JPY	799,400	4,148
Series 193, 2.50%, 06/20/2045	JPY	1,151,100	6,051
Series 194, 2.70%, 09/20/2045	JPY	256,150	1,384
Series 195, 3.20%, 12/20/2045	JPY	352,300	2,047
Series 196, 3.40%, 03/20/2046	JPY	96,850	578
Japan Government Two Year Bond, (Japan),
Series 474, 0.70%, 07/01/2027	JPY	189,400	1,160
Series 483, 1.40%, 04/01/2028	JPY	1,027,650	6,326
Japan Housing Finance Agency, (Japan), Series 108, 1.43%, 06/18/2027	JPY	100,000	616
Japanese Government CPI Linked Bond, (Japan), Series 25, 0.20%, 03/10/2030	JPY	112,512	721
Jersey International Bond, (Jersey), Reg. S, 3.75%, 06/09/2054	GBP	400	375
Kazakhstan Government International Bond, (Kazakhstan),
Reg. S, 0.60%, 09/30/2026	EUR	10,000	11,354
Reg. S, 1.50%, 09/30/2034	EUR	400	380
Kingdom of Belgium Government Bond, (Belgium),
Series 44, Reg. S, 5.00%, 03/28/2035 (e)	EUR	7,220	9,311

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)

Sovereign — continued
Series 60, Reg. S, 4.25%, 03/28/2041 (e)	EUR	6,970	8,355
Series 66, Reg. S, 4.00%, 03/28/2032	EUR	5,072	6,117
Series 71, Reg. S, 3.75%, 06/22/2045	EUR	4,373	4,815
Series 73, Reg. S, 3.00%, 06/22/2034 (e)	EUR	5,758	6,495
Series 75, Reg. S, 1.00%, 06/22/2031 (e)	EUR	7,167	7,487
Series 76, Reg. S, 1.90%, 06/22/2038 (e)	EUR	3,510	3,349
Series 78, Reg. S, 1.60%, 06/22/2047 (e)	EUR	4,937	3,667
Series 80, Reg. S, 2.15%, 06/22/2066 (e)	EUR	3,041	2,052
Series 83, Reg. S, 2.25%, 06/22/2057 (e)	EUR	3,357	2,490
Series 84, Reg. S, 1.45%, 06/22/2037 (e)	EUR	2,640	2,457
Series 85, Reg. S, 0.80%, 06/22/2028 (e)	EUR	11,982	13,225
Series 86, Reg. S, 1.25%, 04/22/2033 (e)	EUR	5,424	5,530
Series 87, Reg. S, 0.90%, 06/22/2029 (e)	EUR	7,684	8,342
Series 88, Reg. S, 1.70%, 06/22/2050 (e)	EUR	4,286	3,064
Series 89, Reg. S, 0.10%, 06/22/2030 (e)	EUR	5,261	5,416
Series 90, Reg. S, 0.40%, 06/22/2040 (e)	EUR	3,385	2,461
Series 91, Reg. S, 0.00%, 10/22/2027 (e)	EUR	6,936	7,668
Series 92, Reg. S, 0.00%, 10/22/2031 (e)	EUR	8,237	8,083
Series 93, Reg. S, 0.65%, 06/22/2071 (e)	EUR	3,048	1,051
Series 94, Reg. S, 0.35%, 06/22/2032 (e)	EUR	7,160	7,019
Series 95, Reg. S, 1.40%, 06/22/2053 (e)	EUR	4,205	2,623
Series 96, Reg. S, 2.75%, 04/22/2039 (e)	EUR	3,430	3,556
Series 97, Reg. S, 3.00%, 06/22/2033 (e)	EUR	7,670	8,720
Series 98, Reg. S, 3.30%, 06/22/2054 (e)	EUR	4,400	4,237
Series 99, Reg. S, 3.45%, 06/22/2043 (e)	EUR	949	1,018
Series 100, Reg. S, 2.85%, 10/22/2034 (e)	EUR	7,560	8,397
Series 101, Reg. S, 3.50%, 06/22/2055 (e)	EUR	3,990	3,960

SEE NOTES TO FINANCIAL STATEMENTS.

JUNE 30, 2026	SIX CIRCLES TRUST	115

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JUNE 30, 2026 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)
Long Positions — continued
Foreign Government Securities — continued
Sovereign — continued
Series 102, Reg. S, 2.70%, 10/22/2029 (e)	EUR	4,200	4,797
Series 103, Reg. S, 3.10%, 06/22/2035 (e)	EUR	6,400	7,187
Series 104, Reg. S, 3.45%, 06/22/2042 (e)	EUR	2,640	2,848
Series 105, Reg. S, 2.60%, 10/22/2030 (e)	EUR	4,120	4,667
Series 106, Reg. S, 3.40%, 06/22/2036 (e)	EUR	4,890	5,573
Series 107, Reg. S, 4.35%, 06/22/2056 (e)	EUR	1,820	2,090
Kommunalbanken A/S, (Norway),
Reg. S, 0.05%, 10/24/2029	EUR	1,500	1,564
Reg. S, 0.88%, 05/24/2027	EUR	500	563
Korea Housing Finance Corp., (South Korea),
Reg. S, 0.26%, 10/27/2028	EUR	1,900	2,043
Reg. S, 2.74%, 03/05/2030	EUR	100	114
Reg. S, 2.77%, 09/02/2030	EUR	100	113
Korea Land & Housing Corp., (South Korea), Reg. S, 2.47%, 06/23/2028		1,000	959
Korea Treasury Bond, (South Korea),
Series 2703, 2.63%, 03/10/2027	KRW	8,300,000	5,334
Series 2706, 2.13%, 06/10/2027	KRW	9,300,000	5,938
Series 2706, 3.25%, 06/10/2027	KRW	4,000,000	2,580
Series 2712, 2.88%, 12/10/2027	KRW	5,700,000	3,646
Series 2803, 3.25%, 03/10/2028	KRW	5,440,810	3,488
Series 2806, 2.25%, 06/10/2028	KRW	18,000,000	11,329
Series 2806, 2.63%, 06/10/2028	KRW	13,179,330	8,354
Series 2809, 3.50%, 09/10/2028	KRW	8,153,550	5,250
Series 2812, 2.75%, 12/10/2028	KRW	14,600,000	9,229
Series 2903, 3.25%, 03/10/2029	KRW	9,700,000	6,186
Series 2909, 3.00%, 09/10/2029	KRW	12,050,220	7,601
Series 2912, 1.38%, 12/10/2029	KRW	5,000,000	2,973
Series 3003, 2.63%, 03/10/2030	KRW	6,000,000	3,711
Series 3006, 1.38%, 06/10/2030	KRW	11,707,090	6,878
Series 3009, 2.50%, 09/10/2030	KRW	18,419,200	11,251
Series 3012, 1.50%, 12/10/2030	KRW	4,710,160	2,739
Series 3012, 4.75%, 12/10/2030	KRW	2,428,920	1,618
Series 3103, 3.38%, 03/10/2031	KRW	12,000,000	7,559
Series 3106, 2.00%, 06/10/2031	KRW	6,134,740	3,610
Series 3112, 2.38%, 12/10/2031	KRW	7,660,920	4,552
Series 3206, 3.38%, 06/10/2032	KRW	8,676,480	5,420
Series 3212, 4.25%, 12/10/2032	KRW	4,800,000	3,136
Series 3306, 3.25%, 06/10/2033	KRW	6,160,000	3,785
Series 3312, 3.75%, 12/10/2033	KRW	1,315,190	832
Series 3312, 4.13%, 12/10/2033	KRW	6,283,320	4,071
Series 3406, 3.50%, 06/10/2034	KRW	6,536,490	4,053
Series 3412, 3.00%, 12/10/2034	KRW	3,836,800	2,290
Series 3506, 2.63%, 06/10/2035	KRW	5,816,950	3,346
Series 3509, 2.63%, 09/10/2035	KRW	2,028,750	1,162

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)

Sovereign — continued
Series 3512, 3.25%, 12/10/2035	KRW	11,786,040	7,097
Series 3606, 4.25%, 06/10/2036	KRW	5,000,000	3,264
Series 3609, 1.50%, 09/10/2036	KRW	1,960,570	987
Series 3709, 2.25%, 09/10/2037	KRW	3,000,000	1,605
Series 3809, 2.38%, 09/10/2038	KRW	1,406,080	752
Series 4009, 1.50%, 09/10/2040	KRW	3,474,140	1,590
Series 4109, 1.88%, 09/10/2041	KRW	2,115,790	1,004
Series 4209, 3.25%, 09/10/2042	KRW	2,355,460	1,340
Series 4212, 3.00%, 12/10/2042	KRW	70,000	38
Series 4309, 3.88%, 09/10/2043	KRW	11,992,270	7,358
Series 4409, 2.88%, 09/10/2044	KRW	11,951,390	6,340
Series 4509, 2.75%, 09/10/2045	KRW	8,746,060	4,516
Series 4703, 2.13%, 03/10/2047	KRW	2,715,610	1,231
Series 4803, 2.63%, 03/10/2048	KRW	6,000,000	2,951
Series 4903, 2.00%, 03/10/2049	KRW	9,649,550	4,132
Series 5003, 1.50%, 03/10/2050	KRW	14,429,450	5,394
Series 5103, 1.88%, 03/10/2051	KRW	25,984,780	10,453
Series 5203, 2.50%, 03/10/2052	KRW	7,939,140	3,629
Series 5209, 3.13%, 09/10/2052	KRW	561,100	291
Series 5303, 3.25%, 03/10/2053	KRW	6,601,170	3,505
Series 5309, 3.63%, 09/10/2053	KRW	3,979,440	2,258
Series 5403, 3.25%, 03/10/2054	KRW	13,164,020	6,913
Series 5409, 2.75%, 09/10/2054	KRW	7,006,000	3,323
Series 5503, 2.63%, 03/10/2055	KRW	16,249,740	7,490
Series 5509, 2.63%, 09/10/2055	KRW	10,670,310	4,929
Series 5603, 3.50%, 03/10/2056	KRW	11,500,000	6,348
Series 6609, 1.50%, 09/10/2066	KRW	1,261,010	378
Series 6809, 2.00%, 09/10/2068	KRW	2,310,000	823
Series 7009, 1.63%, 09/10/2070	KRW	1,207,190	367
Series 7209, 3.50%, 09/10/2072	KRW	1,437,770	778
Series 7409, 2.75%, 09/10/2074	KRW	7,543,590	3,337
Kuwait International Government Bond, (Kuwait), Reg. S, 4.02%, 10/09/2028		1,500	1,479
Latvia Government International Bond, (Latvia),
Reg. S, 0.00%, 03/17/2031	EUR	100	99
Reg. S, 0.25%, 01/23/2030	EUR	1,000	1,039
Reg. S, 1.13%, 05/30/2028	EUR	390	431
Reg. S, 1.38%, 05/16/2036	EUR	610	569
Reg. S, 1.88%, 02/19/2049	EUR	540	412
Reg. S, 2.88%, 05/21/2030	EUR	1,260	1,434
Reg. S, 3.50%, 01/17/2028	EUR	650	749
Reg. S, 3.50%, 10/02/2035	EUR	1,020	1,157
Reg. S, 3.88%, 05/22/2029	EUR	1,020	1,197
LCR Finance plc, (United Kingdom),
Reg. S, 4.50%, 12/07/2028	GBP	400	532
Reg. S, 4.50%, 12/07/2038	GBP	110	137
5.10%, 03/07/2051	GBP	350	428
Lithuania Government International Bond, (Lithuania),
Reg. S, 0.50%, 07/28/2050	EUR	560	280
Reg. S, 0.75%, 05/06/2030	EUR	440	463

SEE NOTES TO FINANCIAL STATEMENTS.

116	SIX CIRCLES TRUST	JUNE 30, 2026

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)
Long Positions — continued
Foreign Government Securities — continued
Sovereign — continued
Reg. S, 0.95%, 05/26/2027	EUR	500	563
Reg. S, 1.63%, 06/19/2049	EUR	760	523
Reg. S, 2.13%, 06/01/2032	EUR	1,010	1,085
Reg. S, 3.50%, 07/03/2031	EUR	1,500	1,748
Reg. S, 3.50%, 02/13/2034	EUR	1,540	1,766
Reg. S, 3.63%, 01/28/2040	EUR	880	972
Reg. S, 3.88%, 06/14/2033	EUR	800	943
Reg. S, 4.25%, 09/10/2045	EUR	690	783
Malaysia Government Bond, (Malaysia),
Series 120, 4.07%, 06/15/2050	MYR	11,760	2,898
Series 122, 3.58%, 07/15/2032	MYR	20,390	5,014
Series 123, 4.46%, 03/31/2053	MYR	20,390	5,309
Series 124, 4.05%, 04/18/2039	MYR	17,970	4,498
Series 216, 4.74%, 03/15/2046	MYR	5,620	1,521
Series 219, 3.89%, 08/15/2029	MYR	11,100	2,770
Series 220, 2.63%, 04/15/2031	MYR	45,710	10,836
Series 222, 4.70%, 10/15/2042	MYR	16,700	4,468
Series 223, 3.52%, 04/20/2028	MYR	18,490	4,560
Series 224, 4.18%, 05/16/2044	MYR	8,410	2,121
Series 225, 3.48%, 07/02/2035	MYR	14,670	3,558
Series 307, 3.50%, 05/31/2027	MYR	11,000	2,707
Series 318, 4.64%, 11/07/2033	MYR	10,200	2,668
Series 322, 4.50%, 04/30/2029	MYR	13,830	3,503
Series 325, 3.92%, 07/15/2055	MYR	7,210	1,711
Series 415, 4.25%, 05/31/2035	MYR	5,790	1,488
Series 417, 3.90%, 11/16/2027	MYR	3,500	867
Series 418, 4.89%, 06/08/2038	MYR	8,100	2,184
Series 419, 3.83%, 07/05/2034	MYR	12,000	2,985
Series 518, 4.92%, 07/06/2048	MYR	4,000	1,112
Series 519, 3.76%, 05/22/2040	MYR	7,650	1,858
Malaysia Government Investment Issue, (Malaysia),
Series 119, 4.13%, 07/09/2029	MYR	21,810	5,477
Series 120, 3.42%, 09/30/2027	MYR	3,270	805
Series 121, 3.45%, 07/15/2036	MYR	5,000	1,207
Series 122, 4.19%, 10/07/2032	MYR	2,140	544
Series 123, 3.60%, 07/31/2028	MYR	5,060	1,251
Series 124, 4.28%, 03/23/2054	MYR	13,000	3,286
Series 218, 4.37%, 10/31/2028	MYR	19,000	4,777
Series 219, 4.47%, 09/15/2039	MYR	16,760	4,363
Series 222, 5.36%, 05/15/2052	MYR	4,520	1,335
Series 223, 4.29%, 08/14/2043	MYR	23,850	6,091
Series 224, 3.80%, 10/08/2031	MYR	5,000	1,248
Series 225, 3.64%, 08/30/2030	MYR	3,080	763
Series 325, 3.61%, 04/30/2035	MYR	21,000	5,147
Series 417, 4.90%, 05/08/2047	MYR	271	75
Series 425, 3.78%, 05/31/2045	MYR	4,180	997
Series 617, 4.72%, 06/15/2033	MYR	505	133
Series 619, 4.12%, 11/30/2034	MYR	16,830	4,280
Metropolitano de Lisboa EPE, (Portugal), 4.80%, 12/07/2027	EUR	1,000	1,172
Mexican Bonos, (Mexico),
Series M, 7.50%, 06/03/2027	MXN	17,000	975

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)

Sovereign — continued
Series M, 7.75%, 05/29/2031	MXN	12,000	667
Series M, 7.75%, 11/23/2034	MXN	5,500	292
Series M, 7.75%, 11/13/2042	MXN	2,000	98
Series M, 8.00%, 11/07/2047	MXN	5,000	245
Series M, 8.00%, 07/31/2053	MXN	5,400	262
Series M, 8.50%, 05/31/2029	MXN	1,000	58
Series M, 8.50%, 11/18/2038	MXN	5,600	301
Series M, 10.00%, 11/20/2036	MXN	3,000	183
Mexico Government International Bond, (Mexico),
1.13%, 01/17/2030	EUR	1,200	1,248
1.75%, 04/17/2028	EUR	2,000	2,219
3.00%, 03/06/2045	EUR	825	694
4.49%, 05/25/2032	EUR	4,900	5,695
4.75%, 03/22/2031		200	195
Reg. S, 5.63%, 03/19/2114	GBP	800	775
5.75%, 10/12/2110		80	65
6.13%, 02/09/2038		1,680	1,645
7.38%, 05/13/2055		200	213
Netherlands Government Bond, (Netherlands),
Reg. S, 0.00%, 01/15/2029 (e)	EUR	5,590	5,993
Reg. S, 0.00%, 07/15/2030 (e)	EUR	9,004	9,271
Reg. S, 0.00%, 07/15/2031 (e)	EUR	5,887	5,889
Reg. S, 0.00%, 01/15/2038 (e)	EUR	7,747	6,191
Reg. S, 0.00%, 01/15/2052 (e)	EUR	9,089	4,360
Reg. S, 0.25%, 07/15/2029 (e)	EUR	5,649	6,023
Reg. S, 0.50%, 07/15/2032 (e)	EUR	4,940	4,948
Reg. S, 0.50%, 01/15/2040 (e)	EUR	5,710	4,591
Reg. S, 0.75%, 07/15/2027 (e)	EUR	8,923	10,016
Reg. S, 0.75%, 07/15/2028 (e)	EUR	10,740	11,846
Reg. S, 2.00%, 01/15/2054 (e)	EUR	8,135	6,937
Reg. S, 2.50%, 01/15/2030 (e)	EUR	5,720	6,513
Reg. S, 2.50%, 01/15/2031 (e)	EUR	1,980	2,247
Reg. S, 2.50%, 01/15/2033 (e)	EUR	5,688	6,398
Reg. S, 2.50%, 07/15/2033 (e)	EUR	4,529	5,075
Reg. S, 2.50%, 07/15/2034 (e)	EUR	5,000	5,567
Reg. S, 2.50%, 07/15/2035 (e)	EUR	6,370	7,040
Reg. S, 2.75%, 07/15/2036 (e)	EUR	920	1,031
Reg. S, 2.75%, 01/15/2047 (e)	EUR	7,747	8,010
Reg. S, 3.25%, 01/15/2044 (e)	EUR	5,030	5,676
Reg. S, 3.50%, 01/15/2056 (e)	EUR	3,330	3,841
Reg. S, 3.75%, 01/15/2042 (e)	EUR	8,582	10,352
Reg. S, 4.00%, 01/15/2037 (e)	EUR	5,254	6,523
Reg. S, 5.50%, 01/15/2028 (e)	EUR	1,366	1,631
New Zealand Government Bond, (New Zealand),
Series 429, 3.00%, 04/20/2029	NZD	10,070	5,642
Series 433, Reg. S, 3.50%, 04/14/2033	NZD	8,160	4,474
Series 437, Reg. S, 2.75%, 04/15/2037	NZD	2,970	1,441
Series 528, 0.25%, 05/15/2028	NZD	4,180	2,243
Series 530, 4.50%, 05/15/2030	NZD	3,810	2,227
Series 531, 1.50%, 05/15/2031	NZD	9,170	4,669

SEE NOTES TO FINANCIAL STATEMENTS.

JUNE 30, 2026	SIX CIRCLES TRUST	117

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JUNE 30, 2026 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)
Long Positions — continued
Foreign Government Securities — continued
Sovereign — continued
Series 532, 2.00%, 05/15/2032	NZD	7,320	3,728
Series 534, 4.25%, 05/15/2034	NZD	4,970	2,835
Series 535, 4.50%, 05/15/2035	NZD	4,420	2,552
Series 536, 4.25%, 05/15/2036	NZD	5,370	3,021
Series 541, 1.75%, 05/15/2041	NZD	3,000	1,162
Series 551, 2.75%, 05/15/2051	NZD	2,290	887
Series 554, 5.00%, 05/15/2054	NZD	1,230	697
Norway Government Bond, (Norway),
Series 480, Reg. S, 2.00%, 04/26/2028 (e)	NOK	16,060	1,551
Series 481, Reg. S, 1.75%, 09/06/2029 (e)	NOK	27,410	2,550
Series 482, Reg. S, 1.38%, 08/19/2030 (e)	NOK	27,590	2,479
Series 483, Reg. S, 1.25%, 09/17/2031 (e)	NOK	18,344	1,595
Series 484, Reg. S, 2.13%, 05/18/2032 (e)	NOK	23,187	2,087
Series 485, Reg. S, 3.50%, 10/06/2042 (e)	NOK	3,780	349
Series 486, Reg. S, 3.00%, 08/15/2033 (e)	NOK	21,140	1,979
Series 487, Reg. S, 3.63%, 04/13/2034 (e)	NOK	22,100	2,150
Series 488, Reg. S, 3.63%, 05/31/2039 (e)	NOK	13,330	1,266
Series 489, Reg. S, 3.75%, 06/12/2035 (e)	NOK	26,510	2,588
Series 490, Reg. S, 4.13%, 06/03/2036 (e)	NOK	21,500	2,153
Oriental Republic of Uruguay, (Uruguay), 5.25%, 09/10/2060		40	37
Panama Government International Bond, (Panama), 6.70%, 01/26/2036		100	107
Peru Government Bond, (Peru),
Reg. S, 6.85%, 08/12/2035 (e)	PEN	700	215
Reg. S, 7.60%, 08/12/2039 (e)	PEN	1,000	313
Perusahaan Penerbit SBSN Indonesia, (Indonesia),
5.00%, 11/15/2030	IDR	70,000,000	3,582
6.38%, 03/15/2034	IDR	29,726,000	1,592
6.88%, 03/15/2036	IDR	22,468,000	1,225
6.88%, 12/15/2049	IDR	66,436,000	3,521
Peruvian Government International Bond, (Peru),
1.25%, 03/11/2033	EUR	2,000	1,958
Reg. S, 1.95%, 11/17/2036	EUR	1,000	945
2.78%, 01/23/2031		110	101
3.00%, 01/15/2034		60	52
3.23%, 07/28/2121		5	3
3.55%, 03/10/2051		5	3
6.20%, 06/30/2055		20	21

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)

Sovereign — continued
Philippine Government International Bond, (Philippines),
1.75%, 04/28/2041	EUR	1,000	803
5.25%, 05/14/2034		400	402
Portugal Obrigacoes do Tesouro OT, (Portugal),
Series 8Y, Reg. S, 0.70%, 10/15/2027 (e)	EUR	2,825	3,154
Series 8Y, Reg. S, 2.88%, 10/14/2033 (e)	EUR	1,280	1,452
Series 10Y, Reg. S, 1.65%, 07/16/2032 (e)	EUR	2,780	2,966
Series 10Y, Reg. S, 1.95%, 06/15/2029 (e)	EUR	5,373	6,030
Series 10Y, Reg. S, 3.00%, 06/15/2035 (e)	EUR	2,790	3,153
Series 10Y, Reg. S, 3.25%, 06/13/2036 (e)	EUR	2,640	3,018
Series 11Y, Reg. S, 0.30%, 10/17/2031 (e)	EUR	2,902	2,918
Series 11Y, Reg. S, 0.48%, 10/18/2030 (e)	EUR	4,602	4,792
Series 11Y, Reg. S, 2.13%, 10/17/2028 (e)	EUR	6,507	7,369
Series 11Y, Reg. S, 2.88%, 10/20/2034 (e)	EUR	1,570	1,768
Series 15Y, Reg. S, 0.90%, 10/12/2035 (e)	EUR	3,221	3,019
Series 15Y, Reg. S, 2.25%, 04/18/2034 (e)	EUR	5,226	5,652
Series 15Y, Reg. S, 3.38%, 06/15/2040 (e)	EUR	1,020	1,141
Series 15Y, Reg. S, 3.50%, 06/18/2038 (e)	EUR	1,990	2,294
Series 15Y, Reg. S, 3.88%, 02/15/2030 (e)	EUR	1,020	1,215
Series 20Y, Reg. S, 1.15%, 04/11/2042 (e)	EUR	3,905	3,151
Series 30Y, Reg. S, 3.63%, 06/12/2054 (e)	EUR	1,970	2,145
Series 30Y, Reg. S, 4.10%, 02/15/2045 (e)	EUR	5,010	6,005
Series 31Y, Reg. S, 1.00%, 04/12/2052 (e)	EUR	2,560	1,579
Series 31Y, Reg. S, 4.10%, 04/15/2037 (e)	EUR	3,317	4,063
Republic of Austria Government Bond, (Austria),
Reg. S, 0.00%, 10/20/2028 (e)	EUR	3,940	4,244
Reg. S, 0.00%, 02/20/2030 (e)	EUR	4,488	4,661
Reg. S, 0.00%, 02/20/2031 (e)	EUR	6,414	6,469
Reg. S, 0.00%, 10/20/2040 (e)	EUR	2,200	1,548
Reg. S, 0.25%, 10/20/2036 (e)	EUR	6,030	5,144

SEE NOTES TO FINANCIAL STATEMENTS.

118	SIX CIRCLES TRUST	JUNE 30, 2026

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)
Long Positions — continued
Foreign Government Securities — continued
Sovereign — continued
Reg. S, 0.50%, 02/20/2029 (e)	EUR	7,459	8,068
Reg. S, 0.70%, 04/20/2071 (e)	EUR	3,371	1,363
Reg. S, 0.75%, 02/20/2028 (e)	EUR	9,730	10,798
Reg. S, 0.75%, 03/20/2051 (e)	EUR	7,192	4,361
Reg. S, 0.85%, 06/30/2120 (e)	EUR	1,010	356
Reg. S, 0.90%, 02/20/2032 (e)	EUR	6,110	6,294
Reg. S, 1.50%, 02/20/2047 (e)	EUR	3,935	3,129
Reg. S, 1.50%, 11/02/2086 (e)	EUR	1,170	638
Reg. S, 1.85%, 05/23/2049 (e)	EUR	2,790	2,321
Reg. S, 2.10%, 09/20/2117 (e)	EUR	1,656	1,125
Reg. S, 2.40%, 05/23/2034 (e)	EUR	2,173	2,383
Reg. S, 2.50%, 10/20/2029 (e)	EUR	740	841
Reg. S, 2.90%, 05/23/2029 (e)	EUR	3,770	4,343
Reg. S, 2.90%, 02/20/2033 (e)	EUR	9,350	10,692
Reg. S, 2.90%, 02/20/2034 (e)	EUR	5,680	6,463
Reg. S, 2.95%, 02/20/2035 (e)	EUR	5,470	6,207
Reg. S, 3.15%, 06/20/2044 (e)	EUR	3,928	4,266
Reg. S, 3.15%, 10/20/2053 (e)	EUR	4,090	4,248
Reg. S, 3.20%, 02/20/2036 (e)	EUR	3,490	4,015
Reg. S, 3.20%, 07/15/2039 (e)	EUR	4,240	4,773
Reg. S, 3.45%, 10/20/2030 (e)	EUR	4,480	5,272
Reg. S, 3.75%, 03/20/2056 (e)	EUR	1,060	1,220
Reg. S, 3.80%, 01/26/2062 (e)	EUR	2,010	2,333
Reg. S, 4.15%, 03/15/2037 (e)	EUR	3,705	4,600
Reg. S, 6.25%, 07/15/2027	EUR	783	928
Republic of Austria Government International Bond, (Austria), Series 30Y, Reg. S, 5.38%, 12/01/2034 (e)	CAD	200	155
Republic of Italy Government International Bond, (Italy),
Reg. S, (ICE EURIBOR Swap Rate 30 Year + 0.00%), 4.25%, 06/28/2029 (aa)	EUR	1,000	1,180
5.20%, 07/31/2034	EUR	200	254
Reg. S, 6.00%, 08/04/2028	GBP	1,050	1,427
Series 10Y, 2.88%, 10/17/2029		200	191
Series 30Y, 3.88%, 05/06/2051		2,800	2,070
Republic of Poland Government Bond, (Poland),
Series 128, Zero Coupon, 01/25/2028	PLN	18,950	4,744
Series 129, Zero Coupon, 01/25/2029	PLN	35,610	8,522
Series 428, 2.75%, 04/25/2028	PLN	28,410	7,398
Series 429, 5.75%, 04/25/2029	PLN	4,630	1,280
Series 432, 1.75%, 04/25/2032	PLN	50,263	11,338
Series 436, 5.25%, 04/25/2036	PLN	1,000	266
Series 447, 4.00%, 04/25/2047	PLN	3,993	866
Series 727, 2.50%, 07/25/2027	PLN	13,450	3,528
Series 728, 7.50%, 07/25/2028	PLN	14,080	3,991
Series 729, 4.75%, 07/25/2029	PLN	27,930	7,527
Series 730, 4.50%, 07/25/2030	PLN	24,990	6,647
Series 1029, 2.75%, 10/25/2029	PLN	15,653	3,968
Series 1030, 1.25%, 10/25/2030	PLN	70,103	16,292
Series 1033, 6.00%, 10/25/2033	PLN	11,670	3,293

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)

Sovereign — continued
Series 1034, 5.00%, 10/25/2034	PLN	30,110	7,951
Series 1035, 5.00%, 10/25/2035	PLN	19,990	5,232
Republic of Poland Government International Bond, (Poland),
Reg. S, 0.88%, 05/10/2027	EUR	1,900	2,139
Reg. S, 2.00%, 03/08/2049	EUR	53	41
Reg. S, 2.75%, 05/25/2032	EUR	3,000	3,345
Reg. S, 3.00%, 01/16/2030	EUR	5,000	5,725
Series 20Y, Reg. S, 4.13%, 01/11/2044	EUR	6,000	6,836
Series 30Y, 5.50%, 03/18/2054		50	47
Romania Government Bond, (Romania),
Series 2Y, 7.40%, 04/28/2027	RON	4,360	960
Series 4Y, 7.20%, 05/31/2027	RON	4,070	896
Series 5Y, 4.25%, 04/28/2036	RON	7,065	1,273
Series 5Y, 6.30%, 04/25/2029	RON	8,160	1,774
Series 6Y, 7.65%, 07/27/2031	RON	6,420	1,460
Series 6Y, 8.75%, 10/30/2028	RON	5,850	1,341
Series 7Y, 2.50%, 10/25/2027	RON	6,350	1,322
Series 7Y, 8.00%, 04/29/2030	RON	8,510	1,943
Series 8Y, 4.15%, 01/26/2028	RON	1,930	408
Series 8Y, 4.85%, 07/25/2029	RON	17,450	3,640
Series 8Y, 7.35%, 04/28/2031	RO	N9,030	2,027
Series 8Y, 7.50%, 07/27/2033	RON	6,155	1,401
Series 10YR, 4.15%, 10/24/2030	RON	6,005	1,194
Series 10Y, 6.70%, 02/25/2032	RON	8,530	1,864
Series 10Y, 7.20%, 10/30/2033	RON	6,310	1,414
Series 10Y, 8.25%, 09/29/2032	RON	8,080	1,901
Series 11Y, 6.75%, 04/25/2035	RON	4,610	1,006
Series 11Y, 7.10%, 07/31/2034	RON	6,060	1,352
Series 15Y, 4.75%, 10/11/2034	RON	5,340	1,023
Series 15Y, 7.25%, 07/30/2040	RON	4,250	945
Series 15Y, 7.90%, 02/24/2038	RON	3,710	869
Romanian Government International Bond, (Romania),
Reg. S, 1.38%, 12/02/2029	EUR	2,000	2,098
Reg. S, 1.75%, 07/13/2030	EUR	1,000	1,039
Reg. S, 2.00%, 04/14/2033	EUR	1,500	1,410
Reg. S, 2.63%, 12/02/2040	EUR	1,000	772
Reg. S, 2.75%, 04/14/2041	EUR	800	620
Reg. S, 2.88%, 05/26/2028	EUR	5,000	5,653
Reg. S, 2.88%, 04/13/2042	EUR	1,000	771
Reg. S, 3.38%, 02/08/2038	EUR	1,425	1,294
Reg. S, 3.62%, 05/26/2030	EUR	1,875	2,103
Reg. S, 5.00%, 09/27/2026	EUR	1,000	1,147
Reg. S, 6.63%, 09/27/2029	EUR	2,000	2,469
Saudi Government International Bond, (Saudi Arabia),
Reg. S, 2.00%, 07/09/2039	EUR	1,200	1,077
5.75%, 01/16/2054 (e)		2,645	2,551
SFIL SA, (France),
Reg. S, 0.00%, 11/23/2028	EUR	200	213
Reg. S, 0.05%, 06/04/2029	EUR	1,300	1,367

SEE NOTES TO FINANCIAL STATEMENTS.

JUNE 30, 2026	SIX CIRCLES TRUST	119

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JUNE 30, 2026 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)
Long Positions — continued
Foreign Government Securities — continued
Sovereign — continued
Reg. S, 1.50%, 03/05/2032	EUR	900	934
Reg. S, 2.88%, 01/18/2028	EUR	600	686
Reg. S, 2.88%, 01/22/2031	EUR	400	452
Reg. S, 3.00%, 09/24/2030	EUR	1,800	2,050
Reg. S, 3.00%, 05/23/2031	EUR	1,000	1,135
Reg. S, 3.00%, 06/23/2032	EUR	700	785
Reg. S, 3.25%, 11/25/2030	EUR	200	230
Reg. S, 3.25%, 10/05/2032	EUR	200	227
Singapore Government Bond, (Singapore),
1.63%, 07/01/2031	SGD	5,790	4,446
1.88%, 03/01/2050	SGD	2,573	1,909
1.88%, 10/01/2051	SGD	2,920	2,164
2.25%, 07/01/2040	SGD	2,290	1,805
2.38%, 07/01/2039	SGD	4,960	3,949
2.50%, 04/01/2030	SGD	9,720	7,740
2.63%, 05/01/2028	SGD	1,960	1,544
2.63%, 08/01/2032	SGD	3,020	2,433
2.75%, 03/01/2035	SGD	5,430	4,447
2.75%, 04/01/2042	SGD	850	716
2.75%, 03/01/2046	SGD	3,360	2,866
2.88%, 09/01/2027	SGD	1,230	965
2.88%, 08/01/2028	SGD	2,240	1,777
2.88%, 07/01/2029	SGD	2,330	1,865
2.88%, 09/01/2030	SGD	2,215	1,793
3.00%, 04/01/2029	SGD	5,030	4,031
Reg. S, 3.00%, 08/01/2072	SGD	2,200	2,078
Reg. S, 3.25%, 06/01/2054	SGD	2,360	2,248
3.38%, 09/01/2033	SGD	3,840	3,246
3.38%, 05/01/2034	SGD	1,650	1,403
Slovakia Government Bond, (Slovakia),
Series 227, Reg. S, 3.63%, 01/16/2029	EUR	470	548
Series 229, Reg. S, 1.63%, 01/21/2031	EUR	1,200	1,294
Series 232, Reg. S, 1.88%, 03/09/2037	EUR	920	891
Series 233, Reg. S, 2.00%, 10/17/2047	EUR	460	366
Series 234, Reg. S, 1.00%, 06/12/2028	EUR	700	774
Series 235, Reg. S, 2.25%, 06/12/2068	EUR	399	284
Series 236, Reg. S, 0.75%, 04/09/2030	EUR	420	445
Series 237, Reg. S, 1.00%, 10/09/2030	EUR	1,830	1,933
Series 239, Reg. S, 1.00%, 05/14/2032	EUR	718	732
Series 241, Reg. S, 0.13%, 06/17/2027	EUR	1,362	1,519
Series 242, Reg. S, 0.38%, 04/21/2036	EUR	2,699	2,282
Series 243, Reg. S, 1.00%, 10/13/2051	EUR	1,160	679
Series 244, Reg. S, 4.00%, 10/19/2032	EUR	2,090	2,510
Series 245, Reg. S, 3.75%, 02/23/2035	EUR	3,260	3,818
Series 246, Reg. S, 4.00%, 02/23/2043	EUR	1,490	1,696
Series 247, Reg. S, 3.63%, 06/08/2033	EUR	2,745	3,221
Series 250, Reg. S, 3.75%, 03/06/2034	EUR	1,360	1,602
Series 251, Reg. S, 3.00%, 11/06/2031	EUR	660	754
Series 252, Reg. S, 3.75%, 02/27/2040	EUR	1,060	1,193
Series 256, Reg. S, 3.63%, 11/04/2037	EUR	870	988
Series 257, Reg. S, 4.13%, 02/19/2046	EUR	910	1,036

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)

Sovereign — continued
Slovakia Government International Bond, (Slovakia), Series 10Y, Reg. S, 1.92%, 05/10/2034	CHF	400	520
Slovenia Government Bond, (Slovenia),
Series RS74, Reg. S, 1.50%, 03/25/2035	EUR	940	946
Series RS76, Reg. S, 3.13%, 08/07/2045	EUR	900	946
Series RS77, Reg. S, 2.25%, 03/03/2032	EUR	2,470	2,741
Series RS78, Reg. S, 1.75%, 11/03/2040	EUR	1,502	1,373
Series RS80, Reg. S, 1.00%, 03/06/2028	EUR	500	557
Series RS81, Reg. S, 1.19%, 03/14/2029	EUR	420	462
Series RS82, Reg. S, 0.28%, 01/14/2030	EUR	586	616
Series RS84, Reg. S, 0.88%, 07/15/2030	EUR	190	203
Series RS85, Reg. S, 0.49%, 10/20/2050	EUR	450	245
Series RS86, Reg. S, 0.00%, 02/12/2031	EUR	800	807
Series RS87, Reg. S, 0.69%, 03/03/2081	EUR	121	40
Series RS91, Reg. S, 3.63%, 03/11/2033	EUR	760	907
Series RS93, Reg. S, 3.00%, 03/10/2034	EUR	1,510	1,723
Series RS95, Reg. S, 3.50%, 04/14/2055	EUR	360	377
Series RS97, Reg. S, 3.13%, 07/02/2035	EUR	870	992
Slovenia Government International Bond, (Slovenia), Reg. S, 5.00%, 09/19/2033		1,000	1,027
Societe Des Grands Projets EPIC, (France),
Reg. S, 0.00%, 11/25/2030	EUR	2,500	2,506
Reg. S, 0.30%, 11/25/2031	EUR	1,300	1,278
Reg. S, 0.30%, 09/02/2036	EUR	200	163
Reg. S, 0.70%, 10/15/2060	EUR	500	195
Reg. S, 0.88%, 05/10/2046	EUR	900	571
Reg. S, 1.00%, 11/26/2051	EUR	200	111
Reg. S, 1.13%, 10/22/2028	EUR	200	220
Reg. S, 1.13%, 05/25/2034	EUR	700	672
Reg. S, 1.70%, 05/25/2050	EUR	700	485
Reg. S, 3.38%, 05/25/2045	EUR	700	711
Reg. S, 3.50%, 05/25/2043	EUR	400	419
Reg. S, 3.50%, 06/25/2049	EUR	1,000	999
Reg. S, 3.70%, 05/25/2053	EUR	1,300	1,303
Spain Government Bond, (Spain),
Reg. S, 0.00%, 01/31/2028 (e)	EUR	14,918	16,382
Reg. S, 0.10%, 04/30/2031 (e)	EUR	9,780	9,839

SEE NOTES TO FINANCIAL STATEMENTS.

120	SIX CIRCLES TRUST	JUNE 30, 2026

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)
Long Positions — continued
Foreign Government Securities — continued
Sovereign — continued
Reg. S, 0.50%, 04/30/2030 (e)	EUR	8,503	8,949
Reg. S, 0.50%, 10/31/2031 (e)	EUR	12,658	12,818
Reg. S, 0.60%, 10/31/2029 (e)	EUR	9,720	10,385
Reg. S, 0.70%, 04/30/2032 (e)	EUR	9,430	9,527
Reg. S, 0.80%, 07/30/2027 (e)	EUR	5,661	6,349
0.80%, 07/30/2029	EUR	8,100	8,750
Reg. S, 0.85%, 07/30/2037 (e)	EUR	12,563	10,972
Reg. S, 1.00%, 07/30/2042 (e)	EUR	6,663	5,123
Reg. S, 1.00%, 10/31/2050 (e)	EUR	9,430	5,862
Reg. S, 1.20%, 10/31/2040 (e)	EUR	10,511	8,776
Reg. S, 1.25%, 10/31/2030 (e)	EUR	22,678	24,358
Reg. S, 1.40%, 04/30/2028 (e)	EUR	11,036	12,350
Reg. S, 1.40%, 07/30/2028 (e)	EUR	11,981	13,368
Reg. S, 1.45%, 10/31/2027 (e)	EUR	9,130	10,282
Reg. S, 1.45%, 04/30/2029 (e)	EUR	13,530	14,972
Reg. S, 1.45%, 10/31/2071 (e)	EUR	3,909	2,120
Reg. S, 1.85%, 07/30/2035 (e)	EUR	10,063	10,282
Reg. S, 1.90%, 10/31/2052 (e)	EUR	8,172	6,198
Reg. S, 1.95%, 07/30/2030 (e)	EUR	11,374	12,620
2.35%, 03/31/2029	EUR	3,470	3,931
Reg. S, 2.35%, 07/30/2033 (e)	EUR	6,401	7,004
2.40%, 05/31/2028	EUR	7,880	8,971
2.50%, 05/31/2027	EUR	8,130	9,281
Reg. S, 2.55%, 10/31/2032 (e)	EUR	8,790	9,820
2.70%, 01/31/2030	EUR	6,610	7,546
Reg. S, 2.90%, 10/31/2046 (e)	EUR	8,273	8,200
3.00%, 01/31/2033	EUR	5,410	6,185
Reg. S, 3.10%, 07/30/2031	EUR	12,985	15,034
Reg. S, 3.15%, 04/30/2033 (e)	EUR	13,420	15,469
Reg. S, 3.15%, 04/30/2035 (e)	EUR	10,530	11,979
Reg. S, 3.20%, 10/31/2035 (e)	EUR	18,960	21,571
Reg. S, 3.25%, 04/30/2034 (e)	EUR	6,960	8,023
Reg. S, 3.30%, 04/30/2036 (e)	EUR	8,250	9,428
Reg. S, 3.45%, 10/31/2034 (e)	EUR	7,930	9,251
Reg. S, 3.45%, 07/30/2043 (e)	EUR	8,033	8,804
Reg. S, 3.45%, 07/30/2066 (e)	EUR	5,910	5,951
3.50%, 05/31/2029	EUR	10,904	12,753
Reg. S, 3.50%, 01/31/2041 (e)	EUR	7,220	8,090
Reg. S, 3.55%, 10/31/2033 (e)	EUR	9,265	10,924
Reg. S, 3.90%, 07/30/2039 (e)	EUR	8,100	9,575
Reg. S, 3.95%, 10/31/2056 (e)	EUR	2,780	3,115
Reg. S, 4.00%, 10/31/2054 (e)	EUR	6,200	7,075
Reg. S, 4.20%, 01/31/2037 (e)	EUR	9,553	11,713
Reg. S, 4.70%, 07/30/2041 (e)	EUR	6,884	8,788
Reg. S, 4.90%, 07/30/2040 (e)	EUR	7,339	9,566
Reg. S, 5.15%, 10/31/2028 (e)	EUR	8,886	10,730
Reg. S, 5.15%, 10/31/2044 (e)	EUR	6,791	9,136
5.75%, 07/30/2032	EUR	11,066	14,638
6.00%, 01/31/2029	EUR	2,430	3,009
Series 30Y, Reg. S, 2.70%, 10/31/2048 (e)	EUR	7,651	7,203
State of the Grand-Duchy of Luxembourg, (Luxembourg),
Reg. S, 0.00%, 11/13/2026	EUR	400	453

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)

Sovereign — continued
Reg. S, 0.00%, 04/28/2030	EUR	150	154
Reg. S, 0.00%, 03/24/2031	EUR	103	103
Reg. S, 0.00%, 09/14/2032	EUR	400	384
Reg. S, 1.38%, 05/25/2029	EUR	380	418
Reg. S, 1.75%, 05/25/2042	EUR	710	638
Reg. S, 2.63%, 10/23/2034	EUR	2,100	2,340
Reg. S, 2.88%, 03/01/2034	EUR	910	1,037
Reg. S, 2.90%, 09/17/2035	EUR	800	904
Reg. S, 3.25%, 03/02/2043	EUR	100	110
States of Guernsey Bond, (Guernsey), Reg. S, 3.38%, 12/12/2046	GBP	200	188
Svensk Exportkredit AB, (Sweden),
Zero Coupon, 05/11/2037		224	131
Reg. S, 2.00%, 06/30/2027	EUR	1,000	1,135
Reg. S, 2.75%, 02/23/2028	EUR	585	668
Sweden Government Bond, (Sweden),
Series 1053, Reg. S, 3.50%, 03/30/2039	SEK	20,020	2,235
Series 1056, Reg. S, 2.25%, 06/01/2032	SEK	9,200	942
Series 1060, Reg. S, 0.75%, 05/12/2028 (e)	SEK	63,175	6,353
Series 1061, Reg. S, 0.75%, 11/12/2029 (e)	SEK	79,630	7,826
Series 1062, Reg. S, 0.13%, 05/12/2031	SEK	25,255	2,345
Series 1063, Reg. S, 0.50%, 11/24/2045	SEK	4,650	315
Series 1064, Reg. S, 1.38%, 06/23/2071	SEK	6,020	374
Series 1065, Reg. S, 1.75%, 11/11/2033	SEK	24,580	2,413
Series 1066, Reg. S, 2.25%, 05/11/2035	SEK	39,450	3,971
Series 1067, Reg. S, 2.50%, 10/15/2036	SEK	21,720	2,210
Series 1068, Reg. S, 2.75%, 02/09/2037	SEK	11,580	1,201
Sweden Government International Bond, (Sweden), Reg. S, 0.13%, 09/09/2030	SEK	17,590	1,660
Swiss Confederation Government Bond, (Switzerland),
Reg. S, 0.00%, 06/22/2029	CHF	2,590	3,198
Reg. S, 0.00%, 06/26/2034	CHF	7,079	8,617
Reg. S, 0.00%, 07/24/2039	CHF	6,559	7,677
Reg. S, 0.50%, 05/27/2030	CHF	3,140	3,948
Reg. S, 0.50%, 06/27/2032	CHF	2,090	2,641
Reg. S, 0.50%, 05/28/2040	CHF	310	386
Reg. S, 0.50%, 06/28/2045	CHF	2,510	3,088
Reg. S, 0.50%, 05/24/2055	CHF	2,092	2,586
Reg. S, 0.50%, 05/30/2058	CHF	1,810	2,234
Reg. S, 0.88%, 05/22/2047	CHF	860	1,136
Reg. S, 1.25%, 06/27/2037	CHF	680	922

SEE NOTES TO FINANCIAL STATEMENTS.

JUNE 30, 2026	SIX CIRCLES TRUST	121

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JUNE 30, 2026 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)
Long Positions — continued
Foreign Government Securities — continued
Sovereign — continued
Reg. S, 1.50%, 04/30/2042	CHF	1,140	1,627
Reg. S, 2.00%, 06/25/2064	CHF	611	1,161
Reg. S, 4.00%, 04/08/2028	CHF	663	878
Reg. S, 4.00%, 01/06/2049	CHF	460	990
Thailand Government Bond, (Thailand),
1.34%, 03/17/2031	THB	80,000	2,383
1.59%, 12/17/2035	THB	111,400	3,221
1.60%, 12/17/2029	THB	123,830	3,752
1.60%, 06/17/2035	THB	24,510	714
1.66%, 03/17/2030	THB	130,610	3,960
1.84%, 05/17/2036	THB	25,000	739
1.88%, 06/17/2049	THB	28,730	686
2.00%, 12/17/2031	THB	245,230	7,516
2.00%, 06/17/2042	THB	46,000	1,251
2.05%, 04/17/2028	THB	36,500	1,116
2.40%, 11/17/2027	THB	162,750	4,990
2.40%, 03/17/2029	THB	137,000	4,244
2.41%, 03/17/2035	THB	149,420	4,650
2.50%, 11/17/2029	THB	114,000	3,555
2.50%, 06/17/2071	THB	4,900	117
2.65%, 06/17/2028	THB	214,700	6,646
2.70%, 06/17/2040	THB	85,400	2,634
2.75%, 06/17/2052	THB	18,410	521
2.80%, 06/17/2034	THB	195,910	6,275
2.88%, 06/17/2046	THB	28,430	841
2.98%, 06/17/2045	THB	162,190	4,886
3.14%, 06/17/2047	THB	69,340	2,122
3.15%, 06/17/2050	THB	27,490	839
3.30%, 06/17/2038	THB	75,000	2,485
3.35%, 06/17/2033	THB	50,840	1,682
3.39%, 06/17/2037	THB	204,160	6,851
3.40%, 06/17/2036	THB	4,000	135
3.45%, 06/17/2043	THB	183,880	5,940
3.65%, 06/20/2031	THB	3,480	115
4.00%, 06/17/2055	THB	137,280	4,800
4.00%, 06/17/2066	THB	87,940	3,034
4.00%, 06/17/2072	THB	116,800	4,041
UNEDIC ASSEO, (France),
Reg. S, 0.00%, 03/05/2030	EUR	100	103
Reg. S, 0.00%, 11/19/2030	EUR	1,400	1,406
Reg. S, 0.01%, 05/25/2031	EUR	1,500	1,481
Reg. S, 0.10%, 05/25/2034	EUR	1,100	973
Reg. S, 0.25%, 11/25/2029	EUR	2,000	2,093
Reg. S, 0.25%, 07/16/2035	EUR	2,000	1,715
Reg. S, 0.50%, 03/20/2029	EUR	1,600	1,719
Reg. S, 0.50%, 05/25/2036	EUR	1,000	847
Reg. S, 0.88%, 05/25/2028	EUR	1,400	1,544
Reg. S, 1.25%, 10/21/2027	EUR	200	224
Reg. S, 1.25%, 05/25/2033	EUR	1,200	1,202
Reg. S, 1.50%, 04/20/2032	EUR	300	313
Reg. S, 1.75%, 11/25/2032	EUR	800	838
Reg. S, 3.13%, 11/25/2034	EUR	900	1,003
Reg. S, 3.25%, 05/25/2032	EUR	1,500	1,718

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)

Sovereign — continued
Reg. S, 3.25%, 05/25/2035	EUR	600	671
Reg. S, 3.38%, 11/25/2033	EUR	1,100	1,259
Reg. S, 3.75%, 11/25/2036	EUR	1,100	1,259
United Kingdom Gilt, (United Kingdom),
Reg. S, 0.13%, 01/31/2028	GBP	21,957	27,446
Reg. S, 0.25%, 07/31/2031	GBP	16,586	18,027
Reg. S, 0.38%, 10/22/2026	GBP	530	696
Reg. S, 0.38%, 10/22/2030	GBP	12,779	14,428
Reg. S, 0.50%, 01/31/2029	GBP	20,690	25,052
Reg. S, 0.50%, 10/22/2061	GBP	13,082	4,146
Reg. S, 0.63%, 07/31/2035	GBP	14,184	13,180
Reg. S, 0.63%, 10/22/2050	GBP	12,786	5,990
Reg. S, 0.88%, 10/22/2029	GBP	16,380	19,550
Reg. S, 0.88%, 07/31/2033	GBP	15,371	15,915
Reg. S, 0.88%, 01/31/2046	GBP	9,969	6,025
Reg. S, 1.00%, 01/31/2032	GBP	14,292	15,821
Reg. S, 1.13%, 01/31/2039	GBP	9,916	8,427
Reg. S, 1.13%, 10/22/2073	GBP	4,497	1,750
Reg. S, 1.25%, 07/22/2027	GBP	2,820	3,633
Reg. S, 1.25%, 10/22/2041	GBP	12,691	9,901
Reg. S, 1.25%, 07/31/2051	GBP	12,196	6,862
Reg. S, 1.50%, 07/22/2047	GBP	10,003	6,743
Reg. S, 1.50%, 07/31/2053	GBP	10,120	5,883
Reg. S, 1.63%, 10/22/2028	GBP	20,025	25,131
Reg. S, 1.63%, 10/22/2054	GBP	8,751	5,192
Reg. S, 1.63%, 10/22/2071	GBP	9,460	4,757
Reg. S, 1.75%, 09/07/2037	GBP	14,479	14,035
Reg. S, 1.75%, 01/22/2049	GBP	12,269	8,491
Reg. S, 1.75%, 07/22/2057	GBP	14,044	8,319
Reg. S, 2.50%, 07/22/2065	GBP	7,102	4,985
Reg. S, 3.25%, 01/31/2033	GBP	12,670	15,641
Reg. S, 3.25%, 01/22/2044	GBP	11,750	11,886
Reg. S, 3.50%, 01/22/2045	GBP	11,382	11,799
Reg. S, 3.50%, 07/22/2068	GBP	7,719	7,025
Reg. S, 3.75%, 01/29/2038	GBP	11,230	13,295
Reg. S, 3.75%, 07/22/2052	GBP	11,697	11,823
Reg. S, 3.75%, 10/22/2053	GBP	9,896	9,888
Reg. S, 4.00%, 05/22/2029	GBP	11,970	15,788
Reg. S, 4.00%, 10/22/2031	GBP	13,240	17,275
Reg. S, 4.00%, 01/22/2060	GBP	7,148	7,375
Reg. S, 4.00%, 10/22/2063	GBP	8,025	8,201
Reg. S, 4.13%, 07/22/2029	GBP	14,290	18,909
Reg. S, 4.13%, 03/07/2031	GBP	17,030	22,416
Reg. S, 4.13%, 03/07/2033	GBP	8,110	10,539
Reg. S, 4.25%, 12/07/2027	GBP	12,470	16,581
Reg. S, 4.25%, 06/07/2032	GBP	14,120	18,631
Reg. S, 4.25%, 07/31/2034	GBP	13,125	16,964
Reg. S, 4.25%, 03/07/2036	GBP	11,199	14,231
Reg. S, 4.25%, 09/07/2039	GBP	9,487	11,603
Reg. S, 4.25%, 12/07/2040	GBP	11,075	13,364
Reg. S, 4.25%, 12/07/2046	GBP	12,008	13,683
Reg. S, 4.25%, 12/07/2049 (ff)	GBP	10,112	11,311
Reg. S, 4.25%, 12/07/2055	GBP	9,279	10,109

SEE NOTES TO FINANCIAL STATEMENTS.

122	SIX CIRCLES TRUST	JUNE 30, 2026

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)
Long Positions — continued
Foreign Government Securities — continued
Sovereign — continued
Reg. S, 4.38%, 03/07/2028	GBP	19,860	26,434
Reg. S, 4.38%, 03/07/2030	GBP	17,090	22,769
Reg. S, 4.38%, 01/31/2040	GBP	14,090	17,361
Reg. S, 4.38%, 07/31/2054	GBP	10,950	12,197
Reg. S, 4.50%, 06/07/2028	GBP	10,970	14,641
Reg. S, 4.50%, 09/07/2034	GBP	12,120	15,943
Reg. S, 4.50%, 03/07/2035	GBP	16,900	22,097
Reg. S, 4.50%, 12/07/2042	GBP	9,335	11,354
Reg. S, 4.63%, 01/31/2034	GBP	12,945	17,215
Reg. S, 4.63%, 03/07/2037	GBP	6,570	8,517
Reg. S, 4.75%, 12/07/2030	GBP	17,886	24,255
Reg. S, 4.75%, 10/22/2035	GBP	16,530	21,903
Reg. S, 4.75%, 12/07/2038	GBP	9,639	12,476
Reg. S, 4.75%, 10/22/2043	GBP	12,200	15,136
Reg. S, 4.88%, 07/31/2036	GBP	5,110	6,797
Reg. S, 5.25%, 01/31/2041	GBP	12,200	16,321
Reg. S, 5.38%, 01/31/2056	GBP	4,565	5,961
Reg. S, 6.00%, 12/07/2028	GBP	912	1,263
United States Department of Housing and Urban Development, 3.26%, 08/01/2029		25	24
United States International Development Finance Corp.,
3.25%, 10/15/2030		500	485
3.37%, 10/05/2034		71	67
Series 1, 1.11%, 05/15/2029		461	435
Series 2, 0.80%, 05/15/2029		229	216

Total Sovereign			9,618,344

Transportation — 0.1%
Regie Autonome des Transports Parisiens EPIC, (France),
Reg. S, 0.35%, 06/20/2029	EUR	500	529
Reg. S, 0.40%, 12/19/2036	EUR	1,277	1,209
Reg. S, 1.88%, 05/25/2032	EUR	600	633
Reg. S, 3.25%, 04/11/2033	EUR	100	113
Reg. S, 3.25%, 05/25/2034	EUR	400	447
SNCF Reseau, (France),
Reg. S, 0.75%, 05/25/2036	EUR	300	258
Reg. S, 0.88%, 01/22/2029	EUR	900	976
Reg. S, 1.00%, 11/09/2031	EUR	300	305
Reg. S, 1.13%, 05/25/2030	EUR	500	531
Reg. S, 1.50%, 05/29/2037	EUR	300	270
Reg. S, 2.00%, 11/12/2026	CHF	300	374
Reg. S, 2.00%, 02/05/2048	EUR	600	447
Reg. S, 2.25%, 12/20/2047	EUR	400	316
Reg. S, 3.13%, 10/25/2028	EUR	2,000	2,294
4.70%, 06/01/2035	CAD	1,000	715
Reg. S, 5.00%, 10/10/2033	EUR	2,000	2,507
Reg. S, 5.00%, 03/11/2052	GBP	145	165
Reg. S, 5.25%, 12/07/2028	GBP	300	403
Societe Nationale SNCF SACA, (France),
Reg. S, 0.63%, 04/17/2030	EUR	1,500	1,567
Reg. S, 1.00%, 05/25/2040	EUR	100	77

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)

Transportation — continued
Reg. S, 1.00%, 01/19/2061	EUR	100	42
Reg. S, 1.50%, 02/02/2029	EUR	800	881
Reg. S, 3.13%, 05/25/2034	EUR	1,700	1,887
Reg. S, 3.25%, 09/02/2032	EUR	1,100	1,253
Reg. S, 3.38%, 05/25/2033	EUR	1,200	1,369
Reg. S, 3.63%, 04/03/2035	EUR	1,000	1,143
Reg. S, 3.88%, 02/17/2036	EUR	500	578
Reg. S, 5.38%, 03/18/2027	GBP	400	534

Total Transportation			21,823

Total Foreign Government Securities (Cost $11,290,110)			11,051,813

Mortgage-Backed Securities — 14.0%
FGLMC Collateral — 0.0% (g)
FHLMC Gold Pool,
3.00%, 10/01/2046		139	123
3.50%, 12/01/2044		366	338
3.50%, 06/01/2045		744	688
3.50%, 05/01/2046		113	104
3.50%, 10/01/2046		140	129
FHLMC Gold Pool, Single Family, 15 years,
3.00%, 10/01/2026		3	3
3.00%, 11/01/2026		14	14
3.00%, 01/01/2027		99	98
3.00%, 05/01/2029		1,141	1,127
3.00%, 02/01/2032		190	184
3.00%, 04/01/2032		974	941
3.00%, 05/01/2032		653	631
3.00%, 07/01/2032		362	350
3.00%, 10/01/2032		378	365
3.00%, 11/01/2032		676	652
FHLMC Gold Pool, Single Family, 30 years,
3.00%, 03/01/2046		13	12
3.00%, 12/01/2046		22	20
4.00%, 08/01/2040		175	170
4.00%, 10/01/2040		1,653	1,609
4.00%, 11/01/2040		443	431
4.00%, 11/01/2047		1,299	1,239
4.00%, 01/01/2048		28	27

Total FGLMC Collateral			9,255

FHLMC Collateral — 0.1%
FHLMC Non Gold Pool, ARM (USD IBOR Consumer Cash Fallbacks 1 Year + 1.64%), 3.82%, 01/01/2050 (aa)		36	35
FHLMC Pool,
2.22%, 07/01/2036		1,306	1,065
3.05%, 03/01/2032		885	823
3.50%, 02/01/2043		37	35
3.50%, 02/01/2044		60	56
5.00%, 06/01/2052		2,312	2,263
5.00%, 02/01/2056		2,095	2,029
5.50%, 01/01/2056		3,816	3,785
6.00%, 08/01/2035		44	44

SEE NOTES TO FINANCIAL STATEMENTS.

JUNE 30, 2026	SIX CIRCLES TRUST	123

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JUNE 30, 2026 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)
Long Positions — continued
Mortgage-Backed Securities — continued
FHLMC Collateral — continued
6.00%, 05/01/2056	3,038	3,091

Total FHLMC Collateral		13,226

FNMA Collateral — 1.0%
FNMA Pool,
1.41%, 01/01/2031	5,000	4,385
2.62%, 10/01/2028	366	353
3.00%, 12/01/2042	192	173
3.00%, 06/01/2043	883	796
3.00%, 05/01/2045	260	230
3.00%, 07/01/2045	27	24
3.00%, 11/01/2046	25	22
3.00%, 03/01/2060 (gg)	13,521	11,690
3.00%, 07/01/2060	663	582
3.01%, 04/01/2032	3,903	3,625
3.02%, 03/01/2028	400	391
3.29%, 04/01/2027	2,600	2,576
3.29%, 03/01/2028	1,400	1,376
3.43%, 05/01/2028	500	492
3.44%, 01/01/2037	294	270
3.50%, 08/01/2032	33	32
3.50%, 12/01/2040	1,045	976
3.50%, 12/01/2042	112	104
3.50%, 04/01/2043	158	148
3.50%, 11/01/2043	76	71
3.50%, 02/01/2045	191	179
3.50%, 02/01/2048	607	558
3.50%, 09/01/2048	67	61
3.50%, 07/01/2049	263	241
3.86%, 09/01/2034	575	561
4.00%, 04/01/2041	80	78
4.00%, 08/01/2046	71	68
4.00%, 02/01/2056	1,807	1,697
4.00%, 01/01/2057	1,428	1,340
4.13%, 08/01/2031	2,252	2,217
4.13%, 10/01/2029	10,000	9,902
4.14%, 04/01/2028	515	512
4.25%, 01/01/2033	3,716	3,654
4.30%, 12/01/2029	5,212	5,187
4.40%, 01/01/2032	630	626
4.43%, 11/01/2032	1,489	1,477
4.46%, 02/01/2031	1,144	1,141
4.49%, 11/01/2029	7,000	7,005
4.49%, 11/01/2030	7,832	7,854
4.50%, 06/01/2030	100	100
4.51%, 01/01/2031	2,787	2,788
4.53%, 11/01/2029	575	576
4.53%, 09/01/2029 (z)	7,681	7,705
4.55%, 05/01/2028	100	100
4.60%, 03/01/2032	1,744	1,743
4.62%, 08/01/2031	197	198
4.64%, 09/01/2028	229	230
4.64%, 01/01/2031	5,987	6,016
4.69%, 04/01/2033	901	899

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)

FNMA Collateral — continued
4.70%, 08/01/2031	1,700	1,710
4.70%, 05/01/2035	296	297
4.73%, 08/01/2030	3,972	3,987
4.79%, 06/01/2033	1,249	1,261
4.79%, 11/01/2035	1,093	1,102
4.80%, 11/01/2032	691	696
4.81%, 08/01/2029 (z)	7,259	7,332
4.82%, 09/01/2028	700	706
4.83%, 06/01/2030	3,310	3,357
4.83%, 12/01/2031	1,838	1,858
4.83%, 12/01/2032	3,175	3,220
4.86%, 08/01/2032	5,236	5,308
4.86%, 05/01/2035	700	712
4.87%, 05/01/2035	400	407
4.88%, 06/01/2028	5,168	5,210
4.89%, 05/01/2032	2,000	2,021
4.90%, 10/01/2028	352	355
4.94%, 05/01/2031	1,061	1,076
4.95%, 03/01/2032	494	501
4.97%, 04/01/2030	2,197	2,228
4.98%, 07/01/2034	846	857
4.98%, 12/01/2034	1,600	1,635
4.99%, 03/01/2031	488	493
5.00%, 06/01/2031	1,600	1,626
5.00%, 06/01/2052	3,996	3,901
5.02%, 06/01/2028	2,300	2,317
5.07%, 03/01/2032	1,375	1,401
5.09%, 02/01/2031	1,713	1,746
5.09%, 01/01/2032	591	604
5.16%, 04/01/2034	1,990	2,038
5.16%, 09/01/2044	1,250	1,254
5.17%, 08/01/2034	730	748
5.17%, 07/01/2035	2,475	2,546
5.18%, 08/01/2030	1,351	1,382
5.22%, 02/01/2031	1,401	1,434
5.24%, 11/01/2031	1,143	1,175
5.24%, 01/01/2034	2,000	2,066
5.27%, 03/01/2031	714	735
5.34%, 01/01/2031	648	669
5.35%, 12/01/2029	1,187	1,219
5.42%, 08/01/2030	3,790	3,906
5.42%, 06/01/2031	594	606
5.44%, 10/01/2031	1,088	1,127
5.46%, 05/01/2033	1,176	1,225
5.50%, 06/01/2056	768	761
5.54%, 11/01/2029	1,508	1,556
5.57%, 10/01/2028	428	428
5.58%, 01/01/2036	636	669
5.73%, 12/01/2033	700	745
5.75%, 06/01/2034	1,144	1,224
5.80%, 05/01/2033	995	1,053
FNMA Pool, 30 years, FHA/VA, 3.00%, 01/01/2047	616	549

SEE NOTES TO FINANCIAL STATEMENTS.

124	SIX CIRCLES TRUST	JUNE 30, 2026

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)
Long Positions — continued
Mortgage-Backed Securities — continued
FHLMC Collateral — continued
FNMA Pool, Single Family, 30 years, 7.00%, 09/01/2055 (gg)	9,428	9,654

Total FNMA Collateral		189,722

GNMA Collateral — 0.0% (g)
GNMA I Pool, Single Family, 30 years,
3.00%, 10/15/2049	142	126
3.00%, 03/15/2050	12	11
3.50%, 06/15/2043	102	95
4.50%, 07/15/2049	2,136	2,084

Total GNMA Collateral		2,316

GNMA II Collateral — 2.9%
GNMA II Pool,
2.50%, 12/20/2049	220	187
3.00%, 06/20/2043	1,446	1,295
3.00%, 12/20/2045	996	890
3.00%, 01/20/2047	966	858
3.00%, 02/20/2047	353	313
3.00%, 06/20/2047	399	354
3.00%, 07/20/2047	911	809
3.00%, 08/20/2047	395	351
3.00%, 09/20/2047	318	282
3.00%, 10/20/2047	348	308
3.00%, 12/20/2047	1,222	1,085
3.00%, 01/20/2048	472	419
3.00%, 08/20/2050	514	447
3.00%, 02/20/2051	1,179	1,045
3.00%, 06/20/2051	937	831
3.00%, 08/20/2051	1,601	1,421
3.00%, 02/20/2052	1,518	1,345
3.50%, 02/20/2044	1,196	1,108
3.50%, 06/20/2048	34	31
3.50%, 07/20/2048	28	25
3.50%, 08/20/2049	73	65
3.50%, 11/20/2049	137	122
3.50%, 07/20/2050	93	82
4.00%, 11/20/2041	16	16
4.00%, 11/20/2046	238	225
4.00%, 04/20/2048	305	286
4.00%, 10/20/2048	510	478
4.00%, 03/20/2050	407	382
4.00%, 04/20/2050	1,800	1,695
4.00%, 10/20/2050	182	167
4.50%, 08/20/2040	13	13
4.50%, 10/20/2040	31	31
ARM, (CMT Index 1 Year + 1.42%), 5.13%, 02/20/2056 (aa)	5,980	5,998
ARM, (CMT Index 1 Year + 1.83%), 5.61%, 07/20/2072 (aa)	17,825	18,676
ARM, (USD IBOR Consumer Cash Fallbacks 1 Month + 2.20%), 5.98%, 10/20/2071 (aa)	3,152	3,244

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)

GNMA II Collateral — continued
ARM, (USD IBOR Consumer Cash Fallbacks 1 Month + 2.26%), 6.04%, 02/20/2071 (aa)	1,062	1,095
GNMA II Pool, Single Family, 15 years, 2.00%, 12/20/2035	1,880	1,746
GNMA II Pool, Single Family, 30 years,
1.50%, 10/20/2051	246	194
2.00%, 07/20/2050	118	97
2.00%, 08/20/2050	3,862	3,178
2.00%, 09/20/2050	2,289	1,883
2.00%, 11/20/2050	1,348	1,109
2.00%, 12/20/2050	2,237	1,840
2.00%, 01/20/2051	947	779
2.00%, 02/20/2051	817	672
2.00%, 03/20/2051	96	79
2.00%, 10/20/2051	4,401	3,620
2.00%, 12/20/2051	6,407	5,270
2.00%, 01/20/2052	405	333
2.00%, 02/20/2052	3,236	2,661
2.00%, 03/20/2052	3,083	2,535
2.00%, 04/20/2052	2,563	2,108
2.00%, 05/20/2052	3,032	2,493
2.50%, 09/20/2050	423	361
2.50%, 01/20/2051	242	207
2.50%, 02/20/2051	3,427	2,937
2.50%, 05/20/2051	4,996	4,282
2.50%, 07/20/2051	6,383	5,469
2.50%, 08/20/2051	2,635	2,258
2.50%, 09/20/2051 (gg)	9,145	7,837
2.50%, 10/20/2051	2,703	2,300
2.50%, 11/20/2051	2,743	2,350
2.50%, 12/20/2051	3,018	2,586
2.50%, 01/20/2052	310	262
2.50%, 03/20/2052	4,065	3,482
2.50%, 04/20/2052	794	680
2.50%, 05/20/2052	640	548
2.50%, 07/20/2052	206	176
2.50%, 08/20/2052	335	289
2.50%, 02/20/2056	754	646
3.00%, 01/20/2043	332	304
3.00%, 11/20/2043	72	66
3.00%, 03/20/2045	73	66
3.00%, 09/20/2046	1,591	1,435
3.00%, 11/20/2046	984	887
3.00%, 10/20/2047	321	289
3.00%, 04/20/2049	24	22
3.00%, 04/20/2050	5,806	5,174
3.00%, 07/20/2050	4,949	4,410
3.00%, 08/20/2050	2,679	2,391
3.00%, 03/20/2051	825	736
3.00%, 08/20/2051	491	437
3.00%, 10/20/2051	2,187	1,949
3.00%, 11/20/2051	2,734	2,435

SEE NOTES TO FINANCIAL STATEMENTS.

JUNE 30, 2026	SIX CIRCLES TRUST	125

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JUNE 30, 2026 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)
Long Positions — continued
Mortgage-Backed Securities — continued
GNMA II Collateral — continued
3.00%, 12/20/2051	1,494	1,331
3.00%, 01/20/2052 (gg)	6,302	5,613
3.00%, 02/20/2052	271	241
3.00%, 03/20/2052	1,220	1,089
3.00%, 05/20/2052	18,246	16,250
3.00%, 06/20/2052	1,647	1,467
3.00%, 09/20/2052	684	610
3.00%, 02/20/2053	2,475	2,215
3.50%, 01/20/2042	820	742
3.50%, 02/20/2042	344	312
3.50%, 03/20/2042	440	398
3.50%, 09/20/2045	1,991	1,841
3.50%, 09/20/2047	2,563	2,364
3.50%, 10/20/2047	3,890	3,518
3.50%, 04/20/2048	528	480
3.50%, 08/20/2048	127	117
3.50%, 11/20/2048	153	141
3.50%, 12/20/2048	4	4
3.50%, 03/20/2049	735	674
3.50%, 06/20/2049	1,552	1,390
3.50%, 07/20/2049	728	669
3.50%, 09/20/2049	930	853
3.50%, 10/20/2049	389	357
3.50%, 12/20/2049	306	280
3.50%, 01/20/2050	460	422
3.50%, 04/20/2050	91	83
3.50%, 01/20/2052	3,281	2,983
3.50%, 02/20/2052	1,964	1,787
3.50%, 04/20/2052	309	276
3.50%, 05/20/2052	5,303	4,851
3.50%, 11/20/2052	3,889	3,532
3.50%, 02/20/2053	369	338
3.50%, 11/20/2054	711	640
3.50%, 01/20/2055	2,070	1,865
3.50%, 05/20/2055	362	326
3.50%, 08/20/2055 (gg)	3,974	3,579
3.50%, 10/20/2055	5,900	5,314
3.50%, 11/20/2055	14,893	13,413
3.50%, 03/20/2056 (gg)	24,877	22,405
3.50%, 04/20/2056	5,886	5,301
3.74%, 02/20/2042	69	63
3.74%, 03/20/2042	50	46
3.74%, 05/20/2042	257	237
3.74%, 07/20/2042	132	121
3.74%, 09/20/2042	436	401
3.74%, 11/20/2042	54	50
3.74%, 12/20/2042	181	167
3.74%, 01/20/2043	131	120
3.74%, 02/20/2043	144	132
3.74%, 03/20/2043	49	45
3.74%, 04/20/2043	108	99
4.00%, 07/20/2048	750	712
4.00%, 09/20/2048	1,275	1,212

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)

GNMA II Collateral — continued
4.00%, 11/20/2048	22	21
4.00%, 12/20/2048	653	620
4.00%, 05/20/2049	395	375
4.00%, 01/20/2050	699	662
4.00%, 03/20/2050	151	143
4.00%, 07/20/2052	155	146
4.00%, 09/20/2052	1,418	1,335
4.00%, 12/20/2052	333	314
4.00%, 12/20/2054	4,820	4,492
4.00%, 02/20/2055	1,966	1,832
4.00%, 06/20/2055	1,848	1,721
4.50%, 03/20/2047	284	276
4.50%, 06/20/2047	666	647
4.50%, 07/20/2047	1,131	1,112
4.50%, 10/20/2047	245	237
4.50%, 11/20/2047	676	654
4.50%, 05/20/2048	5,507	5,342
4.50%, 09/20/2048	547	515
4.50%, 11/20/2048	702	682
4.50%, 01/20/2049	1,378	1,351
4.50%, 03/20/2049	345	337
4.50%, 05/20/2049	84	81
4.50%, 10/20/2049	486	479
4.50%, 12/20/2051	1,400	1,374
4.50%, 08/20/2052	1,212	1,175
4.50%, 09/20/2052	358	348
4.50%, 06/20/2053	1,061	1,025
4.50%, 12/20/2053	359	346
4.50%, 01/20/2054	1,362	1,316
4.50%, 10/20/2054	1,737	1,676
4.50%, 11/20/2054	2,454	2,367
4.50%, 01/20/2055	3,574	3,439
4.50%, 02/20/2055	1,935	1,861
4.50%, 08/20/2055	1,372	1,320
5.00%, 12/20/2048	105	106
5.00%, 06/20/2049	228	229
5.00%, 07/20/2052	85	85
5.00%, 09/20/2052	654	650
5.00%, 12/20/2052	949	942
5.00%, 04/20/2053	888	881
5.00%, 05/20/2053	978	970
5.00%, 07/20/2053	1,483	1,472
5.00%, 11/20/2053	518	513
5.00%, 09/20/2054	1,237	1,222
5.00%, 10/20/2054	3,755	3,712
5.00%, 11/20/2054	4,497	4,446
5.00%, 12/20/2054	1,770	1,751
5.00%, 02/20/2055	3,666	3,622
5.00%, 10/20/2055	5,865	5,794
5.00%, 01/20/2056	1,480	1,463
5.00%, 03/20/2056	1,204	1,196
5.00%, 04/20/2056	926	920
5.00%, 06/20/2056	3,297	3,286

SEE NOTES TO FINANCIAL STATEMENTS.

126	SIX CIRCLES TRUST	JUNE 30, 2026

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)
Long Positions — continued
Mortgage-Backed Securities — continued
GNMA II Collateral — continued
5.50%, 12/20/2052	752	763
5.50%, 01/20/2053	90	91
5.50%, 03/20/2053	338	342
5.50%, 04/20/2053	1,122	1,137
5.50%, 05/20/2053	340	345
5.50%, 06/20/2053	790	800
5.50%, 07/20/2053	307	313
5.50%, 09/20/2053	3,224	3,260
5.50%, 06/20/2054	1,688	1,711
5.50%, 08/20/2054	1,607	1,623
5.50%, 10/20/2054	1,899	1,913
5.50%, 11/20/2054	1,072	1,082
5.50%, 12/20/2054	1,247	1,257
5.50%, 02/20/2055	1,766	1,778
5.50%, 03/20/2055	1,286	1,295
5.50%, 07/20/2055	5,273	5,308
TBA, 5.50%, 07/01/2056 (w)	15,089	15,176
6.00%, 07/20/2053 (gg)	943	987
6.00%, 09/20/2053	592	613
6.00%, 10/20/2053	523	537
6.00%, 08/20/2054	1,673	1,716
6.00%, 09/20/2054	1,973	2,021
6.00%, 02/20/2055	222	226
6.00%, 08/20/2055	7,059	7,211
6.00%, 10/20/2055	1,051	1,073
6.50%, 06/20/2054	181	189
6.50%, 07/20/2054	800	829
6.50%, 01/20/2055	532	552
6.50%, 07/20/2055	316	328
7.00%, 01/20/2053	535	561
7.00%, 05/20/2054	780	809
7.00%, 04/20/2055	107	110
7.00%, 08/20/2055	189	196
GNMA, Single Family, 30 years,
TBA, 2.00%, 07/01/2056 (w)	3,850	3,161
TBA, 2.00%, 08/01/2056 (w)	6,000	4,924
TBA, 2.50%, 07/01/2056 (w)	23,075	19,738
TBA, 3.00%, 07/01/2056 (w)	4,362	3,880
TBA, 3.50%, 07/01/2056 (w)	395	355
TBA, 4.00%, 07/01/2056 (w)	635	591
TBA, 4.00%, 08/01/2056 (w)	35,300	32,788
TBA, 4.50%, 07/01/2056 (w)	8,375	8,053
TBA, 5.00%, 07/01/2056 (w)	733	723
TBA, 5.00%, 08/01/2056 (w)	34,217	33,742
TBA, 5.50%, 08/01/2056 (w)	15,700	15,770
TBA, 6.00%, 07/01/2056 (w)	935	954
TBA, 6.50%, 07/01/2056 (w)	5,250	5,441
TBA, 6.50%, 08/01/2056 (w)	20,900	21,629

Total GNMA II Collateral		528,105

UMBS Collateral — 10.0%
FHLMC Pool, Single Family, 15 years,
1.50%, 12/01/2035	251	226

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)

UMBS Collateral — continued
1.50%, 03/01/2036	388		347
1.50%, 02/01/2037	574		513
1.50%, 03/01/2037	598		534
2.00%, 12/01/2035	486		445
2.00%, 02/01/2036	3,207		2,938
2.00%, 03/01/2036	278		255
2.00%, 05/01/2036	1,898		1,734
2.00%, 08/01/2036	809		739
2.00%, 10/01/2036	430		393
2.00%, 11/01/2036	2,455		2,243
2.00%, 12/01/2036	242		221
2.00%, 01/01/2037	2,950		2,696
2.00%, 04/01/2037	1,141		1,042
2.00%, 05/01/2037	708		647
2.00%, 06/01/2037	1,389		1,268
2.00%, 07/01/2038	3,564		3,253
2.50%, 07/01/2032	954		914
2.50%, 10/01/2035	5,530		5,199
2.50%, 07/01/2036	865		811
2.50%, 04/01/2037	102		96
2.50%, 05/01/2037	258		242
2.50%, 11/01/2037	1,580		1,480
3.00%, 04/01/2028	7		7
3.00%, 10/01/2028	339		334
3.00%, 04/01/2029	9		9
3.00%, 05/01/2030	2		2
3.00%, 06/01/2030	229		224
3.00%, 11/01/2030	48		47
3.00%, 11/01/2031	11		11
3.00%, 11/01/2032	58		56
3.00%, 01/01/2033	27		26
3.00%, 04/01/2037	245		232
3.00%, 07/01/2038	502		475
3.50%, 09/01/2033	158		154
3.50%, 02/01/2034	375		365
3.50%, 05/01/2035	325		312
4.00%, 07/01/2029	—	(h)	—	(h)
4.00%, 11/01/2033	—	(h)	—	(h)
4.00%, 01/01/2034	8		8
4.00%, 08/01/2037	93		91
4.00%, 02/01/2038	92		89
4.00%, 12/01/2039	3,933		3,828
4.00%, 03/01/2041	846		823
5.50%, 04/01/2039	464		472
5.50%, 10/01/2040	1,399		1,422
5.50%, 11/01/2040	512		521
FHLMC Pool, Single Family, 20 years,
3.00%, 07/01/2042	278		256
3.00%, 08/01/2042	96		89
3.50%, 06/01/2039	184		176
3.50%, 07/01/2039	106		100
3.50%, 08/01/2039	406		386
3.50%, 09/01/2039	263		250

SEE NOTES TO FINANCIAL STATEMENTS.

JUNE 30, 2026	SIX CIRCLES TRUST	127

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JUNE 30, 2026 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)
Long Positions — continued
Mortgage-Backed Securities — continued
UMBS Collateral — continued
6.00%, 06/01/2045	307	315
6.50%, 05/01/2045	322	334
FHLMC Pool, Single Family, 30 years,
1.50%, 02/01/2051	14	11
1.50%, 04/01/2051	34	26
1.50%, 05/01/2051	4,575	3,517
1.50%, 07/01/2051	773	593
2.00%, 09/01/2050	583	472
2.00%, 10/01/2050	3,570	2,894
2.00%, 02/01/2051	3,212	2,601
2.00%, 03/01/2051	2,353	1,908
2.00%, 05/01/2051	9,342	7,544
2.00%, 06/01/2051	794	640
2.00%, 07/01/2051	1,115	910
2.00%, 10/01/2051	379	308
2.00%, 11/01/2051	4,728	3,846
2.00%, 12/01/2051	5,284	4,259
2.00%, 01/01/2052	403	325
2.00%, 02/01/2052	1,838	1,479
2.00%, 03/01/2052	10,574	8,530
2.00%, 04/01/2052	4,465	3,591
2.00%, 05/01/2052	1,773	1,427
2.00%, 08/01/2052	5,712	4,594
2.00%, 10/01/2052	942	756
2.50%, 11/01/2050	18,971	16,008
2.50%, 12/01/2050	2,908	2,443
2.50%, 02/01/2051	10,151	8,592
2.50%, 04/01/2051	349	292
2.50%, 07/01/2051	3,866	3,260
2.50%, 08/01/2051(gg)	11,957	10,206
2.50%, 11/01/2051	630	540
2.50%, 02/01/2052	6,960	5,862
2.50%, 03/01/2052	1,425	1,213
2.50%, 04/01/2052	1,140	961
2.50%, 01/01/2054	3,326	2,803
3.00%, 02/01/2049	1,678	1,515
3.00%, 11/01/2049	1,204	1,077
3.00%, 05/01/2050	2,712	2,420
3.00%, 07/01/2050	1,445	1,266
3.00%, 08/01/2050	3,009	2,671
3.00%, 10/01/2050	632	557
3.00%, 12/01/2050	208	183
3.00%, 06/01/2051	2,582	2,262
3.00%, 07/01/2051	4,740	4,219
3.00%, 11/01/2051	1,513	1,329
3.00%, 12/01/2051(gg)	3,116	2,727
3.00%, 02/01/2052	832	728
3.00%, 03/01/2052	2,205	1,944
3.00%, 04/01/2052	3,819	3,367
3.00%, 05/01/2052	1,497	1,312
3.00%, 07/01/2052	10,633	9,303
3.50%, 03/01/2042	1	1
3.50%, 09/01/2042	1,668	1,562

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)

UMBS Collateral — continued
3.50%, 07/01/2043	1	1
3.50%, 11/01/2047	246	227
3.50%, 02/01/2048	1,316	1,208
3.50%, 03/01/2048	218	203
3.50%, 05/01/2048	2,869	2,649
3.50%, 06/01/2048	3	3
3.50%, 01/01/2049	30	28
3.50%, 02/01/2049	395	367
3.50%, 09/01/2049	1,674	1,544
3.50%, 10/01/2049	1,590	1,463
3.50%, 04/01/2050	2,220	2,054
3.50%, 09/01/2052	1,061	966
3.50%, 05/01/2053	4,677	4,257
4.00%, 05/01/2045	3,345	3,206
4.00%, 10/01/2048	2,071	1,963
4.00%, 04/01/2049	1,686	1,602
4.00%, 09/01/2049	1,059	1,004
4.00%, 05/01/2050	781	738
4.00%, 08/01/2050	840	796
4.00%, 09/01/2050	7,097	6,727
4.00%, 04/01/2052	51	48
4.00%, 06/01/2052	770	724
4.00%, 07/01/2052	721	678
4.00%, 08/01/2052	1,383	1,302
4.00%, 09/01/2052	469	441
4.00%, 10/01/2052	457	431
4.00%, 02/01/2053	361	342
4.50%, 12/01/2047	124	121
4.50%, 04/01/2048	188	185
4.50%, 08/01/2048	15	15
4.50%, 09/01/2048	514	501
4.50%, 08/01/2049	963	943
4.50%, 09/01/2050	670	653
4.50%, 10/01/2050	2,666	2,591
4.50%, 07/01/2052	164	159
4.50%, 08/01/2052	403	390
4.50%, 12/01/2052	1,357	1,322
4.50%, 08/01/2053	82	79
4.50%, 01/01/2056	3,996	3,864
5.00%, 12/01/2049	290	291
5.00%, 08/01/2052	199	198
5.00%, 09/01/2052	459	457
5.00%, 10/01/2052	226	225
5.00%, 11/01/2052	187	186
5.00%, 01/01/2053	3,392	3,373
5.00%, 04/01/2053	1,043	1,034
5.00%, 06/01/2053	159	158
5.00%, 07/01/2053	1,170	1,159
5.00%, 04/01/2054	1,104	1,095
5.00%, 05/01/2054	468	462
5.00%, 10/01/2054	4,288	4,249
5.00%, 12/01/2054	1,388	1,381
5.00%, 01/01/2056	2,598	2,570

SEE NOTES TO FINANCIAL STATEMENTS.

128	SIX CIRCLES TRUST	JUNE 30, 2026

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)
Long Positions — continued
Mortgage-Backed Securities — continued
UMBS Collateral — continued
5.00%, 02/01/2056	1,077	1,070
5.00%, 03/01/2056	4,703	4,656
5.00%, 04/01/2056	12,569	12,391
5.50%, 11/01/2052	1,368	1,392
5.50%, 12/01/2052	923	941
5.50%, 01/01/2053	648	660
5.50%, 02/01/2053	1,745	1,769
5.50%, 03/01/2053	362	369
5.50%, 04/01/2053	299	303
5.50%, 05/01/2053	1,474	1,492
5.50%, 06/01/2053	84	85
5.50%, 09/01/2053	3,333	3,370
5.50%, 01/01/2054	442	445
5.50%, 03/01/2054	2,057	2,077
5.50%, 04/01/2054(gg)	11,312	11,405
5.50%, 05/01/2054	3,459	3,517
5.50%, 07/01/2054	272	275
5.50%, 08/01/2054	2,989	3,013
5.50%, 09/01/2054	371	379
5.50%, 11/01/2054	3,009	3,055
5.50%, 12/01/2054	1,141	1,158
5.50%, 01/01/2055	786	799
5.50%, 02/01/2055	2,502	2,524
5.50%, 03/01/2055	6,996	7,058
5.50%, 04/01/2055	1,275	1,298
5.50%, 05/01/2055	241	246
5.50%, 06/01/2055	8,690	8,778
5.50%, 08/01/2055	2,377	2,416
5.50%, 09/01/2055	11,704	11,929
5.50%, 10/01/2055	4,667	4,750
5.50%, 11/01/2055	2,462	2,508
5.50%, 01/01/2056	938	957
5.50%, 02/01/2056	5,551	5,645
5.50%, 05/01/2056	2,463	2,475
6.00%, 02/01/2053	673	693
6.00%, 06/01/2053	232	241
6.00%, 08/01/2053	2,061	2,141
6.00%, 09/01/2053	577	597
6.00%, 02/01/2054	342	355
6.00%, 04/01/2054	290	303
6.00%, 05/01/2054	7,934	8,256
6.00%, 07/01/2054	896	922
6.00%, 08/01/2054	698	715
6.00%, 09/01/2054	3,057	3,169
6.00%, 10/01/2054	903	935
6.00%, 11/01/2054	847	873
6.00%, 12/01/2054	665	689
6.00%, 01/01/2055	2,115	2,192
6.00%, 02/01/2055	4,935	5,078
6.00%, 03/01/2055	849	885
6.00%, 04/01/2055	19,429	20,243
6.00%, 05/01/2055	971	998
6.00%, 06/01/2055	400	416

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)

UMBS Collateral — continued
6.00%, 08/01/2055	6,436	6,618
6.00%, 09/01/2055	2,280	2,353
6.50%, 09/01/2053	400	416
6.50%, 10/01/2053	315	329
6.50%, 11/01/2053	122	127
6.50%, 12/01/2053	627	653
6.50%, 01/01/2054	1,008	1,058
6.50%, 02/01/2054	441	458
6.50%, 05/01/2054	486	511
6.50%, 06/01/2054	91	96
6.50%, 07/01/2054	1,426	1,491
6.50%, 09/01/2054	883	928
6.50%, 02/01/2055	617	646
6.50%, 04/01/2055	875	918
6.50%, 06/01/2055	3,880	4,075
6.50%, 07/01/2055	979	1,019
6.50%, 08/01/2055	228	242
6.50%, 09/01/2055	1,368	1,440
FNMA or FHLMC, Single Family, 15 years,
TBA, 1.50%, 07/01/2041 (w)	2,241	1,998
TBA, 2.00%, 07/01/2041 (w)	10,775	9,830
TBA, 3.00%, 07/01/2041 (w)	4,675	4,422
TBA, 4.00%, 07/01/2041 (w)	3,250	3,161
TBA, 4.50%, 08/01/2041 (w)	6,800	6,719
TBA, 5.50%, 08/01/2041 (w)	17,500	17,763
FNMA or FHLMC, Single Family, 30 years,
TBA, 1.50%, 07/01/2056 (w)	7,300	5,598
TBA, 2.00%, 07/01/2056 (w)	1,025	820
TBA, 2.00%, 08/01/2056 (w)	102,900	82,344
TBA, 2.50%, 07/01/2056 (w)	31,475	26,348
TBA, 3.00%, 07/01/2056 (w)	1,803	1,576
TBA, 3.00%, 08/01/2056 (w)	9,500	8,298
TBA, 3.50%, 07/01/2056 (w)	60,515	55,046
TBA, 4.00%, 07/01/2056 (w)	1,075	1,006
TBA, 4.50%, 07/01/2056 (w)	15,043	14,444
TBA, 4.50%, 08/01/2056 (w)	13,800	13,240
TBA, 5.00%, 07/01/2056 (w)	24,221	23,833
TBA, 5.00%, 08/01/2056 (w)	75,579	74,292
TBA, 5.50%, 07/01/2056 (w)	1,075	1,080
TBA, 5.50%, 08/01/2056 (w)	101,650	101,947
TBA, 6.00%, 07/01/2056 (w)	93,633	95,726
TBA, 6.00%, 08/01/2056 (w)	6,525	6,650
TBA, 6.00%, 09/01/2056 (w)	217,800	221,731
TBA, 6.50%, 07/01/2056 (w)	41,525	42,954
FNMA Pool,
2.00%, 11/01/2027	51	50
3.50%, 09/01/2027	15	16
3.50%, 12/01/2028	17	17
FNMA Pool, Single Family, 15 years,
1.50%, 10/01/2036	372	332
1.50%, 11/01/2036	328	294
1.50%, 03/01/2037	334	298
1.50%, 05/01/2037	133	119

SEE NOTES TO FINANCIAL STATEMENTS.

JUNE 30, 2026	SIX CIRCLES TRUST	129

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JUNE 30, 2026 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)
Long Positions — continued
Mortgage-Backed Securities — continued
UMBS Collateral — continued
1.50%, 08/01/2037	372	332
2.00%, 02/01/2028	4	4
2.00%, 09/01/2028	33	33
2.00%, 11/01/2028	37	36
2.00%, 07/01/2032	5	5
2.00%, 12/01/2035	531	487
2.00%, 02/01/2036	3,918	3,581
2.00%, 03/01/2036	295	269
2.00%, 08/01/2036	765	699
2.00%, 10/01/2036	245	223
2.00%, 11/01/2036	1,597	1,460
2.00%, 12/01/2036	828	757
2.00%, 01/01/2037	382	349
2.00%, 02/01/2037	677	618
2.00%, 04/01/2037	781	714
2.00%, 05/01/2037	2,229	2,035
2.50%, 06/01/2029	1,845	1,818
2.50%, 08/01/2035	155	146
2.50%, 03/01/2036	1,414	1,334
2.50%, 07/01/2036	567	533
2.50%, 08/01/2036	88	83
2.50%, 11/01/2036	1,814	1,700
2.50%, 03/01/2037	163	153
2.50%, 04/01/2037	343	321
2.50%, 05/01/2037	91	85
3.00%, 10/01/2026	3	3
3.00%, 11/01/2026	51	51
3.00%, 12/01/2026	8	8
3.00%, 01/01/2027	94	93
3.00%, 02/01/2027	23	23
3.00%, 04/01/2027	56	56
3.00%, 11/01/2027	5	5
3.00%, 02/01/2028	23	23
3.00%, 10/01/2029	19	19
3.00%, 03/01/2030	13	13
3.00%, 05/01/2030	3	3
3.00%, 07/01/2030	6	6
3.00%, 09/01/2030	223	218
3.00%, 12/01/2030	12	11
3.00%, 04/01/2031	45	43
3.00%, 12/01/2031	123	119
3.00%, 02/01/2032	185	179
3.00%, 03/01/2032	179	173
3.00%, 04/01/2032	888	857
3.00%, 05/01/2032	267	257
3.00%, 07/01/2032	586	566
3.00%, 08/01/2032	235	227
3.00%, 11/01/2032	475	458
3.00%, 01/01/2033	33	32
3.00%, 07/01/2033	61	59
3.00%, 02/01/2034	681	658
3.00%, 09/01/2034	283	270
3.00%, 12/01/2035	222	212

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)

UMBS Collateral — continued
3.00%, 04/01/2037	1,482		1,403
3.00%, 05/01/2037	1,287		1,220
3.00%, 10/01/2037	643		608
3.50%, 07/01/2031	23		23
3.50%, 07/01/2034	132		130
3.50%, 03/01/2035	738		718
3.50%, 05/01/2035	40		39
3.50%, 12/01/2039	3,150		3,006
4.00%, 08/01/2026	—	(h)	—	(h)
4.00%, 08/01/2027	1		1
4.00%, 12/01/2028	7		7
4.00%, 04/01/2033	236		233
4.00%, 10/01/2033	43		43
4.00%, 11/01/2033	—	(h)	—	(h)
4.00%, 12/01/2033	10		10
4.00%, 03/01/2035	75		74
4.00%, 09/01/2037	121		118
4.00%, 11/01/2037	178		173
4.00%, 05/01/2038	80		78
4.00%, 11/01/2038	51		49
4.00%, 12/01/2039	1,581		1,538
4.00%, 03/01/2041	3,657		3,558
FNMA Pool, Single Family, 20 years,
3.00%, 05/01/2042	566		520
3.00%, 06/01/2042	285		261
3.00%, 07/01/2042	1,083		999
3.50%, 03/01/2037	307		294
3.50%, 08/01/2038	78		74
3.50%, 04/01/2039	9		8
3.50%, 08/01/2039	119		113
4.50%, 06/01/2039	17		16
4.50%, 07/01/2043	728		713
6.00%, 04/01/2045	204		208
6.00%, 06/01/2045	206		211
6.50%, 05/01/2045	1,078		1,115
7.00%, 03/01/2045	225		238
FNMA Pool, Single Family, 30 years,
1.50%, 11/01/2050	1,126		867
1.50%, 06/01/2051	1,649		1,270
1.50%, 07/01/2051	1,048		805
1.50%, 04/01/2052	793		609
2.00%, 07/01/2050	1,185		959
2.00%, 09/01/2050	1,022		830
2.00%, 10/01/2050	787		637
2.00%, 12/01/2050	6,554		5,296
2.00%, 01/01/2051	3,222		2,621
2.00%, 02/01/2051	1,092		883
2.00%, 03/01/2051	1,615		1,314
2.00%, 04/01/2051	9,099		7,362
2.00%, 05/01/2051	1,504		1,220
2.00%, 06/01/2051	4,765		3,875
2.00%, 07/01/2051	2,579		2,084
2.00%, 10/01/2051	14,966		12,078

SEE NOTES TO FINANCIAL STATEMENTS.

130	SIX CIRCLES TRUST	JUNE 30, 2026

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)
Long Positions — continued
Mortgage-Backed Securities — continued
UMBS Collateral — continued
2.00%, 11/01/2051	6,817	5,501
2.00%, 12/01/2051	1,308	1,064
2.00%, 12/01/2051 (hh)	14,601	11,751
2.00%, 02/01/2052	2,740	2,203
2.00%, 05/01/2052	4,341	3,490
2.00%, 10/01/2052	15,752	12,659
2.00%, 12/01/2053	2,876	2,312
2.50%, 08/01/2046	4,007	3,456
2.50%, 08/01/2050	13	11
2.50%, 10/01/2050	9,414	7,922
2.50%, 12/01/2050	11,772	9,885
2.50%, 02/01/2051	1,650	1,395
2.50%, 03/01/2051	4,293	3,644
2.50%, 04/01/2051	5,487	4,612
2.50%, 07/01/2051	1,369	1,161
2.50%, 08/01/2051	3,024	2,583
2.50%, 09/01/2051	412	347
2.50%, 10/01/2051	2,673	2,249
2.50%, 11/01/2051	4,220	3,557
2.50%, 12/01/2051	13,068	11,061
2.50%, 01/01/2052	19,238	16,216
2.50%, 02/01/2052	842	717
2.50%, 03/01/2052 (gg)	8,461	7,214
2.50%, 04/01/2052	3,812	3,245
2.50%, 05/01/2052	736	622
2.50%, 07/01/2052	11,398	9,575
2.50%, 08/01/2052	1,711	1,440
2.50%, 01/01/2054	5,822	4,894
3.00%, 08/01/2046	888	798
3.00%, 11/01/2046	2,319	2,102
3.00%, 02/01/2047	446	404
3.00%, 04/01/2048	4,605	4,177
3.00%, 01/01/2050	2,154	1,922
3.00%, 03/01/2050	1,160	1,033
3.00%, 06/01/2050	218	193
3.00%, 07/01/2050	9,829	8,657
3.00%, 08/01/2050	2,441	2,166
3.00%, 09/01/2050	249	219
3.00%, 11/01/2050	431	380
3.00%, 12/01/2050 (gg)	3,086	2,749
3.00%, 01/01/2051	1,342	1,184
3.00%, 05/01/2051	8,762	7,673
3.00%, 06/01/2051	5,317	4,664
3.00%, 07/01/2051	1,442	1,274
3.00%, 08/01/2051	959	855
3.00%, 10/01/2051	2,461	2,156
3.00%, 11/01/2051	2,122	1,868
3.00%, 12/01/2051	2,101	1,839
3.00%, 02/01/2052	809	713
3.00%, 03/01/2052	403	355
3.00%, 04/01/2052	2,797	2,457
3.00%, 05/01/2052	3,600	3,151
3.00%, 03/01/2053	3,246	2,841

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)

UMBS Collateral — continued
3.00%, 03/01/2056	4,431	3,875
3.50%, 07/01/2042	1	1
3.50%, 09/01/2042	118	110
3.50%, 05/01/2043	4	3
3.50%, 07/01/2043	5,130	4,808
3.50%, 08/01/2043 (gg)	13,222	12,380
3.50%, 01/01/2044	155	145
3.50%, 10/01/2045	15	14
3.50%, 12/01/2045	1,512	1,408
3.50%, 07/01/2046	2,785	2,588
3.50%, 02/01/2047	2,920	2,730
3.50%, 07/01/2047	667	620
3.50%, 10/01/2047	1,012	936
3.50%, 02/01/2048	1,609	1,486
3.50%, 03/01/2048	136	126
3.50%, 03/01/2049	261	242
3.50%, 06/01/2049	2,833	2,619
3.50%, 08/01/2049	1,407	1,302
3.50%, 04/01/2050	130	120
3.50%, 05/01/2050	3,417	3,141
3.50%, 06/01/2050	1,166	1,073
3.50%, 07/01/2050	7,747	7,057
3.50%, 01/01/2051	592	544
3.50%, 03/01/2052 (gg)	9,853	9,089
3.50%, 05/01/2052 (gg)	15,405	14,090
3.50%, 06/01/2052	3,578	3,279
3.50%, 07/01/2052	3,770	3,436
3.50%, 05/01/2053	846	770
4.00%, 04/01/2039	812	790
4.00%, 03/01/2042	401	389
4.00%, 04/01/2043	2,627	2,536
4.00%, 04/01/2044	1,246	1,193
4.00%, 02/01/2045	175	169
4.00%, 08/01/2045	2,037	1,957
4.00%, 09/01/2046	95	91
4.00%, 09/01/2047	30	29
4.00%, 10/01/2047	372	354
4.00%, 03/01/2048	57	54
4.00%, 04/01/2048	295	280
4.00%, 06/01/2048	21	20
4.00%, 07/01/2048	3,436	3,275
4.00%, 08/01/2048	93	88
4.00%, 09/01/2048	219	208
4.00%, 01/01/2049 (gg)	8,470	7,976
4.00%, 03/01/2049	881	831
4.00%, 05/01/2049	4,190	4,011
4.00%, 06/01/2049	870	827
4.00%, 11/01/2049	368	350
4.00%, 05/01/2050	703	666
4.00%, 03/01/2051	1,868	1,769
4.00%, 05/01/2051	183	173
4.00%, 08/01/2051	2,956	2,850
4.00%, 04/01/2052	52	49

SEE NOTES TO FINANCIAL STATEMENTS.

JUNE 30, 2026	SIX CIRCLES TRUST	131

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JUNE 30, 2026 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)
Long Positions — continued
Mortgage-Backed Securities — continued
UMBS Collateral — continued
4.00%, 05/01/2052	1,560	1,464
4.00%, 06/01/2052	568	534
4.00%, 07/01/2052	417	393
4.00%, 08/01/2052	1,683	1,583
4.00%, 09/01/2052	248	233
4.00%, 12/01/2052	974	916
4.00%, 07/01/2053	364	345
4.00%, 08/01/2053	5,861	5,497
4.00%, 11/01/2053	6,005	5,626
4.00%, 06/01/2054	1,569	1,470
4.50%, 05/01/2047	2	2
4.50%, 11/01/2047	470	458
4.50%, 01/01/2048	419	410
4.50%, 04/01/2048	21	21
4.50%, 08/01/2048	12	12
4.50%, 09/01/2048	346	339
4.50%, 02/01/2049	3,863	3,751
4.50%, 05/01/2049	321	311
4.50%, 08/01/2049	7	7
4.50%, 01/01/2050	144	141
4.50%, 04/01/2050 (gg)	5,295	5,157
4.50%, 05/01/2052	17	17
4.50%, 06/01/2052	1,127	1,092
4.50%, 08/01/2052	295	287
4.50%, 09/01/2052	1,791	1,733
4.50%, 10/01/2052	770	749
4.50%, 11/01/2052	2,595	2,520
4.50%, 12/01/2052	411	399
4.50%, 08/01/2053	235	227
4.50%, 06/01/2054	1,178	1,132
4.50%, 04/01/2055	8,995	8,642
4.50%, 01/01/2056	1,737	1,669
5.00%, 09/01/2049	715	717
5.00%, 10/01/2052	1,370	1,360
5.00%, 11/01/2052	862	857
5.00%, 12/01/2052	431	430
5.00%, 01/01/2053	1,824	1,810
5.00%, 02/01/2053	1,100	1,090
5.00%, 03/01/2053	266	266
5.00%, 04/01/2053	748	742
5.00%, 05/01/2053	187	185
5.00%, 06/01/2053	228	227
5.00%, 07/01/2053	1,660	1,643
5.00%, 11/01/2053	3,356	3,324
5.00%, 10/01/2054	2,548	2,514
5.00%, 11/01/2054	6,004	5,933
5.00%, 01/01/2055	3,397	3,367
5.00%, 06/01/2055	2,015	1,986
5.00%, 01/01/2056	7,957	7,853
5.00%, 02/01/2056	3,538	3,515
5.00%, 03/01/2056	3,190	3,164
5.00%, 05/01/2056	4,805	4,748
5.50%, 09/01/2052	237	243

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)

UMBS Collateral — continued
5.50%, 01/01/2053	334	343
5.50%, 02/01/2053	1,402	1,422
5.50%, 03/01/2053	7,297	7,397
5.50%, 04/01/2053	1,491	1,522
5.50%, 05/01/2053	1,283	1,302
5.50%, 06/01/2053	3,394	3,459
5.50%, 09/01/2053	269	276
5.50%, 03/01/2054	5,895	5,945
5.50%, 04/01/2054	573	581
5.50%, 05/01/2054	3,775	3,806
5.50%, 07/01/2054	312	319
5.50%, 08/01/2054	512	523
5.50%, 10/01/2054	2,532	2,559
5.50%, 12/01/2054	478	487
5.50%, 01/01/2055	1,721	1,746
5.50%, 04/01/2055	1,297	1,324
5.50%, 05/01/2055	1,446	1,465
5.50%, 07/01/2055	38	39
5.50%, 08/01/2055	1,131	1,152
5.50%, 09/01/2055	4,229	4,279
5.50%, 10/01/2055	3,546	3,607
5.50%, 12/01/2055	5,593	5,697
5.50%, 01/01/2056	447	452
6.00%, 12/01/2052	210	216
6.00%, 01/01/2053	599	614
6.00%, 07/01/2053	813	833
6.00%, 08/01/2053	364	380
6.00%, 09/01/2053	1,463	1,519
6.00%, 11/01/2053	1,648	1,702
6.00%, 12/01/2053	582	604
6.00%, 01/01/2054	2,158	2,245
6.00%, 03/01/2054	1,817	1,891
6.00%, 04/01/2054	3,349	3,474
6.00%, 06/01/2054	2,933	3,002
6.00%, 07/01/2054	847	868
6.00%, 08/01/2054	4,675	4,840
6.00%, 09/01/2054	7,618	7,855
6.00%, 10/01/2054	179	184
6.00%, 11/01/2054	2,596	2,679
6.00%, 01/01/2055	3,350	3,458
6.00%, 02/01/2055	810	834
6.00%, 03/01/2055	7,234	7,530
6.00%, 04/01/2055	1,650	1,719
6.00%, 09/01/2055	3,598	3,735
6.00%, 11/01/2055	1,014	1,058
6.00%, 03/01/2056	1,215	1,243
6.00%, 05/01/2056	519	531
6.50%, 10/01/2053	502	528
6.50%, 11/01/2053	2,239	2,327
6.50%, 12/01/2053	872	919
6.50%, 01/01/2054	910	951
6.50%, 02/01/2054	538	572
6.50%, 04/01/2054	616	647

SEE NOTES TO FINANCIAL STATEMENTS.

132	SIX CIRCLES TRUST	JUNE 30, 2026

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)
Long Positions — continued
Mortgage-Backed Securities — continued
UMBS Collateral — continued
6.50%, 07/01/2054	1,714	1,790
6.50%, 08/01/2054	2,905	3,015
6.50%, 11/01/2054	1,969	2,056
6.50%, 04/01/2055	927	975
6.50%, 07/01/2055	1,172	1,222
6.50%, 08/01/2055	537	565
6.50%, 09/01/2055	362	380
6.50%, 12/01/2055	2,864	2,985

Total UMBS Collateral		1,840,601

Total Mortgage-Backed Securities (Cost $2,659,639)		2,583,225

Municipal Bonds — 0.0% (g) (t)
Arizona — 0.0% (g)
Salt River Project Agricultural Improvement & Power District, Series A, Rev., 4.84%, 01/01/2041	100	96

California — 0.0% (g)
California State University, Taxable Systemwide, Series E, Rev., 2.90%, 11/01/2051	15	11
Regents of the University of California Medical Center Pooled Revenue, Build America Bonds, Series F, Rev., 6.58%, 05/15/2049	100	105
State of California, Taxable Construction Bond Bidding Group, GO, 1.75%, 11/01/2030	100	89

		205

District of Columbia — 0.0% (g)
District of Columbia, Water & Sewer Authority, Senior Lien, Green Bonds, Series A, Rev., 4.81%, 10/01/2114	890	742

Illinois — 0.0% (g)
State of Illinois, Taxable Pension, GO, 5.10%, 06/01/2033	80	81

Maryland — 0.0% (g)
Maryland Economic Development Corp., Rev., 5.43%, 05/31/2056	1,245	1,222

Michigan — 0.0% (g)
University of Michigan, Series A, Rev., 4.45%, 04/01/2122	1,000	785

New York — 0.0% (g)
Port Authority of New York & New Jersey
Series 21, Rev., 3.29%, 08/01/2069	40	26
Series 239, Rev., 5.07%, 07/15/2053	2,205	2,094
Port Authority of New York & New Jersey, Taxable Consolidated 160, Rev., 5.65%, 11/01/2040	100	105

		2,225

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)

Oklahoma — 0.0% (g)
Oklahoma Development Finance Authority, Rev., 4.62%, 06/01/2044	10	10

Oregon — 0.0% (g)
Oregon State University, Rev., BAM, 3.42%, 03/01/2060	10	7

Texas — 0.0% (g)
Dallas Fort Worth International Airport, Taxable
Series A, Rev., 4.09%, 11/01/2051	425	353
Series C, Rev., 3.09%, 11/01/2040	100	81

		434

Virginia — 0.0% (g)
University of Virginia, Rev., 2.26%, 09/01/2050	1,480	849
University of Virginia, Taxable, Series C, Rev., 4.18%, 09/01/2117	40	29

		878

Total Municipal Bonds (Cost $7,719)		6,685

U.S. Government Agency Securities — 0.1%
Sovereign — 0.1%
Federal Agricultural Mortgage Corp.,
2.00%, 10/27/2031	1,000	885
2.15%, 07/23/2040	223	156
Federal Farm Credit Banks Funding Corp.,
1.28%, 06/03/2030	540	482
1.30%, 11/04/2030	5	4
1.30%, 02/03/2031	1,235	1,085
1.43%, 12/11/2030	44	39
1.74%, 06/03/2030	82	74
2.20%, 12/09/2031	1,030	918
2.20%, 01/12/2032	60	54
4.39%, 03/27/2029	1,000	1,001
FHLBs,
1.05%, 06/24/2027	24	24
1.11%, 07/27/2026	833	832
1.25%, 06/15/2027	343	334
1.28%, 12/02/2030	15	13
1.30%, 02/11/2030	10	9
1.50%, 09/11/2029	110	101
1.80%, 01/25/2036	500	394
1.85%, 06/11/2035	65	52
2.00%, 03/25/2030	38	35
2.04%, 05/04/2035	758	614
2.05%, 03/19/2035	1,384	1,129
2.35%, 03/30/2037	28	22
3.25%, 11/16/2028	25	24
3.50%, 09/09/2027	1,425	1,415
4.00%, 06/09/2028	50	50
FHLMC,
1.22%, 08/19/2030	215	190
1.25%, 11/19/2030	10	9

SEE NOTES TO FINANCIAL STATEMENTS.

JUNE 30, 2026	SIX CIRCLES TRUST	133

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JUNE 30, 2026 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)
Long Positions — continued
U.S. Government Agency Securities — continued
Sovereign — continued
1.38%, 07/15/2030		17	15
1.40%, 06/28/2030		75	67
6.25%, 07/15/2032		7	8
6.75%, 03/15/2031		50	56
FHLMC STRIPs, Zero Coupon, 03/15/2031		521	427
FNMA,
Zero Coupon, 11/15/2030		225	187
0.88%, 08/05/2030		50	44
5.38%, 12/07/2028	GBP	460	621
6.63%, 11/15/2030		1,000	1,096
Resolution Funding Corp., 8.63%, 01/15/2030		45	51
Resolution Funding Corp. Interest STRIP,
Zero Coupon, 07/15/2028		57	53
Zero Coupon, 10/15/2028		485	441
Zero Coupon, 01/15/2030		1,750	1,505
Zero Coupon, 04/15/2030		2,965	2,519
Resolution Funding Corp. Principal STRIP, Zero Coupon, 01/15/2030		835	718
Tennessee Valley Authority, 4.63%, 06/07/2043	GBP	200	226
Tennessee Valley Authority Generic Strip, Zero Coupon, 01/15/2034		1,100	774

Total Sovereign			18,753

Total U.S. Government Agency Securities (Cost $18,652)			18,753

U.S. Treasury Obligations — 13.6%
Sovereign — 13.6%
U.S. Treasury Bonds,
1.13%, 05/15/2040		4,843	3,075
1.13%, 08/15/2040		3,914	2,460
1.25%, 05/15/2050		10,303	4,929
1.38%, 11/15/2040		3,283	2,131
1.38%, 08/15/2050		3,784	1,866
1.63%, 11/15/2050		4,312	2,266
1.75%, 08/15/2041		3,986	2,681
1.88%, 02/15/2041		3,538	2,464
1.88%, 02/15/2051		3,543	1,980
1.88%, 11/15/2051		4,363	2,410
2.00%, 11/15/2041		3,005	2,089
2.00%, 02/15/2050		8,768	5,134
2.00%, 08/15/2051		3,882	2,221
2.25%, 05/15/2041		2,649	1,938
2.25%, 08/15/2046		3,568	2,338
2.25%, 08/15/2049		1,860	1,162
2.25%, 02/15/2052		3,163	1,914
2.38%, 02/15/2042		2,342	1,715
2.38%, 11/15/2049		2,039	1,305
2.38%, 05/15/2051		3,622	2,276
2.50%, 02/15/2045		2,734	1,926
2.50%, 02/15/2046		1,313	910
2.50%, 05/15/2046		1,689	1,166

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)

Sovereign — continued
2.75%, 08/15/2042	742	569
2.75%, 11/15/2042	952	726
2.75%, 08/15/2047	1,401	995
2.75%, 11/15/2047	2,070	1,466
2.88%, 05/15/2043	8,496	6,546
2.88%, 08/15/2045	2,029	1,512
2.88%, 11/15/2046	594	436
2.88%, 05/15/2049	2,604	1,858
2.88%, 05/15/2052	6,846	4,759
3.00%, 05/15/2042	563	450
3.00%, 11/15/2044	1,029	790
3.00%, 05/15/2045	1,468	1,121
3.00%, 11/15/2045	717	544
3.00%, 02/15/2047	1,250	934
3.00%, 05/15/2047	955	712
3.00%, 02/15/2048	1,591	1,176
3.00%, 08/15/2048	1,881	1,384
3.00%, 02/15/2049	4,317	3,161
3.00%, 08/15/2052	2,422	1,725
3.13%, 11/15/2041	572	469
3.13%, 02/15/2042	659	538
3.13%, 02/15/2043	4,398	3,530
3.13%, 08/15/2044	1,852	1,455
3.13%, 05/15/2048	1,691	1,276
3.25%, 05/15/2042	1,898	1,568
3.38%, 08/15/2042	1,770	1,483
3.38%, 05/15/2044	934	764
3.38%, 11/15/2048	1,974	1,550
3.50%, 02/15/2039	424	383
3.63%, 08/15/2043	6,101	5,216
3.63%, 02/15/2044	2,000	1,701
3.63%, 02/15/2053	3,980	3,197
3.63%, 05/15/2053	7,127	5,722
3.75%, 08/15/2041	545	486
3.75%, 11/15/2043	2,461	2,135
3.88%, 08/15/2040	554	507
3.88%, 02/15/2043	1,788	1,590
3.88%, 05/15/2043	1,971	1,749
4.00%, 11/15/2042	8,623	7,810
4.00%, 11/15/2052	2,803	2,409
4.13%, 08/15/2044	1,891	1,717
4.13%, 08/15/2053	2,883	2,530
4.25%, 05/15/2039	610	591
4.25%, 11/15/2040	550	524
4.25%, 02/15/2054	3,940	3,532
4.25%, 08/15/2054	3,269	2,932
4.38%, 02/15/2038	289	287
4.38%, 11/15/2039	600	585
4.38%, 05/15/2040	593	575
4.38%, 05/15/2041	539	518
4.38%, 08/15/2043 (ff)	1,882	1,777
4.50%, 02/15/2036	10,025	10,164
4.50%, 05/15/2038	914	917

SEE NOTES TO FINANCIAL STATEMENTS.

134	SIX CIRCLES TRUST	JUNE 30, 2026

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)
Long Positions — continued
U.S. Treasury Obligations — continued
Sovereign — continued
4.50%, 08/15/2039	531	525
4.50%, 02/15/2044	2,044	1,954
4.50%, 11/15/2054	3,346	3,129
4.63%, 02/15/2040	1,078	1,075
4.63%, 05/15/2044	3,995	3,874
4.63%, 11/15/2044	4,161	4,026
4.63%, 11/15/2045 (ff)	3,017	2,909
4.63%, 02/15/2046	2,452	2,363
4.63%, 05/15/2054	3,276	3,125
4.63%, 02/15/2055	3,914	3,736
4.63%, 11/15/2055	3,550	3,393
4.75%, 02/15/2037	213	219
4.75%, 02/15/2041	630	632
4.75%, 11/15/2043	1,858	1,834
4.75%, 02/15/2045	2,445	2,400
4.75%, 11/15/2053	3,138	3,049
4.75%, 05/15/2055	3,803	3,705
4.75%, 08/15/2055	3,504	3,416
4.75%, 02/15/2056	3,540	3,455
4.88%, 08/15/2045	3,071	3,059
5.00%, 05/15/2037	352	370
5.00%, 05/15/2045	3,259	3,299
5.00%, 05/15/2056	3,135	3,182
5.25%, 11/15/2028	331	339
5.25%, 02/15/2029	548	564
5.38%, 02/15/2031	347	364
5.50%, 08/15/2028	198	204
6.13%, 11/15/2027	332	341
6.13%, 08/15/2029	172	181
6.25%, 05/15/2030	276	296
6.38%, 08/15/2027	155	159
U.S. Treasury Notes,
0.38%, 07/31/2027	2,580	2,478
0.38%, 09/30/2027	2,588	2,471
0.50%, 04/30/2027	6,050	5,875
0.50%, 05/31/2027	3,000	2,904
0.50%, 08/31/2027	2,010	1,928
0.50%, 10/31/2027	2,387	2,275
0.63%, 07/31/2026	3,155	3,147
0.63%, 11/30/2027	2,546	2,424
0.63%, 12/31/2027	2,956	2,806
0.63%, 05/15/2030	5,614	4,908
0.63%, 08/15/2030	6,748	5,847
0.75%, 01/31/2028	3,565	3,381
0.88%, 11/15/2030	6,106	5,306
1.00%, 07/31/2028	4,511	4,230
1.13%, 02/29/2028	3,612	3,438
1.13%, 08/31/2028	3,839	3,601
1.13%, 02/15/2031	5,253	4,587
1.25%, 03/31/2028	4,298	4,089
1.25%, 04/30/2028	3,972	3,770
1.25%, 05/31/2028	4,202	3,979
1.25%, 06/30/2028	4,123	3,896

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)

Sovereign — continued
1.25%, 09/30/2028	4,363	4,093
1.25%, 08/15/2031	6,064	5,246
1.38%, 10/31/2028	5,692	5,343
1.38%, 12/31/2028	3,119	2,915
1.38%, 11/15/2031	7,221	6,242
1.50%, 11/30/2028	3,455	3,246
1.50%, 02/15/2030	11,304	10,304
1.63%, 08/15/2029	2,961	2,745
1.63%, 05/15/2031	5,729	5,086
1.75%, 01/31/2029	2,265	2,133
1.75%, 11/15/2029	2,656	2,458
1.88%, 02/28/2029	2,429	2,290
1.88%, 02/15/2032	6,182	5,459
2.25%, 08/15/2027	6,038	5,913
2.25%, 11/15/2027	2,292	2,235
2.38%, 03/31/2029	3,067	2,926
2.38%, 05/15/2029	2,651	2,525
2.63%, 02/15/2029	5,597	5,386
2.63%, 07/31/2029	2,121	2,028
2.75%, 07/31/2027	1,957	1,928
2.75%, 02/15/2028	4,168	4,077
2.75%, 05/31/2029	2,174	2,091
2.75%, 08/15/2032	4,832	4,443
2.88%, 05/15/2028	3,065	2,995
2.88%, 08/15/2028	3,444	3,355
2.88%, 04/30/2029	2,207	2,132
2.88%, 05/15/2032	9,148	8,502
3.13%, 08/31/2027	1,916	1,894
3.13%, 11/15/2028	5,589	5,460
3.13%, 08/31/2029	2,042	1,980
3.25%, 06/30/2029	2,521	2,457
3.38%, 09/15/2027	2,479	2,457
3.38%, 11/30/2027	3,193	3,160
3.38%, 12/31/2027	5,638	5,574
3.38%, 02/29/2028	3,664	3,619
3.38%, 09/15/2028	3,108	3,057
3.38%, 05/15/2033	4,907	4,640
3.50%, 09/30/2027	7,711	7,652
3.50%, 10/31/2027	6,046	5,995
3.50%, 01/31/2028	5,808	5,750
3.50%, 04/30/2028	1,973	1,950
3.50%, 10/15/2028	3,317	3,269
3.50%, 11/15/2028	3,373	3,323
3.50%, 12/15/2028	2,600	2,561
3.50%, 01/15/2029	2,200	2,165
3.50%, 02/15/2029	2,600	2,558
3.50%, 03/15/2029	2,012	1,978
3.50%, 09/30/2029	3,475	3,405
3.50%, 01/31/2030	1,940	1,897
3.50%, 04/30/2030	2,432	2,374
3.50%, 11/30/2030	3,900	3,793
3.50%, 02/28/2031	3,700	3,594
3.50%, 02/15/2033	5,488	5,242

SEE NOTES TO FINANCIAL STATEMENTS.

JUNE 30, 2026	SIX CIRCLES TRUST	135

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JUNE 30, 2026 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)
Long Positions — continued
U.S. Treasury Obligations — continued
Sovereign — continued
3.63%, 08/31/2027	5,484	5,453
3.63%, 03/31/2028	2,295	2,274
3.63%, 05/31/2028	1,769	1,752
3.63%, 08/15/2028	2,887	2,857
3.63%, 08/31/2029	3,297	3,246
3.63%, 03/31/2030	2,011	1,973
3.63%, 08/31/2030	3,482	3,408
3.63%, 09/30/2030	4,106	4,018
3.63%, 10/31/2030	6,625	6,480
3.63%, 12/31/2030	5,717	5,586
3.63%, 09/30/2031	1,880	1,830
3.75%, 08/15/2027	2,479	2,469
3.75%, 04/15/2028	3,679	3,654
3.75%, 04/30/2028 (ff)	5,230	5,193
3.75%, 05/15/2028	2,713	2,694
3.75%, 12/31/2028	2,479	2,455
3.75%, 05/31/2030	1,557	1,534
3.75%, 06/30/2030	1,616	1,591
3.75%, 12/31/2030	2,705	2,657
3.75%, 01/31/2031	3,361	3,300
3.75%, 08/31/2031	1,881	1,841
3.75%, 10/31/2032	2,400	2,332
3.75%, 11/30/2032	2,074	2,014
3.75%, 02/28/2033	2,600	2,521
3.88%, 05/31/2027	4,540	4,531
3.88%, 07/31/2027	3,294	3,285
3.88%, 10/15/2027	2,976	2,966
3.88%, 11/30/2027	1,840	1,833
3.88%, 12/31/2027	2,838	2,827
3.88%, 03/15/2028	3,118	3,103
3.88%, 03/31/2028 (ff)	3,743	3,725
3.88%, 06/15/2028	2,715	2,701
3.88%, 07/15/2028	2,460	2,446
3.88%, 04/15/2029	2,209	2,193
3.88%, 05/15/2029	2,155	2,139
3.88%, 09/30/2029	1,842	1,826
3.88%, 11/30/2029	1,891	1,873
3.88%, 12/31/2029	2,713	2,688
3.88%, 04/30/2030	4,092	4,050
3.88%, 06/30/2030	3,393	3,355
3.88%, 07/31/2030	5,686	5,622
3.88%, 03/31/2031	3,401	3,355
3.88%, 04/30/2031	4,605	4,542
3.88%, 08/31/2032	2,002	1,961
3.88%, 09/30/2032	2,525	2,472
3.88%, 12/31/2032	2,053	2,007
3.88%, 08/15/2033	137,333	133,718
3.88%, 08/15/2034	144,823	140,099
4.00%, 01/15/2027	3,240	3,240
4.00%, 12/15/2027	2,788	2,782
4.00%, 02/29/2028	1,838	1,833
4.00%, 05/31/2028	15,381	15,341
4.00%, 06/30/2028	1,838	1,833
4.00%, 01/31/2029	2,607	2,597
4.00%, 07/31/2029	3,182	3,168
4.00%, 10/31/2029	1,892	1,883

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)

Sovereign — continued
4.00%, 02/28/2030	5,186	5,157
4.00%, 03/31/2030	3,729	3,707
4.00%, 05/31/2030	5,844	5,808
4.00%, 07/31/2030	1,482	1,472
4.00%, 01/31/2031	2,166	2,148
4.00%, 04/30/2032	2,431	2,401
4.00%, 06/30/2032	2,396	2,365
4.00%, 07/31/2032	2,241	2,211
4.00%, 01/31/2033	2,333	2,296
4.00%, 02/15/2034	143,291	140,218
4.00%, 11/15/2035	144,419	139,951
4.13%, 09/30/2027	1,888	1,887
4.13%, 10/31/2027	1,838	1,837
4.13%, 11/15/2027	2,928	2,927
4.13%, 06/30/2028	3,949	3,948
4.13%, 07/31/2028	1,913	1,912
4.13%, 03/31/2029	2,864	2,862
4.13%, 06/15/2029	3,000	2,999
4.13%, 10/31/2029	4,412	4,407
4.13%, 11/30/2029	3,393	3,389
4.13%, 08/31/2030	1,610	1,607
4.13%, 03/31/2031	2,832	2,823
4.13%, 06/30/2031	3,876	3,865
4.13%, 07/31/2031	2,135	2,128
4.13%, 10/31/2031	1,881	1,873
4.13%, 11/30/2031	1,881	1,872
4.13%, 02/29/2032	1,994	1,984
4.13%, 03/31/2032	2,081	2,070
4.13%, 05/31/2032	4,541	4,514
4.13%, 11/15/2032	11,024	10,937
4.13%, 04/30/2033	2,569	2,544
4.13%, 02/15/2036	144,330	141,083
4.25%, 01/15/2028	2,479	2,482
4.25%, 02/15/2028	3,964	3,969
4.25%, 02/28/2029	2,725	2,731
4.25%, 06/30/2029	3,361	3,370
4.25%, 01/31/2030	3,392	3,401
4.25%, 02/28/2031	2,770	2,776
4.25%, 06/30/2031	1,880	1,884
4.25%, 03/31/2033	2,037	2,033
4.25%, 05/31/2033	2,722	2,716
4.25%, 06/30/2033	1,257	1,254
4.25%, 11/15/2034	145,463	144,264
4.25%, 05/15/2035	145,807	144,332
4.25%, 08/15/2035	144,763	143,163
4.38%, 07/15/2027	2,545	2,551
4.38%, 08/31/2028	1,974	1,983
4.38%, 11/30/2028	2,348	2,360
4.38%, 12/31/2029	3,370	3,393
4.38%, 11/30/2030	5,090	5,128
4.38%, 01/31/2032	1,881	1,895
4.38%, 05/15/2034	144,165	144,463
4.38%, 05/15/2036	94,417	94,078
4.50%, 04/15/2027	50	50
4.50%, 05/15/2027	5,800	5,819
4.50%, 05/31/2029	2,992	3,020

SEE NOTES TO FINANCIAL STATEMENTS.

136	SIX CIRCLES TRUST	JUNE 30, 2026

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)			VALUE($)
Long Positions — continued
U.S. Treasury Obligations — continued
Sovereign — continued
4.50%, 12/31/2031		2,238		2,268
4.50%, 11/15/2033		137,247		138,802
4.63%, 09/30/2028		2,326		2,349
4.63%, 04/30/2029		2,992		3,029
4.63%, 09/30/2030		3,281		3,337
4.63%, 04/30/2031		2,181		2,221
4.63%, 05/31/2031		2,421		2,466
4.63%, 02/15/2035		143,765		146,309
4.88%, 10/31/2028		2,567		2,607
4.88%, 10/31/2030		1,637		1,681
U.S. Treasury STRIP Coupon Bonds,
Zero Coupon, 11/15/2026		5,000		4,930
Zero Coupon, 11/15/2028 (ee) (ff)		12,000		10,881
Zero Coupon, 02/15/2029		1,000		897
Zero Coupon, 11/15/2038		6,250		3,491
Zero Coupon, 11/15/2041		200		94
Zero Coupon, 05/15/2042		1,055		479
Zero Coupon, 08/15/2045		600		226
Zero Coupon, 11/15/2049		2,555		776
Zero Coupon, 02/15/2052		2,355		641
Zero Coupon, 08/15/2054		2,255		554

Total Sovereign				2,501,305

Total U.S. Treasury Obligations (Cost $2,539,869)				2,501,305

Short-Term Investments — 1.4%
Repurchase Agreement — 0.1%
BNP PARIBAS S.A., 3.69%, dated 06/30/2026 due 07/01/2026, repurchase price $10,600 collateralized by US Treasury Bonds, 4.00%, due 11/15/2042, with a value of $9,302		10,600		10,600

Time Deposits — 0.7%
Australia & New Zealand Banking Group Ltd.,
1.76%, 07/02/2026	HKD	5,343		681
2.94%, 07/01/2026	AUD	543		376
2.97%, 07/01/2026		5,815		5,815
Brown Brothers Harriman & Co.,
0.33%, 07/01/2026	SGD	623		482
0.87%, 07/01/2026	NZD	289		164
1.13%, 07/01/2026	EUR	—	(h)	—	(h)
2.67%, 07/01/2026	GBP	—	(h)	—	(h)
2.96%, 07/01/2026	NOK	2,260		228
2.97%, 07/01/2026		—	(h)	—	(h)
Citibank NA,
1.13%, 07/01/2026	EUR	19,049		21,766
2.67%, 07/01/2026	GBP	5,322		7,060
2.97%, 07/01/2026		31,065		31,065
Royal Bank of Canada,
1.02%, 07/02/2026	CAD	13		9
2.97%, 07/01/2026		25,864		25,864
Skandinaviska Enskilda Banken AB,
(1.14%), 07/01/2026	CHF	842		1,042
0.58%, 07/01/2026	SEK	5,265		543

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)

Time Deposits — continued
0.70%, 07/01/2026	DKK	3,118	477
2.97%, 07/01/2026		5,536	5,536
Sumitomo Mitsui Banking Corp., 0.24%, 07/01/2026	JPY	687,073	4,226
Sumitomo Mitsui Trust Bank Ltd., 2.97%, 07/01/2026		29,369	29,369

Total Time Deposits			134,703

U.S. Government Agency Security — 0.1%
FHLMC Discount Notes, 3.43%, 07/01/2026 (n)		15,980	15,978

U.S. Treasury Obligations — 0.5%
U.S. Treasury Bills,
3.59%, 08/13/2026 (n) (ii)		485	483
3.62%, 07/07/2026 (n)		38,000	37,977
3.62%, 07/28/2026 (n) (ii)		1,090	1,087
3.63%, 08/06/2026 (n) (hh) (ii)		699	696
3.63%, 08/04/2026 (n) (ii)		42	42
3.63%, 08/27/2026 (n) (ii)		342	340
3.65%, 07/21/2026 (n) (ii)		26,559	26,506
3.67%, 08/18/2026 (n)		29,300	29,158
3.67%, 08/25/2026 (n) (ii)		368	366

Total U.S. Treasury Obligations			96,655

Total Short-Term Investments (Cost $257,937)			257,936

Total Investments, Before Short Positions — 105.5%

(Cost — $19,844,835)			19,459,843

Liabilities in Excess of Other Assets — (5.5)%			(1,009,577)

NET ASSETS — 100.0%			18,450,266

Short Positions — 1.0%
Mortgage-Backed Securities — 1.0%
FNMA or FHLMC, Single Family, 15 years,
TBA, 2.00%, 08/01/2041 (w)		200	183
TBA, 3.00%, 07/01/2041 (w)		4,500	4,257
TBA, 3.00%, 08/01/2041 (w)		4,500	4,256
TBA, 3.50%, 07/01/2041 (w)		100	95
FNMA or FHLMC, Single Family, 30 years,
TBA, 2.50%, 07/01/2056 (w)		28,800	24,109
TBA, 2.50%, 08/01/2056 (w)		28,800	24,102
TBA, 3.50%, 07/01/2056 (w)		56,665	51,544
TBA, 3.50%, 08/01/2056 (w)		56,665	51,506
TBA, 4.00%, 07/01/2056 (w)		14,500	13,574
GNMA, Single Family, 30 years,
TBA, 3.00%, 07/01/2056 (w)		13,000	11,562
TBA, 3.50%, 08/01/2056 (w)		1,000	900

Total Mortgage-Backed Securities (Cost $185,602)			186,088

Total Securities Sold Short — 1.0% (Proceeds $185,602)			186,088

Percentages indicated are based on net assets.

SEE NOTES TO FINANCIAL STATEMENTS.

JUNE 30, 2026	SIX CIRCLES TRUST	137

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JUNE 30, 2026 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

Futures contracts outstanding as of June 30, 2026:
Exchange Traded
DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION)($)
Long Contracts
Euro BOBL	120	09/2026	EUR	15,767	53
Euro Bund	290	09/2026	EUR	41,930	264
Euro Buxl	46	09/2026	EUR	5,737	109
Euro Schatz	781	09/2026	EUR	94,424	131
Long Gilt	1	09/2026	GBP	114	4
U.S. Treasury 2 Year Note	81	09/2026	USD	16,696	1
U.S. Treasury 5 Year Note	62	09/2026	USD	6,648	(11)
U.S. Treasury 10 Year Note	420	09/2026	USD	45,836	319
U.S. Treasury Long Bond	284	09/2026	USD	31,582	652
U.S. Treasury Ultra Bond	49	09/2026	USD	5,574	117
U.S. Ultra Treasury 10 Year Note	42	09/2026	USD	4,688	36

					1,675

Short Contracts
Euro BOBL	(752)	09/2026	EUR	(98,710)	(428)
Euro Schatz	(140)	09/2026	EUR	(16,939)	(11)
Long Gilt	(13)	09/2026	GBP	(1,520)	(18)
SOFR 3 Month	(87)	09/2026	USD	(20,952)	8
U.S. Treasury 2 Year Note	(90)	09/2026	USD	(18,578)	26
U.S. Treasury 5 Year Note	(185)	09/2026	USD	(19,772)	(32)
U.S. Treasury 10 Year Note	(36)	09/2026	USD	(3,925)	(31)
U.S. Treasury Long Bond	(139)	09/2026	USD	(15,369)	(408)
U.S. Ultra Treasury 10 Year Note	(201)	09/2026	USD	(22,411)	(195)

					(1,089)

Total unrealized appreciation (depreciation)					586

Forward foreign currency exchange contracts outstanding as of June 30, 2026:
CURRENCY PURCHASED		CURRENCY SOLD		COUNTERPARTY	SETTLEMENT DATE	UNREALIZED APPRECIATION (DEPRECIATION)($)
AUD	448,740	USD	308,922	Bank of New York Mellon	07/02/2026	1,764
USD	6,673	AUD	9,280	Bank of New York Mellon	07/02/2026	248
USD	4,746	AUD	6,600	Goldman Sachs International	07/02/2026	176
USD	593	AUD	830	Goldman Sachs International	07/02/2026	18
USD	307,793	AUD	430,340	Royal Bank of Canada	07/02/2026	9,847
USD	6,607	CHF	5,152	Goldman Sachs International	07/02/2026	231
USD	49,879	CHF	38,950	Goldman Sachs International	07/02/2026	1,674
CHF	39,780	USD	49,133	Goldman Sachs International	07/02/2026	100
USD	26	CHF	20	Morgan Stanley & Co.	07/02/2026	1
USD	1,066	CHF	830	Morgan Stanley & Co.	07/02/2026	38
USD	9	CHF	7	UBS AG London	07/02/2026	—	(h)
CHF	5,172	USD	6,387	UBS AG London	07/02/2026	14
USD	6,324	CNY	42,700	HSBC Bank plc *	07/02/2026	31
USD	6,890	CNY	46,500	HSBC Bank plc *	07/02/2026	37
USD	11,844	CNY	80,000	HSBC Bank plc *	07/02/2026	54
USD	6,514	CNY	44,100	HSBC Bank plc *	07/02/2026	15
USD	6,070	CNY	41,000	HSBC Bank plc *	07/02/2026	28
USD	2,469,043	CNY	16,683,200	HSBC Bank plc *	07/02/2026	10,352
CNY	16,995,230	USD	2,502,869	HSBC Bank plc *	07/02/2026	1,807

SEE NOTES TO FINANCIAL STATEMENTS.

138	SIX CIRCLES TRUST	JUNE 30, 2026

Forward foreign currency exchange contracts outstanding as of June 30, 2026:
CURRENCY PURCHASED		CURRENCY SOLD		COUNTERPARTY	SETTLEMENT DATE	UNREALIZED APPRECIATION (DEPRECIATION)($)
USD	7,421	CNY	50,200	State Street Bank *	07/02/2026	23
CZK	943,413	USD	44,329	Bank of America, NA	07/02/2026	83
USD	43,146	CZK	899,283	Morgan Stanley & Co.	07/02/2026	811
USD	2,121	CZK	44,130	Morgan Stanley & Co.	07/02/2026	43
DKK	159,505	USD	24,316	Bank of America, NA	07/02/2026	67
DKK	16,496	USD	2,513	Bank of America, NA	07/02/2026	9
USD	2,401	DKK	15,382	Goldman Sachs International	07/02/2026	50
USD	24,894	DKK	159,505	Goldman Sachs International	07/02/2026	511
USD	18	DKK	114	Morgan Stanley & Co.	07/02/2026	—	(h)
USD	156	DKK	1,000	Morgan Stanley & Co.	07/02/2026	4
EUR	3,577,933	USD	4,078,128	Bank of America, NA	07/02/2026	10,018
USD	5,287	EUR	4,550	Bank of America, NA	07/02/2026	88
USD	23,317	EUR	20,000	Bank of America, NA	07/02/2026	465
USD	1,584	EUR	1,360	Bank of America, NA	07/02/2026	31
USD	31,799	EUR	27,272	Bank of America, NA	07/02/2026	638
USD	5,301	EUR	4,550	Bank of America, NA	07/02/2026	102
USD	3,174	EUR	2,750	Bank of America, NA	07/02/2026	32
USD	7,550	EUR	6,500	Bank of America, NA	07/02/2026	123
USD	9,219	EUR	7,890	Bank of New York Mellon	07/02/2026	204
EUR	27,758	USD	31,624	Bank of New York Mellon	07/02/2026	92
USD	34,411	EUR	29,450	Bank of New York Mellon	07/02/2026	762
USD	19	EUR	16	Bank of New York Mellon	07/02/2026	—	(h)
USD	670	EUR	575	Barclays Bank plc	07/02/2026	13
USD	75,706	EUR	65,017	Barclays Bank plc	07/02/2026	1,418
USD	2,935	EUR	2,539	Barclays Bank plc	07/02/2026	35
EUR	145,871	USD	165,469	Barclays Bank plc	07/02/2026	1,203
USD	164,141	EUR	140,965	Barclays Bank plc	07/02/2026	3,074
EUR	70,044	USD	79,455	Barclays Bank plc	07/02/2026	578
USD	101,048	EUR	86,736	BNP Paribas	07/02/2026	1,944
EUR	145,871	USD	165,636	Citibank, NA	07/02/2026	1,036
EUR	70,044	USD	79,535	Citibank, NA	07/02/2026	497
USD	78,115	EUR	67,003	Citibank, NA	07/02/2026	1,557
USD	164,343	EUR	140,965	Citibank, NA	07/02/2026	3,276
USD	2,346	EUR	2,014	Goldman Sachs International	07/02/2026	45
USD	538,488	EUR	462,055	Goldman Sachs International	07/02/2026	10,544
USD	1,529	EUR	1,315	Goldman Sachs International	07/02/2026	27
USD	4,077,492	EUR	3,494,818	Goldman Sachs International	07/02/2026	84,313
USD	4,369	EUR	3,751	Goldman Sachs International	07/02/2026	83
EUR	486,810	USD	554,837	Goldman Sachs International	07/02/2026	1,392
USD	4,100	EUR	3,522	HSBC Bank plc	07/02/2026	76
USD	538,512	EUR	462,060	Morgan Stanley & Co.	07/02/2026	10,562
USD	32,390	EUR	27,720	Morgan Stanley & Co.	07/02/2026	718
USD	5,286	EUR	4,560	Morgan Stanley & Co.	07/02/2026	76
USD	929	EUR	800	Morgan Stanley & Co.	07/02/2026	15
USD	15,023	EUR	13,000	Morgan Stanley & Co.	07/02/2026	169
USD	222	EUR	190	Morgan Stanley & Co.	07/02/2026	5
USD	2,121	EUR	1,820	Morgan Stanley & Co.	07/02/2026	41
USD	117	EUR	100	Morgan Stanley & Co.	07/02/2026	3
EUR	486,810	USD	554,798	Morgan Stanley & Co.	07/02/2026	1,431
USD	6,321	EUR	5,480	Morgan Stanley & Co.	07/02/2026	60
USD	209	EUR	180	UBS AG London	07/02/2026	4
USD	9,529	EUR	8,170	UBS AG London	07/02/2026	194
EUR	84,828	USD	96,746	Wells Fargo Bank, NA	07/02/2026	178
USD	735	GBP	547	Bank of America, NA	07/02/2026	10

SEE NOTES TO FINANCIAL STATEMENTS.

JUNE 30, 2026	SIX CIRCLES TRUST	139

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JUNE 30, 2026 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

Forward foreign currency exchange contracts outstanding as of June 30, 2026:
CURRENCY PURCHASED		CURRENCY SOLD		COUNTERPARTY	SETTLEMENT DATE	UNREALIZED APPRECIATION (DEPRECIATION)($)
USD	1,590	GBP	1,180	Bank of America, NA	07/02/2026	25
USD	733	GBP	546	Bank of America, NA	07/02/2026	9
USD	148,755	GBP	110,797	Bank of America, NA	07/02/2026	1,788
USD	9	GBP	7	Bank of New York Mellon	07/02/2026	—	(h)
USD	819,101	GBP	610,072	Bank of New York Mellon	07/02/2026	9,871
USD	14,341	GBP	10,640	Goldman Sachs International	07/02/2026	228
USD	1,589	GBP	1,180	Goldman Sachs International	07/02/2026	23
USD	24,111	GBP	17,993	Goldman Sachs International	07/02/2026	244
USD	2,952	GBP	2,190	Goldman Sachs International	07/02/2026	47
USD	8,492	GBP	6,300	Goldman Sachs International	07/02/2026	135
GBP	553	USD	732	Goldman Sachs International	07/02/2026	2
USD	2,381	GBP	1,778	Goldman Sachs International	07/02/2026	22
USD	58,461	GBP	43,628	Goldman Sachs International	07/02/2026	591
USD	824	GBP	614	Goldman Sachs International	07/02/2026	9
GBP	43,110	USD	57,015	HSBC Bank plc	07/02/2026	168
GBP	19,154	USD	25,333	HSBC Bank plc	07/02/2026	75
GBP	629,372	USD	832,237	Morgan Stanley & Co.	07/02/2026	2,593
GBP	112,987	USD	149,447	Morgan Stanley & Co.	07/02/2026	425
USD	3,622	HKD	28,350	Bank of America, NA	07/02/2026	7
HUF	7,567,667	USD	24,248	Bank of America, NA	07/02/2026	58
USD	23,242	HUF	7,085,077	Goldman Sachs International	07/02/2026	486
USD	1,588	HUF	482,590	Morgan Stanley & Co.	07/02/2026	38
USD	1,752	JPY	283,330	Bank of America, NA	07/02/2026	9
USD	1,358	JPY	216,751	Goldman Sachs International	07/02/2026	24
USD	52,238	JPY	8,293,057	Goldman Sachs International	07/02/2026	1,234
USD	5,653	JPY	905,040	Morgan Stanley & Co.	07/02/2026	87
USD	24,211	JPY	3,844,480	Morgan Stanley & Co.	07/02/2026	566
USD	1,897,029	JPY	301,371,066	Standard Chartered Bank	07/02/2026	43,521
USD	3,851	JPY	612,680	UBS AG London	07/02/2026	83
NOK	204,380	USD	20,600	Goldman Sachs International	07/02/2026	47
USD	22,082	NOK	204,380	Morgan Stanley & Co.	07/02/2026	1,434
USD	36,352	NZD	60,872	Bank of America, NA	07/02/2026	1,780
NZD	62,942	USD	35,587	Bank of America, NA	07/02/2026	161
USD	587	NZD	980	Morgan Stanley & Co.	07/02/2026	31
USD	653	NZD	1,090	Morgan Stanley & Co.	07/02/2026	34
PLN	333,355	USD	88,402	Bank of America, NA	07/02/2026	214
USD	87,002	PLN	316,065	Morgan Stanley & Co.	07/02/2026	2,983
USD	1,060	PLN	3,840	Morgan Stanley & Co.	07/02/2026	39
USD	3,713	PLN	13,450	Morgan Stanley & Co.	07/02/2026	138
USD	30,239	RON	136,575	Bank of America, NA	07/02/2026	453
RON	141,355	USD	30,711	Bank of America, NA	07/02/2026	117
USD	1,060	RON	4,780	Goldman Sachs International	07/02/2026	18
SEK	48,584	USD	4,991	Goldman Sachs International	07/02/2026	20
SEK	338,715	USD	34,744	Goldman Sachs International	07/02/2026	189
USD	5,203	SEK	48,064	Morgan Stanley & Co.	07/02/2026	246
USD	56	SEK	520	Morgan Stanley & Co.	07/02/2026	3
USD	36,627	SEK	338,715	Morgan Stanley & Co.	07/02/2026	1,695
USD	49,859	SGD	63,571	Bank of America, NA	07/02/2026	723
USD	1,587	SGD	2,020	Bank of New York Mellon	07/02/2026	26
SGD	66,021	USD	50,998	Goldman Sachs International	07/02/2026	32
USD	338	SGD	430	Morgan Stanley & Co.	07/02/2026	5
USD	93,161	THB	3,026,520	Bank of New York Mellon	07/02/2026	2,057
THB	3,065,170	USD	92,255	Standard Chartered Bank	07/02/2026	13
USD	1,188	THB	38,650	UBS AG London	07/02/2026	25

SEE NOTES TO FINANCIAL STATEMENTS.

140	SIX CIRCLES TRUST	JUNE 30, 2026

Forward foreign currency exchange contracts outstanding as of June 30, 2026:
CURRENCY PURCHASED		CURRENCY SOLD		COUNTERPARTY	SETTLEMENT DATE	UNREALIZED APPRECIATION (DEPRECIATION)($)
USD	189	AUD	264	Goldman Sachs International	07/22/2026	6
USD	9,942	AUD	13,952	HSBC Bank plc	07/22/2026	286
USD	407	AUD	568	Morgan Stanley & Co.	07/22/2026	14
USD	496	AUD	704	Morgan Stanley & Co.	07/22/2026	9
USD	15,404	CAD	21,139	Barclays Bank plc	07/22/2026	485
USD	365	CAD	501	Citibank, NA	07/22/2026	11
USD	334	CAD	454	HSBC Bank plc	07/22/2026	14
USD	829	CAD	1,137	Morgan Stanley & Co.	07/22/2026	27
USD	311	CAD	431	Morgan Stanley & Co.	07/22/2026	7
USD	530	CHF	415	Barclays Bank plc	07/22/2026	16
USD	2,763	CHF	2,140	HSBC Bank plc	07/22/2026	108
USD	1,289	CZK	26,563	Citibank, NA	07/22/2026	38
USD	253	CZK	5,282	Morgan Stanley & Co.	07/22/2026	5
USD	730	DKK	4,607	HSBC Bank plc	07/22/2026	25
USD	525	HUF	163,362	Barclays Bank plc	07/22/2026	1
HUF	105,473	USD	338	Goldman Sachs International	07/22/2026	—	(h)
USD	349	HUF	106,565	Goldman Sachs International	07/22/2026	7
USD	1,249	JPY	197,980	Goldman Sachs International	07/22/2026	30
USD	2,264	JPY	357,134	Morgan Stanley & Co.	07/22/2026	64
USD	209	NOK	1,977	Morgan Stanley & Co.	07/22/2026	9
USD	979	NZD	1,655	Citibank, NA	07/22/2026	38
USD	1,174	PLN	4,211	Citibank, NA	07/22/2026	55
USD	241	PLN	886	Goldman Sachs International	07/22/2026	5
USD	940	RON	4,079	Morgan Stanley & Co.	07/22/2026	52
USD	680	SEK	6,226	Citibank, NA	07/22/2026	37
USD	2,797	AUD	4,040	Morgan Stanley & Co.	08/04/2026	2
USD	12,657	AUD	18,280	Morgan Stanley & Co.	08/04/2026	9
USD	39	CHF	31	Morgan Stanley & Co.	08/04/2026	—	(h)
USD	809	CHF	650	Morgan Stanley & Co.	08/04/2026	1
USD	361	CHF	290	Morgan Stanley & Co.	08/04/2026	1
USD	815	CZK	17,300	Goldman Sachs International	08/04/2026	1
USD	804	DKK	5,250	Goldman Sachs International	08/04/2026	—	(h)
USD	20	DKK	128	Goldman Sachs International	08/04/2026	—	(h)
USD	100	DKK	650	Goldman Sachs International	08/04/2026	—	(h)
USD	1,889	DKK	12,330	Goldman Sachs International	08/04/2026	1
USD	1,007	EUR	880	Bank of New York Mellon	08/04/2026	1
USD	132	EUR	115	Bank of New York Mellon	08/04/2026	—	(h)
USD	782	EUR	683	Citibank, NA	08/04/2026	—	(h)
USD	24,042	EUR	21,000	Goldman Sachs International	08/04/2026	13
USD	5,965	EUR	5,210	Goldman Sachs International	08/04/2026	3
USD	1,882	EUR	1,644	Goldman Sachs International	08/04/2026	1
USD	92,800	EUR	81,060	Goldman Sachs International	08/04/2026	49
EUR	2,767	USD	3,166	HSBC Bank plc	08/04/2026	1
USD	18,191	EUR	15,890	Morgan Stanley & Co.	08/04/2026	10
USD	707	GBP	533	Citibank, NA	08/04/2026	1
USD	24,275	GBP	18,290	Goldman Sachs International	08/04/2026	15
USD	8,083	GBP	6,090	Goldman Sachs International	08/04/2026	5
USD	1,671	GBP	1,259	Goldman Sachs International	08/04/2026	1
USD	1,301	GBP	980	Goldman Sachs International	08/04/2026	1
USD	3,619	HKD	28,350	UBS AG London	08/04/2026	—	(h)
USD	1,301	HUF	405,750	Morgan Stanley & Co.	08/04/2026	—	(h)
USD	848	HUF	264,290	Morgan Stanley & Co.	08/04/2026	—	(h)
USD	8,517	JPY	1,380,600	Bank of New York Mellon	08/04/2026	2
USD	40,908	JPY	6,631,250	Bank of New York Mellon	08/04/2026	11

SEE NOTES TO FINANCIAL STATEMENTS.

JUNE 30, 2026	SIX CIRCLES TRUST	141

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JUNE 30, 2026 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

Forward foreign currency exchange contracts outstanding as of June 30, 2026:
CURRENCY PURCHASED		CURRENCY SOLD		COUNTERPARTY	SETTLEMENT DATE	UNREALIZED APPRECIATION (DEPRECIATION)($)
USD	1,897,173	JPY	307,016,596	Bank of New York Mellon	08/04/2026	3,733
USD	53,087	JPY	8,509,808	Goldman Sachs International	08/04/2026	605
JPY	642,238	USD	3,960	Morgan Stanley & Co.	08/04/2026	1
USD	2,363	NZD	4,150	Morgan Stanley & Co.	08/04/2026	4
USD	598	NZD	1,050	Morgan Stanley & Co.	08/04/2026	1
USD	2,958	PLN	11,120	Morgan Stanley & Co.	08/04/2026	2
USD	1,883	PLN	7,080	Morgan Stanley & Co.	08/04/2026	1
USD	19	SEK	187	Goldman Sachs International	08/04/2026	—	(h)
USD	542	SEK	5,240	Morgan Stanley & Co.	08/04/2026	1
USD	3,224	SGD	4,160	Goldman Sachs International	08/04/2026	—	(h)
USD	77	SGD	100	Morgan Stanley & Co.	08/04/2026	—	(h)
USD	785	CLP	701,613	HSBC Bank plc *	09/16/2026	23
CNH	2,631	USD	389	Bank of America, NA	09/16/2026	1
USD	62,610	CNH	422,266	Morgan Stanley & Co.	09/16/2026	86
USD	1,214	ILS	3,478	Goldman Sachs International	09/16/2026	42
USD	338	ILS	978	Goldman Sachs International	09/16/2026	9
USD	248,894	KRW	380,646,430	Morgan Stanley & Co. *	09/16/2026	2,797
USD	544	PEN	1,831	Citibank, NA *	09/16/2026	10
USD	1,320	SGD	1,689	Citibank, NA	09/16/2026	8
USD	1,746	THB	57,169	HSBC Bank plc	09/16/2026	14
USD	2,995	MXN	52,618	Morgan Stanley & Co.	09/17/2026	5
USD	1,536	MYR	6,136	Barclays Bank plc *	09/17/2026	28

Total unrealized appreciation						248,868

USD	1,165	AUD	1,690	Standard Chartered Bank	07/02/2026	(5)
CHF	7	USD	9	Bank of New York Mellon	07/02/2026	(—	)(h)
USD	387	CNH	2,631	Bank of America, NA	07/02/2026	(—	)(h)
USD	4,197	CNY	28,550	HSBC Bank plc*	07/02/2026	(10)
USD	614	CNY	4,180	HSBC Bank plc*	07/02/2026	(2)
CNY	25,200	USD	3,731	HSBC Bank plc*	07/02/2026	(17)
CZK	17,300	USD	815	Goldman Sachs International	07/02/2026	(1)
EUR	1,815	USD	2,122	Goldman Sachs International	07/02/2026	(48)
EUR	1,908	USD	2,224	Morgan Stanley & Co.	07/02/2026	(44)
GBP	949	USD	1,277	Barclays Bank plc	07/02/2026	(18)
GBP	1,347	USD	1,807	Goldman Sachs International	07/02/2026	(20)
HKD	28,350	USD	3,615	UBS AG London	07/02/2026	(—	)(h)
HUF	264,290	USD	849	Morgan Stanley & Co.	07/02/2026	(—	)(h)
JPY	307,016,596	USD	1,892,244	Bank of New York Mellon	07/02/2026	(4,015)
JPY	8,509,808	USD	52,949	Goldman Sachs International	07/02/2026	(612)
PLN	11,120	USD	2,958	Morgan Stanley & Co.	07/02/2026	(2)
USD	308,735	AUD	448,740	Bank of New York Mellon	08/04/2026	(1,752)
USD	49,310	CHF	39,780	Goldman Sachs International	08/04/2026	(112)
USD	6,410	CHF	5,172	UBS AG London	08/04/2026	(15)
USD	19,762	CNY	133,800	HSBC Bank plc*	08/04/2026	(4)
USD	2,508,354	CNY	16,995,230	HSBC Bank plc*	08/04/2026	(2,279)
USD	44,341	CZK	943,413	Bank of America, NA	08/04/2026	(85)
USD	2,517	DKK	16,496	Bank of America, NA	08/04/2026	(9)
USD	24,358	DKK	159,505	Bank of America, NA	08/04/2026	(70)
USD	4,083,595	EUR	3,577,933	Bank of America, NA	08/04/2026	(10,379)
USD	31,667	EUR	27,758	Bank of New York Mellon	08/04/2026	(95)
USD	165,693	EUR	145,871	Barclays Bank plc	08/04/2026	(1,217)
USD	79,562	EUR	70,044	Barclays Bank plc	08/04/2026	(584)
USD	79,643	EUR	70,044	Citibank, NA	08/04/2026	(504)
USD	165,860	EUR	145,871	Citibank, NA	08/04/2026	(1,050)
USD	555,583	EUR	486,810	Goldman Sachs International	08/04/2026	(1,439)
USD	555,543	EUR	486,810	Morgan Stanley & Co.	08/04/2026	(1,479)
USD	96,876	EUR	84,828	Wells Fargo Bank, NA	08/04/2026	(186)

SEE NOTES TO FINANCIAL STATEMENTS.

142	SIX CIRCLES TRUST	JUNE 30, 2026

Forward foreign currency exchange contracts outstanding as of June 30, 2026:
CURRENCY PURCHASED		CURRENCY SOLD		COUNTERPARTY	SETTLEMENT DATE	UNREALIZED APPRECIATION (DEPRECIATION)($)
USD	493	GBP	373	Barclays Bank plc	08/04/2026	(2)
USD	732	GBP	553	Goldman Sachs International	08/04/2026	(2)
USD	57,013	GBP	43,110	HSBC Bank plc	08/04/2026	(169)
USD	25,332	GBP	19,154	HSBC Bank plc	08/04/2026	(75)
USD	832,218	GBP	629,372	Morgan Stanley & Co.	08/04/2026	(2,595)
USD	149,444	GBP	112,987	Morgan Stanley & Co.	08/04/2026	(425)
USD	24,214	HUF	7,567,667	Bank of America, NA	08/04/2026	(54)
USD	20,591	NOK	204,380	Goldman Sachs International	08/04/2026	(46)
USD	35,626	NZD	62,942	Bank of America, NA	08/04/2026	(164)
USD	88,397	PLN	333,355	Bank of America, NA	08/04/2026	(214)
USD	30,652	RON	141,355	Bank of America, NA	08/04/2026	(115)
USD	34,806	SEK	338,715	Goldman Sachs International	08/04/2026	(193)
USD	4,999	SEK	48,584	Goldman Sachs International	08/04/2026	(21)
SEK	1,100	USD	114	Morgan Stanley & Co.	08/04/2026	(—	)(h)
USD	51,115	SGD	66,021	Goldman Sachs International	08/04/2026	(40)
USD	4,360	THB	144,610	Bank of America, NA	08/04/2026	(6)
USD	92,419	THB	3,065,170	Standard Chartered Bank	08/04/2026	(111)
USD	809	CNH	5,464	Citibank, NA	09/16/2026	(—	)(h)
USD	23,495	IDR	430,486,148	Morgan Stanley & Co.*	09/16/2026	(430)
USD	23,495	IDR	430,486,148	Morgan Stanley & Co.*	09/16/2026	(430)
USD	23,495	IDR	430,486,148	Morgan Stanley & Co.*	09/16/2026	(430)
USD	23,495	IDR	430,486,148	Morgan Stanley & Co.*	09/16/2026	(430)
USD	2,762	KRW	4,274,690	Bank of America, NA*	09/16/2026	(1)
KRW	1,294,297	USD	843	HSBC Bank plc*	09/16/2026	(6)
USD	4,352	MYR	17,740	Goldman Sachs International*	09/17/2026	(7)
USD	107,701	MYR	438,740	Morgan Stanley & Co.*	09/17/2026	(106)

Total unrealized depreciation						(32,125)

Net unrealized appreciation (depreciation)						216,743

*	Non-deliverable forward.

OTC Interest Rate Swap contracts outstanding as of June 30, 2026:
FLOATING RATE INDEX	FIXED RATE	PAY/ RECEIVE FLOATING RATE	COUNTERPARTY	MATURITY DATE	NOTIONAL AMOUNT		UPFRONT PAYMENTS (RECEIPTS)($)		UNREALIZED APPRECIATION (DEPRECIATION)($)	VALUE($)
Bank Negara Malaysia KLIBOR Interbank Offered Rate Fixing 3 Month	2.44% quarterly	Pay	Morgan Stanley & Co.	11/17/2030	MYR	5,000	(—	)(h)	(56)	(56)
Bank Negara Malaysia KLIBOR Interbank Offered Rate Fixing 3 Month	3.88% quarterly	Pay	Morgan Stanley & Co.	11/23/2030	MYR	1,030	—		4	4
Bank Negara Malaysia KLIBOR Interbank Offered Rate Fixing 3 Month	3.81% quarterly	Pay	Goldman Sachs	05/17/2031	MYR	2,300	—		7	7
Bank Negara Malaysia KLIBOR Interbank Offered Rate Fixing 3 Month	3.31% quarterly	Pay	Morgan Stanley & Co.	07/24/2035	MYR	4,000	—		(30)	(30)
CFETS China Fixing Repo Rates 7 day	2.36% quarterly	Pay	Morgan Stanley & Co.	09/01/2030	CNY	7,000	—		39	39

Total							(—	)(h)	(36)	(36)

SEE NOTES TO FINANCIAL STATEMENTS.

JUNE 30, 2026	SIX CIRCLES TRUST	143

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JUNE 30, 2026 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

Centrally Cleared Interest Rate Swap contracts outstanding as of June 30, 2026:
FLOATING RATE INDEX	FIXED RATE	PAY/ RECEIVE FLOATING RATE	MATURITY DATE	NOTIONAL AMOUNT		UPFRONT PAYMENTS (RECEIPTS)($)		UNREALIZED APPRECIATION (DEPRECIATION)($)	VALUE($)
Bank Negara Malaysia KLIBOR Interbank Offered Rate Fixing 3 Month	3.70% quarterly	Pay	04/15/2035	MYR	1,800	3		(2)	1
Bank Negara Malaysia KLIBOR Interbank Offered Rate Fixing 3 Month	3.83% quarterly	Pay	05/20/2036	MYR	2,400	—		5	5
Bank of Japan Final Result: Unsecured Overnight Call Rate TONAR	(0.05)% annually	Pay	07/08/2027	JPY	191,520	(15)		(7)	(22)
Bank of Japan Final Result: Unsecured Overnight Call Rate TONAR	(0.05)% annually	Pay	07/08/2028	JPY	975,000	(162)		(53)	(215)
Bank of Japan Final Result: Unsecured Overnight Call Rate TONAR	0.60% annually	Pay	07/08/2028	JPY	470,000	(38)		(10)	(48)
Bank of Japan Final Result: Unsecured Overnight Call Rate TONAR	0.65% annually	Pay	01/08/2029	JPY	570,000	(73)		(4)	(77)
Bank of Japan Final Result: Unsecured Overnight Call Rate TONAR	1.66% annually	Pay	05/21/2029	JPY	900,000	—		16	16
Bank of Japan Final Result: Unsecured Overnight Call Rate TONAR	(0.05)% annually	Receive	07/08/2030	JPY	780,000	257		114	371
Bank of Japan Final Result: Unsecured Overnight Call Rate TONAR	0.30% semi-annually	Pay	12/03/2030	JPY	143,500	(—	)(h)	(60)	(60)
Bank of Japan Final Result: Unsecured Overnight Call Rate TONAR	0.90% annually	Pay	07/08/2032	JPY	60,000	(10)		(13)	(23)
Bank of Japan Final Result: Unsecured Overnight Call Rate TONAR	0.90% annually	Pay	07/08/2032	JPY	310,000	(26)		(93)	(119)
Bank of Japan Final Result: Unsecured Overnight Call Rate TONAR	0.05% annually	Pay	07/08/2032	JPY	120,000	(39)		(49)	(88)
Bank of Japan Final Result: Unsecured Overnight Call Rate TONAR	0.95% annually	Pay	01/08/2033	JPY	148,000	(43)		(22)	(65)
Bank of Japan Final Result: Unsecured Overnight Call Rate TONAR	0.10% annually	Pay	07/08/2033	JPY	245,000	(98)		(115)	(213)
Bank of Japan Final Result: Unsecured Overnight Call Rate TONAR	0.95% annually	Pay	07/08/2033	JPY	365,000	(175)		1	(174)
Bank of Japan Final Result: Unsecured Overnight Call Rate TONAR	1.10% annually	Pay	07/08/2035	JPY	140,000	(26)		(63)	(89)
Bank of Japan Final Result: Unsecured Overnight Call Rate TONAR	0.15% annually	Pay	07/08/2037	JPY	135,000	(79)		(123)	(202)
Bank of Japan Final Result: Unsecured Overnight Call Rate TONAR	0.30% annually	Pay	07/08/2043	JPY	210,000	(224)		(262)	(486)
Bank of Japan Final Result: Unsecured Overnight Call Rate TONAR	1.75% annually	Pay	04/08/2056	JPY	245,000	(381)		(87)	(468)
BBSW ASX Australian 6 Month	2.55% semi-annually	Pay	12/03/2026	AUD	770	(27)		21	(6)
BBSW ASX Australian 6 Month	2.60% semi-annually	Pay	12/03/2027	AUD	11,365	(267)		18	(249)
BBSW ASX Australian 6 Month	2.65% semi-annually	Pay	12/03/2028	AUD	5,865	(213)		18	(195)
BBSW ASX Australian 6 Month	2.75% semi-annually	Pay	12/03/2030	AUD	4,465	23		(259)	(236)
BBSW ASX Australian 6 Month	2.80% semi-annually	Pay	12/03/2033	AUD	2,350	(214)		15	(199)
BBSW ASX Australian 6 Month	2.85% semi-annually	Pay	12/03/2035	AUD	1,920	(229)		29	(200)
Canadian Overnight Repo Rate Average	3.85% semi-annually	Pay	12/03/2026	CAD	4,285	2		21	23
Canadian Overnight Repo Rate Average	3.65% semi-annually	Pay	12/03/2027	CAD	10,850	133		(9)	124
Canadian Overnight Repo Rate Average	3.55% semi-annually	Pay	12/03/2028	CAD	10,245	202		(51)	151
Canadian Overnight Repo Rate Average	3.50% semi-annually	Pay	12/03/2029	CAD	4,780	88		(5)	83
Canadian Overnight Repo Rate Average	3.50% semi-annually	Pay	12/03/2030	CAD	5,630	197		(82)	115
Canadian Overnight Repo Rate Average	3.45% semi-annually	Pay	12/03/2032	CAD	3,490	40		39	79
Canadian Overnight Repo Rate Average	3.50% semi-annually	Pay	12/03/2034	CAD	2,890	89		(17)	72
Canadian Overnight Repo Rate Average	3.50% semi-annually	Pay	12/03/2035	CAD	4,400	87		19	106

SEE NOTES TO FINANCIAL STATEMENTS.

144	SIX CIRCLES TRUST	JUNE 30, 2026

Centrally Cleared Interest Rate Swap contracts outstanding as of June 30, 2026:
FLOATING RATE INDEX	FIXED RATE	PAY/ RECEIVE FLOATING RATE	MATURITY DATE	NOTIONAL AMOUNT		UPFRONT PAYMENTS (RECEIPTS)($)	UNREALIZED APPRECIATION (DEPRECIATION)($)		VALUE($)
Canadian Overnight Repo Rate Average	3.55% semi-annually	Pay	12/03/2042	CAD	1,895	57	(28)		29
Canadian Overnight Repo Rate Average	3.40% semi-annually	Pay	12/03/2049	CAD	480	(1)	(3)		(4)
Canadian Overnight Repo Rate Average	3.30% semi-annually	Pay	12/03/2052	CAD	1,510	37	(66)		(29)
CFETS China Fixing Repo Rates 7 day	2.60% quarterly	Pay	05/11/2028	CNY	91,220	206	110		316
CFETS China Fixing Repo Rates 7 day	2.40% quarterly	Pay	12/06/2028	CNY	5,000	11	7		18
CFETS China Fixing Repo Rates 7 day	2.65% quarterly	Pay	05/10/2029	CNY	134,160	776	(60)		716
CFETS China Fixing Repo Rates 7 day	1.59% quarterly	Pay	12/02/2029	CNY	18,000	—	15		15
CFETS China Fixing Repo Rates 7 day	1.50% quarterly	Pay	12/12/2029	CNY	22,900	2	6		8
CFETS China Fixing Repo Rates 7 day	1.50% quarterly	Pay	05/11/2030	CNY	57,380	(1)	22		21
CFETS China Fixing Repo Rates 7 day	1.50% quarterly	Pay	05/11/2030	CNY	36,460	(31)	44		13
CFETS China Fixing Repo Rates 7 day	1.50% quarterly	Pay	11/11/2030	CNY	113,100	(56)	95		39
CFETS China Fixing Repo Rates 7 day	1.60% quarterly	Pay	05/11/2031	CNY	52,385	36	18		54
Copenhagen Interbank Offered Rates 6 Month	3.20% annually	Pay	07/10/2034	DKK	1,000	6	(1)		5
Copenhagen Interbank Offered Rates 6 Month	3.20% annually	Pay	07/10/2035	DKK	270	2	(1)		1
Copenhagen Interbank Offered Rates 6 Month	3.20% annually	Pay	07/10/2036	DKK	1,585	1	6		7
Czech Interbank Offered Rates 6 Month	3.51% annually	Pay	03/20/2031	CZK	13,830	(13)	(4)		(17)
Czech Interbank Offered Rates 6 Month	3.55% annually	Pay	09/10/2034	CZK	1,325	(1)	(1)		(2)
Czech Interbank Offered Rates 6 Month	3.60% annually	Pay	09/10/2035	CZK	2,650	(3)	(–	)(h)	(3)
Czech Interbank Offered Rates 6 Month	3.60% annually	Pay	09/10/2036	CZK	4,115	(14)	7		(7)
ESTR Volume Weighted Trimmed Mean Rate	1.20% annually	Pay	05/11/2052	EUR	1,810	(182)	(492)		(674)
GPW Benchmark WIBID/WIBOR PLN 6 Month	4.35% annually	Pay	05/11/2029	PLN	3,305	3	9		12
GPW Benchmark WIBID/WIBOR PLN 6 Month	4.82% annually	Pay	11/28/2030	PLN	1,000	— (h)	16		16
GPW Benchmark WIBID/WIBOR PLN 6 Month	4.35% annually	Pay	05/11/2031	PLN	1,690	(14)	22		8
GPW Benchmark WIBID/WIBOR PLN 6 Month	4.50% annually	Pay	05/11/2035	PLN	1,205	(4)	12		8
KRW Certificate of Deposit 3 Month	3.14% quarterly	Pay	04/19/2028	KRW	860,000	— (h)	(5)		(5)
KRW Certificate of Deposit 3 Month	1.07% quarterly	Pay	04/27/2030	KRW	200,000	(8)	(5)		(13)
KRW Certificate of Deposit 3 Month	0.97% quarterly	Pay	08/14/2030	KRW	2,100,000	— (h)	(154)		(154)
KRW Certificate of Deposit 3 Month	0.94% quarterly	Pay	08/19/2030	KRW	5,075,000	(83)	(287)		(370)
KRW Certificate of Deposit 3 Month	2.82% quarterly	Pay	04/28/2032	KRW	1,245,595	(13)	(31)		(44)
KRW Certificate of Deposit 3 Month	3.15% quarterly	Pay	03/10/2033	KRW	1,868,660	(16)	(37)		(53)
KRW Certificate of Deposit 3 Month	3.61% quarterly	Pay	11/24/2033	KRW	805,000	— (h)	(9)		(9)
KRW Certificate of Deposit 3 Month	3.15% quarterly	Pay	03/10/2034	KRW	2,961,000	7	(102)		(95)
KRW Certificate of Deposit 3 Month	3.20% quarterly	Pay	03/10/2035	KRW	2,692,000	79	(170)		(91)
KRW Certificate of Deposit 3 Month	3.20% quarterly	Pay	03/10/2035	KRW	913,000	30	(61)		(31)
KRW Certificate of Deposit 3 Month	3.20% quarterly	Pay	03/10/2036	KRW	219,000	(10)	2		(8)
KRW Certificate of Deposit 3 Month	3.10% quarterly	Pay	03/10/2043	KRW	161,125	(3)	(7)		(10)
Mexico Interbank TIIE 1 Day	9.10% lunar	Pay	12/13/2028	MXN	4,190	11	(1)		10
Mexico Interbank TIIE 1 Day	9.10% lunar	Pay	12/06/2034	MXN	4,625	4	14		18
Mexico Interbank TIIE 1 Day	9.20% lunar	Pay	12/05/2035	MXN	3,370	13	2		15
National Bank of Hungary Budapest Interbank Offered Rates 6 Month Index	6.85% annually	Pay	05/06/2031	HUF	60,000	5	12		17
National Bank of Hungary Budapest Interbank Offered Rates 6 Month Index	6.10% annually	Pay	09/10/2032	HUF	21,000	(1)	8		7

SEE NOTES TO FINANCIAL STATEMENTS.

JUNE 30, 2026	SIX CIRCLES TRUST	145

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JUNE 30, 2026 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

Centrally Cleared Interest Rate Swap contracts outstanding as of June 30, 2026:
FLOATING RATE INDEX	FIXED RATE	PAY/ RECEIVE FLOATING RATE	MATURITY DATE	NOTIONAL AMOUNT		UPFRONT PAYMENTS (RECEIPTS)($)		UNREALIZED APPRECIATION (DEPRECIATION)($)		VALUE($)
National Bank of Hungary Budapest Interbank Offered Rates 6 Month Index	6.25% annually	Pay	09/10/2034	HUF	10,335	(1)		6		5
National Bank of Hungary Budapest Interbank Offered Rates 6 Month Index	6.30% annually	Pay	09/10/2035	HUF	32,255	(2)		17		15
Norway Interbank Offered Rate Fixing 6 Month	4.00% annually	Pay	07/10/2032	NOK	1,165	(—	)(h)	(—	)(h)	(—	)(h)
Norway Interbank Offered Rate Fixing 6 Month	3.85% annually	Pay	07/10/2034	NOK	1,300	3		(5)		(2)
Norway Interbank Offered Rate Fixing 6 Month	3.85% annually	Pay	07/10/2035	NOK	1,210	(2)		(—	)(h)	(2)
Norway Interbank Offered Rate Fixing 6 Month	3.85% annually	Pay	07/10/2036	NOK	1,745	(8)		5		(3)
NZD Bank Bill 3 Month	4.24% semi-annually	Pay	06/30/2032	NZD	500	(7)		15		8
NZFM New Zealand Bank Bill 3 Month FRA	4.40% semi-annually	Pay	05/08/2034	NZD	250	5		1		6
NZFM New Zealand Bank Bill 3 Month FRA	4.40% semi-annually	Pay	05/08/2035	NZD	120	5		(2)		3
NZFM New Zealand Bank Bill 3 Month FRA	4.45% semi-annually	Pay	05/08/2036	NZD	420	8		2		10
Shekel Overnight Risk Free Rate	3.95% annually	Pay	07/08/2030	ILS	1,505	1		14		15
Shekel Overnight Risk Free Rate	4.00% annually	Pay	07/08/2035	ILS	410	(—	)(h)	6		6
Shekel Overnight Risk Free Rate	4.00% annually	Pay	07/08/2036	ILS	620	1		8		9
Singapore Domestic Interbank Overnight Rate Average	2.65% semi-annually	Pay	09/10/2030	SGD	400	—	(h)	13		13
Singapore Domestic Interbank Overnight Rate Average	3.24% semi-annually	Pay	05/03/2034	SGD	300	5		17		22
Singapore Domestic Interbank Overnight Rate Average	2.45% semi-annually	Pay	09/10/2034	SGD	200	(3)		9		6
Singapore Domestic Interbank Overnight Rate Average	2.50% semi-annually	Pay	09/10/2035	SGD	420	17		(3)		14
Singapore Domestic Interbank Overnight Rate Average	2.50% semi-annually	Pay	09/10/2036	SGD	280	2		7		9
SONIA Interest Rate Benchmark	4.30% annually	Receive	05/08/2027	GBP	5,070	(61)		37		(24)
SONIA Interest Rate Benchmark	1.10% annually	Pay	05/08/2029	GBP	2,010	(308)		92		(216)
SONIA Interest Rate Benchmark	1.10% annually	Receive	05/08/2030	GBP	4,590	1,147		(497)		650
SONIA Interest Rate Benchmark	3.90% annually	Receive	05/08/2031	GBP	1,145	(19)		30		11
SONIA Interest Rate Benchmark	3.85% annually	Receive	05/08/2032	GBP	4,480	13		65		78
SONIA Interest Rate Benchmark	3.85% annually	Pay	05/08/2033	GBP	285	(14)		7		(7)
SONIA Interest Rate Benchmark	3.90% annually	Pay	02/08/2036	GBP	1,300	(3)		(53)		(56)
SONIA Interest Rate Benchmark	3.90% annually	Pay	05/08/2036	GBP	3,440	(246)		89		(157)
SONIA Interest Rate Benchmark	1.25% annually	Pay	05/08/2039	GBP	1,080	(468)		11		(457)
SONIA Interest Rate Benchmark	3.90% annually	Receive	05/08/2039	GBP	1,470	(28)		140		112
SONIA Interest Rate Benchmark	3.95% annually	Pay	05/08/2040	GBP	1,325	(62)		(44)		(106)
SONIA Interest Rate Benchmark	3.95% annually	Receive	02/08/2041	GBP	1,505	102		29		131
SONIA Interest Rate Benchmark	1.25% annually	Receive	05/08/2043	GBP	895	381		95		476
SONIA Interest Rate Benchmark	1.25% annually	Pay	05/08/2046	GBP	1,865	300		(1,419)		(1,119)
SONIA Interest Rate Benchmark	1.25% annually	Pay	05/08/2054	GBP	255	(162)		(24)		(186)
SONIA Interest Rate Benchmark	3.90% annually	Pay	05/08/2055	GBP	320	(42)		(17)		(59)
Stockholm Interbank Offered Rates 3 Month	3.15% annually	Pay	07/10/2032	SEK	2,000	11		1		12
Stockholm Interbank Offered Rates 3 Month	3.10% annually	Pay	07/10/2035	SEK	1,510	4		5		9
Stockholm Interbank Offered Rates 3 Month	3.10% quarterly	Pay	07/10/2036	SEK	2,010	6		1		7
Swiss Average Rate ON Intraday Value	2.00% annually	Pay	05/08/2030	CHF	1,700	80		75		155
Swiss Average Rate ON Intraday Value	0.13% annually	Pay	11/05/2031	CHF	260	—	(h)	(2)		(2)
Swiss Average Rate ON Intraday Value	2.00% annually	Pay	05/08/2034	CHF	440	41		29		70

SEE NOTES TO FINANCIAL STATEMENTS.

146	SIX CIRCLES TRUST	JUNE 30, 2026

Centrally Cleared Interest Rate Swap contracts outstanding as of June 30, 2026:
FLOATING RATE INDEX	FIXED RATE	PAY/ RECEIVE FLOATING RATE	MATURITY DATE	NOTIONAL AMOUNT		UPFRONT PAYMENTS (RECEIPTS)($)	UNREALIZED APPRECIATION (DEPRECIATION)($)	VALUE($)
Swiss Average Rate ON Intraday Value	2.00% annually	Pay	05/08/2035	CHF	475	91	(9)	82
Thailand Overnight Repo Rate ON	1.15% quarterly	Pay	11/19/2030	THB	31,000	— (h)	(15)	(15)
Thailand Overnight Repo Rate ON	2.86% quarterly	Pay	04/23/2034	THB	15,000	— (h)	36	36
Thailand Overnight Repo Rate ON	2.35% quarterly	Pay	09/10/2034	THB	18,540	3	19	22
Thailand Overnight Repo Rate ON	2.17% quarterly	Pay	12/16/2034	THB	7,000	(1)	6	5
Thailand Overnight Repo Rate ON	2.40% quarterly	Pay	09/10/2035	THB	12,010	35	(20)	15
Thailand Overnight Repo Rate ON	2.40% quarterly	Pay	09/10/2035	THB	14,390	33	(15)	18
Thailand Overnight Repo Rate ON	2.45% quarterly	Pay	09/10/2036	THB	3,970	— (h)	5	5
United States SOFR	3.75% annually	Pay	12/18/2026	USD	21,400	142	(151)	(9)
United States SOFR	2.00% annually	Receive	12/21/2027	USD	5,400	448	(244)	204
United States SOFR	1.22% annually	Receive	08/15/2028	USD	5,797	— (h)	463	463
United States SOFR	1.50% semi-annually	Pay	12/15/2028	USD	27,300	(3,606)	1,836	(1,770)
United States SOFR	4.25% annually	Receive	03/20/2029	USD	15,800	(512)	363	(149)
United States SOFR	3.75% annually	Pay	12/18/2029	USD	18,000	256	(347)	(91)
United States SOFR	3.50% annually	Receive	12/20/2030	USD	14,000	484	(244)	240
United States SOFR	3.75% annually	Pay	06/20/2031	USD	19,200	(121)	(2)	(123)
United States SOFR	3.75% annually	Receive	06/20/2031	USD	2,500	14	2	16
United States SOFR	3.75% annually	Receive	09/17/2032	USD	18,900	(468)	642	174
United States SOFR	3.75% annually	Receive	03/18/2033	USD	4,300	(75)	116	41
United States SOFR	3.72% annually	Pay	05/20/2033	USD	11,200	—	(130)	(130)
United States SOFR	3.90% annually	Receive	06/02/2033	USD	2,500	—	2	2
United States SOFR	3.50% annually	Receive	12/20/2033	USD	45,100	2,149	(847)	1,302
United States SOFR	3.75% annually	Receive	06/20/2034	USD	4,800	171	(108)	63
United States SOFR	3.75% annually	Pay	12/18/2034	USD	1,000	1	(16)	(15)
United States SOFR	3.25% annually	Receive	03/19/2035	USD	11,100	728	(134)	594
United States SOFR	3.25% annually	Receive	06/18/2035	USD	17,200	584	349	933
United States SOFR	3.75% annually	Receive	09/17/2035	USD	2,100	(42)	80	38
United States SOFR	3.75% annually	Receive	09/17/2035	USD	16,400	(282)	580	298
United States SOFR	4.00% annually	Receive	03/18/2036	USD	6,400	(199)	189	(10)

Total						143	(1,002)	(859)

Written Put Option contracts on securities as of June 30, 2026:
DESCRIPTION	COUNTERPARTY	NUMBER OF CONTRACTS	NOTIONAL AMOUNT		EXERCISE PRICE		EXPIRATION DATE	VALUE
FNMA or FHLMC, Single Family, 30 years, TBA, 6.00%, 08/13/2056	Citigroup Global Markets, Inc.	(9,500)	USD	(438)	USD	100.63	08/06/2026	$(5)
FNMA or FHLMC, Single Family, 30 years, TBA, 6.00%, 08/13/2056	BofA Securities, Inc.	(2,500)	USD	(635)	USD	101.85	08/06/2026	(6)

								(11)

Written Call Option contracts on securities as of June 30, 2026:
DESCRIPTION	COUNTERPARTY	NUMBER OF CONTRACTS	NOTIONAL AMOUNT		EXERCISE PRICE		EXPIRATION DATE	VALUE
FNMA or FHLMC, Single Family, 30 years, TBA, 4.00%, 08/13/2056	BofA Securities, Inc.	(12,000)	USD	(1,387)	USD	94.92	08/06/2026	(15)
FNMA or FHLMC, Single Family, 30 years, TBA, 4.00%, 08/13/2056	Citigroup Global Markets, Inc.	(25,000)	USD	(1,618)	USD	95.42	08/06/2026	(17)
FNMA or FHLMC, Single Family, 30 years, TBA, 4.00%, 08/13/2056	BofA Securities, Inc.	(23,000)	USD	(1,333)	USD	95.52	08/06/2026	(14)
FNMA or FHLMC, Single Family, 30 years, TBA, 4.50%, 07/13/2056	Citigroup Global Markets, Inc.	(10,000)	USD	—	USD	98.66	07/06/2026	—
FNMA or FHLMC, Single Family, 30 years, TBA, 5.00%, 09/14/2056	Citigroup Global Markets, Inc.	(17,000)	USD	(3,385)	USD	99.42	09/08/2026	(34)
FNMA or FHLMC, Single Family, 30 years, TBA, 5.00%, 09/14/2056	Citigroup Global Markets, Inc.	(4,000)	USD	(733)	USD	99.47	09/04/2026	(7)
FNMA or FHLMC, Single Family, 30 years, TBA, 6.00%, 08/13/2056	BofA Securities, Inc.	(2,500)	USD	(635)	USD	101.85	08/06/2026	(6)

								(93)

Total Written Option contracts (Premiums Received $256)								(104)

SEE NOTES TO FINANCIAL STATEMENTS.

JUNE 30, 2026	SIX CIRCLES TRUST	147

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JUNE 30, 2026 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

Purchased Call Interest Rate Swaption contracts outstanding as of June 30, 2026:
DESCRIPTION	COUNTERPARTY	NUMBER OF CONTRACTS	NOTIONAL AMOUNT	EXERCISE PRICE	EXPIRATION DATE	VALUE
10-Year Swaption, United States SOFR	Bank of America, NA	1,900	691	4.10	02/06/2035	$75
10-Year Swaption, United States SOFR	BNP Paribas	18,200	196	3.79	08/06/2026	23
10-Year Swaption, United States SOFR	Bank of America, NA	3,200	1,294	4.69	08/27/2035	184
10-Year Swaption, United States SOFR	Morgan Stanley Capital Service	4,400	1,739	4.49	08/07/2035	224
10-Year Swaption, United States SOFR	Bank of America, NA	4,800	1,870	4.43	08/06/2035	235
10-Year Swaption, United States SOFR	Morgan Stanley Capital Service	19,000	196	3.82	08/06/2026	31
10-Year Swaption, United States SOFR	Bank of America, NA	9,800	4,089	4.64	07/23/2035	547
10-Year Swaption, United States SOFR	Deutsche Bank AG	6,800	2,666	4.46	08/06/2035	340
10-Year Swaption, United States SOFR	Bank of America, NA	10,000	3,929	4.40	06/25/2035	483
10-Year Swaption, United States SOFR	Deutsche Bank AG	3,900	1,549	4.44	06/18/2035	193
10-Year Swaption, United States SOFR	Bank of America, NA	2,500	1,002	4.47	06/04/2035	126
10-Year Swaption, United States SOFR	Deutsche Bank AG	5,000	1,916	4.31	05/02/2035	228
10-Year Swaption, United States SOFR	Bank of America, NA	2,500	944	4.27	05/01/2035	111
10-Year Swaption, United States SOFR	Deutsche Bank AG	9,200	3,724	4.56	07/09/2035	489
10-Year Swaption, United States SOFR	Bank of America, NA	11,400	121	3.78	09/08/2026	33
7-Year Swaption, United States SOFR	Deutsche Bank AG	7,500	302	3.14	09/14/2026	2
7-Year Swaption, United States SOFR	Bank of America, NA	23,500	664	3.48	07/14/2026	1

						3,325

Purchased Put Interest Rate Swaption contracts outstanding as of June 30, 2026:
DESCRIPTION	COUNTERPARTY	NUMBER OF CONTRACTS	NOTIONAL AMOUNT	EXERCISE PRICE	EXPIRATION DATE	VALUE
10-Year Swaption, United States SOFR	Bank of America, NA	1,900	691	4.10	02/06/2035	123
10-Year Swaption, United States SOFR	Bank of America, NA	27,200	213	4.75	10/19/2026	37
10-Year Swaption, United States SOFR	Bank of America, NA	27,000	99	4.75	09/04/2026	14
10-Year Swaption, United States SOFR	Bank of America, NA	3,200	1,294	4.69	08/27/2035	160
10-Year Swaption, United States SOFR	Morgan Stanley Capital Service	4,400	1,739	4.49	08/07/2035	241
10-Year Swaption, United States SOFR	Bank of America, NA	4,800	1,870	4.43	08/06/2035	270
10-Year Swaption, United States SOFR	Bank of America, NA	13,500	130	4.75	10/23/2026	20
10-Year Swaption, United States SOFR	Deutsche Bank AG	6,800	2,666	4.46	08/06/2035	376
10-Year Swaption, United States SOFR	Deutsche Bank AG	4,600	1,862	4.56	07/09/2035	243
10-Year Swaption, United States SOFR	Bank of America, NA	5,000	1,988	4.40	06/25/2035	284
10-Year Swaption, United States SOFR	Deutsche Bank AG	3,900	1,549	4.44	06/18/2035	217
10-Year Swaption, United States SOFR	Bank of America, NA	2,500	1,002	4.47	06/04/2035	137
10-Year Swaption, United States SOFR	Deutsche Bank AG	5,000	1,916	4.31	05/02/2035	296
10-Year Swaption, United States SOFR	Bank of America, NA	2,500	944	4.27	05/01/2035	151
10-Year Swaption, United States SOFR	Bank of America, NA	4,900	2,044	4.64	07/23/2035	250
10-Year Swaption, United States SOFR	Morgan Stanley Capital Service	3,300	52	4.75	11/02/2026	6
7-Year Swaption, United States SOFR	Deutsche Bank AG	7,500	350	3.64	09/14/2026	159

Total Purchased Interest Rate Swaption contracts (Premiums Paid $10,697)						2,984

Written Call Interest Rate Swaption contracts on securities as of June 30, 2026:
DESCRIPTION	COUNTERPARTY	NUMBER OF CONTRACTS	NOTIONAL AMOUNT	EXERCISE PRICE	EXPIRATION DATE	VALUE
7-Year Swaption, United States SOFR	Morgan Stanley Capital Service	(4,900)	(38)	3.55	07/01/2026	$	(—	)(h)

							(—	)(h)

SEE NOTES TO FINANCIAL STATEMENTS.

148	SIX CIRCLES TRUST	JUNE 30, 2026

Written Put Interest Rate Swaption contracts outstanding as of June 30, 2026:
DESCRIPTION	COUNTERPARTY	NUMBER OF CONTRACTS	NOTIONAL AMOUNT	EXERCISE PRICE	EXPIRATION DATE	VALUE
7-Year Swaption, United States SOFR	Bank of America, NA	(25,100)	(721)	3.78	07/14/2026	(262)

Total Written Interest Rate Swaption contracts (Premiums Received $202)						(262)

Reverse Repurchase Agreements
COUNTERPARTY	BORROWING RATE	SETTLEMENT DATE	MATURITY DATE	AMOUNT BORROWED	PAYABLE FOR REVERSE REPURCHASE AGREEMENTS($)	COLLATERAL PLEDGED/ (RECEIVED)($)	NET AMOUNT (DUE TO)/ FROM COUNTERPARTY($)
Citigroup Global Markets, Inc.	3.74%	6/11/2026	7/13/2026	(64,413)	(64,546)	64,546	—
Citigroup Global Markets, Inc.	3.74%	6/10/2026	7/13/2026	(957)	(959)	959	—
Citigroup Global Markets, Inc.	3.74%	6/11/2026	7/13/2026	(2,649)	(2,655)	2,655	—
Wells Fargo Bank NA	3.74%	6/11/2026	7/13/2026	(51,187)	(51,293)	51,293	—

					(119,453)

Accounted for as Secured Borrowings
Remaining Contractual Maturity of the Agreements
	OVERNIGHT AND CONTINUOUS	UP TO 30 DAYS	31-90 DAYS	GREATER THAN 90 DAYS	TOTAL
Reverse Repurchase Agreements
Mortgage Backed Securities	—	—	(119,453)	—	(119,453)

Payable for Reverse Repurchase Agreements					(119,453)

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JUNE 30, 2026

ACES	— Alternative Credit Enhancement Securities
ARM	— Adjustable Rate Mortgage. The interest rate shown is the rate in effect as of June 30, 2026.
ASX	— Australian Stock Exchange
BAM	— Insured by Build America Mutual
BBSW	— Bank Bill Swap Rate
CFETS	— China Foreign Exchange Trade System
CLO	— Collateralized Loan Obligations
CMT	— Constant Maturity Treasury
CPI	— Consumer Price Index
EURIBOR	— Euro Interbank Offered Rate
ESTR	— Euro short-term rate
FHA	— Federal Housing Administration
FHLB	— Federal Home Loan Bank
FHLMC	— Federal Home Loan Mortgage Corp.
FNMA	— Federal National Mortgage Association
GNMA	— Government National Mortgage Association
GO	— General Obligation
GPW	— Polish Stock Market
IBOR	— Interbank Offered Rate
ICE	— Intercontinental Exchange
IF

—  Inverse Floaters represent securities that pay interest at a rate that increases (decreases) with a decline (incline) in a specified index. The interest rate shown is the rate in effect as of June 30, 2026. The rate may be subject to a cap and floor.

IO

—  Interest Only represents the right to receive the monthly interest payments on an underlying pool of mortgage loans. The principal amount shown represents the par value on the underlying pool. The yields on these securities are subject to accelerated principal paydowns as a result of prepayment or refinancing of the underlying pool of mortgage instruments. As a result, interest income may be reduced considerably.

KLIBOR	— Kuala Lumpur Interbank Offered Rate
NZFM	— New Zealand Financial Markets
OYJ	— Public Limited Company
PO

—  Principal Only represents the right to receive the principal portion only on an underlying pool of mortgage loans. The market value of these securities is extremely volatile in response to changes in market interest rates. As prepayments on the underlying mortgages of these securities increase, the yield on these securities increases.

REIT	— Real Estate Investment Trust
Reg. S

—  Security was purchased pursuant to Regulation S under the Securities Act of 1933, as amended (the “Securities Act”), which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act, or pursuant to an exemption from registration.

SEE NOTES TO FINANCIAL STATEMENTS.

JUNE 30, 2026	SIX CIRCLES TRUST	149

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JUNE 30, 2026 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

REMICS	— Real Estate Mortgage Investment Conduit
Rev.	— Revenue
SOFR	— Secured Overnight Financing Rate
SONIA	— Sterling Overnight Interbank Average Rate
STRIP

—  Separate Trading of Registered Interest and Principal of Securities. The STRIPS Program lets investors hold and trade individual interest and principal components of eligible notes and bonds as separate securities.

SUB	— Step-Up Bond. The interest rate shown is the rate in effect as of June 30, 2026.
TBA	— To Be Announced
TIIE	— Interbank Equilibrium Interest Rate
TONAR	— Tokyo Overnight Average Rate
VA	— Veterans Administration
WIBID	— Warsaw Interbank Bid Rate
WIBOR	— Warsaw Interbank Offered Rate
(e)	— Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended.
(g)	— Amount rounds to less than 0.05%.
(h)	— Amount rounds to less than 500 shares/principal or $500.
(n)	— The rate shown is the effective yield as of June 30, 2026.
(t)	— The date shown represents the earliest of the next put date, next demand date or final maturity date.
(w)	— All or a portion of the security is a when-issued security, delayed delivery security, or forward commitment.
(x)

—  Security is perpetual and thus, does not have a predetermined maturity date. The coupon rate for this security is fixed for a period of time and may be structured to adjust thereafter. The date shown, if applicable, reflects the next call date. The coupon rate shown is the rate in effect as of June 30, 2026.

(z)

—  Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of June 30, 2026.

(aa)	— Variable or floating rate security, linked to the referenced benchmark. The interest rate shown is the current rate as of June 30, 2026.
(bb)	— Security has been valued using significant unobservable inputs.

(ee)	— Approximately $2,974 of these investments are restricted as collateral for swaps to BofA Securities, Inc.
(ff)	— Approximately $2,087 of these investments are restricted as collateral for futures to Citigroup Global Markets Inc.
(gg)	— Position, or portion thereof, has been segregated to collateralize reverse repurchase agreements.
(hh)	— Approximately $805 of these investments are restricted as collateral for TBAs to various brokers.
(ii)	— Approximately $1,131 of these investments are restricted as collateral for forwards to various brokers.
AUD	— Australian Dollar
CAD	— Canadian Dollar
CHF	— Swiss Franc
CLP	— Chilean Peso
CNH	— Chinese Yuan
CNY	— Chinese Yuan
CZK	— Czech Koruna
DKK	— Danish Krone
EUR	— Euro
GBP	— British Pound
HKD	— Hong Kong Dollar
HUF	— Hungarian Forint
IDR	— Indonesian Rupiah
ILS	— Israeli New Shekel
JPY	— Japanese Yen
KRW	— Korean Won
MXN	— Mexican Peso
MYR	— Malaysian Ringgit
NOK	— Norwegian Krone
NZD	— New Zealand Dollar
PEN	— Peruvian Nuevo Sol
PLN	— Polish Zloty
RON	— Romanian Leu
SEK	— Swedish Krona
SGD	— Singapore Dollar
THB	— Thai Baht
USD	— United States Dollar

SEE NOTES TO FINANCIAL STATEMENTS.

150	SIX CIRCLES TRUST	JUNE 30, 2026

Six Circles Tax Aware Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JUNE 30, 2026 (Unaudited)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)
Commercial Mortgage-Backed Securities — 0.4%
Commercial MBS — 0.4%
FHLMC Multifamily ML Certificates,
Series 2024-ML27, Class AUS, 4.76%, 08/25/2041 (z)	5,315	5,577
Series 2025-ML28, Class AUS, 4.53%, 11/25/2042 (z)	4,841	4,797
Series 2025-ML29, Class AUS, 4.87%, 01/25/2043 (z)	7,243	7,565
Series 2025-ML31, Class AUS, 4.60%, 06/25/2042 (z)	2,341	2,369
FRETE, Series 2025-ML32, Class AUS, 4.84%, 03/25/2042 (z)	5,740	6,001
FRETE Trust,
Series 2025-ML30, Class AUS, 4.78%, 07/25/2042 (z)	8,545	8,985
Series 2026-ML33, Class AUS, 4.64%, 10/25/2040 (z)	20,987	21,877
Series 2026-ML35, Class AUS, 5.06%, 01/25/2043 (z)	17,957	19,482

Total Commercial MBS		76,653

Total Commercial Mortgage-Backed Securities (Cost $77,297)		76,653

Municipal Bonds — 96.4% (t)
Alabama — 4.6%
Alabama Economic Settlement Authority, BP Settlement, Series A, Rev., 4.00%, 09/15/2033	1,000	1,000
Alabama Federal Aid Highway Finance Authority, Garvee
Series A, Rev., 5.00%, 09/01/2032 (p)	1,160	1,193
Series A, Rev., 5.00%, 09/01/2035 (p)	1,000	1,028
Series A, Rev., 5.00%, 09/01/2036 (p)	2,000	2,007
Alabama Highway Authority, Rev., 5.00%, 09/01/2032	1,270	1,430
Alabama Housing Finance Authority
Rev., 3.15%, 12/01/2028 (z)	265	266
Rev., GNMA/FNMA/FHLMC, 4.45%, 10/01/2044	745	749
Rev., GNMA/FNMA/FHLMC, 5.75%, 04/01/2055	3,210	3,461
Series D, Rev., GNMA/FNMA/FHLMC, 5.75%, 10/01/2055	2,520	2,724
Alabama Housing Finance Authority, Cooper Green Homes Project, Rev., 5.00%, 02/01/2029 (z)	260	268
Alabama Public School and College Authority, Social Bonds, Series A, Rev., 5.00%, 11/01/2037	6,400	6,862
Alabama Special Care Facilities Financing Authority, Ascension Senior Credit Group, Series C, Rev., 5.00%, 11/15/2046	23,000	23,013
Alabama State University, Rev., 5.50%, 09/01/2045	1,250	1,381

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)

Alabama — continued
Baldwin County Industrial Development Authority
Rev., AMT, 4.63%, 06/01/2055 (e) (z)	2,405	2,454
Rev., AMT, 5.00%, 06/01/2055 (e) (z)	5,845	6,074
Baldwin County Industrial Development Authority, Novelis Corporation Project, Rev., AMT, 4.30%, 03/01/2056 (e) (z)	2,500	2,502
Birmingham-Jefferson Civic Center Authority, Series A, Special Tax, 5.00%, 07/01/2048	3,200	3,235
Birmingham-Jefferson Civic Center Authority, City of Birmingham, Rev., 5.00%, 05/01/2048	12,700	12,849
Black Belt Energy Gas District
Rev., 4.00%, 06/01/2051 (z)	22,710	23,206
Rev., 5.00%, 05/01/2055 (z)	20,940	22,288
Series A, Rev., 5.25%, 05/01/2055 (z)	5,110	5,288
Series A, Rev., 5.25%, 05/01/2056 (z)	5,000	5,103
Series B1, Rev., 4.00%, 04/01/2053 (z)	2,000	2,020
Series B2, Rev., (SIFMA Municipal Swap Index + 0.65%), 3.32%, 04/01/2053 (aa)	9,250	9,193
Series B, Rev., 5.00%, 10/01/2035	54,510	54,971
Series B, Rev., 5.00%, 10/01/2055 (z)	1,875	1,971
Series B, Rev., LIQ: Royal Bank of Canada, 5.25%, 12/01/2053 (z)	3,000	3,223
Series C1, Rev., 5.25%, 02/01/2053 (z)	17,000	17,866
Series C, Rev., 5.25%, 08/01/2029 (e)	1,650	1,702
Series C, Rev., 5.25%, 08/01/2033 (e)	3,600	3,771
Series C, Rev., 5.50%, 10/01/2054 (z)	5,000	5,394
Series C, Rev., 5.50%, 11/01/2056 (e) (z)	13,000	13,988
Series D1, Rev., LIQ: Royal Bank of Canada, 4.00%, 07/01/2052 (z)	1,800	1,816
Series D, Rev., 5.00%, 03/01/2055 (z)	7,000	7,462
Series D, Rev., 5.00%, 12/01/2055 (z)	9,555	10,094
Series E, Rev., 5.00%, 12/01/2055 (z)	7,800	8,307
Series G, Rev., 5.00%, 10/01/2035	14,760	15,558
Series H1, Rev., 5.00%, 01/01/2034	6,795	7,123
Black Belt Energy Gas District, Gas Project
Series A, Rev., 5.00%, 12/01/2034	5,000	5,292
Series B, Rev., 5.00%, 12/01/2034	6,785	7,286
Series C, Rev., 5.25%, 06/01/2036	48,035	51,759
Series D1, Rev., 5.50%, 06/01/2049 (z)	3,000	3,149
Series E, Rev., 5.00%, 07/01/2033	34,035	35,645
Series F, Rev., 5.00%, 12/01/2035	7,920	8,378
Series F, Rev., 5.00%, 06/01/2036	7,000	7,353
Series F, Rev., 5.50%, 11/01/2053 (z)	10,625	11,118
Series I, Rev., 5.00%, 10/01/2033	10,160	10,832
Black Belt Energy Gas District, Gas Project Bonds Project No. 7, Rev., 4.00%, 10/01/2052 (z)	19,120	19,178
Black Belt Energy Gas District, Gas Project No. 8, Series A, Rev., 4.00%, 12/01/2052 (z)	4,910	4,958

SEE NOTES TO FINANCIAL STATEMENTS.

JUNE 30, 2026	SIX CIRCLES TRUST	151

Six Circles Tax Aware Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JUNE 30, 2026 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
Alabama — continued
Black Belt Energy Gas District, Project No. 5, Series A1, Rev., 4.00%, 10/01/2049 (z)	5,000	5,027
Black Belt Energy Gas District, Project No. 6, Series B, Rev., 4.00%, 10/01/2052 (z)	15,505	15,544
City of Birmingham Regional Water Works, Rev., 3.75%, 09/01/2026 (e)	2,690	2,689
City of Birmingham, Warrants, Series A, GO, 4.00%, 06/01/2032	4,075	4,183
County of Jefferson AL, Rev., 4.00%, 09/15/2036	2,590	2,600
County of Jefferson Sewer Revenue, Warrants
Rev., 5.00%, 10/01/2035	2,285	2,524
Rev., 5.00%, 10/01/2036	1,455	1,595
Rev., 5.00%, 10/01/2037	8,685	9,484
Rev., 5.00%, 10/01/2038	2,190	2,379
Rev., 5.00%, 10/01/2039	3,285	3,541
Rev., 5.25%, 10/01/2049	3,805	3,971
Energy Southeast A Cooperative District
Series A1, Rev., 5.50%, 11/01/2053 (z)	750	808
Series B, Rev., 5.00%, 11/01/2033	14,170	15,099
Series B, Rev., 5.25%, 07/01/2054 (z)	7,695	8,286
Energy Southeast, A Cooperative District
Series A, Rev., 5.00%, 11/01/2035	13,880	14,651
Series B, Rev., 5.00%, 09/01/2033	1,445	1,480
Health Care Authority for Baptist Health, Affiliate of UAB Health System Community, Rev., 5.00%, 11/15/2032	10,495	11,311
Health Care Authority of the City of Huntsville, Health System
Series B1, Rev., 4.00%, 06/01/2045	1,750	1,678
Series B1, Rev., 5.00%, 06/01/2038	1,000	1,055
Homewood Educational Building Authority, Rev., 5.50%, 10/01/2049	3,500	3,624
Homewood Educational Building Authority, Recreation Center Project, Series A, Rev., 5.50%, 10/01/2054	2,000	2,057
Hoover Industrial Development Board, Green Bonds, Rev., AMT, 6.38%, 11/01/2050 (z)	2,375	2,631
Hoover Industrial Development Board, United States Steel Corporation, Rev., AMT, 5.75%, 10/01/2049	3,500	3,607
Industrial Development Board of the City of Mobile Alabama, Rev., 3.38%, 06/01/2034 (z)	13,010	13,159
Industrial Development Board of the City of Mobile Alabama, Alabama Power Co. Barry Plant, Rev., 2.75%, 07/15/2034 (z)	1,200	1,194
Lower Alabama Gas District (The), Series A, Rev., 5.00%, 12/01/2033	11,180	11,720
Madison Water & Wastewater Board, Rev., 5.25%, 12/01/2048	1,700	1,811

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)

Alabama — continued
Mobile County Industrial Development Authority, Rev., AMT, 5.00%, 06/01/2054	11,920	11,978
Mobile County Industrial Development Authority, AM/NS Calvert LLC, Rev., AMT, 4.75%, 12/01/2054	9,865	9,550
Selma Industrial Development Board, Rev., 3.45%, 11/01/2033 (z)	2,150	2,157
Southeast Alabama Gas Supply District, Project No. 1, Series A, Rev., 5.00%, 08/01/2054 (z)	21,175	22,547
Southeast Alabama Gas Supply District, Project No. 2, Rev., 5.00%, 06/01/2049 (z)	16,150	17,028
Southeast Energy Authority A Cooperative District, Project #6
Series B, Rev., LIQ: Royal Bank of Canada, 5.00%, 06/01/2030	2,225	2,346
Series B, Rev., LIQ: Royal Bank of Canada, 5.00%, 01/01/2054 (z)	10,000	10,566
Southeast Energy Authority A Cooperative District, Project 2, Series B, Rev., 4.00%, 12/01/2051 (z)	4,830	4,909
Southeast Energy Authority A Cooperative District, Project No. 3, Series A1, Rev., 5.50%, 01/01/2053 (z)	1,820	1,938
Southeast Energy Authority A Cooperative District, Project No. 5, Series A, Rev., 5.25%, 01/01/2054 (z)	15,000	15,742
Southeast Energy Authority, A Cooperative District
Rev., 5.00%, 09/01/2035	6,425	6,992
Series A, Rev., 5.00%, 11/01/2035	5,970	6,229
Series A, Rev., 5.00%, 01/01/2056 (z)	14,390	14,684
Series B, Rev., 5.25%, 03/01/2055 (z)	15,360	15,911
Series C, Rev., 5.00%, 10/01/2055 (z)	20,330	21,580
Series F, Rev., 5.25%, 11/01/2035	5,000	5,380
Series F, Rev., 5.25%, 11/01/2055 (z)	38,825	42,009
State of Alabama Docks Department, Docks, Series A, Rev., AMT, 5.00%, 10/01/2026	1,890	1,897
Tender Option Bond Trust, Floater Certificates, Series 2022-XF3073, Rev., LIQ: Morgan Stanley, 2.97%, 02/01/2053 (e) (z)	10,000	10,000
Tuscaloosa City Board of Education, Warrants, Rev., 5.00%, 08/01/2041 (p)	2,525	2,529
Tuscaloosa County Industrial Development Authority, Series A, Rev., 5.25%, 05/01/2044 (e)	2,298	2,338
UAB Medicine Finance Authority, Series B, Rev., 5.00%, 09/01/2041	1,750	1,754
University of South Alabama
Rev., 4.00%, 11/01/2035	2,000	2,008
Rev., BAM, 5.25%, 04/01/2054	2,845	2,987

		840,555

SEE NOTES TO FINANCIAL STATEMENTS.

152	SIX CIRCLES TRUST	JUNE 30, 2026

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
Alaska — 0.2%
Alaska Housing Finance Corp., General Mortgage, Series B, Rev., 3.25%, 12/01/2044	860	853
Alaska Housing Finance Corp., General Mortgage Revenue Bonds
Rev., 4.25%, 12/01/2042	2,000	2,001
Rev., 6.00%, 12/01/2056	1,255	1,387
Alaska Housing Finance Corp., General Mortgage Revenue II, Series A, Rev., 4.50%, 06/01/2044	5,000	5,023
Alaska Housing Finance Corp., Social Bonds State Capital
Rev., 5.00%, 06/01/2032	920	1,008
Rev., 5.00%, 12/01/2032	945	1,034
Alaska Municipal Bond Bank Authority, Series Three, Rev., BAM, 5.00%, 10/01/2039	1,100	1,217
Alaska Railroad Corp., Rev., AMT, 6.00%, 10/01/2050	1,800	1,979
Northern Tobacco Securitization Corp., Senior
Series A, Rev., 5.00%, 06/01/2027	1,000	1,021
Series A, Rev., 5.00%, 06/01/2029	1,250	1,326
State of Alaska
GO, 5.00%, 08/01/2033	2,000	2,274
GO, 5.00%, 08/01/2034	1,125	1,292
GO, 5.00%, 08/01/2035	2,000	2,285
State of Alaska International Airports System
Series A, Rev., 5.00%, 10/01/2034	1,080	1,220
Series C, Rev., AMT, 5.00%, 10/01/2027	1,000	1,026
Series C, Rev., AMT, 5.00%, 10/01/2030	5,000	5,399

		30,345

Arizona — 1.8%
Arizona Board of Regents
Series A, Rev., 5.00%, 07/01/2043	2,480	2,619
Series C, Rev., 5.00%, 07/01/2046	10,000	10,000
Arizona Board of Regents, University of Arizona
Rev., 5.00%, 06/01/2029	1,000	1,067
Rev., 5.00%, 06/01/2034	4,300	4,928
Rev., 5.00%, 06/01/2038	2,750	3,154
Rev., 5.00%, 06/01/2039	3,500	3,992
Rev., 5.00%, 06/01/2040	1,750	1,986
Arizona Department of Transportation State Highway Fund Revenue, Rev., 5.00%, 07/01/2033	2,750	3,130
Arizona Industrial Development Authority
Rev., 4.00%, 07/01/2061	3,000	2,344
Series 2019-2, Rev., 3.63%, 05/20/2033	1,276	1,277
Series A, Rev., 4.00%, 09/01/2035	225	228
Series A, Rev., 4.00%, 09/01/2036	250	252

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)

Arizona — continued
Arizona Industrial Development Authority, CHF-Arizona LLC University of
Rev., BAM, 5.00%, 07/01/2037	1,225	1,370
Rev., BAM, 5.00%, 07/01/2038	1,305	1,448
Rev., BAM, 5.00%, 07/01/2039	1,050	1,157
Rev., BAM, 5.00%, 07/01/2041	1,630	1,783
Rev., BAM, 5.00%, 07/01/2043	1,285	1,392
Rev., BAM, 5.00%, 07/01/2044	1,355	1,458
Rev., BAM, 5.00%, 07/01/2051	5,000	5,170
Arizona Industrial Development Authority, Greathearts Arizona Project, Series A, Rev., 5.00%, 07/01/2026	125	125
Arizona Industrial Development Authority, Jerome Facilities Project, Series B, Rev., 4.00%, 07/01/2051	2,000	1,641
Arizona Industrial Development Authority, Phoenix Children’s Hospital, Rev., 5.00%, 02/01/2033	2,000	2,210
Arizona Industrial Development Authority, Somerset Academy of Las Vegas, Aliante
Rev., 3.00%, 12/15/2031 (e)	360	339
Rev., 4.00%, 12/15/2041 (e)	500	443
Rev., 4.00%, 12/15/2051 (e)	700	544
Arizona Industrial Development Authority, Sustainable Bonds Equitable, Rev., 5.00%, 11/01/2028	2,870	2,980
Arizona Industrial Development Authority, The Acacia at Youngtown, Rev., 5.00%, 11/01/2058 (z)	4,780	4,830
Arizona State University
Series A, Rev., 5.00%, 07/01/2043	1,105	1,153
Series C, Rev., 5.00%, 07/01/2042	2,000	2,000
Arizona State University, Board of Regents
Series B, Rev., 5.00%, 07/01/2026	100	100
Series B, Rev., 5.00%, 07/01/2042	2,000	2,032
Chandler Industrial Development Authority, Intel Corp. Project
Rev., AMT, 5.00%, 09/01/2042 (z)	3,000	3,035
Rev., AMT, 5.00%, 09/01/2052 (z)	2,860	2,894
Chandler Industrial Development Authority, Intel Corporation Project
Rev., 3.80%, 12/01/2035 (z)	4,000	4,046
Rev., AMT, 4.00%, 06/01/2049 (z)	2,110	2,143
City of Chandler, GO, 5.00%, 07/01/2040	12,430	14,268
City of Chandler Excise Tax Revenue
Rev., 5.00%, 07/01/2033	7,800	8,915
Rev., 5.00%, 07/01/2039	8,470	9,751
City of Glendale AZ Excise Tax Revenue, Rev., 5.00%, 07/01/2038	5,190	5,826
City of Mesa, GO, 5.00%, 07/01/2042	2,665	2,886
City of Mesa Utility System Revenue
Rev., 4.00%, 07/01/2038	8,000	7,993
Rev., 5.00%, 07/01/2032	1,000	1,045
Rev., 5.00%, 07/01/2037	4,275	4,965
Series B, Rev., 5.00%, 07/01/2044	5,000	5,492

SEE NOTES TO FINANCIAL STATEMENTS.

JUNE 30, 2026	SIX CIRCLES TRUST	153

Six Circles Tax Aware Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JUNE 30, 2026 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
Arizona — continued
City of Peoria Excise Tax Revenue, Rev., 5.00%, 07/15/2028	1,120	1,176
City of Phoenix, Civic Improvement Corp.
Series A, Rev., 5.00%, 07/01/2029	1,000	1,065
Series A, Rev., 5.00%, 07/01/2031	2,000	2,121
Series A, Rev., 5.00%, 07/01/2032	1,000	1,060
Series A, Rev., 5.00%, 07/01/2034	3,785	4,065
City of Phoenix, Civic Improvement Corp., Airport Revenue, Junior Lien
Series B, Rev., AMT, 5.00%, 07/01/2027	1,500	1,534
Series B, Rev., AMT, 5.00%, 07/01/2033	2,000	2,096
City of Phoenix, Civic Improvement Corp., Junior Lien Airport Special Obligation, Rev., 4.00%, 07/01/2040	3,555	3,553
City of Tempe
Series A, GO, 5.00%, 07/01/2041	2,000	2,267
Series A, GO, 5.00%, 07/01/2042	2,500	2,819
Series A, GO, 5.00%, 07/01/2045	1,250	1,379
County of Pima Sewer System Revenue, Rev., 5.00%, 07/01/2028	500	525
Gilbert Public Facilities Municipal Property Corp., Rev., 5.00%, 07/01/2026	1,025	1,025
Gilbert Water Resource Municipal Property Corp., Green Bond Senior Lien, Rev., 4.00%, 07/15/2047	1,000	999
Glendale Industrial Development Authority
Rev., 5.00%, 05/15/2035	500	569
Rev., 5.00%, 05/15/2038	3,145	3,512
Rev., 5.00%, 05/15/2039	3,195	3,555
Rev., 5.00%, 05/15/2042	1,350	1,479
Rev., 5.00%, 05/15/2043	2,000	2,182
Glendale Industrial Development Authority, Midwestern University Foundation, Rev., AMT, 4.00%, 07/01/2046	900	897
Industrial Development Authority of the County of Pima (The), American Leadership Academy
Rev., 4.00%, 06/15/2027 (e)	2,680	2,676
Rev., 4.00%, 06/15/2030 (e)	1,510	1,488
Industrial Development Authority of the County of Yavapai, Waste Management, Inc. Project, Rev., AMT, 1.30%, 06/01/2027	3,260	3,173
Maricopa County Industrial Development Authority, Rev., 4.00%, 01/01/2048	5,450	4,887
Maricopa County Industrial Development Authority, Banner Health
Series A3, Rev., 5.00%, 01/01/2053 (z)	3,125	3,356
Series A, Rev., 4.00%, 01/01/2041	4,000	3,987
Maricopa County Industrial Development Authority, Banner Health
Series D, Rev., 5.00%, 01/01/2034 (w)	5,570	6,178
Series D, Rev., 5.00%, 01/01/2035 (w)	2,525	2,819
Series D, Rev., 5.00%, 01/01/2038 (w)	3,500	3,931

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)

Arizona — continued
Maricopa County Industrial Development Authority, Banner Health Obligation Group Se, Rev., 4.00%, 01/01/2038	1,720	1,730
Maricopa County Pollution Control Corp., Rev., 3.88%, 01/01/2038 (z)	1,165	1,190
Maricopa County Pollution Control Corp., Southern California Edison, Rev., 2.40%, 06/01/2035	4,280	3,789
Maricopa County Special Health Care District, Series C, GO, 4.00%, 07/01/2037	21,910	22,029
Maricopa County Unified School District No. 69 Paradise Valley, GO, 4.00%, 07/01/2036	1,170	1,189
Pima County Unified School District No. 1 Tucson, Project Of 2023
Series B, GO, 5.00%, 07/01/2035	405	468
Series B, GO, 5.00%, 07/01/2036	620	712
Series B, GO, 5.00%, 07/01/2039	1,535	1,726
Salt River Project Agricultural Improvement & Power District
Rev., 5.00%, 05/01/2039	3,740	4,229
Series A, Rev., 5.00%, 01/01/2031	4,510	4,965
Series A, Rev., 5.00%, 01/01/2043	2,830	3,141
Series A, Rev., 5.00%, 01/01/2049	5,000	5,316
Series A, Rev., 5.00%, 01/01/2050	15,000	15,721
Series B, Rev., 5.00%, 01/01/2035	17,295	20,035
Salt River Project Agricultural Improvement & Power District, Salt River Project, Series B, Rev., 5.00%, 01/01/2044	3,325	3,630
Salt River Project Agricultural Improvement and Power District, Series A, Rev., 5.00%, 01/01/2042	2,000	2,237
Salt Verde Financial Corp., Rev., 5.00%, 12/01/2032	420	445
Scottsdale Municipal Property Corp., Rev., 5.00%, 07/01/2038	2,000	2,273
Sierra Vista Industrial Development Authority
Rev., 5.00%, 06/15/2044 (e)	750	713
Rev., 5.75%, 06/15/2058 (e)	1,020	997
Rev., 6.25%, 06/15/2045	2,000	2,080
The Industrial Development Authority of the City of Phoenix Arizona, Memorial Towers Project, Rev., HUD, 3.35%, 12/01/2027	345	347
The University of Arizona, Stimulus Plan For Economic
Rev., BAM, 5.00%, 08/01/2029	1,850	1,979
Rev., BAM, 5.00%, 08/01/2033	3,515	3,987
Yuma Industrial Development Authority
Rev., 4.00%, 08/01/2049	4,420	4,030
Rev., 5.25%, 08/01/2042	1,495	1,657
Rev., 5.25%, 08/01/2044	1,915	2,104
Rev., 5.25%, 08/01/2049	7,000	7,460

		330,963

SEE NOTES TO FINANCIAL STATEMENTS.

154	SIX CIRCLES TRUST	JUNE 30, 2026

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
Arkansas — 0.3%
Arkansas Development Finance Authority
Rev., AMT, 3.88%, 10/15/2065 (z)	3,150	3,181
Rev., 5.00%, 06/01/2027	535	547
Rev., GNMA/FNMA/FHLMC, 5.50%, 01/01/2056	3,750	4,064
Arkansas Development Finance Authority, Green Bond United States, Rev., AMT, 5.45%, 09/01/2052	7,000	7,160
Arkansas Development Finance Authority, Mortgage Backed Securities Mortgage, Rev., GNMA/FNMA/FHLMC, 2.88%, 07/01/2057 (z)	1,355	1,355
Arkansas Development Finance Authority, Sustainable Bond US Steel, Rev., AMT, 5.70%, 05/01/2053	2,000	2,072
Arkansas Development Finance Authority, United States Steel Corporation
Rev., AMT, 4.00%, 09/01/2046 (e) (z)	18,500	18,692
Rev., AMT, 4.25%, 09/01/2046 (e) (z)	12,600	12,795
City of Osceola, Plum Point Energy Association, Rev., AMT, 4.88%, 04/01/2040	3,000	3,043

		52,909

California — 8.1%
Alameda County, Oakland Unified School District, GO, 5.00%, 08/01/2027	65	65
Anaheim City School District, Election 2016, Series A, GO, 4.00%, 08/01/2048	4,000	3,919
Anaheim Public Financing Authority, Senior Public Improvement Project, Series A, Rev., BAM, 5.00%, 09/01/2036	2,250	2,300
Anaheim Union High School District, Capital Appreciation Election 2002, GO, NATL, Zero Coupon, 08/01/2028	2,175	2,063
Bay Area Toll Authority, San Francisco Bay Area Toll, Rev., (SIFMA Municipal Swap Index + 0.41%), 3.08%, 04/01/2056 (aa)	5,000	4,968
Burbank-Glendale-Pasadena Airport Authority Brick Campaign
Rev., AMT, 5.25%, 07/01/2040	950	1,051
Rev., AMT, 5.25%, 07/01/2049	5,870	6,194
Series B, Rev., AMT, 4.63%, 07/01/2051	1,380	1,388
Cabrillo Unified School District, Election 2018, Series B, GO, 5.00%, 08/01/2050	5,000	5,094
California Community Choice Financing Authority
Rev., 5.00%, 11/01/2033	10,000	10,843
Rev., 5.00%, 12/01/2035	8,575	9,320
Rev., 5.00%, 01/01/2055 (z)	13,690	14,087
Rev., 5.00%, 10/01/2055 (z)	20,160	20,724
Rev., 5.00%, 12/01/2055 (z)	49,105	51,490
Rev., 5.00%, 03/01/2056 (z)	5,170	5,538

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)

California — continued
Rev., 5.00%, 10/01/2056 (z)	12,965	14,025
Series B1, Rev., 4.00%, 02/01/2052 (z)	14,340	14,558
California Community Choice Financing Authority, Clean Energy Project Revenue, Rev., 5.00%, 05/01/2054 (z)	7,680	8,173
California Community Choice Financing Authority, Green Bond, Series A1, Rev., 4.00%, 05/01/2053 (z)	6,860	6,943
California Community Choice Financing Authority, Green Bonds Clean Energy Project
Rev., 5.00%, 07/01/2053 (z)	8,685	9,070
Rev., 5.00%, 12/01/2053 (z)	3,160	3,307
Rev., 5.00%, 02/01/2054 (z)	2,165	2,296
Rev., 5.25%, 01/01/2054 (z)	24,115	25,536
California Community Choice Financing Authority, Sustainability Bonds Clean Energy, Rev., 5.25%, 11/01/2054 (z)	15,825	16,733
California Community Choice Financing Authority, Sustainable Bond, Series A, Rev., 5.00%, 01/01/2056 (z)	10,560	10,889
California Community Choice Financing Authority, Sustainable Bond Clean Energy
Rev., 5.00%, 03/01/2036	12,575	13,113
Rev., 5.50%, 10/01/2054 (z)	2,190	2,390
California Community Choice Financing Authority, Sustainable Bonds, Series F, Rev., 5.00%, 02/01/2055 (z)	4,780	5,076
California Community Choice Financing Authority, Sustainable Bonds Clean Energy
Rev., 5.00%, 07/01/2035	4,790	5,272
Rev., 5.00%, 06/01/2036 (w)	21,220	23,007
Rev., 5.00%, 08/01/2055 (z)	7,190	7,509
Rev., 5.00%, 01/01/2056 (z)	31,460	33,954
California Community Choice Financing Authority, Variable Sustainable Bond, Rev., 5.00%, 11/01/2055 (z)	28,160	28,939
California County, Tobacco Securitization Agency, Series A, Rev., 5.00%, 06/01/2027	10	10
California County, Tobacco Securitization Agency, Senior Bonds, Merced County Tobacco Funding Corporation, Rev., 5.00%, 06/01/2032	340	367
California County, Tobacco Securitization Agency, Sonoma County Securitization
Rev., 5.00%, 06/01/2031	255	277
Rev., 5.00%, 06/01/2032	250	270
Rev., 5.00%, 06/01/2033	300	323
Rev., 5.00%, 06/01/2049	55	55
California Educational Facilities Authority, Loyola Marymount University, Series A, Rev., NATL, Zero Coupon, 10/01/2037	340	229

SEE NOTES TO FINANCIAL STATEMENTS.

JUNE 30, 2026	SIX CIRCLES TRUST	155

Six Circles Tax Aware Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JUNE 30, 2026 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
California — continued
California Health Facilities Financing Authority, Children’s Hospital of Orange, Rev., 3.00%, 11/01/2039	2,510	2,296
California Health Facilities Financing Authority, City of Hope, Rev., 5.00%, 11/15/2049	3,000	3,006
California Health Facilities Financing Authority, Commonspirit Health
Series A, Rev., 4.00%, 04/01/2037	3,000	3,036
Series A, Rev., 4.00%, 04/01/2038	3,500	3,533
Series A, Rev., 5.00%, 04/01/2033	3,000	3,216
California Health Facilities Financing Authority, Episcopal Communities & Service
Rev., 5.00%, 11/15/2038	570	611
Rev., 5.00%, 11/15/2043	570	598
California Health Facilities Financing Authority, Initial Entrance Fees, Series A, Rev., 3.85%, 11/15/2027	40	40
California Health Facilities Financing Authority, Kaiser Permanente
Series A2, Rev., 4.00%, 11/01/2044	3,000	2,900
Series A-1-S, Rev., 5.00%, 11/01/2027	2,500	2,592
Series A-2, Rev., 4.00%, 11/01/2038	9,770	9,722
California Health Facilities Financing Authority, Stanford Health Care, Series A, Rev., 5.00%, 11/15/2030	2,000	2,068
California Health Facilities Financing Authority, Sutter Health, Series A, Rev., 4.00%, 11/15/2048	2,240	2,059
California Health Facilities Financing Authority, Unrefunded Sutter Health, Rev., 5.00%, 11/15/2046	260	261
California Housing Finance Agency
Rev., 3.25%, 08/20/2036	8,933	8,720
Rev., 3.50%, 11/20/2035	2,292	2,274
Rev., 3.75%, 03/25/2035	3,354	3,397
Rev., 4.25%, 01/15/2035	2,198	2,278
California Housing Finance Agency, Symphony at Del Sur, Rev., 5.00%, 05/01/2054 (z)	265	266
California Infrastructure & Economic Development Bank, Rev., AMT, 3.50%, 01/01/2065 (e) (z)	5,000	4,999
California Infrastructure & Economic Development Bank, J. Paul Getty Trust, Rev., 3.00%, 10/01/2047 (z)	1,000	1,000
California Infrastructure & Economic Development Bank, Los Angeles County Museum, Rev., 3.25%, 06/01/2033	4,525	4,549
California Infrastructure & Economic Development Bank, Sanford Consortium Project, Series A, Rev., 5.00%, 05/15/2031	1,230	1,233

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)

California — continued
California Municipal Finance Authority
Rev., 0.00%, 02/20/2041 (z)	6,079	5,713
Rev., FHA HUD, 2.80%, 02/01/2028 (z)	4,000	3,992
Rev., AMT, 3.38%, 09/01/2050 (z)	5,750	5,751
Rev., 4.05%, 07/20/2041	1,496	1,482
Rev., 5.00%, 11/01/2035 (e)	1,000	1,052
Series A, Rev., 2.95%, 01/01/2056 (z)	3,815	3,818
Series A, Rev., 5.00%, 10/01/2044	2,400	2,404
Series AR, Rev., AMT, 3.45%, 10/01/2041 (z)	1,035	1,043
Series B, Rev., AMT, 3.25%, 07/01/2051 (z)	3,500	3,500
California Municipal Finance Authority, Clay Lacy Aviation Facilities John Wayne Airport Rev., AMT, 5.00%, 01/01/2041 (e)	1,000	1,037
California Municipal Finance Authority, Community Facilities No. 2023-5 Improvement, Special Tax, 5.50%, 09/01/2048	600	634
California Municipal Finance Authority, Draw Down Waste Management I, Rev., AMT, 2.85%, 10/01/2045 (z)	2,500	2,500
California Municipal Finance Authority, Open Door Community Health Center
Rev., 4.00%, 09/15/2034	920	955
Rev., 4.00%, 09/15/2035	960	992
Rev., 4.00%, 09/15/2036	1,000	1,028
California Municipal Finance Authority, Republic Services, Rev., AMT, 4.38%, 09/01/2053 (z)	5,350	5,626
California Municipal Finance Authority, Republic Services, Inc., Rev., AMT, 3.88%, 03/01/2054 (z)	550	558
California Municipal Finance Authority, San Francisco Municipal Transportation Agency Potrero Yard Modernization
Rev., 5.00%, 06/30/2032	5,320	5,728
Rev., 5.00%, 03/01/2036	600	689
Rev., 5.00%, 09/01/2036	625	716
Rev., 5.00%, 09/01/2039	750	837
Rev., 5.00%, 09/01/2040	1,600	1,783
California Municipal Finance Authority, Simpson University, Series A, Rev., 6.00%, 10/01/2050 (e)	2,000	2,008
California Municipal Finance Authority, Southern California Institute, Rev., 5.00%, 12/01/2037	745	756
California Municipal Finance Authority, Taxable Virginia Oceanside Health Care Center, Rev., 3.64%, 07/01/2030 (e)	2,925	2,707
California Municipal Finance Authority, The Green At Warner Center, Rev., 2.95%, 06/01/2056 (z)	1,670	1,670
California Municipal Finance Authority, United Airlines, Inc. Project, Rev., AMT, 4.00%, 07/15/2029	2,500	2,526

SEE NOTES TO FINANCIAL STATEMENTS.

156	SIX CIRCLES TRUST	JUNE 30, 2026

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
California — continued
California Municipal Finance Authority, View At Sanitary Bruno, Series A1, Rev., 5.00%, 06/01/2056 (z)	835	874
California Municipal Finance Authority, Warner Center II, Series A, Rev., 2.95%, 06/01/2058 (z)	720	720
California Municipal Finance Authority, Waste Management, Inc. Project
Rev., AMT, 2.85%, 11/01/2046 (z)	4,000	4,000
Series A, Rev., AMT, 2.40%, 10/01/2044 (z)	4,960	4,872
California Pollution Control Financing Authority, Plant Bonds
Rev., AMT, 5.00%, 07/01/2037 (e)	1,500	1,503
Rev., AMT, 5.00%, 11/21/2045 (e)	6,000	6,013
California Pollution Control Financing Authority, Poseidon Resources, Rev., AMT, 5.00%, 07/01/2037 (e)	2,200	2,381
California Pollution Control Financing Authority, Republic Services, Inc., Rev., AMT, 2.95%, 11/01/2042 (e) (z)	3,085	3,085
California Pollution Control Financing Authority, Republic Services, Inc.
Rev., AMT, 2.88%, 07/01/2043 (e) (z)	1,650	1,649
Rev., AMT, 2.95%, 11/01/2042 (e) (z)	9,035	9,034
California Public Finance Authority, Enso Village Project, Green Bond, Rev., 5.00%, 11/15/2036 (e)	325	330
California Public Finance Authority, Henry Mayo Newhall Hospital, Rev., 5.00%, 10/15/2032	1,000	1,003
California Public Finance Authority, The Marisol HB, LLC, Series A, Rev., 5.10%, 04/01/2066 (e)	2,620	2,648
California School Finance Authority, Rev., 5.00%, 07/01/2046 (e)	1,500	1,500
California School Finance Authority, Rocketship Education Obligated, Series A, Rev., 5.00%, 06/01/2034 (e)	1,230	1,231
California State Public Works Board
Rev., 5.00%, 09/01/2029	2,000	2,152
Rev., 5.00%, 11/01/2039	1,060	1,211
California State Public Works Board, Various Capital Project, Series A, Rev., 5.00%, 09/01/2033	1,000	1,147
California State Public Works Board, Various Capital Projects
Rev., 4.00%, 11/01/2030	1,245	1,249
Rev., 4.00%, 11/01/2031	1,000	1,003
Rev., 5.00%, 11/01/2026	565	570
Series A, Rev., 5.00%, 09/01/2034	2,280	2,644
Series A, Rev., 5.00%, 09/01/2035	2,850	3,337
Series A, Rev., 5.00%, 09/01/2042	500	565
Series D, Rev., 4.00%, 11/01/2037	1,000	1,032

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)

California — continued
California State University, Series A, Rev., 5.00%, 11/01/2044	2,640	2,771
California State University, Systemwide, Series A, Rev., 4.00%, 11/01/2035	1,000	1,000
California Statewide Communities Development Authority
Series A, Rev., 5.00%, 10/01/2028 (e)	10,000	10,472
Series B, Special Assessment, 4.00%, 09/02/2040	570	557
Series B, Rev., 5.00%, 10/01/2035 (e)	10,000	11,400
California Statewide Communities Development Authority, Enloe Medical Center, Series A, Rev., 5.13%, 08/15/2047	500	513
California Statewide Communities Development Authority, Green Bond, Marin General Hospital, Rev., 4.00%, 08/01/2045	3,000	2,829
California Statewide Communities Development Authority, Loma Linda University Medical, Rev., 5.50%, 12/01/2058 (e)	8,200	8,295
California Statewide Communities Development Authority, Loma Linda University Medical Center
Rev., 5.25%, 12/01/2044	4,115	4,117
Rev., 5.50%, 12/01/2054	2,100	2,101
Series A, Rev., 5.00%, 12/01/2026 (e)	300	302
Series A, Rev., 5.00%, 12/01/2041 (e)	2,515	2,516
Series A, Rev., 5.25%, 12/01/2056 (e)	21,575	21,580
California Statewide Communities Development Authority, Montage Health, Series A, Rev., 4.00%, 06/01/2028	435	450
California Statewide Communities Development Authority, Sequoia Living Project Series A Rev., 5.00%, 07/01/2036	120	134
California Statewide Communities Development Authority, Southern California Edison, Rev., 4.50%, 11/01/2033	1,200	1,248
Central Valley Energy Authority
Rev., 5.00%, 08/01/2034	9,925	10,637
Rev., 5.00%, 12/01/2055 (z)	21,685	23,222
Chino Valley Unified School District, Election of 2016, Series C, GO, Zero Coupon, 08/01/2034	125	95
City & County of San Francisco Special Tax District No. 2020-1, Mission Rock Facilities and Services
Special Tax, 4.00%, 09/01/2031 (e)	300	305
Special Tax, 4.00%, 09/01/2036 (e)	155	155
City & County of San Francisco Special Tax District No. 2020-1, Special Tax
Special Tax, 5.50%, 09/01/2043 (e)	2,060	2,198

SEE NOTES TO FINANCIAL STATEMENTS.

JUNE 30, 2026	SIX CIRCLES TRUST	157

Six Circles Tax Aware Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JUNE 30, 2026 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
California — continued
City of Dixon, Community Facilities District Improvement, Special Tax, 4.00%, 09/01/2036	200	201
City of Long Beach Airport System Revenue
Series C, Rev., AMT, 5.00%, 06/01/2042	1,000	1,060
Series C, Rev., AMT, 5.25%, 06/01/2047	1,000	1,049
City of Los Angeles Department of Airports
Rev., AMT, 5.00%, 05/15/2044	6,535	6,652
Series B, Rev., AMT, 5.00%, 05/15/2046	30,965	30,978
Series E, Rev., 5.00%, 05/15/2044	3,000	3,326
City of Los Angeles Department of Airports, Los Angeles International Airport, Rev., AMT, 5.00%, 05/15/2032	1,000	1,053
City of Los Angeles Department of Airports, Senior
Series B, Rev., 5.00%, 05/15/2034	1,600	1,742
Series C, Rev., AMT, 5.00%, 05/15/2036	4,090	4,329
City of Los Angeles Department of Airports, Senior Bonds Green Bond Project
Rev., AMT, 5.00%, 05/15/2029	2,670	2,831
Rev., AMT, 5.25%, 05/15/2047	4,000	4,181
City of Los Angeles Department of Airports, Senior Bonds Private Activity, Rev., AMT, 5.50%, 05/15/2047	4,625	4,913
City of Los Angeles Department of Airports, Subordinate
Series B, Rev., 5.00%, 05/15/2040	900	977
Series C, Rev., AMT, 5.00%, 05/15/2033	1,330	1,366
Series D, Rev., AMT, 5.00%, 05/15/2027	2,605	2,657
Series D, Rev., AMT, 5.00%, 05/15/2028	500	521
Series D, Rev., AMT, 5.00%, 05/15/2029	4,485	4,755
Series E, Rev., 5.00%, 05/15/2039	1,510	1,584
Series E, Rev., 5.00%, 05/15/2044	1,000	1,039
City of Los Angeles Department of Airports, Subordinate Los Angeles International Airport
Rev., AMT, 5.00%, 05/15/2029	1,000	1,060
Rev., AMT, 5.25%, 05/15/2038	1,735	1,788
City of Los Angeles Department of Airports, Subordinate P3 Project, Series A, Rev., AMT, 5.00%, 05/15/2046	8,000	8,246
City of Los Angeles Department of Airports, Subordinated, Series D, Rev., AMT, 4.00%, 05/15/2040	5,000	5,005
City of Los Angeles Department of Airports, Subordinated Los Angeles International, Rev., AMT, 5.25%, 05/15/2048	3,000	3,049
City of Los Angeles Department of Airports, Subordinated Los Angeles International Airport
Rev., AMT, 3.25%, 05/15/2049	3,000	2,338
Series D, Rev., AMT, 4.00%, 05/15/2051	3,000	2,754

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)

California — continued
City of Los Angeles Department of Airports, Sustainable Bond Subordinate, Rev., AMT, 5.00%, 05/15/2036	1,650	1,801
City of Los Angeles Department of Airports, Sustainable Bonds
Rev., AMT, 5.00%, 05/15/2034	850	956
Rev., AMT, 5.50%, 05/15/2055	3,335	3,583
City of Los Angeles Department of Airports, Unrefunded Subordinate, Rev., AMT, 4.00%, 05/15/2038	1,995	2,010
City of Los Angeles, Wastewater System Revenue, Series C, Rev., 5.00%, 06/01/2040	2,980	3,395
City of Roseville, Special Tax, 5.00%, 09/01/2035	1,160	1,211
City of San Francisco CA Public Utilities Commission Water Revenue
Rev., 4.00%, 11/01/2039	3,000	3,000
Rev., 5.00%, 11/01/2038	5,000	5,790
City of San Francisco, Public Utilities Commission Water Revenue, Regional Water, Series B, Rev., 5.00%, 11/01/2050	4,235	4,288
City of Victorville Electric Revenue
Series A, Rev., 5.00%, 05/01/2038	1,055	1,148
Series A, Rev., 5.00%, 05/01/2039	1,110	1,202
City of West Sacramento CA Infrastructure Financing District No. 1
Tax Allocation, 5.00%, 09/01/2040	1,635	1,697
Tax Allocation, 5.13%, 09/01/2044	2,205	2,280
City of Woodland, Facilities District Number 2004 1 Capital Project, Special Tax, 4.00%, 09/01/2041	500	484
Coast Community College District, Election of 2012, Series F, GO, Zero Coupon, 08/01/2040	3,020	1,755
Compton Community Redevelopment Agency Successor Agency, Series A, Tax Allocation, 5.00%, 08/01/2042	750	813
Compton Unified School District, Series B, GO, BAM, Zero Coupon, 06/01/2036	1,400	974
County of Los Angeles Community Facilities District No. 2021-01, Valencia Facilities, Special Tax, 5.00%, 09/01/2033	105	112
County of Los Angeles, Community Facilities District No. 2021-01, Valencia Facilities, Special Tax, 5.00%, 09/01/2042	540	564
County of Sacramento CA Airport System Revenue
Series A, Rev., AMT, 5.00%, 07/01/2039	2,375	2,593
Series A, Rev., AMT, 5.00%, 07/01/2040	2,000	2,172
Series C, Rev., AMT, 5.00%, 07/01/2030	1,780	1,850

SEE NOTES TO FINANCIAL STATEMENTS.

158	SIX CIRCLES TRUST	JUNE 30, 2026

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
California — continued
County of Sacramento, Community Facilities District #2004-1, Special Tax, 5.00%, 09/01/2035	1,335	1,353
CSCDA Community Improvement Authority, Series A, Rev., 5.00%, 01/01/2054 (e)	7,245	6,511
CSCDA Community Improvement Authority, Altana-Glendale Sustainable Bond, Rev., 4.00%, 10/01/2056 (e)	1,000	795
CSCDA Community Improvement Authority, Renaissance at City Center, Series A, Rev., 5.00%, 07/01/2051 (e)	1,920	1,864
CSCDA Community Improvement Authority, Social Bonds, Rev., 4.00%, 08/01/2056 (e)	410	372
CSCDA Community Improvement Authority, Union South Bay, Social Bonds, Rev., 4.00%, 07/01/2056 (e)	2,000	1,692
Department of Veterans Affairs, Veteran’s Farm & Home Purchase Program, Series A, Rev., 3.00%, 12/01/2050	350	348
East Bay Municipal Utility District Water System Revenue, Green Bond, Series A, Rev., 5.00%, 06/01/2035	1,200	1,226
East County Advanced Water Purification Joint Powers Authority, Rev., 5.00%, 09/01/2026	2,000	2,003
Elk Grove Finance Authority, Special Tax, 4.00%, 09/01/2040	1,280	1,249
Foothill-De Anza Community College District, Capital Appreciation, Series B, GO, AMBAC, Zero Coupon, 08/01/2032	7,930	6,703
Fremont Unified School District, Series D, GO, 3.00%, 08/01/2033	1,205	1,197
Fremont Unified School District, Election 2014, Series E, GO, 4.00%, 08/01/2042	2,230	2,250
Golden State Tobacco Securitization Corp., Subordinated, Series B2, Rev., Zero Coupon, 06/01/2066	18,000	1,858
Golden State Tobacco Securitization Corp., Taxable Tobacco Settlement Asset Backed Bonds, Series C, Rev., 2.75%, 06/01/2034	1,240	1,098
Golden State Tobacco Securitization Corp., Tobacco Settlement Asset Backed Bonds, Rev., 5.00%, 06/01/2051	3,235	3,244
Grossmont Union High School District, Series I2, GO, 4.00%, 08/01/2044	5,115	5,124
Hayward Unified School District, COP, 5.25%, 08/01/2047	3,000	3,046
Lammersville Joint Unified School District
Special Tax, 5.00%, 09/01/2040	300	318
Special Tax, 5.00%, 09/01/2045	575	597
Los Angeles Community College District, Series K, GO, 3.00%, 08/01/2039	700	639

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)

California — continued
Los Angeles County Development Authority, Rev., 3.35%, 09/01/2059 (z)	9,360	9,447
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue, Series A, Rev., 5.00%, 07/01/2026	1,090	1,090
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue, Measure R
Series A, Rev., 5.00%, 06/01/2036	2,000	2,318
Series A, Rev., 5.00%, 06/01/2037	950	1,094
Series B, Rev., 5.00%, 06/01/2029	8,545	9,196
Series B, Rev., 5.00%, 06/01/2030	1,875	2,060
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue, Proposition C
Series A, Rev., 5.00%, 07/01/2027	625	642
Series A, Rev., 5.00%, 07/01/2028	2,975	3,136
Series B, Rev., 5.00%, 07/01/2037	850	1,001
Series B, Rev., 5.00%, 07/01/2043	2,605	2,960
Los Angeles County Metropolitan Transportation Authority, Measure R Junior Subordinated, Green Bonds, Series A, Rev., 5.00%, 06/01/2034	7,000	7,155
Los Angeles County Sanitation Districts Financing Authority, Series A, Rev., 4.00%, 10/01/2033	1,000	1,001
Los Angeles County, Metropolitan Transportation Authority, Green Bond, Measure R Junior Subordinated, Series A, Rev., 5.00%, 06/01/2030	750	823
Los Angeles Department of Water, Series B, Rev., 5.00%, 07/01/2037	740	764
Los Angeles Department of Water & Power
Series A, Rev., 5.00%, 07/01/2028	14,070	14,551
Series A, Rev., 5.00%, 07/01/2029	1,000	1,060
Series A, Rev., 5.00%, 07/01/2032	1,590	1,761
Series A, Rev., 5.00%, 07/01/2036	1,000	1,107
Series A, Rev., 5.00%, 07/01/2037	645	710
Series A, Rev., BAM, 5.00%, 07/01/2041	625	684
Series A, Rev., BAM, 5.00%, 07/01/2042	195	213
Series A, Rev., BAM, 5.25%, 07/01/2045	1,000	1,092
Series A, Rev., BAM, 5.25%, 07/01/2046	1,000	1,087
Series B, Rev., 5.00%, 07/01/2031	12,880	14,085
Series B, Rev., 5.00%, 07/01/2034	850	957
Series B, Rev., 5.00%, 07/01/2035	835	916
Series B, Rev., 5.00%, 07/01/2036	1,000	1,107
Series B, Rev., 5.00%, 07/01/2037	500	541
Series B, Rev., 5.00%, 07/01/2038	855	936
Series B, Rev., 5.00%, 07/01/2039	680	731

SEE NOTES TO FINANCIAL STATEMENTS.

JUNE 30, 2026	SIX CIRCLES TRUST	159

Six Circles Tax Aware Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JUNE 30, 2026 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
California — continued
Series B, Rev., 5.00%, 07/01/2041	7,500	8,249
Series B, Rev., 5.00%, 07/01/2044	1,150	1,249
Series C, Rev., 5.00%, 07/01/2030	3,835	4,111
Series C, Rev., 5.00%, 07/01/2033	1,980	2,215
Series C, Rev., 5.00%, 07/01/2037	4,500	5,030
Series C, Rev., 5.00%, 07/01/2038	900	964
Series C, Rev., 5.00%, 07/01/2039	500	545
Series C, Rev., 5.00%, 07/01/2040	1,515	1,646
Series C, Rev., 5.00%, 07/01/2041	810	870
Series C, Rev., 5.00%, 07/01/2042	3,815	4,162
Series D, Rev., 5.00%, 07/01/2036	3,000	3,377
Series D, Rev., 5.00%, 07/01/2037	2,825	3,158
Series D, Rev., 5.00%, 07/01/2040	5,700	6,274
Series E, Rev., 5.00%, 07/01/2035	525	588
Series E, Rev., 5.00%, 07/01/2036	520	573
Series E, Rev., 5.00%, 07/01/2037	1,605	1,757
Series E, Rev., 5.00%, 07/01/2039	1,235	1,340
Series E, Rev., 5.00%, 07/01/2048	1,000	1,045
Series E, Rev., 5.00%, 07/01/2053	500	516
Los Angeles Department of Water & Power Water System Revenue
Series A, Rev., 5.00%, 07/01/2026	2,100	2,100
Series B, Rev., 5.00%, 07/01/2030	2,785	2,899
Series B, Rev., BAM, 5.00%, 07/01/2031	10,725	11,754
Series B, Rev., 5.00%, 07/01/2048	3,000	3,046
Series C, Rev., 5.00%, 07/01/2041	2,000	2,191
Series C, Rev., 5.00%, 07/01/2043	5,000	5,435
Series C, Rev., BAM, 5.00%, 07/01/2046	2,335	2,500
Los Angeles Department of Water & Power, Power System Bonds, Series C, Rev., 5.00%, 07/01/2037	1,000	1,044
Los Angeles Department of Water & Power, Power System Revenue Bonds
Rev., 5.00%, 07/01/2033	315	342
Rev., 5.00%, 07/01/2039	500	532
Los Angeles Department of Water & Power, Water System Revenue
Series A, Rev., 5.00%, 01/01/2030	850	901
Series A, Rev., 5.00%, 07/01/2036	700	775
Series A, Rev., 5.00%, 07/01/2039	1,000	1,085
Series B, Rev., 5.00%, 07/01/2033	1,285	1,437
Series B, Rev., 5.00%, 07/01/2034	120	135
Series B, Rev., 5.00%, 07/01/2035	180	204
Series B, Rev., 5.00%, 07/01/2037	600	664
Series B, Rev., 5.00%, 07/01/2039	1,445	1,584
Series B, Rev., 5.00%, 07/01/2042	1,100	1,191
Series B, Rev., 5.00%, 07/01/2047	500	518
Los Angeles Unified School District
Series A, GO, 3.00%, 01/01/2034	2,000	1,987
Series C, GO, 4.00%, 07/01/2036	1,000	1,035
Series C, GO, 4.00%, 07/01/2038	1,860	1,906
Series C, GO, 5.00%, 07/01/2026	2,285	2,285

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)

California — continued
Los Angeles Unified School District, Election 2008, Series B1, GO, BAM, 5.00%, 07/01/2029	100	104
Los Angeles Unified School District, Sustainability Bonds, Series QRR, GO, 5.00%, 07/01/2026	550	550
Marin Municipal Water District, Subordinate, Rev., 4.00%, 06/15/2045	3,500	3,512
Metropolitan Water District of Southern California
Rev., 5.00%, 07/01/2037 (z)	550	600
Rev., 5.00%, 01/01/2038	3,015	3,153
Natomas Unified School District, Series A, GO, 4.00%, 08/01/2045	7,740	7,712
Norman Y Mineta San Jose International Airport SJC
Series A, Rev., BAM, AMT, 4.00%, 03/01/2034	3,875	3,947
Series A, Rev., AMT, 5.00%, 03/01/2027	1,480	1,499
Series A, Rev., AMT, 5.00%, 03/01/2031	1,000	1,084
Series A, Rev., AMT, 5.00%, 03/01/2032	2,000	2,150
Series A, Rev., AMT, 5.00%, 03/01/2036	1,160	1,172
Northern California Energy Authority, Rev., 5.00%, 12/01/2054 (z)	2,000	2,118
Norwalk-La Mirada Unified School District, Series D, GO, 3.00%, 08/01/2043	2,000	1,747
Norwalk-La Mirada Unified School District, Election 2014, Series E, GO, 3.00%, 08/01/2050	10,000	7,694
Oakland Unified School District, Election of 2020
Series A, GO, 5.00%, 08/01/2037	1,850	2,064
Series A, GO, 5.25%, 08/01/2041	1,410	1,573
Oakland Unified School District/Alameda County, Election of 2012, Series A, GO, 4.00%, 08/01/2034	1,000	1,007
Ohlone Community College District, Series C, GO, 4.00%, 08/01/2041	9,500	9,510
Ontario International Airport Authority, Series A, Rev., 5.00%, 05/15/2046	1,500	1,590
Orange County Community Facilities District, District No. 2021-1 Rienda, Series A, Special Tax, 5.00%, 08/15/2033	300	320
Oxnard Union High School District, Series B, GO, 5.00%, 08/01/2045	3,000	3,086
Palo Alto Unified School District, Capital Appreciation Election of 2008, GO, Zero Coupon, 08/01/2032	15,385	12,996
Palomar Health, Capital Appreciation, Electric of 2004
Series A, GO, Zero Coupon, 08/01/2028	500	464
Series A, GO, Zero Coupon, 08/01/2031	330	273

SEE NOTES TO FINANCIAL STATEMENTS.

160	SIX CIRCLES TRUST	JUNE 30, 2026

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
California — continued
Peralta Community College District
GO, 5.00%, 08/01/2036	1,455	1,722
GO, 5.25%, 08/01/2037	2,000	2,265
Pittsburg Public Financing Authority, Series A, Rev., 4.13%, 08/01/2047	1,400	1,405
Port of Oakland
Rev., AMT, 5.00%, 05/01/2027 (p)	2,500	2,545
Rev., AMT, 5.00%, 05/01/2028 (p)	1,905	1,982
Rev., AMT, 5.00%, 05/01/2029	980	1,032
Rancho Mirage Community Facilities District, Special Tax, 5.00%, 09/01/2049	1,000	1,017
Regents of the University of California Medical Center Pooled Revenue, Taxable, Series M, Rev., 3.29%, 05/15/2036	3,000	2,708
River Islands Public Financing Authority, Community Facilities District No. 2003-1, Special Tax, 5.25%, 09/01/2052	1,085	1,133
Sacramento City Unified School District
GO, BAM, 5.00%, 07/01/2031	525	572
GO, 5.00%, 08/01/2043	550	586
GO, 5.00%, 08/01/2044	2,000	2,113
Sacramento City Unified School District/CA, Series B, GO, 5.00%, 08/01/2040	1,940	2,092
Sacramento Municipal Utility District, Series E, Rev., 5.00%, 08/15/2049 (z)	1,250	1,421
Sacramento Municipal Utility District, Electric, Series H, Rev., 4.00%, 08/15/2040	2,000	2,039
San Bernardino Community College District, Election of 2018, Series A, GO, 3.00%, 08/01/2041 (p)	2,000	2,016
San Diego Community College District, GO, 4.00%, 08/01/2032 (p)	2,910	2,914
San Diego County Regional Airport Authority
Rev., AMT, 5.00%, 07/01/2033	4,000	4,432
Rev., AMT, 5.00%, 07/01/2034	2,165	2,416
Rev., AMT, 5.00%, 07/01/2036	2,500	2,787
Rev., AMT, 5.00%, 07/01/2053	2,500	2,555
Rev., AMT, 5.25%, 07/01/2041	4,300	4,795
Rev., AMT, 5.25%, 07/01/2044	9,400	10,312
Rev., AMT, 5.25%, 07/01/2045	6,200	6,744
Rev., AMT, 5.25%, 07/01/2058	3,000	3,116
San Diego County Regional Airport Authority Subordinate, Series B, Rev., AMT, 4.00%, 07/01/2035	2,915	2,981
San Diego County Regional Airport Authority, Subordinated, Series B, Rev., AMT, 5.00%, 07/01/2031	775	790
San Diego Unified School District, GO, Zero Coupon, 07/01/2030 (p)	1,000	895
San Diego Unified School District, Election 2008, Series E, GO, Zero Coupon, 07/01/2034	1,250	972
San Diego Unified School District, Election 2012, Series I, GO, 4.00%, 07/01/2047	8,000	7,950

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)

California — continued
San Diego Unified School District, Election of 2008
Series SR-3A, GO, 5.00%, 07/01/2034	500	575
Series SR-3A, GO, 5.00%, 07/01/2035	500	573
San Francisco Bay Area Rapid Transit District Sales Tax Revenue, Series A, Rev., 4.00%, 07/01/2037	2,350	2,360
San Francisco Bay Area Rapid Transit District, Election 2004, Green Bond, GO, 5.00%, 08/01/2036	1,875	1,924
San Francisco Bay Area Rapid Transit District, Green Bonds, Series C1, GO, 4.00%, 08/01/2032	1,000	1,043
San Francisco Bay Area Rapid Transit District, Sustainable Bond Transit District, GO, 3.00%, 08/01/2037	2,495	2,378
San Francisco City & County Airport Commission — San Francisco International Airport
Rev., AMT, 5.25%, 05/01/2040	3,000	3,325
Series D, Rev., AMT, 5.50%, 05/01/2055	7,500	8,056
San Francisco City & County Airport Commission-San Francisco International Airport, Series H, Rev., AMT, 5.00%, 05/01/2028	3,000	3,113
San Francisco City & County Airport Commission-San Francisco International Airport, Unrefunded, Rev., AMT, 5.00%, 05/01/2027	775	789
San Francisco City & County Airport Comm-San Francisco International Airport
Rev., AMT, 5.25%, 05/01/2042	6,895	6,976
Rev., AMT, 5.25%, 05/01/2044	5,645	6,132
Series A2, Rev., AMT, 5.00%, 05/01/2031	3,215	3,511
Series A, Rev., AMT, 5.00%, 05/01/2027	3,000	3,053
Series A, Rev., AMT, 5.00%, 05/01/2030	2,000	2,153
Series A, Rev., AMT, 5.00%, 05/01/2032	2,000	2,169
Series A, Rev., AMT, 5.50%, 05/01/2055	5,770	6,197
Series D, Rev., AMT, 5.25%, 05/01/2055	2,500	2,625
Series H, Rev., AMT, 5.00%, 05/01/2027	5,500	5,598
San Francisco City & County Airport Comm-San Francisco International Airport, Series B, Rev., 5.00%, 05/01/2046	3,410	3,757
San Francisco City & County Public Utilities Commission Wastewater Revenue, Rev., 4.00%, 10/01/2039	1,325	1,325

SEE NOTES TO FINANCIAL STATEMENTS.

JUNE 30, 2026	SIX CIRCLES TRUST	161

Six Circles Tax Aware Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JUNE 30, 2026 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
California — continued
San Francisco City & County Redevelopment Agency Successor Agency
Special Tax, 5.00%, 08/01/2036	1,000	1,129
Special Tax, 5.25%, 08/01/2037	1,000	1,142
Special Tax, 5.25%, 08/01/2038	1,000	1,136
San Jacinto Unified School District, Election 2016, GO, 4.00%, 08/01/2042	2,580	2,621
San Joaquin Hills Transportation Corridor Agency, Junior Lien
Series B, Rev., 5.25%, 01/15/2044	1,310	1,311
Series B, Rev., 5.25%, 01/15/2049	1,260	1,261
San Joaquin Hills Transportation Corridor Agency, Senior Lien Toll Road, Rev., 4.00%, 01/15/2034	3,000	3,108
San Joaquin Valley Clean Energy Authority, Sustainable Bonds, Rev., 5.50%, 01/01/2056 (z)	4,500	5,002
San Jose Unified School District, Taxable, GO, 1.01%, 08/01/2027	1,700	1,645
San Mateo County Community College District, Capital Appreciation Election 2005, Series B, GO, NATL, Zero Coupon, 09/01/2035	1,955	1,458
South San Francisco Public Facilities Financing Authority, Multiple Capital Projects at Orange Memorial Park, Rev., 5.25%, 06/01/2046	1,000	1,058
Southern California Public Power Authority
Rev., 3.70%, 07/01/2040 (z)	3,000	3,004
Rev., 5.00%, 07/01/2034	650	734
Rev., 5.00%, 04/01/2055 (z)	28,105	29,501
Rev., BAM, 5.25%, 07/01/2042	1,000	1,121
Southern California Public Power Authority, Apex Power Project, Series A, Rev., 5.00%, 07/01/2033	500	560
Southern California Public Power Authority, Southern Transmission System, Rev., 5.00%, 07/01/2053	500	517
Southern California Public Power Authority, Southern Transmission System R
Rev., 5.00%, 07/01/2044	3,220	3,520
Rev., 5.00%, 07/01/2046	1,500	1,609
Southern California Public Power Authority, Sustainable Bonds Clean Energy, Rev., 5.00%, 11/01/2033	3,975	4,241
State of California
GO, 3.00%, 11/01/2040	500	460
GO, 4.00%, 09/01/2028	2,060	2,132
GO, 5.00%, 04/01/2027	145	148
GO, 5.00%, 10/01/2027	7,750	8,015
GO, 5.00%, 04/01/2028	1,000	1,046
GO, 5.00%, 04/01/2029	80	86
GO, 5.00%, 09/01/2029	1,000	1,078
GO, 5.00%, 11/01/2029	8,215	8,885

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)

California — continued
GO, 5.00%, 08/01/2032	1,225	1,387
GO, 5.00%, 09/01/2034	3,335	3,533
GO, 5.00%, 08/01/2039	1,500	1,712
GO, 5.00%, 10/01/2043	3,160	3,577
GO, 5.00%, 10/01/2046	2,000	2,210
State of California, Bidding Group A, GO, 5.00%, 09/01/2027	3,000	3,096
State of California, Taxable, GO, 4.60%, 04/01/2038 (p)	13,000	13,064
State of California, Taxable Bidding Group A, GO, 1.75%, 10/01/2028	5,000	4,723
State of California, Various Purpose
GO, 4.00%, 09/01/2031	1,000	1,001
GO, 4.00%, 11/01/2033	2,365	2,396
GO, 4.00%, 10/01/2035	1,885	1,965
GO, 4.00%, 10/01/2036	8,850	9,162
GO, 4.00%, 10/01/2037	4,500	4,636
GO, 5.00%, 03/01/2034	1,455	1,575
GO, 5.00%, 04/01/2035	1,000	1,061
State of California, Veterans Bonds, GO, 5.00%, 12/01/2031	5,500	5,509
Stockton Unified School District, Series B, GO, 5.00%, 08/01/2031	5,000	5,598
Tejon Ranch Public Facilities Finance Authority
Special Tax, 5.00%, 09/01/2038	1,000	1,081
Special Tax, 5.00%, 09/01/2042	615	648
Tobacco Securitization Authority of Southern California, San Diego County Tobacco Asset Securitization
Rev., 5.00%, 06/01/2027	750	766
Rev., 5.00%, 06/01/2028	750	781
Twin Rivers Unified School District, Series A, GO, 4.00%, 08/01/2038	3,500	3,678
University of California
Rev., 5.00%, 05/15/2031	2,000	2,219
Series BN, Rev., 5.00%, 05/15/2038	5,000	5,561
Series CC, Rev., 5.00%, 05/15/2036	3,000	3,475
Series CC, Rev., 5.00%, 05/15/2043	2,500	2,791
Series CD, Rev., 5.00%, 05/15/2030	3,560	3,883
Series CD, Rev., 5.00%, 05/15/2036	4,190	4,918
Series CD, Rev., 5.00%, 05/15/2040	1,930	2,181
Series CD, Rev., 5.25%, 05/15/2040	770	931
Series CD, Rev., 5.50%, 05/15/2040	1,400	1,644
Series CH, Rev., 5.25%, 05/15/2038	10,190	12,240
Series CH, Rev., 5.25%, 05/15/2039	6,790	8,185
University of California, Limited Project
Series M, Rev., 4.00%, 05/15/2047	1,300	1,269
Series M, Rev., 5.00%, 05/15/2034	1,500	1,529
University of California, Limited Project Bonds, Series Q, Rev., 4.00%, 05/15/2040	1,000	1,017
University of California, Limited Project Revenue Bonds, Series Q, Rev., 5.00%, 05/15/2032	350	387

SEE NOTES TO FINANCIAL STATEMENTS.

162	SIX CIRCLES TRUST	JUNE 30, 2026

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
California — continued
Upper Santa Clara Valley Joint Powers Authority
Series A, Rev., 4.00%, 08/01/2045	1,500	1,500
Series A, Rev., 4.00%, 08/01/2050	2,000	1,929
Victor Valley Union High School District, Series B, GO, 4.00%, 08/01/2036	1,270	1,270
West Contra Costa Healthcare District, Special Tax, 5.00%, 07/01/2027	805	827
West Valley-Mission Community College District, Series A, GO, 4.00%, 08/01/2044	7,000	6,993

		1,469,537

Colorado — 2.9%
Adams & Weld Counties School District No. 27J Brighton, GO, 5.00%, 12/01/2042	1,000	1,019
Adams & Weld Counties School District No. 27J Brighton/CO Series A, GO, 5.50%, 12/01/2038	4,370	5,238
Aerotropolis Regional Transportation Authority
Rev., 4.25%, 12/01/2041	500	477
Rev., 5.50%, 12/01/2044 (e)	2,500	2,578
Rev., 5.75%, 12/01/2054 (e)	5,000	5,085
Alpine Mountain Ranch Metropolitan District Special Improvement District No. 1, Special Assessment, 4.00%, 12/01/2040	500	478
Baseline Metropolitan District No. 1
GO, 4.00%, 12/01/2046	2,000	1,947
GO, 5.00%, 12/01/2049	1,970	2,038
Board of Water Commissioners City & County of Denver, Green Bond, Series A, Rev., 4.00%, 09/15/2042	2,180	2,165
Brighton Crossing Metropolitan District No. 6, Series A, GO, 5.00%, 12/01/2035	525	534
Castle Oaks Metropolitan District No. 3, GO, 4.00%, 12/01/2026	220	221
Centennial Water & Sanitation District, Rev., 5.00%, 12/01/2053	2,750	2,866
Centerra Metropolitan District No. 1, Rev., 6.50%, 12/01/2053	500	523
Centerra South Metropolitan District No. 1, Series A, Rev., 5.63%, 12/01/2046 (e)	4,400	4,365
City & County of Denver Airport System Revenue
Series A, Rev., AMT, 4.00%, 12/01/2033	1,500	1,512
Series A, Rev., AMT, 5.00%, 11/15/2026	3,500	3,530
Series A, Rev., AMT, 5.00%, 11/15/2027	2,000	2,062
Series A, Rev., AMT, 5.00%, 11/15/2029	1,000	1,066

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)

Colorado — continued
Series A, Rev., AMT, 5.00%, 12/01/2030	3,000	3,234
Series A, Rev., AMT, 5.00%, 12/01/2038	2,000	2,058
Series A, Rev., AMT, 5.00%, 11/15/2047	13,500	13,905
Series A, Rev., AMT, 5.50%, 11/15/2053	4,000	4,196
Series B, Rev., 5.25%, 11/15/2053	4,775	5,044
Series D, Rev., AMT, 5.75%, 11/15/2040	4,750	5,303
Series D, Rev., AMT, 5.75%, 11/15/2041	3,000	3,340
Series D, Rev., AMT, 5.75%, 11/15/2045	11,050	12,059
City & County of Denver Airport System Revenue, Subordinate
Series B, Rev., AMT, 5.00%, 11/15/2029	3,250	3,455
Series B, Rev., AMT, 5.00%, 11/15/2030	3,215	3,464
Series B, Rev., AMT, 5.00%, 11/15/2031	4,250	4,634
Series B, Rev., AMT, 5.50%, 11/15/2037	700	790
City & County of Denver Airport System Revenue, Subordinated
Series A, Rev., AMT, 5.00%, 12/01/2027	5,840	6,027
Series A, Rev., AMT, 5.00%, 12/01/2034	2,510	2,602
Series A, Rev., AMT, 5.00%, 12/01/2043	3,000	3,066
City & County of Denver Airport System Revenue, Series A, Rev., AMT, 5.00%, 12/01/2048	5,000	5,027
City & County of Denver CO Airport System Revenue, Rev., AMT, 4.13%, 11/15/2053	5,000	4,580
City & County of Denver Dedicated Excise Tax Revenue, Series A, Rev., 4.00%, 08/01/2051	9,925	9,034
City of Colorado Springs CO, Rev., 3.15%, 12/01/2045 (z)	2,170	2,173
Colorado Bridge & Tunnel Enterprise, Rev., 5.00%, 12/01/2036	1,500	1,711
Colorado Bridge & Tunnel Enterprise, Senior Infrastructure, Series A, Rev., 5.25%, 12/01/2049	2,330	2,505
Colorado Bridge Enterprise, Rev., AMT, 4.00%, 06/30/2051	1,500	1,294
Colorado Bridge Enterprise, Central 70 Project, Rev., AMT, 4.00%, 12/31/2030	1,505	1,513
Colorado Educational & Cultural Facilities Authority, Rev., 6.88%, 02/01/2059 (e)	5,525	5,881

SEE NOTES TO FINANCIAL STATEMENTS.

JUNE 30, 2026	SIX CIRCLES TRUST	163

Six Circles Tax Aware Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JUNE 30, 2026 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
Colorado — continued
Colorado Educational & Cultural Facilities Authority, Aspen View Academy Project
Rev., 4.00%, 05/01/2036	175	172
Rev., 4.00%, 05/01/2041	175	162
Colorado Educational & Cultural Facilities Authority, Monument Academy Project S, Rev., 4.38%, 06/01/2036 (e)	3,500	3,454
Colorado Educational & Cultural Facilities Authority, University of Denver Project, Series A, Rev., 5.25%, 03/01/2056	7,485	7,845
Colorado Health Facilities Authority
Rev., 4.00%, 11/15/2048	9,000	8,075
Rev., 4.00%, 05/15/2052	11,610	10,468
Rev., 5.00%, 09/01/2032	3,550	3,886
Rev., 5.00%, 09/01/2035	2,380	2,656
Rev., 5.00%, 05/15/2047	18,520	19,244
Rev., 5.00%, 05/15/2054	33,325	34,083
Rev., 5.00%, 11/15/2059 (z)	2,000	2,136
Rev., 5.25%, 12/01/2050	13,060	13,683
Rev., 5.50%, 12/01/2055	16,000	16,905
Series A, Rev., 5.00%, 11/01/2039	10,000	10,401
Colorado Health Facilities Authority, AdventHealth Obligated Group
Rev., 3.00%, 11/15/2051	9,790	7,133
Rev., 4.00%, 11/15/2038	2,000	2,005
Rev., 5.00%, 11/15/2038	1,000	1,079
Colorado Health Facilities Authority, Adventist Health System, Rev., 5.00%, 11/15/2036 (z)	1,295	1,306
Colorado Health Facilities Authority, Adventist Health System Sunbelt, Rev., 5.00%, 11/15/2041	4,000	4,005
Colorado Health Facilities Authority, CommonSpirit Health
Rev., 5.25%, 11/01/2052	2,710	2,812
Series A1, Rev., 5.00%, 08/01/2027	1,025	1,049
Series A1, Rev., 5.00%, 08/01/2034	1,240	1,298
Series A2, Rev., 5.00%, 08/01/2028	2,215	2,308
Series A2, Rev., 5.00%, 08/01/2044	25,305	25,899
Series A, Rev., 5.00%, 12/01/2034	5,680	6,318
Colorado Health Facilities Authority, CommonSpirit Health, Series A, Rev., 4.00%, 08/01/2044	4,145	3,971
Colorado Health Facilities Authority, Covenant Living Communities, Rev., 5.00%, 12/01/2035	750	817
Colorado Health Facilities Authority, Improvement Bonds Christian Living Communities, Rev., 4.00%, 01/01/2042	500	489
Colorado Health Facilities Authority, Intermountain Healthcare, Rev., 5.00%, 05/15/2052	2,500	2,566
Colorado Health Facilities Authority, Sanford Health, Series A, Rev., 4.00%, 11/01/2039	3,400	3,376

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)

Colorado — continued
Colorado High Performance Transportation Enterprise, Rev., 5.00%, 12/31/2051	2,000	2,000
Colorado High Performance Transportation Enterprise, C-470 Express Lanes, Rev., 5.00%, 12/31/2056	6,995	6,995
Colorado Housing and Finance Authority
Rev., GNMA/FNMA/FHLMC, 6.25%, 05/01/2055	7,555	8,442
Rev., GNMA/FNMA/FHLMC, 6.25%, 11/01/2055	3,370	3,730
Series H, Rev., GNMA COLL, 3.00%, 05/01/2050	870	861
Colorado Housing and Finance Authority, Class III Bonds Sustainable Bond, Rev., GNMA COLL, 6.50%, 05/01/2054	2,475	2,740
Colorado Housing and Finance Authority, Social Bonds
Series E, Rev., GNMA, 3.00%, 11/01/2051	1,395	1,381
Series H, Rev., GNMA, 3.00%, 11/01/2051	645	635
Series I, Rev., GNMA COLL, 6.00%, 05/01/2053	1,105	1,198
Series L, Rev., GNMA COLL, 3.25%, 11/01/2051	1,020	1,009
Colorado Housing and Finance Authority, Sustainable Bond, Rev., GNMA/FNMA/FHLMC, 5.75%, 11/01/2054	4,095	4,486
Colorado Housing and Finance Authority, Sustainable Bonds, Rev., GNMA/FNMA/FHLMC, 6.00%, 11/01/2055	1,315	1,453
Colorado Science and Technology Park Metropolitan District No. 1, Series B, Rev., 4.75%, 12/15/2054	1,000	998
Crystal Valley, Metropolitan District No. 2
Series A, GO, 5.00%, 12/01/2028	500	526
Series A, GO, 5.00%, 12/01/2030	360	392
Dawson Trails Metropolitan District No. 1, GO, Zero Coupon, 12/01/2033	14,905	9,011
Denver City & County, School District No. 1, GO, 5.00%, 12/01/2029	1,000	1,011
Denver Convention Center Hotel Authority, Rev., 5.00%, 12/01/2040	2,500	2,505
Denver Convention Center Hotel Authority, Senior, Rev., 5.00%, 12/01/2036	1,320	1,326
Denver Health & Hospital Authority, Series A, Rev., 6.00%, 12/01/2055	4,610	4,964
E-470 Public Highway Authority
Rev., 5.00%, 09/01/2040	1,550	1,716
Series A2, Rev., Zero Coupon, 09/01/2035 (w)	3,325	2,415
Series A2, Rev., Zero Coupon, 09/01/2037 (w)	690	454
Series A2, Rev., Zero Coupon, 09/01/2038 (w)	4,425	2,774

SEE NOTES TO FINANCIAL STATEMENTS.

164	SIX CIRCLES TRUST	JUNE 30, 2026

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
Colorado — continued
Series A2, Rev., Zero Coupon, 09/01/2039 (w)	3,750	2,230
Series B, Rev., (United States SOFR + 0.70%), 0.00%, 09/01/2039 (w) (aa)	2,040	2,038
E-470 Public Highway Authority, Capital Appreciation, Series A, Rev., NATL, Zero Coupon, 09/01/2027	1,250	1,212
E-470 Public Highway Authority, Capital Appreciation School Reform, Series B, Rev., NATL, Zero Coupon, 09/01/2030	290	258
E-470 Public Highway Authority, Senior
Series A, Rev., 5.00%, 09/01/2027	1,000	1,030
Series A, Rev., 5.00%, 09/01/2028	1,000	1,051
Eagle River Water & Sanitation District, Sustainable Bonds, GO, BAM, 5.00%, 12/01/2043	900	994
Falcon Area Water & Wastewater Authority, Series A, Rev., 6.75%, 12/01/2034 (e)	3,000	3,014
Grand River Hospital District
GO, 6.00%, 12/01/2043	895	1,046
GO, 6.00%, 12/01/2045	800	923
Independence Metropolitan District No. 3, Senior, Series A, GO, 5.38%, 12/01/2054	1,000	1,009
Jefferson Center Metropolitan District No. 2, Series A, Rev., 5.00%, 12/01/2036 (e)	1,675	1,688
Jefferson County School District No. R-1, GO, 4.00%, 12/15/2032	1,500	1,556
Kremmling Memorial Hospital District, COP, 6.13%, 12/01/2044 (e)	3,850	3,897
Larimer Weld & Boulder County School District R-2J Thompson
GO, 5.50%, 12/15/2041	1,500	1,772
GO, 5.50%, 12/15/2042	2,150	2,527
Mesa County School District No. 50, GO, 5.50%, 12/01/2049	1,835	1,981
Metro Water Recovery
Series A, Rev., 5.00%, 04/01/2029	830	885
Series A, Rev., 5.00%, 04/01/2042	830	934
Series A, Rev., 5.00%, 04/01/2043	1,300	1,457
Series A, Rev., 5.00%, 04/01/2044	1,350	1,501
Series A, Rev., 5.00%, 04/01/2045	1,175	1,294
Mirabelle Metropolitan District No. 2, Senior
Series A, GO, 5.00%, 12/01/2035	600	646
Series A, GO, 5.00%, 12/01/2037	500	535
Park Creek Metropolitan District, Senior, Series A, Tax Allocation, 5.00%, 12/01/2043	1,500	1,601
Peak Metropolitan District No. 3, GO, 0.00%, 12/01/2042	3,950	2,955
Prairie Farm Metropolitan District, Series A, GO, 5.25%, 12/01/2048	1,244	1,244
Public Authority for Colorado Energy, Rev., 6.50%, 11/15/2038	8,000	9,636

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)

Colorado — continued
Pueblo Urban Renewal Authority, EVRAZ Project Tax, Increment, Tax Allocation, 4.75%, 12/01/2045 (e)	635	630
Redtail Ridge Metropolitan District, GO, Zero Coupon, 12/01/2032	4,000	2,611
Regional Transportation District Sales Tax Revenue, FasTracks Project, Series A, Rev., 5.00%, 11/01/2033	1,000	1,143
Regional Transportation District, Denver Transit Partners Eagle
Series A, Rev., 5.00%, 07/15/2026	575	575
Series A, Rev., 5.00%, 01/15/2027	1,000	1,009
Riverpark Metropolitan District/Arapahoe County, GO, 6.00%, 12/01/2042	1,150	1,194
Siena Lake Metropolitan District, GO, 3.75%, 12/01/2041	500	417
South Suburban Park & Recreation District, COP, 4.00%, 12/15/2036	1,350	1,360
State of Colorado
COP, 4.00%, 12/15/2040	1,600	1,613
COP, 6.00%, 12/15/2041	15,000	17,261
Series A, COP, 4.00%, 12/15/2039	1,500	1,517
Series A, COP, 5.00%, 12/15/2029	1,000	1,079
Series L, COP, 5.00%, 03/15/2028	1,000	1,041
State of Colorado, Health Sciences Facilities
COP, 5.00%, 11/01/2042	2,365	2,606
COP, 5.00%, 11/01/2053	1,500	1,568
Sterling Ranch Community Authority Board, Senior, Rev., 6.50%, 12/01/2054	1,000	1,043
Sterling Ranch Community Authority Board, Special Improvement District No. 1, Special Assessment, 5.63%, 12/01/2043	726	759
Sterling Ranch Metropolitan District No. 1, GO, 5.00%, 12/01/2040	500	503
Sunset Parks Metropolitan District, Series A, GO, 5.13%, 12/01/2054 (e)	800	801
The Canyons Metropolitan District No. 5
Series A, GO, BAM, 5.00%, 12/01/2035	640	712
Series A, GO, BAM, 5.00%, 12/01/2049	2,875	2,960
Series A, GO, BAM, 5.25%, 12/01/2059	7,725	8,024
Trails at Crowfoot Metropolitan District No. 3, GO, 4.25%, 12/01/2054	1,500	1,384
University of Colorado, University Enterprise, Rev., 2.00%, 06/01/2051 (z)	1,500	1,495
Verve Metropolitan District No. 1, GO, 5.00%, 12/01/2036	1,500	1,480
Village Metropolitan District (The), GO, 4.15%, 12/01/2030	325	326
Villages at Johnstown Metropolitan District No. 3, Senior Bond, Series A, GO, 5.00%, 12/01/2040	583	589
Waterview II Metropolitan District, GO, 5.00%, 12/01/2041	1,250	1,270

SEE NOTES TO FINANCIAL STATEMENTS.

JUNE 30, 2026	SIX CIRCLES TRUST	165

Six Circles Tax Aware Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JUNE 30, 2026 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
Colorado — continued
Weld County School District No. RE-4
GO, 5.00%, 12/01/2029	1,100	1,185
GO, 5.00%, 12/01/2031	1,000	1,114
GO, 5.25%, 12/01/2047	5,000	5,345
Windler Public Improvement Authority, Series A1, Rev., 4.00%, 12/01/2036	2,565	2,317
Windy Gap Firming Project Water Activity Enterprise, Windy Gap Firming Project, Rev., 5.00%, 07/15/2051	5,000	5,138

		530,205

Connecticut — 0.8%
City of Bridgeport, Series A, GO, 4.00%, 06/01/2039	250	251
Connecticut Housing Finance Authority, Series A, Rev., 3.85%, 05/15/2045	210	203
Connecticut Housing Finance Authority, Social Bonds
Series A1, Rev., 3.50%, 11/15/2051	45	45
Series B, Rev., 4.50%, 11/15/2043	2,725	2,755
Connecticut Housing Finance Authority, Sustainable Bond, Housing Mortgage Finance
Rev., 5.13%, 11/15/2043	5,000	5,305
Rev., 6.25%, 05/15/2054	4,090	4,420
Connecticut Housing Finance Authority, Sustainable Bonds
Rev., GNMA/FNMA/FHLMC, 4.45%, 11/15/2044	10,000	10,037
Series B2, Rev., 2.75%, 11/15/2065 (z)	5,000	4,958
Connecticut State Health & Educational Facilities Authority, Series 2017 B1, Rev., 5.00%, 07/01/2029	4,845	5,190
Connecticut State Health & Educational Facilities Authority, Connecticut Children’s Medical Center, Rev., 5.25%, 07/15/2048	4,575	4,822
Connecticut State Health & Educational Facilities Authority, Hartford Healthcare Project, Series A, Rev., 5.00%, 07/01/2026	555	555
Connecticut State Health & Educational Facilities Authority, Quinnipiac University Issue, Rev., 5.00%, 07/01/2048	3,000	3,126
Connecticut State Health & Educational Facilities Authority, Stamford Hospital Issue
Rev., 4.00%, 07/01/2035	1,000	1,013
Rev., 4.00%, 07/01/2038	2,500	2,488
Rev., 4.00%, 07/01/2041	2,250	2,198
Rev., 5.00%, 07/01/2030	865	917
Connecticut State Health & Educational Facilities Authority, Trinity Health Corp., Rev., 5.00%, 12/01/2045	1,660	1,662

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)

Connecticut — continued
Connecticut State Health & Educational Facilities Authority, Yale University Issue Series B2, Rev., 5.00%, 07/01/2037 (w)	7,500	8,800
Connecticut State Higher Education Supplement Loan Authority
Rev., AMT, 4.13%, 11/15/2040	2,125	2,083
Series B, Rev., AMT, 4.88%, 11/15/2038	900	913
Series B, Rev., AMT, 5.00%, 11/15/2039	675	699
Series B, Rev., AMT, 5.00%, 11/15/2040	335	350
Series B, Rev., AMT, 5.00%, 11/15/2041	400	405
Connecticut State Higher Education Supplement Loan Authority, CHESLA Loan Program, Series B, Rev., AMT, 5.00%, 11/15/2030	495	524
Connecticut State Higher Education Supplement Loan Authority, Chesla Loan Program, Series B, Rev., AMT, 4.25%, 11/15/2043	415	416
Connecticut State Higher Education Supplement Loan Authority, Chesla Loan Program Se, Rev., AMT, 4.25%, 11/15/2043	260	260
Connecticut State, Health & Educational Facilities Authority, Sacred Heart University
Series K, Rev., 4.00%, 07/01/2045	4,625	4,560
Series K, Rev., 5.00%, 07/01/2037	950	1,009
Connecticut State, Health & Educational Facilities Authority, Yale University, Series C1, Rev., 5.00%, 07/01/2040 (z)	2,150	2,233
Stamford Housing Authority, Mozaic Concierge Living Project
Rev., 4.25%, 10/01/2030	5,000	5,048
Rev., 6.00%, 10/01/2040	1,750	1,875
State of Connecticut
GO, 5.00%, 03/15/2045	1,000	1,087
Series 2021A, GO, 3.00%, 01/15/2032	2,250	2,251
Series 2021A, GO, 3.00%, 01/15/2033	500	497
Series 2021A, GO, 4.00%, 01/15/2028	3,750	3,838
Series A, GO, 5.00%, 09/15/2043	10,000	11,096
Series B, GO, 5.00%, 08/01/2033	1,750	1,989
Series C, GO, 5.00%, 06/15/2037	40	44
State of Connecticut Special Tax Revenue
Rev., BAM, 4.00%, 05/01/2039	2,990	3,033
Series A, Rev., 5.00%, 07/01/2028 (p)	365	383
Series A, Rev., 5.00%, 05/01/2035	500	545
Series A, Rev., 5.25%, 07/01/2042	10,000	11,021
Series B, Rev., 5.00%, 07/01/2030	1,500	1,635
Series B, Rev., 5.00%, 07/01/2033	2,430	2,760
Series D, Rev., 4.00%, 11/01/2038	3,500	3,563

SEE NOTES TO FINANCIAL STATEMENTS.

166	SIX CIRCLES TRUST	JUNE 30, 2026

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
Connecticut — continued
Series D, Rev., 5.00%, 11/01/2028	1,480	1,563
Series D, Rev., 5.00%, 11/01/2033	1,675	1,850
State of Connecticut Special Tax Revenue, Transportation Infrastructure Purposes, Rev., 5.00%, 07/01/2043	4,740	5,225
State of Connecticut Special Tax Revenue, Unrefunded, Series A, Rev., 5.00%, 07/01/2028	135	142
State of Connecticut, Social Bonds, Series F, GO, 5.00%, 11/15/2041	1,525	1,658
State of Connecticut, Special Tax Obligation Bonds, Rev., 5.00%, 05/01/2040	300	318
State of Connecticut, Sustainable Bond
Series B, GO, 4.00%, 01/15/2041	1,000	1,009
Series B, GO, 5.00%, 01/15/2040	1,000	1,108
Steel Point Infrastructure Improvement District, Steelpointe Harbor Project, Tax Allocation, 4.00%, 04/01/2036 (e)	195	190
Town of Hamden
GO, BAM, 4.00%, 08/15/2027	535	543
GO, BAM, 5.00%, 08/15/2029	575	614
GO, BAM, 5.00%, 08/15/2031	500	551
Series A, GO, BAM, 5.00%, 08/01/2032	2,255	2,441
University of Connecticut
Series A, Rev., 5.00%, 01/15/2037	3,000	3,031
Series A, Rev., 5.00%, 08/15/2039	650	717
Series A, Rev., 5.00%, 08/15/2040	860	945

		144,767

Delaware — 0.3%
County of Kent DE, Rev., 5.00%, 07/01/2033	1,190	1,199
Delaware State Economic Development Authority
Rev., 3.60%, 01/01/2031	1,865	1,929
Series A, Rev., 4.00%, 10/01/2045 (z)	21,670	21,900
Series B, Rev., 4.00%, 10/01/2040 (z)	2,855	2,885
Delaware State Health Facilities Authority, Beebe Medical Center, Rev., 5.00%, 06/01/2050	3,250	3,087
Delaware State Health Facilities Authority, Christiana Health Care System, Rev., 5.00%, 10/01/2039	5,345	5,612
Delaware Transportation Authority
Rev., 5.00%, 07/01/2026	4,000	4,000
Rev., 5.00%, 07/01/2033	2,265	2,453
State of Delaware
GO, 2.00%, 02/01/2036	6,910	5,817
GO, 4.00%, 02/01/2031	1,000	1,034
GO, 5.00%, 02/01/2031	85	94

		50,010

District of Columbia — 1.3%
District of Columbia
GO, 5.00%, 12/01/2030	1,070	1,174
GO, 5.00%, 06/01/2033	4,990	5,662

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)

District of Columbia — continued
Rev., 5.00%, 06/01/2040	1,725	1,726
Rev., 5.00%, 04/01/2060 (z)	5,500	6,065
Series A, Rev., 4.00%, 03/01/2037	2,000	2,017
Series A, Rev., 4.00%, 03/01/2040	10,000	10,010
Series A, GO, 5.00%, 01/01/2027	475	481
Series A, Rev., 5.00%, 03/01/2031	1,500	1,604
Series A, GO, 5.00%, 06/01/2034	2,755	3,159
Series A, GO, 5.00%, 01/01/2038	1,000	1,102
Series A, GO, 5.00%, 06/01/2038	7,300	8,358
Series A, GO, 5.00%, 06/01/2039	4,000	4,554
Series A, GO, 5.00%, 01/01/2040	2,400	2,623
Series A, GO, 5.00%, 06/01/2041	4,000	4,508
Series A, GO, 5.00%, 06/01/2045	3,000	3,298
Series A, GO, 5.00%, 06/01/2046	1,200	1,307
Series B, GO, 5.00%, 06/01/2027	1,135	1,162
Series B, GO, 5.00%, 06/01/2028	910	955
Series B, GO, 5.00%, 06/01/2029	2,645	2,827
Series B, GO, 5.00%, 06/01/2041	3,765	4,243
Series C, Rev., 4.00%, 05/01/2039	2,500	2,510
Series C, Rev., 4.00%, 05/01/2045	5,000	4,908
Series D, GO, 5.00%, 02/01/2028	820	853
Series D, GO, 5.00%, 02/01/2029	70	74
Series E, GO, 5.00%, 02/01/2028	110	115
District of Columbia Housing Finance Agency
Rev., 5.00%, 12/01/2028 (z)	225	232
Series A1, Rev., FHA, 2.50%, 03/01/2042	3,040	2,399
Series B1, Rev., FHA, 2.55%, 03/01/2042	1,825	1,453
District of Columbia Housing Finance Agency, Belmont Crossing Phase II, Rev., 5.00%, 03/01/2029 (z)	330	340
District of Columbia Income Tax Revenue
Series A, Rev., 5.00%, 10/01/2037	2,000	2,255
Series A, Rev., 5.00%, 05/01/2038	1,450	1,602
Series A, Rev., 5.00%, 05/01/2039	2,000	2,200
Series A, Rev., 5.00%, 06/01/2039	1,500	1,690
Series A, Rev., 5.00%, 06/01/2040	2,685	3,010
District of Columbia Water & Sewer Authority
Rev., 4.00%, 10/01/2041	775	758
Rev., 5.00%, 10/01/2043	2,505	2,775
Rev., 5.00%, 10/01/2045	1,445	1,574
District of Columbia Water & Sewer Authority, Green Bond Subordinate, Series A, Rev., 5.00%, 10/01/2038	1,010	1,064
District of Columbia Water & Sewer Authority, Subordinate, Series C1, Rev., 5.00%, 10/01/2031	2,000	2,219
District of Columbia, Federal Highway Grant Anticipation Revenue Bonds, Rev., 5.00%, 12/01/2030	1,185	1,273
District of Columbia, Latin American Montessori, Rev., 4.00%, 06/01/2030	450	446

SEE NOTES TO FINANCIAL STATEMENTS.

JUNE 30, 2026	SIX CIRCLES TRUST	167

Six Circles Tax Aware Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JUNE 30, 2026 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
District of Columbia — continued
District of Columbia, National Child Research Center, Rev., VRDO, LOC: Truist Bank, 3.50%, 07/07/2026 (z)	1,885	1,885
Metropolitan Washington Airports Authority
Rev., AMT, 5.00%, 10/01/2026	1,335	1,342
Rev., AMT, 5.00%, 10/01/2029	2,000	2,050
Series A, Rev., AMT, 5.00%, 10/01/2027	1,515	1,556
Metropolitan Washington Airports Authority Aviation Revenue
Rev., AMT, 4.00%, 10/01/2051	2,500	2,269
Rev., AMT, 5.00%, 10/01/2044	3,500	3,672
Series A, Rev., AMT, 5.00%, 10/01/2028	940	984
Series A, Rev., AMT, 5.00%, 10/01/2030	1,000	1,078
Series A, Rev., AMT, 5.00%, 10/01/2031	1,730	1,737
Series A, Rev., AMT, 5.00%, 10/01/2032	5,000	5,391
Series A, Rev., AMT, 5.25%, 10/01/2039	1,135	1,230
Series A, Rev., AMT, 5.25%, 10/01/2048	7,000	7,287
Metropolitan Washington Airports Authority Aviation Revenue, Airport System
Series A, Rev., AMT, 5.00%, 10/01/2033	3,000	3,158
Series A, Rev., AMT, 5.00%, 10/01/2049	5,000	5,056
Metropolitan Washington Airports Authority Dulles Toll Road Revenue, Dulles Metrorail & Capital, Rev., 4.00%, 10/01/2052	10,000	8,873
Metropolitan Washington Airports Authority Dulles Toll Road Revenue, Subordinated Dulles Metrorail, Rev., 4.00%, 10/01/2053	1,965	1,734
Metropolitan Washington Airports Authority, Aviation Revenue
Series A, Rev., AMT, 5.00%, 10/01/2033	3,205	3,423
Series A, Rev., AMT, 5.00%, 10/01/2048	3,940	3,962
Series A, Rev., AMT, 5.25%, 10/01/2040	3,000	3,350
Series A, Rev., AMT, 5.25%, 10/01/2041	2,000	2,219
Metropolitan Washington Airports Authority, Dulles Toll Road Revenue Subordinated Lien Dulles Metrorail, Series B, Rev., 4.00%, 10/01/2049	2,000	1,797
Metropolitan Washington Airports Authority, Dulles Toll Road Revenue, Second Lien, Series C, Rev., 6.50%, 10/01/2041 (p)	350	353

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)

District of Columbia — continued
Tender Option Bond Trust Receipts/Certificates, Series 2025-XX1413, Rev., LIQ: Barclays Bank plc, 2.70%, 07/15/2060 (e) (z)	3,000	3,000
Washington Convention & Sports Authority
Series A, Rev., 4.00%, 10/01/2034	1,015	1,041
Series A, Rev., 5.00%, 10/01/2033	1,000	1,079
Washington Convention & Sports Authority, Senior Lien, Series B, Tax Allocation, 5.00%, 10/01/2029 (p)	1,000	1,076
Washington Convention and Sports Authority, Dedicated Tax Revenue Prerefunded Refunding Senior Lien, Tax Allocation, 5.00%, 10/01/2030 (p)	695	762
Washington Convention and Sports Authority, Dedicated Tax Revenue Unrefunded Balance Refunding Senior, Tax Allocation, 5.00%, 10/01/2030	805	876
Washington Metropolitan Area Transit Authority
Series A, Rev., 5.00%, 07/15/2026	1,650	1,651
Series A, Rev., 5.00%, 07/15/2037	2,000	2,128
Series B, Rev., 5.00%, 07/01/2032	1,115	1,138
Washington Metropolitan Area Transit Authority Dedicated Revenue
Rev., 5.00%, 07/15/2054	23,750	24,599
Rev., 5.25%, 07/15/2059	17,870	18,754
Series A, Rev., 5.00%, 07/15/2046	1,190	1,235
Washington Metropolitan Area Transit Authority Dedicated Revenue, Sustainability Financed Bond, Rev., 5.00%, 07/15/2029	3,000	3,204
Washington Metropolitan Area Transit Authority, Dedicated Revenue, Sustainable Bond, Series A, Rev., BAM, 3.00%, 07/15/2036	5,925	5,579
Washington Metropolitan Area Transit Authority, Green Bond, Series A, Rev., 5.00%, 07/15/2029	1,540	1,645

		232,758

Florida — 4.5%
Alachua County Health Facilities Authority
Rev., 3.63%, 10/01/2030	870	871
Rev., 3.75%, 10/01/2030	765	765
Alachua County Health Facilities Authority, Oak Hammock at The University of Florida, Inc. Project, Rev., 4.00%, 10/01/2031	615	626
Alachua County Health Facilities Authority, Shands Teaching Hospital & Clinics, Rev., 5.00%, 12/01/2034	2,570	2,704
Ave Maria Stewardship Community District, Special Assessment, 5.30%, 05/01/2045	605	618

SEE NOTES TO FINANCIAL STATEMENTS.

168	SIX CIRCLES TRUST	JUNE 30, 2026

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
Florida — continued
Ave Maria Stewardship Community District, Phase 3 Master Improvements Project
Special Assessment, 2.75%, 05/01/2031	420	396
Special Assessment, 3.13%, 05/01/2041	1,775	1,484
Aventura Isles Community Development District
Special Assessment, 5.00%, 05/01/2034	720	770
Special Assessment, 5.00%, 05/01/2043	1,000	1,035
Babcock Ranch Community Independent Special District, Special Assessment, 4.00%, 05/01/2052	695	578
Belmond Reserve Community Development District, 202 Project, Special Assessment, 4.00%, 05/01/2040	340	336
Belmont II Community Development District, 2020 Assessment Area, Special Assessment, 3.13%, 12/15/2030	125	123
Boggy Creek Improvement District, Special Assessment, Series 2013, Special Assessment, 5.13%, 05/01/2043 (e)	900	900
Brevard County Health Facilities Authority, Health First Obligated Group, Rev., 5.00%, 04/01/2047	2,000	2,046
Brevard County Health Facilities Authority, Health First Obligated Group, Rev., 5.00%, 04/01/2052	8,235	8,353
Broward County Water & Sewer Utility Revenue, Series A, Rev., 4.00%, 10/01/2038	675	690
Capital Projects Finance Authority, Florida University Project, Series A1, Rev., 5.00%, 10/01/2032	1,350	1,414
Capital Projects Finance Authority, IPS Enterprises, Inc. Projects, Rev., 7.00%, 06/15/2030 (e)	4,000	4,102
Capital Projects Finance Authority/FL, Rev., 5.00%, 06/15/2044 (e)	760	749
Capital Trust Agency, Inc., Imagine School at North Manatee, Rev., 5.00%, 06/01/2041 (e)	325	315
Capital Trust Agency, Inc., Lutz Preparatory School, Inc. Project, Series A, Rev., 4.00%, 06/01/2041	300	279
Capital Trust Agency, Inc., Tallahassee Classical School, Rev., 4.00%, 07/01/2036 (e)	1,370	1,015
Capital Trust Agency, Inc., Franklin Academy Project, Rev., 5.00%, 12/15/2050 (e)	2,350	2,169
Capital Trust Authority, Series A, Rev., 5.00%, 12/01/2035	5,895	6,604

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)

Florida — continued
Capital Trust Authority, Ips Enterprises, Inc., Series A, Rev., 6.00%, 06/15/2043 (e)	4,350	4,503
Center Lake Ranch West Community Development District, Special Assessment, 5.60%, 05/01/2055 (e)	1,000	1,011
Central Florida Expressway Authority
Rev., 5.00%, 07/01/2032	1,500	1,684
Series B, Rev., 4.00%, 07/01/2035 (p)	5,600	5,600
Series D, Rev., 5.00%, 07/01/2029	565	604
Series D, Rev., 5.00%, 07/01/2034	3,000	3,290
Series D, Rev., 5.00%, 07/01/2035	10,000	10,939
Central Florida Expressway Authority, Senior Lien
Rev., 4.00%, 07/01/2038	3,625	3,704
Rev., 4.00%, 07/01/2039	1,260	1,283
Centre Lake Community Development District, Special Assessment, 3.00%, 05/01/2042	605	529
Chapel Creek Community Development District, Special Assessment, 3.00%, 05/01/2031 (e)	160	156
Charlotte County Industrial Development Authority, Town & Country Utilities Project, Rev., AMT, 5.00%, 10/01/2049 (e)	2,985	2,975
Charlotte County Industrial Development Authority/FL, Rev., AMT, 5.88%, 10/01/2045	1,250	1,318
City of Daytona Beach, Rev., 5.50%, 09/01/2049	5,000	5,416
City of Delray Beach Water & Sewer Revenue
Rev., 5.00%, 10/01/2042	750	831
Rev., 5.00%, 10/01/2043	1,520	1,677
Rev., 5.25%, 10/01/2055	5,685	6,059
City of Doral FL, GO, 4.00%, 07/01/2043	3,055	3,062
City of Jacksonville, Baptist Health, Rev., VRDO, 2.71%, 07/07/2026 (z)	9,260	9,260
City of Jacksonville, Baptist Health, Rev., VRDO, 2.71%, 07/07/2026 (z)	1,200	1,200
City of Jacksonville, Brooks Rehabilitation Project
Rev., 4.00%, 11/01/2034	500	503
Rev., 4.00%, 11/01/2045	9,410	8,691
City of Miami Beach, Arts and Cultural Facilities, Series A, GO, 5.25%, 05/01/2053	5,000	5,245
City of Pensacola FL Airport Revenue, Rev., AMT, 5.50%, 10/01/2050	4,650	4,942
City of Pompano Beach, John Knox Village Project, Series A, Rev., 4.00%, 09/01/2036	175	175
City of Port St. Lucie Stormwater Utility Revenue, Rev., 4.00%, 05/01/2039	1,075	1,084

SEE NOTES TO FINANCIAL STATEMENTS.

JUNE 30, 2026	SIX CIRCLES TRUST	169

Six Circles Tax Aware Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JUNE 30, 2026 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
Florida — continued
City of Tallahassee FL Energy System Revenue
Rev., 5.00%, 10/01/2033	2,500	2,854
Rev., 5.00%, 10/01/2034	1,500	1,730
City of Tallahassee, Energy System Revenue, Rev., 5.00%, 10/01/2028	2,000	2,109
City of Tallahassee, Tallahassee Memorial Healthcare, Rev., 5.00%, 12/01/2040	3,000	3,001
City of Tampa, Baycare, Series A, Rev., 5.00%, 11/15/2046	10,000	10,007
City of Tampa, H. Lee Moffitt Cancer Center, Rev., 5.00%, 07/01/2050	4,000	4,053
Collier County Health Facilities Authority, The Moorings, Inc., Rev., 4.00%, 05/01/2052	145	124
Collier County Industrial Development Authority, NCH Healthcare System Project, Rev., 5.00%, 04/01/2035	4,000	4,451
County of Broward Airport System Revenue, Series A, Rev., AMT, 5.00%, 10/01/2033	1,750	1,842
County of Broward FL Convention Center Hotel Revenue, Rev., 5.00%, 01/01/2047	5,000	5,218
County of Broward FL Port Facilities Revenue, Rev., AMT, 5.50%, 09/01/2050	6,405	6,896
County of Broward Port Facilities Revenue, Rev., AMT, 5.50%, 09/01/2052	3,675	3,832
County of Broward Tourist Development Tax Revenue, Convention Center Expansion Project, Rev., 5.00%, 09/01/2031	3,000	3,321
County of Broward, Airport System Revenue
Rev., AMT, 5.00%, 10/01/2033	655	668
Series A, Rev., AMT, 5.00%, 10/01/2028	800	836
Series A, Rev., AMT, 5.00%, 10/01/2036	2,000	2,091
County of Broward, Port Facilities Revenue, Senior Bond, Series B, Rev., AMT, 4.00%, 09/01/2044	3,000	2,911
County of Broward, Tourist Development Tax Revenue, Convention Center Expansion Project, Rev., 4.00%, 09/01/2047	3,000	2,764
County of Hillsborough, Rev., 4.00%, 08/01/2034	4,370	4,476
County of Lee Airport Revenue
Series A1, Rev., AMT, 5.25%, 10/01/2045	2,450	2,653
Series A1, Rev., AMT, 5.25%, 10/01/2046	2,000	2,145
Series A1, Rev., AMT, 5.50%, 10/01/2051	7,750	8,293

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)

Florida — continued
Series A2, Rev., AMT, 5.00%, 10/01/2056 (z)	4,490	4,818
Series B, Rev., AMT, 5.00%, 10/01/2029	180	191
Series B, Rev., AMT, 5.00%, 10/01/2032	2,000	2,171
County of Lee Local Option Gas Tax Revenue, Rev., 5.25%, 08/01/2049	13,000	13,577
County of Miami-Dade Aviation Revenue
Rev., 5.00%, 10/01/2041	6,000	6,033
Series A, Rev., AMT, 5.00%, 10/01/2030	2,000	2,004
Series A, Rev., AMT, 5.00%, 10/01/2038 (w)	4,350	4,798
Series A, Rev., AMT, 5.00%, 10/01/2044	2,200	2,250
Series A, Rev., AMT, 5.00%, 10/01/2049	3,250	3,273
Series B, Rev., AMT, 5.00%, 10/01/2040	23,000	23,312
Series B, Rev., 5.00%, 10/01/2041 (w)	4,755	5,302
County of Miami-Dade FL Aviation Revenue
Rev., AMT, 5.00%, 10/01/2029	2,920	3,100
Rev., AMT, 5.00%, 10/01/2035	15,000	16,572
Rev., AMT, 5.00%, 10/01/2036	3,710	4,074
County of Miami-Dade FL Transit System, Rev., 4.00%, 07/01/2035	3,405	3,407
County of Miami-Dade FL Water & Sewer System Revenue
Rev., 5.00%, 10/01/2041	4,500	4,979
Rev., 5.00%, 10/01/2042	5,000	5,511
County of Miami-Dade Seaport Department, Senior Bonds
Series A, Rev., AMT, 5.00%, 10/01/2030	1,970	2,107
Series A, Rev., AMT, 5.00%, 10/01/2031	2,975	3,217
Series A, Rev., AMT, 5.00%, 10/01/2033	3,500	3,807
Series A, Rev., AMT, 5.25%, 10/01/2052	2,000	2,048
County of Miami-Dade Seaport Department, Subordinate, Series A1, Rev., AMT, 4.00%, 10/01/2040	2,675	2,632
County of Miami-Dade Transit System
Rev., 4.00%, 07/01/2048	5,000	4,574
Series A, Rev., 4.00%, 07/01/2045	2,070	2,033
County of Miami-Dade, Building Better Communities Project, Series A, GO, 4.00%, 07/01/2044	350	340
County of Miami-Dade, Public Health Trust Program, GO, 4.00%, 07/01/2042	3,000	2,986
County of Monroe Airport Revenue, Key West International Airport, Series 202, Rev., AMT, 5.00%, 10/01/2052	2,450	2,464

SEE NOTES TO FINANCIAL STATEMENTS.

170	SIX CIRCLES TRUST	JUNE 30, 2026

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
Florida — continued
County of Orange Water Utility System Revenue, Rev., 5.00%, 10/01/2028	2,040	2,154
County of Palm Beach, Lynn University Housing Project, Series A, Rev., 5.00%, 06/01/2057 (e)	1,000	903
County of Pasco Solid Waste Disposal & Resource Recovery System Revenue, Series B, Rev., AMT, 5.50%, 10/01/2051	2,875	2,977
Currents Community Development District, Series A, Special Assessment, 4.00%, 05/01/2051 (e)	2,000	1,703
Cypress Mill Community Development District, 2023 Project, Special Assessment, 5.00%, 05/01/2053	1,025	1,025
Cypress Preserve Community Development District, Special Assessment, 4.00%, 11/01/2039	325	305
DG Farms Community Development District, Special Assessment, 3.75%, 05/01/2040	400	375
Duval County Public Schools, Series A, COP, 5.00%, 07/01/2032	4,750	5,111
Epperson Ranch II Community Development District, Assessment Area Two Capital Improvement, Special Assessment, 4.20%, 05/01/2040	1,145	1,112
Escambia County Health Facilities Authority, Rev., VRDO, 2.70%, 07/01/2026 (z)	4,100	4,100
Everlands II Community Development District, Special Assessment, 5.20%, 06/15/2044	725	753
Florida Development Finance Corp.
Rev., AMT, 3.40%, 09/01/2050 (z)	2,550	2,568
Rev., AMT, 4.38%, 10/01/2054 (e) (z)	17,000	17,249
Rev., AMT, 4.45%, 07/01/2037 (e) (z)	5,000	5,065
Rev., 5.00%, 06/01/2044 (e)	1,750	1,772
Rev., 5.25%, 06/01/2059 (e)	3,145	3,098
Rev., AMT, 12.00%, 07/01/2057 (e) (z)	7,445	4,839
Series A, Rev., 4.00%, 06/01/2030	325	317
Florida Development Finance Corp., Brightline Florida Passenger
Rev., AMT, 0.00%, 07/15/2032 (e)	2,810	787
Rev., AMT, 5.00%, 07/01/2041	4,500	3,307
Rev., AMT, 5.00%, 07/01/2044	12,050	11,924
Rev., AMT, 5.25%, 07/01/2047	8,050	8,015
Rev., AMT, 5.25%, 07/01/2053	7,000	6,927
Rev., AMT, 5.50%, 07/01/2053	6,000	4,410
Florida Development Finance Corp., Discovery High School Project, Series A, Rev., 4.00%, 06/01/2030 (e)	800	715
Florida Development Finance Corp., Lakeland Regional Health System, Rev., 4.00%, 11/15/2037	2,400	2,408

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)

Florida — continued
Florida Development Finance Corp., Mater Academy Project, Series A, Rev., 5.00%, 06/15/2040	400	403
Florida Development Finance Corp., Tampa General Hospital Project
Rev., 5.00%, 08/01/2056 (z)	2,000	2,160
Rev., 5.25%, 08/01/2055 (e)	4,750	4,887
Series A, Rev., 5.00%, 08/01/2046	800	847
Florida Development Finance Corp., UF Health Jacksonville Project, Rev., 5.00%, 02/01/2035	1,200	1,261
Florida Development Finance Corp., Waste Pro USA Inc Project, Rev., AMT, 4.35%, 04/01/2037 (w) (z)	7,000	7,050
Florida Development Finance Corp., Waste Pro USA, Inc., Rev., AMT, 5.00%, 05/01/2029 (e)	2,500	2,519
Florida Housing Finance Corp.
Rev., 3.15%, 12/01/2028 (z)	330	331
Rev., 3.15%, 07/01/2043 (z)	725	727
Rev., 3.20%, 12/01/2044 (z)	3,545	3,555
Rev., GNMA/FNMA/FHLMC, 6.25%, 01/01/2055	2,785	3,017
Series 1, Rev., GNMA/FNMA/FHLMC, 6.00%, 01/01/2057	2,500	2,800
Series 2, Rev., GNMA/FNMA/FHLMC, 3.00%, 07/01/2052	775	767
Series 3, Rev., GNMA/FNMA/FHLMC COLL, 5.75%, 01/01/2054	570	618
Series R, Rev., 3.15%, 01/01/2044 (z)	1,780	1,783
Florida Housing Finance Corp., Capri Place, Series A, Rev., 3.00%, 02/01/2044 (z)	115	115
Florida Housing Finance Corp., Social Bond, Social Bond, Series 1, Rev., GNMA/FNMA/FHLMC, 3.00%, 01/01/2052	710	703
Florida Housing Finance Corp., Social Bonds
Series 1, Rev., GNMA/FNMA/FHLMC, 3.50%, 07/01/2052	655	654
Series 2, Rev., GNMA/FNMA/FHLMC, 3.00%, 07/01/2051	3,005	2,979
Florida Local Government Finance Commission
Rev., 4.20%, 11/15/2030 (e)	3,260	3,277
Rev., 6.63%, 11/15/2045 (e)	1,665	1,815
Florida Municipal Loan Council, Shingle Creek Transit and Utility Community Development District, Special Assessment, AMT, 5.15%, 05/01/2044	655	682
Florida State Board of Governors Florida International University Dormitory Rev, Series A, Rev., BAM, 5.00%, 07/01/2029	1,900	2,029
Florida State Board of Governors University of North Florida Dormitory Revenue, Series A, Rev., BAM, 5.00%, 11/01/2053	6,375	6,574

SEE NOTES TO FINANCIAL STATEMENTS.

JUNE 30, 2026	SIX CIRCLES TRUST	171

Six Circles Tax Aware Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JUNE 30, 2026 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
Florida — continued
Fort Pierce Utilities Authority, Series A, Rev., 5.00%, 10/01/2039	925	994
Grand Bay at Doral Community Development District, Assessment Area Two Phase I
Special Assessment, 5.00%, 05/01/2035	1,000	1,080
Special Assessment, 5.00%, 05/01/2045	1,000	1,029
Greater Orlando Aviation Authority
Rev., AMT, 5.25%, 11/01/2034	3,500	3,750
Series A, Rev., AMT, 4.00%, 10/01/2040	1,670	1,647
Series A, Rev., AMT, 5.00%, 10/01/2032	1,500	1,584
Series A, Rev., AMT, 5.00%, 10/01/2046 (p)	5,000	5,026
Series A, Rev., AMT, 5.00%, 10/01/2049	8,880	8,993
Greater Orlando Aviation Authority Orlando Amt Subordinated, Rev., AMT, 5.00%, 10/01/2036	1,000	1,108
Greater Orlando Aviation Authority, Priority Subordinated
Series A, Rev., AMT, 5.00%, 10/01/2033	1,500	1,532
Series A, Rev., AMT, 5.00%, 10/01/2036	2,230	2,271
Greater Orlando Aviation Authority, United Airlines, Inc.
Rev., AMT, 5.25%, 11/01/2035	5,390	5,739
Rev., AMT, 5.50%, 11/01/2036	2,800	3,018
Hammock Reserve Community Development District, Special Assessment, 4.70%, 05/01/2042	1,370	1,376
Hammock Reserve Community Development District, Assessment Area One Project, Special Assessment, 4.00%, 05/01/2040	545	531
Hillsborough County Housing Finance Authority, Riverside Apartments, Rev., 2.90%, 12/01/2028 (z)	415	413
Hillsborough County Industrial Development Authority
Rev., 4.13%, 11/15/2051	3,965	3,704
Rev., 5.25%, 11/15/2049	1,500	1,594
Hillsborough County Industrial Development Authority, Tampa General Hospital Project
Rev., 4.00%, 08/01/2050	5,000	4,489
Series A, Rev., 4.00%, 08/01/2045	3,275	3,137
Hillsborough County, Industrial Development Authority, Baycare Health System, Series C, Rev., VRDO, LOC: TD Bank NA, 2.60%, 07/07/2026 (z)	3,400	3,400

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)

Florida — continued
Hobe-St Lucie Conservancy District, Special Assessment, 5.88%, 05/01/2055	1,000	1,030
JEA Electric System Revenue
Rev., 5.00%, 10/01/2033	1,000	1,138
Series 3A, Rev., 5.00%, 10/01/2035	5,000	5,302
JEA Electric System Revenue, Subordinate, Series A, Rev., 5.00%, 10/01/2031	1,795	1,982
JEA Water & Sewer System Revenue, Series A, Rev., 4.00%, 10/01/2037	750	768
Julington Creek Plantation Community Development District, Special Assessment, 5.50%, 05/01/2043	1,500	1,629
Lake Hideaway Community Development District, Assessment Area One, Special Assessment, 5.65%, 05/01/2044	885	918
Lakewood Ranch Stewardship District
Special Assessment, 5.30%, 05/01/2044	485	510
Special Assessment, 5.80%, 05/01/2045	1,565	1,697
Special Assessment, 6.00%, 05/01/2056	1,000	1,058
Lakewood Ranch Stewardship District, Country Club East Project, Special Assessment, 2.63%, 05/01/2037	250	212
Lakewood Ranch Stewardship District, Del Webb Project, Special Assessment, 5.00%, 05/01/2037 (e)	1,655	1,668
Lakewood Ranch Stewardship District, Lorraine Lakes Project
Special Assessment, 3.13%, 05/01/2030 (e)	215	211
Special Assessment, 3.88%, 05/01/2051 (e)	2,000	1,667
Lakewood Ranch Stewardship District, Northeast Sector Project
Special Assessment, 3.20%, 05/01/2030 (e)	440	433
Special Assessment, 3.50%, 05/01/2040	925	850
Lakewood Ranch Stewardship District, Palm Grove Project, Special Assessment, 5.25%, 05/01/2044	485	507
Lee County Housing Finance Authority, 5300-5360 Summerlin Road, Rev., 2.65%, 12/01/2047 (z)	655	645
Lee County Industrial Development Authority, Exchange Lee Health Systems, Rev., 4.00%, 04/01/2037	3,000	2,985
Lee County Industrial Development Authority, Lee Health System, Inc. Project, Rev., 5.00%, 04/01/2065 (z)	6,000	6,694
Lee County Industrial Development Authority, Shell Point/Waterside Health
Rev., 5.00%, 11/15/2044	3,000	3,067
Rev., 5.00%, 11/15/2049	2,550	2,569

SEE NOTES TO FINANCIAL STATEMENTS.

172	SIX CIRCLES TRUST	JUNE 30, 2026

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
Florida — continued
Lee County Industrial Development Authority/FL
Rev., 4.13%, 11/15/2029	1,000	1,002
Rev., 5.25%, 11/15/2054	2,000	2,047
Lee County School Board (The), Series A, COP, 5.25%, 08/01/2047	16,000	17,276
Miami Beach Health Facilities Authority, Mount Sinai Medical Center
Rev., 5.00%, 11/15/2042	2,250	2,459
Rev., 5.00%, 11/15/2043	1,965	2,138
Rev., 5.00%, 11/15/2044	4,425	4,761
Miami Beach Redevelopment Agency
Tax Allocation, 5.00%, 02/01/2040	2,000	2,193
Tax Allocation, 5.00%, 02/01/2042	5,580	6,038
Tax Allocation, 5.00%, 02/01/2044	7,590	8,120
Miami World Center Community Development District, Special Assessment, 5.25%, 11/01/2049	4,505	4,533
Miami-Dade County Educational Facilities Authority, Rev., 5.00%, 04/01/2038	1,500	1,688
Miami-Dade County Expressway Authority, Series A, Rev., 5.00%, 07/01/2040	1,625	1,626
Miami-Dade County Health Facilities Authority, Rev., 4.00%, 08/01/2046	1,790	1,681
Miami-Dade County Housing Finance Authority, Series B, Rev., 3.15%, 08/01/2029 (z)	1,000	1,003
Miami-Dade County Housing Finance Authority, Bonita Pointe Apartments, Rev., FHA, 2.65%, 04/01/2029 (z)	1,070	1,062
Miami-Dade County Housing Finance Authority, Doral Academy, Inc., Rev., 5.00%, 01/15/2048	1,570	1,562
Miami-Dade County Industrial Development Authority, Rev., 6.25%, 06/01/2055 (e)	750	766
Midtown Miami Community Development District, Series A, Special Assessment, 5.00%, 05/01/2037	350	347
Mirada Community Development District/Pasco County, Special Assessment, 5.00%, 05/01/2034	80	80
North Broward Hospital District, Series B, Rev., 5.00%, 01/01/2048	4,000	4,025
North Loop Community Development District, Special Assessment, 6.38%, 05/01/2043	1,000	1,093
North Miami Community Redevelopment Agency
Rev., 5.00%, 03/01/2035	1,000	1,099
Rev., 5.00%, 03/01/2036	1,200	1,302
North Powerline Road Community Development District, Special Assessment, 3.63%, 05/01/2040	1,345	1,241
North Springs Improvement District, Special Assessment, 5.00%, 05/01/2048	3,220	3,221

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)

Florida — continued
Orange County Convention Center/Orlando, Series B, Rev., 4.00%, 10/01/2036	1,150	1,154
Orange County Health Facilities Authority, Rev., 5.00%, 08/01/2054	3,500	3,512
Orange County Health Facilities Authority, Orlando Health Obligated Group
Rev., 4.00%, 10/01/2052	5,000	4,451
Rev., 4.50%, 10/01/2056	11,515	11,368
Rev., 5.25%, 10/01/2056	7,500	7,876
Orange County Health Facilities Authority, Presbyterian Retirement Communities, Rev., 4.00%, 08/01/2036	295	297
Orange County Health Facilities Authority, Presbyterian Retirement Communities Project, Rev., 4.00%, 08/01/2042	1,425	1,369
Orlando Utilities Commission
Series 2018A, Rev., 5.00%, 10/01/2035	2,480	2,542
Series A, Rev., 5.00%, 10/01/2027	500	515
Series A, Rev., 5.00%, 10/01/2033 (w)	3,040	3,457
Series A, Rev., 5.00%, 10/01/2043	2,300	2,527
Osceola County Housing Finance Authority, Crestwood Apartments, Series B, Rev., 2.65%, 09/01/2043 (z)	560	555
Palm Beach County Health Facilities Authority, Rev., 5.00%, 11/15/2045	1,250	1,262
Palm Beach County Health Facilities Authority, Jupiter Medical Center, Rev., 5.00%, 11/01/2052	2,550	2,528
Palm Beach County Health Facilities Authority, Retirement Life Communities, Rev., 5.00%, 11/15/2032	2,270	2,278
Palm Beach County Housing Finance Authority, Calusa Pointe II, Series B, Rev., 2.90%, 02/01/2030 (z)	995	994
Palm Coast Park Community Development District, Sawmill Branch at Palm Coast Park Homeowners Association, Inc., Special Assessment, 5.13%, 05/01/2051	1,500	1,479
Parkview at Long Lake Ranch Community Development District, Special Assessment, 4.00%, 05/01/2051	800	672
Parrish Lakes Community Development District, Special Assessment, 5.00%, 05/01/2031	340	345
Pasco County School Board, Series A, COP, BAM, 5.00%, 08/01/2036	1,720	1,787
Pine Island Community Development District, Special Assessment, 5.75%, 05/01/2035	3,000	3,001
Putnam County Development Authority/FL, Rev., 5.00%, 03/15/2042	4,000	4,067
Reunion East Community Development District, Special Assessment, 2.85%, 05/01/2031	25	24

SEE NOTES TO FINANCIAL STATEMENTS.

JUNE 30, 2026	SIX CIRCLES TRUST	173

Six Circles Tax Aware Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JUNE 30, 2026 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
Florida — continued
Saddle Creek Preserve of Polk County Community Development District
Special Assessment, 4.00%, 06/15/2040	500	489
Special Assessment, 4.00%, 12/15/2051	1,315	1,105
Sarasota County Health Facilities Authority, Sunnyside Village Project, Rev., 5.00%, 05/15/2048	425	426
Sarasota County Public Hospital District, Sarasota Memorial Hospital Project
Rev., 4.00%, 07/01/2052	6,000	5,283
Rev., 5.00%, 07/01/2052	1,175	1,196
Sarasota County School Board, Series A, COP, 5.00%, 07/01/2033	1,000	1,128
Sarasota National Community Development District, Special Assessment, 4.00%, 05/01/2039	615	610
Sawyers Landing Community Development District, Special Assessment, 3.75%, 05/01/2031	400	399
School District of Broward County, Series A, COP, 5.00%, 07/01/2027	1,500	1,536
Somerset Community Development District, Special Assessment, 4.00%, 05/01/2032	845	843
South Broward Hospital District
Rev., 4.00%, 05/01/2048	6,500	6,083
Series A, Rev., 4.00%, 05/01/2044	4,000	3,707
South Kendall Community Development District, Special Assessment, 4.25%, 11/01/2037	1,575	1,575
Southeast Overtown/Park West Community Redevelopment Agency, Series A, Tax Allocation, 5.00%, 03/01/2038	2,200	2,423
St. John’s County School Board
Series A, COP, 5.25%, 07/01/2046	1,500	1,614
Series A, COP, 5.25%, 07/01/2047	3,000	3,169
State Board of Administration Finance Corp., Taxable, Series A, Rev., 1.71%, 07/01/2027	4,000	3,903
State of Florida, Series G, GO, 4.00%, 06/01/2040 (p)	1,280	1,298
State of Florida Department of Transportation Turnpike System Revenue, Department of Transportation, Rev., 4.00%, 07/01/2041	1,000	1,016
State of Florida Department of Transportation Turnpike System Revenue, Turnpike Revenue, Series B, Rev., 3.00%, 07/01/2033	2,390	2,357
State of Florida Department of Transportation Turnpike System, Revenue Refunding, Series A, Rev., 5.00%, 07/01/2026	1,000	1,000

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)

Florida — continued
State of Florida, Capital Outlay, Series C, GO, 5.00%, 06/01/2027	1,060	1,062
State of Florida, Department of Transportation Turnpike Revenue
Series A, Rev., 5.00%, 07/01/2030	1,265	1,380
Series C, Rev., 5.00%, 07/01/2033	5,070	5,745
State of Florida, Department of Transportation, Turnpike System Revenue, Series A, Rev., 5.00%, 07/01/2029	500	535
State of Florida, Department Transportation Right of Way, GO, 5.00%, 07/01/2026	160	160
Stellar North Community Development District, Special Assessment, 4.00%, 05/01/2052	1,440	1,218
Stillwater Community Development District, Project 2021, Special Assessment, 3.00%, 06/15/2031 (e)	215	203
Stonegate Preserve Community Development District, 2023 Project Area, Special Assessment, 5.88%, 12/15/2043	995	1,079
Stoneybrook South Community Development District, Fox South Assessment Area
Special Assessment, 3.00%, 12/15/2030 (e)	475	467
Special Assessment, 3.50%, 12/15/2040 (e)	1,030	972
Storey Park Community Development District, Assessment Area Four Project, Special Assessment, 2.88%, 06/15/2031 (e)	60	59
Summit View Community Development District, Assessment Area Two, Special Assessment, 5.63%, 05/01/2044	865	903
Tampa Bay Water, Rev., 5.25%, 10/01/2054	20,000	21,353
Tolomato Community Development District, Senior Lien, Special Assessment, 3.75%, 05/01/2039	815	790
Touchstone Community Development District, Senior Lien, Series A1, Special Assessment, 5.38%, 05/01/2042	995	1,028
Tradition Community Development District No. 9, Special Assessment, 3.00%, 05/01/2041	130	108
Turtle Run Community Development District, Series 2, Special Assessment, 5.00%, 05/01/2047	1,500	1,508
Two Lakes Community Development District, Special Assessment, 5.00%, 05/01/2044	1,500	1,546
Two Rivers West Community Development District, Special Assessment, 5.63%, 05/01/2044	580	606

SEE NOTES TO FINANCIAL STATEMENTS.

174	SIX CIRCLES TRUST	JUNE 30, 2026

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
Florida — continued
V-Dana Community Development District, CDD Assessment Area One 2021, Special Assessment, 4.00%, 05/01/2052	1,000	837
Village Community Development District No. 12, Special Assessment, 4.25%, 05/01/2043	1,970	1,910
Village Community Development District No. 13, Special Assessment, 2.63%, 05/01/2030 (e)	1,165	1,130
Village Community Development District No. 13, 2021 Special Assessments Phase III, Special Assessment, 3.00%, 05/01/2041	330	279
Village Community Development District No. 13, Special Assessment Revenue, Special Assessment, 2.85%, 05/01/2036	295	265
Village Community Development District No. 15
Special Assessment, 4.00%, 05/01/2034 (e)	120	122
Special Assessment, 4.20%, 05/01/2039 (e)	500	501
Village Community Development District No. 16
Special Assessment, 4.50%, 05/01/2040	2,045	2,079
Special Assessment, 4.88%, 05/01/2045	1,350	1,378
Villamar Community Development District, Special Assessment, 3.75%, 05/01/2040	655	615
Volusia County Educational Facility Authority, Educational Facilities Embry Riddle, Rev., 5.00%, 10/15/2029	1,000	1,027
West Hillcrest Community Development District, Series 2023, Special Assessment, 5.50%, 06/15/2053	1,250	1,286
West Villages Improvement District, Special Assessment, Unit of Development #8, Special Assessment, 5.38%, 05/01/2042	1,875	1,972
Wildblue Community Development District, 2026 Project, Special Assessment, 5.35%, 05/01/2046	600	609
Wildwood Utility Dependent District, Senior South Sumter Utilities Project
Rev., BAM, 5.00%, 10/01/2031	1,300	1,432
Rev., BAM, 5.00%, 10/01/2033	1,150	1,254
Rev., BAM, 5.00%, 10/01/2039	1,490	1,593
Rev., BAM, 5.00%, 10/01/2040	1,610	1,715
Wildwood Utility Dependent District, Senior South Sumter Utility Project, Rev., BAM, 5.00%, 10/01/2052	1,640	1,670

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)

Florida — continued
Wildwood Utility Dependent District, Subordinate South Sumter Utilities Project, Rev., BAM, 5.00%, 10/01/2041	650	692

		806,636

Georgia — 2.9%
Athens Housing Authority, Rev., 3.23%, 06/01/2045 (z)	1,680	1,690
Atlanta Urban Residential Finance Authority, Rev., 3.20%, 05/01/2029 (z)	585	586
Bartow County Development Authority, Georgia Power Co. Pollution Bowen Project, Rev., 1.80%, 09/01/2029 (z)	4,425	4,152
Bartow County Tax Allocation District No. 3, Senior Convertible Highway 411, Tax Allocation, 0.00%, 04/01/2051 (e)	5,000	4,090
Board of Water Light & Sinking Fund Commissioners of The City of Dalton, Combined Utilities Revenue Bonds
Rev., 4.00%, 03/01/2035	1,100	1,114
Rev., 4.00%, 03/01/2036	1,000	1,009
Rev., 4.00%, 03/01/2037	1,135	1,144
Rev., 4.00%, 03/01/2038	1,000	1,005
Brookhaven Development Authority, Children’s Healthcare of Atlanta
Rev., 5.00%, 07/01/2036	2,425	2,561
Rev., 5.00%, 07/01/2037	2,400	2,528
Series A, Rev., 4.00%, 07/01/2044	3,000	2,932
Brookhaven Urban Redevelopment Agency, Series A, Rev., 4.00%, 07/01/2045	3,260	3,274
Bulloch County Board of Education
GO, 5.00%, 11/01/2027	1,250	1,292
GO, 5.00%, 11/01/2028	1,415	1,496
City of Atlanta Airport Passenger Facility Charge, Airport Revenue Subordinated, Rev., AMT, 4.00%, 07/01/2038	2,825	2,801
City of Atlanta Department of Aviation
Series B, Rev., AMT, 5.00%, 07/01/2028	3,300	3,438
Series C, Rev., AMT, 5.00%, 07/01/2034	540	583
Series C, Rev., AMT, 5.00%, 07/01/2048	1,000	1,022
City of Atlanta Department of Aviation, Sustainable Bonds, Series B1, Rev., AMT, 5.00%, 07/01/2035	2,105	2,353
City of Atlanta GA Department of Aviation
Rev., AMT, 5.25%, 07/01/2041	1,775	1,953
Series B1, Rev., AMT, 5.00%, 07/01/2036	700	773
Series B1, Rev., AMT, 5.00%, 07/01/2037	1,290	1,415
City of Atlanta Water & Wastewater Revenue, Subordinated Lien Sustainable Bonds, Rev., 5.00%, 11/01/2045	2,595	2,852
City of Atlanta, Airport Passenger Facility, Subordinated Lien, Series C, Rev., 5.00%, 07/01/2040	2,000	2,093

SEE NOTES TO FINANCIAL STATEMENTS.

JUNE 30, 2026	SIX CIRCLES TRUST	175

Six Circles Tax Aware Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JUNE 30, 2026 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
Georgia — continued
City of Atlanta, Department of Aviation, Airport Revenue, Series B, Rev., AMT, 5.00%, 07/01/2031	1,155	1,220
Cobb County Hospital Authority, Rev., VRDO, LOC: Truist Bank, 2.75%, 07/07/2026 (z)	8,000	8,000
Cobb County Kennestone Hospital Authority, Revenue Anticipation Certificates, Rev., 5.00%, 04/01/2036	500	506
Cobb County Kennestone Hospital Authority, Wellstar Health System, Inc., Rev., 3.00%, 04/01/2037	700	648
Cobb-Marietta Coliseum & Exhibit Hall Authority
Rev., 5.25%, 10/01/2043	2,760	3,108
Rev., 5.25%, 10/01/2044	1,355	1,515
Columbia County Hospital Authority, Anticipation Certificate Wellstar, Rev., 5.13%, 04/01/2053	3,625	3,736
DeKalb County Housing Authority, Kensington Station Project, Series A, Rev., 4.00%, 12/01/2033	10,000	10,129
Development Authority of Burke County (The)
Rev., 2.90%, 12/01/2049 (z)	3,515	3,510
Rev., 3.30%, 12/01/2049 (z)	515	520
Development Authority of Burke County, Georgia Power Co. Plant Vogtle Project, Rev., 3.38%, 11/01/2053 (z)	1,000	1,003
Development Authority of Cobb County, The Northwest Classical Academy Project, Rev., 5.70%, 06/15/2038 (e)	605	614
Development Authority of Monroe County/The, Georgia Power Co. Plant Scherer, Rev., 1.00%, 07/01/2049 (z)	1,785	1,779
Fayette County Development Authority
Rev., 5.00%, 10/01/2036	900	973
Rev., 5.00%, 10/01/2037	925	994
Rev., 5.00%, 10/01/2041	950	999
Rev., 5.00%, 10/01/2043	1,400	1,461
Rev., 5.00%, 10/01/2044	1,250	1,293
Fulton County Residential Care Facilities for the Elderly Authority, Rev., 5.00%, 07/01/2036	525	525
Gainesville & Hall County Development Authority, Rev., VRDO, 2.70%, 07/01/2026 (z)	14,340	14,340
Gainesville & Hall County Hospital Authority
Rev., 5.00%, 10/15/2030	3,500	3,789
Rev., 5.00%, 10/15/2034	7,545	8,473
George L Smith II Congress Center Authority, Convention Center Hotel, Series 2, Rev., 5.00%, 01/01/2054 (e)	1,000	983

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)

Georgia — continued
George L Smith II Congress Center Authority, Convention Center Hotel First
Rev., 4.00%, 01/01/2054	7,850	6,708
Series 1, Rev., 4.00%, 01/01/2036	2,750	2,752
Georgia Housing & Finance Authority
Rev., 4.70%, 12/01/2054	15,000	15,056
Series A, Rev., 2.75%, 12/01/2035	500	454
Series A, Rev., 4.50%, 12/01/2045	2,000	2,009
Series E, Rev., GNMA/FNMA/FHLMC, 4.85%, 12/01/2040	1,000	1,043
Georgia Ports Authority, Rev., 5.25%, 07/01/2043	2,705	2,955
Georgia State Road & Tollway Authority
Rev., 5.00%, 06/01/2027	5,250	5,373
Rev., 5.00%, 06/01/2028	5,500	5,758
Rev., 5.00%, 06/01/2030	6,205	6,752
Homerville Housing Authority, Brookwood Apartments, Rev., 3.45%, 01/01/2028 (z)	530	531
Main Street Energy, Inc., Series C, Rev., 5.00%, 09/01/2036 (w)	3,000	3,152
Main Street Energy, Inc., Energy Project, Series D, Rev., 5.00%, 12/01/2033	6,870	7,263
Main Street Natural Gas, Inc.
Series A, Rev., 4.00%, 07/01/2052 (z)	14,500	14,686
Series A, Rev., 5.00%, 05/15/2033	4,950	5,116
Series A, Rev., 5.00%, 05/15/2043	8,000	8,137
Series A, Rev., 5.00%, 06/01/2053 (z)	15,000	15,782
Series A, Rev., 5.00%, 05/01/2054 (z)	15,925	17,023
Series A, Rev., 5.00%, 06/01/2055 (z)	19,755	21,343
Series A, Rev., 5.50%, 09/15/2028	1,000	1,050
Series B, Rev., 5.00%, 06/01/2028	2,500	2,576
Series B, Rev., 5.00%, 06/01/2029	1,500	1,560
Series B, Rev., 5.00%, 12/01/2052 (z)	5,000	5,217
Series B, Rev., 5.00%, 07/01/2053 (z)	6,000	6,332
Series B, Rev., 5.00%, 12/01/2054 (z)	11,185	12,026
Series B, Rev., 5.00%, 12/01/2055 (z)	5,000	5,315
Series C, Rev., 4.00%, 03/01/2050 (z)	6,350	6,359
Series C, Rev., 4.00%, 05/01/2052 (z)	5,440	5,525
Series C, Rev., 5.00%, 09/01/2053 (z)	1,930	2,053
Series D, Rev., 5.00%, 05/01/2054 (z)	9,500	10,044
Main Street Natural Gas, Inc., Gas Supply, Series C, Rev., 4.00%, 08/01/2052 (e) (z)	32,700	32,830
Main Street Natural Gas, Inc.
Series D, Rev., 5.00%, 04/01/2054 (z)	25,550	27,289
Series E, Rev., 5.00%, 05/01/2055 (z)	25,990	27,720
Metropolitan Atlanta Rapid Transit Authority
Rev., 5.00%, 07/01/2036	8,500	9,633
Series A, Rev., 5.25%, 07/01/2050	4,270	4,617
Metropolitan Atlanta Rapid Transit Authority, Sustainable Bond
Series A, Rev., 5.00%, 07/01/2042	600	678
Series A, Rev., 5.00%, 07/01/2043	3,000	3,326
Series A, Rev., 5.00%, 07/01/2044	3,000	3,303

SEE NOTES TO FINANCIAL STATEMENTS.

176	SIX CIRCLES TRUST	JUNE 30, 2026

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
Georgia — continued
Milledgeville & Baldwin County Development Authority, Georgia College & State University Projects, Rev., 4.00%, 06/15/2037	500	507
Municipal Electric Authority of Georgia
Rev., 5.00%, 01/01/2029	1,000	1,055
Rev., 5.00%, 01/01/2049	2,800	2,814
Rev., 5.00%, 01/01/2056	1,350	1,355
Rev., 5.00%, 01/01/2059	3,855	3,862
Municipal Electric Authority of Georgia, Combined Cycle Project
Series A, Rev., 5.00%, 11/01/2027	250	258
Series A, Rev., 5.00%, 11/01/2029	250	268
Municipal Electric Authority of Georgia, General Resolution Project, Series A, Rev., 4.00%, 01/01/2037	1,125	1,133
Municipal Electric Authority of Georgia, General Resolution Projects, Subordinated, Rev., 5.00%, 01/01/2028	2,830	2,846
Municipal Electric Authority of Georgia, Plant Vogtle Unis 3&4 Project, Rev., 5.00%, 01/01/2059	3,000	3,011
Municipal Electric Authority of Georgia, Plant Vogtle Units 3 and 4 Project
Series A, Rev., 5.00%, 07/01/2033	1,610	1,789
Series A, Rev., 5.00%, 07/01/2035	1,300	1,433
Series A, Rev., 5.00%, 07/01/2036	2,795	3,068
Municipal Electric Authority of Georgia, Plant Vogtle Units 3&4 Project
Rev., 4.00%, 01/01/2036	330	335
Rev., 4.00%, 01/01/2041	1,000	1,003
Rev., 5.00%, 07/01/2027	500	513
Rev., 5.00%, 01/01/2039	1,310	1,342
Rev., BAM, 5.00%, 01/01/2049	13,455	13,641
Rev., 5.00%, 07/01/2053	3,675	3,798
Rev., 5.00%, 07/01/2055	4,615	4,763
Rev., 5.00%, 07/01/2060	2,000	2,000
Rev., 5.50%, 07/01/2063	2,500	2,578
Municipal Electric Authority of Georgia, Power Revenue
Series HH, Rev., 5.00%, 01/01/2033	1,000	1,030
Series HH, Rev., 5.00%, 01/01/2034	1,000	1,029
Municipal Electric Authority of Georgia, Project One Subordinated
Rev., 5.00%, 01/01/2029	1,110	1,171
Rev., 5.00%, 01/01/2037	1,250	1,338
Municipal Electric Authority of Georgia, Project One, Subordinated, Series B, Rev., 4.00%, 01/01/2039	1,400	1,408
Municipal Electric Authority of Georgia, Subordinate General Resolution, Rev., 5.00%, 01/01/2033	1,010	1,113
Municipal Electric Authority of Georgia, Subordinate Project One
Series A, Rev., 5.00%, 01/01/2030	705	756
Series A, Rev., 5.00%, 01/01/2031	1,715	1,870

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)

Georgia — continued
Paulding County Hospital Authority, Anticipation Certificates Wellstar Health
Rev., 5.00%, 04/01/2036	325	354
Rev., 5.00%, 04/01/2038	500	539
Paulding County Hospital Authority/GA Revenue Anticipation Certificates Well, Rev., 5.00%, 04/01/2036	2,260	2,560
Private Colleges & Universities Authority, Emory University, Series B, Rev., 4.00%, 10/01/2038	13,500	13,446
Private Colleges & Universities Authority, Savannah College of Art And Design
Rev., 4.00%, 04/01/2038	1,400	1,413
Rev., 5.00%, 04/01/2027	400	407
Savannah Georgia Convention Center Authority
Rev., 5.25%, 06/01/2061	3,135	3,156
Rev., 5.50%, 06/01/2040 (e)	5,935	6,069
Rev., 5.50%, 06/01/2050	1,220	1,306
Rev., 6.25%, 06/01/2061 (e)	2,400	2,465
State of Georgia, Series E, GO, 5.00%, 12/01/2027	1,570	1,587
State of Georgia, Bidding Group 1, Series A, GO, 5.00%, 07/01/2033	2,000	2,207
State of Georgia, Bidding Group 2, Series A, GO, 4.00%, 07/01/2035	750	783
State of Georgia, Tranche 2, Series A, GO, 5.00%, 07/01/2030	2,000	2,142

		529,141

Guam — 0.0% (g)
Antonio B Won Pat International Airport Authority
Rev., AMT, 5.00%, 10/01/2031	250	264
Rev., AMT, 5.25%, 10/01/2035	550	600
Antonio B. Won Pat International Airport Authority, Rev., AMT, 5.25%, 10/01/2030	750	793
Territory of Guam
Series F, Rev., 4.00%, 01/01/2042	1,000	977
Series G, Rev., 5.00%, 01/01/2034	1,000	1,091
Series G, Rev., 5.00%, 01/01/2035	875	959
Series G, Rev., 5.00%, 01/01/2036	1,000	1,090
Series G, Rev., 5.25%, 01/01/2038	2,000	2,189
Series G, Rev., 5.25%, 01/01/2039	900	980

		8,943

Hawaii — 0.4%
City & County Honolulu HI Wastewater System Revenue
Rev., 5.00%, 07/01/2032	290	326
Rev., 5.00%, 07/01/2039	1,470	1,645
Rev., 5.00%, 07/01/2041	2,945	3,270
Rev., 5.25%, 07/01/2054	6,900	7,329

SEE NOTES TO FINANCIAL STATEMENTS.

JUNE 30, 2026	SIX CIRCLES TRUST	177

Six Circles Tax Aware Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JUNE 30, 2026 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
Hawaii — continued
City & County Honolulu Wastewater System Revenue, Green Bonds Senior Lien, Rev., 5.00%, 07/01/2040	540	595
City & County Honolulu Wastewater System Revenue, Senior First Bond Resolution, Series A, Rev., 5.00%, 07/01/2035	2,110	2,173
City & County of Honolulu
Series A, GO, 5.00%, 09/01/2027	30	31
Series C, GO, 5.00%, 10/01/2028	1,450	1,531
Series C, GO, 5.00%, 10/01/2029	1,000	1,076
City & County of Honolulu Wastewater System Revenue Bonds, Junior Second Bond Resolution, Rev., 5.00%, 07/01/2034	1,000	1,152
City & County of Honolulu, Rail Transit Project
GO, 3.00%, 07/01/2032	430	428
GO, 3.00%, 07/01/2035	1,000	964
State of Hawaii
Series FG, GO, 4.00%, 10/01/2032	2,000	2,005
Series FG, GO, 4.00%, 10/01/2033	3,000	3,006
State of Hawaii Airports System Revenue
Series A, Rev., AMT, 5.00%, 07/01/2032	1,500	1,552
Series A, Rev., AMT, 5.00%, 07/01/2033	1,630	1,684
Series A, Rev., AMT, 5.00%, 07/01/2034	2,000	2,127
Series A, Rev., AMT, 5.00%, 07/01/2035	1,000	1,030
Series A, Rev., AMT, 5.00%, 07/01/2051	1,905	1,945
Series A, Rev., AMT, 5.25%, 07/01/2051	8,630	9,057
Series B, Rev., 5.00%, 07/01/2026	625	625
Series C, Rev., AMT, 5.00%, 07/01/2040	1,000	1,091
State of Hawaii Department of Budget & Finance
Rev., 3.20%, 07/01/2039	11,685	10,340
Rev., 5.00%, 07/01/2034 (e)	1,350	1,378
State of Hawaii Harbor System Revenue
Series A, Rev., AMT, 4.00%, 07/01/2031	250	255
Series A, Rev., AMT, 4.00%, 07/01/2032	500	507
Series A, Rev., AMT, 4.00%, 07/01/2033	750	760
Series A, Rev., AMT, 4.00%, 07/01/2034	3,555	3,593
Series A, Rev., AMT, 5.00%, 07/01/2027	250	255
Series A, Rev., AMT, 5.00%, 07/01/2028	500	519
Series A, Rev., AMT, 5.00%, 07/01/2029	250	263
Series C, Rev., 4.00%, 07/01/2032	200	207

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)

Hawaii — continued
State of Hawaii State Highway Fund
Rev., 5.00%, 01/01/2029	1,000	1,061
Series A, Rev., 5.00%, 01/01/2035	2,000	2,317
Series B, Rev., 5.00%, 01/01/2032	1,250	1,398
Series B, Rev., 5.00%, 01/01/2033	5,590	6,337
Series B, Rev., 5.00%, 01/01/2034	2,480	2,845
State of Hawaii, Airports System Revenue, Series D, Rev., 5.00%, 07/01/2030	1,000	1,089

		77,766

Idaho — 0.1%
Idaho Health Facilities Authority, Trinity Health Credit Group
Rev., 4.00%, 12/01/2043	4,460	4,301
Series A, Rev., 5.00%, 12/01/2047	1,715	1,730
Idaho Housing & Finance Association
Series A, Rev., 5.00%, 08/15/2034	1,130	1,284
Series A, Rev., GNMA/FNMA/FHLMC, 6.00%, 07/01/2054	4,180	4,574
Idaho Housing & Finance Association, Garvee
Series A, Rev., 4.00%, 07/15/2039	1,440	1,451
Series A, Rev., 5.00%, 07/15/2030	1,250	1,353
Idaho Housing & Finance Association, Transportation Expansion & Congestion Mitigation
Rev., 5.00%, 08/15/2038	1,245	1,403
Rev., 5.00%, 08/15/2041	1,545	1,678
Idaho Housing & Finance Association, Transportation Expansion & Mitigation, Rev., 5.00%, 08/15/2037	165	182
Idaho Housing and Finance Association, Series C, Rev., GNMA/FNMA/FHLMC, 5.15%, 07/01/2045	1,500	1,564
Spring Valley Community Infrastructure District No. 1, Assessment Area Two, Special Assessment, 6.25%, 09/01/2053 (e)	1,120	1,158

		20,678

Illinois — 5.4%
Chicago Board of Education
GO, 5.00%, 12/01/2032	600	611
Series A, GO, 5.00%, 12/01/2026	10	10
Series A, GO, 5.00%, 12/01/2041	1,000	991
Series A, GO, 5.00%, 12/01/2042	10,000	9,715
Series D, GO, 5.00%, 12/01/2046	7,500	7,106
Chicago Board of Education Dedicated Capital Improvement Tax
Rev., 5.75%, 04/01/2048	4,000	4,207
Rev., 6.00%, 04/01/2046	3,480	3,522
Chicago Board of Education, Capital Appreciation School Reform
Series A, GO, NATL, Zero Coupon, 12/01/2029	1,220	1,079

SEE NOTES TO FINANCIAL STATEMENTS.

178	SIX CIRCLES TRUST	JUNE 30, 2026

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
Illinois — continued
Series B1, GO, NATL, Zero Coupon, 12/01/2028	500	459
Series B1, GO, NATL, Zero Coupon, 12/01/2029	1,105	977
Chicago Board of Education, Dedicated
Series H, GO, 5.00%, 12/01/2036	2,000	2,005
Series H, GO, 5.00%, 12/01/2046	1,000	949
Chicago Midway International Airport, Series B, Rev., 5.00%, 01/01/2045	7,225	7,706
Chicago Midway International Airport, Senior
Series C, Rev., AMT, 5.00%, 01/01/2028	2,825	2,919
Series C, Rev., AMT, 5.00%, 01/01/2034	6,000	6,569
Series C, Rev., AMT, 5.00%, 01/01/2040	2,610	2,770
Chicago Midway International Airport, Senior Lien
Series A, Rev., BAM, AMT, 5.00%, 01/01/2033	2,400	2,618
Series A, Rev., AMT, 5.00%, 01/01/2034	1,660	1,817
Chicago O’Hare International Airport
Rev., 5.00%, 01/01/2052	4,030	4,040
Rev., 5.25%, 01/01/2053	5,000	5,239
Series C, Rev., AMT, 5.00%, 01/01/2032	4,000	4,368
Series C, Rev., AMT, 5.00%, 01/01/2036	1,500	1,658
Series D, Rev., 5.25%, 01/01/2042	6,670	6,726
Chicago O’Hare International Airport, General Senior Lien, Series B, Rev., 5.00%, 01/01/2053	4,895	4,949
Chicago O’Hare International Airport, Senior Lien
Series A, Rev., 4.00%, 01/01/2035	3,500	3,554
Series A, Rev., AMT, 5.00%, 01/01/2039	2,000	2,057
Series A, Rev., 5.00%, 01/01/2048	6,190	6,501
Series A, Rev., AMT, 5.00%, 01/01/2053	3,000	3,011
Series A, Rev., 5.25%, 01/01/2061	5,000	5,227
Series E, Rev., BAM, AMT, 5.00%, 01/01/2060	16,170	16,245
Series E, Rev., AMT, 5.50%, 01/01/2048	15,850	16,960
Series F, Rev., BAM, 4.25%, 01/01/2047	2,180	2,141
Chicago O’Hare International Airport, Senior Lien Customer Facility, Rev., BAM, 5.25%, 01/01/2042	1,465	1,583
Chicago Park District
GO, 5.00%, 01/01/2047	1,750	1,828
Series C, GO, BAM, 4.00%, 01/01/2041	1,485	1,462
Chicago Transit Authority Capital Grant Receipts Revenue, Section 5357, Rev., 5.00%, 06/01/2028	1,000	1,041
Chicago Transit Authority Sales Tax Receipts Fund
Rev., 5.00%, 12/01/2046	4,780	4,795
Series A, Rev., 5.00%, 12/01/2037	2,000	2,222

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)

Illinois — continued
Series A, Rev., 5.00%, 12/01/2045	6,500	6,683
Series A, Rev., BAM, 5.00%, 12/01/2046	4,500	4,679
Series A, Rev., 5.00%, 12/01/2049	9,510	9,882
Chicago Transit Authority Sales Tax Receipts Fund, Second Lien
Rev., 5.00%, 12/01/2051	4,750	4,759
Series A, Rev., 4.00%, 12/01/2049	4,000	3,635
Series A, Rev., 5.00%, 12/01/2052	2,500	2,554
Series A, Rev., 5.00%, 12/01/2055	2,000	2,019
Series A, Rev., 5.00%, 12/01/2059	10,860	11,073
Series A, Rev., 5.25%, 12/01/2051	1,500	1,581
Series A, Rev., 5.50%, 12/01/2056	10,450	11,147
City of Aurora Waterworks & Sewerage Revenue, Series B, Rev., 4.00%, 12/01/2034	1,565	1,566
City of Berwyn, Series A, GO, 5.00%, 12/01/2029	1,000	1,002
City of Chicago
Series A, GO, 5.00%, 01/01/2027	5,500	5,534
Series A, GO, 5.00%, 01/01/2034	4,500	4,636
Series A, GO, 5.50%, 01/01/2049	6,325	6,359
Series A, GO, 6.00%, 01/01/2050	2,000	2,107
Series B, GO, 4.00%, 01/01/2038 (e)	521	489
Series B, GO, 5.00%, 01/01/2029	1,000	1,028
Series B, GO, 5.00%, 01/01/2034	3,555	3,723
Series C, GO, Zero Coupon, 01/01/2027 (p)	500	492
Series E, GO, 6.00%, 01/01/2045	1,500	1,619
City of Chicago IL, Series A, GO, 5.00%, 01/01/2042	2,000	2,016
City of Chicago IL Wastewater Transmission Revenue
Rev., 5.00%, 01/01/2036	1,000	1,091
Rev., BAM, 5.00%, 01/01/2041	1,000	1,078
Rev., BAM, 5.00%, 01/01/2042	785	844
Rev., BAM, 5.00%, 01/01/2043	1,125	1,207
Rev., 5.25%, 01/01/2058	1,910	1,985
City of Chicago IL Waterworks Revenue
Rev., 5.00%, 11/01/2031	665	727
Rev., 5.00%, 11/01/2037	1,000	1,079
City of Chicago Special Assessment Revenue, Lakeshore East Project
Special Assessment, 2.69%, 12/01/2026 (e)	210	209
Special Assessment, 3.04%, 12/01/2028 (e)	270	265
City of Chicago Wastewater Transmission Revenue, Second Lien
Series A, Rev., 5.25%, 01/01/2042	2,300	2,321
Series B, Rev., 5.00%, 01/01/2037	1,050	1,139
Series B, Rev., 5.00%, 01/01/2039	2,000	2,158
City of Chicago Wastewater Transmission Revenue, Second Lien Wastewater Transmission Revenue Bonds, Rev., BAM, 5.00%, 01/01/2044	1,500	1,601

SEE NOTES TO FINANCIAL STATEMENTS.

JUNE 30, 2026	SIX CIRCLES TRUST	179

Six Circles Tax Aware Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JUNE 30, 2026 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
Illinois — continued
City of Chicago Waterworks Revenue, Series A, Rev., BAM, 5.00%, 11/01/2064	5,000	5,155
City of Chicago Waterworks Revenue, Second Lien
Series B, Rev., 5.00%, 11/01/2032	1,000	1,107
Series B, Rev., 5.00%, 11/01/2038	1,000	1,076
Series B, Rev., 5.00%, 11/01/2039	1,000	1,072
City of Chicago Waterworks Revenue,
Series A, Rev., 5.00%, 11/01/2044	3,000	3,248
Series A, Rev., 5.00%, 11/01/2047	2,000	2,109
Series A, Rev., 5.00%, 11/01/2064	1,820	1,858
Series A, Rev., BAM, 5.25%, 11/01/2061	5,000	5,249
City of Chicago Waterworks Revenue, Series C, Rev., 5.00%, 11/01/2036	1,390	1,563
City of Chicago, Chicago Recovery Plan, Series A, GO, 5.00%, 01/01/2044	9,415	9,408
City of Chicago, Chicago Works
Series A, GO, 5.50%, 01/01/2039	1,180	1,233
Series A, GO, 5.50%, 01/01/2040	1,000	1,042
Series A, GO, 5.50%, 01/01/2041	1,000	1,024
Series A, GO, 5.50%, 01/01/2043	1,500	1,531
City of Chicago, Wastewater Transmission Revenue, Second Lien
Series A, Rev., 5.25%, 01/01/2048	7,260	7,614
Series B, Rev., 5.00%, 01/01/2027	1,000	1,011
Series B, Rev., 5.00%, 01/01/2029	300	316
Series B, Rev., 5.00%, 01/01/2038	1,940	2,099
City of Chicago, Waterworks Revenue, Second Lien
Series A, Rev., 5.25%, 11/01/2048	1,500	1,581
Series B, Rev., 4.00%, 11/01/2040	4,320	4,332
Series B, Rev., 5.00%, 11/01/2028	300	315
Series B, Rev., 5.00%, 11/01/2031	400	440
Series B, Rev., 5.00%, 11/01/2033	2,350	2,586
City of Granite City, Waste Management, Inc., Rev., AMT, 1.25%, 05/01/2027	5,000	4,875
City of Joliet IL Waterworks & Sewerage Revenue
Rev., BAM, 5.00%, 01/01/2041	1,000	1,085
Rev., BAM, 5.00%, 01/01/2042	800	865
Rev., BAM, 5.00%, 01/01/2043	695	751
Cook County Community College District No. 508, GO, BAM, 5.50%, 12/01/2051	1,275	1,372
Cook County Community College District No. 508, City Colleges of Chicago
GO, BAM, 5.00%, 12/01/2041	3,000	3,214
GO, BAM, 5.00%, 12/01/2042	2,000	2,134
Cook County Community Consolidated School District No. 34 Glenview, GO, 4.00%, 12/01/2029	2,000	2,087
Cook County High School District No. 214 Arlington Heights, GO, 4.00%, 12/01/2026	1,910	1,921

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)

Illinois — continued
Cook County School District No. 28
GO, 5.00%, 12/01/2038	2,820	3,181
GO, 5.00%, 12/01/2039	2,965	3,314
GO, 5.00%, 12/01/2041	3,265	3,624
GO, 5.00%, 12/01/2043	3,605	3,960
Cook County School District No. 87 Berkeley, GO, 3.00%, 12/01/2034	1,500	1,444
Cook County Township High School District No. 201 J. Sterling Morton
GO, 5.00%, 06/01/2037	1,000	1,135
GO, 5.00%, 06/01/2038	1,150	1,297
GO, 5.00%, 06/01/2040	2,680	2,990
GO, 5.00%, 06/01/2042	1,400	1,544
Cook County, Community School District No. 97, Oak Park, GO, 4.00%, 01/01/2034	2,000	2,036
County of Cook
Series A, GO, 5.00%, 11/15/2026	4,900	4,938
Series A, GO, 5.00%, 11/15/2033	250	277
County of Cook IL Sales Tax Revenue, Rev., 5.00%, 11/15/2031	2,000	2,210
County of Cook Sales Tax Revenue
Rev., 4.00%, 11/15/2037	3,500	3,509
Rev., 4.00%, 11/15/2038	1,545	1,544
Series A, Rev., 4.00%, 11/15/2039	2,000	1,987
Series A, Rev., 4.00%, 11/15/2040	5,250	5,164
Series A, Rev., 5.25%, 11/15/2045	2,500	2,653
County of Cook, Sales Tax Revenue, Series A, Rev., 5.00%, 11/15/2038	1,240	1,316
County of Will, GO, 4.00%, 11/15/2047	7,000	6,495
Du Page & Will Counties Community School District No. 204 Indian Prairie, GO, 5.00%, 01/15/2045	5,000	5,331
Illinois Development Finance Authority, Rev., AMT, 3.45%, 11/01/2044 (z)	1,225	1,227
Illinois Development Finance Authority, State Vincent De Paul Center Project, Rev., 2.85%, 11/15/2039 (z)	2,000	1,982
Illinois Finance Authority
Rev., 4.00%, 02/15/2041 (p)	1,730	1,744
Rev., 4.25%, 07/01/2041	690	697
Rev., AMT, 4.80%, 12/01/2043 (e) (z)	14,225	14,732
Rev., 5.00%, 04/01/2036	3,000	3,347
Rev., 5.00%, 07/01/2042	750	833
Rev., 5.13%, 11/01/2046 (e)	1,000	1,017
Rev., 5.25%, 04/01/2038	3,250	3,652
Rev., 5.25%, 04/01/2040	1,660	1,742
Rev., 5.25%, 04/01/2043	1,200	1,237
Series A, Rev., 4.00%, 07/15/2036	710	723
Series A, Rev., 4.00%, 07/15/2039	3,000	2,972
Series A, Rev., 5.00%, 07/01/2034 (p)	2,500	2,500
Series A, Rev., 5.00%, 11/15/2035	4,615	5,220
Series A, Rev., 5.00%, 08/15/2047	3,005	3,083
Series B2, Rev., 5.00%, 05/15/2050 (z)	2,550	2,552
Series B, Rev., 5.00%, 07/01/2034	2,170	2,487

SEE NOTES TO FINANCIAL STATEMENTS.

180	SIX CIRCLES TRUST	JUNE 30, 2026

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
Illinois — continued
Illinois Finance Authority, Acero Charter Schools, Inc., Rev., 4.00%, 10/01/2042 (e)	500	449
Illinois Finance Authority, Advocate Health Care Network Project, Rev., 4.00%, 11/01/2030	1,290	1,310
Illinois Finance Authority, Ann & Robert H. Lurie Child, Rev., 4.00%, 08/15/2037	500	495
Illinois Finance Authority, Ann & Robert H. Lurie Children’s Hospital of Chicago, Rev., 5.00%, 08/15/2035	1,610	1,638
Illinois Finance Authority, CenterPoint Intermodal Center, Rev., AMT, 4.13%, 12/01/2043 (e) (z)	15,000	15,013
Illinois Finance Authority, DePaul College Prep Foundation, Rev., 5.50%, 08/01/2043 (e)	1,360	1,450
Illinois Finance Authority, Edward Elmhurst Healthcare, Rev., 5.00%, 01/01/2032 (p)	1,690	1,709
Illinois Finance Authority, Green Bond, Rev., 4.00%, 07/01/2038	4,160	4,201
Illinois Finance Authority, Green Bonds
Rev., 4.00%, 01/01/2033	8,190	8,446
Rev., 4.00%, 07/01/2040	1,500	1,506
Illinois Finance Authority, Health Services Facility Lease Revenue, Provident Group UIC Surgery
Rev., 4.00%, 10/01/2040	1,750	1,699
Rev., 5.00%, 10/01/2032	750	788
Illinois Finance Authority, Illinois State Clean Water Initiative, Green Bond, Rev., 5.00%, 01/01/2028	100	104
Illinois Finance Authority, Northshore University Health System
Rev., 4.00%, 08/15/2037	1,000	988
Rev., 5.00%, 08/15/2035	750	799
Illinois Finance Authority, Northwestern Memorial HealthCare, Rev., 4.00%, 07/15/2047	14,000	12,651
Illinois Finance Authority, OSF Healthcare System
Rev., 4.00%, 05/15/2050	1,000	868
Series A, Rev., 5.00%, 11/15/2045	11,255	11,258
Illinois Finance Authority, Plymouth Place, Inc., Rev., 5.00%, 05/15/2041	400	404
Illinois Finance Authority, Senior Graduate and Professors, Rev., AMT, 4.25%, 07/01/2046	1,300	1,304
Illinois Finance Authority, Southern Illinois Healthcare, Rev., 5.00%, 03/01/2031	2,135	2,155
Illinois Finance Authority, Swedish Covenant Hospital, Rev., 5.00%, 08/15/2032 (p)	4,000	4,010

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)

Illinois — continued
Illinois Finance Authority, The Carle Foundation
Series A, Rev., 3.00%, 08/15/2048	2,850	2,210
Series A, Rev., 4.00%, 08/15/2038	1,615	1,593
Series B, Rev., 5.00%, 08/15/2053 (z)	285	309
Illinois Finance Authority, UChicago Medicine
Rev., 5.00%, 08/15/2052 (z)	875	890
Series A, Rev., 5.00%, 08/15/2047	28,845	29,585
Illinois Finance Authority, University Chicago Medical Center, Series B, Rev., 4.00%, 08/15/2041	1,665	1,652
Illinois Finance Authority, University of Chicago
Series A, Rev., 5.00%, 10/01/2034	1,750	1,992
Series A, Rev., 5.00%, 10/01/2035	1,400	1,605
Series A, Rev., 5.25%, 05/15/2048	2,000	2,107
Illinois Housing Development Authority
Rev., HUD, 3.15%, 07/01/2029 (z)	425	426
Series B, Rev., 3.15%, 08/01/2029 (z)	145	146
Series C, Rev., FHA, 0.80%, 07/01/2026	270	270
Series D, Rev., GNMA/FNMA/FHLMC, 3.75%, 04/01/2050	605	607
Series G, Rev., GNMA/FNMA/FHLMC, 6.25%, 04/01/2056	3,635	4,106
Illinois Housing Development Authority, Island Terrace Apartments, Rev., 2.80%, 08/01/2028 (z)	695	694
Illinois Housing Development Authority, Social Bonds
Series A, Rev., GNMA FNMA FHLMC COLL, 3.00%, 04/01/2051	1,925	1,907
Series B, Rev., GNMA FNMA FHLMC COLL, 3.00%, 04/01/2051	215	213
Series H, Rev., GNMA FNMA FHLMC COLL, 5.75%, 10/01/2053	510	542
Illinois Housing Development Authority, Sustainable Bonds
Series A, Rev., VRDO, FHA, 2.71%, 07/07/2026 (z)	4,000	4,000
Series A, Rev., GNMA/FNMA/FHLMC, 6.00%, 10/01/2054	660	711
Series C, Rev., GNMA/FNMA/FHLMC, 6.50%, 10/01/2056	8,695	9,995
Series D, Rev., GNMA/FNMA/FHLMC COLL, 5.50%, 10/01/2053	1,390	1,494
Illinois Housing Development Authority, Sustainable Bonds
Series C, Rev., GNMA/FNMA/FHLMC, 4.85%, 04/01/2049	4,670	4,755
Series E, Rev., GNMA/FNMA/FHLMC, 6.50%, 10/01/2056 (w)	12,615	14,503
Series I, Rev., GNMA/FNMA/FHLMC, 6.00%, 10/01/2055	1,040	1,148
Series N, Rev., GNMA/FNMA/FHLMC, 6.25%, 04/01/2054	8,175	8,843

SEE NOTES TO FINANCIAL STATEMENTS.

JUNE 30, 2026	SIX CIRCLES TRUST	181

Six Circles Tax Aware Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JUNE 30, 2026 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
Illinois — continued
Illinois Municipal Electric Agency, Series A, Rev., 5.00%, 02/01/2035	10,000	11,427
Illinois Sports Facilities Authority (The), State Tax Supported
Rev., 5.00%, 06/15/2030	500	526
Rev., 5.25%, 06/15/2031	225	230
Rev., 5.25%, 06/15/2032	5,000	5,108
Illinois State Toll Highway Authority
Rev., 5.00%, 01/01/2047	1,000	1,066
Series A, Rev., 4.00%, 01/01/2044	1,000	984
Series A, Rev., 4.00%, 01/01/2046	14,950	14,387
Series A, Rev., 5.00%, 01/01/2028	100	104
Series A, Rev., 5.00%, 01/01/2040	4,500	4,505
Series A, Rev., 5.00%, 01/01/2043	4,000	4,271
Series A, Rev., 5.00%, 01/01/2044	6,580	6,822
Series B, Rev., 5.00%, 01/01/2029	100	100
Series B, Rev., 5.00%, 01/01/2040	8,480	8,490
Series C, Rev., 5.00%, 01/01/2039	6,750	6,758
Illinois State Toll Highway Authority, Senior
Series A, Rev., 5.00%, 01/01/2029	800	847
Series A, Rev., 5.00%, 12/01/2031	5,115	5,124
Series A, Rev., 5.00%, 01/01/2036	1,300	1,473
Series A, Rev., 5.00%, 01/01/2037	800	901
Series A, Rev., 5.25%, 01/01/2043	2,315	2,556
Series B, Rev., 5.00%, 01/01/2028	4,000	4,150
Series B, Rev., 5.00%, 01/01/2041	3,870	3,874
Illinois State Toll Highway Authority, Toll Highway Revenue
Series A, Rev., 5.00%, 01/01/2036	1,000	1,081
Series A, Rev., 5.00%, 01/01/2037	1,555	1,676
Kane & DeKalb Counties Community Unit School District No. 302 Kaneland
Series B, GO, 5.00%, 02/01/2038 (w)	1,060	1,185
Series B, GO, 5.00%, 02/01/2039 (w)	3,230	3,590
Kane & DuPage Counties Community Unit School District No. 303 St Charles
GO, 4.00%, 01/01/2041	2,110	2,128
GO, 4.00%, 01/01/2042	2,210	2,221
Macon County School District No. 61 Decatur, Series A, GO, 4.00%, 12/01/2036	5,000	5,032
Macon County, School District No. 61 Decatur
GO, 4.00%, 01/01/2040	1,420	1,419
GO, 4.00%, 01/01/2045	3,000	2,924
Metropolitan Pier & Exposition Authority
Rev., NATL, Zero Coupon, 06/15/2031	1,500	1,273
Rev., NATL, Zero Coupon, 12/15/2031	5,000	4,164
Rev., NATL, Zero Coupon, 12/15/2034	500	369
Rev., 5.00%, 12/15/2036	540	588
Rev., 5.00%, 12/15/2037	1,090	1,180
Rev., 5.00%, 06/15/2050	14,550	14,682
Metropolitan Pier & Exposition Authority Revenue, McCormick Place Expansion, Rev., 5.00%, 06/15/2042	5,645	5,852

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)

Illinois — continued
Metropolitan Pier & Exposition Authority, Capital Appreciation McCormick
Rev., NATL, Zero Coupon, 12/15/2035	500	353
Rev., NATL, Zero Coupon, 06/15/2036	6,000	4,143
Rev., NATL, Zero Coupon, 06/15/2037	500	329
Rev., Zero Coupon, 06/15/2044	500	235
Series B, Rev., Zero Coupon, 06/15/2027	4,310	4,194
Metropolitan Pier & Exposition Authority, Capital Appreciation McCormick Project, Rev., NATL, Zero Coupon, 06/15/2028	4,250	4,003
Metropolitan Pier & Exposition Authority, McCormick Expansion Project, Series B, Rev., 5.00%, 12/15/2027	125	125
Metropolitan Pier & Exposition Authority, McCormick Place
Rev., Zero Coupon, 06/15/2037	1,175	772
Rev., Zero Coupon, 06/15/2041	1,750	932
Metropolitan Pier & Exposition Authority, McCormick Place Expansion
Rev., Zero Coupon, 12/15/2035	3,200	2,260
Rev., 4.00%, 12/15/2042	1,000	975
Rev., 4.00%, 06/15/2050	1,000	891
Metropolitan Pier & Exposition Authority, McCormick Place Expansion Project
Rev., 5.00%, 06/15/2053	3,000	3,000
Rev., 5.00%, 06/15/2057	1,760	1,765
Metropolitan Water Reclamation District of Greater Chicago, Green Bond, Series C, GO, 5.00%, 12/01/2045	3,000	3,013
Metropolitan Water Reclamation District of Greater Chicago, Green Bonds, Series E, GO, 5.00%, 12/01/2036	2,065	2,080
Northeastern Illinois University
COP, BAM, 5.00%, 07/01/2027	1,195	1,216
COP, BAM, 5.00%, 07/01/2029	1,075	1,131
COP, BAM, 5.00%, 07/01/2034	1,310	1,428
COP, BAM, 5.00%, 07/01/2035	1,035	1,127
COP, BAM, 5.50%, 07/01/2040	1,150	1,259
Northern Illinois University, Auxiliary Facilities Systems Revenue Bonds, Rev., BAM, 4.00%, 10/01/2041	825	794
Northern Illinois University, Board of Trustees Auxiliary Facilities, Rev., BAM, 4.00%, 10/01/2033	1,000	1,011
Northern Illinois University, Sustainable Bond
COP, BAM, 4.25%, 04/01/2044	1,000	982
COP, BAM, 5.50%, 04/01/2049	1,250	1,317
Regional Transportation Authority, Series A, Rev., NATL, 6.00%, 07/01/2029	8,600	9,008
Sales Tax Securitization Corp.
Series A, Rev., 5.00%, 01/01/2036	5,000	5,642
Series A, Rev., 5.00%, 01/01/2040	5,000	5,511

SEE NOTES TO FINANCIAL STATEMENTS.

182	SIX CIRCLES TRUST	JUNE 30, 2026

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
Illinois — continued
Series A, Rev., 5.00%, 01/01/2041	4,000	4,369
Series A, Rev., 5.00%, 01/01/2048	2,000	2,015
Sales Tax Securitization Corp., Second Lien
Series A, Rev., 4.00%, 01/01/2039	3,000	2,975
Series A, Rev., 5.00%, 01/01/2036	5,000	5,584
Series A, Rev., BAM, 5.00%, 01/01/2037	750	789
Series A, Rev., 5.00%, 01/01/2037	3,370	3,739
Series C, Rev., 5.00%, 01/01/2029	850	897
Series C, Rev., 5.00%, 01/01/2032	1,400	1,529
Sangamon County School District No. 186 Springfield, Series D, GO, BAM, 5.50%, 06/01/2066	3,880	4,118
Southwestern Illinois Development Authority, Pontiac-William Holliday Sd#10 Project, Rev., BAM, 5.00%, 12/01/2035	1,000	1,128
Southwestern Illinois Development Authority, Southwestern Il Flood Prevention, Rev., 4.00%, 10/15/2035	1,215	1,232
State of Illinois
GO, 4.00%, 06/01/2032	1,980	1,981
GO, 4.00%, 06/01/2034	4,485	4,486
GO, 4.00%, 06/01/2035	1,000	1,000
GO, 4.00%, 06/01/2036	485	485
GO, 5.00%, 01/01/2028	6,810	6,821
GO, 5.00%, 02/01/2028	1,050	1,065
GO, 5.00%, 01/01/2029	2,085	2,088
GO, 5.00%, 02/01/2029	1,450	1,488
GO, 5.00%, 02/01/2030	1,460	1,563
GO, 5.00%, 05/01/2041	850	909
GO, 5.50%, 05/01/2030	2,000	2,111
Series A, GO, 4.00%, 03/01/2041	250	242
Series A, GO, 5.00%, 11/01/2026	1,360	1,370
Series A, GO, 5.00%, 03/01/2027	855	868
Series A, GO, 5.00%, 03/01/2028	1,500	1,555
Series A, GO, 5.00%, 03/01/2030	1,000	1,072
Series A, GO, 5.00%, 03/01/2046	1,000	1,023
Series A, GO, 5.50%, 03/01/2042	1,500	1,618
Series A, GO, 5.50%, 03/01/2047	2,690	2,830
Series B, GO, 4.00%, 10/01/2033	2,000	2,024
Series B, GO, 5.00%, 10/01/2029	1,000	1,065
Series B, GO, 5.00%, 10/01/2031	5,000	5,375
Series B, GO, 5.00%, 05/01/2040	11,000	11,830
Series B, GO, 5.50%, 05/01/2039	250	265
Series B, GO, 5.50%, 05/01/2047	2,500	2,631
Series C, GO, 4.00%, 10/01/2037	2,000	1,994
Series C, GO, 5.00%, 11/01/2029	4,200	4,326
Series C, GO, 5.25%, 04/01/2044	5,000	5,414
Series C, GO, 5.25%, 10/01/2047	3,000	3,106
Series D, GO, 5.00%, 11/01/2026	1,980	1,995
Series D, GO, 5.00%, 11/01/2027	6,080	6,259
Series D, GO, 5.00%, 11/01/2028	2,500	2,575
State of Illinois Sales Tax Revenue, Series A, Rev., BAM, 4.00%, 06/15/2029	2,250	2,325

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)

Illinois — continued
State of Illinois Sales Tax Revenue, Junior Obligation
Series A, Rev., BAM, 4.00%, 06/15/2031	1,500	1,560
Series A, Rev., 5.00%, 06/15/2039	3,500	3,868
Series A, Rev., 5.00%, 06/15/2040	4,675	5,139
Series A, Rev., 5.00%, 06/15/2041	6,245	6,835
Series B, Rev., 5.00%, 06/15/2040	5,000	5,459
State of Illinois, Build America Bonds
GO, 6.90%, 03/01/2035	1,000	1,075
GO, 7.35%, 07/01/2035	2,857	3,054
State of Illinois, Rebuild Illinois Program, Series B, GO, 4.00%, 11/01/2039	1,500	1,472
University of Illinois Auxiliary Facilities System, Rev., 5.25%, 04/01/2041	4,390	4,875
Village of Rosemont, Series A, GO, BAM, 5.00%, 12/01/2042	10,000	10,420
Will County Community High School District No. 210 Lincoln-Way, GO, BAM, 4.00%, 01/01/2037	13,775	13,985
Will County Community Unit School District No. 209-U Wilmington, GO, 5.50%, 02/01/2038	1,195	1,267

		978,147

Indiana — 1.3%
City of Carmel IN Waterworks Revenue, Rev., BAM, 5.25%, 05/01/2051	1,375	1,434
City of Fishers Sewage Works Revenue, Rev., BAM, 4.00%, 07/01/2047	1,000	966
City of Valparaiso, Pratt Paper (In) LLC, Rev., AMT, 4.88%, 01/01/2044 (e)	3,000	3,098
City of Whiting, BP Products North America
Rev., AMT, 4.00%, 12/01/2044 (z)	10,380	10,574
Rev., AMT, 4.00%, 11/01/2047 (z)	6,230	6,346
Rev., AMT, 4.40%, 11/01/2045 (z)	6,000	6,226
Rev., AMT, 4.40%, 03/01/2046 (z)	4,500	4,668
Evansville Waterworks District, Series A, Rev., BAM, 5.00%, 07/01/2042	925	985
Indiana Finance Authority
Rev., 5.00%, 11/15/2038	4,000	4,480
Rev., 5.00%, 11/15/2040	6,000	6,635
Rev., 5.00%, 02/01/2041	725	808
Rev., 5.00%, 08/15/2051	2,500	2,512
Rev., 5.25%, 10/01/2044	5,000	5,472
Series E, Rev., 5.00%, 10/01/2035	5,000	5,730
Series E, Rev., 5.00%, 10/01/2038	6,000	6,727
Indiana Finance Authority, Citizens Water Westfield Project, Series A, Rev., 4.00%, 10/01/2048	1,500	1,381
Indiana Finance Authority, Community Foundation of Northwest Industry, Rev., 5.00%, 09/01/2036	1,000	1,003

SEE NOTES TO FINANCIAL STATEMENTS.

JUNE 30, 2026	SIX CIRCLES TRUST	183

Six Circles Tax Aware Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JUNE 30, 2026 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
Indiana — continued
Indiana Finance Authority, Community Health Network
Series A, Rev., 5.00%, 05/01/2036	10,000	11,286
Series A, Rev., 5.00%, 05/01/2046	2,900	3,050
Series A, Rev., 5.00%, 05/01/2047	1,765	1,838
Indiana Finance Authority, DePauw University Project, Series A, Rev., 5.00%, 07/01/2047	8,000	8,065
Indiana Finance Authority, Duke Energy Indian, Rev., AMT, 4.50%, 05/01/2035 (z)	3,305	3,329
Indiana Finance Authority, First Lien CWA Authority Project
Rev., 5.00%, 10/01/2033	1,250	1,418
Rev., 5.00%, 10/01/2034	955	1,091
Rev., 5.00%, 10/01/2035	1,250	1,425
Rev., 5.00%, 10/01/2040	1,250	1,386
Rev., 5.00%, 10/01/2041	500	553
Indiana Finance Authority, Franciscan Alliance Inc., Rev., VRDO, 2.60%, 07/01/2026 (z)	15,000	15,000
Indiana Finance Authority, Green Bonds CWA Authority Project, Rev., 4.00%, 10/01/2037	1,440	1,455
Indiana Finance Authority, IN University Health Obligation Group, Rev., 4.00%, 12/01/2040	7,000	6,718
Indiana Finance Authority, Indiana University Health, Series A, Rev., 5.00%, 10/01/2053	3,000	3,096
Indiana Finance Authority, Margaret Mary Health
Rev., 5.50%, 03/01/2044	2,650	2,803
Rev., 5.75%, 03/01/2054	4,050	4,198
Indiana Finance Authority, Marion General Hospital, Series A, Rev., 4.00%, 07/01/2040	5,060	4,892
Indiana Finance Authority, Ohio Valley Electric Corp., Rev., 3.00%, 11/01/2030	1,110	1,091
Indiana Finance Authority, Ohio Valley Electric Corp. Project
Series A, Rev., 4.25%, 11/01/2030	2,000	2,065
Series B, Rev., 2.50%, 11/01/2030	905	871
Indiana Finance Authority, Second Lien, CWA Authority Project, Rev., 5.00%, 10/01/2035	3,000	3,274
Indiana Finance Authority, United States Steel Corp., Series A, Rev., 4.13%, 12/01/2026	145	145
Indiana Finance Authority, University of Evansville, Rev., 5.25%, 09/01/2037	1,150	1,189
Indiana Finance Authority, Valley Electric Corporation Project, Series B, Rev., 3.00%, 11/01/2030	905	889

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)

Indiana — continued
Indiana Finance Authority, Valparaiso University Project, Rev., 4.00%, 10/01/2034	1,315	1,181
Indiana Health & Educational Facilities Financing Authority, Rev., 4.00%, 11/15/2046	3,400	3,128
Indiana Housing & Community Development Authority
Series A, Rev., GNMA/FNMA/FHLMC, 3.00%, 07/01/2051	330	327
Series B1, Rev., GNMA/FNMA/FHLMC, 4.90%, 07/01/2045	2,265	2,352
Indiana Housing & Community Development Authority, Social Bonds
Series A1, Rev., GNMA/FNMA/FHLMC COLL, 5.75%, 07/01/2053	195	205
Series A, Rev., GNMA/FNMA/FHLMC COLL, 3.00%, 07/01/2052	640	629
Series C1, Rev., GNMA/FNMA/FHLMC, 3.00%, 01/01/2052	30	30
Indiana Housing & Community Development Authority, Sustainable Bond, Series A1, Rev., GNMA/FNMA/FHLMC, 4.50%, 07/01/2044	4,000	4,016
Indiana Municipal Power Agency
Series A, Rev., 5.00%, 01/01/2029	400	422
Series A, Rev., 5.00%, 01/01/2042	8,435	8,435
Series C, Rev., 5.00%, 01/01/2036	1,025	1,025
Indiana Secondary Market for Education Loans, Inc., Series 1A, Rev., AMT, 4.00%, 06/01/2046	315	308
Indiana University, Rev., 5.00%, 06/01/2034	2,665	3,057
Indianapolis Local Public Improvement Bond Bank
Rev., AMT, 5.00%, 01/01/2033	3,750	4,125
Rev., 5.00%, 01/15/2040	3,350	3,685
Series A, Rev., 3.84%, 02/01/2054	1,000	909
Series A, Rev., 4.00%, 06/01/2036	5,000	5,089
Series A, Rev., 4.00%, 06/01/2041	9,000	8,973
Indianapolis Local Public Improvement Bond Bank, Airport Authority, Series A1, Rev., AMT, 5.00%, 01/01/2028	200	200
Indianapolis Local Public Improvement Bond Bank, Indianapolis Airport, Rev., AMT, 5.00%, 01/01/2029	2,855	2,997
Indianapolis Local Public Improvement Bond Bank, Indianapolis Airport Authority
Rev., AMT, 5.00%, 01/01/2029	4,245	4,456
Rev., AMT, 5.00%, 01/01/2031	3,500	3,777
Indianapolis Local Public Improvement Bond Bank, Metropolitan Thoroughfare District, Series D, Rev., 4.00%, 01/01/2041	10,000	10,095

SEE NOTES TO FINANCIAL STATEMENTS.

184	SIX CIRCLES TRUST	JUNE 30, 2026

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
Indiana — continued
Indianapolis Local Public Improvement Bond Bank, Senior, Convention Center Hotel
Rev., 5.50%, 03/01/2038	2,150	2,317
Rev., 6.00%, 03/01/2053	2,050	2,143
IPS Multi-School Building Corp.
Rev., 5.00%, 07/15/2043	1,275	1,378
Rev., 5.00%, 07/15/2044	1,175	1,260
Northern Indiana Commuter Transportation District, Rev., 5.25%, 01/01/2049	1,500	1,611
Northwestern School Building Corp.
Rev., 6.00%, 07/15/2040	700	778
Rev., 6.00%, 07/15/2041	900	994
Purdue University
Series A, Rev., 5.00%, 07/01/2027	1,500	1,538
Series A, Rev., 5.00%, 07/01/2036	405	462
Westfield-Washington Multi-School Building Corp.
Series A, Rev., BAM, 5.25%, 07/15/2037	2,800	3,172
Series A, Rev., BAM, 5.25%, 07/15/2038	2,220	2,498
Series A, Rev., BAM, 5.25%, 07/15/2043	1,550	1,700
Series B, Rev., BAM, 5.00%, 07/15/2036	2,375	2,657
Series B, Rev., BAM, 5.25%, 07/15/2037	1,650	1,870

		243,971

Iowa — 0.6%
Iowa Finance Authority
Rev., VRDO, GNMA/FNMA/FHLMC, 2.67%, 07/07/2026 (z)	2,000	2,000
Rev., GNMA/FNMA/FHLMC, 4.00%, 07/01/2039	3,545	3,555
Rev., GNMA/FNMA/FHLMC, 4.50%, 07/01/2044	5,665	5,689
Series D, Rev., GNMA/FNMA/FHLMC, 3.50%, 01/01/2049	175	175
Iowa Finance Authority, Alcoa, Inc. Project, Rev., 4.75%, 08/01/2042	16,000	16,005
Iowa Finance Authority, Iowa Fertilizer Company Project
Rev., 4.00%, 12/01/2050 (p) (z)	5,905	6,333
Rev., 5.00%, 12/01/2050 (p)	19,910	22,509
Iowa Finance Authority, Lifespace Communities, Inc., Rev., 5.00%, 05/15/2044	3,000	3,061
Iowa Finance Authority, Lifespace Communities, Inc. Series A, Rev., 5.00%, 05/15/2036	2,245	2,394
Iowa Finance Authority, Single Family Mortgage Series B, Rev., VRDO, GNMA/FNMA/FHLMC, 2.67%, 07/07/2026 (z)	2,000	2,000

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)

Iowa — continued
Iowa Finance Authority, Social Bond, Series A, Rev., GNMA/FNMA/FHLMC, 3.00%, 01/01/2052	1,305	1,293
Iowa Finance Authority, Social Bonds, Series A, Rev., GNMA/FNMA/FHLMC, 3.00%, 01/01/2047	880	871
Iowa Finance Authority, Sustainable Bond Mortgage Backed, Rev., GNMA/FNMA/FHLMC, 4.50%, 07/01/2044	2,000	2,008
Iowa Finance Authority, Sustainable Bond Mortgage Backed Securities Program, Rev., GNMA/FNMA/FHLMC, 4.55%, 07/01/2045	1,220	1,221
Iowa Student Loan Liquidity Corp.
Series B, Rev., AMT, 4.50%, 12/01/2045	2,110	2,130
Series B, Rev., AMT, 5.00%, 12/01/2030	1,000	1,061
PEFA, Inc., Rev., 5.00%, 09/01/2049 (z)	12,945	12,991
PEFA, Inc., Gas Project, Series A, Rev., 5.00%, 04/01/2035	19,160	20,428
Southeast Polk Community School District, Series A, GO, 5.00%, 05/01/2028	5,185	5,416

		111,140

Kansas — 0.3%
Butler County Unified School District No. 385 Andover, Refunding and School Building, GO, 5.00%, 09/01/2032 (p)	1,000	1,029
City of Lawrence KS, Rev., 4.00%, 07/01/2036	1,500	1,504
City of Manhattan, Meadowlark Hills, Series A, Rev., 4.00%, 06/01/2036	1,000	977
City of Wichita KS, Rev., 5.25%, 05/15/2039	2,460	2,491
Johnson County Unified School District No. 233 Olathe, Series A, GO, BAM, 5.00%, 09/01/2045	5,000	5,445
Johnson County Unified School District No. 512 Shawnee Mission, Series A, GO, 4.00%, 10/01/2043	2,000	2,015
Kansas Development Finance Authority, Series F, Rev., 2.95%, 09/01/2059 (z)	2,240	2,238
Kansas Development Finance Authority, Gateway Plaza Series B, Rev., FHA HUD, 4.00%, 04/01/2029 (z)	5,500	5,595
Riley County Unified School District No. 383 Manhattan-Ogden, Series A, GO, 5.00%, 09/01/2034 (p)	1,000	1,028
State of Kansas Department of Transportation, Series A, Rev., 5.00%, 09/01/2029	9,000	9,654
University of Kansas Hospital Authority, University Kansas Health System, Rev., 5.00%, 03/01/2047 (p)	3,865	3,928
University of Kansas Hospital Authority, Unrefunded University Kansas Health System, Rev., 5.00%, 03/01/2047	7,350	7,377

SEE NOTES TO FINANCIAL STATEMENTS.

JUNE 30, 2026	SIX CIRCLES TRUST	185

Six Circles Tax Aware Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JUNE 30, 2026 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
Kansas — continued
Wyandotte County Unified School District No. 203 Piper
Series A, GO, 5.00%, 09/01/2040	900	969
Series A, GO, 5.25%, 09/01/2052	1,000	1,045

		45,295

Kentucky — 1.6%
City of Henderson, Pratt Paper LLC Project, Rev., AMT, 4.45%, 01/01/2042 (e)	1,685	1,704
City of Pikeville, University of Pikeville, Rev., BAN, 3.80%, 08/01/2028 (w)	635	635
County of Carroll, Kentucky Utilities Company Project
Rev., 1.55%, 09/01/2042 (z)	2,000	1,992
Rev., AMT, 1.75%, 10/01/2034 (z)	1,000	996
County of Carroll, Utilities Company Project, Rev., AMT, 2.00%, 02/01/2032	8,620	7,695
County of Trimble, Kentucky Utilities Co., Rev., AMT, 4.70%, 06/01/2054 (z)	8,000	8,034
County of Trimble, Louisville Gas & Electric, Rev., 0.63%, 09/01/2026	605	601
County of Trimble, Louisville Gas & Electricity, Rev., AMT, 1.35%, 11/01/2027	8,100	7,851
County of Trimble, Louisville Gas and Electric, Rev., AMT, 4.70%, 06/01/2054 (z)	6,665	6,723
County of Trimble, Louisville Gas and Electric Company, Rev., AMT, 1.30%, 09/01/2044 (z)	4,500	4,382
County of Warren, Bowling Green Warren County, Rev., 5.25%, 04/01/2049	5,000	5,238
Fayette County School District, Series A, GO, BAM, 5.00%, 06/01/2042	10,000	10,813
Fayette County School District Finance Corp., Series A, Rev., 4.00%, 05/01/2038	3,000	2,966
Kenton County Airport Board, Rev., AMT, 5.00%, 01/01/2032	1,175	1,283
Kentucky Bond Development Corp., Baptist Healthcare System, Rev., 5.00%, 08/15/2055 (z)	1,650	1,831
Kentucky Bond Development Corp., Centre College, Rev., 4.00%, 06/01/2040	420	414
Kentucky Bond Development Corp., Collegiate Housing Foundation Bowling Green
Rev., 5.00%, 07/01/2065	5,500	5,541
Rev., 5.25%, 07/01/2061	2,000	2,070
Kentucky Bond Development Corp., University of Kentucky Central Utility Plant Project,
Rev., 5.00%, 10/31/2044	1,750	1,887
Rev., 5.25%, 10/31/2045	1,500	1,634
Rev., 5.25%, 10/31/2046	1,700	1,842
Kentucky Economic Development Finance Authority, Series A, Rev., 5.00%, 08/01/2044	4,090	4,186

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)

Kentucky — continued
Kentucky Economic Development Finance Authority, Baptist Healthcare System, Series B, Rev., 5.00%, 08/15/2041	9,550	9,677
Kentucky Economic Development Finance Authority, Commonspirit Health, Series A, Rev., 5.00%, 08/01/2044	3,500	3,582
Kentucky Economic Development Finance Authority, Norton Healthcare, Inc.
Series B, Rev., NATL, Zero Coupon, 10/01/2026 (p)	4,305	4,273
Series B, Rev., NATL, Zero Coupon, 10/01/2027 (p)	2,195	2,119
Kentucky Economic Development Finance Authority, Owensboro Health, Series A, Rev., 5.00%, 06/01/2045	1,000	1,002
Kentucky Economic Development Finance Authority, Senior Next Generation Information
Rev., 4.25%, 07/01/2035	2,645	2,646
Rev., 5.00%, 07/01/2040	5,000	5,004
Rev., 5.00%, 01/01/2045	3,295	3,297
Kentucky Higher Education Student Loan Corporation, Series A1, Rev., AMT, 4.75%, 06/01/2040	1,145	1,166
Kentucky Housing Corp.
Rev., HUD, 3.15%, 05/01/2030 (z)	4,125	4,137
Rev., GNMA/FNMA/FHLMC, 6.25%, 01/01/2055	1,015	1,099
Series A, Rev., GNMA/FNMA/FHLMC, 6.00%, 07/01/2056	5,000	5,521
Series A, Rev., GNMA/FNMA/FHLMC, 6.25%, 07/01/2054	2,185	2,407
Series E, Rev., GNMA/FNMA/FHLMC, 6.25%, 07/01/2055	2,440	2,658
Kentucky Housing Corp., Beecher Terrace Phase IV, Rev., HUD, 5.00%, 09/01/2043 (z)	1,015	1,017
Kentucky Public Energy Authority
Rev., 5.00%, 01/01/2055 (z)	5,510	5,825
Series A1, Rev., 4.00%, 08/01/2052 (z)	2,570	2,608
Series A1, Rev., 5.25%, 04/01/2054 (z)	24,200	25,898
Series A2, Rev., (United States SOFR * 0.67 + 1.20%), 3.63%, 08/01/2052 (aa)	2,500	2,512
Series A, Rev., 5.00%, 06/01/2034	18,045	18,757
Series A, Rev., 5.00%, 05/01/2055 (z)	10,285	10,799
Series C, Rev., 4.00%, 02/01/2050 (z)	10,885	11,017
Series C, Rev., 5.00%, 05/01/2036	10,000	10,536
Kentucky State Property & Building Commission
Series A, Rev., 5.00%, 09/01/2042	4,000	4,427
Series A, Rev., 5.00%, 09/01/2043	12,000	13,223
Kentucky State Property & Building Commission, Project No. 131, Series A, Rev., 5.00%, 10/01/2041	1,500	1,652

SEE NOTES TO FINANCIAL STATEMENTS.

186	SIX CIRCLES TRUST	JUNE 30, 2026

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
Kentucky — continued
Kentucky State Property & Building Commission, Project No.135
Series A, Rev., 5.00%, 03/01/2044 (w)	7,500	8,239
Series A, Rev., 5.00%, 03/01/2045 (w)	2,500	2,722
Kentucky State Property & Buildings Commission, Project No. 132, Series A, Rev., 5.00%, 04/01/2044	9,000	9,817
Kentucky State University, Kentucky State University Project
COP, BAM, 4.00%, 11/01/2033	145	150
COP, BAM, 4.00%, 11/01/2035	135	139
COP, BAM, 4.00%, 11/01/2036	155	158
COP, BAM, 4.00%, 11/01/2038	650	659
Louisville and Jefferson County Metropolitan Government, Louisville Gas And Electric Co. Project, Series A, Rev., 0.90%, 09/01/2026	2,750	2,736
Louisville and Jefferson County Metropolitan Government, Norton Healthcare, Inc., Rev., 5.00%, 10/01/2031	670	673
Louisville and Jefferson County Metropolitan Government, UofL Health Project, Series A, Rev., 5.00%, 05/15/2052	11,345	11,060
Louisville/Jefferson County Metropolitan Government, Louisville Gas & Electric, Rev., 2.00%, 10/01/2033	1,000	867
Louisville/Jefferson County Metropolitan Government, Louisville Gas & Electric Co. Project, Rev., AMT, 1.35%, 11/01/2027	2,000	1,936
Louisville/Jefferson County Metropolitan Government, Louisville Gas & Electric Comp, Rev., 3.80%, 02/01/2035 (w)	1,080	1,080
Louisville/Jefferson County Metropolitan Government, UofL Health Project, Series A, Rev., 5.00%, 05/15/2047	3,180	3,183
Louisville-Jefferson County Metropolitan Government, Norton Healthcare, Inc., Rev., 5.00%, 10/01/2033	2,000	2,007
Public Energy Authority of Kentucky, Series A, Rev., 5.25%, 06/01/2055 (z)	6,095	6,458
Rural Water Financing Agency, Public Projects Construction, Rev., 3.70%, 05/01/2027	4,000	4,000
University of Kentucky, Rev., 4.00%, 10/01/2036	5,000	4,988

		298,049

Louisiana — 1.0%
City of Lafayette, Utilities Revenue Electric Project, Rev., 5.00%, 11/01/2046	5,000	5,335
City of New Orleans LA, GO, 5.00%, 12/01/2039	2,000	2,112
City of Shreveport LA Water & Sewer Revenue
Rev., 5.00%, 12/01/2036	2,260	2,536
Rev., 5.00%, 12/01/2039	2,300	2,541

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)

Louisiana — continued
Consolidated Government of the City of Baton Rouge & Parish of East Baton Rouge, Sales Tax, Rev., 5.00%, 08/01/2027	1,400	1,439
East Baton Rouge Sewerage Commission, Series A, Rev., 1.30%, 02/01/2041 (z)	4,500	4,305
Ernest N Morial New Orleans Exhibition Hall Authority, Special Tax, 5.25%, 07/15/2048	6,000	6,214
Lakeshore Villages Master Community Development District, Parish of St. Tammany, Special Assessment, 3.20%, 06/01/2041 (e)	630	522
Louisiana Housing Corp.
Rev., FHA, 3.15%, 04/01/2030 (z)	650	650
Rev., HUD, 3.20%, 08/01/2029 (z)	310	311
Series C, Rev., GNMA/FNMA/FHLMC, 6.25%, 06/01/2055	1,600	1,765
Louisiana Housing Corp., Capstone at The Oaks Project, Rev., 3.20%, 06/01/2046 (z)	2,700	2,701
Louisiana Housing Corp., Home Ownership Program, Rev., GNMA/FNMA/FHLMC COLL, 5.75%, 06/01/2054	370	397
Louisiana Local Government Environmental Facilities & Community Development Authority, Entergy Louisiana LLC Project
Rev., 2.00%, 06/01/2030	2,755	2,595
Rev., 2.50%, 04/01/2036	6,185	5,385
Louisiana Local Government Environmental Facilities & Community Development Authority, Subordinate, East Baton Rouge
Rev., 5.00%, 02/01/2036	640	705
Rev., 5.00%, 02/01/2041	1,560	1,673
Louisiana Local Government Environmental Facilities & Community Development Authority, Westlake Chemical Corp. Project, Rev., 3.50%, 11/01/2032	3,685	3,618
Louisiana Local Government Environmental Facilities & Community Development Authority, Woman’s Hospital Foundation Project, Rev., 5.00%, 10/01/2044	1,050	1,062
Louisiana Public Facilities Authority
Rev., AMT, 4.38%, 05/01/2053 (e) (z)	10,000	10,085
Rev., 5.25%, 07/01/2050	3,500	3,699
Rev., AMT, 5.50%, 09/01/2054	4,000	4,128
Rev., AMT, 5.75%, 09/01/2064	8,000	8,344
Louisiana Public Facilities Authority, I-10 Calcasieu River Bridge, Rev., AMT, 5.00%, 09/01/2066	6,330	6,223
Louisiana Public Facilities Authority, Loyola University Project
Rev., 4.00%, 10/01/2038	2,560	2,418
Rev., 5.25%, 10/01/2048	5,100	5,149

SEE NOTES TO FINANCIAL STATEMENTS.

JUNE 30, 2026	SIX CIRCLES TRUST	187

Six Circles Tax Aware Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JUNE 30, 2026 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
Louisiana — continued
Louisiana Public Facilities Authority, Ochsner Clinic Foundation Project, Rev., 5.00%, 05/15/2046	2,310	2,315
Louisiana Public Facilities Authority, Ochsner Clinic Foundation Project
Rev., 5.00%, 05/15/2042	1,000	1,006
Rev., 5.00%, 05/15/2047	805	805
Louisiana Stadium & Exposition District, Series A, Rev., 5.00%, 07/01/2043	4,995	5,345
Louisiana Stadium & Exposition District, Senior Bonds
Series A, Rev., 5.00%, 07/01/2042	5,460	5,867
Series A, Rev., 5.00%, 07/01/2048	2,500	2,589
Series A, Rev., 5.25%, 07/01/2053	7,500	7,793
New Orleans Aviation Board
Rev., AMT, 5.00%, 01/01/2032	1,440	1,557
Rev., AMT, 5.00%, 01/01/2033	1,000	1,091
Rev., AMT, 5.25%, 01/01/2041	3,500	3,781
New Orleans Aviation Board, General Airport, Series D2, Rev., AMT, 5.00%, 01/01/2033	1,100	1,108
New Orleans Aviation Board, General Airport North Terminal
Series B, Rev., AMT, 5.00%, 01/01/2038	1,000	1,006
Series B, Rev., AMT, 5.00%, 01/01/2048	5,000	5,004
Parish of St James LA, Rev., 3.70%, 08/01/2041 (e) (z)	3,320	3,367
Parish of St John the Baptist, Marathon Oil Corp. Project, Rev., 3.00%, 06/01/2037 (w) (z)	30,105	30,164
Parish of St. John the Baptist, Marathon Oil Corporation, Rev., 3.30%, 06/01/2037 (z)	10,430	10,637
Port New Orleans Board of Commissioners, Series E, Rev., AMT, 5.00%, 04/01/2039	1,170	1,206
St. Tammany Parish Hospital Service District No. 1
Series A, Rev., 5.00%, 07/01/2032	1,615	1,672
Series A, Rev., 5.00%, 07/01/2034	1,655	1,708

		173,933

Maine — 0.2%
Finance Authority of Maine, Casella Waste Systems, Rev., AMT, 4.63%, 12/01/2047 (e) (z)	745	778
Finance Authority of Maine, Supplemental Educational Loan Program, Series A1, Rev., AMT, 2.38%, 12/01/2033	705	619
Maine Health & Higher Educational Facilities Authority
Series A, Rev., 4.38%, 07/01/2048	2,100	2,095
Series A, Rev., 5.25%, 07/01/2049	1,930	2,044

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)

Maine — continued
Maine Health & Higher Educational Facilities Authority, Maine Healthcare
Series A, Rev., 4.00%, 07/01/2046	4,000	3,231
Series A, Rev., 5.00%, 07/01/2041	6,030	5,886
Series A, Rev., 5.00%, 07/01/2046	7,645	7,326
Maine State Housing Authority, Social Bonds, Series D, Rev., 3.00%, 11/15/2051	475	470
Maine State Housing Authority, Sustainable Bonds
Series A, Rev., 4.15%, 11/15/2041	3,000	3,003
Series A, Rev., 6.00%, 11/15/2056	3,055	3,374
Maine Turnpike Authority
Rev., 4.00%, 07/01/2045	9,000	8,929
Rev., 5.00%, 07/01/2028	2,000	2,099

		39,854

Maryland — 1.5%
City of Baltimore MD, Rev., 4.88%, 06/01/2042	1,275	1,312
City of Baltimore, Wastewater Projects, Series A, Rev., 5.00%, 07/01/2049	5,000	5,094
City of Baltimore, Water Project, Series A, Rev., 5.00%, 07/01/2050	3,200	3,274
City of Brunswick, Brunswick Crossing Special Tax, Special Tax, 4.00%, 07/01/2029	415	416
City of Hyattsville MD, Special Tax, 5.00%, 07/01/2031	2,120	2,122
County of Baltimore, GO, 4.00%, 03/01/2042	10,300	10,308
County of Harford
Series A, GO, 5.00%, 10/01/2033	5,485	6,278
Series B, GO, 5.00%, 09/15/2032	2,150	2,429
Series B, GO, 5.00%, 09/15/2033	2,190	2,506
County of Howard, Series D, GO, 5.00%, 02/15/2030	3,000	3,118
County of Montgomery, Series B, GO, 4.00%, 11/01/2028	1,500	1,554
County of Montgomery MD
GO, 2.00%, 08/01/2039	2,000	1,564
Rev., 5.00%, 12/01/2045	5,000	5,006
County of Montgomery, Trinity Health Credit Group
Rev., 4.00%, 12/01/2044	3,000	2,886
Rev., 5.00%, 12/01/2044	1,650	1,652
County of Prince George’s MD, Series A, GO, 5.00%, 08/01/2041	2,435	2,731
Maryland Community Development Administration
Series B, Rev., 3.00%, 09/01/2051	90	89
Series D, Rev., 3.25%, 09/01/2050	1,265	1,258
Maryland Community Development Administration, Community Dev Admin Social Bonds, Rev., GNMA/FNMA/FHLMC COLL, 4.95%, 09/01/2042	1,430	1,508

SEE NOTES TO FINANCIAL STATEMENTS.

188	SIX CIRCLES TRUST	JUNE 30, 2026

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
Maryland — continued
Maryland Community Development Administration, Residential
Series A, Rev., 3.75%, 03/01/2050	715	716
Series B, Rev., AMT, 4.50%, 09/01/2048	610	616
Maryland Community Development Administration, Social Bonds
Series C, Rev., 3.00%, 09/01/2051	3,451	3,404
Series C, Rev., GNMA/FNMA/FHLMC COLL, 5.75%, 09/01/2054	375	397
Maryland Community Development Administration, Sustainable Bonds, Series E, Rev., GNMA/FNMA/FHLMC, 6.25%, 03/01/2054	4,130	4,462
Maryland Economic Development Corp., Rev., 5.00%, 06/01/2043	5,000	5,482
Maryland Economic Development Corp., Core Natural Resources, Inc., Rev., 5.00%, 07/01/2048 (e) (z)	1,510	1,631
Maryland Economic Development Corp., Green Bond Purple Line Light, Rev., AMT, 5.25%, 06/30/2052	2,000	2,016
Maryland Economic Development Corp., Morgan State University Project
Rev., 4.00%, 07/01/2040	665	644
Rev., 5.38%, 07/01/2038	1,250	1,344
Maryland Economic Development Corp., Port Covington Project, Tax Allocation, 3.25%, 09/01/2030	1,105	1,076
Maryland Economic Development Corp., Transportation Facilities Project, Series A, Rev., 5.00%, 06/01/2035	1,000	1,028
Maryland Health & Higher Educational Facilities Authority
Series C, Rev., 5.25%, 07/01/2050	8,650	9,122
Series C, Rev., 5.50%, 07/01/2055	1,500	1,609
Maryland Health & Higher Educational Facilities Authority, Adventist Healthcare
Rev., 4.00%, 01/01/2038	2,020	1,981
Rev., 5.00%, 01/01/2036	4,580	4,775
Maryland Health & Higher Educational Facilities Authority, Doctors Community Hospital, Rev., 5.00%, 07/01/2034	2,000	2,023
Maryland Health & Higher Educational Facilities Authority, Lifebridge Health, Rev., 4.00%, 07/01/2041	2,315	2,315
Maryland Health & Higher Educational Facilities Authority, Medstar Health Issue
Series A, Rev., 5.00%, 05/15/2042	3,000	3,030
Series A, Rev., 5.00%, 05/15/2045	9,565	9,634
Maryland Health & Higher Educational Facilities Authority, The Johns Hopkins Health, Rev., VRDO, LOC: Bank of America NA, 2.50%, 07/01/2026 (z)	1,900	1,900

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)

Maryland — continued
Maryland Health & Higher Educational Facilities Authority, UPMC Health System, Series B, Rev., 4.00%, 04/15/2050	3,000	2,736
Maryland Stadium Authority, Built To Learn Act
Rev., 5.00%, 06/01/2039	4,135	4,586
Rev., 5.00%, 06/01/2040	4,150	4,579
Maryland State Transportation Authority Passenger Facility Charge Revenue, Rev., AMT, 4.00%, 06/01/2039	5,145	5,102
State of Maryland
GO, 5.00%, 06/01/2036	5,000	5,688
Series A, GO, 5.00%, 08/01/2027	425	437
Series A, GO, 5.00%, 06/01/2029	4,000	4,283
Series A, GO, 5.00%, 06/01/2040	12,000	13,514
State of Maryland Department of Transportation
Rev., 3.00%, 10/01/2030	1,500	1,501
Rev., 5.00%, 10/01/2031	2,330	2,544
Series C, Rev., 5.00%, 11/01/2029	1,730	1,868
State of Maryland Department of Transportation, Baltimore Washington International
Rev., AMT, 4.00%, 08/01/2038	965	966
Rev., AMT, 4.00%, 08/01/2039	1,160	1,150
State of Maryland, Bidding Group 1
Series B, GO, 5.00%, 08/01/2026	4,000	4,007
Series B, GO, 5.00%, 08/01/2027	1,030	1,059
State of Maryland, Bidding Group 2
Series A, GO, 5.00%, 06/01/2038	5,495	6,255
Series B, GO, 5.00%, 08/01/2028	695	732
Series B, GO, 5.00%, 08/01/2029	3,000	3,223
State of Maryland, Department of Transportation, Series A, Rev., 4.00%, 04/01/2038	9,215	9,460
State of Maryland, Group 1, Series A, GO, 5.00%, 08/01/2028	1,500	1,579
State of Maryland, Local Facilities Loan, Series A, GO, 5.00%, 08/01/2028	5,000	5,263
State of Maryland, State & Local Facilities Loan of 2022, GO, 5.00%, 06/01/2033	1,000	1,120
State of Maryland, State & Local Facilities Loan of 2025, GO, 5.00%, 06/01/2031	4,150	4,611
University System of Maryland
Series A, Rev., 4.00%, 04/01/2051	1,500	1,421
Series A, Rev., 5.00%, 04/01/2027	4,160	4,240
Series A, Rev., 5.00%, 04/01/2028	2,135	2,232
Series B, Rev., 5.00%, 04/01/2027	9,650	9,834
Series B, Rev., 5.00%, 04/01/2028	7,105	7,426
Washington Suburban Sanitary Commission
Rev., CNTY GTD, 2.13%, 06/01/2036	7,885	6,717
Rev., CNTY GTD, 3.00%, 06/01/2038	4,550	4,258
Rev., CNTY GTD, 5.00%, 06/01/2029	2,000	2,140
Rev., CNTY GTD, 5.00%, 06/01/2036	6,575	7,700
Rev., CNTY GTD, 5.00%, 06/01/2039	14,160	15,911

SEE NOTES TO FINANCIAL STATEMENTS.

JUNE 30, 2026	SIX CIRCLES TRUST	189

Six Circles Tax Aware Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JUNE 30, 2026 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
Maryland — continued
Washington Suburban Sanitary Commission, Consolidated Public Improvement
Rev., CNTY GTD, 3.00%, 06/01/2035	3,045	2,985
Rev., CNTY GTD, 3.00%, 06/01/2037	5,180	4,911
Rev., CNTY GTD, 5.00%, 06/01/2029	1,500	1,571
Rev., CNTY GTD, 5.00%, 06/01/2038	5,000	5,635

		277,554

Massachusetts — 1.9%
Boston Water & Sewer Commission, Senior Bonds, Series B, Rev., 4.00%, 11/01/2039	1,570	1,603
City of Brockton, GO, 4.00%, 08/01/2047	3,145	2,987
Collegiate Charter School of Lowell, Rev., 5.00%, 06/15/2049	1,250	1,226
Commonwealth of Massachusetts
GO, 4.00%, 09/01/2036	11,765	11,770
GO, 4.00%, 07/01/2037	10,000	10,002
GO, 4.00%, 09/01/2044	13,020	13,008
GO, 4.00%, 05/01/2045	10,000	9,837
Rev., NATL, 5.50%, 01/01/2034 (p)	1,500	1,717
Series B, GO, 5.00%, 11/01/2041	9,000	9,956
Series C, GO, 5.00%, 10/01/2049	10,000	10,532
Series D, GO, 5.00%, 10/01/2053	10,000	10,431
Series E, GO, 4.00%, 09/01/2043	10,000	10,000
Series E, GO, 5.00%, 11/01/2047	5,000	5,274
Series G, GO, 5.00%, 12/01/2042	2,090	2,340
Commonwealth of Massachusetts Transportation Fund Revenue
Series A, Rev., 4.00%, 06/01/2038	3,525	3,540
Series A, Rev., 5.00%, 06/01/2044	4,935	5,404
Commonwealth of Massachusetts, Consolidated Loan
Series A, GO, 5.00%, 01/01/2041	1,500	1,653
Series A, GO, 5.00%, 01/01/2054	2,000	2,085
Commonwealth of Massachusetts, Consolidated Loans, Series E, GO, 5.00%, 11/01/2050	17,175	17,711
Commonwealth of Massachusetts, Taxable Sustainable Bonds, Series A, Rev., 3.77%, 07/15/2029	5,000	4,933
Massachusetts Bay Transportation Authority Sales Tax Revenue, Series B, Rev., 5.00%, 07/01/2044	4,235	4,684
Massachusetts Bay Transportation Authority Sales Tax Revenue, Senior Bond, Series B, Rev., 5.25%, 07/01/2050	2,680	2,905
Massachusetts Bay Transportation Authority Senior Sales Tax Bond, Senior, Series A1, Rev., 4.00%, 07/01/2053	2,750	2,580
Massachusetts Bay Transportation Authority, Subordinated Sales Tax Bonds, Series A1, Rev., 4.00%, 07/01/2051	5,000	4,710
Massachusetts Clean Water Trust (The), Sustainable Bonds
Rev., 5.00%, 02/01/2033	1,000	1,140
Rev., 5.00%, 02/01/2038	250	278

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)

Massachusetts — continued
Massachusetts Development Finance Agency
Rev., 4.00%, 02/15/2036	3,530	3,827
Rev., 5.00%, 07/01/2050	4,045	4,262
Rev., 5.50%, 10/01/2045	2,000	2,093
Rev., 5.50%, 07/01/2050	7,500	8,203
Series E, Rev., 5.00%, 07/01/2031	1,980	1,981
Series E, Rev., 5.00%, 07/01/2034	5,000	5,003
Massachusetts Development Finance Agency, Beth Israel Lahey Health Issue, Rev., 5.00%, 07/01/2032	4,385	4,851
Massachusetts Development Finance Agency, Boston Medical Center, Rev., 5.25%, 07/01/2052	5,100	5,154
Massachusetts Development Finance Agency, Boston University Issue Series A2, Rev., 5.00%, 10/01/2065 (z)	7,700	8,718
Massachusetts Development Finance Agency, Boston University Ser, Rev., 5.00%, 10/01/2042 (w) (z)	19,810	21,779
Massachusetts Development Finance Agency, Dana Farber Cancer Institute
Rev., 5.00%, 12/01/2040	3,000	3,322
Rev., 5.00%, 12/01/2047	6,000	6,303
Massachusetts Development Finance Agency, Emerson College, Series A, Rev., 5.00%, 01/01/2047	6,075	6,072
Massachusetts Development Finance Agency, Gingercare Living, Inc., Rev., 4.75%, 12/01/2029 (e)	1,700	1,700
Massachusetts Development Finance Agency, Green Bond, Boston Medical Center, Rev., 5.00%, 07/01/2044	2,840	2,841
Massachusetts Development Finance Agency, Lahey Health System, Series F, Rev., 5.00%, 08/15/2045	10,000	10,004
Massachusetts Development Finance Agency, Lowell General Hospital, Series G, Rev., 5.00%, 07/01/2044	4,000	3,973
Massachusetts Development Finance Agency, Mass General Brigham
Series D, Rev., 5.00%, 07/01/2047	8,010	8,453
Series D, Rev., 5.00%, 07/01/2054	8,000	8,317
Massachusetts Development Finance Agency, Milford Regional Medical Center, Rev., 5.00%, 07/15/2046 (p)	1,000	1,088
Massachusetts Development Finance Agency, Northeastern University Issue, Rev., 5.00%, 10/01/2044	2,000	2,130
Massachusetts Development Finance Agency, Suffolk University Project, Rev., 4.00%, 07/01/2051	1,250	1,052
Massachusetts Development Finance Agency, UMass Memorial Health Care, Rev., 5.00%, 07/01/2044	1,000	1,004

SEE NOTES TO FINANCIAL STATEMENTS.

190	SIX CIRCLES TRUST	JUNE 30, 2026

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
Massachusetts — continued
Massachusetts Educational Financing Authority
Rev., AMT, 4.25%, 07/01/2032	50	50
Rev., AMT, 5.00%, 07/01/2029	2,250	2,384
Rev., AMT, 5.00%, 07/01/2032	585	623
Rev., AMT, 5.50%, 07/01/2055	4,000	4,048
Massachusetts Educational Financing Authority, Educational Loan Revenue Bonds, Rev., AMT, 2.00%, 07/01/2037	130	108
Massachusetts Educational Financing Authority, Senior, Series B, Rev., AMT, 5.00%, 07/01/2029	1,400	1,483
Massachusetts Educational Financing Authority, Senior Bonds, Series B, Rev., AMT, 5.00%, 07/01/2029	2,650	2,808
Massachusetts Educational Financing Authority, Senior Issue M, Series B, Rev., AMT, 3.63%, 07/01/2038	1,135	1,118
Massachusetts Educational Financing Authority, Subordinate Bonds Issue, Rev., AMT, 5.25%, 07/01/2056	2,620	2,645
Massachusetts Health & Educational Facilities Authority, Series F3, Rev., VRDO, LOC: TD Bank NA, 2.50%, 07/07/2026 (z)	5,550	5,550
Massachusetts Housing Finance Agency, Social Bond, Series 220, Rev., GNMA/FNMA/FHLMC, 3.00%, 12/01/2050	2,005	1,980
Massachusetts Housing Finance Agency, Social Bonds
Series 223, Rev., GNMA/FNMA/FHLMC, 3.00%, 06/01/2047	700	691
Series 227, Rev., GNMA/FNMA/FHLMC COLL, 4.70%, 12/01/2043	2,250	2,301
Massachusetts Housing Finance Agency, Sustainability Bond
Series C1, Rev., 2.65%, 12/01/2034	1,000	886
Series D3, Rev., FHA HUD, 3.35%, 06/01/2027	570	570
Massachusetts Housing Finance Agency, Sustainable Bond, Series 234, Rev., GNMA/FNMA/FHLMC, 4.50%, 12/01/2044	575	575
Massachusetts Port Authority
Rev., AMT, 4.00%, 07/01/2046	8,000	7,552
Rev., AMT, 5.00%, 07/01/2049	2,735	2,768
Series E, Rev., AMT, 5.00%, 07/01/2031	1,495	1,627
Series E, Rev., AMT, 5.00%, 07/01/2032	2,000	2,170
Series E, Rev., AMT, 5.00%, 07/01/2051	3,000	3,046
Massachusetts Port Authority, Green Bonds
Series A, Rev., AMT, 5.00%, 07/01/2031	925	1,007
Series A, Rev., AMT, 5.00%, 07/01/2038	2,580	2,770
Series A, Rev., AMT, 5.00%, 07/01/2040	3,500	3,732

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)

Massachusetts — continued
Massachusetts School Building Authority, Rev., 5.00%, 02/15/2038	1,105	1,259
Massachusetts Water Resources Authority, Sustainable Bond, Rev., 5.00%, 08/01/2026 (p)	515	516
Massachusetts Water Resources Authority, Sustainable Bonds, Series D, Rev., 5.00%, 08/01/2039	4,675	5,389
Massachusetts Water Resources Authority, Unrefunded Sustainable Bond, Rev., 5.00%, 08/01/2026	485	486
Tender Option Bond Trust Receipts/Certificates, Series 2016-XM0232, Rev., LIQ: Bank of America NA, 2.74%, 07/01/2032 (e) (z)	6,010	6,010
Town of Tyngsborough, GO, 4.00%, 10/15/2045	1,955	1,956
Town of Watertown MA, GO, 4.00%, 06/15/2050	1,850	1,809
University of Massachusetts Building Authority, Series 2021, Rev., 5.00%, 11/01/2026	5,000	5,040

		349,393

Michigan — 1.8%
City of Detroit Sewage Disposal System Revenue, Floating Rate Notes Refunding System Libor D, Rev., (CME Term SOFR 3 Month * 0.67 + 0.60%), 3.25%, 07/01/2032 (aa)	1,000	998
City of Detroit, Social Bonds
Series A, GO, 4.00%, 04/01/2041	500	490
Series A, GO, 5.00%, 04/01/2039	115	121
Series A, GO, 5.00%, 04/01/2046	35	36
Series A, GO, 5.00%, 04/01/2050	30	30
City of Grand Rapids MI, GO, 5.00%, 04/01/2054	2,700	2,808
City of Warren
GO, 5.00%, 11/01/2043	1,430	1,559
GO, 5.00%, 11/01/2044	1,015	1,099
Detroit Downtown Development Authority, Tax Allocation, 5.00%, 07/01/2048	995	1,036
East Grand Rapids Public School District, Series II, GO, Q-SBLF, 5.00%, 05/01/2043	1,155	1,281
Gerald R Ford International Airport Authority
Rev., CNTY GTD, AMT, 5.00%, 01/01/2027	350	353
Rev., CNTY GTD, AMT, 5.00%, 01/01/2028	275	284
Rev., CNTY GTD, AMT, 5.00%, 01/01/2029	600	632
Rev., CNTY GTD, AMT, 5.00%, 01/01/2034	1,140	1,240

SEE NOTES TO FINANCIAL STATEMENTS.

JUNE 30, 2026	SIX CIRCLES TRUST	191

Six Circles Tax Aware Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JUNE 30, 2026 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
Michigan — continued
Grand Rapids Public Schools
GO, 5.00%, 05/01/2042	1,225	1,326
GO, 5.00%, 05/01/2043	1,700	1,833
GO, 5.00%, 05/01/2044	1,450	1,556
GO, 5.00%, 05/01/2046	4,000	4,240
Great Lakes Water Authority Sewage Disposal System Revenue
Series B, Rev., 5.00%, 07/01/2031	2,085	2,298
Series B, Rev., 5.00%, 07/01/2035	14,010	15,947
Series B, Rev., 5.00%, 07/01/2036	1,000	1,133
Great Lakes Water Authority Sewage Disposal System Revenue, Second Lien, Series B, Rev., 5.00%, 07/01/2036	5,105	5,881
Great Lakes Water Authority Sewage Disposal System Revenue, Senior Lien
Series A, Rev., 5.00%, 07/01/2030	4,140	4,505
Series A, Rev., 5.00%, 07/01/2038	645	718
Series B, Rev., 5.00%, 07/01/2028	140	147
Series C, Rev., 5.00%, 07/01/2037	850	950
Series C, Rev., 5.00%, 07/01/2038	725	808
Series C, Rev., 5.00%, 07/01/2040	1,150	1,274
Series C, Rev., 5.00%, 07/01/2041	1,140	1,257
Series C, Rev., 5.00%, 07/01/2042	1,200	1,316
Series C, Rev., 5.00%, 07/01/2043	875	956
Great Lakes Water Authority Water Supply System Revenue
Rev., 5.00%, 07/01/2036	10,625	11,883
Rev., 5.00%, 07/01/2037	1,570	1,755
Rev., 5.25%, 07/01/2052	3,000	3,152
Series B, Rev., 5.00%, 07/01/2034	3,500	3,979
Series C, Rev., 5.25%, 07/01/2055	3,605	3,842
Great Lakes Water Authority Water Supply System Revenue, Second Lien
Series B, Rev., 5.00%, 07/01/2045	4,760	5,185
Series B, Rev., 5.00%, 07/01/2046	8,500	8,500
Great Lakes Water Authority Water Supply System Revenue, Senior Lien, Series A, Rev., 5.00%, 07/01/2043	9,000	9,992
Great Lakes Water Authority Water Supply System Revenue, Senior Lien Bonds
Series A, Rev., 5.00%, 07/01/2037	2,510	2,806
Series A, Rev., 5.00%, 07/01/2038	2,000	2,227
Series B, Rev., 5.00%, 07/01/2037	550	615
Series B, Rev., 5.00%, 07/01/2038	500	557
Lansing Board of Water & Light
Series A, Rev., 5.00%, 07/01/2037	1,625	1,828
Series A, Rev., 5.00%, 07/01/2039	405	451
Series A, Rev., 5.00%, 07/01/2041	1,500	1,655
Series A, Rev., 5.00%, 07/01/2048	1,675	1,710
Series A, Rev., 5.00%, 07/01/2051 (z)	8,495	9,339
Series A, Rev., 5.25%, 07/01/2054	7,000	7,381
Series B, Rev., 5.00%, 07/01/2038	1,250	1,432
Michigan Finance Authority
Rev., 5.00%, 12/01/2045	6,895	6,903
Series A, Rev., 4.00%, 12/01/2049	1,000	898

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)

Michigan — continued
Michigan Finance Authority, Aquinas College Project
Rev., 5.00%, 05/01/2036	300	248
Rev., 5.00%, 05/01/2046	2,000	1,612
Michigan Finance Authority, Beaumont Health Credit Group, Rev., 5.00%, 11/01/2044	8,090	8,093
Michigan Finance Authority, Beaumont Spectrum
Rev., 4.00%, 04/15/2042	2,500	2,446
Rev., 5.00%, 04/15/2030	3,000	3,237
Michigan Finance Authority, Beaumont Spectrum Consolidated, Rev., 4.00%, 04/15/2038	1,175	1,188
Michigan Finance Authority, Che Trinity Health, Rev., 4.00%, 12/01/2040 (p)	95	99
Michigan Finance Authority, Henry Ford Health System
Rev., 5.00%, 11/15/2041	3,145	3,160
Series A, Rev., 5.00%, 11/15/2048	7,000	7,127
Michigan Finance Authority, Higher Educational Facilities Authority
Rev., 5.00%, 09/01/2032	690	744
Rev., 5.00%, 09/01/2033	800	860
Rev., 5.00%, 09/01/2034	570	610
Rev., 5.00%, 09/01/2035	1,200	1,281
Michigan Finance Authority, Multi Modal McLaren Health Care
Rev., 4.00%, 02/15/2044	9,625	9,220
Rev., 4.00%, 02/15/2047	3,000	2,772
Rev., 4.00%, 02/15/2050	2,500	2,246
Michigan Finance Authority, Senior Turbo, Series A2, Rev., 5.00%, 06/01/2040	1,655	1,716
Michigan Finance Authority, State Aid Note Loan Program, Rev., 5.00%, 11/01/2029	2,755	2,949
Michigan Finance Authority, State Revolving Fund Program, Rev., 5.00%, 10/01/2042	8,000	8,893
Michigan Finance Authority, Trinity Health Credit Group
Rev., 4.00%, 12/01/2040	9,130	8,911
Rev., 4.00%, 12/01/2048	1,300	1,176
Rev., 5.00%, 12/01/2036	1,000	1,079
Michigan State Building Authority
Series I, Rev., 5.00%, 10/15/2027	2,500	2,583
Series I, Rev., 5.00%, 04/15/2042	2,500	2,770
Michigan State Building Authority, Facilities Multi Mod Program, Rev., VRDO, 2.77%, 07/01/2026 (z)	10,955	10,955
Michigan State Building Authority, Facilities Program
Series II, Rev., 4.00%, 10/15/2043	1,000	1,004
Series II, Rev., 5.00%, 10/15/2026	3,500	3,524
Series II, Rev., 5.00%, 10/15/2042	1,350	1,473

SEE NOTES TO FINANCIAL STATEMENTS.

192	SIX CIRCLES TRUST	JUNE 30, 2026

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
Michigan — continued
Michigan State Hospital Finance Authority, Bronson Healthcare Group, Inc.
Rev., 5.00%, 11/15/2029	3,930	4,174
Rev., 5.00%, 05/15/2033	6,010	6,665
Michigan State Hospital Finance Authority, Corewell Health, Series B2, Rev., 5.00%, 08/15/2055 (z)	4,555	5,101
Michigan State Hospital Finance Authority, Hospital Trinity Health Credit, Series C, Rev., 5.00%, 12/01/2027	100	103
Michigan State Housing Development Authority
Rev., 2.90%, 09/01/2045 (z)	2,000	1,996
Rev., HUD, 4.45%, 10/01/2044	1,500	1,515
Series A, Rev., 5.10%, 10/01/2053	5,000	5,110
Series C, Rev., 3.00%, 06/01/2051	1,035	1,026
Michigan State Housing Development Authority, Clark Road Senior Apartments Project
Rev., 2.67%, 12/01/2042 (z)	2,980	2,978
Michigan State Housing Development Authority, Social Bond
Series A, Rev., 3.00%, 06/01/2052	1,925	1,904
Series A, Rev., 5.00%, 06/01/2053	1,430	1,490
Michigan State Housing Development Authority, Social Bonds, Series D, Rev., 5.50%, 06/01/2053	230	243
Michigan State Housing Development Authority, Sustainable Bond, Series D, Rev., 6.25%, 06/01/2055	750	818
Michigan State Housing Development Authority, Trumbull Apartments Project, Rev., 4.00%, 10/01/2029 (z)	2,420	2,470
Michigan State University, Series C, Rev., 4.00%, 02/15/2039	2,000	2,016
Michigan Strategic Fund
Rev., AMT, 3.35%, 10/01/2049 (z)	1,000	1,000
Rev., AMT, 5.00%, 12/31/2043	3,000	3,032
Michigan Strategic Fund, Bedrock Detroit Transformation, Rev., 4.63%, 10/01/2041 (e)	500	507
Michigan Strategic Fund, Consumers Energy Co. Project, Rev., AMT, 0.88%, 04/01/2035 (z)	1,620	1,605
Michigan Strategic Fund, Detroit Edison Co. Exempt, Rev., 1.35%, 08/01/2029	3,450	3,173
Michigan Strategic Fund, Detroit Edison Company, Rev., 1.45%, 09/01/2030	810	726
Michigan Strategic Fund, Green Bond Recycling, Rev., AMT, 4.00%, 10/01/2061 (z)	1,685	1,687
Michigan Strategic Fund, I-75 Improvement Project, Rev., AMT, 5.00%, 12/31/2032	1,250	1,286
Okemos Public Schools, Series II, GO, Q-SBLF, 5.00%, 05/01/2046	1,200	1,276

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)

Michigan — continued
State of Michigan Trunk Line Revenue, State Trunk Line Fund Bonds, Rev., 4.00%, 11/15/2037	2,015	2,051
State of Michigan Trunk Line Revenue, State Trunkline Fund Bonds, Series A, Rev., 4.00%, 11/15/2046	8,125	7,744
State of Michigan, Environmental Program Bonds, Series A, GO, 5.00%, 05/15/2030	400	434
State of Michigan, Gans Garvee, Rev., GAN, 5.00%, 03/15/2027	2,210	2,248
Troy School District, GO, Q-SBLF, 5.00%, 05/01/2039	1,025	1,128
Wayne County Airport Authority
Rev., AMT, 5.00%, 12/01/2033	1,000	1,102
Rev., AMT, 5.00%, 12/01/2034	6,025	6,679
Rev., 5.00%, 12/01/2041	2,250	2,509
Rev., 5.00%, 12/01/2042	2,650	2,934
Series B, Rev., AMT, 5.00%, 12/01/2032	2,160	2,208

		317,116

Minnesota — 1.2%
Brainerd Independent School District No. 181, GO, 4.00%, 02/01/2039	6,760	6,772
City of Minneapolis, Allina Health System
Rev., 4.00%, 11/15/2040	2,860	2,807
Series B, Rev., 5.00%, 11/15/2053 (z)	2,650	2,848
City of Minneapolis, Fairview Health Services
Series A, Rev., 4.00%, 11/15/2048	4,120	3,605
Series A, Rev., 5.00%, 11/15/2049	7,000	7,005
Series AA, Rev., 5.00%, 11/15/2036	3,000	3,110
City of Rochester MN
Series A, Rev., 4.38%, 11/15/2053	4,485	4,383
Series C, Rev., VRDO, 2.35%, 07/01/2026 (z)	2,600	2,600
City of Rochester, Mayo Clinic
Series A, Rev., 5.00%, 11/15/2036	7,230	8,299
Series A, Rev., 5.00%, 11/15/2038	2,470	2,805
City of St Cloud MN, Rev., 5.00%, 05/01/2048	1,500	1,524
County of Hennepin, Series C, GO, 5.00%, 12/15/2032	1,500	1,612
Duluth Economic Development Authority, Essentia Health, Rev., 5.00%, 02/15/2058	6,115	6,136
Duluth Economic Development Authority, Essentia Health Obligation Group
Rev., 5.00%, 02/15/2048	3,000	3,022
Rev., 5.00%, 02/15/2053	2,000	2,009
Rev., 5.25%, 02/15/2058	11,000	11,086
Housing & Redevelopment Authority of The City of St. Paul Minnesota, Fairview Health Services, Series A, Rev., 5.00%, 11/15/2047	9,000	9,005

SEE NOTES TO FINANCIAL STATEMENTS.

JUNE 30, 2026	SIX CIRCLES TRUST	193

Six Circles Tax Aware Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JUNE 30, 2026 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
Minnesota — continued
Housing & Redevelopment Authority of The City of St. Paul Minnesota, Hope Community Academy Project, Series A, Rev., 5.00%, 12/01/2043	1,000	833
Housing & Redevelopment Authority of The City of St. Paul Minnesota, System Fairview Health Services, Series 2015, Rev., 5.00%, 11/15/2047	4,500	4,540
Minneapolis St. Paul Metropolitan Airports Commission, Subordinate
Series B, Rev., AMT, 5.00%, 01/01/2034	1,345	1,456
Series B, Rev., AMT, 5.25%, 01/01/2047	1,845	1,920
Minneapolis-St Paul Metropolitan Airports Commission
Rev., AMT, 5.00%, 01/01/2035	5,000	5,520
Rev., AMT, 5.00%, 01/01/2038	5,000	5,429
Rev., AMT, 5.00%, 01/01/2040	1,800	1,937
Rev., AMT, 5.25%, 01/01/2049	6,000	6,314
Minnesota Agricultural & Economic Development Board, Fairview Health Services
Rev., 5.00%, 11/15/2041	4,140	4,453
Rev., 5.00%, 11/15/2042	1,500	1,607
Rev., 5.00%, 11/15/2044	2,000	2,125
Minnesota Agricultural & Economic Development Board, Healthpartners Obligated Group
Rev., 5.25%, 01/01/2047	5,000	5,267
Rev., 5.25%, 01/01/2054	6,750	6,992
Minnesota Housing Finance Agency
Rev., GNMA/FNMA/FHLMC, 6.25%, 01/01/2055	3,115	3,451
Series B, Rev., GNMA/FNMA/FHLMC, 2.63%, 01/01/2040	1,920	1,645
Series B, Rev., GNMA/FNMA/FHLMC, 3.00%, 07/01/2051	610	602
Series C, Rev., 5.00%, 08/01/2032	2,365	2,599
Series D, Rev., GNMA/FNMA/FHLMC, 3.00%, 01/01/2052	1,130	1,115
Series G, Rev., GNMA/FNMA/FHLMC, 3.00%, 01/01/2051	1,855	1,840
Series I, Rev., GNMA/FNMA/FHLMC, 2.80%, 12/01/2047	256	227
Series I, Rev., 3.00%, 01/01/2051	1,000	991
Minnesota Housing Finance Agency, Social Bond, Series H, Rev., GNMA/FNMA/FHLMC, 3.00%, 07/01/2052	260	257
Minnesota Housing Finance Agency, Social Bonds
Series A, Rev., GNMA/FNMA/FHLMC, 3.00%, 07/01/2052	815	803
Series F, Rev., GNMA/FNMA/FHLMC, 3.00%, 07/01/2052	170	167
Series F, Rev., GNMA/FNMA/FHLMC, 5.75%, 07/01/2053	310	328

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)

Minnesota — continued
Minnesota Housing Finance Agency, State Appropriation Bond Housing, Rev., 5.00%, 08/01/2029	1,245	1,329
Minnesota Housing Finance Agency, Sustainable Bond, Series A, Rev., GNMA/FNMA/FHLMC, 6.00%, 07/01/2056	10,375	11,636
Minnesota Housing Finance Agency, Sustainable Bonds, Series R, Rev., GNMA/FNMA/FHLMC, 6.25%, 07/01/2054	4,110	4,424
Minnesota Office of Higher Education, Senior, Rev., AMT, 2.65%, 11/01/2038	1,000	932
Minnesota Office of Higher Education, Supplemental Student Loan, Rev., AMT, 4.00%, 11/01/2037	665	665
Minnesota Rural Water Finance Authority, Inc., Rev., BAN, 3.30%, 08/01/2026	2,000	2,000
St. Paul Port Authority, Solid Gerdau St. Paul Steel Mill Project, Rev., AMT, 4.50%, 10/01/2037 (e)	4,600	4,517
State of Minnesota
Series A, GO, 4.00%, 09/01/2037	690	706
Series A, GO, 5.00%, 08/01/2026	250	250
Series A, GO, 5.00%, 10/01/2029	45	46
Series A, GO, 5.00%, 10/01/2032	1,000	1,028
Series A, GO, 5.00%, 08/01/2033	1,335	1,339
Series A, GO, 5.00%, 08/01/2034	2,000	2,088
Series A, GO, 5.00%, 08/01/2037	10,010	11,512
Series A, GO, 5.00%, 08/01/2038	5,755	6,583
Series D, GO, 5.00%, 08/01/2034	4,460	5,139
Series E, GO, 3.00%, 08/01/2026	710	710
Series E, GO, 5.00%, 08/01/2031	5,000	5,548
State of Minnesota, Trunk Highways, Series B, GO, 3.00%, 08/01/2030	5,000	4,998
University of Minnesota
Series A, Rev., 5.00%, 01/01/2040	405	449
Series A, Rev., 5.00%, 01/01/2041	2,500	2,752
Series A, Rev., 5.00%, 01/01/2042	2,750	3,011

		212,708

Mississippi — 0.1%
County of Warren MS, Rev., 4.00%, 09/01/2032	12,615	13,008
Mississippi Business Finance Corp., System Energy Resources Inc Project, Rev., 2.38%, 06/01/2044	175	120
Mississippi Development Bank
Rev., 5.25%, 06/01/2042	850	936
Rev., 5.25%, 06/01/2043	1,000	1,096
Rev., 5.25%, 06/01/2044	2,180	2,372
Mississippi Development Bank, Hinds County School District Project, Rev., 5.00%, 03/01/2048	1,360	1,374
Mississippi Hospital Equipment & Facilities Authority
Rev., 5.00%, 09/01/2036	1,250	1,255
Rev., 5.00%, 09/01/2046	1,500	1,505

SEE NOTES TO FINANCIAL STATEMENTS.

194	SIX CIRCLES TRUST	JUNE 30, 2026

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
Mississippi — continued
Mississippi Hospital Equipment & Facilities Authority, Baptist Memorial Health Care Series A, Rev., 5.00%, 09/01/2041	775	778
State of Mississippi, ABC Warehouse Construction
Rev., 4.00%, 10/01/2045	1,000	974
Rev., 5.00%, 10/01/2041	1,000	1,092
Rev., 5.00%, 10/01/2043	1,035	1,121
Rev., 5.00%, 10/01/2044	1,000	1,074

		26,705

Missouri — 0.9%
Cape Girardeau County Industrial Development Authority, Rev., 4.00%, 06/01/2043	5,305	5,167
Cape Girardeau County Industrial Development Authority, Southeasthealth, Rev., 4.00%, 03/01/2041	870	865
City of Kansas City Sanitary Sewer System Revenue, Series A, Rev., 5.00%, 01/01/2041	1,000	1,098
City of Poplar Bluff, Eight Points Redevelopment, Tax Allocation, 4.50%, 11/01/2035	1,000	1,004
City of St Louis MO Airport Revenue, Rev., 5.00%, 07/01/2032	1,000	1,116
Health & Educational Facilities Authority of the State of Missouri
Rev., 5.00%, 11/15/2036	1,725	1,926
Rev., 5.00%, 11/15/2044	650	699
Health & Educational Facilities Authority of the State of Missouri, BJC Health System, Series A, Rev., 5.00%, 04/01/2038	5,000	5,731
Health & Educational Facilities Authority of the State of Missouri, BJC Health System
Series A, Rev., 5.00%, 04/01/2033	16,000	17,902
Series A, Rev., 5.00%, 04/01/2036	21,055	24,037
Health & Educational Facilities Authority of the State of Missouri, Brookside Charter School, Rev., 5.25%, 06/01/2036 (e)	3,565	3,537
Health & Educational Facilities Authority of the State of Missouri, Children’s Mercy Hospital
Rev., 5.00%, 05/15/2043 (w)	2,000	2,194
Rev., 5.00%, 05/15/2044 (w)	2,000	2,181
Rev., 5.00%, 05/15/2045 (w)	2,000	2,160
Health & Educational Facilities Authority of the State of Missouri, Lutheran Senior Service Projects, Series A, Rev., 5.00%, 02/01/2029	1,120	1,143
Health & Educational Facilities Authority of the State of Missouri, Lutheran Senior Services, Rev., 4.00%, 02/01/2034	500	502
Kansas City Industrial Development Authority, Rev., AMT, 5.00%, 03/01/2032	900	952

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)

Missouri — continued
Kansas City Industrial Development Authority, Kansas City International Airport
Rev., AMT, 4.00%, 03/01/2036	1,250	1,250
Rev., AMT, 5.00%, 03/01/2029	3,050	3,210
Rev., AMT, 5.00%, 03/01/2038	2,480	2,555
Rev., AMT, 5.00%, 03/01/2057	5,000	5,015
Kansas City Industrial Development Authority, Kansas City International Airport, Rev., AMT, 5.00%, 03/01/2044	5,000	5,093
Kansas City Planned Industrial Expansion Authority, The Depot On Old Santa Fe, Rev., 5.00%, 07/01/2045 (z)	5,722	5,782
Metropolitan St. Louis Sewer District, Series A, Rev., 5.00%, 05/01/2046	7,500	8,144
Missouri Development Finance Board, Series A, Rev., 6.00%, 06/15/2040 (e)	2,595	2,660
Missouri Development Finance Board, Procter & Gamble Paper Products, Rev., AMT, 5.20%, 03/15/2029	370	389
Missouri Housing Development Commission
Rev., GNMA/FNMA/FHLMC, 4.45%, 11/01/2044	4,425	4,447
Rev., GNMA/FNMA/FHLMC, 4.55%, 11/01/2044	995	999
Rev., GNMA/FNMA/FHLMC, 4.80%, 11/01/2040	2,995	3,144
Rev., GNMA/FNMA/FHLMC, 6.00%, 05/01/2055	9,255	10,202
Rev., GNMA/FNMA/FHLMC, 6.00%, 05/01/2056	1,415	1,553
Rev., GNMA/FNMA/FHLMC, 6.25%, 05/01/2056	6,980	7,755
Missouri Housing Development Commission, First Place Homeownership Loan
Rev., GNMA/FNMA/FHLMC, 3.00%, 05/01/2052	2,300	2,268
Rev., GNMA/FNMA/FHLMC, 3.25%, 11/01/2052	255	253
Rev., GNMA/FNMA/FHLMC, 4.45%, 11/01/2044	1,680	1,688
Rev., GNMA/FNMA/FHLMC, 5.75%, 05/01/2055	2,515	2,740
Rev., GNMA/FNMA/FHLMC, 5.75%, 05/01/2056	5,570	6,042
Rev., GNMA/FNMA/FHLMC, 5.75%, 05/01/2057	3,775	4,177
Rev., GNMA/FNMA/FHLMC, 6.00%, 05/01/2057 (w)	4,435	4,944
Rev., GNMA/FNMA/FHLMC, 6.50%, 05/01/2054	2,275	2,539
Series D, Rev., GNMA/FNMA/FHLMC, 3.25%, 05/01/2051	5	5
Missouri State Environmental Improvement & Energy Resources Authority, Rev., AMT, 4.05%, 05/01/2038 (z)	1,600	1,623

SEE NOTES TO FINANCIAL STATEMENTS.

JUNE 30, 2026	SIX CIRCLES TRUST	195

Six Circles Tax Aware Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JUNE 30, 2026 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
Missouri — continued
Missouri State Environmental Improvement & Energy Resources Authority, Union Electric Company Project, Series AR, Rev., 2.90%, 09/01/2033	2,000	1,892
Plaza at Noah’s Ark Community Improvement District, Rev., 3.00%, 05/01/2030	575	556
St. Louis Municipal Finance Corp., Convention Center Expansion, Rev., 5.00%, 10/01/2045	3,215	3,329
University City Industrial Development Authority, Markets At Olive Project Series A, Rev., 5.50%, 06/15/2042	1,500	1,559

		168,027

Montana — 0.1%
City of Forsyth, Northwestern Corp. Colstrip, Rev., 3.88%, 07/01/2028	3,275	3,325
Montana Board of Housing
Rev., 3.00%, 12/01/2050	1,280	1,271
Rev., 4.60%, 12/01/2049	2,770	2,768
Rev., 6.00%, 12/01/2054	370	399
Series A, Rev., 3.00%, 06/01/2052	210	208
Series B, Rev., 3.00%, 12/01/2051	620	614
Series C, Rev., 6.25%, 06/01/2054	1,245	1,344
Montana Facility Finance Authority, Rev., 5.00%, 02/15/2033	1,000	1,010
Montana Facility Finance Authority, Bozeman Deaconess Health Services, Rev., 5.00%, 06/01/2048	2,700	2,726
Montana Facility Finance Authority, Bozeman Deaconess Health Services, Rev., 5.25%, 06/01/2050	1,500	1,587
Montana Facility Finance Authority, St. Johns United Project, Series A, Rev., 5.50%, 11/15/2046 (w)	1,000	1,002
Montana Facility Finance Authority, State Johns United Project Temps 50S, Rev., 4.10%, 11/15/2031 (w)	2,000	2,008

		18,262

Nebraska — 0.4%
Central Plains Energy Project, Series A1, Rev., 5.00%, 08/01/2055 (z)	32,170	34,389
Douglas County Hospital Authority No. 2, Rev., 5.50%, 11/01/2049	4,665	5,057
Douglas County Hospital Authority No. 2, Children’s Hospital Obligation, Rev., 4.00%, 11/15/2038	1,125	1,129
Douglas County Hospital Authority No. 2, Health Facilities Children’s Hospital, Rev., 5.00%, 11/15/2047	2,000	2,010
Douglas County Hospital Authority No. 2, Madonna Rehabilitation Hospital, Rev., 4.00%, 05/15/2033	2,100	2,066

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)

Nebraska — continued
Nebraska Educational Health Cultural & Social Services Finance Authority, Rev., 4.00%, 01/01/2044	1,625	1,560
Nebraska Educational Health Cultural & Social Services Finance Authority, Immanuel Obligated Group, Rev., 4.00%, 01/01/2037	1,000	1,001
Nebraska Investment Finance Authority, Sustainable Bonds, Series A, Rev., GNMA/FNMA/FHLMC, 6.25%, 03/01/2055	2,000	2,234
Nebraska Public Power District, Series A, Rev., 5.00%, 07/01/2028	300	311
Omaha Airport Authority, Airport Facilities, Rev., AMT, 5.00%, 12/15/2036	1,250	1,380
Omaha Public Power District
Rev., 5.00%, 02/01/2038	5,505	6,102
Series A, Rev., 5.00%, 02/01/2045	4,400	4,813
Omaha School District, GO, 4.00%, 12/15/2038	5,000	5,001
University of Nebraska, Rev., 3.00%, 07/01/2035 (p)	1,030	1,030

		68,083

Nevada — 1.1%
City of Carson City, Carson Tahoe Regional Medical Center, Rev., 5.00%, 09/01/2047	1,000	1,001
City of Henderson, Series A1, GO, 4.00%, 06/01/2045	2,000	1,990
City of Las Vegas
Series A, Rev., 5.00%, 06/01/2043	1,500	1,662
Series A, Rev., 5.00%, 06/01/2045	2,360	2,571
Series A, Rev., 5.00%, 06/01/2051	8,000	8,413
City of Las Vegas Special Improvement District No. 612 Skye Hills, Special Assessment, 3.50%, 06/01/2035	185	174
City of Las Vegas Special Improvement District No. 817 Summerlin Village 29, Special Improvement No. 817, Summerlin Village
Special Assessment, 5.50%, 06/01/2038	390	420
Special Assessment, 5.75%, 06/01/2043	490	528
City of North Las Vegas, GO, BAM, 5.00%, 06/01/2027	2,000	2,045
Clark County School District
Series A, GO, 4.00%, 06/15/2040	1,375	1,380
Series A, GO, 4.25%, 06/15/2042	11,000	11,147
Series B, GO, 5.00%, 06/15/2030	1,445	1,564
Series B, GO, 5.00%, 06/15/2039	5,000	5,541
Series B, GO, 5.00%, 06/15/2041	5,000	5,479
Clark County School District, Building
Series A, GO, 5.00%, 06/15/2029	500	522
Series B, GO, 5.00%, 06/15/2033	3,000	3,139

SEE NOTES TO FINANCIAL STATEMENTS.

196	SIX CIRCLES TRUST	JUNE 30, 2026

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
Nevada — continued
County of Clark, GO, 4.00%, 06/01/2038	4,300	4,315
County of Clark Department of Aviation, Airport Systems, Subordinate, Rev., 5.00%, 07/01/2033	1,010	1,111
County of Clark Department of Aviation, Ordinate Lien
Series B, Rev., AMT, 5.00%, 07/01/2035	4,585	5,153
Series B, Rev., AMT, 5.00%, 07/01/2036	5,415	6,105
Series B, Rev., AMT, 5.00%, 07/01/2037	10,000	11,162
County of Clark Department of Aviation, Subordinate, Series B, Rev., AMT, 5.00%, 07/01/2027	6,000	6,135
County of Clark Passenger Facility Charge Revenue, McCarran International
Rev., 5.00%, 07/01/2029	5,000	5,344
Rev., 5.00%, 07/01/2031	1,950	2,078
County of Clark, Detention Center, GO, 4.00%, 06/01/2034	3,335	3,414
County of Clark, Passenger Facility Charge Revenue, Las Vegas McCarran International Airport, Rev., 5.00%, 07/01/2030	1,425	1,521
County of Clark, Southern CA Edison Company, Rev., 2.10%, 06/01/2031	1,000	921
County of Clark, Streets and Highway Project, Rev., 4.00%, 07/01/2043	4,465	4,531
County of Washoe, Sierra Pacific Power Company, Rev., AMT, 4.13%, 03/01/2036 (z)	9,000	9,160
Las Vegas Convention & Visitors Authority
Series A, Rev., 5.00%, 07/01/2027	900	922
Series A, Rev., 5.00%, 07/01/2028	1,250	1,311
Series A, Rev., 5.00%, 07/01/2040	250	272
Series B, Rev., 4.00%, 07/01/2049	10,765	9,840
Series B, Rev., 5.00%, 07/01/2029	1,345	1,436
Series B, Rev., 5.00%, 07/01/2034	1,275	1,406
Series B, Rev., 5.00%, 07/01/2038	1,000	1,086
Series B, Rev., 5.00%, 07/01/2043	5,150	5,292
Las Vegas Convention and Visitors Authority, Rev., 5.00%, 07/01/2049	10,100	10,454
Las Vegas Valley Water District
Series A, GO, 4.00%, 06/01/2043	20,805	20,694
Series A, GO, 5.00%, 06/01/2043	5,000	5,527
Series A, GO, 5.00%, 06/01/2044	5,000	5,486
Series D, GO, 5.00%, 06/01/2027	2,025	2,072
Nevada Housing Division, Nevada Portfolio, Rev., 3.15%, 06/01/2029 (z)	2,130	2,140
Nevada Housing Division, Townhomes at Fremont, Rev., 3.00%, 07/01/2056 (z)	200	200
Sparks Tourism Improvement District No. 1, Rev., 3.88%, 06/15/2028	460	463

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)

Nevada — continued
State of Nevada
Series A, GO, 5.00%, 05/01/2031	4,770	5,277
Series A, GO, 5.00%, 05/01/2042	8,400	9,206
Series C, GO, 5.00%, 05/01/2029	3,470	3,705
Truckee Meadows Water Authority
Rev., 5.00%, 07/01/2033 (p)	2,915	2,915
Rev., 5.00%, 07/01/2034	2,000	2,294

		200,524

New Hampshire — 0.9%
New Hampshire Business Finance Authority
Rev., Zero Coupon, 12/15/2033 (e)	1,560	998
Rev., 0.00%, 02/20/2041 (z)	7,665	7,964
Rev., 3.63%, 08/20/2039	10,392	9,971
Rev., 3.92%, 07/20/2039 (z)	7,895	7,694
Rev., 4.13%, 01/20/2034	1,316	1,337
Rev., 4.18%, 11/20/2039 (z)	4,556	4,537
Rev., 4.25%, 07/20/2041	20,598	20,308
Rev., 4.38%, 09/20/2036	628	640
Rev., 4.42%, 02/20/2043	14,382	14,631
Rev., AMT, 4.88%, 11/01/2042 (e)	2,000	1,870
Rev., 5.00%, 12/01/2035	4,105	4,524
Rev., 5.05%, 06/15/2035 (e)	2,055	2,106
Rev., 5.25%, 06/01/2043	4,000	4,342
New Hampshire Business Finance Authority, Caritas Oregon Project, Series A, Rev., 4.13%, 08/15/2040 (e)	2,000	1,855
New Hampshire Business Finance Authority, Centurion Foundation Woodway Drive, Rev., 4.53%, 10/15/2034 (e)	4,060	4,128
New Hampshire Business Finance Authority, Forestar Group Houston Area Project, Rev., 6.50%, 12/01/2034 (e)	3,500	3,513
New Hampshire Business Finance Authority, LGI Homes Project, Rev., Zero Coupon, 12/15/2041	5,000	1,898
New Hampshire Business Finance Authority, Presbyterian Senior Living Project, Rev., 5.25%, 07/01/2048	1,750	1,788
New Hampshire Business Finance Authority, Saint Luke’s University Health, Rev., 4.00%, 08/15/2036	720	723
New Hampshire Business Finance Authority, Springpoint Senior Living
Rev., 4.00%, 01/01/2027	250	251
Rev., 4.00%, 01/01/2028	290	292
Rev., 4.00%, 01/01/2029	360	364
Rev., 4.00%, 01/01/2030	280	282
Rev., 4.00%, 01/01/2031	870	877
New Hampshire Business Finance Authority, Sustainable Bond
Series 1, Rev., 4.13%, 04/20/2043 (z)	3,497	3,421
Series B, Rev., AMT, 3.75%, 07/01/2045 (e) (z)	3,000	2,484

SEE NOTES TO FINANCIAL STATEMENTS.

JUNE 30, 2026	SIX CIRCLES TRUST	197

Six Circles Tax Aware Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JUNE 30, 2026 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
New Hampshire — continued
New Hampshire Business Finance Authority, Sustainable Bonds Municipal Certificates, Rev., 0.00%, 01/20/2041 (z)	6,523	6,415
New Hampshire Business Finance Authority, Sustainable Certificates
Rev., HUD, 4.15%, 10/20/2040 (z)	3,327	3,332
Series 2, Rev., 3.88%, 01/20/2038	1,205	1,168
New Hampshire Business Finance Authority, Taxable Virginia Birmingham Care Center, Rev., 3.78%, 01/01/2036	2,000	1,482
New Hampshire Business Finance Authority, The Astro Sunterra Project, Rev., Zero Coupon, 12/15/2034 (e)	2,425	1,413
New Hampshire Business Finance Authority, University of Nevada, Reno Project, Rev., BAM, 5.25%, 06/01/2051	1,875	1,958
New Hampshire Health and Education Facilities Authority Act
Rev., 3.30%, 06/01/2040 (z)	2,500	2,506
Rev., 4.00%, 08/01/2043	5,000	4,811
Series B, Rev., AMT, 5.00%, 11/01/2043	720	752
New Hampshire Health and Education Facilities Authority Act, Granite Edvance Corporation, Rev., AMT, 4.00%, 11/01/2044	465	462
New Hampshire Health and Education Facilities Authority Act, University System of New Hampshire
Rev., BAM, 5.00%, 07/01/2043	3,215	3,552
Rev., BAM, 5.00%, 07/01/2044	6,755	7,402
New Hampshire Housing Finance Authority, Social Bonds, Series A, Rev., GNMA/FNMA/FHLMC COLL, 6.00%, 07/01/2053	335	355
New Hampshire Housing Finance Authority, Sustainable Bond, Series C, Rev., GNMA/FNMA/FHLMC, 6.50%, 07/01/2055	2,200	2,455
New Hampshire Housing Finance Authority, Sustainable Bonds, Series D, Rev., GNMA/FNMA/FHLMC, 6.50%, 07/01/2055	1,840	1,995
RBC Municipal Products, Inc. Trust, Floaters, Series 2025-C24, Rev., LOC: Royal Bank of Canada, LIQ: Royal Bank of Canada, 2.71%, 11/01/2041 (e) (z)	20,000	20,000

		162,856

New Jersey — 1.9%
Camden County Improvement Authority, Social Bonds, KIPP Cooper Norcross Academy
Rev., 6.00%, 06/15/2042	530	561
Rev., 6.00%, 06/15/2047	1,000	1,046
City of Bayonne, Qualified General Improvement, GO, BAM, 5.00%, 07/01/2034 (p)	1,000	1,000

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)

New Jersey — continued
City of Newark, Series A, GO, 5.00%, 10/01/2028	750	788
Garden State Preservation Trust, Capital Appreciation, Series B, Rev., Zero Coupon, 11/01/2026	1,000	989
New Brunswick Parking Authority, City Guaranteed Parking, Series A, Rev., BAM, 5.00%, 09/01/2026	1,000	1,004
New Jersey Economic Development Authority
Rev., 5.00%, 03/01/2028	785	818
Series A, Rev., 5.00%, 11/01/2027	2,500	2,584
Series AAA, Rev., 5.00%, 06/15/2036 (p)	1,000	1,011
Series AAA, Rev., 5.00%, 06/15/2041 (p)	500	505
Series AAA, Rev., 5.50%, 06/15/2028	5,000	5,063
Series AAA, Rev., 5.50%, 06/15/2032 (p)	2,000	2,026
Series BBB, Rev., 5.50%, 06/15/2030 (p)	1,225	1,241
Series DDD, Rev., 5.00%, 06/15/2031 (p)	2,000	2,048
New Jersey Economic Development Authority, Middlesex Water Company
Rev., AMT, 4.00%, 08/01/2059	4,200	3,697
Rev., AMT, 5.00%, 08/01/2059	3,000	3,035
New Jersey Economic Development Authority, New Jersey American Water Company, Inc., Rev., AMT, 1.10%, 11/01/2029 (z)	2,610	2,497
New Jersey Economic Development Authority, Port Newark Container, Rev., AMT, 5.00%, 10/01/2037	1,000	1,013
New Jersey Economic Development Authority, Portal North Bridge NJ Transit
Rev., 5.00%, 11/01/2038	5,345	5,807
Rev., 5.00%, 11/01/2052	6,190	6,375
Rev., 5.25%, 11/01/2041	6,000	6,550
New Jersey Economic Development Authority, School Facilities Construction
Series EEE, Rev., 5.00%, 06/15/2032	1,500	1,582
Series GGG, Rev., 5.25%, 09/01/2026 (e)	8,000	8,034
New Jersey Economic Development Authority, School Facilities Construction Program
Rev., 5.00%, 06/15/2038	4,000	4,207
Rev., 5.00%, 06/15/2039	2,000	2,099
New Jersey Economic Development Authority, Self Designated Social Bonds
Series QQQ, Rev., 5.00%, 06/15/2027	410	420
Series QQQ, Rev., 5.00%, 06/15/2028	400	419

SEE NOTES TO FINANCIAL STATEMENTS.

198	SIX CIRCLES TRUST	JUNE 30, 2026

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
New Jersey — continued
New Jersey Economic Development Authority, State House Project
Series B, Rev., 5.00%, 06/15/2027	10,690	10,947
Series B, Rev., 5.00%, 06/15/2028	8,635	9,054
New Jersey Economic Development Authority, Sustainable Bonds, Series QQQ, Rev., 4.00%, 06/15/2037	2,400	2,425
New Jersey Educational Facilities Authority, Series A, Rev., 5.00%, 07/01/2064 (z)	19,670	22,597
New Jersey Educational Facilities Authority, Higher Education Capital Improvement Fund Issue
Rev., 5.00%, 09/01/2038	1,000	1,096
Rev., 5.00%, 09/01/2040	2,200	2,394
New Jersey Educational Facilities Authority, Princeton University, Series I, Rev., 5.00%, 07/01/2036	1,015	1,035
New Jersey Educational Facilities Authority, Princeton University Revenue, Rev., 5.00%, 03/01/2044	2,250	2,484
New Jersey Educational Facilities Authority, Ramapo College of New Jersey, Series A, Rev., 5.00%, 07/01/2035	200	220
New Jersey Health Care Facilities Financing Authority
Rev., 5.00%, 07/01/2036	7,500	8,384
Rev., 5.00%, 07/01/2037	285	290
Rev., 5.00%, 07/01/2038	630	641
Rev., 5.00%, 07/01/2039	365	371
New Jersey Health Care Facilities Financing Authority, Atlanticare Health System Obligated, Rev., 5.00%, 07/01/2032	2,070	2,245
New Jersey Health Care Facilities Financing Authority, Atlanticare Health System Obligation, Rev., 3.00%, 07/01/2051	1,715	1,302
New Jersey Health Care Facilities Financing Authority, RWJ Barnabas Health Obligated Group
Rev., 4.25%, 07/01/2054	1,875	1,820
Rev., 5.25%, 07/01/2044	8,780	9,747
New Jersey Health Care Facilities Financing Authority, RJW Barnabas Health Obligated Group, Rev., 5.00%, 07/01/2033	840	840
New Jersey Higher Education Student Assistance Authority
Series 1B, Rev., AMT, 4.50%, 12/01/2045	5,715	5,800
Series 1A, Rev., AMT, 5.00%, 12/01/2034	3,000	3,287
Series B, Rev., AMT, 5.00%, 12/01/2027	1,340	1,376
Series B, Rev., AMT, 5.00%, 12/01/2028	1,480	1,543
Series B, Rev., AMT, 5.00%, 12/01/2029	1,440	1,520

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)

New Jersey — continued
New Jersey Higher Education Student Assistance Authority, Senior
Series A, Rev., AMT, 3.50%, 12/01/2039	1,435	1,401
Series B, Rev., AMT, 4.00%, 12/01/2041	1,205	1,173
Series B, Rev., AMT, 4.00%, 12/01/2044	1,890	1,833
Series B, Rev., AMT, 4.25%, 12/01/2045	4,450	4,455
Series B, Rev., AMT, 5.00%, 12/01/2027	1,060	1,089
New Jersey Higher Education Student Assistance Authority, Student Assistance Senior
Rev., AMT, 4.25%, 12/01/2046	5,140	5,175
Rev., AMT, 5.00%, 12/01/2030	600	642
Rev., AMT, 5.00%, 12/01/2031	850	918
Rev., AMT, 5.00%, 12/01/2032	1,100	1,195
Rev., AMT, 5.00%, 12/01/2033	2,670	2,918
Rev., AMT, 5.00%, 12/01/2035	820	900
Rev., AMT, 5.00%, 12/01/2036	545	598
Rev., AMT, 5.25%, 12/01/2056	1,375	1,390
New Jersey Higher Education Student Assistance Authority, Subordinated, Series C, Rev., AMT, 4.00%, 12/01/2048	1,195	1,051
New Jersey Housing & Mortgage Finance Agency
Series E, Rev., 3.50%, 04/01/2051	1,205	1,205
Series K, Rev., 6.00%, 10/01/2055	3,530	3,799
Series M, Rev., 4.75%, 10/01/2040	3,425	3,570
Series M, Rev., 6.50%, 04/01/2056	8,020	8,939
New Jersey Housing & Mortgage Finance Agency, Social Bond, Rev., 5.00%, 10/01/2053	135	140
New Jersey Housing & Mortgage Finance Agency, Social Bonds, Series H, Rev., 3.00%, 10/01/2052	510	503
New Jersey Housing & Mortgage Finance Agency, Sustainable Bond, Series K, Rev., 4.55%, 10/01/2044	665	667
New Jersey Transportation Trust Fund Authority
Rev., 4.08%, 06/15/2039	7,095	6,462
Rev., 5.00%, 06/15/2046	5,000	5,107
Rev., 5.25%, 06/15/2046 (p)	14,455	16,043
Series A, Rev., 5.00%, 06/15/2029	1,550	1,651
Series A, Rev., 5.00%, 06/15/2030	3,000	3,251
Series A, Rev., 5.00%, 06/15/2034	5,780	6,577
Series AA, Rev., 4.00%, 06/15/2040	3,750	3,740
Series AA, Rev., 5.00%, 06/15/2045	660	686
Series AA, Rev., 5.25%, 06/15/2041	1,250	1,392
Series BB, Rev., 5.00%, 06/15/2032	2,000	2,100
Series CC, Rev., 5.25%, 06/15/2050	5,700	6,050

SEE NOTES TO FINANCIAL STATEMENTS.

JUNE 30, 2026	SIX CIRCLES TRUST	199

Six Circles Tax Aware Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JUNE 30, 2026 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
New Jersey — continued
New Jersey Transportation Trust Fund Authority, Capital Appreciation
Series A, Rev., TRAN, BAM, Zero Coupon, 12/15/2038	1,000	628
Series C, Rev., TRAN, AMBAC, Zero Coupon, 12/15/2026	1,455	1,436
New Jersey Transportation Trust Fund Authority, Capital Appreciation Transportation System, Series C, Rev., TRAN, Zero Coupon, 12/15/2033	4,765	3,743
New Jersey Transportation Trust Fund Authority, Program B, Rev., 5.00%, 06/15/2037	2,000	2,196
New Jersey Transportation Trust Fund Authority, Transportation Program
Series BB, Rev., 5.00%, 06/15/2036	3,000	3,354
Series BB, Rev., 5.00%, 06/15/2040	8,120	8,877
Series CC, Rev., 5.00%, 06/15/2041	3,500	3,838
New Jersey Transportation Trust Fund Authority, Transportation Program Bonds, Rev., 5.00%, 06/15/2035	500	547
New Jersey Transportation Trust Fund Authority, Transportation System, Series A, Rev., 5.00%, 06/15/2038	500	548
New Jersey Transportation Trust Fund Authority, Transportation System Bond
Rev., 4.00%, 12/15/2039	2,000	2,001
Rev., 5.00%, 12/15/2028	1,000	1,058
Rev., 5.00%, 12/15/2031	1,560	1,671
New Jersey Turnpike Authority
Rev., 5.00%, 01/01/2042	10,000	10,981
Series A, Rev., 5.00%, 01/01/2045	2,500	2,740
Series B, Rev., 4.50%, 01/01/2048	1,750	1,773
Series D, Rev., 5.00%, 01/01/2028	1,300	1,326
Newark Board of Education, Sustainability Bonds
GO, BAM, 4.00%, 07/15/2034	400	414
GO, BAM, 4.00%, 07/15/2035	410	422
GO, BAM, 4.00%, 07/15/2036	425	435
GO, BAM, 4.00%, 07/15/2037	430	438
North Hudson Sewerage Authority, Senior Lien Lease Certificates
Rev., 5.00%, 06/01/2039	1,100	1,278
Rev., 5.00%, 06/01/2040	1,100	1,280
Rev., 5.00%, 06/01/2041	1,000	1,162
Rev., 5.00%, 06/01/2042	1,000	1,162
Passaic County Utilities Authority, Rev., CNTY GTD, 5.00%, 03/01/2037	3,035	3,397
South Jersey Port Corp., Marine Terminal, Subordinated, Series B, Rev., AMT, 5.00%, 01/01/2037	1,000	1,017
South Jersey Port Corp., Subordinate Marine Term, Series B, Rev., AMT, 5.00%, 01/01/2032	2,140	2,189

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)

New Jersey — continued
South Jersey Port Corp., Subordinate, Marine Terminal
Series B, Rev., AMT, 5.00%, 01/01/2033	1,220	1,246
Series B, Rev., AMT, 5.00%, 01/01/2034	1,250	1,275
Series B, Rev., AMT, 5.00%, 01/01/2036	1,000	1,018
South Jersey Transportation Authority
Series A, Rev., 5.00%, 11/01/2030	500	536
Series A, Rev., 5.00%, 11/01/2033	1,215	1,293
Series A, Rev., BAM, 5.00%, 11/01/2041	2,925	3,091
State of New Jersey, Covid-19 Emergency Bonds, General Obligations
Series A, GO, 4.00%, 06/01/2030	2,000	2,096
Series A, GO, 5.00%, 06/01/2028	4,245	4,446
Tender Option Bond Trust Receipts/Certificates, Series 2016-XM0226, Rev., BHAC-CR, NATL-RE, LIQ: Bank of America NA, 2.71%, 07/01/2026 (e) (z)	5,220	5,220
The Gloucester County Improvement Authority, Rowan University Project, Rev., BAM, 5.00%, 07/01/2044	900	957

		335,546

New Mexico — 0.2%
Albuquerque Municipal School District No. 12
Series A, GO, 5.00%, 08/01/2039	750	849
Series A, GO, 5.00%, 08/01/2040	1,250	1,407
City of Farmington NM
Rev., 3.88%, 06/01/2040 (z)	6,750	6,896
City of Farmington, Four Corners Project, Rev., 1.80%, 04/01/2029	3,000	2,826
City of Farmington, Public Service Company, San Juan, Rev., 3.90%, 06/01/2040 (z)	1,000	1,016
City of Farmington, San Juan and Four Corners Rev., 2.15%, 04/01/2033	4,890	4,244
Mesa Del Sol Public Improvement District No. 1
Series A, Rev., 5.10%, 10/01/2046 (e) (w)	375	380
Series A, Rev., 5.45%, 10/01/2055 (e) (w)	1,050	1,064
New Mexico Educational Assistance Foundation, Series 1A, Rev., AMT, 2.05%, 09/01/2051	170	155
New Mexico Finance Authority, Senior Lien Public Project, Series C, Rev., 4.00%, 06/01/2028	1,070	1,071
New Mexico Hospital Equipment Loan Council
Rev., 5.00%, 06/01/2030	1,050	1,106
Rev., 5.00%, 06/01/2032	1,000	1,041
Series A, Rev., 5.00%, 08/01/2044	3,185	3,249

SEE NOTES TO FINANCIAL STATEMENTS.

200	SIX CIRCLES TRUST	JUNE 30, 2026

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
New Mexico — continued
New Mexico Hospital Equipment Loan Council, Presbyterian Healthcare, Rev., 4.00%, 08/01/2037	500	491
New Mexico Hospital Equipment Loan Council, Presbyterian Healthcare Series A, Rev., 5.00%, 08/01/2046	215	217
New Mexico Mortgage Finance Authority
Series C, Rev., GNMA/FNMA/FHLMC, 4.70%, 09/01/2049	1,955	1,971
Series G3, Rev., GNMA/FNMA/FHLMC, 3.00%, 09/01/2057 (z)	1,030	1,030
New Mexico Mortgage Finance Authority, Single Family Mortgage Program
Rev., GNMA/FNMA/FHLMC COLL, 5.75%, 03/01/2054	485	520
Series C, Rev., GNMA/FNMA/FHLMC, 4.00%, 01/01/2049	90	90
Santa Fe Public School District, GO, 5.00%, 08/01/2029	1,375	1,440
State of New Mexico, Capital Project, GO, 5.00%, 03/01/2027 (p)	7,500	7,624
State of New Mexico, Severance Tax Permanent Fund, Series A, Rev., 5.00%, 07/01/2033	1,875	2,022
Winrock Town Center, Increment Development District No 1, Senior Lien, Tax Allocation, 4.25%, 05/01/2040 (e)	1,750	1,697

		42,406

New York — 10.8%
Albany Capital Resource Corp., Rev., 5.25%, 05/01/2050	5,000	5,350
Battery Park City Authority
Rev., 5.00%, 11/01/2044	1,750	1,961
Series B, Rev., 5.00%, 11/01/2036	2,000	2,286
Broome County, Local Development Corp., United Health Services Hospital, Rev., 4.00%, 04/01/2039	2,750	2,748
Build C Resource Corp., Success Academy Charter School
Rev., 4.00%, 09/01/2042	1,200	1,164
Rev., 4.00%, 09/01/2043	1,000	968
Rev., 5.00%, 09/01/2036	1,660	1,767
Rev., 5.00%, 09/01/2037	1,475	1,564
Rev., 5.00%, 09/01/2039	1,125	1,183
Build NYC Resource Corp.
Rev., 5.00%, 07/01/2026	325	325
Rev., 5.50%, 06/15/2050	1,250	1,258
Build NYC Resource Corp., 261 Walton Facility Zeta LLC, Rev., 5.00%, 06/01/2036 (e)	10,000	10,416
Build NYC Resource Corp., Family Life Academy Charter, Series A1, Rev., 5.25%, 06/01/2040 (e)	1,220	1,205

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)

New York — continued
Build NYC Resource Corp., Family Life Academy Charter Project, Rev., 7.25%, 06/01/2055 (e)	250	261
Build NYC Resource Corp., Friends of Hellenic Classical, Series A, Rev., 4.00%, 12/01/2031 (e)	700	688
Build NYC Resource Corp., Grand Concourse Academy Charter School
Rev., 5.00%, 07/01/2042	555	561
Rev., 5.00%, 07/01/2052	700	678
City of Long Beach, Series A, GO, 5.00%, 09/01/2027	1,500	1,542
City of New York
Series A1, GO, 4.00%, 08/01/2034	3,000	3,079
Series A1, GO, 4.00%, 08/01/2036	1,000	1,015
Series A1, GO, 5.00%, 08/01/2029	2,900	3,102
Series A1, GO, 5.00%, 09/01/2034	2,000	2,210
Series A1, GO, 5.00%, 08/01/2041	3,000	3,111
Series A1, GO, 5.25%, 09/01/2042	8,715	9,464
Series A4, GO, 5.00%, 08/01/2026	1,000	1,002
Series B1, GO, 5.00%, 08/01/2026	1,120	1,122
Series B1, GO, 5.00%, 08/01/2031	1,000	1,100
Series B1, GO, 5.00%, 10/01/2031	500	551
Series B1, GO, 5.00%, 08/01/2035	90	99
Series B1, GO, 5.25%, 10/01/2047	3,000	3,167
Series C1, GO, 5.00%, 08/01/2031	500	540
Series C4, GO, 5.00%, 10/01/2027	5,000	5,164
Series C, GO, 5.00%, 08/01/2027	2,000	2,056
Series C, GO, 5.00%, 03/01/2042	1,340	1,452
Series C, GO, 5.25%, 03/01/2053	15,140	15,925
Series D1, GO, 5.00%, 12/01/2031	1,380	1,451
Series D1, GO, 5.00%, 12/01/2036	11,955	12,460
Series E, GO, 5.00%, 08/01/2028	1,625	1,707
Series E, GO, 5.00%, 08/01/2033	2,000	2,096
Series F1, GO, 3.00%, 03/01/2035	2,135	2,062
Series F1, GO, 5.00%, 03/01/2043	1,000	1,051
Series G1, GO, 5.00%, 02/01/2043	1,000	1,092
City of New York NY
GO, 5.00%, 08/01/2031	6,000	6,601
GO, 5.00%, 09/01/2041	1,000	1,093
Series D, GO, 5.00%, 10/01/2039	6,000	6,677
Series D, GO, 5.00%, 10/01/2041	3,000	3,312
City of New York, Fiscal 2001
Series 2, GO, VRDO, 3.05%, 07/07/2026 (z)	120	120
Series 3, GO, VRDO, 3.05%, 07/01/2026 (z)	90	90
City of New York, Fiscal 2018 Subordinate, Series B, GO, VRDO, 3.05%, 07/01/2026 (z)	14,460	14,460
City of New York, Fiscal 2020, Series B1, GO, 5.00%, 10/01/2038	5,000	5,229
City of New York, Fiscal 2021
Series C, GO, 4.00%, 08/01/2037	450	453
Series C, GO, 5.00%, 08/01/2035	4,740	5,064

SEE NOTES TO FINANCIAL STATEMENTS.

JUNE 30, 2026	SIX CIRCLES TRUST	201

Six Circles Tax Aware Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JUNE 30, 2026 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
New York — continued
City of New York, Fiscal 2022
GO, 5.25%, 05/01/2039	200	219
GO, 5.25%, 05/01/2041	2,000	2,172
GO, 5.50%, 05/01/2044	1,000	1,087
City of New York, Fiscal 2024, Series A, GO, 5.00%, 08/01/2028	360	378
City of New York, Fiscal 2025, GO, 5.00%, 08/01/2027	2,080	2,138
City of New York, Fiscal 2026
Series A1, GO, 5.00%, 08/01/2041	1,500	1,661
Series A1, GO, 5.00%, 08/01/2042	1,500	1,651
City of New York, Subordinated
Series E1, GO, 4.00%, 04/01/2050	8,500	7,946
Series F1, GO, 5.00%, 08/01/2027	1,750	1,799
Series F1, GO, 5.00%, 08/01/2028	350	368
City of Yonkers
Series F, GO, BAM, 5.00%, 11/15/2038	500	550
Series F, GO, BAM, 5.00%, 11/15/2039	1,000	1,097
County of Nassau
Series A, GO, 4.00%, 04/01/2046	1,300	1,256
Series B, GO, BAM, 5.00%, 10/01/2027	1,450	1,460
Dutchess County, Local Development Corp., Health Quest System Inc Project, Series B, Rev., 5.00%, 07/01/2046	6,750	6,750
Empire State Development Corp., Series A, Rev., 5.00%, 03/15/2051	4,525	4,722
Empire State Development Corporation, Series E, Rev., 4.00%, 03/15/2039	3,930	3,895
Hempstead Town Local Development Corp., Evergreen Charter School Project, Series A, Rev., 5.25%, 06/15/2042	4,000	4,083
Hudson Yards Infrastructure Corp.
Series A, Rev., 4.00%, 02/15/2047	9,335	8,595
Series A, Rev., 5.00%, 02/15/2045	2,210	2,227
Long Island Power Authority
Rev., 5.00%, 09/01/2042	2,070	2,111
Series A, Rev., 5.00%, 09/01/2037	1,250	1,337
Series B, Rev., 1.50%, 09/01/2051 (z)	8,200	8,172
Series B, Rev., 3.00%, 09/01/2055 (z)	1,500	1,503
Long Island Power Authority, Green Bond, Series E, Rev., 5.00%, 09/01/2048	2,440	2,567
Metropolitan Transportation Authority
Rev., BAM, 4.00%, 11/15/2048	4,415	4,040
Rev., 5.00%, 11/15/2049	2,000	2,034
Special Tax, 5.25%, 11/15/2042	2,140	2,405
Special Tax, 5.25%, 11/15/2045	8,500	9,352
Series A2, Rev., 5.00%, 11/15/2045 (z)	4,500	4,824
Series A, Rev., 5.25%, 11/15/2030	1,475	1,489
Series A, Rev., 5.25%, 11/15/2034	8,000	8,065
Series C1, Rev., 5.00%, 11/15/2056	3,100	3,102
Series D, Rev., BAM, 4.00%, 11/15/2042	3,295	3,241
Series D, Rev., 5.00%, 11/15/2027	1,200	1,210

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)

New York — continued
Metropolitan Transportation Authority Dedicated Tax Fund, Sustainable Bond, Series A, Special Tax, 5.25%, 11/15/2054	2,790	2,958
Metropolitan Transportation Authority, Build America Bonds, Rev., 6.67%, 11/15/2039	2,500	2,699
Metropolitan Transportation Authority, Green Bond
Series A2, Rev., 5.00%, 11/15/2027	1,085	1,094
Series C2, Rev., Zero Coupon, 11/15/2032	500	405
Series C, Rev., 5.00%, 11/15/2040	2,465	2,572
Series E, Rev., 4.00%, 11/15/2045	60	57
Series E, Rev., 5.00%, 11/15/2029	250	269
Metropolitan Transportation Authority, Green Bonds
Series B1, Rev., 5.00%, 11/15/2046	2,000	2,007
Series D1, Rev., 5.00%, 11/15/2043	2,000	2,082
Series D3, Rev., 4.00%, 11/15/2049	1,000	913
Metropolitan Transportation Authority, Green Bonds, Subordinated, Series B1, Rev., 5.00%, 11/15/2036	10,000	10,067
Metropolitan Transportation Authority, Sustainable Bond
Series A, Rev., 5.25%, 11/15/2049	2,000	2,102
Series C1, Rev., 4.00%, 11/15/2031	2,450	2,494
Series E, Rev., 5.00%, 11/15/2033	2,400	2,607
Metropolitan Transportation Authority, Transportation Green Bonds, Series B, Rev., 5.00%, 11/15/2026	1,720	1,734
Monroe County Industrial Development Corp., Andrews Terrace Community
Rev., HUD, 5.00%, 07/01/2028 (z)	3,915	3,996
Monroe County Industrial Development Corp., Rochester Regional Health Project
Rev., 5.00%, 12/01/2027	1,000	1,026
Rev., 5.00%, 12/01/2028	1,700	1,773
Rev., 5.00%, 12/01/2029	1,900	2,007
Monroe County Industrial Development Corp., University of Rochester Project, Series A, Rev., 5.00%, 07/01/2053	13,650	14,288
MTA Hudson Rail Yards Trust Obligations
Series A, Rev., 5.00%, 11/15/2051	10,000	10,001
Series A, Rev., 5.00%, 11/15/2056	4,000	4,001
New York City Health and Hospitals Corp., Series A, Rev., 5.00%, 02/15/2027	2,675	2,717
New York City Housing Development Corp.
Rev., HUD, 3.70%, 05/01/2064 (z)	2,450	2,480
Rev., 3.75%, 05/01/2065 (z)	15,550	15,746
Rev., 4.00%, 12/15/2031	205	207
New York City Housing Development Corp., 8 Spruce Street, Rev., 5.25%, 12/15/2031	1,000	1,030

SEE NOTES TO FINANCIAL STATEMENTS.

202	SIX CIRCLES TRUST	JUNE 30, 2026

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
New York — continued
New York City Housing Development Corp., Sustainable Bond
Series A2, Rev., 3.25%, 11/01/2064 (z)	2,725	2,737
Series E2, Rev., 3.80%, 11/01/2063 (z)	1,300	1,310
New York City Industrial Development Agency, Queens Baseball Stadium Project
Rev., 2.00%, 01/01/2038	675	524
Rev., 3.00%, 01/01/2040	250	225
Series A, Rev., 4.00%, 01/01/2032	1,000	1,037
Series A, Rev., 5.00%, 01/01/2027	625	632
Series A, Rev., 5.00%, 01/01/2029	1,000	1,053
Series A, Rev., 5.00%, 01/01/2030	1,500	1,607
New York City Industrial Development Agency, Yankee Stadium Project Pilot
Rev., 4.00%, 03/01/2045	7,430	7,159
Rev., 5.00%, 03/01/2028	1,250	1,298
Rev., 5.00%, 03/01/2029	1,500	1,586
Rev., 5.00%, 03/01/2030	4,400	4,724
New York City Municipal Water Finance Authority
Rev., VRDO, 2.60%, 07/01/2026 (z)	1,150	1,150
Rev., 5.00%, 06/15/2035	2,735	3,181
Rev., 5.00%, 06/15/2037	2,000	2,286
Rev., 5.00%, 06/15/2046	5,000	5,060
Series AA1, Rev., 5.25%, 06/15/2052	4,610	4,877
Series AA3, Rev., 5.00%, 06/15/2047	4,065	4,290
Series CC1, Rev., 4.00%, 06/15/2052	5,000	4,591
Series DD, Rev., 5.00%, 06/15/2034	1,920	2,189
New York City Municipal Water Finance Authority, Second General Resolution
Rev., VRDO, 2.60%, 07/01/2026 (z)	23,195	23,195
Rev., VRDO, 2.90%, 07/01/2026 (z)	8,000	8,000
Rev., 4.00%, 06/15/2051	9,205	8,488
Rev., 5.00%, 06/15/2044	2,755	2,990
Rev., 5.00%, 06/15/2048	10,970	11,697
Rev., 5.25%, 06/15/2054	5,000	5,280
Series BB, Rev., 5.00%, 06/15/2043	5,535	6,117
Series CC1, Rev., 5.00%, 06/15/2049	5,000	5,132
New York City Municipal Water Finance Authority, Subordinate Fiscal 2025
Rev., 5.00%, 06/15/2048	5,105	5,402
Series AA, Rev., 5.25%, 06/15/2053	15,890	16,904
New York City Municipal Water Finance Authority, Subordinated Second General Resolution
Rev., 2.60%, 06/15/2041 (z)	10,000	10,000
Rev., VRDO, 3.05%, 07/01/2026 (z)	9,000	9,000
New York City Transitional Finance Authority Building Aid Revenue, Subordinate, Series S1, Rev., 4.00%, 07/15/2034	1,000	1,036
New York City Transitional Finance Authority Future Tax Secured, Rev., 5.00%, 08/01/2029	1,000	1,068

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)

New York — continued
New York City Transitional Finance Authority Future Tax Secured Revenue
Rev., VRDO, 2.60%, 07/01/2026 (z)	11,100	11,100
Rev., VRDO, 2.98%, 07/01/2026 (z)	10,000	10,000
Rev., 4.00%, 08/01/2036	11,260	11,289
Rev., 5.00%, 11/01/2027	6,460	6,676
Rev., 5.00%, 11/01/2028	600	634
Rev., 5.00%, 05/01/2030	2,000	2,163
Rev., 5.00%, 11/01/2032	1,315	1,472
Rev., 5.00%, 11/01/2034	4,430	5,057
Rev., 5.00%, 05/01/2038	4,900	5,434
Rev., 5.00%, 11/01/2038	7,585	8,459
Rev., 5.00%, 05/01/2039	1,500	1,645
Rev., 5.00%, 11/01/2039	5,420	6,017
Rev., 5.00%, 11/01/2040	950	1,059
Rev., 5.00%, 05/01/2041	6,000	6,574
Rev., 5.00%, 11/01/2041	1,250	1,392
Rev., 5.00%, 05/01/2050	5,000	5,237
Rev., 5.25%, 05/01/2048	5,165	5,528
Rev., 5.25%, 05/01/2049	3,000	3,203
Series A4, Rev., VRDO, 3.05%, 07/01/2026 (z)	11,200	11,200
Series A, Rev., 5.00%, 05/01/2044	5,000	5,485
Series B1, Rev., 4.00%, 08/01/2042	17,500	17,013
Series B, Rev., 5.25%, 05/01/2048	20,000	21,625
Series CS, Rev., 5.00%, 05/01/2045	5,000	5,393
Series D1, Rev., 5.00%, 11/01/2034	4,410	5,007
Series D1, Rev., 5.00%, 11/01/2039	3,000	3,299
Series D, Rev., 5.00%, 05/01/2035	900	1,025
Series D, Rev., 5.00%, 05/01/2036	1,540	1,741
Series E1, Rev., 3.00%, 02/01/2028	730	735
Series E, Rev., 5.00%, 11/01/2039	6,000	6,632
Series E, Rev., 5.00%, 11/01/2042	900	986
Series E, Rev., 5.00%, 11/01/2043	2,485	2,717
Series E, Rev., 5.00%, 11/01/2053	4,500	4,669
Series F1, Rev., 5.00%, 02/01/2039	3,000	3,234
Series F1, Rev., 5.00%, 02/01/2041	2,000	2,182
Series F1, Rev., 5.00%, 02/01/2045	5,000	5,363
Series F1, Rev., 5.00%, 02/01/2046	3,335	3,548
Series H, Rev., 5.00%, 11/01/2042	1,000	1,101
Series H, Rev., 5.25%, 11/01/2045	1,500	1,655
New York City Transitional Finance Authority Future Tax Secured Revenue, Fiscal 2025
Series D, Rev., 5.00%, 05/01/2030	2,340	2,531
Series D, Rev., 5.00%, 05/01/2050	5,985	6,273
New York City Transitional Finance Authority Future Tax Secured Revenue, Fiscal 2026
Series B, Rev., 5.00%, 05/01/2034	1,010	1,148
Series B, Rev., 5.00%, 05/01/2051	5,015	5,250
Series B, Rev., 5.25%, 05/01/2047	4,000	4,350
New York City Transitional Finance Authority Future Tax Secured Revenue, Future Tax Secured
Rev., 4.00%, 11/01/2035	7,000	7,199
Series A3, Rev., 4.00%, 08/01/2043	5,645	5,459

SEE NOTES TO FINANCIAL STATEMENTS.

JUNE 30, 2026	SIX CIRCLES TRUST	203

Six Circles Tax Aware Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JUNE 30, 2026 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
New York — continued
New York City Transitional Finance Authority Future Tax Secured Revenue, Future Tax Secured Subordinate, Series B1, Rev., 5.00%, 08/01/2038	1,000	1,002
New York City Transitional Finance Authority Future Tax Secured Revenue, Future Tax Subordinated
Series A3, Rev., 4.00%, 08/01/2042	2,500	2,430
Series E1, Rev., 4.00%, 02/01/2041	8,475	8,325
New York City Transitional Finance Authority Future Tax Secured Revenue, Subordinate
Rev., 4.00%, 05/01/2038	2,000	2,019
Series B1, Rev., 4.00%, 08/01/2036	7,415	7,593
Series DS, Rev., 4.00%, 11/01/2038	4,000	4,033
Series E1, Rev., 4.00%, 02/01/2046	2,000	1,919
New York City Transitional Finance Authority Future Tax Secured Revenue, Subordinate Bond Fiscal 2026, Series G1, Rev., 5.00%, 11/01/2038	5,000	5,673
New York City Transitional Finance Authority Future Tax Secured Revenue, Subordinate Fiscal 2025, Rev., 5.00%, 11/01/2035	1,715	1,968
New York City Transitional Finance Authority Future Tax Secured Revenue, Subordinate Fiscal 2026
Rev., 5.00%, 11/01/2033	22,840	25,816
Rev., 5.00%, 11/01/2034	16,345	18,659
Rev., 5.00%, 02/01/2046	7,250	7,809
Rev., 5.50%, 02/01/2050	5,000	5,490
New York City Transitional Finance Authority Future Tax Secured Revenue, Subordinate Future Tax Secured, Rev., 4.00%, 11/01/2040	5,000	4,985
New York City Transitional Finance Authority Future Tax Secured Revenue, Subordinate Multi Modal, Series A, Rev., 5.00%, 05/01/2040	1,000	1,086
New York City Transitional Finance Authority Future Tax Secured Revenue, Subordinated
Rev., 5.00%, 11/01/2026	1,000	1,008
Rev., 5.00%, 05/01/2031	1,000	1,091
Rev., 5.25%, 08/01/2042	3,000	3,263
Series A3, Rev., 4.00%, 05/01/2042	2,000	1,973
Series A3, Rev., 5.00%, 08/01/2040	1,720	1,750
New York City Transitional Finance Authority Future Tax Secured Revenue, Subordinated Future Tax Secure, Rev., 4.00%, 05/01/2043	2,000	1,962
New York City Transitional Finance Authority, Building Aid Revenue
Series S2, Rev., 5.00%, 07/15/2031	4,055	4,513
Series S2, Rev., 5.00%, 07/15/2042	1,250	1,396

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)

New York — continued
New York City Trust for Cultural Resources, Refunding Lincoln Center, Series A, Rev., 5.00%, 12/01/2032	500	542
New York City Water & Sewer System
Series BB1, Rev., 5.00%, 06/15/2049	500	513
Series FF, Rev., 5.00%, 06/15/2041	2,000	2,124
New York City Water & Sewer System, Second General Resolution
Series CC1, Rev., 5.00%, 06/15/2048	2,730	2,758
Series CC1, Rev., 5.25%, 06/15/2037	2,345	2,368
Series DD1, Rev., 5.00%, 06/15/2048	3,115	3,162
Series DD2, Rev., 5.00%, 06/15/2040	2,000	2,053
Series DD, Rev., 5.00%, 06/15/2047	6,680	6,705
New York City Water & Sewer System, Various Second General Resolution, Series BB4, Rev., VRDO, 3.05%, 07/01/2026 (z)	12,800	12,800
New York City Water & Sewer System, Water and Sewer System Revenue Second General Resolution, Series BB2, Rev., 4.00%, 06/15/2042	1,180	1,164
New York Convention Center Development Corp., Senior Lien Hotel Unit Fee
Rev., 5.00%, 11/15/2040	2,200	2,484
Rev., 5.00%, 11/15/2041	5,260	5,908
Rev., 5.00%, 11/15/2042	4,000	4,474
Rev., 5.00%, 11/15/2043	1,555	1,730
Rev., 5.00%, 11/15/2044	1,635	1,807
Rev., 5.00%, 11/15/2045	1,110	1,217
New York Energy Finance Development Corporation, Rev., 5.00%, 07/01/2056 (z)	8,835	9,128
New York Liberty Development Corp.
Rev., 5.25%, 10/01/2035	19,150	22,029
Series 1WTC, Rev., 3.00%, 02/15/2042	1,755	1,483
Series 1WTC, Rev., 4.00%, 02/15/2043	4,985	4,858
New York Liberty Development Corp., 3 World Trade Center, Rev., 5.38%, 11/15/2040 (e)	1,945	1,947
New York Liberty Development Corp., 7 World Trade Center Project, Rev., 3.13%, 09/15/2050	3,000	2,290
New York Liberty Development Corp., World Trade Center Project, Series 1, Rev., 5.00%, 11/15/2044 (e)	37,385	37,422
New York Power Authority
Rev., 4.00%, 11/15/2049	2,000	1,900
Rev., 5.00%, 11/15/2041	1,500	1,682
Rev., 5.13%, 11/15/2063	4,000	4,220
New York Power Authority, Green Transmission Project
Rev., 5.00%, 11/15/2028	1,000	1,064
Rev., 5.00%, 11/15/2034	635	704
Rev., 5.00%, 11/15/2035	1,250	1,380

SEE NOTES TO FINANCIAL STATEMENTS.

204	SIX CIRCLES TRUST	JUNE 30, 2026

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
New York — continued
New York State Dormitory Authority
Rev., 5.00%, 10/01/2026	875	880
Rev., 5.00%, 07/01/2035	750	862
Rev., 5.00%, 10/01/2037	1,000	1,100
Rev., 5.00%, 10/01/2039	860	939
Rev., 5.00%, 07/01/2042	5,000	5,068
Rev., 5.25%, 07/01/2050	6,000	6,088
Rev., 5.50%, 07/01/2050	2,500	2,719
Series A1, Rev., 5.00%, 03/15/2036	2,500	2,810
Series A, Rev., 4.00%, 03/15/2039	1,000	1,003
Series A, Rev., 4.00%, 03/15/2040	4,500	4,506
Series A, Rev., 4.00%, 03/15/2054	8,090	7,388
Series A, Rev., 5.00%, 03/15/2028	1,175	1,227
Series A, Rev., 5.00%, 03/15/2029 (p)	3,000	3,196
Series A, Rev., 5.00%, 03/15/2034	2,000	2,009
Series A, Rev., 5.00%, 03/15/2036	1,765	1,999
Series A, Rev., 5.00%, 03/15/2037	9,880	11,374
Series A, Rev., 5.00%, 03/15/2040	17,000	19,153
Series A, Rev., 5.00%, 03/15/2042	3,750	4,184
Series A, Rev., 5.00%, 02/15/2043	3,000	3,005
Series C, Rev., 5.00%, 03/15/2041	690	772
Series C, Rev., 5.00%, 03/15/2042	1,060	1,180
Series C, Rev., 5.00%, 03/15/2043	1,435	1,588
New York State Dormitory Authority, Bidding Group 3, Series A, Rev., 5.00%, 03/15/2054	14,205	14,797
New York State Dormitory Authority, Cornell University, Series A, Rev., 5.50%, 07/01/2054	5,000	5,451
New York State Dormitory Authority, Exchange Bonds, Series C, Rev., 5.00%, 07/01/2031	1,227	1,351
New York State Dormitory Authority, Green Bond, Cornell University, Rev., 5.00%, 07/01/2034	1,100	1,275
New York State Dormitory Authority, Group 2
Series A, Rev., 5.00%, 03/15/2033	2,000	2,168
Series A, Rev., 5.00%, 03/15/2036	2,015	2,122
New York State Dormitory Authority, Group 3, Series A, Rev., 5.00%, 03/15/2037	5,000	5,256
New York State Dormitory Authority, Icahn School of Medicine at Mount Sinai, Rev., 5.00%, 07/01/2040	1,500	1,502
New York State Dormitory Authority, Montefiore Obligated Group
Series A, Rev., 5.00%, 08/01/2026	900	901
Series A, Rev., 5.00%, 08/01/2031	1,010	1,040
New York State Dormitory Authority, Northwell Health Obligated
Rev., 5.00%, 05/01/2034	13,180	14,873
Rev., 5.25%, 05/01/2054	5,000	5,194

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)

New York — continued
New York State Dormitory Authority, Northwell Health Obligated Group
Rev., 4.00%, 05/01/2045	6,500	6,198
Rev., 4.25%, 05/01/2052	4,930	4,595
Rev., 5.00%, 05/01/2052	3,000	3,065
New York State Dormitory Authority, School Districts Revenue Bond, Rev., 5.00%, 10/01/2040	10,000	11,064
New York State Dormitory Authority, Second Bond Financing Program
Rev., 5.00%, 10/01/2029	2,000	2,151
Rev., 5.00%, 10/01/2030	2,670	2,921
New York State Dormitory Authority, St. Johns University, Rev., 4.00%, 07/01/2048 (p)	50	53
New York State Dormitory Authority, Unrefunded, Series A, Rev., 5.00%, 03/15/2044	2,460	2,665
New York State Dormitory Authority, Unrefunded 2024 Bidding Group, Rev., 5.00%, 03/15/2029	2,000	2,136
New York State Dormitory Authority, Unrefunded Group 2, Series E, Rev., 5.00%, 03/15/2028 (p)	1,000	1,044
New York State Dormitory Authority, Unrefunded St. Johns University Series A, Rev., 4.00%, 07/01/2048	950	856
New York State Dormitory Authority, White Plains Hospital Obligated
Rev., 5.00%, 10/01/2039	750	821
Rev., 5.25%, 10/01/2040	500	556
Rev., 5.25%, 10/01/2041	525	582
Rev., 5.25%, 10/01/2049	2,025	2,110
New York State Dormitory Authority, Yeshiva University, Series A, Rev., 5.00%, 07/15/2037	2,500	2,620
New York State Energy Research & Development Authority
Series A, Rev., 3.80%, 08/01/2032	6,710	6,844
Series B, Rev., 3.80%, 08/01/2032	6,240	6,364
Series C, Rev., 3.80%, 08/01/2032	6,750	6,884
New York State Environmental Facilities Corp., Green Bond 2010 Master Financing Project
Rev., 5.00%, 09/15/2028	575	608
Rev., 5.00%, 09/15/2031	250	280
New York State Environmental Facilities Corp., Solid Waste Disposal Revenue, Casella Waste System, Inc. Project, Rev., AMT, 4.25%, 09/01/2050 (e) (z)	1,100	1,124
New York State Housing Finance Agency
Series B2, Rev., HUD, SONYMA, 3.60%, 11/01/2064 (z)	11,000	11,051
Series C, Rev., 4.00%, 11/01/2046	3,340	3,168
Series D2, Rev., SONYMA, 3.38%, 05/01/2065 (z)	2,500	2,508

SEE NOTES TO FINANCIAL STATEMENTS.

JUNE 30, 2026	SIX CIRCLES TRUST	205

Six Circles Tax Aware Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JUNE 30, 2026 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
New York — continued
New York State Housing Finance Agency, Housing 160 West 62nd Street, Rev., 3.60%, 11/01/2044 (z)	2,805	2,830
New York State Housing Finance Agency, Sustainability Bonds
Series B, Rev., HUD, SONYMA, 3.60%, 11/01/2062 (z)	1,705	1,706
Series J, Rev., HUD, SONYMA, 1.10%, 11/01/2061 (z)	2,180	2,135
New York State Housing Finance Agency, Sustainable Bond, Series C2, Rev., SONYMA, 3.20%, 05/01/2066 (z)	5,500	5,520
New York State Thruway Authority
Series A1, Rev., 4.00%, 03/15/2041	500	491
Series A1, Rev., 5.00%, 03/15/2033	1,000	1,097
Series A, Rev., 5.00%, 01/01/2035	2,470	2,861
Series A, Rev., 5.00%, 03/15/2051	5,000	5,270
New York State Thruway Authority, Group 2, Series N, Rev., 4.00%, 01/01/2041	3,120	3,123
New York State Urban Development Corp.
Series A, Rev., 4.00%, 03/15/2042	2,000	1,988
Series E, Rev., 4.00%, 03/15/2046	10,000	9,573
New York State Urban Development Corp., Bidding Group 4, Series A, Rev., 3.00%, 03/15/2050	4,000	2,998
New York State Urban Development Corp., Group 2, Series E, Rev., 4.00%, 03/15/2038	1,000	1,002
New York State Urban Development Corp., Personal Income Tax
Rev., 4.00%, 03/15/2037	2,000	2,020
Rev., 4.00%, 03/15/2041	5,000	4,937
Rev., 5.00%, 03/15/2030	500	543
Series C3, Rev., 5.00%, 03/15/2038	1,860	1,901
New York State Urban Development Corp., State Personal Income Tax
Rev., 4.00%, 03/15/2042	2,000	1,972
Series AG, Rev., 5.00%, 03/15/2038	5,000	5,066
New York State Urban Development Corp., State Personal Income Tax, General Purpose
Series A, Rev., 5.00%, 03/15/2042	5,000	5,178
Series B, Rev., 3.54%, 03/15/2028 (p)	7,000	6,911
New York State Urban Development Corp., Sustainable Bond State Person, Rev., 5.00%, 03/15/2063	25,905	26,732
New York Transportation Development Corp.
Rev., AMT, 5.00%, 01/01/2036	5,405	5,501
Rev., AMT, 5.00%, 12/01/2036	4,000	4,259
Rev., AMT, 5.00%, 10/01/2040	7,335	7,551
Rev., AMT, 5.00%, 06/30/2049	12,000	12,196
Rev., AMT, 5.00%, 06/30/2054	5,000	5,058
Rev., AMT, 5.25%, 06/30/2049	5,000	5,081

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)

New York — continued
Rev., AMT, 5.25%, 12/31/2054	11,000	11,386
Rev., AMT, 5.50%, 06/30/2060	12,000	12,246
Rev., AMT, 6.00%, 06/30/2043	2,000	2,270
Rev., AMT, 6.00%, 06/30/2044	2,650	2,949
Rev., AMT, 6.00%, 06/30/2050	8,000	8,607
New York Transportation Development Corp., American Airlines Inc
Rev., AMT, 2.25%, 08/01/2026	200	200
Rev., AMT, 5.00%, 08/01/2026	1,880	1,881
New York Transportation Development Corp., Delta Air Lines, Inc, LaGuardia
Rev., AMT, 4.38%, 10/01/2045	9,130	8,820
Rev., AMT, 5.00%, 01/01/2032	3,000	3,072
New York Transportation Development Corp., Delta Air Lines, Inc., LaGuardia, Rev., AMT, 4.00%, 10/01/2030	2,500	2,555
New York Transportation Development Corp., Delta Air Lines, Inc., LaGuardia, Rev., AMT, 5.00%, 10/01/2035	11,000	11,497
New York Transportation Development Corp., John F. Kennedy International Airport, Rev., AMT, 5.38%, 08/01/2036	2,000	2,087
New York Transportation Development Corp., LaGuardia Airport Terminal
Rev., AMT, 5.63%, 04/01/2040	15,355	16,405
Rev., AMT, 6.00%, 04/01/2035	5,000	5,584
New York Transportation Development Corp., LaGuardia Airport Terminal B
Rev., AMT, 4.00%, 07/01/2033	2,500	2,500
Rev., AMT, 4.00%, 07/01/2037	3,000	3,000
Rev., AMT, 5.00%, 07/01/2046	24,820	24,821
Rev., AMT, 5.25%, 01/01/2050	23,695	23,694
New York Transportation Development Corp., LaGuardia Airport Terminal B Redevelopment
Rev., AMT, 4.00%, 07/01/2031	4,500	4,500
Rev., AMT, 4.00%, 07/01/2032	11,200	11,201
Rev., AMT, 4.00%, 07/01/2035	7,580	7,580
Rev., AMT, 5.00%, 07/01/2041	1,000	1,000
New York Transportation Development Corp., New York State Thruway, Rev., AMT, 4.00%, 10/31/2034	600	607
New York Transportation Development Corp., Sustainable Bond, JFK International Airport
Rev., AMT, 4.50%, 12/31/2054	3,000	2,941
Rev., AMT, 5.00%, 06/30/2049	30,070	30,437
Rev., AMT, 5.13%, 06/30/2060	4,500	4,547
Rev., AMT, 5.38%, 06/30/2060	6,420	6,456
Rev., AMT, 5.50%, 06/30/2043	1,585	1,687
Rev., AMT, 5.50%, 06/30/2054	12,500	12,774
Rev., AMT, 5.50%, 12/31/2054	12,000	12,375
Rev., AMT, 5.50%, 12/31/2060	5,000	5,120
Rev., AMT, 6.00%, 06/30/2054	14,075	14,751

SEE NOTES TO FINANCIAL STATEMENTS.

206	SIX CIRCLES TRUST	JUNE 30, 2026

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
New York — continued
New York Transportation Development Corp., Terminal 4 JFK International
Rev., AMT, 5.00%, 12/01/2030	1,710	1,822
Rev., AMT, 5.00%, 12/01/2032	9,265	10,038
Rev., AMT, 5.00%, 12/01/2033	1,000	1,056
Rev., AMT, 5.00%, 12/01/2037	3,500	3,709
Rev., AMT, 5.00%, 12/01/2038	3,000	3,167
New York Transportation Development Corp., Terminal 4 JFK International Airport
Rev., AMT, 5.00%, 12/01/2030	1,270	1,353
Rev., AMT, 5.00%, 12/01/2035	1,000	1,070
New York Transportation Development Corp., Terminal 4 John F Kennedy International
Rev., AMT, 4.00%, 12/01/2038	300	293
Rev., AMT, 4.00%, 12/01/2039	300	290
Rev., AMT, 4.00%, 12/01/2040	1,475	1,414
Rev., AMT, 4.00%, 12/01/2041	300	286
Rev., AMT, 4.00%, 12/01/2042	300	283
Rev., 5.00%, 12/01/2026	995	1,004
Rev., 5.00%, 12/01/2027	200	206
Rev., 5.00%, 12/01/2028	200	210
Rev., 5.00%, 12/01/2037	250	266
Rev., 5.00%, 12/01/2038	2,250	2,390
Onondaga Civic Development Corp.
Rev., 5.00%, 12/01/2039	1,000	1,125
Rev., 5.25%, 12/01/2042	1,000	1,133
Port Authority of New York & New Jersey
Rev., AMT, 5.00%, 11/15/2042	1,500	1,526
Series 207, Rev., AMT, 5.00%, 09/15/2027	2,210	2,270
Series 207, Rev., AMT, 5.00%, 09/15/2028	1,080	1,117
Series 207, Rev., AMT, 5.00%, 09/15/2031	5,000	5,155
Series 226, Rev., AMT, 5.00%, 10/15/2031	4,500	4,927
Series 226, Rev., AMT, 5.00%, 10/15/2032	1,250	1,359
Series 226, Rev., AMT, 5.00%, 10/15/2036	2,040	2,186
Series 242, Rev., AMT, 5.00%, 12/01/2042	7,000	7,447
Port Authority of New York & New Jersey, Consolidated
Series 197, Rev., AMT, 5.00%, 11/15/2032	3,000	3,023
Series 206, Rev., AMT, 5.00%, 11/15/2032	3,000	3,073
Series 221, Rev., AMT, 5.00%, 07/15/2031	1,620	1,734
Series 221, Rev., AMT, 5.00%, 07/15/2032	2,620	2,796

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)

New York — continued
Port Authority of New York & New Jersey, Consolidated 211, Rev., 4.00%, 09/01/2043	18,590	18,408
Port Authority of New York & New Jersey, Consolidated Bond 233, Rev., 5.00%, 08/01/2038	670	737
Port Authority of New York & New Jersey, Consolidated Bond Two, Rev., AMT, 5.50%, 08/01/2052	8,500	9,018
Port Authority of New York & New Jersey, Consolidated Bond Two Hund, Rev., AMT, 5.00%, 01/15/2039	1,250	1,345
Port Authority of New York & New Jersey, Consolidated Bonds
Series 221, Rev., AMT, 4.00%, 07/15/2039	5,000	4,960
Series 221, Rev., AMT, 4.00%, 07/15/2040	3,715	3,645
Port Authority of New York & New Jersey, Consolidated One Hundred Eighty, Series 222, Rev., 4.00%, 07/15/2036	10,250	10,451
Port Authority of New York & New Jersey, Consolidated One Hundred Eighty Third, Rev., 4.00%, 12/15/2039	6,000	5,928
State of New York Mortgage Agency Homeowner Mortgage Revenue, Social Bonds, Series 253, Rev., SONYMA, AMT, 4.70%, 10/01/2038	1,910	1,951
State of New York Mortgage Agency Homeowner Mortgage Revenue, Sustainable Bonds, Series 274, Rev., SONYMA, 6.25%, 10/01/2056	1,775	1,992
State of New York Mortgage Agency, Social Bonds, Series 233, Rev., 3.00%, 10/01/2045	1,140	1,127
State of New York Mortgage Agency, Social Bonds 242, Rev., SONYMA, 3.50%, 10/01/2052	65	65
Suffolk Regional Off-Track Betting Co., Rev., 6.00%, 12/01/2053	1,000	1,025
Triborough Bridge & Tunnel Authority
Rev., BAN, 5.00%, 03/15/2027	1,300	1,323
Rev., 5.25%, 05/15/2054	9,940	10,523
Series A2, Rev., 2.00%, 05/15/2045 (z)	4,250	4,156
Series A, Rev., 5.00%, 11/15/2042	2,000	2,220
Series A, Rev., 5.00%, 11/15/2043	3,500	3,868
Series A, Rev., 5.00%, 11/15/2045	2,000	2,172
Series A, Rev., 5.00%, 11/15/2047	2,500	2,621
Series A, Rev., 5.00%, 11/15/2049	3,040	3,143
Series C, Rev., 5.00%, 05/15/2047	1,000	1,049
Triborough Bridge & Tunnel Authority Sales Tax Revenue
Series A1, Rev., 5.00%, 05/15/2049	2,600	2,730
Series A1, Rev., 5.00%, 05/15/2054	2,355	2,451

SEE NOTES TO FINANCIAL STATEMENTS.

JUNE 30, 2026	SIX CIRCLES TRUST	207

Six Circles Tax Aware Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JUNE 30, 2026 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
New York — continued
Series A1, Rev., 5.25%, 05/15/2059	16,710	17,481
Series A1, Rev., 5.25%, 05/15/2064	5,000	5,214
Series A2, Rev., 5.25%, 05/15/2064	24,000	24,915
Triborough Bridge & Tunnel Authority, Green Bond
Series E1, Rev., 5.00%, 11/15/2027	1,155	1,188
Series E-2B, Rev., 5.00%, 11/15/2032	575	644
Triborough Bridge & Tunnel Authority, MTA Bridges & Tunnels, Rev., 5.00%, 05/15/2047	5,250	5,509
Triborough Bridge & Tunnel Authority, MTA Bridges and Tunnels, Series A, Rev., 5.00%, 11/15/2026	2,440	2,461
Triborough Bridge & Tunnel Authority, MTA Bridges And Tunnels
Series A2, Rev., 5.00%, 11/15/2033	3,840	4,402
Series A2, Rev., 5.00%, 11/15/2041	1,335	1,502
Series A2, Rev., 5.00%, 11/15/2045	3,500	3,827
Triborough Bridge & Tunnel Authority, MTA Bridges and Tunnels, Green Bonds, Rev., 5.00%, 11/15/2029	1,615	1,746
Triborough Bridge & Tunnel Authority, Payroll Mobility Tax Bond Anticipation
Rev., BAN, 5.00%, 02/01/2028	26,495	27,556
Rev., BAN, 5.00%, 02/01/2029	3,000	3,189
Triborough Bridge & Tunnel Authority, Sales Tax Revenue, MTA Bridges & Tunnels TBTA Capital Lockbox Fund, Rev., 5.25%, 05/15/2062	7,500	7,806
Triborough Bridge & Tunnel Authority, Senior, Series C, Rev., 5.00%, 05/15/2040	5,000	5,443
Triborough Bridge & Tunnel Authority, Senior Lien
Series C, Rev., 5.25%, 05/15/2052	10,000	10,491
Series C1-A, Rev., 5.00%, 05/15/2038	2,000	2,169
Triborough Bridge & Tunnel Authority, Senior Lien MTA Bridges & Tunnels
Rev., 5.00%, 05/15/2035	2,000	2,219
Rev., 5.00%, 05/15/2036	2,000	2,206
Rev., 5.00%, 05/15/2038	4,240	4,639
Triborough Bridge & Tunnel Authority, TBTA Capital Lockbox Fund
Rev., 4.50%, 12/01/2056	4,085	4,046
Rev., 5.00%, 12/01/2036	500	576
Rev., 5.00%, 12/01/2043	1,400	1,545
Troy Capital Resource Corp., Rensselaer Polytechnic Institute, Rev., 4.00%, 09/01/2036	750	756
Utility Debt Securitization Authority
Series 1, Rev., 5.00%, 12/15/2031	3,000	3,244
Series 1, Rev., 5.00%, 12/15/2039	1,000	1,136
Series TE2, Rev., 5.00%, 06/15/2033	1,560	1,734
Series TE2, Rev., 5.00%, 12/15/2040	400	460
Series TE2, Rev., 5.00%, 12/15/2041	830	952

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)

New York — continued
Westchester County Local Development Corp., Rev., 5.00%, 07/01/2056 (e)	2,000	1,849
Westchester County Local Development Corp., Westchester Med. Ctr. Obligated
Rev., 5.00%, 11/01/2047	5,610	5,839
Rev., 5.75%, 11/01/2048	1,400	1,519
Rev., 5.75%, 11/01/2049	2,000	2,165
Rev., 6.25%, 11/01/2052	420	442
Westchester County Local Development Corp., Westchester Medical Center
Rev., 5.00%, 11/01/2032	1,500	1,501
Rev., 5.00%, 11/01/2046	3,500	3,319

		1,957,827

North Carolina — 1.2%
Charlotte-Mecklenburg Hospital Authority, Atrium Health, Series B, Rev., 1.95%, 01/15/2048 (z)	2,285	2,167
Charlotte-Mecklenburg Hospital Authority, The Atrium Health, Series D, Rev., 3.63%, 01/15/2048 (z)	2,200	2,218
City of Charlotte
Series B, GO, 5.00%, 07/01/2026	465	465
Series B, GO, 5.00%, 07/01/2029	6,445	6,914
City of Charlotte Airport Revenue, Rev., 5.00%, 07/01/2040	2,375	2,600
City of Charlotte Airport Revenue, Charlotte Douglas International, Rev., AMT, 5.00%, 07/01/2026	1,315	1,315
City of Charlotte Airport Special Facilities Revenue, Charlotte Douglas International
Rev., 5.00%, 07/01/2049	5,000	5,115
Rev., AMT, 5.00%, 07/01/2049	7,335	7,420
City of Charlotte NC Water & Sewer System Revenue, Rev., 5.00%, 07/01/2041	500	558
City of Charlotte Water & Sewer System Revenue
Rev., 5.00%, 07/01/2033	3,390	3,878
Rev., 5.00%, 07/01/2034	3,775	4,366
Rev., 5.00%, 07/01/2037	6,350	7,406
Rev., 5.00%, 07/01/2044	4,000	4,477
Rev., 5.00%, 07/01/2045	4,620	5,123
Series A, Rev., 5.00%, 07/01/2026	325	325
City of Charlotte, Airport Special Facilities Revenue, Series B, Rev., AMT, 5.00%, 07/01/2027	1,315	1,344
City of Greensboro, GO, 5.00%, 02/01/2027	1,000	1,002
City of Mebane, Combined Utilities Revenue, Rev., 4.00%, 08/01/2044	1,175	1,177
City of Raleigh, GO, 5.00%, 04/01/2028	2,125	2,217
City of Raleigh Combined Enterprise System Revenue
Rev., 5.00%, 12/01/2040	800	912
Rev., 5.00%, 12/01/2041	875	992

SEE NOTES TO FINANCIAL STATEMENTS.

208	SIX CIRCLES TRUST	JUNE 30, 2026

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
North Carolina — continued
Rev., 5.00%, 12/01/2042	1,500	1,692
Rev., 5.00%, 12/01/2043	1,500	1,684
Columbus County Industrial Facilities & Pollution Control Financing Authority
Rev., 3.45%, 11/01/2033 (z)	2,500	2,507
Rev., 4.20%, 05/01/2034	1,000	1,046
County of Macon NC, Rev., 4.00%, 10/01/2043	650	656
Greater Asheville Regional Airport Authority
Rev., AMT, 5.25%, 07/01/2040	500	544
Rev., AMT, 5.25%, 07/01/2041	415	449
Rev., AMT, 5.25%, 07/01/2048	13,150	13,745
Inlivian, Rev., 3.30%, 11/10/2043 (z)	1,130	1,139
Inlivian, Trella Uptown Project, Rev., HUD, 3.20%, 06/01/2043 (z)	2,000	2,000
North Carolina Capital Facilities Finance Agency, Wake Forest University, Rev., 5.00%, 01/01/2036	3,195	3,705
North Carolina Central University, Rev., 5.00%, 04/01/2044	3,265	3,340
North Carolina Department of Transportation, I-77 Hot Lanes Project, Rev., AMT, 5.00%, 06/30/2054	9,275	9,275
North Carolina Housing Finance Agency
Rev., GNMA/FNMA/FHLMC, 4.35%, 01/01/2044	1,045	1,055
Rev., GNMA/FNMA/FHLMC, 4.55%, 07/01/2044	835	837
Rev., GNMA/FNMA/FHLMC, 6.25%, 01/01/2055	900	994
Rev., GNMA/FNMA/FHLMC, 6.25%, 07/01/2055	5,780	6,284
Series 44, Rev., 2.30%, 01/01/2031	1,030	968
Series 44, Rev., 4.00%, 07/01/2050	150	151
Series 45, Rev., GNMA/FNMA/FHLMC, 1.90%, 01/01/2032	1,525	1,365
Series 45, Rev., GNMA/FNMA/FHLMC, 3.00%, 07/01/2051	300	298
Series 59A, Rev., GNMA/FNMA/FHLMC, 6.25%, 01/01/2057	4,020	4,540
North Carolina Housing Finance Agency, 1998 Trust Agreement, Series 60, Rev., GNMA/FNMA/FHLMC, 6.25%, 07/01/2057	4,410	5,009
North Carolina Housing Finance Agency, Home Ownership, Series 47, Rev., GNMA/FNMA/FHLMC COLL, 3.00%, 07/01/2051	545	540
North Carolina Housing Finance Agency, Sustainable Bond 1998 Trust Agency, Rev., GNMA/FNMA/FHLMC, 6.25%, 01/01/2055	1,995	2,145

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)

North Carolina — continued
North Carolina Housing Finance Agency, Sustainable Bonds 1998 Trust
Rev., GNMA/FNMA/FHLMC, 4.90%, 07/01/2043	4,915	5,062
Rev., GNMA/FNMA/FHLMC, 6.25%, 01/01/2055	4,435	4,760
North Carolina Medical Care Commission
Rev., 5.00%, 10/01/2050	1,000	1,018
Rev., 5.13%, 10/01/2045	535	566
Rev., 5.13%, 10/01/2056	2,000	2,031
North Carolina Medical Care Commission, Advocate Health Nonprofit Credit Group, Rev., 5.00%, 08/01/2035	4,270	4,853
North Carolina Medical Care Commission, Lutheran Services for the Aging, Rev., 4.00%, 03/01/2041	1,050	1,029
North Carolina Medical Care Commission, Penick Village Project, Series A, Rev., 5.50%, 09/01/2054	460	468
North Carolina Medical Care Commission, Presbyterian Homes Obligations
Series A, Rev., 4.00%, 10/01/2027	600	604
Series A, Rev., 4.00%, 10/01/2040	1,600	1,547
Series A, Rev., 4.00%, 10/01/2045	2,250	2,042
North Carolina Medical Care Commission, Rex Healthcare, Series A, Rev., 5.00%, 07/01/2031	1,760	1,886
North Carolina Medical Care Commission, The Forest at Duke Project, Rev., 4.00%, 09/01/2041	830	793
North Carolina Medical Care Commission, Vidant Health
Rev., 5.00%, 06/01/2040	1,005	1,006
Rev., 5.00%, 06/01/2045	2,345	2,347
North Carolina State Education Assistance Authority, Series A, Rev., AMT, 5.00%, 06/01/2045	3,320	3,436
North Carolina State Education Assistance Authority, Senior Bonds, Series A, Rev., AMT, 5.00%, 06/01/2043	1,060	1,090
North Carolina Turnpike Authority, Senior Lien, Rev., 5.00%, 01/01/2038	2,375	2,468
North Carolina Turnpike Authority, Triangle Expressway System
Rev., 5.00%, 01/01/2053	2,000	2,055
Rev., 5.00%, 01/01/2058	12,495	12,802
North Carolina Turnpike Authority, Triangle Expressway System, Senior Lien, Rev., 5.00%, 01/01/2049	1,000	1,023
Raleigh Durham Airport Authority, Series A, Rev., AMT, 5.00%, 05/01/2032	505	513
State of North Carolina
Series A, GO, 5.00%, 06/01/2027	11,500	11,778
Series A, GO, 5.00%, 06/01/2028	5,250	5,513

SEE NOTES TO FINANCIAL STATEMENTS.

JUNE 30, 2026	SIX CIRCLES TRUST	209

Six Circles Tax Aware Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JUNE 30, 2026 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
North Carolina — continued
Series A, GO, 5.00%, 06/01/2032	1,400	1,580
Series B, Rev., 5.00%, 05/01/2030	2,080	2,265
Series C, GO, 5.00%, 06/01/2034	10,000	11,566
State of North Carolina, Build Nc Programs, Series B, Rev., 5.00%, 05/01/2027	2,750	2,807
State of North Carolina, Grant Anticipation Revenue, Rev., 5.00%, 03/01/2029	1,000	1,064
University of North Carolina at Chapel Hill, Series A, Rev., (United States SOFR * 0.67 + 1.05%), 3.48%, 12/01/2041 (aa)	3,000	3,019
University of North Carolina at Wilmington, Rev., 5.00%, 06/01/2028	1,400	1,402
Western Carolina University, Series B, Rev., 5.00%, 04/01/2031	2,120	2,280
Wilmington Housing Authority, Rev., 2.95%, 05/01/2044 (z)	720	720

		225,352

North Dakota — 0.3%
Cass County Joint Water Resource District, Series A, Rev., CNTY GTD, 3.45%, 04/01/2027	17,250	17,248
City of Grand Forks, Altru Health System
Rev., 5.00%, 12/01/2031	1,500	1,583
Series A, Rev., 5.00%, 12/01/2041	1,000	1,067
City of Horace
Series A, GO, BAM, 4.75%, 05/01/2052	1,000	1,002
Series C, GO, 4.50%, 05/01/2039	1,780	1,802
Series C, GO, 4.75%, 05/01/2044	1,885	1,886
City of Horace ND, Series C, GO, 5.00%, 05/01/2050	1,350	1,311
County of Ward, Trinity Obligation Group
Series C, Rev., 5.00%, 06/01/2043	3,000	2,869
Series C, Rev., 5.00%, 06/01/2048	5,000	4,462
Series C, Rev., 5.00%, 06/01/2053	2,000	1,732
North Dakota Housing Finance Agency
Rev., 4.65%, 07/01/2044	5,000	5,084
Series B, Rev., 3.00%, 07/01/2051	1,070	1,060
Series C, Rev., 4.00%, 01/01/2050	400	404
North Dakota Housing Finance Agency, Home Mortgage Financing Program, Series A, Rev., 3.00%, 01/01/2052	35	35
North Dakota Housing Finance Agency, Housing Finance Program, Home Mortgage Finance, Series D, Rev., 4.25%, 01/01/2049	1,270	1,274
North Dakota Housing Finance Agency, Social Bonds, Series B, Rev., 3.00%, 07/01/2052	665	653
North Dakota Housing Finance Agency, Social Bonds Home Mortgage Finance Program, Rev., 5.75%, 01/01/2054	425	450
North Dakota Housing Finance Agency, Social Bonds Home Mortgage Financing, Rev., 5.75%, 07/01/2053	1,010	1,066

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)

North Dakota — continued
North Dakota Housing Finance Agency, Sustainable Bonds Home Mortgage, Rev., 6.25%, 01/01/2054	3,320	3,574
North Dakota Public Finance Authority, Rev., 5.00%, 10/01/2038	4,840	5,457
University of North Dakota, Series A, COP, 4.00%, 06/01/2046	1,480	1,411
West Fargo Public School District No. 6, Series C, GO, 4.00%, 08/01/2026	300	300

		55,730

Ohio — 2.7%
Akron Bath Copley Joint Township Hospital District
Rev., 4.00%, 11/15/2036 (p)	1,000	1,051
Rev., 4.00%, 11/15/2037 (p)	1,600	1,682
Rev., 5.00%, 11/15/2030 (p)	700	765
Rev., 5.25%, 11/15/2046 (p)	6,275	6,332
Akron Bath Copley Joint Township Hospital District, Children’s Hospital Medical, Rev., 4.00%, 11/15/2042	1,265	1,254
Akron Bath Copley Joint Township Hospital District, Summa Health Obligations
Rev., 4.00%, 11/15/2034 (p)	500	526
Rev., 4.00%, 11/15/2035 (p)	1,000	1,051
Rev., 4.00%, 11/15/2038 (p)	750	789
Akron, Bath and Copley Joint Township Hospital District, Summa Health Obligated Group, Rev., 3.00%, 11/15/2040 (p)	4,500	4,543
American Municipal Power, Inc., Fremont Energy Center Project, Rev., 4.00%, 02/15/2036	1,750	1,789
Buckeye Tobacco Settlement Financing Authority
Series B2, Rev., 5.00%, 06/01/2055	20,415	15,982
Series B, Rev., Zero Coupon, 06/01/2057	14,000	948
City of Chillicothe, Adena Health System, Rev., 5.00%, 12/01/2047	10,410	10,425
City of Cincinnati, Mercer Commons Phase 2 Project, Rev., 5.00%, 11/01/2035	1,085	1,086
Columbus City School District
Series A, GO, 5.00%, 12/01/2028	1,775	1,878
Series A, GO, 5.00%, 12/01/2029	5,500	5,932
Columbus Metropolitan Housing Authority, Rev., 4.00%, 06/01/2034	2,000	2,001
Columbus Regional Airport Authority, Rev., AMT, 5.00%, 01/01/2033	4,275	4,679
Columbus Regional Airport Authority, John Glenn Columbus International Airport
Rev., 5.00%, 01/01/2044	2,700	2,916
Rev., AMT, 5.25%, 01/01/2041	6,500	7,114
Columbus-Franklin County Finance Authority
Rev., 5.00%, 12/01/2029 (e)	635	663
Rev., 5.00%, 12/01/2038 (e)	1,345	1,390

SEE NOTES TO FINANCIAL STATEMENTS.

210	SIX CIRCLES TRUST	JUNE 30, 2026

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
Ohio — continued
Columbus-Franklin County Finance Authority, Bridge Park D Block Project, Series A, Rev., 5.00%, 12/01/2051	1,750	1,756
Columbus-Franklin County Finance Authority, Dering Family Homes Project, Rev., HUD, 5.00%, 07/01/2045 (z)	2,200	2,211
County of Allen OH Hospital Facilities Revenue, Rev., 4.00%, 12/01/2040	1,415	1,388
County of Allen, Hospital Facilities Revenue, Series A, Rev., 5.00%, 08/01/2027	50	51
County of Butler, UC Health, Rev., 5.00%, 11/15/2030	1,300	1,323
County of Cuyahoga
GO, 5.00%, 12/01/2045	1,000	1,092
GO, 5.00%, 12/01/2046	1,150	1,245
County of Franklin, Hospital Facility Authority, OhioHealth Corporation, Rev., 5.00%, 05/15/2045	4,310	4,327
County of Franklin, Nationwide Children’s Hospital
Rev., 4.00%, 11/01/2040	2,000	1,979
Rev., 5.00%, 11/01/2031	1,000	1,097
County of Hamilton OH, Rev., 5.00%, 09/15/2050	9,255	9,109
County of Hamilton OH Sewer System Revenue, Rev., 5.00%, 12/01/2049	2,915	3,057
County of Hamilton, The Christ Hospital, Rev., 5.25%, 06/01/2042	2,840	3,167
County of Hamilton, Trihealth, Inc. Obligated Group, Rev., 5.00%, 08/15/2040	1,510	1,590
County of Hamilton, Uc Health
Series A, Rev., 5.50%, 08/01/2039	1,000	1,093
Series A, Rev., 5.50%, 08/01/2042	3,000	3,227
Series A, Rev., 5.50%, 08/01/2051	1,000	1,028
County of Lucas, ProMedica Healthcare Obligated Group, Rev., 5.25%, 11/15/2048	5,120	5,148
County of Miami, Improvement, Kettering Health Network, Rev., 5.00%, 08/01/2049	2,000	2,024
County of Montgomery, Dayton Children’s Hospital
Rev., 5.00%, 08/01/2027	725	742
Rev., 5.00%, 08/01/2029	145	154
Rev., 5.00%, 08/01/2033	230	249
County of Montgomery, Kettering Health Network Obligations, Rev., 4.00%, 08/01/2041	1,200	1,175
County of Van Wert, Van Wert Health Obligated, Rev., 6.13%, 12/01/2049 (p)	1,800	1,973
County of Warren, Otterbein Homes Obligated Group
Rev., 5.00%, 07/01/2031	845	916
Rev., 5.00%, 07/01/2032	800	879
Rev., 5.00%, 07/01/2042	1,380	1,445

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)

Ohio — continued
EHOVE Joint Vocational School District, GO, 5.25%, 12/01/2061	5,000	5,131
Franklin County Convention Facilities Authority, Greater Columbus Convention Center, Rev., 5.00%, 12/01/2044	1,000	1,009
Jefferson County Port Authority, JSW Steel USA Ohio, Rev., AMT, 5.00%, 12/01/2053 (e) (z)	5,835	5,969
JobsOhio Beverage System
Rev., 5.00%, 01/01/2041	2,500	2,798
Rev., 5.00%, 01/01/2042	2,550	2,839
Rev., 5.00%, 01/01/2043	2,500	2,771
Rev., 5.00%, 01/01/2044	2,500	2,750
Rev., 5.00%, 01/01/2053	4,210	4,433
Series A, Rev., 2.83%, 01/01/2038	395	329
Jonathan Alder Local School District, GO, 5.00%, 12/01/2055	4,875	5,107
Miami University
Series A, Rev., 5.00%, 09/01/2028	515	542
Series A, Rev., 5.00%, 09/01/2030	1,005	1,096
Series A, Rev., 5.00%, 09/01/2037	925	1,034
Miami University/Oxford, Series A, Rev., 5.00%, 09/01/2043	2,500	2,767
Northeast Ohio Medical University, Rev., BAM, 5.00%, 12/01/2043	1,475	1,522
Ohio Air Quality Development Authority
Rev., AMT, 3.70%, 04/01/2028	3,345	3,372
Rev., AMT, 3.70%, 10/01/2028	3,345	3,374
Ohio Air Quality Development Authority, American Electric Power Co. Project, Rev., AMT, 2.50%, 08/01/2040 (z)	2,500	2,416
Ohio Air Quality Development Authority, AMG Vanadium Project, Rev., AMT, 5.00%, 07/01/2049 (e)	9,000	8,420
Ohio Air Quality Development Authority, Dayton Power & Light, Rev., AMT, 4.25%, 11/01/2040 (z)	7,000	7,074
Ohio Air Quality Development Authority, Duke Energy, Rev., AMT, 4.25%, 11/01/2039 (z)	7,205	7,268
Ohio Air Quality Development Authority, Ohio Valley Electric Corp., Rev., AMT, 2.50%, 11/01/2042 (z)	1,000	968
Ohio Air Quality Development Authority, Ohio Valley Electric Corporation
Rev., 3.88%, 01/01/2036	585	588
Rev., AMT, 4.13%, 01/01/2036	845	850
Ohio Higher Educational Facility Commission, Rev., 4.00%, 10/01/2050	1,500	1,214
Ohio Higher Educational Facility Commission, Case Western Reserve, Rev., (SIFMA Municipal Swap Index + 0.23%), 2.90%, 12/01/2042 (aa)	155	155
Ohio Higher Educational Facility Commission, Case Western Reserve University, Rev., 5.00%, 12/01/2040	1,065	1,070

SEE NOTES TO FINANCIAL STATEMENTS.

JUNE 30, 2026	SIX CIRCLES TRUST	211

Six Circles Tax Aware Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JUNE 30, 2026 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
Ohio — continued
Ohio Higher Educational Facility Commission, Denison University 2026 Project, Rev., 5.00%, 11/01/2035	1,830	2,098
Ohio Higher Educational Facility Commission, Senior University Circle, Inc., Rev., 5.00%, 01/15/2050	1,000	1,015
Ohio Higher Educational Facility Commission, University of Dayton, Rev., 5.00%, 02/01/2034	1,125	1,192
Ohio Housing Finance Agency
Rev., 3.15%, 01/01/2044 (z)	6,375	6,394
Rev., 3.20%, 01/01/2046 (z)	1,500	1,507
Rev., 3.35%, 07/01/2043 (z)	5,000	5,037
Rev., GNMA/FNMA/FHLMC, 6.25%, 03/01/2055	1,175	1,279
Rev., GNMA/FNMA/FHLMC, 6.38%, 03/01/2056	5,725	6,486
Series A, Rev., GNMA/FNMA/FHLMC, 4.50%, 09/01/2048	600	605
Ohio Housing Finance Agency, Mortgage Backed Securities Program, Rev., GNMA/FNMA/FHLMC, 3.25%, 09/01/2052	4,770	4,734
Ohio Housing Finance Agency, Palmer Gardens Apartments, Rev., HUD, 2.68%, 07/01/2029 (z)	1,000	995
Ohio Housing Finance Agency, The Scarborough Project, Series B, Rev., 2.75%, 10/01/2029 (z)	645	642
Ohio State University (The), Rev., 5.00%, 06/01/2035	10,200	11,797
Ohio State University (The), Sustainable Bonds Multiyear Debt, Rev., 4.00%, 12/01/2041	2,060	2,062
Ohio Turnpike & Infrastructure Commission, Infrastructure Projects, Series A, Rev., 4.00%, 02/15/2038	1,500	1,506
Ohio Turnpike & Infrastructure Commission, Junior Lien Infrastructure
Rev., 5.00%, 02/15/2028	500	520
Rev., 5.00%, 02/15/2033	365	413
Ohio Water Development Authority
Series A, Rev., 5.00%, 06/01/2029	500	532
Series A, Rev., 5.00%, 12/01/2039	4,000	4,505
Series A, Rev., 5.00%, 12/01/2043	2,250	2,492
Ohio Water Development Authority Water Pollution Control Loan Fund
Series A, Rev., 5.00%, 12/01/2030	3,000	3,297
Series B, Rev., 3.00%, 12/01/2034	125	123
Ohio Water Development Authority Water Pollution Control Loan Fund, Sustainable Bonds Water Pollution, Rev., 5.00%, 12/01/2033	4,420	5,033
Ohio Water Development Authority, Fresh Water Revolving Fund, Rev., 5.00%, 12/01/2035	1,000	1,162

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)

Ohio — continued
Ohio Water Development Authority, Sustainability Bond, Series A, Rev., 5.00%, 06/01/2031	300	332
Ohio Water Development Authority, Sustainable Bonds, Series A, Rev., 5.00%, 12/01/2033	7,835	8,938
Ohio Water Development Authority, Water Pollution Control Loan Fund, Rev., 5.00%, 12/01/2035	13,000	15,056
Ohio Water Development Authority, Water Pollution Control Loan Fund, Sustainable Bond, Series D, Rev., 5.00%, 12/01/2038	1,400	1,578
Port of Greater Cincinnati Development Authority
Rev., 4.25%, 12/01/2048	4,865	4,693
Rev., 5.00%, 12/01/2053	5,985	6,079
Rev., 5.00%, 12/01/2060	7,400	7,568
Port of Greater Cincinnati Development Authority, Senior Lien Convention Center, Rev., 5.00%, 03/01/2041 (e)	865	867
Port of Greater Cincinnati Development Authority, Subordinated Duke Energy, Rev., 5.00%, 12/01/2063	2,000	2,026
Springboro Community City School District, GO, BAM, 5.00%, 12/01/2056 (w)	1,900	1,977
State of Ohio
Rev., VRDO, 2.93%, 07/07/2026 (z)	20,250	20,250
Rev., 5.00%, 01/15/2035	6,000	6,701
Rev., 5.00%, 01/15/2036	2,230	2,455
Rev., 5.00%, 01/01/2039 (p)	570	620
Rev., 5.00%, 10/01/2042	4,595	5,069
Rev., 5.25%, 08/15/2048	3,000	3,209
Series A, GO, 5.00%, 03/01/2031	5,330	5,880
Series A, GO, 5.00%, 03/01/2033	8,410	9,537
Series A, GO, 5.00%, 06/15/2033	7,445	8,472
Series A, GO, 5.00%, 03/01/2034	1,000	1,130
Series A, GO, 5.00%, 03/01/2037	6,635	7,683
Series A, GO, 5.00%, 03/01/2040	6,500	7,399
Series A, GO, 5.00%, 03/01/2041	4,250	4,801
Series C, GO, 5.00%, 11/01/2033	2,325	2,657
Series C, GO, 5.00%, 11/01/2043	10,000	11,045
Series X, GO, 5.00%, 05/01/2035	300	333
Series Z, GO, 5.00%, 05/01/2039	5,000	5,727
State of Ohio, Cleveland Clinic Health System
Rev., 5.00%, 01/01/2029	6,750	7,131
Rev., 5.00%, 01/01/2033	2,410	2,655
Rev., 5.00%, 01/01/2034	2,425	2,661
Series A, Rev., 5.00%, 01/01/2027	940	951
State of Ohio, Common Schools, Series C, GO, 5.00%, 03/15/2030	125	136
State of Ohio, Conservation Projects, Series A, GO, 5.00%, 03/01/2033	1,950	2,176

SEE NOTES TO FINANCIAL STATEMENTS.

212	SIX CIRCLES TRUST	JUNE 30, 2026

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
Ohio — continued
State of Ohio, Garvee
Series 1A, Rev., 5.00%, 12/15/2028	1,000	1,061
Series 2022-1, Rev., 5.00%, 12/15/2028	1,000	1,060
Series 2022-1, Rev., 5.00%, 12/15/2031	1,000	1,096
State of Ohio, Higher Education, Series C, GO, 5.00%, 08/01/2028 (p)	350	368
State of Ohio, Infrastructure Improvement, GO, 5.00%, 03/01/2034	1,000	1,112
State of Ohio, Portsmouth Bypass Project, Rev., AMT, 5.00%, 06/30/2053	2,590	2,590
State of Ohio, Premier Health Partners
Rev., 4.00%, 11/15/2039	1,320	1,274
Rev., 4.00%, 11/15/2041	1,450	1,365
Rev., 5.00%, 11/15/2028	680	704
State of Ohio, University Hospital Health, Rev., VRDO, 2.93%, 07/01/2026 (z)	1,500	1,500
State of Ohio, University Hospitals Health, Rev., 4.00%, 01/15/2037	1,000	1,002
State of Ohio, University Hospitals Health System, Inc., Rev., 4.00%, 01/15/2046	2,280	2,105
Summit County Development Finance Authority, University of Akron Parking Project, Rev., 5.63%, 12/01/2048	4,645	4,938
Tender Option Bond Trust Receipts/Certificates, Series 2025-BAML-6046, Rev., LOC: Bank of America NA, LIQ: Bank of America NA, 2.70%, 05/01/2065 (e) (z)	20,000	20,000
Tender Option Bond Trust Receipts/Certificates, Floaters, Series 2023-XF3114, Rev., LIQ: Morgan Stanley, 2.72%, 10/01/2053 (e) (z)	5,750	5,750
University of Cincinnati
Series A, Rev., 5.00%, 06/01/2042	3,500	3,825
Series A, Rev., 5.25%, 06/01/2044	3,545	3,896

		491,971

Oklahoma — 0.6%
Creek County Educational Facilities Authority, Sapulpa Public Schools Project, Rev., BAM, 4.13%, 09/01/2048	4,250	4,070
Grand River Dam Authority, Rev., 5.00%, 06/01/2037	1,850	2,050
Lawton Industrial Development Authority, Series A, Rev., 5.00%, 07/01/2051	2,000	2,070
Oklahoma Capitol Improvement Authority
Rev., 5.00%, 07/01/2043	1,000	1,101
Rev., 5.00%, 07/01/2044	1,250	1,366
Oklahoma City Economic Development Trust, Increment District #8 Project
Rev., 4.00%, 03/01/2032	1,640	1,702
Rev., 4.00%, 03/01/2033	5,000	5,158
Rev., 4.00%, 03/01/2034	4,440	4,552

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)

Oklahoma — continued
Oklahoma City Water Utilities Trust, Rev., 5.25%, 07/01/2059	10,000	10,617
Oklahoma Development Finance Authority, Integris, Series A, Rev., 4.00%, 08/15/2038	2,000	1,936
Oklahoma Development Finance Authority, Integris Obligated Group, Rev., VRDO, 3.10%, 07/07/2026 (z)	1,610	1,610
Oklahoma Development Finance Authority, OU Health Project, Series A, Rev., 5.50%, 08/15/2037 (e)	1,110	1,158
Oklahoma Development Finance Authority, OU Medicine Project, Series B, Rev., 5.50%, 08/15/2057	4,000	4,017
Oklahoma Housing Finance Agency
Rev., GNMA/FNMA/FHLMC, 6.25%, 09/01/2055	740	818
Series C, Rev., GNMA/FNMA/FHLMC, 6.50%, 03/01/2057	1,995	2,268
Series E, Rev., GNMA/FNMA/FHLMC, 6.25%, 03/01/2057	4,375	4,942
Oklahoma Housing Finance Agency, Home Ownership Loan Program, Rev., GNMA/FNMA/FHLMC, 6.50%, 09/01/2054	2,365	2,630
Oklahoma Housing Finance Agency, Homeownership Loan Program, Rev., GNMA/FNMA/FHLMC, 6.00%, 09/01/2057	1,375	1,541
Oklahoma Municipal Power Authority, Series A, Rev., 5.25%, 01/01/2051	4,000	4,324
Oklahoma Turnpike Authority, Series A, Rev., 3.75%, 01/01/2033	1,000	1,002
Oklahoma Turnpike Authority, Senior Bonds
Series A, Rev., 5.00%, 01/01/2039	2,500	2,800
Series A, Rev., 5.25%, 01/01/2046	5,000	5,463
Series A, Rev., 5.25%, 01/01/2047	3,000	3,255
Series B, Rev., 5.00%, 01/01/2041	1,750	1,962
Oklahoma Water Resources Board
Rev., 4.25%, 10/01/2050	4,200	4,134
Series B, Rev., 5.00%, 10/01/2026	1,255	1,262
Series C, Rev., 5.00%, 10/01/2046	1,285	1,368
Oklahoma Water Resources Board, Drinking Water Program 2019 Master, Rev., 4.00%, 04/01/2048	13,950	13,350
Osage County Industrial Authority, Rev., 5.75%, 09/01/2053	1,000	1,009
Tulsa County Independent School District No. 1 Tulsa, Series B, GO, 2.00%, 09/01/2026	1,500	1,496
Tulsa Municipal Airport Trust Trustees/OK, American Airlines, Inc.
Rev., AMT, 6.25%, 12/01/2035	1,500	1,699
Rev., AMT, 6.25%, 12/01/2040	1,000	1,109
University of Oklahoma, Series A, Rev., BAM, 5.00%, 07/01/2042	1,740	1,900

		99,739

SEE NOTES TO FINANCIAL STATEMENTS.

JUNE 30, 2026	SIX CIRCLES TRUST	213

Six Circles Tax Aware Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JUNE 30, 2026 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
Oregon — 1.6%
Astoria Hospital Facilities Authority, Rev., 5.25%, 08/01/2054	1,340	1,365
City of Portland Sewer System Revenue, Second Lien
Series A, Rev., 5.00%, 03/01/2030	1,110	1,204
Series A, Rev., 5.00%, 12/01/2031	1,335	1,490
Series A, Rev., 5.00%, 10/01/2039	3,500	3,936
Series A, Rev., 5.00%, 10/01/2043	1,125	1,245
City of Portland Water System Revenue, Second Lien, Series A, Rev., 4.00%, 05/01/2039	500	505
Jackson County School District No. 5 Ashland, GO, SCH BD GTY, 5.00%, 06/15/2030	1,000	1,067
Medford Hospital Facilities Authority, Asante Project
Series A, Rev., 4.00%, 08/15/2045	9,740	9,155
Series A, Rev., 5.00%, 08/15/2050	3,500	3,537
Multnomah County School District No. 1 Portland, GO, SCH BD GTY, 5.00%, 06/15/2028	1,850	1,940
Multnomah County School District No. 1J Portland, Bidding Group 1
GO, SCH BD GTY, 5.00%, 06/15/2028	30,000	31,464
GO, SCH BD GTY, 5.00%, 06/15/2033	4,740	5,404
Multnomah County School District No. 1J Portland, Bidding Group 3
GO, SCH BD GTY, 5.00%, 06/15/2048	23,000	24,581
GO, SCH BD GTY, 5.00%, 06/15/2049	15,000	15,965
Oregon Health & Science University, Series B1, Rev., 5.00%, 07/01/2046 (z)	1,500	1,590
Oregon State Facilities Authority, Samaritan Health Services, Rev., 5.00%, 10/01/2040	1,750	1,791
Oregon State Facilities Authority, Samaritan Health Services Project, Rev., 5.00%, 10/01/2031	1,740	1,741
Oregon State Lottery, Series A, Rev., 5.00%, 04/01/2033	1,000	1,136
Oregon State University
Rev., 5.00%, 04/01/2036	5,115	5,938
Rev., 5.00%, 04/01/2041	3,930	4,420
Rev., 5.00%, 04/01/2042	2,500	2,797
Port of Portland Airport Revenue
Series 24B, Rev., AMT, 5.00%, 07/01/2037	1,000	1,007
Series 27A, Rev., AMT, 5.00%, 07/01/2028	1,595	1,664
Port of Portland Airport Revenue, Green Bonds, Rev., AMT, 5.00%, 07/01/2036	500	548
Port of Portland Airport Revenue, Portland International Air, Rev., AMT, 5.00%, 07/01/2035	1,270	1,330

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)

Oregon — continued
Port of Portland Airport Revenue, Portland International Airport
Rev., AMT, 5.00%, 07/01/2026	1,145	1,145
Rev., AMT, 5.00%, 07/01/2031	2,230	2,354
Series 25B, Rev., AMT, 5.00%, 07/01/2039	1,020	1,059
Port of Portland OR Airport Revenue
Rev., AMT, 5.00%, 07/01/2047	5,000	5,011
Rev., AMT, 5.25%, 07/01/2040	2,000	2,204
Rev., AMT, 5.25%, 07/01/2041	1,895	2,076
Rev., AMT, 5.25%, 07/01/2049	23,500	24,718
Rev., AMT, 5.25%, 07/01/2054	16,250	16,969
RBC Municipal Products Trust, Inc., Series 2025-E, Rev., LOC: Royal Bank of Canada, LIQ: Royal Bank of Canada, 2.70%, 09/01/2026 (e) (z)	12,475	12,475
Salem Hospital Facility Authority, Capital Manor Project
Rev., 4.00%, 05/15/2032	185	188
Rev., 4.00%, 05/15/2040	750	722
Salem Hospital Facility Authority, Salem Health Projects, Series A, Rev., 5.00%, 05/15/2046	3,000	3,001
State of Oregon, GO, 5.25%, 05/01/2042	500	569
State of Oregon Department of Transportation, Subordinate, Series A, Rev., 5.00%, 11/15/2036	9,095	9,706
State of Oregon Department of Transportation, Subordinated Lien, Rev., 5.00%, 11/15/2034	10,000	11,562
State of Oregon Housing & Community Services Department
Series C, Rev., 3.00%, 01/01/2052	2,680	2,655
Series D, Rev., LIQ: Bank of America NA, 2.60%, 01/01/2051 (z)	5,000	5,000
State of Oregon Housing & Community Services Department, Single Family Mortgage Program, Rev., GNMA/FNMA/FHLMC, 6.25%, 07/01/2056	3,500	3,982
State of Oregon Housing & Community Services Department, Single Family Mortgage Program, Series A, Rev., 3.00%, 07/01/2052	385	381
State of Oregon, Article XI Q State Project, GO, 5.00%, 05/01/2030	405	441
State of Oregon, Article Xi Q State Project, GO, 5.00%, 05/01/2035	2,000	2,322
State of Oregon, Article Xi-G Projects
GO, 5.00%, 08/01/2034	1,455	1,678
GO, 5.00%, 08/01/2040	1,275	1,432
State of Oregon, Article XI-Q State Project, Series A, GO, 5.00%, 05/01/2027	1,220	1,246
State of Oregon, Article Xi-Q State Projects
GO, 5.00%, 05/01/2031	8,000	8,862
GO, 5.00%, 05/01/2032	6,000	6,748

SEE NOTES TO FINANCIAL STATEMENTS.

214	SIX CIRCLES TRUST	JUNE 30, 2026

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
Oregon — continued
GO, 5.00%, 05/01/2033	5,000	5,689
GO, 5.00%, 05/01/2034	6,285	7,230
GO, 5.00%, 05/01/2035	5,000	5,804
GO, 5.00%, 05/01/2037	2,800	3,199
State of Oregon, Articles Xi M And Xi N State, GO, 5.00%, 06/01/2035	2,000	2,323
State of Oregon, Veterans Welfare Bonds, GO, 5.50%, 12/01/2053	210	225
State of Oregon, Veterans Welfare Bonds Series, GO, 3.00%, 12/01/2051	835	821
Yamhill Clackamas & Washington Counties School District No. 29J Newberg, Series B, GO, SCH BD GTY, 4.00%, 06/15/2039	3,620	3,666

		284,283

Other Territory — 0.2%
FHLMC Multifamily ML Certificates
Rev., 0.00%, 12/25/2036 (z)	1,725	1,726
Rev., 0.00%, 11/25/2038 (z)	11,757	11,146
Rev., 0.00%, 12/25/2038 (z)	3,937	3,628
Rev., 0.00%, 01/25/2040 (z)	1,870	1,828
Rev., 0.00%, 08/25/2040 (z)	4,493	4,639
Rev., 0.00%, 04/25/2042 (z)	7,792	8,175
Rev., 3.13%, 09/25/2036 (e)	2,576	2,383
Rev., 4.61%, 08/25/2041 (z)	1,803	1,871
Series 2021-ML10, Class AUS, Rev., 2.03%, 01/25/2038 (e)	323	276
FHLMC Multifamily Various Rate Certificates, Sustainable Bonds, Series ML3, Rev., 0.00%, 10/25/2040 (z)	2,685	2,799
FHLMC Multifamily VRD Certificates, Series A, Rev., 2.25%, 12/15/2037	930	726

		39,197

Pennsylvania — 4.1%
Adams County General Authority, Rev., 5.00%, 06/01/2039	1,750	1,850
Allegheny County Airport Authority
Series A, Rev., AMT, 4.00%, 01/01/2046	11,800	11,137
Series A, Rev., AMT, 4.00%, 01/01/2056	8,920	7,934
Series B, Rev., 4.00%, 01/01/2039	2,635	2,675
Allegheny County Hospital Development Authority, Health Network Obligations
Rev., 5.00%, 04/01/2033	1,000	1,028
Series A, Rev., 5.00%, 04/01/2047	1,560	1,571
Allegheny County Hospital Development Authority, University of Pittsburgh Medical Center, Rev., 4.00%, 07/15/2037	1,000	1,000
Allegheny County Sanitary Authority, Rev., 5.75%, 06/01/2047	2,250	2,467

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)

Pennsylvania — continued
Allegheny County, Hospital Development Authority, Pittsburgh University Medical Center
Series A, Rev., 4.00%, 07/15/2036	4,795	4,805
Series A, Rev., 5.00%, 07/15/2027	765	782
Allegheny County, Sanitary Authority
Series B, Rev., 4.00%, 06/01/2035	400	411
Series B, Rev., 4.00%, 06/01/2036	675	691
Allentown Commercial and Industrial Development Authority, Executive Education Academy, Rev., 5.00%, 07/01/2040 (e)	2,000	2,023
Allentown Neighborhood Improvement Zone Development Authority
Rev., 5.25%, 05/01/2032 (e)	500	515
Rev., 5.50%, 05/01/2032 (e)	1,250	1,343
Allentown Neighborhood Improvement Zone Development Authority, Forward Delivery, Rev., 5.00%, 05/01/2042	1,000	1,049
Allentown Neighborhood Improvement Zone Development Authority, Neuweiler Lofts Project, Rev., 6.25%, 05/01/2042 (e)	2,010	2,066
Allentown Neighborhood Improvement Zone Development Authority, Senior Tax Revenue, Rev., 6.00%, 05/01/2042 (e)	180	191
Berks County Municipal Authority (The)
Rev., 0.00%, 06/30/2044	1,647	1,172
Rev., 5.00%, 06/30/2039	3,054	2,916
Rev., 6.00%, 06/30/2034	243	257
Rev., 7.00%, 06/30/2039	700	592
Rev., 8.00%, 06/30/2034	510	520
Capital Region Water, Water Revenue, Rev., 5.00%, 07/15/2032	1,000	1,042
Chester County Industrial Development Authority, Avon Grove Charter School, Rev., 5.00%, 03/01/2027	185	185
Chester County School Authority, Chester County Intermediate Unit
Rev., BAM, 5.00%, 04/01/2037	1,000	1,080
Rev., BAM, 5.00%, 04/01/2039	1,000	1,075
Rev., BAM, 5.00%, 04/01/2040	1,550	1,663
Rev., BAM, 5.00%, 04/01/2043	1,000	1,062
City of Lancaster, GO, BAM, 5.00%, 11/01/2047	6,665	6,860
City of Philadelphia Airport Revenue
Series A, Rev., 5.00%, 07/01/2047	8,270	8,334
Series B, Rev., AMT, 5.00%, 07/01/2034	5,680	5,777
Series B, Rev., AMT, 5.00%, 07/01/2035	2,235	2,272
Series C, Rev., AMT, 4.00%, 07/01/2050	1,500	1,371
Series C, Rev., AMT, 5.00%, 07/01/2028	10,000	10,409
City of Philadelphia Airport Revenue, Private Activity, Rev., AMT, 4.00%, 07/01/2041	1,100	1,079

SEE NOTES TO FINANCIAL STATEMENTS.

JUNE 30, 2026	SIX CIRCLES TRUST	215

Six Circles Tax Aware Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JUNE 30, 2026 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
Pennsylvania — continued
City of Philadelphia PA Airport Revenue
Rev., AMT, 5.00%, 07/01/2029	1,435	1,518
Rev., AMT, 5.00%, 07/01/2042	4,440	4,489
Series B, Rev., AMT, 5.25%, 07/01/2042	1,900	2,100
Series B, Rev., AMT, 5.25%, 07/01/2043	2,400	2,641
City of Philadelphia Water & Wastewater Revenue
Series A, Rev., 5.00%, 11/01/2040	2,790	2,971
Series A, Rev., 5.00%, 11/01/2045	7,000	7,327
Series C, Rev., 5.00%, 06/01/2042	4,650	4,999
Commonwealth Financing Authority, Tobacco Master Settlement Payment, Rev., 4.00%, 06/01/2039	37,340	36,891
Commonwealth of Pennsylvania
GO, 5.00%, 04/01/2036	10,000	11,606
Series 1, GO, 4.00%, 03/01/2035	3,650	3,691
Commonwealth of Pennsylvania, Bidding Group C First Series, Series 1, GO, 4.00%, 09/01/2040	5,000	5,088
County of Lehigh, Lehigh Valley Health Network, Rev., 5.00%, 07/01/2044	1,350	1,372
County of Lehigh, St. Luke’s Hospital Project, Rev., (SIFMA Municipal Swap Index + 1.10%), 3.77%, 08/15/2038 (aa)	355	350
County of Lehigh, St. Luke’s University Health
Rev., 5.00%, 08/15/2034	2,000	2,236
Rev., 5.00%, 08/15/2036	8,415	9,496
Rev., 5.00%, 08/15/2037	1,625	1,811
Rev., 5.00%, 08/15/2038	1,000	1,108
Cumberland County Municipal Authority, Unrefunded Diakon Lutheran, Rev., 5.00%, 01/01/2038	2,035	2,036
Delaware Valley Regional Finance Authority
Series A, Rev., AMBAC, 5.50%, 08/01/2028	2,795	2,945
Series C, Rev., (CME Term SOFR 3 Month * 0.67 + 0.75%), 3.38%, 06/01/2037 (aa)	250	241
Doylestown Hospital Authority, Rev., 5.00%, 07/01/2046	11,195	11,204
DuBois Hospital Authority, Penn Highlands Healthcare Bay, Rev., BAM, 4.00%, 07/15/2043	6,450	6,213
Erie Sewer Authority
Rev., BAM, 5.00%, 12/01/2043	1,440	1,531
Rev., BAM, 5.00%, 12/01/2046	2,500	2,589
Geisinger Authority
Rev., 4.00%, 02/15/2039	3,150	3,108
Rev., 4.00%, 02/15/2047	2,500	2,267
Rev., 5.00%, 02/15/2039	2,155	2,176

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)

Pennsylvania — continued
Geisinger Authority, Geisinger Health System Obligated Group, Rev., 5.00%, 04/01/2050	7,000	7,082
Geisinger Authority, Geisinger Health System Obligation Group, Rev., 4.00%, 04/01/2039	10,500	10,408
Geisinger Authority, Geisinger Health System Se, Rev., 5.00%, 02/15/2045	5,560	5,600
Hospitals & Higher Education Facilities Authority of Philadelphia (The)
Rev., 5.00%, 07/01/2032	1,000	1,009
Rev., 5.00%, 07/01/2033	2,950	2,975
Rev., 5.00%, 07/01/2034	1,000	1,007
Lancaster County Hospital Authority, Auth Masonic Villages Project, Rev., 5.13%, 11/01/2038	1,875	2,022
Lancaster County Hospital Authority, Penn State Health
Rev., 5.00%, 11/01/2037	600	626
Rev., 5.00%, 11/01/2046	3,500	3,565
Lancaster County Hospital Authority/PA, Rev., 5.00%, 08/15/2046	1,960	1,962
Lancaster Industrial Development Authority, Landis Homes Retirement Community, Rev., 4.00%, 07/01/2056	765	616
Lancaster Municipal Authority, Rev., 5.00%, 05/01/2049	900	906
Lehigh County Industrial Development Authority, PPL Electric Utilities Project, Series A, Rev., 3.00%, 09/01/2029	3,455	3,456
Monroe County Hospital Authority/PA, Rev., 5.10%, 06/15/2039 (e) (f)	4,890	4,897
Monroeville Finance Authority
Series B, Rev., 5.00%, 02/15/2029	1,425	1,502
Series B, Rev., 5.00%, 02/15/2038	1,200	1,283
Series B, Rev., 5.00%, 02/15/2039	2,000	2,130
Montgomery County Higher Education and Health Authority, Thomas Jefferson University
Rev., 4.00%, 05/01/2038	250	251
Rev., 5.00%, 05/01/2057	4,000	4,034
Montgomery County Higher Education and Health Authority, Thomas Jefferson University Project, Rev., 4.00%, 09/01/2044	1,610	1,527
Montgomery County Industrial Development Authority, ACTS Retirement-Life Communities, Rev., 5.00%, 11/15/2049	5,000	5,076
Montgomery County Industrial Development Authority, Constellation Energy, Rev., 4.10%, 04/01/2053 (z)	8,435	8,647
Montgomery County Industrial Development Authority, Retirement Life Communities
Rev., 5.00%, 11/15/2033	1,500	1,505
Series C, Rev., 5.00%, 11/15/2045	2,780	2,834

SEE NOTES TO FINANCIAL STATEMENTS.

216	SIX CIRCLES TRUST	JUNE 30, 2026

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
Pennsylvania — continued
New Castle Sanitation Authority, Series A, Rev., 3.00%, 06/01/2029	500	501
Norristown Area School District, GO, 5.00%, 09/01/2026 (p)	1,500	1,505
Northampton County General Purpose Authority, Rev., 5.00%, 08/15/2048	1,125	1,134
Northampton County General Purpose Authority, St. Luke’s University Health Network
Rev., 5.00%, 08/15/2046	5,030	5,033
Rev., 5.00%, 08/15/2049	4,000	4,151
Penn Manor School District, Series A, GO, 4.00%, 03/01/2039	3,205	3,210
Pennsylvania Economic Development Financing Authority
Rev., AMT, 2.85%, 06/01/2049 (z)	3,250	3,250
Rev., 4.00%, 03/15/2040	4,000	3,899
Rev., 4.00%, 05/15/2048	2,055	1,893
Rev., AMT, 4.25%, 07/01/2041 (z)	8,000	8,081
Rev., AMT, 5.00%, 12/31/2038	1,890	1,891
Rev., 5.25%, 12/01/2038 (z)	1,500	1,501
Pennsylvania Economic Development Financing Authority Parking System Revenue, Senior Insured Capitol
Rev., 4.00%, 01/01/2041	1,000	992
Rev., 4.00%, 01/01/2042	1,035	1,014
Rev., 4.13%, 01/01/2043	1,070	1,071
Rev., 5.00%, 01/01/2034	2,000	2,179
Pennsylvania Economic Development Financing Authority, Core Natural Resources, Inc., Rev., AMT, 5.45%, 01/01/2051 (e) (z)	500	546
Pennsylvania Economic Development Financing Authority, Covanta Project Sustainable, Rev., AMT, 3.25%, 08/01/2039 (e)	2,515	2,021
Pennsylvania Economic Development Financing Authority, Pennsylvania Bridges Finco LP P3 Project
Rev., AMT, 5.00%, 12/31/2034	10,670	10,679
Rev., AMT, 5.00%, 06/30/2042	1,250	1,250
Pennsylvania Economic Development Financing Authority, Philadelphia Biosolids Facility
Rev., 4.00%, 01/01/2028	1,590	1,610
Rev., 4.00%, 01/01/2029	450	458
Rev., 4.00%, 01/01/2031	800	819
Pennsylvania Economic Development Financing Authority, The PennDOT Major Bridges
Rev., AMT, 5.00%, 12/31/2057	9,730	9,887
Rev., AMT, 5.25%, 06/30/2035	1,500	1,632
Rev., AMT, 5.50%, 06/30/2042	5,640	6,140
Rev., AMT, 5.75%, 06/30/2048	3,750	3,961

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)

Pennsylvania — continued
Rev., AMT, 5.75%, 12/31/2062	2,500	2,643
Rev., AMT, 6.00%, 06/30/2061	1,150	1,224
Pennsylvania Economic Development Financing Authority, The PennDOT Major Bridges, Rev., AMT, 5.25%, 06/30/2053	2,000	2,036
Pennsylvania Economic Development Financing Authority, UPMC
Rev., 4.00%, 04/15/2040	2,500	2,460
Series A1, Rev., 4.00%, 04/15/2045	5,440	5,177
Series A, Rev., 4.00%, 02/15/2042	1,330	1,276
Pennsylvania Economic Development Financing Authority, UPMC Obligated Group, Series B, Rev., 5.00%, 03/15/2050	6,000	6,165
Pennsylvania Economic Development Financing Authority, Villanova University Project, Rev., 5.00%, 08/01/2049	2,525	2,640
Pennsylvania Economic Development Financing Authority, Waste Management Project, Rev., 0.95%, 12/01/2033 (z)	2,000	1,981
Pennsylvania Economic Development Financing Authority, Waste Management, Inc., Rev., AMT, 1.10%, 06/01/2031 (z)	2,000	1,986
Pennsylvania Economic Development Financing Authority, Waste Management, Inc. Project, Rev., AMT, 4.60%, 10/01/2046 (z)	10,000	10,014
Pennsylvania Higher Education Assistance Agency
Rev., AMT, 5.00%, 06/01/2031	1,270	1,351
Series 1A, Rev., AMT, 4.75%, 06/01/2046	1,850	1,823
Series 1A, Rev., AMT, 5.00%, 06/01/2030	700	738
Series 1A, Rev., AMT, 5.00%, 06/01/2031	2,130	2,266
Series 1A, Rev., AMT, 5.00%, 06/01/2032	4,150	4,436
Series 1A, Rev., AMT, 5.00%, 06/01/2033	8,810	9,477
Series 1A, Rev., AMT, 5.00%, 06/01/2034	3,500	3,769
Series A, Rev., AMT, 2.45%, 06/01/2041	60	55
Pennsylvania Higher Education Assistance Agency, Senior
Rev., AMT, 4.13%, 06/01/2045	808	791
Series A, Rev., AMT, 5.00%, 06/01/2028	3,775	3,886
Pennsylvania Higher Education Assistance Agency, Senior 1A, Rev., AMT, 5.00%, 06/01/2033	535	575
Pennsylvania Higher Education Assistance Agency, Ser 1 A
Rev., AMT, 4.25%, 06/01/2047	1,920	1,925

SEE NOTES TO FINANCIAL STATEMENTS.

JUNE 30, 2026	SIX CIRCLES TRUST	217

Six Circles Tax Aware Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JUNE 30, 2026 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
Pennsylvania — continued
Rev., AMT, 5.00%, 06/01/2031	1,400	1,490
Rev., AMT, 5.00%, 06/01/2032	2,325	2,485
Pennsylvania Higher Educational Facilities Authority
Rev., 4.00%, 08/15/2049	4,000	3,593
Rev., 5.50%, 08/15/2055	2,500	2,721
Series AT1, Rev., 4.00%, 06/15/2035	2,000	2,000
Pennsylvania Higher Educational Facilities Authority, The Trustees University of Pennsylvania, Rev., 4.00%, 08/15/2041	8,000	7,920
Pennsylvania Higher Educational Facilities Authority, Thomas Jefferson University
Rev., 4.00%, 11/01/2042	3,750	3,611
Rev., 5.00%, 11/01/2051	2,000	2,058
Pennsylvania Higher Educational Facilities Authority, Trustees University, Series A, Rev., 4.00%, 02/15/2043	1,000	987
Pennsylvania Higher Educational Facilities Authority, University of Pennsylvania Health System
Rev., 5.00%, 08/15/2042	2,500	2,541
Rev., 5.00%, 08/15/2049	3,000	3,062
Pennsylvania Higher Educational Facilities Authority, University Pennsylvania Health System, Series A, Rev., 4.00%, 08/15/2035	1,170	1,177
Pennsylvania Higher Educational Facilities Authority, Unrefunded 2024, Series AT1, Rev., 4.00%, 06/15/2032	2,790	2,790
Pennsylvania Housing Finance Agency
Rev., HUD, 3.15%, 01/01/2046 (z)	900	903
Rev., 4.50%, 10/01/2044	5,000	5,022
Rev., 4.60%, 10/01/2044	7,500	7,575
Rev., 6.00%, 10/01/2054	7,545	8,134
Series 124B, Rev., 3.65%, 10/01/2042	1,870	1,823
Series 129, Rev., 3.40%, 10/01/2049	1,400	1,178
Series 133, Rev., 3.00%, 10/01/2050	1,810	1,791
Series 149A, Rev., 6.50%, 10/01/2055	1,870	2,123
Series 150A, Rev., 4.90%, 10/01/2040	7,500	7,887
Pennsylvania Housing Finance Agency, Monarch PA Portfolio, Rev., 2.65%, 09/01/2029 (z)	850	842
Pennsylvania Housing Finance Agency, Social Bond
Series A, Rev., 4.85%, 10/01/2043	4,000	4,148
Series A, Rev., 5.50%, 10/01/2053	1,170	1,234
Pennsylvania Housing Finance Agency, Social Bonds, Series 141A, Rev., 5.75%, 10/01/2053	2,200	2,328
Pennsylvania Housing Finance Agency, Sustainable Bond
Series 144A, Rev., 4.45%, 10/01/2044	2,000	2,009
Series 153A, Rev., 4.75%, 10/01/2046 (w)	5,150	5,190

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)

Pennsylvania — continued
Series 153A, Rev., 6.50%, 10/01/2056 (w)	5,610	6,470
Pennsylvania Housing Finance Agency, Sustainable Bonds
Series 2022, Rev., 4.25%, 10/01/2052	1,300	1,320
Series A, Rev., 4.60%, 10/01/2045	6,415	6,497
Pennsylvania Turnpike Commission
Rev., VRDO, LOC: Bank of America NA, 2.67%, 07/07/2026 (z)	5,000	5,000
Rev., 5.00%, 12/01/2037	2,100	2,376
Rev., 5.00%, 12/01/2043	715	787
Rev., 5.00%, 12/01/2045 (z)	1,440	1,597
Series 1, Rev., 5.00%, 12/01/2027	3,935	4,078
Series 1, Rev., 5.00%, 12/01/2028	1,795	1,897
Series A1, Rev., 5.00%, 12/01/2027	1,000	1,036
Series A1, Rev., 5.00%, 12/01/2034	1,000	1,029
Series A, Rev., 4.00%, 12/01/2041	1,250	1,259
Series A, Rev., 5.00%, 12/01/2027	1,150	1,192
Series A, Rev., 5.00%, 12/01/2028	585	618
Series A, Rev., 5.00%, 12/01/2053	6,380	6,621
Series A, Rev., 5.25%, 12/01/2044	2,500	2,600
Series B1, Rev., 5.25%, 06/01/2047	2,465	2,497
Series B, Rev., 4.00%, 12/01/2039	3,000	3,013
Series B, Rev., 5.00%, 12/01/2026	400	404
Series B, Rev., 5.00%, 12/01/2027	500	518
Series B, Rev., 5.00%, 12/01/2039	1,305	1,430
Series B, Rev., 5.00%, 12/01/2041	1,680	1,872
Series B, Rev., 5.00%, 12/01/2043	460	508
Series B, Rev., 5.25%, 12/01/2047	3,000	3,194
Series C, Rev., 4.00%, 12/01/2040	1,400	1,415
Series C, Rev., 4.00%, 12/01/2042	1,555	1,558
Series C, Rev., 5.00%, 12/01/2027	345	358
Series C, Rev., 5.00%, 12/01/2041	1,560	1,679
Series C, Rev., 5.00%, 12/01/2046	2,110	2,222
Pennsylvania Turnpike Commission Oil Franchise Tax Revenue, Subordinate, Series B, Rev., 5.00%, 12/01/2038	1,500	1,562
Pennsylvania Turnpike Commission, Motor License, Rev., 5.00%, 12/01/2040	1,000	1,023
Pennsylvania Turnpike Commission, Subordinate, Rev., 5.00%, 12/01/2030	1,750	1,805
Pennsylvania Turnpike Commission, Subordinated, Series B2, Rev., 5.00%, 06/01/2027	2,480	2,535
Philadelphia Authority for Industrial Development
Rev., 5.00%, 05/01/2033	1,250	1,291
Rev., 5.00%, 06/15/2039 (e)	740	754
Philadelphia Authority for Industrial Development, Children’s Hospital of Philadelphia, Rev., 4.00%, 07/01/2037	2,000	2,004
Philadelphia Authority for Industrial Development, String Theory Charter School, Rev., 5.00%, 06/15/2040 (e)	900	902

SEE NOTES TO FINANCIAL STATEMENTS.

218	SIX CIRCLES TRUST	JUNE 30, 2026

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
Pennsylvania — continued
Philadelphia Authority for Industrial Development, Thomas Jefferson University
Series A, Rev., 5.00%, 09/01/2035	1,105	1,115
Series A, Rev., 5.00%, 09/01/2047	1,000	1,001
Philadelphia Gas Works Co., Series A, Rev., 4.00%, 08/01/2045	5,000	4,891
Phoenixville Area School District, GO, 4.00%, 11/15/2040	695	695
Pittsburgh School District, GO, BAM, 4.00%, 09/01/2042	2,240	2,230
Pittsburgh Water & Sewer Authority
Series B, Rev., 4.00%, 09/01/2036	500	512
Series B, Rev., 4.00%, 09/01/2038	500	508
Series B, Rev., 4.00%, 09/01/2045	2,250	2,231
Pittsburgh Water & Sewer Authority, First Lien
Series A, Rev., 5.00%, 09/01/2048	1,000	1,054
Series A, Rev., 5.00%, 09/01/2052	1,500	1,574
Series A, Rev., 5.00%, 09/01/2056	4,000	4,185
Ridley School District, GO, BAM, 5.25%, 11/15/2039	4,545	4,807
School District of Philadelphia, Series A, GO, BAM, 4.00%, 09/01/2039	7,500	7,509
School District of Philadelphia (The)
GO, 4.00%, 09/01/2046	2,000	1,883
GO, BAM, 4.00%, 09/01/2046	6,610	6,152
Series A, GO, 5.00%, 09/01/2027	610	627
Series A, GO, 5.00%, 09/01/2031	245	269
Series A, GO, 5.00%, 09/01/2035	3,000	3,115
Series F, GO, 5.00%, 09/01/2035	5,000	5,019
Series F, GO, 5.00%, 09/01/2037	2,000	2,008
School District of Philadelphia (The), Green Bond
Series B, GO, 5.00%, 09/01/2027	895	919
Series B, GO, 5.00%, 09/01/2028	485	508
Series B, GO, 5.00%, 09/01/2029	450	480
Scranton School District, Series E, GO, BAM, 4.00%, 12/01/2037	1,025	1,023
Southeastern Pennsylvania Transportation Authority, Asset Improvement Program
Rev., 5.25%, 06/01/2041	3,000	3,275
Rev., 5.25%, 06/01/2042	1,500	1,631
Rev., 5.25%, 06/01/2047	7,750	8,228
Sports & Exhibition Authority of Pittsburgh and Allegheny County
Rev., 5.00%, 02/01/2027	2,250	2,279
Rev., 5.00%, 02/01/2028	2,590	2,685
State College Area School District, GO, 5.00%, 03/15/2040	2,500	2,501
State Public School Building Authority
Rev., 5.00%, 06/01/2032	4,520	4,560
Rev., 5.00%, 06/01/2033	3,320	3,349

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)

Pennsylvania — continued
State Public School Building Authority, Northampton County Area Community
Rev., BAM, 4.00%, 03/01/2029	1,000	1,022
Rev., BAM, 4.00%, 03/01/2030	640	653
Rev., BAM, 4.00%, 03/01/2031	500	509
Rev., BAM, 5.00%, 03/01/2027	715	725
Rev., BAM, 5.00%, 03/01/2028	755	782
State Public School Building Authority, Philadelphia School District, Rev., 5.00%, 06/01/2030	3,480	3,514
The Pennsylvania State University, Rev., 5.00%, 09/01/2043	1,570	1,741
The School District of Philadelphia, Series A, GO, 5.00%, 09/01/2044	16,500	17,064
Union County Hospital Authority, Evangelical Community Hospital, Rev., 5.00%, 08/01/2048	7,500	7,518
University of Pittsburgh-of the Commonwealth System of Higher Education, Rev., 5.00%, 02/15/2036	7,840	9,144
Westmoreland County Industrial Development Authority, Excela Health Project, Series A, Rev., 5.00%, 07/01/2028	1,400	1,439

		741,607

Puerto Rico — 0.5%
Commonwealth of Puerto Rico, Note Claims, 0.00%, 11/01/2051 (z)	9,754	6,377
Commonwealth of Puerto Rico, Restructured
Series A1, GO, 4.00%, 07/01/2033	481	488
Series A1, GO, 5.63%, 07/01/2027	5,045	5,140
Series A1, GO, 5.63%, 07/01/2029	2,000	2,117
Series A1, GO, 5.75%, 07/01/2031	2,008	2,191
Series A, GO, Zero Coupon, 07/01/2033	7,410	5,429
Commonwealth of Puerto Rico, Subordinate, Note Claims, Series CW, 0.00%, 11/01/2043 (z)	15,836	11,382
Commonwealth of Puerto Rico, Subordinated, Note Claims, Series CL, 0.00%, 11/01/2051 (z)	4,180	3,062
Puerto Rico Electric Power Authority
Series AAA, Rev., 5.25%, 07/01/2023 (d)	100	76
Series CCC, Rev., 4.63%, 07/01/2025 (d)	100	76
Series DDD, Rev., 5.00%, 07/01/2020 (d)	570	436
Series NN, Rev., NATL, 4.75%, 07/01/2033	30	30
Series TT, Rev., 5.00%, 07/01/2037 (d)	1,200	918
Series XX, Rev., 4.63%, 07/01/2025 (d)	100	76
Series XX, Rev., 4.75%, 07/01/2026 (d)	295	226
Series ZZ, Rev., 4.25%, 07/01/2020 (d)	470	360
Series ZZ, Rev., 5.25%, 07/01/2019 (d)	580	444

SEE NOTES TO FINANCIAL STATEMENTS.

JUNE 30, 2026	SIX CIRCLES TRUST	219

Six Circles Tax Aware Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JUNE 30, 2026 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
Puerto Rico — continued
Puerto Rico Electric Power Authority, Libor, Series UU, Rev., (CME Term SOFR 3 Month * 0.67 + 0.52%), 3.16%, 07/01/2029 (aa)	365	360
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue
Series A1, Rev., 4.75%, 07/01/2053	4,450	4,393
Series A2, Rev., 4.78%, 07/01/2058	5,529	5,408
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, Restructured
Series A1, Rev., Zero Coupon, 07/01/2031	2,925	2,500
Series A1, Rev., Zero Coupon, 07/01/2046	9,000	3,348
Series A1, Rev., 5.00%, 07/01/2058	25,570	25,529
Puerto Rico Sales Tax Financing Corp., Sales Tax Revenue, Restructured
Series A1, Rev., 4.55%, 07/01/2040	1,385	1,389
Series A2, Rev., 4.33%, 07/01/2040	16,515	16,518

		98,273

Rhode Island — 0.3%
Rhode Island Health and Educational Building Corp., Rev., 5.25%, 05/15/2054	1,000	1,039
Rhode Island Health and Educational Building Corp., Brown University, Series A, Rev., 4.00%, 09/01/2037	1,000	1,000
Rhode Island Health and Educational Building Corp., RI Properties LLC, Series A, Rev., 5.00%, 07/01/2060	5,500	5,546
Rhode Island Housing & Mortgage Finance Corp., Rev., FHA, 3.60%, 10/01/2054 (z)	1,000	1,000
Rhode Island Housing & Mortgage Finance Corp., Sustainable Bonds, Series 81A, Rev., GNMA COLL, 6.25%, 10/01/2053	620	669
Rhode Island Housing and Mortgage Finance Corp., Series 71, Rev., GNMA COLL, 3.75%, 10/01/2049	145	145
Rhode Island Housing and Mortgage Finance Corp., Homeownership Opportunity
Series 73A, Rev., 1.10%, 04/01/2027	300	294
Series 73A, Rev., 1.65%, 10/01/2029	715	670
Series 73A, Rev., 3.00%, 10/01/2050	570	565
Rhode Island Housing and Mortgage Finance Corp., Social Bonds, Series 75A, Rev., 3.00%, 10/01/2051	1,425	1,412
Rhode Island Infrastructure Bank State Revolving Fund, Master Trust
Series B, Rev., 5.00%, 10/01/2027	5,125	5,288
Series B, Rev., 5.00%, 10/01/2028	565	597
Series B, Rev., 5.00%, 10/01/2033	3,250	3,701
Series B, Rev., 5.00%, 10/01/2034	1,250	1,439

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)

Rhode Island — continued
Rhode Island Student Loan Authority
Rev., AMT, 3.63%, 12/01/2037	690	675
Rev., AMT, 4.13%, 12/01/2041	960	955
Rev., AMT, 4.13%, 12/01/2043	1,205	1,190
Series A, Rev., AMT, 5.00%, 12/01/2044	3,665	3,741
Rhode Island Student Loan Authority, Senior
Series A, Rev., AMT, 4.50%, 12/01/2045	6,400	6,504
Series A, Rev., AMT, 5.00%, 12/01/2034	840	914
Series A, Rev., AMT, 5.00%, 12/01/2035	690	752
Rhode Island Student Loan Authority, Senior Bond
Series A, Rev., AMT, 5.00%, 12/01/2029	370	391
Series B, Rev., AMT, 4.13%, 12/01/2043	1,725	1,701
Rhode Island Turnpike & Bridge Authority
Rev., 5.00%, 10/01/2040	1,000	1,000
Series A, Rev., 5.00%, 10/01/2040 (w)	1,450	1,615
State of Rhode Island, Consolidated Capital Development Loan, GO, 5.00%, 05/01/2045	2,315	2,537
Tobacco Settlement Financing Corp., Series B, Rev., 4.50%, 06/01/2045	1,515	1,514

		46,854

South Carolina — 1.0%
Charleston County Airport District, Rev., 5.00%, 07/01/2042	1,650	1,806
City of Columbia Waterworks & Sewer System Revenue
Rev., 5.00%, 02/01/2047	2,625	2,774
Series B, Rev., 4.00%, 02/01/2041	5,000	4,997
Series B, Rev., 5.00%, 02/01/2036	1,085	1,213
Series B, Rev., 5.00%, 02/01/2037	1,500	1,668
Series B, Rev., 5.00%, 02/01/2038	1,500	1,660
Lexington County Health Services District, Inc., Lexmed Obligated Group
Rev., 4.00%, 11/01/2030	1,000	1,011
Rev., 4.00%, 11/01/2031	1,000	1,010
Medical University Hospital Authority
Rev., FHA, 5.25%, 05/15/2043	5,105	5,514
Rev., FHA, 5.25%, 05/15/2044	4,380	4,704
Rev., FHA, 5.25%, 11/15/2050	2,500	2,597
Medical University Hospital Authority, Nexton Project
Rev., FHA, 5.25%, 05/15/2034	1,000	1,119
Rev., FHA, 5.25%, 11/15/2036	810	896
Rev., FHA, 5.25%, 05/15/2041	1,000	1,089
Rev., FHA, 5.25%, 11/15/2042	340	369
Rev., FHA, 5.25%, 11/15/2043	500	540
Rev., FHA, 5.25%, 11/15/2044	1,000	1,074

SEE NOTES TO FINANCIAL STATEMENTS.

220	SIX CIRCLES TRUST	JUNE 30, 2026

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
South Carolina — continued
Rev., FHA, 5.25%, 05/15/2046	1,000	1,059
Rev., FHA, 5.25%, 11/15/2046	800	847
Patriots Energy Group Financing Agency, Series B1, Rev., 5.25%, 02/01/2054 (z)	14,400	15,492
South Carolina Jobs-Economic Development Authority
Rev., 4.50%, 11/01/2054	2,300	2,282
Rev., 5.00%, 02/01/2038	3,975	3,980
Rev., 5.25%, 07/01/2047	7,455	7,455
Rev., 5.50%, 06/15/2033	9,500	9,402
Rev., 5.75%, 12/01/2060 (e)	1,585	1,605
South Carolina Jobs-Economic Development Authority, Beaufort Memorial Hospital & South of Broad Healthcare Projects, Rev., 5.50%, 11/15/2044	500	522
South Carolina Jobs-Economic Development Authority, McLeod Health Projects, Rev., 5.00%, 11/01/2048	1,000	1,013
South Carolina Jobs-Economic Development Authority, Prisma Health Obligated Group, Series A, Rev., 5.00%, 05/01/2030	1,500	1,557
South Carolina Jobs-Economic Development Authority, Prisma Health Obligation Group, Rev., 5.00%, 05/01/2043	2,000	2,040
South Carolina Ports Authority
Rev., AMT, 5.00%, 07/01/2043	5,680	5,763
Rev., AMT, 5.00%, 07/01/2055	2,000	2,002
South Carolina Public Service Authority
Rev., 5.00%, 12/01/2039	4,000	4,321
Rev., 5.00%, 12/01/2042	3,250	3,566
Rev., 5.00%, 12/01/2043	2,800	3,043
Series A, Rev., 4.00%, 12/01/2033	1,000	1,029
Series A, Rev., 4.00%, 12/01/2034	2,000	2,051
Series A, Rev., 4.00%, 12/01/2037	2,000	2,023
Series A, Rev., 4.00%, 12/01/2038	520	524
Series A, Rev., 5.00%, 12/01/2027	1,525	1,578
Series A, Rev., 5.00%, 12/01/2029	85	91
Series A, Rev., 5.00%, 12/01/2031	4,500	4,897
Series A, Rev., 5.00%, 12/01/2032	1,000	1,085
Series A, Rev., 5.00%, 12/01/2037	2,025	2,290
Series A, Rev., 5.00%, 12/01/2043	1,500	1,637
Series A, Rev., 5.25%, 12/01/2050	3,000	3,183
Series B, Rev., 5.00%, 12/01/2036	2,200	2,503
Series B, Rev., 5.00%, 12/01/2040	1,000	1,068
Series B, Rev., 5.00%, 12/01/2041	2,000	2,011
South Carolina Public Service Authority, Bond Exchange, Series A, Rev., 5.00%, 12/01/2050	4,290	4,290
South Carolina Public Service Authority, Obligations, Series C, Rev., 5.00%, 12/01/2027	1,600	1,616
South Carolina Public Service Authority, Unrefunded Obligations, Series E, Rev., 5.25%, 12/01/2055	7,000	7,001

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)

South Carolina — continued
South Carolina State Housing Finance & Development Authority
Rev., 3.25%, 01/01/2046 (z)	4,120	4,139
Rev., 6.00%, 01/01/2055	3,170	3,479
Series A, Rev., 3.00%, 01/01/2052	415	411
Series A, Rev., 4.00%, 01/01/2052	570	577
Series A, Rev., GNMA/FNMA/FHLMC, 6.00%, 07/01/2056	3,400	3,775
Series A, Rev., GNMA/FNMA/FHLMC, 6.50%, 07/01/2055	3,270	3,679
Series B1, Rev., 6.25%, 01/01/2057	4,515	5,097
Series B, Rev., 3.25%, 01/01/2052	3,250	3,238
South Carolina State Housing Finance & Development Authority, Riverside Apartments Project, Rev., HUD, 4.00%, 12/01/2028 (z)	4,425	4,491
South Carolina Transportation Infrastructure Bank, Rev., 5.00%, 10/01/2039	5,000	5,106

		172,859

South Dakota — 0.3%
County of Lincoln, GO, 5.00%, 12/01/2048	3,000	3,129
County of Lincoln, Augustana College Association, Rev., 4.00%, 08/01/2041	250	228
South Dakota Health & Educational Facilities Authority
Rev., 5.00%, 11/01/2045	2,525	2,529
Rev., 5.00%, 07/01/2046	2,000	2,010
South Dakota Health & Educational Facilities Authority, Avera Health, Series A, Rev., 5.25%, 07/01/2054	10,000	10,537
South Dakota Health & Educational Facilities Authority, Monument Health
Rev., 5.00%, 09/01/2043	1,000	1,087
Rev., 5.00%, 09/01/2044	1,440	1,553
Rev., 5.00%, 09/01/2045	1,000	1,066
Rev., 5.00%, 09/01/2046	1,125	1,190
South Dakota Housing Development Authority
Rev., GNMA/FNMA/FHLMC, 6.25%, 11/01/2055	3,085	3,427
Series C, Rev., GNMA/FNMA/FHLMC, 3.50%, 05/01/2051	480	480
Series C, Rev., GNMA/FNMA/FHLMC, 4.70%, 11/01/2046 (w)	7,500	7,524
Series C, Rev., GNMA/FNMA/FHLMC, 6.25%, 05/01/2057 (w)	7,135	8,153
Series G, Rev., GNMA/FNMA/FHLMC, 6.25%, 05/01/2055	3,700	3,978
South Dakota Housing Development Authority, Homeownership Mortgage, Series B, Rev., 3.00%, 11/01/2051	1,505	1,489

		48,380

SEE NOTES TO FINANCIAL STATEMENTS.

JUNE 30, 2026	SIX CIRCLES TRUST	221

Six Circles Tax Aware Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JUNE 30, 2026 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
Tennessee — 1.2%
Chattanooga Health Educational & Housing Facility Board, Commonspirit Health
Series A1, Rev., 5.00%, 08/01/2028	305	318
Series A, Rev., 5.00%, 08/01/2044	1,000	1,023
City of Memphis Storm Water System Revenue, Rev., 5.00%, 10/01/2044	3,365	3,414
City of Memphis TN Memphis Light Gas & Water Division Electric System Revenue
Rev., 5.00%, 12/01/2031	600	666
Rev., 5.00%, 12/01/2032	850	955
Series A, Rev., 4.00%, 12/01/2050	1,225	1,132
Cleveland Health & Educational Facilities Board, Rev., 5.25%, 08/15/2054	14,700	15,365
Johnson City Health & Educational Facilities Board, Tapestry at Roan Hill, Rev., HUD, 3.60%, 12/01/2027 (z)	3,065	3,073
Knox County Health Educational & Housing Facility Board, University of Tennessee Project
Series A1, Rev., BAM, 5.00%, 07/01/2039	500	542
Series A1, Rev., BAM, 5.25%, 07/01/2049	1,365	1,428
Memphis-Shelby County Airport Authority
Rev., AMT, 5.00%, 07/01/2032	270	277
Rev., AMT, 5.00%, 07/01/2043	2,055	2,082
Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board, Belmont University, Rev., 5.25%, 05/01/2048	1,250	1,303
Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board, Vanderbilt University Medical Center, Rev., 5.00%, 07/01/2046	1,285	1,285
Metropolitan Government Nashville & Davidson County Health & Educational Facilities Bond, Vanderbilt University Medical Center, Series A, Rev., 5.00%, 07/01/2040	9,055	9,055
Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board
Rev., 3.15%, 12/01/2042 (z)	1,000	1,002
Rev., 3.35%, 06/01/2044 (z)	1,550	1,555
Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board, Eastpoint Flats, Rev., 3.05%, 01/01/2045 (z)	1,860	1,860
Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board, Vanderbilt University Medical Center
Rev., 5.00%, 07/01/2032	3,600	3,961
Rev., 5.00%, 07/01/2034	21,250	23,788
Rev., 5.00%, 07/01/2037	2,230	2,507

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)

Tennessee — continued
Metropolitan Government Nashville & Davidson County Sports Authority, Series A, Rev., 5.25%, 07/01/2053	4,000	4,235
Metropolitan Government Nashville & Davidson County Sports Authority, Stadium Project Senior Lien, Series A, Rev., 5.25%, 07/01/2048	2,925	3,130
Metropolitan Government of Nashville & Davidson County Electric Revenue, Series A, Rev., 5.00%, 05/15/2043	1,500	1,644
Metropolitan Government of Nashville & Davidson County TN Water & Sewer Revenue, Rev., 5.00%, 07/01/2039	2,045	2,274
Metropolitan Knoxville Airport Authority, Series A, Rev., 5.25%, 06/01/2054	4,235	4,444
Metropolitan Nashville Airport Authority (The)
Series B, Rev., AMT, 5.00%, 07/01/2026	70	70
Series B, Rev., AMT, 5.00%, 07/01/2027	170	174
Series B, Rev., AMT, 5.25%, 07/01/2033	270	299
Series B, Rev., AMT, 5.25%, 07/01/2047	3,500	3,643
Series B, Rev., AMT, 5.50%, 07/01/2038	1,625	1,795
Public Building Authority of Sevier County (The), Prog V Loc Govt Pu, Rev., VRDO, LOC: Truist Bank, 2.60%, 07/01/2026 (z)	6,500	6,500
Rutherford County Health & Educational Facilities Board, Rev., 5.00%, 11/15/2048 (z)	4,710	5,076
Shelby County Health Educational & Housing Facilities Board, Baptist Memorial Health Care
Rev., 5.00%, 09/01/2032	7,800	8,566
Rev., 5.00%, 09/01/2045	10,320	10,954
Rev., 5.25%, 09/01/2039	6,520	7,309
State of Tennessee, GO, 5.00%, 05/01/2041	7,470	8,216
Tennergy Corp., Series A, Rev., 4.00%, 12/01/2051 (z)	5,500	5,569
Tennergy Corp., Gas Supply Bonds, Series A, Rev., 5.50%, 10/01/2053 (z)	5,000	5,329
Tennessee Energy Acquisition Corp.
Rev., 5.00%, 05/01/2052 (z)	18,000	19,025
Series A, Rev., 5.00%, 12/01/2035	28,305	29,929
Tennessee Energy Acquisition Corp., Gas Project, Series A1, Rev., 5.00%, 05/01/2053 (z)	9,000	9,265
Tennessee Housing Development Agency, Series 2A, Rev., 6.00%, 01/01/2056	1,295	1,443

SEE NOTES TO FINANCIAL STATEMENTS.

222	SIX CIRCLES TRUST	JUNE 30, 2026

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
Tennessee — continued
Tennessee Housing Development Agency, Sustainable Bonds, Series 1A, Rev., 4.50%, 07/01/2044	1,220	1,223
The Metropolitan Nashville Airport Authority
Series B, Rev., AMT, 5.00%, 07/01/2042	2,100	2,274
Series B, Rev., AMT, 5.00%, 07/01/2043	3,160	3,406
Williamson County Industrial Development Board, Wood Duck Court Apartments, Rev., HUD, 5.00%, 05/01/2042 (z)	1,460	1,470

		223,853

Texas — 11.8%
Alamo Community College District
GO, 5.00%, 08/15/2042	2,505	2,736
GO, 5.00%, 08/15/2045	6,740	7,253
Alief Independent School District, GO, PSF-GTD, 2.00%, 02/15/2038	1,890	1,486
Allen Independent School District, GO, PSF-GTD, 4.38%, 02/15/2050	2,600	2,586
Alvin Independent School District
GO, PSF-GTD, 5.00%, 02/15/2034	7,245	8,263
GO, PSF-GTD, 5.00%, 02/15/2035	5,470	6,293
GO, PSF-GTD, 5.00%, 02/15/2036	4,375	5,067
GO, PSF-GTD, 5.00%, 02/15/2039	6,350	7,149
Anson Education Facilities Corp., Arlington Classics Academy, Rev., 5.00%, 08/15/2045	1,370	1,370
Arlington Higher Education Finance Corp.
Rev., 4.88%, 06/15/2054 (e)	1,050	973
Rev., 5.00%, 06/15/2035 (e)	2,500	2,626
Series A, Rev., PSF-GTD, 4.00%, 08/15/2026	265	265
Series A, Rev., PSF-GTD, 4.00%, 08/15/2030	425	436
Series A, Rev., PSF-GTD, 5.00%, 08/15/2031	555	609
Arlington Higher Education Finance Corp., Legacy Traditional Schools
Rev., 4.13%, 02/15/2041	815	687
Rev., 6.00%, 02/15/2042 (e)	250	252
Austin Community College District
GO, 5.00%, 08/01/2048	3,500	3,666
GO, 5.25%, 08/01/2053	1,500	1,580
Austin Convention Enterprises, Inc., First Tier Convention Center, Rev., 5.00%, 01/01/2033	1,125	1,128
Austin Independent School District
GO, 5.00%, 08/01/2026	1,000	1,002
GO, 5.00%, 08/01/2038	500	548
Barbers Hill Independent School District
GO, PSF-GTD, 5.00%, 02/15/2032	500	556
GO, PSF-GTD, 5.00%, 02/15/2035	3,000	3,281

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)

Texas — continued
Bastrop Independent School District, GO, PSF-GTD, 5.00%, 02/15/2040	2,000	2,172
Beaumont Independent School District
GO, PSF-GTD, 3.00%, 02/15/2033	2,500	2,433
GO, PSF-GTD, 5.00%, 02/15/2028	1,535	1,538
Bells Independent School District, GO, PSF-GTD, 4.25%, 02/15/2053	2,310	2,214
Bexar County Hospital District, Certificates Obligation
GO, 4.00%, 02/15/2039	1,090	1,096
GO, 5.00%, 02/15/2043	2,750	2,920
Bexar County Hospital District, Certificates of Obligation
GO, 5.00%, 02/15/2036	370	400
GO, 5.00%, 02/15/2037	230	248
Bexar Management and Development Corp., Miller’s Pond Apartments, Rev., FHA, 2.65%, 03/01/2029 (z)	575	571
Board of Regents of the University of Texas System
Rev., 5.00%, 08/15/2035	375	433
Rev., 5.00%, 08/15/2036	1,310	1,525
Series A, Rev., 5.00%, 08/15/2030	1,000	1,092
Series A, Rev., 5.00%, 08/15/2033	1,500	1,677
Series A, Rev., 5.00%, 08/15/2037	3,125	3,610
Series A, Rev., 5.00%, 08/15/2038	4,000	4,689
Series A, Rev., 5.00%, 08/15/2039	13,040	14,890
Series A, Rev., 5.00%, 08/15/2042	15,500	17,388
Series A, Rev., 5.00%, 08/15/2043	8,570	9,567
Series B, Rev., 5.00%, 08/15/2029	3,625	3,885
Series E, Rev., 5.00%, 08/15/2027	1,000	1,028
Boerne Independent School District, GO, PSF-GTD, 3.13%, 02/01/2053 (z)	1,710	1,711
Brazoria County Municipal Utility District No. 40
GO, 4.00%, 09/01/2038	685	690
GO, 4.13%, 09/01/2039	720	726
Brazoria County Toll Road Authority, Subordinated Lien, Series A, Rev., CNTY GTD, 5.00%, 03/01/2033	1,670	1,692
Brazos Higher Education Authority, Inc.
Rev., AMT, 4.00%, 04/01/2045	1,855	1,748
Series 1A, Rev., AMT, 4.50%, 04/01/2046	6,435	6,487
Brazosport Independent School District, GO, PSF-GTD, 5.00%, 02/15/2030	1,925	2,040
Burleson Independent School District
GO, PSF-GTD, 5.00%, 08/01/2027	2,250	2,312
Series A, GO, PSF-GTD, 4.00%, 08/01/2040	5,300	5,160
Capital Area Housing Finance Corp., Redwood Apartments, Rev., 3.20%, 01/01/2041 (z)	730	730

SEE NOTES TO FINANCIAL STATEMENTS.

JUNE 30, 2026	SIX CIRCLES TRUST	223

Six Circles Tax Aware Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JUNE 30, 2026 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
Texas — continued
Carrollton-Farmers Branch Independent School District, GO, PSF-GTD, 4.00%, 02/15/2053	5,000	4,643
Castleberry Independent School District, GO, PSF-GTD, 5.00%, 02/15/2041	700	765
Celina Independent School District, GO, PSF-GTD, 5.00%, 02/15/2031	500	549
Central Texas Regional Mobility Authority
Rev., 5.00%, 01/01/2037	1,285	1,355
Series A, Rev., 5.00%, 01/01/2032	2,750	3,039
Series B, Rev., 4.00%, 01/01/2040	800	803
Series B, Rev., 4.00%, 01/01/2051	1,250	1,147
Series B, Rev., 5.00%, 01/01/2037	2,000	2,198
Series B, Rev., 5.00%, 01/01/2038	1,000	1,119
Series B, Rev., 5.00%, 01/01/2046	7,800	8,078
Central Texas Regional Mobility Authority, Senior Lien
Series B, Rev., 4.00%, 01/01/2039	600	603
Series B, Rev., 4.00%, 01/01/2040	500	501
Series B, Rev., 5.00%, 01/01/2045	3,595	3,710
Series D, Rev., 5.00%, 01/01/2033	480	524
Series E, Rev., 5.00%, 01/01/2045	2,665	2,751
Central Texas Turnpike System
Rev., 5.00%, 08/15/2037	10,000	11,060
Rev., 5.00%, 08/15/2038	7,690	8,470
Rev., 5.00%, 08/15/2040	2,500	2,721
Chapel Hill Independent School District/Smith County, GO, PSF-GTD, 5.00%, 02/15/2039	700	767
City Austin, Certificates Obligation
GO, 5.00%, 09/01/2032	1,750	1,893
GO, 5.00%, 09/01/2033	1,100	1,186
GO, 5.00%, 09/01/2034	1,750	1,882
City of Arlington TX Water & Wastewater System Revenue
Rev., 5.00%, 06/01/2037	1,445	1,612
Rev., 5.00%, 06/01/2039	1,445	1,595
City of Arlington, Tax, Increment Reinvestment Zone, Tax Allocation, 4.00%, 08/15/2041	1,000	913
City of Austin
GO, 5.00%, 09/01/2039	2,675	2,999
GO, 5.00%, 09/01/2040	1,000	1,116
GO, 5.00%, 09/01/2041	2,430	2,703
City of Austin Airport System Revenue, Ser B
Rev., AMT, 5.00%, 11/15/2040	4,600	5,026
Rev., AMT, 5.00%, 11/15/2041	3,000	3,267
Rev., AMT, 5.00%, 11/15/2056	5,000	5,102
Rev., AMT, 5.25%, 11/15/2051	4,750	4,960
City of Austin Electric Utility Revenue, Rev., 5.00%, 11/15/2048	6,210	6,512
City of Austin TX Airport System Revenue
Rev., AMT, 5.00%, 11/15/2041	1,500	1,633
Rev., AMT, 5.00%, 11/15/2043	3,500	3,769
Rev., AMT, 5.00%, 11/15/2044	2,500	2,672

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)

Texas — continued
City of Austin TX Water & Wastewater System Revenue, Rev., 5.00%, 11/15/2041	6,500	7,167
City of Austin Water & Wastewater System Revenue
Rev., 4.00%, 11/15/2036	185	190
Rev., 4.00%, 11/15/2041	1,510	1,525
Rev., 5.00%, 11/15/2041	7,000	7,035
Series C, Rev., 5.00%, 11/15/2032	1,000	1,087
City of Austin Water & Water System Revenue, Rev., 5.00%, 11/15/2034	3,250	3,721
City of Austin, Airport System Revenue
Rev., AMT, 5.00%, 11/15/2029	1,400	1,487
Rev., AMT, 5.00%, 11/15/2040	1,500	1,592
Series B, Rev., AMT, 5.00%, 11/15/2030	1,000	1,060
Series B, Rev., AMT, 5.00%, 11/15/2033	1,130	1,137
Series B, Rev., AMT, 5.00%, 11/15/2036	3,335	3,401
Series B, Rev., AMT, 5.00%, 11/15/2044	1,335	1,370
City of Austin, Electric Utility Revenue
Series B, Rev., 5.00%, 11/15/2037	1,505	1,583
Series B, Rev., 5.00%, 11/15/2038	1,340	1,404
City of Austin, Public Improvement
GO, 5.00%, 09/01/2033	5,000	5,648
GO, 5.00%, 09/01/2034	2,800	3,191
City of Austin, Refunding & Public Improvement, GO, 5.00%, 09/01/2033	620	669
City of Beaumont TX Waterworks & Sewer System Revenue, Rev., BAM, 5.00%, 09/01/2049	2,000	2,078
City of Celina TX
Special Assessment, BAM, 5.00%, 09/01/2040	1,200	1,260
Special Assessment, 5.25%, 09/01/2046 (e)	1,120	1,121
City of Celina, Cross Creek Meadows Public Improvement District, Special Assessment, 5.38%, 09/01/2053 (e)	1,085	1,098
City of Celina, Mosaic Public Improvement District Special Assessment, 5.13%, 09/01/2044 (e)	2,150	2,217
City of Corpus Christi
GO, 5.00%, 03/01/2037 (w)	1,010	1,131
GO, 5.00%, 03/01/2039 (w)	1,865	2,057
GO, 5.00%, 03/01/2043 (w)	885	957
City of Corpus Christi TX Utility System Revenue
Rev., 5.00%, 07/15/2041	2,110	2,290
Rev., 5.00%, 07/15/2042	2,750	2,974

SEE NOTES TO FINANCIAL STATEMENTS.

224	SIX CIRCLES TRUST	JUNE 30, 2026

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
Texas — continued
City of Corpus Christi, Utility System Revenue
Rev., 5.00%, 07/15/2028	1,885	1,965
Rev., 5.00%, 07/15/2039	1,000	1,070
City of Dallas Housing Finance Corp., Rev., FHA, 5.00%, 08/01/2027 (z)	350	351
City of Dallas Housing Finance Corp., Estates at Ferguson, Rev., 5.00%, 07/01/2042 (z)	1,010	1,021
City of Dallas TX, GO, 4.00%, 02/15/2043	6,000	5,977
City of Dallas Waterworks & Sewer System Revenue
Series A, Rev., 5.00%, 10/01/2032	1,250	1,257
Series A, Rev., 5.00%, 10/01/2047	5,000	5,298
Series C, Rev., 4.00%, 10/01/2031	1,500	1,535
City of Dallas, Fair Park Venue Project Senior, Special Tax, 6.25%, 08/15/2053 (e) (z)	3,400	3,405
City of Dallas, Waterworks & Sewer System Revenue
Series C, Rev., 4.00%, 10/01/2039	7,470	7,563
Series C, Rev., 4.00%, 10/01/2040	1,000	1,010
Series C, Rev., 5.00%, 10/01/2029	1,125	1,211
City of Denton, GO, 2.00%, 02/15/2032	1,345	1,238
City of Denton, Certificates Obligation
GO, 2.00%, 02/15/2034	2,565	2,261
GO, 2.00%, 02/15/2035	2,625	2,258
City of Eagle Pass, Certificates Obligation
GO, 4.00%, 03/01/2039	500	505
GO, 4.00%, 03/01/2041	680	684
City of El Paso TX GO, BAM, 4.00%, 08/15/2042 (p)	10,900	10,790
City of Fort Worth
GO, 4.00%, 03/01/2030	1,150	1,189
GO, 5.00%, 03/01/2033	5,175	5,808
City of Fort Worth TX Water & Sewer System Revenue
Rev., 5.00%, 02/15/2037	2,305	2,539
Rev., 5.00%, 02/15/2038	1,390	1,524
Rev., 5.00%, 02/15/2041	710	770
City of Galveston TX Wharves & Terminal Revenue
Rev., AMT, 5.25%, 08/01/2039	750	808
Rev., AMT, 5.50%, 08/01/2041	1,050	1,140
Rev., AMT, 5.50%, 08/01/2042	700	757
Rev., AMT, 5.50%, 08/01/2043	1,100	1,186
Rev., AMT, 5.50%, 08/01/2044	700	750
City of Greenville Electric System Revenue, Rev., BAM, 5.00%, 02/15/2035	1,675	1,883
City of Haslet, Improvement Area Second Project, Special Assessment, 3.25%, 09/01/2031 (e)	500	463
City of Houston, Series A, GO, 5.00%, 03/01/2039	2,445	2,688

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)

Texas — continued
City of Houston Airport System Revenue
Series B, Rev., 5.00%, 07/01/2029	3,605	3,771
Series B, Rev., AMT, 5.25%, 07/15/2033	5,000	5,371
Series C, Rev., AMT, 5.00%, 07/01/2028	470	489
City of Houston Airport System Revenue, Subordinated Lien
Series A, Rev., AMT, 4.00%, 07/01/2035	1,000	1,005
Series A, Rev., AMT, 4.00%, 07/01/2040	3,570	3,504
Series A, Rev., AMT, 5.00%, 07/01/2028	1,440	1,499
Series A, Rev., AMT, 5.00%, 07/01/2029	1,580	1,674
Series A, Rev., AMT, 5.00%, 07/01/2034	2,500	2,648
Series A, Rev., AMT, 5.00%, 07/01/2037	2,000	2,166
Series B, Rev., 5.00%, 07/01/2026	1,000	1,000
Series B, Rev., 5.00%, 07/01/2027	995	1,019
City of Houston Airport System Revenue, United Airlines, Inc.
Series B, Rev., AMT, 5.50%, 07/15/2037	8,565	9,266
Series B, Rev., AMT, 5.50%, 07/15/2039	2,000	2,136
City of Houston Airport System Revenue, United Airlines, Inc. Catering, Rev., AMT, 5.50%, 07/15/2035	500	540
City of Houston Airport System Revenue, United Airlines, Inc. Ground, Rev., AMT, 5.50%, 07/15/2036	3,000	3,255
City of Houston Airport System Revenue, United Airlines, Inc. Terminal, Rev., AMT, 5.50%, 07/15/2037	1,500	1,606
City of Houston Airport System Revenue, United Airlines, Inc. Terminal, Rev., AMT, 4.00%, 07/15/2041	4,365	4,123
City of Houston Combined Utility System Revenue, First Lien, Series A, Rev., 4.00%, 11/15/2033	1,200	1,245
City of Houston Hotel Occupancy Tax & Special Revenue, Capital Appreciation Convention, Series B, Rev., AMBAC, Zero Coupon, 09/01/2027	480	464
City of Houston Hotel Occupancy Tax & Special Revenue, First Lien
Rev., 5.00%, 09/01/2043	1,200	1,318
Rev., 5.50%, 09/01/2058	15,270	16,537
City of Houston TX, GO, 5.25%, 03/01/2049	16,000	17,129
City of Houston TX Airport System Revenue
Rev., AMT, 5.25%, 07/15/2033	6,000	6,445

SEE NOTES TO FINANCIAL STATEMENTS.

JUNE 30, 2026	SIX CIRCLES TRUST	225

Six Circles Tax Aware Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JUNE 30, 2026 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
Texas — continued
Rev., AMT, 5.25%, 07/15/2034	4,000	4,277
Rev., AMT, 5.50%, 07/15/2035	3,000	3,246
Series A, Rev., AMT, 5.25%, 07/01/2040	2,850	3,152
Series A, Rev., AMT, 5.50%, 07/01/2043	2,500	2,800
City of Houston, Airport System Revenue, Special Facilities, United Airlines, Inc., Rev., AMT, 5.00%, 07/15/2028	600	616
City of Houston, Combined Utility System Revenue, First Lien
Series A, Rev., 5.00%, 11/15/2029	1,100	1,184
Series C, Rev., 5.00%, 11/15/2029	3,335	3,590
City of Hutto TX
GO, BAM, 4.13%, 08/01/2049	2,500	2,388
GO, BAM, 5.00%, 08/01/2043	1,220	1,318
City of Justin, Timberbrook Public Improvement, Special Assessment, 3.00%, 09/01/2031 (e)	315	298
City of Lavon, Elevon Public Improvement District, Special Assessment, 5.00%, 09/15/2044 (e)	500	506
City of Lubbock, GO, 5.00%, 02/15/2037	1,000	1,134
City of Lubbock Electric Light & Power System Revenue
Rev., 5.00%, 04/15/2027	785	800
Rev., 5.00%, 04/15/2035	1,345	1,497
Rev., 5.00%, 04/15/2038	1,045	1,143
Rev., 5.00%, 04/15/2040	1,200	1,296
City of Mesquite TX, Special Assessment, 5.50%, 09/01/2045 (e)	750	768
City of Palestine, Certificates Obligation, GO, 4.00%, 02/15/2046	5,000	4,858
City of Pflugerville, Certificates of Obligation, GO, 4.00%, 08/01/2049	2,750	2,544
City of Pharr, Certificates Obligation, GO, 5.25%, 08/15/2051	3,440	3,669
City of Plano, GO, 4.00%, 09/01/2043	1,000	1,008
City of Round Rock TX, GO, 4.13%, 08/15/2046	3,210	3,185
City of San Antonio
GO, 5.00%, 02/01/2042	2,380	2,630
GO, 5.00%, 02/01/2044	2,250	2,458
City of San Antonio Electric & Gas Systems Revenue
Rev., 4.00%, 02/01/2030	1,660	1,727
Rev., 5.00%, 02/01/2033	1,795	1,817
Rev., 5.00%, 02/01/2035	1,650	1,668
Series B, Rev., 5.25%, 02/01/2040	3,000	3,326
City of San Antonio Electric & Gas Systems Revenue, Junior Lien
Rev., 4.00%, 02/01/2037	1,000	1,024
Series A, Rev., 2.90%, 02/01/2055 (z)	5,175	5,143
Series A, Rev., 3.00%, 02/01/2055 (z)	1,905	1,895

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)

Texas — continued
Series A, Rev., 5.00%, 02/01/2035	2,200	2,372
Series D, Rev., 1.13%, 12/01/2045 (z)	6,510	6,442
City of San Antonio TX Electric & Gas Systems Revenue
Rev., 5.00%, 02/01/2036	1,680	1,905
Rev., 5.00%, 02/01/2040	1,000	1,102
Rev., 5.25%, 02/01/2044	1,660	1,825
Rev., 5.25%, 02/01/2049	4,000	4,263
Series A, Rev., 3.08%, 02/01/2055 (z)	17,930	17,935
Series B, Rev., 5.00%, 02/01/2038	4,000	4,537
Series B, Rev., 5.25%, 02/01/2049	5,000	5,329
City of San Antonio, Electric & Gas Systems Revenue
Rev., 4.00%, 02/01/2027	2,000	2,017
Series D, Rev., 5.25%, 02/01/2054	4,500	4,759
City of Sugar Land TX, GO, 5.00%, 02/15/2037	1,060	1,178
City of Texas City TX, GO, 5.00%, 02/15/2045	10,455	11,060
City of Waco TX, GO, 5.00%, 02/01/2049	3,000	3,149
Clear Creek Independent School District
GO, PSF-GTD, 5.00%, 02/15/2039	6,000	6,720
GO, PSF-GTD, 5.00%, 02/15/2044	2,875	3,129
Series A, GO, PSF-GTD, 5.00%, 02/15/2033	760	855
Cleburne Independent School District, GO, PSF-GTD, 5.00%, 02/15/2036	215	215
Clifton Higher Education Finance Corp.
Rev., PSF-GTD, 4.00%, 08/15/2044	4,045	3,993
Rev., PSF-GTD, 4.00%, 02/15/2055 (z)	7,000	7,240
Rev., PSF-GTD, 5.00%, 08/15/2035	1,300	1,430
Rev., PSF-GTD, 5.00%, 08/15/2037	500	544
Rev., PSF-GTD, 5.00%, 08/15/2038	2,905	3,194
Rev., PSF-GTD, 5.00%, 08/15/2041	2,550	2,769
Rev., PSF-GTD, 5.00%, 08/15/2042	625	676
Rev., PSF-GTD, 5.00%, 08/15/2044	2,270	2,429
Rev., PSF-GTD, 5.25%, 02/15/2043	3,900	4,219
Rev., PSF-GTD, 5.25%, 02/15/2044	2,000	2,160
Rev., PSF-GTD, 5.25%, 02/15/2045	1,000	1,073
Rev., PSF-GTD, 5.25%, 02/15/2049	2,000	2,096
Clifton Higher Education Finance Corp., Idea Public School
Rev., PSF-GTD, 5.00%, 08/15/2026	1,840	1,844
Series A, Rev., 4.00%, 08/15/2035	415	412
Series A, Rev., 4.00%, 08/15/2047	1,300	1,142
Series T, Rev., PSF-GTD, 4.00%, 08/15/2036	700	714
Series T, Rev., PSF-GTD, 4.00%, 08/15/2047	1,175	1,107
Series T, Rev., PSF-GTD, 5.00%, 08/15/2026	55	55
Series T, Rev., PSF-GTD, 5.00%, 08/15/2027	30	31

SEE NOTES TO FINANCIAL STATEMENTS.

226	SIX CIRCLES TRUST	JUNE 30, 2026

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
Texas — continued
Series T, Rev., PSF-GTD, 5.00%, 08/15/2028	40	42
Series T, Rev., PSF-GTD, 5.00%, 08/15/2030	215	234
Clifton Higher Education Finance Corp., International Leadership of Texas, Inc., Rev., PSF-GTD, 5.00%, 08/15/2028	900	944
Collin County Community College District, Series A, GO, 4.00%, 08/15/2035	1,600	1,632
Comal Independent School District, GO, PSF-GTD, 5.00%, 02/01/2042	750	829
Conroe Independent School District
GO, PSF-GTD, 5.00%, 02/15/2038	3,800	4,291
GO, PSF-GTD, 5.00%, 02/15/2039	4,915	5,517
GO, PSF-GTD, 5.00%, 02/15/2042	2,085	2,302
Corsicana Independent School District, GO, PSF-GTD, 5.00%, 02/15/2046	1,000	1,077
Cotulla Independent School District, GO, PSF-GTD, 5.00%, 02/15/2028	1,250	1,301
County of Bexar, GO, 4.00%, 06/15/2040	11,085	11,070
County of Bexar TX, GO, 4.00%, 06/15/2038	2,205	2,215
County of Collin
GO, 5.00%, 02/15/2029	2,000	2,123
GO, 5.00%, 02/15/2033	1,000	1,125
County of Dallas, Certificates of Obligation, GO, 5.00%, 08/15/2041	2,550	2,750
County of Denton, GO, 5.00%, 07/15/2027	1,000	1,026
County of Denton TX, GO, 4.00%, 07/15/2043	2,800	2,817
County of El Paso, Series A, GO, 5.00%, 02/15/2027	1,430	1,431
County of Harris, Series A, GO, 5.00%, 10/01/2029	1,150	1,237
County of Harris Toll Road Revenue, First Lien, Series A, Rev., 5.00%, 08/15/2035	2,450	2,814
County of Harris, Subordinate, Series A, GO, 5.00%, 08/15/2026	1,750	1,755
County of Montgomery, Series B, GO, 4.00%, 03/01/2043	4,000	3,959
County of Nueces, GO, 5.00%, 02/15/2029	460	486
Crowley Independent School District
GO, PSF-GTD, 5.00%, 02/01/2043	5,000	5,487
GO, PSF-GTD, 5.00%, 02/01/2044	2,750	2,997
GO, PSF-GTD, 5.00%, 02/01/2045	2,630	2,846
Cypress-Fairbanks Independent School District
Series B, GO, PSF-GTD, 5.00%, 02/15/2037	2,000	2,244
Series B, GO, PSF-GTD, 5.00%, 02/15/2038	1,330	1,484
Dallas Area Rapid Transit, Senior Lien
Rev., 5.00%, 12/01/2032	1,000	1,065
Series B, Rev., 4.00%, 12/01/2051	2,000	1,827

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)

Texas — continued
Dallas Fort Worth International Airport
Series B, Rev., 5.00%, 11/01/2050	4,000	4,128
Series C, Rev., AMT, 5.00%, 11/01/2030	5,000	5,384
Dallas Independent School District
Series A2, GO, PSF-GTD, 5.00%, 02/15/2055 (p)	85	86
Series A5, GO, PSF-GTD, 5.00%, 02/15/2055 (z)	5,420	5,787
Series A, GO, PSF-GTD, 5.00%, 02/15/2035	11,445	13,140
Series A, GO, PSF-GTD, 5.00%, 02/15/2036	3,000	3,428
Series A, GO, PSF-GTD, 5.00%, 02/15/2037	9,810	11,111
Series B, GO, PSF-GTD, 3.00%, 02/15/2034	1,370	1,360
Series B, GO, PSF-GTD, 5.00%, 02/15/2056 (z)	17,180	18,330
Dallas Independent School District, Unrefunded, Series A2, GO, PSF-GTD, 5.00%, 02/15/2055 (z)	465	471
Dallas Metrocare Services, Rev., 5.25%, 11/01/2050	2,250	2,374
Del Valle Independent School District
GO, PSF-GTD, 4.00%, 06/15/2031	3,085	3,216
GO, PSF-GTD, 4.00%, 06/15/2032	3,405	3,537
GO, PSF-GTD, 4.00%, 06/15/2033	5,740	5,938
GO, PSF-GTD, 4.00%, 06/15/2034	3,280	3,375
Denison Independent School District, GO, PSF-GTD, 4.00%, 08/01/2053	5,000	4,647
Denton Independent School District
GO, PSF-GTD, 5.00%, 08/15/2027	600	616
GO, PSF-GTD, 5.00%, 08/15/2034	950	1,077
GO, PSF-GTD, 5.00%, 08/15/2038	5,000	5,640
GO, PSF-GTD, 5.00%, 08/15/2040	3,000	3,345
GO, PSF-GTD, 5.00%, 08/15/2042	2,000	2,178
Series B1, GO, PSF-GTD, 4.00%, 08/15/2055 (z)	5,000	5,110
Series B2, GO, PSF-GTD, 4.00%, 08/15/2055 (z)	2,250	2,338
Series C, GO, PSF-GTD, 5.00%, 08/15/2031	1,335	1,474
DeSoto Independent School District, GO, PSF-GTD, 5.00%, 08/15/2033	2,000	2,261
Dripping Springs Independent School District, GO, PSF-GTD, 5.00%, 02/15/2039	3,000	3,360
Eagle Mountain and Saginaw Independent School District, GO, PSF-GTD, 5.00%, 08/15/2043	3,070	3,372
East Montgomery County Improvement District, Sales Tax Revenue, Rev., 5.00%, 08/15/2041	500	537

SEE NOTES TO FINANCIAL STATEMENTS.

JUNE 30, 2026	SIX CIRCLES TRUST	227

Six Circles Tax Aware Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JUNE 30, 2026 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
Texas — continued
El Paso County Hospital District
GO, 5.00%, 02/15/2034	3,205	3,586
GO, 5.00%, 02/15/2035	1,800	2,027
El Paso Independent School District, Series A, GO, PSF-GTD, 5.00%, 08/15/2036	3,500	3,952
Flour Bluff Independent School District
GO, PSF-GTD, 5.00%, 08/15/2041	2,000	2,207
GO, PSF-GTD, 5.00%, 08/15/2042	3,200	3,526
GO, PSF-GTD, 5.00%, 08/15/2043	1,800	1,981
Forney Independent School District
GO, PSF-GTD, 5.00%, 08/15/2040	600	648
GO, PSF-GTD, 5.00%, 08/15/2043	2,075	2,219
GO, PSF-GTD, 5.25%, 08/15/2041	500	563
Series A, GO, PSF-GTD, 3.00%, 08/15/2037	3,585	3,353
Series A, GO, PSF-GTD, 3.00%, 08/15/2038	4,950	4,572
Fort Bend Grand Parkway Toll Road Authority
Series A, Rev., CNTY GTD, 5.00%, 03/01/2027	285	289
Series A, Rev., CNTY GTD, 5.00%, 03/01/2029	390	414
Series A, Rev., CNTY GTD, 5.00%, 03/01/2030	1,000	1,079
Fort Bend Housing Finance Corp., Park at Fort Bend, Rev., 3.05%, 07/01/2044 (z)	2,050	2,052
Fort Bend Independent School District, Series B, GO, PSF-GTD, 0.72%, 08/01/2051 (z)	595	594
Fort Worth Independent School District, GO, PSF-GTD, 5.00%, 02/15/2040	1,750	1,914
FW Skyline Public Facility Corp., Skyline Prairie Homes Project, Rev., 4.25%, 04/01/2039	3,700	3,702
Galveston County Municipal Utility District No. 59, GO, 4.25%, 06/01/2039	975	987
Garland Independent School District
GO, PSF-GTD, 5.00%, 02/15/2037	500	551
Series A, GO, PSF-GTD, 5.00%, 02/15/2037	3,500	3,856
Georgetown Independent School District
GO, PSF-GTD, 2.00%, 08/15/2034	6,155	5,385
GO, PSF-GTD, 5.00%, 02/15/2043	2,100	2,285
Grand Parkway Transportation Corp., Grand Parkway System, Rev., 4.00%, 10/01/2045	10,125	9,747
Greater Texoma Utility Authority
Rev., BAM, 5.25%, 10/01/2042	1,000	1,093
Rev., BAM, 5.25%, 10/01/2045	1,150	1,239
Greater Texoma Utility Authority, City of Sherman Project
Rev., BAM, 5.00%, 10/01/2037	3,060	3,324
Rev., BAM, 5.00%, 10/01/2038	1,450	1,567

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)

Texas — continued
Rev., BAM, 5.00%, 10/01/2049	10,000	10,335
Series A, Rev., BAM, 4.00%, 10/01/2043	1,940	1,925
Greenwood Independent School District, GO, PSF-GTD, 4.00%, 02/15/2054	5,315	4,817
Harris County Cultural Education Facilities Finance Corp., Series A, Rev., 5.00%, 05/15/2050 (z)	8,000	8,669
Harris County Cultural Education Facilities Finance Corp., Houston Methodist
Series A, Rev., VRDO, 2.60%, 07/01/2026 (z)	20,000	20,000
Series A, Rev., 5.00%, 12/01/2029	11,845	12,679
Series A, Rev., 5.00%, 12/01/2031	4,670	5,136
Series A, Rev., 5.00%, 12/01/2033	20,250	22,744
Series A, Rev., 5.00%, 12/01/2036	10,000	11,420
Harris County Cultural Education Facilities Finance Corp., Texas Children’s Hospital, Rev., 4.00%, 10/01/2041	1,000	979
Harris County Cultural Education Facilities Finance Corp., Texas Children’s Hospital
Rev., LOC: TD Bank NA, 2.60%, 10/01/2045 (z)	2,400	2,400
Rev., BAM, 4.00%, 10/01/2037	1,790	1,803
Rev., 4.00%, 10/01/2038	1,000	1,002
Rev., BAM, 4.00%, 10/01/2038	1,000	1,005
Harris County Flood Control District, Series A, GO, 5.00%, 10/01/2029	1,700	1,826
Harris County Flood Control District, Sustainability Bond
Series A, GO, 4.00%, 09/15/2041	2,500	2,518
Series A, GO, 4.00%, 09/15/2048	9,000	8,515
Harris County Hospital District
GO, 5.00%, 02/15/2038	4,700	5,319
GO, 5.00%, 02/15/2040	13,245	14,789
GO, 5.00%, 02/15/2045	2,570	2,786
Harris County Industrial Development Corp., Energy Transfer, Rev., 4.05%, 11/01/2050 (z)	5,000	5,218
Harris County, Toll Road Authority, First Lien, Rev., 5.00%, 08/15/2030	1,200	1,307
Harris County-Houston Sports Authority, Senior Lien, Series A, Rev., 5.00%, 11/15/2029	3,010	3,222
Hays Consolidated Independent School District
GO, PSF-GTD, 4.00%, 02/15/2042	18,160	18,172
GO, PSF-GTD, 5.00%, 02/15/2038	1,000	1,085
GO, PSF-GTD, 5.00%, 02/15/2039	1,250	1,396
GO, PSF-GTD, 5.00%, 02/15/2040	1,305	1,405
GO, PSF-GTD, 5.25%, 02/15/2042	1,500	1,674
Hidalgo County Regional Mobility Authority, Senior Lien
Series A, Rev., 5.00%, 12/01/2032	1,000	1,061

SEE NOTES TO FINANCIAL STATEMENTS.

228	SIX CIRCLES TRUST	JUNE 30, 2026

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
Texas — continued
Series A, Rev., 5.00%, 12/01/2033	575	608
Series A, Rev., 5.00%, 12/01/2034	750	789
Houston Higher Education Finance Corp., Houston Baptist University, Rev., 4.00%, 10/01/2051	1,100	902
Houston Higher Education Finance Corp., Kipp Inc, Rev., PSF-GTD, 4.00%, 08/15/2040	2,500	2,472
Houston Independent School District, Series A, GO, 5.00%, 07/15/2045 (z)	20,400	21,265
Hurst-Euless-Bedford Independent School District, GO, PSF-GTD, 5.00%, 08/15/2038	1,490	1,672
Hutto Independent School District
GO, PSF-GTD, 4.00%, 02/01/2055 (z)	2,620	2,677
GO, PSF-GTD, 5.00%, 08/01/2048	2,400	2,520
Irving Independent School District
GO, PSF-GTD, 5.00%, 02/15/2028	500	520
GO, PSF-GTD, 5.00%, 02/15/2035	2,300	2,551
GO, PSF-GTD, 5.00%, 02/15/2038	4,375	4,790
GO, PSF-GTD, 5.00%, 02/15/2041	250	272
Jarrell Independent School District, GO, PSF-GTD, 5.00%, 02/15/2037	725	787
Judson Independent School District, GO, PSF-GTD, 4.00%, 02/01/2053	5,000	4,614
Katy Independent School District
GO, PSF-GTD, 5.00%, 02/15/2027	3,000	3,045
GO, PSF-GTD, 5.00%, 02/15/2036	1,340	1,451
GO, PSF-GTD, 5.00%, 02/15/2042	1,000	1,096
GO, PSF-GTD, 5.00%, 02/15/2043	1,505	1,644
GO, PSF-GTD, 5.00%, 02/15/2046	2,560	2,747
Series B, GO, PSF-GTD, 5.00%, 02/15/2036	2,475	2,478
Klein Independent School District
GO, PSF-GTD, 4.00%, 08/01/2046	4,000	3,913
GO, PSF-GTD, 5.00%, 08/01/2028	4,270	4,489
GO, PSF-GTD, 5.00%, 08/01/2041	1,775	1,954
Lake Houston Redevelopment Authority, Rev., 4.00%, 09/01/2035	250	248
Lake Travis Independent School District, School Building, Series A, GO, PSF-GTD, 5.00%, 02/15/2043 (p)	1,090	1,106
Lamar Consolidated Independent School District
GO, PSF-GTD, 5.00%, 02/15/2029	150	159
GO, PSF-GTD, 5.00%, 02/15/2041	1,500	1,644
GO, PSF-GTD, 5.00%, 02/15/2043	2,100	2,286
Series A, GO, PSF-GTD, 5.00%, 02/15/2034	1,500	1,708
Series A, GO, PSF-GTD, 5.00%, 02/15/2058	4,335	4,466
Legacy Denton Public Facility Corp., Rev., 3.15%, 11/01/2043 (z)	3,000	3,007

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)

Texas — continued
Liberty Hill Independent School District
GO, PSF-GTD, 5.00%, 02/01/2040	1,890	2,067
GO, PSF-GTD, 5.00%, 02/01/2041	2,020	2,201
Llano Independent School District, GO, PSF-GTD, 5.00%, 02/15/2032	1,350	1,352
Longview Independent School District, GO, PSF-GTD, 5.00%, 02/15/2043	1,750	1,915
Love Field Airport Modernization Corp., Southwest Airlines Co Project, Rev., AMT, 5.00%, 11/01/2028	1,075	1,077
Love Field Airport Modernization Corporation, Rev., AMT, 4.00%, 11/01/2039	2,655	2,617
Lower Colorado River Authority
Rev., 5.00%, 05/15/2031	2,000	2,200
Rev., 5.00%, 05/15/2032	5,000	5,478
Rev., BAM, 5.25%, 05/15/2043	3,500	3,915
Series A, Rev., 5.00%, 05/15/2027	420	429
Series A, Rev., 5.00%, 05/15/2039	4,500	5,024
Series A, Rev., 5.00%, 05/15/2040	1,250	1,386
Series A, Rev., 5.00%, 05/15/2041	2,500	2,756
Series B, Rev., 5.00%, 05/15/2039 (z)	3,000	3,099
Lower Colorado River Authority, LCRA Transmission Services
Rev., 5.00%, 05/15/2030	1,000	1,082
Rev., 5.00%, 05/15/2044	4,000	4,326
Rev., 5.00%, 05/15/2051	3,500	3,581
Lower Colorado, River Authority, Transmission Services Contract, Rev., 5.00%, 05/15/2029	100	106
Lower Neches Valley Authority Industrial Development Corp., ExxonMobil Project, Rev., VRDO, 2.60%, 07/01/2026 (z)	3,000	3,000
Mansfield Independent School District
GO, PSF-GTD, 3.00%, 08/01/2036	1,000	950
GO, PSF-GTD, 5.00%, 02/15/2039	2,360	2,645
GO, PSF-GTD, 5.00%, 02/15/2040	2,650	2,956
Matagorda County Navigation District No. 1, Central Power & Light, Rev., AMT, 4.25%, 05/01/2030	825	854
Matagorda County Navigation District No. 1, Central Power & Light Co., Rev., 2.60%, 11/01/2029	5,090	4,994
Medina Valley Independent School District
GO, PSF-GTD, 2.85%, 02/15/2049 (z)	235	236
GO, PSF-GTD, 5.00%, 02/15/2040	3,000	3,256
Midland County Hospital District, Rev., BAM, 5.25%, 05/15/2054	2,170	2,282
Midland Independent School District
GO, PSF-GTD, 5.00%, 02/15/2050 (p)	2,300	2,356
Mission Economic Development Corp.
Rev., AMT, 0.00%, 06/01/2048 (z)	5,665	5,713
Rev., AMT, 4.00%, 06/01/2054 (z)	2,475	2,527
Rev., AMT, 5.00%, 12/01/2064 (z)	1,000	1,036

SEE NOTES TO FINANCIAL STATEMENTS.

JUNE 30, 2026	SIX CIRCLES TRUST	229

Six Circles Tax Aware Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JUNE 30, 2026 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
Texas — continued
Mission Economic Development Corp., Republic Services, Inc. Project, Series A, Rev., AMT, 2.95%, 05/01/2050 (z)	2,000	2,000
Mission Economic Development Corp., Sustainable Bond, Graphic Packaging International, LLC, Rev., AMT, 5.00%, 12/01/2064 (z)	5,360	5,558
Montgomery Independent School District, Series A, GO, PSF-GTD, 5.00%, 02/15/2027	1,120	1,137
Mount Vernon Independent School District, GO, PSF-GTD, 4.00%, 08/15/2053	2,030	1,856
New Caney Independent School District
GO, PSF-GTD, 5.00%, 02/15/2037	625	696
GO, PSF-GTD, 5.00%, 02/15/2040	1,375	1,510
GO, PSF-GTD, 5.00%, 02/15/2041	2,000	2,185
GO, PSF-GTD, 5.00%, 02/15/2044	1,250	1,359
New Hope Cultural Education Facilities Finance Corp.
Rev., 5.25%, 01/01/2036	1,000	1,091
Rev., 5.25%, 08/15/2043	1,375	1,524
Rev., 5.25%, 08/15/2045	2,035	2,220
Rev., 5.50%, 08/15/2049	3,000	3,270
Series A, Rev., 5.00%, 07/01/2047	2,000	1,946
New Hope Cultural Education Facilities Finance Corp., Bella Vida Facility Living
Rev., 4.25%, 10/01/2030	2,000	1,991
Rev., 4.63%, 10/01/2030	2,000	1,980
New Hope Cultural Education Facilities Finance Corp., Children’s Health System, Series A, Rev., 5.00%, 08/15/2047	1,000	1,008
New Hope Cultural Education Facilities Finance Corp., NCCD College Station Project, Series A, Rev., 5.00%, 07/01/2035	9,400	9,290
New Hope Cultural Education Facilities Finance Corp., Westminster Project, Rev., 4.00%, 11/01/2049	100	88
New Hope Cultural Education Facilities Finance Corporation, Series A, Rev., 4.00%, 08/15/2040	3,400	3,325
New Hope Higher Education Finance Corp., Texas Christian University Project
Rev., 5.00%, 03/15/2043	2,125	2,324
Rev., 5.00%, 03/15/2044	2,090	2,267
Newark Higher Education Finance Corp., Austin Achieve Public Schools, Rev., PSF-GTD, 5.00%, 06/15/2038	1,365	1,471
North East Independent School District, GO, PSF-GTD, 3.75%, 08/01/2049 (z)	1,500	1,513
North Fort Bend Water Authority, Rev., BAM, 5.00%, 12/15/2026	1,520	1,536
North Texas Higher Education Authority, Inc.
Rev., AMT, 4.13%, 06/01/2045	4,140	4,046
Rev., AMT, 4.50%, 06/01/2046	2,915	2,928

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)

Texas — continued
Rev., AMT, 5.00%, 06/01/2031	800	840
Rev., AMT, 5.00%, 06/01/2032	500	527
Rev., AMT, 5.00%, 06/01/2033	390	417
North Texas Municipal Water District Water System Revenue, Rev., 3.00%, 09/01/2041	575	505
North Texas Municipal Water District, Upper East Fork Wastewater Interceptor System, Rev., 4.50%, 06/01/2054	3,000	3,011
North Texas Tollway Authority
Rev., Zero Coupon, 01/01/2035	10,000	7,500
Rev., 5.00%, 01/01/2031	3,000	3,278
Rev., 5.00%, 01/01/2035	3,250	3,638
Rev., 5.25%, 01/01/2044	3,225	3,561
North Texas Tollway Authority, Capital Appreciation, First Tier, Rev., Zero Coupon, 01/01/2030	1,500	1,354
North Texas Tollway Authority, First Tier Bonds
Series A, Rev., 4.00%, 01/01/2035	2,000	2,029
Series A, Rev., 5.00%, 01/01/2037	1,500	1,631
Series A, Rev., 5.00%, 01/01/2040	4,000	4,298
North Texas Tollway Authority, Second Tier
Rev., 4.25%, 01/01/2049	4,000	3,842
Rev., 5.00%, 01/01/2048	2,335	2,369
Series B, Rev., 4.00%, 01/01/2035	2,100	2,150
Series B, Rev., 4.00%, 01/01/2036	1,000	1,019
Series B, Rev., 4.00%, 01/01/2037	1,000	1,015
Series B, Rev., 5.00%, 01/01/2033	1,000	1,010
Northside Independent School District, GO, PSF-GTD, 3.55%, 06/01/2050 (z)	4,000	4,052
Northwest Independent School District
GO, PSF-GTD, 5.00%, 02/15/2040	1,000	1,077
GO, PSF-GTD, 5.00%, 02/15/2041	2,225	2,466
GO, PSF-GTD, 5.00%, 02/15/2055	10,000	10,419
GO, PSF-GTD, 5.25%, 02/15/2055	3,820	4,067
Series A, GO, PSF-GTD, 5.00%, 02/15/2036	1,000	1,095
Odessa Junior College District, Consolidated Fund, Rev., 4.00%, 07/01/2026	1,015	1,015
Pasadena Independent School District, GO, PSF-GTD, 5.00%, 02/15/2047	2,000	2,079
Pecos Barstow Toyah Independent School District
GO, PSF-GTD, 5.00%, 02/15/2027	300	304
GO, PSF-GTD, 5.00%, 02/15/2039	500	527
Permanent University Fund — Texas A&M University System, Board of Regents, Rev., 5.00%, 07/01/2042	1,695	1,824
Permanent University Fund — Texas A&M University System, Board of Regents, Rev., 5.00%, 07/01/2039	1,500	1,629
Permanent University Fund — University of Texas System, Series A, Rev., 5.00%, 07/01/2034	1,280	1,466

SEE NOTES TO FINANCIAL STATEMENTS.

230	SIX CIRCLES TRUST	JUNE 30, 2026

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
Texas — continued
Plano Independent School District, GO, 5.00%, 02/15/2027	650	660
Port Authority of Houston of Harris County Texas
Rev., 5.00%, 10/01/2026	850	855
Rev., 5.00%, 10/01/2028	1,250	1,316
Rev., 5.00%, 10/01/2029	1,250	1,341
Port Authority of Houston of Harris County Texas, First Lien, Rev., 5.00%, 10/01/2048	8,500	8,890
Port Beaumont Navigation District, Jefferson Gulf Coast Energy
Rev., AMT, 2.00%, 01/01/2027 (e)	550	539
Rev., AMT, 2.25%, 01/01/2029 (e)	800	729
Rev., AMT, 2.88%, 01/01/2041 (e)	120	88
Port of Beaumont Industrial Development Authority, Taxable Jefferson Gulf Coast Energy, Rev., 4.10%, 01/01/2028 (e)	8,000	7,329
Port of Beaumont Navigation District, Rev., AMT, 5.00%, 01/01/2039 (e)	7,000	6,840
Port of Beaumont Navigation District, Jefferson Gulf Coast Energy, Rev., AMT, 5.13%, 01/01/2044 (e)	4,750	4,667
Port of Beaumont Navigation District, Taxable Jefferson Gulf Coast, Rev., 10.00%, 07/01/2026 (e)	4,000	4,000
Prosper Independent School District
Series A, GO, PSF-GTD, 5.00%, 02/15/2030	25	27
Series A, GO, PSF-GTD, 5.00%, 02/15/2038	1,000	1,119
RBC Municipal Products, Inc. Trust, Floaters, Series 2026-G-145, Rev., BAM, LOC: Royal Bank of Canada, LIQ: Royal Bank of Canada, 2.70%, 02/15/2033 (e) (z)	4,390	4,390
Red River Education Finance Corp., Rev., 5.00%, 03/15/2035	1,430	1,635
Richardson Independent School District
GO, PSF-GTD, 5.00%, 02/15/2028	1,400	1,456
GO, PSF-GTD, 5.00%, 02/15/2039	3,370	3,805
Rockwall Independent School District, GO, PSF-GTD, 5.00%, 02/15/2027	1,335	1,355
Round Rock Independent School District
Series A, GO, PSF-GTD, 5.00%, 08/01/2030	1,180	1,262
Series A, GO, PSF-GTD, 5.00%, 08/01/2044 (z)	10,000	10,837
Series C, GO, PSF-GTD, 5.00%, 08/01/2027	1,000	1,028
Royse City Independent School District, GO, PSF-GTD, 5.00%, 02/15/2039	1,000	1,093
San Angelo Independent School District
GO, PSF-GTD, 5.00%, 02/15/2042	5,500	6,009
GO, PSF-GTD, 5.00%, 02/15/2043	9,010	9,802

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)

Texas — continued
San Antonio Education Facilities Corp., University of The Incarnate Word
Rev., 4.00%, 04/01/2038	2,065	1,951
Rev., 4.00%, 04/01/2041	1,000	916
San Antonio Water System
Series 2013F, Rev., 1.00%, 05/01/2043 (z)	6,000	5,956
Series A, Rev., 5.00%, 05/15/2034	2,375	2,461
Series C, Rev., 5.00%, 05/15/2046	6,670	6,911
San Antonio Water System, Junior Lien
Series A, Rev., 5.00%, 05/15/2030	1,665	1,809
Series A, Rev., 5.00%, 05/15/2043	3,500	3,586
San Antonio Water System, Ordinate Bonds, Series D, Rev., VRDO, 2.60%, 07/01/2026 (z)	10,000	10,000
San Marcos Consolidated Independent School District
GO, PSF-GTD, 5.00%, 08/15/2027	1,830	1,881
GO, PSF-GTD, 5.00%, 08/15/2040	2,000	2,187
Sherman Independent School District
GO, PSF-GTD, 5.00%, 02/15/2036	1,335	1,520
GO, PSF-GTD, 5.00%, 02/15/2037	1,000	1,131
Series B, GO, PSF-GTD, 5.00%, 02/15/2053	2,000	2,073
Socorro Independent School District, GO, PSF-GTD, 4.00%, 08/15/2040	2,575	2,584
Southwest Independent School District, GO, PSF-GTD, 5.00%, 02/01/2027	410	416
Spring Branch Independent School District
GO, PSF-GTD, 5.00%, 02/01/2043	1,250	1,371
GO, PSF-GTD, 5.00%, 02/01/2044	1,625	1,771
Spring Independent School District
GO, 5.00%, 08/15/2030	600	651
GO, PSF-GTD, 5.25%, 08/15/2044	5,000	5,571
GO, PSF-GTD, 5.25%, 08/15/2046	12,500	13,721
Stanton Independent School District, GO, PSF-GTD, 5.00%, 02/15/2037	1,100	1,221
State of Texas
GO, 5.00%, 10/01/2042	6,170	6,861
Series B, GO, 4.00%, 08/01/2030	60	60
State of Texas, Public Finance Authority, GO, 5.00%, 10/01/2026	1,000	1,006
State of Texas, Texas Veterans Land Board, GO, VRDO, 0.00%, 07/07/2026 (z)	15,000	15,000
State of Texas, Transportation Commission Mobility Fund, GO, 5.00%, 10/01/2028	4,480	4,725
Tarrant County Cultural Education Facilities Finance Corp.
Rev., VRDO, LOC: TD Bank NA, 2.35%, 07/01/2026 (z)	13,400	13,400
Rev., 5.00%, 07/01/2038	5,000	5,173
Rev., 5.00%, 11/15/2051 (z)	26,710	29,719
Tarrant County Cultural Education Facilities Finance Corp., Baylor Scott & White Health Project, Rev., 5.50%, 11/15/2047	12,415	13,274

SEE NOTES TO FINANCIAL STATEMENTS.

JUNE 30, 2026	SIX CIRCLES TRUST	231

Six Circles Tax Aware Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JUNE 30, 2026 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
Texas — continued
Tarrant County Cultural Education Facilities Finance Corp., Baylor Scott And White Health, Rev., 5.00%, 11/15/2052 (z)	1,890	2,025
Tarrant County Cultural Education Facilities Finance Corp., Baylor Scott and White Health Project
Rev., 5.00%, 11/15/2028	500	526
Rev., 5.00%, 11/15/2029	700	750
Rev., 5.00%, 11/15/2036	2,500	2,852
Rev., 5.00%, 11/15/2042	2,900	3,194
Rev., 5.00%, 11/15/2055 (z)	5,000	5,418
Tarrant County Cultural Education Facilities Finance Corp., Methodist Hospitals of Dallas
Rev., 4.00%, 10/01/2041	1,975	1,962
Rev., 5.00%, 10/01/2030	1,000	1,090
Rev., 5.00%, 10/01/2041	2,200	2,432
Rev., 5.00%, 10/01/2043	3,000	3,284
Rev., 5.00%, 10/01/2045	3,345	3,599
Tarrant County Cultural Education Facilities Finance Corp., Texas Health Resources, Rev., 5.00%, 02/15/2041	5,000	5,009
Tarrant County Cultural Education Facilities Finance Corp., Texas Health Resources System, Obligated Group, Series A, Rev., 5.00%, 02/15/2047	6,880	6,889
Tarrant Regional Water District Water Supply System Revenue, Rev., 5.00%, 03/01/2036	3,500	3,932
Tender Option Bond Trust Receipts/Certificates
Series 2024-XG0585, Rev., LOC: Barclays Bank plc, LIQ: Barclays Bank plc, 3.25%, 07/01/2064 (e) (z)	24,075	24,075
Series 2025-XF3424, GO, PSF-GTD, LIQ: Barclays Bank plc, 2.70%, 02/15/2055 (e) (z)	2,250	2,250
Tender Option Bond Trust Receipts/Certificates, Floaters, Series 2025-YX1401, GO, LIQ: Barclays Bank plc, 2.70%, 02/15/2047 (e) (z)	7,410	7,410
Terrell Independent School District
GO, PSF-GTD, 5.00%, 08/01/2039	1,000	1,125
GO, PSF-GTD, 5.00%, 08/01/2040	1,000	1,116
GO, PSF-GTD, 5.00%, 08/01/2041	1,000	1,101
Texas A&M University
Rev., 5.00%, 05/15/2036	5,000	5,661
Rev., 5.00%, 05/15/2037	1,000	1,125
Rev., 5.00%, 05/15/2042	4,830	5,297
Texas A&M University, Financing System, Series B, Rev., 4.00%, 05/15/2043	20,595	20,594
Texas Department of Housing & Community Affairs
Rev., GNMA COLL, 6.00%, 07/01/2054	1,935	2,125
Series A, Rev., GNMA COLL, 4.00%, 03/01/2050	235	237

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)

Texas — continued
Series B, Rev., GNMA COLL, 6.00%, 03/01/2053	485	528
Series C, Rev., GNMA COLL, 6.00%, 03/01/2054	2,890	3,157
Texas Department of Housing & Community Affairs, Social Bonds, Series A, Rev., GNMA, 3.00%, 01/01/2052	1,545	1,524
Texas Department of Housing & Community Affairs, Sustainable Bond, Series B, Rev., GNMA COLL, 5.75%, 01/01/2053	810	872
Texas Department of Housing and Community Affairs, Series B, Rev., GNMA COLL, 4.90%, 07/01/2045	2,990	3,109
Texas Municipal Gas Acquisition & Supply Corp. III
Rev., 5.00%, 12/15/2030	3,300	3,475
Rev., 5.00%, 12/15/2031	2,000	2,115
Texas Municipal Gas Acquisition & Supply Corp. IV
Series A, Rev., 5.50%, 01/01/2054 (z)	14,135	14,974
Series B, Rev., 5.50%, 01/01/2054 (z)	9,795	10,707
Texas Municipal Gas Acquisition & Supply Corp. V, Rev., 5.00%, 04/01/2036	15,655	16,558
Texas Municipal Gas Acquisition & Supply Corporation V, Rev., 5.00%, 01/01/2055 (z)	5,835	6,223
Texas Municipal Gas Acquisition & Supply Corporation VI, Rev., 5.00%, 01/01/2036	5,500	5,824
Texas Municipal Gas Acquisition and Supply Corp. I, Series D, Rev., 6.25%, 12/15/2026	2,840	2,881
Texas Municipal Power Agency, Rev., 3.00%, 09/01/2038	500	445
Texas Private Activity Bond Surface Transportation Corp., Rev., AMT, 5.00%, 06/30/2058	34,665	34,179
Texas Private Activity Bond Surface Transportation Corp., LBJ Infrastructure Group
Rev., 4.00%, 12/31/2030	3,970	4,063
Rev., 4.00%, 06/30/2033	1,000	1,015
Texas Private Activity Bond Surface Transportation Corp., Senior Lien Bond
Rev., AMT, 5.38%, 06/30/2037	1,750	1,848
Rev., AMT, 5.38%, 06/30/2038	3,955	4,170
Rev., AMT, 5.50%, 06/30/2041	4,175	4,391
Rev., AMT, 5.50%, 06/30/2043	2,750	2,886
Texas Private Activity Bond Surface Transportation Corp., Senior Lien North Tarrant Express Project, Rev., AMT, 5.50%, 12/31/2058	7,000	7,293
Texas State Affordable Housing Corp., Norman Commons, Rev., 3.63%, 01/01/2045 (z)	565	567

SEE NOTES TO FINANCIAL STATEMENTS.

232	SIX CIRCLES TRUST	JUNE 30, 2026

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
Texas — continued
Texas State University System, Rev., 5.00%, 03/15/2041	2,550	2,803
Texas Transportation Commission
GO, 5.00%, 04/01/2037	6,000	6,902
GO, 5.00%, 04/01/2038	9,375	10,709
GO, 5.00%, 04/01/2040	5,000	5,643
GO, 5.00%, 04/01/2042	4,000	4,475
Texas Transportation Commission State Highway 249 System, First Tier Toll State Highway Rev., 5.00%, 08/01/2057	1,950	1,957
Texas Transportation Finance Corp.
Rev., 5.00%, 10/01/2038	3,500	3,929
Rev., 5.00%, 10/01/2042	1,750	1,931
Rev., 5.00%, 10/01/2044	1,955	2,139
Rev., 5.25%, 10/01/2050	38,000	40,897
Texas Water Development Board
Rev., 4.00%, 10/15/2035	4,000	4,001
Rev., 4.00%, 10/15/2043	5,400	5,308
Rev., 4.25%, 10/15/2041	2,000	2,072
Rev., 5.00%, 08/01/2026	2,250	2,254
Rev., 5.00%, 10/15/2033	2,250	2,561
Rev., 5.00%, 10/15/2037	4,400	5,014
Rev., 5.00%, 10/15/2038	8,740	9,904
Rev., 5.00%, 10/15/2040	7,535	8,450
Series A, Rev., 5.00%, 10/15/2028	115	121
Series A, Rev., 5.00%, 10/15/2038	1,900	2,129
Texas Water Development Board, Master Trust
Rev., 4.00%, 10/15/2033	1,000	1,038
Series A, Rev., 4.25%, 10/15/2051	2,890	2,805
Series A, Rev., 4.38%, 10/15/2054	3,835	3,750
Series A, Rev., 4.38%, 10/15/2059	1,610	1,557
Series A, Rev., 5.00%, 10/15/2039	3,000	3,346
Texas Water Development Board, Revolving Fund
Rev., 4.00%, 08/01/2038	500	508
Rev., 5.00%, 08/01/2028	765	804
Series A, Rev., 5.00%, 10/15/2028	100	105
Texas Water Development Board, State Revolving Fund
Rev., 4.00%, 08/01/2037	2,015	2,056
Rev., 5.00%, 08/01/2027	2,835	2,917
Texas Water Development Board, State Water Implementation Fund
Rev., 3.00%, 10/15/2033	2,000	1,973
Rev., 5.00%, 10/15/2030	1,745	1,834
Series A, Rev., 4.00%, 10/15/2033	1,900	1,919
Series A, Rev., 5.00%, 10/15/2030	500	501
Series A, Rev., 5.00%, 10/15/2047	2,480	2,512
Series B, Rev., 5.00%, 04/15/2049	11,535	11,788
Texas Water Development Board, State Water Implementation Revenue, Rev., 5.25%, 10/15/2046	2,000	2,006
Tomball Independent School District, GO, PSF-GTD, 4.00%, 02/15/2045	3,830	3,787

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)

Texas — continued
Travis County Housing Finance Corp., Airport Gateway Apartments, Rev., 4.13%, 06/01/2045 (z)	190	190
Trinity River Authority Central Regional Wastewater System Revenue
Rev., 5.00%, 08/01/2029	1,500	1,605
Rev., 5.00%, 08/01/2030	1,745	1,862
Trinity River Authority Denton Creek Wastewater Treatment System Revenue, Rev., 5.00%, 02/01/2036	2,710	3,101
Trinity River Public Facility Corp., Hughes House II Project, Series A, Rev., 5.00%, 06/01/2044 (w)	3,000	3,125
University of Houston
Series A, Rev., 5.00%, 02/15/2031	5,000	5,483
Series A, Rev., 5.00%, 02/15/2034	2,000	2,207
Series A, Rev., 5.00%, 02/15/2035	4,050	4,650
Series A, Rev., 5.00%, 02/15/2036	4,000	4,563
Series A, Rev., 5.00%, 02/15/2037	3,280	3,719
Series A, Rev., 5.00%, 02/15/2039	1,425	1,598
Series A, Rev., 5.00%, 02/15/2041	2,000	2,144
University of Texas, Series C, Rev., 5.00%, 08/15/2028	100	105
Upper Trinity Regional Water District, Rev., BAM, 4.25%, 08/01/2049	1,500	1,460
Uptown Development Authority
Tax Allocation, 4.00%, 09/01/2033	400	392
Tax Allocation, 4.00%, 09/01/2035	995	959
Victory Street Public Facility Corp., Rev., 3.15%, 01/01/2047 (z)	3,540	3,550
Waco Educational Finance Corp., Baylor University Issue
Rev., 5.00%, 03/01/2035	1,500	1,620
Series A, Rev., 4.00%, 03/01/2036	750	760
Waller Consolidated Independent School District
GO, BAM, 5.00%, 02/15/2040	2,800	3,019
GO, PSF-GTD, 5.00%, 02/15/2041	2,000	2,206
GO, BAM, 5.00%, 02/15/2042	6,550	7,001
GO, PSF-GTD, 5.00%, 02/15/2042	2,500	2,745
GO, PSF-GTD, 5.00%, 02/15/2043	4,000	4,376
Waxahachie Independent School District
GO, PSF-GTD, 4.00%, 02/15/2049	2,500	2,368
GO, PSF-GTD, 4.25%, 02/15/2053	1,670	1,618
GO, PSF-GTD, 5.00%, 02/15/2028	1,250	1,301
GO, PSF-GTD, 5.00%, 02/15/2029	1,370	1,452
GO, PSF-GTD, 5.00%, 02/15/2035	1,135	1,275
GO, PSF-GTD, 5.00%, 02/15/2040	1,000	1,103
GO, PSF-GTD, 5.00%, 02/15/2041	1,000	1,099
GO, PSF-GTD, 5.00%, 02/15/2042	1,000	1,094
GO, PSF-GTD, 5.00%, 02/15/2043	1,500	1,629
GO, PSF-GTD, 5.00%, 02/15/2044	900	971
Weslaco Independent School District, GO, PSF-GTD, 5.00%, 02/15/2040	500	550

SEE NOTES TO FINANCIAL STATEMENTS.

JUNE 30, 2026	SIX CIRCLES TRUST	233

Six Circles Tax Aware Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JUNE 30, 2026 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
Texas — continued
Whitesboro Independent School District, GO, PSF-GTD, 5.00%, 02/15/2028	550	572
Wink-Loving Independent School District, GO, PSF-GTD, 5.00%, 02/15/2027	1,295	1,315

		2,127,523

Utah — 0.8%
City of Salt Lake City Airport Revenue
Series A, Rev., AMT, 5.00%, 07/01/2037	5,000	5,309
Series A, Rev., AMT, 5.00%, 07/01/2046	5,000	5,142
Series A, Rev., AMT, 5.00%, 07/01/2047	2,560	2,571
Series A, Rev., AMT, 5.25%, 07/01/2040	2,400	2,622
Series A, Rev., AMT, 5.25%, 07/01/2041	1,000	1,088
Series A, Rev., AMT, 5.25%, 07/01/2042	2,750	2,979
Series A, Rev., AMT, 5.25%, 07/01/2048	2,750	2,868
County of Utah UT, Series A, Rev., 5.00%, 05/15/2050	3,000	3,056
County of Utah, IHC Health Services, Inc.
Series A, Rev., 4.00%, 05/15/2043	2,000	1,949
Series A, Rev., 4.00%, 05/15/2045	10,020	9,489
Series B, Rev., 5.00%, 05/15/2060 (z)	625	626
Deseret Public Infrastructure District No. 2, Deseret Assessment Area No. 1, Special Assessment, 6.13%, 12/01/2046 (e)	1,200	1,232
Downtown Daybreak Public Infrastructure District No. 1, Tax Allocation, 5.63%, 03/01/2046 (e)	1,125	1,156
Downtown East Streetcar Sewer Public Infrastructure District, Senior Lien
Series A, GO, 5.75%, 03/01/2042 (e)	1,000	1,010
Series A, GO, 6.00%, 03/01/2053 (e)	1,415	1,409
Downtown Revitalization Public Infrastructure District
Rev., 5.00%, 07/15/2035 (e)	1,425	1,429
Rev., 5.00%, 06/01/2036	1,650	1,769
Rev., 5.00%, 06/01/2037	1,700	1,816
Rev., 5.00%, 06/01/2038	1,650	1,758
Rev., 5.00%, 06/01/2039	2,300	2,443
Rev., 5.25%, 06/01/2041	1,425	1,602
Rev., 5.25%, 06/01/2042	3,000	3,367
Rev., 5.25%, 06/01/2043	545	609
Rev., 5.50%, 06/01/2050	9,170	10,012
Firefly Public Infrastructure District No. 1 Assessment Area No. 1, Special Assessment, 5.63%, 12/01/2043 (e)	475	492
Intermountain Power Agency, Series A, Rev., 5.00%, 07/01/2030	500	542

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)

Utah — continued
Mida Cormont Public Infrastructure District
GO, 0.00%, 06/01/2055 (e)	500	442
Series A1, GO, 6.25%, 06/01/2055 (e)	1,000	1,061
MIDA Mountain Village Public Infrastructure District, Series 1, Tax Allocation, 5.50%, 06/01/2055 (e)	1,000	1,020
Mida Mountain Village Public Infrastructure District, Subordinate, Series 2, Tax Allocation, 5.75%, 06/15/2044 (e)	3,295	3,452
Point Phase 1 Public Infrastructure District No. 1, Series A1, Rev., 5.88%, 03/01/2045	1,250	1,320
Provo School District, GO, SCH BD GTY, 5.00%, 06/15/2028	2,000	2,095
Red Bridge Public Infrastructure District No. 1, Senior Infrastructure District, Series 1A, GO, 3.63%, 02/01/2035 (e)	592	525
Resort Core Public Infrastructure District No. 1, Senior Bonds
Series A1, GO, 5.00%, 03/01/2041 (e)	2,240	2,284
Series A1, GO, 5.38%, 03/01/2046 (e)	4,930	4,995
Series A1, GO, 5.63%, 03/01/2051 (e)	1,300	1,321
Resort Core Public Infrastructure District No. 1, Senior Bonds Convertible CABs, Series A2, GO, 0.00%, 03/01/2057	1,400	1,090
State of Utah
GO, 3.00%, 07/01/2034	2,000	2,001
Series B, GO, 5.00%, 07/01/2029	100	106
Timpanogos Special Service District, Rev., 5.00%, 06/01/2054	11,150	11,614
University of Utah (The), Series A, Rev., 5.00%, 08/01/2039	1,505	1,530
University of Utah, Board of Regents, Series A, Rev., 4.00%, 08/01/2040	1,750	1,750
Utah Housing Corp.
Rev., 3.18%, 07/01/2045 (z)	1,500	1,505
Rev., GNMA/FNMA/FHLMC, 4.60%, 07/01/2044	2,190	2,202
Rev., GNMA/FNMA/FHLMC, 6.00%, 07/01/2054	1,620	1,776
Rev., GNMA/FNMA/FHLMC, 6.25%, 07/01/2055	2,465	2,733
Series A, Rev., GNMA/FNMA/FHLMC, 6.50%, 01/01/2054	1,205	1,305
Series C, Rev., GNMA/FNMA/FHLMC, 4.45%, 01/01/2044	1,350	1,357
Series C, Rev., GNMA/FNMA/FHLMC, 4.65%, 01/01/2049	1,840	1,841
Series C, Rev., GNMA/FNMA/FHLMC, 6.00%, 07/01/2054	1,785	1,950
Series I, Rev., GNMA/FNMA/FHLMC, 6.25%, 07/01/2055	4,480	4,987
Series J, Rev., GNMA/FNMA/FHLMC, 6.50%, 07/01/2055	5,000	5,685

SEE NOTES TO FINANCIAL STATEMENTS.

234	SIX CIRCLES TRUST	JUNE 30, 2026

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
Utah — continued
Utah Housing Corp., The Cooperative 1881, Rev., 2.65%, 03/01/2045 (z)	915	907
Utah Municipal Power Agency, Rev., 5.00%, 07/01/2038	8,900	8,903
Utah Telecommunication Open Infrastructure Agency
Rev., 5.00%, 06/01/2027	130	133
Rev., 5.00%, 06/01/2031	210	231
Rev., 5.25%, 06/01/2035	700	779
Rev., 5.25%, 06/01/2037	2,250	2,483
Utah Transit Authority, Rev., 5.00%, 12/15/2043	950	1,054
Utah Transit Authority, Subordinated, Rev., 5.00%, 06/15/2038	7,000	7,855

		152,637

Vermont — 0.1%
Vermont Housing Finance Agency
Rev., GNMA/FNMA/FHLMC, 4.45%, 11/01/2044	2,031	2,041
Series A, Rev., GNMA/FNMA/FHLMC, 4.00%, 11/01/2049	140	142
Vermont Municipal Bond Bank, Vermont State Colleges System, Series A, Rev., 4.00%, 10/01/2034	250	256
Vermont Student Assistance Corp.
Rev., AMT, 4.13%, 06/15/2036	370	366
Rev., AMT, 4.25%, 06/15/2037	630	630
Rev., AMT, 4.38%, 06/15/2038	555	552
Rev., AMT, 4.50%, 06/15/2039	595	594
Rev., AMT, 5.25%, 06/15/2030	600	634
Rev., AMT, 5.25%, 06/15/2031	700	746
Rev., AMT, 5.25%, 06/15/2032	950	1,019
Series A, Rev., AMT, 2.38%, 06/15/2039	315	291
Series A, Rev., AMT, 3.38%, 06/15/2036	145	136
Vermont Student Assistance Corporation
Series A, Rev., AMT, 5.00%, 06/15/2037	1,800	1,847
Series A, Rev., AMT, 5.00%, 06/15/2038	1,310	1,325
Series A, Rev., AMT, 5.00%, 06/15/2039	1,250	1,260
Series A, Rev., AMT, 5.13%, 06/15/2040	1,215	1,225
Series A, Rev., AMT, 5.25%, 06/15/2041	1,100	1,107

		14,171

Virgin Islands — 0.1%
Matching Fund Special Purpose Securitization Corp., Series A, Rev., 5.00%, 10/01/2028	1,855	1,920
Virgin Islands Hotel Development Financing Corp., Rev., 5.75%, 02/01/2045	4,600	4,695

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)

Virgin Islands — continued
Virgin Islands Hotel Development Financing Corp., Frenchman’s Reef Hotel, Rev., 6.00%, 12/01/2055	3,500	3,555

		10,170

Virginia — 1.9%
Alexandria Redevelopment & Housing Authority, Rev., HUD, 3.20%, 12/01/2054 (z)	1,055	1,056
Arlington County Industrial Development Authority, Rev., 3.10%, 12/01/2055 (z)	670	670
Chesapeake Bay Bridge & Tunnel District, Rev., 5.00%, 07/01/2046	2,930	2,930
Chesapeake Bay Bridge & Tunnel District, First Tier General Resolution, Rev., 5.00%, 07/01/2051	4,000	4,000
City of Virginia Beach
Series A, GO, 5.00%, 08/01/2027	7,335	7,541
Series A, GO, 5.00%, 08/01/2028	7,085	7,459
Series B, GO, 5.00%, 08/01/2027	12,595	12,949
Series B, GO, 5.00%, 08/01/2028	9,230	9,718
Commonwealth of Virginia, Series B, GO, 5.00%, 06/01/2027	1,000	1,002
County of Fairfax
Series A, GO, 5.00%, 10/01/2033	5,250	6,031
Series A, GO, 5.00%, 10/01/2034	11,975	13,903
Series B, GO, 5.00%, 10/01/2027	9,270	9,564
County of Fairfax Sewer Revenue, Series A, Rev., 5.00%, 07/15/2037	685	777
Fairfax County Industrial Development Authority, Rev., 4.00%, 05/15/2048	20,615	19,313
Fairfax County Industrial Development Authority, Inova Health System Project, Rev., 5.00%, 05/15/2029	2,000	2,130
Fairfax County Redevelopment & Housing Authority, Dominion Square North Project, Rev., 5.00%, 01/01/2045 (z)	1,700	1,734
Halifax County Industrial Development Authority, Rev., 3.80%, 12/01/2041 (z)	1,000	1,009
Hampton Roads Sanitation District
Series A, Rev., 5.00%, 11/01/2036	1,000	1,143
Series A, Rev., 5.00%, 11/01/2037	1,600	1,818
Series A, Rev., 5.00%, 11/01/2038	1,500	1,693
Hampton Roads Transportation Accountability Commission, Series A, Rev., BAN, 5.00%, 07/01/2027	6,310	6,466
Hampton Roads Transportation Accountability Commission, Senior Lien
Series A, Rev., BAN, 5.00%, 07/01/2026 (p)	25,295	25,295
Series A, Rev., TRAN, 5.00%, 07/01/2038 (p)	1,000	1,038
Series A, Rev., 5.00%, 07/01/2039	2,100	2,247
Henrico County Economic Development Authority, Rev., 5.00%, 11/01/2035	7,105	8,072

SEE NOTES TO FINANCIAL STATEMENTS.

JUNE 30, 2026	SIX CIRCLES TRUST	235

Six Circles Tax Aware Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JUNE 30, 2026 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
Virginia — continued
Henrico County Economic Development Authority, Westminster Canterbury Richmond, Rev., 5.00%, 10/01/2052	1,530	1,530
Isle of Wight County Economic Development Authority, Riverside Health System
Rev., 5.00%, 07/01/2036	750	827
Rev., 5.00%, 07/01/2037	500	548
Rev., 5.25%, 07/01/2043	1,620	1,760
Rev., 5.25%, 07/01/2053	5,000	5,174
Isle Wight County Industrial Development Authority, Rev., 5.25%, 07/01/2048	3,000	3,145
James City County Economic Development Authority, Williamsburg Landing, Series A, Rev., 4.00%, 12/01/2035	150	149
Lynchburg Economic Development Authority, Centra Health Obligated Group
Rev., 5.00%, 01/01/2040	6,490	7,112
Rev., 5.25%, 01/01/2044	2,750	3,022
Rev., 5.25%, 01/01/2046	2,340	2,526
Rev., 5.25%, 01/01/2047	2,275	2,435
Rev., 5.50%, 01/01/2051	2,750	2,965
Lynchburg Economic Development Authority, Centra Health Obligation Group
Rev., 3.00%, 01/01/2051	4,750	3,468
Rev., 5.00%, 01/01/2029	700	735
Norfolk Airport Authority, Rev., 5.00%, 07/01/2038	1,175	1,227
Norfolk Redevelopment & Housing Authority, Fort Norfolk Retirement Community Harbor, Rev., 4.38%, 01/01/2039	1,400	1,373
Roanoke Economic Development Authority, Carilion Clinic Obligation Group, Rev., 5.00%, 07/01/2047	2,000	2,226
Tender Option Bond Trust Receipts/Certificates, Series 2024-BAML6038, Rev., AMT, LOC: Bank of America NA, LIQ: Bank of America NA, 3.15%, 08/31/2027 (e) (z)	15,120	15,120
Tender Option Bond Trust Receipts/Certificates, Floaters Series 2025 Xf3444, Rev., LIQ: Morgan Stanley, 2.75%, 06/01/2052 (e) (z)	3,870	3,870
Virginia Beach Development Authority, Temps 50Sm Westminster Canterbury, Rev., 5.38%, 09/01/2029	2,000	2,006
Virginia Beach Development Authority, Westminster Canterbury, Rev., 5.00%, 09/01/2044	2,215	2,224
Virginia Beach Development Authority, Westminster Canterbury on Chesapeake Bay, Rev., 6.50%, 09/01/2043	3,300	3,660
Virginia College Building Authority
Rev., 4.00%, 02/01/2036	12,500	12,539
Series A, Rev., 4.00%, 02/01/2034	3,500	3,554

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)

Virginia — continued
Virginia College Building Authority, 21st Century College & Equipment
Rev., 4.00%, 02/01/2044	5,000	4,910
Rev., 5.00%, 02/01/2028	1,000	1,040
Virginia College Building Authority, 21st Century College & Equipment Programs, Rev., 5.00%, 02/01/2027	1,000	1,014
Virginia College Building Authority, 21st Century College and Equipment
Rev., 4.00%, 02/01/2040	1,815	1,827
Rev., 5.00%, 02/01/2029	1,000	1,061
Rev., 5.00%, 02/01/2033	3,750	4,028
Virginia College Building Authority, Marymount University Project, Series A, Rev., 5.00%, 07/01/2045 (e)	1,000	769
Virginia Commonwealth Transportation Board, Grant Anticipation Revenue, Rev., 5.00%, 09/15/2040	1,350	1,531
Virginia Commonwealth University Health System Authority, Rev., VRDO, LOC: TD Bank NA, 2.60%, 07/01/2026 (z)	14,400	14,400
Virginia Housing Development Authority
Rev., 4.40%, 10/01/2044	1,000	1,001
Rev., 4.70%, 07/01/2040	930	968
Series E1, Rev., 4.35%, 10/01/2044	685	692
Series E, Rev., 4.50%, 07/01/2045	735	731
Virginia Port Authority, Series B, Rev., AMT, 5.00%, 07/01/2045 (p)	5,000	5,000
Virginia Public Building Authority, Rev., 5.00%, 08/01/2034	4,000	4,602
Virginia Public Building Authority, Bidding Group 1, Series A, Rev., 5.00%, 08/01/2033	1,000	1,122
Virginia Public School Authority, Series B, Rev., 5.00%, 08/01/2052	3,670	3,808
Virginia Resources Authority, Virginia Pooled Financing, Rev., 5.00%, 11/01/2028	1,510	1,597
Virginia Resources Authority, Virginia Pooled Financing Program, Rev., 5.00%, 11/01/2028	1,000	1,057
Virginia Small Business Financing Authority, National Senior Campuses, Series A, Rev., 5.00%, 01/01/2032	1,565	1,639
Virginia Small Business Financing Authority, Senior Lien 95 Express
Rev., AMT, 5.00%, 07/01/2032	400	430
Rev., AMT, 5.00%, 07/01/2033	2,320	2,487
Rev., AMT, 5.00%, 01/01/2036	200	211
Rev., AMT, 5.00%, 07/01/2037	1,000	1,049
Virginia Small Business Financing Authority, Senior Lien Elizabeth River, Rev., AMT, 3.00%, 01/01/2041	4,000	3,369

SEE NOTES TO FINANCIAL STATEMENTS.

236	SIX CIRCLES TRUST	JUNE 30, 2026

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
Virginia — continued
Virginia Small Business Financing Authority, Senior Lien, 495 Hot
Rev., AMT, 5.00%, 06/30/2040	3,735	3,923
Rev., AMT, 5.00%, 06/30/2041	3,470	3,630
Rev., AMT, 5.00%, 12/31/2047	3,000	3,054
Virginia Small Business Financing Authority, Senior Lien, Elizabeth River
Rev., AMT, 3.00%, 01/01/2041	4,740	3,920
Rev., AMT, 4.00%, 01/01/2030	3,125	3,180
Rev., AMT, 4.00%, 01/01/2033	1,500	1,518
Rev., AMT, 4.00%, 01/01/2034	2,250	2,269
Virginia Small Business Financing Authority, Transform 66 P3 Project
Rev., AMT, 5.00%, 12/31/2047	2,575	2,578
Rev., AMT, 5.00%, 12/31/2049	1,415	1,416
Rev., AMT, 5.00%, 12/31/2052	8,425	8,426
Rev., AMT, 5.00%, 12/31/2056	10,750	10,718
Williamsburg Economic Development Authority, Williamsburg Properties LLC
Rev., 4.00%, 07/01/2048	1,245	1,204
Rev., 5.25%, 07/01/2053	5,100	5,358

		344,290

Washington — 3.2%
Chelan County Public Utility District No. 1, Series C, Rev., AMT, 5.00%, 07/01/2026	1,285	1,285
City of Seattle Municipal Light & Power Revenue
Rev., 4.00%, 09/01/2040	1,000	998
Rev., 5.00%, 02/01/2034	1,500	1,716
Rev., 5.00%, 02/01/2035	545	629
Rev., 5.00%, 02/01/2041	1,000	1,117
Series B, Rev., (SIFMA Municipal Swap Index + 0.25%), 2.92%, 05/01/2045 (aa)	1,935	1,929
City of Seattle Municipal Light & Power Revenue, Green Bond, Series A, Rev., 4.00%, 07/01/2040	1,300	1,306
City of Seattle WA Municipal Light & Power Revenue, Series A, Rev., 4.00%, 01/01/2047	10,000	9,609
City of Seattle, Drainage & Wastewater Revenue, Rev., 4.00%, 05/01/2044	945	928
City of Tacoma, Electric System Revenue, Series A, Rev., 4.00%, 01/01/2042	5,460	5,389
Clark County Public Utility District No. 1, Rev., 4.00%, 01/01/2034	665	687
County of Grant, GO, 5.25%, 12/01/2047	1,000	1,057
County of King
GO, 5.00%, 12/01/2042	5,155	5,655
Series A, GO, 5.00%, 12/01/2034	1,335	1,456
Energy Northwest, Series A, Rev., 5.00%, 07/01/2039	1,000	1,114
Energy Northwest Washington, Project 3 Electric Revenue, Series C, Rev., 5.00%, 07/01/2027	100	103

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)

Washington — continued
Energy Northwest, Columbia Generating Station Rev., 5.00%, 07/01/2036	1,000	1,164
Energy Northwest, Columbia Generating Station
Rev., 4.00%, 07/01/2035	5,265	5,265
Rev., 4.00%, 07/01/2042	1,625	1,633
Energy Northwest, Columbia Generating System Series A, Rev., 4.00%, 07/01/2038	5,715	5,715
Fircrest Properties, Sustainable Bonds State of Water, Rev., 5.50%, 06/01/2049	7,070	7,629
Grant County Public Hospital District No. 2, GO, 5.50%, 12/01/2044	900	959
Grant County Public Utility District No. 2 Priest Rapids Hydroelectric Project, Rev., 5.00%, 01/01/2040	1,250	1,367
Grant County Public Utility District No. 2, Priest Rapids Hydroelectric Project, Rev., 2.92%, 01/01/2040	2,000	1,633
Grant County, Public Utility District No. 2, Electric Revenue, Series 2017-O, Rev., 5.00%, 01/01/2047	4,950	5,022
Jefferson County Public Hospital District No. 2, Jefferson Healthcare, Series A, Rev., 6.63%, 12/01/2043	7,500	7,953
King & Snohomish Counties School District No. 417 Northshore
GO, SCH BD GTY, 5.00%, 12/01/2040	2,000	2,218
GO, SCH BD GTY, 5.00%, 12/01/2042	3,855	4,257
King County Housing Authority, Rev., 5.00%, 11/01/2029	1,325	1,390
King County School District No. 401 Highline, GO, SCH BD GTY, 5.00%, 12/01/2041	5,030	5,473
King County School District No. 405 Bellevue
GO, SCH BD GTY, 3.00%, 12/01/2037	5,385	5,085
GO, SCH BD GTY, 3.00%, 12/01/2038	1,925	1,763
GO, SCH BD GTY, 5.00%, 12/01/2043	3,000	3,346
King County School District No. 414 Lake Washington, GO, 5.00%, 12/01/2031	4,500	4,973
Pierce County School District No. 10 Tacoma, GO, SCH BD GTY, 5.00%, 12/01/2048	4,000	4,211
Pierce County School District No. 10 Tacoma, Social Bonds, Series B, GO, SCH BD GTY, 4.00%, 12/01/2042	10,000	9,931
Pierce County Washington School District No. 320 Sumner, GO, SCH BD GTY, 5.00%, 12/01/2039	2,165	2,434
Pierce County, Sumner School District No. 320, GO, SCH BD GTY, 5.00%, 12/01/2040	3,600	4,026
Port of Seattle
Series A, Rev., AMT, 5.00%, 05/01/2036	2,000	2,027
Series B, Rev., AMT, 5.00%, 05/01/2028	4,000	4,161

SEE NOTES TO FINANCIAL STATEMENTS.

JUNE 30, 2026	SIX CIRCLES TRUST	237

Six Circles Tax Aware Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JUNE 30, 2026 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
Washington — continued
Port of Seattle Industrial Development Corp., Special Facilities Delta Airline, Rev., AMT, 5.00%, 04/01/2030	2,000	2,003
Port of Seattle WA
Rev., AMT, 5.00%, 07/01/2028	2,250	2,346
Rev., AMT, 5.00%, 04/01/2029	3,000	3,165
Rev., AMT, 5.00%, 07/01/2031	3,450	3,748
GO, AMT, 5.00%, 06/01/2048	10,000	10,334
Rev., AMT, 5.25%, 07/01/2043	5,000	5,429
Rev., AMT, 5.25%, 07/01/2044	14,000	15,100
Series C, Rev., AMT, 5.25%, 05/01/2042	5,000	5,058
Port of Seattle, Intermediate Lien
Rev., AMT, 5.00%, 08/01/2026	1,000	1,002
Rev., 5.00%, 02/01/2028	900	901
Rev., AMT, 5.00%, 04/01/2028	2,250	2,337
Rev., AMT, 5.00%, 08/01/2028	1,000	1,044
Rev., AMT, 5.00%, 04/01/2030	4,000	4,208
Rev., AMT, 5.00%, 08/01/2031	2,000	2,175
Rev., AMT, 5.00%, 04/01/2032	2,110	2,211
Rev., AMT, 5.00%, 04/01/2044	2,000	2,046
Rev., AMT, 5.00%, 08/01/2046	3,500	3,607
Rev., AMT, 5.00%, 08/01/2047	1,250	1,284
Rev., AMT, 5.50%, 08/01/2047	1,000	1,063
Series C, Rev., AMT, 5.00%, 05/01/2028	1,415	1,441
Series C, Rev., AMT, 5.00%, 05/01/2034	3,455	3,506
Series C, Rev., AMT, 5.00%, 08/01/2034	5,000	5,388
Port of Tacoma, Series A, Rev., AMT, 5.00%, 12/01/2031	1,360	1,484
Skagit County Public Hospital District No. 1, Rev., 5.50%, 12/01/2054	8,640	8,860
Skagit County Public Hospital District No. 1, Improvement Skagit Regional Health, Rev., 5.00%, 12/01/2031	2,145	2,156
Snohomish County Public Utility District No. 1 Electric System Revenue, Series B, Rev., 5.00%, 12/01/2039	2,260	2,552
Spokane County School District No. 81 Spokane, Series C, GO, SCH BD GTY, 5.00%, 12/01/2034	2,000	2,060
State of Washington
GO, 4.00%, 06/01/2043	2,975	2,976
GO, 5.00%, 06/01/2033	3,820	4,343
GO, 5.00%, 06/01/2042	5,000	5,598
GO, 5.00%, 06/01/2050	25,000	26,523
Series 2020A, GO, 5.00%, 08/01/2038	1,500	1,580
Series 2021A, GO, 5.00%, 06/01/2034	1,000	1,081
Series A3, GO, 5.00%, 08/01/2044	1,000	1,071
Series A, GO, 5.00%, 08/01/2036	1,475	1,589
Series A, GO, 5.00%, 08/01/2040	3,890	4,136
Series B, GO, 5.00%, 06/01/2035	4,760	5,123
Series B, GO, 5.00%, 02/01/2042	1,000	1,083
Series B, GO, 5.00%, 06/01/2044	5,000	5,384
Series B, GO, 5.00%, 06/01/2045	2,900	3,101
Series D, GO, 4.00%, 07/01/2033	2,000	2,088

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)

Washington — continued
Series F, GO, AMBAC, Zero Coupon, 12/01/2029	1,000	907
Series R, GO, 5.00%, 02/01/2031	1,000	1,102
Series R, GO, 5.00%, 08/01/2031	750	833
Series R, GO, 5.00%, 08/01/2040	1,545	1,711
Series RC, GO, 5.00%, 08/01/2029	200	205
Series R-2017A, GO, 5.00%, 08/01/2027	1,000	1,002
Series R-2022B, GO, 4.00%, 02/01/2035	500	516
Series R-2022D, GO, 4.00%, 07/01/2028	3,490	3,595
Series R-2023B, GO, 5.00%, 07/01/2037	1,010	1,121
Series R-2024C, GO, 5.00%, 08/01/2034	6,845	7,856
Series R-2024C, GO, 5.00%, 08/01/2039	6,980	7,766
Series R-2025B, GO, 5.00%, 07/01/2026	310	310
Series R-2026A, GO, 5.00%, 07/01/2034	5,595	6,417
Series R-2026A, GO, 5.00%, 07/01/2040	6,285	7,065
State of Washington, Bid Group 1, Series C, GO, 5.00%, 02/01/2028	1,490	1,549
State of Washington, Bid Group 2, Series C, GO, 5.00%, 02/01/2046	7,000	7,475
State of Washington, Bidding Group 1, Series A, GO, 5.00%, 08/01/2034	31,630	36,301
State of Washington, Bidding Group 2, Series A, GO, 5.00%, 08/01/2047	5,000	5,372
State of Washington, MVFT/VRF GO Bonds
Series F, GO, 5.00%, 06/01/2034	4,080	4,477
Series F, GO, 5.00%, 06/01/2038	2,775	3,004
State of Washington, Taxable, Series T3, GO, 4.15%, 08/01/2029	3,555	3,542
State of Washington, Various Purpose, Series A, GO, 5.00%, 08/01/2041	10,000	10,334
Tender Option Bond Trust Receipts/Certificates, Floaters
Series 2026-XF8149, Rev., GNMA/FNMA/FHLMC, LIQ: Royal Bank of Canada, 2.70%, 12/01/2040 (e) (z)	4,540	4,540
Series 2026-XM1368, Rev., GNMA/FNMA/FHLMC, LIQ: Royal Bank of Canada, 2.70%, 12/01/2044 (e) (z)	3,405	3,405
Three Rivers Regional Wastewater Authority, Sustainable Bond
Rev., BAM, 4.00%, 09/01/2042	1,750	1,756
Rev., BAM, 4.00%, 09/01/2043	1,000	1,002
Thurston County School District No. 111 Olympia, GO, SCH BD GTY, 5.00%, 12/01/2026	1,275	1,288

SEE NOTES TO FINANCIAL STATEMENTS.

238	SIX CIRCLES TRUST	JUNE 30, 2026

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
Washington — continued
University of Washington
Rev., 5.00%, 12/01/2040	1,385	1,557
Rev., 5.00%, 04/01/2048	15,000	15,096
Washington Health Care Facilities Authority
Rev., 5.00%, 09/01/2040	805	875
Rev., 5.00%, 09/01/2041	810	876
Rev., 5.00%, 09/01/2042	1,325	1,424
Rev., 5.00%, 09/01/2043	7,350	7,853
Rev., 5.50%, 09/01/2055	5,000	5,315
Washington Health Care Facilities Authority, CommonSpirit Health
Rev., 5.00%, 09/01/2035	2,955	3,298
Rev., 5.00%, 09/01/2036	1,140	1,269
Rev., 5.00%, 09/01/2038	1,270	1,396
Rev., 5.00%, 09/01/2044	3,315	3,514
Series A, Rev., 5.00%, 08/01/2044	5,375	5,501
Washington Health Care Facilities Authority, Multicare Health System, Series B, Rev., 5.00%, 08/15/2037	1,200	1,221
Washington Health Care Facilities Authority, St. Joseph Health Series B, Rev., 5.00%, 10/01/2030	5,000	5,386
Washington Health Care Facilities Authority, Seattle Cancer Care Alliance, Rev., 4.00%, 12/01/2040 (e)	1,510	1,495
Washington Health Care Facilities Authority, Seattle Children’s Hospital, Series A, Rev., 4.00%, 10/01/2045	10,240	9,810
Washington Health Care Facilities Authority, Unrefunded Providence Health, Rev., 5.00%, 10/01/2041	9,500	9,505
Washington Health Care Facilities Authority, Unrefunded Providence Health & Services, Rev., 5.00%, 10/01/2044	4,365	4,367
Washington Health Care Facilities Authority, Virginia Mason Medical Center, Rev., 5.00%, 08/15/2036	5,500	5,588
Washington State Convention Center Public Facilities District, Rev., 5.00%, 07/01/2058	14,400	14,420
Washington State Convention Center Public Facilities District, Subordinated, Rev., 4.00%, 07/01/2058	1,760	1,438
Washington State Convention Center Public Facilities District, Subordinated Sustainable Bond, Rev., 5.00%, 07/01/2032	1,540	1,623
Washington State Housing Finance Commission
Rev., 3.38%, 04/20/2037	2,358	2,212
Rev., 3.50%, 12/20/2035	5,424	5,233
Rev., 4.22%, 03/01/2050	6,976	6,859
Rev., BAM, 5.25%, 07/01/2055 (e)	10,600	10,904
Rev., BAM, 5.25%, 07/01/2064 (e)	14,940	15,267

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)

Washington — continued
Series 2025-1, Class A1, Rev., (), 0.00%, 11/20/2041 (z)	5,847	5,688
Washington State Housing Finance Commission, Ardea at Totem Lake Apartments, Rev., 5.00%, 12/01/2043 (z)	6,540	6,575
Washington State Housing Finance Commission, Blakeley and Laurel Villages, Rev., BAM, 5.00%, 07/01/2035 (e)	1,335	1,467
Washington State Housing Finance Commission, Downtowner Apartments Project, Rev., LIQ: FHLMC, 3.70%, 07/01/2030	2,000	2,037
Washington State Housing Finance Commission, Social Bond, Series 2N, Rev., GNMA/FNMA/FHLMC, 3.00%, 06/01/2051	540	531

		574,848

West Virginia — 0.3%
County of Ohio WV Special District Excise Tax Revenue
Rev., 5.25%, 06/01/2045	1,000	1,082
Rev., 5.50%, 06/01/2054	850	909
Monongalia County Commission Excise Tax District, Series A, Rev., 4.13%, 06/01/2043 (e)	450	428
Monongalia County Commission Special District, Refunding and Improvement, University Town Center, Series A, Rev., 5.50%, 06/01/2037 (e)	1,050	1,061
Monongalia County Commission Special District, University Town Center, Series A, Rev., 5.75%, 06/01/2043 (e)	500	505
West Virginia Economic Development Authority
Rev., AMT, 3.30%, 01/01/2041 (z)	6,000	6,036
Rev., AMT, 4.63%, 04/15/2055 (z)	2,600	2,682
West Virginia Economic Development Authority, Provident Group Marshall Properties
Rev., 5.00%, 07/01/2035	3,150	3,469
Rev., 5.00%, 07/01/2036	3,000	3,287
Rev., 5.00%, 07/01/2037	2,250	2,451
West Virginia Hospital Finance Authority, Rev., 5.75%, 09/01/2043	5,250	5,713
West Virginia Hospital Finance Authority, Cabell Huntington Hospital, Rev., 5.00%, 01/01/2043	3,000	2,948
West Virginia Hospital Finance Authority, Improvement, University Health System Obligation, Rev., 5.00%, 06/01/2052	8,435	8,488
West Virginia Hospital Finance Authority, Vandalia Health Group, Series B, Rev., 5.38%, 09/01/2053	2,265	2,361

SEE NOTES TO FINANCIAL STATEMENTS.

JUNE 30, 2026	SIX CIRCLES TRUST	239

Six Circles Tax Aware Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JUNE 30, 2026 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
West Virginia — continued
West Virginia Housing Development Fund, Highlawn Place, Rev., HUD, 2.88%, 11/01/2028 (z)	175	175
West Virginia Housing Development Fund, Sustainable Bonds, Series A, Rev., 4.40%, 11/01/2044	4,000	4,019
West Virginia Parkways Authority, Senior Lien, Rev., 5.00%, 06/01/2038	1,000	1,076

		46,690

Wisconsin — 2.7%
City of Milwaukee, Promissory Notes
Series N3, GO, 5.00%, 04/01/2031	5,500	5,991
Series N4, GO, 5.00%, 04/01/2030	10,150	10,880
Milwaukee Metropolitan Sewerage District, Green Bond, Series A, GO, 3.00%, 10/01/2031	1,700	1,691
Milwaukee Metropolitan Sewerage District, Green Bond Climate Bond Certificate, GO, 4.00%, 10/01/2043	6,150	6,167
Public Finance Authority
Rev., 0.00%, 12/05/2040 (z)	11,320	11,335
Rev., 0.00%, 01/20/2041 (z)	6,882	6,676
Rev., BAM, 5.00%, 07/01/2045	1,275	1,331
Rev., 5.00%, 02/01/2052	1,335	1,337
Rev., 5.00%, 02/01/2062	9,590	9,517
Rev., 5.20%, 12/01/2037	2,450	2,490
Rev., 5.40%, 06/20/2044	2,000	2,145
Rev., AMT, 5.75%, 06/30/2060	18,750	19,636
Rev., AMT, 5.75%, 12/31/2065	11,000	11,519
Rev., AMT, 6.50%, 06/30/2060	3,000	3,358
Rev., AMT, 6.50%, 12/31/2065	3,000	3,355
Public Finance Authority, A Challenge Foundation Academy
Rev., 6.63%, 07/01/2043 (e)	700	723
Rev., 6.88%, 07/01/2053 (e)	1,650	1,686
Public Finance Authority, Acts Retirement Life Communities, Rev., 5.00%, 11/15/2041	505	521
Public Finance Authority, Astro Texas Land Project, Rev., 5.00%, 12/15/2036 (e)	1,537	1,536
Public Finance Authority, Carmelite System, Social Bonds, Rev., 5.00%, 01/01/2045	1,125	1,141
Public Finance Authority, Celanese Project, Series C, Rev., AMT, 4.30%, 11/01/2030	5,350	5,350
Public Finance Authority, CFP3 Eastern Michigan University
Rev., BAM, 5.00%, 07/01/2029	500	530
Rev., BAM, 5.25%, 07/01/2034	260	289
Rev., BAM, 5.25%, 07/01/2042	5,625	6,057
Rev., BAM, 5.38%, 07/01/2047	8,025	8,458
Rev., BAM, 5.50%, 07/01/2052	6,005	6,286
Public Finance Authority, CHF Wilmington LLC University, Rev., 5.00%, 07/01/2053	3,970	4,000

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)

Wisconsin — continued
Public Finance Authority, Duke Energy Progress, Rev., 3.70%, 10/01/2046 (z)	1,565	1,610
Public Finance Authority, Givens Estates, Rev., 4.00%, 12/01/2041	1,000	949
Public Finance Authority, Kahala Nui Project
Rev., 5.00%, 11/15/2040	450	480
Rev., 5.00%, 11/15/2041	715	760
Public Finance Authority, Lake Norman Charter School, Rev., 5.00%, 06/15/2064	4,630	4,378
Public Finance Authority, Lenoir Rhyne University
Rev., 5.00%, 04/01/2036	1,625	1,668
Rev., 5.00%, 04/01/2037	1,705	1,738
Public Finance Authority, Maniilaq Association Employee Housing
Rev., 5.00%, 12/01/2036	3,000	3,222
Rev., 5.00%, 12/01/2038	3,100	3,286
Rev., 5.00%, 12/01/2039	2,655	2,797
Rev., 5.25%, 12/01/2045	2,000	2,071
Rev., 5.25%, 12/01/2046	3,000	3,077
Rev., 5.25%, 12/01/2048	1,000	1,012
Public Finance Authority, Maniilaq Association Patient H
Rev., 5.00%, 12/01/2036	3,500	3,759
Rev., 5.25%, 12/01/2039	6,715	7,208
Rev., 5.50%, 12/01/2040	9,700	10,516
Rev., 5.50%, 12/01/2045	12,675	13,425
Rev., 5.50%, 12/01/2046	11,375	11,935
Public Finance Authority, Miami Waterworld Center Project, Tax Allocation, 5.00%, 06/01/2041 (e)	4,570	4,687
Public Finance Authority, Point College Prep Project
Rev., 4.00%, 06/15/2030 (e)	165	158
Rev., 5.00%, 06/15/2041 (e)	250	227
Public Finance Authority, Renown Regional Medical Center Project
Rev., 5.00%, 06/01/2027	425	433
Rev., 5.00%, 06/01/2028	600	624
Rev., 5.00%, 06/01/2034	1,000	1,055
Public Finance Authority, Senior Lien, Grand Hyatt San Antonio Hotel Acquisition Project, Rev., 5.00%, 02/01/2042	4,000	4,133
Public Finance Authority, Triad Educational Services, Inc., Rev., 5.00%, 06/15/2036 (e)	5,645	5,769
Public Finance Authority, Two Steps Project, Rev., Zero Coupon, 12/15/2034 (e)	1,867	1,121
Public Finance Authority, Union Day School Project, Rev., 5.50%, 06/15/2036 (e)	4,390	4,408
Public Finance Authority, United Methodist Retirement, Rev., 4.00%, 10/01/2026	60	60
State of Wisconsin
Series 1, GO, 5.00%, 05/01/2027	2,400	2,451
Series 1, GO, 5.00%, 05/01/2030	1,000	1,088

SEE NOTES TO FINANCIAL STATEMENTS.

240	SIX CIRCLES TRUST	JUNE 30, 2026

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
Wisconsin — continued
Series 1, GO, 5.00%, 05/01/2033	9,990	11,365
Series 1, GO, 5.00%, 05/01/2035	1,375	1,595
Series 1, GO, 5.00%, 05/01/2036	1,000	1,149
Series 1, GO, 5.00%, 05/01/2037	6,920	7,994
Series 1, GO, 5.00%, 05/01/2039	5,225	5,957
Series 1, GO, 5.00%, 05/01/2040	6,650	7,541
Series 2, GO, 5.00%, 05/01/2034	1,000	1,132
Series 3, GO, 5.00%, 05/01/2037	3,000	3,422
Series 2024-2, GO, 5.00%, 05/01/2027	2,000	2,043
Series A, GO, 5.00%, 05/01/2034	19,325	22,227
Series A, GO, 5.00%, 05/01/2038	20,000	22,800
Series B, GO, 4.00%, 05/01/2039	500	504
University of Wisconsin Hospitals & Clinics, Rev., 5.00%, 04/01/2027	900	915
University of Wisconsin Hospitals & Clinics, Green Bond University of Wisconsin Hospital, Rev., 4.00%, 04/01/2035	440	449
University of Wisconsin Hospitals & Clinics, Green Bonds, Rev., 4.00%, 04/01/2046	4,120	3,919
Wisconsin Center District, Capital Appreciation Senior Dedicated
Series C, Rev., Zero Coupon, 12/15/2036	1,550	1,029
Series C, Rev., Zero Coupon, 12/15/2039	1,750	991
Series C, Rev., Zero Coupon, 12/15/2040	1,650	887
Series D, Rev., Zero Coupon, 12/15/2028	545	506
Wisconsin Center District, Junior Dedicated, Series D, Rev., Zero Coupon, 12/15/2045	8,500	3,539
Wisconsin Department of Transportation, Series A, Rev., 5.00%, 07/01/2027	1,675	1,719
Wisconsin Health & Educational Facilities Authority
Rev., 4.00%, 11/15/2043 (p)	2,045	1,982
Rev., 4.50%, 11/15/2039	4,000	4,000
Rev., 5.00%, 10/01/2029	5,940	6,312
Rev., 5.00%, 10/01/2030	6,355	6,854
Rev., 5.00%, 08/15/2040	7,000	7,747
Rev., 5.00%, 08/15/2052	5,000	5,001
Wisconsin Health & Educational Facilities Authority Revenue, Ascension Senior Credit Group, Rev., 5.00%, 11/15/2027	500	515
Wisconsin Health & Educational Facilities Authority, Advocate Aurora Health Care
Rev., 4.00%, 08/15/2035	1,250	1,255
Rev., 4.00%, 08/15/2037	1,605	1,608
Rev., 4.00%, 08/15/2038	1,680	1,673
Wisconsin Health & Educational Facilities Authority, Advocate Aurora Health Care, Rev., 5.00%, 08/15/2047 (w) (z)	15,000	16,875
Wisconsin Health & Educational Facilities Authority, Ascension Health Credit Group
Rev., 4.00%, 11/15/2039	10,500	10,272
Rev., 5.00%, 11/15/2035	4,500	4,518

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)

Wisconsin — continued
Wisconsin Health & Educational Facilities Authority, Ascension Senior Credit Group, Rev., 5.00%, 11/15/2036	1,775	1,779
Wisconsin Health & Educational Facilities Authority, Bellin Memorial Hospital, Inc.
Rev., 5.00%, 12/01/2045	2,500	2,667
Series B, Rev., 5.25%, 12/01/2048	3,000	3,184
Wisconsin Health & Educational Facilities Authority, Beloit Health System, Inc., Rev., 4.00%, 07/01/2046	1,870	1,716
Wisconsin Health & Educational Facilities Authority, Children’s Hospital of Wisconsin, Rev., 4.00%, 08/15/2042	5,500	5,264
Wisconsin Health & Educational Facilities Authority, Forensic Science and Protective Medicine Facility Project, Rev., 5.00%, 08/01/2027 (e)	7,000	7,000
Wisconsin Health & Educational Facilities Authority, Froedtert Health, Series A, Rev., 4.00%, 04/01/2039	2,710	2,696
Wisconsin Health & Educational Facilities Authority, Froedtert Health, Inc.
Series A, Rev., 5.00%, 04/01/2030	1,280	1,379
Series A, Rev., 5.00%, 04/01/2033	1,010	1,119
Wisconsin Health & Educational Facilities Authority, Froedtert Health, Inc. Obligated, Rev., 5.00%, 04/01/2048	600	604
Wisconsin Health & Educational Facilities Authority, Froedtert Health, Inc. Obligated
Rev., 4.00%, 04/01/2039	5,000	4,859
Rev., 5.00%, 04/01/2035	1,325	1,342
Wisconsin Health & Educational Facilities Authority, Gundersen Health System
Rev., 4.00%, 10/15/2035	545	556
Rev., 4.00%, 10/15/2036	2,100	2,129
Wisconsin Health & Educational Facilities Authority, Marshfield Clinic Health System
Rev., 5.00%, 02/15/2047	8,955	8,980
Rev., 5.00%, 02/15/2051 (p) (z)	2,600	2,607
Series B, Rev., 5.00%, 02/15/2042	1,000	1,002
Series B, Rev., 5.00%, 02/15/2046	8,935	8,936
Wisconsin Health & Educational Facilities Authority, The Medical College of Wisconsin, Rev., 4.00%, 12/01/2046	3,000	2,813
Wisconsin Health & Educational Facilities Authority, The Milwaukee Regional Medical Center, Rev., 5.00%, 04/01/2044	2,500	2,548
Wisconsin Health & Educational Facilities Authority, Three Pillars Senior Living Communities, Rev., 4.19%, 08/15/2055	1,000	568
Wisconsin Housing & Economic Development Authority
Rev., 5.00%, 08/01/2058 (z)	245	245
Series D, Rev., 4.00%, 03/01/2047	35	35

SEE NOTES TO FINANCIAL STATEMENTS.

JUNE 30, 2026	SIX CIRCLES TRUST	241

Six Circles Tax Aware Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JUNE 30, 2026 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
Wisconsin — continued
Wisconsin Housing & Economic Development Authority Home Ownership Revenue, Rev., GNMA/FNMA/FHLMC, 6.00%, 03/01/2055	1,860	2,002
Wisconsin Housing & Economic Development Authority Home Ownership Revenue, Sustainable Bond
Series A, Rev., GNMA/FNMA/FHLMC, 4.38%, 09/01/2044	7,000	7,075
Series C, Rev., GNMA/FNMA/FHLMC, 6.00%, 03/01/2055	870	943
Series D, Rev., 6.00%, 03/01/2057 (w)	1,760	1,963
Wisconsin Housing & Economic Development Authority Housing Revenue, Series E, Rev., HUD, 3.88%, 11/01/2054 (z)	210	210
Wisconsin Housing & Economic Development Authority, Home Ownership Revenue, Sustainable Bonds
Series A, Rev., GNMA/FNMA/FHLMC, 4.15%, 09/01/2041	5,000	5,009
Series A, Rev., GNMA/FNMA/FHLMC, 5.75%, 09/01/2056	1,230	1,343
Wisconsin Housing & Economic Development Authority, Social Bonds
Series A, Rev., 3.00%, 03/01/2052	440	434
Series C, Rev., GNMA/FHLMC/FNMA COLL, 3.00%, 09/01/2052	720	711

		488,123

Wyoming — 0.1%
Consolidated Municipalities Electric Power Systems Joint Powers Board, Rev., 5.25%, 06/01/2039	1,000	1,095
County of Sweetwater, Idaho Power Company Project, Rev., 1.70%, 07/15/2026	1,045	1,044
Wyoming Community Development Authority
Rev., 6.00%, 12/01/2054	435	470
Series 1, Rev., GNMA/FNMA/FHLMC, 6.25%, 12/01/2056	1,170	1,317
Series 2, Rev., VRDO, LIQ: Royal Bank of Canada, 2.67%, 07/07/2026 (z)	3,000	3,000
Series 2, Rev., 3.00%, 06/01/2049	515	510
Series 3, Rev., GNMA/FHLMC/FNMA COLL, 3.00%, 06/01/2050	550	548
Series 3, Rev., GNMA/FNMA/FHLMC, 4.70%, 12/01/2043	5,000	5,129
Series 6, Rev., 3.90%, 12/01/2034	1,505	1,505

		14,618

Total Municipal Bonds (Cost $17,456,994)		17,453,777

SECURITY DESCRIPTION	NUMBER OF WARRANTS		VALUE($)
Warrant — 0.0% (g)
Industrial — 0.0% (g)
Transportation — 0.0% (g)
BL Train Holdings West LLC, expiring 11/26/2035 (a) (bb)
(Cost $— (h))	9		—	(h)

	PRINCIPAL AMOUNT($)
Short-Term Investments — 3.3%
Municipal Bonds — 0.4% (t)
Alvin Independent School District, GO, PSF-GTD, 5.00%, 02/15/2027	2,280		2,315
Bulloch County Board of Education, GO, 5.00%, 11/01/2026	5,250		5,291
County of Fairfax, Series B, GO, 5.00%, 10/01/2026	38,100		38,324
Denton Independent School District, Series C, GO, PSF-GTD, 5.00%, 08/15/2026	1,000		1,002
Hampton Roads Sanitation District, Series A, Rev., 5.00%, 07/15/2026	1,545		1,546
Massachusetts Development Finance Agency, Rev., 5.00%, 02/15/2027	8,000		8,127
New York State Dormitory Authority, Series A, Rev., 5.00%, 03/15/2027	2,500		2,545
Puerto Rico Electric Power Authority, Series AAA, Rev., 5.25%, 07/01/2026 (d)	2,450		1,874
Rhode Island Infrastructure Bank State Revolving Fund, Master Trust, Series B, Rev., 5.00%, 10/01/2026	9,085		9,138
Richardson Independent School District, GO, PSF-GTD, 5.00%, 02/15/2027	2,100		2,132
Western Maricopa Education Center District No. 402, School Improvement Project, Series A, GO, 5.00%, 07/01/2026	2,445		2,446

Total Municipal Bonds			74,740

Time Deposits — 2.9%
Brown Brothers Harriman & Co., 2.97%, 07/01/2026	—	(h)	—	(h)
Citibank NA, 2.97%, 07/01/2026	300,905		300,905
Skandinaviska Enskilda Banken AB, 2.97%, 07/01/2026	17,579		17,579
Sumitomo Mitsui Banking Corp., 2.97%, 07/01/2026	86,743		86,743
Sumitomo Mitsui Trust Bank Ltd., 2.97%, 07/01/2026	113,290		113,290

Total Time Deposits			518,517

Total Short-Term Investments (Cost $593,916)			593,257

Total Investments — 100.1% (Cost — $18,128,207)			18,123,687

Liabilities in Excess of Other Assets — (0.1)%			(21,833)

NET ASSETS — 100.0%			$18,101,854

Percentages indicated are based on net assets.

SEE NOTES TO FINANCIAL STATEMENTS.

242	SIX CIRCLES TRUST	JUNE 30, 2026

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JUNE 30, 2026

AMBAC	— Insured by American Municipal Bond Assurance Corp.
AMT	— Alternative Minimum Tax
BAM	— Insured by Build America Mutual
BAN	— Bond Anticipation Note
BHAC	— Insured by Berkshire Hathaway Assurance Corp.
CNTY	— County
COLL	— Collateral
COP	— Certificate of Participation
CR	— Custodial Receipts
FHA	— Federal Housing Administration
FHLMC	— Federal Home Loan Mortgage Corp.
FNMA	— Federal National Mortgage Association
GAN	— Grant Anticipation Note
GNMA	— Government National Mortgage Association
GO	— General Obligation
GTD	— Guaranteed
HUD	— U.S. Department of Housing and Urban Development
LIQ	— Liquidity Agreement
LOC	— Letter of Credit
NATL	— Insured by National Public Finance Guarantee Corp.
PSF	— Permanent School Fund
Q-SBLF	— Qualified School Bond Loan Fund
Rev.	— Revenue
SCH BD GTY	— School Bond Guaranty
SIFMA	— Securities Industry and Financial Markets Association
SOFR	— Secured Overnight Financing Rate

SONYMA	— State of New York Mortgage Agency
TRAN	— Tax & Revenue Anticipation Note
VRDO	— Variable Rate Demand Obligation. The interest rate shown is the rate in effect as of June 30, 2026.
(a)	— Non-income producing security.
(d)	— Defaulted Security. Security has not paid its last interest payment and/or interest is not being accrued.
(e)	— Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended.
(f)	— Security is exempt from registration under Rule 144A or Section 4 (a) (2) of the Securities Act of 1933, as amended.
(g)	— Amount rounds to less than 0.05%.
(h)	— Amount rounds to less than 500 shares/principal or $500.
(p)	— Security is prerefunded or escrowed to maturity.
(t)	— The date shown represents the earliest of the next put date, next demand date or final maturity date.
(w)	— All or a portion of the security is a when-issued security, delayed delivery security, or forward commitment.
(z)

—  Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of June 30, 2026.

(aa)	— Variable or floating rate security, linked to the referenced benchmark. The interest rate shown is the current rate as of June 30, 2026.
(bb)	— Security has been valued using significant unobservable inputs.

SEE NOTES TO FINANCIAL STATEMENTS.

JUNE 30, 2026	SIX CIRCLES TRUST	243

Six Circles Credit Opportunities Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JUNE 30, 2026 (Unaudited)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)
Asset-Backed Securities — 2.4%
Automobile ABS — 0.7%
AmeriCredit Automobile Receivables Trust,
Series 2023-1, Class C, 5.80%, 12/18/2028	240	242
Series 2024-1, Class A3, 5.43%, 01/18/2029	393	395
Bayview Opportunity Master Fund VII LLC, Series 2024-CAR1, Class A, (United States 30 Day Average SOFR + 1.10%), 4.73%, 12/26/2031 (e) (aa)	188	189
CarMax Auto Owner Trust,
Series 2023-1, Class B, 4.98%, 01/16/2029	1,670	1,676
Series 2023-2, Class B, 5.18%, 11/15/2028	2,200	2,212
Series 2023-4, Class B, 6.39%, 05/15/2029	1,245	1,270
Carvana Auto Receivables Trust, Series 2021-N1, Class A, 0.70%, 01/10/2028	4	4
Citizens Auto Receivables Trust,
Series 2023-1, Class A3, 5.84%, 01/18/2028 (e)	192	193
Series 2023-1, Class A4, 5.78%, 10/15/2030 (e)	1,000	1,006
Series 2023-2, Class A3, 5.83%, 02/15/2028 (e)	234	234
CPS Auto Receivables Trust, Series 2024-A, Class D, 6.13%, 04/15/2030 (e)	630	638
Drive Auto Receivables Trust, Series 2025-1, Class A2, 4.87%, 08/15/2028	3	3
Exeter Automobile Receivables Trust,
Series 2024-2A, Class C, 5.74%, 05/15/2029	460	462
Series 2024-3A, Class D, 5.98%, 09/16/2030	430	437
Ford Credit Auto Lease Trust, Series 2024-A, Class B, 5.29%, 06/15/2027	221	221
Ford Credit Auto Owner TrustREV1, Series 2026-1, Class A, SUB, 4.32%, 08/15/2038 (e)	1,110	1,098
Ford Credit Floorplan Master Owner Trust A, Series 2024-2, Class A, 5.24%, 04/15/2031 (e)	1,648	1,680
GLS Auto Receivables Issuer Trust, Series 2025-3A, Class A3, 4.44%, 03/15/2029 (e)	1,441	1,442
Huntington Bank Auto Credit-Linked Notes, Series 2024-1, Class B1, 6.15%, 05/20/2032 (e)	364	367
Kinetic Advantage Master Owner Trust, Series 2025-1A, Class A, (United States 30 Day Average SOFR + 2.20%), 5.79%, 10/15/2029 (e) (aa)	390	392
LAD Auto Receivables Trust,
Series 2023-3A, Class C, 6.43%, 12/15/2028 (e)	1,695	1,708

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)

Automobile ABS — continued
Series 2024-2A, Class A3, 5.61%, 08/15/2028 (e)	215	215
M&T Bank RV Trust, Series 2026-1A, Class A, 4.35%, 01/15/2046 (e)	200	197
Merchants Fleet Funding LLC, Series 2024-1A, Class A, 5.82%, 04/20/2037 (e)	745	749
Nissan Auto Receivables Owner Trust, Series 2023-B, Class A3, 5.93%, 03/15/2028	514	516
Octane Receivables Trust,
Series 2024-2A, Class A2, 5.80%, 07/20/2032 (e)	130	131
Series 2024-3A, Class A2, 4.94%, 05/20/2030 (e)	636	638
Santander Drive Auto Receivables Trust,
Series 2022-7, Class C, 6.69%, 03/17/2031	875	885
Series 2023-1, Class C, 5.09%, 05/15/2030	594	596
Series 2023-3, Class C, 5.77%, 11/15/2030	975	984
Series 2023-6, Class C, 6.40%, 03/17/2031	265	271
Series 2024-1, Class C, 5.45%, 03/15/2030	900	905
Series 2024-2, Class B, 5.78%, 07/16/2029	1,395	1,402
Series 2024-2, Class C, 5.84%, 06/17/2030	700	709
Series 2024-3, Class B, 5.55%, 09/17/2029	325	327
Series 2025-1, Class B, 4.88%, 03/17/2031	320	321
SCCU Auto Receivables Trust, Series 2023-1A, Class A4, 5.70%, 08/15/2029 (e)	1,035	1,045
SFS Auto Receivables Securitization Trust, Series 2024-1A, Class A3, 4.95%, 05/21/2029 (e)	562	563
Stellantis Financial Underwritten Enhanced Lease Trust, Series 2025-AA, Class A4, 4.50%, 03/20/2029 (e)	1,550	1,550
US Bank NA, Series 2026-RVM1, Class B1, 4.96%, 12/25/2046 (e)	997	985
Volkswagen Credit Auto Master Trust, Series 2026-1A, Class A, 4.71%, 05/20/2031 (e)	530	532
Western Funding Auto Loan Trust, Series 2025-1, Class A, 4.75%, 07/16/2035 (e)	1,025	1,024
Westlake Automobile Receivables Trust,
Series 2023-1A, Class D, 6.79%, 11/15/2028 (e)	560	566

SEE NOTES TO FINANCIAL STATEMENTS.

244	SIX CIRCLES TRUST	JUNE 30, 2026

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)
Asset-Backed Securities — continued
Automobile ABS — continued
Series 2023-3A, Class C, 6.02%, 09/15/2028 (e)		705	707
Series 2024-1A, Class B, 5.55%, 11/15/2027 (e)		256	256
Series 2024-1A, Class C, 5.65%, 02/15/2029 (e)		1,155	1,161
Series 2024-1A, Class D, 6.02%, 10/15/2029 (e)		1,535	1,559
Series 2024-2A, Class D, 5.91%, 04/15/2030 (e)		730	740

Total Automobile ABS			35,403

Credit Card ABS — 0.0% (g)
Synchrony Card Funding LLC, Series 2026-A1, Class A, 4.18%, 03/15/2032		1,650	1,637

Other ABS — 1.7%
Affirm Master Trust,
Series 2025-1A, Class A, 4.99%, 02/15/2033 (e)		240	241
Series 2025-2A, Class A, 4.67%, 07/15/2033 (e)		750	751
Series 2026-1A, Class A, 4.37%, 02/15/2034 (e)		800	796
AGL CLO 1 Ltd., (Cayman Islands), Series 2019-1A, Class ARR, (CME Term SOFR 3 Month + 1.20%), 4.88%, 10/20/2034 (e) (aa)		1,860	1,861
AlbaCore EURO CLO I DAC, (Ireland), Series 1A, Class DRR, (EURIBOR 3 Month + 3.78%), 5.98%, 04/18/2039 (e) (aa)	EUR	4,000	4,581
Allegany Park CLO Ltd., (Cayman Islands), Series 2019-1A, Class ARR, (CME Term SOFR 3 Month + 1.10%), 4.78%, 01/20/2035 (e) (aa)		250	250
Ares Loan Funding V Ltd., (Cayman Islands), Series 2024-ALF5A, Class A1R, (CME Term SOFR 3 Month + 1.22%), 4.85%, 07/25/2037 (e) (aa)		1,370	1,371
Barings Euro CLO 2023-1 DAC, (Ireland), Series 2023-1X, Class FR, Reg. S, (EURIBOR 3 Month + 7.83%), 9.98%, 07/30/2038 (aa)	EUR	3,000	3,231
Barrow Hanley CLO III Ltd., (Cayman Islands), Series 2024-3A, Class AR, (CME Term SOFR 3 Month + 1.27%), 4.89%, 04/20/2038 (e) (aa)		830	831
Battalion CLO IX Ltd., (Cayman Islands), Series 2015-9A, Class BRR, (CME Term SOFR 3 Month + 1.60%), 5.27%, 07/15/2031 (e) (aa)		1,050	1,050
Battalion CLO XI Ltd., (Cayman Islands), Series 2017-11A, Class AR2, (CME Term SOFR 3 Month + 1.13%), 4.80%, 04/24/2034 (e) (aa)		602	603

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)

Other ABS — continued
Bethpage Park CLO Ltd., (Cayman Islands), Series 2021-1A, Class AR, (CME Term SOFR 3 Month + 1.06%), 4.70%, 10/15/2036 (e) (aa)	250	250
Black Diamond CLO 2021-1 Ltd., (Cayman Islands), Series 2021-1A, Class A1AR, (CME Term SOFR 3 Month + 1.25%), 4.91%, 11/22/2034 (e) (aa)	550	550
Bridge Street CLO III Ltd., (Cayman Islands), Series 2022-1X, Class ER, Reg. S, (CME Term SOFR 3 Month + 7.34%), 11.02%, 10/20/2037 (aa)	2,000	1,948
Capital Four US CLO I Ltd., (Cayman Islands), Series 2021-1A, Class AR, (CME Term SOFR 3 Month + 1.14%), 4.82%, 01/18/2035 (e) (aa)	990	990
Capital Four US CLO II Ltd., (Jersey), Series 2022-1A, Class AR2, (CME Term SOFR 3 Month + 1.38%), 5.06%, 01/20/2037 (e) (aa)	310	311
Carlyle Global Market Strategies CLO 2016-1 Ltd., (Cayman Islands), Series 2016-1A, Class A1R3, (CME Term SOFR 3 Month + 1.09%), 4.77%, 04/20/2034 (e) (aa)	450	450
Carlyle US CLO 2017-2 Ltd., (Cayman Islands), Series 2017-2A, Class D2R2, (CME Term SOFR 3 Month + 4.75%), 8.43%, 07/20/2037 (e) (aa)	1,300	1,287
Carlyle US CLO 2021-9 Ltd., (Cayman Islands), Series 2021-9A, Class AR, (CME Term SOFR 3 Month + 1.11%), 4.79%, 10/20/2034 (e) (aa)	690	690
Cathedral Lake VI Ltd., (Cayman Islands), Series 2021-6A, Class ANR, (CME Term SOFR 3 Month + 1.20%), 4.87%, 04/25/2034 (e) (aa)	570	570
Cedar Funding IX CLO Ltd., (Cayman Islands), Series 2018-9A, Class AR, (CME Term SOFR 3 Month + 1.42%), 5.10%, 07/20/2037 (e) (aa)	760	760
Clover CLO 2021-3 LLC, Series 2021-3A, Class AR, (CME Term SOFR 3 Month + 1.07%), 4.74%, 01/25/2035 (e) (aa)	380	380
Columbia Cent CLO 30 Ltd., (Cayman Islands), Series 2020-30A, Class A1R2, (CME Term SOFR 3 Month + 1.05%), 4.73%, 01/20/2034 (e) (aa)	733	733
Columbia Cent CLO 32 Ltd., (Cayman Islands), Series 2022-32A, Class A1R2, (CME Term SOFR 3 Month + 1.12%), 4.79%, 07/24/2034 (e) (aa)	940	941
Crown City CLO IV, (Cayman Islands), Series 2022-4A, Class A1R2, (CME Term SOFR 3 Month + 1.28%), 4.91%, 04/20/2037 (e) (aa)	1,020	1,021

SEE NOTES TO FINANCIAL STATEMENTS.

JUNE 30, 2026	SIX CIRCLES TRUST	245

Six Circles Credit Opportunities Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JUNE 30, 2026 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)
Asset-Backed Securities — continued
Other ABS — continued
Crown City CLO V, (Cayman Islands), Series 2023-5A, Class A1R2, (CME Term SOFR 3 Month + 1.25%), 4.93%, 04/22/2037 (e) (aa)	750	751
Dryden 104 CLO Ltd., (Cayman Islands), Series 2022-104A, Class A1R, (CME Term SOFR 3 Month + 1.29%), 4.93%, 08/20/2034 (e) (aa)	980	981
Dryden 42 Senior Loan Fund, (Cayman Islands), Series 2016-42A, Class A1R3, (CME Term SOFR 3 Month + 1.19%), 5.53%, 07/15/2037 (e) (aa)	770	770
Eaton Vance CLO 2019-1 Ltd., (Cayman Islands), Series 2019-1A, Class AR3, (CME Term SOFR 3 Month + 1.25%), 4.87%, 07/15/2037 (e) (aa)	530	531
Empower CLO 2024-1 Ltd., (Cayman Islands), Series 2024-1A, Class A1R, (CME Term SOFR 3 Month + 1.28%), 4.93%, 04/25/2037 (e) (aa)	1,900	1,903
Golub Capital Partners CLO 19B-R3 Ltd., (Cayman Islands), Series 2017-19RA, Class A1R3, (CME Term SOFR 3 Month + 1.15%), 4.83%, 10/20/2036 (e) (aa)	1,750	1,750
GreatAmerica Leasing Receivables Funding LLC Series, Series 2026-1, Class A3, 4.76%, 09/16/2030 (e)	805	809
IFC Emerging Markets Securitization LLC, (Cayman Islands), Series 2026-1A, Class A, (CME Term SOFR 3 Month + 1.20%), 4.83%, 07/29/2036 (e) (aa)	1,600	1,598
IFC Emerging Markets Securitization Ltd., (Cayman Islands), Series 2025-1A, Class A, (CME Term SOFR 3 Month + 1.30%), 4.97%, 12/31/2035 (e) (aa)	583	583
Invesco US CLO 2023-1 Ltd., (Jersey), Series 2023-1A, Class AR2, (CME Term SOFR 3 Month + 1.11%), 4.77%, 04/22/2037 (e) (aa)	1,300	1,297
Jamestown CLO XV Ltd., (Cayman Islands), Series 2020-15A, Class DR, (CME Term SOFR 3 Month + 3.85%), 7.52%, 07/15/2035 (e) (aa)	2,000	1,941
Kennedy Lewis CLO 14 Ltd., (Cayman Islands), Series 2024-14A, Class AR, (CME Term SOFR 3 Month + 1.32%), 4.99%, 04/22/2037 (e) (aa)	2,670	2,675
KKR CLO 26 Ltd., (Cayman Islands), Series 26, Class ARR, (CME Term SOFR 3 Month + 1.10%), 4.77%, 10/15/2034 (e) (aa)	1,000	1,001
KKR CLO 40 Ltd., (Jersey), Series 40A, Class AR, (CME Term SOFR 3 Month + 1.30%), 4.98%, 10/20/2034 (e) (aa)	1,710	1,711

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)

Other ABS — continued
LCM Ltd., (Cayman Islands),
Series 33A, Class AR, (CME Term SOFR 3 Month + 1.18%), 4.86%, 07/20/2034 (e) (aa)	640	640
Series 35A, Class A1R, (CME Term SOFR 3 Month + 1.08%), 4.75%, 10/15/2034 (e) (aa)	680	680
Lendmark Funding Trust,
Series 2021-2A, Class A, 2.00%, 04/20/2032 (e)	915	890
Series 2026-1A, Class A, 4.80%, 11/20/2035 (e)	415	413
M&T Equipment 2024-LEAF1 Notes, Series 2024-1A, Class A4, 4.94%, 08/18/2031 (e)	1,000	1,005
Madison Park Funding LVII Ltd., (Cayman Islands), Series 2022-57A, Class A1R, (CME Term SOFR 3 Month + 1.28%), 4.95%, 07/27/2034 (e) (aa)	1,770	1,770
Madison Park Funding LXXIV Ltd., (Cayman Islands), Series 2026-74A, Class E, (CME Term SOFR 3 Month + 5.40%), 9.10%, 07/23/2039 (e) (aa)	3,000	3,001
Madison Park Funding XXX Ltd., (Cayman Islands), Series 2018-30A, Class A1R, (CME Term SOFR 3 Month + 1.36%), 5.04%, 07/16/2037 (e) (aa)	1,470	1,474
Marble Point CLO XVII Ltd., (Cayman Islands), Series 2020-1X, Class D1R, Reg. S, (CME Term SOFR 3 Month + 3.65%), 7.33%, 07/20/2037 (aa)	3,000	3,000
Marble Point CLO XXIII Ltd., (Cayman Islands), Series 2021-4A, Class A1R, (CME Term SOFR 3 Month + 1.16%), 4.82%, 01/22/2035 (e) (aa)	1,350	1,350
Mariner Finance Issuance Trust,
Series 2021-AA, Class A, 1.86%, 03/20/2036 (e)	548	542
Series 2021-BA, Class A, 2.10%, 11/20/2036 (e)	1,395	1,367
Nassau 2020-I Ltd., (Cayman Islands), Series 2020-1A, Class A1RR, (CME Term SOFR 3 Month + 1.10%), 4.72%, 01/15/2035 (e) (aa)	930	930
Navesink CLO 4 Ltd., (Cayman Islands), Series 2025-4A, Class A1, (CME Term SOFR 3 Month + 1.28%), 4.95%, 10/15/2037 (e) (aa)	1,330	1,330
Oaktree CLO 2019-4 Ltd., (Cayman Islands), Series 2019-4AR, Class AR3, (CME Term SOFR 3 Month + 1.23%), 0.00%, 07/20/2037 (e) (w) (aa)	1,200	1,200
Ocean Trails CLO XI, (Cayman Islands), Series 2021-11A, Class AR, (CME Term SOFR 3 Month + 1.03%), 4.71%, 07/20/2034 (e) (aa)	1,350	1,350

SEE NOTES TO FINANCIAL STATEMENTS.

246	SIX CIRCLES TRUST	JUNE 30, 2026

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)
Asset-Backed Securities — continued
Other ABS — continued
Octagon Investment Partners 45 Ltd., (Cayman Islands), Series 2019-1A, Class A1RR, (CME Term SOFR 3 Month + 1.15%), 4.82%, 04/15/2035 (e) (aa)	800	800
OFSI BSL IX Ltd., (Cayman Islands), Series 2018-1A, Class AR, (CME Term SOFR 3 Month + 1.19%), 4.86%, 07/15/2031 (e) (aa)	1,605	1,605
OneMain Financial Issuance Trust,
Series 2019-2A, Class A, 3.14%, 10/14/2036 (e)	535	528
Series 2021-1A, Class A1, 1.55%, 06/16/2036 (e)	276	271
Series 2023-1A, Class A, 5.50%, 06/14/2038 (e)	1,360	1,384
Parallel Ltd., (Cayman Islands), Series 2023-1A, Class A1R, (CME Term SOFR 3 Month + 1.39%), 5.07%, 07/20/2036 (e) (aa)	1,080	1,080
PEAC Solutions Receivables LLC,
Series 2025-1A, Class A3, 5.04%, 07/20/2032 (e)	1,310	1,318
Series 2026-1A, Class A2, 4.27%, 10/20/2028 (e)	1,385	1,382
Series 2026-1A, Class A3, 4.39%, 07/20/2033 (e)	1,270	1,260
PPM CLO 2 Ltd., (Cayman Islands), Series 2019-2A, Class AR3, (CME Term SOFR 3 Month + 1.15%), 4.83%, 04/16/2037 (e) (aa)	1,850	1,851
RR 20 Ltd., (Bermuda), Series 2022-20A, Class A1R, (CME Term SOFR 3 Month + 0.99%), 4.66%, 07/15/2037 (e) (aa)	1,450	1,449
Saratoga Investment Corp. Senior Loan Fund Ltd, (Cayman Islands), Series 2022-1A, Class A1R, (CME Term SOFR 3 Month + 1.39%), 5.07%, 10/20/2037 (e) (aa)	1,250	1,252
SCF Equipment Leasing LLC,
Series 2024-1A, Class A3, 5.52%, 01/20/2032 (e)	131	133
Series 2025-1A, Class A3, 5.11%, 11/21/2033 (e)	415	418
Signal Peak CLO 4 Ltd., (Cayman Islands), Series 2017-4A, Class AR2, (CME Term SOFR 3 Month + 1.12%), 4.79%, 10/26/2034 (e) (aa)	3,820	3,821
Sound Point CLO XXXI Ltd., (Cayman Islands), Series 2021-3A, Class AR, (CME Term SOFR 3 Month + 1.07%), 4.69%, 10/25/2034 (e) (aa)	1,370	1,369
Symphony CLO 30 Ltd., (Jersey), Series 2023-30A, Class A1R, (CME Term SOFR 3 Month + 1.54%), 5.22%, 10/20/2037 (e) (aa)	560	560

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)

Other ABS — continued
Symphony CLO 42 Ltd., (Bermuda), Series 2024-42A, Class A1R, (CME Term SOFR 3 Month + 1.24%), 4.87%, 04/17/2037 (e) (aa)	800	801
THL Credit Wind River CLO Ltd., (Cayman Islands), Series 2019-3A, Class AR3, (CME Term SOFR 3 Month + 1.20%), 4.87%, 01/15/2038 (e) (aa)	360	360
T-Mobile US Trust, Series 2024-2A, Class A, 4.25%, 05/21/2029 (e)	1,005	1,005
Trinitas CLO XVI Ltd., (Cayman Islands), Series 2021-16A, Class A1R, (CME Term SOFR 3 Month + 1.13%), 4.81%, 07/20/2034 (e) (aa)	850	850
Venture 28A CLO Ltd., (Cayman Islands), Series 2017-28AA, Class A2RR, (CME Term SOFR 3 Month + 1.45%), 5.13%, 10/20/2034 (e) (aa)	2,200	2,204
Venture 45 CLO Ltd., (Jersey), Series 2022-45A, Class A1R, (CME Term SOFR 3 Month + 1.27%), 4.95%, 07/20/2035 (e) (aa)	580	580
Vibrant CLO XR Ltd., (Jersey), Series 2018-10RAR, Class A1R, (CME Term SOFR 3 Month + 1.24%), 0.00%, 04/20/2036 (e) (w) (aa)	1,020	1,020
Wind River 2022-1 CLO Ltd., (Cayman Islands), Series 2022-1A, Class ARR, (CME Term SOFR 3 Month + 1.15%), 4.81%, 07/20/2035 (e) (aa)	1,140	1,140
Wingspire Equipment Finance LLC, Series 2025-1A, Class A2, 4.33%, 09/20/2033 (e)	1,390	1,388

Total Other ABS		95,519

Student Loan ABS — 0.0% (g)
Nelnet Student Loan Trust, Series 2021-A, Class APT1, 1.36%, 04/20/2062 (e)	226	215

Total Asset-Backed Securities (Cost $133,096)		132,774

Collateralized Mortgage Obligations — 0.2%
Other Mortgage Security — 0.0% (g)
BVCLN LLC,
Series 2026-CRD1, Class A, (United States 30 Day Average SOFR + 1.60%), 5.19%, 09/25/2034 (e) (aa)	860	860
Series 2026-CRD1, Class B, (United States 30 Day Average SOFR + 1.90%), 5.49%, 09/25/2034 (e) (aa)	1,190	1,190

Total Other Mortgage Security		2,050

WL Collateral CMO — 0.2%
Connecticut Avenue Securities, Series 2025-R01, Class 1M1, (United States 30 Day Average SOFR + 1.10%), 4.73%, 01/25/2045 (e) (aa)	33	33

SEE NOTES TO FINANCIAL STATEMENTS.

JUNE 30, 2026	SIX CIRCLES TRUST	247

Six Circles Credit Opportunities Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JUNE 30, 2026 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)
Collateralized Mortgage Obligations — continued
WL Collateral CMO — continued
Connecticut Avenue Securities Trust,
Series 2024-R03, Class 2M1, (United States 30 Day Average SOFR + 1.15%), 4.78%, 03/25/2044 (e) (aa)	125	126
Series 2025-R02, Class 1A1, (United States 30 Day Average SOFR + 1.00%), 4.63%, 02/25/2045 (e) (aa)	192	192
FHLMC STACR REMIC Trust,
Series 2022-DNA1, Class M2, (United States 30 Day Average SOFR + 2.50%), 6.13%, 01/25/2042 (e) (aa)	324	327
Series 2022-DNA2, Class M2, (United States 30 Day Average SOFR + 3.75%), 7.38%, 02/25/2042 (e) (aa)	400	407
Series 2022-DNA3, Class M2, (United States 30 Day Average SOFR + 4.35%), 7.98%, 04/25/2042 (e) (aa)	175	180
Series 2022-HQA1, Class M2, (United States 30 Day Average SOFR + 5.25%), 8.88%, 03/25/2042 (e) (aa)	500	514
Series 2023-HQA1, Class M1A, (United States 30 Day Average SOFR + 2.00%), 5.63%, 05/25/2043 (e) (aa)	142	143
Series 2023-HQA3, Class A1, (United States 30 Day Average SOFR + 1.85%), 5.48%, 11/25/2043 (e) (aa)	127	128
Series 2024-DNA1, Class A1, (United States 30 Day Average SOFR + 1.35%), 4.98%, 02/25/2044 (e) (aa)	168	169
Series 2024-DNA2, Class A1, (United States 30 Day Average SOFR + 1.25%), 4.88%, 05/25/2044 (e) (aa)	872	874
Series 2024-DNA3, Class A1, (United States 30 Day Average SOFR + 1.05%), 4.68%, 10/25/2044 (e) (aa)	228	229
Series 2024-HQA1, Class A1, (United States 30 Day Average SOFR + 1.25%), 4.88%, 03/25/2044 (e) (aa)	340	341
Series 2024-HQA1, Class M1, (United States 30 Day Average SOFR + 1.25%), 4.88%, 03/25/2044 (e) (aa)	245	245
Morgan Stanley Residential Mortgage Loan Trust,
Series 2026-DSC1, Class A1FC, SUB, 4.62%, 01/25/2071 (e)	446	441
Series 2026-NQM3, Class A1FC, SUB, 5.13%, 03/25/2071 (e)	188	187
NYMT Loan Trust, Series 2026-INV1, Class A1FC, SUB, 4.61%, 02/25/2061 (e)	200	199
OBX Trust,
Series 2025-NQM17, Class A1FC, SUB, 4.85%, 08/25/2065 (e)	2,319	2,304
Series 2025-NQM21, Class A1FC, SUB, 4.92%, 10/25/2065 (e)	1,373	1,365
Series 2026-NQM6, Class A1FC, SUB, 5.06%, 04/26/2066 (e)	825	822

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)

WL Collateral CMO — continued
Series 2026-NQM7, Class A1FC, SUB, 5.22%, 04/25/2066 (e)	98	98
SG Residential Mortgage Trust, Series 2026-3, Class A1FC, SUB, 5.08%, 04/25/2066 (e)	248	246
Verus Securitization Trust,
Series 2021-1, Class A1, 0.82%, 01/25/2066 (e) (z)	106	96
Series 2025-12, Class A1FC, SUB, 4.86%, 12/25/2070 (e)	1,504	1,494
Series 2026-3, Class A1FC, SUB, 4.93%, 03/25/2071 (e)	259	258
Series 2026-R3, Class A1FC, SUB, 5.19%, 02/27/2068 (e)	131	130

Total WL Collateral CMO		11,548

Total Collateralized Mortgage Obligations (Cost $13,673)		13,598

Commercial Mortgage-Backed Securities — 0.8%
Commercial MBS — 0.8%
Acore Issuer LLC, (Cayman Islands), Series 2026-FL1, Class A, (CME Term SOFR 1 Month + 1.45%), 5.09%, 08/20/2043 (e) (aa)	350	350
ACREC LLC, Series 2026-FL5, Class A, (CME Term SOFR 1 Month + 1.35%), 4.95%, 07/18/2043 (e) (aa)	550	551
Arbor Realty Commercial Real Estate Notes LLC,
Series 2025-FL1, Class A, (CME Term SOFR 1 Month + 1.35%), 4.99%, 01/20/2043 (e) (aa)	1,300	1,302
Series 2026-FL1, Class A, (CME Term SOFR 1 Month + 1.50%), 5.14%, 09/20/2043 (e) (aa)	400	401
ARDN Mortgage Trust, Series 2025-ARCP, Class A, (CME Term SOFR 1 Month + 1.75%), 5.38%, 06/15/2035 (e) (aa)	140	140
ARES Commercial Mortgage Trust, Series 2026-AZURE, Class A, (CME Term SOFR 1 Month + 1.35%), 4.98%, 03/15/2038 (e) (aa)	450	450
BANK5,
Series 2023-5YR2, Class A3, 6.66%, 07/15/2056 (z)	460	473
Series 2024-5YR11, Class A3, 5.89%, 11/15/2057	2,370	2,435
Series 2024-5YR8, Class A3, 5.88%, 08/15/2057	450	463
BANK5 Trust, Series 2024-5YR6, Class A3, 6.23%, 05/15/2057	1,250	1,288
BBCMS Mortgage Trust,
Series 2024-5C29, Class A2, 4.74%, 09/15/2057	694	690
Series 2025-5C33, Class A4, 5.84%, 03/15/2058	310	319

SEE NOTES TO FINANCIAL STATEMENTS.

248	SIX CIRCLES TRUST	JUNE 30, 2026

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)
Commercial Mortgage-Backed Securities — continued
Commercial MBS — continued
BDS LLC,
Series 2025-FL15, Class A, (CME Term SOFR 1 Month + 1.40%), 5.04%, 03/19/2043 (e) (aa)	1,050	1,051
Series 2025-FL16, Class A, (CME Term SOFR 1 Month + 1.40%), 5.04%, 06/19/2043 (e) (aa)	550	551
Series 2026-FL17, Class A, (CME Term SOFR 1 Month + 1.35%), 4.99%, 05/19/2043 (e) (aa)	400	400
Benchmark Mortgage Trust,
Series 2018-B2, Class A5, 3.88%, 02/15/2051 (z)	90	89
Series 2019-B11, Class A5, 3.54%, 05/15/2052	410	394
Series 2024-V7, Class A3, 6.23%, 05/15/2056 (z)	760	786
Series 2024-V8, Class A3, 6.19%, 07/15/2057 (z)	300	310
Series 2024-V9, Class A3, 5.60%, 08/15/2057	1,000	1,018
Series 2024-V11, Class A3, 5.91%, 11/15/2057 (z)	1,250	1,288
Series 2024-V12, Class A3, 5.74%, 12/15/2057	500	513
Series 2025-V14, Class A4, 5.66%, 04/15/2057	700	717
BMO Mortgage Trust,
Series 2024-5C8, Class A3, 5.63%, 12/15/2057 (z)	1,410	1,440
Series 2024-5C5, Class A3, 5.86%, 02/15/2057	510	524
Series 2025-5C11, Class A3, 5.67%, 07/15/2058	200	205
BSPDF Issuer LLC, Series 2026-FL3, Class A, (CME Term SOFR 1 Month + 1.45%), 5.09%, 09/18/2043 (e) (aa)	330	331
BX Commercial Mortgage Trust,
Series 2024-XL4, Class A, (CME Term SOFR 1 Month + 1.44%), 5.07%, 02/15/2039 (e) (aa)	165	165
Series 2025-BCAT, Class A, (CME Term SOFR 1 Month + 1.38%), 5.01%, 08/15/2042 (e) (aa)	269	269
BX Trust,
Series 2019-OC11, Class E, 4.08%, 12/09/2041 (e) (z)	3,005	2,728
Series 2024-CNYN, Class A, (CME Term SOFR 1 Month + 1.44%), 5.07%, 04/15/2041 (e) (aa)	789	790
Series 2025-ROIC, Class A, (CME Term SOFR 1 Month + 1.14%), 4.77%, 03/15/2030 (e) (aa)	270	269
Series 2025-TAIL, Class A, (CME Term SOFR 1 Month + 1.40%), 5.03%, 06/15/2035 (e) (aa)	310	311

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)

Commercial MBS — continued
Cantor Commercial Real Estate Lending, Series 2019-CF3, Class A4, 3.01%, 01/15/2053	1,910	1,781
Citigroup Commercial Mortgage Trust,
Series 2016-GC36, Class A5, 3.62%, 02/10/2049	146	143
Series 2016-P4, Class A4, 2.90%, 07/10/2049	121	121
CONE Trust, Series 2024-DFW1, Class A, (CME Term SOFR 1 Month + 1.64%), 5.27%, 08/15/2041 (e) (aa)	300	299
DBC Mortgage Trust, Series 2025-DBC, Class A, (CME Term SOFR 1 Month + 1.35%), 4.98%, 11/15/2042 (e) (aa)	640	640
DBGS Mortgage Trust, Series 2018-C1, Class A4, 4.47%, 10/15/2051	1,260	1,247
FS Rialto Issuer LLC, Series 2025-FL10, Class A, (CME Term SOFR 1 Month + 1.39%), 5.02%, 08/19/2042 (e) (aa)	1,610	1,611
GS Mortgage Securities Trust,
Series 2017-GS6, Class A2, 3.16%, 05/10/2050	454	449
Series 2017-GS7, Class A4, 3.43%, 08/10/2050	1,620	1,599
Series 2019-GSA1, Class A4, 3.05%, 11/10/2052	1,670	1,581
Hudson Yards Mortgage Trust, Series 2025-SPRL, Class A, 5.65%, 01/13/2040 (e) (z)	750	762
INCREF 2026-Fl3 LLC, Series 2026-FL3, Class A, (CME Term SOFR 1 Month + 1.40%), 5.05%, 01/19/2044 (e) (aa)	800	801
JPMDB Commercial Mortgage Securities Trust, Series 2017-C5, Class A4, 3.41%, 03/15/2050	550	547
KIND Commercial Mortgage Trust, Series 2024-1, Class A, (CME Term SOFR 1 Month + 1.89%), 5.52%, 08/15/2041 (e) (aa)	310	310
MF1 LLC, Series 2022-FL9, Class A, (CME Term SOFR 1 Month + 2.15%), 5.79%, 06/19/2037 (e) (aa)	703	703
MF1 Ltd., (Cayman Islands), Series 2021-FL7, Class A, (CME Term SOFR 1 Month + 1.19%), 4.83%, 10/16/2036 (e) (aa)	18	18
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2025-5C1, Class A3, 5.64%, 03/15/2058	640	655
Morgan Stanley Capital I Trust, Series 2024-NSTB, Class A, 3.90%, 09/24/2057 (e) (z)	832	815
PFP Ltd., (Cayman Islands),
Series 2025-12, Class A, (CME Term SOFR 1 Month + 1.49%), 5.13%, 12/18/2042 (e) (aa)	790	793

SEE NOTES TO FINANCIAL STATEMENTS.

JUNE 30, 2026	SIX CIRCLES TRUST	249

Six Circles Credit Opportunities Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JUNE 30, 2026 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)
Commercial Mortgage-Backed Securities — continued
Commercial MBS — continued
Series 2026-13, Class A, (CME Term SOFR 1 Month + 1.50%), 5.14%, 08/18/2043 (e) (aa)		550	552
ROCK Trust, Series 2024-CNTR, Class A, 5.39%, 11/13/2041 (e)		1,220	1,234
SCG Trust, Series 2025-SNIP, Class A, (CME Term SOFR 1 Month + 1.50%), 5.13%, 09/15/2042 (e) (aa)		520	522
SWCH Commercial Mortgage Trust, Series 2025-DATA, Class A, (CME Term SOFR 1 Month + 1.44%), 5.07%, 02/15/2042 (e) (aa)		540	537
UBS Commercial Mortgage Trust, Series 2019-C18, Class A4, 3.04%, 12/15/2052		340	318
US Bank NA, Series 2025-SUP1, Class B, 5.58%, 02/25/2032 (e)		271	271
Wells Fargo Commercial Mortgage Trust,
Series 2016-LC25, Class A4, 3.64%, 12/15/2059		500	498
Series 2017-C42, Class A3, 3.33%, 12/15/2050		943	928
Series 2019-C50, Class A5, 3.73%, 05/15/2052		90	87
Series 2019-C51, Class A3, 3.06%, 06/15/2052		717	684
Series 2025-5C4, Class A3, 5.67%, 05/15/2058		631	646
Series 2025-5C3, Class A3, 6.10%, 01/15/2058		260	269

Total Commercial MBS			44,432

Total Commercial Mortgage-Backed Securities (Cost $44,488)			44,432

Convertible Bonds — 0.1%
Communications — 0.0% (g)
Media — 0.0% (g)
Cable One, Inc., 1.13%, 03/15/2028		657	427

Consumer Cyclical — 0.0% (g)
Home Builders — 0.0% (g)
Meritage Homes Corp., 1.75%, 05/15/2028		781	805

Consumer Non-cyclical — 0.0% (g)
Commercial Services — 0.0% (g)
Worldline SA, (France), Reg. S, Zero Coupon, 07/30/2026	EUR	22	26

Financial — 0.1%
Diversified Financial Services — 0.1%
GS Finance Corp., Zero Coupon, 05/21/2029 (e)		641	660

REITS — 0.0% (g)
Digital Realty Trust LP, 1.88%, 11/15/2029 (e)		151	162

Total Financial			822

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)
Convertible Bonds — continued
Industrial — 0.0% (g)
Transportation — 0.0% (g)
Ocado Group plc, (United Kingdom), Reg. S, 6.25%, 08/06/2029	GBP	200	251

Technology — 0.0% (g)
Semiconductors — 0.0% (g)
Microchip Technology, Inc., Zero Coupon, 02/15/2030 (e)		300	345
ON Semiconductor Corp., Zero Coupon, 05/01/2031 (e)		161	160

Total Technology			505

Total Convertible Bonds (Cost $2,930)			2,836

Corporate Bonds — 70.4%
Basic Materials — 3.1%
Chemicals — 1.7%
Advancion Sciences, Inc., 9.25% (cash), 11/01/2026 (e) (v)		44	35
ARC Falcon I, Inc. / Arclin USA LLC / New Arclin US Holding Corp., 9.75%, 03/01/2033 (e)		1,936	1,863
Ashland, Inc., 6.88%, 05/15/2043		1,225	1,240
ASK Chemicals Deutschland Holding GmbH, (Germany), Reg. S, 10.00%, 11/15/2029	EUR	1,650	1,880
Axalta Coating Systems Dutch Holding B BV, (Netherlands), 7.25%, 02/15/2031 (e)		206	214
Axalta Coating Systems LLC, 3.38%, 02/15/2029 (e)		164	157
Bond US Bidco 1, Inc. / Bidco 2 / Bidco 3 / German Bidco 1 GmbH / German Bidco 2, 6.50%, 06/15/2033 (e)	EUR	5,714	6,577
7.13%, 06/15/2033 (e)		867	876
Celanese US Holdings LLC, 1.40%, 08/05/2026		280	278
6.50%, 04/15/2030		71	72
6.75%, 04/15/2033		676	688
7.00%, 02/15/2031		128	132
7.33%, 07/15/2029		192	201
7.35%, 11/15/2028		363	378
7.38%, 02/15/2034		486	502
7.38%, 07/15/2032		263	277
7.55%, 11/15/2030		260	276
7.70%, 11/15/2033		226	241
Cerdia Finanz GmbH, (Germany), 9.38%, 10/03/2031 (e)		140	126
Chemours Co. (The), 4.63%, 11/15/2029 (e)		743	709
5.75%, 11/15/2028 (e)		1,350	1,349
7.88%, 03/15/2034 (e)		1,054	1,059
8.00%, 01/15/2033 (e)		75	76
Consolidated Energy Finance SA, (Luxembourg), 5.63%, 10/15/2028 (e)		190	182
12.00%, 02/15/2031 (e)		77	80
CVR Partners LP / CVR Nitrogen Finance Corp., 6.13%, 06/15/2028 (e)		188	187

SEE NOTES TO FINANCIAL STATEMENTS.

250	SIX CIRCLES TRUST	JUNE 30, 2026

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)
Corporate Bonds — continued
Chemicals — continued
Element Solutions, Inc., 3.88%, 09/01/2028 (e)		3,180	3,103
Equate Petrochemical Co. KSCC, (Kuwait), Reg. S, 4.25%, 11/03/2026		427	425
FIS Fabbrica Italiana Sintetici SpA, (Italy), 5.25%, 02/05/2031 (e)	EUR	1,000	1,156
FMC Corp., 3.45%, 10/01/2029		739	684
5.65%, 05/18/2033		178	160
6.38%, 05/18/2053		94	74
8.00%, 06/01/2031 (e)		1,346	1,400
(CMT Index 5 Year + 4.37%), 8.45%, 11/01/2055 (aa)		91	66
GC Treasury Center Co. Ltd., (Thailand),
(CMT Index 5 Year + 2.82%), 6.50%, 09/10/2030 (e) (x) (aa)		1,000	990
(CMT Index 5 Year + 3.16%), 7.13%, 03/10/2035 (e) (x) (aa)		1,000	991
Herens Holdco Sarl, (Luxembourg), 4.75%, 05/15/2028 (e)		15	13
Herens Midco Sarl, (Luxembourg), Reg. S, 5.25%, 05/15/2029	EUR	1,000	750
Huntsman International LLC, 4.50%, 05/01/2029		155	151
ICL Group Ltd., (Israel), Reg. S, 6.04%, 06/16/2036 (e)		2,500	2,498
INEOS Finance plc, (United Kingdom),
Reg. S, 5.63%, 08/15/2030	EUR	784	836
Reg. S, 6.38%, 04/15/2029	EUR	3,431	3,856
6.75%, 05/15/2028 (e)		43	43
Reg. S, 7.25%, 03/31/2031	EUR	2,381	2,590
7.50%, 04/15/2029 (e)		72	70
7.88%, 11/15/2031 (e)	EUR	1,650	1,813
INEOS Quattro Finance 2 plc, (United Kingdom),
Reg. S, 6.75%, 04/15/2030	EUR	830	796
Reg. S, 8.50%, 03/15/2029	EUR	1,561	1,634
9.63%, 03/15/2029 (e)		39	37
Ingevity Corp., 3.88%, 11/01/2028 (e)		130	126
Innophos Holdings, Inc., 11.50%, 06/15/2029 (e)		98	90
Itelyum Regeneration SpA, (Italy), Reg. S, 5.75%, 04/15/2030	EUR	1,771	2,052
Lune Holdings Sarl, (Luxembourg), Reg. S, 5.63%, 11/15/2028	EUR	211	2
Mativ Holdings, Inc., 8.00%, 10/01/2029 (e)		64	64
Methanex Corp., (Canada), 5.13%, 10/15/2027		260	260
Methanex US Operations, Inc., 6.25%, 03/15/2032 (e)		651	659
Minerals Technologies, Inc., 5.00%, 07/01/2028 (e)		143	142
Nouryon Finance BV, (Netherlands), 6.13%, 07/15/2031 (e) (w)	EUR	6,190	7,186

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)

Chemicals — continued
Nufarm Australia Ltd. / Nufarm Americas, Inc., (Australia), 5.00%, 01/27/2030 (e)		200	191
OCP SA, (Morocco),
Reg. S, 3.75%, 06/23/2031		4,400	4,067
Reg. S, 5.13%, 06/23/2051		4,900	3,968
Olin Corp., 6.63%, 04/01/2033 (e)		150	148
Olympus Water US Holding Corp., 4.25%, 10/01/2028 (e)		1,006	976
Reg. S, 5.38%, 10/01/2029	EUR	100	111
6.25%, 10/01/2029 (e)		80	79
6.75%, 08/01/2032 (e)		4,179	4,084
7.25%, 06/15/2031 (e)		3,797	3,845
7.25%, 02/15/2033 (e)		4,974	4,919
Perimeter Holdings LLC, 6.25%, 01/15/2034 (e)		2,031	2,028
Sasol Financing USA LLC, Reg. S, 8.75%, 05/03/2029		1,553	1,626
SCIH Salt Holdings, Inc., 4.88%, 05/01/2028 (e)		96	95
6.63%, 05/01/2029 (e)		165	163
SK Invictus Intermediate II Sarl, (Luxembourg), 5.00%, 10/30/2029 (e)		2,143	2,097
SNF Group SACA, (France), 3.38%, 03/15/2030 (e)		1,700	1,583
Solstice Advanced Materials, Inc., 5.63%, 09/30/2033 (e)		764	760
Stonepeak Motion Holdco Ltd. / Stonepeak Motion Finco LLC, (Multinational), 5.00%, 07/15/2033 (e) (w)	EUR	3,408	3,923
Tronox, Inc., 4.63%, 03/15/2029 (e)		138	97
WR Grace Holdings LLC, 5.63%, 08/15/2029 (e)		3,504	3,296
6.63%, 08/15/2032 (e)		1,469	1,424
7.00%, 08/01/2033 (e)		1,308	1,272
7.38%, 03/01/2031 (e)		53	53

			95,177

Forest Products & Paper — 0.0% (g)
Ahlstrom Holding 3 Oy, (Finland), 4.88%, 02/04/2028 (e)		68	67
Domtar Corp., 6.75%, 10/01/2028 (e)		62	43
Fedrigoni SpA, (Italy), Reg. S, 6.13%, 06/15/2031	EUR	100	116
Fiber Midco SpA, (Italy), Reg. S, 10.75% (PIK), 06/15/2029 (v)	EUR	123	131
Inversiones CMPC SA, (Chile), Reg. S, 3.85%, 01/13/2030		561	525
Magnera Corp., 4.75%, 11/15/2029 (e)		60	56
7.25%, 11/15/2031 (e)		886	865
Mercer International, Inc., 5.13%, 02/01/2029		112	60
12.88%, 10/01/2028 (e)		56	31

			1,894

SEE NOTES TO FINANCIAL STATEMENTS.

JUNE 30, 2026	SIX CIRCLES TRUST	251

Six Circles Credit Opportunities Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JUNE 30, 2026 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Iron/Steel — 0.3%
Algoma Steel, Inc., (Canada), 9.13%, 04/15/2029 (e)	97	91
Big River Steel LLC / BRS Finance Corp., 6.63%, 01/31/2029 (e)	3,014	3,018
Carpenter Technology Corp., 5.63%, 03/01/2034 (e)	548	547
Champion Iron Canada, Inc., (Canada), 7.88%, 07/15/2032 (e)	499	516
Cleveland-Cliffs, Inc., 4.63%, 03/01/2029 (e)	375	362
6.25%, 10/01/2040	34	27
6.75%, 04/15/2030 (e)	1,488	1,489
6.88%, 11/01/2029 (e)	1,505	1,518
7.00%, 03/15/2032 (e)	148	147
7.38%, 05/01/2033 (e)	380	380
7.50%, 09/15/2031 (e)	1,273	1,288
7.63%, 01/15/2034 (e)	473	472
Commercial Metals Co., 5.75%, 11/15/2033 (e)	1,111	1,104
6.00%, 12/15/2035 (e)	1,024	1,022
Hybar LLC, 7.38%, 07/01/2034 (e)	1,134	1,140
Infrabuild Australia Pty Ltd., (Australia), 14.50%, 11/15/2028 (e)	153	164
Mineral Resources Ltd., (Australia), 6.00%, 05/01/2032 (e)	919	909
6.25%, 05/01/2034 (e)	674	664
7.00%, 04/01/2031 (e)	117	121
8.50%, 05/01/2030 (e)	114	118
9.25%, 10/01/2028 (e)	1,382	1,427
United States Steel Corp., 6.88%, 03/01/2029	87	87

		16,611

Mining — 1.1%
Anglo American Capital plc, (United Kingdom), 4.63%, 03/19/2031 (e)	428	422
Antofagasta plc, (United Kingdom), Reg. S, 2.38%, 10/14/2030	4,900	4,425
Arcosa, Inc., 4.38%, 04/15/2029 (e)	622	612
6.88%, 08/15/2032 (e)	245	255
Aris Mining Corp., (Canada), 8.00%, 10/31/2029 (e)	249	258
Arsenal AIC Parent LLC, 8.00%, 10/01/2030 (e)	520	542
11.50%, 10/01/2031 (e)	3,515	3,766
Capstone Copper Corp., (Canada), 6.75%, 03/31/2033 (e)	411	417
Century Aluminum Co., 6.88%, 08/01/2032 (e)	500	514
Coeur Mining, Inc., 5.13%, 02/15/2029 (e)	295	293
6.88%, 04/01/2032 (e)	1,886	1,933
Compass Minerals International, Inc., 8.00%, 07/01/2030 (e)	98	103
Constellium SE, (France), 3.75%, 04/15/2029 (e)	50	48

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)

Mining — continued
5.63%, 06/15/2028 (e)		43	43
6.38%, 08/15/2032 (e)		1,814	1,849
Corp. Nacional del Cobre de Chile, (Chile),
Reg. S, 3.63%, 08/01/2027		600	593
Reg. S, 4.50%, 08/01/2047		4,800	3,885
Reg. S, 5.95%, 01/08/2034		2,200	2,268
Eldorado Gold Corp., (Canada), 6.25%, 09/01/2029 (e)		1,553	1,550
ERO Copper Corp., (Canada), 6.50%, 02/15/2030 (e)		1,543	1,537
First Quantum Minerals Ltd., (Canada),
6.38%, 02/15/2036 (e)		2,750	2,698
7.25%, 02/15/2034 (e)		2,379	2,440
8.00%, 03/01/2033 (e)		1,551	1,621
8.63%, 06/01/2031 (e)		2,200	2,291
Freeport Indonesia PT, (Indonesia), Reg. S, 4.76%, 04/14/2027		1,400	1,399
Freeport-McMoRan, Inc., 5.25%, 09/01/2029		380	383
Glencore Funding LLC, 5.19%, 04/01/2030 (e)		612	619
5.37%, 04/04/2029 (e)		973	989
5.40%, 05/08/2028 (e)		159	161
6.13%, 10/06/2028 (e)		83	85
6.38%, 10/06/2030 (e)		591	623
Hudbay Minerals, Inc., (Canada), 6.13%, 04/01/2029 (e)		1,861	1,871
Indonesia Asahan Aluminium PT / Mineral Industri Indonesia Persero PT, (Indonesia),
Reg. S, 5.45%, 05/15/2030		3,300	3,323
Reg. S, 5.80%, 05/15/2050		1,600	1,509
JW Aluminum Continuous Cast Co., 10.25%, 04/01/2030 (e)		219	231
Kaiser Aluminum Corp., 4.50%, 06/01/2031 (e)		1,705	1,632
5.88%, 03/01/2034 (e)		2,133	2,111
Novelis Corp., 3.88%, 08/15/2031 (e)		1,557	1,418
4.75%, 01/30/2030 (e)		2,376	2,297
6.38%, 08/15/2033 (e)		2,373	2,390
6.88%, 01/30/2030 (e)		830	851
Novelis Sheet Ingot GmbH, (Germany), Reg. S, 3.38%, 04/15/2029	EUR	300	337
PLS Group Ltd., (Australia), 6.88%, 05/01/2031 (e)		328	336
Skeena Resources Ltd., (Canada), 8.50%, 04/01/2031 (e)		1,277	1,341
Trekor Metals Ltd., (Canada), 8.25%, 05/01/2030 (e)		583	609

			58,878

Total Basic Materials			172,560

Communications — 12.7%
Advertising — 0.5%
Advantage Sales & Marketing, Inc., 9.00%, 11/15/2030 (e)		42	38

SEE NOTES TO FINANCIAL STATEMENTS.

252	SIX CIRCLES TRUST	JUNE 30, 2026

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)
Corporate Bonds — continued
Advertising — continued
Clear Channel Outdoor Holdings, Inc., 7.13%, 02/15/2031 (e)		1,823	1,888
7.50%, 06/01/2029 (e)		3,286	3,290
7.50%, 03/15/2033 (e)		2,723	2,867
7.75%, 04/15/2028 (e)		891	892
7.88%, 04/01/2030 (e)		1,860	1,937
CMG Media Corp., 8.88%, 06/18/2029 (e)		441	323
Lamar Media Corp., 3.63%, 01/15/2031		205	191
3.75%, 02/15/2028		260	255
4.00%, 02/15/2030		231	221
4.88%, 01/15/2029		164	163
5.38%, 11/01/2033 (e)		235	230
Neptune Bidco US, Inc., 9.29%, 04/15/2029 (e)		2,031	2,071
9.50%, 02/15/2033 (e)		5,987	6,054
10.38%, 05/15/2031 (e)		716	742
Outfront Media Capital LLC / Outfront Media Capital Corp., 4.25%, 01/15/2029 (e)		462	450
4.63%, 03/15/2030 (e)		628	609
6.00%, 06/15/2034 (e)		1,211	1,209
7.38%, 02/15/2031 (e)		77	80
Stagwell Global LLC, 5.63%, 08/15/2029 (e)		109	105
Summer BC Holdco B Sarl, (Luxembourg), Reg. S, 5.88%, 02/15/2030	EUR	2,150	2,153

			25,768

Internet — 1.7%
Angi Group LLC, 3.88%, 08/15/2028 (e)		40	34
AP Core Holdings II LLC, 11.00%, 05/15/2031 (e)		179	187
Arches Buyer, Inc.,
4.25%, 06/01/2028 (e)		106	104
6.13%, 12/01/2028 (e)		63	62
Beignet Investor LLC, 6.58%, 05/30/2049 (e)		21,457	21,935
Cars.com, Inc., 6.38%, 11/01/2028 (e)		168	167
Cogent Communications Group LLC / Cogent Finance, Inc., 6.50%, 07/01/2032 (e)		35	31
eDreams ODIGEO SA, (Spain), Reg. S, 4.88%, 12/30/2030	EUR	4,193	4,471
Engineering - Ingegneria Informatica - SpA, (Italy),
Reg. S, 8.63%, 02/15/2030	EUR	3,175	3,782
Reg. S, 11.13%, 05/15/2028	EUR	2,069	2,458
Future plc, (United Kingdom), Reg. S, 6.75%, 07/10/2030	GBP	1,475	1,823
Gen Digital, Inc.,
6.25%, 04/01/2033 (e)		1,091	1,075
6.75%, 09/30/2027 (e)		827	829
7.13%, 09/30/2030 (e)		566	576
Getty Images, Inc.,
10.50%, 11/15/2030 (e)		394	328
11.25%, 02/21/2030 (e)		25	21
14.00%, 03/01/2028 (e)		42	37

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)

Internet — continued
Go Daddy Operating Co. LLC / GD Finance Co., Inc.,
3.50%, 03/01/2029 (e)		1,029	969
5.25%, 12/01/2027 (e)		187	187
ION Platform Finance US, Inc. / ION Platform Finance Sarl,
4.63%, 05/01/2028 (e)		448	408
5.00%, 05/01/2028 (e)		1,268	1,165
5.75%, 05/15/2028 (e)		157	144
8.75%, 05/01/2029 (e)		968	864
9.00%, 08/01/2029 (e)		212	188
9.50%, 05/30/2029 (e)		197	180
Match Group Holdings II LLC,
3.63%, 10/01/2031 (e)		270	243
4.13%, 08/01/2030 (e)		185	174
4.63%, 06/01/2028 (e)		104	102
5.00%, 12/15/2027 (e)		93	93
5.63%, 02/15/2029 (e)		105	105
6.13%, 09/15/2033 (e)		932	921
Newfold Digital Holdings Group, Inc., 11.75%, 04/30/2029 (e)		137	93
Photo Holdings LLC, 12.00%, 07/01/2031 (e)		214	221
Prosus NV, (Netherlands),
3.26%, 01/19/2027 (e)		780	773
Reg. S, 3.26%, 01/19/2027		3,100	3,070
Reg. S, 4.99%, 01/19/2052		4,700	3,758
Rakuten Group, Inc., (Japan),
Reg. S, (EUR Swap Rate 5 Year + 4.74%), 4.25%, 04/22/2027 (x) (aa)	EUR	2,100	2,376
(CMT Index 5 Year + 4.96%), 6.25%, 04/22/2031 (e) (x) (aa)		212	201
(CMT Index 5 Year + 4.25%), 8.13%, 12/15/2029 (e) (x) (aa)		254	261
9.75%, 04/15/2029 (e)		739	803
11.25%, 02/15/2027 (e)		1,580	1,633
Snap, Inc.,
6.88%, 03/01/2033 (e)		1,594	1,554
6.88%, 03/15/2034 (e)		614	594
Uber Technologies, Inc., 4.50%, 08/15/2029 (e)		1,816	1,803
United Group BV, (Netherlands),
Reg. S, 5.25%, 02/01/2030	EUR	10,865	12,510
6.38%, 05/14/2033 (e)	EUR	4,000	4,661
Reg. S, 6.50%, 10/31/2031	EUR	11,864	13,989
Wayfair LLC,
6.75%, 11/15/2032 (e)		139	143
7.13%, 05/31/2034 (e)		314	323
7.25%, 10/31/2029 (e)		200	206
7.75%, 09/15/2030 (e)		174	183
ZipRecruiter, Inc., 5.00%, 01/15/2030 (e)		72	56

			92,874

SEE NOTES TO FINANCIAL STATEMENTS.

JUNE 30, 2026	SIX CIRCLES TRUST	253

Six Circles Credit Opportunities Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JUNE 30, 2026 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)
Corporate Bonds — continued
Media — 3.0%
AMC Global Media, Inc., 10.50%, 07/15/2032 (e)		65	67
Beasley Mezzanine Holdings LLC, 10.00% (PIK), 12/31/2027 (e) (v)		16	11
Belo Corp., 7.25%, 09/15/2027		76	78
Block Communications, Inc., 10.25%, 03/01/2031 (e)		103	94
CCO Holdings LLC / CCO Holdings Capital Corp.,
4.25%, 02/01/2031 (e)		4,435	3,994
4.25%, 01/15/2034 (e)		1,445	1,224
4.50%, 08/15/2030 (e)		336	311
4.50%, 05/01/2032		2,515	2,228
4.50%, 06/01/2033 (e)		354	308
4.75%, 03/01/2030 (e)		739	701
4.75%, 02/01/2032 (e)		888	796
5.00%, 02/01/2028 (e)		4,236	4,183
5.13%, 05/01/2027 (e)		799	797
5.38%, 06/01/2029 (e)		1,168	1,142
6.38%, 09/01/2029 (e)		1,544	1,543
7.00%, 02/01/2033 (e)		2,878	2,828
7.38%, 03/01/2031 (e)		140	140
7.38%, 02/01/2036 (e)		3,088	3,028
CSC Holdings LLC,
3.38%, 02/15/2031 (e)		141	83
4.13%, 12/01/2030 (e)		153	91
4.50%, 11/15/2031 (e)		217	128
4.63%, 12/01/2030 (e)		7,829	1,820
5.00%, 11/15/2031 (e)		1,769	411
5.38%, 02/01/2028 (e)		138	87
5.50%, 04/15/2027 (e)		1,810	1,214
5.75%, 01/15/2030 (e)		2,310	536
6.50%, 02/01/2029 (e)		516	308
7.50%, 04/01/2028 (e)		146	40
11.25%, 05/15/2028 (e)		139	90
11.75%, 01/31/2029 (e)		277	171
Digi Romania SA, (Romania), 4.63%, 10/29/2031 (e)	EUR	3,550	4,066
Directv Financing LLC, 8.88%, 02/01/2030 (e)		1,914	1,948
Directv Financing LLC / Directv Financing Co-Obligor, Inc.,
5.88%, 08/15/2027 (e)		417	416
9.25%, 06/01/2032 (e)		2,382	2,421
10.00%, 02/15/2031 (e)		1,255	1,302
Discovery Communications LLC,
3.63%, 05/15/2030		175	163
3.95%, 03/20/2028		597	587
4.13%, 05/15/2029		125	124
5.00%, 09/20/2037		110	86
5.30%, 05/15/2049		44	29
6.35%, 06/01/2040		155	123
Discovery Global Holdings, Inc.,
4.05%, 03/15/2029		1,039	1,029

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)

Media — continued
4.28%, 03/15/2032		800	707
4.30%, 01/17/2030	EUR	650	734
4.69%, 05/17/2033	EUR	3,136	3,413
5.05%, 03/15/2042		946	693
5.14%, 03/15/2052		3,554	2,381
DISH DBS Corp.,
5.13%, 06/01/2029		305	274
5.75%, 12/01/2028 (e)		519	503
7.38%, 07/01/2028		202	194
7.75%, 07/01/2026		10,083	10,083
DISH Network Corp., 11.75%, 11/15/2027 (e)		6,087	6,255
Dotdash Meredith, Inc., 7.63%, 06/15/2032 (e)		38	36
EchoStar Corp.,
6.75% (cash), 11/30/2030 (v)		3,865	3,930
10.75%, 11/30/2029		6,320	6,827
EW Scripps Co. (The), 9.88%, 08/15/2030 (e)		161	142
Gray Media, Inc.,
4.75%, 10/15/2030 (e)		119	85
5.38%, 11/15/2031 (e)		1,417	951
7.25%, 08/15/2033 (e)		2,056	2,025
9.63%, 07/15/2032 (e)		1,378	1,329
10.50%, 07/15/2029 (e)		292	308
iHeartCommunications, Inc.,
4.75%, 01/15/2028 (e)		135	129
7.00%, 01/15/2031 (e)		40	35
7.75%, 08/15/2030 (e)		2,008	1,868
9.13%, 05/01/2029 (e)		124	121
10.88%, 05/01/2030 (e)		138	120
LCPR Senior Secured Financing DAC, (Ireland),
5.13%, 07/15/2029 (e)		151	83
6.75%, 10/15/2027 (e)		1,360	778
McGraw-Hill Education, Inc.,
5.75%, 08/01/2028 (e)		150	150
7.38%, 09/01/2031 (e)		130	132
8.00%, 08/01/2029 (e)		122	122
Midcontinent Communications, 8.00%, 08/15/2032 (e)		71	62
Nexstar Media, Inc.,
4.75%, 11/01/2028 (e)		226	221
6.50%, 09/15/2033 (e)		1,253	1,253
7.25%, 04/15/2034 (e)		614	612
Paramount Global,
2.90%, 01/15/2027		451	446
3.38%, 02/15/2028		626	609
3.70%, 06/01/2028		723	701
4.20%, 06/01/2029		66	63
4.20%, 05/19/2032		230	200
4.38%, 03/15/2043		1,286	833
4.60%, 01/15/2045		111	71
4.85%, 07/01/2042		88	60

SEE NOTES TO FINANCIAL STATEMENTS.

254	SIX CIRCLES TRUST	JUNE 30, 2026

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)
Corporate Bonds — continued
Media — continued
4.90%, 08/15/2044		110	73
4.95%, 01/15/2031		280	260
4.95%, 05/19/2050		2,558	1,657
5.25%, 04/01/2044		79	54
5.50%, 05/15/2033		58	52
5.85%, 09/01/2043		351	264
5.90%, 10/15/2040		48	38
6.88%, 04/30/2036		228	214
7.88%, 07/30/2030		353	371
Radiate Holdco LLC / Radiate Finance, Inc., 9.25% (Blend (cash 6.00% + PIK 3.25%)), 03/25/2030 (e) (v)		520	419
Scripps Escrow II, Inc.,
3.88%, 01/15/2029 (e)		59	54
5.38%, 01/15/2031 (e)		83	49
Sinclair Television Group, Inc.,
4.38%, 12/31/2032 (e)		76	59
5.50%, 03/01/2030 (e)		80	69
8.13%, 02/15/2033 (e)		2,994	3,082
9.75%, 02/15/2033 (e)		90	100
Sirius XM Radio LLC,
3.88%, 09/01/2031 (e)		225	204
4.00%, 07/15/2028 (e)		1,359	1,324
4.13%, 07/01/2030 (e)		240	226
5.00%, 08/01/2027 (e)		705	704
5.50%, 07/01/2029 (e)		171	171
5.88%, 04/15/2032 (e)		238	235
Space Exploration Technologies Corp., 5.35%, 07/15/2031 (e)		1,279	1,277
Summer BidCo BV, (Netherlands), 8.88% (PIK), 01/31/2031 (e) (v)	EUR	10,589	12,512
Sunrise FinCo. I BV, (Netherlands),
Reg. S, 4.63%, 05/15/2032	EUR	7,685	8,789
4.88%, 07/15/2031 (e)		831	786
Tele Columbus AG, (Germany), Reg. S, 10.00% (PIK), 01/01/2029 (v)	EUR	2,357	1,613
Telenet Finance Luxembourg Notes Sarl, (Luxembourg), 5.50%, 03/01/2028 (e)		400	390
Univision Communications, Inc.,
4.50%, 05/01/2029 (e)		714	682
7.38%, 06/30/2030 (e)		230	231
8.50%, 07/31/2031 (e)		1,347	1,353
8.88%, 04/15/2033 (e)		1,769	1,741
9.38%, 08/01/2032 (e)		1,785	1,813
UPCB Finance VII Ltd., (Cayman Islands), Reg. S, 3.63%, 06/15/2029	EUR	3,691	4,223
Urban One, Inc., 7.63%, 04/01/2031 (e)		37	13
Versant Media Group, Inc., 7.25%, 01/30/2031 (e)		697	721
Virgin Media Finance plc, (United Kingdom),
Reg. S, 3.75%, 07/15/2030	EUR	1,501	1,380
5.00%, 07/15/2030 (e)		1,369	1,040
Virgin Media O2 Vendor Financing Notes VI DAC, (Ireland), 8.50%, 03/15/2033 (e)		1,459	1,172

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)

Media — continued
Virgin Media O2 Vendor Financing Notes VII DAC, (Ireland),
7.50%, 07/15/2033 (e)	EUR	900	828
Reg. S, 7.50%, 07/15/2033	EUR	1,759	1,618
Virgin Media Secured Finance plc, (United Kingdom),
Reg. S, 4.25%, 01/15/2030	GBP	2,800	3,263
4.50%, 08/15/2030 (e)		688	584
5.50%, 05/15/2029 (e)		1,746	1,656
VZ Secured Financing BV, (Netherlands),
5.00%, 01/15/2032 (e)		1,359	1,189
Reg. S, 5.25%, 01/15/2033	EUR	3,666	3,991
7.50%, 01/15/2033 (e)		347	332
VZ Vendor Financing II BV, (Netherlands), Reg. S, 2.88%, 01/15/2029	EUR	1,979	2,184
Ziggo Bond Co. BV, (Netherlands),
Reg. S, 3.38%, 02/28/2030	EUR	739	756
5.13%, 02/28/2030 (e)		90	79
6.13%, 11/15/2032 (e)	EUR	1,696	1,755
Ziggo BV, (Netherlands),
Reg. S, 2.88%, 01/15/2030	EUR	5,009	5,470
4.88%, 01/15/2030 (e)		3,673	3,448

			166,853

Telecommunications — 7.5%
Altice Financing SA, (Luxembourg),
Reg. S, 3.00%, 01/15/2028	EUR	7,310	5,856
Reg. S, 4.25%, 08/15/2029	EUR	10,469	8,357
5.00%, 01/15/2028 (e)		248	175
5.75%, 08/15/2029 (e)		430	301
9.63%, 07/15/2027 (e)		70	54
Altice Finco SA, (Luxembourg), Reg. S, 4.75%, 01/15/2028	EUR	2,038	548
Altice France Lux 3 / Altice Holdings 1, (Luxembourg), 10.00%, 01/15/2033 (e)		173	171
Altice France SA, (France),
Reg. S, 4.75%, 10/15/2030	EUR	350	389
Reg. S, 5.50%, 10/15/2031	EUR	1,752	1,969
Reg. S, 5.63%, 07/15/2032	EUR	76	86
5.63%, 07/15/2032 (e)	EUR	7,639	8,594
6.50%, 10/15/2031 (e)		1,216	1,178
6.50%, 04/15/2032 (e)		3,078	2,978
6.88%, 10/15/2030 (e)		292	283
6.88%, 07/15/2032 (e)		1,927	1,868
Reg. S, 7.25%, 11/01/2029	EUR	3,662	4,220
9.50%, 11/01/2029 (e)		992	1,005
APLD ComputeCo. 2 LLC, 6.75%, 03/15/2031 (e)		3,005	3,016
APLD ComputeCo. 3 LLC, 7.00%, 06/15/2031 (e)		2,689	2,687
APLD ComputeCo. LLC, 9.25%, 12/15/2030 (e)		2,277	2,457
Axiata SPV2 Bhd., (Malaysia), Reg. S, 2.16%, 08/19/2030		9,000	8,141

SEE NOTES TO FINANCIAL STATEMENTS.

JUNE 30, 2026	SIX CIRCLES TRUST	255

Six Circles Credit Opportunities Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JUNE 30, 2026 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)
Corporate Bonds — continued
Telecommunications — continued
Bell Telephone Co. of Canada or Bell Canada, (Canada),
(CMT Index 5 Year + 2.39%), 6.88%, 09/15/2055 (aa)		302	309
(CMT Index 5 Year + 2.36%), 7.00%, 09/15/2055 (aa)		130	134
Black Pearl Compute LLC, 6.13%, 02/15/2031 (e)		1,342	1,359
British Telecommunications Ltd., (United Kingdom), (CMT Index 5 Year + 3.49%), 4.88%, 11/23/2081 (e) (aa)		58	56
Cipher Compute LLC, 7.13%, 11/15/2030 (e)		1,978	2,056
Connect Finco Sarl / Connect US Finco LLC, (Multinational), 9.00%, 09/15/2029 (e)		1,240	1,305
Connect Holding II LLC, 10.50%, 04/03/2031 (e)		3,197	3,203
Core Scientific Finance I LLC, 7.75%, 05/15/2031 (e)		4,130	4,188
Deutsche Telekom International Finance BV, (Netherlands), 8.25%, 06/15/2030		602	678
Digicel Group Holdings Ltd., (Bermuda),
Series 1B14, , Zero Coupon, 12/31/2030 (e) (bb)		95	6
Series 3B14, , Zero Coupon, 12/31/2030 (e) (bb)		64	—	(h)
Digicel International Finance Ltd. / DILF US LLC, (Multinational), 8.63%, 08/01/2032 (e)		2,701	2,781
Edged Compute LLC, 7.50%, 04/30/2031 (e)		204	199
eircom Finance DAC, (Ireland), Reg. S, 5.00%, 04/30/2031	EUR	8,364	9,670
ELK Grove Village Property LLC, 7.50%, 06/15/2031 (e)		400	403
Embarq LLC, 8.00%, 06/01/2036		259	74
Eutelsat Communications SACA, (France), 6.25%, 03/15/2033 (e)	EUR	2,200	2,583
Eutelsat SA, (France), Reg. S, 1.50%, 10/13/2028	EUR	100	110
Fibercop SpA, (Italy),
1.63%, 01/18/2029	EUR	5,100	5,553
Reg. S, 2.38%, 10/12/2027	EUR	11,502	13,022
Reg. S, 5.13%, 06/30/2032	EUR	8,069	9,472
Reg. S, (EURIBOR 3 Month + 3.00%), 5.20%, 06/30/2031 (aa)	EUR	5,400	6,237
Reg. S, 5.38%, 04/15/2031	EUR	4,482	5,311
6.00%, 09/30/2034 (e)		976	942
Reg. S, 6.88%, 02/15/2028	EUR	1,755	2,099
7.20%, 07/18/2036 (e)		503	516
7.72%, 06/04/2038 (e)		23	24
Reg. S, 7.88%, 07/31/2028	EUR	2,225	2,735
Flash Compute LLC, 7.25%, 12/31/2030 (e)		3,132	3,223
GCI LLC, 4.75%, 10/15/2028 (e)		115	110
GoTo Group, Inc., 5.50%, 05/01/2028 (e)		116	44

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)

Telecommunications — continued
Iliad Holding SAS, (France),
Reg. S, 5.38%, 04/15/2030	EUR	300	352
5.38%, 04/15/2030 (e)	EUR	9,074	10,633
Reg. S, 6.88%, 04/15/2031	EUR	6,885	8,278
7.00%, 10/15/2028 (e)		2,798	2,810
7.00%, 04/15/2032 (e)		2,217	2,259
8.50%, 04/15/2031 (e)		1,454	1,540
Koninklijke KPN NV, (Netherlands), Reg. S, (EUR Swap Rate 5 Year + 3.77%), 6.00%, 09/21/2027 (x) (aa)	EUR	3,820	4,492
Level 3 Financing, Inc.,
3.75%, 07/15/2029 (e)		139	134
6.88%, 06/30/2033 (e)		5,895	6,057
7.00%, 03/31/2034 (e)		7,931	8,179
7.50%, 02/15/2037 (e)		2,613	2,680
8.50%, 01/15/2036 (e)		6,978	7,493
Lumen Technologies, Inc.,
5.38%, 06/15/2029 (e)		415	400
Series P, 7.60%, 09/15/2039		35	33
Series U, 7.65%, 03/15/2042		44	42
Meridian Arc Holdco LLC, 6.25%, 04/30/2031 (e)		18,728	18,773
NJJ Continental SA, (Luxembourg), Reg. S, 5.25%, 07/31/2028	CHF	2,950	3,709
Odido Group Holding BV, (Netherlands), Reg. S, 5.50%, 01/15/2030	EUR	6,486	7,454
Odido Holding BV, (Netherlands), Reg. S, 3.75%, 01/15/2029	EUR	4,751	5,423
Orange SA, (France),
4.75%, 01/13/2033 (e)		600	589
5.00%, 01/13/2036 (e)		1,800	1,761
PLT VII Finance Sarl, (Luxembourg),
Reg. S, (EURIBOR 3 Month + 3.50%), 5.90%, 06/15/2031 (aa)	EUR	1,481	1,692
6.00%, 06/15/2031 (e)	EUR	1,231	1,457
PR RNO Property Owner 1 LLC, 6.50%, 05/01/2031 (e)		8,934	8,927
Qwest Corp., 6.50%, 09/01/2051		721	578
RD Michigan Property Owner I LLC, 7.50%, 03/30/2045 (e)		2,100	2,095
Rogers Communications, Inc., (Canada),
(CMT Index 5 Year + 2.84%), 6.88%, 07/31/2056 (aa)		270	274
(CMT Index 5 Year + 2.65%), 7.00%, 04/15/2055 (aa)		424	434
(CMT Index 5 Year + 2.62%), 7.13%, 04/15/2055 (aa)		180	185
Sable International Finance Ltd., (Cayman Islands), 7.13%, 10/15/2032 (e)		1,590	1,580
SE Cosmos LLC, 8.88%, 05/01/2031 (e)		3,238	3,329
SoftBank Group Corp., (Japan),
Reg. S, 3.38%, 07/06/2029	EUR	100	110
Reg. S, 4.00%, 09/19/2029	EUR	3,756	4,200
Reg. S, 5.00%, 04/15/2028	EUR	11,364	13,145
Reg. S, 5.38%, 01/08/2029	EUR	1,350	1,566

SEE NOTES TO FINANCIAL STATEMENTS.

256	SIX CIRCLES TRUST	JUNE 30, 2026

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)
Corporate Bonds — continued
Telecommunications — continued
Reg. S, 5.75%, 07/08/2032	EUR	6,481	7,360
Reg. S, 5.88%, 07/10/2031	EUR	1,300	1,490
Reg. S, 6.38%, 04/22/2030	EUR	4,639	5,432
Reg. S, 6.38%, 07/10/2033	EUR	1,000	1,146
Reg. S, (ICE EURIBOR Swap Rate 5 Year + 4.46%), 6.50%, 10/29/2062 (aa)	EUR	5,005	5,283
Sprint Capital Corp., 6.88%, 11/15/2028		1,025	1,074
Stingray Compute LLC, 6.00%, 06/15/2031 (e)		825	827
SV RNO Property Owner 1 LLC, 5.88%, 03/01/2031 (e)		7,990	7,876
Telecom Italia Capital SA, (Luxembourg), 7.72%, 06/04/2038		817	938
Telecom Italia SpA, (Italy),
Reg. S, 6.88%, 02/15/2028	EUR	628	752
Reg. S, 7.88%, 07/31/2028	EUR	4,390	5,417
Telecommunications co Telekom Srbija AD Belgrade, (Serbia),
6.75%, 05/18/2033 (e)	EUR	2,300	2,697
Reg. S, 7.00%, 10/28/2029		3,700	3,702
Telefonica Emisiones SA, (Spain), Reg. S, (ICE EURIBOR Swap Rate 8 Year + 2.13%), 4.88%, 01/19/2034 (x) (aa)	EUR	3,400	3,855
Telefonica Europe BV, (Netherlands),
Reg. S, (EUR Swap Rate 8 Year + 2.62%), 2.38%, 02/12/2029 (x) (aa)	EUR	8,100	8,863
Reg. S, (EUR Swap Rate 8 Year + 3.07%), 2.88%, 06/24/2027 (x) (aa)	EUR	2,000	2,265
Reg. S, (EUR Swap Rate 6 Year + 2.87%), 2.88%, 02/24/2028 (x) (aa)	EUR	3,300	3,707
Reg. S, (ICE EURIBOR Swap Rate 8 Year + 3.12%), 5.75%, 01/15/2032 (x) (aa)	EUR	2,700	3,263
Reg. S, (EUR Swap Rate + 3.35%), 6.14%, 02/03/2030 (x) (aa)	EUR	3,700	4,495
Reg. S, (ICE EURIBOR Swap Rate 8 Year + 3.62%), 6.75%, 06/07/2031 (x) (aa)	EUR	7,500	9,414
8.25%, 09/15/2030		334	375
Telesat Canada / Telesat LLC, (Canada), 6.50%, 10/15/2027 (e)		30	21
TELUS Corp., (Canada),
(CMT Index 5 Year + 2.69%), 6.38%, 06/09/2056 (aa)		322	321
(CMT Index 5 Year + 2.77%), 6.63%, 10/15/2055 (aa)		275	279
(CMT Index 5 Year + 2.52%), 6.63%, 06/09/2056 (aa)		234	233
(CMT Index 5 Year + 2.71%), 7.00%, 10/15/2055 (aa)		288	298
Uniti Group LP / Uniti Group Finance 2019, Inc. / CSL Capital LLC,
4.75%, 04/15/2028 (e)		1,259	1,255
6.50%, 02/15/2029 (e)		2,484	2,465
8.63%, 06/15/2032 (e)		3,787	3,968
Uniti Services LLC, 7.50%, 10/15/2033 (e)		3,194	3,361

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)

Telecommunications — continued
Veon Midco BV, (Netherlands),
6.95%, 06/01/2031 (e)		1,700	1,698
7.45%, 06/01/2033 (e)		2,000	1,997
Viasat, Inc.,
5.63%, 04/15/2027 (e)		820	819
6.50%, 07/15/2028 (e)		85	85
7.50%, 05/30/2031 (e)		159	161
Viavi Solutions, Inc., 3.75%, 10/01/2029 (e)		332	317
Vmed O2 UK Financing I plc, (United Kingdom),
Reg. S, 3.25%, 01/31/2031	EUR	6,379	6,412
4.25%, 01/31/2031 (e)		1,171	966
Reg. S, 4.50%, 07/15/2031	GBP	8,741	9,512
4.75%, 07/15/2031 (e)		738	607
Reg. S, 5.63%, 04/15/2032	EUR	9,665	9,719
6.75%, 01/15/2033 (e)		1,102	934
7.75%, 04/15/2032 (e)		163	147
Vodafone Group plc, (United Kingdom),
Reg. S, (ICE EURIBOR Swap Rate 5 Year + 2.14%), 4.63%, 09/12/2055 (aa)	EUR	3,438	3,868
(CMT Index 5 Year + 3.07%), 5.13%, 06/04/2081 (aa)		116	91
(USD Semi-annual Swap Rate 5 Year + 4.87%), 7.00%, 04/04/2079 (aa)		637	660
Reg. S, (UK Gilts 5 Year + 3.84%), 8.00%, 08/30/2086 (aa)	GBP	7,670	11,005
Windstream Services LLC / Windstream Escrow Finance Corp., 8.25%, 10/01/2031 (e)		4,762	5,022
WULF Compute LLC, 7.75%, 10/15/2030 (e)		2,546	2,674
Yondr JK 1 LLC, 6.88%, 06/30/2031 (e)		628	629
Zayo Group Holdings, Inc.,
9.25% (cash), 03/09/2030 (e) (v)		891	890
13.75% (cash), 09/09/2030 (e) (v)		2,843	2,804
Zegona Finance plc, (United Kingdom), 8.63%, 07/15/2029 (e)		684	714

			419,561

Total Communications			705,056

Consumer Cyclical — 11.2%
Airlines — 0.3%
Air Canada, (Canada), 3.88%, 08/15/2026 (e)		566	565
Air France-KLM, (France), Reg. S, (ICE EURIBOR Swap Rate 5 Year + 3.58%), 5.75%, 05/21/2030 (x) (aa)	EUR	1,100	1,282
Alaska Airlines, Inc., 6.50%, 06/01/2031 (e)		200	201
Allegiant Travel Co., 7.13%, 07/01/2031 (e)		264	267
American Airlines, Inc., 7.25%, 02/15/2028 (e)		1,011	1,023
American Airlines, Inc. / AAdvantage Loyalty IP Ltd., (Multinational), 5.75%, 04/20/2029 (e)		2,179	2,184

SEE NOTES TO FINANCIAL STATEMENTS.

JUNE 30, 2026	SIX CIRCLES TRUST	257

Six Circles Credit Opportunities Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JUNE 30, 2026 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)
Corporate Bonds — continued
Airlines — continued
Avianca Midco 2 plc, (United Kingdom),
9.00%, 12/01/2028 (e)		181	185
9.50%, 01/28/2031 (e)		203	200
9.63%, 02/14/2030 (e)		280	277
JetBlue Airways Corp. / JetBlue Loyalty LP, (Multinational), 9.88%, 09/20/2031 (e)		910	824
OneSky Flight LLC, 8.88%, 12/15/2029 (e)		238	252
United Airlines Holdings, Inc.,
4.88%, 03/01/2029		871	861
5.38%, 03/01/2031		1,385	1,375
United Airlines Pass Through Trust, Series 20-1, Class A, 5.88%, 10/15/2027		1,157	1,171
United Airlines, Inc., 4.63%, 04/15/2029 (e)		1,066	1,051
VistaJet Malta Finance plc / Vista Management Holding, Inc., (Multinational),
6.38%, 02/01/2030 (e)		175	166
8.75%, 01/15/2032 (e)		689	683
9.50%, 06/01/2028 (e)		1,265	1,281
WestJet Airlines Ltd., (Canada), 8.00%, 02/14/2031 (e)		458	460

			14,308

Apparel — 0.6%
Beach Acquisition Bidco LLC,
5.25%, 07/15/2032 (e)	EUR	6,552	7,622
Reg. S, 5.25%, 07/15/2032	EUR	513	597
10.00% (cash), 07/15/2033 (e) (v)		2,348	2,666
Champ Acquisition Corp., 8.38%, 12/01/2031 (e)		84	88
Crocs, Inc.,
4.13%, 08/15/2031 (e)		230	215
4.25%, 03/15/2029 (e)		314	305
Gg12 SpA, (Italy), 6.25%, 04/28/2033 (e)	EUR	12,637	14,786
Kontoor Brands, Inc., 4.13%, 11/15/2029 (e)		686	657
Levi Strauss & Co.,
3.50%, 03/01/2031 (e)		415	384
4.00%, 08/15/2030 (e)	EUR	3,967	4,555
Under Armour, Inc., 7.25%, 07/15/2030 (e)		129	130
VF Corp.,
0.25%, 02/25/2028	EUR	1,000	1,079
2.95%, 04/23/2030		83	76
4.25%, 03/07/2029	EUR	102	117
6.45%, 11/01/2037		43	41
William Carter Co. (The), 7.38%, 02/15/2031 (e)		75	77
Wolverine World Wide, Inc., 4.00%, 08/15/2029 (e)		2,432	2,292

			35,687

Auto Manufacturers — 1.2%
Allison Transmission, Inc.,
3.75%, 01/30/2031 (e)		46	43

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)

Auto Manufacturers — continued
5.88%, 06/01/2029 (e)		293	295
5.88%, 12/01/2033 (e)		623	621
Aston Martin Capital Holdings Ltd., (Jersey),
10.00%, 03/31/2029 (e)		204	159
Reg. S, 10.38%, 03/31/2029	GBP	825	871
Ford Motor Credit Co. LLC,
2.70%, 08/10/2026		1,235	1,232
4.27%, 01/09/2027		600	598
4.97%, 04/06/2029		236	234
5.13%, 11/05/2026		1,374	1,376
5.30%, 09/06/2029		252	251
5.80%, 03/08/2029		1,202	1,213
5.85%, 05/17/2027		1,507	1,518
5.88%, 11/07/2029		625	633
6.80%, 05/12/2028		225	231
7.35%, 11/04/2027		876	900
General Motors Financial Co., Inc.,
(United States SOFR + 1.29%), 4.92%, 01/07/2030 (aa)		229	231
5.55%, 07/15/2029		151	154
5.65%, 01/17/2029		641	653
Hyundai Capital America,
2.00%, 06/15/2028 (e)		248	235
4.30%, 09/24/2027 (e)		417	416
5.30%, 01/08/2029 (e)		589	596
6.10%, 09/21/2028 (e)		735	754
6.50%, 01/16/2029 (e)		72	75
Jaguar Land Rover Automotive plc, (United Kingdom),
4.50%, 10/01/2027 (e)		228	226
5.88%, 01/15/2028 (e)		163	163
JB Poindexter & Co., Inc., 8.75%, 12/15/2031 (e)		701	721
New Flyer Holdings, Inc., 9.25%, 07/01/2030 (e)		463	498
Nissan Motor Acceptance Co. LLC,
1.85%, 09/16/2026 (e)		789	782
2.75%, 03/09/2028 (e)		85	81
5.30%, 09/13/2027 (e)		29	29
5.63%, 09/29/2028 (e)		66	66
6.13%, 09/30/2030 (e)		1,599	1,572
6.95%, 09/15/2026 (e)		972	974
7.05%, 09/15/2028 (e)		61	62
Nissan Motor Co. Ltd., (Japan),
4.35%, 09/17/2027 (e)		607	597
4.81%, 09/17/2030 (e)		219	204
5.25%, 07/17/2029 (e)	EUR	1,837	2,128
6.38%, 07/17/2033 (e)	EUR	2,028	2,366
Reg. S, 6.38%, 07/17/2033	EUR	2,175	2,537
7.50%, 07/17/2030 (e)		1,058	1,091
7.75%, 07/17/2032 (e)		2,046	2,121
8.13%, 07/17/2035 (e)		1,655	1,753
PM General Purchaser LLC, 9.50%, 10/01/2028 (e)		1,526	1,321

SEE NOTES TO FINANCIAL STATEMENTS.

258	SIX CIRCLES TRUST	JUNE 30, 2026

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)
Corporate Bonds — continued
Auto Manufacturers — continued
RCI Banque SA, (France),
Reg. S, (ICE EURIBOR Swap Rate 5 Year + 2.75%), 5.50%, 10/09/2034 (aa)	EUR	100	118
Reg. S, (ICE EURIBOR Swap Rate 5 Year + 3.84%), 6.13%, 09/24/2030 (x) (aa)	EUR	4,800	5,505
Rivian Holdings LLC / Rivian LLC / Rivian Automotive LLC, 10.00%, 01/15/2031 (e)		318	317
Stellantis NV, (Netherlands),
Reg. S, (ICE EURIBOR Swap Rate 5 Year + 3.77%), 6.25%, 03/16/2031 (x) (aa)	EUR	8,250	9,242
Reg. S, (ICE EURIBOR Swap Rate 5 Year + 4.24%), 6.88%, 12/16/2033 (x) (aa)	EUR	9,676	10,791
Reg. S, (UK Gilts 5 Year + 4.08%), 8.25%, 06/16/2032 (x) (aa)	GBP	2,191	2,837
Volkswagen International Finance NV, (Netherlands),
Reg. S, (ICE EURIBOR Swap Rate 5 Year + 3.17%), 5.49%, 11/15/2030 (x) (aa)	EUR	3,700	4,308
Reg. S, (ICE EURIBOR Swap Rate 8 Year + 3.49%), 5.99%, 11/15/2033 (x) (aa)	EUR	100	117
Series PNC5, Reg. S, (EUR Swap Rate 5 Year + 4.29%), 7.50%, 09/06/2028 (x) (aa)	EUR	900	1,096
Wabash National Corp., 4.50%, 10/15/2028 (e)		26	24

			66,936

Auto Parts & Equipment — 2.6%
Adient Global Holdings Ltd., (Jersey), 7.50%, 02/15/2033 (e)		76	78
American Axle & Manufacturing, Inc.,
6.38%, 10/15/2032 (e)		1,321	1,317
6.88%, 07/01/2028		168	168
7.75%, 10/15/2033 (e)		403	398
Aptiv Swiss Holdings Ltd., (Jersey), (CMT Index 5 Year + 3.39%), 6.88%, 12/15/2054 (aa)		250	255
Clarios Global LP / Clarios US Finance Co., (Multinational),
4.75%, 06/15/2031 (e)	EUR	8,385	9,692
6.75%, 05/15/2028 (e)		1,676	1,702
6.75%, 02/15/2030 (e)		1,445	1,489
6.75%, 09/15/2032 (e)		3,883	3,960
Cooper-Standard Automotive, Inc., 9.25%, 03/01/2031 (e)		87	88
Cyprium Corp. / Cyprium Holdings Luxembourg Sarl, (Multinational),
6.13%, 04/15/2031 (e)		975	975
6.38%, 04/15/2034 (e)		856	854
Dana, Inc.,
4.25%, 09/01/2030		131	131
4.50%, 02/15/2032		213	212
Dexko Global, Inc., 7.50%, 04/15/2032 (e)		119	98
Dorman Products, Inc., 6.25%, 06/15/2034 (e)		484	489

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)

Auto Parts & Equipment — continued
Forvia SE, (France),
Reg. S, 5.13%, 06/15/2029	EUR	924	1,081
5.38%, 03/15/2031 (e)	EUR	2,049	2,392
Reg. S, 5.50%, 06/15/2031	EUR	1,383	1,618
Reg. S, 5.63%, 06/15/2030	EUR	7,672	9,041
6.75%, 09/15/2033 (e)		83	83
8.00%, 06/15/2030 (e)		57	60
Garrett Motion Holdings, Inc. / Garrett LX I Sarl, 7.75%, 05/31/2032 (e)		852	895
Gestamp Automocion SA, (Spain), 4.38%, 10/15/2030 (e)	EUR	1,650	1,889
Goodyear Tire & Rubber Co. (The),
5.00%, 07/15/2029		204	195
5.25%, 04/30/2031		37	33
5.25%, 07/15/2031		76	68
5.63%, 04/30/2033		30	26
6.63%, 07/15/2030		14	14
8.88%, 07/15/2032		987	995
Grupo Antolin-Irausa SA, (Spain), Reg. S, 3.50%, 04/30/2028	EUR	1,200	627
IHO Verwaltungs GmbH, (Germany),
5.63% (cash), 05/15/2031 (e) (v)	EUR	7,827	9,303
Reg. S, 6.75% (cash), 11/15/2029 (v)	EUR	1,725	2,061
Reg. S, 7.00% (cash), 11/15/2031 (v)	EUR	5,207	6,357
7.38% (cash), 05/15/2033 (e) (v)		484	503
7.75% (cash), 11/15/2030 (e) (v)		124	128
8.00% (cash), 11/15/2032 (e) (v)		131	136
Mahle GmbH, (Germany), Reg. S, 7.13%, 07/15/2032	EUR	5,125	6,168
Phinia, Inc.,
6.63%, 10/15/2032 (e)		252	258
6.75%, 04/15/2029 (e)		215	220
Qnity Electronics, Inc.,
5.75%, 08/15/2032 (e)		608	612
6.25%, 08/15/2033 (e)		448	456
Schaeffler AG, (Germany),
Reg. S, 4.50%, 03/28/2030	EUR	6,300	7,297
Reg. S, 4.50%, 05/12/2032	EUR	15,600	17,815
Reg. S, 4.75%, 08/14/2029	EUR	1,900	2,218
Reg. S, 5.38%, 04/01/2031	EUR	4,600	5,488
Tenneco, Inc., 8.00%, 11/17/2028 (e)		3,007	3,026
Titan International, Inc., 7.00%, 04/30/2028		911	910
Valeo SE, (France),
Reg. S, 4.63%, 03/23/2032	EUR	700	799
Reg. S, 5.13%, 05/20/2031	EUR	1,600	1,887
ZF Europe Finance BV, (Netherlands),
Reg. S, 2.50%, 10/23/2027	EUR	100	113
Reg. S, 3.00%, 10/23/2029	EUR	1,600	1,742
Reg. S, 4.75%, 01/31/2029	EUR	4,300	4,924
Reg. S, 5.50%, 02/17/2032	EUR	6,200	7,008
Reg. S, 6.13%, 03/13/2029	EUR	2,000	2,358
Reg. S, 7.00%, 06/12/2030	EUR	14,900	18,100
ZF Finance GmbH, (Germany), Reg. S, 2.25%, 05/03/2028	EUR	900	995

SEE NOTES TO FINANCIAL STATEMENTS.

JUNE 30, 2026	SIX CIRCLES TRUST	259

Six Circles Credit Opportunities Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JUNE 30, 2026 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)
Corporate Bonds — continued
Auto Parts & Equipment — continued
ZF North America Capital, Inc.,
6.75%, 04/23/2030 (e)		186	184
6.88%, 04/14/2028 (e)		835	854
6.88%, 04/23/2032 (e)		96	95
7.13%, 04/14/2030 (e)		179	180
7.50%, 03/24/2031 (e)		2,159	2,174

			145,292

Distribution/Wholesale — 0.2%
American Builders & Contractors Supply Co., Inc., 3.88%, 11/15/2029 (e)		11	11
Azelis Finance NV, (Belgium), 4.13%, 03/10/2031 (e)	EUR	1,378	1,576
Cesar SpA, (Italy),
Reg. S, 6.50%, 09/30/2031	EUR	3,081	3,601
6.50%, 09/30/2031 (e)	EUR	1,320	1,543
Reg. S, (EURIBOR 3 Month + 4.25%), 6.54%, 09/30/2031 (aa)	EUR	101	117
Core & Main LP, 6.00%, 07/01/2034 (e) (w)		2,005	2,012
Dealer Tire LLC / DT Issuer LLC, 8.00%, 02/01/2028 (e)		108	108
Gates Corp., 6.88%, 07/01/2029 (e)		497	508
RB Global Holdings, Inc.,
6.75%, 03/15/2028 (e)		132	134
7.75%, 03/15/2031 (e)		153	158
Resideo Funding, Inc.,
4.00%, 09/01/2029 (e)		218	209
6.50%, 07/15/2032 (e)		690	693
S&S Holdings LLC, 8.38%, 10/01/2031 (e)		102	97
Velocity Vehicle Group LLC, 8.00%, 06/01/2029 (e)		496	490
Veritiv Operating Co., 10.50%, 11/30/2030 (e)		1,306	1,335
Windsor Holdings III LLC, 8.50%, 06/15/2030 (e)		908	945

			13,537

Entertainment — 1.6%
888 Acquisitions Ltd., (Gibraltar),
8.00%, 09/30/2031 (e)	EUR	3,641	4,296
Reg. S, 10.75%, 05/15/2030	GBP	1,560	2,162
Affinity Interactive, 6.88%, 12/15/2027 (e)		115	65
Allen Media LLC / Allen Media Co-Issuer, Inc., 10.50%, 02/15/2028 (e)		115	46
Allwyn Entertainment Financing UK plc, (United Kingdom),
Reg. S, 7.25%, 04/30/2030	EUR	5,310	6,307
7.88%, 04/30/2029 (e)		125	129
AMC Entertainment Holdings, Inc., 7.50%, 02/15/2029 (e)		55	51
Banijay Entertainment SAS, (France), 8.13%, 05/01/2029 (e)		104	107
Brightstar Lottery plc / Brightstar Global Solutions Corp., (United Kingdom), 5.75%, 01/15/2033 (e)		996	976

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)

Entertainment — continued
Caesars Entertainment, Inc.,
4.63%, 10/15/2029 (e)		3,587	3,448
6.00%, 10/15/2032 (e)		61	55
6.50%, 02/15/2032 (e)		840	820
7.00%, 02/15/2030 (e)		2,670	2,686
Churchill Downs, Inc.,
4.75%, 01/15/2028 (e)		416	412
5.50%, 04/01/2027 (e)		775	775
5.75%, 04/01/2030 (e)		1,567	1,565
6.75%, 05/01/2031 (e)		1,962	1,996
Cinemark USA, Inc.,
5.25%, 07/15/2028 (e)		85	85
7.00%, 08/01/2032 (e)		284	293
Cirsa Finance International Sarl, (Luxembourg),
Reg. S, 4.88%, 10/15/2031	EUR	3,378	3,928
4.88%, 10/15/2031 (e)	EUR	2,975	3,459
Reg. S, 6.50%, 03/15/2029	EUR	3,587	4,236
Empire Resorts, Inc., 7.75%, 11/01/2026 (e)		549	548
Entain plc, (Isle of Man), Reg. S, 4.88%, 11/30/2031	EUR	1,200	1,387
Flutter Treasury DAC, (Ireland),
4.00%, 06/04/2031 (e)	EUR	1,250	1,406
5.88%, 06/04/2031 (e)		400	399
6.38%, 04/29/2029 (e)		1,472	1,494
Great Canadian Gaming Corp. / Raptor LLC, (Multinational), 8.75%, 11/15/2029 (e)		373	373
GSG Bidco Ltd., (Jersey), 5.38%, 06/15/2036 (e)	EUR	800	904
Intralot Capital Luxembourg SA, (Luxembourg), 6.75%, 10/15/2031 (e)	EUR	1,250	1,448
Jacobs Entertainment, Inc., 6.75%, 02/15/2029 (e)		1,528	1,495
LHMC Finco 2 Sarl, (Luxembourg), Reg. S, 8.63% (cash), 05/15/2030 (v)	EUR	5,155	6,064
Light & Wonder International, Inc.,
6.25%, 10/01/2033 (e)		890	885
7.25%, 11/15/2029 (e)		98	100
7.50%, 09/01/2031 (e)		335	347
Live Nation Entertainment, Inc.,
3.75%, 01/15/2028 (e)		62	61
4.75%, 10/15/2027 (e)		699	697
Lottomatica Group SpA, (Italy),
4.63%, 04/30/2032 (e)	EUR	3,084	3,545
4.88%, 01/31/2031 (e)	EUR	3,397	3,961
Merlin Entertainments Group US Holdings, Inc., 7.38%, 02/15/2031 (e)		1,016	858
Midwest Gaming Borrower LLC / Midwest Gaming Finance Corp., 4.88%, 05/01/2029 (e)		1,846	1,797
Mohegan Tribal Gaming Authority / MS Digital Entertainment Holdings LLC,
8.25%, 04/15/2030 (e)		348	362
11.88%, 04/15/2031 (e)		224	243

SEE NOTES TO FINANCIAL STATEMENTS.

260	SIX CIRCLES TRUST	JUNE 30, 2026

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)
Corporate Bonds — continued
Entertainment — continued
Motion Bondco DAC, (Ireland), 6.63%, 11/15/2027 (e)		464	449
Motion Finco Sarl, (Luxembourg),
Reg. S, 7.38%, 06/15/2030	EUR	3,100	3,076
8.38%, 02/15/2032 (e)		39	33
Muvico LLC, 15.00% (Blend (cash 9.00% + PIK 6.00%)), 02/19/2029 (e) (v)		116	126
Ontario Gaming GTA LP / OTG Co-Issuer, Inc., (Canada), 8.00%, 08/01/2030 (e)		81	80
Penn Entertainment, Inc.,
4.13%, 07/01/2029 (e)		425	408
5.63%, 01/15/2027 (e)		2,094	2,094
Pioneer Opco LLC, 7.00%, 05/15/2033 (e)		838	853
Playtech Plc, (Isle of Man), Reg. S, 5.88%, 06/28/2028	EUR	1,700	1,973
Premier Entertainment Sub LLC / Premier Entertainment Finance Corp.,
5.63%, 09/01/2029 (e)		432	300
5.88%, 09/01/2031 (e)		453	294
Resorts World Las Vegas LLC / RWLV Capital, Inc.,
Reg. S, 4.63%, 04/16/2029		400	359
4.63%, 04/06/2031 (e)		200	167
8.45%, 07/27/2030 (e)		200	198
Rivers Enterprise Borrower LLC, 6.25%, 10/15/2030 (e)		1,134	1,150
Rivers Enterprise Borrower LLC / Rivers Enterprise Finance Corp., 6.63%, 02/01/2033 (e)		1,554	1,577
Scientific Games Holdings LP / Scientific Games US FinCo., Inc., 6.63%, 03/01/2030 (e)		1,801	1,540
SeaWorld Parks & Entertainment, Inc., 5.25%, 08/15/2029 (e)		72	70
Six Flags Entertainment Corp., 7.25%, 05/15/2031 (e)		108	108
Six Flags Entertainment Corp. / Canada’s Wonderland Co. / Magnum Management Corp.,
5.25%, 07/15/2029		67	65
6.50%, 10/01/2028		65	65
Six Flags Entertainment Corp. / Canada’s Wonderland Co. / Millennium Operations LLC, 8.63%, 01/15/2032 (e)		354	365
Six Flags Entertainment Corp. / Six Flags Theme Parks, Inc. / Canada’s Wonderland Co., 6.63%, 05/01/2032 (e)		161	163
Starz Capital Holdings 1, Inc., 6.00%, 04/15/2030 (e)		579	552
Vail Resorts, Inc.,
5.63%, 07/15/2030 (e)		415	414
6.50%, 05/15/2032 (e)		527	537
Voyager Parent LLC, 9.25%, 07/01/2032 (e)		3,413	3,609

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)

Entertainment — continued
Wynn Resorts Finance LLC / Wynn Resorts Capital Corp.,
5.13%, 10/01/2029 (e)		2,053	2,039
6.25%, 03/15/2033 (e)		1,549	1,555
7.13%, 02/15/2031 (e)		788	833

			91,323

Food Service — 0.0% (g)
Aramark G Services, Inc., 5.00%, 02/01/2028 (e)		483	482
gategroup Finance Luxembourg SA, (Luxembourg), Reg. S, 3.00%, 02/28/2027	CHF	150	186
TKC Holdings, Inc.,
8.50%, 08/15/2030 (e)		263	270
12.00%, 02/15/2031 (e)		144	152

			1,090

Home Builders — 0.7%
Adams Homes, Inc., 9.25%, 10/15/2028 (e)		283	292
Ashton Woods USA LLC / Ashton Woods Finance Co.,
4.63%, 08/01/2029 (e)		1,604	1,545
4.63%, 04/01/2030 (e)		1,366	1,300
6.88%, 08/01/2033 (e)		858	850
Beazer Homes USA, Inc.,
7.25%, 10/15/2029		1,494	1,507
7.50%, 03/15/2031 (e)		48	48
8.00%, 01/15/2032 (e)		528	529
Brookfield Residential Properties, Inc. / Brookfield Residential US LLC, (Canada),
4.88%, 02/15/2030 (e)		2,747	2,557
5.00%, 06/15/2029 (e)		2,162	2,059
6.25%, 09/15/2027 (e)		383	383
Century Communities, Inc.,
3.88%, 08/15/2029 (e)		98	94
6.63%, 09/15/2033 (e)		753	760
Dream Finders Homes, Inc.,
6.88%, 09/15/2030 (e)		385	382
8.25%, 08/15/2028 (e)		1,241	1,270
Empire Communities Corp., (Canada), 9.75%, 05/01/2029 (e)		1,318	1,363
Forestar Group, Inc.,
5.00%, 03/01/2028 (e)		1,602	1,598
6.50%, 03/15/2033 (e)		1,290	1,312
Installed Building Products, Inc., 5.63%, 02/01/2034 (e)		250	246
K Hovnanian Enterprises, Inc.,
8.00%, 04/01/2031 (e)		764	788
8.38%, 10/01/2033 (e)		1,331	1,368
KB Home,
4.00%, 06/15/2031		350	327
4.80%, 11/15/2029		1,625	1,606
7.25%, 07/15/2030		33	34

SEE NOTES TO FINANCIAL STATEMENTS.

JUNE 30, 2026	SIX CIRCLES TRUST	261

Six Circles Credit Opportunities Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JUNE 30, 2026 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)
Corporate Bonds — continued
Home Builders — continued
LGI Homes, Inc.,
4.00%, 07/15/2029 (e)		59	55
7.00%, 11/15/2032 (e)		284	282
8.75%, 12/15/2028 (e)		796	823
M/I Homes, Inc.,
3.95%, 02/15/2030		400	380
4.95%, 02/01/2028		831	829
Mattamy Group Corp., (Canada),
4.63%, 03/01/2030 (e)		1,167	1,121
6.00%, 12/15/2033 (e)		2,732	2,623
Risewell Homes, Inc.,
8.50%, 11/01/2030 (e)		583	597
9.25%, 10/01/2029 (e)		1,039	1,075
Shea Homes LP / Shea Homes Funding Corp.,
4.75%, 02/15/2028		1,526	1,511
4.75%, 04/01/2029		952	930
STL Holding Co. LLC, 8.75%, 02/15/2029 (e)		967	1,007
Taylor Morrison Communities, Inc.,
5.13%, 08/01/2030 (e)		250	250
5.75%, 01/15/2028 (e)		800	809
5.75%, 11/15/2032 (e)		508	523
Thor Industries, Inc., 4.00%, 10/15/2029 (e)		96	91
Tri Pointe Homes, Inc., 5.70%, 06/15/2028		1,483	1,488

			36,612

Home Furnishings — 0.3%
FXI Holdings, Inc.,
11.00%, 11/15/2030 (e)		153	129
14.00% (cash), 11/15/2029 (e) (v)		111	28
Leggett & Platt, Inc., 3.50%, 11/15/2027		620	607
Somnigroup International, Inc.,
3.88%, 10/15/2031 (e)		135	124
4.00%, 04/15/2029 (e)		247	238
Versuni Group BV, (Netherlands), 5.75%, 07/01/2033 (e) (w)	EUR	10,909	12,315
Whirlpool Corp.,
2.40%, 05/15/2031		50	37
4.50%, 06/01/2046		112	67
4.60%, 05/15/2050		126	75
4.70%, 05/14/2032		14	11
4.75%, 02/26/2029		115	107
5.15%, 03/01/2043		32	20
5.50%, 03/01/2033		15	12
5.75%, 03/01/2034		49	38
6.13%, 06/15/2030		448	414
6.50%, 06/15/2033		2,144	1,858
7.50%, 07/01/2031 (e)		1,207	1,223
7.88%, 07/01/2034 (e)		1,131	1,137

			18,440

Housewares — 0.1%
CD&R Smokey Buyer, Inc. / Radio Systems Corp., 9.50%, 10/15/2029 (e)		138	73

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)

Housewares — continued
Newell Brands, Inc.,
6.38%, 09/15/2027		62	62
6.38%, 05/15/2030		452	458
6.63%, 09/15/2029		224	228
6.63%, 05/15/2032		994	1,007
7.38%, 04/01/2036		56	57
7.50%, 04/01/2046		787	734
8.50%, 06/01/2028 (e)		638	667
Scotts Miracle-Gro Co. (The),
4.00%, 04/01/2031		1,345	1,261
4.38%, 02/01/2032		1,793	1,680
SWF Holdings I Corp., 6.50%, 10/06/2029 (e)		6,372	892

			7,119

Leisure Time — 0.7%
A&K Travel Group Holdings Ltd., (Jersey), 7.50%, 05/15/2033 (e)		1,340	1,353
Acushnet Co., 5.63%, 12/01/2033 (e)		274	273
Boyne USA, Inc., 4.75%, 05/15/2029 (e)		189	186
Carnival Corp. Ltd., (Bermuda),
4.00%, 08/01/2028 (e)		3,688	3,621
5.13%, 05/01/2029 (e)		758	757
5.75%, 03/15/2030 (e)		740	749
5.75%, 08/01/2032 (e)		73	74
5.88%, 06/15/2031 (e)		832	847
6.13%, 02/15/2033 (e)		1,487	1,504
7.00%, 08/15/2029 (e)		430	445
Carnival UK Ltd., (United Kingdom), 4.13%, 07/15/2031 (e)	EUR	448	515
Deuce Finco plc, (United Kingdom),
Reg. S, 7.00%, 11/20/2031	GBP	2,227	3,020
7.00%, 11/20/2031 (e)	GBP	2,600	3,526
Gaia Purchaser, Inc., 7.63%, 07/15/2033 (e) (w)		1,346	1,363
Kingpin Intermediate Holdings LLC, 7.25%, 10/15/2032 (e)		43	36
Lindblad Expeditions LLC, 7.00%, 09/15/2030 (e)		1,337	1,382
MajorDrive Holdings IV LLC, 6.38%, 06/01/2029 (e)		750	629
NCL Corp. Ltd., (Bermuda),
5.88%, 01/15/2031 (e)		452	439
6.25%, 03/01/2030 (e)		613	611
6.25%, 09/15/2033 (e)		675	656
6.75%, 02/01/2032 (e)		472	471
7.75%, 02/15/2029 (e)		855	892
NCL Finance Ltd., (Bermuda), 6.13%, 03/15/2028 (e)		2,032	2,048
Patrick Industries, Inc.,
4.75%, 05/01/2029 (e)		69	68
6.38%, 11/01/2032 (e)		917	913
Pinnacle Bidco plc, (United Kingdom), Reg. S, 8.25%, 10/11/2028	EUR	100	118

SEE NOTES TO FINANCIAL STATEMENTS.

262	SIX CIRCLES TRUST	JUNE 30, 2026

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)
Corporate Bonds — continued
Leisure Time — 0.7%
Royal Caribbean Cruises Ltd., (Liberia),
3.70%, 03/15/2028		907	894
5.38%, 07/15/2027 (e)		462	463
5.50%, 04/01/2028 (e)		631	637
5.63%, 09/30/2031 (e)		740	747
Sabre Financial Borrower LLC, 11.13%, 06/15/2029 (e)		1,920	2,030
Sabre GLBL, Inc.,
10.75%, 11/15/2029 (e)		46	44
10.75%, 03/15/2030 (e)		103	98
11.13%, 07/15/2030 (e)		73	70
TUI AG, (Germany), Reg. S, 5.88%, 03/15/2029	EUR	192	225
TUI Cruises GmbH, (Germany), Reg. S, 6.25%, 04/15/2029	EUR	525	619
Viking Cruises Ltd., (Bermuda),
5.88%, 10/15/2033 (e)		1,371	1,374
7.00%, 02/15/2029 (e)		91	91
9.13%, 07/15/2031 (e)		1,273	1,334
Viking Ocean Cruises Ship VII Ltd., (Bermuda), 5.63%, 02/15/2029 (e)		270	270
VOC Escrow Ltd., (Bermuda), 5.00%, 02/15/2028 (e)		765	764

			36,156

Lodging — 1.0%
Boyd Gaming Corp.,
4.75%, 12/01/2027		224	223
4.75%, 06/15/2031 (e)		1,749	1,689
Essendi SA, (Luxembourg),
Reg. S, 5.50%, 11/15/2031	EUR	100	116
5.50%, 11/15/2031 (e)	EUR	8,574	9,943
Reg. S, 5.63%, 05/15/2032	EUR	2,675	3,111
Reg. S, 6.38%, 10/15/2029	EUR	1,976	2,343
Fortune Star BVI Ltd., (British Virgin Islands),
Reg. S, 3.95%, 10/02/2026	EUR	1,800	2,051
Reg. S, 5.05%, 01/27/2027		5,600	5,539
Reg. S, 6.80%, 09/09/2029		1,000	989
Full House Resorts, Inc., 8.25%, 02/15/2028 (e)		58	57
Genting New York LLC / GENNY Capital, Inc., 7.25%, 10/01/2029 (e)		109	112
Hilton Domestic Operating Co., Inc.,
3.63%, 02/15/2032 (e)		1,948	1,783
3.75%, 05/01/2029 (e)		275	265
4.00%, 05/01/2031 (e)		390	369
4.88%, 01/15/2030		352	350
5.50%, 09/15/2031 (e)		1,788	1,793
5.50%, 03/31/2034 (e)		1,198	1,188
5.75%, 09/15/2033 (e)		374	375
5.88%, 04/01/2029 (e)		200	202
5.88%, 03/15/2033 (e)		368	371
6.13%, 04/01/2032 (e)		159	161
Hilton Grand Vacations Borrower LLC / Hilton Grand Vacations Borrower, Inc.,
4.88%, 07/01/2031 (e)		52	49

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)

Lodging — continued
5.00%, 06/01/2029 (e)		128	125
6.63%, 01/15/2032 (e)		44	45
Las Vegas Sands Corp., 5.90%, 06/01/2027		25	25
Marriott Ownership Resorts, Inc.,
4.50%, 06/15/2029 (e)		50	48
6.50%, 10/01/2033 (e)		89	89
Melco Resorts Finance Ltd., (Cayman Islands),
5.38%, 12/04/2029 (e)		894	872
5.63%, 07/17/2027 (e)		200	199
Reg. S, 5.63%, 07/17/2027		164	164
5.75%, 07/21/2028 (e)		850	845
6.50%, 09/24/2033 (e)		68	67
7.63%, 04/17/2032 (e)		857	878
MGM China Holdings Ltd., (Cayman Islands),
6.25%, 05/15/2033 (e)		552	540
7.13%, 06/26/2031 (e)		294	304
MGM Resorts International,
4.75%, 10/15/2028		2,151	2,136
5.50%, 04/15/2027		1,600	1,602
6.13%, 09/15/2029		1,612	1,627
6.50%, 04/15/2032		1,113	1,114
Motel One GmbH, (Germany), Reg. S, 7.75%, 04/02/2031	EUR	994	1,209
Station Casinos LLC,
4.50%, 02/15/2028 (e)		133	131
4.63%, 12/01/2031 (e)		184	175
6.63%, 03/15/2032 (e)		418	425
Studio City Co. Ltd., (British Virgin Islands), 6.13%, 05/15/2031 (e)		63	62
Studio City Finance Ltd., (British Virgin Islands),
5.00%, 01/15/2029 (e)		376	360
6.50%, 01/15/2028 (e)		190	190
Travel + Leisure Co.,
4.50%, 12/01/2029 (e)		136	131
4.63%, 03/01/2030 (e)		97	94
6.13%, 09/01/2033 (e)		106	105
6.25%, 06/01/2031 (e)		164	165
Wyndham Hotels & Resorts, Inc.,
4.38%, 08/15/2028 (e)		104	102
5.63%, 03/01/2033 (e)		774	764
Wynn Macau Ltd., (Cayman Islands),
5.13%, 12/15/2029 (e)		1,073	1,051
5.50%, 10/01/2027 (e)		187	187
5.63%, 08/26/2028 (e)		3,480	3,460
6.75%, 02/15/2034 (e)		130	129

			52,499

Office Furnishings — 0.0% (g)
HNI Corp., 5.13%, 01/18/2029 (e)		128	126

Retail — 1.8%
1011778 BC ULC / New Red Finance, Inc., (Canada),
3.50%, 02/15/2029 (e)		375	360
4.00%, 10/15/2030 (e)		3,660	3,455
4.38%, 01/15/2028 (e)		797	788

SEE NOTES TO FINANCIAL STATEMENTS.

JUNE 30, 2026	SIX CIRCLES TRUST	263

Six Circles Credit Opportunities Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JUNE 30, 2026 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)
Corporate Bonds — continued
Retail — continued
7-Eleven, Inc., 1.80%, 02/10/2031 (e)		434	378
Academy Ltd., 5.88%, 05/15/2031 (e)		97	97
Advance Auto Parts, Inc.,
1.75%, 10/01/2027		43	41
3.90%, 04/15/2030		55	52
7.00%, 08/01/2030 (e)		191	196
7.38%, 08/01/2033 (e)		113	117
Agrifarma SpA, (Italy), Reg. S, 4.50%, 10/31/2028	EUR	1,598	1,835
Arko Corp., 5.13%, 11/15/2029 (e)		485	449
Asbury Automotive Group, Inc.,
4.50%, 03/01/2028		52	52
4.63%, 11/15/2029 (e)		100	97
4.75%, 03/01/2030		3	3
B&M European Value Retail plc, (Jersey),
Reg. S, 6.50%, 11/27/2031	GBP	1,150	1,503
Reg. S, 8.13%, 11/15/2030	GBP	714	986
Bath & Body Works, Inc.,
5.25%, 02/01/2028		84	84
6.63%, 10/01/2030 (e)		175	179
6.75%, 07/01/2036		51	51
6.88%, 11/01/2035		81	83
6.95%, 03/01/2033		39	39
7.50%, 06/15/2029		63	64
7.60%, 07/15/2037		30	30
BCPE Flavor Debt Merger Sub LLC and BCPE Flavor Issuer, Inc., 9.50%, 07/01/2032 (e)		23	22
Boots Group Finco LP,
5.38%, 08/31/2032 (e)	EUR	4,545	5,322
7.38%, 08/31/2032 (e)	GBP	300	411
Brinker International, Inc., 8.25%, 07/15/2030 (e)		2,249	2,345
Carvana Co.,
9.00% (cash), 06/01/2030 (e) (v)		4,929	5,095
9.00% (cash), 06/01/2031 (e) (v)		8,159	9,015
CD&R Firefly Bidco plc, (United Kingdom), Reg. S, 8.63%, 04/30/2029	GBP	6,428	8,773
Cougar JV Subsidiary LLC, 8.00%, 05/15/2032 (e)		139	146
Dick’s Sporting Goods, Inc., 4.00%, 10/01/2029 (e)		316	308
Dufry One BV, (Netherlands),
Reg. S, 3.38%, 04/15/2028	EUR	3,120	3,558
Reg. S, 4.50%, 05/23/2032	EUR	1,150	1,331
eG Global Finance plc, (United Kingdom), 12.00%, 11/30/2028 (e)		591	628
Eroski S Coop, (Spain), 5.75%, 05/15/2031 (e)	EUR	4,601	5,476
Ferrellgas LP / Ferrellgas Finance Corp.,
5.88%, 04/01/2029 (e)		43	42
9.25%, 01/15/2031 (e)		456	480
Fertitta Entertainment LLC / Fertitta Entertainment Finance Co., Inc.,
4.63%, 01/15/2029 (e)		698	679
6.75%, 01/15/2030 (e)		1,638	1,606

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)

Retail — continued
FirstCash, Inc.,
6.13%, 05/01/2034 (e)		840	836
6.88%, 03/01/2032 (e)		96	99
Fressnapf Holding SE, (Germany), Reg. S, 5.25%, 10/31/2031	EUR	1,262	1,470
Gap, Inc. (The),
3.63%, 10/01/2029 (e)		250	236
3.88%, 10/01/2031 (e)		2,014	1,835
Gee Automotive Holdings LLC, 7.25%, 03/01/2031 (e)		72	73
Global Auto Holdings Ltd. / AAG FH UK Ltd., (United Kingdom),
8.38%, 01/15/2029 (e)		80	79
8.75%, 01/15/2032 (e)		55	52
11.50%, 08/15/2029 (e)		84	87
Goldstory SAS, (France), Reg. S, 6.75%, 02/01/2030	EUR	1,442	1,686
Group 1 Automotive, Inc., 6.38%, 01/15/2030 (e)		510	517
Ken Garff Automotive LLC, 4.88%, 09/15/2028 (e)		103	102
Kohl’s Corp.,
5.13%, 05/01/2031		41	36
5.55%, 07/17/2045		55	39
10.00%, 06/01/2030 (e)		143	155
Lagardere SA, (France), Reg. S, 4.75%, 06/12/2030	EUR	1,600	1,869
LBM Acquisition LLC,
6.25%, 01/15/2029 (e)		978	705
9.50%, 06/15/2031 (e)		1,139	1,011
LCM Investments Holdings II LLC,
4.88%, 05/01/2029 (e)		1,450	1,412
8.25%, 08/01/2031 (e)		110	115
Lithia Motors, Inc.,
3.88%, 06/01/2029 (e)		573	549
5.50%, 10/01/2030 (e)		965	954
Macy’s Retail Holdings LLC, 6.70%, 07/15/2034 (e)		78	75
Men’s Wearhouse LLC (The), 9.00%, 02/01/2031 (e)		126	134
Michaels Cos., Inc. (The),
8.50%, 03/15/2033 (e)		1,425	1,411
11.00%, 03/15/2034 (e)		101	99
Murphy Oil USA, Inc., 5.88%, 06/01/2034 (e)		692	694
Nordstrom, Inc.,
5.00%, 01/15/2044		76	54
6.95%, 03/15/2028		56	57
Papa John’s International, Inc., 3.88%, 09/15/2029 (e)		46	44
Park River Holdings, Inc., 8.00%, 03/15/2031 (e)		178	180
8.75%, 12/31/2030 (e)		1,337	1,295
Penske Automotive Group, Inc., 3.75%, 06/15/2029		95	91

SEE NOTES TO FINANCIAL STATEMENTS.

264	SIX CIRCLES TRUST	JUNE 30, 2026

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)
Corporate Bonds — continued
Retail — continued
PetSmart LLC / PetSmart Finance Corp.,
7.50%, 09/15/2032 (e)		618	618
10.00%, 09/15/2033 (e)		156	156
Punch Finance plc, (United Kingdom), Reg. S, 7.88%, 12/30/2030	GBP	2,475	3,386
QXO Building Products, Inc.,
6.50%, 07/15/2031 (e)		2,622	2,672
6.75%, 04/30/2032 (e)		2,927	3,023
6.88%, 07/15/2034 (e)		2,445	2,512
Sally Holdings LLC / Sally Capital, Inc., 6.75%, 04/01/2032		609	622
Specialty Building Products Holdings LLC / SBP Finance Corp., 7.75%, 10/15/2029 (e)		97	89
Staples, Inc.,
10.75%, 09/01/2029 (e)		1,111	1,062
12.75%, 01/15/2030 (e)		170	130
Stonegate Pub Co. Financing 2019 plc, (United Kingdom), Reg. S, (EURIBOR 3 Month + 6.63%), 8.91%, 07/31/2029 (aa)	EUR	2,550	2,940
Suburban Propane Partners LP / Suburban Energy Finance Corp., 5.00%, 06/01/2031 (e)		120	114
Superior Plus LP / Superior General Partner, Inc., (Canada), 4.50%, 03/15/2029 (e)		581	563
Victoria’s Secret & Co., 4.63%, 07/15/2029 (e)		98	95
Victra Holdings LLC / Victra Finance Corp., 8.75%, 09/15/2029 (e)		127	131
White Cap Supply Holdings LLC, 7.38%, 11/15/2030 (e)		5,599	5,677
Yum! Brands, Inc.,
3.63%, 03/15/2031		433	404
4.63%, 01/31/2032		442	424
4.75%, 01/15/2030 (e)		350	344
5.38%, 04/01/2032		400	398
6.88%, 11/15/2037		68	74

			99,661

Toys/Games/Hobbies — 0.1%
Hasbro, Inc., 3.90%, 11/19/2029		857	833
Mattel, Inc.,
5.00%, 11/17/2030		835	833
5.88%, 12/15/2027 (e)		1,859	1,860

			3,526

Total Consumer Cyclical			622,312

Consumer Non-cyclical — 10.6%
Agriculture — 0.2%
Darling Ingredients, Inc., 6.00%, 06/15/2030 (e)		422	425
Imperial Brands Finance plc, (United Kingdom),
4.88%, 02/07/2032 (e) (w)		488	486
5.50%, 02/01/2030 (e)		1,271	1,299

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)

Agriculture — continued
Japan Tobacco, Inc., (Japan), 5.25%, 06/15/2030 (e)		539	549
JAPFA Pte Ltd., (Singapore), 7.95%, 05/12/2031 (e)		46	46
Kernel Holding SA, (Luxembourg), Reg. S, 6.75%, 10/27/2027		1,500	1,461
Tereos Finance Groupe I SA, (France),
Reg. S, 5.75%, 04/30/2031	EUR	500	535
Reg. S, 5.88%, 04/30/2030	EUR	1,800	1,984
Reg. S, 7.25%, 04/15/2028	EUR	775	897
Turning Point Brands, Inc., 7.63%, 03/15/2032 (e)		203	210

			7,892

Beverages — 0.0% (g)
Bacardi-Martini BV, (Netherlands), 5.55%, 02/01/2030 (e)		630	641
Central American Bottling Corp. / CBC Bottling Holdco SL / Beliv Holdco SL, (British Virgin Islands), 5.25%, 04/27/2029 (e)		656	645
Keurig Dr Pepper, Inc., 4.35%, 05/15/2028		270	269
Primo Water Holdings, Inc. / Triton Water Holdings, Inc.,
4.38%, 04/30/2029 (e)		116	113
6.25%, 04/01/2029 (e)		124	125

			1,793

Biotechnology — 0.3%
BioMarin Pharmaceutical, Inc., 5.50%, 02/15/2034 (e)		1,867	1,834
Cidron Aida Finco Sarl, (Luxembourg), Reg. S,
7.00%, 10/27/2031	EUR	460	509
7.00%, 10/27/2031 (e)	EUR	7,474	8,275
9.13%, 10/27/2031 (e)	GBP	3,968	5,086
Emergent BioSolutions, Inc., 3.88%, 08/15/2028 (e)		90	84
Genmab A/S / Genmab Finance LLC, (Denmark),
6.25%, 12/15/2032 (e)		564	575
7.25%, 12/15/2033 (e)		1,078	1,126
Illumina, Inc.,
4.75%, 12/12/2030		626	623
5.75%, 12/13/2027		108	109
Royalty Pharma plc, (United Kingdom),
2.20%, 09/02/2030		122	110
5.15%, 09/02/2029		140	142

			18,473

Commercial Services — 3.6%
ADT Security Corp. (The),
4.13%, 08/01/2029 (e)		144	138
4.88%, 07/15/2032 (e)		68	64
5.88%, 10/15/2033 (e)		1,194	1,173

SEE NOTES TO FINANCIAL STATEMENTS.

JUNE 30, 2026	SIX CIRCLES TRUST	265

Six Circles Credit Opportunities Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JUNE 30, 2026 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)
Corporate Bonds — continued
Commercial Services — continued
Aegis Lux 1a Sarl, (Luxembourg), Reg. S,
5.63% (PIK), 10/29/2031 (v)	EUR	1,030	1,195
5.63% (PIK), 10/29/2031 (e) (v)	EUR	6,013	6,975
Albion Financing 1 Sarl / Aggreko Holdings, Inc., (Luxembourg), Reg. S,
5.38%, 05/21/2030	EUR	400	473
5.38%, 05/21/2030 (e)	EUR	11,955	14,139
7.00%, 05/21/2030 (e)		1,635	1,693
Allied Universal Holdco LLC, 7.88%, 02/15/2031 (e)		6,870	7,182
Allied Universal Holdco LLC / Allied Universal Finance Corp.,
6.00%, 06/01/2029 (e)		4,040	4,022
6.88%, 06/15/2030 (e)		2,452	2,520
Allied Universal Holdco LLC / Allied Universal Finance Corp. / Atlas Luxco 4 Sarl, (Multinational),
4.63%, 06/01/2028 (e)		6,423	6,323
Reg. S, 4.88%, 06/01/2028	GBP	3,766	4,963
Alta Equipment Group, Inc., 9.00%, 06/01/2029 (e)		65	62
Amber Finco plc, (United Kingdom), Reg. S,
6.63%, 07/15/2029	EUR	3,001	3,552
6.63%, 07/15/2029 (e)	EUR	4,924	5,828
AMN Healthcare, Inc.,
4.00%, 04/15/2029 (e)		45	43
6.50%, 01/15/2031 (e)		1,276	1,284
APCOA GmbH, (Germany), Reg. S, 6.00%, 04/15/2031	EUR	2,418	2,802
APi Group DE, Inc.,
4.13%, 07/15/2029 (e)		556	533
5.75%, 06/01/2034 (e)		371	367
Ashtead Capital, Inc.,
4.25%, 11/01/2029 (e)		1,200	1,175
4.38%, 08/15/2027 (e)		712	709
Avis Budget Car Rental LLC / Avis Budget Finance, Inc.,
4.75%, 04/01/2028 (e)		1,512	1,487
5.38%, 03/01/2029 (e)		76	74
5.75%, 07/15/2027 (e)		462	462
8.00%, 02/15/2031 (e)		70	71
8.25%, 01/15/2030 (e)		82	84
8.38%, 06/15/2032 (e)		71	72
Avis Budget Finance Plc, (Jersey),
Reg. S, 7.00%, 02/28/2029	EUR	1,100	1,284
Reg. S, 7.25%, 07/31/2030	EUR	3,113	3,634
BCP V Modular Services Finance II plc, (United Kingdom), Reg. S, 6.50%, 07/10/2031	EUR	147	145
BCP V Modular Services Finance plc, (United Kingdom), Reg. S, 6.75%, 11/30/2029	EUR	164	121
Belron UK Finance plc, (United Kingdom),
Reg. S, 4.63%, 10/15/2029	EUR	200	232
5.75%, 10/15/2029 (e)		1,070	1,075
Block, Inc.,
5.63%, 08/15/2030 (e)		2,176	2,181

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)

Commercial Services — continued
6.00%, 08/15/2033 (e)		1,453	1,463
6.50%, 05/15/2032		1,743	1,780
Brink’s Co. (The),
4.63%, 10/15/2027 (e)		82	81
6.50%, 06/15/2029 (e)		54	55
6.75%, 06/15/2032 (e)		673	687
Champions Financing, Inc., 8.75%, 02/15/2029 (e)		77	75
Cimpress plc, (Ireland), 7.38%, 09/15/2032 (e)		177	179
Clarivate Science Holdings Corp.,
3.88%, 07/01/2028 (e)		668	642
4.88%, 07/01/2029 (e)		1,245	1,114
CompoSecure Holdings LLC, 5.63%, 02/01/2033 (e)		1,589	1,551
CoreCivic, Inc.,
4.75%, 10/15/2027		185	184
8.25%, 04/15/2029		103	107
CPI CG, Inc., 10.00%, 07/15/2029 (e)		57	60
Currenta Group Holdings Sarl, (Luxembourg),
5.50%, 05/15/2030 (e)	EUR	2,100	2,431
Reg. S, 5.50%, 05/15/2030	EUR	1,100	1,273
Reg. S, (EURIBOR 3 Month + 4.00%), 6.28%, 05/15/2032 (aa)	EUR	1,700	1,955
Dcli Bidco LLC, 7.75%, 11/15/2029 (e)		779	806
Deluxe Corp.,
8.00%, 06/01/2029 (e)		128	129
8.13%, 09/15/2029 (e)		538	557
DP World Ltd., (United Arab Emirates), Reg. S, 4.70%, 09/30/2049		1,000	818
EquipmentShare.com, Inc.,
7.13%, 07/01/2034 (e) (w)		666	656
8.63%, 05/15/2032 (e)		130	135
9.00%, 05/15/2028 (e)		748	763
Garda World Security Corp., (Canada),
6.00%, 06/01/2029 (e)		445	439
6.50%, 01/15/2031 (e)		137	139
7.75%, 02/15/2028 (e)		804	818
8.25%, 08/01/2032 (e)		2,133	2,183
8.38%, 11/15/2032 (e)		1,867	1,910
GEO Group, Inc. (The),
8.63%, 04/15/2029		1,034	1,077
10.25%, 04/15/2031		377	408
Global Payments, Inc.,
4.45%, 06/01/2028		110	109
4.50%, 11/15/2028		539	533
4.88%, 11/15/2030		423	416
Graham Holdings Co., 5.63%, 12/01/2033 (e)		104	103
Herc Holdings, Inc.,
5.75%, 03/15/2031 (e)		1,485	1,483
6.00%, 03/15/2034 (e)		1,054	1,047
6.63%, 06/15/2029 (e)		879	898
7.00%, 06/15/2030 (e)		1,415	1,463
7.25%, 06/15/2033 (e)		1,186	1,236
Hertz Corp. (The),
5.00%, 12/01/2029 (e)		224	70
12.63%, 07/15/2029 (e)		252	205

SEE NOTES TO FINANCIAL STATEMENTS.

266	SIX CIRCLES TRUST	JUNE 30, 2026

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)
Corporate Bonds — continued
Commercial Services — continued
ION Platform Finance Sarl, (Luxembourg),
Reg. S, 6.50%, 09/30/2030	EUR	2,111	1,936
Reg. S, 6.88%, 09/30/2032	EUR	510	432
6.88%, 09/30/2032 (e)	EUR	981	830
Reg. S, 7.88%, 05/01/2029	EUR	594	611
ION Platform Finance US, Inc., 7.88%, 09/30/2032 (e)		1,355	982
Kapla Holding SAS, (France), Reg. S, 5.00%, 04/30/2031	EUR	108	124
Korn Ferry, 4.63%, 12/15/2027 (e)		112	111
Mavis Tire Express Services Topco Corp., 6.50%, 05/15/2029 (e)		2,248	2,239
Mobility Global, Inc.,
5.05%, 06/15/2029 (e)		161	161
5.45%, 06/15/2031 (e)		820	830
Mobius Merger Sub, Inc., 9.00%, 06/01/2030 (e)		49	33
Multiversity SpA, (Italy),
Reg. S, (EURIBOR 3 Month + 4.25%), 6.40%, 05/17/2031 (aa)	EUR	1,300	1,498
Reg. S, 7.13%, 05/17/2031	EUR	5,395	6,398
7.13%, 05/17/2031 (e)	EUR	3,609	4,280
NESCO Holdings II, Inc., 5.50%, 04/15/2029 (e)		1,065	1,059
OT Midco, Inc., 10.00%, 02/15/2030 (e)		70	27
Paysafe Finance plc / Paysafe Holdings US Corp., (Multinational),
Reg. S, 3.00%, 06/15/2029	EUR	406	423
4.00%, 06/15/2029 (e)		34	30
Pelabuhan Indonesia Persero PT, (Indonesia), Reg. S, 5.38%, 05/05/2045		2,100	1,947
PeopleCert Wisdom Issuer plc, (United Kingdom), 5.50%, 06/15/2031 (e)	EUR	1,950	2,158
Prime Security Services Borrower LLC / Prime Finance, Inc., 3.38%, 08/31/2027 (e)		331	324
PROG Holdings, Inc., 6.00%, 11/15/2029 (e)		115	112
Q-Park Holding I BV, (Netherlands),
Reg. S, 3.88%, 09/01/2031	EUR	3,667	4,145
Reg. S, (EURIBOR 3 Month + 2.00%), 4.23%, 09/01/2031 (aa)	EUR	1,500	1,714
Reg. S, 5.13%, 03/01/2029	EUR	586	684
Rekeep SpA, (Italy), 9.00%, 09/15/2029 (e)	EUR	648	560
Rentokil Terminix Funding LLC, 5.00%, 04/28/2030 (e)		1,188	1,192
RR Donnelley & Sons Co.,
9.50%, 08/01/2029 (e)		1,897	1,966
10.88%, 08/01/2029 (e)		103	106
11.00% (Blend (cash 5.50% + PIK 5.50%)), 06/01/2031 (e) (v)		459	444
RRD Parent, Inc., 10.00% (PIK), 10/15/2031 (e) (v)		143	253
Rutas 2 & 7 Finance Ltd., (Cayman Islands), Reg. S, Zero Coupon, 09/30/2036		910	694

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)

Commercial Services — continued
Service Corp. International,
3.38%, 08/15/2030		137	127
4.00%, 05/15/2031		1,314	1,241
4.63%, 12/15/2027		149	148
5.13%, 06/01/2029		160	159
5.75%, 10/15/2032		1,249	1,254
7.50%, 04/01/2027		1,150	1,168
Shift4 Payments LLC / Shift4 Payments Finance Sub, Inc.,
5.50%, 05/15/2033 (e)	EUR	3,244	3,629
Reg. S, 5.50%, 05/15/2033	EUR	5,309	5,938
6.75%, 08/15/2032 (e)		2,789	2,796
Signal Parent, Inc., 6.13%, 04/01/2029 (e)		50	11
Sotheby’s, 8.25%, 04/15/2031 (e)		781	776
Sotheby’s / Bidfair Holdings, Inc., 5.88%, 06/01/2029 (e)		537	509
StoneMor, Inc., 8.50%, 05/15/2029 (e)		231	227
Synergy Infrastructure Holdings LLC,
7.00%, 07/15/2034 (e)		246	250
7.88%, 12/01/2030 (e)		139	145
Techem Verwaltungsgesellschaft 675 mbH, (Germany),
4.63%, 07/15/2032 (e)	EUR	1,250	1,437
Reg. S, (EURIBOR 3 Month + 3.00%), 5.15%, 07/15/2032 (aa)	EUR	100	115
Reg. S, 5.38%, 07/15/2029	EUR	3,815	4,468
TriNet Group, Inc.,
3.50%, 03/01/2029 (e)		101	95
7.13%, 08/15/2031 (e)		60	60
Triton Container International Ltd., (Bermuda), 3.15%, 06/15/2031 (e)		341	309
United Rentals North America, Inc.,
3.75%, 01/15/2032		1,969	1,825
3.88%, 11/15/2027		93	92
3.88%, 02/15/2031		318	300
4.00%, 07/15/2030		98	94
4.88%, 01/15/2028		841	838
5.25%, 01/15/2030		1,428	1,429
5.38%, 11/15/2033 (e)		1,685	1,661
6.13%, 03/15/2034 (e)		163	167
Upbound Group, Inc., 6.38%, 02/15/2029 (e)		91	90
Valvoline, Inc., 3.63%, 06/15/2031 (e)		907	834
Verisure Holding AB, (Sweden), Reg. S, 5.50%, 05/15/2030	EUR	7,274	8,553
VM Consolidated, Inc., 5.50%, 04/15/2029 (e)		57	50
VT Topco, Inc., 8.50%, 08/15/2030 (e)		684	694
Wand NewCo. 3, Inc., 7.63%, 01/30/2032 (e)		870	900
WEX, Inc., 6.50%, 03/15/2033 (e)		1,660	1,653
Williams Scotsman, Inc.,
4.63%, 08/15/2028 (e)		120	119
6.63%, 06/15/2029 (e)		251	256

SEE NOTES TO FINANCIAL STATEMENTS.

JUNE 30, 2026	SIX CIRCLES TRUST	267

Six Circles Credit Opportunities Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JUNE 30, 2026 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)
Corporate Bonds — continued
Commercial Services — continued
6.63%, 04/15/2030 (e)		1,007	1,037
7.38%, 10/01/2031 (e)		134	139
Worldline SA, (France),
Reg. S, 0.88%, 06/30/2027	EUR	600	653
Reg. S, 4.13%, 09/12/2028	EUR	3,300	3,550
Reg. S, 5.25%, 11/27/2029	EUR	600	619
Reg. S, 5.50%, 06/10/2030	EUR	700	730

			199,623

Cosmetics/Personal Care — 0.2%
Edgewell Personal Care Co.,
4.13%, 04/01/2029 (e)		58	56
5.50%, 06/01/2028 (e)		90	90
Opal Bidco SAS, (France),
5.50%, 03/31/2032 (e)	EUR	3,084	3,633
Reg. S, 5.50%, 03/31/2032	EUR	4,849	5,712
6.50%, 03/31/2032 (e)		645	658
P&L Development LLC / PLD Finance Corp., 12.00% (cash), 05/15/2029 (e) (v)		323	315
Perrigo Finance Unlimited Co., (Ireland),
4.90%, 12/15/2044		45	33
5.15%, 06/15/2030		289	278
6.13%, 09/30/2032		171	163
Prestige Brands, Inc.,
3.75%, 04/01/2031 (e)		248	228
5.13%, 01/15/2028 (e)		223	223
6.25%, 07/15/2034 (e) (w)		350	350

			11,739

Food — 1.5%
Albertsons Cos., Inc. / Safeway, Inc. / New Albertsons LP / Albertsons LLC,
3.50%, 03/15/2029 (e)		210	200
4.88%, 02/15/2030 (e)		211	204
5.50%, 03/31/2031 (e)		881	861
5.63%, 03/31/2032 (e)		2,117	2,050
5.75%, 03/31/2034 (e)		2,319	2,208
6.50%, 02/15/2028 (e)		1,142	1,151
B&G Foods, Inc.,
5.25%, 09/15/2027		2,791	2,789
8.00%, 09/15/2028 (e)		92	92
11.00%, 06/15/2031 (e)		806	750
Bellis Acquisition Co. plc , (United Kingdom),
Reg. S, 8.00%, 07/01/2031	EUR	1,749	1,951
8.00%, 07/01/2031 (e)	EUR	1,557	1,737
Reg. S, 8.13%, 05/14/2030	GBP	10,625	13,239
Boparan Finance plc, (United Kingdom), Reg. S, 9.38%, 11/07/2029	GBP	1,778	2,487
C&S Group Enterprises LLC, 5.00%, 12/15/2028 (e)		72	68
Chobani LLC / Chobani Finance Corp., Inc.,
4.63%, 11/15/2028 (e)		1,187	1,176
6.38%, 04/15/2034 (e)		3,834	3,891
7.63%, 07/01/2029 (e)		1,925	1,985

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)

Food — continued
Conagra Brands, Inc.,
4.85%, 11/01/2028		1,380	1,382
7.00%, 10/01/2028		612	639
Darling Global Finance BV, (Netherlands), 4.50%, 07/15/2032 (e)	EUR	400	461
Fiesta Purchaser, Inc.,
7.88%, 03/01/2031 (e)		93	94
9.63%, 09/15/2032 (e)		60	58
Flora Food Management BV, (Netherlands), Reg. S, 6.88%, 07/02/2029	EUR	4,125	4,606
FR Bondco SAS, (France), 6.88%, 10/31/2032 (e)	EUR	2,000	2,299
Froneri Lux FinCo. Sarl, (Luxembourg),
Reg. S, 4.75%, 08/01/2032	EUR	3,569	3,980
6.00%, 08/01/2032 (e)		116	114
Industrial F&B Investments III, Inc., 7.75%, 02/11/2033 (e)		159	162
Irca SpA, (Italy), Reg. S, (EURIBOR 3 Month + 3.75%), 6.15%, 12/15/2029 (aa)	EUR	183	210
J&F Luxembourg Finance Sarl, (Luxembourg), 8.00%, 04/23/2033 (e)		45	43
8.50%, 12/01/2032 (e)		98	98
JBS NV / JBS USA Foods Group Holdings, Inc. / JBS USA Food Co. Holdings, (Netherlands), 3.00%, 02/02/2029		346	332
KeHE Distributors LLC / KeHE Finance Corp. /NextWave Distribution, Inc.,
7.13%, 04/30/2033 (e)		466	475
9.00%, 02/15/2029 (e)		682	714
Koninklijke FrieslandCampina NV, (Netherlands), Reg. S, (ICE EURIBOR Swap Rate 5 Year + 2.85%), 4.85%, 10/23/2029 (x) (aa)	EUR	2,675	3,071
Lamb Weston Holdings, Inc.,
4.13%, 01/31/2030 (e)		1,326	1,272
4.38%, 01/31/2032 (e)		459	431
4.88%, 05/15/2028 (e)		211	210
Land O’Lakes Capital Trust I, 7.45%, 03/15/2028 (e)		160	165
Lion / Polaris Lux Midco Sarl, (Luxembourg), Reg. S, (EURIBOR 3 Month + 3.63%), 5.94%, 07/01/2029 (aa)	EUR	100	115
Market Bidco Finco plc, (United Kingdom),
6.75%, 01/31/2031 (e)	EUR	1,841	2,078
Reg. S, 6.75%, 01/31/2031	EUR	3,775	4,262
Reg. S, 8.75%, 01/31/2031	GBP	1,475	1,916
Performance Food Group, Inc.,
4.25%, 08/01/2029 (e)		125	121
5.63%, 03/01/2034 (e)		1,793	1,760
6.13%, 09/15/2032 (e)		999	1,011
Pilgrim’s Pride Corp.,
3.50%, 03/01/2032		200	182
4.25%, 04/15/2031		517	496
Post Holdings, Inc.,
4.50%, 09/15/2031 (e)		568	533
4.63%, 04/15/2030 (e)		1,581	1,530

SEE NOTES TO FINANCIAL STATEMENTS.

268	SIX CIRCLES TRUST	JUNE 30, 2026

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)
Corporate Bonds — continued
Food — continued
6.25%, 02/15/2032 (e)		79	80
6.25%, 10/15/2034 (e)		851	837
6.38%, 03/01/2033 (e)		322	320
6.50%, 03/15/2036 (e)		2,966	2,935
Roquette Freres SA, (France), Reg. S, (ICE EURIBOR Swap Rate 5 Year + 3.25%), 5.49%, 11/25/2029 (x) (aa)	EUR	4,500	5,206
Sigma Holdco BV, (Netherlands), 8.63%, 04/15/2031	EUR	700	669
Simmons Foods, Inc. / Simmons Prepared Foods, Inc. / Simmons Pet Food, Inc. / Simmons Feed, 4.63%, 03/01/2029 (e)		548	529
United Natural Foods, Inc., 6.75%, 10/15/2028 (e)		561	561
US Foods, Inc.,
4.75%, 02/15/2029 (e)		201	198
6.88%, 09/15/2028 (e)		31	32
7.25%, 01/15/2032 (e)		317	329
Viking Baked Goods Acquisition Corp., 8.63%, 11/01/2031 (e)		245	247

			83,602

Healthcare — Products — 0.3%
180 Medical, Inc., 3.88%, 10/15/2029 (e)		903	868
Avantor Funding, Inc.,
Reg. S, 3.88%, 07/15/2028	EUR	100	114
3.88%, 11/01/2029 (e)		97	93
4.63%, 07/15/2028 (e)		1,163	1,151
Bausch + Lomb Corp., (Canada), 8.38%, 10/01/2028 (e)		2,199	2,260
Bausch + Lomb Netherlands BV and Bausch & Lomb, Inc., (Multinational),
Reg. S, (EURIBOR 3 Month + 3.88%), 6.08%, 01/15/2031 (aa)	EUR	1,000	1,151
(EURIBOR 3 Month + 3.88%), 6.08%, 01/15/2031 (e) (aa)	EUR	1,225	1,410
Baxter International, Inc.,
2.27%, 12/01/2028		276	260
4.90%, 12/15/2030		1,091	1,084
DENTSPLY SIRONA, Inc.,
3.25%, 06/01/2030		1,376	1,274
(CMT Index 5 Year + 4.38%), 8.38%, 09/12/2055 (aa)		350	350
Insulet Corp., 6.50%, 04/01/2033 (e)		419	425
Medline Borrower LP,
3.88%, 04/01/2029 (e)		952	924
5.25%, 10/01/2029 (e)		1,801	1,790
Medline Borrower LP / Medline Co-Issuer, Inc.,
5.00%, 06/15/2031 (e)		550	548
6.25%, 04/01/2029 (e)		837	854
Neogen Food Safety Corp., 8.63%, 07/20/2030 (e)		333	350

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)

Healthcare — Products — continued
Teleflex, Inc.,
4.25%, 06/01/2028 (e)		104	102
5.88%, 01/15/2032 (e)		212	214

			15,222

Healthcare - Services — 2.3%
Acadia Healthcare Co., Inc.,
5.00%, 04/15/2029 (e)		55	54
5.50%, 07/01/2028 (e)		54	54
7.38%, 03/15/2033 (e)		41	42
Adventist Health System, Series 2025, 4.74%, 12/01/2030		1,605	1,591
AHP Health Partners, Inc., 5.75%, 07/15/2029 (e)		899	888
CAB SELAS, (France), 7.75%, 08/09/2031 (e)	EUR	10,155	11,588
Centene Corp.,
2.45%, 07/15/2028		1,506	1,432
2.50%, 03/01/2031		1,979	1,729
2.63%, 08/01/2031		1,778	1,550
3.00%, 10/15/2030		2,233	2,021
3.38%, 02/15/2030		538	501
4.25%, 12/15/2027		1,244	1,237
4.63%, 12/15/2029		989	963
Cerba Healthcare SACA, (France), Reg. S, 3.50%, 05/31/2028	EUR	9,940	8,151
Charles River Laboratories International, Inc., 4.25%, 05/01/2028 (e)		310	304
Charlotte Buyer, Inc., 8.00%, 06/30/2031 (e)		92	93
Chrome Holdco SAS, (France), Reg. S, 5.00%, 05/31/2029	EUR	1,088	127
CHS / Community Health Systems, Inc.,
4.75%, 02/15/2031 (e)		885	814
5.25%, 05/15/2030 (e)		1,666	1,571
6.00%, 01/15/2029 (e)		369	366
6.13%, 04/01/2030 (e)		171	154
6.88%, 04/15/2029 (e)		173	170
9.75%, 01/15/2034 (e)		5,558	5,803
10.88%, 01/15/2032 (e)		756	814
Cidron Atrium SE, (Germany),
5.63%, 02/15/2033 (e)	EUR	5,886	6,646
Reg. S, 5.63%, 02/15/2033	EUR	3,992	4,508
Clariane SE, (France), Reg. S, 7.88%, 06/27/2030	EUR	100	122
CommonSpirit Health, 4.35%, 09/01/2030		224	219
Concentra Health Services, Inc., 6.88%, 07/15/2032 (e)		172	178
DaVita, Inc.,
3.75%, 02/15/2031 (e)		3,482	3,227
4.63%, 06/01/2030 (e)		4,736	4,587
6.75%, 07/15/2033 (e)		278	287
6.88%, 09/01/2032 (e)		486	501
Encompass Health Corp.,
4.50%, 02/01/2028		164	163

SEE NOTES TO FINANCIAL STATEMENTS.

JUNE 30, 2026	SIX CIRCLES TRUST	269

Six Circles Credit Opportunities Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JUNE 30, 2026 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)
Corporate Bonds — continued
Healthcare — Services — continued
4.63%, 04/01/2031		151	146
4.75%, 02/01/2030		260	256
5.88%, 06/01/2034 (e)		209	208
Ephios Subco 3 Sarl, (Luxembourg), Reg. S, 7.88%, 01/31/2031	EUR	2,600	3,133
Eurofins Scientific SE, (Luxembourg), Reg. S, (EURIBOR 3 Month + 4.24%), 6.75%, 04/24/2028 (x) (aa)	EUR	2,700	3,231
Fortrea Holdings, Inc., 7.50%, 07/01/2030 (e)		413	419
Fresenius Medical Care US Finance III, Inc.,
1.88%, 12/01/2026 (e)		150	148
2.38%, 02/16/2031 (e)		1,000	888
3.75%, 06/15/2029 (e)		530	513
Global Medical Response, Inc., 7.38%, 10/01/2032 (e)		177	183
Gruppo San Donato SpA, (Italy), Reg. S, 6.50%, 10/31/2031	EUR	2,500	2,823
HAH Group Holding Co. LLC, 9.75%, 10/01/2031 (e)		586	523
HCA, Inc., 7.50%, 11/06/2033		450	505
Health Care Service Corp. A Mutual Legal Reserve Co, 5.20%, 06/15/2029 (e)		124	125
HealthEquity, Inc., 4.50%, 10/01/2029 (e)		1,197	1,164
HomeVi SASU, (France), 6.63%, 10/31/2031 (e)	EUR	6,825	7,921
Humana, Inc., (CMT Index 5 Year + 2.89%), 6.63%, 09/15/2056 (aa)		180	180
Icon Investments Six DAC, (Ireland),
5.81%, 05/08/2027		200	201
5.85%, 05/08/2029		1,835	1,876
IQVIA, Inc.,
4.63%, 06/15/2033 (e)	EUR	1,325	1,536
5.00%, 05/15/2027 (e)		515	515
5.70%, 05/15/2028		667	678
6.25%, 02/01/2029		387	400
6.25%, 06/01/2032 (e)		1,211	1,231
6.50%, 05/15/2030 (e)		98	100
Kedrion SpA, (Italy), 6.50%, 09/01/2029 (e)		246	243
LifePoint Health, Inc.,
5.38%, 01/15/2029 (e)		2,579	2,474
7.00%, 05/01/2034 (e)		2,758	2,643
8.38%, 02/15/2032 (e)		500	521
9.88%, 08/15/2030 (e)		875	921
10.00%, 06/01/2032 (e)		1,241	1,239
Mehilainen Yhtiot Oy, (Finland),
Reg. S, 5.13%, 06/30/2032	EUR	167	193
5.13%, 06/30/2032 (e)	EUR	2,920	3,365
Molina Healthcare, Inc.,
3.88%, 11/15/2030 (e)		378	353
3.88%, 05/15/2032 (e)		72	65
4.38%, 06/15/2028 (e)		164	161
6.25%, 01/15/2033 (e)		385	386
6.50%, 02/15/2031 (e)		882	897

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)

Healthcare — Services — continued
MPH Acquisition Holdings LLC,
5.75%, 12/31/2030 (e)	2,130	1,776
11.50% (Blend (cash 6.50% + PIK 5.00%)), 12/31/2030 (e) (v)	116	115
National Mentor Holdings, Inc., 10.50%, 12/15/2030 (e)	308	324
Option Care Health, Inc., 4.38%, 10/31/2029 (e)	225	216
Pediatrix Medical Group, Inc., 5.38%, 02/15/2030 (e)	195	193
Prime Healthcare Services, Inc., 9.38%, 09/01/2029 (e)	2,517	2,630
Radiology Partners, Inc.,
8.50%, 07/15/2032 (e)	200	209
9.78% (PIK), 02/15/2030 (e) (v)	171	170
Rede D’or Finance Sarl, (Luxembourg),
Reg. S, 4.95%, 01/17/2028	453	448
6.55%, 04/28/2036 (e)	400	388
Select Medical Corp., 6.25%, 12/01/2032 (e)	195	189
Sotera Health Holdings LLC, 7.38%, 06/01/2031 (e)	539	558
Star Parent, Inc., 9.00%, 10/01/2030 (e)	578	605
Surgery Center Holdings, Inc., 7.25%, 04/15/2032 (e)	2,779	2,813
Team Health Holdings, Inc.,
8.38%, 06/30/2028 (e)	104	104
13.50% (Blend (cash 9.00% + PIK 4.50%)), 06/30/2028 (e) (v)	156	160
TEAM Services Holding, Inc., 9.00%, 02/15/2033 (e)	87	88
Tenet Healthcare Corp.,
4.25%, 06/01/2029	2,053	1,996
4.38%, 01/15/2030	6,898	6,685
4.63%, 06/15/2028	78	77
5.13%, 11/01/2027	233	233
5.50%, 11/15/2032 (e)	476	473
6.00%, 11/15/2033 (e)	627	633
6.13%, 10/01/2028	1,129	1,133
6.13%, 06/15/2030	278	280
6.75%, 05/15/2031	700	717
6.88%, 11/15/2031	49	52
Universal Health Services, Inc.,
2.65%, 10/15/2030	153	138
4.63%, 10/15/2029	370	365
US Acute Care Solutions LLC, 9.75%, 05/15/2029 (e)	423	398

		128,985

Household Products/Wares — 0.1%
ACCO Brands Corp., 4.25%, 03/15/2029 (e)	1,624	1,513
Kronos Acquisition Holdings, Inc.,
8.25%, 06/30/2031 (e)	91	63
10.75%, 06/30/2032 (e)	1,334	429

		2,005

SEE NOTES TO FINANCIAL STATEMENTS.

270	SIX CIRCLES TRUST	JUNE 30, 2026

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)
Corporate Bonds — continued
Pharmaceuticals — 2.1%
1261229 BC Ltd., (Canada), 10.00%, 04/15/2032 (e)		15,091	15,282
Accendra Health, Inc.,
9.00%, 06/15/2032 (e)		17	16
9.75%, 06/15/2033 (e)		67	45
Adapthealth LLC,
4.63%, 08/01/2029 (e)		890	859
5.13%, 03/01/2030 (e)		1,878	1,822
6.13%, 08/01/2028 (e)		1,435	1,436
Amneal Pharmaceuticals LLC, 6.88%, 08/01/2032 (e)		596	619
Bausch Health Cos., Inc., (Canada),
4.88%, 06/01/2028 (e)		783	724
5.00%, 01/30/2028 (e)		215	191
5.00%, 02/15/2029 (e)		91	67
5.25%, 01/30/2030 (e)		2,484	1,590
5.25%, 02/15/2031 (e)		93	55
6.25%, 02/15/2029 (e)		167	126
7.00%, 01/15/2028 (e)		35	32
7.25%, 05/30/2029 (e)		68	51
11.00%, 09/30/2028 (e)		3,109	3,163
14.00%, 10/15/2030 (e)		71	66
Bayer AG, (Germany),
Reg. S, (EUR Swap Rate 5 Year + 3.11%), 3.13%, 11/12/2079 (aa)	EUR	2,700	3,055
Reg. S, (EUR Swap Rate 5 Year + 4.46%), 5.38%, 03/25/2082 (aa)	EUR	4,300	5,060
Reg. S, (ICE EURIBOR Swap Rate 5 Year + 3.27%), 5.50%, 09/13/2054 (aa)	EUR	1,600	1,884
Reg. S, (EUR Swap Rate 5 Year + 3.90%), 7.00%, 09/25/2083 (aa)	EUR	8,100	10,236
Series NC5, Reg. S, (EUR Swap Rate 5 Year + 3.43%), 6.63%, 09/25/2083 (aa)	EUR	100	120
Bayer US Finance II LLC, 4.38%, 12/15/2028 (e)		1,667	1,650
Bayer US Finance LLC, 6.38%, 11/21/2030 (e)		1,179	1,242
BellRing Brands, Inc., 7.00%, 03/15/2030 (e)		163	163
Cheplapharm Arzneimittel GmbH, (Germany),
Reg. S, 6.75%, 02/15/2032	EUR	1,400	1,609
6.75%, 02/15/2032 (e)	EUR	5,347	6,145
Reg. S, (EURIBOR 3 Month + 4.75%), 7.03%, 05/15/2030 (aa)	EUR	700	806
7.13%, 06/15/2031 (e)	EUR	2,726	3,188
CVS Health Corp.,
(CMT Index 5 Year + 2.52%), 6.75%, 12/10/2054 (aa)		180	187
(CMT Index 5 Year + 2.89%), 7.00%, 03/10/2055 (aa)		903	938
Dolcetto Holdco SpA, (Italy), Reg. S, 5.63%, 07/14/2032	EUR	175	201

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)

Pharmaceuticals — continued
Elanco Animal Health, Inc., 6.40%, 08/28/2028		65	67
Endo Finance Holdings LP, 8.50%, 04/15/2031 (e)		262	276
Grifols SA, (Spain),
Reg. S, 3.88%, 10/15/2028	EUR	16,226	18,428
4.75%, 10/15/2028 (e)		310	304
Reg. S, 7.13%, 05/01/2030	EUR	4,500	5,348
7.13%, 05/01/2030 (e)	EUR	1,627	1,933
Reg. S, 7.50%, 05/01/2030	EUR	5,896	7,015
Gruenenthal GmbH, (Germany),
Reg. S, 4.13%, 05/15/2028	EUR	1,861	2,127
Reg. S, 4.63%, 11/15/2031	EUR	5,371	6,169
Harrow, Inc., 8.63%, 09/15/2030 (e)		266	269
HLF Financing Sarl LLC / Herbalife International, Inc.,
4.88%, 06/01/2029 (e)		106	99
7.75%, 05/01/2033 (e)		169	172
Jazz Securities DAC, (Ireland), 4.38%, 01/15/2029 (e)		51	50
Nidda Healthcare Holding GmbH, (Germany),
Reg. S, 5.38%, 10/23/2030	EUR	3,238	3,719
Reg. S, 7.00%, 02/21/2030	EUR	2,275	2,681
Organon & Co. / Organon Foreign Debt Co-Issuer BV,
4.13%, 04/30/2028 (e)		1,801	1,780
5.13%, 04/30/2031 (e)		1,196	1,183
6.75%, 05/15/2034 (e)		115	121
7.88%, 05/15/2034 (e)		59	63
Paradigm Parent LLC and Paradigm Parent Co-Issuer, Inc., 8.75%, 04/17/2032 (e)		137	123
Rossini Sarl, (Luxembourg), Reg. S, 6.75%, 12/31/2029	EUR	215	254
Teva Pharmaceutical Finance Netherlands II BV, (Netherlands), 4.38%, 05/09/2030	EUR	100	116
Teva Pharmaceutical Finance Netherlands III BV, (Netherlands), 3.15%, 10/01/2026		1,119	1,113

			116,038

Total Consumer Non-cyclical			585,372

Diversified — 0.2%
Holding Companies — Diversified — 0.2%
Benteler International Austria GmbH, (Austria),
Reg. S, 7.25%, 06/15/2031	EUR	3,200	3,882
7.25%, 06/15/2031 (e)	EUR	800	971
Clue Opco LLC, 9.50%, 10/15/2031 (e)		2,191	2,106
ProGroup AG, (Germany), Reg. S, 5.38%, 04/15/2031	EUR	1,025	1,196
Stena International SA, (Luxembourg),
7.25%, 01/15/2031 (e)		273	279
7.63%, 02/15/2031 (e)		202	209

Total Diversified			8,643

SEE NOTES TO FINANCIAL STATEMENTS.

JUNE 30, 2026	SIX CIRCLES TRUST	271

Six Circles Credit Opportunities Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JUNE 30, 2026 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)
Corporate Bonds — continued
Energy — 7.2%
Coal — 0.1%
Alliance Resource Operating Partners LP / Alliance Resource Finance Corp., 8.63%, 06/15/2029 (e)		478	500
Conuma Resources Ltd., (Canada), 13.13%, 05/01/2028 (e)		36	35
Coronado Finance Pty Ltd., (Australia), 9.25%, 10/01/2029 (e)		1,996	1,820
SunCoke Energy, Inc., 4.88%, 06/30/2029 (e)		209	198

			2,553

Energy — Alternate Sources — 0.1%
Cullinan Holdco Scsp, (Luxembourg),
Reg. S, 8.50%, 10/15/2029	EUR	1,501	1,696
8.50%, 10/15/2029 (e)	EUR	4,900	5,537
TerraForm Power Operating LLC,
4.75%, 01/15/2030 (e)		290	281
5.00%, 01/31/2028 (e)		296	294

			7,808

Oil & Gas — 4.7%
Adnoc Murban Rsc Ltd., (United Arab Emirates),
5.13%, 09/11/2054 (e)		4,100	3,697
Reg. S, 5.13%, 09/11/2054		900	811
Aethon United BR LP / Aethon United Finance Corp., 7.50%, 10/01/2029 (e)		4,292	4,464
Antero Resources Corp., 5.38%, 03/01/2030 (e)		1,013	1,020
Ascent Resources Utica Holdings LLC / ARU Finance Corp.,
5.88%, 06/30/2029 (e)		628	626
6.63%, 10/15/2032 (e)		523	529
6.63%, 07/15/2033 (e)		718	726
9.00%, 11/01/2027 (e)		1,528	1,696
BKV Upstream Midstream LLC, 7.50%, 10/15/2030 (e)		112	112
Borr IHC Ltd. / Borr Finance LLC, (Multinational),
8.75%, 01/15/2032 (e)		200	195
9.00%, 01/15/2034 (e)		200	194
Breakwater Energy Holdings Sarl, (Luxembourg), 9.25%, 11/15/2030 (e)		806	851
California Resources Corp.,
7.00%, 01/15/2034 (e)		686	679
7.25%, 01/15/2035 (e)		665	660
Calumet Specialty Products Partners LP / Calumet Finance Corp.,
9.75%, 07/15/2028 (e)		40	41
9.75%, 02/15/2031 (e)		101	107
Caturus Energy LLC,
7.13%, 05/15/2031 (e)		2,026	2,005
8.50%, 02/15/2030 (e)		1,907	1,987

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)

Oil & Gas — continued
Chord Energy Corp.,
6.00%, 10/01/2030 (e)		946	950
6.75%, 03/15/2033 (e)		566	575
CITGO Petroleum Corp., 8.38%, 01/15/2029 (e)		3,564	3,667
CNX Resources Corp.,
5.88%, 03/01/2034 (e)		865	841
7.25%, 03/01/2032 (e)		786	810
7.38%, 01/15/2031 (e)		204	209
Comstock Resources, Inc.,
5.88%, 01/15/2030 (e)		2,111	1,992
6.75%, 03/01/2029 (e)		3,144	3,095
Continental Resources, Inc.,
2.27%, 11/15/2026 (e)		1,838	1,821
4.38%, 01/15/2028		741	736
5.75%, 01/15/2031 (e)		2,104	2,144
Crescent Energy Finance LLC,
7.38%, 01/15/2033 (e)		748	744
7.63%, 04/01/2032 (e)		2,507	2,529
7.75%, 07/31/2029 (e)		1,311	1,314
7.88%, 04/15/2032 (e)		776	786
8.38%, 01/15/2034 (e)		489	504
9.75%, 10/15/2030 (e)		643	681
CVR Energy, Inc.,
5.75%, 02/15/2028 (e)		56	56
7.50%, 02/15/2031 (e)		398	396
7.88%, 02/15/2034 (e)		270	267
DBR Land Holdings LLC, 6.25%, 12/01/2030 (e)		466	473
Devon Energy Corp., 5.25%, 10/15/2027		292	292
Ecopetrol SA, (Colombia),
5.88%, 11/02/2051		1,900	1,522
7.38%, 09/18/2043		200	198
7.75%, 02/01/2032		2,100	2,199
8.38%, 01/19/2036		2,200	2,368
8.63%, 01/19/2029		1,228	1,303
Empresa Nacional del Petroleo, (Chile), Reg. S, 6.15%, 05/10/2033		3,500	3,636
Energean plc, (United Kingdom),
Reg. S, 5.63%, 05/12/2031		EUR 1,900	2,164
5.63%, 05/12/2031 (e)		EUR 1,200	1,366
Eni SpA, (Italy), Reg. S, (EUR Swap Rate 5 Year + 2.08%), 4.50%, 01/21/2031 (x) (aa)	EUR	125	145
EnQuest plc, (United Kingdom), 9.88%, 04/30/2031 (e)		120	123
EQT Corp.,
7.00%, 02/01/2030		314	334
7.50%, 06/01/2030		186	201
Expand Energy Corp.,
5.38%, 02/01/2029		455	455
5.38%, 03/15/2030		1,435	1,441
FORESEA Holding SA, (Luxembourg), 7.50%, 06/15/2030 (e)		189	186

SEE NOTES TO FINANCIAL STATEMENTS.

272	SIX CIRCLES TRUST	JUNE 30, 2026

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)
Corporate Bonds — continued
Oil & Gas — continued
Gulfport Energy Operating Corp., 6.75%, 09/01/2029 (e)		1,151	1,174
Helmerich & Payne, Inc., 4.65%, 12/01/2027		243	243
HF Sinclair Corp., 5.00%, 02/01/2028		1,140	1,138
Hilcorp Energy I LP / Hilcorp Finance Co.,
5.75%, 02/01/2029 (e)		4,130	4,114
6.00%, 04/15/2030 (e)		118	116
6.00%, 02/01/2031 (e)		574	556
6.25%, 11/01/2028 (e)		2,965	2,973
6.25%, 04/15/2032 (e)		364	352
6.88%, 05/15/2034 (e)		758	738
7.25%, 02/15/2035 (e)		912	898
8.38%, 11/01/2033 (e)		677	706
Infinity Natural Resources LLC, 7.63%, 04/01/2031 (e)		553	549
Ithaca Energy North Sea plc, (United Kingdom),
5.50%, 10/01/2031 (e)	EUR	2,350	2,677
8.13%, 10/15/2029 (e)		163	168
KazMunayGas National Co. JSC, (Kazakhstan),
Reg. S, 5.75%, 04/19/2047		3,194	3,049
Reg. S, 6.38%, 10/24/2048		747	753
Kraken Oil & Gas Partners LLC,
7.13%, 05/15/2031 (e)		249	243
7.63%, 08/15/2029 (e)		167	169
Leviathan Bond Ltd., (Israel), Reg. S, 6.75%, 06/30/2030 (e)		1,000	1,028
Magnolia Oil & Gas Operating LLC / Magnolia Oil & Gas Finance Corp., 6.88%, 12/01/2032 (e)		580	591
Matador Resources Co.,
6.00%, 04/15/2034 (e)		1,106	1,078
6.25%, 04/15/2033 (e)		162	162
6.50%, 04/15/2032 (e)		1,261	1,268
Medco Laurel Tree Pte Ltd., (Singapore), Reg. S, 6.95%, 11/12/2028		600	601
Moss Creek Resources Holdings, Inc., 8.25%, 09/01/2031 (e)		225	223
Murphy Oil Corp., 6.50%, 02/15/2034		94	93
Nabors Industries, Inc.,
7.63%, 11/15/2032 (e)		1,000	1,023
8.88%, 08/15/2031 (e)		554	569
9.13%, 01/31/2030 (e)		1,073	1,121
Noble Finance II LLC,
6.25%, 06/15/2034 (e)		474	464
8.00%, 04/15/2030 (e)		1,497	1,551
Northern Oil & Gas, Inc.,
7.88%, 10/15/2033 (e)		766	761
8.75%, 06/15/2031 (e)		233	240
Occidental Petroleum Corp.,
7.50%, 05/01/2031		127	141
8.88%, 07/15/2030		1,297	1,463
Par Petroleum LLC, 7.38%, 06/01/2034 (e)		1,017	1,029

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)

Oil & Gas — continued
Parex Resources, Inc., (Canada), 8.50%, 05/11/2031 (e)	1,600	1,625
PBF Holding Co. LLC / PBF Finance Corp.,
7.25%, 06/01/2034 (e)	266	263
7.88%, 09/15/2030 (e)	462	471
9.88%, 03/15/2030 (e)	331	354
Permian Resources Operating LLC,
5.88%, 07/01/2029 (e)	1,682	1,682
6.25%, 02/01/2033 (e)	762	778
7.00%, 01/15/2032 (e)	1,026	1,062
Pertamina Persero PT, (Indonesia), Reg. S, 6.50%, 11/07/2048	1,000	1,019
Petrobras Global Finance BV, (Netherlands), 5.13%, 09/10/2030	867	860
Petroleos del Peru SA, (Peru),
Reg. S, 4.75%, 06/19/2032	8,700	7,401
Reg. S, 5.63%, 06/19/2047	5,200	3,717
Petroleos Mexicanos, (Mexico),
6.35%, 02/12/2048	21,000	17,316
6.38%, 01/23/2045	3,250	2,771
6.63%, 06/15/2035	4,400	4,271
6.70%, 02/16/2032	1,200	1,210
7.69%, 01/23/2050	7,700	7,183
Petronas Capital Ltd., (Malaysia),
4.55%, 04/21/2050 (e)	3,700	3,233
Reg. S, 4.55%, 04/21/2050	1,200	1,049
Precision Drilling Corp., (Canada), 6.88%, 01/15/2029 (e)	1,228	1,235
PRIO Luxembourg Holding Sarl, (Luxembourg), 6.75%, 10/15/2030 (e)	3,700	3,626
Puma International Financing SA, (Luxembourg), 7.75%, 04/25/2029 (e)	302	310
QatarEnergy, (Qatar),
Reg. S, 1.38%, 09/12/2026	1,200	1,193
Reg. S, 3.13%, 07/12/2041	14,900	11,263
Reg. S, 3.30%, 07/12/2051	10,000	6,848
Range Resources Corp., 4.75%, 02/15/2030 (e)	643	630
Rio Oil Finance Trust Series 2014-3, Reg. S, 9.75%, 01/06/2027	246	249
Rio Oil Finance Trust Series 2018-1, 8.20%, 04/06/2028 (e)	59	60
Saturn Oil & Gas, Inc., (Canada), 9.63%, 06/15/2029 (e)	65	68
Seadrill Finance Ltd., (Bermuda),
6.75%, 07/15/2034 (e)	328	318
8.38%, 08/01/2030 (e)	889	929
SM Energy Co.,
6.50%, 07/15/2028	483	484
6.63%, 01/15/2027	500	501
6.63%, 04/15/2034 (e)	1,493	1,470
6.75%, 08/01/2029 (e)	1,080	1,099
7.00%, 08/01/2032 (e)	101	102
8.38%, 07/01/2028 (e)	1,106	1,130
8.63%, 11/01/2030 (e)	903	948

SEE NOTES TO FINANCIAL STATEMENTS.

JUNE 30, 2026	SIX CIRCLES TRUST	273

Six Circles Credit Opportunities Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JUNE 30, 2026 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)
Corporate Bonds — continued
Oil & Gas — continued
8.75%, 07/01/2031 (e)		1,367	1,428
9.63%, 06/15/2033 (e)		740	811
Societatea Nationala de Gaze Naturale ROMGAZ SA, (Romania),
Reg. S, 4.63%, 11/04/2031	EUR	1,500	1,723
Reg. S, 4.75%, 10/07/2029	EUR	1,675	1,948
Sonangol Finance Ltd., (Angola), 10.00%, 01/29/2031 (e)		5,300	5,336
State Oil Co. of the Azerbaijan Republic, (Azerbaijan), Reg. S, 6.95%, 03/18/2030		7,900	8,428
Sunoco LP,
4.50%, 10/01/2029 (e)		2,017	1,960
4.63%, 05/01/2030 (e)		2,384	2,301
5.38%, 07/15/2031 (e)		100	99
5.63%, 03/15/2031 (e)		596	592
5.63%, 07/15/2034 (e)		80	78
5.88%, 07/15/2027 (e)		1,895	1,894
5.88%, 03/15/2034 (e)		452	446
6.25%, 07/01/2033 (e)		198	200
6.63%, 08/15/2032 (e)		1,508	1,534
7.00%, 05/01/2029 (e)		1,239	1,273
7.25%, 05/01/2032 (e)		141	146
(CMT Index 5 Year + 4.23%), 7.88%, 09/18/2030 (e) (x) (aa)		2,853	2,959
Sunoco LP / Sunoco Finance Corp.,
4.50%, 05/15/2029		1,973	1,932
4.50%, 04/30/2030		633	615
5.88%, 03/15/2028		74	74
7.00%, 09/15/2028 (e)		342	349
Talos Production, Inc.,
9.00%, 02/01/2029 (e)		144	150
9.38%, 02/01/2031 (e)		81	85
Tengizchevroil Finance Co. International Ltd., (Bermuda),
3.25%, 08/15/2030 (e)		400	371
Reg. S, 3.25%, 08/15/2030		1,900	1,764
Reg. S, 4.00%, 08/15/2026		1,231	1,230
TGNR Intermediate Holdings LLC, 5.50%, 10/15/2029 (e)		1,436	1,413
Thaioil Treasury Center Co. Ltd., (Thailand), (CMT Index 5 Year + 2.38%), 6.10%, 01/15/2031 (e) (x) (aa)		2,300	2,251
Transocean Aquila Ltd., (Cayman Islands), 8.00%, 09/30/2028 (e)		526	538
Transocean International Ltd., (Bermuda),
6.80%, 03/15/2038		101	94
7.50%, 04/15/2031		54	54
7.88%, 10/15/2032 (e)		568	593
8.25%, 05/15/2029 (e)		2,802	2,893
8.50%, 05/15/2031 (e)		1,016	1,054
8.75%, 02/15/2030 (e)		1,264	1,313
Trident Energy Finance plc, (United Kingdom), 12.50%, 11/30/2029 (e)		75	79
Uzbekneftegaz JSC, (Uzbekistan), Reg. S, 4.75%, 11/16/2028		3,800	3,675

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)

Oil & Gas — continued
Valaris Ltd., (Bermuda), 8.38%, 04/30/2030 (e)		994	1,032
Var Energi ASA, (Norway), Reg. S, (ICE EURIBOR Swap Rate 5 Year + 4.77%), 7.86%, 11/15/2083 (aa)	EUR	6,959	8,592
Viper Energy Partners LLC, 4.90%, 08/01/2030		129	129
Wildfire Intermediate Holdings LLC, 7.50%, 10/15/2029 (e)		1,203	1,234
Wintershall Dea Finance 2 BV, (Netherlands),
Reg. S, (ICE EURIBOR Swap Rate 5 Year + 3.94%), 6.12%, 05/08/2030 (x) (aa)	EUR	6,298	7,457
Series NC8, Reg. S, (EUR Swap Rate 5 Year + 3.32%), 3.00%, 07/20/2028 (x) (aa)	EUR	4,200	4,661

			262,461

Oil & Gas Services — 0.6%
Archrock Partners LP / Archrock Partners Finance Corp., 6.63%, 09/01/2032 (e)		1,136	1,158
Archrock Services LP / Archrock Partners Finance Corp., 6.00%, 02/01/2034 (e)		1,350	1,342
Bristow Group, Inc., 6.75%, 02/01/2033 (e)		98	98
CHC Group LLC, (Cayman Islands), 11.75%, 09/01/2030 (e)		156	130
Deepocean Ltd., (Jersey), 6.00%, 04/08/2031 (e)	EUR	575	673
Enerflex, Inc., 6.88%, 01/15/2031 (e)		156	160
Guara Norte Sarl, (Luxembourg), Reg. S, 5.20%, 06/15/2034		4,154	4,015
Helix Energy Solutions Group, Inc., 9.75%, 03/01/2029 (e)		647	678
Kodiak Gas Services LLC,
5.88%, 04/01/2031 (e)		1,913	1,916
6.50%, 10/01/2033 (e)		1,153	1,169
6.75%, 10/01/2035 (e)		1,091	1,120
Oceaneering International, Inc., 6.00%, 02/01/2028		436	442
OEG Finance plc, (United Kingdom), Reg. S, 7.25%, 09/27/2029	EUR	3,450	4,082
SESI LLC, 7.88%, 09/30/2030 (e)		557	566
Star Holding LLC, 8.75%, 08/01/2031 (e)		736	738
TGS ASA, (Norway), 8.50%, 01/15/2030 (e)		206	216
Tidewater, Inc., 9.13%, 07/15/2030 (e)		1,296	1,388
USA Compression Partners LP / USA Compression Finance Corp.,
6.25%, 10/01/2033 (e)		1,598	1,584
7.13%, 03/15/2029 (e)		1,061	1,087
Viridien, (France), 10.00%, 10/15/2030 (e)		64	68
WBI Operating LLC,
6.25%, 10/15/2030 (e)		206	207
6.50%, 10/15/2033 (e)		111	112
Weatherford International Ltd., (Bermuda),
6.75%, 10/15/2033 (e)		2,026	2,066
8.63%, 04/30/2030 (e)		37	38

SEE NOTES TO FINANCIAL STATEMENTS.

274	SIX CIRCLES TRUST	JUNE 30, 2026

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Oil & Gas Services — continued
Yinson Boronia Production BV, (Netherlands),
8.95%, 07/31/2042 (e)	2,137	2,352
Reg. S, 8.95%, 07/31/2042	1,719	1,893
Yinson Production Financial Services Pte Ltd., (Singapore), Reg. S, 9.63%, 05/03/2029 (e)	3,900	4,123

		33,421

Pipelines — 1.7%
Antero Midstream Partners LP / Antero Midstream Finance Corp.,
5.38%, 06/15/2029 (e)	1,378	1,374
5.75%, 01/15/2028 (e)	2,642	2,641
5.75%, 07/01/2034 (e)	245	242
6.63%, 02/01/2032 (e)	143	146
Blue Racer Midstream LLC / Blue Racer Finance Corp.,
7.00%, 07/15/2029 (e)	841	862
7.25%, 07/15/2032 (e)	506	523
Buckeye Partners LP,
3.95%, 12/01/2026	468	465
4.13%, 12/01/2027	81	80
4.50%, 03/01/2028 (e)	98	97
5.60%, 10/15/2044	46	41
5.85%, 11/15/2043	34	31
6.75%, 02/01/2030 (e)	287	297
6.75%, 08/15/2033	53	54
6.88%, 07/01/2029 (e)	802	819
Cheniere Energy Partners LP, 4.00%, 03/01/2031	179	172
Cheniere Energy, Inc., 4.63%, 10/15/2028	214	214
CNX Midstream Partners LP, 4.75%, 04/15/2030 (e)	485	462
Colonial Enterprises, Inc., 3.25%, 05/15/2030 (e)	1,450	1,359
Columbia Pipelines Holding Co. LLC,
6.04%, 08/15/2028 (e)	675	692
6.06%, 08/15/2026 (e)	352	352
CQP Holdco LP / BIP-V Chinook Holdco LLC, 5.50%, 06/15/2031 (e)	2,138	2,097
Delek Logistics Partners LP / Delek Logistics Finance Corp.,
6.88%, 06/01/2034 (e)	412	410
7.38%, 06/30/2033 (e)	488	497
8.63%, 03/15/2029 (e)	834	867
DT Midstream, Inc.,
4.13%, 06/15/2029 (e)	1,296	1,270
4.38%, 06/15/2031 (e)	400	387
Enbridge, Inc., (Canada),
(CMT Index 5 Year + 2.97%), 7.20%, 06/27/2054 (aa)	299	318
(CMT Index 5 Year + 3.12%), 7.38%, 03/15/2055 (aa)	254	267

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)

Pipelines,— continued
Energy Transfer LP,
6.00%, 02/01/2029 (e)	1,201	1,211
(CMT Index 5 Year + 2.68%), 6.50%, 02/15/2056 (aa)	463	467
(CMT Index 5 Year + 2.48%), 6.75%, 02/15/2056 (aa)	185	189
(CMT Index 5 Year + 2.83%), 7.13%, 10/01/2054 (aa)	152	156
7.38%, 02/01/2031 (e)	1,105	1,138
(CMT Index 5 Year + 4.02%), 8.00%, 05/15/2054 (aa)	1,184	1,256
Series G, (CMT Index 5 Year + 5.31%), 7.13%, 05/15/2030 (x) (aa)	457	472
Series H, (CMT Index 5 Year + 5.69%), 6.50%, 11/15/2026 (x) (aa)	1,134	1,135
Esentia Energy Development SAB de CV, (Mexico), 6.13%, 07/30/2033 (e)	300	299
Excelerate Energy LP, 8.00%, 05/15/2030 (e)	157	166
Genesis Energy LP / Genesis Energy Finance Corp.,
6.75%, 03/15/2034 (e)	1,261	1,251
7.88%, 05/15/2032	113	116
8.00%, 05/15/2033	552	574
8.25%, 01/15/2029	1,125	1,162
8.88%, 04/15/2030	79	83
Global Partners LP / GLP Finance Corp.,
6.88%, 01/15/2029	582	587
7.13%, 07/01/2033 (e)	464	469
8.25%, 01/15/2032 (e)	817	856
Harvest Midstream I LP,
6.75%, 05/15/2034 (e)	1,552	1,574
7.50%, 05/15/2032 (e)	94	97
Hess Midstream Operations LP,
4.25%, 02/15/2030 (e)	202	195
5.13%, 06/15/2028 (e)	1,042	1,039
6.50%, 06/01/2029 (e)	106	108
Howard Midstream Energy Partners LLC,
6.63%, 01/15/2034 (e)	1,078	1,087
7.38%, 07/15/2032 (e)	273	283
ITT Holdings LLC, 6.50%, 08/01/2029 (e)	1,845	1,823
Kinetik Holdings LP,
5.88%, 06/15/2030 (e)	93	93
6.63%, 12/15/2028 (e)	966	982
Martin Midstream Partners LP / Martin Midstream Finance Corp., 11.50%, 02/15/2028 (e)	247	249
New Generation Gas Gathering LLC,
0.00%, 09/30/2029 (e) (bb)	264	260
0.00%, 12/31/2049 (bb)	176	173
10.08%, 09/30/2029 (e) (bb)	176	173
NGL Energy Operating LLC / NGL Energy Finance Corp.,
8.13%, 02/15/2029 (e)	1,185	1,225

SEE NOTES TO FINANCIAL STATEMENTS.

JUNE 30, 2026	SIX CIRCLES TRUST	275

Six Circles Credit Opportunities Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JUNE 30, 2026 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Pipelines — continued
8.38%, 02/15/2032 (e)	2,867	2,985
NGPL PipeCo. LLC, 3.25%, 07/15/2031 (e)	1,500	1,381
Northriver Midstream Finance LP, (Canada), 6.75%, 07/15/2032 (e)	513	519
Prairie Acquiror LP, 9.00%, 08/01/2029 (e)	507	527
Rockies Express Pipeline LLC,
4.80%, 05/15/2030 (e)	400	391
4.95%, 07/15/2029 (e)	323	319
6.88%, 04/15/2040 (e)	1,265	1,295
7.50%, 07/15/2038 (e)	125	132
Sabal Trail Transmission LLC, 4.25%, 05/01/2028 (e)	787	780
South Bow Canadian Infrastructure Holdings Ltd., (Canada),
(CMT Index 5 Year + 3.67%), 7.50%, 03/01/2055 (aa)	125	134
(CMT Index 5 Year + 3.95%), 7.63%, 03/01/2055 (aa)	281	294
South Bow USA Infrastructure Holdings LLC, 4.91%, 09/01/2027	954	957
Summit Midstream Holdings LLC, 8.63%, 10/31/2029 (e)	212	221
Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp.,
5.50%, 01/15/2028 (e)	2,759	2,753
6.00%, 12/31/2030 (e)	143	143
6.00%, 09/01/2031 (e)	519	514
6.75%, 03/15/2034 (e)	504	509
7.38%, 02/15/2029 (e)	2,177	2,233
Targa Resources Partners LP / Targa Resources Partners Finance Corp.,
4.88%, 02/01/2031	564	562
5.00%, 01/15/2028	758	758
TransMontaigne Partners LLC, 8.50%, 06/15/2030 (e)	456	465
Venture Global Calcasieu Pass LLC,
3.88%, 08/15/2029 (e)	1,160	1,107
4.13%, 08/15/2031 (e)	373	350
6.00%, 05/01/2036 (e)	402	406
6.25%, 01/15/2030 (e)	175	179
Venture Global LNG, Inc.,
6.38%, 12/15/2034 (e)	2,956	2,907
6.63%, 06/15/2036 (e)	2,427	2,392
7.00%, 01/15/2030 (e)	328	335
8.38%, 06/01/2031 (e)	400	416
(CMT Index 5 Year + 5.44%), 9.00%, 09/30/2029 (e) (x) (aa)	4,974	4,856
9.50%, 02/01/2029 (e)	6,144	6,619
9.88%, 02/01/2032 (e)	570	608
Venture Global Plaquemines LNG LLC,
6.13%, 12/15/2030 (e)	2,841	2,907
6.50%, 01/15/2034 (e)	2,803	2,921
6.50%, 06/15/2034 (e)	1,059	1,103
6.75%, 01/15/2036 (e)	3,292	3,491
7.50%, 05/01/2033 (e)	1,783	1,957

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)

Pipelines — continued
7.75%, 05/01/2035 (e)		1,516	1,700
Western Midstream Operating LP,
4.75%, 08/15/2028		87	87
7.25%, 04/01/2030 (e)		1,029	1,079
Whistler Pipeline LLC, 5.40%, 09/30/2029 (e)		353	358

			91,634

Total Energy			397,877

Financial — 12.8%
Banks — 3.3%
AIB Group plc, (Ireland),
Reg. S, (ICE EURIBOR Swap Rate 5 Year + 3.71%), 6.00%, 07/14/2031 (x) (aa)	EUR	1,675	1,985
(United States SOFR + 2.33%), 6.61%, 09/13/2029 (e) (aa)		416	432
Reg. S, (ICE EURIBOR Swap Rate 5 Year + 4.39%), 7.13%, 10/30/2029 (x) (aa)	EUR	800	986
Alpha Bank SA, (Greece), Reg. S, (ICE EURIBOR Swap Rate 5 Year + 3.27%), 6.00%, 09/13/2034 (aa)	EUR	2,500	3,020
Armor Holdco, Inc., 8.50%, 11/15/2029 (e)		74	74
Banco Comercial Portugues SA, (Portugal), Reg. S, (ICE EURIBOR Swap Rate 5 Year + 5.78%), 8.13%, 01/18/2029 (x) (aa)	EUR	4,000	4,995
Banco Davivienda SA, (Colombia), Reg. S, (CMT Index 1 Year + 5.10%), 6.65%, 04/22/2031 (x) (aa)		1,300	1,201
Banco Mercantil del Norte SA, (Cayman Islands), (CMT Index 5 Year + 4.07%), 8.38%, 05/20/2031 (e) (x) (aa)		2,800	2,862
Banco Nacional de Mexico SA, (Mexico), (CMT Index 5 Year + 2.68%), 6.70%, 08/07/2036 (e) (aa)		5,500	5,417
Banco Santander SA, (Spain), (CMT Index 5 Year + 2.84%), 7.25%, 12/03/2035 (x) (aa)		400	407
Bangkok Bank PCL, (Thailand), 5.08%, 11/26/2035 (e)		2,600	2,566
Bank Leumi Le-Israel BM, (Israel), Reg. S, 5.34%, 06/29/2029 (e)		460	461
Bank of America Corp.,
(CMT Index 5 Year + 2.35%), 6.25%, 07/26/2030 (x) (aa)		964	976
(CMT Index 5 Year + 2.68%), 6.63%, 05/01/2030 (x) (aa)		1,667	1,719
Bank of Cyprus Holdings plc, (Ireland), Reg. S, (ICE EURIBOR Swap Rate 5 Year + 1.95%), 4.25%, 09/18/2036 (aa)	EUR	1,529	1,744
Bank of Ireland Group plc, (Ireland),
(CMT Index 1 Year + 1.10%), 2.03%, 09/30/2027 (e) (aa)		922	917
(SOFR Compounded Index + 1.16%), 5.00%, 11/12/2032 (e) (aa)		419	419

SEE NOTES TO FINANCIAL STATEMENTS.

276	SIX CIRCLES TRUST	JUNE 30, 2026

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)
Corporate Bonds — continued
Bank — continued
Barclays plc, (United Kingdom),
(CMT Index 5 Year + 3.41%), 4.38%, 03/15/2028 (x) (aa)		265	257
(United States SOFR + 1.88%), 6.50%, 09/13/2027 (aa)		462	464
(USD SOFR ICE Swap Rate 5 Year + 3.69%), 7.63%, 03/15/2035 (x) (aa)		487	509
(CMT Index 5 Year + 5.43%), 8.00%, 03/15/2029 (x) (aa)		200	210
(ICE Swap Rate GBP SONIA 5 Year + 5.64%), 9.25%, 09/15/2028 (x) (aa)	GBP	5,890	8,301
(USD SOFR ICE Swap Rate 5 Year + 5.78%), 9.63%, 12/15/2029 (x) (aa)		1,820	2,018
BNP Paribas SA, (France),
(United States SOFR + 1.61%), 1.90%, 09/30/2028 (e) (aa)		400	387
(United States SOFR + 1.23%), 2.59%, 01/20/2028 (e) (aa)		1,086	1,075
(United States SOFR + 1.28%), 5.28%, 11/19/2030 (e) (aa)		200	202
(CMT Index 5 Year + 4.90%), 7.75%, 08/16/2029 (e) (x) (aa)		2,820	2,958
BOI Finance BV, (Netherlands), Reg. S, 7.50%, 02/16/2027	EUR	2,200	2,557
BPCE SA, (France), (United States SOFR + 1.09%), 2.05%, 10/19/2027 (e) (aa)		305	303
CaixaBank SA, (Spain),
Reg. S, (EUR Swap Rate 5 Year + 3.86%), 3.63%, 09/14/2028 (x) (aa)	EUR	2,200	2,467
Reg. S, (ICE EURIBOR Swap Rate 5 Year + 3.94%), 6.25%, 07/24/2032 (x) (aa)	EUR	200	241
Canadian Imperial Bank of Commerce, (Canada), (SOFR Compounded Index + 0.79%), 4.28%, 01/29/2030 (aa)		361	357
Citigroup, Inc.,
(United States SOFR + 1.17%), 4.50%, 09/11/2031 (aa)		2,100	2,074
(United States SOFR + 1.36%), 5.17%, 02/13/2030 (aa)		1,659	1,677
(CMT Index 5 Year + 3.00%), 6.63%, 02/15/2031 (x) (aa)		700	713
Series CC, (CMT Index 5 Year + 2.69%), 7.13%, 08/15/2029 (x) (aa)		690	706
Series DD, (CMT Index 1 Year + 2.76%), 7.00%, 08/15/2034 (x) (aa)		336	351
Series EE, (CMT Index 5 Year + 2.57%), 6.75%, 02/15/2030 (x) (aa)		683	693
Series FF, (CMT Index 5 Year + 2.73%), 6.95%, 02/15/2030 (x) (aa)		410	419
Series GG, (CMT Index 5 Year + 2.89%), 6.88%, 08/15/2030 (x) (aa)		506	518
Citizens Financial Group, Inc.,
(United States SOFR + 1.26%), 5.25%, 03/05/2031 (aa)		1,825	1,845
(United States SOFR + 2.01%), 5.84%, 01/23/2030 (aa)		388	398

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)

Bank — continued
Commerzbank AG, (Germany), Reg. S, (EUR Swap Rate 5 Year + 4.39%), 4.25%, 10/09/2027 (x) (aa)	EUR	2,600	2,969
Credit Agricole SA, (France), Reg. S, (ICE EURIBOR Swap Rate 5 Year + 4.21%), 6.50%, 09/23/2029 (x) (aa)	EUR	2,300	2,777
Deutsche Bank AG, (Germany),
Reg. S, (ICE EURIBOR Swap Rate 5 Year + 4.55%), 4.50%, 11/30/2026 (x) (aa)	EUR	800	915
Reg. S, (ICE EURIBOR Swap Rate 5 Year + 5.69%), 6.75%, 10/30/2028 (x) (aa)	EUR	5,200	6,180
Reg. S, (ICE EURIBOR Swap Rate 5 Year + 3.86%), 6.75%, 10/30/2035 (x) (aa)	EUR	4,000	4,675
Reg. S, (ICE EURIBOR Swap Rate 5 Year + 4.60%), 7.13%, 10/30/2030 (x) (aa)	EUR	200	244
Reg. S, (ICE EURIBOR Swap Rate 5 Year + 5.26%), 8.13%, 10/30/2029 (x) (aa)	EUR	9,400	11,710
Deutsche Pfandbriefbank AG, (Germany), Reg. S, (ICE EURIBOR Swap Rate 5 Year + 4.86%), 7.13%, 10/04/2035 (aa)	EUR	1,200	1,313
Dresdner Funding Trust I, 8.15%, 06/30/2031 (e)		200	215
Eldik Bank OAO, (Kyrgyzstan), 8.50%, 04/23/2031 (e)		2,100	2,106
Eurobank SA, (Greece),
Reg. S, (ICE EURIBOR Swap Rate 1 Year + 1.70%), 4.00%, 02/07/2036 (aa)	EUR	100	113
Reg. S, (ICE EURIBOR Swap Rate 5 Year + 1.60%), 4.13%, 04/29/2037 (aa)	EUR	4,000	4,529
Federation des Caisses Desjardins du Quebec, (Canada), 5.02%, 05/27/2031 (e)		944	951
First Abu Dhabi Bank PJSC, (United Arab Emirates), (United States SOFR + 1.15%), 4.77%, 06/03/2031 (e) (aa)		5,400	5,394
First Citizens BancShares, Inc., (United States SOFR + 1.41%), 5.23%, 03/12/2031 (aa)		826	825
First Horizon Corp., (United States SOFR + 1.77%), 5.51%, 03/07/2031 (aa)		328	332
First-Citizens Bank & Trust Co., (United States SOFR + 1.15%), 5.10%, 07/13/2029 (aa)		450	451
Freedom Mortgage Corp.,
6.63%, 01/15/2027 (e)		1,965	1,965
12.25%, 10/01/2030 (e)		896	967
Goldman Sachs Bank USA, (United States SOFR + 0.72%), 4.66%, 06/03/2029 (aa)		2,398	2,400
Goldman Sachs Group, Inc. (The),
(United States SOFR + 1.11%), 2.64%, 02/24/2028 (aa)		577	570
(United States SOFR + 1.85%), 3.62%, 03/15/2028 (aa)		99	98
(CME Term SOFR 3 Month + 1.42%), 3.81%, 04/23/2029 (aa)		161	159

SEE NOTES TO FINANCIAL STATEMENTS.

JUNE 30, 2026	SIX CIRCLES TRUST	277

Six Circles Credit Opportunities Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JUNE 30, 2026 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)
Corporate Bonds — continued
Bank — continued
(CME Term SOFR 3 Month + 1.56%), 4.22%, 05/01/2029 (aa)		1,657	1,643
(United States SOFR + 0.96%), 4.52%, 01/21/2032 (aa)		701	688
(United States SOFR + 1.58%), 5.22%, 04/23/2031 (aa)		1,395	1,410
(United States SOFR + 1.27%), 5.73%, 04/25/2030 (aa)		394	404
Series Y, (CMT Index 1 Year + 2.40%), 6.13%, 11/10/2034 (x) (aa)		623	623
Series Z, (CMT Index 5 Year + 2.46%), 6.85%, 02/10/2030 (x) (aa)		920	947
HSBC Holdings plc, (United Kingdom),
(United States SOFR + 1.03%), 4.90%, 03/03/2029 (aa)		434	436
(United States SOFR + 1.06%), 5.60%, 05/17/2028 (aa)		286	288
Intesa Sanpaolo SpA, (Italy), (CMT Index 1 Year + 2.60%), 4.20%, 06/01/2032 (e) (aa)		1,625	1,535
KBC Group NV, (Belgium), Reg. S, (ICE EURIBOR Swap Rate 5 Year + 3.99%), 6.25%, 09/17/2031 (x) (aa)	EUR	2,000	2,404
Macquarie Bank Ltd., (Australia), 3.62%, 06/03/2030 (e)		239	227
Macquarie Group Ltd., (Australia), (CME Term SOFR 3 Month + 1.63%), 3.76%, 11/28/2028 (e) (aa)		506	499
Morgan Stanley,
(United States SOFR + 1.14%), 2.70%, 01/22/2031 (aa)		659	613
(United States SOFR + 1.61%), 4.21%, 04/20/2028 (aa)		1,246	1,244
(United States SOFR + 0.95%), 4.49%, 01/16/2032 (aa)		743	729
(United States SOFR + 1.20%), 4.71%, 03/12/2032 (aa)		1,264	1,249
(United States SOFR + 1.22%), 5.04%, 07/19/2030 (aa)		155	156
(United States SOFR + 1.45%), 5.17%, 01/16/2030 (aa)		279	282
(United States SOFR + 1.63%), 5.45%, 07/20/2029 (aa)		98	99
(United States SOFR + 1.26%), 5.66%, 04/18/2030 (aa)		467	477
Series I, (United States SOFR + 1.07%), 4.36%, 10/22/2031 (aa)		777	760
Morgan Stanley Bank NA, (SOFR Compounded Index + 0.97%), 4.79%, 05/10/2030 (aa)		250	250
Morgan Stanley Private Bank NA, (United States SOFR + 1.08%), 4.73%, 07/18/2031 (aa)		250	249

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)

Bank — continued
National Bank of Greece SA, (Greece),
Reg. S, (ICE EURIBOR Swap Rate 5 Year + 3.15%), 5.88%, 06/28/2035 (aa)	EUR	100	121
Reg. S, (ICE EURIBOR Swap Rate 5 Year + 4.65%), 8.00%, 01/03/2034 (aa)	EUR	3,017	3,770
NatWest Group plc, (United Kingdom),
(CMT Index 1 Year + 1.22%), 4.96%, 08/15/2030 (aa)		296	297
(CMT Index 5 Year + 3.75%), 8.13%, 11/10/2033 (x) (aa)		580	642
Piraeus Bank SA, (Greece), Reg. S, (ICE EURIBOR Swap Rate 5 Year + 3.15%), 5.38%, 09/18/2035 (aa)	EUR	7,252	8,657
PNC Financial Services Group, Inc. (The), (United States SOFR + 1.33%), 4.90%, 05/13/2031 (aa)		549	552
Popular, Inc., (Puerto Rico), 7.25%, 03/13/2028		544	561
QNB Finance Ltd., (Cayman Islands),
Reg. S, 4.50%, 07/24/2030		1,500	1,483
(United States SOFR + 1.05%), 4.68%, 04/27/2029 (e) (aa)		5,900	5,900
Santander UK Group Holdings plc, (United Kingdom),
(SOFR Compounded Index + 1.07%), 4.32%, 09/22/2029 (aa)		248	246
(United States SOFR + 2.60%), 6.53%, 01/10/2029 (aa)		990	1,016
Societe Generale SA, (France),
(CMT Index 5 Year + 3.79%), 8.13%, 11/21/2029 (e) (x) (aa)		108	113
Reg. S, (CMT Index 5 Year + 5.45%), 10.00%, 11/14/2028 (x) (aa)		2,200	2,401
Standard Chartered plc, (United Kingdom),
(CMT Index 1 Year + 0.77%), 4.30%, 01/13/2030 (e) (aa)		351	347
(CMT Index 1 Year + 1.05%), 5.69%, 05/14/2028 (e) (aa)		256	258
(CMT Index 1 Year + 1.85%), 6.75%, 02/08/2028 (e) (aa)		400	405
Synchrony Bank, 5.63%, 08/23/2027		1,056	1,067
Toronto-Dominion Bank (The), (Canada),
(USD Semi-annual Swap Rate 5 Year + 2.21%), 3.63%, 09/15/2031 (aa)		2,710	2,704
(CMT Index 5 Year + 2.98%), 7.25%, 07/31/2084 (aa)		395	410
Turkiye Vakiflar Bankasi TAO, (Turkey), 7.25%, 07/31/2030 (e)		1,600	1,606
UBS AG, (Switzerland), (United States SOFR + 0.81%), 4.30%, 03/16/2029 (aa)		252	251
UBS Group AG, (Switzerland),
(CMT Index 1 Year + 0.85%), 1.49%, 08/10/2027 (e) (aa)		1,067	1,063
(ICE IBOR USD 3 Month + 1.41%), 3.87%, 01/12/2029 (e) (aa)		806	797

SEE NOTES TO FINANCIAL STATEMENTS.

278	SIX CIRCLES TRUST	JUNE 30, 2026

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Bank — continued
(CMT Index 1 Year + 2.05%), 4.70%, 08/05/2027 (e) (aa)	1,194	1,194
(CMT Index 1 Year + 1.52%), 5.43%, 02/08/2030 (e) (aa)	200	203
(USD SOFR ICE Swap Rate 5 Year + 3.12%), 6.60%, 08/05/2030 (e) (x) (aa)	400	404
(USD SOFR ICE Swap Rate 5 Year + 3.24%), 6.63%, 01/08/2031 (e) (x) (aa)	400	401
(USD SOFR ICE Swap Rate 5 Year + 3.08%), 7.00%, 02/10/2030 (e) (x) (aa)	400	407
(USD SOFR ICE Swap Rate 5 Year + 3.30%), 7.00%, 02/05/2035 (e) (x) (aa)	221	222
(USD SOFR ICE Swap Rate 5 Year + 3.32%), 7.00%, 01/08/2036 (e) (x) (aa)	651	658
(USD SOFR ICE Swap Rate 5 Year + 3.18%), 7.13%, 08/10/2034 (e) (x) (aa)	600	606
(USD SOFR ICE Swap Rate 5 Year + 4.16%), 7.75%, 04/12/2031 (e) (x) (aa)	600	632
(CMT Index 5 Year + 4.75%), 9.25%, 11/13/2028 (e) (x) (aa)	200	215
(CMT Index 5 Year + 4.76%), 9.25%, 11/13/2033 (e) (x) (aa)	400	462
UniCredit SpA, (Italy), (USD ICE Swap Rate + 3.70%), 5.86%, 06/19/2032 (e) (aa)	458	460
US Bancorp, (United States SOFR + 1.06%), 5.05%, 02/12/2031 (aa)	2,007	2,027
Uzbek Industrial and Construction Bank ATB, (Uzbekistan),
8.95%, 07/24/2029 (e)	1,000	1,073
Reg. S, 8.95%, 07/24/2029	200	215
Vakifbank DPR, 6.83%, 03/15/2035 (bb)	2,200	2,200
Valley National Bancorp, (CME Term SOFR 3 Month + 2.78%), 6.25%, 09/30/2032 (aa)	110	110
Walker & Dunlop, Inc., 6.63%, 04/01/2033 (e)	381	387
Wells Fargo & Co.,
(CME Term SOFR 3 Month + 1.57%), 3.58%, 05/22/2028 (aa)	1,500	1,488
(United States SOFR + 1.37%), 4.97%, 04/23/2029 (aa)	319	320
(United States SOFR + 1.50%), 5.20%, 01/23/2030 (aa)	244	247
(United States SOFR + 1.74%), 5.57%, 07/25/2029 (aa)	178	181
(United States SOFR + 1.07%), 5.71%, 04/22/2028 (aa)	661	667
(United States SOFR + 1.79%), 6.30%, 10/23/2029 (aa)	786	813

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)

Bank — continued
Westpac Banking Corp., (Australia), (USD SOFR Spread-Adjusted ICE Swap Rate 5 Year + 2.24%), 4.32%, 11/23/2031 (aa)	92	92
Zions Bancorp NA, (United States SOFR + 1.16%), 4.70%, 08/18/2028 (aa)	756	755

		182,057

Diversified Financial Services — 3.1%
Aircastle Ltd. / Aircastle Ireland DAC, (Bermuda),
5.00%, 09/15/2030 (e)	188	188
5.25%, 03/15/2030 (e)	1,633	1,644
Aircastle Ltd., (Bermuda), 5.95%, 02/15/2029 (e)	187	192
Aretec Group, Inc.,
7.50%, 04/01/2029 (e)	612	609
10.00%, 08/15/2030 (e)	125	131
Atlanticus Holdings Corp., 9.75%, 09/01/2030 (e)	87	88
Atlas Warehouse Lending Co. LP,
4.95%, 11/15/2030 (e)	456	450
6.05%, 01/15/2028 (e)	600	608
6.25%, 01/15/2030 (e)	250	257
Avation Group S Pte Ltd., (Singapore), 8.50%, 05/15/2031 (e)	64	60
Aviation Capital Group LLC,
1.95%, 09/20/2026 (e)	614	611
3.50%, 11/01/2027 (e)	337	331
5.38%, 07/15/2029 (e)	1,764	1,785
Avilease Capital Ltd., (Cayman Islands),
4.75%, 11/12/2030 (e)	627	614
5.50%, 06/30/2031 (e)	201	202
Avolon Holdings Funding Ltd., (Cayman Islands),
2.53%, 11/18/2027 (e)	397	385
2.75%, 02/21/2028 (e)	81	79
3.25%, 02/15/2027 (e)	251	249
4.20%, 04/15/2029 (e)	1,350	1,326
4.95%, 01/15/2028 (e)	74	74
5.38%, 05/30/2030 (e)	780	788
5.75%, 03/01/2029 (e)	887	905
5.75%, 11/15/2029 (e)	949	971
Azorra Finance Ltd., (Cayman Islands),
6.25%, 02/15/2034 (e)	675	652
7.25%, 01/15/2031 (e)	1,049	1,078
7.75%, 04/15/2030 (e)	1,895	1,965
Bread Financial Holdings, Inc., 6.75%, 05/15/2031 (e)	316	323
(CMT Index 5 Year + 4.30%), 8.38%, 06/15/2035 (e) (aa)	249	260
Burford Capital Global Finance LLC,
6.25%, 04/15/2028 (e)	167	165
6.88%, 04/15/2030 (e)	140	133
7.50%, 07/15/2033 (e)	160	135
8.50%, 01/15/2034 (e)	149	131
9.25%, 07/01/2031 (e)	151	147

SEE NOTES TO FINANCIAL STATEMENTS.

JUNE 30, 2026	SIX CIRCLES TRUST	279

Six Circles Credit Opportunities Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JUNE 30, 2026 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)
Corporate Bonds — continued
Diversified Financial Services — continued
Charles Schwab Corp. (The), Series L, (CMT Index 5 Year + 2.25%), 6.10%, 06/01/2031 (x) (aa)		135	136
CIMA Finance DAC, (Ireland), Reg. S, 2.95%, 09/05/2029		3,609	3,414
Citadel Securities Global Holdings LLC, 5.50%, 06/18/2030 (e)		1,250	1,267
Cobra AcquisitionCo. LLC,
6.38%, 11/01/2029 (e)		116	99
12.25%, 11/01/2029 (e)		97	96
Coinbase Global, Inc.,
3.38%, 10/01/2028 (e)		187	178
3.63%, 10/01/2031 (e)		151	131
Credicorp Capital Sociedad Titulizadora SA, (Peru),
Reg. S, 9.70%, 03/05/2045 (e)	PEN	8,200	2,552
Reg. S, 10.10%, 12/15/2043 (e)	PEN	6,195	1,980
Credit Acceptance Corp.,
6.63%, 03/15/2030 (e)		90	90
9.25%, 12/15/2028 (e)		110	115
CrossCountry Intermediate HoldCo LLC,
6.50%, 10/01/2030 (e)		497	490
6.75%, 12/01/2032 (e)		139	134
Danantara Investment Management PT, (Indonesia),
5.35%, 06/18/2031 (e)		3,000	2,997
5.95%, 06/18/2036 (e)		2,700	2,698
Encore Capital Group, Inc.,
Reg. S, 4.25%, 06/01/2028	GBP	4,008	5,157
6.63%, 04/15/2031 (e)		891	901
6.63%, 06/01/2032 (e)		544	545
8.50%, 05/15/2030 (e)		348	370
Enova International, Inc.,
9.13%, 08/01/2029 (e)		93	97
11.25%, 12/15/2028 (e)		77	81
EZCORP, Inc., 7.38%, 04/01/2032 (e)		126	132
First Eagle Holdings, Inc., 7.25%, 08/15/2032 (e)		304	306
Focus Financial Partners LLC, 6.75%, 09/15/2031 (e)		835	839
Freedom Funding Center LLC, 12.00% (cash), 10/01/2032 (e) (v)		622	638
Freedom Mortgage Holdings LLC,
6.88%, 05/01/2031 (e)		1,011	982
7.88%, 04/01/2033 (e)		184	179
8.38%, 04/01/2032 (e)		213	217
9.13%, 05/15/2031 (e)		1,651	1,707
9.25%, 02/01/2029 (e)		1,449	1,497
Garfunkelux Holdco 3 SA, (Luxembourg), Reg. S, 9.00%, 09/01/2028	EUR	187	214
Garfunkelux Holdco 4 SA, (Luxembourg), Reg. S, 10.50% (Blend (cash 0.02% + PIK 10.48%)), 05/01/2030 (v)	EUR	27	—	(h)
GGAM Finance Ltd., (Cayman Islands),
5.88%, 03/15/2030 (e)		94	94

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)

Diversified Financial Services — continued
6.88%, 04/15/2029 (e)		292	298
8.00%, 02/15/2027 (e)		2,367	2,373
8.00%, 06/15/2028 (e)		1,469	1,520
Global Aircraft Leasing Co. Ltd., (Cayman Islands), 8.75%, 09/01/2027 (e)		1,580	1,606
goeasy Ltd., (Canada),
6.88%, 05/15/2030 (e)		32	29
6.88%, 02/15/2031 (e)		191	169
7.38%, 10/01/2030 (e)		952	857
7.63%, 07/01/2029 (e)		47	44
9.25%, 12/01/2028 (e)		219	215
GSG Bidco Ltd., (Jersey), 4.70%, 06/15/2031 (e)	EUR	700	792
Hightower Holding LLC,
6.75%, 04/15/2029 (e)		62	62
9.13%, 01/31/2030 (e)		82	85
Intrum Investments And Financing AB, (Sweden),
7.75%, 09/11/2027	EUR	823	949
Reg. S, 8.00%, 09/11/2027	EUR	6,661	7,615
8.50%, 09/11/2029	EUR	1,571	1,722
Reg. S, 8.50%, 09/11/2030 (e)	EUR	805	874
Series 1, Reg. S, 7.75%, 09/11/2028 (e)	EUR	1,530	1,719
Jane Street Group / JSG Finance, Inc.,
4.50%, 11/15/2029 (e)		861	840
6.13%, 11/01/2032 (e)		582	582
6.75%, 05/01/2033 (e)		932	957
7.13%, 04/30/2031 (e)		156	161
Jefferies Finance LLC / JFIN Co-Issuer Corp.,
5.00%, 08/15/2028 (e)		757	731
6.63%, 10/15/2031 (e)		200	197
Jefferson Capital Holdings LLC,
6.00%, 08/15/2026 (e)		635	633
8.25%, 05/15/2030 (e)		85	89
9.50%, 02/15/2029 (e)		78	82
Jerrold Finco plc, (United Kingdom),
Reg. S, 7.50%, 06/15/2031	GBP	1,750	2,355
Reg. S, 7.88%, 04/15/2030	GBP	3,313	4,463
LD Holdings Group LLC,
6.13%, 04/01/2028 (e)		360	296
8.75%, 11/01/2027 (e)		44	41
LPL Holdings, Inc.,
4.00%, 03/15/2029 (e)		596	580
4.63%, 11/15/2027 (e)		1,147	1,141
4.90%, 04/03/2028		192	192
5.15%, 06/15/2030		287	288
Macquarie Airfinance Holdings Ltd., (United Kingdom),
5.15%, 03/17/2030 (e)		938	936
6.40%, 03/26/2029 (e)		1,000	1,030
6.50%, 03/26/2031 (e)		210	219
Midcap Financial Issuer Trust,
5.63%, 01/15/2030 (e)		775	747
6.50%, 05/01/2028 (e)		1,280	1,278
Muthoot Finance Ltd., (India), 5.75%, 08/04/2030 (e)		1,400	1,370

SEE NOTES TO FINANCIAL STATEMENTS.

280	SIX CIRCLES TRUST	JUNE 30, 2026

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)
Corporate Bonds — continued
Diversified Financial Services — continued
Navient Corp.,
4.88%, 03/15/2028		1,067	1,047
5.00%, 03/15/2027		2,415	2,396
5.50%, 03/15/2029		102	98
5.63%, 08/01/2033		79	65
7.88%, 06/15/2032		190	178
9.38%, 07/25/2030		67	68
9.38%, 10/15/2031		396	395
11.50%, 03/15/2031		69	73
Nomura Holdings, Inc., (Japan), 5.00%, 06/29/2029		335	336
OneMain Finance Corp.,
3.50%, 01/15/2027		391	388
3.88%, 09/15/2028		1,711	1,657
4.00%, 09/15/2030		712	658
5.38%, 11/15/2029		943	926
6.13%, 05/15/2030		844	844
6.50%, 03/15/2033		2,498	2,459
6.63%, 01/15/2028		879	892
6.63%, 05/15/2029		813	829
6.75%, 03/15/2032		2,398	2,403
6.75%, 09/15/2033		1,778	1,760
7.13%, 11/15/2031		1,310	1,333
7.13%, 09/15/2032		318	323
7.50%, 05/15/2031		347	358
7.88%, 03/15/2030		139	145
Osaic Holdings, Inc.,
6.75%, 08/01/2032 (e)		846	847
8.00%, 08/01/2033 (e)		1,909	1,917
Oxford Finance LLC / Oxford Finance Co-Issuer II, Inc., 7.75%, 05/15/2031 (e)		127	126
Panama Infrastructure Receivable Purchaser plc, (United Kingdom), Zero Coupon, 04/05/2032 (e)		10,200	8,291
PennyMac Financial Services, Inc.,
4.25%, 02/15/2029 (e)		2,961	2,828
5.75%, 09/15/2031 (e)		112	106
6.75%, 02/15/2034 (e)		968	929
6.88%, 05/15/2032 (e)		2,106	2,061
6.88%, 02/15/2033 (e)		166	162
7.13%, 11/15/2030 (e)		748	758
7.88%, 12/15/2029 (e)		432	450
PHH Escrow Issuer LLC / PHH Corp., 9.88%, 11/01/2029 (e)		207	203
Phoenix Aviation Capital Ltd., (Ireland), 9.25%, 07/15/2030 (e)		2,771	2,862
Planet Financial Group LLC, 10.50%, 12/15/2029 (e)		201	198
PRA Group Europe Holding II Sarl, (Luxembourg), Reg. S, 6.25%, 09/30/2032	EUR	3,907	4,394
PRA Group, Inc.,
5.00%, 10/01/2029 (e)		215	203
8.38%, 02/01/2028 (e)		336	342

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)

Diversified Financial Services — continued
8.88%, 01/31/2030 (e)		371	383
Provident Funding Associates LP / PFG Finance Corp., 9.75%, 09/15/2029 (e)		215	225
RFNA LP, 7.88%, 02/15/2030 (e)		70	70
Rocket Cos., Inc.,
6.13%, 08/01/2030 (e)		6,394	6,504
6.13%, 08/01/2031 (e)		1,557	1,590
6.38%, 08/01/2033 (e)		2,459	2,502
6.50%, 08/01/2029 (e)		1,400	1,429
6.50%, 06/15/2034 (e)		771	791
7.13%, 02/01/2032 (e)		1,616	1,678
Rocket Mortgage LLC / Rocket Mortgage Co-Issuer, Inc.,
3.63%, 03/01/2029 (e)		712	685
3.88%, 03/01/2031 (e)		3,548	3,320
Sherwood Financing plc, (United Kingdom),
Reg. S, 7.63%, 12/15/2029	EUR	2,528	2,938
Reg. S, 9.63%, 12/15/2029	GBP	868	1,166
SLM Corp., (SOFR Compounded Index + 2.71%), 6.50%, 05/15/2032 (aa)		336	336
Stellantis Financial Services US Corp., 4.95%, 09/15/2028 (e)		880	874
Stonebriar ABF Issuer LLC, 8.13%, 12/15/2030 (e)		265	277
StoneX Escrow Issuer LLC, 6.88%, 07/15/2032 (e)		134	138
StoneX Group, Inc., 7.88%, 03/01/2031 (e)		246	258
Sumisho Air Lease Corp.,
4.63%, 10/01/2028		1,002	999
4.85%, 03/24/2031 (e)		1,050	1,040
5.10%, 03/01/2029		508	511
Synchrony Financial,
3.70%, 08/04/2026		924	923
3.95%, 12/01/2027		141	140
(United States SOFR + 1.40%), 5.02%, 07/29/2029 (aa)		236	236
TIB Diversified Payment Rights Finance Company, Series 2024-H, 7.96%, 11/15/2034 (bb)		3,900	3,900
Titanium 2l Bondco Sarl, (Luxembourg), 6.25% (PIK), 01/14/2031 (v)	EUR	237	38
TrueNoord Capital DAC, (Ireland), 8.75%, 03/01/2030 (e)		110	114
United Wholesale Mortgage LLC,
5.50%, 04/15/2029 (e)		331	308
5.75%, 06/15/2027 (e)		1,125	1,114
UWM Holdings LLC,
6.25%, 03/15/2031 (e)		2,087	1,861
6.63%, 02/01/2030 (e)		1,269	1,183
VFH Parent LLC / Valor Co-Issuer, Inc., 7.50%, 06/15/2031 (e)		104	109
WS Escrow LLC, 7.75%, 06/01/2033 (e)		323	332

			172,286

SEE NOTES TO FINANCIAL STATEMENTS.

JUNE 30, 2026	SIX CIRCLES TRUST	281

Six Circles Credit Opportunities Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JUNE 30, 2026 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)
Corporate Bonds — continued
Insurance — 1.7%
Acrisure LLC / Acrisure Finance, Inc.,
4.25%, 02/15/2029 (e)		125	114
6.00%, 08/01/2029 (e)		81	71
7.50%, 11/06/2030 (e)		151	143
8.25%, 02/01/2029 (e)		4,664	4,379
8.50%, 06/15/2029 (e)		580	546
AIA Group Ltd., (Hong Kong),
Reg. S, 3.20%, 09/16/2040		2,150	1,655
5.40%, 09/30/2054 (e)		4,800	4,570
Alliant Holdings Intermediate LLC / Alliant Holdings Co-Issuer,
4.25%, 10/15/2027 (e)		1,707	1,687
5.88%, 11/01/2029 (e)		1,815	1,774
6.50%, 10/01/2031 (e)		247	246
6.75%, 04/15/2028 (e)		230	232
7.00%, 01/15/2031 (e)		2,467	2,507
7.38%, 10/01/2032 (e)		973	966
Allianz SE, (Germany), Reg. S, (ICE EURIBOR Swap Rate 5 Year + 2.58%), 2.60%, 10/30/2031 (x) (aa)	EUR	1,000	1,016
American National Group, Inc., (CMT Index 5 Year + 3.18%), 7.00%, 12/01/2055 (aa)		101	99
AmWINS Group, Inc., 4.88%, 06/30/2029 (e)		1,694	1,634
Amynta Agency Borrower, Inc. and Amynta Warranty Borrower, Inc., 7.50%, 07/15/2033 (e)		1,639	1,569
Aon Corp., 8.21%, 01/01/2027		2,163	2,198
APH Somerset Investor 2 LLC / APH2 Somerset Investor 2 LLC / APH3 Somerset Investor, 7.88%, 11/01/2029 (e)		464	470
Ardonagh Finco Ltd., (Jersey),
Reg. S, 6.88%, 02/15/2031	EUR	1,345	1,547
6.88%, 02/15/2031 (e)	EUR	4,165	4,790
7.75%, 02/15/2031 (e)		2,196	2,221
Ardonagh Group Finance Ltd., (Jersey), 8.88%, 02/15/2032 (e)		4,343	4,219
Asurion LLC / Asurion Co-Issuer, Inc.,
8.00%, 12/31/2032 (e)		3,247	3,275
8.38%, 02/01/2034 (e)		4,688	4,341
Athene Global Funding, 1.99%, 08/19/2028 (e)		1,055	991
AXA SA, (France), Reg. S, (ICE EURIBOR Swap Rate 5 Year + 2.78%), 5.13%, 09/16/2031 (x) (aa)	EUR	2,000	2,292
Baldwin Insurance Group Holdings LLC / Baldwin Insurance Group Holdings Finance, 7.13%, 05/15/2031 (e)		85	85
Brighthouse Financial Global Funding,
2.00%, 06/28/2028 (e)		1,136	1,067
5.55%, 04/09/2027 (e)		354	356
5.65%, 06/10/2029 (e)		555	558
Broadstreet Partners Group LLC, 5.88%, 04/15/2029 (e)		1,268	1,238

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)

Insurance — continued
CNO Global Funding,
4.38%, 09/08/2028 (e)	244	241
4.70%, 12/11/2030 (e)	351	346
4.88%, 12/10/2027 (e)	315	315
4.95%, 09/09/2029 (e)	117	117
5.88%, 06/04/2027 (e)	1,190	1,204
Corebridge Financial, Inc., (CMT Index 5 Year + 2.65%), 6.38%, 09/15/2054 (aa)	386	383
Corebridge Global Funding, 5.20%, 01/12/2029 (e)	316	319
CRC Insurance Group LLC, 7.13%, 06/01/2031 (e)	4,585	4,564
Equitable Financial Life Global Funding, 5.45%, 03/03/2028 (e)	107	108
F&G Global Funding,
2.00%, 09/20/2028 (e)	1,208	1,125
4.65%, 09/08/2028 (e)	284	281
FWD Group Holdings Ltd., (Cayman Islands),
5.25%, 09/22/2030 (e)	1,700	1,695
5.84%, 09/22/2035 (e)	1,100	1,100
Global Atlantic Fin Co.,
(CMT Index 5 Year + 3.55%), 7.25%, 03/01/2056 (e) (aa)	211	207
(CMT Index 5 Year + 3.61%), 7.95%, 10/15/2054 (e) (aa)	196	197
Howden UK Refinance plc / Howden UK Refinance 2 plc / Howden US Refinance LLC, (United Kingdom),
7.25%, 02/15/2031 (e)	2,184	2,116
8.13%, 02/15/2032 (e)	1,841	1,649
HUB International Ltd.,
5.63%, 12/01/2029 (e)	545	542
7.25%, 06/15/2030 (e)	6,234	6,397
7.38%, 01/31/2032 (e)	8,471	8,623
Jackson National Life Global Funding, 4.55%, 09/09/2030 (e)	754	740
Jones Deslauriers Insurance Management, Inc., (Canada),
6.88%, 10/01/2033 (e)	1,442	1,337
8.50%, 03/15/2030 (e)	940	959
Liberty Mutual Group, Inc., 4.30%, 02/01/2061 (e)	30	19
MGIC Investment Corp., 5.25%, 08/15/2028	1,550	1,548
Mutual of Omaha Cos. Global Funding,
4.55%, 01/13/2031 (e)	222	219
5.45%, 12/12/2028 (e)	551	560
Nassau Cos. of New York (The), 7.88%, 07/15/2030 (e)	93	89
Protective Life Global Funding, 5.76%, 07/05/2030 (e)	150	155
Ryan Specialty LLC,
4.38%, 02/01/2030 (e)	56	54
5.88%, 08/01/2032 (e)	848	836
USI, Inc., 7.50%, 01/15/2032 (e)	1,521	1,535

SEE NOTES TO FINANCIAL STATEMENTS.

282	SIX CIRCLES TRUST	JUNE 30, 2026

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Insurance — continued
Wilton RE Ltd., (Canada), (CMT Index 5 Year + 5.27%), 6.00%, 10/22/2030 (e) (x) (aa)	156	148

		92,584

Investment Companies — 0.9%
Abu Dhabi Developmental Holding Co. PJSC, (United Arab Emirates),
5.38%, 05/08/2029 (e)	1,000	1,016
5.50%, 05/08/2034 (e)	1,500	1,533
Reg. S, 5.50%, 05/08/2034	1,000	1,022
Apollo Debt Solutions BDC,
5.88%, 08/30/2030	194	192
6.55%, 03/15/2032	86	87
Ares Strategic, Income Fund, 5.80%, 09/09/2030	364	359
Bain Capital Specialty Finance, Inc., 5.95%, 03/15/2030	151	147
BlackRock TCP Capital Corp., 6.95%, 05/30/2029	141	140
Blackstone Private Credit Fund, 2.63%, 12/15/2026	643	636
Blackstone Secured Lending Fund,
2.13%, 02/15/2027	230	226
5.90%, 05/21/2031	327	322
Blue Owl Capital Corp.,
6.20%, 07/15/2030	410	409
6.30%, 08/15/2031	164	163
Compass Group Diversified Holdings LLC,
5.00%, 01/15/2032 (e)	41	37
5.25%, 04/15/2029 (e)	707	674
FS KKR Capital Corp.,
2.63%, 01/15/2027	124	122
3.13%, 10/12/2028	228	215
6.13%, 01/15/2030	205	200
6.13%, 01/15/2031	91	87
6.88%, 08/15/2029	170	170
7.50%, 08/01/2031	537	536
7.88%, 01/15/2029	113	116
Gaci First Investment Co., (Cayman Islands),
Reg. S, 4.75%, 02/14/2030	2,700	2,678
Reg. S, 4.88%, 02/14/2035	8,000	7,766
Reg. S, 5.25%, 10/13/2032	22,100	22,141
HA Sustainable Infrastructure Capital, Inc.,
(CMT Index 5 Year + 3.48%), 7.13%, 11/15/2056 (aa)	109	111
(CMT Index 5 Year + 4.30%), 8.00%, 06/01/2056 (aa)	209	221
HAT Holdings I LLC / HAT Holdings II LLC, 3.75%, 09/15/2030 (e)	750	700
Icahn Enterprises LP / Icahn Enterprises Finance Corp.,
4.38%, 02/01/2029	192	164
5.25%, 05/15/2027	1,155	1,142
9.00%, 06/15/2030	143	133

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)

Investment Companies — continued
9.75%, 01/15/2029		783	768
10.00%, 11/15/2029 (e)		1,233	1,216
Khazanah Capital Ltd., (Malaysia), Reg. S, 4.88%, 06/01/2033		4,700	4,747
Prospect Capital Corp., 3.44%, 10/15/2028		163	153

			50,349

Private Equity — 0.0% (g)
Brookfield Finance, Inc., (Canada), (CMT Index 5 Year + 2.08%), 6.30%, 01/15/2055 (aa)		998	968

Real Estate — 2.5%
Adler Financing Sarl, (Luxembourg), Series 1L, 8.25% (PIK), 12/31/2028 (v)	EUR	1,847	2,383
Alexandrite Lake Lux Holdings Sarl, (Luxembourg),
Reg. S, 6.75%, 07/30/2030	EUR	1,128	1,287
6.75%, 07/30/2030 (e)	EUR	2,892	3,299
alstria Sarl, (Luxembourg),
Reg. S, 4.25%, 10/15/2029	EUR	500	559
Reg. S, 5.50%, 03/20/2031	EUR	7,700	8,788
Anywhere Real Estate Group LLC / Anywhere Co-Issuer Corp.,
7.00%, 04/15/2030 (e)		195	197
Series AI, 7.00%, 04/15/2030		720	725
Anywhere Real Estate Group LLC / Realogy Co-Issuer Corp.,
5.25%, 04/15/2030 (e)		103	99
5.75%, 01/15/2029 (e)		129	128
9.75%, 04/15/2030 (e)		394	424
Aroundtown Finance Sarl, (Luxembourg),
(ICE EURIBOR Swap Rate 5 Year + 2.35%), 5.00%, 04/16/2029 (x) (aa)	EUR	7,402	8,283
Reg. S, (ICE EURIBOR Swap Rate 5 Year + 3.43%), 5.25%, 04/30/2031 (x) (aa)	EUR	1,000	1,100
Aroundtown SA, (Luxembourg), Reg. S, (EUR Swap Rate 5 Year + 2.42%), 1.63%, 07/07/2026 (x) (aa)	EUR	800	913
BRANICKS Group AG, (Germany), Reg. S, 2.25%, 09/22/2026	EUR	100	65
Citycon Treasury BV, (Netherlands), Reg. S, 5.38%, 07/08/2031	EUR	100	110
CoreLogic, Inc., 4.50%, 05/01/2028 (e)		2,716	2,653
CPI Property Group SA, (Luxembourg),
Reg. S, (EUR Swap Rate 5 Year + 4.34%), 3.75%, 04/28/2028 (x) (aa)	EUR	2,700	2,849
Reg. S, 4.75%, 07/22/2030	EUR	1,750	1,908
Reg. S, 6.00%, 01/27/2032	EUR	2,675	3,004
Cushman & Wakefield US Borrower LLC,
6.75%, 05/15/2028 (e)		51	51
8.88%, 09/01/2031 (e)		148	155

SEE NOTES TO FINANCIAL STATEMENTS.

JUNE 30, 2026	SIX CIRCLES TRUST	283

Six Circles Credit Opportunities Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JUNE 30, 2026 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)
Corporate Bonds — continued
Real Estate — continued
DEMIRE Deutsche Mittelstand Real Estate AG, (Germany), Reg. S, SUB, 5.00%, 12/31/2027	EUR	88	91
DL Invest Group PM SA, (Poland), Reg. S, 6.63%, 07/10/2030	EUR	2,125	2,409
Five Point Operating Co. LP, 8.00%, 10/01/2030 (e)		768	786
Greystar Real Estate Partners LLC, 7.75%, 09/01/2030 (e)		97	101
GTC Finance DAC, (Ireland), Reg. S, 6.50%, 10/15/2030	EUR	100	104
Heimstaden Bostad AB, (Sweden),
Reg. S, (EUR Swap Rate 5 Year + 3.15%), 2.63%, 02/01/2027 (x) (aa)	EUR	5,184	5,840
Reg. S, (EUR Swap Rate 5 Year + 3.27%), 3.00%, 10/29/2027 (x) (aa)	EUR	6,873	7,625
Reg. S, (EUR Swap Rate 5 Year + 3.90%), 3.63%, 10/13/2026 (x) (aa)	EUR	1,302	1,480
Reg. S, (ICE EURIBOR Swap Rate 5 Year + 2.53%), 5.00%, 01/19/2031 (x) (aa)	EUR	1,467	1,636
Howard Hughes Corp. (The),
4.13%, 02/01/2029 (e)		2,302	2,224
4.38%, 02/01/2031 (e)		994	940
5.88%, 03/01/2032 (e)		992	986
6.13%, 03/01/2034 (e)		1,418	1,401
Hunt Cos., Inc., 5.25%, 04/15/2029 (e)		1,888	1,866
IWG US Finance LLC, Reg. S, 6.50%, 06/28/2030	EUR	1,400	1,727
Kennedy-Wilson, Inc.,
7.00%, 06/01/2031 (e)		715	731
7.25%, 06/01/2033 (e)		1,051	1,073
MLP Group SA, (Poland), Reg. S, 6.13%, 10/15/2029	EUR	1,800	2,118
Neinor Homes SA, (Spain), Reg. S, 5.88%, 02/15/2030	EUR	590	694
New Immo Holding SA, (France),
Reg. S, 3.25%, 07/23/2027	EUR	2,100	2,392
Reg. S, 4.88%, 12/08/2028	EUR	3,700	4,241
Reg. S, 4.95%, 11/14/2030	EUR	800	910
Reg. S, 5.88%, 04/17/2028	EUR	4,100	4,788
Reg. S, 6.00%, 03/22/2029	EUR	4,400	5,168
PPI Public Property Invest AB, (Sweden), Reg. S, 4.38%, 10/01/2032	EUR	1,025	1,181
Samhallsbyggnadsbolaget i Norden AB, (Sweden),
Reg. S, 2.88%, 10/30/2026 (x)	EUR	1,983	1,600
Reg. S, 5.97%, 03/14/2027 (x)	EUR	437	351
Samhallsbyggnadsbolaget I Norden Holding AB, (Sweden),
Reg. S, 0.75%, 11/14/2028	EUR	8,425	8,486
Reg. S, 1.13%, 09/26/2029	EUR	8,146	7,775
Reg. S, 2.25%, 07/12/2027	EUR	1,748	1,933
Reg. S, 2.38%, 08/04/2026	EUR	7,864	8,962
Reg. S, 5.00%, 10/20/2029	EUR	4,100	4,367

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)

Real Estate — continued
Unique Pub Finance Co. plc (The) , (United Kingdom), Series N, Reg. S, 6.46%, 03/30/2032	GBP	121	167
Via Celere Desarrollos Inmobiliarios SA, (Spain), 4.88%, 04/15/2031 (e)	EUR	5,315	5,904
Vivion Investments Sarl, (Luxembourg), Reg. S, 6.50% (cash), 02/28/2029 (v)	EUR	5,761	6,626

			137,663

REITS — 1.3%
Arbor Realty SR, Inc.,
7.88%, 07/15/2030 (e)		67	63
8.50%, 12/15/2028 (e)		47	46
Series QIB, 5.00%, 12/30/2028 (e)		124	114
Series QIB, 8.50%, 10/15/2027 (e)		108	107
Blackstone Mortgage Trust, Inc.,
3.75%, 01/15/2027 (e)		1,315	1,301
6.25%, 06/01/2031 (e)		86	83
7.75%, 12/01/2029 (e)		87	90
Brandywine Operating Partnership LP,
3.95%, 11/15/2027		650	635
4.55%, 10/01/2029		69	65
6.13%, 01/15/2031		871	832
8.30%, 03/15/2028		68	71
8.88%, 04/12/2029		598	632
Brookfield Property REIT, Inc. / BPR Cumulus LLC / BPR Nimbus LLC / GGSI Sellco LL, 4.50%, 04/01/2027 (e)		651	644
Crown Castle, Inc., 4.80%, 09/01/2028		63	63
Diversified Healthcare Trust,
4.38%, 03/01/2031		171	157
4.75%, 02/15/2028		2,111	2,068
7.25%, 10/15/2030 (e)		458	471
EF Holdco / EF Cayman Hold / Ellington Fin REIT Cayman / TRS / EF Cayman Non-MTM, (Multinational), 7.38%, 09/30/2030 (e)		214	213
EPR Properties,
3.75%, 08/15/2029		208	200
4.75%, 12/15/2026		700	700
Equinix Europe 2 Financing Corp. LLC, 4.60%, 11/15/2030		360	356
Globalworth Real Estate Investments Ltd., (Guernsey), Reg. S, 6.25%, 03/31/2030	EUR	1,786	2,077
GLP Capital LP / GLP Financing II, Inc., 5.30%, 01/15/2029		194	195
5.75%, 06/01/2028		717	725
Hudson Pacific Properties LP,
3.25%, 01/15/2030		52	45
3.95%, 11/01/2027		75	73
4.65%, 04/01/2029		72	68
5.95%, 02/15/2028		49	49
Iron Mountain Information Management Services, Inc., 5.00%, 07/15/2032 (e)		999	960

SEE NOTES TO FINANCIAL STATEMENTS.

284	SIX CIRCLES TRUST	JUNE 30, 2026

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)
Corporate Bonds — continued
REITS — continued
Iron Mountain, Inc.,
4.50%, 02/15/2031 (e)		385	368
4.75%, 01/15/2034 (e)	EUR	7,727	8,770
4.88%, 09/15/2027 (e)		935	933
4.88%, 09/15/2029 (e)		262	257
5.00%, 07/15/2028 (e)		101	101
5.25%, 03/15/2028 (e)		685	684
5.25%, 07/15/2030 (e)		464	457
5.63%, 07/15/2032 (e)		212	210
6.25%, 01/15/2033 (e)		426	430
6.25%, 01/15/2035 (e)		2,813	2,825
7.00%, 02/15/2029 (e)		206	210
Ladder Capital Finance Holdings LLLP / Ladder Capital Finance Corp.,
4.75%, 06/15/2029 (e)		1,882	1,840
7.00%, 07/15/2031 (e)		511	530
Millrose Properties, Inc.,
6.25%, 09/15/2032 (e)		1,587	1,601
6.38%, 08/01/2030 (e)		3,336	3,381
MPT Operating Partnership LP / MPT Finance Corp.,
0.99%, 10/15/2026	EUR	2,260	2,534
3.50%, 03/15/2031		3,154	2,169
4.63%, 08/01/2029		122	98
5.00%, 10/15/2027		196	190
Reg. S, 7.00%, 02/15/2032	EUR	1,500	1,723
7.00%, 02/15/2032 (e)	EUR	600	689
8.50%, 02/15/2032 (e)		2,037	2,085
Park Intermediate Holdings LLC / PK Domestic Property LLC / PK Finance Co-Issuer,
4.88%, 05/15/2029 (e)		326	319
5.88%, 10/01/2028 (e)		701	701
7.00%, 02/01/2030 (e)		1,575	1,612
Pebblebrook Hotel LP / PEB Finance Corp., 6.38%, 10/15/2029 (e)		329	335
Prologis Targeted US Logistics Fund LP, 4.25%, 01/15/2031 (e)		507	494
RHP Hotel Properties LP / RHP Finance Corp.,
4.50%, 02/15/2029 (e)		881	864
5.75%, 03/15/2034 (e)		1,799	1,782
6.50%, 04/01/2032 (e)		1,578	1,615
6.50%, 06/15/2033 (e)		1,342	1,378
7.25%, 07/15/2028 (e)		87	89
Rithm Capital Corp.,
8.00%, 04/01/2029 (e)		377	379
8.00%, 07/15/2030 (e)		471	470
8.50%, 06/01/2031 (e)		65	65
RLJ Lodging Trust LP, 4.00%, 09/15/2029 (e)		257	245
SBA Communications Corp., 3.13%, 02/01/2029		375	359

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)

REITS — continued
Service Properties Trust,
Zero Coupon, 09/30/2027 (e)		1,753	1,625
3.95%, 01/15/2028		83	80
4.38%, 02/15/2030		84	76
4.95%, 10/01/2029		58	55
8.63%, 11/15/2031 (e)		1,959	2,064
8.88%, 06/15/2032		1,985	2,044
Starwood Property Trust, Inc.,
3.63%, 07/15/2026 (e)		793	792
4.38%, 01/15/2027 (e)		2,250	2,246
5.25%, 10/15/2028 (e)		100	99
5.75%, 01/15/2031 (e)		136	135
5.88%, 08/15/2029 (e) (w)		523	525
6.00%, 04/15/2030 (e)		439	441
6.13%, 06/01/2031 (e)		456	458
6.50%, 07/01/2030 (e)		113	115
6.50%, 10/15/2030 (e)		938	959
7.25%, 04/01/2029 (e)		1,257	1,298
Uniti Group LP / Uniti Fiber Holdings, Inc. / CSL Capital LLC, 6.00%, 01/15/2030 (e)		437	427
VICI Properties LP / VICI Note Co., Inc.,
3.75%, 02/15/2027 (e)		1,061	1,054
3.88%, 02/15/2029 (e)		935	909
4.25%, 12/01/2026 (e)		386	385
4.50%, 09/01/2026 (e)		332	332
4.63%, 12/01/2029 (e)		90	88
5.75%, 02/01/2027 (e)		994	997
WEA Finance LLC,
2.88%, 01/15/2027 (e)		384	381
3.50%, 06/15/2029 (e)		201	193
XHR LP,
4.88%, 06/01/2029 (e)		64	63
6.63%, 05/15/2030 (e)		462	472

			74,208

Total Financial			710,115

Government — 0.0% (g)
Multi-National — 0.0% (g)
Africa Finance Corp., (Supranational), 2.87%, 08/13/2031		200	179
Asian Development Bank, (Supranational), Reg. S, 15.50%, 03/16/2029	KZT	484,000	1,022

Total Government			1,201

Industrial — 5.5%
Aerospace/Defense — 0.9%
AAR Escrow Issuer LLC, 6.75%, 03/15/2029 (e)		918	938
ATI, Inc.,
4.88%, 10/01/2029		333	330
5.13%, 10/01/2031		693	686
5.88%, 12/01/2027		186	186
5.88%, 06/15/2033		134	136
7.25%, 08/15/2030		1,625	1,687
Boeing Co. (The), 5.04%, 05/01/2027		142	142

SEE NOTES TO FINANCIAL STATEMENTS.

JUNE 30, 2026	SIX CIRCLES TRUST	285

Six Circles Credit Opportunities Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JUNE 30, 2026 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)
Corporate Bonds — continued
Aerospace/Defense — continued
Bombardier, Inc., (Canada),
5.88%, 01/15/2035 (e)		452	454
6.75%, 06/15/2033 (e)		1,805	1,870
7.00%, 06/01/2032 (e)		233	242
7.25%, 07/01/2031 (e)		1,778	1,860
7.45%, 05/01/2034 (e)		862	951
8.75%, 11/15/2030 (e)		1,747	1,847
Czechoslovak Group A/S, (Czech Republic),
Reg. S, 5.25%, 01/10/2031	EUR	4,800	5,591
5.25%, 01/10/2031 (e)	EUR	1,390	1,619
6.50%, 01/10/2031 (e)		950	964
Efesto Bidco SpA Efesto US LLC, (Italy), Series XR, 7.50%, 02/15/2032 (e)		2,980	2,981
Goat Holdco LLC, 6.75%, 02/01/2032 (e)		374	383
Hexcel Corp., 4.90%, 05/15/2031		380	379
Moog, Inc., 5.50%, 10/15/2034 (e)		239	236
TransDigm, Inc.,
4.63%, 01/15/2029		2,366	2,329
4.88%, 05/01/2029		194	191
6.00%, 01/15/2033 (e)		4,227	4,269
6.13%, 07/31/2034 (e)		2,645	2,642
6.25%, 01/31/2034 (e)		158	161
6.38%, 03/01/2029 (e)		2,283	2,318
6.38%, 05/31/2033 (e)		6,752	6,817
6.63%, 03/01/2032 (e)		1,868	1,916
6.75%, 08/15/2028 (e)		1,073	1,084
6.75%, 01/31/2034 (e)		3,580	3,672
6.88%, 12/15/2030 (e)		471	484
7.13%, 12/01/2031 (e)		322	334

			49,699

Building Materials — 0.7%
ACProducts Holdings, Inc., 6.38% (Blend (cash 4.78% + PIK 1.59%)), 05/15/2032 (e) (v)		117	47
Ameritex Holdco Intermediate LLC, 7.63%, 08/15/2033 (e)		789	824
Builders FirstSource, Inc.,
4.25%, 02/01/2032 (e)		198	184
5.00%, 03/01/2030 (e)		347	340
6.38%, 06/15/2032 (e)		170	172
6.38%, 03/01/2034 (e)		180	182
6.75%, 05/15/2035 (e)		647	660
Camelot Return Merger Sub, Inc., 8.75%, 08/01/2028 (e)		440	273
Cornerstone Building Brands, Inc.,
6.13%, 01/15/2029 (e)		1,241	227
9.50%, 08/15/2029 (e)		67	41
CP Atlas Buyer, Inc.,
9.75%, 07/15/2030 (e)		467	448
12.75% (Blend (cash 7.00% + PIK 5.75%)), 01/15/2031 (e) (v)		92	71
EMRLD Borrower LP / Emerald Co-Issuer, Inc.,
Reg. S, 6.38%, 12/15/2030	EUR	3,546	4,187
6.63%, 12/15/2030 (e)		3,603	3,684
6.75%, 07/15/2031 (e)		1,811	1,874

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)

Building Materials — continued
Griffon Corp., 5.75%, 03/01/2028		1,155	1,155
HT Troplast GmbH, (Germany), 7.63%, 07/15/2031 (e) (w)	EUR	4,837	5,606
JELD-WEN Holding, Inc., 7.00%, 09/01/2032 (e)		50	29
JELD-WEN, Inc., 4.88%, 12/15/2027 (e)		1,024	816
Knife River Corp., 7.75%, 05/01/2031 (e)		162	168
Masterbrand, Inc., 7.00%, 07/15/2032 (e)		43	44
Miter Brands Acquisition Holdco, Inc. / MIWD Borrower LLC, 6.75%, 04/01/2032 (e)		130	129
MIWD Holdco II LLC / MIWD Finance Corp., 5.50%, 02/01/2030 (e)		315	297
New Enterprise Stone & Lime Co., Inc.,
5.25%, 07/15/2028 (e)		595	593
9.75%, 07/15/2028 (e)		156	156
Oscar AcquisitionCo. LLC / Oscar Finance Inc, 9.50%, 04/15/2030 (e)		75	39
Project Grand UK plc, (United Kingdom), Reg. S, 9.00%, 06/01/2029	EUR	2,725	3,081
Quikrete Holdings, Inc.,
6.38%, 03/01/2032 (e)		4,641	4,739
6.75%, 03/01/2033 (e)		152	155
Smyrna Ready Mix Concrete LLC,
6.00%, 11/01/2028 (e)		1,081	1,083
8.88%, 11/15/2031 (e)		933	984
Standard Building Solutions, Inc.,
5.88%, 03/15/2034 (e)		550	530
6.25%, 08/01/2033 (e)		1,610	1,598
6.50%, 08/15/2032 (e)		1,988	2,000
Standard Industries, Inc.,
3.38%, 01/15/2031 (e)		211	190
4.38%, 07/15/2030 (e)		1,960	1,861
4.75%, 01/15/2028 (e)		284	282
Wilsonart LLC, 11.00%, 08/15/2032 (e)		786	637

			39,386

Electrical Components & Equipment — 0.1%
Energizer Holdings, Inc.,
4.38%, 03/31/2029 (e)		95	92
4.75%, 06/15/2028 (e)		74	73
6.00%, 09/15/2033 (e)		2,025	1,949
EnerSys,
4.38%, 12/15/2027 (e)		70	69
6.63%, 01/15/2032 (e)		123	126
Molex Electronic Technologies LLC, 4.75%, 04/30/2028 (e)		393	393
WESCO Distribution, Inc.,
5.25%, 04/15/2031 (e)		714	707
5.50%, 04/15/2034 (e)		671	664
6.38%, 03/15/2029 (e)		145	148
6.38%, 03/15/2033 (e)		102	105
6.63%, 03/15/2032 (e)		1,405	1,448

			5,774

SEE NOTES TO FINANCIAL STATEMENTS.

286	SIX CIRCLES TRUST	JUNE 30, 2026

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)
Corporate Bonds — continued
Electronics — 0.1%
Coherent Corp., 5.00%, 12/15/2029 (e)		282	278
Ingram Micro, Inc., 4.75%, 05/15/2029 (e)		699	687
Sensata Technologies, Inc.,
3.75%, 02/15/2031 (e)		575	538
4.38%, 02/15/2030 (e)		936	910
6.63%, 07/15/2032 (e)		676	695
TD SYNNEX Corp., 4.30%, 01/17/2029		292	289
TTM Technologies, Inc., 4.00%, 03/01/2029 (e)		198	191
Vontier Corp.,
2.40%, 04/01/2028		1,875	1,801
2.95%, 04/01/2031		612	555

			5,944

Engineering & Construction — 0.8%
Abertis Infraestructuras Finance BV, (Netherlands),
Reg. S, (ICE EURIBOR Swap Rate 5 Year + 2.35%), 4.75%, 11/23/2030 (x) (aa)	EUR	5,400	6,250
Reg. S, (ICE EURIBOR Swap Rate 5 Year + 2.62%), 4.87%, 11/28/2029 (x) (aa)	EUR	3,400	3,958
AECOM, 6.00%, 08/01/2033 (e)		1,476	1,478
Artera Services LLC, 8.50%, 02/15/2031 (e)		70	63
ASG Finance DAC, (Ireland), 9.75%, 05/15/2029 (e)		61	51
Bioceanico Sovereign Certificate Ltd., (Cayman Islands), Reg. S, Zero Coupon, 06/05/2034		2,302	1,881
Brand Industrial Services, Inc., 10.38%, 08/01/2030 (e)		1,911	1,557
Brundage-Bone Concrete Pumping Holdings, Inc., 7.50%, 02/01/2032 (e)		278	288
Corp. Quiport SA, (Ecuador), 9.00%, 12/15/2037 (e)		300	329
Dycom Industries, Inc., 4.50%, 04/15/2029 (e)		519	508
Egis SA, (France), 5.13%, 05/15/2031 (e)	EUR	1,725	2,005
Global Infrastructure Solutions, Inc.,
5.63%, 06/01/2029 (e)		72	72
6.38%, 07/15/2034 (e) (w)		701	704
GMR Hyderabad International Airport Ltd., (India), Reg. S, 4.25%, 10/27/2027		829	817
Granite Construction, Inc., 6.38%, 06/15/2034 (e)		382	388
Heathrow Finance plc, (United Kingdom),
Reg. S, SUB, 3.88%, 03/01/2027	GBP	3,400	4,463
Reg. S, SUB, 4.13%, 09/01/2029	GBP	971	1,210
Reg. S, 6.63%, 03/01/2031	GBP	3,816	5,070
IRB Infrastructure Developers Ltd., (India), Reg. S, 7.11%, 03/11/2032		900	912
Jacobs Engineering Group, Inc., 6.35%, 08/18/2028		1,232	1,273
Jacobs Solutions, Inc., 4.75%, 03/03/2031		1,880	1,863

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)

Engineering & Construction — continued
Kier Group plc, (United Kingdom), Reg. S, 9.00%, 02/15/2029	GBP	1,450	2,005
Kingston Airport Revenue Finance Ltd., (Cayman Islands), 6.75%, 12/15/2036 (e)		799	807
MasTec, Inc., 4.50%, 08/15/2028 (e)		1,021	1,011
Montego Bay Airport Revenue Finance Ltd., (Cayman Islands), 6.60%, 06/15/2035 (e)		1,400	1,388
Railworks Holdings LP / Railworks Rally, Inc., 8.25%, 11/15/2028 (e)		153	153
TopBuild Corp.,
3.63%, 03/15/2029 (e)		155	155
5.63%, 01/31/2034 (e)		805	813
Tutor Perini Corp.,
6.63%, 07/15/2033 (e) (w)		73	74
11.88%, 04/30/2029 (e)		83	90
Weekley Homes LLC / Weekley Finance Corp.,
4.88%, 09/15/2028 (e)		197	194
6.75%, 01/15/2034 (e)		1,491	1,495

			43,325

Environmental Control — 0.4%
Biffa Group Holdings Ltd., (Jersey), Reg. S, 5.25%, 06/15/2031	EUR	100	115
Clean Harbors, Inc.,
5.13%, 07/15/2029 (e)		161	160
5.75%, 10/15/2033 (e)		337	339
6.38%, 02/01/2031 (e)		218	221
GFL Environmental Holdings US, Inc.,
5.50%, 02/01/2034 (e)		1,687	1,650
5.63%, 07/01/2031 (e)		705	706
GFL Environmental, Inc., (Canada),
4.00%, 08/01/2028 (e)		934	912
4.38%, 08/15/2029 (e)		1,812	1,762
4.75%, 06/15/2029 (e)		1,670	1,644
6.75%, 01/15/2031 (e)		880	905
Luna 1.5 Sarl, (Luxembourg),
10.50% (PIK), 07/01/2032 (e) (v)	EUR	4,379	5,319
12.00% (PIK), 07/01/2032 (e) (v)		223	239
Luna 2 5 Sarl, (Luxembourg), Reg. S, 5.50%, 07/01/2032	EUR	100	116
Madison IAQ LLC,
4.13%, 06/30/2028 (e)		1,299	1,278
5.88%, 06/30/2029 (e)		1,947	1,947
Reworld Holding Corp., 4.88%, 12/01/2029 (e)		1,890	1,803
Waste Pro USA, Inc., 7.00%, 02/01/2033 (e)		3,792	3,880

			22,996

Hand/Machine Tools — 0.0% (g)
Dynamo Newco II GmbH, (Germany), Reg. S, 6.25%, 10/15/2031	EUR	1,417	1,529

SEE NOTES TO FINANCIAL STATEMENTS.

JUNE 30, 2026	SIX CIRCLES TRUST	287

Six Circles Credit Opportunities Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JUNE 30, 2026 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)
Corporate Bonds — continued
Machinery — Construction & Mining — 0.1%
BWX Technologies, Inc.,
4.13%, 06/30/2028 (e)		84	83
4.13%, 04/15/2029 (e)		85	82
Manitowoc Co., Inc. (The), 9.25%, 10/01/2031 (e)		460	494
Solaris Energy Infrastructure LLC, 6.38%, 05/15/2031 (e)		1,482	1,500
Terex Corp.,
5.00%, 05/15/2029 (e)		1,334	1,321
6.25%, 10/15/2032 (e)		1,029	1,043
Vertiv Group Corp., 4.13%, 11/15/2028 (e)		623	617

			5,140

Machinery — Diversified — 0.2%
ATS Corp., (Canada), 4.13%, 12/15/2028 (e)		182	177
Chart Industries, Inc.,
7.50%, 01/01/2030 (e)		2,356	2,432
9.50%, 01/01/2031 (e)		355	372
Columbus McKinnon Corp., 7.13%, 02/01/2033 (e)		751	753
Esab Corp.,
5.63%, 04/01/2031 (e)		1,156	1,155
6.25%, 04/15/2029 (e)		159	161
GrafTech Finance, Inc., 4.63%, 12/23/2029 (e)		67	43
Lsf12 Helix Parent LLC, 7.13%, 02/01/2033 (e)		1,747	1,692
Maxim Crane Works Holdings Capital LLC, 11.50%, 09/01/2028 (e)		1,571	1,627
Mueller Water Products, Inc., 4.00%, 06/15/2029 (e)		97	94
Regal Rexnord Corp.,
6.05%, 04/15/2028		600	613
6.30%, 02/15/2030		1,691	1,766
TK Elevator Midco GmbH, (Germany), Reg. S, 4.38%, 07/15/2027	EUR	57	65
TK Elevator US Newco, Inc., 5.25%, 07/15/2027 (e)		1,275	1,275

			12,225

Metal Fabricate/Hardware — 0.0% (g)
Advanced Drainage Systems, Inc.,
5.38%, 03/01/2034 (e)		132	129
6.38%, 06/15/2030 (e)		227	230
Roller Bearing Co. of America, Inc., 4.38%, 10/15/2029 (e)		1,070	1,043
TMS International Corp., 6.25%, 04/15/2029 (e)		86	86
Vallourec SACA, (France), 7.50%, 04/15/2032 (e)		573	599

			2,087

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)

Miscellaneous Manufacturers — 0.2%
Amsted Industries, Inc.,
4.63%, 05/15/2030 (e)		1,256	1,223
6.38%, 03/15/2033 (e)		110	111
Avient Corp.,
6.25%, 11/01/2031 (e)		290	294
7.13%, 08/01/2030 (e)		83	84
Axon Enterprise, Inc.,
6.13%, 03/15/2030 (e)		726	741
6.25%, 03/15/2033 (e)		401	411
Calderys Financing LLC, 11.25%, 06/01/2028 (e)		99	103
Enpro, Inc., 6.13%, 06/01/2033 (e)		559	566
GrafTech Global Enterprises, Inc., 9.88%, 12/23/2029 (e)		270	198
Hillenbrand, Inc., 6.25%, 02/15/2029		784	734
LSB Industries, Inc., 6.25%, 10/15/2028 (e)		95	95
Maxam Prill Sarl, (Luxembourg),
Reg. S, 6.00%, 07/15/2030	EUR	2,350	2,741
7.75%, 07/15/2030 (e)		273	281
Trinity Industries, Inc., 7.75%, 07/15/2028 (e)		1,316	1,346

			8,928

Packaging & Containers — 1.3%
Ardagh Group SA, (Luxembourg),
9.50%, 12/01/2030 (e)		4,361	4,662
Reg. S, 9.50%, 12/01/2030		289	309
11.00% (Blend (cash 6.00% + PIK 5.00%)), 12/01/2030 (e) (v)		1,336	1,276
Reg. S, 11.00% (Blend (cash 5.00% + PIK 6.00%)), 12/01/2030 (v)	EUR	1,352	1,463
11.00%, Blend (cash 4.50% + PIK 7.50%) 12/01/2030 (e) (v)	EUR	833	901
Ardagh Metal Packaging Finance USA LLC / Ardagh Metal Packaging Finance plc, (Multinational),
Reg. S, 3.00%, 09/01/2029	EUR	203	223
3.25%, 09/01/2028 (e)		318	305
4.00%, 09/01/2029 (e)		3,173	3,017
Reg. S, 5.00%, 01/30/2031	EUR	2,300	2,650
5.00%, 01/30/2031 (e)	EUR	7,790	8,976
6.25%, 01/30/2031 (e)		835	844
Ball Corp.,
4.25%, 07/01/2032	EUR	300	347
5.50%, 09/15/2033		472	475
6.00%, 06/15/2029		171	174
Canpack Group, Inc. / CANPACK SA,
4.88%, 01/15/2032 (e)	EUR	2,406	2,806
6.00%, 05/15/2031 (e)		102	103
Cascades, Inc. / Cascades USA, Inc., (Multinational),
5.38%, 01/15/2028 (e)		168	167
6.75%, 07/15/2030 (e)		82	84

SEE NOTES TO FINANCIAL STATEMENTS.

288	SIX CIRCLES TRUST	JUNE 30, 2026

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)
Corporate Bonds — continued
Packaging & Containers — continued
Clearwater Paper Corp., 4.75%, 08/15/2028 (e)		68	56
Clydesdale Acquisition Holdings, Inc.,
6.63%, 04/15/2029 (e)		651	650
6.75%, 04/15/2032 (e)		1,185	1,150
6.88%, 01/15/2030 (e)		946	942
8.75%, 04/15/2030 (e)		1,089	1,075
Constantia Flexibles GmbH, (Austria), 6.25%, 07/15/2032 (e) (w)	EUR	2,542	2,949
Crown Americas LLC, 5.88%, 06/01/2033		1,197	1,204
Crown European Holdings SACA, (France),
Reg. S, 4.75%, 03/15/2029	EUR	1,673	1,959
Reg. S, 5.00%, 05/15/2028	EUR	1,555	1,828
Graphic Packaging International LLC,
3.75%, 02/01/2030 (e)		250	235
4.75%, 07/15/2027 (e)		91	90
Iris Holding, Inc., 10.00%, 12/15/2028 (e)		616	530
Kleopatra Finco Sarl, (Luxembourg), 0.00%, (PIK), 01/30/2031 (v)	EUR	304	292
Labels Buyer LLC, 7.50%, 05/04/2033		1,120	983
LABL, Inc.,
5.88%, 11/01/2028 (d) (e)		204	90
8.63%, 10/01/2031 (d) (e)		895	397
9.50%, 11/01/2028 (d) (e)		924	406
Mauser Packaging Solutions Holding Co.,
7.88%, 04/15/2027 (e)		747	751
7.88%, 04/15/2030 (e)		6,809	6,961
9.25%, 04/15/2030 (e)		733	721
Multi-Color Corp., 8.50% (Blend (cash 6.00% + PIK 2.50%)), 05/11/2033 (e) (v)		183	160
OI European Group BV, (Netherlands), 4.75%, 02/15/2030 (e)		49	47
Sealed Air Corp., 6.88%, 07/15/2033 (e)		120	119
Silgan Holdings, Inc.,
2.25%, 06/01/2028	EUR	3,158	3,528
4.13%, 02/01/2028		62	61
4.25%, 02/15/2031 (e)	EUR	2,750	3,120
Stora Enso OYJ, (Finland), Reg. S, (ICE EURIBOR Swap Rate 5 Year + 3.12%), 5.88%, 07/17/2031 (x) (aa)	EUR	2,400	2,801
Sword Purchaser LLC,
8.25%, 04/15/2033 (e)		331	343
10.50%, 04/15/2034 (e)		95	99
Toucan FinCo. Ltd. / Toucan FinCo Can, Inc. / Toucan FinCo US LLC, (Multinational),
Reg. S, 8.25%, 05/15/2030	EUR	1,975	2,062
9.50%, 05/15/2030 (e)		707	666
Trident TPI Holdings, Inc., 12.75%, 12/31/2028 (e)		2,687	2,691
TriMas Corp., 4.13%, 04/15/2029 (e)		897	865
Trivium Packaging Finance BV, (Netherlands),
Reg. S, 6.63%, 07/15/2030	EUR	2,583	3,095
8.25%, 07/15/2030 (e)		789	833

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)

Packaging & Containers — continued
12.25%, 01/15/2031 (e)		457	505

			73,046

Transportation — 0.5%
Beacon Mobility Corp., 7.25%, 08/01/2030 (e)		98	102
Brightline East LLC, 11.00%, 01/31/2030 (e)		150	12
Carriage Purchaser, Inc., 7.88%, 10/15/2029 (e)		64	64
CMA CGM SA, (France),
Reg. S, 4.88%, 01/15/2032	EUR	961	1,097
4.88%, 01/15/2032 (e)	EUR	3,477	3,968
5.00%, 01/15/2031 (e)	EUR	2,853	3,320
Danaos Corp., (Marshall Island), 6.88%, 10/15/2032 (e)		109	113
Edge Finco plc, (United Kingdom), Reg. S, 8.13%, 08/15/2031	GBP	1,961	2,717
Empresa de los Ferrocarriles del Estado, (Chile), Reg. S, 3.83%, 09/14/2061		1,700	1,159
First Student Bidco, Inc. / First Transit Parent, Inc., 4.00%, 07/31/2029 (e)		133	127
GB AIT Buyer, Inc., 8.75%, 04/30/2034 (e)		577	578
Genesee & Wyoming, Inc., 6.25%, 04/15/2032 (e)		1,045	1,060
GXO Logistics, Inc., 6.25%, 05/06/2029		2,002	2,071
InPost SA, (Luxembourg), Reg. S, 4.00%, 04/01/2031	EUR	2,623	2,967
Ocado Group plc, (United Kingdom), Reg. S, 11.00%, 06/15/2030	GBP	1,600	2,235
PODS LLC, 8.75%, 05/15/2031 (e)		598	584
Rand Parent LLC, 8.50%, 02/15/2030 (e)		652	675
Rumo Luxembourg Sarl, (Luxembourg), Reg. S, 5.25%, 01/10/2028		450	442
RXO, Inc., 6.38%, 05/15/2031 (e)		365	370
Seaspan Corp. Pte Ltd, (Singapore), 5.50%, 08/01/2029 (e)		273	268
SGL Group ApS, (Denmark), (EURIBOR 3 Month + 4.75%), 6.94%, 04/22/2030 (aa)	EUR	100	111
Star Leasing Co. LLC, 7.63%, 02/15/2030 (e)		1,321	1,302
Stonepeak Nile Parent LLC, 7.25%, 03/15/2032 (e)		285	295
Watco Cos. LLC / Watco Finance Corp., 7.13%, 08/01/2032 (e)		636	653
XPO, Inc.,
6.25%, 06/01/2028 (e)		1,551	1,566
7.13%, 06/01/2031 (e)		84	87
7.13%, 02/01/2032 (e)		325	337

			28,280

Trucking & Leasing — 0.2%
FTAI Aviation Investors LLC,
5.50%, 05/01/2028 (e)		2,837	2,830
5.88%, 04/15/2033 (e)		1,294	1,293

SEE NOTES TO FINANCIAL STATEMENTS.

JUNE 30, 2026	SIX CIRCLES TRUST	289

Six Circles Credit Opportunities Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JUNE 30, 2026 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)
Corporate Bonds — continued
Trucking & Leasing — continued
7.00%, 05/01/2031 (e)		1,918	1,987
7.00%, 06/15/2032 (e)		1,448	1,495
7.88%, 12/01/2030 (e)		1,162	1,214
Penske Truck Leasing Co. LP / PTL Finance Corp., 4.20%, 04/01/2027 (e)		489	488

			9,307

Total Industrial			307,666

Technology — 2.8%
Computers — 1.0%
Ahead DB Holdings LLC, 6.63%, 05/01/2028 (e)		54	54
Almaviva-The Italian Innovation Co. SpA, (Italy),
5.00%, 10/30/2030 (e)	EUR	1,500	1,672
Reg. S, 5.00%, 10/30/2030	EUR	4,795	5,344
Amentum Holdings, Inc., 7.25%, 08/01/2032 (e)		451	465
Atos Group, (France),
Reg. S, SUB, 1.04%, 12/18/2032	EUR	340	276
Reg. S, SUB, 5.20%, 12/18/2030	EUR	8,156	9,376
8.13%, 05/21/2031 (e)	EUR	9,582	10,823
Reg. S, SUB, 9.36%, 12/18/2029	EUR	5,863	7,682
CACI International, Inc., 6.38%, 06/15/2033 (e)		1,171	1,188
Cedacri SpA, (Italy), Reg. S, (EURIBOR 3 Month + 4.63%), 6.91%, 05/15/2028 (aa)	EUR	100	110
Conduent Business Services LLC / Conduent State & Local Solutions, Inc., 6.00%, 11/01/2029 (e)		66	55
Crane NXT Co., 4.20%, 03/15/2048		104	67
Crowdstrike Holdings, Inc., 3.00%, 02/15/2029		650	620
Diebold Nixdorf, Inc., 7.75%, 03/31/2030 (e)		224	233
Everforth, Inc., 4.63%, 05/15/2028 (e)		203	188
Fortress Intermediate 3, Inc., 7.50%, 06/01/2031 (e)		2,011	2,046
KBR, Inc., 4.75%, 09/30/2028 (e)		606	598
Lutech SpA, (Italy), 8.13%, 05/15/2031 (e)	EUR	1,875	2,191
McAfee Corp., 7.38%, 02/15/2030 (e)		3,091	2,627
NCR Atleos Corp., 9.50%, 04/01/2029 (e)		1,275	1,358
NCR Voyix Corp.,
5.00%, 10/01/2028 (e)		1,778	1,733
5.13%, 04/15/2029 (e)		49	48
Pitney Bowes, Inc., 7.25%, 03/15/2029 (e)		174	176
Science Applications International Corp.,
4.88%, 04/01/2028 (e)		156	155
5.88%, 11/01/2033 (e)		736	725
Seagate Data Storage Technology Pte Ltd., (Singapore),
4.09%, 06/01/2029 (e)		19	18
5.75%, 12/01/2034 (e)		165	168

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)

Computers — continued
5.88%, 07/15/2030 (e)		653	665
8.25%, 12/15/2029 (e)		746	780
8.50%, 07/15/2031 (e)		333	348
9.63%, 12/01/2032 (e)		239	263
Unisys Corp., 10.63%, 01/15/2031 (e)		43	40
Vericast Corp. / Harland Clarke / Checks in the Mail / Valassis Comm / Valassis Direct, 13.00% (cash), 12/15/2030 (e) (v)		68	83
Virtusa Corp., 7.13%, 12/15/2028 (e)		75	59

			52,234

Office/Business & Equipment — 0.0% (g)
Xerox Corp.,
4.80%, 03/01/2035		50	17
6.75%, 12/15/2039		46	17
10.25%, 10/15/2030 (e)		57	50
13.50%, 04/15/2031 (e)		63	43
Xerox Holdings Corp.,
5.50%, 08/15/2028 (e)		120	70
8.88%, 11/30/2029 (e)		93	40
Zebra Technologies Corp., 6.50%, 06/01/2032 (e)		560	567

			804

Semiconductors — 0.4%
Amkor Technology, Inc., 5.88%, 10/01/2033 (e)		228	229
ams-OSRAM AG, (Austria),
7.25%, 05/31/2032 (e)	EUR	3,442	4,051
Reg. S, 10.50%, 03/30/2029	EUR	6,293	7,648
Entegris, Inc.,
3.63%, 05/01/2029 (e)		74	71
4.38%, 04/15/2028 (e)		105	104
4.75%, 04/15/2029 (e)		1,000	988
5.95%, 06/15/2030 (e)		131	132
Foundry JV Holdco LLC,
5.50%, 01/25/2031 (e)		805	823
5.90%, 01/25/2030 (e)		1,846	1,906
6.15%, 01/25/2032 (e)		502	527
Intel Corp.,
2.45%, 11/15/2029		156	145
4.65%, 06/01/2031		819	812
Kioxia Holdings Corp., (Japan),
6.25%, 07/24/2030 (e)		200	207
6.63%, 07/24/2033 (e)		221	231
Microchip Technology, Inc., 5.05%, 03/15/2029		326	329
MKS, Inc., Reg. S, 4.25%, 02/15/2034	EUR	3,551	4,007
ON Semiconductor Corp., 3.88%, 09/01/2028 (e)		60	58
Synaptics, Inc., 4.00%, 06/15/2029 (e)		45	44

			22,312

Software — 1.4%
AthenaHealth Group, Inc., 6.50%, 02/15/2030 (e)		4,188	4,019

SEE NOTES TO FINANCIAL STATEMENTS.

290	SIX CIRCLES TRUST	JUNE 30, 2026

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)
Corporate Bonds — continued
Software — continued
Capstone Borrower, Inc., 8.00%, 06/15/2030 (e)		640	607
Castle US Holding Corp., 10.00%, 06/30/2031 (e)		8	2
Central Parent LLC / CDK Global II LLC / CDK Financing Co., Inc., 8.00%, 06/15/2029 (e)		35	19
Central Parent, Inc. / CDK Global, Inc., 7.25%, 06/15/2029 (e)		98	52
Cloud Software Group, Inc.,
6.50%, 03/31/2029 (e)		2,469	2,398
6.63%, 08/15/2033 (e)		172	150
8.25%, 06/30/2032 (e)		296	278
9.00%, 09/30/2029 (e)		4,486	4,364
Consensus Cloud Solutions, Inc., 6.50%, 10/15/2028 (e)		97	97
CoreWeave, Inc.,
8.50%, 07/15/2032 (e)	EUR	10,619	11,943
9.00%, 02/01/2031 (e)		484	478
9.25%, 06/01/2030 (e)		7,846	7,906
9.63%, 07/15/2032 (e)		917	904
9.75%, 10/01/2031 (e)		3,074	3,071
Dye & Durham Ltd., (Canada), 8.63%, 04/15/2029 (e)		43	30
Elastic NV, (Netherlands), 4.13%, 07/15/2029 (e)		108	103
Ellucian Holdings, Inc., 6.50%, 12/01/2029 (e)		793	766
Fair Isaac Corp.,
4.00%, 06/15/2028 (e)		370	362
6.00%, 05/15/2033 (e)		1,914	1,886
6.25%, 09/15/2034 (e)		170	167
Fiserv, Inc., 5.45%, 03/02/2028		276	279
IPD 3 BV, (Netherlands),
5.50%, 06/15/2031 (e)	EUR	4,643	5,171
Reg. S, 5.50%, 06/15/2031	EUR	2,300	2,561
MSCI, Inc.,
3.63%, 09/01/2030 (e)		203	192
4.00%, 11/15/2029 (e)		503	487
OAK-Eagle Acquireco, Inc.,
6.25%, 07/01/2033 (e)	EUR	3,750	4,486
7.25%, 07/01/2033 (e)		4,692	4,900
8.75%, 07/01/2034 (e)		3,608	3,829
Open Text Corp., (Canada),
3.88%, 02/15/2028 (e)		175	170
3.88%, 12/01/2029 (e)		311	286
Open Text Holdings, Inc.,
4.13%, 02/15/2030 (e)		361	331
4.13%, 12/01/2031 (e)		120	105
Oracle Corp.,
2.95%, 04/01/2030		495	456
4.45%, 09/26/2030		2,839	2,742
4.55%, 02/04/2029		1,300	1,282
4.95%, 02/04/2031		1,000	980
6.10%, 09/26/2065		202	170

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)

Software — continued
6.15%, 11/09/2029		742	765
6.70%, 02/04/2056		167	158
Pagaya US Holdings Co. LLC, 8.88%, 08/01/2030 (e)		58	50
Playtika Holding Corp., 4.25%, 03/15/2029 (e)		448	402
PTC, Inc., 4.00%, 02/15/2028 (e)		191	187
Rackspace Finance LLC, 3.50%, 05/15/2028 (e)		55	50
RingCentral, Inc., 8.50%, 08/15/2030 (e)		36	38
ROBLOX Corp., 3.88%, 05/01/2030 (e)		547	517
Rocket Software, Inc.,
6.50%, 02/15/2029 (e)		86	78
9.00%, 11/28/2028 (e)		161	160
SS&C Technologies, Inc., 5.50%, 09/30/2027 (e)		2,825	2,825
TeamSystem SpA, (Italy), 6.50%, 07/01/2032 (e) (w)	EUR	4,164	4,750
Twilio, Inc., 3.63%, 03/15/2029		97	94
UKG, Inc., 6.88%, 02/01/2031 (e)		1,518	1,475
West Technology Group LLC, 8.50%, 04/10/2027 (d) (e)		70	2
ZoomInfo Technologies LLC / ZoomInfo Finance Corp., 3.88%, 02/01/2029 (e)		64	52

			79,632

Total Technology			154,982

Utilities — 4.3%
Electric — 4.0%
AES Corp. (The),
5.45%, 06/01/2028		1,231	1,245
(CMT Index 5 Year + 2.89%), 6.95%, 07/15/2055 (aa)		237	234
(CMT Index 5 Year + 3.20%), 7.60%, 01/15/2055 (aa)		622	637
AL Jawaher Assets Co. Spc, (Oman), 4.66%, 10/29/2030 (e)		1,800	1,767
Alexander Funding Trust II, 7.47%, 07/31/2028 (e)		1,319	1,378
Alliant Energy Finance LLC,
5.40%, 06/06/2027 (e)		97	98
5.95%, 03/30/2029 (e)		712	732
Alpha Generation LLC, 6.75%, 10/15/2032 (e)		663	675
Axia Energia SA, (Brazil), 6.50%, 01/11/2035 (e)		1,200	1,207
California Buyer Ltd. / Atlantica Sustainable Infrastructure plc, (United Kingdom),
Reg. S, 5.63%, 02/15/2032	EUR	2,213	2,570
5.63%, 02/15/2032 (e)	EUR	5,470	6,352
6.38%, 02/15/2032 (e)		419	420
Capital Power US Holdings, Inc., 5.26%, 06/01/2028 (e)		1,365	1,374

SEE NOTES TO FINANCIAL STATEMENTS.

JUNE 30, 2026	SIX CIRCLES TRUST	291

Six Circles Credit Opportunities Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JUNE 30, 2026 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)
Corporate Bonds — continued
Electric — continued
CHPE LLC, 4.88%, 06/30/2031 (e)		990	989
Clearway Energy Operating LLC,
3.75%, 01/15/2032 (e)		345	314
4.75%, 03/15/2028 (e)		312	309
Comision Ejecutiva Hidroelectrica del Rio Lempa, (El Salvador),
8.65%, 01/24/2033 (e)		2,200	2,324
Reg. S, 8.65%, 01/24/2033		700	739
Comision Federal de Electricidad, (Mexico),
Reg. S, 3.35%, 02/09/2031		200	181
Reg. S, 5.70%, 01/24/2030		900	903
6.26%, 02/15/2052 (e)		1,000	895
Reg. S, 6.26%, 02/15/2052		400	358
Constellation Energy Generation LLC,
4.63%, 02/01/2029 (e)		3,000	2,983
5.00%, 02/01/2031 (e)		3,212	3,213
ContourGlobal Power Holdings SA, (Luxembourg),
Reg. S, 4.38%, 07/31/2031	EUR	3,287	3,661
4.38%, 07/31/2031 (e)	EUR	1,350	1,504
Reg. S, 5.00%, 02/28/2030	EUR	2,625	3,034
5.00%, 02/28/2030 (e)	EUR	6,342	7,332
6.75%, 02/28/2030 (e)		1,211	1,229
COX Asset Mexico SA de CV, (Mexico),
7.13%, 01/08/2032 (e)		800	812
7.75%, 05/08/2036 (e)		600	613
Dominion Energy, Inc.,
(CMT Index 5 Year + 1.87%), 6.15%, 12/15/2056 (aa)		300	301
(CMT Index 5 Year + 1.70%), 6.25%, 12/15/2056 (aa)		160	161
Edison International,
(CMT Index 5 Year + 3.66%), 7.88%, 06/15/2054 (aa)		200	206
(CMT Index 5 Year + 3.86%), 8.13%, 06/15/2053 (aa)		231	237
EDP SA, (Portugal),
Reg. S, (ICE EURIBOR Swap Rate 5 Year + 1.92%), 4.38%, 12/02/2055 (aa)	EUR	2,400	2,711
Reg. S, (ICE EURIBOR Swap Rate 5 Year + 2.40%), 4.63%, 09/16/2054 (aa)	EUR	2,100	2,438
Reg. S, (ICE EURIBOR Swap Rate 5 Year + 2.05%), 4.75%, 05/29/2054 (aa)	EUR	2,300	2,674
Reg. S, (EUR Swap Rate 5 Year + 3.18%), 5.94%, 04/23/2083 (aa)	EUR	1,800	2,131
Series NC8, Reg. S, (EUR Swap Rate 5 Year + 2.08%), 1.88%, 03/14/2082 (aa)	EUR	5,600	6,015
Eesti Energia A/S, (Estonia), Reg. S, (ICE EURIBOR Swap Rate 5 Year + 5.17%), 7.88%, 07/15/2029 (x) (aa)	EUR	4,825	5,772
Electricite de France SA, (France),
Reg. S, (ICE EURIBOR Swap Rate 5 Year + 2.07%), 4.38%, 01/06/2031 (x) (aa)	EUR	4,000	4,545

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)

Electric — continued
Reg. S, (UK Gilts 5 Year + 3.78%), 7.38%, 06/17/2035 (x) (aa)	GBP	100	139
Emera US Finance LLC,
Series A, (CMT Index 5 Year + 2.87%), 6.65%, 10/01/2056 (aa)		68	69
Series B, (CMT Index 5 Year + 2.65%), 6.85%, 10/01/2056 (aa)		72	73
ENEL Finance International NV, (Netherlands),
4.13%, 09/30/2028 (e)		200	198
4.38%, 09/30/2030 (e)		600	590
Enel SpA, (Italy), Reg. S, (ICE EURIBOR Swap Rate 5 Year + 2.01%), 4.25%, 01/14/2030 (x) (aa)	EUR	2,175	2,501
Energo - Pro as, (Czech Republic), Reg. S, 6.45%, 04/15/2031	EUR	1,200	1,376
Energuate Trust 2.0, (Cayman Islands), 6.35%, 09/15/2035 (e)		1,000	996
EnfraGen Energia Sur SA / EnfraGen Spain SA / Prime Energia SpA, (Spain), Reg. S, 5.38%, 12/30/2030		293	277
EPH Financing International A/S, (Czech Republic), Reg. S, 6.65%, 11/13/2028	EUR	4,100	4,972
Eskom Holdings, (South Africa),
Reg. S, 6.35%, 08/10/2028		3,800	3,863
Reg. S, 8.45%, 08/10/2028		5,200	5,467
EUSHI Finance, Inc.,
(CMT Index 5 Year + 2.51%), 6.25%, 04/01/2056 (aa)		157	156
(CMT Index 5 Year + 3.14%), 7.63%, 12/15/2054 (aa)		89	93
Israel Electric Corp. Ltd., (Israel),
Reg. S, 4.25%, 08/14/2028 (e)		4,200	4,126
Reg. S, 5.63%, 01/28/2038 (e)		1,500	1,491
ITC Holdings Corp., 4.88%, 04/15/2031 (e)		922	919
Leeward Renewable Energy Operations LLC, 4.25%, 07/01/2029 (e)		224	214
Liberty Utilities Co.,
5.10%, 05/15/2031 (e)		820	819
5.58%, 01/31/2029 (e)		392	399
Long Ridge Energy LLC, 8.75%, 02/15/2032 (e)		108	114
MVM Energetika Zrt, (Hungary), Reg. S, 7.50%, 06/09/2028		3,400	3,543
Neoen Finco plc, (United Kingdom), 5.50%, 06/15/2031 (e)	EUR	6,211	7,229
NextEra Energy Capital Holdings, Inc.,
Series AA, (CMT Index 5 Year + 1.84%), 6.00%, 10/01/2056 (aa)		665	665
Series BB, (CMT Index 5 Year + 1.77%), 6.20%, 10/01/2056 (aa)		998	998
Series CC, (CMT Index 5 Year + 1.69%), 6.63%, 10/01/2066 (aa)		2,000	2,031

SEE NOTES TO FINANCIAL STATEMENTS.

292	SIX CIRCLES TRUST	JUNE 30, 2026

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)
Corporate Bonds — continued
Electric — continued
Niagara Mohawk Power Corp., 4.65%, 10/03/2030 (e)		274	272
NRG Energy, Inc.,
3.38%, 02/15/2029 (e)		116	111
3.63%, 02/15/2031 (e)		3,697	3,432
3.88%, 02/15/2032 (e)		1,810	1,664
4.73%, 10/15/2030 (e)		1,023	1,011
5.25%, 06/15/2029 (e)		1,312	1,309
5.75%, 07/15/2029 (e)		823	823
5.75%, 01/15/2034 (e)		1,768	1,754
5.88%, 05/15/2034 (e)		982	977
6.00%, 02/01/2033 (e)		1,734	1,743
6.00%, 01/15/2036 (e)		4,384	4,367
6.13%, 05/15/2036 (e)		2,805	2,807
6.25%, 11/01/2034 (e)		604	612
(CMT Index 5 Year + 5.92%), 10.25%, 03/15/2028 (e) (x) (aa)		2,274	2,454
Orsted A/S, (Denmark),
Reg. S, (UK Gilts 5 Year + 2.14%), 2.50%, 02/18/3021 (aa)	GBP	134	141
Reg. S, (ICE EURIBOR Swap Rate 5 Year + 2.59%), 5.13%, 03/14/3024 (aa)	EUR	1,200	1,401
Reg. S, (EUR Swap Rate 5 Year + 2.62%), 5.25%, 12/08/3022 (aa)		EUR 1,000	1,168
Pacific Gas and Electric Co.,
4.55%, 07/01/2030		500	493
5.00%, 06/04/2028		236	237
5.45%, 06/15/2027		7	7
5.55%, 05/15/2029		483	493
PacifiCorp.,
(CMT Index 5 Year + 3.29%), 7.13%, 08/15/2056 (aa)		5,750	5,711
(CMT Index 5 Year + 3.32%), 7.38%, 09/15/2055 (aa)		366	370
Pattern Energy Operations LP / Pattern Energy Operations, Inc., 4.50%, 08/15/2028 (e)		316	309
Perusahaan Perseroan Persero PT Perusahaan Listrik Negara, (Indonesia),
Reg. S, 4.00%, 06/30/2050		3,400	2,368
Reg. S, 4.13%, 05/15/2027		1,200	1,193
Reg. S, 4.38%, 02/05/2050		600	447
4.75%, 02/03/2031 (e)		1,600	1,561
Reg. S, 5.25%, 10/24/2042		2,800	2,494
Reg. S, 5.25%, 05/15/2047		1,400	1,207
Reg. S, 5.38%, 01/25/2029		368	370
Reg. S, 5.45%, 05/21/2028		250	251
5.45%, 02/03/2036 (e)		1,500	1,439
Reg. S, 6.15%, 05/21/2048		4,300	4,113
PG&E Corp.,
5.00%, 07/01/2028		876	871
5.25%, 07/01/2030		654	644
(CMT Index 5 Year + 3.23%), 6.85%, 09/15/2056 (aa)		828	825

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)

Electric — continued
(CMT Index 5 Year + 3.88%), 7.38%, 03/15/2055 (aa)	897	914
PSEG Power LLC, 5.20%, 05/15/2030 (e)	483	489
Puget Energy, Inc.,
(CMT Index 5 Year + 2.96%)7.00%, 09/15/2056 (aa)	82	83
(CMT Index 5 Year + 2.85%)7.25%, 09/15/2056 (aa)	82	83
System Energy Resources, Inc., 6.00%, 04/15/2028	584	597
Talen Energy Supply LLC,
6.13%, 05/01/2031 (e)	5,127	5,127
6.25%, 02/01/2034 (e)	175	174
6.38%, 05/01/2033 (e)	8,978	8,963
6.50%, 02/01/2036 (e)	174	176
TransAlta Corp., (Canada), 5.88%, 02/01/2034	105	103
Trinidad Generation UnLtd, (Trinidad and Tobago), 7.75%, 06/16/2033 (e)	800	841
TXNM Energy, Inc., (CMT Index 5 Year + 3.25%), 7.00%, 07/31/2056 (e) (aa)	180	181
Vistra Corp., (CMT Index 5 Year + 5.74%), 7.00%, 12/15/2026 (e) (x) (aa)	5,232	5,273
Vistra Operations Co. LLC,
3.70%, 01/30/2027 (e)	343	341
4.30%, 10/15/2028 (e)	1,157	1,142
4.38%, 05/01/2029 (e)	5,047	4,961
4.70%, 01/31/2031 (e)	530	520
5.00%, 07/31/2027 (e)	3,915	3,912
5.00%, 04/30/2031 (e)	550	546
6.88%, 04/15/2032 (e)	941	975
7.75%, 10/15/2031 (e)	2,587	2,707
VoltaGrid LLC, 7.38%, 11/01/2030 (e)	5,238	5,438
XPLR Infrastructure Operating Partners LP,
7.25%, 01/15/2029 (e)	58	60
7.75%, 04/15/2034 (e)	2,351	2,475
8.38%, 01/15/2031 (e)	1,441	1,537
8.63%, 03/15/2033 (e)	590	632

		220,290

Gas — 0.2%
AltaGas Ltd., (Canada), (CMT Index 5 Year + 3.57%), 7.20%, 10/15/2054 (e) (aa)	726	761
AmeriGas Partners LP / AmeriGas Finance Corp.,
6.88%, 06/01/2031 (e)	1,068	1,081
9.38%, 06/01/2028 (e)	19	19
9.50%, 06/01/2030 (e)	583	626
National Fuel Gas Co.,
5.05%, 10/15/2031	975	972
5.50%, 03/15/2030	965	983
National Gas Co. of Trinidad & Tobago Ltd, (Trinidad and Tobago), Reg. S, 6.05%, 01/15/2036	1,600	1,451

SEE NOTES TO FINANCIAL STATEMENTS.

JUNE 30, 2026	SIX CIRCLES TRUST	293

Six Circles Credit Opportunities Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JUNE 30, 2026 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)
Corporate Bonds — continued
Gas — continued
Snam SpA, (Italy), 5.00%, 05/28/2030 (e)		236	237
Southwest Gas Corp., 5.45%, 03/23/2028		47	48
UGI International LLC,
Reg. S, 2.50%, 12/01/2029	EUR	1,300	1,401
5.00%, 06/01/2031 (e)	EUR	3,173	3,710

			11,289

Water — 0.1%
Nova Securitisation Sarl, (Luxembourg), 5.75%, 02/03/2031 (e)		700	675
Thames Water Super Senior Issuer plc, (United Kingdom),
9.75%, 10/10/2027 (e)	GBP	60	84
Reg. S, 9.75%, 10/10/2027	GBP	100	141
Veolia Environnement SA, (France),
Reg. S, (EUR Swap Rate 5 Year + 2.84%), 2.50%, 01/20/2029 (x) (aa)	EUR	5,300	5,852
Reg. S, (ICE EURIBOR Swap Rate 5 Year + 1.84%), 4.32%, 10/24/2032 (x) (aa)	EUR	900	1,019

			7,771

Total Utilities			239,350

Total Corporate Bonds (Cost $3,856,945)			3,905,134

Foreign Government Securities — 16.7%
Banks — 0.3%
Bank Gospodarstwa Krajowego, (Poland),
Reg. S, 3.88%, 03/13/2035	EUR	4,500	5,214
Reg. S, 6.25%, 10/31/2028		2,500	2,600
6.25%, 07/09/2054 (e)		2,700	2,774
MFB Magyar Fejlesztesi Bank Zrt, (Hungary), Reg. S, 6.50%, 06/29/2028		7,400	7,618

Total Banks			18,206

Municipal — 0.0% (g)
City of Ulaanbaatar Mongolia, (Mongolia), Reg. S, 7.75%, 08/21/2027		600	611

Oil & Gas — 0.1%
Korea National Oil Corp., (South Korea),
4.88%, 04/03/2029 (e)		1,500	1,511
Reg. S, 4.88%, 04/03/2029		200	201

Total Oil & Gas			1,712

Regional (State/Province) — 0.0% (g)
Provincia de Buenos Aires Government Bonds, (Argentina), Reg. S, SUB, 6.63%, 09/01/2037		578	477

Sovereign — 16.3%
Abu Dhabi Government International Bond, (United Arab Emirates),
Reg. S, 3.88%, 04/16/2050		1,800	1,387
4.63%, 04/20/2033 (e)		4,400	4,377
4.75%, 09/22/2036 (e)		2,400	2,376
5.00%, 04/30/2034 (e)		3,800	3,861

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)

Sovereign — continued
Angolan Government International Bond, (Angola),
Reg. S, 8.00%, 11/26/2029		2,479	2,523
Reg. S, 9.24%, 01/15/2031		500	518
Reg. S, 9.38%, 05/08/2048		4,400	4,227
Reg. S, 9.88%, 10/15/2035		700	730
Argentine Republic Government International Bond, (Argentina),
SUB, 0.75%, 07/09/2030		317	280
1.00%, 07/09/2029		4,046	3,692
SUB, 3.50%, 07/09/2041		39,930	29,888
SUB, 4.13%, 07/09/2035		3,900	3,122
SUB, 5.00%, 01/09/2038		2,000	1,668
Avenir Issuer III Ireland DAC, (Ireland), Series 3Y, 6.00%, 03/22/2027		1,588	1,564
Bahrain Government International Bond, (Bahrain),
Reg. S, 4.25%, 01/25/2028		9,600	9,263
Reg. S, 5.45%, 09/16/2032		700	650
Reg. S, 5.63%, 09/30/2031		2,900	2,748
Reg. S, 5.63%, 05/18/2034		1,300	1,184
6.63%, 10/06/2037 (e)		1,200	1,132
Reg. S, 6.63%, 10/06/2037		1,300	1,226
Benin Government International Bond, (Benin), Reg. S, 6.88%, 01/19/2052	EUR	400	427
Bermuda Government International Bond, (Bermuda),
Reg. S, 2.38%, 08/20/2030		914	826
Reg. S, 3.72%, 01/25/2027		850	845
Bolivian Government International Bond, (Bolivia),
Reg. S, 4.50%, 03/20/2028		867	831
9.45%, 05/14/2031 (e)		3,000	3,066
Brazilian Government International Bond, (Brazil),
4.00%, 04/23/2030	EUR	3,000	3,437
4.75%, 01/14/2050		800	592
6.13%, 01/22/2032		500	511
6.13%, 03/15/2034		950	954
7.13%, 05/13/2054		10,550	10,597
Bulgaria Government International Bond, (Bulgaria),
Series 8Y, Reg. S, 3.63%, 09/05/2032	EUR	8,900	10,339
Series 13Y, Reg. S, 5.00%, 03/05/2037		3,300	3,220
CBB International Sukuk Programme Co. WLL, (Bahrain), 5.87%, 02/06/2034 (e)		1,700	1,648
Chile Government International Bond, (Chile),
3.50%, 04/15/2053		2,300	1,631
4.85%, 01/22/2029		6,400	6,446
4.95%, 01/05/2036		11,000	10,878
Colombia Government International Bond, (Colombia),
3.25%, 04/22/2032		2,700	2,339
3.88%, 04/25/2027		1,600	1,586

SEE NOTES TO FINANCIAL STATEMENTS.

294	SIX CIRCLES TRUST	JUNE 30, 2026

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)
Foreign Government Securities — continued
Sovereign — continued
5.38%, 01/21/2029		1,260	1,256
5.63%, 02/19/2036	EUR	200	227
5.63%, 02/26/2044		8,600	7,426
5.75%, 11/26/2034	EUR	1,200	1,395
6.13%, 01/21/2031		3,800	3,833
6.50%, 01/21/2033		3,600	3,656
7.38%, 04/25/2030		900	948
7.50%, 02/02/2034		8,100	8,647
8.00%, 04/20/2033		400	438
Congolese International Bond, (Congo),
Reg. S, SUB, 6.00%, 06/30/2029		1,961	1,917
Series 7Y, Reg. S, 9.50%, 02/17/2035		1,000	970
Costa Rica Government International Bond, (Costa Rica),
5.50%, 11/21/2030 (e)	EUR	5,500	6,576
Reg. S, 5.63%, 04/30/2043		2,900	2,801
5.95%, 04/27/2033 (e)	EUR	2,200	2,658
6.00%, 01/16/2036 (e)	EUR	2,250	2,712
Reg. S, 7.30%, 11/13/2054		3,500	3,948
Dominican Republic International Bond, (Dominican Republic),
Reg. S, 4.50%, 01/30/2030		3,300	3,179
Reg. S, 5.30%, 01/21/2041		5,600	5,034
Reg. S, 5.50%, 02/22/2029		390	390
5.88%, 10/28/2035 (e)		2,100	2,076
Reg. S, 5.88%, 01/30/2060		1,400	1,236
Reg. S, 5.95%, 01/25/2027		6,635	6,665
Reg. S, 6.00%, 07/19/2028		150	152
Reg. S, 6.00%, 02/22/2033		9,500	9,566
Reg. S, 6.85%, 01/27/2045		5,600	5,744
Reg. S, 8.63%, 04/20/2027		188	192
DRC International Bond, (Democratic Republic of the Congo),
8.75%, 04/16/2032 (e)		2,000	2,069
9.50%, 04/16/2037 (e)		2,000	2,091
Eagle Funding Luxco Sarl, (Luxembourg),
5.50%, 08/17/2030 (e)		13,970	14,027
Reg. S, 5.50%, 08/17/2030		1,500	1,506
Ecuador Government International Bond, (Ecuador),
Reg. S, Zero Coupon, 07/31/2030		1,113	958
Reg. S, SUB, 5.00%, 07/31/2040		5,200	4,351
Reg. S, SUB, 6.90%, 07/31/2035		13,047	11,970
8.75%, 01/29/2034 (e)		3,600	3,631
9.25%, 01/29/2039 (e)		6,800	6,980
Egypt Government International Bond, (Egypt),
Reg. S, 6.38%, 04/11/2031	EUR	15,700	18,270
Reg. S, 7.05%, 01/15/2032		800	801
Reg. S, 7.30%, 09/30/2033		500	499
Reg. S, 7.50%, 01/31/2027		400	404
Reg. S, 7.50%, 02/16/2061		5,600	4,840
Reg. S, 7.63%, 05/29/2032		2,700	2,762
Reg. S, 8.63%, 02/04/2030		4,400	4,699
9.45%, 02/04/2033 (e)		1,800	1,995

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)

Sovereign — continued
El Salvador Government International Bond, (El Salvador),
Reg. S, 7.12%, 01/20/2050		800	742
Reg. S, 7.65%, 06/15/2035		6,300	6,501
Reg. S, 8.25%, 04/10/2032		1,900	2,027
9.65%, 11/21/2054 (e)		5,600	6,414
Gabon Blue Bond Master Trust Series 2s, Reg. S, 6.10%, 08/01/2038		300	300
Gabon Government International Bond, (Gabon),
Reg. S, 6.63%, 02/06/2031		1,200	1,031
Series 4Y, Reg. S, 9.50%, 02/18/2029		2,000	1,908
Ghana Government International Bond, (Ghana),
Zero Coupon, 07/03/2026 (e)		161	160
Reg. S, 1.50%, 01/03/2037		1,400	830
SUB, 5.00%, 07/03/2029 (e)		1,719	1,695
Reg. S, SUB, 5.00%, 07/03/2029		7,000	6,902
Guatemala Government Bond, (Guatemala),
Reg. S, 4.38%, 06/05/2027		10,800	10,755
Reg. S, 4.88%, 02/13/2028		800	797
Reg. S, 5.38%, 04/24/2032		3,000	3,004
6.05%, 08/06/2031 (e)		1,300	1,336
Reg. S, 6.05%, 08/06/2031		200	205
6.25%, 08/15/2036 (e)		1,600	1,670
6.55%, 02/06/2037 (e)		2,600	2,769
Reg. S, 6.55%, 02/06/2037		2,800	2,982
Reg. S, 6.60%, 06/13/2036		4,000	4,259
6.88%, 08/15/2055 (e)		1,200	1,306
Hazine Mustesarligi Varlik Kiralama A/S, (Turkey), 6.75%, 09/01/2030 (e)		2,200	2,228
Honduras Government International Bond, (Honduras), 8.63%, 11/27/2034 (e)		1,400	1,619
Hungary Government International Bond, (Hungary),
Reg. S, 4.25%, 05/26/2033	EUR	500	588
Reg. S, 4.88%, 03/25/2038	EUR	700	842
Reg. S, 5.25%, 06/16/2029		2,400	2,429
Reg. S, 5.50%, 03/26/2036		2,100	2,110
Reg. S, 6.13%, 05/22/2028		3,800	3,893
Reg. S, 6.75%, 09/25/2052		2,600	2,836
Series 30Y, 7.63%, 03/29/2041		7,600	9,033
Indonesia Government International Bond, (Indonesia),
4.46%, 03/04/2038	EUR	5,000	5,550
5.13%, 05/29/2038	EUR	3,400	3,985
5.69%, 05/29/2036		2,000	2,043
Iraq International Bond, (Iraq), Reg. S, 5.80%, 01/15/2028		600	595
Israel Government International Bond, (Israel), Series 5Y, 5.38%, 03/12/2029		1,000	1,010
Ivory Coast Government International Bond, (Ivory Coast),
Reg. S, 4.88%, 01/30/2032	EUR	2,600	2,929

SEE NOTES TO FINANCIAL STATEMENTS.

JUNE 30, 2026	SIX CIRCLES TRUST	295

Six Circles Credit Opportunities Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JUNE 30, 2026 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)
Foreign Government Securities — continued
Sovereign — continued
Reg. S, 5.25%, 03/22/2030	EUR	4,600	5,313
Reg. S, 6.63%, 03/22/2048	EUR	2,700	2,978
Reg. S, 6.88%, 10/17/2040	EUR	1,500	1,759
Reg. S, 8.25%, 01/30/2037		9,500	10,523
Jordan Government International Bond, (Jordan),
Reg. S, 5.75%, 01/31/2027		7,900	7,942
Reg. S, 7.38%, 10/10/2047		800	797
Kuwait International Government Bond, (Kuwait),
Reg. S, 4.65%, 10/09/2035		6,600	6,444
4.80%, 04/20/2033 (e)		4,800	4,780
Latvia Government International Bond, (Latvia), Reg. S, 5.13%, 07/30/2034		1,200	1,213
Mexican Udibonos, (Mexico), Series S, 3.00%, 12/03/2026	MXN	1,058	60
Mexico Government International Bond, (Mexico),
3.88%, 05/16/2031	EUR	700	795
4.75%, 03/22/2031		1,200	1,172
4.88%, 05/16/2036	EUR	800	914
5.13%, 03/19/2038	EUR	2,400	2,727
5.63%, 02/09/2034		1,900	1,870
5.75%, 10/12/2110		3,800	3,101
5.85%, 07/02/2032		3,516	3,552
6.13%, 02/09/2038		1,800	1,762
6.25%, 08/27/2037		3,700	3,703
6.40%, 05/07/2054		1,100	1,036
6.63%, 01/29/2038		1,600	1,638
6.75%, 02/09/2056		1,900	1,864
Mongolia Government International Bond, (Mongolia),
Reg. S, 3.50%, 07/07/2027		1,600	1,567
Reg. S, 4.45%, 07/07/2031		3,100	2,897
5.95%, 03/09/2032 (e)		1,000	1,003
7.88%, 06/05/2029 (e)		300	318
Reg. S, 7.88%, 06/05/2029		100	106
Montenegro Government International Bond, (Montenegro),
Reg. S, 4.88%, 04/01/2032	EUR	100	116
7.25%, 03/12/2031 (e)		1,700	1,799
Morocco Government International Bond, (Morocco), Reg. S, 5.50%, 12/11/2042		2,100	2,001
Mozambique International Bond, (Mozambique), Reg. S, SUB, 9.00%, 09/15/2031		400	353
Nigeria Government International Bond, (Nigeria),
Reg. S, 6.13%, 09/28/2028		5,900	5,894
Reg. S, 6.50%, 11/28/2027		1,500	1,508
Reg. S, 7.38%, 09/28/2033		16,009	16,134

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)

Sovereign — continued
North Macedonia Government International Bond, (North Macedonia), Reg. S, 6.96%, 03/13/2027	EUR	3,300	3,833
Oman Government International Bond, (Oman),
Reg. S, 6.25%, 01/25/2031		16,700	17,595
Reg. S, 6.75%, 01/17/2048		2,700	2,962
Oriental Republic of Uruguay, (Uruguay), 5.25%, 09/10/2060		7,100	6,585
Pakistan Government International Bond, (Pakistan),
Reg. S, 6.88%, 12/05/2027		4,800	4,837
6.98%, 04/24/2029 (e)		3,600	3,602
Reg. S, 7.38%, 04/08/2031		2,100	2,114
Reg. S, 8.88%, 04/08/2051		2,000	2,020
Panama Government International Bond, (Panama),
6.85%, 03/28/2054		1,800	1,946
7.88%, 03/01/2057		5,500	6,646
8.00%, 03/01/2038		3,516	4,131
8.88%, 09/30/2027		13,300	13,935
Paraguay Government International Bond, (Paraguay),
Reg. S, 5.40%, 03/30/2050		2,300	2,125
Reg. S, 5.85%, 08/21/2033		6,800	7,018
6.00%, 02/09/2036 (e)		400	418
Reg. S, 6.00%, 02/09/2036		600	627
6.65%, 03/04/2055 (e)		1,200	1,289
7.90%, 02/09/2031 (e)	PYG	7,479,000	1,178
8.50%, 03/04/2035 (e)	PYG	13,135,000	2,085
Peru Government Bond, (Peru),
Reg. S, 6.85%, 08/12/2035 (e)	PEN	26,010	7,987
Reg. S, 7.30%, 08/12/2033 (e)	PEN	7,900	2,589
Reg. S, 7.60%, 08/12/2039 (e)	PEN	2,850	893
Perusahaan Penerbit SBSN Indonesia III, (Indonesia), Reg. S, 5.65%, 11/25/2054		1,000	977
Peruvian Government International Bond, (Peru),
3.23%, 07/28/2121		10,900	6,040
3.60%, 01/15/2072		3,900	2,476
Reg. S, 5.40%, 08/12/2034	PEN	2,900	828
5.50%, 03/30/2036		1,600	1,616
5.88%, 08/08/2054		1,690	1,682
6.15%, 08/12/2032 (e)	PEN	2,100	665
6.20%, 06/30/2055		1,900	1,960
6.55%, 03/14/2037		7,400	8,099
6.90%, 08/12/2037 (e)	PEN	7,700	2,302
Reg. S, 6.95%, 08/12/2031	PEN	3,800	1,262
Philippine Government International Bond, (Philippines),
2.95%, 05/05/2045		2,600	1,770
3.70%, 03/01/2041		2,800	2,283

SEE NOTES TO FINANCIAL STATEMENTS.

296	SIX CIRCLES TRUST	JUNE 30, 2026

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)
Foreign Government Securities — continued
Sovereign — continued
5.18%, 09/05/2049		1,200	1,109
6.38%, 10/23/2034		1,500	1,617
Republic of Angola Via Avenir Issuer IV Ireland DAC, (Ireland),
Series 2, Reg. S, 6.00%, 12/30/2027		1,259	1,240
Series 4, Reg. S, 10.75%, 09/15/2028		717	731
Series 5, Reg. S, 10.75%, 02/05/2029		1,084	1,109
Republic of Armenia International Bond, (Armenia),
Reg. S, 3.60%, 02/02/2031		1,700	1,566
Reg. S, 3.95%, 09/26/2029		2,200	2,105
Republic of Cameroon International Bond, (Cameroon),
Reg. S, 5.95%, 07/07/2032	EUR	4,200	4,280
Series 7Y, Reg. S, 9.50%, 07/31/2031		2,300	2,316
Republic of Kenya Government International Bond, (Kenya),
7.88%, 10/09/2033 (e)		1,700	1,712
Reg. S, 7.88%, 10/09/2033		4,900	4,933
8.80%, 10/09/2038 (e)		1,600	1,610
9.50%, 03/05/2036 (e)		3,700	3,936
Reg. S, 9.50%, 03/05/2036		300	319
9.75%, 02/16/2031 (e)		2,800	3,046
Reg. S, 9.75%, 02/16/2031		5,400	5,875
Republic of Poland Government International Bond, (Poland),
Series 5Y, 4.88%, 02/12/2030		1,100	1,112
Series 10Y, 4.88%, 10/04/2033		200	199
Series 10Y, 5.38%, 02/12/2035		2,400	2,446
Series 30Y, 5.50%, 04/04/2053		9,400	8,924
Republic of South Africa Government Bond, (South Africa),
Series 2035, 8.88%, 02/28/2035	ZAR	116,300	7,355
Series 2037, 8.50%, 01/31/2037	ZAR	177,300	10,765
Series 2040, 9.00%, 01/31/2040	ZAR	17,000	1,049
Republic of South Africa Government International Bond, (South Africa),
7.10%, 11/19/2036 (e)		2,700	2,902
7.25%, 12/11/2055 (e)		2,000	1,995
7.95%, 11/19/2054 (e)		2,700	2,918
Series 30Y, 5.75%, 09/30/2049		4,800	4,069
Series 30Y, 7.30%, 04/20/2052		3,500	3,536
Republic of Srpska International Government Bond, (Bosnia and Herzegovina), 6.25%, 04/02/2031 (e)	EUR	1,400	1,618
Republic of Uzbekistan International Bond, (Uzbekistan), Reg. S, 3.90%, 10/19/2031		3,600	3,343
Romanian Government International Bond, (Romania),
Reg. S, 2.12%, 07/16/2031	EUR	3,400	3,463
Reg. S, 2.13%, 03/07/2028	EUR	1,100	1,233
Reg. S, 2.63%, 12/02/2040	EUR	5,600	4,321
Reg. S, 3.00%, 02/27/2027		5,800	5,720

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)

Sovereign — continued
Reg. S, 3.38%, 01/28/2050	EUR	600	449
Reg. S, 3.88%, 10/29/2035	EUR	2,800	2,842
Reg. S, 5.13%, 09/24/2031	EUR	1,400	1,635
Reg. S, 5.25%, 11/25/2027		1,396	1,399
Reg. S, 5.38%, 06/07/2033	EUR	2,500	2,884
Reg. S, 5.75%, 03/24/2035		300	291
5.75%, 03/24/2035 (e)		1,000	969
5.88%, 01/30/2029 (e)		946	954
Reg. S, 6.13%, 10/07/2037	EUR	1,550	1,802
Reg. S, 6.38%, 09/18/2033	EUR	2,700	3,287
Reg. S, 6.38%, 01/30/2034		1,800	1,823
6.38%, 01/30/2034 (e)		1,800	1,822
Reg. S, 6.50%, 10/07/2045	EUR	300	346
Reg. S, 6.63%, 02/17/2028		940	960
6.75%, 07/11/2039 (e)	EUR	1,900	2,302
Reg. S, 7.13%, 01/17/2033		7,700	8,174
Saudi Government International Bond, (Saudi Arabia),
Reg. S, 3.45%, 02/02/2061		6,000	3,809
Reg. S, 3.75%, 01/21/2055		1,400	977
Reg. S, 4.38%, 04/16/2029		5,100	5,050
Reg. S, 4.63%, 10/04/2047		1,000	843
Reg. S, 5.00%, 01/16/2034		2,800	2,800
Senegal Government International Bond, (Senegal),
Reg. S, 4.75%, 03/13/2028	EUR	2,800	1,753
Reg. S, 5.38%, 06/08/2037	EUR	6,000	3,595
Reg. S, 6.25%, 05/23/2033		6,100	3,233
Series 7Y, Reg. S, 7.75%, 06/10/2031		1,300	697
Serbia International Bond, (Serbia),
Reg. S, 2.05%, 09/23/2036	EUR	2,500	2,263
4.88%, 05/06/2038 (e)	EUR	1,450	1,657
5.50%, 05/06/2036 (e)		1,450	1,420
6.00%, 06/12/2034 (e)		1,400	1,435
Reg. S, 6.00%, 06/12/2034		2,200	2,255
Reg. S, 6.25%, 05/26/2028		7,241	7,381
Reg. S, 6.50%, 09/26/2033		1,000	1,056
Slovenia Government International Bond, (Slovenia), Reg. S, 5.00%, 09/19/2033		2,500	2,567
Sri Lanka Government International Bond, (Sri Lanka),
Reg. S, SUB, 3.10%, 01/15/2030		2,340	2,385
Reg. S, SUB, 3.35%, 03/15/2033		1,000	961
Reg. S, SUB, 3.60%, 06/15/2035		6,000	5,003
Reg. S, SUB, 3.60%, 05/15/2036		1,250	1,253
Reg. S, SUB, 3.60%, 02/15/2038		3,800	3,837
4.00%, 04/15/2028 (e)		1,166	1,126
Reg. S, 4.00%, 04/15/2028		3,551	3,429
Suriname Government International Bond, (Suriname),
7.70%, 11/06/2030 (e)		1,800	1,872
8.50%, 11/06/2035 (e)		1,900	2,078

SEE NOTES TO FINANCIAL STATEMENTS.

JUNE 30, 2026	SIX CIRCLES TRUST	297

Six Circles Credit Opportunities Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JUNE 30, 2026 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)
Foreign Government Securities — continued
Sovereign — continued
Trinidad & Tobago Government International Bond, (Trinidad and Tobago),
5.95%, 01/14/2031 (e)		700	707
Reg. S, 5.95%, 01/14/2031		200	202
Turkiye Government Bond, (Turkey),
Series 4Y, (Turkish Lira Overnight Reference Rate + 0.00%), 40.76%, 05/17/2028 (aa)	TRY	68,600	1,485
Series 5Y, (Turkish Lira Overnight Reference Rate + 0.00%), 40.76%, 08/19/2026 (aa)	TRY	45,900	987
Turkiye Government International Bond, (Turkey),
6.30%, 03/14/2033		800	782
6.38%, 05/22/2031		1,200	1,198
6.88%, 01/14/2038		800	786
Series 6Y, 9.38%, 03/14/2029		3,200	3,473
Series 10Y, 7.63%, 05/15/2034		6,900	7,249
Series 30Y, 5.75%, 05/11/2047		9,100	7,382
Series 30Y, 6.88%, 03/17/2036		10,600	10,563
Turkiye Ihracat Kredi Bankasi A/S, (Turkey),
6.13%, 05/02/2029 (e)		530	525
6.38%, 10/03/2030 (e)		1,500	1,469
6.88%, 07/03/2028 (e)		1,100	1,116
7.50%, 02/06/2028 (e)		500	511
Reg. S, 7.50%, 02/06/2028		200	204
Ukraine Government International Bond, (Ukraine),
Reg. S, SUB, 0.00%, 02/01/2030		900	644
Reg. S, SUB, 0.00%, 02/01/2034		9,300	5,239
Reg. S, SUB, 0.00%, 02/01/2035		2,400	1,440
Reg. S, SUB, 0.00%, 02/01/2036		200	120
Reg. S, SUB, 4.00%, 02/01/2032		6,000	4,961
Reg. S, SUB, 4.50%, 02/01/2029		2,200	1,853
Reg. S, SUB, 4.50%, 02/01/2034		14,100	9,886
Reg. S, SUB, 4.50%, 02/01/2035		2,600	1,797
Reg. S, SUB, 4.50%, 02/01/2036		2,600	1,781
Uruguay Government International Bond, (Uruguay),
5.10%, 06/18/2050		4,100	3,835
5.75%, 10/28/2034		2,500	2,614

Total Sovereign			903,336

Total Foreign Government Securities (Cost $874,647)			924,342

Mortgage-Backed Securities — 0.4%
FHLMC Collateral — 0.2%
FHLMC Non Gold Pool,
(United States 30 Day Average SOFR + 2.14%), 4.86%, 10/01/2055 (aa)		247	247
(United States 30 Day Average SOFR + 2.12%), 4.88%, 03/01/2056 (aa)		5,209	5,198
(United States 30 Day Average SOFR + 2.23%), 5.00%, 09/01/2055 (aa)		2,726	2,730

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)

FHLMC Collateral — continued
(United States 30 Day Average SOFR + 2.18%), 5.35%, 08/01/2055 (aa)	1,837	1,856

Total FHLMC Collateral		10,031

FNMA Collateral — 0.2%
FNMA Pool,
(United States 30 Day Average SOFR + 2.25%), 4.54%, 04/01/2056 (aa)	444	442
(United States 30 Day Average SOFR + 2.08%), 4.60%, 04/01/2056 (aa)	428	427
(United States 30 Day Average SOFR + 2.16%), 4.88%, 03/01/2056 (aa)	5,322	5,318
(United States 30 Day Average SOFR + 2.31%), 5.32%, 08/01/2055 (aa)	2,435	2,466
(United States 30 Day Average SOFR + 2.03%), 5.46%, 10/01/2055 (aa)	1,420	1,438
(United States 30 Day Average SOFR + 2.20%), 5.73%, 08/01/2055 (aa)	397	404

Total FNMA Collateral		10,495

GNMA II Collateral — 0.0% (g)
GNMA II Pool, Single Family, 30 years, 7.00%, 01/20/2055	977	1,011

Total Mortgage-Backed Securities (Cost $21,671)		21,537

U.S. Treasury Obligations — 1.2%
Sovereign — 1.2%
U.S. Treasury Bond, 4.88%, 08/15/2045	300	299
U.S. Treasury Notes,
3.38%, 12/31/2027 (ee)	7,846	7,758
3.50%, 09/30/2027 (ff)	6,425	6,376
3.50%, 10/31/2027	3,255	3,228
3.50%, 01/31/2028	6,515	6,450
3.50%, 12/15/2028	10,136	9,982
3.75%, 04/30/2028	8,945	8,882
3.88%, 03/31/2028	7,400	7,365
4.00%, 05/31/2028	4,860	4,847
4.13%, 10/31/2026 (ee)	3,390	3,392
4.13%, 06/30/2028	7,235	7,233
4.25%, 05/15/2035	380	376
4.25%, 08/15/2035 (ii)	480	475

Total Sovereign		66,663

Total U.S. Treasury Obligations (Cost $67,041)		66,663

	SHARES
Common Stocks — 0.5%
Basic Materials — 0.0% (g)
Chemicals — 0.0% (g)
Venator Materials plc, (United Kingdom) (a) (bb)	4	35

Communications — 0.3%
Internet — 0.0% (g)
Xplore, Inc., (Canada) (a)	47	47

SEE NOTES TO FINANCIAL STATEMENTS.

298	SIX CIRCLES TRUST	JUNE 30, 2026

SECURITY DESCRIPTION	SHARES		VALUE($)
Common Stocks — continued
Internet — continued
Xplore, Inc., (Canada) (a) (bb)	1		—	(h)

			47

Media — 0.0% (g)
Diamond Sports Group LLC (a)	137		34

Telecommunications — 0.3%
Digicel Holdings Bermuda Ltd. / Digicel International Finance Ltd., (Jamaica) (a)	655		17,971

Total Communications			18,052

Consumer Non-cyclical — 0.1%
Commercial Services — 0.1%
LuxCo. 3 Sarl (a)	339		6,678
United Site Services (a) (bb)	—	(h)	27

			6,705

Healthcare — Services — 0.0% (g)
Quorum Health Corp. (a)	8		4

Total Consumer Non-cyclical			6,709

Financial — 0.0% (g)
Real Estate — 0.0% (g)
ADLER Group SA, (Luxembourg) (a) (bb)	1,268		—

Industrial — 0.0% (g)
Packaging & Containers — 0.0% (g)
Ardagh Holdings SA, (Luxembourg) (a) (e)	1		4
Labels Buyer LLC (a) (bb)	—	(h)	—	(h)
LABL, Inc. (a) (bb)	1		53

Total Industrial			57

Utilities — 0.1%
Electric — 0.1%
Heritage Power LLC (a)	23		1,584
Heritage Power LLC (a) (bb)	25		12

Total Utilities			1,596

Total Common Stocks (Cost $12,092)			26,449

Preferred Stocks — 0.1%
Communications — 0.0% (g)
Telecommunications — 0.0% (g)
Digicel Holdings Bermuda Ltd., expiring, (Bermuda) (a) (bb)	56		735

Consumer Cyclical — 0.1%
Retail — 0.1%
Ferrellgas Escrow LLC, expiring (a) (bb)	6		6,467

Industrial — 0.0% (g)
Packaging & Containers — 0.0% (g)
Labels Buyer LLC (a)	—	(h)	371
LABL, Inc. (a) (bb)	—	(h)	328

Total Industrial			699

Total Preferred Stocks (Cost $7,355)			7,901

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)
Loan Assignments — 2.7% (o)
Basic Materials — 0.2%
Chemicals — 0.2%
ARC Falcon I Inc., Initial Term B Loan, (CME Term SOFR 1 Month + 4.50%), 8.12%, 04/01/2033 (aa)	250	228
BASF Coatings, Term Loan B (USD), (France), (CME Term SOFR 3 Month + 3.50%), 7.89%, 05/06/2033 (u) (aa)	438	439
Discovery Purchaser Corp., Initial Term Loan (First Lien), (CME Term SOFR 3 Month + 3.75%), 7.41%, 10/04/2029 (aa)	806	802
Ecovyst Catalyst Technologies, LLC, Second Amendment Term Loan, (CME Term SOFR 3 Month + 2.00%), 5.66%, 06/12/2031 (aa)	207	207
Olympus Water US Holding Corp.,
Term B-6 Dollar Loan, (CME Term SOFR 3 Month + 3.00%), 6.73%, 06/20/2031 (aa)	407	405
2025 Incremental Term Loan, (CME Term SOFR 3 Month + 3.25%), 6.98%, 11/03/2032 (aa)	813	812
SCUR-Alpha 2505 GmbH & Co. KG, Tranche B-2 Term Loan, (Germany), (CME Term SOFR 3 Month + 4.75%), 8.53%, 04/08/2031 (aa)	37	25
TPC Group Inc., Initial Term Loan, (CME Term SOFR 3 Month + 5.75%), 9.42%, 12/16/2031 (aa)	4,014	3,882
Venator Materials LLC, Initial Term Loan, (CME Term SOFR 3 Month + 10.00%), 6.75%, 10/12/2028 (aa)	1,455	582
Venator Materials, LLC,
First-Out Term Loan, (CME Term SOFR 3 Month + 2.00%), 6.75%, 07/16/2026 (aa)	789	631
First-Out B Term Loan, (CME Term SOFR 3 Month + 5.00%), 6.75%, 07/16/2026 (aa)	798	638

		8,651

Forest Products & Paper — 0.0% (g)
Glatfelter Corp., Term Loan, (CME Term SOFR 1 Month + 4.25%), 7.89%, 11/04/2031 (aa)	238	236

Total Basic Materials		8,887

Communications — 0.5%
Advertising — 0.0% (g)
Clear Channel Outdoor Holdings, Inc., 2024 Refinancing Term Loan, (CME Term SOFR 1 Month + 4.00%), 7.76%, 08/21/2028 (aa)	805	805

SEE NOTES TO FINANCIAL STATEMENTS.

JUNE 30, 2026	SIX CIRCLES TRUST	299

Six Circles Credit Opportunities Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JUNE 30, 2026 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)
Loan Assignments — continued
Advertising — continued
CMG Media Corp., Term B-2 Loan (First Lien), (CME Term SOFR 3 Month + 3.50%), 7.33%, 06/18/2029 (aa)	624	562
Neptune BidCo US Inc., 2026 Dollar Term B Loan (First Lien), (CME Term SOFR 1 Month + 5.00%), 8.77%, 02/03/2033 (aa)	336	333

		1,700

Internet — 0.0% (g)
Arches Buyer Inc., Refinancing Term Loan, (CME Term SOFR 1 Month + 3.25%), 6.99%, 12/06/2027 (u) (aa)	1,187	1,182

Media — 0.3%
Charter Communications Operating, LLC,
Term B-4 Loan, (CME Term SOFR 3 Month + 2.00%), 5.69%, 12/07/2030 (u) (aa)	1,487	1,467
Term B-5 Loan, (CME Term SOFR 3 Month + 2.25%), 5.94%, 12/15/2031 (u) (aa)	1,167	1,149
CSC Holdings, LLC, September 2019 Initial Term Loan, (PRIME 3 Month + 1.50%), 8.25%, 04/15/2027 (u)	2,574	1,802
Diamond Sports Net, LLC, Term Loan (First Lien), 12.00%, 01/02/2028	798	147
DIRECTV Financing, LLC, 2025 Incremental Term B Loan, (CME Term SOFR 1 Month + 5.50%), 9.16%, 02/17/2031 (aa)	1,486	1,487
Gray Television, Inc., Term D Loan, (CME Term SOFR 1 Month + 3.00%), 6.73%, 12/01/2028 (aa)	402	402
Radiate Holdco, LLC, First Out Term Loan, (CME Term SOFR 1 Month + 1.50%), 7.26%, 09/25/2029 (aa)	6,605	5,936
Summer (BC) Bidco B, LLC, Extended Facility B (USD), (CME Term SOFR 3 Month + 5.00%), 8.99%, 02/15/2029 (aa)	755	643
Telenet Financing USD, LLC, Term Loan AR Facility, (CME Term SOFR 1 Month + 2.00%), 5.74%, 04/28/2028 (u) (aa)	1,790	1,775
Virgin Media Bristol, LLC, Facility Q, (CME Term SOFR 1 Month + 3.25%), 6.99%, 01/31/2029 (aa)	600	574

		15,382

Telecommunications — 0.2%
Altice Financing S.A., 2022 Refinancing Dollar Commitments, (Luxembourg), (CME Term SOFR 3 Month + 5.00%), 8.67%, 10/31/2027 (aa)	1,038	776
Connect Holding II, LLC, Delayed Draw Term B (First Out First Lien), (CME Term SOFR 1 Month + 4.25%), 7.90%, 04/03/2031 (u) (aa)	1,265	1,186

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)

Telecommunications — continued
Iridium Communications Inc., Term B-4 Loan, (CME Term SOFR 1 Month + 2.25%), 5.89%, 09/20/2030 (u) (aa)	500	500
Level 3 Financing, Inc., Term B-5 Refinancing Loans, (CME Term SOFR 1 Month + 2.75%), 6.39%, 03/29/2032 (u) (aa)	1,388	1,388
NTI BUYER, LLC, Term Loan B, 06/13/2033 (u) (aa)	2,500	2,478
ViaSat, Inc., Initial Term Loan, (CME Term SOFR 1 Month + 4.50%), 8.26%, 05/30/2030 (aa)	662	664
Xplore, Inc.,
Initial Term Loan (First Lien), (Canada), (CME Term SOFR 1 Month + 1.50%), 5.26%, 10/24/2029 (aa)	85	79
Second Out Term Loan (First Lien), (Canada), (CME Term SOFR 1 Month + 1.50%), 6.00%, 10/24/2031 (aa)	300	206
Zayo Group Holdings, Inc., Initial Dollar Term Loan, (CME Term SOFR 1 Month + 0.50%), 6.76%, 03/11/2030 (u) (aa)	2,862	2,860

		10,137

Total Communications		28,401

Consumer Cyclical — 0.4%
Airlines — 0.0% (g)
AAdvantage Loyalty IP Ltd. (American Airlines, Inc.), 2025 Replacement Term Loan, (Cayman Islands), (CME Term SOFR 1 Month + 2.25%), 5.93%, 04/20/2028 (aa)	317	316
JetBlue Airways Corp., Initial Term Loan, (CME Term SOFR 3 Month + 4.75%), 8.43%, 08/27/2029 (u) (aa)	230	204

		520

Auto Parts & Equipment — 0.1%
First Brands Group, LLC, 2021 Term Loan (Second Lien), (CME Term SOFR 1 Month + 10.50%), 14.23%, 03/30/2028 (aa)	7,189	3
Tenneco, Inc.,
Term A Loan (First Lien), (CME Term SOFR 3 Month + 4.75%), 8.49%, 11/17/2028 (aa)	1,446	1,438
Term B Loan (First Lien), (CME Term SOFR 3 Month + 5.00%), 8.74%, 11/17/2028 (aa)	723	719

		2,160

Distribution/Wholesale — 0.0% (g)
BCPE Empire Holdings, Inc., Amendment No. 10 Incremental Term Loan (First Lien), (CME Term SOFR 1 Month + 3.50%), 7.14%, 12/29/2032 (aa)	754	744

SEE NOTES TO FINANCIAL STATEMENTS.

300	SIX CIRCLES TRUST	JUNE 30, 2026

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)
Loan Assignments — continued
Entertainment — 0.0% (g)
Caesars Entertainment, Inc., 2023 Incremental Term B Loan, (CME Term SOFR 1 Month + 2.25%), 5.89%, 02/06/2030 (u) (aa)		36	34
Crown Finance US, Inc., First Amendment Term Loan, (CME Term SOFR 1 Month + 4.50%), 8.11%, 12/02/2031 (aa)		212	212
Great Canadian Gaming Corp., 2024 Refinancing Term Loan (First Lien), (Canada), (CME Term SOFR 3 Month + 4.75%), 8.43%, 11/01/2029 (aa)		862	848
Motion Acquisition Ltd., Facility B (USD) Loan, (United Kingdom), (CME Term SOFR 1 Month + 3.50%), 7.23%, 11/12/2029 (u) (aa)		251	214
Pioneer Opco LLC, Term B Loan, (CME Term SOFR 1 Month + 3.25%), 6.89%, 05/15/2033 (u) (aa)		646	648

			1,956

Leisure Time — 0.0% (g)
City Football Group Ltd., Term B-1 Loan, (United Kingdom), (CME Term SOFR 3 Month + 3.00%), 6.93%, 07/18/2030 (aa)		560	557
GBT US III, LLC, Additional Term B-2 Loan, (Netherlands), (CME Term SOFR 3 Month + 2.00%), 5.67%, 07/25/2031 (u) (aa)		279	279
Majordrive Holdings IV, LLC, Initial Term Loan, (CME Term SOFR 3 Month + 4.00%), 7.99%, 06/01/2028 (aa)		102	97
Sabre GLBL Inc., 2025 Other Term B-2 Loan, (CME Term SOFR 1 Month + 6.25%), 9.99%, 07/30/2029 (aa)		87	78

			1,011

Lodging — 0.0% (g)
Fertitta Entertainment, LLC, Initial B Term Loan, (CME Term SOFR 1 Month + 3.25%), 6.89%, 01/27/2029 (u) (aa)		272	272

Retail — 0.3%
Boots Group Finco LP, Closing Date Dollar Term Loan, (CME Term SOFR 3 Month + 3.25%), 6.92%, 08/30/2032 (aa)		1,999	2,004
Breitling Holdings Sarl, Facility B, (Luxembourg), (EURIBOR 6 Month + 3.90%), 6.50%, 10/25/2028 (aa)	EUR	3,739	3,613
CD&R Firefly Bidco Ltd., Facility B10, (United Kingdom), (SONIA 3 Month + 4.75%), 8.48%, 04/29/2029	GBP	3,800	5,046
LBM Acquisition, LLC, Amendment No. 3 Term Loan (First Lien), (CME Term SOFR 1 Month + 3.75%), 7.50%, 06/06/2031 (u) (aa)		213	178

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)

Retail — continued
Lowe’s Companies, Inc., Loan, (CME Term SOFR 3 Month + 1.00%), 4.65%, 09/15/2028 (u) (aa) (bb)		1,650	1,649
QXO Building Products, Inc., 2026 Incremental Term B Loan, (CME Term SOFR 1 Month + 2.00%), 5.62%, 04/30/2032 (u) (aa)		543	541
Sabre GLBL, Inc.,
2024 Term B-1 Loan, (CME Term SOFR 1 Month + 6.00%), 9.74%, 11/15/2029 (aa)		396	352
2024 Term B-2 Loan, (CME Term SOFR 1 Month + 6.00%), 9.74%, 11/15/2029 (aa)		143	127
White Cap Supply Holdings, LLC,
Tranche C Term Loan, (CME Term SOFR 1 Month + 3.25%), 6.89%, 10/19/2029 (aa)		186	185
Tranche D Term Loan, (CME Term SOFR 1 Month + 3.50%), 7.14%, 02/10/2033 (u) (aa)		611	608

			14,303

Total Consumer Cyclical			20,966

Consumer Non-cyclical — 0.6%
Commercial Services — 0.3%
Allied Universal Holdco LLC (f/k/a USAGM Holdco LLC), Amendment No. 7 Replacement U.S. Dollar Term Loan, (CME Term SOFR 1 Month + 3.25%), 6.89%, 08/20/2032 (aa)		722	722
Amber Finco Plc, Facility B3, (United Kingdom), (Euribor 3 Month + 3.25%), 5.54%, 06/11/2029	EUR	1,000	1,149
Camelot U.S. Acquisition, LLC, Amendment No. 7 Incremental Term Loan, (CME Term SOFR 1 Month + 3.25%), 6.89%, 01/31/2031 (aa)		743	683
Champions Holdco, Inc., Initial Term Loan, (CME Term SOFR 3 Month + 4.75%), 8.42%, 02/23/2029 (aa)		859	800
Hertz Corp., The,
Initial Term C Loan, (CME Term SOFR 3 Month + 3.50%), 7.43%, 06/30/2028 (aa)		6	4
Initial Term B Loan, (CME Term SOFR 3 Month + 3.50%), 7.43%, 06/30/2028 (aa)		30	21
Jupiter Buyer Inc., Initial Term Loan, (CME Term SOFR 3 Month + 4.00%), 7.73%, 11/03/2031 (aa)		728	729
Lernen Bidco Ltd., Facility B3 (USD), (United Kingdom), (SOFR 6 Month + 3.50%), 7.01%, 10/27/2031 (u)		6	6

SEE NOTES TO FINANCIAL STATEMENTS.

JUNE 30, 2026	SIX CIRCLES TRUST	301

Six Circles Credit Opportunities Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JUNE 30, 2026 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)
Loan Assignments — continued
Commercial Services — continued
Mavis Tire Express Services Topco, Corp., Initial Term Loan (First Lien), (CME Term SOFR 1 Month + 3.00%), 6.67%, 05/04/2028 (aa)		1,183	1,180
Obol France 2.5 SAS, Facility B3, (France), (Euribor 6 Month + 5.00%), 7.53%, 12/31/2028	EUR	3,898	4,462
PECF USS Intermediate Holding III, LLC, Initial Term Loan, (CME Term SOFR 3 Month + 7.50%), 11.18%, 03/03/2033 (aa)		40	38
Polygon Group AB, Facility B, (Sweden), (Euribor 3 Month + 4.00%), 6.29%, 10/05/2028	EUR	2,835	2,986
TIC Bidco Ltd., Facility B4 (EUR), (United Kingdom), (Euribor 3 Month + 3.25%), 5.67%, 06/19/2031	EUR	3,250	3,722

			16,502

Food — 0.1%
Blitz 26-281 SE, Term Loan B, (Germany), (Euribor 6 Month + 3.50%), 2.69%, 05/27/2033 (u)	EUR	2,400	2,758
Market Bidco Ltd., Facility B4 (GBP), (United Kingdom), (SONIA 3 Month + 5.25%), 9.08%, 11/04/2030	GBP	750	982

			3,740

Healthcare - Products — 0.0% (g)
Hologic, Inc., USD Initial Term B Loan (First Lien), (CME Term SOFR 1 Month + 2.25%), 5.99%, 04/07/2033 (aa)		485	474

Healthcare - Services — 0.2%
Celeste BidCo B.V., Facility B2, (Netherlands), 07/20/2029 (u)	EUR	7,800	8,979
LifePoint Health, Inc.,
2024-2 Refinancing Term Loan (First Lien), (CME Term SOFR 3 Month + 3.50%), 7.18%, 05/17/2031 (aa)		401	394
2024-1 Refinancing Term Loan (First Lien), (CME Term SOFR 3 Month + 3.75%), 7.42%, 05/17/2031 (aa)		776	763
MPH Acquisition Holdings, LLC,
Exchange First Out Term Loan, (CME Term SOFR 3 Month + 3.75%), 7.41%, 12/31/2030 (aa)		681	681
Second Out Term Loan, (CME Term SOFR 3 Month + 4.60%), 8.26%, 12/31/2030 (aa)		426	374
Quorum Health Corp., Term Loan (Exit), (CME Term SOFR 3 Month + 6.50%), 10.27%, 01/28/2028 (aa)		728	531

			11,722

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)

Pharmaceuticals — 0.0% (g)
Endo Finance Holdings, Inc., 2024 Refinancing Term Loan, (CME Term SOFR 1 Month + 3.75%), 7.39%, 04/23/2031 (aa)		399	399

Total Consumer Non-cyclical			32,837

Diversified — 0.0% (g)
Holding Companies—Diversified — 0.0% (g)
GN Loanco, LLC, Term B Loan, (CME Term SOFR 3 Month + 4.50%), 8.16%, 12/19/2030 (u) (aa)		78	73

Energy — 0.0% (g)
Pipelines — 0.0% (g)
Calcasieu Pass Funding LLC, Initial Term Loan, (CME Term SOFR 1 Month + 3.25%), 6.95%, 04/11/2033 (aa)		270	270

Financial — 0.3%
Banks — 0.1%
Ziraat Katilim Bankasi Anonim Sirketi, Tranche B, (CME Term SOFR 1 Month + 3.00%), 0.00%, 06/15/2034 (aa) (bb)		2,400	2,400

Diversified Financial Services — 0.1%
Apex Group Treasury Ltd., 2025 Refinancing EUR Term Loan, (Ireland), (Euribor 1 Month + 3.75%), 5.93%, 02/27/2032	EUR	2,000	2,212
Setanta Aircraft Leasing Designated Activity Company, New Loan, (Ireland), (CME Term SOFR 3 Month + 1.75%), 5.48%, 11/05/2028 (aa)		83	83
THG Operations Holdings Ltd., Facility B2, (United Kingdom), (Euribor 6 Month + 5.00%), 7.62%, 12/10/2029	EUR	2,000	2,288
Your.World Finco II B.V., Additional Facility B1, (Netherlands), (Euribor 1 Month + 4.00%), 6.18%, 11/04/2031	EUR	1,500	1,587

			6,170

Insurance — 0.1%
Acrisure, LLC, 2024 Repricing Term B-6 Loan (First Lien), (CME Term SOFR 1 Month + 3.00%), 6.64%, 11/06/2030 (aa)		566	511
Amynta Agency Borrower Inc. (Amynta Warranty Borrower Inc.), 2026 Refinancing Term Loan (First Lien), (CME Term SOFR 1 Month + 2.50%), 6.14%, 12/29/2031 (aa)		115	113
Asurion, LLC,
New B-12 Term Loan (First Lien), (CME Term SOFR 3 Month + 4.25%), 7.91%, 09/19/2030 (aa)		1,909	1,884
New Term B-13 Term Loan (First Lien), (CME Term SOFR 1 Month + 4.25%), 7.91%, 09/19/2030 (u) (aa)		883	873

SEE NOTES TO FINANCIAL STATEMENTS.

302	SIX CIRCLES TRUST	JUNE 30, 2026

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)
Loan Assignments — continued
Insurance — continued
New B-4 Term Loan (Second Lien), (CME Term SOFR 3 Month + 5.25%), 9.18%, 01/20/2029 (u) (aa)		748	738
CRC Insurance Group, LLC,
Amendment No.1 Replacement Term Loan (First Lien), (CME Term SOFR 3 Month + 2.75%), 6.48%, 05/06/2031 (aa)		538	524
Initial Term Loan (Second Lien), (CME Term SOFR 3 Month + 4.75%), 8.48%, 05/06/2032 (aa)		566	548
Jones DesLauriers Insurance Management Inc., 2026-1 Term Loan (First Lien), (Canada), (CME Term SOFR 1 Month + 3.00%), 6.66%, 02/02/2033 (aa)		392	374

			5,565

Investment Companies — 0.0% (g)
Acuren Delaware Holdco, Inc.(Acuren Holdings, Inc.), Amendment No.3 Term Loan, (CME Term SOFR 1 Month + 2.50%), 6.14%, 07/30/2031 (aa)		400	400

Real Estate — 0.0% (g)
CoreLogic, Inc. (fka First American Corp., The), Initial Term Loan (First Lien), (CME Term SOFR 1 Month + 3.50%), 7.26%, 06/02/2028 (u) (aa)		779	770

Total Financial			15,305

Government — 0.1%
Sovereign — 0.1%
Republic of Cote d’Ivoire, Term Loan, (France), (EURIBOR 6 Month + 3.05%), 5.19%, 02/11/2034 (aa) (bb)	EUR	4,000	4,554

Industrial — 0.2%
Aerospace/Defense — 0.1%
PAC Aviation III Designated Activity Company, Term Loan B, (Ireland), (CME Term SOFR 3 Month + 3.25%), 6.91%, 10/28/2030 (aa)		423	419
Propulsion (BC) Newco, LLC, Initial Term Loan, (CME Term SOFR 3 Month + 2.50%), 6.23%, 12/01/2032 (aa)		123	123
TransDigm, Inc.,
New Tranche K Term Loan, (CME Term SOFR 1 Month + 2.25%), 5.89%, 03/22/2030 (aa)		1,496	1,496
Tranche N Term Loan, (CME Term SOFR 1 Month + 2.50%), 6.14%, 02/13/2033 (aa)		335	335

			2,373

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)

Building Materials — 0.0% (g)
Chariot Buyer LLC, Refinancing Term Loan (First Lien), (CME Term SOFR 1 Month + 3.00%), 6.64%, 09/08/2032 (aa)	394		394
Cornerstone Building Brands, Inc., Tranche B Term Loan, (CME Term SOFR 3 Month + 3.25%), 7.01%, 04/12/2028 (aa)	125		76
EMRLD Borrower LP, 2030 Refinancing Term Loan, (CME Term SOFR 3 Month + 2.25%), 5.92%, 05/31/2030 (u) (aa)	384		383
Wilsonart, LLC, Initial Term Loan, (CME Term SOFR 3 Month + 4.25%), 7.98%, 08/05/2031 (aa)	504		454

			1,307

Electronics — 0.0% (g)
LSF12 Crown US Commercial Bidco, LLC, 2026 Refinancing Term Loan, (CME Term SOFR 1 Month + 3.00%), 6.62%, 12/02/2031 (aa)	553		554
Resilience Parent LLC, Initial Term Loan (First Lien), (CME Term SOFR 1 Month + 2.50%), 6.23%, 02/28/2033 (aa)	534		533

			1,087

Engineering & Construction — 0.0% (g)
Brand Industrial Services, Inc., Tranche C Term Loan, (CME Term SOFR 3 Month + 4.50%), 8.16%, 08/01/2030 (aa)	1,997		1,557

Machinery — Diversified — 0.0% (g)
Arcline FM Holdings, LLC, 2025-1 New Term Loan (First Lien), (CME Term SOFR 3 Month + 2.75%), 6.41%, 06/23/2030 (u) (aa)	—	(h)	—	(h)
GrafTech Global Enterprises, Inc.,
Delayed Draw Term Loan, (CME Term SOFR 1 Month + 3.75%), 9.64%, 12/21/2029 (u) (aa)	385		368
Term Loan, (CME Term SOFR 3 Month + 6.00%), 9.67%, 12/21/2029 (u) (aa)	674		644
TK Elevator Midco GmbH, Facility B2 USD, (Germany), (CME Term SOFR 3 Month + 2.75%), 6.48%, 04/30/2030 (u) (aa)	998		1,002

			2,014

Miscellaneous Manufacturers — 0.0% (g)
LSF12 Helix Parent LLC, Initial Term Loan, (CME Term SOFR 1 Month + 3.50%), 7.14%, 02/10/2033 (aa)	408		400

Packaging & Containers — 0.1%
Clydesdale Acquisition Holdings, Inc., Term B Loan (First Lien), (CME Term SOFR 1 Month + 3.18%), 6.82%, 04/13/2029 (u) (aa)	393		386

SEE NOTES TO FINANCIAL STATEMENTS.

JUNE 30, 2026	SIX CIRCLES TRUST	303

Six Circles Credit Opportunities Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JUNE 30, 2026 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)
Loan Assignments — continued
Packaging & Containers — continued
Iris Holding, Inc., Initial Term Loan (First Lien), (CME Term SOFR 3 Month + 4.75%), 8.51%, 06/28/2028 (aa)		540	513
Mauser Packaging Solutions Holding Company, 2025 Term Loan, (CME Term SOFR 1 Month + 3.50%), 7.12%, 04/15/2030 (u) (aa)		1,059	1,043
Multi-Color Corp.,
Interim Roll-up Dollar Term Loan, 12/02/2026 (aa) (bb)		31	16
Initial Dollar Term Loan, (CME Term SOFR 3 Month + 2.38%), 6.02%, 05/11/2033 (aa)		793	678
Sword Purchaser LLC, Initial Dollar Term Loan, (CME Term SOFR 1 Month + 4.00%), 7.64%, 04/09/2033 (u) (aa)		658	641
LABL, Inc., (USD) AHG TL, (CME Term SOFR 3 Month + 5.00%), 8.76%, OPEN (bb)		466	198

			3,475

Transportation — 0.0% (g)
GB AIT Buyer, Inc., Initial Term Loan, (CME Term SOFR 3 Month + 4.25%), 7.91%, 04/29/2033 (aa)		342	342

Total Industrial			12,555

Technology — 0.4%
Computers — 0.1%
Atlas CC Acquisition Corp.,
Second Out Term C Loan, 05/25/2029 (u) (aa)		215	15
Second Out Term B Loan, (CME Term SOFR 3 Month + 4.50%), 8.43%, 05/25/2029 (aa)		1,474	101
Bingo Holdings I, LLC, Term B Loan, (CME Term SOFR 3 Month + 4.75%), 8.48%, 06/30/2032 (aa)		645	644
Clover Holdings 2, LLC, Initial Floating Rate Term Loan, (CME Term SOFR 1 Month + 3.75%), 7.38%, 12/09/2031 (aa)		3,519	3,355
McAfee Corp., Second Amendment Tranche B-1 Term Loan, (CME Term SOFR 1 Month + 3.00%), 6.64%, 03/01/2029 (u) (aa)		891	789
NCR Atleos Corp., New Term B Loan, (CME Term SOFR 3 Month + 3.00%), 6.67%, 04/16/2029 (aa)		256	255

			5,159

Software — 0.3%
Bending Spoons US Inc., Amendment No. 4 Euro Term Loan, 03/07/2031 (u)	EUR	2,963	3,333
BetClic Everest Group S.A.S., Facility B2 (EUR), (France), (Euribor 3 Month + 3.00%), 2.23%, 12/10/2031 (u)	EUR	2,000	2,288

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)			VALUE($)

Software — continued
Cloud Software Group, Inc., Tenth Amendment Tranche B-1 Term Loan, 08/13/2032 (u) (aa)		3,395		2,927
Coreweave Financing DDTL V LLC, Delayed Draw Loan, (CME Term SOFR 1 Month + 0.50%), 3.21%, 11/15/2031 (u) (aa)		920		938
Cotiviti, Inc., Initial Fixed Rate Term Loan, 7.63%, 05/01/2031		7,204		6,718
Finastra USA, Inc., (EUR) Term Loan, (Euribor 3 Month + 4.50%), 6.90%, 09/15/2032 (u)	EUR	2,091		2,258
RealPage, Inc., Initial Term Loan (First Lien), (CME Term SOFR 3 Month + 3.00%), 6.99%, 04/24/2028 (aa)		675		630
Skillsoft Finance II, Inc., Initial Term Loan, (CME Term SOFR 1 Month + 5.25%), 9.01%, 07/14/2028 (aa)		586		291

				19,383

Total Technology				24,542

Utilities — 0.0% (g)
Electric — 0.0% (g)
CP Atlas Buyer, Inc., 2025 Term B Loan, (CME Term SOFR 1 Month + 5.25%), 8.89%, 07/08/2030 (aa)		405		355
Heritage Power, LLC, Term Loan, (CME Term SOFR 3 Month + 5.50%), 9.23%, 07/20/2028 (aa)		165		162
Lightning Power, LLC, Initial Term B Loan, (CME Term SOFR 1 Month + 2.25%), 5.89%, 08/18/2031 (u) (aa)		289		289
Long Ridge Energy, LLC, Term B Advance, (CME Term SOFR 3 Month + 4.50%), 8.23%, 02/19/2032 (aa)		524		524
NRG Energy, Inc., 2024 New Term Loan, (CME Term SOFR 3 Month + 1.75%), 5.42%, 04/16/2031 (u) (aa)		550		549

Total Utilities				1,879

Total Loan Assignments (Cost $162,615)				150,270

	NUMBER OF WARRANTS
Warrants — 0.0% (g)
Industrial — 0.0% (g)
Packaging & Containers — 0.0% (g)
Labels Buyer LLC, expiring 05/11/2033 (a) (bb)		—	(h)	—	(h)
LABL, Inc., expiring 05/11/2033 (a) (bb)		—	(h)	2

Total Industrial				2

Total Warrants (Cost $2)				2

SEE NOTES TO FINANCIAL STATEMENTS.

304	SIX CIRCLES TRUST	JUNE 30, 2026

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)			VALUE($)
Short-Term Investments — 3.1%
Commercial Paper — 0.0% (g)
Keurig Dr Pepper, Inc., 4.43%, 07/06/2026 (e) (n)		522		522

Corporate Bonds — 0.1%
Devon Energy Corp., 3.90%, 05/15/2027 (e)		1,129		1,121
Discovery Global Holdings, Inc., 3.76%, 03/15/2027		582		577
Kona Spc Ltd., (Cayman Islands), (EURIBOR 1 Year + 3.55%), 5.72%, 09/15/2026 (e) (aa)	EUR	1,000		1,148

Total Corporate Bonds				2,846

Foreign Government Security — 0.1%
South Africa Treasury Bill, (South Africa), 7.43, 08/05/2026 (n)	ZAR	129,800		7,872

Time Deposits — 2.3%
Australia & New Zealand Banking Group Ltd.,
1.76%, 07/02/2026	HKD	—	(h)	—	(h)
2.97%, 07/01/2026		43,980		43,980
Brown Brothers Harriman & Co., 4.43%, 07/01/2026	ZAR	201		12
Citibank NA,
1.13%, 07/01/2026	EUR	33,601		38,392
2.67%, 07/01/2026	GBP	4,094		5,430
2.97%, 07/01/2026		28,974		28,974
Royal Bank of Canada,
1.02%, 07/02/2026	CAD	1		1
2.97%, 07/01/2026		2,609		2,609
Skandinaviska Enskilda Banken AB,
(1.14%), 07/01/2026	CHF	44		54
0.58%, 07/01/2026	SEK	93		10
Sumitomo Mitsui Banking Corp., 0.24%, 07/01/2026	JPY	6,911		43
Sumitomo Mitsui Trust Bank Ltd., 2.97%, 07/01/2026		7,252		7,252

Total Time Deposits				126,757

U.S. Government Agency Securities — 0.3%
FHLB Discount Notes,
3.43, 07/01/2026 (n)		1,800		1,800
3.64, 08/21/2026 (n)		9,800		9,748
3.67, 09/04/2026 (n)		6,200		6,158

Total U.S. Government Agency Securities				17,706

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)

U.S. Treasury Obligations — 0.3%
U.S. Treasury Bills,
3.59%, 07/02/2026 (n)	6,900	6,899
3.64%, 09/08/2026 (n) (ee)	3,500	3,475
3.64%, 07/07/2026 (n)	2,598	2,597
3.65%, 10/01/2026 (n) (ee)	1,600	1,585
3.65%, 09/24/2026 (n) (ee)	700	694
3.66%, 09/22/2026 (n) (ee) (ii)	2,800	2,777

Total U.S. Treasury Obligations		18,027

Total Short-Term Investments
(Cost $173,370)		173,730

Total Investments — 98.6% (Cost — $5,369,925)		5,469,667
Other Assets in Excess of Liabilities — 1.4%		80,332

NET ASSETS — 100.0%		$5,550,000

Percentages indicated are based on net assets.

SEE NOTES TO FINANCIAL STATEMENTS.

JUNE 30, 2026	SIX CIRCLES TRUST	305

Six Circles Credit Opportunities Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JUNE 30, 2026 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

Futures contracts outstanding as of June 30, 2026:
Exchange Traded
DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION)($)
Long Contracts
Euro BOBL	494	09/2026	EUR	64,697	429
Euro BTP Italian Government Bonds	13	09/2026	EUR	1,761	12
ICE 3 Month SONIA	265	03/2027	GBP	84,727	(352)
Short Euro-BTP	251	09/2026	EUR	30,637	64
U.S. Treasury 2 Year Note	1,113	09/2026	USD	229,671	(245)
U.S. Treasury 5 Year Note	718	09/2026	USD	76,739	120
U.S. Treasury 10 Year Note	653	09/2026	USD	71,231	528
U.S. Treasury Long Bond	19	09/2026	USD	2,109	47
U.S. Treasury Ultra Bond	166	09/2026	USD	18,634	649
U.S. Ultra Treasury 10 Year Note	5	09/2026	USD	556	6

					1,258

Short Contracts
Bloomberg U.S. Corporate High Yield Very Liquid Index	(20)	09/2026	USD	(2,284)	(—	)(h)
Euro BOBL	(84)	09/2026	EUR	(11,021)	(53)
Euro Bund	(196)	09/2026	EUR	(28,217)	(301)
Euro-Oat French Government Bonds	(4)	09/2026	EUR	(546)	(2)
U.S. Treasury 2 Year Note	(52)	09/2026	USD	(10,731)	12
U.S. Treasury 5 Year Note	(537)	09/2026	USD	(57,344)	(140)
U.S. Treasury Long Bond	(53)	09/2026	USD	(5,894)	(122)
U.S. Treasury Ultra Bond	(9)	09/2026	USD	(1,010)	(36)
U.S. Ultra Treasury 10 Year Note	(65)	09/2026	USD	(7,208)	(102)

					(744)

Total unrealized appreciation (depreciation)					514

Forward foreign currency exchange contracts outstanding as of June 30, 2026:
CURRENCY PURCHASED		CURRENCY SOLD		COUNTERPARTY	SETTLEMENT DATE	UNREALIZED APPRECIATION (DEPRECIATION)($)
TRY	93,863	USD	2,000	Barclays Bank plc	07/01/2026	13
BRL	20,988	USD	3,927	Bank of America, NA*	07/02/2026	138
USD	140,553	EUR	120,517	Bank of America, NA	07/02/2026	2,851
USD	1,717	EUR	1,480	Bank of America, NA	07/02/2026	27
USD	847	EUR	726	Morgan Stanley & Co.	07/02/2026	17
USD	4,279	EUR	3,679	Morgan Stanley & Co.	07/02/2026	75
USD	214	GBP	160	Bank of America, NA	07/02/2026	2
USD	1,173	GBP	875	Goldman Sachs International	07/02/2026	12
GBP	875	USD	1,157	Goldman Sachs International	07/02/2026	4
TRY	27,769	USD	590	Barclays Bank plc	07/06/2026	3
KZT	1,583,176	USD	2,924	Morgan Stanley & Co.*	07/07/2026	383
USD	1,360	CZK	28,250	Barclays Bank plc	07/08/2026	30
USD	1,171	PEN	3,931	Barclays Bank plc*	07/13/2026	21
USD	1,015	PEN	3,465	Barclays Bank plc*	07/13/2026	2
USD	1,479	PEN	4,963	Citibank, NA*	07/13/2026	28
TRY	79,206	USD	1,650	Barclays Bank plc	07/13/2026	33
TRY	42,270	USD	880	Barclays Bank plc	07/14/2026	17
EGP	101,675	USD	1,879	Citibank, NA*	07/15/2026	176
USD	3,486	KRW	5,269,232	Citibank, NA*	07/15/2026	84
KZT	675,053	USD	1,255	Citibank, NA*	07/15/2026	151

SEE NOTES TO FINANCIAL STATEMENTS.

306	SIX CIRCLES TRUST	JUNE 30, 2026

Forward foreign currency exchange contracts outstanding as of June 30, 2026:
CURRENCY PURCHASED		CURRENCY SOLD		COUNTERPARTY	SETTLEMENT DATE	UNREALIZED APPRECIATION (DEPRECIATION)($)
EGP	7,790	USD	144	Bank of America, NA*	07/16/2026	14
EGP	22,619	USD	445	Citibank, NA*	07/20/2026	11
EGP	59,440	USD	1,169	Morgan Stanley & Co.*	07/20/2026	29
USD	3,521	EUR	3,000	Brown Brothers Harriman & Co.	07/20/2026	91
USD	265,453	EUR	224,000	Brown Brothers Harriman & Co.	07/20/2026	9,314
USD	5,825	EUR	5,000	Brown Brothers Harriman & Co.	07/20/2026	107
USD	3,544	EUR	3,000	Brown Brothers Harriman & Co.	07/20/2026	113
TRY	84,540	USD	1,779	Barclays Bank plc	07/20/2026	6
TRY	28,251	USD	585	Barclays Bank plc	07/20/2026	11
TRY	30,971	USD	641	Barclays Bank plc	07/21/2026	12
USD	4,217	ZAR	68,419	Barclays Bank plc	07/21/2026	47
USD	3,779	ZAR	61,485	Barclays Bank plc	07/21/2026	32
USD	170,015	EUR	144,895	Citibank, NA	07/22/2026	4,317
USD	3,939	EUR	3,335	Citibank, NA	07/22/2026	125
USD	5,814	EUR	5,000	Citibank, NA	07/22/2026	96
USD	168,848	EUR	143,939	Citibank, NA	07/22/2026	4,243
USD	11,632	EUR	10,000	Citibank, NA	07/22/2026	197
USD	2,991	EUR	2,529	Citibank, NA	07/22/2026	99
USD	4,025	EUR	3,446	Citibank, NA	07/22/2026	84
USD	3,365	EUR	2,894	Citibank, NA	07/22/2026	56
USD	11,617	EUR	10,000	Citibank, NA	07/22/2026	182
USD	2,525	EUR	2,172	Citibank, NA	07/22/2026	41
USD	5,312	EUR	4,498	Citibank, NA	07/22/2026	168
USD	14,168	EUR	12,000	Citibank, NA	07/22/2026	445
EUR	17,500	USD	19,881	Citibank, NA	07/22/2026	131
EUR	3,698	USD	4,198	Citibank, NA	07/22/2026	31
USD	109,031	EUR	92,900	Citibank, NA	07/22/2026	2,793
USD	4,744	EUR	4,044	Citibank, NA	07/22/2026	120
USD	170,604	EUR	145,373	Citibank, NA	07/22/2026	4,359
USD	172,272	EUR	146,808	Citibank, NA	07/22/2026	4,386
USD	4,744	EUR	4,044	Citibank, NA	07/22/2026	120
USD	169,461	EUR	144,417	Citibank, NA	07/22/2026	4,309
USD	15,372	EUR	13,000	Citibank, NA	07/22/2026	505
USD	11,635	EUR	10,000	Citibank, NA	07/22/2026	199
USD	2,286	GBP	1,700	Citibank, NA	07/22/2026	31
USD	6,736	GBP	5,000	Citibank, NA	07/22/2026	104
USD	105,476	GBP	78,681	Citibank, NA	07/22/2026	1,110
USD	2,113	GBP	1,560	Citibank, NA	07/22/2026	43
USD	2,558	GBP	1,900	Citibank, NA	07/22/2026	38
USD	1,207	GBP	900	Citibank, NA	07/22/2026	13
TRY	28,254	USD	592	Barclays Bank plc	07/27/2026	1
TRY	63,673	USD	1,335	Barclays Bank plc	07/28/2026	1
TRY	43,370	USD	909	Barclays Bank plc	07/29/2026	—	(h)
BRL	19,604	USD	3,744	Bank of America, NA*	08/04/2026	23
USD	1,700	EUR	1,480	Citibank, NA	08/04/2026	6
EGP	108,600	USD	2,000	Morgan Stanley & Co.*	08/12/2026	165
EGP	171,764	USD	3,139	Morgan Stanley & Co.*	08/13/2026	285
EGP	118,290	USD	2,162	Morgan Stanley & Co.*	08/13/2026	196
USD	3,653	PEN	12,379	Citibank, NA*	08/24/2026	39
USD	1,123	PEN	3,844	Citibank, NA*	09/04/2026	2
USD	3,789	CHF	3,000	Brown Brothers Harriman & Co.	09/15/2026	45
USD	3,846	EUR	3,300	Brown Brothers Harriman & Co.	09/15/2026	64
USD	211,244	EUR	182,500	Brown Brothers Harriman & Co.	09/15/2026	2,051
USD	42,586	GBP	31,900	Brown Brothers Harriman & Co.	09/15/2026	273

SEE NOTES TO FINANCIAL STATEMENTS.

JUNE 30, 2026	SIX CIRCLES TRUST	307

Six Circles Credit Opportunities Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JUNE 30, 2026 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

Forward foreign currency exchange contracts outstanding as of June 30, 2026:
CURRENCY PURCHASED		CURRENCY SOLD		COUNTERPARTY	SETTLEMENT DATE	UNREALIZED APPRECIATION (DEPRECIATION)($)
USD	177	CHF	139	Bank of America, NA	09/16/2026	3
USD	26,507	EUR	22,745	BNP Paribas	09/16/2026	434
USD	1,992	GBP	1,484	UBS AG London	09/16/2026	23
USD	220	PEN	742	Citibank, NA*	09/16/2026	3
USD	1,896	PEN	6,441	Citibank, NA*	09/16/2026	17
USD	985	PEN	3,345	Citibank, NA*	09/16/2026	10
USD	242	PEN	817	Citibank, NA*	09/16/2026	4
PEN	33	USD	10	Citibank, NA*	09/16/2026	—	(h)
USD	5	MXN	80	Bank of America, NA	09/17/2026	—	(h)
BRL	1,553	USD	293	Bank of America, NA*	10/02/2026	1
USD	663	PEN	2,267	Citibank, NA*	11/30/2026	3

Total unrealized appreciation						45,848

USD	3	BRL	15	Bank of America, NA*	07/02/2026	(—)	(h)
USD	3,744	BRL	19,453	Bank of America, NA*	07/02/2026	(24)
USD	293	BRL	1,520	Bank of America, NA*	07/02/2026	(2)
USD	701	EUR	615	Citibank, NA	07/02/2026	(1)
EUR	1,480	USD	1,697	Citibank, NA	07/02/2026	(7)
EUR	629	USD	733	Morgan Stanley & Co.	07/02/2026	(14)
PEN	3,832	USD	1,123	Citibank, NA*	07/06/2026	(2)
USD	1,079	PEN	3,828	Citibank, NA*	07/06/2026	(41)
USD	255	PEN	879	Barclays Bank plc*	07/10/2026	(2)
USD	562	PEN	1,978	Citibank, NA*	07/10/2026	(16)
PEN	12,357	USD	3,653	Citibank, NA*	07/13/2026	(40)
KRW	14,457,192	USD	9,480	Citibank, NA*	07/15/2026	(147)
USD	188	TRY	8,928	Barclays Bank plc	07/20/2026	(—)	(h)
USD	5	TRY	248	Barclays Bank plc	07/21/2026	(—)	(h)
USD	8,153	ZAR	134,111	Barclays Bank plc	07/21/2026	(21)
USD	5,200	EUR	4,580	Citibank, NA	07/22/2026	(37)
USD	28,544	EUR	25,000	Citibank, NA	07/22/2026	(46)
USD	7,428	EUR	6,500	Citibank, NA	07/22/2026	(5)
GBP	25,000	USD	33,471	Citibank, NA	07/22/2026	(310)
USD	4,847	PEN	16,833	Citibank, NA*	07/27/2026	(73)
TRY	21,316	USD	447	Barclays Bank plc	07/30/2026	(—)	(h)
TRY	96,066	USD	2,012	Barclays Bank plc	07/31/2026	(2)
USD	142,437	EUR	124,908	Barclays Bank plc	08/04/2026	(487)
USD	1,157	GBP	875	Goldman Sachs International	08/04/2026	(4)
USD	212	GBP	160	Morgan Stanley & Co.	08/04/2026	(1)
USD	6,939	ZAR	122,845	Bank of America, NA	08/05/2026	(538)
USD	2,291	EUR	2,000	Brown Brothers Harriman & Co.	09/15/2026	(1)
INR	991	USD	10	Barclays Bank plc*	09/16/2026	(—)	(h)
USD	2,275	PEN	7,877	Citibank, NA*	10/23/2026	(19)
USD	94	NGN	153,188	Citibank, NA*	11/20/2026	(11)
MXN	22,553	USD	1,279	Bank of America, NA	12/16/2026	(7)
USD	3,269	PEN	11,428	Citibank, NA*	12/16/2026	(53)
USD	1,826	PEN	6,330	Citibank, NA*	12/16/2026	(14)

Total unrealized depreciation						(1,925)

Net unrealized appreciation (depreciation)						43,923

*	Non-deliverable forward.

SEE NOTES TO FINANCIAL STATEMENTS.

308	SIX CIRCLES TRUST	JUNE 30, 2026

Centrally Cleared Interest Rate Swap contracts outstanding as of June 30, 2026:
FLOATING RATE INDEX	FIXED RATE	PAY/RECEIVE FLOATING RATE	MATURITY DATE	NOTIONAL AMOUNT		UPFRONT PAYMENTS (RECEIPTS)($)	UNREALIZED APPRECIATION (DEPRECIATION)($)	VALUE($)
Brazil Cetip DI Interbank Deposit 1 Year	14.15% maturity	Pay	01/04/2027	BRL	3,500	—	(38)	(38)
Brazil Cetip DI Interbank Deposit 1 Year	14.15% maturity	Receive	01/04/2027	BRL	50,600	—	641	641
Brazil Cetip DI Interbank Deposit 1 Year	14.15% maturity	Pay	01/04/2027	BRL	69,400	—	(1,473)	(1,473)
Brazil Cetip DI Interbank Deposit 1 Year	14.15% maturity	Receive	01/04/2027	BRL	69,400	—	(8)	(8)
Brazil Cetip DI Interbank Deposit 1 Year	14.15% maturity	Pay	01/04/2027	BRL	45,000	—	(489)	(489)
Brazil Cetip DI Interbank Deposit 1 Year	14.15% maturity	Pay	01/02/2029	BRL	28,300	—	(112)	(112)
Brazil Cetip DI Interbank Deposit 1 Year	14.15% maturity	Pay	01/02/2029	BRL	30,600	—	(221)	(221)
Brazil Cetip DI Interbank Deposit 1 Year	14.15% maturity	Pay	01/02/2029	BRL	23,500	—	(126)	(126)
Brazil Cetip DI Interbank Deposit 1 Year	14.15% maturity	Pay	01/02/2029	BRL	40,000	2	(214)	(212)
Brazil Cetip DI Interbank Deposit 1 Year	14.15% maturity	Pay	01/02/2029	BRL	23,900	—	(116)	(116)
Brazil Cetip DI Interbank Deposit 1 Year	14.15% maturity	Receive	01/02/2029	BRL	300	— (h)	2	2
Brazil Cetip DI Interbank Deposit 1 Year	14.15% maturity	Receive	01/02/2029	BRL	23,600	—	141	141
Brazil Cetip DI Interbank Deposit 1 Year	14.15% maturity	Pay	01/02/2029	BRL	27,900	(18)	(158)	(176)
Brazil Cetip DI Interbank Deposit 1 Year	14.15% maturity	Pay	01/02/2029	BRL	28,300	—	(131)	(131)
Brazil Cetip DI Interbank Deposit 1 Year	14.15% maturity	Pay	01/02/2031	BRL	23,900	—	(72)	(72)
Brazil Cetip DI Interbank Deposit 1 Year	14.15% maturity	Pay	01/02/2031	BRL	6,000	—	(19)	(19)
Brazil Cetip DI Interbank Deposit 1 Year	14.15% maturity	Pay	01/02/2031	BRL	12,800	—	(53)	(53)
Brazil Cetip DI Interbank Deposit 1 Year	14.15% maturity	Pay	01/02/2031	BRL	5,100	—	(31)	(31)
Brazil Cetip DI Interbank Deposit 1 Year	14.15% maturity	Pay	01/02/2031	BRL	46,900	(13)	(309)	(322)
Brazil Cetip DI Interbank Deposit 1 Year	14.15% maturity	Pay	01/02/2031	BRL	33,800	1	(154)	(153)
Brazil Cetip DI Interbank Deposit 1 Year	14.15% maturity	Pay	01/02/2031	BRL	7,200	—	(37)	(37)
Brazil Cetip DI Interbank Deposit 1 Year	14.15% maturity	Pay	01/02/2031	BRL	15,200	—	(63)	(63)
Brazil Cetip DI Interbank Deposit 1 Year	14.15% maturity	Pay	01/03/2033	BRL	23,700	—	(179)	(179)
Czech Interbank Offered Rates 6 Month	4.25% annually	Pay	04/18/2029	CZK	199,400	246	(190)	56
Czech Interbank Offered Rates 6 Month	3.53% annually	Pay	07/15/2029	CZK	426,900	34	4	38
Czech Interbank Offered Rates 6 Month	3.08% annually	Receive	10/03/2029	CZK	56,700	47	(4)	43
Czech Interbank Offered Rates 6 Month	3.49% annually	Pay	10/30/2029	CZK	222,300	(66)	53	(13)
Czech Interbank Offered Rates 6 Month	3.36% annually	Receive	05/29/2030	CZK	703,200	321	557	878
Czech Interbank Offered Rates 6 Month	3.92% annually	Pay	02/09/2031	CZK	617,400	410	(579)	(169)
Czech Interbank Offered Rates 6 Month	3.64% annually	Pay	02/09/2031	CZK	568,699	(819)	311	(508)
Czech Interbank Offered Rates 6 Month	4.47% annually	Pay	05/25/2031	CZK	79,609	—	66	66
Czech Interbank Offered Rates 6 Month	4.48% annually	Pay	03/11/2036	CZK	353,027	(2)	424	422
Czech Interbank Offered Rates 6 Month	3.93% annually	Pay	05/22/2036	CZK	130,500	(168)	29	(139)
EURIBOR 6 Month	2.82% annually	Pay	06/26/2029	EUR	24,900	803	(718)	85
EURIBOR 6 Month	2.50% annually	Receive	09/16/2031	EUR	53,200	836	(137)	699
EURIBOR 6 Month	2.75% annually	Receive	09/16/2036	EUR	22,570	557	(152)	405
EURIBOR 6 Month	3.00% annually	Pay	09/16/2056	EUR	3,080	(55)	(2)	(57)
Mexico Interbank TIIE 1 Day	8.19% lunar	Receive	06/04/2036	MXN	14,300	—	(5)	(5)
Mexico Interbank TIIE 1 Day	8.28% lunar	Pay	03/06/2036	MXN	14,300	—	11	11
South Africa Johannesburg Interbank 3 Month	6.77% quarterly	Pay	03/10/2028	ZAR	40,500	—	(22)	(22)
United States SOFR	3.75% annually	Receive	06/20/2029	USD	25,300	74	54	128
United States SOFR	3.75% annually	Pay	12/18/2029	USD	17,300	14	(101)	(87)
United States SOFR	3.75% annually	Pay	12/18/2029	USD	21,100	45	(152)	(107)
United States SOFR	3.00% annually	Pay	03/19/2030	USD	14,100	(763)	297	(466)
United States SOFR	3.25% annually	Receive	06/18/2030	USD	2,700	38	26	64
United States SOFR	3.75% annually	Receive	12/17/2030	USD	5,100	(68)	96	28
United States SOFR	3.5% annually	Receive	06/17/2033	USD	7,813	107	93	200
United States SOFR	3.75% annually	Receive	06/20/2034	USD	4,100	— (h)	53	53
United States SOFR	3.75% annually	Pay	06/20/2034	USD	29,800	(311)	(78)	(389)
United States SOFR	3.75% annually	Pay	12/18/2034	USD	7,100	294	(397)	(103)
United States SOFR	3.75% annually	Pay	06/17/2036	USD	1,400	(18)	(11)	(29)
United States SOFR	3.75% annually	Pay	06/20/2039	USD	1,300	(24)	(20)	(44)
United States SOFR	3.50% annually	Pay	06/20/2054	USD	19,000	(423)	(1,716)	(2,139)
United States SOFR	3.25% annually	Pay	06/18/2055	USD	700	(95)	(14)	(109)
United States SOFR	3.75% annually	Pay	12/17/2055	USD	300	(15)	(6)	(21)
United States SOFR	4.00% annually	Pay	06/17/2056	USD	300	(9)	1	(8)

Total						962	(5,448)	(4,486)

SEE NOTES TO FINANCIAL STATEMENTS.

JUNE 30, 2026	SIX CIRCLES TRUST	309

Six Circles Credit Opportunities Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JUNE 30, 2026 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

OTC Credit Default Swap contracts outstanding — sell protection (1) as of June 30, 2026:
REFERENCE OBLIGATION/INDEX	FINANCING RATE RECEIVED BY THE FUND(%)	PAYMENT FREQUENCY	COUNTERPARTY	MATURITY DATE	IMPLIED CREDIT SPREAD(%) (3)	NOTIONAL AMOUNT (4)		UPFRONT PAYMENTS (RECEIPTS)($) (5)		UNREALIZED APPRECIATION (DEPRECIATION)($)	VALUE($)
Republic of Argentina, 1.00%, 07/09/2028	5.00	Quarterly	Bank of America, NA	12/20/2026	0.81	USD	400	7		2	9
Republic of Argentina, 1.00%, 07/09/2028	5.00	Quarterly	Citibank, NA	12/20/2026	0.81	USD	5,323	20		94	114
Republic of Colombia, 10.37%, 01/28/2033	1.00	Quarterly	Morgan Stanley Capital Service	12/20/2026	0.42	USD	10,000	—	(h)	30	30
Republic of Argentina, 1.00%, 07/09/2028	5.00	Quarterly	Barclays Bank plc	12/20/2026	0.81	USD	3,086	8		58	66
Republic of Argentina, 1.00%, 07/09/2028	5.00	Quarterly	Morgan Stanley Capital Service	12/20/2026	0.81	USD	500	1		10	11
Republic of Nigeria, 6.13%, 09/28/2028	1.00	Quarterly	Barclays Bank plc	12/20/2026	1.16	USD	500	(2)		1	(1)
State of Israel, 2.88%, 03/16/2026	1.00	Quarterly	Citibank, NA	06/20/2027	0.17	USD	4,600	(26)		65	39
Republic of Argentina, 1.00%, 07/09/2028	5.00	Quarterly	Barclays Bank plc	06/20/2027	1.43	USD	1,150	14		27	41
Republic of Nigeria, 6.13%, 09/28/2028	1.00	Quarterly	Barclays Bank plc	06/20/2027	1.33	USD	600	(7)		5	(2)
CMA CGM SA, 7.50%, 01/15/2026	5.00	Quarterly	Barclays Bank plc	06/20/2027	0.25	EUR	49	2		1	3
CMA CGM SA, 7.50%, 01/15/2026	5.00	Quarterly	Goldman Sachs	06/20/2027	0.25	EUR	70	2		2	4
Republic of Argentina, 1.00%, 07/09/2028	5.00	Quarterly	Morgan Stanley Capital Service	06/20/2027	1.43	USD	910	(110)		143	33
Republic of Argentina, 1.00%, 07/09/2028	5.00	Quarterly	Bank of America, NA	06/20/2027	1.43	USD	700	(91)		116	25
Republic of Argentina, 1.00%, 07/09/2028	5.00	Quarterly	Citibank, NA	06/20/2027	1.43	USD	75	(9)		11	2
Republic of Argentina, 1.00%, 07/09/2028	5.00	Quarterly	Morgan Stanley Capital Service	06/20/2027	1.43	USD	2,200	37		42	79
Republic of Argentina, 1.00%, 07/09/2028	5.00	Quarterly	Morgan Stanley Capital Service	06/20/2027	1.43	USD	1,075	(97)		135	38
Adler Real Estate AG, 2.13%, 02/06/2024	5.00	Quarterly	Bank of America, NA	12/20/2027	2.09	EUR	200	(50)		59	9
Worldline S.A./France, 0.86%, 06/30/2027	5.00	Quarterly	BNP Paribas	06/20/2028	7.06	EUR	8	(—	)(h)	— (h)	(—	)(h)
Benin Government International Bond, 6.88%, 01/19/2052	1.00	Quarterly	Citibank, NA	06/20/2028	1.86	USD	400	(27)		21	(6)
Virgin Media Finance PLC, 3.75%, 07/15/2030	5.00	Quarterly	Goldman Sachs	12/20/2028	4.74	EUR	12	1		(1)	—	(h)
MARKIT ITRX EUR XOVER 12/29	5.00	Quarterly	Goldman Sachs	12/20/2029	1.85	EUR	164	26		(7)	19
Romanian Government International Bond, 2.75%, 02/26/2026	1.00	Quarterly	Barclays Bank plc	12/20/2029	1.10	USD	1,800	(79)		74	(5)
MARKIT ITRX EUR XOVER 12/29	5.00	Quarterly	BNP Paribas	12/20/2029	1.85	EUR	307	39		(3)	36
Republic of Panama, 8.88%, 09/30/2027	1.00	Quarterly	Morgan Stanley Capital Service	06/20/2030	0.70	USD	1,100	(40)		52	12
Ivory Coast, 6.13%, 06/15/2033	1.00	Quarterly	Citibank, NA	06/20/2030	1.89	USD	575	(73)		54	(19)
Republic of Panama, 8.88%, 09/30/2027	1.00	Quarterly	Barclays Bank plc	06/20/2030	0.70	USD	2,800	(98)		130	32

SEE NOTES TO FINANCIAL STATEMENTS.

310	SIX CIRCLES TRUST	JUNE 30, 2026

OTC Credit Default Swap contracts outstanding — sell protection (1) as of June 30, 2026:
REFERENCE OBLIGATION/INDEX	FINANCING RATE RECEIVED BY THE FUND(%)	PAYMENT FREQUENCY	COUNTERPARTY	MATURITY DATE	IMPLIED CREDIT SPREAD(%) (3)	NOTIONAL AMOUNT (4)		UPFRONT PAYMENTS (RECEIPTS)($) (5)	UNREALIZED APPRECIATION (DEPRECIATION)($)		VALUE($)
Zegona Finance PLC, 6.75%, 07/15/2029	5.00	Quarterly	BNP Paribas	06/20/2030	1.39	EUR	69	12	(1)		11
Republic of Panama, 8.88%, 09/30/2027	1.00	Quarterly	Citibank, NA	06/20/2030	0.70	USD	300	(11)	14		3
Ivory Coast, 6.13%, 06/15/2033	1.00	Quarterly	Morgan Stanley Capital Service	06/20/2030	1.89	USD	325	(41)	30		(11)
Republic of Nigeria, 6.13%, 09/28/2028	1.00	Quarterly	Morgan Stanley Capital Service	06/20/2030	2.36	USD	120	(32)	26		(6)
Saudi International Bond, 4.75%, 01/16/2030	1.00	Quarterly	Barclays Bank plc	06/20/2030	0.49	USD	19,600	273	97		370
Republic of Panama, 8.88%, 09/30/2027	1.00	Quarterly	Bank of America, NA	12/20/2030	0.79	USD	7,800	(86)	154		68
Forvia SE, 2.38%, 06/15/2027	5.00	Quarterly	Barclays Bank plc	12/20/2030	2.32	EUR	646	65	17		82
Republic of Colombia, 10.37%, 01/28/2033	1.00	Quarterly	Citibank, NA	12/20/2030	1.33	USD	10,900	(546)	405		(141)
Republic of Nigeria, 6.13%, 09/28/2028	1.00	Quarterly	Morgan Stanley Capital Service	12/20/2030	2.49	USD	11,500	(1,038)	373		(665)
Republic of Panama, 8.88%, 09/30/2027	1.00	Quarterly	Citibank, NA	12/20/2030	0.79	USD	2,100	(28)	47		19
Republic of South Africa, 5.86%, 06/30/2030	1.00	Quarterly	Morgan Stanley & Co.	06/20/2031	1.25	USD	100	(1)	—	(h)	(1)
Republic of South Africa, 5.86%, 06/30/2030	1.00	Quarterly	Barclays Bank plc	06/20/2031	1.25	USD	2,500	(31)	5		(26)
Jaguar Land Rover Automotive, 4.50%, 07/15/2028	5.00	Quarterly	Morgan Stanley & Co.	06/20/2031	2.81	EUR	31	4	(—	)(h)	4
Indonesia Government International	1.00	Quarterly	Morgan Stanley & Co.	06/20/2031	0.89	USD	7,200	26	11		37
Albion Financing 1 Sarl / Aggr, 5.36%, 05/21/2030	5.00	Quarterly	Bank of America, NA	06/20/2031	2.22	EUR	16	2	—	(h)	2
Republic of Indonesia, 2.15%, 07/28/2031	1.00	Quarterly	Barclays Bank plc	06/20/2031	0.89	USD	7,000	6	29		35
Republic of Colombia, 10.37%, 01/28/2033	1.00	Quarterly	Citibank, NA	06/20/2031	1.45	USD	1,100	(22)	1		(21)
Republic of Brazil, 3.75%, 09/12/2031	1.00	Quarterly	Citibank, NA	06/20/2035	1.99	USD	600	(83)	41		(42)
Republic of Brazil, 3.75%, 09/12/2031	1.00	Quarterly	Bank of America, NA	06/20/2035	1.99	USD	200	(27)	13		(14)
Republic of Colombia, 10.37%, 01/28/2033	1.00	Quarterly	Barclays Bank plc	12/20/2035	2.33	USD	300	(44)	15		(29)

Total								(2,154)	2,398		244

OTC Credit Default Swap contracts outstanding — buy protection (2) as of June 30, 2026:
REFERENCE OBLIGATION/INDEX	FINANCING RATE PAID BY THE FUND(%)	PAYMENT FREQUENCY	COUNTERPARTY	MATURITY DATE	IMPLIED CREDIT SPREAD(%) (3)	NOTIONAL AMOUNT (4)		UPFRONT PAYMENTS (RECEIPTS)($) (5)	UNREALIZED APPRECIATION (DEPRECIATION)($)		VALUE($)
Morocco Government International Bond, 3.00%, 12/15/2032	1.00	Quarterly	Barclays Bank plc	06/20/2029	0.48	USD	2,700	—	(40)		(40)
United Mexican States, 4.14%, 03/28/2027	1.00	Quarterly	Morgan Stanley Capital Service	06/20/2029	0.53	USD	3,400	25	(71)		(46)
Republic of Panama, 8.88%, 09/30/2027	1.00	Quarterly	Barclays Bank plc	06/20/2029	0.53	USD	50	2	(2)		(—	)(h)

SEE NOTES TO FINANCIAL STATEMENTS.

JUNE 30, 2026	SIX CIRCLES TRUST	311

Six Circles Credit Opportunities Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JUNE 30, 2026 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

OTC Credit Default Swap contracts outstanding — buy protection (2) as of June 30, 2026:
REFERENCE OBLIGATION/INDEX	FINANCING RATE PAID BY THE FUND(%)	PAYMENT FREQUENCY	COUNTERPARTY	MATURITY DATE	IMPLIED CREDIT SPREAD(%) (3)	NOTIONAL AMOUNT (4)		UPFRONT PAYMENTS (RECEIPTS)($) (5)	UNREALIZED APPRECIATION (DEPRECIATION)($)	VALUE($)
Republic of Panama, 8.88%, 09/30/2027	1.00	Quarterly	Bank of America, NA	06/20/2029	0.53	USD	1,100	26	(41)	(15)
Republic of Panama, 8.88%, 09/30/2027	1.00	Quarterly	Bank of America, NA	12/20/2029	0.63	USD	1,000	35	(47)	(12)
Republic of Panama, 8.88%, 09/30/2027	1.00	Quarterly	Barclays Bank plc	12/20/2029	0.63	USD	400	12	(18)	(6)
Saudi Government International Bond, 4.00%, 04/17/2025	1.00	Quarterly	Barclays Bank plc	06/20/2034	0.83	USD	8,500	(94)	(5)	(99)
Saudi Government International Bond, 4.00%, 04/17/2025	1.00	Quarterly	Morgan Stanley Capital Service	06/20/2034	0.83	USD	5,200	(58)	(2)	(60)
United Mexican States, 4.14%, 03/28/2027	1.00	Quarterly	Barclays Bank plc	06/20/2035	1.43	USD	1,100	73	(40)	33
United Mexican States, 4.14%, 03/28/2027	1.00	Quarterly	Citibank, NA	06/20/2035	1.43	USD	1,200	82	(45)	37
United Mexican States, 4.14%, 03/28/2027	1.00	Quarterly	Bank of America, NA	06/20/2035	1.43	USD	1,550	107	(60)	47
United Mexican States, 4.14%, 03/28/2027	1.00	Quarterly	Morgan Stanley Capital Service	06/20/2035	1.43	USD	650	45	(25)	20

Total								255	(396)	(141)

Centrally Cleared Credit Default Swap contracts outstanding — sell protection (1) as of June 30, 2026:
REFERENCE OBLIGATION/ INDEX	FINANCING RATE RECEIVED BY THE FUND(%)	PAYMENT FREQUENCY	MATURITY DATE	IMPLIED CREDIT SPREAD(%) (3)	NOTIONAL AMOUNT (4)		UPFRONT PAYMENTS (RECEIPTS)($) (5)	UNREALIZED APPRECIATION (DEPRECIATION)($)	VALUE($)
MARKIT CDX.EM.40 12/28	1.00	Quarterly	12/20/2028	0.67	USD	2,200	(73)	91	18
MARKIT CDX.NA.HY.41 12/28	5.00	Quarterly	12/20/2028	2.07	USD	1,198	89	(8)	81
MARKIT CDX.NA.IG.41 12/28	1.00	Quarterly	12/20/2028	0.26	USD	820	8	7	15
MARKIT CDX.EM HY.40 12/28	1.00	Quarterly	12/20/2028	1.12	USD	15,600	(1,416)	1,378	(38)
MARKIT CDX.EM.41 06/29	1.00	Quarterly	06/20/2029	0.75	USD	700	(27)	32	5
MARKIT CDX.NA.IG.42 06/29	1.00	Quarterly	06/20/2029	0.32	USD	9,353	195	(13)	182
MARKIT CDX.EM HY.42 12/29	1.00	Quarterly	12/20/2029	1.33	USD	25,000	(1,913)	1,656	(257)
MARKIT CDX.NA.IG.43 12/29	1.00	Quarterly	12/20/2029	0.37	USD	6,675	141	(4)	137
MARKIT CDX.EM.45 06/31	1.00	Quarterly	06/20/2031	1.40	USD	3,050	(122)	69	(53)
MARKIT CDX.NA.HY.46 06/31	5.00	Quarterly	06/20/2031	3.02	USD	36,788	1,510	1,514	3,024
MARKIT CDX.NA.HY.46 06/31	5.00	Quarterly	06/20/2031	3.02	USD	40,793	2,232	1,121	3,353
MARKIT CDX.NA.HY.46 06/31	5.00	Quarterly	06/20/2031	3.02	USD	8,910	711	22	733

Total							1,335	5,865	7,200

Centrally Cleared Credit Default Swap contracts outstanding — buy protection (2) as of June 30, 2026:
REFERENCE OBLIGATION/ INDEX	FINANCING RATE PAID BY THE FUND(%)	PAYMENT FREQUENCY	MATURITY DATE	IMPLIED CREDIT SPREAD(%) (3)	NOTIONAL AMOUNT (4)		UPFRONT PAYMENTS (RECEIPTS)($) (5)	UNREALIZED APPRECIATION (DEPRECIATION)($)	VALUE($)
MARKIT CDX.EM.42 12/29	1.00	Quarterly	12/20/2029	1.22	USD	10,000	238	(289)	(51)

Total							238	(289)	(51)

(1)

The Fund, as a seller of credit protection, receives periodic payments and may also receive or pay an upfront premium from or to the protection buyer, and is obligated to make a contingent payment, upon occurrence of a credit event with respect to an underlying reference obligation, as defined under the terms of individual swap contracts.

(2)

The Fund, as a buyer of credit protection, is generally obligated to make periodic payments and may also pay or receive an upfront premium to or from the protection seller, in exchange for the right to receive a contingent payment, upon occurrence of a credit event with respect to an underlying reference obligation, as defined under the terms of individual swap contracts.

SEE NOTES TO FINANCIAL STATEMENTS.

312	SIX CIRCLES TRUST	JUNE 30, 2026

(3)

Implied credit spreads are an indication of the seller’s performance risk, related to the likelihood of a credit event occurring that would require a seller to make payment to a buyer. Implied credit spreads are used to determine the value of swap contracts and reflect the cost of buying/selling protection, which may include upfront payments made to enter into the contract. Therefore, higher spreads would indicate a greater likelihood that a seller will be obligated to perform (i.e. make payment) under the swap contract. Increasing values, in absolute terms and relative to notional amounts, are also indicative of greater performance risk. Implied credit spreads for credit default swaps on credit indices are linked to the weighted average spread across the underlying reference obligations included in a particular index.

(4)	The notional amount is the maximum amount that a seller of credit protection would be obligated to pay and a buyer of credit protection would receive, upon occurrence of a credit event.
(5)

Upfront payments and receipts generally represent premiums paid or received at the initiation of the agreement to compensate the differences between the stated terms of the swap agreement and current market conditions (credit spreads, interest rates and other relevant factors).

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JUNE 30, 2026

CDX	— Credit Default Swap Index
CLO	— Collateralized Loan Obligations
CMT	— Constant Maturity Treasury
CPI	— Consumer Price Index
DN	— Discount Notes
EURIBOR	— Euro Interbank Offered Rate
FHLB	— Federal Home Loan Bank
FHLMC	— Federal Home Loan Mortgage Corp.
FNMA	— Federal National Mortgage Association
GNMA	— Government National Mortgage Association
IBOR	— Interbank Offered Rate
ICE	— Intercontinental Exchange
ITRX	— Markit iTraxx index
OYJ	— Public Limited Company
Reg. S

—  Security was purchased pursuant to Regulation S under the Securities Act of 1933, as amended (the “Securities Act”), which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act, or pursuant to an exemption from registration.

REIT	— Real Estate Investment Trust
SOFR	— Secured Overnight Financing Rate
SONIA	— Sterling Overnight Interbank Average Rate
SUB	— Step-Up Bond. The interest rate shown is the rate in effect as of June 30, 2026.
(a)	— Non-income producing security.
(d)	— Defaulted Security. Security has not paid its last interest payment and/or interest is not being accrued.
(e)	— Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended.
(g)	— Amount rounds to less than 0.05%.
(h)	— Amount rounds to less than 500 shares/principal or $500.
(n)	— The rate shown is the effective yield as of June 30, 2026.
(o)	— Loan assignments are presented by obligor. Each Series or loan tranche underlying each obligor may have varying terms.
(u)	— All or a portion of the security is unsettled as of June 30, 2026. Unless otherwise indicated, the coupon rate is undetermined.
(v)	— Security has the ability to pay in kind (“PIK”) or pay income in cash. When applicable, separate rates of such payments are disclosed.

(w)	— All or a portion of the security is a when-issued security, delayed delivery security, or forward commitment.
(x)

—  Security is perpetual and thus, does not have a predetermined maturity date. The coupon rate for this security is fixed for a period of time and may be structured to adjust thereafter. The date shown, if applicable, reflects the next call date. The coupon rate shown is the rate in effect as of June 30, 2026.

(z)

—  Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of June 30, 2026.

(aa)	— Variable or floating rate security, linked to the referenced benchmark. The interest rate shown is the current rate as of June 30, 2026.
(bb)	— Security has been valued using significant unobservable inputs.
(ee)	— Approximately $8,574 of these investments are restricted as collateral for swaps to various brokers.
(ff)	— Approximately $1,394 of these investments are restricted as collateral for futures to Citigroup Global Markets, Inc.
(ii)	— Approximately $494 of these investments are restricted as collateral for forwards to various brokers.
BRL	— Brazilian Real
CAD	— Canadian Dollar
CHF	— Swiss Franc
CZK	— Czech Koruna
EGP	— Egyptian Pound
EUR	— Euro
GBP	— British Pound
HKD	— Hong Kong Dollar
INR	— Indian Rupee
JPY	— Japanese Yen
KRW	— Korean Won
KZT	— Kazakhstani Tenge
MXN	— Mexican Peso
NGN	— Nigerian Naira
PEN	— Peruvian Nuevo Sol
PYG	— Paraguayan Guarani
SEK	— Swedish Krona
TRY	— Turkish Lira
USD	— United States Dollar
ZAR	— South African Rand

SEE NOTES TO FINANCIAL STATEMENTS.

JUNE 30, 2026	SIX CIRCLES TRUST	313

Six Circles Multi-Strategy Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JUNE 30, 2026 (Unaudited)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)
Long Positions — 124.8%
Asset-Backed Securities — 8.8%
Automobile ABS — 0.7%
American Heritage Auto Receivables Trust, Series 2024-1A, Class A2, 4.83%, 03/15/2028 (e)	438	438
Carvana Auto Receivables Trust,
Series 2021-N1, Class F, 4.55%, 01/10/2028 (e)	156	156
Series 2021-N2, Class E, 2.90%, 03/10/2028 (e)	273	270
Series 2024-N3, Class A3, 4.53%, 01/10/2029 (e)	143	143
Series 2024-N3, Class B, 4.67%, 12/10/2030 (e)	240	240
Series 2024-N3, Class C, 4.90%, 12/10/2030 (e)	240	240
Series 2024-P1, Class A3, 5.05%, 04/10/2029 (e)	2,586	2,593
Series 2024-P4, Class A3, 4.64%, 01/10/2030	1,310	1,312
Series 2024-P4, Class A4, 4.74%, 12/10/2030	1,600	1,603
CPS Auto Receivables Trust,
Series 2022-D, Class D, 8.73%, 01/16/2029 (e)	3,605	3,671
Series 2023-D, Class D, 7.80%, 01/15/2030 (e)	2,835	2,916
Flagship Credit Auto Trust, Series 2024-3, Class A, 4.88%, 11/15/2028 (e)	393	394
GLS Auto Receivables Issuer Trust, Series 2023-3A, Class D, 6.44%, 05/15/2029 (e)	1,300	1,319

Total Automobile ABS		15,295

Home Equity ABS — 3.5%
Accredited Mortgage Loan Trust, Series 2006-2, Class M1, (CME Term SOFR 1 Month + 0.38%), 4.03%, 09/25/2036 (aa)	2,430	2,350
ACE Securities Corp. Home Equity Loan Trust Series, Series 2005-HE3, Class M4, (CME Term SOFR 1 Month + 1.06%), 4.71%, 05/25/2035 (aa)	1,214	1,132
Argent Securities, Inc. Asset-Backed Pass-Through Certificates, Series 2005-W3, Class M2, (CME Term SOFR 1 Month + 0.80%), 4.45%, 11/25/2035 (aa)	800	721
Centex Home Equity Loan Trust, Series 2005-A, Class M2, (CME Term SOFR 1 Month + 0.86%), 4.51%, 01/25/2035 (aa)	1,744	1,739
CIT Mortgage Loan Trust, Series 2007-1, Class 1M2, (CME Term SOFR 1 Month + 2.74%), 5.51%, 10/25/2037 (e) (aa)	8,000	7,895

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)

Home Equity ABS — continued
Citigroup Mortgage Loan Trust, Series 2006-FX1, Class A3, (CME Term SOFR 1 Month + 0.71%), 4.36%, 10/25/2036 (aa)	2,736	1,607
Countrywide Asset-Backed Certificates, Series 2004-3, Class 1A, (CME Term SOFR 1 Month + 0.53%), 4.18%, 08/25/2034 (aa)	1,273	1,250
CWABS Asset-Backed Certificates Trust, Series 2006-2, Class M2, (CME Term SOFR 1 Month + 0.74%), 4.39%, 06/25/2036 (aa)	1,880	1,812
EFMT,
Series 2024-CES1, Class A1, SUB, 5.52%, 01/26/2060 (e)	4,552	4,555
Series 2025-CES1, Class A1A, SUB, 5.73%, 01/25/2060 (e)	2,969	2,977
Series 2025-CES2, Class A1A, SUB, 5.66%, 02/25/2060 (e)	2,534	2,541
Ellington Financial Mortgage Trust 2017-1, Series 2026-CES1, Class A1A, SUB, 4.91%, 12/25/2060 (e)	4,212	4,164
EquiFirst Loan Securitization Trust, Series 2007-1, Class A2B, (CME Term SOFR 1 Month + 0.49%), 4.14%, 04/25/2037 (aa)	343	316
GE-WMC Mortgage Securities Trust, Series 2006-1, Class A2B, (CME Term SOFR 1 Month + 0.41%), 4.06%, 08/25/2036 (aa)	7,512	3,077
GS Mortgage-Backed Securities Trust,
Series 2026-CES1, Class A1, SUB, 4.90%, 05/25/2056 (e)	2,150	2,130
Series 2026-CES3, Class A1A, SUB, 5.36%, 09/25/2056 (e)	7,066	7,058
GSAA Home Equity Trust, Series 2007-5, Class 2A1B, (CME Term SOFR 1 Month + 0.39%), 4.04%, 04/25/2047 (aa)	1,739	356
HSI Asset Securitization Corp. Trust, Series 2006-OPT3, Class 3A4, (CME Term SOFR 1 Month + 0.65%), 4.30%, 02/25/2036 (aa)	761	757
Long Beach Mortgage Loan Trust,
Series 2006-8, Class 2A3, (CME Term SOFR 1 Month + 0.43%), 4.08%, 09/25/2036 (aa)	2,047	485
Series 2004-4, (CME Term SOFR 1 Month + 0.67%), 4.32%, 10/25/2034 (aa)	770	754
Master Asset Backed Securities Trust, Series 2007-HE1, Class A4, (CME Term SOFR 1 Month + 0.67%), 4.32%, 05/25/2037 (aa)	436	377

SEE NOTES TO FINANCIAL STATEMENTS.

314	SIX CIRCLES TRUST	JUNE 30, 2026

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)
Long Positions — continued
Asset-Backed Securities — continued
Home Equity ABS — continued
Merrill Lynch First Franklin Mortgage Loan Trust, Series 2007-3, Class A2D, (CME Term SOFR 1 Month + 0.61%), 4.26%, 06/25/2037 (aa)	3,762	3,784
Merrill Lynch Mortgage Investors Trust , Series 2006-HE6, Class A2B, (CME Term SOFR 1 Month + 0.41%), 4.06%, 11/25/2037 (aa)	8,448	2,494
Morgan Stanley ABS Capital I, Inc. Trust, Series 2005-WMC4, Class M6, (CME Term SOFR 1 Month + 1.16%), 4.81%, 04/25/2035 (aa)	1,379	1,300
Newcastle Mortgage Securities Trust, Series 2006-1, Class M6, (CME Term SOFR 1 Month + 0.97%), 4.62%, 03/25/2036 (aa)	2,935	2,837
Option One Mortgage Loan Trust, Series 2007-CP1, Class 1A1, (CME Term SOFR 1 Month + 0.25%), 3.90%, 03/25/2037 (aa)	509	460
RAMP Series Trust, Series 2005-EFC2, Class M7, (CME Term SOFR 1 Month + 1.91%), 5.56%, 07/25/2035 (aa)	2,719	2,508
RCKT Mortgage Trust,
Series 2024-CES7, Class A1A, SUB, 5.16%, 10/25/2044 (e)	64	64
Series 2025-CES1, Class A1A, SUB, 5.65%, 01/25/2045 (e)	1,984	1,991
Series 2025-CES3, Class A1A, SUB, 5.55%, 03/25/2055 (e)	2,221	2,230
Renaissance Home Equity Loan Trust, Series 2005-1, Class AF5, SUB, 5.95%, 05/25/2035	214	215
Saxon Asset Securities Trust, Series 2007-3, Class 1A, (CME Term SOFR 1 Month + 0.42%), 4.07%, 09/25/2037 (aa)	288	280
Structured Asset Securities Corp. Mortgage Loan Trust, Series 2006-BC3, Class A3, (CME Term SOFR 1 Month + 0.43%), 4.08%, 10/25/2036 (aa)	672	575
Towd Point Mortgage Trust,
Series 2026-CES2, Class A1A, SUB, 4.72%, 02/25/2066 (e)	5,633	5,555
Series 2026-CES3, Class A1, SUB, 5.30%, 06/20/2066 (e)	7,100	7,101

Total Home Equity ABS		79,447

Other ABS — 3.7%
522 Funding CLO 2020-6 Ltd., (Cayman Islands), Series 2020-6A, Class A1R2, (CME Term SOFR 3 Month + 1.20%), 4.87%, 10/23/2034 (e) (aa)	3,200	3,202

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)

Other ABS — continued
AMMC CLO 24 Ltd., (Cayman Islands), Series 2021-24A, Class AR, (CME Term SOFR 3 Month + 1.20%), 4.88%, 01/20/2035 (e) (aa)		3,200	3,200
Anchorage Capital CLO 20 Ltd., (Cayman Islands), Series 2021-20A, Class A1R, (CME Term SOFR 3 Month + 1.10%), 4.78%, 01/20/2035 (e) (aa)		3,300	3,302
Anchorage Credit Funding 12 Ltd., (Cayman Islands), Series 2020-12A, Class A1, 3.18%, 10/25/2038 (e)		918	890
Anchorage Credit Funding 4 Ltd., (Cayman Islands), Series 2016-4A, Class AR, 2.72%, 04/27/2039 (e)		1,000	950
Aqua Finance Issuer Trust, Series 2026-A, Class A, 4.76%, 04/17/2051 (e)		5,259	5,203
Arbour CLO VII DAC, (Ireland), Series 7A, Class BR, (EURIBOR 3 Month + 2.05%), 4.45%, 12/15/2038 (e) (aa)	EUR	1,000	1,146
Ares LXII CLO Ltd., (Cayman Islands), Series 2021-62A, Class A1R, (CME Term SOFR 3 Month + 1.07%), 4.74%, 01/25/2034 (e) (aa)		5,300	5,297
Ares XXVII CLO Ltd., (Cayman Islands), Series 2013-2A, Class AR3, (CME Term SOFR 3 Month + 1.15%), 4.82%, 10/28/2034 (e) (aa)		3,100	3,102
Bain Capital Credit CLO 2021-3 Ltd., (Cayman Islands), Series 2021-3A, Class AR, (CME Term SOFR 3 Month + 1.06%), 4.73%, 07/24/2034 (e) (aa)		1,500	1,500
Bain Capital Credit CLO 2021-5 Ltd., (Cayman Islands), Series 2021-5A, Class A1R, (CME Term SOFR 3 Month + 1.15%), 4.82%, 10/23/2034 (e) (aa)		3,000	3,002
Blackrock DLF 2026-C CLO LLC, Series 2026-2A, Class A1, (CME Term SOFR 3 Month + 1.55%), 5.25%, 07/25/2034 (e) (aa)		8,000	7,986
Canyon CLO 2020-1 Ltd., (Cayman Islands), Series 2020-1A, Class AR2, (CME Term SOFR 3 Month + 1.08%), 4.75%, 07/15/2034 (e) (aa)		3,200	3,200
CQS US CLO 2021-1 Ltd., (Cayman Islands), Series 2021-1A, Class AR, (CME Term SOFR 3 Month + 1.20%), 4.88%, 01/20/2035 (e) (aa)		3,200	3,202
Elmwood CLO 15 Ltd., (Jersey), Series 2022-2A, Class A1R, (CME Term SOFR 3 Month + 1.15%), 4.81%, 04/22/2035 (e) (aa)		900	900

SEE NOTES TO FINANCIAL STATEMENTS.

JUNE 30, 2026	SIX CIRCLES TRUST	315

Six Circles Multi-Strategy Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JUNE 30, 2026 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)
Long Positions — continued
Asset-Backed Securities — continued
Other ABS — continued
Fortress Credit Bsl X Ltd., (Cayman Islands), Series 2021-1A, Class AR, (CME Term SOFR 3 Month + 1.10%), 4.78%, 04/20/2033 (e) (aa)		2,767	2,768
GoodLeap Home Improvement Solutions Trust, Series 2025-2A, Class A, 5.32%, 06/20/2049 (e)		2,377	2,370
Greywolf CLO III Ltd., (Cayman Islands),
Series 2020-3RA, Class A1R2, (CME Term SOFR 3 Month + 1.23%), 4.89%, 04/22/2033 (e) (aa)		259	259
Series 2020-3RA, Class A2R2, (CME Term SOFR 3 Month + 1.85%), 5.51%, 04/22/2033 (e) (aa)		500	501
ICG US CLO 2021-3 Ltd., (Cayman Islands), Series 2021-3A, Class AR, (CME Term SOFR 3 Month + 1.15%), 4.83%, 10/20/2034 (e) (aa)		3,300	3,302
LCM Ltd., (Cayman Islands), Series 31A, Class AR, (CME Term SOFR 3 Month + 1.28%), 4.96%, 07/20/2034 (e) (aa)		250	250
Lyra Music Assets Delaware LP, Series 2024-2A, Class A2, 5.76%, 12/22/2064 (e)		2,867	2,885
Mountain View CLO XIV Ltd., (Cayman Islands), Series 2019-1A, Class A1R, (CME Term SOFR 3 Month + 1.16%), 4.83%, 10/15/2034 (e) (aa)		3,200	3,202
OFSI BSL X Ltd., (Cayman Islands), Series 2021-10A, Class AR, (CME Term SOFR 3 Month + 1.27%), 4.95%, 04/20/2034 (e) (aa)		3,000	3,000
Pagaya AI Debt Grantor Trust,
Series 2024-10, Class A, 5.18%, 06/15/2032 (e)		306	306
Series 2024-10, Class B, 5.75%, 06/15/2032 (e)		675	677
Series 2024-10, Class C, 5.99%, 06/15/2032 (e)		740	742
Series 2024-11, Class A, 5.09%, 07/15/2032 (e)		531	532
Series 2024-11, Class B, 5.64%, 07/15/2032 (e)		232	233
Series 2024-11, Class C, 5.87%, 07/15/2032 (e)		261	262
PK ALIFT Loan Funding 4 LP, Series 2024-2, Class A, 5.05%, 10/15/2039 (e)		150	149
PK ALIFT Loan Funding 6 LP, Series 2025-1, Class A, 5.37%, 11/15/2042 (e)		2,491	2,499
Providus CLO II DAC, (Ireland), Series 2A, Class ARR, (EURIBOR 3 Month + 1.16%), 3.59%, 10/15/2038 (e) (aa)	EUR	250	286
RCKTL, Series 2025-2A, Class A, 4.48%, 11/27/2034 (e)		1,368	1,368

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)
Long Positions — continued
Asset-Backed Securities — continued
Other ABS — continued
Reach ABS Trust, Series 2025-2A, Class A, 4.93%, 08/18/2032 (e)	961	963
Romark CLO—IV Ltd., (Cayman Islands), Series 2021-4A, Class A1R, (CME Term SOFR 3 Month + 1.14%), 4.82%, 07/10/2034 (e) (aa)	2,200	2,201
Sagard-Halseypoint CLO 8 Ltd., (Cayman Islands), Series 2024-8A, Class A1, (CME Term SOFR 3 Month + 1.39%), 5.05%, 01/30/2038 (e) (aa)	1,000	1,001
Trimaran Cavu Ltd., (Cayman Islands), Series 2021-2A, Class AR, (CME Term SOFR 3 Month + 1.02%), 4.69%, 10/25/2034 (e) (aa)	2,400	2,399
Trinitas CLO XIX Ltd., (Bermuda), Series 2022-19A, Class A1R, (CME Term SOFR 3 Month + 1.11%), 4.79%, 10/20/2033 (e) (aa)	2,086	2,087
Venture 44 CLO Ltd., (Cayman Islands), Series 2021-44A, Class A1NR, (CME Term SOFR 3 Month + 1.14%), 4.82%, 10/20/2034 (e) (aa)	3,200	3,202

Total Other ABS		83,526

Student Loan ABS — 0.9%
Nelnet Student Loan Trust,
Series 2026-A, Class A1A, 4.61%, 02/21/2061 (e)	10,977	10,779
Series 2026-A, Class A1B, (United States 30 Day Average SOFR + 1.30%), 4.91%, 02/21/2061 (e) (aa)	2,744	2,744
SMB Private Education Loan Trust,
Series 2018-A, Class B, 3.96%, 07/15/2042 (e)	3,400	3,341
Series 2024-A, Class A1B, (United States 30 Day Average SOFR + 1.45%), 5.04%, 03/15/2056 (e) (aa)	2,736	2,753

Total Student Loan ABS		19,617

Total Asset-Backed Securities (Cost $200,124)		197,885

Collateralized Mortgage Obligations — 20.3%
Agency Collateral CMO — 9.6%
FHLMC REMICS,
Series 3688, Class CB, 4.00%, 06/15/2036	861	846
Series 4048, Class FJ, (United States 30 Day Average SOFR + 0.51%), 4.16%, 07/15/2037 (aa)	396	392
Series 4136, Class QS, IF, IO, (6.14%—United States 30 Day Average SOFR), 2.54%, 07/15/2042 (aa)	711	59

SEE NOTES TO FINANCIAL STATEMENTS.

316	SIX CIRCLES TRUST	JUNE 30, 2026

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)
Long Positions — continued
Collateralized Mortgage Obligations — continued
Agency Collateral CMO — continued
Series 4187, Class CQ, 1.50%, 04/15/2028	416	408
Series 4350, Class FK, (United States 30 Day Average SOFR + 0.46%), 4.11%, 06/15/2038 (aa)	595	586
Series 4448, Class TF, (United States 30 Day Average SOFR + 0.43%), 4.08%, 05/15/2040 (aa)	579	573
Series 4851, Class PF, (United States 30 Day Average SOFR + 0.51%), 4.11%, 08/15/2057 (aa)	708	685
Series 5008, Class DI, IO, 3.00%, 09/25/2050	539	74
Series 5010, Class IK, IO, 2.50%, 09/25/2050	56	8
Series 5010, Class JI, IO, 2.50%, 09/25/2050	202	33
Series 5013, Class IN, IO, 2.50%, 09/25/2050	68	11
Series 5038, Class MI, IO, 4.00%, 11/25/2050	3,924	806
Series 5040, Class CI, IO, 4.00%, 11/25/2050	6,155	1,298
Series 5050, Class PI, IO, 3.00%, 10/25/2050	3,103	426
Series 5059, Class IB, IO, 2.50%, 01/25/2051	642	106
Series 5069, Class MI, IO, 2.50%, 02/25/2051	5,225	811
Series 5070, Class CI, IO, 2.00%, 02/25/2051	64,163	8,583
Series 5071, Class IH, IO, 2.50%, 02/25/2051	542	69
Series 5152, Class IC, IO, 3.00%, 10/25/2051	14,443	2,456
Series 5196, Class DI, IO, 3.00%, 02/25/2052	15,795	2,548
Series 5229, Class KI, IO, 4.50%, 08/25/2049	2,109	312
Series 5273, Class FA, (United States 30 Day Average SOFR + 1.25%), 4.88%, 11/25/2052 (aa)	1,292	1,294
Series 5274, Class IO, IO, 2.50%, 01/25/2051	560	93
Series 5426, Class BI, IO, 1.56%, 04/15/2049 (z)	30,159	1,177
Series 5446, Class FB, (United States 30 Day Average SOFR + 1.35%), 4.98%, 08/25/2054 (aa)	194	196
Series 5471, Class FH, (United States 30 Day Average SOFR + 1.30%), 4.93%, 11/25/2054 (aa)	7,257	7,313

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)

Agency Collateral CMO — continued
Series 5473, Class FP, (United States 30 Day Average SOFR + 1.30%), 4.93%, 11/25/2054 (aa)	10,613	10,616
Series 5479, Class FA, (United States 30 Day Average SOFR + 1.20%), 4.83%, 12/25/2054 (aa)	6,979	7,027
Series 5510, Class FM, (United States 30 Day Average SOFR + 1.15%), 4.78%, 02/25/2055 (aa)	1,260	1,273
Series 5526, Class AI, IO, 4.50%, 06/25/2050	775	172
Series 5526, Class DI, IO, 4.50%, 02/15/2051	38,009	8,779
Series 5530, Class FA, (United States 30 Day Average SOFR + 1.15%), 4.78%, 04/25/2055 (aa)	94	95
Series 5534, Class FP, (United States 30 Day Average SOFR + 1.30%), 4.93%, 05/25/2055 (aa)	6,442	6,430
Series 5564, Class FB, (United States 30 Day Average SOFR + 1.20%), 4.83%, 08/25/2055 (aa)	91	92
Series 5566, Class F, (United States 30 Day Average SOFR + 1.15%), 4.78%, 08/25/2055 (aa)	6,333	6,404
Series 5573, Class FB, (United States 30 Day Average SOFR + 0.90%), 4.53%, 09/25/2055 (aa)	3,494	3,516
Series 5583, Class FA, (United States 30 Day Average SOFR + 1.25%), 4.88%, 10/25/2055 (aa)	8,136	8,191
Series 5593, Class FB, (United States 30 Day Average SOFR + 0.90%), 4.53%, 11/25/2055 (aa) (gg)	4,118	4,145
Series 5601, Class FC, (United States 30 Day Average SOFR + 1.05%), 4.68%, 11/25/2055 (aa)	269	271
FHLMC Strips,
Series 358, Class PO, PO, 0.00%, 10/15/2047	1,291	971
Series 362, Class C4, IO, 3.00%, 12/15/2047	7,537	1,236
Series 397, Class C52, IO, 5.00%, 01/25/2053	388	84
Series 406, Class F4, (United States 30 Day Average SOFR + 0.90%), 4.53%, 10/25/2053 (aa)	50	50
Series 408, Class C64, IO, 5.00%, 09/25/2053	2,138	470
FNMA Interest Strip,
Series 427, Class C21, IO, 2.00%, 03/25/2050	1,760	220

SEE NOTES TO FINANCIAL STATEMENTS.

JUNE 30, 2026	SIX CIRCLES TRUST	317

Six Circles Multi-Strategy Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JUNE 30, 2026 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)
Long Positions — continued
Collateralized Mortgage Obligations — continued
Agency Collateral CMO — continued
Series 428, Class C14, IO, 2.50%, 01/25/2048	692	77
Series 429, Class C10, IO, 1.50%, 04/25/2037	2,779	143
Series 438, Class C28, IO, 5.00%, 08/25/2053	1,779	368
Series 439, Class C25, IO, 5.00%, 09/25/2053	1,197	255
Series 440, Class C50, IO, 4.50%, 10/25/2053	4,887	1,078
Series 440, Class C54, IO, 5.00%, 11/25/2053	31,847	6,891
FNMA REMICS,
Series 2005-105, Class AZ, 5.00%, 12/25/2035	472	474
Series 2013-10, Class GD, 2.00%, 02/25/2033	189	177
Series 2013-21, Class EZ, 3.00%, 03/25/2043	501	459
Series 2013-91, Class DZ, 3.00%, 09/25/2033	448	431
Series 2013-101, Class VZ, 3.00%, 09/25/2033	414	393
Series 2014-2, Class PO, PO, 0.00%, 01/25/2041	1,720	1,361
Series 2015-91, Class AF, (United States 30 Day Average SOFR + 0.48%), 4.13%, 12/25/2045 (aa)	733	725
Series 2016-88, Class EY, 3.50%, 12/25/2046	497	463
Series 2018-85, Class FE, (United States 30 Day Average SOFR + 0.41%), 4.04%, 12/25/2048 (aa)	636	628
Series 2020-54, Class WF, (United States 30 Day Average SOFR + 0.56%), 4.21%, 08/25/2050 (aa)	618	611
Series 2020-61, Class FB, (United States 30 Day Average SOFR + 0.41%), 4.04%, 09/25/2050 (aa)	316	293
Series 2020-62, Class BI, IO, 2.00%, 09/25/2050	3,060	377
Series 2020-89, Class DI, IO, 2.50%, 12/25/2050	1,574	244
Series 2020-89, Class IG, IO, 3.00%, 12/25/2050	8,214	1,366
Series 2020-96, Class IN, IO, 3.00%, 01/25/2051	452	75
Series 2021-3, Class NI, IO, 2.50%, 02/25/2051	595	88
Series 2021-3, Class TI, IO, 2.50%, 02/25/2051	11,948	1,978
Series 2021-26, Class BD, 1.75%, 05/25/2051	175	154

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)

Agency Collateral CMO — continued
Series 2022-78, Class FC, (United States 30 Day Average SOFR + 1.25%), 4.88%, 11/25/2052 (aa)	2,056	2,059
Series 2023-2, Class DI, IO, 2.00%, 05/25/2051	82,385	10,352
Series 2024-6, Class IO, IO, 3.50%, 11/25/2051	619	107
Series 2024-18, Class IO, IO, 4.00%, 11/25/2049	2,344	398
Series 2024-64, Class FJ, (United States 30 Day Average SOFR + 1.25%), 4.88%, 09/25/2054 (aa)	564	567
Series 2024-67, Class FA, (United States 30 Day Average SOFR + 1.17%), 4.80%, 09/25/2054 (aa)	9,249	9,290
Series 2024-70, Class AE, 4.50%, 08/25/2052	2,258	2,227
Series 2024-86, Class FA, (United States 30 Day Average SOFR + 1.45%), 5.08%, 12/25/2054 (aa)	506	512
Series 2024-100, Class FB, (United States 30 Day Average SOFR + 1.35%), 4.98%, 01/25/2055 (aa) (gg)	18,076	18,257
Series 2024-100, Class FD, (United States 30 Day Average SOFR + 1.45%), 5.08%, 06/25/2054 (aa)	10,356	10,479
Series 2025-3, Class DA, 5.50%, 04/25/2052	190	192
Series 2025-18, Class SM, IF, IO, (7.10%—United States 30 Day Average SOFR), 3.47%, 09/25/2054 (aa)	23,552	1,870
Series 2025-35, Class FB, (United States 30 Day Average SOFR + 1.00%), 4.63%, 05/25/2055 (aa) (gg)	6,566	6,604
Series 2025-49, Class FA, (United States 30 Day Average SOFR + 0.80%), 4.43%, 06/25/2055 (aa)	1,115	1,111
Series 2025-68, Class FA, (United States 30 Day Average SOFR + 1.15%), 4.78%, 08/25/2055 (aa)	947	957
Series 2025-95, Class FG, (United States 30 Day Average SOFR + 1.10%), 4.73%, 07/25/2055 (aa)	893	896
Series 2025-102, Class FD, (United States 30 Day Average SOFR + 1.05%), 4.68%, 12/25/2055 (aa) (gg)	12,195	12,219
GNMA,
Series 2016-H24, Class KF, (CME Term SOFR 1 Year + 0.97%), 4.54%, 11/20/2066 (aa)	91	92
Series 2017-H10, Class FB, (CME Term SOFR 1 Year + 1.47%), 4.90%, 04/20/2067 (aa)	61	61

SEE NOTES TO FINANCIAL STATEMENTS.

318	SIX CIRCLES TRUST	JUNE 30, 2026

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)
Long Positions — continued
Collateralized Mortgage Obligations — continued
Agency Collateral CMO — continued
Series 2017-H16, Class F, (CME Term SOFR 1 Year + 0.77%), 4.63%, 08/20/2067 (aa)	80	81
Series 2018-H09, Class FA, (CME Term SOFR 1 Year + 1.22%), 4.95%, 04/20/2068 (aa)	393	398
Series 2021-H05, Class AF, (United States 30 Day Average SOFR + 1.50%), 5.11%, 03/20/2071 (aa)	1,003	1,032
Series 2022-H11, Class FE, (United States 30 Day Average SOFR + 0.78%), 4.39%, 05/20/2072 (aa)	879	888
Series 2022-H16, Class FB, (United States 30 Day Average SOFR + 0.90%), 4.51%, 08/20/2072 (aa)	911	920
Series 2023-113, Class FD, (United States 30 Day Average SOFR + 1.35%), 4.96%, 08/20/2053 (aa)	556	561
Series 2024-H14, Class FG, (United States 30 Day Average SOFR + 0.80%), 4.41%, 08/20/2074 (aa)	714	720
Series 2025-105, Class WF, (United States 30 Day Average SOFR + 1.00%), 4.61%, 06/20/2055 (aa)	1,579	1,591
Series 2025-134, Class NF, (United States 30 Day Average SOFR + 1.05%), 4.66%, 08/20/2055 (aa)	14,551	14,629
Series 2025-156, Class FV, (United States 30 Day Average SOFR + 0.80%), 4.41%, 09/20/2055 (aa)	168	169
Series 2025-172, Class GF, (United States 30 Day Average SOFR + 1.00%), 4.61%, 10/20/2055 (aa)	91	91
Series 2025-187, Class FC, (United States 30 Day Average SOFR + 0.95%), 4.56%, 11/20/2055 (aa)	194	195
Series 2025-H09, Class FA, (United States 30 Day Average SOFR + 0.84%), 4.45%, 04/20/2075 (aa)	1,034	1,044
Series 2025-H24, Class AF, (United States 30 Day Average SOFR + 0.73%), 4.34%, 01/20/2073 (aa)	1,041	1,047
Series 2026-H01, Class FL, (United States 30 Day Average SOFR + 0.75%), 4.36%, 11/20/2075 (aa)	891	897
Series 2026-H02, Class FA, (United States 30 Day Average SOFR + 0.75%), 4.36%, 01/20/2076 (aa)	2,188	2,203
Series 2026-H05, Class FL, (United States 30 Day Average SOFR + 0.80%), 4.41%, 02/20/2076 (aa)	2,204	2,226

Total Agency Collateral CMO		217,256

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)

Agency Collateral PAC CMO — 0.3%
FHLMC REMICS,
Series 2416, Class PV, 6.00%, 02/15/2032	72		73
Series 2670, Class QH, 5.50%, 09/15/2033	530		542
Series 4000, Class PD, 2.00%, 01/15/2042	2		1
Series 4101, Class QN, 3.50%, 09/15/2042	45		41
Series 4183, Class ME, 2.00%, 02/15/2042	133		130
Series 4456, Class PB, 3.00%, 03/15/2045	175		147
Series 4718, Class DA, 3.00%, 02/15/2047	137		127
Series 4846, Class PA, 4.00%, 06/15/2047	—	(h)	—	(h)
Series 5018, Class IO, IO, 3.50%, 10/25/2050	6,124		1,025
Series 5155, Class MJ, 1.00%, 10/25/2051	578		467
Series 5564, Class PF, (United States 30 Day Average SOFR + 1.20%), 4.83%, 08/25/2055 (aa)	95		96
FNMA REMICS,
Series 2012-68, Class KL, 3.00%, 07/25/2042	403		370
Series 2013-41, Class WE, 1.50%, 11/25/2042	866		794
Series 2013-96, Class KD, 3.50%, 10/25/2042	25		25
Series 2014-55, Class CE, 3.00%, 07/25/2044	110		108
Series 2016-42, Class GN, 2.50%, 09/25/2045	95		87
Series 2017-81, Class YA, 3.00%, 05/25/2046	575		553
Series 2019-16, Class HA, 3.50%, 11/25/2048	175		167
GNMA,
Series 2015-63, Class PB, 1.75%, 09/20/2043	676		650
Series 2018-11, Class PD, 2.50%, 12/20/2047	892		786
Series 2025-100, Class PD, 7.00%, 02/20/2054	194		194

Total Agency Collateral PAC CMO			6,383

WL Collateral CMO — 10.4%
American Home Mortgage Investment Trust, Series 2006-1, Class 12A1, (CME Term SOFR 1 Month + 0.51%), 4.16%, 03/25/2046 (aa)	1,044		966

SEE NOTES TO FINANCIAL STATEMENTS.

JUNE 30, 2026	SIX CIRCLES TRUST	319

Six Circles Multi-Strategy Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JUNE 30, 2026 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)
Long Positions — continued
Collateralized Mortgage Obligations — continued
WL Collateral CMO — continued
Cascade Funding Mortgage Trust, Series 2024-RM5, Class A, 4.00%, 10/25/2054 (e) (z)	1,664	1,627
CIM TRUST,
Series 2025-R1, Class A1, SUB, 5.00%, 02/25/2099 (e)	2,799	2,771
Series 2026-R1, Class A1, SUB, 4.75%, 12/25/2065 (e)	2,483	2,434
CSMC Trust,
Series 2017-RPL1, Class A2, 2.99%, 07/25/2057 (e) (z)	3,300	3,087
Series 2021-RPL2, Class A1, 2.00%, 01/25/2060 (e)	1,739	1,519
Series 2021-RPL3, Class A1, 2.00%, 01/25/2060 (e) (z)	994	876
EFMT, Series 2026-AE1, Class A29, (United States 30 Day Average SOFR + 1.15%), 4.78%, 11/25/2060 (e) (aa)	22,313	22,312
First Horizon Alternative Mortgage Securities Trust, Series 2006-FA8, Class 1A7, 6.00%, 02/25/2037	1,074	359
GS Mortgage-Backed Securities Trust, Series 2025-RPL3, Class A1, SUB, 4.10%, 07/25/2065 (e)	3,442	3,331
Lehman XS Trust Series, Series 2007-7N, Class 1A2, (CME Term SOFR 1 Month + 0.59%), 4.24%, 06/25/2047 (aa)	3,604	3,486
Merrill Lynch Alternative Note Asset Trust, Series 2007-OAR5, Class 1A1, 3.29%, 10/25/2047 (z)	2,426	570
MFA Trust, Series 2022-RPL1, Class A1, 3.30%, 08/25/2061 (e) (z)	1,571	1,459
Mill City Mortgage Loan Trust, Series 2026-R1, Class A1, 5.46%, 10/25/2062 (e) (z)	5,801	5,788
Morgan Stanley Mortgage Loan Trust, Series 2007-6XS, Class 2A6S, SUB, 6.20%, 02/25/2047	77	25
Morgan Stanley Residential Mortgage Loan Trust,
Series 2024-NQM3, Class A1, 5.04%, 07/25/2069 (e) (z)	134	134
Series 2024-RPL1, Class A1, SUB, 4.00%, 06/25/2064 (e)	3,377	3,276
Series 2026-INV1, Class A9, (United States 30 Day Average SOFR + 1.15%), 4.78%, 02/25/2061 (e) (aa)	11,152	11,068
New Residential Mortgage Loan Trust, Series 2021-INV2, Class A11, (United States 30 Day Average SOFR + 0.95%), 4.56%, 09/25/2051 (e) (aa)	340	319
Nomura Asset Acceptance Corp. Alternative Loan Trust Series, Series 2005-AR1, Class M2, (CME Term SOFR 1 Month + 1.36%), 5.01%, 02/25/2035 (aa)	4,240	4,054

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)

WL Collateral CMO — continued
NYMT Loan Trust, Series 2025-CP1, Class A1, 3.75%, 11/25/2069 (e) (z)	3,498	3,361
OBX Trust,
Series 2022-NQM7, Class A1, SUB, 5.11%, 08/25/2062 (e)	420	419
Series 2024-NQM17, Class A1, 5.61%, 11/25/2064 (e) (z)	3,993	4,002
Series 2025-NQM4, Class A1, SUB, 5.40%, 02/25/2055 (e)	2,904	2,909
Series 2026-HYB1, Class A1A, 3.42%, 02/25/2055 (e) (z)	7,738	7,610
Oceanview Mortgage Trust, Series 2025-3, Class AF1, (United States 30 Day Average SOFR + 0.95%), 4.58%, 05/25/2055 (e) (aa)	1,645	1,646
PMT Loan Trust,
Series 2025-INV11, Class A36, (United States 30 Day Average SOFR + 1.35%), 4.98%, 11/25/2056 (e) (aa)	4,361	4,364
Series 2026-INV3, Class A36, (United States 30 Day Average SOFR + 1.35%), 4.98%, 02/25/2057 (e) (aa)	1,555	1,557
PRET LLC,
Series 2025-NPL10, Class A1, SUB, 5.12%, 10/25/2055 (e)	5,058	5,013
Series 2025-NPL11, Class A1, SUB, 5.19%, 10/25/2055 (e)	4,900	4,903
Series 2025-NPL12, Class A1, SUB, 5.18%, 11/25/2055 (e)	4,903	4,865
Series 2025-NPL5, Class A1, SUB, 6.24%, 05/25/2055 (e)	4,871	4,875
Series 2025-NPL6, Class A1, SUB, 5.74%, 06/25/2055 (e)	1,379	1,381
Series 2025-NPL7, Class A1, SUB, 5.66%, 07/25/2055 (e)	6,611	6,615
Series 2025-NPL9, Class A1, SUB, 5.39%, 08/25/2055 (e)	1,786	1,786
Series 2026-NPL2, Class A1, SUB, 5.07%, 02/25/2056 (e)	1,300	1,290
Series 2026-NPL3, Class A1, SUB, 4.97%, 02/25/2056 (e)	3,201	3,173
Series 2026-NPL4, Class A1, SUB, 5.51%, 04/25/2056 (e)	5,310	5,297
Series 2026-NPL6, Class A1, SUB, 5.69%, 05/25/2056 (e)	1,286	1,285
Series 2026-RN2, Class A1, SUB, 5.77%, 07/25/2056 (e) (w)	7,200	7,207
PRET Trust,
Series 2025-RPL1, Class A1, SUB, 4.00%, 07/25/2069 (e)	875	848
Series 2025-RPL3, Class A1, SUB, 4.15%, 04/25/2065 (e)	3,332	3,235

SEE NOTES TO FINANCIAL STATEMENTS.

320	SIX CIRCLES TRUST	JUNE 30, 2026

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)
Long Positions — continued
Collateralized Mortgage Obligations — continued
WL Collateral CMO — continued
Series 2025-RPL4, Class A1, SUB, 4.00%, 03/25/2065 (e)	5,001	4,829
Series 2026-RPL2, Class A1, SUB, 4.50%, 06/25/2070 (e)	7,751	7,508
PRPM, Series 2024-NQM3, Class A1, SUB, 5.23%, 08/25/2069 (e)	81	80
PRPM LLC,
Series 2024-6, Class A1, SUB, 5.70%, 11/25/2029 (e)	1,556	1,557
Series 2024-7, Class A1, SUB, 5.87%, 11/25/2029 (e)	1,769	1,771
Series 2024-RCF1, Class A1, SUB, 4.00%, 01/25/2054 (e)	201	198
Series 2024-RPL3, Class A1, SUB, 4.00%, 11/25/2054 (e)	2,763	2,694
Series 2025-4, Class A1, SUB, 6.18%, 06/25/2030 (e)	3,213	3,205
Series 2025-5, Class A1, SUB, 5.73%, 07/25/2030 (e)	3,404	3,391
Series 2025-7, Class A1, SUB, 5.50%, 08/25/2030 (e)	3,121	3,108
Series 2025-RPL2, Class A1, SUB, 3.75%, 04/25/2055 (e)	3,001	2,919
Series 2025-RPL5, Class A1, SUB, 4.50%, 06/25/2065 (e)	4,909	4,788
Series 2026-2, Class A1, SUB, 5.09%, 02/25/2031 (e)	1,494	1,473
Series 2026-4, Class A1, SUB, 6.30%, 06/25/2031 (e)	3,700	3,700
Series 2026-RCF2, Class A1, 5.50%, 03/25/2056 (e) (z)	6,971	6,942
Series 2026-RCF3, Class A1, 5.25%, 05/25/2056 (e) (z)	6,554	6,515
Series 2026-RCF4, Class A1, SUB, 5.25%, 06/25/2056 (e)	7,900	7,867
PRPM Trust, Series 2026-RCF1, Class A1, SUB, 4.85%, 01/25/2056 (e)	4,864	4,813
RALI Series Trust,
Series 2006-QS5, Class A1, 6.00%, 05/25/2036	582	517
Series 2007-QS1, Class 1A5, (CME Term SOFR 1 Month + 0.66%), 4.31%, 01/25/2037 (aa)	1,890	1,435
Residential Asset Securitization Trust, Series 2005-A5, Class A8, 5.50%, 05/25/2035	334	214
Sequoia Mortgage Trust,
Series 2007-2, Class 1A1, (CME Term SOFR 1 Month + 0.53%), 4.17%, 06/20/2036 (aa)	83	78
Series 2024-HYB1, Class A1A, 4.51%, 11/25/2063 (e) (z)	2,023	2,022
Series 2026-HYB2, Class A1A, 4.63%, 07/25/2056 (e) (z)	7,200	7,058

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)

WL Collateral CMO — continued
Series 2026-INV2, Class A26F, (United States 30 Day Average SOFR + 1.50%), 5.11%, 04/25/2056 (e) (aa)	3,857	3,856
Specialty Underwriting & Residential Finance Trust, Series 2006-AB3, Class A2C, (CME Term SOFR 1 Month + 0.59%), 4.24%, 09/25/2037 (aa)	951	665
Structured Asset Mortgage Investments II Trust, Series 2005-AR8, Class A2, (Treasury Average 1 Year + 1.48%), 5.15%, 02/25/2036 (aa)	1,872	1,619
Towd Point Mortgage Trust, Series 2017-6, Class A2, 3.00%, 10/25/2057 (e) (z)	2,000	1,925
VCAT LLC,
Series 2025-NPL3, Class A1, SUB, 5.89%, 02/25/2055 (e)	1,712	1,713
Series 2026-NPL1, Class A1, SUB, 5.10%, 01/25/2056 (e)	874	868
Series 2026-NPL2, Class A1, SUB, 5.06%, 02/25/2056 (e)	1,162	1,155

Total WL Collateral CMO		237,585

Total Collateralized Mortgage Obligations (Cost $467,760)		461,224

Commercial Mortgage-Backed Securities — 2.5%
Commercial MBS — 2.5%
Acore Issuer LLC, (Cayman Islands), Series 2026-FL1, Class A, (CME Term SOFR 1 Month + 1.45%), 5.09%, 08/20/2043 (e) (aa)	3,600	3,600
ACRES LLC, (Cayman Islands), Series 2025-FL3, Class A, (CME Term SOFR 1 Month + 1.62%), 5.26%, 08/18/2040 (e) (aa)	2,743	2,752
Benchmark Mortgage Trust, Series 2018-B6, Class A2, 4.20%, 10/10/2051	3,401	3,396
BRSP 2026-Fl3 Ltd., Series 2026-FL3, Class A, (CME Term SOFR 1 Month + 1.45%), 5.09%, 08/19/2043 (e) (aa)	13,500	13,517
Citigroup Commercial Mortgage Trust, Series 2018-C6, Class A2, 4.24%, 11/10/2051	2,037	2,030
FHLMC Multifamily Structured Pass Through Certificates,
Series Q034, Class APT2, 3.00%, 07/25/2054 (z)	1,001	971
Series Q039, Class A, 2.84%, 06/25/2054 (z)	196	191
FS Rialto Issuer LLC, (Cayman Islands), Series 2026-FL11, Class A, (CME Term SOFR 1 Month + 1.45%), 5.09%, 01/19/2044 (e) (aa)	5,000	5,012
MF1 Ltd., (Cayman Islands), Series 2022-FL8, Class A, (CME Term SOFR 1 Month + 1.35%), 4.99%, 02/19/2037 (e) (aa)	895	895

SEE NOTES TO FINANCIAL STATEMENTS.

JUNE 30, 2026	SIX CIRCLES TRUST	321

Six Circles Multi-Strategy Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JUNE 30, 2026 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)
Long Positions — continued
Commercial Mortgage-Backed Securities — continued
Commercial MBS — continued
PFP Ltd., (Cayman Islands),
Series 2025-12, Class A, (CME Term SOFR 1 Month + 1.49%), 5.13%, 12/18/2042 (e) (aa)	1,100	1,104
Series 2026-13, Class A, (CME Term SOFR 1 Month + 1.50%), 5.14%, 08/18/2043 (e) (aa)	13,200	13,249
Wells Fargo Commercial Mortgage Trust,
Series 2025-AGLN, Class A, (CME Term SOFR 1 Month + 1.64%), 5.27%, 07/15/2037 (e) (aa)	3,800	3,803
Series 2025-AURA, Class A, (CME Term SOFR 1 Month + 1.59%), 5.22%, 10/15/2042 (e) (aa)	5,281	5,284
WSTN Trust, Series 2023-MAUI, Class A, 6.52%, 07/05/2037 (e) (z)	1,300	1,311

Total Commercial MBS		57,115

Total Commercial Mortgage-Backed Securities (Cost $56,984)		57,115

Convertible Bond — 0.0% (g)
Communications — 0.0% (g)
Media — 0.0% (g)
Cable One, Inc., 1.13%, 03/15/2028	545	354

Total Convertible Bond (Cost $490)		354

Corporate Bonds — 1.0%
Basic Materials — 0.0% (g)
Chemicals — 0.0% (g)
Bond US Bidco 1, Inc. / Bidco 2 / Bidco 3 / German Bidco 1 GmbH / German Bidco 2, 7.13%, 06/15/2033 (e)	200	202
INEOS Finance plc, (United Kingdom), 7.50%, 04/15/2029 (e)	335	326

		528

Mining — 0.0% (g)
Arsenal AIC Parent LLC, 11.50%, 10/01/2031 (e)	230	246

Total Basic Materials		774

Communications — 0.5%
Advertising — 0.1%
CMG Media Corp., 8.88%, 06/18/2029 (e)	245	179
Neptune Bidco US, Inc.,
9.29%, 04/15/2029 (e)	430	438
10.38%, 05/15/2031 (e)	645	669

		1,286

Internet — 0.2%
Beignet Investor LLC, 6.58%, 05/30/2049 (e)	5,220	5,336
Getty Images, Inc.,
10.50%, 11/15/2030 (e)	77	64

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)

Internet — continued
11.25%, 02/21/2030 (e)	323	267

		5,667

Media — 0.1%
CSC Holdings LLC, 11.75%, 01/31/2029 (e)	670	413
Directv Financing LLC / Directv Financing Co-Obligor, Inc., 10.00%, 02/15/2031 (e)	595	617
Gray Media, Inc., 9.63%, 07/15/2032 (e)	220	212

		1,242

Telecommunications — 0.1%
APLD ComputeCo. 2 LLC, 6.75%, 03/15/2031 (e)	500	502
Edged Compute LLC, 7.50%, 04/30/2031 (e)	570	556
ELK Grove Village Property LLC, 7.50%, 06/15/2031 (e)	460	464
Flash Compute LLC, 7.25%, 12/31/2030 (e)	457	470
Level 3 Financing, Inc., 3.75%, 07/15/2029 (e)	13	13
WULF Compute LLC, 7.75%, 10/15/2030 (e)	325	341
Yondr JK 1 LLC, 6.88%, 06/30/2031 (e)	570	571

		2,917

Total Communications		11,112

Consumer Cyclical — 0.1%
Auto Manufacturers — 0.1%
Rivian Holdings LLC / Rivian LLC / Rivian Automotive LLC, 10.00%, 01/15/2031 (e)	2,005	1,996

Leisure Time — 0.0% (g)
Sabre Financial Borrower LLC, 11.13%, 06/15/2029 (e)	400	423

Retail — 0.0% (g)
eG Global Finance plc, (United Kingdom), 12.00%, 11/30/2028 (e)	404	429
Petco Health & Wellness Co., Inc., 8.25%, 02/01/2031 (e)	215	217

		646

Total Consumer Cyclical		3,065

Consumer Non-cyclical — 0.1%
Healthcare — Services — 0.1%
CHS / Community Health Systems, Inc.,
9.75%, 01/15/2034 (e)	320	334
10.88%, 01/15/2032 (e)	340	366
LifePoint Health, Inc., 7.00%, 05/01/2034 (e)	450	431

		1,131

Pharmaceuticals — 0.0% (g)
1261229 BC Ltd., (Canada), 10.00%, 04/15/2032 (e)	665	674

Total Consumer Non-cyclical		1,805

SEE NOTES TO FINANCIAL STATEMENTS.

322	SIX CIRCLES TRUST	JUNE 30, 2026

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)
Long Positions — continued
Corporate Bonds — continued
Energy — 0.1%
Pipelines — 0.1%
Venture Global LNG, Inc.,
(CMT Index 5 Year + 5.44%), 9.00%, 09/30/2029 (e) (x) (aa)	620	605
9.50%, 02/01/2029 (e)	270	291
9.88%, 02/01/2032 (e)	280	299

Total Energy		1,195

Financial — 0.1%
Diversified Financial Services — 0.1%
Aretec Group, Inc., 10.00%, 08/15/2030 (e)	315	332
Hightower Holding LLC, 9.13%, 01/31/2030 (e)	580	602
Navient Corp., 9.38%, 07/25/2030	400	406

		1,340

Insurance — 0.0% (g)
Acrisure LLC / Acrisure Finance, Inc., 8.50%, 06/15/2029 (e)	300	282
Asurion LLC / Asurion Co-Issuer, Inc.,
8.00%, 12/31/2032 (e)	230	232
8.38%, 02/01/2034 (e)	455	421

		935

REITS — 0.0% (g)
Service Properties Trust, Zero Coupon, 09/30/2027 (e)	381	353

Total Financial		2,628

Industrial — 0.0% (g)
Packaging & Containers — 0.0% (g)
Sword Purchaser LLC, 8.25%, 04/15/2033 (e)	350	363

Technology — 0.0% (g)
Software — 0.0% (g)
Clarivate Science Holdings Corp.,
3.88%, 07/01/2028 (e)	200	192
4.88%, 07/01/2029 (e)	365	327
Cloud Software Group, Inc., 9.00%, 09/30/2029 (e)	341	332

Total Technology		851

Utilities — 0.1%
Electric — 0.1%
Vistra Corp.,
(CMT Index 5 Year + 6.93%), 8.00%, 10/15/2026 (e) (x) (aa)	180	181
Series C, (CMT Index 5 Year + 5.05%), 8.88%, 01/15/2029 (e) (x) (aa)	645	692

Total Utilities		873

Total Corporate Bonds (Cost $22,725)		22,666

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)

Mortgage-Backed Securities —32.7%
FHLMC Collateral — 0.0% (g)
FHLMC Pool, 5.24%, 07/01/2030	691	709

FNMA Collateral — 1.8%
FNMA Pool,
4.30%, 12/01/2029 (gg)	5,011	4,987
4.36%, 12/01/2030	575	573
4.43%, 10/01/2030 (gg)	3,000	3,001
4.53%, 11/01/2030 (gg)	2,331	2,337
4.90%, 01/01/2033 (gg)	7,492	7,570
5.03%, 11/01/2032 (gg)	12,231	12,434
5.08%, 10/01/2032	352	359
5.12%, 02/01/2030 (gg)	1,180	1,200
5.16%, 09/01/2044	524	526
5.17%, 01/01/2030 (gg)	1,000	1,020
5.21%, 04/01/2029 (gg)	2,291	2,336
5.21%, 01/01/2032 (gg)	1,419	1,452
5.24%, 01/01/2030 (gg)	1,913	1,958
5.55%, 11/01/2031	248	258

Total FNMA Collateral		40,011

GNMA Collateral — 0.0% (g)
GNMA I Pool, Single Family, 30 years,
3.50%, 09/15/2041	54	50
3.50%, 09/15/2042	530	489
3.50%, 05/15/2043	239	220

Total GNMA Collateral		759

GNMA II Collateral — 4.0%
GNMA II Pool, Single Family, 30 years,
3.00%, 02/20/2055	28	25
3.50%, 12/20/2040	71	66
3.50%, 05/20/2041	65	61
3.50%, 10/20/2041	119	111
3.50%, 06/20/2042	94	89
3.50%, 08/20/2042	49	46
3.50%, 09/20/2042	65	61
3.50%, 01/20/2043	102	96
3.50%, 05/20/2043	180	169
3.50%, 11/20/2052 (gg)	3,889	3,532
GNMA II, Single Family, 30 years,
TBA, 2.00%, 07/01/2056 (w)	5,800	4,762
TBA, 3.00%, 07/01/2056 (w)	8,500	7,560
TBA, 3.50%, 07/01/2056 (w)	4,000	3,600
TBA, 3.50%, 08/01/2056 (w)	8,000	7,198
TBA, 4.50%, 07/01/2056 (w)	29,220	28,095
TBA, 5.00%, 07/01/2056 (w)	6,950	6,861
TBA, 5.50%, 07/01/2056 (w)	5,000	5,029
TBA, 5.50%, 08/01/2056 (w)	13,000	13,058
TBA, 6.00%, 09/01/2056 (w)	1,000	1,018
TBA, 6.50%, 07/01/2056 (w)	4,500	4,664
TBA, 6.50%, 08/01/2056 (w)	4,500	4,657

Total GNMA II Collateral		90,758

SEE NOTES TO FINANCIAL STATEMENTS.

JUNE 30, 2026	SIX CIRCLES TRUST	323

Six Circles Multi-Strategy Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JUNE 30, 2026 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)
Long Positions — continued
Mortgage-Backed Securities — continued
UMBS Collateral — 26.9%
FHLMC Pool, Single Family, 20 years, 6.50%, 05/01/2045	241	251
FHLMC Pool, Single Family, 30 years,
5.00%, 07/01/2053 (gg)	1,339	1,322
5.00%, 02/01/2056	783	778
5.50%, 11/01/2054	23	23
5.50%, 02/01/2055	98	99
5.50%, 04/01/2055	142	144
5.50%, 05/01/2055	27	27
5.50%, 08/01/2055	228	231
5.50%, 09/01/2055	54	55
5.50%, 10/01/2055	449	457
5.50%, 11/01/2055	43	44
6.00%, 07/01/2054	25	26
6.00%, 09/01/2054	43	45
6.00%, 11/01/2054	42	44
6.00%, 12/01/2054	41	42
6.00%, 01/01/2055	136	141
6.00%, 02/01/2055	48	49
6.50%, 06/01/2054	13	14
6.50%, 04/01/2055	125	131
6.50%, 06/01/2055	187	197
FNMA or FHLMC, Single Family, 30 years,
TBA, 3.00%, 07/01/2056 (w)	1,700	1,486
TBA, 3.50%, 08/01/2056 (w)	33,750	30,677
TBA, 4.00%, 07/01/2056 (w)	6,800	6,366
TBA, 4.00%, 08/01/2056 (w)	29,000	27,131
TBA, 4.50%, 07/01/2056 (w)	10,400	9,986
TBA, 5.00%, 07/01/2056 (w)	14,100	13,874
TBA, 5.00%, 08/01/2056 (w)	106,000	104,195
TBA, 5.50%, 08/01/2056 (w)	104,500	104,806
TBA, 6.00%, 07/01/2056 (w)	61,255	62,624
TBA, 6.00%, 08/01/2056 (w)	46,655	47,546
TBA, 6.50%, 07/01/2056 (w)	24,500	25,343
TBA, 6.50%, 08/01/2056 (w)	52,400	54,149
FNMA Pool, Single Family, 20 years, 6.50%, 05/01/2045 (gg)	808	836
FNMA Pool, Single Family, 30 years,
5.00%, 11/01/2052 (gg)	1,589	1,572
5.00%, 12/01/2054 (gg)	3,326	3,305
5.00%, 02/01/2056 (gg)	1,869	1,857
5.00%, 03/01/2056 (gg)	798	791
5.50%, 04/01/2055	144	147
5.50%, 10/01/2055 (gg)	1,025	1,043
6.00%, 11/01/2053 (gg)	1,079	1,118
6.00%, 08/01/2054 (gg)	7,227	7,521
6.00%, 09/01/2054	369	382
6.00%, 11/01/2054	36	38
6.00%, 01/01/2055 (gg)	1,826	1,883
6.00%, 03/01/2055	217	226
6.00%, 07/01/2055 (gg)	32,884	34,323
6.00%, 08/01/2055	661	686
6.00%, 09/01/2055 (gg)	469	489

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)

UMBS Collateral — continued
6.00%, 09/01/2055 (gg)	469	489
6.00%, 11/01/2055	253	264
6.50%, 11/01/2053	266	277
6.50%, 06/01/2054 (gg)	3,062	3,242
6.50%, 07/01/2054	93	97
6.50%, 08/01/2054	58	60
6.50%, 11/01/2054	151	158
6.50%, 02/01/2055 (gg)	3,235	3,436
6.50%, 04/01/2055	132	139
6.50%, 05/01/2055 (gg)	16,695	17,550
6.50%, 07/01/2055 (gg)	10,950	11,611
6.50%, 08/01/2055 (gg)	17,977	18,939
6.50%, 09/01/2055 (gg)	7,669	8,120

Total UMBS Collateral		612,413

Total Mortgage-Backed Securities (Cost $742,646)		744,650

U.S. Treasury Obligations — 0.0% (g)
Sovereign — 0.0% (g)
U.S. Treasury Bond, 4.88%, 08/15/2045	151	151
U.S. Treasury Note, 4.25%, 08/15/2035 (ii)	248	245

Total Sovereign		396

Total U.S. Treasury Obligations (Cost $409)		396

	SHARES
Preferred Stocks — 0.0% (g)
Financial — 0.0% (g)
Insurance — 0.0% (g)
Acruise Holdings, Inc., Series A-2 (a) (bb)	12	300
Navacord, (Canada) (a) (bb)	1	405

Total Financial		705

Total Preferred Stocks (Cost $723)		705

	PRINCIPAL AMOUNT ($)
Loan Assignments — 8.7% (o)
Basic Materials — 0.1%
Chemicals — 0.1%
BASF Coatings, Term Loan B (USD), (France), 05/06/2033 (u) (aa)	900	902
Ineos US Finance LLC, 2030 Dollar Term Loan, (CME Term SOFR 1 Month + 3.25%), 6.89%, 02/19/2030 (aa)	339	312
Nouryon Finance B.V.,
November 2024 B-1 Dollar Term Loan, (Netherlands), (CME Term SOFR 6 Month + 3.25%), 6.94%, 04/03/2028 (aa)	454	453
November 2024 B-2 Dollar Term Loan, (Netherlands), (CME Term SOFR 6 Month + 3.25%), 6.94%, 04/03/2028 (aa)	294	294

Total Basic Materials		1,961

SEE NOTES TO FINANCIAL STATEMENTS.

324	SIX CIRCLES TRUST	JUNE 30, 2026

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)
Loan Assignments — continued
Communications — 1.1%
Advertising — 0.2%
Clear Channel Outdoor Holdings, Inc., 2024 Refinancing Term Loan, (CME Term SOFR 1 Month + 4.00%), 7.76%, 08/21/2028 (aa)	950	949
CMG Media Corporation, Term B-2 Loan (First Lien), (CME Term SOFR 3 Month + 3.50%), 7.33%, 06/18/2029 (aa)	1,540	1,388
Neptune BidCo US Inc., 2026 Dollar Term B Loan (First Lien), (CME Term SOFR 3 Month + 5.00%), 8.77%, 02/03/2033 (aa)	2,540	2,517

		4,854

Internet — 0.2%
Delivery Hero SE, Extended Dollar Term Loan, (Germany), (CME Term SOFR 3 Month + 5.00%), 8.64%, 12/12/2029 (aa)	247	248
Go Daddy Operating Company LLC (GD Finance Co, Inc.), Tranche B-8 Term Loan, (CME Term SOFR 1 Month + 1.75%), 5.39%, 11/09/2029 (aa)	532	520
MH Sub I LLC (Micro Holding Corp.),
2023 May Incremental Term Loan (First Lien), (CME Term SOFR 1 Month + 4.25%), 7.89%, 05/03/2028 (aa)	651	632
2024 December New Term Loan (First Lien), (CME Term SOFR 1 Month + 4.25%), 7.89%, 12/31/2031 (aa)	286	247
MH Sub I LLC (WebMD Health Corp.), 2021 Replacement Term Loan (Second Lien), (CME Term SOFR 1 Month + 6.25%), 9.89%, 02/23/2029 (aa)	425	394
Proofpoint, Inc., 2025-B Incremental Term Loan (First Lien), (CME Term SOFR 3 Month + 3.00%), 6.73%, 08/31/2028 (aa)	1,618	1,559

		3,600

Media — 0.3%
Cable One, Inc., Incremental Term B-4 Loan, (CME Term SOFR 1 Month + 2.00%), 5.76%, 05/03/2028 (aa)	89	79
CSC Holdings LLC, September 2019 Initial Term Loan, (PRIME 3 Month + 1.50%), 8.25%, 04/15/2027	295	207
DIRECTV Financing LLC,
2025 Incremental Term B Loan, (CME Term SOFR 3 Month + 5.50%), 9.16%, 02/17/2031 (aa)	337	338
2024 Refinancing Term B Loan, (CME Term SOFR 3 Month + 5.25%), 9.18%, 08/02/2029 (aa)	653	655
Discovery Global Holdings, Inc., Initial Dollar Term Loan, 06/03/2033 (u) (aa)	1,108	1,108

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)

Media — continued
E.W. Scripps Company, The, Tranche B-3 Term Loan, (CME Term SOFR 1 Month + 3.35%), 7.10%, 11/30/2029 (aa)	968	920
Gray Television, Inc., Term D Loan, (CME Term SOFR 1 Month + 3.00%), 6.73%, 12/01/2028 (aa)	337	336
iHeartCommunications, Inc. (fka Clear Channel Communications, Inc.), Initial Term Loan, (CME Term SOFR 1 Month + 5.78%), 9.53%, 05/01/2029 (aa)	1,049	999
Nexstar Media Inc., Term B-7 Loan, (CME Term SOFR 1 Month + 2.75%), 6.39%, 03/18/2033 (aa)	1,277	1,262
Radiate Holdco LLC,
Delayed Draw Term Loan, (CME Term SOFR 1 Month + 1.50%), 3.55%, 06/26/2029 (aa)	48	47
First Out Term Loan, (CME Term SOFR 1 Month + 1.50%), 7.26%, 09/25/2029 (aa)	621	558
Closing Date Term Loan, (CME Term SOFR 1 Month + 4.00%), 7.64%, 06/26/2029 (aa)	48	47
Univision Communications Inc., 2024 Replacement Converted First-Lien Term Loan, (CME Term SOFR 1 Month + 3.50%), 7.26%, 01/31/2029 (aa)	839	832

		7,388

Telecommunications — 0.4%
Connect Finco Sarl, Amendment No. 4 Term Loan, (Luxembourg), (CME Term SOFR 1 Month + 4.50%), 8.14%, 09/27/2029 (u) (aa)	1,465	1,467
Crown Subsea Communications Holding, Inc., 2026 Term Loan, (CME Term SOFR 1 Month + 3.00%), 6.64%, 01/30/2031 (aa)	392	393
Delta Topco LLC,
Fourth Amendment Refinancing Term Loan (First Lien), (CME Term SOFR 3 Month + 2.75%), 6.40%, 11/30/2029 (aa)	419	395
Second Amendment Refinancing Term Loan (Second Lien), (CME Term SOFR 3 Month + 5.25%), 8.90%, 11/29/2030 (aa)	245	223
Galileo Parent, Inc., Initial Term Loan, (CME Term SOFR 6 Month + 4.50%), 8.12%, 03/03/2033 (aa)	1,315	1,318
Iridium Communications Inc., Term B-4 Loan, (CME Term SOFR 1 Month + 2.25%), 5.89%, 09/20/2030 (aa)	301	300
Level 3 Financing, Inc., Term B-5 Refinancing Loans, (CME Term SOFR 1 Month + 2.75%), 6.39%, 03/29/2032 (aa)	2,135	2,134

SEE NOTES TO FINANCIAL STATEMENTS.

JUNE 30, 2026	SIX CIRCLES TRUST	325

Six Circles Multi-Strategy Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JUNE 30, 2026 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)
Loan Assignments — continued
Communications — continued
Telecommunications — continued
QualityTech, LP, Term Loan, (CME Term SOFR 1 Month + 3.50%), 7.11%, 11/04/2031 (aa)	783	785
ViaSat, Inc.,
Initial Term Loan, (CME Term SOFR 1 Month + 4.50%), 8.26%, 03/02/2029 (aa)	308	310
Initial Term Loan, (CME Term SOFR 1 Month + 4.50%), 8.26%, 05/30/2030 (aa)	491	493
Zayo Group Holdings, Inc., Initial Dollar Term Loan, (CME Term SOFR 1 Month + 0.50%), 6.76%, 03/11/2030 (aa)	512	512

		8,330

Total Communications		24,172

Consumer Cyclical — 0.9%
Airlines — 0.1%
AAdvantage Loyalty IP Ltd. (American Airlines, Inc.), 2025 Replacement Term Loan, (Cayman Islands), (CME Term SOFR 3 Month + 2.25%), 5.93%, 04/20/2028 (aa)	446	445
BCPE Pequod Buyer, Inc., 2026 Refinancing Term Loan, (CME Term SOFR 1 Month + 2.75%), 6.39%, 11/25/2031 (aa)	1,364	1,322

		1,767

Apparel — 0.1%
ABG Intermediate Holdings 2 LLC, 2024-1 Refinancing Term Loan (First Lien), (CME Term SOFR 1 Month + 2.25%), 5.89%, 12/21/2028 (u) (aa)	1,229	1,229
Canada Goose Inc., 2026 Refinancing Term Loan, (Canada), (CME Term SOFR 3 Month + 3.00%), 6.67%, 08/23/2032 (aa)	378	378

		1,607

Auto Parts & Equipment — 0.2%
Autokiniton US Holdings, Inc., 2024 Replacement Term B Loan, (CME Term SOFR 1 Month + 4.00%), 7.76%, 04/06/2028 (aa)	1,803	1,795
DexKo Global Inc., Refinancing Dollar Term Loan, (CME Term SOFR 3 Month + 4.50%), 8.16%, 10/04/2031 (u) (aa)	810	783
Tenneco Inc., Term B Loan (First Lien), (CME Term SOFR 3 Month + 5.00%), 8.74%, 11/17/2028 (aa)	900	895

		3,473

Distribution/Wholesale — 0.0% (g)
Windsor Holdings III LLC, 2025 Dollar Refinancing Term B Loan, (CME Term SOFR 1 Month + 2.75%), 6.39%, 08/01/2030 (aa)	666	665

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)

Entertainment — 0.4%
AMC Entertainment Holdings, Inc., Term Loan, (CME Term SOFR 1 Month + 7.00%), 10.64%, 01/04/2029 (u) (aa)	1,691	1,694
Caesars Entertainment, Inc.,
2023 Incremental Term B Loan, (CME Term SOFR 1 Month + 2.25%), 5.89%, 02/06/2030 (aa)	551	532
Incremental Term B-1 Loan, (CME Term SOFR 1 Month + 2.25%), 5.89%, 02/06/2031 (aa)	865	829
Crown Finance US, Inc., First Amendment Term Loan, (CME Term SOFR 1 Month + 4.50%), 8.11%, 12/02/2031 (aa)	1,787	1,789
EOC Borrower LLC, Term B Loan, (CME Term SOFR 1 Month + 2.75%), 6.39%, 03/24/2032 (aa)	809	809
Formula One Management Ltd., Facility B, (United Kingdom), (CME Term SOFR 3 Month + 1.75%), 5.48%, 09/30/2031 (aa)	15	15
Odeon Finco plc, Loan, (United Kingdom), 10.50%, 04/17/2031 (u)	140	142
Ontario Gaming GTA LP, Term B Loan (First Lien), (Canada), (CME Term SOFR 3 Month + 4.25%), 7.98%, 08/01/2030 (aa)	324	308
Pioneer Opco LLC, Term B Loan, 05/15/2033 (u) (aa)	565	567
TKO Worldwide Holdings LLC, Additional Term B-7 Loan (First Lien), (CME Term SOFR 3 Month + 1.75%), 5.41%, 11/21/2031 (aa)	2,188	2,180
Voyager Parent LLC, 2026 Refinancing Term B Loan, (CME Term SOFR 3 Month + 4.25%), 7.98%, 07/01/2032 (aa)	562	561

		9,426

Leisure Time — 0.0% (g)
Recess Holdings, Inc., Initial Term Loan (First Lien), (CME Term SOFR 3 Month + 3.75%), 7.42%, 02/20/2030 (aa)	208	208
Sabre GLBL Inc., 2025 Other Term B-1 Loan, (CME Term SOFR 1 Month + 6.25%), 9.99%, 07/30/2029 (aa)	306	272

		480

Lodging — 0.0% (g)
HRNI Holdings LLC, Term B Loan, (CME Term SOFR 3 Month + 4.25%), 8.13%, 12/11/2028 (aa)	432	419

Retail — 0.1%
IRB Holding Corp., 2025 Replacement Term B Loan, (CME Term SOFR 1 Month + 2.50%), 6.14%, 12/15/2030 (u) (aa)	1,280	1,280

SEE NOTES TO FINANCIAL STATEMENTS.

326	SIX CIRCLES TRUST	JUNE 30, 2026

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)
Loan Assignments — continued
Consumer Cyclical — continued
Retail — continued
Men’s Wearhouse LLC, The, Initial Term Loan, (CME Term SOFR 3 Month + 5.75%), 9.41%, 01/28/2031 (aa)	166	167
Victra Holdings LLC, Fifth Amendment Incremental Term Loan, (CME Term SOFR 3 Month + 3.75%), 7.48%, 03/29/2029 (u) (aa)	1,009	996
White Cap Supply Holdings LLC, Tranche C Term Loan, (CME Term SOFR 1 Month + 3.25%), 6.89%, 10/19/2029 (aa)	608	607

		3,050

Total Consumer Cyclical		20,887

Consumer Non-cyclical — 1.5%
Beverages — 0.0% (g)
Celsius, Inc., 2025 Refinancing Term Loan, (CME Term SOFR 3 Month + 2.25%), 5.98%, 04/01/2032 (aa)	388	390

Commercial Services — 0.5%
Albion Financing 3 Sarl (Albion Financing LLC), 2025-A Refinancing U.S. Dollar Term Loan, (Luxembourg), (CME Term SOFR 3 Month + 3.00%), 6.63%, 05/21/2031 (aa)	1,633	1,634
Allied Universal Holdco LLC (f/k/a USAGM Holdco LLC), Amendment No. 7 Replacement U.S. Dollar Term Loan, (CME Term SOFR 1 Month + 3.25%), 6.89%, 08/20/2032 (aa)	1,920	1,920
Anticimex Global AB, Facility B8, (Sweden), (SOFR 3 Month + 2.90%), 6.41%, 11/17/2031	678	679
Bach Finance Ltd., Fifteenth Amendment Dollar Term Loan (First Lien), (Cayman Islands), (CME Term SOFR 3 Month + 2.25%), 5.92%, 01/09/2032 (aa)	656	653
Belron Finance 2019 LLC, New 2031 Dollar Incremental Term Loan, (CME Term SOFR 3 Month + 2.00%), 5.66%, 10/16/2031 (aa)	1,283	1,281
Camelot U.S. Acquisition LLC, Amendment No. 6 Refinancing Term Loan, (CME Term SOFR 1 Month + 2.75%), 6.39%, 01/31/2031 (aa)	475	436
Mavis Tire Express Services Topco, Corp., Initial Term Loan (First Lien), (CME Term SOFR 6 Month + 3.00%), 6.67%, 05/04/2028 (aa)	1,457	1,453
Peloton Interactive, Inc., Initial Term Loan, (CME Term SOFR 1 Month + 5.50%), 9.14%, 05/30/2029 (aa)	266	266

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)

Commercial Services — continued
Shift4 Payments LLC, Amendment No. 3 Refinancing Term Loan (First Lien), (CME Term SOFR 3 Month + 2.00%), 5.73%, 07/03/2032 (aa)	398	397
Townsquare Media, Inc., Initial Term Loan, (CME Term SOFR 6 Month + 5.00%), 8.59%, 02/19/2030 (aa)	312	228
Wand Newco 3, Inc., Tranche B-2 Term Loan (First Lien), (CME Term SOFR 1 Month + 2.50%), 6.14%, 01/30/2031 (aa)	1,402	1,400
Wash Bidco, Inc., 2026-1 Term Loan, (CME Term SOFR 1 Month + 3.00%), 6.64%, 09/10/2032 (u) (aa)	499	499

		10,846

Cosmetics/Personal Care — 0.1%
Opal Holdco 4 SAS, Facility B6, (France), (CME Term SOFR 3 Month + 2.50%), 6.23%, 04/28/2032 (aa)	2,488	2,484
Prestige Brands, Inc., Term B Loan, (CME Term SOFR 1 Month + 2.00%), 5.15%, 06/13/2033 (aa)	692	692

		3,176

Food — 0.0% (g)
B&G Foods, Inc., Term B-5 Term Loan, (CME Term SOFR 1 Month + 3.50%), 7.14%, 10/10/2029 (aa)	190	186
Snacking Investments BidCo Pty Ltd., 2026 Replacement U.S. Term Loan, (Australia), (CME Term SOFR 3 Month + 3.00%), 6.66%, 10/29/2032 (aa)	389	390

		576

Healthcare — Products — 0.3%
Bausch + Lomb Corp., Fourth Amendment Term Loan, (Canada), (CME Term SOFR 1 Month + 3.75%), 7.39%, 01/15/2031 (aa)	505	506
Hanger, Inc.,
Delayed Draw Term Loan, (CME Term SOFR 1 Month + 3.50%), 6.07%, 10/23/2031 (aa)	39	39
Initial Term Loan, (CME Term SOFR 1 Month + 3.50%), 7.14%, 10/23/2031 (aa)	421	422
Hologic, Inc.,
USD Initial Term B Loan (First Lien), (CME Term SOFR 3 Month + 2.25%), 5.99%, 04/07/2033 (aa)	1,695	1,657
Initial Term Loan (Second Lien), (CME Term SOFR 3 Month + 5.00%), 8.74%, 04/07/2034 (aa)	3,795	3,736

SEE NOTES TO FINANCIAL STATEMENTS.

JUNE 30, 2026	SIX CIRCLES TRUST	327

Six Circles Multi-Strategy Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JUNE 30, 2026 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)
Loan Assignments — continued
Consumer Non-cyclical — continued
Healthcare — Products — continued
QuidelOrtho Corp., Term B Loan, (CME Term SOFR 1 Month + 4.00%), 7.64%, 08/20/2032 (aa)	555	545

		6,905

Healthcare — Services — 0.5%
Global Medical Response, Inc., Initial Term Loan, (CME Term SOFR 1 Month + 3.25%), 6.89%, 10/01/2032 (aa)	446	447
Heartland Dental LLC, 2025 Replacement Term Loan, (CME Term SOFR 1 Month + 3.50%), 7.14%, 08/25/2032 (aa)	1,425	1,425
LifePoint Health, Inc.,
2024-2 Refinancing Term Loan (First Lien), (CME Term SOFR 3 Month + 3.50%), 7.18%, 05/17/2031 (aa)	1,012	993
2024-1 Refinancing Term Loan (First Lien), (CME Term SOFR 3 Month + 3.75%), 7.42%, 05/17/2031 (aa)	903	888
National Mentor Holdings, Inc., 2025 Refinancing Term B Loan (First Lien), (CME Term SOFR 1 Month + 6.00%), 3.62%, 12/12/2030 (u) (aa)	264	266
Pediatric Associates Holding Company LLC, Amendment No. 5 Refinancing Term Loan, (CME Term SOFR 3 Month + 5.00%), 8.67%, 12/29/2031 (aa)	345	345
Radiology Partners, Inc., Term B Loan, (CME Term SOFR 3 Month + 4.50%), 8.23%, 06/30/2032 (aa)	793	792
Star Parent, Inc., Term Loan B, (CME Term SOFR 3 Month + 4.00%), 7.73%, 09/27/2030 (aa)	469	470
Surgery Center Holdings, Inc., 2025 Refinancing Term Loan, (CME Term SOFR 1 Month + 2.50%), 6.14%, 12/19/2030 (aa)	1,612	1,612
Aveanna Healthcare LLC, 2026 Refinancing Term Loan (First Lien), (CME Term SOFR 1 Month + 3.00%), 6.64%, 09/17/2032	691	693
IVI America, LLC, Facility B11, (Luxembourg), (CME Term SOFR 3 Month + 3.25%), 6.98%, 04/09/2031	423	423
Team Health Holdings, Inc., 2028-2 Refinancing Term Loan, (CME Term SOFR 3 Month + 4.00%), 7.66%, 06/30/2028 (aa)	1,013	1,013
U.S. Renal Care, Inc., Closing Date Term Loan, (CME Term SOFR 1 Month + 5.00%), 8.76%, 06/28/2028 (aa)	830	814

		10,181

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)

Household Products/Wares — 0.0% (g)
Lavender Dutch BorrowerCo B.V., Facility B (USD), (Netherlands), (CME Term SOFR 3 Month + 3.25%), 6.98%, 12/30/2032 (aa)	219	217

Pharmaceuticals — 0.1%
1261229 B.C. Ltd., Initial Term Loan, (Canada), (CME Term SOFR 1 Month + 6.25%), 9.89%, 10/08/2030 (u) (aa)	734	710
Dechra Pharmaceuticals Holdings Ltd., Facility B3, (United Kingdom), (CME Term SOFR 6 Month + 2.75%), 6.39%, 01/27/2032 (aa)	809	810
Financiere Mendel, Additional Term Facility 2 (USD), (France), (CME Term SOFR 3 Month + 2.75%), 6.39%, 11/12/2030 (u) (aa)	459	459
Paradigm Parent LLC, Initial Term Loan, (CME Term SOFR 3 Month + 4.50%), 8.23%, 04/16/2032 (aa)	452	387

		2,366

Total Consumer Non-cyclical		34,657

Energy — 0.1%
Oil & Gas Services — 0.0% (g)
Goodnight Water Solutions Holdings LLC, Initial Term Loan, (CME Term SOFR 1 Month + 4.00%), 7.64%, 06/04/2029 (aa)	568	568

Pipelines — 0.1%
Calcasieu Pass Funding LLC, Initial Term Loan, (CME Term SOFR 6 Month + 3.25%), 6.95%, 04/11/2033 (aa)	1,242	1,245
NorthRiver Midstream Finance LP, Initial Term B Loan (First Lien), (Canada), (CME Term SOFR 3 Month + 2.25%), 5.94%, 08/16/2030 (aa)	783	783
Pelican Pipeline LLC, Initial Term Loan, (CME Term SOFR 3 Month + 2.75%), 6.48%, 03/25/2033 (aa)	215	215

		2,243

Total Energy		2,811

Financial — 1.9%
Banks — 0.0% (g)
Chrysaor Bidco Sarl, Facility B1 (USD) Loan, (Luxembourg), (CME Term SOFR 3 Month + 3.00%), 6.67%, 10/30/2031 (aa)	328	328
Orbit Private Holdings I Ltd, 2025-1 Incremental Term Loan (First Lien), (United Kingdom), (CME Term SOFR 6 Month + 3.75%), 7.60%, 12/10/2031 (aa)	325	324

		652

SEE NOTES TO FINANCIAL STATEMENTS.

328	SIX CIRCLES TRUST	JUNE 30, 2026

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)
Loan Assignments — continued
Financial — continued
Diversified Financial Services — 0.6%
Aretec Group, Inc. (fka RCS Capital Corp.), Term B-4 Loan (First Lien), (CME Term SOFR 1 Month + 3.00%), 6.64%, 08/09/2030 (aa)	718	716
Citadel Securities Global Holdings LLC, Term Loan, (CME Term SOFR 3 Month + 2.00%), 5.66%, 06/10/2033 (aa)	181	181
Citco Funding LLC, 2026 Term Loan, (CME Term SOFR 3 Month + 2.00%), 5.66%, 01/30/2033 (aa)	303	302
Edelman Financial Center LLC, The (fka Flight Debt Merger Sub Inc.), 2026 Refinancing Term Loan (First Lien), (CME Term SOFR 1 Month + 4.00%), 7.64%, 12/01/2031 (aa)	1,685	1,688
EP Wealth Advisors LLC, Amendment No. 1 Refinancing Term Loan, (CME Term SOFR 3 Month + 2.50%), 6.17%, 10/18/2032 (aa)	454	454
Focus Financial Partners LLC, Tranche C Term Loan, (CME Term SOFR 1 Month + 2.50%), 6.14%, 09/15/2031 (u) (aa)	2,898	2,824
GTCR Everest Borrower LLC, 2026-1 Term Loan, (CME Term SOFR 3 Month + 2.50%), 6.23%, 09/05/2031 (aa)	772	768
HighTower Holding LLC, Amendment No. 10 Replacement Term Loan, (CME Term SOFR 3 Month + 2.75%), 6.41%, 02/03/2032 (aa)	99	98
Jane Street Group LLC, Seventh Amendment Extended Term Loan, (CME Term SOFR 3 Month + 2.00%), 5.67%, 12/15/2031 (u) (aa)	1,808	1,790
Mermaid Bidco Inc., Facility B (USD), (CME Term SOFR 3 Month + 3.25%), 6.91%, 07/03/2031 (aa)	272	263
Orion Advisor Solutions, Inc., 2026 Refinancing Term Loan (First Lien), (CME Term SOFR 3 Month + 2.75%), 6.41%, 09/24/2030 (aa)	233	231
Orion Midco Ltd, Initial Term Loan (First Lien), (Jersey), (CME Term SOFR 3 Month + 3.50%), 7.17%, 10/08/2032 (aa)	773	773
Orion US Finco, Inc., Initial Term Loan (Second Lien), (CME Term SOFR 3 Month + 5.50%), 9.17%, 10/10/2033 (aa)	935	921
Osaic Holdings, Inc., Term B-1 Loan, (CME Term SOFR 3 Month + 2.50%), 6.23%, 07/30/2032 (aa)	1,115	1,099
PEX Holdings LLC, Term Loan, (CME Term SOFR 3 Month + 2.75%), 6.48%, 11/26/2031 (aa)	321	320

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)

Diversified Financial Services — continued
Speed Midco 3 Sarl, Facility B (USD), (Luxembourg), (CME Term SOFR 6 Month + 2.50%), 6.19%, 10/07/2032 (aa)	388	384
Tegra118 Wealth Solutions, Inc., Initial Term Loan, (CME Term SOFR 3 Month + 4.00%), 7.67%, 01/27/2033 (aa)	500	500
VCI Asset Holdings 3 LLC, Loan, 6.88%, 04/24/2031	240	243

		13,555

Insurance — 1.2%
Acrisure LLC,
2024 Repricing Term B-6 Loan (First Lien), (CME Term SOFR 1 Month + 3.00%), 6.64%, 11/06/2030 (u) (aa)	2,470	2,229
2025 Term B Loan (First Lien), (CME Term SOFR 1 Month + 3.25%), 6.89%, 06/21/2032 (aa)	183	165
Alera Group, Inc.,
2026-1 New Term Loan (First Lien), (CME Term SOFR 1 Month + 2.75%), 6.39%, 05/30/2032 (aa)	1,843	1,748
Initial Term Loan (Second Lien), (CME Term SOFR 1 Month + 5.50%), 9.14%, 05/30/2033 (aa)	4,430	4,205
Alliant Holdings Intermediate LLC, 2025 Replacement Term Loan, (CME Term SOFR 1 Month + 2.50%), 6.14%, 09/19/2031 (aa)	2,747	2,708
AmWINS Group, Inc., 2026 Refinancing Term Loan, 01/30/2032 (u) (aa)	579	565
Asurion LLC,
New Term B-14 Term Loan (First Lien), (CME Term SOFR 3 Month + 3.75%), 7.41%, 02/23/2033 (aa)	467	440
New Term B-13 Term Loan (First Lien), (CME Term SOFR 3 Month + 4.25%), 7.91%, 09/19/2030 (aa)	452	447
New B-4 Term Loan (Second Lien), (CME Term SOFR 3 Month + 5.25%), 9.18%, 01/20/2029 (aa)	1,616	1,595
CRC Insurance Group LLC,
Amendment No.1 Replacement Term Loan (First Lien), (CME Term SOFR 3 Month + 2.75%), 6.48%, 05/06/2031 (aa)	393	383
Initial Term Loan (Second Lien), (CME Term SOFR 3 Month + 4.75%), 8.48%, 05/06/2032 (aa)	2,959	2,863
Hub International Ltd., 2025 Incremental Term Loan, (CME Term SOFR 3 Month + 2.25%), 5.92%, 06/20/2030 (aa)	3,171	3,165

SEE NOTES TO FINANCIAL STATEMENTS.

JUNE 30, 2026	SIX CIRCLES TRUST	329

Six Circles Multi-Strategy Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JUNE 30, 2026 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)
Loan Assignments — continued
Financial — continued
Insurance — continued
Jones DesLauriers Insurance Management Inc., 2026-1 Term Loan (First Lien), (Canada), (CME Term SOFR 3 Month + 3.00%), 6.66%, 02/02/2033 (aa)	980	936
OneDigital Borrower LLC, Initial Loan (Second Lien), (CME Term SOFR 1 Month + 5.25%), 8.89%, 07/02/2032 (aa)	1,265	1,219
Ryan Specialty LLC, 2024 Term Loan, (CME Term SOFR 1 Month + 2.00%), 5.64%, 09/15/2031 (aa)	330	330
Sedgwick Claims Management Services, Inc. (Lightning Cayman Merger Sub, Ltd.), 2024 Term Loan, (CME Term SOFR 1 Month + 2.50%), 6.14%, 07/31/2031 (u) (aa)	3,400	3,356

		26,354

Investment Companies — 0.0% (g)
Acuren Delaware Holdco, Inc.(Acuren Holdings, Inc.), Amendment No.3 Term Loan, (CME Term SOFR 1 Month + 2.50%), 6.14%, 07/30/2031 (aa)	399	399

Real Estate — 0.1%
Blackstone Mortgage Trust, Inc., Term B-9 Loan, (CME Term SOFR 1 Month + 2.50%), 6.14%, 12/10/2030 (aa)	285	284
Daintree Bidco Pty Ltd, Initial Term B-2 Loan, (Australia), (CME Term SOFR 3 Month + 4.50%), 8.16%, 04/11/2033 (aa)	770	766

		1,050

REITS — 0.0% (g)
KREF Holdings X LLC, 2025 Replacement Term Loan, (CME Term SOFR 1 Month + 2.50%), 6.14%, 03/05/2032 (aa)	582	558

Total Financial		42,568

Industrial — 1.4%
Aerospace/Defense — 0.3%
Bleriot US Bidco Inc., 2024 Term Loan, (CME Term SOFR 3 Month + 2.25%), 5.98%, 10/31/2030 (u) (aa)	559	558
Dynasty Acquisition Co., Inc.,
Initial Term B-1 Loan, (CME Term SOFR 1 Month + 2.00%), 5.64%, 10/31/2031 (u) (aa)	1,064	1,066
Initial Term B-2 Loan, (CME Term SOFR 1 Month + 2.00%), 5.64%, 10/31/2031 (u) (aa)	405	406
Kaman Corp., 2026-1 New Term Loan, (CME Term SOFR 3 Month + 2.00%), 5.67%, 02/26/2032 (aa)	283	282

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)

Aerospace/Defense — continued
PMI (US) Bidco, Inc., Initial Term Loan, (CME Term SOFR 3 Month + 3.25%), 6.98%, 03/16/2033 (aa)	91	91
TransDigm, Inc.,
New Tranche K Term Loan, (CME Term SOFR 1 Month + 2.25%), 5.89%, 03/22/2030 (aa)	721	721
New Tranche J Term Loan, (CME Term SOFR 1 Month + 2.50%), 6.14%, 02/28/2031 (aa)	2,003	2,003
Tranche M Term Loan, (CME Term SOFR 1 Month + 2.50%), 6.14%, 08/19/2032 (aa)	587	587
Tranche N Term Loan, (CME Term SOFR 1 Month + 2.50%), 6.14%, 02/13/2033 (aa)	80	80

		5,794

Building Materials — 0.2%
Chariot Buyer LLC, Refinancing Term Loan (First Lien), (CME Term SOFR 1 Month + 3.00%), 6.64%, 09/08/2032 (aa)	1,370	1,370
CP Atlas Buyer, Inc., 2025 Term B Loan, (CME Term SOFR 1 Month + 5.25%), 8.89%, 07/08/2030 (aa)	496	434
MI Windows and Doors LLC, Term B-3 Loan, (CME Term SOFR 1 Month + 2.75%), 6.39%, 03/28/2031 (aa)	482	475
Quikrete Holdings, Inc., Tranche B-3 Term Loan (First Lien), (CME Term SOFR 1 Month + 2.25%), 5.89%, 02/10/2032 (aa)	1,841	1,838
Watlow Electric Manufacturing Company, Initial Term Loan (2026), (CME Term SOFR 3 Month + 2.75%), 6.42%, 06/17/2033 (aa)	471	470

		4,587

Electronics — 0.1%
Resilience Parent LLC,
Initial Term Loan (First Lien), (CME Term SOFR 3 Month + 2.50%), 6.23%, 02/28/2033 (aa)	1,785	1,781
Initial Term Loan Second Lien, (CME Term SOFR 3 Month + 5.25%), 8.98%, 02/27/2034 (aa) (bb)	1,582	1,566

		3,347

Engineering & Construction — 0.0% (g)
Signature Aviation US Holdings, Inc., Incremental Term B-2 Facility, (CME Term SOFR 3 Month + 2.50%), 6.16%, 07/01/2031 (aa)	985	987

SEE NOTES TO FINANCIAL STATEMENTS.

330	SIX CIRCLES TRUST	JUNE 30, 2026

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)
Loan Assignments — continued
Industrial — continued
Environmental Control — 0.1%
Filtration Group Corp., 2025-B Incremental Dollar Term Loan, (CME Term SOFR 1 Month + 2.50%), 6.14%, 10/21/2028 (aa)	1,361	1,361

Hand/Machine Tools — 0.0% (g)
Alliance Laundry Systems LLC, Initial Term B Loan, (CME Term SOFR 3 Month + 2.25%), 5.91%, 08/19/2031 (aa)	177	177
Madison Safety & Flow LLC, 2025-B Incremental Term Loan (First Lien), (PRIME 3 Month + 1.50%), 8.25%, 09/26/2031	337	337

		514

Machinery — Diversified — 0.3%
Engineered Machinery Holdings, Inc.,
2025 USD Refinancing Term Loan, (CME Term SOFR 3 Month + 3.25%), 6.98%, 11/26/2032 (aa)	1,919	1,927
Incremental Amendment No. 3 Term Loan (Second Lien), (CME Term SOFR 3 Month + 6.00%), 9.99%, 05/21/2029 (u) (aa)	1,744	1,742
INNIO Group Holding GmbH, Extended Facility B (USD), (Austria), (CME Term SOFR 3 Month + 1.50%), 5.15%, 11/02/2031 (aa)	392	390
Merlin Buyer Inc., Term Loan (First Lien), (CME Term SOFR 3 Month + 4.00%), 7.73%, 04/15/2033 (u) (aa)	811	812
Pro Mach Group, Inc., Amendment No. 8 Refinancing Term Loan, (CME Term SOFR 1 Month + 2.50%), 6.14%, 10/15/2032 (aa)	1,568	1,568
TK Elevator Midco GmbH, Facility B (USD), (Germany), (CME Term SOFR 6 Month + 2.75%), 6.38%, 04/30/2030 (aa)	1,390	1,395

		7,834

Metal Fabricate/Hardware — 0.1%
Worthington Steel, Inc., Initial Term Loan, (CME Term SOFR 1 Month + 4.00%), 7.62%, 06/01/2033 (u) (aa)	1,255	1,251

Miscellaneous Manufacturers — 0.0% (g)
A. B. Boyd Co., Initial Term Loan (2026), (CME Term SOFR 1 Month + 4.50%), 8.14%, 11/14/2031 (u) (aa)	412	400
LSF12 Helix Parent LLC, Initial Term Loan, (CME Term SOFR 1 Month + 3.50%), 7.14%, 02/10/2033 (u) (aa)	305	299

		699

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)

Packaging & Containers — 0.2%
Charter Next Generation, Inc., Initial Term Loan (First Lien), (CME Term SOFR 1 Month + 2.50%), 6.11%, 11/29/2030 (aa)		2,572	2,571
ProAmpac PG Borrower LLC, Initial USD Term Loan (First Lien), (CME Term SOFR 3 Month + 4.00%), 7.66%, 03/07/2033 (aa)		361	354
Sword Purchaser LLC, Initial Dollar Term Loan, (CME Term SOFR 1 Month + 4.00%), 7.64%, 04/09/2033 (aa)		1,650	1,607

			4,532

Transportation — 0.1%
Edge Finco plc, Additional Facility B1, (United Kingdom), 08/22/2031 (u)	EU	R 1,000	1,149

Total Industrial			32,055

Technology — 1.5%
Computers — 0.1%
Ahead DB Holdings LLC, Term B-5 Loan (First Lien), (CME Term SOFR 3 Month + 2.50%), 6.23%, 02/01/2031 (u) (aa)		344	338
Kaseya Inc., Initial Term Loan (Second Lien), (CME Term SOFR 3 Month + 5.00%), 8.66%, 03/21/2033 (aa)		1,376	828
McAfee Corp., Second Amendment Tranche B-1 Term Loan, (CME Term SOFR 1 Month + 3.00%), 6.64%, 03/01/2029 (aa)		1,655	1,465
Trio BidCo LLC, Closing Date Term B Loan, (CME Term SOFR 3 Month + 4.00%), 7.73%, 10/29/2032 (aa)		790	774

			3,405

Semiconductors — 0.1%
Altar BidCo, Inc.,
Initial Term Loan (First Lien), (CME Term SOFR 12 Month + 3.35%), 6.86%, 02/01/2029 (u) (aa)		1,347	1,345
Initial Term Loan (Second Lien), (CME Term SOFR 12 Month + 5.60%), 9.11%, 02/01/2030 (aa)		50	47
Icon Parent I Inc., 2025 Term Loan (First Lien), (CME Term SOFR 3 Month + 2.75%), 6.45%, 11/13/2031 (aa)		1,182	1,103

			2,495

Software — 1.3%
Applied Systems, Inc.,
Tranche B-1 Term Loan (First Lien), (CME Term SOFR 3 Month + 2.25%), 5.98%, 02/24/2031 (u) (aa)		1,813	1,779

SEE NOTES TO FINANCIAL STATEMENTS.

JUNE 30, 2026	SIX CIRCLES TRUST	331

Six Circles Multi-Strategy Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JUNE 30, 2026 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)
Loan Assignments — continued
Technology — continued
Software — continued
Initial Term Loan (2024) (Second Lien), (CME Term SOFR 3 Month + 4.50%), 8.23%, 02/23/2032 (aa)	1,798		1,771
Ascend Learning LLC, Amendment No. 5 Incremental Term Loan, (CME Term SOFR 1 Month + 3.00%), 6.64%, 12/11/2028 (aa)	1,433		1,396
athenahealth Group Inc., Fourth Amendment Term Loan, (CME Term SOFR 1 Month + 3.25%), 6.89%, 02/16/2032 (aa)	899		889
Avalara, Inc., First Amendment Term Loan, (CME Term SOFR 3 Month + 2.50%), 6.23%, 03/26/2032 (aa)	1,441		1,377
Cloud Software Group, Inc.,
Tenth Amendment Tranche B-2 Term Loan, (CME Term SOFR 3 Month + 3.25%), 6.98%, 03/21/2031 (u) (aa)	478		417
Tenth Amendment Tranche B-1 Term Loan, (CME Term SOFR 3 Month + 3.25%), 6.98%, 08/13/2032 (u) (aa)	630		543
CoreWeave Financing DDTL V LLC, Delayed Draw Loan, (CME Term SOFR 1 Month + 0.50%), 3.21%, 11/15/2031 (u) (aa)	167		171
Dayforce Bidco LLC, Initial Term Loan, (CME Term SOFR 3 Month + 3.00%), 6.66%, 02/04/2033 (u) (aa)	1,535		1,395
ECi Macola/MAX Holding LLC, 2025 Repricing Term Loan (First Lien), (CME Term SOFR 3 Month + 2.75%), 6.48%, 05/09/2030 (aa)	398		377
Ellucian Holdings, Inc..,
Initial Term Loan (First Lien), (CME Term SOFR 1 Month + 2.50%), 6.14%, 10/09/2029 (u) (aa)	1,418		1,365
Initial Term Loan (Second Lien), (CME Term SOFR 1 Month + 4.75%), 8.39%, 11/22/2032 (aa)	2,682		2,582
Epicor Software Corp., Term F Loan, (CME Term SOFR 1 Month + 2.75%), 6.39%, 05/30/2031 (u) (aa)	1,564		1,492
Genuine Financial Holdings LLC, 2025 Replacement Term Loan (First Lien), (CME Term SOFR 1 Month + 3.25%), 6.89%, 09/27/2030 (u) (aa)	—	(h)	—	(h)
Javelin Buyer, Inc., Term Loan (Second Lien), (CME Term SOFR 3 Month + 5.00%), 8.67%, 12/06/2032 (aa)	1,060		954
Oak-Eagle Acquireco, Inc., Term Loan B1, 03/24/2033 (u) (aa)	3,260		3,267
Playtika Holding Corp., Term B-1 Loan, (CME Term SOFR 1 Month + 2.75%), 6.51%, 03/13/2028 (aa)	128		124

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)

Software — continued
Project Boost Purchaser LLC, 2025-2 Refinancing Term Loan (First Lien), (CME Term SOFR 3 Month + 2.75%), 6.48%, 07/16/2031 (aa)	961	934
RealPage, Inc.,
Initial Term Loan (First Lien), (CME Term SOFR 3 Month + 3.00%), 6.99%, 04/24/2028 (aa)	123	115
2024-1 Incremental Term Loan (First Lien), (CME Term SOFR 3 Month + 3.75%), 7.48%, 04/24/2028 (aa)	1,700	1,595
Red Planet Borrower LLC, Fourth Amendment Incremental Term Loan, (CME Term SOFR 1 Month + 3.75%), 7.39%, 09/08/2032 (aa)	949	948
Renaissance Holding Corp., 2024-2 Term Loan (First Lien), (CME Term SOFR 3 Month + 4.00%), 7.66%, 04/05/2030 (aa)	787	620
Skopima Consilio Parent LLC, Amendment No.5 Term Loan (First Lien), 05/12/2028 (u) (aa)	75	61
Storable, Inc., Initial Term Loan (First Lien), (CME Term SOFR 1 Month + 3.25%), 6.89%, 04/16/2031 (aa)	940	836
UKG Inc., 2024 Refinancing Term Loan (First Lien), (CME Term SOFR 3 Month + 2.25%), 5.91%, 02/10/2031 (aa)	3,276	3,078
Waystar Technologies, Inc., Initial Term Loan (First Lien), (CME Term SOFR 1 Month + 2.00%), 5.64%, 10/22/2029 (aa)	537	535

		28,621

Total Technology		34,521

Utilities — 0.2%
Electric — 0.2%
Alpha Generation LLC, Initial Term B Loan, (CME Term SOFR 1 Month + 1.75%), 5.39%, 09/30/2031 (u) (aa)	1,251	1,238
Compass Power Generation LLC, Tranche B-5 Term Loan, (CME Term SOFR 1 Month + 2.50%), 6.15%, 04/14/2029 (aa)	434	433
Constellation Renewables LLC, Loan, (CME Term SOFR 3 Month + 2.00%), 5.67%, 12/15/2027 (aa)	811	808
Hamilton Projects Acquiror LLC, 2025-2 Repricing Term Loan, (CME Term SOFR 1 Month + 2.50%), 6.14%, 05/30/2031 (aa)	713	715
MRP Buyer LLC, Closing Date Term Loan, (CME Term SOFR 3 Month + 3.25%), 6.98%, 06/04/2032 (aa)	357	358

SEE NOTES TO FINANCIAL STATEMENTS.

332	SIX CIRCLES TRUST	JUNE 30, 2026

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)			VALUE($)
Loan Assignments — continued
Utilities — continued
Electric — continued
Talen Energy Supply LLC,
2024-1 Incremental Term B Loan, (CME Term SOFR 1 Month + 1.75%), 5.39%, 12/15/2031 (aa)		824		819
Initial Term B Loan, (CME Term SOFR 1 Month + 1.75%), 5.39%, 11/25/2032 (aa)		983		976

Total Utilities				5,347

Total Loan Assignments (Cost $202,600)				198,979

Short-Term Investments — 50.8%
Repurchase Agreement — 0.3%
Citigroup Global Markets, Inc., 3.69%, dated 06/30/2026 due 07/01/2026, repurchase price $5,600 collateralized by US Treasury Bonds, 0.00%, due 09/08/2026, with a value of $5,755		5,600		5,600

Time Deposits — 7.7%
Australia & New Zealand Banking Group Ltd.,
1.76%, 07/02/2026	HKD	1,489		190
2.94%, 07/01/2026	AUD	1,734		1,201
2.97%, 07/01/2026		8,914		8,914
Brown Brothers Harriman & Co.,
0.24%, 07/01/2026	JPY	—	(h)	—	(h)
0.33%, 07/01/2026	SGD	246		190
2.96%, 07/01/2026	NOK	4,933		498
Citibank NA,
1.13%, 07/01/2026 (c)	EUR	9,042		10,331
2.67%, 07/01/2026 (c)	GBP	296		393
2.97%, 07/01/2026 (c)		126,428		126,428
Royal Bank of Canada,
1.02%, 07/02/2026 (c)	CAD	530		374
2.97%, 07/01/2026 (c)		1,326		1,326
Skandinaviska Enskilda Banken AB, 0.58%, 07/01/2026	SEK	1,938		200
Sumitomo Mitsui Banking Corp.,
0.24%, 07/01/2026	JPY	1,753,770		10,786
2.97%, 07/01/2026		742		742
Sumitomo Mitsui Trust Bank Ltd., 2.97%, 07/01/2026		13,966		13,966

Total Time Deposits				175,539

U.S. Treasury Obligations — 42.8%
U.S. Treasury Bills,
3.58%, 08/04/2026 (n) (hh) (ii)		15,062		15,011
3.59%, 07/16/2026 (n)		328,000		327,507
3.59%, 07/16/2026 (c) (n)		11,000		10,983
3.59%, 07/14/2026 (n)		26,159		26,126
3.60%, 08/06/2026 (n) (hh) (ii)		129,111		128,644
3.60%, 07/02/2026 (n)		11,250		11,249
3.61%, 07/09/2026 (n)		51,404		51,363
3.61%, 08/20/2026 (n)		33,000		32,833
3.61%, 08/18/2026 (n)		18,100		18,012
3.62%, 07/07/2026 (n)		11,227		11,220

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)

U.S. Treasury Obligations— continued
3.62%, 07/30/2026 (n)	12,750	12,713
3.62%, 07/28/2026 (n) (hh)	28,172	28,095
3.62%, 07/23/2026 (n)	12,000	11,974
3.62%, 08/11/2026 (n) (hh)	10,353	10,310
3.63%, 07/21/2026 (n) (ii)	12,562	12,537
3.63%, 08/13/2026 (n) (ii)	20,026	19,939
3.64%, 01/21/2027 (n)	13,730	13,444
3.64%, 08/27/2026 (n)	24,000	23,860
3.64%, 09/03/2026 (n)	44,017	43,731
3.64%, 09/03/2026 (c)	5,000	4,968
3.65%, 09/08/2026 (n)	18,000	17,873
3.65%, 09/15/2026 (n)	14,200	14,091
3.65%, 08/25/2026 (n)	8,000	7,955
3.65%, 09/17/2026 (n)	15,000	14,881
3.65%, 09/17/2026 (c) (n)	5,500	5,457
3.65%, 10/08/2026 (c) (n)	5,000	4,949
3.66%, 09/10/2026 (n)	46,588	46,254
3.66%, 09/10/2026 (c) (n)	6,500	6,453
3.69%, 02/18/2027 (n)	10,012	9,770
3.69%, 09/29/2026 (n)	14,500	14,367
3.71%, 03/18/2027 (n)	10,783	10,490
3.83%, 12/03/2026 (c) (n)	7,000	6,886

Total U.S. Treasury Obligations		973,945

Total Short-Term Investments (Cost $1,155,156)		1,155,084

Total Investments, Before Short Positions — 124.8% (Cost—$2,849,617)		2,839,058

Liabilities in Excess of Other Assets — (24.8)%		(564,250)

NET ASSETS — 100.0%		$2,274,808

Short Positions — 8.6%
Mortgage-Backed Securities — 8.6%
FNMA or FHLMC, Single Family, 30 years,
TBA, 2.00%, 07/01/2056 (w)	500	400
TBA, 2.50%, 07/01/2056 (w)	3,300	2,762
TBA, 3.00%, 07/01/2056 (w)	1,700	1,485
TBA, 3.00%, 08/01/2056 (w)	1,700	1,485
TBA, 6.00%, 07/01/2056 (w)	61,255	62,624
TBA, 6.00%, 08/01/2056 (w)	43,955	44,795
TBA, 6.00%, 09/01/2056 (w)	43,955	44,748
TBA, 6.50%, 07/01/2056 (w)	25,000	25,861
TBA, 6.50%, 08/01/2056 (w)	4,500	4,650
GNMA, Single Family, 30 years,
TBA, 2.50%, 08/01/2056 (w)	4,000	3,420
TBA, 4.00%, 07/01/2056 (w)	2,700	2,513

Total Mortgage-Backed Securities (Cost $194,284)		194,743

Total Securities Sold Short— 8.6% (Proceeds $194,284)		194,743

Percentages indicated are based on net assets.

SEE NOTES TO FINANCIAL STATEMENTS.

JUNE 30, 2026	SIX CIRCLES TRUST	333

Six Circles Multi-Strategy Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JUNE 30, 2026 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

Futures contracts outstanding as of June 30, 2026:
Exchange Traded
DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION)($)
Long Contracts
3MO Euro EURIBOR	68	03/2029	EUR	18,918	6
90 Day Bank Accepted Bills	3	12/2026	AUD	2,053	1
90 Day Bank Accepted Bills	2	03/2027	AUD	1,369	1
90 Day Bank Accepted Bills	1	06/2027	AUD	685	—	(h)
90 Day Bank Accepted Bills	1	09/2027	AUD	685	—	(h)
90 Day Bank Accepted Bills	1	12/2027	AUD	685	—	(h)
ASX SPI 200 Index	8	09/2026	AUD	1,236	(21)
Australian Dollar	289	09/2026	USD	20,390	(417)
Bovespa Index-Mini	432	08/2026	BRL	2,926	—
Brent Crude Oil	47	07/2026	USD	3,868	(440	)(c)
Brent Crude Oil	10	08/2026	USD	761	(31	)(c)
British Pound	196	09/2026	USD	16,379	(141)
CAC40 10 Euro	77	07/2026	EUR	7,426	(27)
Canadian Government 10 Year Bond	159	09/2026	CAD	13,507	70
Canola	163	11/2026	CAD	1,822	(132	)(c)
Cboe Volatility Index	96	07/2026	USD	1,960	(236)
Cboe Volatility Index	25	08/2026	USD	533	(59)
Cboe Volatility Index	7	09/2026	USD	151	(13)
Coffee	3	09/2026	USD	282	52	(c)
Copper	121	09/2026	USD	19,763	(844	)(c)
Cotton	31	12/2026	USD	1,238	(48	)(c)
Crude Oil	28	07/2026	USD	2,509	(563	)(c)
Crude Oil	89	08/2026	USD	6,659	(494	)(c)
Czech Koruna Cross-Rate	3	09/2026	EUR	564	(1)
Dax Index	7	09/2026	EUR	5,050	(24)
Dollar Index	271	07/2026	KRW	2,673	35
Dollar Index	6	08/2026	KRW	60	—	(h)
Dollar Index	20	09/2026	USD	1,993	26
E-mini Russell 2000 Index	235	09/2026	USD	34,224	1,562
Euro BTP Italian Government Bonds	146	09/2026	EUR	19,729	181
Euro STOXX 50 Index	122	09/2026	EUR	8,797	63
Euro-Oat French Government Bonds	52	09/2026	EUR	7,094	35
Feeder Cattle	6	08/2026	USD	1,105	(11	)(c)
Feeder Cattle	6	09/2026	USD	1,085	3	(c)
Frozen Concentrated Orange Juice	1	09/2026	USD	24	1	(c)
FTSE 100 Index	105	09/2026	GBP	14,643	39
FTSE MIB Index	40	09/2026	EUR	11,977	(121)
Gas Oil	2	07/2026	USD	210	(24	)(c)
Gas Oil	27	08/2026	USD	2,500	(40	)(c)
Gas Oil	4	09/2026	USD	353	(—	)(c)(h)
Gasoline RBOB	33	07/2026	USD	4,021	(8	)(c)
Gasoline RBOB	11	08/2026	USD	1,262	(1	)(c)
Gasoline RBOB	1	09/2026	USD	112	(9	)(c)
Gold 100 oz	35	08/2026	USD	15,452	(1,317	)(c)
Hard Red Winter Wheat	16	09/2026	USD	506	(5	)(c)
Hungarian Forint	10	09/2026	EUR	956	(946)
KOSPI 200 Index	42	09/2026	KRW	8,595	792
Live Cattle	20	08/2026	USD	1,929	10	(c)
Live Cattle	1	12/2026	USD	96	(2	)(c)
Live Cattle	10	10/2026	USD	926	20	(c)

SEE NOTES TO FINANCIAL STATEMENTS.

334	SIX CIRCLES TRUST	JUNE 30, 2026

Futures contracts outstanding as of June 30, 2026:
Exchange Traded
DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION)($)
Live Cattle	3	02/2027	USD	289	(4	)(c)
Long Gilt	231	09/2026	GBP	27,029	306
Mexican Peso	1,557	09/2026	USD	44,300	(66)
Mini MSCI EAFE Index	361	09/2026	USD	55,414	1,358
MSCI Emerging Markets Index	379	09/2026	USD	32,028	1,273
NASDAQ 100 E-mini Index	36	09/2026	USD	21,279	698
Natural Gas	26	07/2026	USD	841	11	(c)
Natural Gas	4	08/2026	USD	128	(—	)(c)(h)
Natural Gas	1	09/2026	USD	33	(1	)(c)
Natural Gas	1	10/2026	USD	34	(—	)(c)(h)
New York Harbor ULSD	19	07/2026	USD	2,595	(19	)(c)
New York Harbor ULSD	2	08/2026	USD	281	(15	)(c)
OMXS 30 Index	243	07/2026	SEK	7,906	156
Platinum	17	10/2026	USD	1,557	(226	)(c)
Polish Zloty	9	09/2026	EUR	1,206	(14)
Rapeseed Euro	83	07/2026	EUR	2,384	11	(c)
Rapeseed Euro	2	10/2026	EUR	59	(1	)(c)
Robusta Coffee 10-Tonne	12	09/2026	USD	413	26	(c)
Robusta Coffee 10-Tonne	1	11/2026	USD	36	—	(c)(h)
S&P 500 E-mini Index	141	09/2026	USD	52,631	584
S&P Mid 400 E-mini Index	81	09/2026	USD	30,551	918
S&P Toronto Stock Exchange 60 Index	69	09/2026	CAD	20,030	(28)
SGX FTSE China A50 Index	499	07/2026	USD	7,703	38
SGX FTSE Taiwan Index	17	07/2026	USD	2,753	(4)
SGX MSCI Singapore Index	250	07/2026	SGD	9,262	(16)
SGX Nikkei	18	09/2026	JPY	3,586	305
Short Euro-BTP	15	09/2026	EUR	1,828	7
Silver	6	09/2026	USD	2,119	(321	)(c)
SOFR 3 Month	75	09/2026	USD	18,142	(86)
SOFR 3 Month	150	06/2027	USD	36,180	(210)
South African Rand	44	09/2026	USD	1,322	12
Soybean	6	09/2026	USD	341	(3	)(c)
Soybean Oil	174	09/2026	USD	7,320	(384	)(c)
TOPIX Index	36	09/2026	JPY	8,683	180
U.S. Treasury 10 Year Note	245	09/2026	USD	26,881	42
U.S. Treasury Long Bond	63	09/2026	USD	7,134	16
U.S. Treasury Ultra Bond	49	09/2026	USD	5,623	69
U.S. Ultra Treasury 10 Year Note	133	09/2026	USD	14,838	120

					1,654

Short Contracts
3MO Euro EURIBOR	(195)	12/2026	EUR	(54,191)	(73)
3MO Euro EURIBOR	(148)	03/2027	EUR	(41,111)	(60)
3MO Euro EURIBOR	(150)	06/2027	EUR	(41,667)	(62)
3MO Euro EURIBOR	(405)	09/2027	EUR	(112,495)	(208)
3MO Euro EURIBOR	(107)	12/2027	EUR	(29,748)	(38)
3MO Euro EURIBOR	(61)	03/2028	EUR	(16,963)	(21)
3MO Euro EURIBOR	(155)	06/2028	EUR	(43,090)	(65)
3MO Euro EURIBOR	(21)	09/2028	EUR	(5,839)	(7)
ASX SPI 200 Index	(1)	09/2026	AUD	(153)	1
Australian Dollar	(185)	09/2026	USD	(12,932)	147
Australian Government 3 Year Bond	(159)	09/2026	AUD	(11,470)	(45)

SEE NOTES TO FINANCIAL STATEMENTS.

JUNE 30, 2026	SIX CIRCLES TRUST	335

Six Circles Multi-Strategy Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JUNE 30, 2026 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

Futures contracts outstanding as of June 30, 2026:
Exchange Traded
DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION)($)
Australian Government 10 Year Bond	(200)	09/2026	AUD	(15,003)	(204)
Bovespa	(155)	07/2026	BRL	(7,820)	—
British Pound	(234)	09/2026	USD	(19,433)	48
CAC40 10 Euro	(25)	07/2026	EUR	(2,414)	12
Canadian Dollar	(926)	09/2026	USD	(66,722)	1,309
Canadian Government 2 Year Bond	(6)	09/2026	CAD	(444)	(1)
Canola	(35)	11/2026	CAD	(371)	9	(c)
Canola	(2)	01/2027	CAD	(22)	1	(c)
Cocoa	(18)	09/2026	GBP	(691)	(220	)(c)
Cocoa	(42)	09/2026	USD	(1,628)	(505	)(c)
Coffee	(24)	09/2026	USD	(2,211)	(457	)(c)
Corn	(214)	09/2026	USD	(4,501)	42	(c)
Corn	(31)	12/2026	USD	(715)	39	(c)
Corn	(3)	03/2027	USD	(72)	4	(c)
Corn	(1)	05/2027	USD	(23)	—	(c)(h)
Corn	(1)	07/2027	USD	(23)	—	(c)(h)
CORRA 3 Month	(4)	03/2027	CAD	(687)	(1)
CORRA 3 Month	(4)	06/2027	CAD	(686)	(—	)(h)
CORRA 3 Month	(4)	09/2027	CAD	(685)	(1)
CORRA 3 Month	(3)	12/2027	CAD	(514)	—	(h)
CORRA 3 Month	(3)	03/2028	CAD	(513)	(1)
Dax Index	(7)	09/2026	EUR	(5,016)	(10)
ECX Emission	(2)	12/2026	EUR	(190)	7	(c)
E-mini Dow Jones Industrial Average Index	(25)	09/2026	USD	(6,433)	(150)
E-mini Russell 2000 Index	(102)	09/2026	USD	(14,946)	(586)
Euro BOBL	(159)	09/2026	EUR	(20,879)	(83)
Euro Bund	(82)	09/2026	EUR	(11,805)	(125)
Euro Buxl	(56)	09/2026	EUR	(6,946)	(170)
Euro Fx	(713)	09/2026	USD	(103,123)	1,017
Euro Schatz	(1,160)	09/2026	EUR	(140,137)	(304)
Euro STOXX 50 Index	(36)	09/2026	EUR	(2,595)	(19)
Euro-Oat French Government Bonds	(44)	09/2026	EUR	(5,991)	(41)
FTSE 40 Index	(25)	09/2026	ZAR	(1,637)	70
Gold 100 oz	(15)	08/2026	USD	(6,537)	479	(c)
Hang Seng China Enterprise Index	(94)	07/2026	HKD	(4,564)	49
Hang Seng Index	(58)	07/2026	HKD	(8,527)	79
Hard Red Winter Wheat	(43)	09/2026	USD	(1,398)	54	(c)
Hard Red Winter Wheat	(12)	12/2026	USD	(404)	20	(c)
Hard Red Winter Wheat	(2)	03/2027	USD	(70)	5	(c)
IBEX 35 Index	(3)	07/2026	EUR	(654)	(11)
ICE 3 Month SONIA	(13)	03/2027	GBP	(4,136)	(3)
ICE 3 Month SONIA	(10)	06/2027	GBP	(3,180)	(2)
ICE 3 Month SONIA	(13)	09/2027	GBP	(4,133)	(3)
ICE 3 Month SONIA	(88)	12/2027	GBP	(27,942)	(67)
ICE 3 Month SONIA	(1)	09/2028	GBP	(318)	(—	)(h)
IFSC NIFTY 50 Index	(218)	07/2026	USD	(10,510)	44
Israeli Shekel	(5)	09/2026	USD	(1,704)	22
Japan Government 10 Year Bond	(65)	09/2026	JPY	(50,977)	(101)
Japanese Yen	(2,020)	09/2026	USD	(158,552)	2,330
Korea 3-Year Bond	(26)	09/2026	KRW	(1,728)	(6)
Korea 10-Year Bond	(32)	09/2026	KRW	(2,197)	(18)

SEE NOTES TO FINANCIAL STATEMENTS.

336	SIX CIRCLES TRUST	JUNE 30, 2026

Futures contracts outstanding as of June 30, 2026:
Exchange Traded
DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION)($)
Lean Hogs	(2)	07/2026	USD	(85)	10	(c)
Lean Hogs	(4)	08/2026	USD	(163)	6	(c)
Lean Hogs	(34)	10/2026	USD	(1,108)	(8	)(c)
Lean Hogs	(58)	12/2026	USD	(1,804)	96	(c)
Milling Wheat	(452)	09/2026	EUR	(5,343)	127	(c)
Milling Wheat	(50)	12/2026	EUR	(610)	13	(c)
Milling Wheat	(4)	03/2027	EUR	(50)	1	(c)
Milling Wheat	(1)	05/2027	EUR	(13)	—	(c)(h)
MSCI Emerging Markets Index	(133)	09/2026	USD	(11,743)	57
NASDAQ 100 E-mini Index	(3)	09/2026	USD	(1,771)	(60)
Natural Gas	(233)	07/2026	USD	(7,264)	(367	)(c)
Natural Gas	(10)	07/2026	EUR	(374)	5	(c)
New Zealand Dollar	(499)	09/2026	USD	(28,911)	498
Nikkei 225	(70)	09/2026	JPY	(5,673)	(458)
Norwegian Krone Cross-Rate	(2)	09/2026	NOK	(279)	(8)
Palladium	(12)	09/2026	USD	(1,612)	159	(c)
Platinum	(5)	10/2026	USD	(428)	36	(c)
Rapeseed Euro	(7)	07/2026	EUR	(202)	(—	)(c)(h)
Rapeseed Euro	(10)	10/2026	EUR	(290)	(3	)(c)
Red Spring Wheat	(55)	09/2026	USD	(1,700)	32	(c)
S&P Mid 400 E-mini Index	(4)	09/2026	USD	(1,517)	(37)
SGX FTSE Taiwan Index	(38)	07/2026	USD	(6,136)	(9)
SGX Nikkei	(5)	09/2026	JPY	(1,000)	(81)
Short Euro-BTP	(65)	09/2026	EUR	(7,916)	(34)
Silver	(3)	09/2026	USD	(946)	47	(c)
SOFR 3 Month	(240)	03/2027	USD	(57,934)	358
SOFR 3 Month	(220)	06/2027	USD	(53,118)	362
SOFR 3 Month	(226)	09/2027	USD	(54,589)	374
SOFR 3 Month	(741)	12/2027	USD	(178,210)	324
SOFR 3 Month	(291)	03/2028	USD	(70,087)	167
SOFR 3 Month	(157)	06/2028	USD	(37,842)	95
SOFR 3 Month	(738)	09/2028	USD	(177,492)	3
SOFR 3 Month	(97)	12/2028	USD	(23,303)	(30)
SOFR 3 Month	(558)	06/2029	USD	(134,161)	(87)
Soybean	(3)	08/2026	USD	(171)	3	(c)
Soybean	(1)	09/2026	USD	(59)	2	(c)
Soybean	(21)	11/2026	USD	(1,227)	26	(c)
Soybean	(1)	01/2027	USD	(60)	2	(c)
Soybean Meal	(4)	08/2026	USD	(125)	4	(c)
Soybean Meal	(155)	09/2026	USD	(4,748)	68	(c)
Soybean Meal	(1)	10/2026	USD	(30)	—	(c)(h)
Soybean Meal	(15)	12/2026	USD	(460)	5	(c)
Soybean Meal	(1)	01/2027	USD	(31)	—	(c)(h)
Soybean Oil	(4)	08/2026	USD	(167)	7	(c)
Soybean Oil	(1)	09/2026	USD	(41)	2	(c)
Soybean Oil	(1)	10/2026	USD	(40)	1	(c)
Soybean Oil	(10)	12/2026	USD	(406)	14	(c)
Soybean Oil	(1)	01/2027	USD	(40)	1	(c)
Sugar	(617)	09/2026	USD	(10,137)	(104	)(c)
Sugar	(5)	02/2027	USD	(84)	(4	)(c)
Swedish Krona	(1)	09/2026	SEK	(140)	(3)

SEE NOTES TO FINANCIAL STATEMENTS.

JUNE 30, 2026	SIX CIRCLES TRUST	337

Six Circles Multi-Strategy Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JUNE 30, 2026 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

Futures contracts outstanding as of June 30, 2026:
Exchange Traded
DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION)($)
Swiss Franc	(264)	09/2026	USD	(41,911)	742
U.S. Treasury 2 Year Note	(1,250)	09/2026	USD	(257,945)	279
U.S. Treasury 5 Year Note	(518)	09/2026	USD	(55,467)	16
U.S. Treasury 10 Year Note	(558)	09/2026	USD	(61,173)	(146)
U.S. Treasury Long Bond	(422)	09/2026	USD	(47,330)	(567)
U.S. Treasury Ultra Bond	(23)	09/2026	USD	(2,627)	(45)
Wheat	(14)	09/2026	USD	(423)	10	(c)
Wheat	(3)	12/2026	USD	(94)	3	(c)
Wheat	(1)	03/2027	USD	(32)	1	(c)
White Sugar	(5)	07/2026	USD	(104)	(14	)(c)
White Sugar	(5)	09/2026	USD	(113)	(4	)(c)

					4,007

Total unrealized appreciation (depreciation)					5,661

Forward foreign currency exchange contracts outstanding as of June 30, 2026:
CURRENCY PURCHASED		CURRENCY SOLD		COUNTERPARTY	SETTLEMENT DATE	UNREALIZED APPRECIATION (DEPRECIATION)($)
USD	1,688	EUR	1,448	Bank of America, NA	07/02/2026	34
EUR	1,448	USD	1,651	Wells Fargo Bank, NA	07/02/2026	3
USD	152	AUD	215	Brown Brothers Harriman & Co.	07/16/2026	3
USD	1,360	AUD	1,929	Brown Brothers Harriman & Co.	07/16/2026	24
AUD	1,912	USD	1,317	Brown Brothers Harriman & Co.	07/16/2026	6
USD	338	AUD	482	Brown Brothers Harriman & Co.	07/16/2026	4
USD	72	AUD	102	Brown Brothers Harriman & Co.	07/16/2026	1
USD	44	CAD	62	Brown Brothers Harriman & Co.	07/16/2026	—	(c)(h)
USD	49	CAD	68	Brown Brothers Harriman & Co.	07/16/2026	1	(c)
USD	266	CAD	370	Brown Brothers Harriman & Co.	07/16/2026	5	(c)
USD	60	CAD	84	Brown Brothers Harriman & Co.	07/16/2026	1	(c)
USD	252	CAD	351	Brown Brothers Harriman & Co.	07/16/2026	4
USD	94	CAD	132	Brown Brothers Harriman & Co.	07/16/2026	1
USD	59	CAD	83	Brown Brothers Harriman & Co.	07/16/2026	—	(h)
EUR	46	USD	52	Brown Brothers Harriman & Co.	07/16/2026	—	(c)(h)
USD	145	EUR	125	Brown Brothers Harriman & Co.	07/16/2026	3
USD	133	EUR	115	Brown Brothers Harriman & Co.	07/16/2026	1
USD	3,352	EUR	2,899	Brown Brothers Harriman & Co.	07/16/2026	38
USD	161	EUR	139	Brown Brothers Harriman & Co.	07/16/2026	2
USD	215	EUR	186	Brown Brothers Harriman & Co.	07/16/2026	3
USD	116	EUR	100	Brown Brothers Harriman & Co.	07/16/2026	2
USD	576	EUR	500	Brown Brothers Harriman & Co.	07/16/2026	5
EUR	34	USD	39	Brown Brothers Harriman & Co.	07/16/2026	—	(c)(h)
EUR	86	USD	98	Brown Brothers Harriman & Co.	07/16/2026	—	(c)(h)
USD	346	EUR	300	Brown Brothers Harriman & Co.	07/16/2026	3	(c)
USD	96	EUR	82	Brown Brothers Harriman & Co.	07/16/2026	1	(c)
USD	44	EUR	38	Brown Brothers Harriman & Co.	07/16/2026	1	(c)
USD	594	EUR	514	Brown Brothers Harriman & Co.	07/16/2026	7	(c)
EUR	139	USD	159	Brown Brothers Harriman & Co.	07/16/2026	—	(h)
USD	301	GBP	225	Brown Brothers Harriman & Co.	07/16/2026	3	(c)
GBP	57	USD	76	Brown Brothers Harriman & Co.	07/16/2026	—	(h)
GBP	221	USD	291	Brown Brothers Harriman & Co.	07/16/2026	2	(c)

SEE NOTES TO FINANCIAL STATEMENTS.

338	SIX CIRCLES TRUST	JUNE 30, 2026

Forward foreign currency exchange contracts outstanding as of June 30, 2026:
CURRENCY PURCHASED		CURRENCY SOLD		COUNTERPARTY	SETTLEMENT DATE	UNREALIZED APPRECIATION (DEPRECIATION)($)
USD	64	GBP	48	Brown Brothers Harriman & Co.	07/16/2026	—	(c)(h)
USD	59	GBP	44	Brown Brothers Harriman & Co.	07/16/2026	1	(c)
USD	1,612	GBP	1,205	Brown Brothers Harriman & Co.	07/16/2026	14
USD	245	GBP	183	Brown Brothers Harriman & Co.	07/16/2026	2
USD	83	HKD	651	Brown Brothers Harriman & Co.	07/16/2026	—	(h)
USD	54	HKD	422	Brown Brothers Harriman & Co.	07/16/2026	—	(h)
USD	106	HKD	828	Brown Brothers Harriman & Co.	07/16/2026	—	(h)
USD	213	JPY	34,483	Brown Brothers Harriman & Co.	07/16/2026	1
USD	1,597	JPY	255,054	Brown Brothers Harriman & Co.	07/16/2026	27
USD	120	JPY	19,433	Brown Brothers Harriman & Co.	07/16/2026	1
USD	146	JPY	23,562	Brown Brothers Harriman & Co.	07/16/2026	1
USD	189	JPY	30,538	Brown Brothers Harriman & Co.	07/16/2026	1
USD	73	JPY	11,724	Brown Brothers Harriman & Co.	07/16/2026	1
USD	81	JPY	12,995	Brown Brothers Harriman & Co.	07/16/2026	1
USD	782	JPY	125,027	Brown Brothers Harriman & Co.	07/16/2026	12
USD	128	JPY	20,723	Brown Brothers Harriman & Co.	07/16/2026	1
USD	63	SEK	598	Brown Brothers Harriman & Co.	07/16/2026	1
SGD	84	USD	65	Brown Brothers Harriman & Co.	07/16/2026	—	(h)
USD	70	SGD	90	Brown Brothers Harriman & Co.	07/16/2026	1
USD	149	SGD	191	Brown Brothers Harriman & Co.	07/16/2026	1
USD	94	SGD	121	Brown Brothers Harriman & Co.	07/16/2026	—	(h)
USD	420	CAD	572	Barclays Bank plc	07/24/2026	16
USD	300	EUR	256	Barclays Bank plc	08/21/2026	6
USD	304	EUR	260	Barclays Bank plc	08/21/2026	7
USD	304	EUR	260	Morgan Stanley & Co.	08/21/2026	6

Total unrealized appreciation						259

USD	76	AUD	110	Brown Brothers Harriman & Co.	07/16/2026	(—)	(h)
CAD	92	USD	66	Brown Brothers Harriman & Co.	07/16/2026	(1)
CAD	164	USD	117	Brown Brothers Harriman & Co.	07/16/2026	(2)
CAD	181	USD	131	Brown Brothers Harriman & Co.	07/16/2026	(3)
CAD	164	USD	117	Brown Brothers Harriman & Co.	07/16/2026	(2)
USD	221	EUR	195	Brown Brothers Harriman & Co.	07/16/2026	(2)
EUR	49	USD	56	Brown Brothers Harriman & Co.	07/16/2026	(—)	(c)(h)
EUR	352	USD	409	Brown Brothers Harriman & Co.	07/16/2026	(6)
EUR	646	USD	741	Brown Brothers Harriman & Co.	07/16/2026	(3)
USD	76	EUR	66	Brown Brothers Harriman & Co.	07/16/2026	(—)	(h)
USD	461	EUR	406	Brown Brothers Harriman & Co.	07/16/2026	(3)
EUR	256	USD	294	Brown Brothers Harriman & Co.	07/16/2026	(1)	(c)
EUR	64	USD	73	Brown Brothers Harriman & Co.	07/16/2026	(—)	(h)
USD	137	EUR	120	Brown Brothers Harriman & Co.	07/16/2026	(—)	(h)
USD	86	EUR	76	Brown Brothers Harriman & Co.	07/16/2026	(1)	(c)
USD	107	EUR	94	Brown Brothers Harriman & Co.	07/16/2026	(—)	(c)(h)
USD	185	EUR	162	Brown Brothers Harriman & Co.	07/16/2026	(—)	(h)
GBP	123	USD	163	Brown Brothers Harriman & Co.	07/16/2026	(1)
USD	40	GBP	30	Brown Brothers Harriman & Co.	07/16/2026	(—)	(c)(h)
USD	45	GBP	34	Brown Brothers Harriman & Co.	07/16/2026	(—)	(c)(h)
USD	69	GBP	52	Brown Brothers Harriman & Co.	07/16/2026	(1)	(c)
USD	71	GBP	54	Brown Brothers Harriman & Co.	07/16/2026	(1)
GBP	51	USD	69	Brown Brothers Harriman & Co.	07/16/2026	(1)
GBP	77	USD	104	Brown Brothers Harriman & Co.	07/16/2026	(1)
HKD	753	USD	96	Brown Brothers Harriman & Co.	07/16/2026	(—)	(h)
HKD	835	USD	107	Brown Brothers Harriman & Co.	07/16/2026	(—)	(h)
HKD	644	USD	82	Brown Brothers Harriman & Co.	07/16/2026	(—)	(h)

SEE NOTES TO FINANCIAL STATEMENTS.

JUNE 30, 2026	SIX CIRCLES TRUST	339

Six Circles Multi-Strategy Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JUNE 30, 2026 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

Forward foreign currency exchange contracts outstanding as of June 30, 2026:
CURRENCY PURCHASED		CURRENCY SOLD		COUNTERPARTY	SETTLEMENT DATE	UNREALIZED APPRECIATION (DEPRECIATION)($)
HKD	434	USD	55	Brown Brothers Harriman & Co.	07/16/2026	(—)	(h)
HKD	735	USD	94	Brown Brothers Harriman & Co.	07/16/2026	(—)	(h)
JPY	54,469	USD	341	Brown Brothers Harriman & Co.	07/16/2026	(5)
JPY	15,562	USD	97	Brown Brothers Harriman & Co.	07/16/2026	(2)
JPY	144,024	USD	902	Brown Brothers Harriman & Co.	07/16/2026	(15)
JPY	16,424	USD	102	Brown Brothers Harriman & Co.	07/16/2026	(1)
JPY	27,224	USD	169	Brown Brothers Harriman & Co.	07/16/2026	(1)
JPY	36,052	USD	226	Brown Brothers Harriman & Co.	07/16/2026	(4)
JPY	25,836	USD	160	Brown Brothers Harriman & Co.	07/16/2026	(1)
JPY	17,722	USD	110	Brown Brothers Harriman & Co.	07/16/2026	(1)
SEK	646	USD	69	Brown Brothers Harriman & Co.	07/16/2026	(3)
SEK	1,103	USD	117	Brown Brothers Harriman & Co.	07/16/2026	(4)
SEK	976	USD	102	Brown Brothers Harriman & Co.	07/16/2026	(1)
USD	125	SEK	1,215	Brown Brothers Harriman & Co.	07/16/2026	(1)
USD	60	SEK	582	Brown Brothers Harriman & Co.	07/16/2026	(—)	(h)
SGD	181	USD	140	Brown Brothers Harriman & Co.	07/16/2026	(—)	(h)
SGD	196	USD	153	Brown Brothers Harriman & Co.	07/16/2026	(1)
SGD	301	USD	234	Brown Brothers Harriman & Co.	07/16/2026	(1)
USD	1,653	EUR	1,448	Wells Fargo Bank, NA	08/04/2026	(3)

Total unrealized depreciation						(73)

Net unrealized appreciation (depreciation)						186

Centrally Cleared Interest Rate Swap contracts outstanding as of June 30, 2026:
FLOATING RATE INDEX	FIXED RATE	PAY/ RECEIVE FLOATING RATE	MATURITY DATE	NOTIONAL AMOUNT		UPFRONT PAYMENTS (RECEIPTS)($)	UNREALIZED APPRECIATION (DEPRECIATION)($)	VALUE($)
United States SOFR	3.50% annually	Receive	03/18/2031	USD	400	1	6	7
United States SOFR	3.41% annually	Receive	10/16/2032	USD	3,000	—	91	91
United States SOFR	3.48% annually	Receive	10/21/2032	USD	3,700	—	97	97
United States SOFR	3.75% annually	Receive	03/18/2033	USD	10,800	(75)	178	103
United States SOFR	3.63% annually	Pay	04/16/2033	USD	3,100	—	(53)	(53)
United States SOFR	3.72% annually	Pay	05/20/2033	USD	7,900	—	(92)	(92)
United States SOFR	3.90% annually	Receive	06/02/2033	USD	1,900	—	2	2
United States SOFR	3.50% annually	Receive	06/17/2033	USD	6,400	48	116	164
United States SOFR	3.75% annually	Pay	12/18/2034	USD	3,300	(7)	(41)	(48)
United States SOFR	3.25% annually	Receive	03/19/2035	USD	4,200	276	(51)	225
United States SOFR	3.25% annually	Receive	06/18/2035	USD	4,200	123	105	228
United States SOFR	3.75% annually	Receive	09/17/2035	USD	23,600	(186)	615	429
United States SOFR	4.00% annually	Receive	03/18/2036	USD	4,600	(143)	136	(7)
United States SOFR	3.75% annually	Receive	06/17/2036	USD	19,100	289	100	389

Total						326	1,209	1,535

SEE NOTES TO FINANCIAL STATEMENTS.

340	SIX CIRCLES TRUST	JUNE 30, 2026

Centrally Cleared Credit Default Swap contracts outstanding — sell protection (1) as of June 30, 2026:
REFERENCE OBLIGATION/ INDEX	FINANCING RATE RECEIVED BY THE FUND(%)	PAYMENT FREQUENCY	MATURITY DATE	IMPLIED CREDIT SPREAD(%) (2)	NOTIONAL AMOUNT (3)		UPFRONT PAYMENTS (RECEIPTS)($) (4)	UNREALIZED APPRECIATION (DEPRECIATION)($)	VALUE($)
MARKIT CDX.NA.IG.46 06/31	1.00	Quarterly	06/20/2031	0.51	USD	28,000	504	119	623
MARKIT ITRX EUROPE 06/31	1.00	Quarterly	06/20/2031	0.52	EUR	15,000	299	89	388
MARKIT ITRX XOVER 06/31	5.00	Quarterly	06/20/2031	2.45	EUR	3,000	232	148	380
MARKIT CDX.EM.45 06/31	1.00	Quarterly	06/20/2031	1.40	USD	1,000	(40)	23	(17)

Total							995	379	1,374

(1)

The Fund, as a seller of credit protection, receives periodic payments and may also receive or pay an upfront premium from or to the protection buyer, and is obligated to make a contingent payment, upon occurrence of a credit event with respect to an underlying reference obligation, as defined under the terms of individual swap contracts.

(2)

Implied credit spreads are an indication of the seller’s performance risk, related to the likelihood of a credit event occurring that would require a seller to make payment to a buyer. Implied credit spreads are used to determine the value of swap contracts and reflect the cost of buying/selling protection, which may include upfront payments made to enter into the contract. Therefore, higher spreads would indicate a greater likelihood that a seller will be obligated to perform (i.e. make payment) under the swap contract. Increasing values, in absolute terms and relative to notional amounts, are also indicative of greater performance risk. Implied credit spreads for credit default swaps on credit indices are linked to the weighted average spread across the underlying reference obligations included in a particular index.

(3)	The notional amount is the maximum amount that a seller of credit protection would be obligated to pay and a buyer of credit protection would receive, upon occurrence of a credit event.
(4)

Upfront payments and receipts generally represent premiums paid or received at the initiation of the agreement to compensate the differences between the stated terms of the swap agreement and current market conditions (credit spreads, interest rates and other relevant factors).

OTC Total Return Swap contracts outstanding as of June 30, 2026:
REFERENCE INDEX	FLOATING RATE PAID BY THE FUND	PAYMENT FREQUENCY	COUNTERPARTY	MATURITY DATE	NOTIONAL AMOUNT		UPFRONT PAYMENTS (RECEIPTS) ($)		UNREALIZED APPRECIATION (DEPRECIATION) ($)	VALUE ($)
iBoxx USD Liquid Leveraged Loans Total Return Index	United States SOFR	Quarterly	Morgan Stanley & Co.	09/20/2026	USD	1,700	(1)		3	2
iBoxx USD Liquid Leveraged Loans Total Return Index	United States SOFR	Quarterly	Morgan Stanley & Co.	12/20/2026	USD	3,120	(—	)(h)	56	56

Total							(1)		59	58

Written Call Option contracts on securities as of June 30, 2026:
DESCRIPTION	COUNTERPARTY	NUMBER OF CONTRACTS	NOTIONAL AMOUNT		EXERCISE PRICE		EXPIRATION DATE	VALUE
FNMA or FHLMC, Single Family, 30 years, TBA, 4.00%, 08/13/2056	BofA Securities, Inc.	(1,500)	USD	(173)	USD	94.92	08/06/2026	$(2)
FNMA or FHLMC, Single Family, 30 years, TBA, 4.00%, 08/13/2056	Citigroup Global Markets, Inc.	(8,000)	USD	(518)	USD	95.42	08/06/2026	(5)
FNMA or FHLMC, Single Family, 30 years, TBA, 5.00%, 09/14/2056	Citigroup Global Markets, Inc.	(3,000)	USD	(580)	USD	99.42	09/04/2026	(6)
FNMA or FHLMC, Single Family, 30 years, TBA, 6.00%, 08/13/2056	BofA Securities, Inc.	(1,500)	USD	(381)	USD	101.85	08/06/2026	(4)

								(17)

SEE NOTES TO FINANCIAL STATEMENTS.

JUNE 30, 2026	SIX CIRCLES TRUST	341

Six Circles Multi-Strategy Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JUNE 30, 2026 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

Written Put Option contracts on securities as of June 30, 2026:
DESCRIPTION	COUNTERPARTY	NUMBER OF CONTRACTS	NOTIONAL AMOUNT		EXERCISE PRICE		EXPIRATION DATE	VALUE
FNMA or FHLMC, Single Family, 30 years, TBA, 6.00%, 08/13/2056	Citigroup Global Markets, Inc.	(6,000)	USD	(277)	USD	100.63	08/06/2026	(3)
FNMA or FHLMC, Single Family, 30 years, TBA, 6.00%, 08/13/2056	BofA Securities, Inc.	(1,500)	USD	(381)	USD	101.85	08/06/2026	(3)

								(6)

Total Written Option contracts (Premiums Received $60)								(23)

Purchased Call Interest Rate Swaption contracts outstanding as of June 30, 2026:
DESCRIPTION	COUNTERPARTY	NUMBER OF CONTRACTS	NOTIONAL AMOUNT	EXERCISE PRICE	EXPIRATION DATE	VALUE
10-Year Swaption, United States SOFR	Bank of America, NA	1,700	633	4.26	02/13/2035	$75
10-Year Swaption, United States SOFR	Bank of America, NA	1,700	622	4.25	02/20/2035	74
10-Year Swaption, United States SOFR	Bank of America, NA	1,100	415	4.27	05/01/2035	49
10-Year Swaption, United States SOFR	Bank of America, NA	1,000	401	4.47	06/04/2035	50
10-Year Swaption, United States SOFR	Bank of America, NA	4,000	1,572	4.40	06/25/2035	193
10-Year Swaption, United States SOFR	Bank of America, NA	4,200	1,752	4.64	07/23/2035	234
10-Year Swaption, United States SOFR	Bank of America, NA	2,000	779	4.43	08/06/2035	98
10-Year Swaption, United States SOFR	Bank of America, NA	1,400	566	4.69	08/27/2035	81
10-Year Swaption, United States SOFR	Bank of America, NA	19,600	200	3.12	05/28/2027	64
10-Year Swaption, United States SOFR	Morgan Stanley Capital Service	6,100	63	3.82	08/06/2026	10
10-Year Swaption, United States SOFR	Bank of America, NA	16,100	187	3.19	06/07/2027	64
10-Year Swaption, United States SOFR	Bank of America, NA	2,000	21	3.78	09/08/2026	6
5-Year Swaption, United States SOFR	Wells Fargo Bank, NA	7,500	178	3.32	07/06/2026	—	(h)
7-Year Swaption, United States SOFR	Bank of America, NA	12,100	342	3.48	07/14/2026	—	(h)
7-Year Swaption, United States SOFR	Wells Fargo Bank, NA	31,000	171	2.50	07/26/2027	43

						1,041

Purchased Put Interest Rate Swaption contracts outstanding as of June 30, 2026:
DESCRIPTION	COUNTERPARTY	NUMBER OF CONTRACTS	NOTIONAL AMOUNT	EXERCISE PRICE	EXPIRATION DATE	VALUE
10-Year Swaption, United States SOFR	Bank of America, NA	1,700	633	4.26	02/13/2035	102
10-Year Swaption, United States SOFR	Bank of America, NA	1,700	622	4.25	02/20/2035	103
10-Year Swaption, United States SOFR	Bank of America, NA	1,100	415	4.27	05/01/2035	66
10-Year Swaption, United States SOFR	Bank of America, NA	1,000	401	4.47	06/04/2035	55
10-Year Swaption, United States SOFR	Bank of America, NA	2,000	795	4.40	06/25/2035	114
10-Year Swaption, United States SOFR	Bank of America, NA	2,100	876	4.64	07/23/2035	107
10-Year Swaption, United States SOFR	Bank of America, NA	2,000	779	4.43	08/06/2035	112
10-Year Swaption, United States SOFR	Bank of America, NA	1,400	566	4.69	08/27/2035	70
10-Year Swaption, United States SOFR	Bank of America, NA	19,600	72	4.75	09/04/2026	10
10-Year Swaption, United States SOFR	Morgan Stanley Capital Service	9,300	118	4.75	12/07/2026	24
10-Year Swaption, United States SOFR	Bank of America, NA	20,000	157	4.75	10/19/2026	28
10-Year Swaption, United States SOFR	Bank of America, NA	9,800	94	4.75	10/23/2026	15
10-Year Swaption, United States SOFR	Morgan Stanley Capital Service	2,400	38	4.75	11/02/2026	4

Total Purchased Interest Rate Swaption contracts (Premiums Paid $3,128)						810

SEE NOTES TO FINANCIAL STATEMENTS.

342	SIX CIRCLES TRUST	JUNE 30, 2026

Written Call Interest Rate Swaption contracts on securities as of June 30, 2026:
DESCRIPTION	COUNTERPARTY	NUMBER OF CONTRACTS	NOTIONAL AMOUNT	EXERCISE PRICE	EXPIRATION DATE	VALUE
7-Year Swaption, United States SOFR	Morgan Stanley Capital Service	(3,600)	(28)	3.55	07/01/2026	$ (–	)(h)

						(–	)(h)

Written Put Interest Rate Swaption contracts outstanding as of June 30, 2026:
DESCRIPTION	COUNTERPARTY	NUMBER OF CONTRACTS	NOTIONAL AMOUNT	EXERCISE PRICE	EXPIRATION DATE	VALUE
5-Year Swaption, United States SOFR	Wells Fargo Bank, NA	(7,900)	(195)	3.62	07/06/2026	(102)
7-Year Swaption, United States SOFR	Bank of America, NA	(12,900)	(371)	3.78	07/14/2026	(135)

Total Written Interest Rate Swaption contracts (Premiums Received $160)						(237)

Reverse Repurchase Agreements
COUNTERPARTY	BORROWING RATE	SETTLEMENT DATE	MATURITY DATE	AMOUNT BORROWED	PAYABLE FOR REVERSE REPURCHASE AGREEMENTS($)	COLLATERAL PLEDGED/ (RECEIVED)($)	NET AMOUNT (DUE TO)/FROM COUNTERPARTY($)
Citigroup Global Markets, Inc.	3.74%	6/11/2026	7/13/2026	(139,752)	(140,042)	140,042	—
Citigroup Global Markets, Inc.	3.74%	6/11/2026	7/13/2026	(1,893)	(1,897)	1,897	—
Citigroup Global Markets, Inc.	3.74%	6/12/2026	7/13/2026	(7,240)	(7,254)	7,254	—
Citigroup Global Markets, Inc.	3.78%	6/12/2026	7/13/2026	(6,438)	(6,451)	6,451	—
Citigroup Global Markets, Inc.	3.79%	6/12/2026	7/13/2026	(9,534)	(9,553)	9,553	—
Wells Fargo Bank NA	3.74%	6/11/2026	7/13/2026	(12,395)	(12,421)	12,421	—

					(177,618)

Accounted for as Secured Borrowings
Remaining Contractual Maturity of the Agreements
	OVERNIGHT AND CONTINUOUS	UP TO 30 DAYS	31-90 DAYS	GREATER THAN 90 DAYS	TOTAL
Reverse Repurchase Agreements
Mortgage Backed Securities	—	—	(177,618)	—	(177,618)

Payable for Reverse Repurchase Agreements					(177,618)

Total Return Swaps Outstanding as of June 30, 2026 (1):
COUNTERPARTY	DESCRIPTION	TERMINATION DATE	NOTIONAL VALUE (2)	NET UNREALIZED APPRECIATION/ (DEPRECIATION) ($) (3)	NET CASH AND OTHER RECEIVABLES/ PAYABLES ($)	VALUE ($)
Barclays Bank plc	The Fund receives a return on portfolio of long and short equity positions and pays or receives one day RBA on long positions and short positions respectively, plus or minus spread (rates range from -1.78% to 0.3%) which is denominated in AUD based on the local currencies of the positions within the swap	09/18/2028	(1,734)	(22)	(76)	(98)

SEE NOTES TO FINANCIAL STATEMENTS.

JUNE 30, 2026	SIX CIRCLES TRUST	343

Six Circles Multi-Strategy Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JUNE 30, 2026 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

REFERENCE ENTITY	SHARES	NOTIONAL VALUE (2)	UNREALIZED APPRECIATION (DEPRECIATION) ($) (3)	PERCENTAGE OF NET ASSETS (%)
Short Positions
Common Stocks
Australia
ALS Ltd.	(4)	(70)	— (h)	0.0	(g)
ANZ Group Holdings Ltd.	(103)	(2,524)	(7)	0.0	(g)
ASX Ltd.	(2)	(76)	(2)	0.0	(g)
BlueScope Steel Ltd.	(4)	(89)	4	0.0	(g)
Capricorn Metals Ltd.	(7)	(71)	5	0.0	(g)
CAR Group Ltd.	(25)	(462)	18	0.0	(g)
Commonwealth Bank of Australia	(3)	(347)	(3)	0.0	(g)
Genesis Minerals Ltd.	(53)	(224)	34	0.0	(g)
Goodman Group	(20)	(430)	6	0.0	(g)
Insurance Australia Group Ltd.	(9)	(49)	— (h)	0.0	(g)
Lottery Corp. Ltd. (The)	(94)	(360)	(13)	0.0	(g)
Lynas Rare Earths Ltd.	(15)	(193)	6	0.0	(g)
Medibank Pvt Ltd.	(150)	(511)	(6)	0.0	(g)
National Australia Bank Ltd.	(35)	(885)	(36)	0.0	(g)
NEXTDC Ltd.	(12)	(120)	2	0.0	(g)
Northern Star Resources Ltd.	(39)	(577)	61	0.0	(g)
Paladin Energy Ltd.	(6)	(42)	2	0.0	(g)
Predictive Discovery Ltd.	(14)	(10)	3	0.0	(g)
Pro Medicus Ltd.	(1)	(140)	(23)	0.0	(g)
QBE Insurance Group Ltd.	(11)	(181)	(6)	0.0	(g)
Ramelius Resources Ltd.	(17)	(38)	3	0.0	(g)
Ramsay Health Care Ltd.	(1)	(29)	(3)	0.0	(g)
Scentre Group	(43)	(114)	— (h)	0.0	(g)
Sigma Healthcare Ltd.	(179)	(341)	1	0.0	(g)
Suncorp Group Ltd.	(21)	(274)	(4)	0.0	(g)
Telstra Group Ltd.	(5)	(18)	— (h)	0.0	(g)
Transurban Group	(5)	(50)	3	0.0	(g)
Vicinity Ltd.	(306)	(544)	(2)	0.0	(g)
Washington H Soul Pattinson & Co. Ltd.	(7)	(206)	(9)	0.0	(g)
Westpac Banking Corp.	(9)	(224)	(1)	0.0	(g)
Whitehaven Coal Ltd.	(34)	(193)	15	0.0	(g)
WiseTech Global Ltd.	(18)	(385)	(37)	0.0	(g)
Woolworths Group Ltd.	(37)	(1,000)	(38)	0.0	(g)

Total Short Positions of Total Return Swaps		(10,777)	(27)	0.0	(g)

Long Positions
Common Stocks
Australia
AGL Energy Ltd.	42	252	(8)	0.0	(g)
Ampol Ltd.	4	89	(1)	0.0	(g)
Aristocrat Leisure Ltd.	15	596	49	0.0	(g)
Aurizon Holdings Ltd.	82	239	(1)	0.0	(g)
BHP Group Ltd.	3	115	(2)	0.0	(g)
Charter Hall Group	27	424	— (h)	0.0	(g)
Coles Group Ltd.	14	222	6	0.0	(g)
Computershare Ltd.	20	520	22	0.0	(g)
CSL Ltd.	5	410	7	0.0	(g)
Evolution Mining Ltd.	24	215	(20)	0.0	(g)
Fortescue Ltd.	20	265	(6)	0.0	(g)
GPT Group (The)	134	466	(15)	0.0	(g)
HUB24 Ltd.	— (h)	6	— (h)	0.0	(g)
JB Hi-Fi Ltd.	6	298	9	0.0	(g)

SEE NOTES TO FINANCIAL STATEMENTS.

344	SIX CIRCLES TRUST	JUNE 30, 2026

REFERENCE ENTITY	SHARES	NOTIONAL VALUE (2)	UNREALIZED APPRECIATION (DEPRECIATION) ($) (3)	PERCENTAGE OF NET ASSETS (%)
Long Positions — continued
Common Stocks — continued
Australia — continued
Macquarie Group Ltd.	6	1,058	9	0.0	(g)
Mineral Resources Ltd.	3	116	(8)	0.0	(g)
Mirvac Group	153	185	(3)	0.0	(g)
Orica Ltd.	37	581	21	0.0	(g)
Origin Energy Ltd.	9	64	1	0.0	(g)
PLS Group Ltd.	8	31	(3)	0.0	(g)
Qantas Airways Ltd.	15	106	6	0.0	(g)
REA Group Ltd.	1	86	2	0.0	(g)
Regis Resources Ltd.	18	88	(13)	0.0	(g)
Rio Tinto Ltd.	9	1,126	(1)	0.0	(g)
Sandfire Resources Ltd.	36	518	(38)	0.0	(g)
Santos Ltd.	37	186	(2)	0.0	(g)
Sonic Healthcare Ltd.	6	78	2	0.0	(g)
South32 Ltd.	66	188	(9)	0.0	(g)
Stockland	20	58	(1)	0.0	(g)
Technology One Ltd.	7	136	(2)	0.0	(g)
Wesfarmers Ltd.	3	159	8	0.0	(g)
Westgold Resources Ltd.	9	31	(3)	0.0	(g)
Woodside Energy Group Ltd.	7	131	(1)	0.0	(g)

Total Long Positions of Total Return Swaps		9,043	5	0.0	(g)

Total of Long and Short Positions of Total Return Swaps		(1,734)	(22)	0.0	(g)

COUNTERPARTY	DESCRIPTION	TERMINATION DATE	NOTIONAL VALUE (2)	NET UNREALIZED APPRECIATION/ (DEPRECIATION) ($) (3)	NET CASH AND OTHER RECEIVABLES/ PAYABLES ($)	VALUE ($)
Barclays Bank plc	The Fund receives a return on portfolio of long and short equity positions and pays or receives one day CABROVER on long positions and short positions respectively, plus or minus spread (rates range from -2.5% to -0.2%) which is denominated in CAD based on the local currencies of the positions within the swap	10/13/2026	(18,041)	26	(54)	(28)

REFERENCE ENTITY	SHARES	NOTIONAL VALUE (2)	UNREALIZED APPRECIATION (DEPRECIATION) ($) (3)	PERCENTAGE OF NET ASSETS (%)
Short Positions
Common Stocks
Canada
Agnico Eagle Mines Ltd.	(1)	(116)	8	0.0	(g)
Almonty Industries, Inc.	(1)	(23)	— (h)	0.0	(g)
AltaGas Ltd.	(13)	(479)	9	0.0	(g)
Aris Mining Corp.	(9)	(142)	13	0.0	(g)
Artemis Gold, Inc.	(10)	(236)	11	0.0	(g)
Athabasca Oil Corp.	(48)	(366)	19	0.0	(g)
AtkinsRealis Group, Inc.	(5)	(322)	14	0.0	(g)
Bank of Montreal	(12)	(2,078)	(45)	0.0	(g)
Bombardier, Inc.	(2)	(543)	(20)	0.0	(g)

SEE NOTES TO FINANCIAL STATEMENTS.

JUNE 30, 2026	SIX CIRCLES TRUST	345

Six Circles Multi-Strategy Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JUNE 30, 2026 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

REFERENCE ENTITY	SHARES	NOTIONAL VALUE (2)	UNREALIZED APPRECIATION (DEPRECIATION) ($) (3)	PERCENTAGE OF NET ASSETS (%)
Short Positions — continued
Common Stocks — continued
Canada — continued
BRP, Inc.	— (h)	(18)	— (h)	0.0	(g)
CAE, Inc.	(18)	(457)	(3)	0.0	(g)
Cameco Corp.	(2)	(246)	12	0.0	(g)
Canadian Utilities Ltd.	(16)	(570)	(12)	0.0	(g)
Celestica, Inc.	(1)	(327)	(20)	0.0	(g)
Constellation Software, Inc./Canada	— (h)	(162)	2	0.0	(g)
Descartes Systems Group, Inc. (The)	(1)	(74)	(3)	0.0	(g)
Discovery Mining Ltd.	(12)	(75)	1	0.0	(g)
Dollarama, Inc.	(3)	(378)	— (h)	0.0	(g)
Eldorado Gold Corp.	(7)	(241)	9	0.0	(g)
ERO Copper Corp.	(1)	(34)	4	0.0	(g)
Exchange Income Corp.	— (h)	(42)	— (h)	0.0	(g)
Fairfax Financial Holdings Ltd.	— (h)	(268)	(12)	0.0	(g)
G Mining Ventures Corp.	(4)	(107)	2	0.0	(g)
GFL Environmental, Inc.	— (h)	(13)	(1)	0.0	(g)
Gildan Activewear, Inc.	(10)	(520)	4	0.0	(g)
Great-West Lifeco, Inc.	(20)	(1,269)	(16)	0.0	(g)
Hydro One Ltd.	(1)	(25)	(1)	0.0	(g)
iA Financial Corp., Inc.	(4)	(517)	(20)	0.0	(g)
IAMGOLD Corp.	(11)	(168)	(1)	0.0	(g)
K92 Mining, Inc.	(1)	(18)	1	0.0	(g)
Keyera Corp.	(15)	(602)	(1)	0.0	(g)
Lundin Mining Corp.	(10)	(252)	19	0.0	(g)
MDA Space Ltd.	(5)	(191)	(9)	0.0	(g)
Metro, Inc./CN	(9)	(564)	1	0.0	(g)
National Bank of Canada	— (h)	(58)	— (h)	0.0	(g)
NexGen Energy Ltd.	(12)	(127)	13	0.0	(g)
Novagold Resources, Inc.	(4)	(31)	6	0.0	(g)
Nutrien Ltd.	(5)	(319)	(2)	0.0	(g)
Pembina Pipeline Corp.	(6)	(275)	1	0.0	(g)
Peyto Exploration & Development Corp.	(10)	(173)	6	0.0	(g)
Rogers Communications, Inc.	(2)	(63)	7	0.0	(g)
Royal Bank of Canada	(5)	(1,037)	(20)	0.0	(g)
Saputo, Inc.	(4)	(112)	(1)	0.0	(g)
Skeena Resources Ltd.	(8)	(231)	10	0.0	(g)
Sprott, Inc.	— (h)	(15)	1	0.0	(g)
Tamarack Valley Energy Ltd.	(27)	(238)	3	0.0	(g)
TC Energy Corp.	(8)	(536)	16	0.0	(g)
TFI International, Inc.	— (h)	(5)	— (h)	0.0	(g)
Torex Gold Resources, Inc.	(2)	(80)	4	0.0	(g)
Toronto-Dominion Bank (The)	(14)	(1,620)	(31)	0.0	(g)
Triple Flag Precious Metals Corp.	(4)	(120)	(1)	0.0	(g)
West Fraser Timber Co. Ltd.	(1)	(99)	1	0.0	(g)
Whitecap Resources, Inc.	(9)	(103)	6	0.0	(g)
WSP Global, Inc.	(4)	(449)	(3)	0.0	(g)

United States
Brookfield Asset Management Ltd.	(19)	(879)	42	0.0	(g)
Energy Fuels, Inc./Canada	(2)	(28)	3	0.0	(g)

Total Short Positions of Total Return Swaps		(18,041)	26	0.0	(g)

Total of Long and Short Positions of Total Return Swaps		(18,041)	26	0.0	(g)

SEE NOTES TO FINANCIAL STATEMENTS.

346	SIX CIRCLES TRUST	JUNE 30, 2026

COUNTERPARTY	DESCRIPTION	TERMINATION DATE	NOTIONAL VALUE (2)	NET UNREALIZED APPRECIATION/ (DEPRECIATION) ($) (3)	NET CASH AND OTHER RECEIVABLES/ PAYABLES ($)	VALUE ($)
Barclays Bank plc	The Fund receives a return on portfolio of long and short equity positions and pays or receives -0.04% on long positions and short positions respectively, plus or minus spread (rates range from -0.26% to 0.26%) which is denominated in CHF based on the local currencies of the positions within the swap	11/16/2027	(2,372)	(130)	(4)	(134)

REFERENCE ENTITY	SHARES		NOTIONAL VALUE (2)	UNREALIZED APPRECIATION (DEPRECIATION) ($) (3)	PERCENTAGE OF NET ASSETS (%)
Short Positions
Common Stocks
Switzerland
Alcon AG	(9)		(592)	(20)	0.0	(g)
Avolta AG	—	(h)	(15)	(1)	0.0	(g)
Banque Cantonale Vaudoise	—	(h)	(8)	— (h)	0.0	(g)
Belimo Holding AG	—	(h)	(80)	2	0.0	(g)
Cie Financiere Richemont SA	(1)		(161)	(4)	0.0	(g)
Galderma Group AG	(1)		(146)	(6)	0.0	(g)
Geberit AG	(2)		(1,095)	(32)	0.0	(g)
Givaudan SA	—	(h)	(728)	(38)	0.0	(g)
Helvetia Baloise Holding AG	—	(h)	(11)	— (h)	0.0	(g)
Huber + Suhner AG	—	(h)	(81)	— (h)	0.0	(g)
Novartis AG	(4)		(588)	(31)	0.0	(g)
Partners Group Holding AG	—	(h)	(49)	1	0.0	(g)
Sandoz Group AG	(3)		(288)	(14)	0.0	(g)
Swiss Life Holding AG	—	(h)	(389)	— (h)	0.0	(g)
Swiss Prime Site AG	(4)		(654)	(1)	0.0	(g)
Swiss Re AG	(8)		(1,231)	(40)	0.0	(g)
Swisscom AG	(1)		(808)	10	0.0	(g)
UBS Group AG	(2)		(102)	3	0.0	(g)
Zurich Insurance Group AG	(1)		(365)	(8)	0.0	(g)

Total Short Positions of Total Return Swaps			(7,391)	(179)	0.0	(g)

Long Positions
Common Stocks
Switzerland
ABB Ltd.	11		1,170	(13)	0.0	(g)
Accelleron Industries AG	1		108	(4)	0.0	(g)
BKW AG	—	(h)	8	— (h)	0.0	(g)
Chocoladefabriken Lindt & Spruengli AG	—	(h)	259	9	0.0	(g)
EMS-Chemie Holding AG	—	(h)	132	(3)	0.0	(g)
Flughafen Zurich AG	—	(h)	69	— (h)	0.0	(g)
Holcim AG	5		490	(23)	0.0	(g)
Julius Baer Group Ltd.	—	(h)	39	2	0.0	(g)
Kuehne + Nagel International AG	—	(h)	13	— (h)	0.0	(g)
Logitech International SA	1		107	(5)	0.0	(g)
Lonza Group AG	1		404	37	0.0	(g)
Nestle SA	6		623	32	0.0	(g)
PSP Swiss Property AG	—	(h)	6	— (h)	0.0	(g)
Schindler Holding AG	1		477	(1)	0.0	(g)
SGS SA	3		315	13	0.0	(g)
SIG Group AG	5		71	5	0.0	(g)

SEE NOTES TO FINANCIAL STATEMENTS.

JUNE 30, 2026	SIX CIRCLES TRUST	347

Six Circles Multi-Strategy Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JUNE 30, 2026 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

REFERENCE ENTITY	SHARES		NOTIONAL VALUE (2)	UNREALIZED APPRECIATION (DEPRECIATION) ($) (3)	PERCENTAGE OF NET ASSETS (%)
Long Positions — continued
Common Stocks — continued
Switzerland — continued
Sika AG	1		108	2	0.0	(g)
Sonova Holding AG	1		246	(3)	0.0	(g)
Straumann Holding AG	—	(h)	13	— (h)	0.0	(g)
Sunrise Communications AG	2		78	(1)	0.0	(g)
Swissquote Group Holding SA	1		30	(1)	0.0	(g)
Temenos AG	1		89	2	0.0	(g)
VAT Group AG	—	(h)	164	1	0.0	(g)

Total Long Positions of Total Return Swaps			5,019	49	0.0	(g)

Total of Long and Short Positions of Total Return Swaps			(2,372)	(130)	0.0	(g)

COUNTERPARTY	DESCRIPTION	TERMINATION DATE	NOTIONAL VALUE (2)	NET UNREALIZED APPRECIATION/ (DEPRECIATION) ($) (3)	NET CASH AND OTHER RECEIVABLES/ PAYABLES ($)	VALUE ($)
Barclays Bank plc	The Fund receives a return on portfolio of long and short equity positions and pays or receives one day DESTR on long positions and short positions respectively, plus or minus spread (rates range from -0.26% to 0.26%) which is denominated in DKK based on the local currencies of the positions within the swap	11/22/2027	(295)	(40)	—	(40)

REFERENCE ENTITY	SHARES	NOTIONAL VALUE (2)	UNREALIZED APPRECIATION (DEPRECIATION) ($) (3)	PERCENTAGE OF NET ASSETS (%)
Short Positions
Common Stocks
Denmark
Carlsberg A/S	— (h)	(34)	— (h)	0.0	(g)
Coloplast A/S	(8)	(455)	3	0.0	(g)
Danske Bank A/S	(1)	(78)	1	0.0	(g)
DSV A/S	(1)	(226)	(1)	0.0	(g)
NKT A/S	(1)	(95)	8	0.0	(g)
Novo Nordisk A/S	(3)	(136)	(7)	0.0	(g)
Novonesis Novozymes B	(10)	(614)	(35)	0.0	(g)
ROCKWOOL A/S	(5)	(152)	5	0.0	(g)
Zealand Pharma A/S	(1)	(34)	— (h)	0.0	(g)

Total Short Positions of Total Return Swaps		(1,824)	(26)	0.0	(g)

Long Positions
Common Stocks
Denmark
AP Moller — Maersk A/S	— (h)	73	(2)	0.0	(g)
Genmab A/S	— (h)	20	2	0.0	(g)
Tryg A/S	39	912	(15)	0.0	(g)
Vestas Wind Systems A/S	19	524	1	0.0	(g)

Total Long Positions of Total Return Swaps		1,529	(14)	0.0	(g)

Total of Long and Short Positions of Total Return Swaps		(295)	(40)	0.0	(g)

SEE NOTES TO FINANCIAL STATEMENTS.

348	SIX CIRCLES TRUST	JUNE 30, 2026

COUNTERPARTY	DESCRIPTION	TERMINATION DATE	NOTIONAL VALUE (2)	NET UNREALIZED APPRECIATION/ (DEPRECIATION) ($) (3)	NET CASH AND OTHER RECEIVABLES/ PAYABLES ($)	VALUE ($)
Barclays Bank plc	The Fund receives a return on portfolio of long and short equity positions and pays or receives one day €STER on long positions and short positions respectively, plus or minus spread (rates range from -0.51% to 0.26%) which is denominated in EUR based on the local currencies of the positions within the swap	11/16/2027	432	169	136	305

REFERENCE ENTITY	SHARES	NOTIONAL VALUE (2)	UNREALIZED APPRECIATION (DEPRECIATION) ($) (3)	PERCENTAGE OF NET ASSETS (%)
Short Positions
Common Stocks
Austria
BAWAG Group AG	(1)	(253)	(3)	0.0	(g)
Raiffeisen Bank International AG	(8)	(504)	(6)	0.0	(g)
Verbund AG	(3)	(168)	1	0.0	(g)

Belgium
Aedifica SA	— (h)	(19)	— (h)	0.0	(g)
D’ieteren Group	(1)	(275)	(9)	0.0	(g)
Elia Group SA	(2)	(279)	(8)	0.0	(g)
KBC Group NV	(1)	(120)	2	0.0	(g)
Lotus Bakeries NV	— (h)	(114)	(6)	0.0	(g)
Syensqo SA	— (h)	(26)	1	0.0	(g)

Finland
Fortum OYJ	(24)	(560)	(8)	0.0	(g)
Kesko OYJ	(8)	(178)	— (h)	0.0	(g)
Metso OYJ	(15)	(271)	9	0.0	(g)
Neste OYJ	(9)	(281)	(20)	0.0	(g)
Nordea Bank Abp	(22)	(415)	5	0.0	(g)
Orion OYJ	(1)	(42)	(2)	0.0	(g)
Stora Enso OYJ	(16)	(178)	7	0.0	(g)
UPM-Kymmene OYJ	— (h)	(11)	1	0.0	(g)

France
Aeroports de Paris SA	(1)	(177)	(4)	0.0	(g)
Air France-KLM	(9)	(131)	(13)	0.0	(g)
Air Liquide SA	(7)	(1,390)	(64)	0.0	(g)
Amundi SA	(1)	(81)	— (h)	0.0	(g)
Bollore SE	(107)	(666)	171	0.0	(g)
Bouygues SA	(19)	(1,121)	36	0.0	(g)
Carrefour SA	(8)	(139)	(1)	0.0	(g)
Dassault Aviation SA	(2)	(602)	11	0.0	(g)
Edenred SE	(3)	(67)	— (h)	0.0	(g)
Eiffage SA	(1)	(94)	1	0.0	(g)
Gaztransport Et Technigaz SA	(2)	(394)	12	0.0	(g)
Gecina SA	— (h)	(30)	— (h)	0.0	(g)
Getlink SE	— (h)	— (h)	— (h)	0.0	(g)
Hermes International SCA	— (h)	(113)	2	0.0	(g)
Kering SA	(1)	(152)	8	0.0	(g)
L’Oreal SA	(2)	(782)	(12)	0.0	(g)
Renault SA	(7)	(216)	21	0.0	(g)

SEE NOTES TO FINANCIAL STATEMENTS.

JUNE 30, 2026	SIX CIRCLES TRUST	349

Six Circles Multi-Strategy Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JUNE 30, 2026 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

REFERENCE ENTITY	SHARES	NOTIONAL VALUE (2)	UNREALIZED APPRECIATION (DEPRECIATION) ($) (3)	PERCENTAGE OF NET ASSETS (%)
Short Positions — continued
Common Stocks — continued
France — continued
Rexel SA	(18)	(782)	3	0.0	(g)
Safran SA	— (h)	(150)	(6)	0.0	(g)
Sartorius Stedim Biotech	(2)	(355)	(41)	0.0	(g)
SCOR SE	(12)	(432)	1	0.0	(g)
SOITEC	— (h)	(43)	4	0.0	(g)
Technip Energies NV	(1)	(48)	3	0.0	(g)
Teleperformance SE	(1)	(64)	9	0.0	(g)
Thales SA	(1)	(263)	— (h)	0.0	(g)
TotalEnergies SE	(1)	(72)	3	0.0	(g)
Unibail-Rodamco-Westfield	(1)	(63)	(1)	0.0	(g)
Veolia Environnement SA	(28)	(1,161)	(14)	0.0	(g)

Germany
AIXTRON SE	(2)	(110)	14	0.0	(g)
Bayer AG	(8)	(348)	(87)	0.0	(g)
Bayerische Motoren Werke AG	(13)	(932)	55	0.0	(g)
CTS Eventim AG & Co. KGaA	(3)	(199)	— (h)	0.0	(g)
Daimler Truck Holding AG	— (h)	(2)	— (h)	0.0	(g)
Hannover Rueck SE	(2)	(451)	(12)	0.0	(g)
Henkel AG & Co. KGaA	(9)	(702)	(33)	0.0	(g)
Infineon Technologies AG	(10)	(1,001)	50	0.0	(g)
Knorr-Bremse AG	(5)	(553)	11	0.0	(g)
MTU Aero Engines AG	(1)	(302)	(23)	0.0	(g)
Porsche Automobil Holding SE	(20)	(711)	79	0.0	(g)
Rheinmetall AG	— (h)	(223)	37	0.0	(g)
Sartorius AG	(1)	(125)	(10)	0.0	(g)
Siemens Healthineers AG	(3)	(109)	1	0.0	(g)
Talanx AG	(2)	(294)	(14)	0.0	(g)
thyssenkrupp AG	(32)	(381)	6	0.0	(g)
TUI AG	(6)	(51)	— (h)	0.0	(g)
Volkswagen AG	(3)	(232)	21	0.0	(g)

Ireland
AIB Group plc	(41)	(502)	20	0.0	(g)
Bank of Ireland Group plc	(7)	(153)	10	0.0	(g)
Kingspan Group plc	(2)	(223)	13	0.0	(g)
Ryanair Holdings plc	(2)	(73)	(3)	0.0	(g)

Italy
A2A SpA	(50)	(131)	1	0.0	(g)
Banco BPM SpA	(3)	(50)	2	0.0	(g)
BPER Banca SPA	(3)	(40)	1	0.0	(g)
Buzzi SpA	(6)	(320)	12	0.0	(g)
Davide Campari-Milano NV	(5)	(35)	— (h)	0.0	(g)
Ferrari NV	— (h)	(47)	(3)	0.0	(g)
Fincantieri SpA	(2)	(24)	2	0.0	(g)
FinecoBank Banca Fineco SpA	(17)	(436)	20	0.0	(g)
Lottomatica Group Spa	(4)	(123)	9	0.0	(g)
Moncler SpA	(7)	(391)	3	0.0	(g)
Nexi SpA	(22)	(91)	1	0.0	(g)
Terna — Rete Elettrica Nazionale	(19)	(222)	(2)	0.0	(g)

Luxembourg
ArcelorMittal SA	(15)	(907)	21	0.0	(g)
CVC Capital Partners plc	(24)	(357)	8	0.0	(g)
Tenaris SA	(3)	(88)	4	0.0	(g)

SEE NOTES TO FINANCIAL STATEMENTS.

350	SIX CIRCLES TRUST	JUNE 30, 2026

REFERENCE ENTITY	SHARES	NOTIONAL VALUE (2)	UNREALIZED APPRECIATION (DEPRECIATION) ($) (3)	PERCENTAGE OF NET ASSETS (%)
Short Positions — continued
Common Stocks — continued

Netherlands
ABN AMRO Bank NV	(20)	(898)	29	0.0	(g)
Adyen NV	— (h)	(220)	13	0.0	(g)
Aegon Ltd.	(20)	(171)	2	0.0	(g)
Airbus SE	(6)	(1,373)	(35)	0.0	(g)
Akzo Nobel NV	(3)	(191)	4	0.0	(g)
Argenx SE	— (h)	(52)	(1)	0.0	(g)
EXOR NV	(7)	(514)	(6)	0.0	(g)
Ferrovial NV	(6)	(385)	(13)	0.0	(g)
Heineken Holding NV	(1)	(62)	(2)	0.0	(g)
Heineken NV	(9)	(770)	(28)	0.0	(g)
Prosus NV	(3)	(115)	— (h)	0.0	(g)
SBM Offshore NV	(3)	(118)	8	0.0	(g)
Universal Music Group NV	(67)	(1,392)	(2)	0.0	(g)

Portugal
Banco Comercial Portugues SA	(1,267)	(1,519)	20	0.0	(g)
Jeronimo Martins SGPS SA	(16)	(323)	9	0.0	(g)

Spain
Aena SME SA	(31)	(930)	(3)	0.0	(g)
Amadeus IT Group SA	(1)	(73)	1	0.0	(g)
Banco de Sabadell SA	(134)	(488)	13	0.0	(g)
EDP Renewables SA	(3)	(51)	(1)	0.0	(g)
Iberdrola SA	(13)	(317)	(10)	0.0	(g)
Mapfre SA	(175)	(862)	(2)	0.0	(g)
Merlin Properties Socimi SA	(8)	(134)	2	0.0	(g)
Repsol SA	(1)	(32)	— (h)	0.0	(g)
Solaria Energia y Medio Ambiente SA	(2)	(53)	6	0.0	(g)

Switzerland
STMicroelectronics NV	(8)	(648)	46	0.0	(g)

United Kingdom
International Consolidated Airlines Group SA	(12)	(73)	(2)	0.0	(g)

Total Short Positions of Total Return Swaps		(35,985)	355	0.0	(g)

Long Positions
Common Stocks
Austria
OMV AG	3	170	(4)	0.0	(g)
voestalpine AG	1	58	(5)	0.0	(g)

Belgium
Ageas SA	11	878	15	0.0	(g)
Anheuser-Busch InBev SA	2	151	4	0.0	(g)
Groupe Bruxelles Lambert NV	4	329	— (h)	0.0	(g)
Sofina SA	— (h)	76	(1)	0.0	(g)
UCB SA	— (h)	131	8	0.0	(g)
Umicore SA	3	68	(6)	0.0	(g)

Finland
Elisa OYJ	6	273	(7)	0.0	(g)
Nokia OYJ	19	268	(16)	0.0	(g)
Sampo OYJ	5	50	1	0.0	(g)
Wartsila OYJ Abp	5	213	(5)	0.0	(g)

SEE NOTES TO FINANCIAL STATEMENTS.

JUNE 30, 2026	SIX CIRCLES TRUST	351

Six Circles Multi-Strategy Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JUNE 30, 2026 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

REFERENCE ENTITY	SHARES		NOTIONAL VALUE (2)	UNREALIZED APPRECIATION (DEPRECIATION) ($) (3)	PERCENTAGE OF NET ASSETS (%)
Long Positions — continued
Common Stocks — continued

France
Accor SA	2		84	4	0.0	(g)
Alstom SA	5		94	1	0.0	(g)
AXA SA	49		2,385	58	0.0	(g)
BioMerieux	3		224	5	0.0	(g)
BNP Paribas SA	6		702	2	0.0	(g)
Bureau Veritas SA	15		433	20	0.0	(g)
Capgemini SE	1		133	— (h)	0.0	(g)
Covivio SA	1		44	— (h)	0.0	(g)
Credit Agricole SA	18		357	(1)	0.0	(g)
Danone SA	3		198	15	0.0	(g)
Dassault Systemes SE	9		184	3	0.0	(g)
Engie SA	2		73	1	0.0	(g)
EssilorLuxottica SA	4		822	(22)	0.0	(g)
Ipsen SA	3		528	39	0.0	(g)
Klepierre SA	5		209	4	0.0	(g)
Legrand SA	1		106	(4)	0.0	(g)
LVMH Moet Hennessy Louis Vuitton SE	—	(h)	97	1	0.0	(g)
Nexans SA	1		173	(15)	0.0	(g)
Orange SA	12		232	— (h)	0.0	(g)
Publicis Groupe SA	6		559	(8)	0.0	(g)
Sanofi SA	16		1,324	47	0.0	(g)
Societe Generale SA	10		858	(17)	0.0	(g)
SPIE SA	2		96	(1)	0.0	(g)
Valeo SE	21		328	(27)	0.0	(g)
Vinci SA	2		318	(7)	0.0	(g)

Germany
adidas AG	1		193	5	0.0	(g)
Allianz SE	2		782	14	0.0	(g)
Aurubis AG	—	(h)	14	(1)	0.0	(g)
BASF SE	3		196	(9)	0.0	(g)
Continental AG	2		173	(3)	0.0	(g)
Deutsche Bank AG	36		1,286	(76)	0.0	(g)
Deutsche Boerse AG	2		684	(15)	0.0	(g)
Deutsche Post AG	14		829	24	0.0	(g)
Deutsche Telekom AG	43		1,288	(112)	0.0	(g)
Fresenius Medical Care AG	2		90	(4)	0.0	(g)
Fresenius SE & Co. KGaA	1		28	— (h)	0.0	(g)
Heidelberg Materials AG	—	(h)	105	(10)	0.0	(g)
KION Group AG	—	(h)	14	(1)	0.0	(g)
LEG Immobilien SE	1		51	2	0.0	(g)
Merck KGaA	1		156	16	0.0	(g)
Nemetschek SE	2		123	(1)	0.0	(g)
Nordex SE	2		85	(5)	0.0	(g)
Puma SE	2		51	— (h)	0.0	(g)
Rational AG	—	(h)	2	— (h)	0.0	(g)
RWE AG	5		327	6	0.0	(g)
SAP SE	5		736	10	0.0	(g)
Scout24 SE	4		302	(2)	0.0	(g)
Siemens Energy AG	—	(h)	26	— (h)	0.0	(g)
Vonovia SE	6		151	5	0.0	(g)

SEE NOTES TO FINANCIAL STATEMENTS.

352	SIX CIRCLES TRUST	JUNE 30, 2026

REFERENCE ENTITY	SHARES		NOTIONAL VALUE (2)	UNREALIZED APPRECIATION (DEPRECIATION) ($) (3)	PERCENTAGE OF NET ASSETS (%)
Long Positions — continued
Common Stocks — continued

Ireland
Kerry Group plc	6		511	22	0.0	(g)

Italy
Amplifon SpA	25		281	(14)	0.0	(g)
Azimut Holding SpA	4		159	(10)	0.0	(g)
Banca Mediolanum SpA	1		36	(1)	0.0	(g)
DiaSorin SpA	1		75	2	0.0	(g)
Enel SpA	46		517	12	0.0	(g)
Eni SpA	2		43	(2)	0.0	(g)
Generali	36		1,744	(9)	0.0	(g)
Intesa Sanpaolo SpA	10		72	(3)	0.0	(g)
Italgas SpA	54		651	(29)	0.0	(g)
Leonardo SpA	2		102	(6)	0.0	(g)
Poste Italiane SpA	19		612	16	0.0	(g)
Prysmian SpA	2		432	(24)	0.0	(g)
Snam SpA	15		107	1	0.0	(g)
UniCredit SpA	2		195	(4)	0.0	(g)
Unipol Assicurazioni SpA	2		54	— (h)	0.0	(g)

Luxembourg
Eurofins Scientific SE	5		392	4	0.0	(g)

Netherlands
ASM International NV	—	(h)	226	(16)	0.0	(g)
ASR Nederland NV	10		772	(10)	0.0	(g)
BE Semiconductor Industries NV	—	(h)	86	(9)	0.0	(g)
Euronext NV	1		101	(4)	0.0	(g)
ING Groep NV	35		1,114	(20)	0.0	(g)
Koninklijke Ahold Delhaize NV	37		1,462	42	0.0	(g)
Koninklijke KPN NV	29		145	(1)	0.0	(g)
Koninklijke Philips NV	28		752	2	0.0	(g)
NN Group NV	3		224	1	0.0	(g)
QIAGEN NV	3		110	6	0.0	(g)
Wolters Kluwer NV	5		297	(1)	0.0	(g)

Portugal
EDP SA	234		1,190	35	0.0	(g)

Spain
ACS Actividades de Construccion y Servicios SA	6		446	(19)	0.0	(g)
Banco Bilbao Vizcaya Argentaria SA	2		49	— (h)	0.0	(g)
CaixaBank SA	14		206	(5)	0.0	(g)
Enagas SA	14		276	(14)	0.0	(g)
Grifols SA	2		21	— (h)	0.0	(g)
Industria de Diseno Textil SA	8		530	— (h)	0.0	(g)
Naturgy Energy Group SA	17		556	(22)	0.0	(g)
Telefonica SA	181		755	(27)	0.0	(g)
Unicaja Banco SA	54		198	(4)	0.0	(g)

Total Long Positions of Total Return Swaps			36,417	(186)	0.0	(g)

Total of Long and Short Positions of Total Return Swaps			432	169	0.0	(g)

SEE NOTES TO FINANCIAL STATEMENTS.

JUNE 30, 2026	SIX CIRCLES TRUST	353

Six Circles Multi-Strategy Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JUNE 30, 2026 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

COUNTERPARTY	DESCRIPTION	TERMINATION DATE	NOTIONAL VALUE (2)	NET UNREALIZED APPRECIATION/ (DEPRECIATION) ($) (3)	NET CASH AND OTHER RECEIVABLES/ PAYABLES ($)	VALUE ($)
Barclays Bank plc	The Fund receives a return on portfolio of long and short equity positions and pays or receives one day SONIA on long positions and short positions respectively, plus or minus spread (rates range from -0.25% to 0.25%) which is denominated in GBP based on the local currencies of the positions within the swap	11/16/2027	(213)	(202)	(2)	(204)

REFERENCE ENTITY	SHARES	NOTIONAL VALUE (2)	UNREALIZED APPRECIATION (DEPRECIATION) ($) (3)	PERCENTAGE OF NET ASSETS (%)
Short Positions
Common Stocks
Australia
Greatland Resources Ltd.	(8)	(81)	12	0.0	(g)

Bermuda
Hiscox Ltd.	(24)	(568)	(16)	0.0	(g)

Hong Kong
Prudential plc	(15)	(203)	2	0.0	(g)

Ireland
DCC plc	(3)	(285)	(3)	0.0	(g)
Experian plc	(13)	(415)	(8)	0.0	(g)

Mexico
Fresnillo plc	(2)	(97)	9	0.0	(g)

Peru
Hochschild Mining plc	(5)	(36)	6	0.0	(g)

South Africa
Pan African Resources plc	(34)	(49)	6	0.0	(g)

Switzerland
Coca-Cola HBC AG	(3)	(213)	(15)	0.0	(g)
Glencore plc	(17)	(128)	10	0.0	(g)

United Kingdom
3i Group plc	(8)	(230)	(23)	0.0	(g)
Admiral Group plc	(5)	(223)	(17)	0.0	(g)
Anglo American plc	(36)	(1,765)	(6)	0.0	(g)
AstraZeneca plc	(2)	(277)	(17)	0.0	(g)
Autotrader Group plc	(35)	(224)	(7)	0.0	(g)
Berkeley Group Holdings plc	(3)	(145)	— (h)	0.0	(g)
British American Tobacco plc	(2)	(127)	(7)	0.0	(g)
Bunzl plc	(9)	(293)	(20)	0.0	(g)
Centrica plc	(6)	(14)	— (h)	0.0	(g)
Convatec Group plc	(57)	(156)	(6)	0.0	(g)
Croda International plc	(3)	(115)	3	0.0	(g)
Diageo plc	(28)	(565)	(2)	0.0	(g)
Drax Group plc	(2)	(21)	— (h)	0.0	(g)
easyJet plc	(1)	(9)	(1)	0.0	(g)

SEE NOTES TO FINANCIAL STATEMENTS.

354	SIX CIRCLES TRUST	JUNE 30, 2026

REFERENCE ENTITY	SHARES	NOTIONAL VALUE (2)	UNREALIZED APPRECIATION (DEPRECIATION) ($) (3)	PERCENTAGE OF NET ASSETS (%)
Short Positions — continued
Common Stocks — continued
United Kingdom — continued
Games Workshop Group plc	— (h)	(50)	(1)	0.0	(g)
GSK plc	(6)	(144)	(3)	0.0	(g)
Haleon plc	(25)	(109)	(5)	0.0	(g)
Halma plc	(1)	(31)	— (h)	0.0	(g)
Harbour Energy plc	(4)	(12)	— (h)	0.0	(g)
Howden Joinery Group plc	(38)	(414)	(12)	0.0	(g)
International Consolidated Airlines Group SA	(74)	(456)	(11)	0.0	(g)
JD Sports Fashion plc	(40)	(44)	(1)	0.0	(g)
Land Securities Group plc	(20)	(163)	(7)	0.0	(g)
LondonMetric Property plc	(104)	(254)	(6)	0.0	(g)
Marks & Spencer Group plc	(58)	(278)	(10)	0.0	(g)
Melrose Industries plc	(16)	(98)	— (h)	0.0	(g)
National Grid plc	(11)	(183)	(4)	0.0	(g)
Persimmon plc	(5)	(68)	— (h)	0.0	(g)
Primary Health Properties plc	(25)	(31)	(1)	0.0	(g)
RELX plc	(15)	(456)	(7)	0.0	(g)
Rentokil Initial plc	(34)	(194)	1	0.0	(g)
Rightmove plc	(9)	(53)	(2)	0.0	(g)
Rolls-Royce Holdings plc	(40)	(747)	(17)	0.0	(g)
Segro plc	(3)	(26)	(5)	0.0	(g)
Severn Trent plc	(4)	(143)	(4)	0.0	(g)
Spirax Group plc	— (h)	(30)	1	0.0	(g)
SSE plc	(8)	(253)	(10)	0.0	(g)
Tritax Big Box REIT plc	(62)	(127)	(7)	0.0	(g)
UNITE Group plc (The)	(11)	(73)	—	0.0
United Utilities Group plc	(9)	(150)	(1)	0.0	(g)
Whitbread plc	(1)	(19)	1	0.0	(g)
Wise Group plc	(10)	(105)	(10)	0.0	(g)
WPP plc	(49)	(177)	24	0.0	(g)

Total Short Positions of Total Return Swaps		(11,127)	(197)	0.0	(g)

Long Positions
Common Stocks
Chile
Antofagasta plc	— (h)	20	(1)	0.0	(g)

United Kingdom
Airtel Africa plc	9	41	(3)	0.0	(g)
Aviva plc	18	157	1	0.0	(g)
Babcock International Group plc	2	28	(1)	0.0	(g)
BAE Systems plc	2	48	1	0.0	(g)
Balfour Beatty plc	10	120	(2)	0.0	(g)
Bellway plc	1	27	1	0.0	(g)
British Land Co. plc/The	39	206	6	0.0	(g)
Diploma plc	1	100	(1)	0.0	(g)
Endeavour Mining plc	— (h)	6	— (h)	0.0	(g)
Entain plc	16	119	3	0.0	(g)
Hikma Pharmaceuticals plc	1	20	— (h)	0.0	(g)
HSBC Holdings plc	17	329	(5)	0.0	(g)
IG Group Holdings plc	2	57	(2)	0.0	(g)
IMI plc	9	371	(6)	0.0	(g)
Informa plc	51	587	20	0.0	(g)
J Sainsbury plc	42	172	8	0.0	(g)

SEE NOTES TO FINANCIAL STATEMENTS.

JUNE 30, 2026	SIX CIRCLES TRUST	355

Six Circles Multi-Strategy Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JUNE 30, 2026 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

REFERENCE ENTITY	SHARES		NOTIONAL VALUE (2)	UNREALIZED APPRECIATION (DEPRECIATION) ($) (3)	PERCENTAGE OF NET ASSETS (%)
Long Positions — continued
Common Stocks — continued
United Kingdom — continued
Johnson Matthey plc	14		385	(42)	0.0	(g)
Kingfisher plc	74		275	3	0.0	(g)
Legal & General Group plc	1		3	— (h)	0.0	(g)
Lloyds Banking Group plc	356		516	9	0.0	(g)
London Stock Exchange Group plc	2		190	(3)	0.0	(g)
M&G plc	147		650	4	0.0	(g)
NatWest Group plc	50		438	3	0.0	(g)
Next plc	6		1,226	15	0.0	(g)
Pearson plc	—	(h)	3	— (h)	0.0	(g)
Reckitt Benckiser Group plc	6		395	24	0.0	(g)
Sage Group plc (The)	45		479	8	0.0	(g)
Shell plc	42		1,665	(42)	0.0	(g)
Smith & Nephew plc	10		145	(3)	0.0	(g)
Smiths Group plc	25		874	(17)	0.0	(g)
St James’s Place plc	1		11	1	0.0	(g)
Standard Chartered plc	9		240	(3)	0.0	(g)
Standard Life plc	19		206	2	0.0	(g)
Taylor Wimpey plc	48		51	1	0.0	(g)
Tesco plc	126		754	16	0.0	(g)

Total Long Positions of Total Return Swaps			10,914	(5)	0.0	(g)

Total of Long and Short Positions of Total Return Swaps			(213)	(202)	0.0	(g)

COUNTERPARTY	DESCRIPTION	TERMINATION DATE	NOTIONAL VALUE (2)	NET UNREALIZED APPRECIATION/ (DEPRECIATION) ($) (3)	NET CASH AND OTHER RECEIVABLES/ PAYABLES ($)	VALUE ($)
Barclays Bank plc	The Fund receives a return on portfolio of long and short equity positions and pays or receives one day HONIA on long positions and short positions respectively, plus or minus spread (rates range from -0.3% to 0.3%) which is denominated in HKD based on the local currencies of the positions within the swap	09/18/2028	(113)	36	32	68

REFERENCE ENTITY	SHARES	NOTIONAL VALUE (2)	UNREALIZED APPRECIATION (DEPRECIATION) ($) (3)		PERCENTAGE OF NET ASSETS (%)
Short Positions
Common Stocks
Hong Kong
BOC Hong Kong Holdings Ltd.	(38)	(228)	25		0.0	(g)
CK Infrastructure Holdings Ltd.	(7)	(52)	(2)		0.0	(g)
CLP Holdings Ltd.	(69)	(640)	(5)		0.0	(g)
Henderson Land Development Co. Ltd.	(1)	(3)	—	(h)	0.0	(g)
HKT Trust & HKT Ltd.	(84)	(126)	1		0.0	(g)
Hong Kong & China Gas Co. Ltd.	(432)	(369)	11		0.0	(g)
Hong Kong Exchanges & Clearing Ltd.	(1)	(55)	—	(h)	0.0	(g)
MTR Corp. Ltd.	(110)	(432)	7		0.0	(g)
Power Assets Holdings Ltd.	(6)	(43)	—	(h)	0.0	(g)

SEE NOTES TO FINANCIAL STATEMENTS.

356	SIX CIRCLES TRUST	JUNE 30, 2026

REFERENCE ENTITY	SHARES	NOTIONAL VALUE (2)	UNREALIZED APPRECIATION (DEPRECIATION) ($) (3)	PERCENTAGE OF NET ASSETS (%)
Short Positions — continued
Common Stocks — continued
Hong Kong — continued
Sino Land Co. Ltd.	(16)	(22)	1	0.0	(g)
Sun Hung Kai Properties Ltd.	(8)	(116)	1	0.0	(g)
Swire Pacific Ltd.	(1)	(5)	— (h)	0.0	(g)

Total Short Positions of Total Return Swaps		(2,091)	39	0.0	(g)

Long Positions
Common Stocks
Hong Kong
CK Asset Holdings Ltd.	5	26	— (h)	0.0	(g)
CK Hutchison Holdings Ltd.	36	314	(10)	0.0	(g)
Galaxy Entertainment Group Ltd.	86	327	(4)	0.0	(g)
Link REIT	162	735	20	0.0	(g)
SITC International Holdings Co. Ltd.	7	29	(1)	0.0	(g)
Techtronic Industries Co. Ltd.	3	39	2	0.0	(g)
WH Group Ltd.	89	98	(4)	0.0	(g)

Macau
Sands China Ltd.	210	363	(13)	0.0	(g)

Singapore
ASMPT Ltd.	2	47	7	0.0	(g)

Total Long Positions of Total Return Swaps		1,978	(3)	0.0	(g)

Total of Long and Short Positions of Total Return Swaps		(113)	36	0.0	(g)

COUNTERPARTY	DESCRIPTION	TERMINATION DATE	NOTIONAL VALUE (2)	NET UNREALIZED APPRECIATION/ (DEPRECIATION) ($) (3)	NET CASH AND OTHER RECEIVABLES/ PAYABLES ($)	VALUE ($)
Barclays Bank plc	The Fund receives a return on portfolio of long and short equity positions and pays or receives one day SHIR on long positions and short positions respectively, plus or minus spread (rates range from -3% to 0.6%) which is denominated in ILS based on the local currencies of the positions within the swap	11/22/2027	(245)	12	—	12

REFERENCE ENTITY	SHARES		NOTIONAL VALUE (2)	UNREALIZED APPRECIATION (DEPRECIATION) ($) (3)		PERCENTAGE OF NET ASSETS (%)
Short Positions
Common Stocks
Israel
Azrieli Group Ltd.	—	(h)	(34)	—	(h)	0.0	(g)
Mizrahi Tefahot Bank Ltd.	—	(h)	(27)	—	(h)	0.0	(g)
Next Vision Stabilized Systems Ltd.	(1)		(75)	4		0.0	(g)
Phoenix Financial Ltd.	(2)		(128)	—	(h)	0.0	(g)
Tower Semiconductor Ltd.	—	(h)	(47)	6		0.0	(g)

Total Short Positions of Total Return Swaps			(311)	10		0.0	(g)

SEE NOTES TO FINANCIAL STATEMENTS.

JUNE 30, 2026	SIX CIRCLES TRUST	357

Six Circles Multi-Strategy Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JUNE 30, 2026 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

REFERENCE ENTITY	SHARES	NOTIONAL VALUE (2)	UNREALIZED APPRECIATION (DEPRECIATION) ($) (3)	PERCENTAGE OF NET ASSETS (%)

Long Positions
Common Stocks
Israel
Israel Discount Bank Ltd.	7	66	2	0.0	(g)

Total Long Positions of Total Return Swaps		66	2	0.0	(g)

Total of Long and Short Positions of Total Return Swaps		(245)	12	0.0	(g)

COUNTERPARTY	DESCRIPTION	TERMINATION DATE	NOTIONAL VALUE (2)	NET UNREALIZED APPRECIATION/ (DEPRECIATION) ($) (3)	NET CASH AND OTHER RECEIVABLES/ PAYABLES ($)	VALUE ($)
Barclays Bank plc	The Fund receives a return on portfolio of long and short equity positions and pays or receives one day MUTSC on long positions and short positions respectively, plus or minus spread (rates range from -0.2% to 0.25%) which is denominated in JPY based on the local currencies of the positions within the swap	09/18/2028	(1,890)	(213)	65	(148)

REFERENCE ENTITY	SHARES	NOTIONAL VALUE (2)	UNREALIZED APPRECIATION (DEPRECIATION) ($) (3)	PERCENTAGE OF NET ASSETS (%)
Short Positions
Common Stocks
Japan
Aeon Co. Ltd.	(23)	(184)	(5)	0.0	(g)
AGC, Inc.	(2)	(70)	5	0.0	(g)
Ajinomoto Co., Inc.	(3)	(101)	(1)	0.0	(g)
Asahi Group Holdings Ltd.	(48)	(449)	(11)	0.0	(g)
Asahi Intecc Co. Ltd.	(2)	(46)	(3)	0.0	(g)
Asics Corp.	(31)	(812)	(17)	0.0	(g)
Bandai Namco Holdings, Inc.	(14)	(307)	(12)	0.0	(g)
Capcom Co. Ltd.	(5)	(95)	(5)	0.0	(g)
Central Japan Railway Co.	(74)	(1,475)	(95)	0.0	(g)
Chiba Bank Ltd./The	(2)	(34)	— (h)	0.0	(g)
Chubu Electric Power Co., Inc.	(66)	(1,158)	(78)	0.0	(g)
Daifuku Co. Ltd.	(10)	(425)	9	0.0	(g)
Dexerials Corp.	(1)	(36)	5	0.0	(g)
East Japan Railway Co.	(1)	(25)	(1)	0.0	(g)
Ebara Corp.	(15)	(629)	48	0.0	(g)
Electric Power Development Co. Ltd.	(10)	(233)	12	0.0	(g)
Fast Retailing Co. Ltd.	— (h)	(50)	(1)	0.0	(g)
Food & Life Cos. Ltd.	(3)	(98)	(5)	0.0	(g)
Fujikura Ltd.	(9)	(337)	(4)	0.0	(g)
Furukawa Electric Co. Ltd.	(14)	(454)	53	0.0	(g)
GS Yuasa Corp.	(7)	(305)	43	0.0	(g)
Hankyu Hanshin Holdings, Inc.	(35)	(920)	(8)	0.0	(g)
Hikari Tsushin, Inc.	(2)	(401)	8	0.0	(g)
Hokuhoku Financial Group, Inc.	(1)	(34)	1	0.0	(g)
Honda Motor Co. Ltd.	(67)	(580)	(27)	0.0	(g)
Ibiden Co. Ltd.	(4)	(634)	63	0.0	(g)

SEE NOTES TO FINANCIAL STATEMENTS.

358	SIX CIRCLES TRUST	JUNE 30, 2026

REFERENCE ENTITY	SHARES	NOTIONAL VALUE (2)	UNREALIZED APPRECIATION (DEPRECIATION) ($) (3)	PERCENTAGE OF NET ASSETS (%)
Short Positions — continued
Common Stocks — continued
Japan — continued
IHI Corp.	(1)	(24)	1	0.0	(g)
Inpex Corp.	(16)	(337)	18	0.0	(g)
Isetan Mitsukoshi Holdings Ltd.	(37)	(911)	(37)	0.0	(g)
Iyogin Holdings, Inc.	(2)	(31)	— (h)	0.0	(g)
J Front Retailing Co. Ltd.	(17)	(298)	(73)	0.0	(g)
Japan Exchange Group, Inc.	(19)	(249)	13	0.0	(g)
Japan Petroleum Exploration Co. Ltd.	(4)	(36)	1	0.0	(g)
Japan Post Insurance Co. Ltd.	(13)	(121)	— (h)	0.0	(g)
Japan Steel Works Ltd./The	— (h)	(15)	1	0.0	(g)
JFE Holdings, Inc.	(19)	(186)	5	0.0	(g)
JX Advanced Metals Corp.	(3)	(102)	18	0.0	(g)
Kawasaki Heavy Industries Ltd.	(23)	(455)	45	0.0	(g)
Keyence Corp.	(3)	(1,631)	(64)	0.0	(g)
Kikkoman Corp.	(65)	(627)	(43)	0.0	(g)
Kinden Corp.	(1)	(26)	1	0.0	(g)
Kioxia Holdings Corp.	(1)	(788)	71	0.0	(g)
Kirin Holdings Co. Ltd.	(16)	(273)	— (h)	0.0	(g)
Komatsu Ltd.	(31)	(1,237)	51	0.0	(g)
Konami Group Corp.	(1)	(131)	— (h)	0.0	(g)
Kurita Water Industries Ltd.	(5)	(294)	13	0.0	(g)
Kyocera Corp.	(10)	(221)	7	0.0	(g)
Kyoto Financial Group, Inc.	(1)	(18)	1	0.0	(g)
Kyowa Kirin Co. Ltd.	(7)	(115)	(3)	0.0	(g)
Kyushu Electric Power Co., Inc.	(6)	(58)	— (h)	0.0	(g)
Makita Corp.	(1)	(51)	1	0.0	(g)
Marubeni Corp.	(61)	(1,846)	84	0.0	(g)
Maruwa Co. Ltd./Aichi	— (h)	(87)	(1)	0.0	(g)
MatsukiyoCocokara & Co.	(9)	(132)	(4)	0.0	(g)
Mebuki Financial Group, Inc.	(9)	(75)	1	0.0	(g)
Meiko Electronics Co. Ltd.	(1)	(137)	22	0.0	(g)
Mercari, Inc.	(4)	(95)	(3)	0.0	(g)
Micronics Japan Co. Ltd.	— (h)	(31)	— (h)	0.0	(g)
MINEBEA MITSUMI, Inc.	(4)	(121)	7	0.0	(g)
MISUMI Group, Inc.	(10)	(240)	(8)	0.0	(g)
Mitsubishi Chemical Group Corp.	(74)	(497)	(13)	0.0	(g)
Mitsui Kinzoku Co. Ltd.	— (h)	(33)	6	0.0	(g)
Mizuho Financial Group, Inc.	(2)	(119)	4	0.0	(g)
MonotaRO Co. Ltd.	(6)	(68)	(3)	0.0	(g)
MS&AD Insurance Group Holdings, Inc.	(11)	(311)	27	0.0	(g)
Nexon Co. Ltd.	(9)	(125)	3	0.0	(g)
NIDEC Corp.,	(5)	(83)	3	0.0	(g)
Nippon Building Fund, Inc.	(1)	(702)	(25)	0.0	(g)
NIPPON EXPRESS HOLDINGS, Inc.	(7)	(213)	5	0.0	(g)
Nippon Paint Holdings Co. Ltd.	(122)	(808)	16	0.0	(g)
Nippon Sanso Holdings Corp.	(10)	(328)	(30)	0.0	(g)
Nissan Motor Co. Ltd.	(7)	(13)	1	0.0	(g)
Niterra Co. Ltd.	(7)	(470)	9	0.0	(g)
NTT, Inc.	(651)	(576)	(4)	0.0	(g)
Obic Co. Ltd.	(1)	(11)	— (h)	0.0	(g)
Oji Holdings Corp.	(62)	(306)	2	0.0	(g)
Olympus Corp.	(14)	(139)	(3)	0.0	(g)
Omron Corp.	(1)	(48)	2	0.0	(g)

SEE NOTES TO FINANCIAL STATEMENTS.

JUNE 30, 2026	SIX CIRCLES TRUST	359

Six Circles Multi-Strategy Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JUNE 30, 2026 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

REFERENCE ENTITY	SHARES	NOTIONAL VALUE (2)	UNREALIZED APPRECIATION (DEPRECIATION) ($) (3)	PERCENTAGE OF NET ASSETS (%)
Short Positions — continued
Common Stocks — continued
Japan — continued
Organo Corp.	(2)	(185)	15	0.0	(g)
Oriental Land Co. Ltd./Japan	(9)	(126)	(9)	0.0	(g)
ORIX Corp.	(9)	(364)	16	0.0	(g)
Osaka Gas Co. Ltd.	(1)	(17)	— (h)	0.0	(g)
Panasonic Holdings Corp.	(17)	(448)	(11)	0.0	(g)
Rakuten Bank Ltd.	— (h)	(6)	— (h)	0.0	(g)
Resona Holdings, Inc.	(21)	(283)	16	0.0	(g)
Rorze Corp.	(1)	(15)	1	0.0	(g)
Ryohin Keikaku Co. Ltd.	(14)	(297)	(3)	0.0	(g)
Seibu Holdings, Inc.	(7)	(121)	(6)	0.0	(g)
Sekisui Chemical Co. Ltd.	(25)	(384)	(19)	0.0	(g)
Shimadzu Corp.	(10)	(226)	(14)	0.0	(g)
Shimano, Inc.	(2)	(223)	(1)	0.0	(g)
Shionogi & Co. Ltd.	(14)	(246)	2	0.0	(g)
SKY Perfect JSAT Corp.	(2)	(36)	6	0.0	(g)
SMC Corp.	— (h)	(90)	2	0.0	(g)
SoftBank Group Corp.	(1)	(52)	— (h)	0.0	(g)
Sojitz Corp.	(7)	(218)	5	0.0	(g)
Sompo Holdings, Inc.	(4)	(175)	6	0.0	(g)
Subaru Corp.	(33)	(494)	8	0.0	(g)
Sumitomo Corp.	(22)	(211)	(2)	0.0	(g)
Sumitomo Forestry Co. Ltd.	(5)	(37)	(1)	0.0	(g)
Suntory Beverage & Food Ltd.	(17)	(448)	(14)	0.0	(g)
SWCC Corp.	— (h)	(27)	2	0.0	(g)
Takashimaya Co. Ltd.	(9)	(126)	(8)	0.0	(g)
Toho Co. Ltd./Tokyo	(18)	(136)	(7)	0.0	(g)
Tokio Marine Holdings, Inc.	(9)	(381)	5	0.0	(g)
Tokyo Gas Co. Ltd.	(3)	(103)	1	0.0	(g)
Tokyo Ohka Kogyo Co. Ltd.	(1)	(56)	— (h)	0.0	(g)
Tokyu Corp.	(78)	(776)	(22)	0.0	(g)
TOPPAN Holdings, Inc.	(21)	(634)	(9)	0.0	(g)
Toray Industries, Inc.	(17)	(120)	4	0.0	(g)
TOTO Ltd.	(11)	(608)	41	0.0	(g)
Toyo Suisan Kaisha Ltd.	(3)	(187)	(11)	0.0	(g)
Toyota Motor Corp.	(67)	(1,130)	7	0.0	(g)
Toyota Tsusho Corp.	(51)	(1,943)	61	0.0	(g)
West Japan Railway Co.	(25)	(398)	(16)	0.0	(g)
Yamaha Motor Co. Ltd.	(21)	(157)	2	0.0	(g)
Yokogawa Electric Corp.	(5)	(172)	2	0.0	(g)
Yokohama Financial Group, Inc.	(20)	(216)	5	0.0	(g)
Yokohama Rubber Co. Ltd./The	(11)	(523)	33	0.0	(g)
Zensho Holdings Co. Ltd.	(5)	(235)	(18)	0.0	(g)
ZOZO, Inc.	(8)	(57)	(1)	0.0	(g)

Total Short Positions of Total Return Swaps		(38,428)	167	0.0	(g)

Long Positions
Common Stocks
Japan
Aisin Corp.	24	328	(8)	0.0	(g)
Amada Co. Ltd.	10	191	(10)	0.0	(g)
ANA Holdings, Inc.	9	157	2	0.0	(g)
Anritsu Corp.	1	13	— (h)	0.0	(g)

SEE NOTES TO FINANCIAL STATEMENTS.

360	SIX CIRCLES TRUST	JUNE 30, 2026

REFERENCE ENTITY	SHARES		NOTIONAL VALUE (2)	UNREALIZED APPRECIATION (DEPRECIATION) ($) (3)	PERCENTAGE OF NET ASSETS (%)

Long Positions — continued
Common Stocks — continued
Japan — continued
ARCHION Corp.	8		13	1	0.0	(g)
Asahi Kasei Corp.	58		645	(11)	0.0	(g)
Astellas Pharma, Inc.	85		1,133	(1)	0.0	(g)
BayCurrent, Inc.	2		60	6	0.0	(g)
Bridgestone Corp.	40		845	(4)	0.0	(g)
CyberAgent, Inc.	97		786	28	0.0	(g)
Dai Nippon Printing Co. Ltd.	12		201	10	0.0	(g)
Daiichi Life Group, Inc.	42		472	(14)	0.0	(g)
Daiwa House Industry Co. Ltd.	67		1,771	52	0.0	(g)
Daiwa Securities Group, Inc.	39		393	(6)	0.0	(g)
Denso Corp.	22		255	(2)	0.0	(g)
DMG Mori Co. Ltd.	—	(h)	9	(1)	0.0	(g)
Dowa Holdings Co. Ltd.	—	(h)	17	(1)	0.0	(g)
Eisai Co. Ltd.	1		19	1	0.0	(g)
ENEOS Holdings, Inc.	245		1,884	(82)	0.0	(g)
FANUC Corp.	4		191	(15)	0.0	(g)
Fuji Electric Co. Ltd.	1		45	(3)	0.0	(g)
Fujitsu Ltd.	23		455	8	0.0	(g)
Fukuoka Financial Group, Inc.	3		140	(5)	0.0	(g)
Hamamatsu Photonics KK	34		595	(32)	0.0	(g)
Hitachi Construction Machinery Co. Ltd.	5		160	(5)	0.0	(g)
Hitachi Ltd.	5		138	(11)	0.0	(g)
Horiba Ltd.	2		283	(13)	0.0	(g)
Hulic Co. Ltd.	9		88	1	0.0	(g)
Idemitsu Kosan Co. Ltd.	70		537	(24)	0.0	(g)
INFRONEER Holdings, Inc.	5		82	(3)	0.0	(g)
Isuzu Motors Ltd.	11		156	(10)	0.0	(g)
ITOCHU Corp.	51		574	3	0.0	(g)
Japan Airlines Co. Ltd.	27		455	9	0.0	(g)
Japan Post Holdings Co. Ltd.	19		260	(7)	0.0	(g)
Japan Tobacco, Inc.	26		962	7	0.0	(g)
Kajima Corp.	12		455	(7)	0.0	(g)
Kandenko Co. Ltd.	—	(h)	12	— (h)	0.0	(g)
Kansai Electric Power Co., Inc. (The)	40		581	(13)	0.0	(g)
Kao Corp.	48		921	33	0.0	(g)
Kawasaki Kisen Kaisha Ltd.	5		71	1	0.0	(g)
KDDI Corp.	9		151	6	0.0	(g)
Kobe Bussan Co. Ltd.	1		15	— (h)	0.0	(g)
Kobe Steel Ltd.	6		75	(4)	0.0	(g)
LY Corp.	182		455	30	0.0	(g)
MEIJI Holdings Co. Ltd.	1		11	1	0.0	(g)
Mitsubishi Corp.	43		1,225	(70)	0.0	(g)
Mitsubishi Electric Corp.	32		1,209	(60)	0.0	(g)
Mitsubishi Gas Chemical Co., Inc.	14		488	(51)	0.0	(g)
Mitsubishi HC Capital, Inc.	3		26	— (h)	0.0	(g)
Mitsubishi Heavy Industries Ltd.	15		365	(23)	0.0	(g)
Mitsubishi UFJ Financial Group, Inc.	30		617	(23)	0.0	(g)
Mitsui & Co. Ltd.	8		239	(12)	0.0	(g)
Mitsui Chemicals, Inc.	65		855	(6)	0.0	(g)
Mitsui Fudosan Co. Ltd.	82		743	10	0.0	(g)
Mitsui OSK Lines Ltd.	—	(h)	13	— (h)	0.0	(g)
Modec, Inc.	1		53	(1)	0.0	(g)

SEE NOTES TO FINANCIAL STATEMENTS.

JUNE 30, 2026	SIX CIRCLES TRUST	361

Six Circles Multi-Strategy Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JUNE 30, 2026 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

REFERENCE ENTITY	SHARES		NOTIONAL VALUE (2)	UNREALIZED APPRECIATION (DEPRECIATION) ($) (3)	PERCENTAGE OF NET ASSETS (%)

Long Positions — continued
Common Stocks — continued
Japan — continued
NEC Corp.	35		801	37	0.0	(g)
NGK Corp.	24		1,126	(24)	0.0	(g)
NH Foods Ltd.	11		383	5	0.0	(g)
Nippon Electric Glass Co. Ltd.	2		76	(4)	0.0	(g)
Nissan Chemical Corp.	1		36	1	0.0	(g)
Nitto Denko Corp.	19		372	— (h)	0.0	(g)
Nomura Holdings, Inc.	14		121	(2)	0.0	(g)
Nomura Research Institute Ltd.	2		60	5	0.0	(g)
NSK Ltd.	23		173	(12)	0.0	(g)
Obayashi Corp.	55		1,078	17	0.0	(g)
Ono Pharmaceutical Co. Ltd.	39		564	10	0.0	(g)
Otsuka Corp.	11		178	2	0.0	(g)
Pan Pacific International Holdings Corp.	28		140	1	0.0	(g)
Penta-Ocean Construction Co. Ltd.	6		69	(2)	0.0	(g)
Rakuten Group, Inc.	18		79	4	0.0	(g)
Recruit Holdings Co. Ltd.	5		306	8	0.0	(g)
Rohm Co. Ltd.	3		92	(2)	0.0	(g)
SBI Holdings, Inc.	12		212	(12)	0.0	(g)
Seiko Epson Corp.	3		56	(1)	0.0	(g)
Sekisui House Ltd.	21		410	19	0.0	(g)
Seven & i Holdings Co. Ltd.	14		163	7	0.0	(g)
Shimizu Corp.	13		203	1	0.0	(g)
Shizuoka Financial Group, Inc.	18		330	(1)	0.0	(g)
SoftBank Corp.	1,000		1,284	(4)	0.0	(g)
Square Enix Holdings Co. Ltd.	3		39	— (h)	0.0	(g)
SUMCO Corp.	1		36	(2)	0.0	(g)
Sumitomo Chemical Co. Ltd.	51		170	(10)	0.0	(g)
Sumitomo Heavy Industries Ltd.	8		254	(15)	0.0	(g)
Sumitomo Metal Mining Co. Ltd.	—	(h)	10	(1)	0.0	(g)
Sumitomo Mitsui Trust Group, Inc.	31		1,173	(29)	0.0	(g)
Sumitomo Rubber Industries Ltd.	4		49	(3)	0.0	(g)
Suzuki Motor Corp.	8		89	2	0.0	(g)
Sysmex Corp.	8		71	1	0.0	(g)
T&D Holdings, Inc.	7		221	(8)	0.0	(g)
Taisei Corp.	4		402	(16)	0.0	(g)
Takeda Pharmaceutical Co. Ltd.	30		924	33	0.0	(g)
THK Co. Ltd.	2		91	(10)	0.0	(g)
Tokyo Seimitsu Co. Ltd.	1		99	— (h)	0.0	(g)
Tokyo Tatemono Co. Ltd.	4		81	— (h)	0.0	(g)
Tokyu Fudosan Holdings Corp.	50		393	4	0.0	(g)
Tosoh Corp.	25		449	(6)	0.0	(g)
Toyo Tire Corp.	3		67	(2)	0.0	(g)
Trend Micro, Inc./Japan	4		122	7	0.0	(g)
Yaskawa Electric Corp.	13		593	(49)	0.0	(g)

Total Long Positions of Total Return Swaps			36,538	(380)	0.0	(g)

Total of Long and Short Positions of Total Return Swaps			(1,890)	(213)	0.0	(g)

SEE NOTES TO FINANCIAL STATEMENTS.

362	SIX CIRCLES TRUST	JUNE 30, 2026

COUNTERPARTY	DESCRIPTION	TERMINATION DATE	NOTIONAL VALUE (2)	NET UNREALIZED APPRECIATION/ (DEPRECIATION) ($) (3)	NET CASH AND OTHER RECEIVABLES/ PAYABLES ($)	VALUE ($)
Barclays Bank plc	The Fund receives a return on portfolio of long and short equity positions and pays or receives 4.25% on long positions and short positions respectively, plus or minus spread (rates range from -0.26% to 0.26%) which is denominated in NOK based on the local currencies of the positions within the swap	11/16/2027	(105)	(23)	12	(11)

REFERENCE ENTITY	SHARES	NOTIONAL VALUE (2)	UNREALIZED APPRECIATION (DEPRECIATION) ($) (3)	PERCENTAGE OF NET ASSETS (%)
Short Positions
Common Stocks
Norway
DNB Bank ASA	(7)	(209)	4	0.0	(g)
Gjensidige Forsikring ASA	(9)	(235)	— (h)	0.0	(g)
Kongsberg Gruppen ASA	— (h)	(11)	— (h)	0.0	(g)
Norsk Hydro ASA	(63)	(621)	50	0.0	(g)
Orkla ASA	(33)	(336)	(13)	0.0	(g)
Yara International ASA	(4)	(195)	(1)	0.0	(g)

Total Short Positions of Total Return Swaps		(1,607)	40	0.0	(g)

Long Positions
Common Stocks
Norway
Aker BP ASA	19	599	(21)	0.0	(g)
Mowi ASA	12	245	(14)	0.0	(g)
Telenor ASA	3	46	(1)	0.0	(g)
Var Energi ASA	141	612	(27)	0.0	(g)

Total Long Positions of Total Return Swaps		1,502	(63)	0.0	(g)

Total of Long and Short Positions of Total Return Swaps		(105)	(23)	0.0	(g)

COUNTERPARTY	DESCRIPTION	TERMINATION DATE	NOTIONAL VALUE (2)	NET UNREALIZED APPRECIATION/ (DEPRECIATION) ($) (3)	NET CASH AND OTHER RECEIVABLES/ PAYABLES ($)	VALUE ($)
Barclays Bank plc	The Fund receives a return on portfolio of long and short equity positions and pays or receives one day RBNZ on long positions and short positions respectively, plus or minus spread (rates range from -0.4% to 0.4%) which is denominated in NZD based on the local currencies of the positions within the swap	09/18/2028	(866)	9	(2)	7

SEE NOTES TO FINANCIAL STATEMENTS.

JUNE 30, 2026	SIX CIRCLES TRUST	363

Six Circles Multi-Strategy Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JUNE 30, 2026 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

REFERENCE ENTITY	SHARES	NOTIONAL VALUE (2)	UNREALIZED APPRECIATION (DEPRECIATION) ($) (3)	PERCENTAGE OF NET ASSETS (%)
Short Positions
Common Stocks
New Zealand
Auckland International Airport Ltd.	(140)	(677)	13	0.0	(g)
Contact Energy Ltd.	(4)	(25)	1	0.0	(g)
Infratil Ltd.	(27)	(230)	(6)	0.0	(g)

Total Short Positions of Total Return Swaps		(932)	8	0.0	(g)

Long Positions
Common Stocks
New Zealand
Fisher & Paykel Healthcare Corp. Ltd.	3	66	1	0.0	(g)

Total Long Positions of Total Return Swaps		66	1	0.0	(g)

Total of Long and Short Positions of Total Return Swaps		(866)	9	0.0	(g)

COUNTERPARTY	DESCRIPTION	TERMINATION DATE	NOTIONAL VALUE (2)	NET UNREALIZED APPRECIATION/ (DEPRECIATION) ($) (3)	NET CASH AND OTHER RECEIVABLES/ PAYABLES ($)	VALUE ($)
Barclays Bank plc	The Fund receives a return on portfolio of long and short equity positions and pays or receives one month STIBOR on long positions and short positions respectively, plus or minus spread (rates range from -0.26% to 0.26%) which is denominated in SEK based on the local currencies of the positions within the swap	11/16/2027	(667)	(3)	21	18

REFERENCE ENTITY	SHARES	NOTIONAL VALUE (2)	UNREALIZED APPRECIATION (DEPRECIATION) ($) (3)	PERCENTAGE OF NET ASSETS (%)
Short Positions
Common Stocks
Sweden
Alfa Laval AB	(11)	(646)	(19)	0.0	(g)
Epiroc AB	(14)	(380)	14	0.0	(g)
Essity AB	(8)	(212)	(5)	0.0	(g)
Fastighets AB Balder	(17)	(87)	(2)	0.0	(g)
Industrivarden AB	— (h)	(1)	— (h)	0.0	(g)
Investment AB Latour	(4)	(70)	(1)	0.0	(g)
Investor AB	(24)	(970)	(22)	0.0	(g)
L E Lundbergforetagen AB	(2)	(131)	(2)	0.0	(g)
Norion Bank AB	— (h)	— (h)	— (h)	0.0	(g)
Saab AB	— (h)	(10)	— (h)	0.0	(g)
Sagax AB	(4)	(54)	(2)	0.0	(g)
Skandinaviska Enskilda Banken AB	(9)	(190)	3	0.0	(g)
Svenska Cellulosa AB SCA	(26)	(277)	8	0.0	(g)
Swedbank AB	(21)	(781)	(4)	0.0	(g)
Swedish Orphan Biovitrum AB	(1)	(60)	(2)	0.0	(g)
Telefonaktiebolaget LM Ericsson	(7)	(77)	3	0.0	(g)
Volvo AB	(19)	(642)	(16)	0.0	(g)

Total Short Positions of Total Return Swaps		(4,588)	(47)	0.0	(g)

SEE NOTES TO FINANCIAL STATEMENTS.

364	SIX CIRCLES TRUST	JUNE 30, 2026

REFERENCE ENTITY	SHARES	NOTIONAL VALUE (2)	UNREALIZED APPRECIATION (DEPRECIATION) ($) (3)	PERCENTAGE OF NET ASSETS (%)

Long Positions
Common Stocks
Sweden
AddTech AB	12	413	17	0.0	(g)
Assa Abloy AB	15	532	8	0.0	(g)
Atlas Copco AB	21	401	— (h)	0.0	(g)
Beijer Ref AB	3	39	3	0.0	(g)
Boliden AB	1	86	(3)	0.0	(g)
Castellum AB	1	11	1	0.0	(g)
H & M Hennes & Mauritz AB	31	533	— (h)	0.0	(g)
Industrivarden AB	1	72	2	0.0	(g)
Indutrade AB	17	323	25	0.0	(g)
Lifco AB	1	34	1	0.0	(g)
Sandvik AB	7	302	(4)	0.0	(g)
Securitas AB	14	218	12	0.0	(g)
Skanska AB	5	131	3	0.0	(g)
SKF AB	8	214	(1)	0.0	(g)
SSAB AB	7	65	(4)	0.0	(g)
Svenska Handelsbanken AB	4	64	— (h)	0.0	(g)
Tele2 AB	19	343	(11)	0.0	(g)
Telia Co. AB	21	109	(4)	0.0	(g)
Trelleborg AB	1	31	(1)	0.0	(g)

Total Long Positions of Total Return Swaps		3,921	44	0.0	(g)

Total of Long and Short Positions of Total Return Swaps		(667)	(3)	0.0	(g)

COUNTERPARTY	DESCRIPTION	TERMINATION DATE	NOTIONAL VALUE (2)	NET UNREALIZED APPRECIATION/ (DEPRECIATION) ($) (3)	NET CASH AND OTHER RECEIVABLES/ PAYABLES ($)		VALUE ($)
Barclays Bank plc	The Fund receives a return on portfolio of long and short equity positions and pays or receives one day SORA on long positions and short positions respectively, plus or minus spread (rates range from -0.65% to 0.3%) which is denominated in SGD based on the local currencies of the positions within the swap	09/18/2028	(1,780)	(24)	—	(h)	(24)

REFERENCE ENTITY	SHARES	NOTIONAL VALUE (2)	UNREALIZED APPRECIATION (DEPRECIATION) ($) (3)		PERCENTAGE OF NET ASSETS (%)
Short Positions
Common Stocks
China
Yangzijiang Shipbuilding Holdings Ltd.	(7)	(20)	1		0.0	(g)

Singapore
Keppel Ltd.	(22)	(188)	3		0.0	(g)
Oversea-Chinese Banking Corp. Ltd.	(23)	(441)	4		0.0	(g)
Sembcorp Industries Ltd.	(19)	(92)	—	(h)	0.0	(g)
Singapore Airlines Ltd.	(53)	(300)	(14)		0.0	(g)
Singapore Exchange Ltd.	(9)	(175)	—	(h)	0.0	(g)

SEE NOTES TO FINANCIAL STATEMENTS.

JUNE 30, 2026	SIX CIRCLES TRUST	365

Six Circles Multi-Strategy Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JUNE 30, 2026 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

REFERENCE ENTITY	SHARES	NOTIONAL VALUE (2)	UNREALIZED APPRECIATION (DEPRECIATION) ($) (3)	PERCENTAGE OF NET ASSETS (%)
Short Positions — continued
Common Stocks — continued
China — continued
United Overseas Bank Ltd.	(41)	(1,241)	(9)	0.0	(g)
Wilmar International Ltd.	(25)	(72)	1	0.0	(g)

Total Short Positions of Total Return Swaps		(2,529)	(14)	0.0	(g)

Long Positions
Common Stocks
Singapore
CapitaLand Ascendas REIT	25	49	— (h)	0.0	(g)
CapitaLand Integrated Commercial Trust	44	79	1	0.0	(g)
Seatrium Ltd.	113	173	(1)	0.0	(g)
Singapore Technologies Engineering Ltd.	36	300	(12)	0.0	(g)
Singapore Telecommunications Ltd.	44	148	2	0.0	(g)

Total Long Positions of Total Return Swaps		749	(10)	0.0	(g)

Total of Long and Short Positions of Total Return Swaps		(1,780)	(24)	0.0	(g)

COUNTERPARTY	DESCRIPTION	TERMINATION DATE	NOTIONAL VALUE (2)	NET UNREALIZED APPRECIATION/ (DEPRECIATION) ($) (3)	NET CASH AND OTHER RECEIVABLES/ PAYABLES ($)	VALUE ($)
Barclays Bank plc	The Fund receives a return on portfolio of long and short equity positions and pays or receives one day FEDEF on long positions and short positions respectively, plus or minus spread (rates range from -1.5% to 0.2%) which is denominated in USD based on the local currencies of the positions within the swap	10/13/2026	10,758	(461)	57	(404)

REFERENCE ENTITY	SHARES	NOTIONAL VALUE (2)	UNREALIZED APPRECIATION (DEPRECIATION) ($) (3)	PERCENTAGE OF NET ASSETS (%)
Short Positions
Common Stocks
Belgium
CMB Tech NV	(1)	(12)	1	0.0	(g)

Bermuda
Everest Group Ltd.	(2)	(820)	(44)	0.0	(g)
Golar LNG Ltd.	(1)	(53)	1	0.0	(g)
RenaissanceRe Holdings Ltd.	(1)	(210)	(11)	0.0	(g)

Canada
Waste Connections, Inc.	(1)	(113)	(10)	0.0	(g)

Finland
Amer Sports, Inc.	(2)	(79)	5	0.0	(g)

Ireland
Allegion plc	(1)	(82)	(6)	0.0	(g)
Jazz Pharmaceuticals plc	— (h)	(31)	(1)	0.0	(g)

SEE NOTES TO FINANCIAL STATEMENTS.

366	SIX CIRCLES TRUST	JUNE 30, 2026

REFERENCE ENTITY	SHARES	NOTIONAL VALUE (2)	UNREALIZED APPRECIATION (DEPRECIATION) ($) (3)	PERCENTAGE OF NET ASSETS (%)
Short Positions — continued
Common Stocks — continued
Israel
Cellebrite DI Ltd.	(5)	(60)	(10)	0.0	(g)
Monday.com Ltd.	— (h)	(26)	(1)	0.0	(g)

Singapore
Grab Holdings Ltd.	(6)	(19)	(2)	0.0	(g)

United Kingdom
Aon plc	(1)	(371)	(21)	0.0	(g)
ARM Holdings plc	— (h)	(182)	24	0.0	(g)
Coca-Cola Europacific Partners plc	(6)	(629)	(20)	0.0	(g)
Marex Group plc	(1)	(62)	4	0.0	(g)
Willis Towers Watson plc	— (h)	(54)	(2)	0.0	(g)

United States
A O Smith Corp.	(1)	(40)	(3)	0.0	(g)
Abbott Laboratories	(1)	(64)	(2)	0.0	(g)
Advanced Drainage Systems, Inc.	— (h)	(8)	(1)	0.0	(g)
Advanced Micro Devices, Inc.	— (h)	(33)	(3)	0.0	(g)
Affirm Holdings, Inc.	— (h)	(12)	(2)	0.0	(g)
AGCO Corp.	(1)	(88)	(4)	0.0	(g)
Agilent Technologies, Inc.	(4)	(475)	(24)	0.0	(g)
AGNC Investment Corp.	(20)	(213)	(11)	0.0	(g)
Albertsons Cos., Inc.	(3)	(45)	— (h)	0.0	(g)
Alcoa Corp.	(1)	(76)	2	0.0	(g)
Allegro MicroSystems, Inc.	(2)	(116)	(15)	0.0	(g)
Alliant Energy Corp.	(5)	(396)	(17)	0.0	(g)
Allison Transmission Holdings, Inc.	(4)	(508)	35	0.0	(g)
Amentum Holdings, Inc.	(6)	(127)	2	0.0	(g)
American Electric Power Co., Inc.	(5)	(710)	(35)	0.0	(g)
American Homes 4 Rent	(15)	(464)	(27)	0.0	(g)
American Water Works Co., Inc.	(2)	(262)	(14)	0.0	(g)
Annaly Capital Management, Inc.	(1)	(29)	— (h)	0.0	(g)
Antero Midstream Corp.	(30)	(646)	(26)	0.0	(g)
APA Corp.	(2)	(54)	3	0.0	(g)
Appfolio, Inc.	(1)	(202)	(22)	0.0	(g)
AptarGroup, Inc.	(2)	(183)	(8)	0.0	(g)
Argan, Inc.	— (h)	(25)	— (h)	0.0	(g)
Arista Networks, Inc.	(2)	(354)	9	0.0	(g)
Armstrong World Industries, Inc.	— (h)	(60)	(1)	0.0	(g)
Arrow Electronics, Inc.	— (h)	(18)	1	0.0	(g)
Arrowhead Pharmaceuticals, Inc.	(1)	(114)	1	0.0	(g)
Assurant, Inc.	— (h)	(59)	(2)	0.0	(g)
ATI, Inc.	(3)	(564)	19	0.0	(g)
Atmos Energy Corp.	(1)	(191)	(3)	0.0	(g)
Aurora Innovation, Inc.	(7)	(48)	(2)	0.0	(g)
AutoZone, Inc.	— (h)	(196)	(12)	0.0	(g)
Avantor, Inc.	(2)	(20)	(1)	0.0	(g)
Avery Dennison Corp.	— (h)	(29)	(1)	0.0	(g)
Axon Enterprise, Inc.	— (h)	(34)	(12)	0.0	(g)
Axsome Therapeutics, Inc.	— (h)	(27)	— (h)	0.0	(g)
Bank of New York Mellon Corp. (The)	— (h)	(63)	1	0.0	(g)
Bio-Rad Laboratories, Inc.	— (h)	(133)	(6)	0.0	(g)
Boyd Gaming Corp.	— (h)	(11)	— (h)	0.0	(g)

SEE NOTES TO FINANCIAL STATEMENTS.

JUNE 30, 2026	SIX CIRCLES TRUST	367

Six Circles Multi-Strategy Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JUNE 30, 2026 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

REFERENCE ENTITY	SHARES	NOTIONAL VALUE (2)	UNREALIZED APPRECIATION (DEPRECIATION) ($) (3)	PERCENTAGE OF NET ASSETS (%)
Short Positions — continued
Common Stocks — continued

United States — continued
Bridgebio Pharma, Inc.	— (h)	(24)	(2)	0.0	(g)
BrightSpring Health Services, Inc.	(2)	(104)	(4)	0.0	(g)
Brown & Brown, Inc.	(18)	(1,054)	(107)	0.0	(g)
Brown-Forman Corp.	(6)	(160)	4	0.0	(g)
Bunge Global SA	— (h)	(10)	— (h)	0.0	(g)
BWX Technologies, Inc.	— (h)	(87)	6	0.0	(g)
BXP, Inc.	(9)	(561)	(12)	0.0	(g)
CACI International, Inc.	— (h)	(38)	(1)	0.0	(g)
Cadence Design Systems, Inc.	(1)	(299)	11	0.0	(g)
CareTrust REIT, Inc.	(3)	(106)	(8)	0.0	(g)
Casey’s General Stores, Inc.	— (h)	(67)	3	0.0	(g)
Cencora, Inc.	— (h)	(83)	— (h)	0.0	(g)
Chewy, Inc.	— (h)	(4)	— (h)	0.0	(g)
Church & Dwight Co., Inc.	(4)	(369)	(12)	0.0	(g)
Ciena Corp.	(1)	(296)	(7)	0.0	(g)
Cincinnati Financial Corp.	— (h)	(76)	(6)	0.0	(g)
Cintas Corp.	— (h)	(23)	— (h)	0.0	(g)
Circle Internet Group, Inc.	(1)	(86)	19	0.0	(g)
Clear Secure, Inc.	(1)	(59)	(4)	0.0	(g)
Clorox Co. (The)	(4)	(359)	(19)	0.0	(g)
CNX Resources Corp.	(2)	(64)	(1)	0.0	(g)
Coca-Cola Consolidated, Inc.	(5)	(853)	(57)	0.0	(g)
Coeur Mining, Inc.	(2)	(33)	2	0.0	(g)
Coherent Corp.	— (h)	(164)	(1)	0.0	(g)
Coinbase Global, Inc.	(1)	(118)	13	0.0	(g)
Colgate-Palmolive Co.	(3)	(233)	(8)	0.0	(g)
Compass, Inc.	(2)	(18)	(5)	0.0	(g)
Consolidated Edison, Inc.	— (h)	(35)	(1)	0.0	(g)
Constellation Energy Corp.	(2)	(621)	58	0.0	(g)
Cooper Cos., Inc. (The)	(3)	(193)	(19)	0.0	(g)
Corcept Therapeutics, Inc.	— (h)	(28)	(3)	0.0	(g)
Core & Main, Inc.	(2)	(105)	(2)	0.0	(g)
Corebridge Financial, Inc.	(2)	(58)	1	0.0	(g)
CoStar Group, Inc.	(10)	(297)	9	0.0	(g)
Costco Wholesale Corp.	— (h)	(243)	4	0.0	(g)
Crowdstrike Holdings, Inc.	— (h)	(208)	(27)	0.0	(g)
Cummins, Inc.	(2)	(1,385)	(44)	0.0	(g)
Cytokinetics, Inc.	(1)	(55)	(4)	0.0	(g)
Darden Restaurants, Inc.	(1)	(167)	5	0.0	(g)
Darling Ingredients, Inc.	(1)	(48)	(1)	0.0	(g)
Deckers Outdoor Corp.	(2)	(204)	12	0.0	(g)
Diamondback Energy, Inc.	(4)	(784)	50	0.0	(g)
DraftKings, Inc.	(1)	(30)	— (h)	0.0	(g)
DT Midstream, Inc.	(1)	(121)	(1)	0.0	(g)
Eagle Materials, Inc.	— (h)	(102)	(1)	0.0	(g)
EastGroup Properties, Inc.	— (h)	(89)	— (h)	0.0	(g)
Eastman Chemical Co.	— (h)	(15)	1	0.0	(g)
eBay, Inc.	(1)	(89)	(6)	0.0	(g)
Elanco Animal Health, Inc.	(27)	(635)	(19)	0.0	(g)
Element Solutions, Inc.	(2)	(121)	3	0.0	(g)
Ensign Group, Inc. (The)	(2)	(250)	(6)	0.0	(g)
EQT Corp.	(4)	(187)	(5)	0.0	(g)

SEE NOTES TO FINANCIAL STATEMENTS.

368	SIX CIRCLES TRUST	JUNE 30, 2026

REFERENCE ENTITY	SHARES	NOTIONAL VALUE (2)	UNREALIZED APPRECIATION (DEPRECIATION) ($) (3)	PERCENTAGE OF NET ASSETS (%)
Short Positions — continued
Common Stocks — continued

United States — continued
Equity LifeStyle Properties, Inc.	(1)	(69)	(3)	0.0	(g)
Erie Indemnity Co.	(1)	(172)	(23)	0.0	(g)
Essex Property Trust, Inc.	— (h)	(46)	(3)	0.0	(g)
Everpure, Inc.	— (h)	(26)	(1)	0.0	(g)
Expand Energy Corp.	(9)	(808)	(25)	0.0	(g)
Fair Isaac Corp.	— (h)	(9)	(1)	0.0	(g)
Fastenal Co.	(30)	(1,378)	(57)	0.0	(g)
Federal Realty Investment Trust	(2)	(276)	(3)	0.0	(g)
FedEx Corp.	(2)	(564)	28	0.0	(g)
Fidelity National Financial, Inc.	(10)	(463)	(2)	0.0	(g)
Fifth Third Bancorp	(26)	(1,384)	(71)	0.0	(g)
First Solar, Inc.	— (h)	(22)	1	0.0	(g)
FirstCash Holdings, Inc.	(1)	(127)	7	0.0	(g)
Fiserv, Inc.	(3)	(125)	(5)	0.0	(g)
Flagstar Bank NA	(4)	(66)	— (h)	0.0	(g)
Ford Motor Co.	(26)	(372)	6	0.0	(g)
FormFactor, Inc.	— (h)	(1)	— (h)	0.0	(g)
Fortinet, Inc.	(10)	(1,389)	(79)	0.0	(g)
FTAI Aviation Ltd.	(2)	(433)	2	0.0	(g)
Gen Digital, Inc.	(5)	(125)	(10)	0.0	(g)
Glacier Bancorp, Inc.	— (h)	(24)	(1)	0.0	(g)
Global Payments, Inc.	(4)	(248)	(29)	0.0	(g)
Globus Medical, Inc.	(1)	(102)	— (h)	0.0	(g)
Graco, Inc.	(12)	(890)	(1)	0.0	(g)
HF Sinclair Corp.	(1)	(97)	2	0.0	(g)
Hilton Worldwide Holdings, Inc.	(2)	(748)	22	0.0	(g)
Honeywell Aerospace, Inc.	(1)	(78)	(39)	0.0	(g)
Honeywell International, Inc.	(1)	(240)	122	0.0	(g)
Host Hotels & Resorts, Inc.	(17)	(432)	24	0.0	(g)
HubSpot, Inc.	— (h)	(50)	(3)	0.0	(g)
Humana, Inc.	— (h)	(9)	(1)	0.0	(g)
IDEX Corp.	(4)	(867)	(6)	0.0	(g)
IDEXX Laboratories, Inc.	— (h)	(145)	5	0.0	(g)
Ingersoll Rand, Inc.	(3)	(203)	(11)	0.0	(g)
Insulet Corp.	(1)	(190)	(18)	0.0	(g)
Intel Corp.	— (h)	(41)	— (h)	0.0	(g)
International Flavors & Fragrances, Inc.	(1)	(95)	(4)	0.0	(g)
Intuitive Surgical, Inc.	— (h)	(134)	2	0.0	(g)
Invitation Homes, Inc.	(23)	(659)	(40)	0.0	(g)
Iron Mountain, Inc.	(4)	(470)	20	0.0	(g)
JB Hunt Transport Services, Inc.	— (h)	(83)	(5)	0.0	(g)
JBT Marel Corp.	(1)	(128)	(14)	0.0	(g)
JFrog Ltd.	— (h)	(37)	(5)	0.0	(g)
Jones Lang LaSalle, Inc.	— (h)	(34)	(1)	0.0	(g)
Keurig Dr Pepper, Inc.	(14)	(438)	(26)	0.0	(g)
Kimco Realty Corp.	(8)	(189)	(5)	0.0	(g)
Kinetik Holdings, Inc.	(1)	(32)	(1)	0.0	(g)
KKR & Co., Inc.	(4)	(387)	19	0.0	(g)
Kraft Heinz Co. (The)	(3)	(65)	(5)	0.0	(g)
Krystal Biotech, Inc.	(1)	(360)	(30)	0.0	(g)
Kymera Therapeutics, Inc.	— (h)	(13)	(2)	0.0	(g)
Lamar Advertising Co.	(1)	(187)	(5)	0.0	(g)

SEE NOTES TO FINANCIAL STATEMENTS.

JUNE 30, 2026	SIX CIRCLES TRUST	369

Six Circles Multi-Strategy Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JUNE 30, 2026 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

REFERENCE ENTITY	SHARES	NOTIONAL VALUE (2)	UNREALIZED APPRECIATION (DEPRECIATION) ($) (3)	PERCENTAGE OF NET ASSETS (%)
Short Positions — continued
Common Stocks — continued

United States — continued
Lamb Weston Holdings, Inc.	(1)	(64)	1	0.0	(g)
Las Vegas Sands Corp.	(2)	(112)	4	0.0	(g)
Lattice Semiconductor Corp.	— (h)	(55)	1	0.0	(g)
Lennox International, Inc.	— (h)	(11)	(1)	0.0	(g)
Life Time Group Holdings, Inc.	(8)	(300)	(28)	0.0	(g)
Lincoln Electric Holdings, Inc.	(1)	(199)	7	0.0	(g)
Lincoln National Corp.	(3)	(126)	8	0.0	(g)
Linde plc	(1)	(365)	(2)	0.0	(g)
Loar Holdings, Inc.	— (h)	(12)	(2)	0.0	(g)
Loews Corp.	(1)	(65)	(3)	0.0	(g)
Lowe’s Cos., Inc.	(3)	(743)	(21)	0.0	(g)
Lumen Technologies, Inc.	(2)	(14)	1	0.0	(g)
Lyft, Inc.	(1)	(11)	— (h)	0.0	(g)
MACOM Technology Solutions Holdings, Inc.	— (h)	(29)	(1)	0.0	(g)
Madison Square Garden Sports Corp.	— (h)	(77)	(6)	0.0	(g)
Maplebear, Inc.	(1)	(59)	(4)	0.0	(g)
Marriott International, Inc./MD	— (h)	(34)	1	0.0	(g)
Martin Marietta Materials, Inc.	— (h)	(38)	2	0.0	(g)
Marvell Technology, Inc.	(1)	(163)	2	0.0	(g)
Masco Corp.	(5)	(379)	(40)	0.0	(g)
Mastercard, Inc.	(1)	(325)	(20)	0.0	(g)
Matador Resources Co.	(1)	(36)	1	0.0	(g)
MaxLinear, Inc.	— (h)	(25)	(8)	0.0	(g)
McCormick & Co., Inc./MD	(2)	(104)	(11)	0.0	(g)
MGM Resorts International	(3)	(131)	(3)	0.0	(g)
Middleby Corp. (The)	(2)	(256)	(8)	0.0	(g)
Modine Manufacturing Co.	(1)	(243)	23	0.0	(g)
Mohawk Industries, Inc.	(1)	(146)	(15)	0.0	(g)
Mondelez International, Inc.	(4)	(217)	6	0.0	(g)
Monolithic Power Systems, Inc.	(1)	(850)	86	0.0	(g)
Monster Beverage Corp.	(2)	(167)	(6)	0.0	(g)
Moody’s Corp.	(2)	(764)	(10)	0.0	(g)
Moog, Inc.	— (h)	(134)	(7)	0.0	(g)
Morningstar, Inc.	(1)	(88)	(1)	0.0	(g)
MSA Safety, Inc.	— (h)	(65)	(4)	0.0	(g)
MSCI, Inc.	(1)	(604)	22	0.0	(g)
Nasdaq, Inc.	(3)	(224)	7	0.0	(g)
NetApp, Inc.	— (h)	(16)	— (h)	0.0	(g)
New York Times Co. (The)	(5)	(355)	10	0.0	(g)
News Corp.	(25)	(617)	(5)	0.0	(g)
Nexstar Media Group, Inc.	(1)	(105)	(9)	0.0	(g)
Nextpower, Inc.	— (h)	(31)	2	0.0	(g)
NiSource, Inc.	(7)	(339)	1	0.0	(g)
Noble Corp. plc	— (h)	— (h)	— (h)	0.0	(g)
Northern Trust Corp.	(1)	(166)	2	0.0	(g)
Norwegian Cruise Line Holdings Ltd.	(37)	(740)	(40)	0.0	(g)
NOV, Inc.	(3)	(59)	— (h)	0.0	(g)
Nutanix, Inc.	— (h)	(11)	(1)	0.0	(g)
OGE Energy Corp.	(1)	(61)	(1)	0.0	(g)
Old Republic International Corp.	(6)	(222)	(10)	0.0	(g)
Omega Healthcare Investors, Inc.	(2)	(92)	(5)	0.0	(g)
Ormat Technologies, Inc.	(1)	(72)	12	0.0	(g)

SEE NOTES TO FINANCIAL STATEMENTS.

370	SIX CIRCLES TRUST	JUNE 30, 2026

REFERENCE ENTITY	SHARES	NOTIONAL VALUE (2)	UNREALIZED APPRECIATION (DEPRECIATION) ($) (3)	PERCENTAGE OF NET ASSETS (%)
Short Positions — continued
Common Stocks — continued

United States — continued
PACCAR, Inc.	(3)	(325)	—	0.0
Packaging Corp. of America	(1)	(158)	(3)	0.0	(g)
Paychex, Inc.	(20)	(1,871)	(47)	0.0	(g)
PayPal Holdings, Inc.	— (h)	(5)	— (h)	0.0	(g)
Permian Resources Corp.	(22)	(423)	10	0.0	(g)
Philip Morris International, Inc.	(2)	(383)	(12)	0.0	(g)
Pinnacle Financial Partners, Inc.	(1)	(85)	(4)	0.0	(g)
Pinterest, Inc.	(21)	(400)	(31)	0.0	(g)
Powell Industries, Inc.	— (h)	(132)	9	0.0	(g)
Praxis Precision Medicines, Inc.	— (h)	(94)	(8)	0.0	(g)
Primerica, Inc.	— (h)	(38)	(1)	0.0	(g)
Primo Brands Corp.	(1)	(35)	(1)	0.0	(g)
Procore Technologies, Inc.	— (h)	(13)	(1)	0.0	(g)
Progressive Corp. (The)	(2)	(321)	(17)	0.0	(g)
Prologis, Inc.	(5)	(756)	44	0.0	(g)
Protagonist Therapeutics, Inc.	(2)	(213)	(13)	0.0	(g)
PTC, Inc.	(3)	(352)	4	0.0	(g)
Public Storage	(2)	(557)	3	0.0	(g)
Quanta Services, Inc.	— (h)	(41)	— (h)	0.0	(g)
Rambus, Inc.	(1)	(105)	6	0.0	(g)
Range Resources Corp.	(10)	(367)	(4)	0.0	(g)
Raymond James Financial, Inc.	— (h)	(51)	2	0.0	(g)
Rayonier, Inc.	(8)	(159)	(3)	0.0	(g)
Realty Income Corp.	(4)	(231)	(5)	0.0	(g)
Reddit, Inc.	— (h)	(18)	— (h)	0.0	(g)
Regency Centers Corp.	(1)	(87)	(3)	0.0	(g)
Repligen Corp.	(1)	(75)	(6)	0.0	(g)
Rexford Industrial Realty, Inc.	(20)	(660)	(3)	0.0	(g)
Rhythm Pharmaceuticals, Inc.	— (h)	(9)	(1)	0.0	(g)
Robinhood Markets, Inc.	(1)	(82)	4	0.0	(g)
Rocket Cos., Inc.	(3)	(46)	(8)	0.0	(g)
Rollins, Inc.	(1)	(51)	3	0.0	(g)
Roper Technologies, Inc.	(1)	(374)	(15)	0.0	(g)
Ross Stores, Inc.	(3)	(732)	8	0.0	(g)
Royal Caribbean Cruises Ltd.	— (h)	(150)	(4)	0.0	(g)
Royal Gold, Inc.	— (h)	(90)	6	0.0	(g)
RPM International, Inc.	(3)	(294)	(10)	0.0	(g)
Ryder System, Inc.	— (h)	(40)	— (h)	0.0	(g)
Ryman Hospitality Properties, Inc.	(2)	(284)	(7)	0.0	(g)
Saia, Inc.	— (h)	(112)	4	0.0	(g)
Sandisk Corp.	— (h)	(206)	(26)	0.0	(g)
Sanmina Corp.	— (h)	(1)	— (h)	0.0	(g)
SBA Communications Corp.	— (h)	(63)	5	0.0	(g)
Seagate Technology Holdings plc	— (h)	(130)	15	0.0	(g)
ServiceNow, Inc.	(2)	(150)	(10)	0.0	(g)
Sherwin-Williams Co. (The)	(1)	(440)	(38)	0.0	(g)
Simon Property Group, Inc.	— (h)	(12)	— (h)	0.0	(g)
Simpson Manufacturing Co., Inc.	— (h)	(48)	(3)	0.0	(g)
SiteOne Landscape Supply, Inc.	(1)	(72)	(5)	0.0	(g)
SM Energy Co.	(5)	(147)	6	0.0	(g)
Snap-on, Inc.	(1)	(440)	(13)	0.0	(g)
Solventum Corp.	(1)	(85)	(4)	0.0	(g)

SEE NOTES TO FINANCIAL STATEMENTS.

JUNE 30, 2026	SIX CIRCLES TRUST	371

Six Circles Multi-Strategy Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JUNE 30, 2026 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

REFERENCE ENTITY	SHARES	NOTIONAL VALUE (2)	UNREALIZED APPRECIATION (DEPRECIATION) ($) (3)	PERCENTAGE OF NET ASSETS (%)
Short Positions — continued
Common Stocks — continued

United States — continued
Somnigroup International, Inc.	(5)	(376)	(28)	0.0	(g)
STAG Industrial, Inc.	(2)	(72)	1	0.0	(g)
StandardAero, Inc.	— (h)	(1)	— (h)	0.0	(g)
Starwood Property Trust, Inc.	(19)	(308)	5	0.0	(g)
Steel Dynamics, Inc.	— (h)	(121)	10	0.0	(g)
STERIS plc	— (h)	(96)	(5)	0.0	(g)
Sterling Infrastructure, Inc.	— (h)	(202)	20	0.0	(g)
StoneX Group, Inc.	— (h)	(29)	4	0.0	(g)
Strategy, Inc.	— (h)	(45)	9	0.0	(g)
Sun Communities, Inc.	— (h)	(8)	— (h)	0.0	(g)
Synopsys, Inc.	(1)	(565)	21	0.0	(g)
Talen Energy Corp.	— (h)	(25)	3	0.0	(g)
TD SYNNEX Corp.	— (h)	(63)	4	0.0	(g)
Teleflex, Inc.	— (h)	(50)	(2)	0.0	(g)
Teradyne, Inc.	— (h)	(105)	(3)	0.0	(g)
Terex Corp.	(3)	(196)	(10)	0.0	(g)
Terreno Realty Corp.	(6)	(365)	— (h)	0.0	(g)
Texas Pacific Land Corp.	— (h)	(60)	(13)	0.0	(g)
Timken Co. (The)	(2)	(295)	(5)	0.0	(g)
Toast, Inc.	(5)	(126)	(18)	0.0	(g)
Tradeweb Markets, Inc.	(2)	(164)	(2)	0.0	(g)
TransDigm Group, Inc.	(1)	(731)	(20)	0.0	(g)
TransUnion	(7)	(456)	(55)	0.0	(g)
Tyler Technologies, Inc.	— (h)	(114)	(7)	0.0	(g)
Uber Technologies, Inc.	— (h)	(32)	— (h)	0.0	(g)
UDR, Inc.	(3)	(128)	(7)	0.0	(g)
UL Solutions, Inc.	(1)	(53)	(7)	0.0	(g)
UMB Financial Corp.	(1)	(129)	(5)	0.0	(g)
United Rentals, Inc.	(1)	(693)	(25)	0.0	(g)
US Foods Holding Corp.	— (h)	(5)	(1)	0.0	(g)
Valley National Bancorp	(4)	(50)	(1)	0.0	(g)
Valmont Industries, Inc.	— (h)	(48)	— (h)	0.0	(g)
Vaxcyte, Inc.	(1)	(42)	(5)	0.0	(g)
Venture Global, Inc.	(4)	(49)	— (h)	0.0	(g)
VeriSign, Inc.	(1)	(194)	(3)	0.0	(g)
Vertex Pharmaceuticals, Inc.	(1)	(499)	(32)	0.0	(g)
VF Corp.	(2)	(28)	1	0.0	(g)
Viasat, Inc.	— (h)	(12)	(5)	0.0	(g)
Viavi Solutions, Inc.	(1)	(65)	6	0.0	(g)
Vicor Corp.	— (h)	(84)	(3)	0.0	(g)
Viper Energy, Inc.	(9)	(373)	10	0.0	(g)
VSE Corp.	(1)	(279)	(17)	0.0	(g)
Walmart, Inc.	(5)	(596)	20	0.0	(g)
Warner Music Group Corp.	(4)	(99)	1	0.0	(g)
Watsco, Inc.	— (h)	(147)	(7)	0.0	(g)
Watts Water Technologies, Inc.	(1)	(222)	(26)	0.0	(g)
Weatherford International plc	(1)	(47)	5	0.0	(g)
Welltower, Inc.	— (h)	(37)	(3)	0.0	(g)
WESCO International, Inc.	— (h)	(118)	(1)	0.0	(g)
West Pharmaceutical Services, Inc.	— (h)	(64)	(6)	0.0	(g)
Weyerhaeuser Co.	(11)	(260)	3	0.0	(g)
Williams Cos., Inc. (The)	(1)	(82)	1	0.0	(g)

SEE NOTES TO FINANCIAL STATEMENTS.

372	SIX CIRCLES TRUST	JUNE 30, 2026

REFERENCE ENTITY	SHARES		NOTIONAL VALUE (2)	UNREALIZED APPRECIATION (DEPRECIATION) ($) (3)	PERCENTAGE OF NET ASSETS (%)
Short Positions — continued
Common Stocks — continued

United States — continued
Wintrust Financial Corp.	—	(h)	(16)	— (h)	0.0	(g)
Workday, Inc.	—	(h)	(10)	(1)	0.0	(g)
WW Grainger, Inc.	—	(h)	(185)	(3)	0.0	(g)
Wynn Resorts Ltd.	(4)		(372)	23	0.0	(g)
Yum! Brands, Inc.	(11)		(1,702)	(103)	0.0	(g)
Zebra Technologies Corp.	(1)		(129)	(9)	0.0	(g)
Zillow Group, Inc.	(1)		(25)	(1)	0.0	(g)
Zimmer Biomet Holdings, Inc.	(3)		(231)	3	0.0	(g)
Zurn Elkay Water Solutions Corp.	(5)		(272)	(5)	0.0	(g)

Total Short Positions of Total Return Swaps			(70,532)	(1,285)	0.0	(g)

Long Positions
Common Stocks
Bermuda
Arch Capital Group Ltd.	1		70	2	0.0	(g)
Viking Holdings Ltd.	2		216	10	0.0	(g)

Denmark
Ascendis Pharma A/S	—	(h)	37	6	0.0	(g)

Germany
BioNTech SE	2		184	6	0.0	(g)

Ireland
Accenture plc	1		127	— (h)	0.0	(g)
AerCap Holdings NV	11		1,641	(12)	0.0	(g)
Alkermes plc	3		118	15	0.0	(g)
Aptiv plc	1		50	(2)	0.0	(g)
CRH plc	3		287	(11)	0.0	(g)
ICON plc	—	(h)	65	— (h)	0.0	(g)
TE Connectivity plc	1		224	(12)	0.0	(g)
Trane Technologies plc	—	(h)	105	— (h)	0.0	(g)

Israel
Camtek Ltd./Israel	1		232	(39)	0.0	(g)
Check Point Software Technologies Ltd.	2		219	20	0.0	(g)
Global-e Online Ltd.	1		23	2	0.0	(g)
Mobileye Global, Inc.	9		76	13	0.0	(g)
Nova Ltd.	—	(h)	215	(15)	0.0	(g)

Netherlands
NXP Semiconductors NV	1		195	(25)	0.0	(g)
QIAGEN NV	27		966	75	0.0	(g)

Puerto Rico
Popular, Inc.	—	(h)	78	1	0.0	(g)

Singapore
Sea Ltd.	3		304	17	0.0	(g)

Sweden
Spotify Technology SA	1		606	— (h)	0.0	(g)

Switzerland
Garmin Ltd.	—	(h)	16	— (h)	0.0	(g)
Sportradar Group AG	7		96	3	0.0	(g)

SEE NOTES TO FINANCIAL STATEMENTS.

JUNE 30, 2026	SIX CIRCLES TRUST	373

Six Circles Multi-Strategy Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JUNE 30, 2026 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

REFERENCE ENTITY	SHARES		NOTIONAL VALUE (2)	UNREALIZED APPRECIATION (DEPRECIATION) ($) (3)	PERCENTAGE OF NET ASSETS (%)

Long Positions — continued
Common Stocks — continued
United Kingdom
nVent Electric plc	1		120	(9)	0.0	(g)
Pentair plc	5		347	12	0.0	(g)
TechnipFMC plc	2		168	(3)	0.0	(g)

United States
3M Co.	1		147	(1)	0.0	(g)
Adobe, Inc.	1		219	11	0.0	(g)
Advanced Energy Industries, Inc.	—	(h)	62	(2)	0.0	(g)
AECOM	3		213	4	0.0	(g)
Affiliated Managers Group, Inc.	—	(h)	50	(3)	0.0	(g)
Aflac, Inc.	1		59	— (h)	0.0	(g)
Agree Realty Corp.	8		609	17	0.0	(g)
Airbnb, Inc.	7		984	28	0.0	(g)
Akamai Technologies, Inc.	1		111	4	0.0	(g)
Albemarle Corp.	3		504	(66)	0.0	(g)
Alexandria Real Estate Equities, Inc.	6		291	12	0.0	(g)
Align Technology, Inc.	—	(h)	46	(1)	0.0	(g)
Ally Financial, Inc.	5		244	2	0.0	(g)
Ameren Corp.	3		290	9	0.0	(g)
American Express Co.	3		1,131	1	0.0	(g)
American Healthcare REIT, Inc.	1		41	4	0.0	(g)
Ameriprise Financial, Inc.	—	(h)	126	(3)	0.0	(g)
AMETEK, Inc.	4		1,029	2	0.0	(g)
Amgen, Inc.	—	(h)	134	7	0.0	(g)
Amkor Technology, Inc.	4		355	(28)	0.0	(g)
Amphenol Corp.	2		373	23	0.0	(g)
Antero Resources Corp.	—	(h)	5	— (h)	0.0	(g)
API Group Corp.	1		52	1	0.0	(g)
Archer-Daniels-Midland Co.	2		124	— (h)	0.0	(g)
AT&T, Inc.	50		1,106	(70)	0.0	(g)
Autodesk, Inc.	1		187	6	0.0	(g)
AutoNation, Inc.	—	(h)	24	— (h)	0.0	(g)
Bank of America Corp.	19		1,081	(7)	0.0	(g)
Bentley Systems, Inc.	4		103	4	0.0	(g)
Biogen, Inc.	1		193	16	0.0	(g)
BioMarin Pharmaceutical, Inc.	1		69	2	0.0	(g)
Blackstone, Inc.	1		170	— (h)	0.0	(g)
Block, Inc.	3		198	8	0.0	(g)
Booking Holdings, Inc.	—	(h)	70	2	0.0	(g)
Booz Allen Hamilton Holding Corp.	1		78	(3)	0.0	(g)
Boston Scientific Corp.	4		157	(6)	0.0	(g)
Bristol-Myers Squibb Co.	3		167	9	0.0	(g)
Camden Property Trust	3		355	18	0.0	(g)
Carlisle Cos., Inc.	—	(h)	9	— (h)	0.0	(g)
CarMax, Inc.	4		214	2	0.0	(g)
Carpenter Technology Corp.	—	(h)	164	8	0.0	(g)
Cboe Global Markets, Inc.	1		144	(8)	0.0	(g)
CBRE Group, Inc.	4		548	20	0.0	(g)
CH Robinson Worldwide, Inc.	1		225	7	0.0	(g)
Charles River Laboratories International, Inc.	1		174	43	0.0	(g)
Charles Schwab Corp. (The)	1		46	— (h)	0.0	(g)
Chevron Corp.	16		2,731	(145)	0.0	(g)

SEE NOTES TO FINANCIAL STATEMENTS.

374	SIX CIRCLES TRUST	JUNE 30, 2026

REFERENCE ENTITY	SHARES		NOTIONAL VALUE (2)	UNREALIZED APPRECIATION (DEPRECIATION) ($) (3)	PERCENTAGE OF NET ASSETS (%)

Long Positions — continued
Common Stocks — continued

United States — continued
Chipotle Mexican Grill, Inc.	2		55	6	0.0	(g)
Chord Energy Corp.	5		581	(47)	0.0	(g)
Churchill Downs, Inc.	1		46	2	0.0	(g)
Cigna Group (The)	—	(h)	111	(3)	0.0	(g)
Cirrus Logic, Inc.	1		145	(7)	0.0	(g)
Citigroup, Inc.	2		227	(9)	0.0	(g)
Citizens Financial Group, Inc.	12		795	24	0.0	(g)
CME Group, Inc.	1		153	(15)	0.0	(g)
CMS Energy Corp.	3		200	7	0.0	(g)
Cognex Corp.	1		40	3	0.0	(g)
Cognizant Technology Solutions Corp.	1		53	(4)	0.0	(g)
Comcast Corp.	26		580	58	0.0	(g)
Commerce Bancshares, Inc./MO	9		469	23	0.0	(g)
Commercial Metals Co.	1		59	(8)	0.0	(g)
Conagra Brands, Inc.	32		416	20	0.0	(g)
Constellation Brands, Inc.	—	(h)	61	(1)	0.0	(g)
Construction Partners, Inc.	—	(h)	7	— (h)	0.0	(g)
Copart, Inc.	3		81	(4)	0.0	(g)
Crown Castle, Inc.	2		174	(16)	0.0	(g)
Crown Holdings, Inc.	2		167	14	0.0	(g)
CubeSmart	1		54	(1)	0.0	(g)
Cullen/Frost Bankers, Inc.	1		169	2	0.0	(g)
Curtiss-Wright Corp.	—	(h)	73	(2)	0.0	(g)
Danaher Corp.	—	(h)	44	3	0.0	(g)
DaVita, Inc.	—	(h)	15	1	0.0	(g)
Delta Air Lines, Inc.	3		306	5	0.0	(g)
Dexcom, Inc.	—	(h)	13	— (h)	0.0	(g)
Digital Realty Trust, Inc.	6		1,137	(93)	0.0	(g)
Dollar General Corp.	1		68	2	0.0	(g)
Dollar Tree, Inc.	1		137	8	0.0	(g)
Domino’s Pizza, Inc.	—	(h)	80	— (h)	0.0	(g)
Donaldson Co., Inc.	2		140	5	0.0	(g)
Dover Corp.	—	(h)	108	(2)	0.0	(g)
DR Horton, Inc.	—	(h)	65	3	0.0	(g)
Dropbox, Inc.	4		110	7	0.0	(g)
Duke Energy Corp.	6		763	19	0.0	(g)
DuPont de Nemours, Inc.	—	(h)	36	(2)	0.0	(g)
Dutch Bros, Inc.	2		164	— (h)	0.0	(g)
Dycom Industries, Inc.	1		374	30	0.0	(g)
Dynatrace, Inc.	2		68	6	0.0	(g)
Edison International	3		211	7	0.0	(g)
Elevance Health, Inc.	1		274	(6)	0.0	(g)
Emerson Electric Co.	1		133	(6)	0.0	(g)
Encompass Health Corp.	—	(h)	37	1	0.0	(g)
EOG Resources, Inc.	8		1,099	(26)	0.0	(g)
Equifax, Inc.	3		421	14	0.0	(g)
Essential Properties Realty Trust, Inc.	4		115	(1)	0.0	(g)
Etsy, Inc.	5		331	13	0.0	(g)
Evercore, Inc.	1		497	(43)	0.0	(g)
Exelixis, Inc.	—	(h)	4	— (h)	0.0	(g)
Exelon Corp.	13		603	(2)	0.0	(g)

SEE NOTES TO FINANCIAL STATEMENTS.

JUNE 30, 2026	SIX CIRCLES TRUST	375

Six Circles Multi-Strategy Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JUNE 30, 2026 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

REFERENCE ENTITY	SHARES		NOTIONAL VALUE (2)	UNREALIZED APPRECIATION (DEPRECIATION) ($) (3)	PERCENTAGE OF NET ASSETS (%)

Long Positions — continued
Common Stocks — continued

United States — continued
Expedia Group, Inc.	—	(h)	34	2	0.0	(g)
Expeditors International of Washington, Inc.	6		956	(1)	0.0	(g)
Exxon Mobil Corp.	2		234	(3)	0.0	(g)
FactSet Research Systems, Inc.	—	(h)	2	— (h)	0.0	(g)
Federal Signal Corp.	1		64	6	0.0	(g)
Fidelity National Information Services, Inc.	—	(h)	9	— (h)	0.0	(g)
Figma, Inc.	3		43	3	0.0	(g)
First American Financial Corp.	3		184	1	0.0	(g)
First Horizon Corp.	7		173	5	0.0	(g)
FirstEnergy Corp.	1		58	1	0.0	(g)
Five Below, Inc.	1		134	(9)	0.0	(g)
Flowserve Corp.	2		179	2	0.0	(g)
Fluor Corp.	1		43	(2)	0.0	(g)
Flutter Entertainment plc	1		112	5	0.0	(g)
FNB Corp/PA	29		535	21	0.0	(g)
Fox Corp.	7		325	17	0.0	(g)
Franklin Resources, Inc.	14		462	(9)	0.0	(g)
Gaming and Leisure Properties, Inc.	3		122	1	0.0	(g)
Gap, Inc. (The)	6		132	(11)	0.0	(g)
Gates Industrial Corp. plc	—	(h)	7	— (h)	0.0	(g)
Generac Holdings, Inc.	—	(h)	38	— (h)	0.0	(g)
General Dynamics Corp.	—	(h)	69	2	0.0	(g)
General Mills, Inc.	7		233	10	0.0	(g)
General Motors Co.	1		99	(4)	0.0	(g)
GLOBALFOUNDRIES, Inc.	2		196	(9)	0.0	(g)
Globe Life, Inc.	—	(h)	12	— (h)	0.0	(g)
GoDaddy, Inc.	—	(h)	34	4	0.0	(g)
Goldman Sachs Group, Inc. (The)	—	(h)	262	(23)	0.0	(g)
Guidewire Software, Inc.	1		66	4	0.0	(g)
GXO Logistics, Inc.	2		99	2	0.0	(g)
Halliburton Co.	6		218	(8)	0.0	(g)
Halozyme Therapeutics, Inc.	1		82	8	0.0	(g)
Hanover Insurance Group, Inc. (The)	2		372	24	0.0	(g)
Hasbro, Inc.	—	(h)	41	(1)	0.0	(g)
HCA Healthcare, Inc.	—	(h)	49	2	0.0	(g)
Healthcare Realty Trust, Inc.	23		454	— (h)	0.0	(g)
HealthEquity, Inc.	2		145	10	0.0	(g)
HEICO Corp.	2		702	45	0.0	(g)
Henry Schein, Inc.	3		255	11	0.0	(g)
Hershey Co. (The)	—	(h)	25	1	0.0	(g)
Houlihan Lokey, Inc.	3		374	(18)	0.0	(g)
Hubbell, Inc.	—	(h)	227	(6)	0.0	(g)
Huntington Bancshares, Inc./OH	2		40	2	0.0	(g)
Huntington Ingalls Industries, Inc.	1		159	1	0.0	(g)
IES Holdings, Inc.	—	(h)	57	(2)	0.0	(g)
Illinois Tool Works, Inc.	3		830	11	0.0	(g)
Illumina, Inc.	1		198	14	0.0	(g)
Ingredion, Inc.	—	(h)	9	— (h)	0.0	(g)
Installed Building Products, Inc.	1		278	15	0.0	(g)
InterDigital, Inc.	—	(h)	40	(2)	0.0	(g)
International Paper Co.	1		33	1	0.0	(g)
Intuit, Inc.	2		415	(1)	0.0	(g)

SEE NOTES TO FINANCIAL STATEMENTS.

376	SIX CIRCLES TRUST	JUNE 30, 2026

REFERENCE ENTITY	SHARES		NOTIONAL VALUE (2)	UNREALIZED APPRECIATION (DEPRECIATION) ($) (3)	PERCENTAGE OF NET ASSETS (%)

Long Positions — continued
Common Stocks — continued

United States — continued
Invesco Ltd.	9		261	(21)	0.0	(g)
Ionis Pharmaceuticals, Inc.	2		154	(1)	0.0	(g)
IQVIA Holdings, Inc.	1		102	15	0.0	(g)
ITT, Inc.	1		114	(1)	0.0	(g)
J M Smucker Co. (The)	—	(h)	42	2	0.0	(g)
Jabil, Inc.	—	(h)	187	5	0.0	(g)
Jacobs Solutions, Inc.	2		244	15	0.0	(g)
Jefferies Financial Group, Inc.	1		74	(15)	0.0	(g)
Kimberly-Clark Corp.	7		733	68	0.0	(g)
Kinder Morgan, Inc.	—	(h)	11	— (h)	0.0	(g)
Kinsale Capital Group, Inc.	—	(h)	110	— (h)	0.0	(g)
Knight-Swift Transportation Holdings, Inc.	—	(h)	11	— (h)	0.0	(g)
Kratos Defense & Security Solutions, Inc.	1		60	(1)	0.0	(g)
Kroger Co. (The)	4		221	(1)	0.0	(g)
L3Harris Technologies, Inc.	—	(h)	94	2	0.0	(g)
Labcorp Holdings, Inc.	—	(h)	30	3	0.0	(g)
Lear Corp.	2		288	(13)	0.0	(g)
Leidos Holdings, Inc.	3		361	(6)	0.0	(g)
Lennar Corp.	1		123	4	0.0	(g)
Levi Strauss & Co.	8		186	6	0.0	(g)
Liberty Media Corp-Liberty Formula One	3		261	17	0.0	(g)
Light & Wonder, Inc.	1		63	(7)	0.0	(g)
Lithia Motors, Inc.	1		300	(5)	0.0	(g)
Live Nation Entertainment, Inc.	—	(h)	29	2	0.0	(g)
LKQ Corp.	2		52	2	0.0	(g)
Louisiana-Pacific Corp.	1		53	2	0.0	(g)
LyondellBasell Industries NV	8		478	(48)	0.0	(g)
M&T Bank Corp.	1		140	9	0.0	(g)
Manhattan Associates, Inc.	2		274	21	0.0	(g)
MARA Holdings, Inc.	4		60	(4)	0.0	(g)
Marathon Petroleum Corp.	3		844	29	0.0	(g)
MasTec, Inc.	—	(h)	110	3	0.0	(g)
McKesson Corp.	—	(h)	299	4	0.0	(g)
Medpace Holdings, Inc.	1		443	67	0.0	(g)
MetLife, Inc.	1		109	(4)	0.0	(g)
Mettler-Toledo International, Inc.	1		938	90	0.0	(g)
Microchip Technology, Inc.	5		505	(57)	0.0	(g)
Microsoft Corp.	1		197	3	0.0	(g)
MKS, Inc.	1		241	15	0.0	(g)
Moderna, Inc.	1		65	12	0.0	(g)
Molina Healthcare, Inc.	1		104	17	0.0	(g)
Molson Coors Beverage Co.	2		84	(1)	0.0	(g)
MongoDB, Inc.	—	(h)	73	— (h)	0.0	(g)
Morgan Stanley	3		768	(61)	0.0	(g)
Motorola Solutions, Inc.	1		200	12	0.0	(g)
MP Materials Corp.	1		79	2	0.0	(g)
Mueller Industries, Inc.	1		88	(10)	0.0	(g)
National Fuel Gas Co.	—	(h)	19	— (h)	0.0	(g)
Netflix, Inc.	—	(h)	29	(1)	0.0	(g)
Neurocrine Biosciences, Inc.	4		595	25	0.0	(g)
Newmont Corp.	4		452	(37)	0.0	(g)
NIKE, Inc.	6		273	(14)	0.0	(g)

SEE NOTES TO FINANCIAL STATEMENTS.

JUNE 30, 2026	SIX CIRCLES TRUST	377

Six Circles Multi-Strategy Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JUNE 30, 2026 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

REFERENCE ENTITY	SHARES		NOTIONAL VALUE (2)	UNREALIZED APPRECIATION (DEPRECIATION) ($) (3)	PERCENTAGE OF NET ASSETS (%)

Long Positions — continued
Common Stocks — continued

United States — continued
NNN REIT, Inc.	8		373	11	0.0	(g)
Nordson Corp.	—	(h)	103	2	0.0	(g)
Northrop Grumman Corp.	—	(h)	112	— (h)	0.0	(g)
NVIDIA Corp.	1		241	— (h)	0.0	(g)
NVR, Inc.	—	(h)	699	51	0.0	(g)
Omnicom Group, Inc.	2		118	— (h)	0.0	(g)
Parker-Hannifin Corp.	—	(h)	99	2	0.0	(g)
Paycom Software, Inc.	—	(h)	35	— (h)	0.0	(g)
Paylocity Holding Corp.	1		100	5	0.0	(g)
Penske Automotive Group, Inc.	2		286	(1)	0.0	(g)
Performance Food Group Co.	2		196	17	0.0	(g)
Pfizer, Inc.	19		481	(19)	0.0	(g)
PG&E Corp.	28		464	5	0.0	(g)
Pinnacle West Capital Corp.	3		309	11	0.0	(g)
PJT Partners, Inc.	—	(h)	74	(1)	0.0	(g)
Pool Corp.	2		306	30	0.0	(g)
PPG Industries, Inc.	1		68	1	0.0	(g)
PPL Corp.	7		256	5	0.0	(g)
Principal Financial Group, Inc.	1		96	(3)	0.0	(g)
Procter & Gamble Co. (The)	5		687	(5)	0.0	(g)
Prosperity Bancshares, Inc.	2		152	3	0.0	(g)
Prudential Financial, Inc.	4		386	(1)	0.0	(g)
PTC Therapeutics, Inc.	2		181	1	0.0	(g)
Public Service Enterprise Group, Inc.	4		339	2	0.0	(g)
Quest Diagnostics, Inc.	—	(h)	66	6	0.0	(g)
RBC Bearings, Inc.	—	(h)	97	— (h)	0.0	(g)
Regeneron Pharmaceuticals, Inc.	—	(h)	301	5	0.0	(g)
Regions Financial Corp.	17		495	24	0.0	(g)
Reinsurance Group of America, Inc.	—	(h)	55	1	0.0	(g)
Reliance, Inc.	—	(h)	24	(1)	0.0	(g)
Republic Services, Inc.	3		614	26	0.0	(g)
ResMed, Inc.	3		506	(5)	0.0	(g)
Revvity, Inc.	4		433	30	0.0	(g)
Rigetti Computing, Inc.	4		76	(1)	0.0	(g)
Rockwell Automation, Inc.	2		752	27	0.0	(g)
RTX Corp.	2		315	14	0.0	(g)
Salesforce, Inc.	7		1,006	44	0.0	(g)
SEI Investments Co.	2		164	(5)	0.0	(g)
Sempra	4		323	4	0.0	(g)
Sirius XM Holdings, Inc.	4		102	7	0.0	(g)
Skyworks Solutions, Inc.	—	(h)	25	(1)	0.0	(g)
SLB Ltd.	3		133	(4)	0.0	(g)
SOUTHSTATE BANK Corp.,	3		244	7	0.0	(g)
Southwest Airlines Co.	2		98	6	0.0	(g)
SS&C Technologies Holdings, Inc.	5		323	(15)	0.0	(g)
Stanley Black & Decker, Inc.	2		210	19	0.0	(g)
StepStone Group, Inc.	1		24	(2)	0.0	(g)
Stryker Corp.	1		228	8	0.0	(g)
Synchrony Financial	—	(h)	20	(1)	0.0	(g)
Sysco Corp.	—	(h)	32	2	0.0	(g)
T Rowe Price Group, Inc.	4		469	16	0.0	(g)
Teledyne Technologies, Inc.	1		521	24	0.0	(g)

SEE NOTES TO FINANCIAL STATEMENTS.

378	SIX CIRCLES TRUST	JUNE 30, 2026

REFERENCE ENTITY	SHARES		NOTIONAL VALUE (2)	UNREALIZED APPRECIATION (DEPRECIATION) ($) (3)	PERCENTAGE OF NET ASSETS (%)

Long Positions — continued
Common Stocks — continued

United States — continued
Tempus AI, Inc.	1		68	— (h)	0.0	(g)
Tenet Healthcare Corp.	1		258	12	0.0	(g)
Tetra Tech, Inc.	1		18	1	0.0	(g)
Toll Brothers, Inc.	—	(h)	12	1	0.0	(g)
Toro Co. (The)	—	(h)	6	— (h)	0.0	(g)
Tractor Supply Co.	19		568	34	0.0	(g)
Trade Desk, Inc. (The)	1		16	— (h)	0.0	(g)
Travelers Cos., Inc. (The)	1		215	14	0.0	(g)
Trimble, Inc.	4		185	7	0.0	(g)
Truist Financial Corp.	13		610	13	0.0	(g)
TTM Technologies, Inc.	—	(h)	56	(9)	0.0	(g)
Twilio, Inc.	2		361	45	0.0	(g)
Tyson Foods, Inc.	5		277	9	0.0	(g)
UiPath, Inc.	1		13	1	0.0	(g)
Union Pacific Corp.	4		1,012	16	0.0	(g)
United Airlines Holdings, Inc.	1		148	22	0.0	(g)
United Parcel Service, Inc.	3		311	1	0.0	(g)
United Therapeutics Corp.	—	(h)	10	— (h)	0.0	(g)
UnitedHealth Group, Inc.	—	(h)	93	2	0.0	(g)
Universal Health Services, Inc.	1		109	5	0.0	(g)
Urban Outfitters, Inc.	2		139	(3)	0.0	(g)
US Bancorp	1		41	1	0.0	(g)
Valero Energy Corp.	1		219	15	0.0	(g)
Veeva Systems, Inc.	—	(h)	18	2	0.0	(g)
Ventas, Inc.	10		795	55	0.0	(g)
Verizon Communications, Inc.	13		608	(41)	0.0	(g)
VICI Properties, Inc.	37		969	17	0.0	(g)
Virtu Financial, Inc.	2		127	(5)	0.0	(g)
Voya Financial, Inc.	6		573	(11)	0.0	(g)
W R Berkley Corp.	6		394	1	0.0	(g)
Waste Management, Inc.	1		177	5	0.0	(g)
WEC Energy Group, Inc.	2		202	7	0.0	(g)
Wells Fargo & Co.	3		212	(3)	0.0	(g)
Westinghouse Air Brake Technologies Corp.	1		364	(9)	0.0	(g)
Westlake Corp.	2		136	(7)	0.0	(g)
Woodward, Inc.	2		846	(3)	0.0	(g)
WP Carey, Inc.	6		450	— (h)	0.0	(g)
Xcel Energy, Inc.	2		157	3	0.0	(g)
XPO, Inc.	—	(h)	87	1	0.0	(g)
Xylem, Inc./NY	3		347	19	0.0	(g)
Zions Bancorp NA	1		58	2	0.0	(g)
Zscaler, Inc.	3		392	21	0.0	(g)

Total Long Positions of Total Return Swaps			81,290	824	0.0	(g)

Total of Long and Short Positions of Total Return Swaps			10,758	(461)	0.0	(g)

SEE NOTES TO FINANCIAL STATEMENTS.

JUNE 30, 2026	SIX CIRCLES TRUST	379

Six Circles Multi-Strategy Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JUNE 30, 2026 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

COUNTERPARTY	DESCRIPTION	TERMINATION DATE	NOTIONAL VALUE (2)	NET UNREALIZED APPRECIATION/ (DEPRECIATION) ($) (3)	NET CASH AND OTHER RECEIVABLES/ PAYABLES ($)	VALUE ($)
Barclays Bank plc	The Fund receives a return on portfolio of long and short equity positions and pays or receives one day FEDEF on long positions and short positions respectively, plus or minus spread (rates range from 0.45% to 0.45%) which is denominated in USD based on the local currencies of the positions within the swap	11/17/2028	177	(2)	—	(2)

REFERENCE ENTITY	SHARES	NOTIONAL VALUE (2)	UNREALIZED APPRECIATION (DEPRECIATION) ($) (3)	PERCENTAGE OF NET ASSETS (%)
Long Positions
Common Stocks
Hong Kong
Hongkong Land Holdings Ltd.	4	28	— (h)	0.0	(g)
Jardine Matheson Holdings Ltd.	2	149	(2)	0.0	(g)

Total Long Positions of Total Return Swaps		177	(2)	0.0	(g)

Total of Long and Short Positions of Total Return Swaps		177	(2)	0.0	(g)

COUNTERPARTY	DESCRIPTION	TERMINATION DATE	NOTIONAL VALUE (2)	NET UNREALIZED APPRECIATION/ (DEPRECIATION) ($) (3)	NET CASH AND OTHER RECEIVABLES/ PAYABLES ($)	VALUE ($)
Barclays Bank plc	The Fund receives a return on portfolio of long and short equity positions and pays or receives one day FEDEF on long positions and short positions respectively, plus or minus spread (rates range from 0.2% to 0.2%) which is denominated in USD based on the local currencies of the positions within the swap	02/19/2027	156	2	—	2

REFERENCE ENTITY	SHARES	NOTIONAL VALUE (2)	UNREALIZED APPRECIATION (DEPRECIATION) ($) (3)	PERCENTAGE OF NET ASSETS (%)
Long Positions
Common Stocks
United Kingdom
InterContinental Hotels Group plc	1	156	2	0.0	(g)

United States
Carnival Corp. Ltd.	5	233	(98)	0.0	(g)

Total Long Positions of Total Return Swaps		389	(96)	0.0	(g)

Total of Long and Short Positions of Total Return Swaps		389	(96)	0.0	(g)

SEE NOTES TO FINANCIAL STATEMENTS.

380	SIX CIRCLES TRUST	JUNE 30, 2026

COUNTERPARTY	DESCRIPTION	TERMINATION DATE	NOTIONAL VALUE (2)	NET UNREALIZED APPRECIATION/ (DEPRECIATION) ($) (3)	NET CASH AND OTHER RECEIVABLES/ PAYABLES ($)	VALUE ($)
BNP Paribas	The Fund receives a return on portfolio of long and short equity positions and pays or receives one day RBA on long positions and short positions respectively, plus or minus spread (rates range from -0.5% to 0.25%) which is denominated in AUD based on the local currencies of the positions within the swap	09/10/2027	1,468	(146)	2	(144)

REFERENCE ENTITY	SHARES	NOTIONAL VALUE (2)	UNREALIZED APPRECIATION (DEPRECIATION) ($) (3)	PERCENTAGE OF NET ASSETS (%)
Short Positions
Common Stocks
Australia
ALS Ltd.	(24)	(396)	11	0.0	(g)
ANZ Group Holdings Ltd.	(11)	(258)	(6)	0.0	(g)
APA Group	(15)	(114)	7	0.0	(g)
ASX Ltd.	(13)	(467)	(26)	0.0	(g)
Brambles Ltd.	(39)	(516)	(16)	0.0	(g)
Capricorn Metals Ltd.	(6)	(57)	3	0.0	(g)
CAR Group Ltd.	(18)	(326)	9	0.0	(g)
Cochlear Ltd.	(3)	(185)	(31)	0.0	(g)
Commonwealth Bank of Australia	(2)	(182)	(3)	0.0	(g)
Genesis Minerals Ltd.	(49)	(196)	19	0.0	(g)
Goodman Group	(4)	(91)	3	0.0	(g)
IGO Ltd.	(9)	(57)	10	0.0	(g)
Lottery Corp. Ltd. (The)	(117)	(458)	(10)	0.0	(g)
Lynas Rare Earths Ltd.	(18)	(219)	(2)	0.0	(g)
Medibank Pvt Ltd.	(132)	(441)	(12)	0.0	(g)
NEXTDC Ltd.	(12)	(120)	2	0.0	(g)
Northern Star Resources Ltd.	(9)	(123)	11	0.0	(g)
Paladin Energy Ltd.	(8)	(56)	6	0.0	(g)
Pro Medicus Ltd.	(1)	(110)	(26)	0.0	(g)
QBE Insurance Group Ltd.	(21)	(349)	(25)	0.0	(g)
Ramelius Resources Ltd.	(10)	(23)	2	0.0	(g)
Ramsay Health Care Ltd.	(5)	(133)	(17)	0.0	(g)
Scentre Group	(26)	(69)	— (h)	0.0	(g)
Sigma Healthcare Ltd.	(109)	(212)	4	0.0	(g)
Suncorp Group Ltd.	(12)	(159)	(7)	0.0	(g)
Transurban Group	(1)	(11)	— (h)	0.0	(g)
Vicinity Ltd.	(355)	(637)	2	0.0	(g)
Washington H Soul Pattinson & Co. Ltd.	(6)	(196)	(11)	0.0	(g)
Westpac Banking Corp.	(14)	(347)	1	0.0	(g)
Whitehaven Coal Ltd.	(15)	(85)	8	0.0	(g)
WiseTech Global Ltd.	(7)	(196)	28	0.0	(g)
Woolworths Group Ltd.	(25)	(667)	(31)	0.0	(g)

Total Short Positions of Total Return Swaps		(7,456)	(97)	0.0	(g)

SEE NOTES TO FINANCIAL STATEMENTS.

JUNE 30, 2026	SIX CIRCLES TRUST	381

Six Circles Multi-Strategy Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JUNE 30, 2026 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

REFERENCE ENTITY	SHARES		NOTIONAL VALUE (2)	UNREALIZED APPRECIATION (DEPRECIATION) ($) (3)	PERCENTAGE OF NET ASSETS (%)
Long Positions
Common Stocks
Australia
AGL Energy Ltd.	42		255	(10)	0.0	(g)
Ampol Ltd.	10		235	(6)	0.0	(g)
Aristocrat Leisure Ltd.	18		644	99	0.0	(g)
Aurizon Holdings Ltd.	16		47	(1)	0.0	(g)
BHP Group Ltd.	13		606	(54)	0.0	(g)
Charter Hall Group	18		289	(7)	0.0	(g)
Coles Group Ltd.	9		151	5	0.0	(g)
Computershare Ltd.	10		261	16	0.0	(g)
CSL Ltd.	—	(h)	22	2	0.0	(g)
Evolution Mining Ltd.	44		378	(21)	0.0	(g)
Fortescue Ltd.	10		142	(11)	0.0	(g)
GPT Group (The)	47		168	(10)	0.0	(g)
HUB24 Ltd.	2		140	(18)	0.0	(g)
JB Hi-Fi Ltd.	10		553	12	0.0	(g)
Macquarie Group Ltd.	6		1,044	13	0.0	(g)
Mirvac Group	214		266	(11)	0.0	(g)
Orica Ltd.	52		846	11	0.0	(g)
Origin Energy Ltd.	1		9	— (h)	0.0	(g)
PLS Group Ltd.	11		49	(11)	0.0	(g)
Qantas Airways Ltd.	23		157	11	0.0	(g)
REA Group Ltd.	—	(h)	31	(1)	0.0	(g)
Regis Resources Ltd.	27		123	(11)	0.0	(g)
Rio Tinto Ltd.	3		332	(27)	0.0	(g)
Sandfire Resources Ltd.	5		76	(6)	0.0	(g)
Santos Ltd.	257		1,313	(32)	0.0	(g)
Sonic Healthcare Ltd.	1		17	1	0.0	(g)
South32 Ltd.	—	(h)	1	— (h)	0.0	(g)
Stockland	11		35	(2)	0.0	(g)
Technology One Ltd.	5		108	(7)	0.0	(g)
Wesfarmers Ltd.	10		600	29	0.0	(g)
Westgold Resources Ltd.	3		10	(1)	0.0	(g)
Worley Ltd.	2		16	(1)	0.0	(g)

Total Long Positions of Total Return Swaps			8,924	(49)	0.0	(g)

Total of Long and Short Positions of Total Return Swaps			1,468	(146)	0.0	(g)

COUNTERPARTY	DESCRIPTION	TERMINATION DATE	NOTIONAL VALUE (2)	NET UNREALIZED APPRECIATION/ (DEPRECIATION) ($) (3)	NET CASH AND OTHER RECEIVABLES/ PAYABLES ($)	VALUE ($)
BNP Paribas	The Fund receives a return on portfolio of long and short equity positions and pays or receives CABROVER on long positions and short positions respectively, plus or minus spread (rates range from -2.81% to -0.2%) which is denominated in CAD based on the local currencies of the positions within the swap	09/13/2027	(16,929)	276	(47)	229

SEE NOTES TO FINANCIAL STATEMENTS.

382	SIX CIRCLES TRUST	JUNE 30, 2026

REFERENCE ENTITY	SHARES	NOTIONAL VALUE (2)	UNREALIZED APPRECIATION (DEPRECIATION) ($) (3)	PERCENTAGE OF NET ASSETS (%)
Short Positions
Common Stocks
Canada
Agnico Eagle Mines Ltd.	— (h)	(57)	5	0.0	(g)
Alimentation Couche-Tard, Inc.	(10)	(574)	(42)	0.0	(g)
Almonty Industries, Inc.	(5)	(80)	— (h)	0.0	(g)
AltaGas Ltd.	(16)	(619)	31	0.0	(g)
Aris Mining Corp.	(34)	(562)	60	0.0	(g)
Artemis Gold, Inc.	(13)	(333)	38	0.0	(g)
Athabasca Oil Corp.	(62)	(482)	37	0.0	(g)
AtkinsRealis Group, Inc.	(3)	(180)	(9)	0.0	(g)
Bank of Montreal	(8)	(1,269)	(61)	0.0	(g)
BCE, Inc.	(32)	(758)	71	0.0	(g)
Bombardier, Inc.	(1)	(128)	(7)	0.0	(g)
BRP, Inc.	— (h)	(18)	— (h)	0.0	(g)
CAE, Inc.	(23)	(567)	(2)	0.0	(g)
Cameco Corp.	(2)	(240)	8	0.0	(g)
Canadian Utilities Ltd.	(7)	(265)	(4)	0.0	(g)
Cenovus Energy, Inc.	(6)	(167)	12	0.0	(g)
Constellation Software, Inc./Canada	— (h)	(545)	44	0.0	(g)
Descartes Systems Group, Inc. (The)	(3)	(195)	5	0.0	(g)
Discovery Mining Ltd.	(4)	(26)	1	0.0	(g)
Dollarama, Inc.	(3)	(422)	8	0.0	(g)
Eldorado Gold Corp.	(3)	(110)	7	0.0	(g)
Equinox Gold Corp.	(4)	(40)	5	0.0	(g)
ERO Copper Corp.	(4)	(130)	15	0.0	(g)
Exchange Income Corp.	— (h)	(22)	— (h)	0.0	(g)
Fairfax Financial Holdings Ltd.	— (h)	(294)	(8)	0.0	(g)
Franco-Nevada Corp.	(3)	(720)	35	0.0	(g)
G Mining Ventures Corp.	(12)	(356)	5	0.0	(g)
GFL Environmental, Inc.	(26)	(906)	(33)	0.0	(g)
Gildan Activewear, Inc.	(4)	(237)	34	0.0	(g)
Great-West Lifeco, Inc.	(7)	(449)	(26)	0.0	(g)
Hydro One Ltd.	(12)	(487)	(13)	0.0	(g)
iA Financial Corp., Inc.	(5)	(671)	(32)	0.0	(g)
IAMGOLD Corp.	(12)	(204)	21	0.0	(g)
Ivanhoe Mines Ltd.	(7)	(64)	7	0.0	(g)
K92 Mining, Inc.	(2)	(26)	2	0.0	(g)
Keyera Corp.	(5)	(218)	1	0.0	(g)
Lundin Mining Corp.	(2)	(46)	6	0.0	(g)
MDA Space Ltd.	(2)	(74)	(7)	0.0	(g)
Metro, Inc./CN	(4)	(231)	5	0.0	(g)
National Bank of Canada	(8)	(1,163)	(71)	0.0	(g)
Novagold Resources, Inc.	(14)	(109)	27	0.0	(g)
Pembina Pipeline Corp.	(9)	(432)	1	0.0	(g)
Rogers Communications, Inc.	(3)	(101)	15	0.0	(g)
Saputo, Inc.	(6)	(185)	3	0.0	(g)
Skeena Resources Ltd.	(7)	(214)	21	0.0	(g)
Sprott, Inc.	(1)	(165)	18	0.0	(g)
Tamarack Valley Energy Ltd.	(9)	(82)	2	0.0	(g)
TFI International, Inc.	— (h)	(22)	1	0.0	(g)
Torex Gold Resources, Inc.	(3)	(150)	12	0.0	(g)
Toronto-Dominion Bank (The)	(4)	(407)	(20)	0.0	(g)
Triple Flag Precious Metals Corp.	(3)	(99)	1	0.0	(g)

SEE NOTES TO FINANCIAL STATEMENTS.

JUNE 30, 2026	SIX CIRCLES TRUST	383

Six Circles Multi-Strategy Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JUNE 30, 2026 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

REFERENCE ENTITY	SHARES	NOTIONAL VALUE (2)	UNREALIZED APPRECIATION (DEPRECIATION) ($) (3)	PERCENTAGE OF NET ASSETS (%)
Short Positions — continued
Common Stocks — continued
Canada — continued
West Fraser Timber Co. Ltd.	(2)	(111)	3	0.0	(g)
WSP Global, Inc.	(3)	(404)	15	0.0	(g)

United States
Brookfield Asset Management Ltd.	(10)	(497)	28	0.0	(g)
Energy Fuels, Inc./Canada	(1)	(16)	1	0.0	(g)

Total Short Positions of Total Return Swaps		(16,929)	276	0.0	(g)

Total of Long and Short Positions of Total Return Swaps		(16,929)	276	0.0	(g)

COUNTERPARTY	DESCRIPTION	TERMINATION DATE	NOTIONAL VALUE (2)	NET UNREALIZED APPRECIATION/ (DEPRECIATION) ($) (3)	NET CASH AND OTHER RECEIVABLES/ PAYABLES ($)	VALUE ($)
BNP Paribas	The Fund receives a return on portfolio of long and short equity positions and pays or receives one day SARON on long positions and short positions respectively, plus or minus spread (rates range from -0.26% to 0.26%) which is denominated in CHF based on the local currencies of the positions within the swap	09/03/2027	(311)	26	12	38

REFERENCE ENTITY	SHARES		NOTIONAL VALUE (2)	UNREALIZED APPRECIATION (DEPRECIATION) ($) (3)	PERCENTAGE OF NET ASSETS (%)
Short Positions
Common Stocks
Switzerland
Alcon AG	(2)		(106)	(4)	0.0	(g)
Avolta AG	—	(h)	(10)	— (h)	0.0	(g)
Banque Cantonale Vaudoise	—	(h)	(56)	(1)	0.0	(g)
Belimo Holding AG	—	(h)	(141)	— (h)	0.0	(g)
Chocoladefabriken Lindt & Spruengli AG	—	(h)	(116)	(3)	0.0	(g)
Cie Financiere Richemont SA	—	(h)	(65)	(2)	0.0	(g)
Galderma Group AG	(4)		(825)	(41)	0.0	(g)
Geberit AG	—	(h)	(183)	(8)	0.0	(g)
Givaudan SA	—	(h)	(87)	(6)	0.0	(g)
Helvetia Baloise Holding AG	—	(h)	(78)	(1)	0.0	(g)
Huber + Suhner AG	—	(h)	(30)	2	0.0	(g)
Partners Group Holding AG	—	(h)	(3)	— (h)	0.0	(g)
Roche Holding AG	(1)		(452)	(7)	0.0	(g)
Sandoz Group AG	(1)		(104)	(9)	0.0	(g)
Schindler Holding AG	—	(h)	(18)	— (h)	0.0	(g)
Swiss Life Holding AG	—	(h)	(139)	(3)	0.0	(g)
Swiss Prime Site AG	(3)		(428)	(1)	0.0	(g)
Swiss Re AG	(3)		(438)	(25)	0.0	(g)
Swisscom AG	(1)		(816)	31	0.0	(g)
UBS Group AG	(22)		(1,100)	10	0.0	(g)
Zurich Insurance Group AG	—	(h)	(74)	(2)	0.0	(g)

Total Short Positions of Total Return Swaps			(5,269)	(70)	0.0	(g)

SEE NOTES TO FINANCIAL STATEMENTS.

384	SIX CIRCLES TRUST	JUNE 30, 2026

REFERENCE ENTITY	SHARES		NOTIONAL VALUE (2)	UNREALIZED APPRECIATION (DEPRECIATION) ($) (3)	PERCENTAGE OF NET ASSETS (%)
Long Positions
Common Stocks
Switzerland
ABB Ltd.	6		592	36	0.0	(g)
Accelleron Industries AG	—	(h)	46	4	0.0	(g)
Chocoladefabriken Lindt & Spruengli AG	—	(h)	328	10	0.0	(g)
EMS-Chemie Holding AG	—	(h)	34	(1)	0.0	(g)
Flughafen Zurich AG	1		195	3	0.0	(g)
Holcim AG	11		1,030	(55)	0.0	(g)
Julius Baer Group Ltd.	1		119	7	0.0	(g)
Kuehne + Nagel International AG	—	(h)	46	— (h)	0.0	(g)
Lonza Group AG	1		405	42	0.0	(g)
Nestle SA	5		505	25	0.0	(g)
PSP Swiss Property AG	—	(h)	41	(1)	0.0	(g)
Schindler Holding AG	1		295	4	0.0	(g)
SGS SA	7		837	32	0.0	(g)
SIG Group AG	—	(h)	6	1	0.0	(g)
Sonova Holding AG	1		159	(7)	0.0	(g)
Sunrise Communications AG	1		53	(2)	0.0	(g)
Swissquote Group Holding SA	2		82	(4)	0.0	(g)
Temenos AG	2		151	1	0.0	(g)
VAT Group AG	—	(h)	34	1	0.0	(g)

Total Long Positions of Total Return Swaps			4,958	96	0.0	(g)

Total of Long and Short Positions of Total Return Swaps			(311)	26	0.0	(g)

COUNTERPARTY	DESCRIPTION	TERMINATION DATE	NOTIONAL VALUE (2)	NET UNREALIZED APPRECIATION/ (DEPRECIATION) ($) (3)	NET CASH AND OTHER RECEIVABLES/ PAYABLES ($)	VALUE ($)
BNP Paribas	The Fund receives a return on portfolio of long and short equity positions and pays or receives one day DESTR on long positions and short positions respectively, plus or minus spread (rates range from -0.25% to 0.25%) which is denominated in DKK based on the local currencies of the positions within the swap	09/03/2027	(1,184)	(53)	—	(53)

REFERENCE ENTITY	SHARES	NOTIONAL VALUE (2)	UNREALIZED APPRECIATION (DEPRECIATION) ($) (3)	PERCENTAGE OF NET ASSETS (%)
Short Positions
Common Stocks
Denmark
Carlsberg A/S	(1)	(79)	(1)	0.0	(g)
Coloplast A/S	(5)	(278)	5	0.0	(g)
Danske Bank A/S	(11)	(587)	(16)	0.0	(g)
NKT A/S	(1)	(84)	1	0.0	(g)
Novo Nordisk A/S	(6)	(260)	(26)	0.0	(g)
Novonesis Novozymes B	(18)	(1,053)	(89)	0.0	(g)
Orsted A/S	(2)	(42)	2	0.0	(g)

SEE NOTES TO FINANCIAL STATEMENTS.

JUNE 30, 2026	SIX CIRCLES TRUST	385

Six Circles Multi-Strategy Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JUNE 30, 2026 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

REFERENCE ENTITY	SHARES	NOTIONAL VALUE (2)	UNREALIZED APPRECIATION (DEPRECIATION) ($) (3)	PERCENTAGE OF NET ASSETS (%)
Short Positions — continued
Common Stocks — continued
Denmark — continued
ROCKWOOL A/S	(1)	(18)	— (h)	0.0	(g)
Zealand Pharma A/S	(2)	(106)	2	0.0	(g)

Total Short Positions of Total Return Swaps		(2,507)	(122)	0.0	(g)

Long Positions
Common Stocks
Denmark
AP Moller — Maersk A/S	— (h)	94	(6)	0.0	(g)
Genmab A/S	2	401	51	0.0	(g)
Pandora A/S	2	167	29	0.0	(g)
Tryg A/S	25	582	(10)	0.0	(g)
Vestas Wind Systems A/S	3	79	5	0.0	(g)

Total Long Positions of Total Return Swaps		1,323	69	0.0	(g)

Total of Long and Short Positions of Total Return Swaps		(1,184)	(53)	0.0	(g)

COUNTERPARTY	DESCRIPTION	TERMINATION DATE	NOTIONAL VALUE (2)	NET UNREALIZED APPRECIATION/ (DEPRECIATION) ($) (3)	NET CASH AND OTHER RECEIVABLES/ PAYABLES ($)	VALUE ($)
BNP Paribas	The Fund receives a return on portfolio of long and short equity positions and pays or receives one day €STER on long positions and short positions respectively, plus or minus spread (rates range from -0.69% to 0.26%) which is denominated in EUR based on the local currencies of the positions within the swap	09/03/2027	(1,047)	246	49	295

REFERENCE ENTITY	SHARES	NOTIONAL VALUE (2)	UNREALIZED APPRECIATION (DEPRECIATION) ($) (3)	PERCENTAGE OF NET ASSETS (%)
Short Positions
Common Stocks
Austria
BAWAG Group AG	(4)	(742)	(38)	0.0	(g)
Raiffeisen Bank International AG	(3)	(154)	(11)	0.0	(g)
Verbund AG	(1)	(78)	2	0.0	(g)

Belgium
Aedifica SA	(3)	(213)	(2)	0.0	(g)
D’ieteren Group	(2)	(422)	1	0.0	(g)
Elia Group SA	(2)	(376)	(17)	0.0	(g)
KBC Group NV	(1)	(69)	— (h)	0.0	(g)
Syensqo SA	(1)	(82)	4	0.0	(g)

Finland
Fortum OYJ	(23)	(529)	(6)	0.0	(g)
Kesko OYJ	(6)	(129)	2	0.0	(g)
Metso OYJ	(4)	(66)	1	0.0	(g)
Neste OYJ	(4)	(111)	(8)	0.0	(g)

SEE NOTES TO FINANCIAL STATEMENTS.

386	SIX CIRCLES TRUST	JUNE 30, 2026

REFERENCE ENTITY	SHARES	NOTIONAL VALUE (2)	UNREALIZED APPRECIATION (DEPRECIATION) ($) (3)	PERCENTAGE OF NET ASSETS (%)
Short Positions — continued
Common Stocks — continued

Finland — continued
Nordea Bank Abp	(13)	(250)	(1)	0.0	(g)
Orion OYJ	(4)	(294)	(24)	0.0	(g)
Stora Enso OYJ	(3)	(38)	2	0.0	(g)
UPM-Kymmene OYJ	(1)	(40)	2	0.0	(g)

Germany
AIXTRON SE	(2)	(126)	13	0.0	(g)
Bayer AG	— (h)	(19)	(6)	0.0	(g)
Bayerische Motoren Werke AG	(9)	(662)	103	0.0	(g)
Beiersdorf AG	(2)	(150)	(10)	0.0	(g)
Brenntag SE	(5)	(297)	15	0.0	(g)
CTS Eventim AG & Co. KGaA	(7)	(443)	16	0.0	(g)
GEA Group AG	(2)	(160)	(2)	0.0	(g)
Henkel AG & Co. KGaA	(5)	(383)	(22)	0.0	(g)
Infineon Technologies AG	(6)	(560)	(6)	0.0	(g)
Knorr-Bremse AG	(2)	(293)	4	0.0	(g)
MTU Aero Engines AG	— (h)	(22)	(3)	0.0	(g)
Porsche Automobil Holding SE	(16)	(567)	77	0.0	(g)
RENK Group AG	(1)	(60)	4	0.0	(g)
Sartorius AG	— (h)	(64)	— (h)	0.0	(g)
Symrise AG	(4)	(411)	(28)	0.0	(g)
Talanx AG	(3)	(397)	(28)	0.0	(g)
thyssenkrupp AG	(10)	(126)	11	0.0	(g)
TUI AG	(11)	(91)	1	0.0	(g)
Volkswagen AG	(4)	(424)	92	0.0	(g)
Zalando SE	(2)	(65)	(2)	0.0	(g)

Ireland
AIB Group plc	(13)	(150)	(1)	0.0	(g)
Bank of Ireland Group plc	(19)	(389)	3	0.0	(g)
Kingspan Group plc	(4)	(394)	21	0.0	(g)
Ryanair Holdings plc	(8)	(247)	(14)	0.0	(g)

Italy
A2A SpA	(75)	(194)	1	0.0	(g)
Banco BPM SpA	(1)	(19)	— (h)	0.0	(g)
Buzzi SpA	(5)	(294)	18	0.0	(g)
Ferrari NV	(4)	(1,350)	(21)	0.0	(g)
Fincantieri SpA	(4)	(46)	6	0.0	(g)
FinecoBank Banca Fineco SpA	(3)	(67)	1	0.0	(g)
Lottomatica Group Spa	(8)	(241)	21	0.0	(g)
Moncler SpA	(1)	(80)	4	0.0	(g)
Terna — Rete Elettrica Nazionale	(3)	(32)	— (h)	0.0	(g)

Luxembourg
ArcelorMittal SA	— (h)	(7)	1	0.0	(g)
CVC Capital Partners plc	(18)	(276)	11	0.0	(g)

Netherlands
ABN AMRO Bank NV	(10)	(413)	(22)	0.0	(g)
Adyen NV	(1)	(1,240)	56	0.0	(g)
Aegon Ltd.	(57)	(485)	(3)	0.0	(g)
Argenx SE	— (h)	(118)	(7)	0.0	(g)
EXOR NV	(10)	(756)	2	0.0	(g)

SEE NOTES TO FINANCIAL STATEMENTS.

JUNE 30, 2026	SIX CIRCLES TRUST	387

Six Circles Multi-Strategy Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JUNE 30, 2026 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

REFERENCE ENTITY	SHARES	NOTIONAL VALUE (2)	UNREALIZED APPRECIATION (DEPRECIATION) ($) (3)	PERCENTAGE OF NET ASSETS (%)
Short Positions — continued
Common Stocks — continued

Netherlands — continued
Ferrovial NV	(11)	(719)	(8)	0.0	(g)
Heineken Holding NV	(1)	(106)	(5)	0.0	(g)
Heineken NV	(5)	(429)	(20)	0.0	(g)
IMCD NV	(1)	(97)	11	0.0	(g)
Prosus NV	(9)	(417)	11	0.0	(g)
SBM Offshore NV	(4)	(155)	11	0.0	(g)
Stellantis NV	(28)	(198)	36	0.0	(g)
Universal Music Group NV	— (h)	(9)	— (h)	0.0	(g)

Portugal
Banco Comercial Portugues SA	(541)	(603)	(38)	0.0	(g)
Jeronimo Martins SGPS SA	(6)	(118)	6	0.0	(g)

Spain
Acciona SA	— (h)	(52)	(5)	0.0	(g)
Aena SME SA	(28)	(843)	(4)	0.0	(g)
Amadeus IT Group SA	(9)	(551)	14	0.0	(g)
Banco de Sabadell SA	(144)	(497)	(13)	0.0	(g)
EDP Renewables SA	(15)	(227)	(12)	0.0	(g)
Endesa SA	(5)	(208)	(12)	0.0	(g)
Iberdrola SA	(10)	(238)	(16)	0.0	(g)
Mapfre SA	(153)	(728)	(27)	0.0	(g)
Merlin Properties Socimi SA	(21)	(373)	2	0.0	(g)
Solaria Energia y Medio Ambiente SA	(2)	(50)	6	0.0	(g)

Total Short Positions of Total Return Swaps		(22,329)	150	0.0	(g)

Long Positions
Common Stocks
Austria
Erste Group Bank AG	— (h)	12	1	0.0	(g)
OMV AG	5	298	1	0.0	(g)
voestalpine AG	1	72	(10)	0.0	(g)

Belgium
Ageas SA	6	467	20	0.0	(g)
Anheuser-Busch InBev SA	4	336	9	0.0	(g)
Financiere de Tubize SA	— (h)	108	2	0.0	(g)
Groupe Bruxelles Lambert NV	3	305	(4)	0.0	(g)
Sofina SA	— (h)	22	— (h)	0.0	(g)
UCB SA	— (h)	64	1	0.0	(g)
Umicore SA	1	21	(3)	0.0	(g)

Finland
Elisa OYJ	1	37	(3)	0.0	(g)
Wartsila OYJ Abp	12	455	11	0.0	(g)

Germany
Allianz SE	— (h)	42	2	0.0	(g)
BASF SE	20	1,097	(55)	0.0	(g)
Continental AG	2	172	(3)	0.0	(g)
Deutsche Boerse AG	1	366	(5)	0.0	(g)
Deutsche Post AG	32	1,919	35	0.0	(g)
Deutsche Telekom AG	2	50	(7)	0.0	(g)
Evonik Industries AG	12	216	(1)	0.0	(g)

SEE NOTES TO FINANCIAL STATEMENTS.

388	SIX CIRCLES TRUST	JUNE 30, 2026

REFERENCE ENTITY	SHARES		NOTIONAL VALUE (2)	UNREALIZED APPRECIATION (DEPRECIATION) ($) (3)	PERCENTAGE OF NET ASSETS (%)

Long Positions — continued
Common Stocks — continued

Germany — continued
Fresenius Medical Care AG	13		616	(17)	0.0	(g)
Fresenius SE & Co. KGaA	5		212	6	0.0	(g)
Heidelberg Materials AG	—	(h)	46	(5)	0.0	(g)
KION Group AG	2		98	(3)	0.0	(g)
LEG Immobilien SE	1		79	2	0.0	(g)
Mercedes-Benz Group AG	—	(h)	4	— (h)	0.0	(g)
Merck KGaA	3		440	16	0.0	(g)
Nemetschek SE	1		74	(4)	0.0	(g)
Nordex SE	1		44	3	0.0	(g)
RWE AG	5		326	2	0.0	(g)
SAP SE	1		131	(8)	0.0	(g)
Scout24 SE	1		94	(6)	0.0	(g)
Vonovia SE	12		284	11	0.0	(g)

Ireland
Kerry Group plc	9		777	54	0.0	(g)

Italy
Amplifon SpA	2		21	(1)	0.0	(g)
Azimut Holding SpA	1		55	(3)	0.0	(g)
Banca Mediolanum SpA	—	(h)	4	— (h)	0.0	(g)
Enel SpA	61		694	5	0.0	(g)
Eni SpA	—	(h)	1	— (h)	0.0	(g)
Generali	12		595	10	0.0	(g)
Intesa Sanpaolo SpA	99		664	12	0.0	(g)
Italgas SpA	1		17	(1)	0.0	(g)
Poste Italiane SpA	31		1,014	2	0.0	(g)
Prysmian SpA	—	(h)	66	— (h)	0.0	(g)
Snam SpA	19		140	(1)	0.0	(g)
UniCredit SpA	8		703	35	0.0	(g)
Unipol Assicurazioni SpA	5		134	1	0.0	(g)

Netherlands
ASM International NV	—	(h)	576	(14)	0.0	(g)
ASML Holding NV	—	(h)	11	1	0.0	(g)
ASR Nederland NV	4		311	2	0.0	(g)
BE Semiconductor Industries NV	—	(h)	104	(9)	0.0	(g)
ING Groep NV	5		154	2	0.0	(g)
Koninklijke Ahold Delhaize NV	24		986	(22)	0.0	(g)
Koninklijke KPN NV	106		530	(5)	0.0	(g)
Koninklijke Philips NV	14		363	11	0.0	(g)
NN Group NV	12		1,043	42	0.0	(g)
QIAGEN NV	1		25	2	0.0	(g)
Wolters Kluwer NV	4		293	(19)	0.0	(g)

Portugal
EDP SA	91		461	16	0.0	(g)

Spain
ACS Actividades de Construccion y Servicios SA	7		521	17	0.0	(g)
Banco Bilbao Vizcaya Argentaria SA	5		129	8	0.0	(g)
Banco Santander SA	25		331	18	0.0	(g)
Bankinter SA	—	(h)	4	— (h)	0.0	(g)
CaixaBank SA	43		596	14	0.0	(g)

SEE NOTES TO FINANCIAL STATEMENTS.

JUNE 30, 2026	SIX CIRCLES TRUST	389

Six Circles Multi-Strategy Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JUNE 30, 2026 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

REFERENCE ENTITY	SHARES	NOTIONAL VALUE (2)	UNREALIZED APPRECIATION (DEPRECIATION) ($) (3)	PERCENTAGE OF NET ASSETS (%)

Long Positions — continued
Common Stocks — continued

Spain — continued
Enagas SA	8	164	(7)	0.0	(g)
Grifols SA	1	13	— (h)	0.0	(g)
Industria de Diseno Textil SA	5	345	(9)	0.0	(g)
Naturgy Energy Group SA	20	662	(36)	0.0	(g)
Telefonica SA	45	199	(17)	0.0	(g)
Unicaja Banco SA	19	69	— (h)	0.0	(g)

Total Long Positions of Total Return Swaps		21,282	96	0.0	(g)

Total of Long and Short Positions of Total Return Swaps		(1,047)	246	0.0	(g)

COUNTERPARTY	DESCRIPTION	TERMINATION DATE	NOTIONAL VALUE (2)	NET UNREALIZED APPRECIATION/ (DEPRECIATION) ($) (3)	NET CASH AND OTHER RECEIVABLES/ PAYABLES ($)	VALUE ($)
BNP Paribas	The Fund receives a return on portfolio of long and short equity positions and pays or receives one day SONIA on long positions and short positions respectively, plus or minus spread (rates range from -0.25% to 0.25%) which is denominated in GBP based on the local currencies of the positions within the swap	09/03/2027	(974)	(210)	47	(163)

REFERENCE ENTITY	SHARES	NOTIONAL VALUE (2)	UNREALIZED APPRECIATION (DEPRECIATION) ($) (3)	PERCENTAGE OF NET ASSETS (%)
Short Positions
Common Stocks
Australia
Greatland Resources Ltd.	(12)	(115)	20	0.0	(g)

Bermuda
Hiscox Ltd.	(14)	(332)	(9)	0.0	(g)

Hong Kong
Prudential plc	(5)	(70)	— (h)	0.0	(g)

Ireland
DCC plc	(3)	(278)	(4)	0.0	(g)
Experian plc	(7)	(223)	2	0.0	(g)

Mexico
Fresnillo plc	(6)	(243)	35	0.0	(g)

Peru
Hochschild Mining plc	(3)	(21)	5	0.0	(g)

South Africa
Pan African Resources plc	(18)	(27)	5	0.0	(g)

SEE NOTES TO FINANCIAL STATEMENTS.

390	SIX CIRCLES TRUST	JUNE 30, 2026

REFERENCE ENTITY	SHARES	NOTIONAL VALUE (2)	UNREALIZED APPRECIATION (DEPRECIATION) ($) (3)	PERCENTAGE OF NET ASSETS (%)
Short Positions — continued
Common Stocks — continued
Switzerland
Coca-Cola HBC AG	(4)	(226)	(16)	0.0	(g)
Glencore plc	(11)	(82)	9	0.0	(g)

United Kingdom
3i Group plc	(5)	(144)	(13)	0.0	(g)
Admiral Group plc	(5)	(224)	(6)	0.0	(g)
Anglo American plc	(15)	(787)	75	0.0	(g)
Associated British Foods plc	(14)	(363)	(11)	0.0	(g)
Autotrader Group plc	(20)	(125)	(8)	0.0	(g)
Berkeley Group Holdings plc	(2)	(101)	(1)	0.0	(g)
British American Tobacco plc	(1)	(72)	(2)	0.0	(g)
BT Group plc	(4)	(10)	1	0.0	(g)
Bunzl plc	(11)	(386)	(12)	0.0	(g)
Centrica plc	(63)	(152)	9	0.0	(g)
Convatec Group plc	(28)	(75)	(4)	0.0	(g)
Croda International plc	(4)	(143)	— (h)	0.0	(g)
Diageo plc	(62)	(1,245)	(17)	0.0	(g)
Drax Group plc	(3)	(34)	— (h)	0.0	(g)
easyJet plc	(51)	(337)	(39)	0.0	(g)
Games Workshop Group plc	(1)	(161)	(13)	0.0	(g)
GSK plc	(8)	(218)	(3)	0.0	(g)
Haleon plc	(15)	(68)	— (h)	0.0	(g)
Halma plc	(2)	(123)	3	0.0	(g)
Harbour Energy plc	(4)	(13)	2	0.0	(g)
Howden Joinery Group plc	(26)	(280)	(12)	0.0	(g)
International Consolidated Airlines Group SA	(82)	(489)	(29)	0.0	(g)
JD Sports Fashion plc	(166)	(189)	3	0.0	(g)
Land Securities Group plc	(14)	(126)	2	0.0	(g)
LondonMetric Property plc	(56)	(138)	(2)	0.0	(g)
Marks & Spencer Group plc	(30)	(151)	1	0.0	(g)
Melrose Industries plc	(9)	(54)	— (h)	0.0	(g)
National Grid plc	(55)	(882)	(28)	0.0	(g)
Persimmon plc	(6)	(90)	— (h)	0.0	(g)
Primary Health Properties plc	(51)	(62)	(2)	0.0	(g)
RELX plc	(7)	(216)	8	0.0	(g)
Rentokil Initial plc	(27)	(163)	8	0.0	(g)
Rightmove plc	(3)	(20)	— (h)	0.0	(g)
Rio Tinto plc	(4)	(403)	41	0.0	(g)
Rolls-Royce Holdings plc	(32)	(588)	(35)	0.0	(g)
Segro plc	(44)	(433)	(75)	0.0	(g)
Severn Trent plc	(1)	(25)	(1)	0.0	(g)
Spirax Group plc	— (h)	(37)	— (h)	0.0	(g)
SSE plc	(10)	(312)	(8)	0.0	(g)
Tritax Big Box REIT plc	(33)	(66)	(4)	0.0	(g)
UNITE Group plc (The)	(4)	(28)	1	0.0	(g)
United Utilities Group plc	(4)	(65)	(1)	0.0	(g)
Whitbread plc	— (h)	(12)	— (h)	0.0	(g)
Wise Group plc	(10)	(108)	(10)	0.0	(g)

United States
Sunbelt Rentals Holdings, Inc.	(1)	(69)	9	0.0	(g)

Total Short Positions of Total Return Swaps		(11,404)	(126)	0.0	(g)

SEE NOTES TO FINANCIAL STATEMENTS.

JUNE 30, 2026	SIX CIRCLES TRUST	391

Six Circles Multi-Strategy Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JUNE 30, 2026 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

REFERENCE ENTITY	SHARES		NOTIONAL VALUE (2)	UNREALIZED APPRECIATION (DEPRECIATION) ($) (3)	PERCENTAGE OF NET ASSETS (%)
Long Positions
Common Stocks
Chile
Antofagasta plc	2		113	(11)	0.0	(g)

United Kingdom
Airtel Africa plc	6		30	(3)	0.0	(g)
Aviva plc	13		110	3	0.0	(g)
Babcock International Group plc	2		22	(2)	0.0	(g)
Balfour Beatty plc	15		169	5	0.0	(g)
Barclays plc	125		794	44	0.0	(g)
Bellway plc	1		20	2	0.0	(g)
BP plc	119		816	(79)	0.0	(g)
Burberry Group plc	1		11	(1)	0.0	(g)
Diploma plc	4		330	7	0.0	(g)
Endeavour Mining plc	—	(h)	11	— (h)	0.0	(g)
Entain plc	6		47	(2)	0.0	(g)
Hikma Pharmaceuticals plc	1		15	— (h)	0.0	(g)
HSBC Holdings plc	2		42	1	0.0	(g)
IG Group Holdings plc	5		118	(6)	0.0	(g)
IMI plc	6		223	— (h)	0.0	(g)
Imperial Brands plc	2		74	— (h)	0.0	(g)
Informa plc	11		123	8	0.0	(g)
J Sainsbury plc	115		474	12	0.0	(g)
Johnson Matthey plc	8		231	(22)	0.0	(g)
Kingfisher plc	50		188	(1)	0.0	(g)
Legal & General Group plc	108		405	4	0.0	(g)
Lloyds Banking Group plc	419		571	47	0.0	(g)
London Stock Exchange Group plc	2		271	(7)	0.0	(g)
M&G plc	51		221	8	0.0	(g)
NatWest Group plc	40		326	28	0.0	(g)
Next plc	1		175	4	0.0	(g)
Pearson plc	3		38	2	0.0	(g)
Reckitt Benckiser Group plc	5		314	20	0.0	(g)
Sage Group plc (The)	36		396	(5)	0.0	(g)
Shell plc	46		1,894	(91)	0.0	(g)
Smiths Group plc	3		105	— (h)	0.0	(g)
St James’s Place plc	12		186	7	0.0	(g)
Standard Chartered plc	15		380	14	0.0	(g)
Standard Life plc	12		122	6	0.0	(g)
Taylor Wimpey plc	115		117	6	0.0	(g)
Tesco plc	42		258	(3)	0.0	(g)
Vodafone Group plc	463		690	(79)	0.0	(g)

Total Long Positions of Total Return Swaps			10,430	(84)	0.0	(g)

Total of Long and Short Positions of Total Return Swaps			(974)	(210)	0.0	(g)

SEE NOTES TO FINANCIAL STATEMENTS.

392	SIX CIRCLES TRUST	JUNE 30, 2026

COUNTERPARTY	DESCRIPTION	TERMINATION DATE	NOTIONAL VALUE (2)	NET UNREALIZED APPRECIATION/ (DEPRECIATION) ($) (3)	NET CASH AND OTHER RECEIVABLES/ PAYABLES ($)	VALUE ($)
BNP Paribas	The Fund receives a return on portfolio of long and short equity positions and pays or receives one day HONIA on long positions and short positions respectively, plus or minus spread (rates range from -0.3% to 0.3%) which is denominated in HKD based on the local currencies of the positions within the swap	09/10/2027	(266)	8	(3)	5

REFERENCE ENTITY	SHARES	NOTIONAL VALUE (2)	UNREALIZED APPRECIATION (DEPRECIATION) ($) (3)	PERCENTAGE OF NET ASSETS (%)
Short Positions
Common Stocks
Hong Kong
BOC Hong Kong Holdings Ltd.	(49)	(280)	15	0.0	(g)
CK Infrastructure Holdings Ltd.	(9)	(64)	(1)	0.0	(g)
CLP Holdings Ltd.	(4)	(37)	— (h)	0.0	(g)
Henderson Land Development Co. Ltd.	(18)	(62)	6	0.0	(g)
HKT Trust & HKT Ltd.	(39)	(60)	2	0.0	(g)
Hong Kong & China Gas Co. Ltd.	(126)	(108)	3	0.0	(g)
MTR Corp. Ltd.	(14)	(55)	2	0.0	(g)
Power Assets Holdings Ltd.	(2)	(11)	— (h)	0.0	(g)
Sino Land Co. Ltd.	(34)	(49)	4	0.0	(g)
Sun Hung Kai Properties Ltd.	(13)	(198)	12	0.0	(g)
Swire Pacific Ltd.	(19)	(202)	4	0.0	(g)

Total Short Positions of Total Return Swaps		(1,126)	47	0.0	(g)

Long Positions
Common Stocks
Hong Kong
AIA Group Ltd.	4	39	(3)	0.0	(g)
CK Hutchison Holdings Ltd.	5	40	(2)	0.0	(g)
Galaxy Entertainment Group Ltd.	51	197	(6)	0.0	(g)
Link REIT	52	244	(3)	0.0	(g)
SITC International Holdings Co. Ltd.	6	27	(2)	0.0	(g)
WH Group Ltd.	163	184	(12)	0.0	(g)

Macau
Sands China Ltd.	71	129	(11)	0.0	(g)

Total Long Positions of Total Return Swaps		860	(39)	0.0	(g)

Total of Long and Short Positions of Total Return Swaps		(266)	8	0.0	(g)

SEE NOTES TO FINANCIAL STATEMENTS.

JUNE 30, 2026	SIX CIRCLES TRUST	393

Six Circles Multi-Strategy Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JUNE 30, 2026 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

COUNTERPARTY	DESCRIPTION	TERMINATION DATE	NOTIONAL VALUE (2)	NET UNREALIZED APPRECIATION/ (DEPRECIATION) ($) (3)	NET CASH AND OTHER RECEIVABLES/ PAYABLES ($)	VALUE ($)
BNP Paribas	The Fund receives a return on portfolio of long and short equity positions and pays or receives one day SHIR on long positions and short positions respectively, plus or minus spread (rates range from -0.75% to 0.7%) which is denominated in ILS based on the local currencies of the positions within the swap	09/03/2027	(289)	20	—	20

REFERENCE ENTITY	SHARES		NOTIONAL VALUE (2)	UNREALIZED APPRECIATION (DEPRECIATION) ($) (3)		PERCENTAGE OF NET ASSETS (%)
Short Positions
Common Stocks
Israel
Azrieli Group Ltd.	—	(h)	(48)	2		0.0	(g)
Bank Hapoalim BM	—	(h)	(11)	—	(h)	0.0	(g)
Clal Insurance Enterprises Holdings Ltd.	—	(h)	(12)	1		0.0	(g)
Next Vision Stabilized Systems Ltd.	(1)		(81)	15		0.0	(g)
Phoenix Financial Ltd.	(3)		(148)	—	(h)	0.0	(g)
Tower Semiconductor Ltd.	—	(h)	(21)	1		0.0	(g)

Total Short Positions of Total Return Swaps			(321)	19		0.0	(g)

Long Positions
Common Stocks
Israel
Israel Discount Bank Ltd.	3		32	1		0.0	(g)

Total Long Positions of Total Return Swaps			32	1		0.0	(g)

Total of Long and Short Positions of Total Return Swaps			(289)	20		0.0	(g)

COUNTERPARTY	DESCRIPTION	TERMINATION DATE	NOTIONAL VALUE (2)	NET UNREALIZED APPRECIATION/ (DEPRECIATION) ($) (3)	NET CASH AND OTHER RECEIVABLES/ PAYABLES ($)	VALUE ($)
BNP Paribas	The Fund receives a return on portfolio of long and short equity positions and pays or receives one day MUTSC on long positions and short positions respectively, plus or minus spread (rates range from -1.65% to 0.25%) which is denominated in JPY based on the local currencies of the positions within the swap	09/10/2027	385	(707)	19	(688)

SEE NOTES TO FINANCIAL STATEMENTS.

394	SIX CIRCLES TRUST	JUNE 30, 2026

REFERENCE ENTITY	SHARES	NOTIONAL VALUE (2)	UNREALIZED APPRECIATION (DEPRECIATION) ($) (3)	PERCENTAGE OF NET ASSETS (%)
Short Positions
Common Stocks
Japan
Ajinomoto Co., Inc.	(8)	(255)	(41)	0.0	(g)
Asahi Intecc Co. Ltd.	(1)	(31)	(2)	0.0	(g)
Asics Corp.	(25)	(677)	18	0.0	(g)
Bandai Namco Holdings, Inc.	(12)	(270)	(14)	0.0	(g)
Capcom Co. Ltd.	(17)	(294)	(23)	0.0	(g)
Central Japan Railway Co.	(39)	(801)	(29)	0.0	(g)
Chiba Bank Ltd./The	(6)	(87)	2	0.0	(g)
Chubu Electric Power Co., Inc.	(41)	(725)	(47)	0.0	(g)
Dexerials Corp.	(5)	(139)	1	0.0	(g)
East Japan Railway Co.	— (h)	(8)	— (h)	0.0	(g)
Ebara Corp.	(6)	(244)	(2)	0.0	(g)
Electric Power Development Co. Ltd.	(3)	(64)	5	0.0	(g)
Food & Life Cos. Ltd.	(5)	(148)	4	0.0	(g)
GS Yuasa Corp.	(8)	(303)	(7)	0.0	(g)
Hankyu Hanshin Holdings, Inc.	(38)	(1,056)	60	0.0	(g)
Harmonic Drive Systems, Inc.	— (h)	(17)	(2)	0.0	(g)
Hikari Tsushin, Inc.	(2)	(420)	5	0.0	(g)
Hokuhoku Financial Group, Inc.	(1)	(40)	(1)	0.0	(g)
IHI Corp.	(6)	(102)	7	0.0	(g)
Inpex Corp.	(6)	(133)	9	0.0	(g)
Isetan Mitsukoshi Holdings Ltd.	(5)	(102)	(12)	0.0	(g)
Iyogin Holdings, Inc.	(3)	(62)	— (h)	0.0	(g)
J Front Retailing Co. Ltd.	(11)	(163)	(79)	0.0	(g)
Japan Exchange Group, Inc.	(26)	(352)	25	0.0	(g)
Japan Petroleum Exploration Co. Ltd.	(14)	(143)	5	0.0	(g)
Japan Post Bank Co. Ltd.	(18)	(360)	15	0.0	(g)
Japan Post Insurance Co. Ltd.	(34)	(330)	8	0.0	(g)
Japan Steel Works Ltd./The	(1)	(42)	— (h)	0.0	(g)
JFE Holdings, Inc.	(49)	(492)	26	0.0	(g)
JX Advanced Metals Corp.	(46)	(1,054)	(177)	0.0	(g)
Keyence Corp.	(1)	(279)	(20)	0.0	(g)
Kikkoman Corp.	(33)	(318)	(20)	0.0	(g)
Kinden Corp.	— (h)	(18)	(2)	0.0	(g)
Kioxia Holdings Corp.	(1)	(496)	— (h)	0.0	(g)
Kirin Holdings Co. Ltd.	(1)	(15)	(1)	0.0	(g)
Komatsu Ltd.	(7)	(285)	22	0.0	(g)
Konami Group Corp.	(1)	(70)	5	0.0	(g)
Kurita Water Industries Ltd.	(6)	(332)	(17)	0.0	(g)
Kyocera Corp.	(2)	(47)	3	0.0	(g)
Kyowa Kirin Co. Ltd.	(9)	(137)	(11)	0.0	(g)
M3, Inc.	(11)	(103)	(14)	0.0	(g)
Makita Corp.	(8)	(270)	(4)	0.0	(g)
Marubeni Corp.	(2)	(50)	4	0.0	(g)
MatsukiyoCocokara & Co.	(7)	(104)	(3)	0.0	(g)
Mebuki Financial Group, Inc.	(5)	(45)	— (h)	0.0	(g)
Meiko Electronics Co. Ltd.	— (h)	(56)	(1)	0.0	(g)
Mercari, Inc.	(10)	(231)	(23)	0.0	(g)
Micronics Japan Co. Ltd.	— (h)	(39)	(2)	0.0	(g)
MINEBEA MITSUMI, Inc.	— (h)	(6)	— (h)	0.0	(g)
MISUMI Group, Inc.	(16)	(380)	(18)	0.0	(g)
Mitsubishi Chemical Group Corp.	(48)	(332)	— (h)	0.0	(g)
Mitsui E&S Co. Ltd.	(2)	(52)	4	0.0	(g)

SEE NOTES TO FINANCIAL STATEMENTS.

JUNE 30, 2026	SIX CIRCLES TRUST	395

Six Circles Multi-Strategy Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JUNE 30, 2026 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

REFERENCE ENTITY	SHARES	NOTIONAL VALUE (2)	UNREALIZED APPRECIATION (DEPRECIATION) ($) (3)	PERCENTAGE OF NET ASSETS (%)
Short Positions — continued
Common Stocks — continued
Japan — continued
Mitsui Kinzoku Co. Ltd.	(2)	(440)	21	0.0	(g)
MonotaRO Co. Ltd.	(2)	(19)	— (h)	0.0	(g)
MS&AD Insurance Group Holdings, Inc.	(4)	(106)	9	0.0	(g)
Nexon Co. Ltd.	(12)	(166)	4	0.0	(g)
NIDEC Corp.,	(4)	(67)	2	0.0	(g)
Nippon Building Fund, Inc.	(1)	(462)	(7)	0.0	(g)
NIPPON EXPRESS HOLDINGS, Inc.	(15)	(478)	1	0.0	(g)
Nippon Paint Holdings Co. Ltd.	(6)	(41)	1	0.0	(g)
Nippon Sanso Holdings Corp.	(4)	(135)	(9)	0.0	(g)
Nissan Motor Co. Ltd.	(42)	(93)	15	0.0	(g)
Niterra Co. Ltd.	(4)	(277)	(13)	0.0	(g)
Nitori Holdings Co. Ltd.	(12)	(186)	14	0.0	(g)
NTT, Inc.	(1,287)	(1,161)	13	0.0	(g)
Oji Holdings Corp.	(20)	(100)	— (h)	0.0	(g)
Olympus Corp.	(30)	(306)	(2)	0.0	(g)
Omron Corp.	(4)	(143)	— (h)	0.0	(g)
Organo Corp.	(6)	(570)	(2)	0.0	(g)
Oriental Land Co. Ltd./Japan	(7)	(99)	(10)	0.0	(g)
ORIX Corp.	(4)	(137)	1	0.0	(g)
Panasonic Holdings Corp.	(13)	(323)	(40)	0.0	(g)
Rakuten Bank Ltd.	(1)	(31)	— (h)	0.0	(g)
Renesas Electronics Corp.	(13)	(367)	(26)	0.0	(g)
Resona Holdings, Inc.	(2)	(33)	1	0.0	(g)
Rorze Corp.	— (h)	(11)	(1)	0.0	(g)
Ryohin Keikaku Co. Ltd.	(22)	(491)	12	0.0	(g)
Seibu Holdings, Inc.	(10)	(190)	(9)	0.0	(g)
Sekisui Chemical Co. Ltd.	(29)	(428)	(28)	0.0	(g)
SG Holdings Co. Ltd.	(32)	(291)	(13)	0.0	(g)
Shimadzu Corp.	(20)	(453)	(43)	0.0	(g)
Shimano, Inc.	(3)	(262)	(15)	0.0	(g)
Shionogi & Co. Ltd.	(19)	(326)	— (h)	0.0	(g)
SKY Perfect JSAT Corp.	(4)	(81)	14	0.0	(g)
SMC Corp.	— (h)	(45)	1	0.0	(g)
SoftBank Group Corp.	(22)	(796)	— (h)	0.0	(g)
Sojitz Corp.	(4)	(141)	4	0.0	(g)
Sompo Holdings, Inc.	(18)	(695)	1	0.0	(g)
Sumitomo Forestry Co. Ltd.	(1)	(9)	— (h)	0.0	(g)
Suntory Beverage & Food Ltd.	(29)	(775)	(38)	0.0	(g)
Toho Co. Ltd./Tokyo	(26)	(209)	(2)	0.0	(g)
Tokio Marine Holdings, Inc.	(5)	(216)	3	0.0	(g)
Tokyu Corp.	(41)	(431)	5	0.0	(g)
TOPPAN Holdings, Inc.	(3)	(73)	(12)	0.0	(g)
Toray Industries, Inc.	(2)	(13)	1	0.0	(g)
TOTO Ltd.	(8)	(393)	(20)	0.0	(g)
Toyo Suisan Kaisha Ltd.	(3)	(205)	(12)	0.0	(g)
Toyota Motor Corp.	(51)	(901)	55	0.0	(g)
Toyota Tsusho Corp.	(19)	(752)	61	0.0	(g)
West Japan Railway Co.	(14)	(220)	(13)	0.0	(g)
Yokogawa Electric Corp.	(8)	(238)	(22)	0.0	(g)
Yokohama Financial Group, Inc.	(7)	(73)	1	0.0	(g)
Yokohama Rubber Co. Ltd./The	(4)	(205)	14	0.0	(g)

SEE NOTES TO FINANCIAL STATEMENTS.

396	SIX CIRCLES TRUST	JUNE 30, 2026

REFERENCE ENTITY	SHARES		NOTIONAL VALUE (2)	UNREALIZED APPRECIATION (DEPRECIATION) ($) (3)	PERCENTAGE OF NET ASSETS (%)
Short Positions — continued
Common Stocks — continued
Japan — continued
Zensho Holdings Co. Ltd.	(7)		(342)	4	0.0	(g)
ZOZO, Inc.	(34)		(229)	(12)	0.0	(g)

Total Short Positions of Total Return Swaps			(27,813)	(435)	0.0	(g)

Long Positions
Common Stocks
Japan
Aisin Corp.	10		147	(12)	0.0	(g)
Amada Co. Ltd.	32		608	(27)	0.0	(g)
Anritsu Corp.	—	(h)	10	1	0.0	(g)
Asahi Kasei Corp.	9		93	1	0.0	(g)
Astellas Pharma, Inc.	6		78	1	0.0	(g)
BayCurrent, Inc.	5		165	17	0.0	(g)
Bridgestone Corp.	11		244	(5)	0.0	(g)
Canon, Inc.	18		450	(1)	0.0	(g)
CyberAgent, Inc.	30		237	12	0.0	(g)
Dai Nippon Printing Co. Ltd.	13		207	22	0.0	(g)
Daiichi Life Group, Inc.	46		499	1	0.0	(g)
Daiichi Sankyo Co. Ltd.	1		9	— (h)	0.0	(g)
Daiwa House Industry Co. Ltd.	14		375	2	0.0	(g)
Daiwa Securities Group, Inc.	60		586	— (h)	0.0	(g)
Denso Corp.	74		869	(14)	0.0	(g)
Dentsu Group, Inc.	2		40	— (h)	0.0	(g)
DMG Mori Co. Ltd.	18		395	(21)	0.0	(g)
Dowa Holdings Co. Ltd.	1		72	(8)	0.0	(g)
Eisai Co. Ltd.	3		61	4	0.0	(g)
ENEOS Holdings, Inc.	90		687	(27)	0.0	(g)
FANUC Corp.	1		50	— (h)	0.0	(g)
Fuji Electric Co. Ltd.	1		62	(4)	0.0	(g)
Fujitsu Ltd.	37		746	(3)	0.0	(g)
Fukuoka Financial Group, Inc.	5		222	(4)	0.0	(g)
Hamamatsu Photonics KK	3		41	1	0.0	(g)
Hitachi Construction Machinery Co. Ltd.	—	(h)	14	(1)	0.0	(g)
Hitachi Ltd.	3		77	— (h)	0.0	(g)
Horiba Ltd.	1		182	3	0.0	(g)
Hulic Co. Ltd.	2		20	— (h)	0.0	(g)
INFRONEER Holdings, Inc.	11		180	(3)	0.0	(g)
Isuzu Motors Ltd.	2		34	(2)	0.0	(g)
ITOCHU Corp.	93		1,080	(18)	0.0	(g)
Japan Airlines Co. Ltd.	2		35	— (h)	0.0	(g)
Japan Post Holdings Co. Ltd.	12		170	(9)	0.0	(g)
Japan Tobacco, Inc.	4		163	— (h)	0.0	(g)
Kajima Corp.	11		403	(17)	0.0	(g)
Kandenko Co. Ltd.	2		90	5	0.0	(g)
Kansai Electric Power Co., Inc. (The)	9		134	(5)	0.0	(g)
Kao Corp.	53		979	63	0.0	(g)
Kawasaki Kisen Kaisha Ltd.	18		289	(17)	0.0	(g)
KDDI Corp.	3		52	1	0.0	(g)
Kobe Bussan Co. Ltd.	1		16	— (h)	0.0	(g)
Kobe Steel Ltd.	13		160	(10)	0.0	(g)
Kubota Corp.	57		993	(55)	0.0	(g)
LY Corp.	144		363	20	0.0	(g)

SEE NOTES TO FINANCIAL STATEMENTS.

JUNE 30, 2026	SIX CIRCLES TRUST	397

Six Circles Multi-Strategy Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JUNE 30, 2026 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

REFERENCE ENTITY	SHARES		NOTIONAL VALUE (2)	UNREALIZED APPRECIATION (DEPRECIATION) ($) (3)	PERCENTAGE OF NET ASSETS (%)

Long Positions — continued
Common Stocks — continued
Japan — continued
MEIJI Holdings Co. Ltd.	2		36	1	0.0	(g)
Mitsubishi Corp.	7		202	(4)	0.0	(g)
Mitsubishi Electric Corp.	17		624	1	0.0	(g)
Mitsubishi Gas Chemical Co., Inc.	4		118	1	0.0	(g)
Mitsubishi HC Capital, Inc.	2		15	— (h)	0.0	(g)
Mitsubishi Heavy Industries Ltd.	4		97	— (h)	0.0	(g)
Mitsubishi UFJ Financial Group, Inc.	58		1,156	(12)	0.0	(g)
Mitsui & Co. Ltd.	5		145	(7)	0.0	(g)
Mitsui Chemicals, Inc.	18		247	(6)	0.0	(g)
Mitsui Fudosan Co. Ltd.	104		1,000	(43)	0.0	(g)
Mitsui OSK Lines Ltd.	4		125	— (h)	0.0	(g)
Modec, Inc.	—	(h)	18	(1)	0.0	(g)
NEC Corp.	7		154	3	0.0	(g)
NGK Corp.	5		196	26	0.0	(g)
NH Foods Ltd.	10		359	(8)	0.0	(g)
Nintendo Co. Ltd.	9		389	(16)	0.0	(g)
Nippon Electric Glass Co. Ltd.	1		23	1	0.0	(g)
Nippon Yusen KK	4		135	(7)	0.0	(g)
Nissan Chemical Corp.	9		446	39	0.0	(g)
Nitto Denko Corp.	33		633	13	0.0	(g)
Nomura Holdings, Inc.	19		167	— (h)	0.0	(g)
Nomura Research Institute Ltd.	4		107	1	0.0	(g)
NSK Ltd.	31		231	(13)	0.0	(g)
Obayashi Corp.	22		446	(9)	0.0	(g)
Ono Pharmaceutical Co. Ltd.	24		340	19	0.0	(g)
Otsuka Corp.	7		124	(1)	0.0	(g)
Otsuka Holdings Co. Ltd.	—	(h)	19	1	0.0	(g)
Pan Pacific International Holdings Corp.	20		105	(2)	0.0	(g)
Penta-Ocean Construction Co. Ltd.	9		101	(7)	0.0	(g)
Rakuten Group, Inc.	102		465	9	0.0	(g)
Ricoh Co. Ltd.	28		255	(10)	0.0	(g)
Rohm Co. Ltd.	6		207	2	0.0	(g)
SBI Holdings, Inc.	8		149	(16)	0.0	(g)
Secom Co. Ltd.	2		87	1	0.0	(g)
Sekisui House Ltd.	8		167	5	0.0	(g)
Seven & i Holdings Co. Ltd.	11		130	4	0.0	(g)
Shimizu Corp.	14		239	(15)	0.0	(g)
Shizuoka Financial Group, Inc.	42		810	(25)	0.0	(g)
SoftBank Corp.	138		178	(2)	0.0	(g)
Sony Group Corp.	48		978	(12)	0.0	(g)
Square Enix Holdings Co. Ltd.	—	(h)	6	— (h)	0.0	(g)
SUMCO Corp.	7		172	(11)	0.0	(g)
Sumitomo Chemical Co. Ltd.	112		398	(43)	0.0	(g)
Sumitomo Electric Industries Ltd.	4		75	(3)	0.0	(g)
Sumitomo Heavy Industries Ltd.	1		44	(3)	0.0	(g)
Sumitomo Metal Mining Co. Ltd.	—	(h)	6	(1)	0.0	(g)
Sumitomo Mitsui Financial Group, Inc.	16		649	(17)	0.0	(g)
Sumitomo Mitsui Trust Group, Inc.	13		466	— (h)	0.0	(g)
Sumitomo Rubber Industries Ltd.	2		27	(2)	0.0	(g)
Suzuki Motor Corp.	35		410	5	0.0	(g)
Sysmex Corp.	17		150	5	0.0	(g)
T&D Holdings, Inc.	2		71	— (h)	0.0	(g)

SEE NOTES TO FINANCIAL STATEMENTS.

398	SIX CIRCLES TRUST	JUNE 30, 2026

REFERENCE ENTITY	SHARES		NOTIONAL VALUE (2)	UNREALIZED APPRECIATION (DEPRECIATION) ($) (3)	PERCENTAGE OF NET ASSETS (%)

Long Positions — continued
Common Stocks — continued
Japan — continued
Taisei Corp.	—	(h)	28	(2)	0.0	(g)
Takeda Pharmaceutical Co. Ltd.	7		207	3	0.0	(g)
TDK Corp.	1		19	(2)	0.0	(g)
THK Co. Ltd.	2		105	(2)	0.0	(g)
Tokyo Electron Ltd.	1		224	14	0.0	(g)
Tokyo Seimitsu Co. Ltd.	1		61	1	0.0	(g)
Tokyo Tatemono Co. Ltd.	1		28	— (h)	0.0	(g)
Tokyu Fudosan Holdings Corp.	40		333	(12)	0.0	(g)
Tosoh Corp.	16		299	(11)	0.0	(g)
Toyo Tire Corp.	3		80	(4)	0.0	(g)
Trend Micro, Inc./Japan	14		505	10	0.0	(g)
Yaskawa Electric Corp.	1		25	1	0.0	(g)

Total Long Positions of Total Return Swaps			28,198	(272)	0.0	(g)

Total of Long and Short Positions of Total Return Swaps			385	(707)	0.0	(g)

COUNTERPARTY	DESCRIPTION	TERMINATION DATE	NOTIONAL VALUE (2)	NET UNREALIZED APPRECIATION/ (DEPRECIATION) ($) (3)	NET CASH AND OTHER RECEIVABLES/ PAYABLES ($)	VALUE ($)
BNP Paribas	The Fund receives a return on portfolio of long and short equity positions and pays or receives one day NOWA on long positions and short positions respectively, plus or minus spread (rates range from -0.25% to 0.25%) which is denominated in NOK based on the local currencies of the positions within the swap	09/03/2027	(151)	(62)	6	(56)

REFERENCE ENTITY	SHARES	NOTIONAL VALUE (2)	UNREALIZED APPRECIATION (DEPRECIATION) ($) (3)	PERCENTAGE OF NET ASSETS (%)
Short Positions
Common Stocks
Norway
DNB Bank ASA	(10)	(304)	(7)	0.0	(g)
Gjensidige Forsikring ASA	(1)	(36)	— (h)	0.0	(g)
Kongsberg Gruppen ASA	(1)	(26)	(1)	0.0	(g)
Norsk Hydro ASA	(25)	(260)	34	0.0	(g)
Orkla ASA	(60)	(603)	(26)	0.0	(g)
Yara International ASA	(3)	(138)	9	0.0	(g)

Total Short Positions of Total Return Swaps		(1,367)	9	0.0	(g)

Long Positions
Common Stocks
Norway
Aker BP ASA	26	841	(47)	0.0	(g)
Equinor ASA	1	27	— (h)	0.0	(g)
Mowi ASA	7	146	(10)	0.0	(g)
Salmar ASA	1	29	(4)	0.0	(g)

SEE NOTES TO FINANCIAL STATEMENTS.

JUNE 30, 2026	SIX CIRCLES TRUST	399

Six Circles Multi-Strategy Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JUNE 30, 2026 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

REFERENCE ENTITY	SHARES	NOTIONAL VALUE (2)	UNREALIZED APPRECIATION (DEPRECIATION) ($) (3)	PERCENTAGE OF NET ASSETS (%)

Long Positions — continued
Common Stocks — continued
Norway — continued
Telenor ASA	7	106	(6)	0.0	(g)
Var Energi ASA	15	67	(4)	0.0	(g)

Total Long Positions of Total Return Swaps		1,216	(71)	0.0	(g)

Total of Long and Short Positions of Total Return Swaps		(151)	(62)	0.0	(g)

COUNTERPARTY	DESCRIPTION	TERMINATION DATE	NOTIONAL VALUE (2)	NET UNREALIZED APPRECIATION/ (DEPRECIATION) ($) (3)		NET CASH AND OTHER RECEIVABLES/ PAYABLES ($)		VALUE ($)
BNP Paribas	The Fund receives a return on portfolio of long and short equity positions and pays or receives one day RBNZ on long positions and short positions respectively, plus or minus spread (rates range from -0.25% to -0.25%) which is denominated in NZD based on the local currencies of the positions within the swap	09/10/2027	(1)	—	(h)	—	(h)	—	(h)

REFERENCE ENTITY	SHARES		NOTIONAL VALUE (2)	UNREALIZED APPRECIATION (DEPRECIATION) ($) (3)		PERCENTAGE OF NET ASSETS (%)
Short Positions
Common Stocks
New Zealand
Infratil Ltd.	—	(h)	(1)	—	(h)	0.0	%(g)

Total Short Positions of Total Return Swaps			(1)	—	(h)	0.0	%(g)

Total of Long and Short Positions of Total Return Swaps			(1)	—	(h)	0.0	%(g)

COUNTERPARTY	DESCRIPTION	TERMINATION DATE	NOTIONAL VALUE (2)	NET UNREALIZED APPRECIATION/ (DEPRECIATION) ($) (3)	NET CASH AND OTHER RECEIVABLES/ PAYABLES ($)		VALUE ($)
BNP Paribas	The Fund receives a return on portfolio of long and short equity positions and pays or receives one day RBNZ on long positions and short positions respectively, plus or minus spread (rates range from 0.25% to 0.25%) which is denominated in NZD based on the local currencies of the positions within the swap	03/20/2028	25	1	—	(h)	1

SEE NOTES TO FINANCIAL STATEMENTS.

400	SIX CIRCLES TRUST	JUNE 30, 2026

REFERENCE ENTITY	SHARES	NOTIONAL VALUE (2)	UNREALIZED APPRECIATION (DEPRECIATION) ($) (3)	PERCENTAGE OF NET ASSETS (%)
Long Positions
Common Stocks
New Zealand
Fisher & Paykel Healthcare Corp. Ltd.	1	25	1	0.0	(g)

Total Long Positions of Total Return Swaps		25	1	0.0	(g)

Total of Long and Short Positions of Total Return Swaps		25	1	0.0	(g)

COUNTERPARTY	DESCRIPTION	TERMINATION DATE	NOTIONAL VALUE (2)	NET UNREALIZED APPRECIATION/ (DEPRECIATION) ($) (3)	NET CASH AND OTHER RECEIVABLES/ PAYABLES ($)	VALUE ($)
BNP Paribas	The Fund receives a return on portfolio of long and short equity positions and pays or receives one day STIBOR on long positions and short positions respectively, plus or minus spread (rates range from -0.25% to 0.25%) which is denominated in SEK based on the local currencies of the positions within the swap	09/03/2027	2,451	3	—	3

REFERENCE ENTITY	SHARES	NOTIONAL VALUE (2)	UNREALIZED APPRECIATION (DEPRECIATION) ($) (3)	PERCENTAGE OF NET ASSETS (%)
Short Positions
Common Stocks
Sweden
Alfa Laval AB	(1)	(79)	(5)	0.0	(g)
Epiroc AB	(6)	(139)	4	0.0	(g)
Essity AB	(4)	(110)	(4)	0.0	(g)
Fastighets AB Balder	(6)	(29)	— (h)	0.0	(g)
Investor AB	(19)	(757)	(39)	0.0	(g)
L E Lundbergforetagen AB	(12)	(662)	(18)	0.0	(g)
Nibe Industrier AB	(26)	(97)	1	0.0	(g)
Saab AB	(4)	(199)	— (h)	0.0	(g)
Sagax AB	(2)	(36)	— (h)	0.0	(g)
Svenska Cellulosa AB SCA	(70)	(731)	16	0.0	(g)
Swedbank AB	(6)	(208)	(5)	0.0	(g)
Swedish Orphan Biovitrum AB	— (h)	(12)	(1)	0.0	(g)

Total Short Positions of Total Return Swaps		(3,059)	(51)	0.0	(g)

Long Positions
Common Stocks
Sweden
AddTech AB	3	106	6	0.0	(g)
Assa Abloy AB	8	265	3	0.0	(g)
Atlas Copco AB	17	312	7	0.0	(g)
Boliden AB	4	224	(10)	0.0	(g)
Castellum AB	30	390	6	0.0	(g)
Evolution AB	1	98	(7)	0.0	(g)
H & M Hennes & Mauritz AB	9	161	(1)	0.0	(g)
Industrivarden AB	1	52	2	0.0	(g)

SEE NOTES TO FINANCIAL STATEMENTS.

JUNE 30, 2026	SIX CIRCLES TRUST	401

Six Circles Multi-Strategy Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JUNE 30, 2026 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

REFERENCE ENTITY	SHARES	NOTIONAL VALUE (2)	UNREALIZED APPRECIATION (DEPRECIATION) ($) (3)	PERCENTAGE OF NET ASSETS (%)

Long Positions — continued
Common Stocks — continued
Sweden — continued
Indutrade AB	3	55	2	0.0	(g)
Lifco AB	2	71	1	0.0	(g)
Sandvik AB	22	891	25	0.0	(g)
Securitas AB	22	357	10	0.0	(g)
Skanska AB	23	577	37	0.0	(g)
SKF AB	13	329	5	0.0	(g)
SSAB AB	11	103	(4)	0.0	(g)
Svenska Handelsbanken AB	53	763	9	0.0	(g)
Tele2 AB	18	334	(22)	0.0	(g)
Telia Co. AB	34	173	(8)	0.0	(g)
Trelleborg AB	6	249	(7)	0.0	(g)

Total Long Positions of Total Return Swaps		5,510	54	0.0	(g)

Total of Long and Short Positions of Total Return Swaps		2,451	3	0.0	(g)

COUNTERPARTY	DESCRIPTION	TERMINATION DATE	NOTIONAL VALUE (2)	NET UNREALIZED APPRECIATION/ (DEPRECIATION) ($) (3)	NET CASH AND OTHER RECEIVABLES/ PAYABLES ($)	VALUE ($)
BNP Paribas	The Fund receives a return on portfolio of long and short equity positions and pays or receives one day SORA on long positions and short positions respectively, plus or minus spread (rates range from -1.25% to 0.3%) which is denominated in SGD based on the local currencies of the positions within the swap	09/10/2027	(1,524)	(75)	—	(75)

REFERENCE ENTITY	SHARES	NOTIONAL VALUE (2)	UNREALIZED APPRECIATION (DEPRECIATION) ($) (3)	PERCENTAGE OF NET ASSETS (%)
Short Positions
Common Stocks
China
Yangzijiang Shipbuilding Holdings Ltd.	(11)	(30)	2	0.0	(g)

Singapore
Keppel Ltd.	(4)	(33)	— (h)	0.0	(g)
Oversea-Chinese Banking Corp. Ltd.	(91)	(1,672)	(76)	0.0	(g)
Sembcorp Industries Ltd.	(51)	(244)	(6)	0.0	(g)
Singapore Airlines Ltd.	(26)	(142)	(10)	0.0	(g)
Singapore Exchange Ltd.	(2)	(32)	(1)	0.0	(g)
United Overseas Bank Ltd.	(3)	(91)	(1)	0.0	(g)
Wilmar International Ltd.	(26)	(71)	(1)	0.0	(g)

Total Short Positions of Total Return Swaps		(2,315)	(93)	0.0	(g)

Long Positions
Common Stocks
Singapore
CapitaLand Ascendas REIT	15	29	— (h)	0.0	(g)
CapitaLand Integrated Commercial Trust	28	51	1	0.0	(g)

SEE NOTES TO FINANCIAL STATEMENTS.

402	SIX CIRCLES TRUST	JUNE 30, 2026

REFERENCE ENTITY	SHARES	NOTIONAL VALUE (2)	UNREALIZED APPRECIATION (DEPRECIATION) ($) (3)	PERCENTAGE OF NET ASSETS (%)

Long Positions — continued
Common Stocks — continued
Singapore — continued
CapitaLand Investment Ltd./Singapore	29	58	(2)	0.0	(g)
Seatrium Ltd.	20	30	(1)	0.0	(g)
Singapore Telecommunications Ltd.	189	623	20	0.0	(g)

Total Long Positions of Total Return Swaps		791	18	0.0	(g)

Total of Long and Short Positions of Total Return Swaps		(1,524)	(75)	0.0	(g)

COUNTERPARTY	DESCRIPTION	TERMINATION DATE	NOTIONAL VALUE (2)	NET UNREALIZED APPRECIATION/ (DEPRECIATION) ($) (3)	NET CASH AND OTHER RECEIVABLES/ PAYABLES ($)	VALUE ($)
BNP Paribas	The Fund receives a return on portfolio of long and short equity positions and pays or receives one day OBFR on long positions and short positions respectively, plus or minus spread (rates range from -0.75% to 0.2%) which is denominated in USD based on the local currencies of the positions within the swap	09/13/2027	15,632	(1,185)	72	(1,113)

REFERENCE ENTITY	SHARES	NOTIONAL VALUE (2)	UNREALIZED APPRECIATION (DEPRECIATION) ($) (3)	PERCENTAGE OF NET ASSETS (%)
Short Positions
Common Stocks
Bermuda
Everest Group Ltd.	(2)	(612)	(34)	0.0	(g)
Golar LNG Ltd.	(1)	(54)	1	0.0	(g)
RenaissanceRe Holdings Ltd.	— (h)	(114)	(7)	0.0	(g)

Canada
Uranium Energy Corp.	(1)	(6)	— (h)	0.0	(g)
Waste Connections, Inc.	(5)	(868)	(2)	0.0	(g)

Finland
Amer Sports, Inc.	— (h)	(11)	1	0.0	(g)

Israel
Cellebrite DI Ltd.	(1)	(9)	(1)	0.0	(g)
Teva Pharmaceutical Industries Ltd.	(6)	(203)	(1)	0.0	(g)

Singapore
Grab Holdings Ltd.	(17)	(58)	(5)	0.0	(g)

Switzerland
Amrize Ltd.	(1)	(62)	1	0.0	(g)

Thailand
Fabrinet	— (h)	(76)	9	0.0	(g)

United Kingdom
Aon plc	— (h)	(14)	— (h)	0.0	(g)
CNH Industrial NV	(4)	(45)	(2)	0.0	(g)

SEE NOTES TO FINANCIAL STATEMENTS.

JUNE 30, 2026	SIX CIRCLES TRUST	403

Six Circles Multi-Strategy Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JUNE 30, 2026 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

REFERENCE ENTITY	SHARES	NOTIONAL VALUE (2)	UNREALIZED APPRECIATION (DEPRECIATION) ($) (3)	PERCENTAGE OF NET ASSETS (%)
Short Positions — continued
Common Stocks — continued

United Kingdom — continued
Coca-Cola Europacific Partners plc	(3)	(268)	(2)	0.0	(g)
Marex Group plc	(1)	(54)	1	0.0	(g)
Willis Towers Watson plc	— (h)	(2)	— (h)	0.0	(g)

United States
A O Smith Corp.	(5)	(302)	(14)	0.0	(g)
Advanced Drainage Systems, Inc.	(1)	(187)	(28)	0.0	(g)
AGCO Corp.	(1)	(88)	(6)	0.0	(g)
Air Products and Chemicals, Inc.	(3)	(889)	(42)	0.0	(g)
Allegro MicroSystems, Inc.	(4)	(243)	(64)	0.0	(g)
Alliant Energy Corp.	(10)	(743)	(28)	0.0	(g)
Allison Transmission Holdings, Inc.	(2)	(291)	16	0.0	(g)
Alnylam Pharmaceuticals, Inc.	— (h)	(90)	(4)	0.0	(g)
American Electric Power Co., Inc.	(2)	(254)	(15)	0.0	(g)
American Financial Group, Inc./OH	(4)	(487)	(22)	0.0	(g)
American Homes 4 Rent	(2)	(73)	(3)	0.0	(g)
American Water Works Co., Inc.	(3)	(391)	(15)	0.0	(g)
Annaly Capital Management, Inc.	(1)	(22)	— (h)	0.0	(g)
Antero Midstream Corp.	(18)	(383)	(23)	0.0	(g)
APA Corp.	(4)	(154)	10	0.0	(g)
Apollo Global Management, Inc.	— (h)	(45)	6	0.0	(g)
Appfolio, Inc.	— (h)	(53)	(1)	0.0	(g)
AppLovin Corp.	(1)	(275)	3	0.0	(g)
AptarGroup, Inc.	(4)	(529)	(32)	0.0	(g)
Argan, Inc.	— (h)	(12)	(2)	0.0	(g)
Arista Networks, Inc.	— (h)	(82)	— (h)	0.0	(g)
Arrowhead Pharmaceuticals, Inc.	(1)	(44)	(2)	0.0	(g)
Arthur J Gallagher & Co.	— (h)	(29)	(2)	0.0	(g)
Assurant, Inc.	— (h)	(16)	(1)	0.0	(g)
ATI, Inc.	— (h)	(76)	1	0.0	(g)
Atmos Energy Corp.	(1)	(157)	(2)	0.0	(g)
Automatic Data Processing, Inc.	(3)	(654)	(2)	0.0	(g)
AutoZone, Inc.	— (h)	(696)	(20)	0.0	(g)
Avantor, Inc.	(13)	(126)	(2)	0.0	(g)
Avery Dennison Corp.	(1)	(162)	(2)	0.0	(g)
Axon Enterprise, Inc.	— (h)	(120)	(32)	0.0	(g)
Axsome Therapeutics, Inc.	— (h)	(5)	— (h)	0.0	(g)
Baker Hughes Co.	(1)	(90)	9	0.0	(g)
Baxter International, Inc.	(9)	(184)	(4)	0.0	(g)
Bio-Rad Laboratories, Inc.	— (h)	(63)	(1)	0.0	(g)
BJ’s Wholesale Club Holdings, Inc.	(1)	(49)	1	0.0	(g)
Boeing Co. (The)	— (h)	(23)	1	0.0	(g)
Boyd Gaming Corp.	(1)	(48)	— (h)	0.0	(g)
BrightSpring Health Services, Inc.	(1)	(41)	(4)	0.0	(g)
Broadridge Financial Solutions, Inc.	— (h)	(47)	1	0.0	(g)
Brown & Brown, Inc.	(6)	(375)	(31)	0.0	(g)
Bunge Global SA	— (h)	(58)	8	0.0	(g)
BWX Technologies, Inc.	— (h)	(39)	— (h)	0.0	(g)
BXP, Inc.	(2)	(107)	(1)	0.0	(g)
CACI International, Inc.	— (h)	(71)	6	0.0	(g)
Cadence Design Systems, Inc.	(1)	(250)	12	0.0	(g)
Capital One Financial Corp.	(2)	(311)	6	0.0	(g)

SEE NOTES TO FINANCIAL STATEMENTS.

404	SIX CIRCLES TRUST	JUNE 30, 2026

REFERENCE ENTITY	SHARES	NOTIONAL VALUE (2)	UNREALIZED APPRECIATION (DEPRECIATION) ($) (3)	PERCENTAGE OF NET ASSETS (%)
Short Positions — continued
Common Stocks — continued

United States — continued
Carrier Global Corp.	(13)	(952)	(30)	0.0	(g)
Casey’s General Stores, Inc.	— (h)	(49)	4	0.0	(g)
Cencora, Inc.	(2)	(654)	(3)	0.0	(g)
Chewy, Inc.	(1)	(25)	— (h)	0.0	(g)
Ciena Corp.	(1)	(358)	(21)	0.0	(g)
Cincinnati Financial Corp.	(2)	(305)	(29)	0.0	(g)
Cintas Corp.	(1)	(193)	5	0.0	(g)
Circle Internet Group, Inc.	— (h)	(21)	5	0.0	(g)
Clean Harbors, Inc.	— (h)	(35)	(2)	0.0	(g)
Clear Secure, Inc.	(1)	(45)	(4)	0.0	(g)
Clorox Co. (The)	(6)	(571)	3	0.0	(g)
CNX Resources Corp.	(2)	(63)	(2)	0.0	(g)
Coeur Mining, Inc.	(7)	(126)	16	0.0	(g)
Coinbase Global, Inc.	(1)	(156)	22	0.0	(g)
Colgate-Palmolive Co.	(3)	(230)	(3)	0.0	(g)
Columbia Banking System, Inc.	(2)	(47)	(2)	0.0	(g)
Compass, Inc.	(2)	(16)	(6)	0.0	(g)
Consolidated Edison, Inc.	(3)	(319)	(8)	0.0	(g)
Constellation Energy Corp.	— (h)	(95)	5	0.0	(g)
Cooper Cos., Inc. (The)	(8)	(550)	(33)	0.0	(g)
Core & Main, Inc.	(2)	(76)	(1)	0.0	(g)
Corebridge Financial, Inc.	(1)	(30)	1	0.0	(g)
Corning, Inc.	(8)	(1,464)	(526)	0.0	(g)
Corpay, Inc.	— (h)	(107)	6	0.0	(g)
CoStar Group, Inc.	(3)	(106)	12	0.0	(g)
Costco Wholesale Corp.	— (h)	(6)	— (h)	0.0	(g)
Crowdstrike Holdings, Inc.	(1)	(368)	(38)	0.0	(g)
Cummins, Inc.	— (h)	(321)	6	0.0	(g)
CVS Health Corp.	(3)	(267)	— (h)	0.0	(g)
Cytokinetics, Inc.	(2)	(114)	(22)	0.0	(g)
Darden Restaurants, Inc.	— (h)	(25)	— (h)	0.0	(g)
Darling Ingredients, Inc.	(3)	(175)	5	0.0	(g)
Deckers Outdoor Corp.	— (h)	(11)	1	0.0	(g)
Dick’s Sporting Goods, Inc.	(3)	(563)	(17)	0.0	(g)
Docusign, Inc.	(5)	(243)	(1)	0.0	(g)
DoorDash, Inc.	— (h)	(50)	(5)	0.0	(g)
DraftKings, Inc.	(2)	(44)	5	0.0	(g)
DT Midstream, Inc.	(4)	(598)	(25)	0.0	(g)
Eagle Materials, Inc.	(1)	(117)	(4)	0.0	(g)
East West Bancorp, Inc.	(2)	(291)	5	0.0	(g)
EastGroup Properties, Inc.	(1)	(201)	2	0.0	(g)
eBay, Inc.	— (h)	(14)	— (h)	0.0	(g)
Ecolab, Inc.	(1)	(143)	— (h)	0.0	(g)
Elanco Animal Health, Inc.	(9)	(208)	(3)	0.0	(g)
Element Solutions, Inc.	(3)	(134)	(7)	0.0	(g)
EMCOR Group, Inc.	(1)	(660)	(13)	0.0	(g)
Enpro, Inc.	— (h)	(100)	— (h)	0.0	(g)
Ensign Group, Inc. (The)	— (h)	(64)	(4)	0.0	(g)
Entergy Corp.	(5)	(561)	(19)	0.0	(g)
EQT Corp.	(5)	(274)	(11)	0.0	(g)
Equinix, Inc.	— (h)	(18)	— (h)	0.0	(g)
Erie Indemnity Co.	(1)	(139)	(10)	0.0	(g)

SEE NOTES TO FINANCIAL STATEMENTS.

JUNE 30, 2026	SIX CIRCLES TRUST	405

Six Circles Multi-Strategy Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JUNE 30, 2026 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

REFERENCE ENTITY	SHARES	NOTIONAL VALUE (2)	UNREALIZED APPRECIATION (DEPRECIATION) ($) (3)	PERCENTAGE OF NET ASSETS (%)
Short Positions — continued
Common Stocks — continued

United States — continued
Esab Corp.	(1)	(64)	(1)	0.0	(g)
Essex Property Trust, Inc.	— (h)	(113)	(4)	0.0	(g)
Evergy, Inc.	(2)	(135)	(5)	0.0	(g)
Everpure, Inc.	(1)	(79)	(4)	0.0	(g)
Eversource Energy	(3)	(182)	1	0.0	(g)
Expand Energy Corp.	(5)	(424)	(16)	0.0	(g)
Fair Isaac Corp.	— (h)	(27)	— (h)	0.0	(g)
Fastenal Co.	(27)	(1,231)	(52)	0.0	(g)
Federal Realty Investment Trust	(5)	(590)	6	0.0	(g)
FedEx Corp.	(1)	(456)	34	0.0	(g)
Fifth Third Bancorp	— (h)	(5)	— (h)	0.0	(g)
First Solar, Inc.	— (h)	(25)	2	0.0	(g)
FirstCash Holdings, Inc.	(1)	(175)	6	0.0	(g)
Fiserv, Inc.	(2)	(97)	(2)	0.0	(g)
Flagstar Bank NA	(1)	(14)	— (h)	0.0	(g)
Ford Motor Co.	(3)	(38)	1	0.0	(g)
FormFactor, Inc.	(1)	(118)	(6)	0.0	(g)
FTAI Aviation Ltd.	— (h)	(64)	(2)	0.0	(g)
Gartner, Inc.	— (h)	(1)	— (h)	0.0	(g)
Gen Digital, Inc.	(54)	(1,324)	(26)	0.0	(g)
Glacier Bancorp, Inc.	(2)	(117)	(5)	0.0	(g)
Glaukos Corp.	(1)	(81)	(6)	0.0	(g)
Global Payments, Inc.	(6)	(372)	(28)	0.0	(g)
Globus Medical, Inc.	(2)	(153)	(3)	0.0	(g)
Graco, Inc.	(5)	(355)	(2)	0.0	(g)
Healthpeak Properties, Inc.	(17)	(346)	(16)	0.0	(g)
Hilton Worldwide Holdings, Inc.	(1)	(226)	11	0.0	(g)
Home Depot, Inc. (The)	(3)	(1,085)	(75)	0.0	(g)
Honeywell Aerospace, Inc.	(1)	(82)	(41)	0.0	(g)
Honeywell International, Inc.	(1)	(255)	129	0.0	(g)
Hormel Foods Corp.	(2)	(60)	(1)	0.0	(g)
Host Hotels & Resorts, Inc.	(10)	(248)	11	0.0	(g)
Howmet Aerospace, Inc.	(1)	(141)	1	0.0	(g)
Humana, Inc.	— (h)	(56)	(3)	0.0	(g)
IDEX Corp.	(2)	(514)	(11)	0.0	(g)
IDEXX Laboratories, Inc.	— (h)	(63)	5	0.0	(g)
Insmed, Inc.	— (h)	(14)	(1)	0.0	(g)
Insulet Corp.	(2)	(350)	(10)	0.0	(g)
International Flavors & Fragrances, Inc.	(5)	(371)	(4)	0.0	(g)
Intuitive Surgical, Inc.	— (h)	(61)	3	0.0	(g)
Invitation Homes, Inc.	(4)	(115)	(4)	0.0	(g)
Iron Mountain, Inc.	— (h)	(57)	— (h)	0.0	(g)
JB Hunt Transport Services, Inc.	— (h)	(69)	(2)	0.0	(g)
JBT Marel Corp.	(1)	(132)	(18)	0.0	(g)
JFrog Ltd.	(1)	(83)	(11)	0.0	(g)
Jones Lang LaSalle, Inc.	— (h)	(65)	(3)	0.0	(g)
Keurig Dr Pepper, Inc.	(9)	(295)	(9)	0.0	(g)
Keysight Technologies, Inc.	(1)	(201)	(6)	0.0	(g)
Kimco Realty Corp.	(15)	(388)	(2)	0.0	(g)
Kinetik Holdings, Inc.	(4)	(167)	(10)	0.0	(g)
KKR & Co., Inc.	(6)	(568)	36	0.0	(g)
KLA Corp.	(2)	(538)	(45)	0.0	(g)

SEE NOTES TO FINANCIAL STATEMENTS.

406	SIX CIRCLES TRUST	JUNE 30, 2026

REFERENCE ENTITY	SHARES	NOTIONAL VALUE (2)	UNREALIZED APPRECIATION (DEPRECIATION) ($) (3)	PERCENTAGE OF NET ASSETS (%)
Short Positions — continued
Common Stocks — continued

United States — continued
Krystal Biotech, Inc.	— (h)	(52)	(7)	0.0	(g)
Kymera Therapeutics, Inc.	— (h)	(28)	(10)	0.0	(g)
Lamb Weston Holdings, Inc.	(2)	(83)	4	0.0	(g)
Landstar System, Inc.	— (h)	(61)	3	0.0	(g)
Las Vegas Sands Corp.	(4)	(187)	8	0.0	(g)
Lattice Semiconductor Corp.	(3)	(434)	(12)	0.0	(g)
Lennox International, Inc.	(1)	(418)	(39)	0.0	(g)
Leonardo DRS, Inc.	(2)	(91)	8	0.0	(g)
Life Time Group Holdings, Inc.	(7)	(223)	(43)	0.0	(g)
Lincoln Electric Holdings, Inc.	(1)	(205)	2	0.0	(g)
Lincoln National Corp.	— (h)	(12)	1	0.0	(g)
Linde plc	(1)	(769)	4	0.0	(g)
Lineage, Inc.	(3)	(115)	— (h)	0.0	(g)
Loews Corp.	(5)	(586)	(27)	0.0	(g)
Lowe’s Cos., Inc.	(1)	(224)	— (h)	0.0	(g)
LPL Financial Holdings, Inc.	— (h)	(30)	1	0.0	(g)
Lumen Technologies, Inc.	(3)	(26)	3	0.0	(g)
Lyft, Inc.	(7)	(97)	(3)	0.0	(g)
Madison Square Garden Sports Corp.	— (h)	(116)	(7)	0.0	(g)
Maplebear, Inc.	(1)	(50)	(6)	0.0	(g)
Marriott International, Inc./MD	— (h)	(83)	6	0.0	(g)
Marsh & McLennan Cos., Inc.	(11)	(1,895)	(5)	0.0	(g)
Martin Marietta Materials, Inc.	— (h)	(94)	2	0.0	(g)
Marvell Technology, Inc.	— (h)	(13)	1	0.0	(g)
Matador Resources Co.	(1)	(31)	1	0.0	(g)
McCormick & Co., Inc./MD	(10)	(501)	(27)	0.0	(g)
Meta Platforms, Inc.	— (h)	(161)	(6)	0.0	(g)
MGM Resorts International	(2)	(106)	1	0.0	(g)
Mohawk Industries, Inc.	(1)	(66)	(6)	0.0	(g)
Mondelez International, Inc.	(20)	(1,236)	74	0.0	(g)
Monolithic Power Systems, Inc.	— (h)	(236)	39	0.0	(g)
Monster Beverage Corp.	(16)	(1,469)	(47)	0.0	(g)
Moody’s Corp.	(1)	(236)	2	0.0	(g)
Moog, Inc.	— (h)	(19)	(1)	0.0	(g)
Morningstar, Inc.	(1)	(118)	12	0.0	(g)
MSA Safety, Inc.	— (h)	(76)	(6)	0.0	(g)
MSCI, Inc.	— (h)	(197)	17	0.0	(g)
Murphy USA, Inc.	— (h)	(68)	6	0.0	(g)
MYR Group, Inc.	— (h)	(21)	— (h)	0.0	(g)
New York Times Co. (The)	(7)	(529)	27	0.0	(g)
NewMarket Corp.	— (h)	(16)	— (h)	0.0	(g)
News Corp.	(14)	(364)	12	0.0	(g)
Nexstar Media Group, Inc.	(1)	(103)	(4)	0.0	(g)
Nextpower, Inc.	— (h)	(40)	2	0.0	(g)
NiSource, Inc.	(3)	(121)	— (h)	0.0	(g)
Noble Corp. plc	(5)	(245)	43	0.0	(g)
Norwegian Cruise Line Holdings Ltd.	— (h)	(6)	— (h)	0.0	(g)
NOV, Inc.	(7)	(140)	13	0.0	(g)
Occidental Petroleum Corp.	(3)	(174)	5	0.0	(g)
OGE Energy Corp.	(1)	(44)	(1)	0.0	(g)
Old Dominion Freight Line, Inc.	— (h)	(38)	3	0.0	(g)
Old National Bancorp	— (h)	(11)	(1)	0.0	(g)

SEE NOTES TO FINANCIAL STATEMENTS.

JUNE 30, 2026	SIX CIRCLES TRUST	407

Six Circles Multi-Strategy Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JUNE 30, 2026 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

REFERENCE ENTITY	SHARES	NOTIONAL VALUE (2)	UNREALIZED APPRECIATION (DEPRECIATION) ($) (3)	PERCENTAGE OF NET ASSETS (%)
Short Positions — continued
Common Stocks — continued

United States — continued
Old Republic International Corp.	(4)	(158)	(10)	0.0	(g)
ON Semiconductor Corp.	(2)	(198)	49	0.0	(g)
ONEOK, Inc.	(4)	(322)	2	0.0	(g)
O’Reilly Automotive, Inc.	— (h)	(15)	— (h)	0.0	(g)
Ormat Technologies, Inc.	— (h)	(25)	5	0.0	(g)
PACCAR, Inc.	(1)	(97)	— (h)	0.0	(g)
Packaging Corp. of America	— (h)	(52)	(2)	0.0	(g)
Palantir Technologies, Inc.	(1)	(60)	(2)	0.0	(g)
Paramount Skydance Corp.	(4)	(43)	3	0.0	(g)
Paychex, Inc.	(6)	(622)	16	0.0	(g)
PayPal Holdings, Inc.	(1)	(27)	— (h)	0.0	(g)
Permian Resources Corp.	(11)	(214)	5	0.0	(g)
Philip Morris International, Inc.	— (h)	(63)	1	0.0	(g)
Pinnacle Financial Partners, Inc.	(2)	(230)	(11)	0.0	(g)
PNC Financial Services Group, Inc. (The)	— (h)	(13)	(1)	0.0	(g)
Powell Industries, Inc.	— (h)	(138)	1	0.0	(g)
Praxis Precision Medicines, Inc.	— (h)	(37)	(10)	0.0	(g)
Primerica, Inc.	— (h)	(37)	— (h)	0.0	(g)
Primo Brands Corp.	— (h)	(5)	— (h)	0.0	(g)
Procore Technologies, Inc.	(3)	(110)	5	0.0	(g)
Progressive Corp. (The)	(1)	(146)	(10)	0.0	(g)
Prologis, Inc.	— (h)	(6)	1	0.0	(g)
Protagonist Therapeutics, Inc.	(1)	(74)	(7)	0.0	(g)
PTC, Inc.	(4)	(464)	5	0.0	(g)
Public Storage	(3)	(1,074)	9	0.0	(g)
Quanta Services, Inc.	(1)	(369)	2	0.0	(g)
Ralliant Corp.	— (h)	(23)	(1)	0.0	(g)
Rambus, Inc.	— (h)	(55)	4	0.0	(g)
Raymond James Financial, Inc.	— (h)	(72)	1	0.0	(g)
Rayonier, Inc.	(4)	(97)	1	0.0	(g)
Red Rock Resorts, Inc.	— (h)	(29)	(2)	0.0	(g)
Reddit, Inc.	— (h)	(43)	2	0.0	(g)
Regency Centers Corp.	(2)	(180)	(2)	0.0	(g)
Repligen Corp.	— (h)	(20)	(1)	0.0	(g)
Rexford Industrial Realty, Inc.	(7)	(227)	8	0.0	(g)
Rhythm Pharmaceuticals, Inc.	— (h)	(16)	(4)	0.0	(g)
Robinhood Markets, Inc.	(4)	(413)	(9)	0.0	(g)
ROBLOX Corp.	(3)	(130)	(25)	0.0	(g)
Rocket Cos., Inc.	(9)	(125)	(18)	0.0	(g)
Rocket Lab Corp.	(4)	(409)	28	0.0	(g)
Rollins, Inc.	(3)	(151)	17	0.0	(g)
Roper Technologies, Inc.	— (h)	(87)	(2)	0.0	(g)
Royal Gold, Inc.	(1)	(273)	20	0.0	(g)
RPM International, Inc.	(1)	(98)	(2)	0.0	(g)
Ryder System, Inc.	— (h)	(99)	5	0.0	(g)
Ryman Hospitality Properties, Inc.	(5)	(643)	(32)	0.0	(g)
Saia, Inc.	— (h)	— (h)	— (h)	0.0	(g)
Samsara, Inc.	(3)	(107)	4	0.0	(g)
Sanmina Corp.	(1)	(186)	5	0.0	(g)
SBA Communications Corp.	(1)	(142)	14	0.0	(g)
Seagate Technology Holdings plc	— (h)	(201)	11	0.0	(g)
Semtech Corp.	(1)	(134)	10	0.0	(g)

SEE NOTES TO FINANCIAL STATEMENTS.

408	SIX CIRCLES TRUST	JUNE 30, 2026

REFERENCE ENTITY	SHARES	NOTIONAL VALUE (2)	UNREALIZED APPRECIATION (DEPRECIATION) ($) (3)	PERCENTAGE OF NET ASSETS (%)
Short Positions — continued
Common Stocks — continued

United States — continued
Sensata Technologies Holding plc	(3)	(124)	(2)	0.0	(g)
Simon Property Group, Inc.	(1)	(245)	(15)	0.0	(g)
Simpson Manufacturing Co., Inc.	— (h)	(70)	(6)	0.0	(g)
SiteOne Landscape Supply, Inc.	— (h)	(47)	(3)	0.0	(g)
SiTime Corp.	— (h)	(56)	— (h)	0.0	(g)
SM Energy Co.	(1)	(31)	2	0.0	(g)
Snap-on, Inc.	— (h)	(33)	(1)	0.0	(g)
Solventum Corp.	(1)	(76)	— (h)	0.0	(g)
Southern Co. (The)	(13)	(1,243)	(25)	0.0	(g)
Spyre Therapeutics, Inc.	— (h)	(23)	— (h)	0.0	(g)
STAG Industrial, Inc.	(14)	(546)	7	0.0	(g)
Starwood Property Trust, Inc.	(18)	(308)	8	0.0	(g)
Steel Dynamics, Inc.	(1)	(349)	55	0.0	(g)
STERIS plc	(1)	(212)	(5)	0.0	(g)
Sterling Infrastructure, Inc.	— (h)	(63)	2	0.0	(g)
StoneX Group, Inc.	— (h)	(18)	2	0.0	(g)
Strategy, Inc.	— (h)	(2)	1	0.0	(g)
Sun Communities, Inc.	(1)	(103)	4	0.0	(g)
Synopsys, Inc.	— (h)	(159)	3	0.0	(g)
Talen Energy Corp.	— (h)	(29)	— (h)	0.0	(g)
Terex Corp.	(1)	(36)	(4)	0.0	(g)
Terreno Realty Corp.	(2)	(118)	3	0.0	(g)
Texas Pacific Land Corp.	(1)	(455)	(94)	0.0	(g)
Timken Co. (The)	(2)	(237)	(11)	0.0	(g)
TKO Group Holdings, Inc.	(4)	(808)	— (h)	0.0	(g)
Toast, Inc.	(1)	(26)	(3)	0.0	(g)
Tradeweb Markets, Inc.	(1)	(130)	3	0.0	(g)
TransDigm Group, Inc.	— (h)	(98)	(4)	0.0	(g)
TransUnion	(3)	(199)	(15)	0.0	(g)
Tyler Technologies, Inc.	— (h)	(84)	(1)	0.0	(g)
Uber Technologies, Inc.	(2)	(167)	2	0.0	(g)
UDR, Inc.	(27)	(1,047)	(27)	0.0	(g)
UGI Corp.	— (h)	(12)	— (h)	0.0	(g)
UMB Financial Corp.	(1)	(198)	(13)	0.0	(g)
United Rentals, Inc.	— (h)	(15)	(1)	0.0	(g)
US Foods Holding Corp.	— (h)	(30)	(3)	0.0	(g)
Valmont Industries, Inc.	— (h)	(77)	— (h)	0.0	(g)
Venture Global, Inc.	(1)	(12)	1	0.0	(g)
VeriSign, Inc.	— (h)	(10)	1	0.0	(g)
Vertex Pharmaceuticals, Inc.	— (h)	(189)	(19)	0.0	(g)
VF Corp.	(7)	(129)	9	0.0	(g)
Viasat, Inc.	(1)	(39)	(16)	0.0	(g)
Vicor Corp.	— (h)	(84)	(15)	0.0	(g)
Viper Energy, Inc.	(9)	(391)	12	0.0	(g)
VSE Corp.	(1)	(128)	(19)	0.0	(g)
Warner Music Group Corp.	— (h)	(8)	— (h)	0.0	(g)
Waters Corp.	— (h)	(91)	(4)	0.0	(g)
Watts Water Technologies, Inc.	— (h)	(95)	(16)	0.0	(g)
Weatherford International plc	(1)	(82)	15	0.0	(g)
Welltower, Inc.	(1)	(147)	(10)	0.0	(g)
WESCO International, Inc.	(2)	(577)	4	0.0	(g)
West Pharmaceutical Services, Inc.	— (h)	(145)	(12)	0.0	(g)

SEE NOTES TO FINANCIAL STATEMENTS.

JUNE 30, 2026	SIX CIRCLES TRUST	409

Six Circles Multi-Strategy Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JUNE 30, 2026 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

REFERENCE ENTITY	SHARES	NOTIONAL VALUE (2)	UNREALIZED APPRECIATION (DEPRECIATION) ($) (3)	PERCENTAGE OF NET ASSETS (%)
Short Positions — continued
Common Stocks — continued

United States — continued
Weyerhaeuser Co.	(12)	(288)	8	0.0	(g)
Williams Cos., Inc. (The)	(15)	(1,067)	(26)	0.0	(g)
Wintrust Financial Corp.	(1)	(178)	(5)	0.0	(g)
Workday, Inc.	— (h)	(52)	3	0.0	(g)
WW Grainger, Inc.	(1)	(1,052)	(37)	0.0	(g)
Wynn Resorts Ltd.	(2)	(231)	19	0.0	(g)
Yum! Brands, Inc.	(1)	(93)	(3)	0.0	(g)
Zillow Group, Inc.	(4)	(116)	3	0.0	(g)
Zimmer Biomet Holdings, Inc.	(5)	(427)	10	0.0	(g)
Zurn Elkay Water Solutions Corp.	(1)	(39)	(1)	0.0	(g)

Total Short Positions of Total Return Swaps		(70,949)	(1,414)	0.0	(g)

Long Positions
Common Stocks
Australia
Atlassian Corp.	1	60	(9)	0.0	(g)

Bermuda
Arch Capital Group Ltd.	2	178	7	0.0	(g)
Viking Holdings Ltd.	— (h)	30	3	0.0	(g)

Denmark
Ascendis Pharma A/S	1	179	35	0.0	(g)

Germany
BioNTech SE	2	173	4	0.0	(g)

Ireland
Accenture plc	5	751	(176)	0.0	(g)
AerCap Holdings NV	1	88	3	0.0	(g)
Aptiv plc	1	84	(7)	0.0	(g)
CRH plc	1	125	(3)	0.0	(g)
Eaton Corp. plc	2	719	34	0.0	(g)
TE Connectivity plc	1	283	(19)	0.0	(g)
Trane Technologies plc	1	437	17	0.0	(g)

Israel
Camtek Ltd./Israel	— (h)	1	— (h)	0.0	(g)
Check Point Software Technologies Ltd.	1	67	4	0.0	(g)
Global-e Online Ltd.	1	40	4	0.0	(g)
Mobileye Global, Inc.	10	82	19	0.0	(g)
Nova Ltd.	— (h)	118	(2)	0.0	(g)
Tower Semiconductor Ltd.	1	263	(24)	0.0	(g)

Luxembourg
Millicom International Cellular SA	3	280	4	0.0	(g)

Netherlands
NXP Semiconductors NV	1	275	(30)	0.0	(g)
QIAGEN NV	4	130	7	0.0	(g)

Norway
Frontline plc	— (h)	12	(1)	0.0	(g)

Puerto Rico
Popular, Inc.	1	114	4	0.0	(g)

SEE NOTES TO FINANCIAL STATEMENTS.

410	SIX CIRCLES TRUST	JUNE 30, 2026

REFERENCE ENTITY	SHARES		NOTIONAL VALUE (2)	UNREALIZED APPRECIATION (DEPRECIATION) ($) (3)	PERCENTAGE OF NET ASSETS (%)

Long Positions — continued
Common Stocks — continued
Singapore
Sea Ltd.	3		227	24	0.0	(g)

Sweden
Spotify Technology SA	1		366	(16)	0.0	(g)

Switzerland
Amcor plc	2		90	5	0.0	(g)
Garmin Ltd.	4		951	(3)	0.0	(g)
Sportradar Group AG	2		38	(2)	0.0	(g)

United Kingdom
nVent Electric plc	1		169	1	0.0	(g)
Pentair plc	2		160	3	0.0	(g)
TechnipFMC plc	4		301	(10)	0.0	(g)

United States
Adobe, Inc.	2		322	(2)	0.0	(g)
Advanced Energy Industries, Inc.	—	(h)	76	— (h)	0.0	(g)
AECOM	6		396	1	0.0	(g)
Aflac, Inc.	—	(h)	34	— (h)	0.0	(g)
Agree Realty Corp.	1		105	2	0.0	(g)
Airbnb, Inc.	1		115	3	0.0	(g)
Akamai Technologies, Inc.	1		109	(13)	0.0	(g)
Albemarle Corp.	1		106	(21)	0.0	(g)
Alexandria Real Estate Equities, Inc.	6		310	3	0.0	(g)
Align Technology, Inc.	2		365	(20)	0.0	(g)
Allstate Corp. (The)	2		464	34	0.0	(g)
Ally Financial, Inc.	6		250	3	0.0	(g)
Altria Group, Inc.	11		751	25	0.0	(g)
Ameren Corp.	5		520	15	0.0	(g)
American Airlines Group, Inc.	27		415	70	0.0	(g)
American Express Co.	2		780	7	0.0	(g)
American Healthcare REIT, Inc.	1		24	3	0.0	(g)
American Tower Corp.	1		117	(14)	0.0	(g)
Ameriprise Financial, Inc.	—	(h)	131	— (h)	0.0	(g)
AMETEK, Inc.	1		299	15	0.0	(g)
Amgen, Inc.	—	(h)	77	3	0.0	(g)
Amphenol Corp.	2		381	43	0.0	(g)
Analog Devices, Inc.	—	(h)	117	(8)	0.0	(g)
Antero Resources Corp.	—	(h)	4	— (h)	0.0	(g)
API Group Corp.	1		47	1	0.0	(g)
Applied Materials, Inc.	—	(h)	90	— (h)	0.0	(g)
Aramark	3		165	8	0.0	(g)
Archer-Daniels-Midland Co.	1		98	(3)	0.0	(g)
AT&T, Inc.	9		199	(22)	0.0	(g)
Autodesk, Inc.	2		320	3	0.0	(g)
AutoNation, Inc.	—	(h)	9	— (h)	0.0	(g)
Avnet, Inc.	1		57	(2)	0.0	(g)
Ball Corp.	—	(h)	16	1	0.0	(g)
Bank of America Corp.	10		568	11	0.0	(g)
Bentley Systems, Inc.	—	(h)	13	— (h)	0.0	(g)
Best Buy Co., Inc.	10		805	(16)	0.0	(g)
Biogen, Inc.	1		154	14	0.0	(g)
BioMarin Pharmaceutical, Inc.	—	(h)	28	1	0.0	(g)

SEE NOTES TO FINANCIAL STATEMENTS.

JUNE 30, 2026	SIX CIRCLES TRUST	411

Six Circles Multi-Strategy Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JUNE 30, 2026 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

REFERENCE ENTITY	SHARES		NOTIONAL VALUE (2)		UNREALIZED APPRECIATION (DEPRECIATION) ($) (3)	PERCENTAGE OF NET ASSETS (%)

Long Positions — continued
Common Stocks — continued

United States — continued
Block, Inc.	1		62		1	0.0	(g)
Booking Holdings, Inc.	10		1,663		34	0.0	(g)
Booz Allen Hamilton Holding Corp.	2		161		(30)	0.0	(g)
Boston Scientific Corp.	2		104		(9)	0.0	(g)
Bristol-Myers Squibb Co.	21		1,206		30	0.0	(g)
Brixmor Property Group, Inc.	—	(h)	13		— (h)	0.0	(g)
Camden Property Trust	1		164		1	0.0	(g)
Cardinal Health, Inc.	2		393		19	0.0	(g)
Carlisle Cos., Inc.	—	(h)	79		1	0.0	(g)
Carpenter Technology Corp.	—	(h)	15		1	0.0	(g)
Cboe Global Markets, Inc.	—	(h)	25		(4)	0.0	(g)
CBRE Group, Inc.	—	(h)	40		— (h)	0.0	(g)
CDW Corp	2		261		2	0.0	(g)
CH Robinson Worldwide, Inc.	1		187		(2)	0.0	(g)
Charles River Laboratories International, Inc.	—	(h)	50		10	0.0	(g)
Chime Financial, Inc.	1		16		3	0.0	(g)
Chipotle Mexican Grill, Inc.	1		33		1	0.0	(g)
Chord Energy Corp.	3		377		(39)	0.0	(g)
Churchill Downs, Inc.	1		46		(1)	0.0	(g)
Cigna Group (The)	—	(h)	16		(1)	0.0	(g)
Cirrus Logic, Inc.	2		337		(8)	0.0	(g)
Citizens Financial Group, Inc.	5		315		16	0.0	(g)
CME Group, Inc.	—	(h)	87		(9)	0.0	(g)
CMS Energy Corp.	5		338		13	0.0	(g)
Coca-Cola Co. (The)	2		159		1	0.0	(g)
Cognex Corp.	5		312		31	0.0	(g)
Cognizant Technology Solutions Corp.	7		286		(33)	0.0	(g)
Comcast Corp.	17		403		10	0.0	(g)
Commerce Bancshares, Inc./MO	3		147		8	0.0	(g)
Commercial Metals Co.	—	(h)	26		(5)	0.0	(g)
Conagra Brands, Inc.	22		295		(3)	0.0	(g)
Constellation Brands, Inc.	5		722		(43)	0.0	(g)
Construction Partners, Inc.	—	(h)	25		— (h)	0.0	(g)
Copart, Inc.	7		211		(15)	0.0	(g)
Corteva, Inc.	3		228		27	0.0	(g)
Crane Co.	—	(h)	26		2	0.0	(g)
Crown Holdings, Inc.	1		90		11	0.0	(g)
CSX Corp.	12		582		2	0.0	(g)
Cullen/Frost Bankers, Inc.	1		132		9	0.0	(g)
DaVita, Inc.	2		381		17	0.0	(g)
Delta Air Lines, Inc.	2		196		22	0.0	(g)
Devon Energy Corp.	13		574		(29)	0.0	(g)
Dexcom, Inc.	—	(h)	14		(1)	0.0	(g)
Digital Realty Trust, Inc.	2		340		(10)	0.0	(g)
Dillard’s, Inc.	—	(h)	17		(1)	0.0	(g)
Dollar General Corp.	3		373		(4)	0.0	(g)
Dollar Tree, Inc.	—	(h)	53		4	0.0	(g)
Domino’s Pizza, Inc.	1		328		11	0.0	(g)
Donaldson Co., Inc.	2		183		7	0.0	(g)
Dover Corp.	—	(h)	51		1	0.0	(g)
Dow, Inc.	3		112		(20)	0.0	(g)
DR Horton, Inc.	—	(h)	—	(h)	— (h)	0.0	(g)

SEE NOTES TO FINANCIAL STATEMENTS.

412	SIX CIRCLES TRUST	JUNE 30, 2026

REFERENCE ENTITY	SHARES		NOTIONAL VALUE (2)	UNREALIZED APPRECIATION (DEPRECIATION) ($) (3)	PERCENTAGE OF NET ASSETS (%)

Long Positions — continued
Common Stocks — continued

United States — continued
Dropbox, Inc.	5		137	1	0.0	(g)
Duke Energy Corp.	2		285	3	0.0	(g)
Duolingo, Inc.	1		66	(2)	0.0	(g)
DuPont de Nemours, Inc.	4		536	(37)	0.0	(g)
Dynatrace, Inc.	3		133	9	0.0	(g)
EchoStar Corp.	—	(h)	11	— (h)	0.0	(g)
Edison International	7		480	15	0.0	(g)
Elevance Health, Inc.	1		201	(6)	0.0	(g)
Emerson Electric Co.	9		1,320	(29)	0.0	(g)
Encompass Health Corp.	1		92	2	0.0	(g)
EOG Resources, Inc.	4		498	(9)	0.0	(g)
Equifax, Inc.	1		105	(3)	0.0	(g)
ESCO Technologies, Inc.	—	(h)	60	4	0.0	(g)
Essential Properties Realty Trust, Inc.	12		354	(5)	0.0	(g)
Estee Lauder Cos., Inc. (The)	—	(h)	35	(4)	0.0	(g)
Evercore, Inc.	—	(h)	127	(8)	0.0	(g)
Exelixis, Inc.	5		277	7	0.0	(g)
Exelon Corp.	6		275	3	0.0	(g)
Expedia Group, Inc.	—	(h)	55	4	0.0	(g)
Expeditors International of Washington, Inc.	—	(h)	47	— (h)	0.0	(g)
FactSet Research Systems, Inc.	1		110	11	0.0	(g)
Federal Signal Corp.	1		61	10	0.0	(g)
Fidelity National Information Services, Inc.	3		101	— (h)	0.0	(g)
First Horizon Corp.	9		228	8	0.0	(g)
FirstEnergy Corp.	13		612	2	0.0	(g)
Five Below, Inc.	—	(h)	60	(4)	0.0	(g)
Fluor Corp.	4		213	8	0.0	(g)
FNB Corp/PA	5		95	4	0.0	(g)
Fox Corp.	15		778	(23)	0.0	(g)
Franklin Resources, Inc.	8		256	5	0.0	(g)
Gaming and Leisure Properties, Inc.	8		365	(17)	0.0	(g)
Gap, Inc. (The)	3		70	(9)	0.0	(g)
Generac Holdings, Inc.	—	(h)	84	5	0.0	(g)
General Dynamics Corp.	1		339	(5)	0.0	(g)
General Mills, Inc.	1		45	1	0.0	(g)
GLOBALFOUNDRIES, Inc.	—	(h)	28	(1)	0.0	(g)
Globe Life, Inc.	1		144	10	0.0	(g)
GoDaddy, Inc.	5		380	36	0.0	(g)
Guardant Health, Inc.	1		128	(3)	0.0	(g)
Guidewire Software, Inc.	1		63	2	0.0	(g)
GXO Logistics, Inc.	3		151	— (h)	0.0	(g)
Halliburton Co.	4		168	(17)	0.0	(g)
Halozyme Therapeutics, Inc.	2		130	13	0.0	(g)
Hasbro, Inc.	2		145	(4)	0.0	(g)
HCA Healthcare, Inc.	1		333	— (h)	0.0	(g)
Healthcare Realty Trust, Inc.	10		210	(2)	0.0	(g)
HealthEquity, Inc.	—	(h)	39	3	0.0	(g)
HEICO Corp.	1		252	9	0.0	(g)
Henry Schein, Inc.	2		201	6	0.0	(g)
Hubbell, Inc.	—	(h)	52	4	0.0	(g)
Huntington Bancshares, Inc./OH	53		907	27	0.0	(g)
Huntington Ingalls Industries, Inc.	—	(h)	13	(1)	0.0	(g)

SEE NOTES TO FINANCIAL STATEMENTS.

JUNE 30, 2026	SIX CIRCLES TRUST	413

Six Circles Multi-Strategy Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JUNE 30, 2026 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

REFERENCE ENTITY	SHARES		NOTIONAL VALUE (2)		UNREALIZED APPRECIATION (DEPRECIATION) ($) (3)	PERCENTAGE OF NET ASSETS (%)

Long Positions — continued
Common Stocks — continued

United States — continued
IES Holdings, Inc.	—	(h)	71		(3)	0.0	(g)
Illinois Tool Works, Inc.	5		1,424		43	0.0	(g)
Illumina, Inc.	2		259		14	0.0	(g)
Incyte Corp.	1		73		8	0.0	(g)
Ingredion, Inc.	—	(h)	—	(h)	— (h)	0.0	(g)
Installed Building Products, Inc.	—	(h)	52		5	0.0	(g)
InterDigital, Inc.	—	(h)	39		(1)	0.0	(g)
International Paper Co.	1		25		1	0.0	(g)
Intuit, Inc.	—	(h)	33		(1)	0.0	(g)
Invesco Ltd.	7		195		(18)	0.0	(g)
Ionis Pharmaceuticals, Inc.	2		141		5	0.0	(g)
IQVIA Holdings, Inc.	—	(h)	47		4	0.0	(g)
ITT, Inc.	1		286		4	0.0	(g)
J M Smucker Co. (The)	—	(h)	46		(1)	0.0	(g)
Jabil, Inc.	1		355		— (h)	0.0	(g)
Jacobs Solutions, Inc.	2		292		3	0.0	(g)
Jefferies Financial Group, Inc.	6		397		(77)	0.0	(g)
Kinder Morgan, Inc.	13		406		7	0.0	(g)
Kirby Corp.	2		293		(12)	0.0	(g)
Kratos Defense & Security Solutions, Inc.	1		33		(4)	0.0	(g)
Kroger Co. (The)	7		421		(55)	0.0	(g)
L3Harris Technologies, Inc.	2		668		(30)	0.0	(g)
Labcorp Holdings, Inc.	—	(h)	73		5	0.0	(g)
Lear Corp.	1		112		(6)	0.0	(g)
Leidos Holdings, Inc.	—	(h)	46		(5)	0.0	(g)
Lennar Corp.	8		692		6	0.0	(g)
Levi Strauss & Co.	3		81		3	0.0	(g)
Liberty Media Corp-Liberty Formula One	1		111		6	0.0	(g)
Light & Wonder, Inc.	1		126		(19)	0.0	(g)
Lithia Motors, Inc.	1		294		(17)	0.0	(g)
Live Nation Entertainment, Inc.	—	(h)	60		2	0.0	(g)
LKQ Corp.	9		225		1	0.0	(g)
Lockheed Martin Corp.	—	(h)	156		(6)	0.0	(g)
Louisiana-Pacific Corp.	1		106		2	0.0	(g)
LyondellBasell Industries NV	8		477		(80)	0.0	(g)
M&T Bank Corp.	1		336		10	0.0	(g)
Manhattan Associates, Inc.	1		168		(5)	0.0	(g)
Marathon Petroleum Corp.	1		265		5	0.0	(g)
MasTec, Inc.	—	(h)	18		2	0.0	(g)
McKesson Corp.	—	(h)	51		(1)	0.0	(g)
Medpace Holdings, Inc.	—	(h)	24		3	0.0	(g)
MetLife, Inc.	2		192		(7)	0.0	(g)
Mettler-Toledo International, Inc.	—	(h)	149		16	0.0	(g)
Microchip Technology, Inc.	6		567		(18)	0.0	(g)
Mid-America Apartment Communities, Inc.	—	(h)	14		— (h)	0.0	(g)
MKS, Inc.	1		274		51	0.0	(g)
Moderna, Inc.	5		336		25	0.0	(g)
Molina Healthcare, Inc.	—	(h)	62		7	0.0	(g)
Molson Coors Beverage Co.	4		169		(6)	0.0	(g)
Morgan Stanley	15		3,197		(131)	0.0	(g)
Motorola Solutions, Inc.	1		381		3	0.0	(g)
Mueller Industries, Inc.	1		86		(9)	0.0	(g)

SEE NOTES TO FINANCIAL STATEMENTS.

414	SIX CIRCLES TRUST	JUNE 30, 2026

REFERENCE ENTITY	SHARES		NOTIONAL VALUE (2)	UNREALIZED APPRECIATION (DEPRECIATION) ($) (3)	PERCENTAGE OF NET ASSETS (%)

Long Positions — continued
Common Stocks — continued

United States — continued
National Fuel Gas Co.	1		109	1	0.0	(g)
Newmont Corp.	5		494	(58)	0.0	(g)
NIKE, Inc.	13		558	(37)	0.0	(g)
NNN REIT, Inc.	2		100	1	0.0	(g)
Nordson Corp.	2		525	17	0.0	(g)
Northrop Grumman Corp.	—	(h)	112	(6)	0.0	(g)
NVR, Inc.	—	(h)	199	12	0.0	(g)
Omnicom Group, Inc.	6		484	(22)	0.0	(g)
OneMain Holdings, Inc.	1		35	2	0.0	(g)
Onto Innovation, Inc.	1		282	36	0.0	(g)
Owens Corning	1		164	9	0.0	(g)
Parker-Hannifin Corp.	2		1,648	106	0.0	(g)
Paycom Software, Inc.	1		95	(6)	0.0	(g)
Paylocity Holding Corp.	4		433	(10)	0.0	(g)
Penske Automotive Group, Inc.	—	(h)	46	— (h)	0.0	(g)
Performance Food Group Co.	2		178	13	0.0	(g)
Pfizer, Inc.	6		162	(12)	0.0	(g)
Pinnacle West Capital Corp.	10		1,090	26	0.0	(g)
PJT Partners, Inc.	1		178	(6)	0.0	(g)
Pool Corp.	1		104	13	0.0	(g)
PPG Industries, Inc.	2		194	— (h)	0.0	(g)
PPL Corp.	12		448	3	0.0	(g)
Principal Financial Group, Inc.	—	(h)	14	— (h)	0.0	(g)
Procter & Gamble Co. (The)	3		461	(12)	0.0	(g)
Prosperity Bancshares, Inc.	6		400	4	0.0	(g)
PTC Therapeutics, Inc.	—	(h)	27	2	0.0	(g)
Quest Diagnostics, Inc.	1		163	8	0.0	(g)
Regal Rexnord Corp.	—	(h)	22	1	0.0	(g)
Regeneron Pharmaceuticals, Inc.	—	(h)	269	4	0.0	(g)
Regions Financial Corp.	2		52	2	0.0	(g)
Reliance, Inc.	1		589	(47)	0.0	(g)
ResMed, Inc.	1		171	3	0.0	(g)
Revvity, Inc.	1		96	10	0.0	(g)
Rockwell Automation, Inc.	4		2,017	130	0.0	(g)
Roivant Sciences Ltd.	10		299	53	0.0	(g)
RTX Corp.	3		549	18	0.0	(g)
SailPoint, Inc.	1		14	2	0.0	(g)
Salesforce, Inc.	7		1,135	28	0.0	(g)
SEI Investments Co.	9		780	(16)	0.0	(g)
Sempra	10		955	8	0.0	(g)
ServiceTitan, Inc.	1		47	1	0.0	(g)
SLB Ltd.	6		304	(15)	0.0	(g)
Snowflake, Inc.	1		234	13	0.0	(g)
SOUTHSTATE BANK Corp.,	—	(h)	38	1	0.0	(g)
Southwest Airlines Co.	4		180	13	0.0	(g)
SS&C Technologies Holdings, Inc.	8		562	(45)	0.0	(g)
Stanley Black & Decker, Inc.	1		125	12	0.0	(g)
StepStone Group, Inc.	—	(h)	13	(2)	0.0	(g)
Stifel Financial Corp.	7		539	(25)	0.0	(g)
Synchrony Financial	6		438	4	0.0	(g)
Sysco Corp.	3		227	11	0.0	(g)
Teledyne Technologies, Inc.	—	(h)	165	10	0.0	(g)

SEE NOTES TO FINANCIAL STATEMENTS.

JUNE 30, 2026	SIX CIRCLES TRUST	415

Six Circles Multi-Strategy Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JUNE 30, 2026 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

REFERENCE ENTITY	SHARES		NOTIONAL VALUE (2)	UNREALIZED APPRECIATION (DEPRECIATION) ($) (3)	PERCENTAGE OF NET ASSETS (%)

Long Positions — continued
Common Stocks — continued

United States — continued
Tetra Tech, Inc.	12		344	10	0.0	(g)
Texas Instruments, Inc.	1		423	(21)	0.0	(g)
Texas Roadhouse, Inc.	1		197	30	0.0	(g)
TG Therapeutics, Inc.	—	(h)	11	— (h)	0.0	(g)
T-Mobile US, Inc.	3		554	(62)	0.0	(g)
Toll Brothers, Inc.	2		254	27	0.0	(g)
Toro Co. (The)	5		483	47	0.0	(g)
Tractor Supply Co.	6		175	4	0.0	(g)
Trade Desk, Inc. (The)	10		202	(12)	0.0	(g)
Travelers Cos., Inc. (The)	1		196	10	0.0	(g)
Trimble, Inc.	6		324	6	0.0	(g)
Truist Financial Corp.	26		1,249	34	0.0	(g)
Tyson Foods, Inc.	4		225	— (h)	0.0	(g)
UiPath, Inc.	11		104	10	0.0	(g)
Union Pacific Corp.	1		170	5	0.0	(g)
United Airlines Holdings, Inc.	2		189	25	0.0	(g)
United Parcel Service, Inc.	3		331	(3)	0.0	(g)
United Therapeutics Corp.	—	(h)	88	(1)	0.0	(g)
Universal Health Services, Inc.	2		237	5	0.0	(g)
Unum Group	1		54	(1)	0.0	(g)
Urban Outfitters, Inc.	5		381	(30)	0.0	(g)
US Bancorp	2		135	6	0.0	(g)
Valero Energy Corp.	6		1,483	80	0.0	(g)
Veeva Systems, Inc.	—	(h)	13	— (h)	0.0	(g)
Ventas, Inc.	12		1,030	66	0.0	(g)
Verizon Communications, Inc.	6		284	(29)	0.0	(g)
Viatris, Inc.	16		264	(7)	0.0	(g)
VICI Properties, Inc.	9		259	(13)	0.0	(g)
Virtu Financial, Inc.	2		89	3	0.0	(g)
Visa, Inc.	1		395	24	0.0	(g)
Voya Financial, Inc.	2		225	(2)	0.0	(g)
Vulcan Materials Co.	1		206	1	0.0	(g)
Waste Management, Inc.	—	(h)	94	3	0.0	(g)
WEC Energy Group, Inc.	5		513	12	0.0	(g)
Westlake Corp.	3		279	(46)	0.0	(g)
Williams-Sonoma, Inc.	1		178	(5)	0.0	(g)
WP Carey, Inc.	8		594	(31)	0.0	(g)
Xcel Energy, Inc.	7		533	(1)	0.0	(g)
XPO, Inc.	—	(h)	25	(2)	0.0	(g)
Xylem, Inc./NY	6		712	46	0.0	(g)
Zions Bancorp NA	2		139	6	0.0	(g)
Zoetis, Inc.	3		253	(26)	0.0	(g)
Zscaler, Inc.	—	(h)	23	2	0.0	(g)

Total Long Positions of Total Return Swaps			86,581	229	0.0	(g)

Total of Long and Short Positions of Total Return Swaps			15,632	(1,185)	0.0	(g)

SEE NOTES TO FINANCIAL STATEMENTS.

416	SIX CIRCLES TRUST	JUNE 30, 2026

COUNTERPARTY	DESCRIPTION	TERMINATION DATE	NOTIONAL VALUE (2)	NET UNREALIZED APPRECIATION/ (DEPRECIATION) ($) (3)	NET CASH AND OTHER RECEIVABLES/ PAYABLES ($)	VALUE ($)
BNP Paribas	The Fund receives a return on portfolio of long and short equity positions and pays or receives one day OBFR on long positions and short positions respectively, plus or minus spread (rates range from 0.3% to 0.3%) which is denominated in USD based on the local currencies of the positions within the swap	10/29/2027	89	(6)	–	(6)

REFERENCE ENTITY	SHARES	NOTIONAL VALUE (2)	UNREALIZED APPRECIATION (DEPRECIATION) ($) (3)	PERCENTAGE OF NET ASSETS (%)
Long Positions
Common Stocks
Hong Kong
Hongkong Land Holdings Ltd.	2	16	(1)	0.0	(g)
Jardine Matheson Holdings Ltd.	1	73	(5)	0.0	(g)

Total Long Positions of Total Return Swaps		89	(6)	0.0	(g)

Total of Long and Short Positions of Total Return Swaps		89	(6)	0.0	(g)

COUNTERPARTY	DESCRIPTION	TERMINATION DATE	NOTIONAL VALUE (2)	NET UNREALIZED APPRECIATION/ (DEPRECIATION) ($) (3)	NET CASH AND OTHER RECEIVABLES/ PAYABLES ($)	VALUE ($)
BNP Paribas	The Fund receives a return on portfolio of long and short equity positions and pays or receives one day OBFR on long positions and short positions respectively, plus or minus spread (rates range from 0.25% to 0.25%) which is denominated in USD based on the local currencies of the positions within the swap	01/12/2028	293	(7)	5	(2)

REFERENCE ENTITY	SHARES		NOTIONAL VALUE (2)	UNREALIZED APPRECIATION (DEPRECIATION) ($) (3)	PERCENTAGE OF NET ASSETS (%)
Long Positions
Common Stocks
United Kingdom
Compass Group plc	7		224	(9)	0.0	(g)
InterContinental Hotels Group plc	—	(h)	69	2	0.0	(g)

Total Long Positions of Total Return Swaps			293	(7)	0.0	(g)

Total of Long and Short Positions of Total Return Swaps			293	(7)	0.0	(g)

SEE NOTES TO FINANCIAL STATEMENTS.

JUNE 30, 2026	SIX CIRCLES TRUST	417

Six Circles Multi-Strategy Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JUNE 30, 2026 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

COUNTERPARTY	DESCRIPTION	TERMINATION DATE	NOTIONAL VALUE (2)	NET UNREALIZED APPRECIATION/ (DEPRECIATION) ($) (3)	NET CASH AND OTHER RECEIVABLES/ PAYABLES ($)	VALUE ($)
Goldman Sachs International	The Fund receives a return on portfolio of long and short equity positions and pays or receives one day RBA on long positions and short positions respectively, plus or minus spread (rates range from -1.14% to 0.3%) which is denominated in AUD based on the local currencies of the positions within the swap	08/19/2026	(2,555)	59	(39)	20

REFERENCE ENTITY	SHARES	NOTIONAL VALUE (2)	UNREALIZED APPRECIATION (DEPRECIATION) ($) (3)	PERCENTAGE OF NET ASSETS (%)
Short Positions
Common Stocks
Australia
ALS Ltd.	(2)	(29)	1	0.0	(g)
ANZ Group Holdings Ltd.	(3)	(65)	(2)	0.0	(g)
ASX Ltd.	(3)	(101)	(6)	0.0	(g)
BlueScope Steel Ltd.	(2)	(36)	2	0.0	(g)
Brambles Ltd.	(2)	(32)	(1)	0.0	(g)
Capricorn Metals Ltd.	(10)	(95)	5	0.0	(g)
CAR Group Ltd.	(34)	(621)	18	0.0	(g)
Cochlear Ltd.	(5)	(394)	(65)	0.0	(g)
Commonwealth Bank of Australia	(2)	(219)	(4)	0.0	(g)
Genesis Minerals Ltd.	(40)	(159)	16	0.0	(g)
Goodman Group	(68)	(1,513)	44	0.0	(g)
IGO Ltd.	(8)	(42)	— (h)	0.0	(g)
Lottery Corp. Ltd. (The)	(180)	(702)	(15)	0.0	(g)
Lynas Rare Earths Ltd.	(6)	(78)	(1)	0.0	(g)
Medibank Pvt Ltd.	(168)	(563)	(15)	0.0	(g)
National Australia Bank Ltd.	(1)	(23)	— (h)	0.0	(g)
NEXTDC Ltd.	(2)	(16)	— (h)	0.0	(g)
Northern Star Resources Ltd.	(13)	(195)	18	0.0	(g)
Predictive Discovery Ltd.	(47)	(28)	6	0.0	(g)
Pro Medicus Ltd.	(2)	(192)	(45)	0.0	(g)
QBE Insurance Group Ltd.	(22)	(359)	(18)	0.0	(g)
Ramelius Resources Ltd.	(61)	(134)	11	0.0	(g)
Ramsay Health Care Ltd.	(3)	(89)	(11)	0.0	(g)
Scentre Group	(20)	(53)	— (h)	0.0	(g)
SGH Ltd.	— (h)	(12)	(1)	0.0	(g)
Sigma Healthcare Ltd.	(122)	(236)	4	0.0	(g)
Suncorp Group Ltd.	(2)	(29)	(1)	0.0	(g)
Telstra Group Ltd.	(19)	(66)	— (h)	0.0	(g)
Transurban Group	(9)	(93)	5	0.0	(g)
Vicinity Ltd.	(292)	(524)	2	0.0	(g)
Washington H Soul Pattinson & Co. Ltd.	(10)	(314)	(18)	0.0	(g)
Westpac Banking Corp.	(89)	(2,178)	7	0.0	(g)
Whitehaven Coal Ltd.	(26)	(150)	14	0.0	(g)
WiseTech Global Ltd.	(15)	(402)	57	0.0	(g)
Woolworths Group Ltd.	(13)	(333)	(16)	0.0	(g)

Total Short Positions of Total Return Swaps		(10,075)	(9)	0.0	(g)

SEE NOTES TO FINANCIAL STATEMENTS.

418	SIX CIRCLES TRUST	JUNE 30, 2026

REFERENCE ENTITY	SHARES		NOTIONAL VALUE (2)	UNREALIZED APPRECIATION (DEPRECIATION) ($) (3)	PERCENTAGE OF NET ASSETS (%)
Long Positions
Common Stocks
Australia
AGL Energy Ltd.	67		403	(15)	0.0	(g)
Aristocrat Leisure Ltd.	36		1,334	204	0.0	(g)
Aurizon Holdings Ltd.	24		70	(1)	0.0	(g)
BHP Group Ltd.	2		96	(9)	0.0	(g)
Charter Hall Group	12		200	(5)	0.0	(g)
Coles Group Ltd.	25		407	15	0.0	(g)
Computershare Ltd.	18		442	28	0.0	(g)
CSL Ltd.	1		95	8	0.0	(g)
Evolution Mining Ltd.	31		280	(25)	0.0	(g)
Fortescue Ltd.	50		703	(46)	0.0	(g)
GPT Group (The)	27		98	(5)	0.0	(g)
HUB24 Ltd.	—	(h)	12	(2)	0.0	(g)
JB Hi-Fi Ltd.	6		304	8	0.0	(g)
Macquarie Group Ltd.	3		460	6	0.0	(g)
Mineral Resources Ltd.	4		183	(24)	0.0	(g)
Mirvac Group	597		741	(31)	0.0	(g)
Orica Ltd.	17		267	4	0.0	(g)
Origin Energy Ltd.	10		76	2	0.0	(g)
Qantas Airways Ltd.	24		164	11	0.0	(g)
REA Group Ltd.	1		118	2	0.0	(g)
Regis Resources Ltd.	25		112	(8)	0.0	(g)
Sandfire Resources Ltd.	8		121	(10)	0.0	(g)
Santos Ltd.	33		167	(4)	0.0	(g)
Sonic Healthcare Ltd.	2		32	1	0.0	(g)
South32 Ltd.	65		201	(26)	0.0	(g)
Stockland	10		29	(2)	0.0	(g)
Technology One Ltd.	6		133	(8)	0.0	(g)
Wesfarmers Ltd.	2		98	5	0.0	(g)
Westgold Resources Ltd.	6		23	(2)	0.0	(g)
Woodside Energy Group Ltd.	1		20	(1)	0.0	(g)

New Zealand
Xero Ltd.	3		131	(2)	0.0	(g)

Total Long Positions of Total Return Swaps			7,520	68	0.0	(g)

Total of Long and Short Positions of Total Return Swaps			(2,555)	59	0.0	(g)

COUNTERPARTY	DESCRIPTION	TERMINATION DATE	NOTIONAL VALUE (2)	NET UNREALIZED APPRECIATION/ (DEPRECIATION) ($) (3)	NET CASH AND OTHER RECEIVABLES/ PAYABLES ($)	VALUE ($)
Goldman Sachs International	The Fund receives a return on portfolio of long and short equity positions and pays or receives one day CORRA on long positions and short positions respectively, plus or minus spread (rates range from -1.24% to 0.2%) which is denominated in CAD based on the local currencies of the positions within the swap	08/18/2026	12,909	(479)	88	(391)

SEE NOTES TO FINANCIAL STATEMENTS.

JUNE 30, 2026	SIX CIRCLES TRUST	419

Six Circles Multi-Strategy Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JUNE 30, 2026 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

REFERENCE ENTITY	SHARES	NOTIONAL VALUE (2)	UNREALIZED APPRECIATION (DEPRECIATION) ($) (3)	PERCENTAGE OF NET ASSETS (%)
Short Positions
Common Stocks
Canada
Almonty Industries, Inc.	(2)	(42)	5	0.0	(g)
AltaGas Ltd.	(15)	(564)	27	0.0	(g)
Aris Mining Corp.	(18)	(307)	39	0.0	(g)
Athabasca Oil Corp.	(52)	(407)	31	0.0	(g)
AtkinsRealis Group, Inc.	(6)	(379)	(18)	0.0	(g)
Bank of Montreal	(5)	(907)	(46)	0.0	(g)
BCE, Inc.	(32)	(758)	71	0.0	(g)
Bombardier, Inc.	— (h)	(78)	(4)	0.0	(g)
CAE, Inc.	(16)	(405)	(1)	0.0	(g)
Cameco Corp.	(6)	(631)	23	0.0	(g)
Canadian Utilities Ltd.	(2)	(70)	(1)	0.0	(g)
Constellation Software, Inc./Canada	— (h)	(356)	29	0.0	(g)
Descartes Systems Group, Inc. (The)	(4)	(274)	8	0.0	(g)
Discovery Mining Ltd.	(35)	(216)	5	0.0	(g)
Eldorado Gold Corp.	(14)	(454)	29	0.0	(g)
Emera, Inc.	(9)	(494)	(9)	0.0	(g)
ERO Copper Corp.	(3)	(71)	4	0.0	(g)
Exchange Income Corp.	— (h)	(35)	— (h)	0.0	(g)
Fairfax Financial Holdings Ltd.	— (h)	(667)	(19)	0.0	(g)
G Mining Ventures Corp.	(35)	(1,048)	16	0.0	(g)
GFL Environmental, Inc.	— (h)	(16)	(1)	0.0	(g)
Gildan Activewear, Inc.	(1)	(38)	6	0.0	(g)
Great-West Lifeco, Inc.	(9)	(547)	(33)	0.0	(g)
Hydro One Ltd.	(5)	(211)	(6)	0.0	(g)
iA Financial Corp., Inc.	(2)	(295)	(19)	0.0	(g)
IAMGOLD Corp.	(25)	(438)	44	0.0	(g)
K92 Mining, Inc.	(2)	(27)	— (h)	0.0	(g)
Lundin Mining Corp.	(5)	(134)	18	0.0	(g)
MDA Space Ltd.	(8)	(319)	(31)	0.0	(g)
Metro, Inc./CN	(1)	(76)	2	0.0	(g)
National Bank of Canada	(2)	(352)	(21)	0.0	(g)
NexGen Energy Ltd.	(1)	(11)	1	0.0	(g)
Novagold Resources, Inc.	(10)	(80)	20	0.0	(g)
Nutrien Ltd.	(2)	(99)	(1)	0.0	(g)
Pembina Pipeline Corp.	(5)	(237)	1	0.0	(g)
Rogers Communications, Inc.	(2)	(59)	1	0.0	(g)
Saputo, Inc.	(4)	(128)	2	0.0	(g)
Skeena Resources Ltd.	(9)	(260)	26	0.0	(g)
Tamarack Valley Energy Ltd.	(11)	(97)	2	0.0	(g)
TC Energy Corp.	(11)	(780)	23	0.0	(g)
Torex Gold Resources, Inc.	(1)	(62)	5	0.0	(g)
Toronto-Dominion Bank (The)	(4)	(419)	(16)	0.0	(g)
Triple Flag Precious Metals Corp.	(6)	(182)	2	0.0	(g)
West Fraser Timber Co. Ltd.	(3)	(206)	6	0.0	(g)
Whitecap Resources, Inc.	(2)	(18)	2	0.0	(g)
WSP Global, Inc.	(3)	(372)	14	0.0	(g)

United States
Brookfield Asset Management Ltd.	(6)	(279)	15	0.0	(g)
Energy Fuels, Inc./Canada	(2)	(29)	2	0.0	(g)
RB Global, Inc.	(22)	(2,347)	(163)	0.0	(g)

Total Short Positions of Total Return Swaps		(16,281)	90	0.0	(g)

SEE NOTES TO FINANCIAL STATEMENTS.

420	SIX CIRCLES TRUST	JUNE 30, 2026

REFERENCE ENTITY	SHARES		NOTIONAL VALUE (2)	UNREALIZED APPRECIATION (DEPRECIATION) ($) (3)	PERCENTAGE OF NET ASSETS (%)
Long Positions
Common Stocks
Canada
Air Canada	29		457	51	0.0	(g)
Alamos Gold, Inc.	1		51	(6)	0.0	(g)
Algonquin Power & Utilities Corp.	61		364	(3)	0.0	(g)
Aritzia, Inc.	4		471	(46)	0.0	(g)
Atco Ltd./Canada	7		353	13	0.0	(g)
B2Gold Corp.	22		96	(15)	0.0	(g)
Bank of Nova Scotia (The)	18		1,526	63	0.0	(g)
Barrick Mining Corp.	63		2,617	(289)	0.0	(g)
Brookfield Corp.	34		1,517	(83)	0.0	(g)
Canadian Apartment Properties REIT	7		164	(2)	0.0	(g)
Canadian Imperial Bank of Commerce	3		353	9	0.0	(g)
Canadian National Railway Co.	8		926	29	0.0	(g)
Canadian Natural Resources Ltd.	31		1,321	(113)	0.0	(g)
Canadian Tire Corp. Ltd.	6		762	21	0.0	(g)
Capital Power Corp.	2		113	1	0.0	(g)
Capstone Copper Corp.	29		309	(46)	0.0	(g)
CCL Industries, Inc.	7		398	40	0.0	(g)
Centerra Gold, Inc.	18		303	(16)	0.0	(g)
CGI, Inc.	13		814	5	0.0	(g)
Colliers International Group, Inc.	2		224	— (h)	0.0	(g)
DPM Metals, Inc.	7		248	(9)	0.0	(g)
Element Fleet Management Corp.	30		596	32	0.0	(g)
Enbridge, Inc.	19		1,041	(20)	0.0	(g)
Finning International, Inc.	3		238	1	0.0	(g)
First Majestic Silver Corp.	10		180	(8)	0.0	(g)
FirstService Corp.	1		105	— (h)	0.0	(g)
Fortis, Inc./Canada	11		635	8	0.0	(g)
Fortuna Mining Corp.	14		132	(12)	0.0	(g)
George Weston Ltd.	9		660	(7)	0.0	(g)
Gibson Energy, Inc.	5		97	(2)	0.0	(g)
Hudbay Minerals, Inc.	2		50	(8)	0.0	(g)
IGM Financial, Inc.	6		340	(9)	0.0	(g)
Imperial Oil Ltd.	1		82	(4)	0.0	(g)
Intact Financial Corp.	5		920	66	0.0	(g)
Kinross Gold Corp.	34		909	(110)	0.0	(g)
Loblaw Cos. Ltd.	25		1,150	(5)	0.0	(g)
Lundin Gold, Inc.	4		245	(13)	0.0	(g)
LunR Royalties Corp.	1		11	(1)	0.0	(g)
Magna International, Inc.	13		852	(5)	0.0	(g)
Manulife Financial Corp.	15		600	6	0.0	(g)
Northland Power, Inc.	25		406	(8)	0.0	(g)
OceanaGold Corp.	3		77	(7)	0.0	(g)
Open Text Corp.	1		11	1	0.0	(g)
OR Royalties, Inc.	—	(h)	12	— (h)	0.0	(g)
Quebecor, Inc.	18		869	(8)	0.0	(g)
RioCan Real Estate Investment Trust	14		222	(1)	0.0	(g)
Seabridge Gold, Inc.	2		39	— (h)	0.0	(g)
South Bow Corp.	14		496	(19)	0.0	(g)
Suncor Energy, Inc.	2		105	(8)	0.0	(g)
Thomson Reuters Corp.	13		1,068	30	0.0	(g)
TMX Group Ltd.	5		197	(20)	0.0	(g)
Toromont Industries Ltd.	1		75	8	0.0	(g)

SEE NOTES TO FINANCIAL STATEMENTS.

JUNE 30, 2026	SIX CIRCLES TRUST	421

Six Circles Multi-Strategy Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JUNE 30, 2026 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

REFERENCE ENTITY	SHARES		NOTIONAL VALUE (2)	UNREALIZED APPRECIATION (DEPRECIATION) ($) (3)	PERCENTAGE OF NET ASSETS (%)
Long Positions — continued
Common Stocks — continued
Canada — continued
Tourmaline Oil Corp.	23		968	(20)	0.0	(g)
TransAlta Corp.	21		275	9	0.0	(g)
Wheaton Precious Metals Corp.	—	(h)	54	(4)	0.0	(g)

United States
Restaurant Brands International, Inc.	27		2,018	(28)	0.0	(g)
SSR Mining, Inc.	2		68	(7)	0.0	(g)

Total Long Positions of Total Return Swaps			29,190	(569)	0.0	(g)

Total of Long and Short Positions of Total Return Swaps			12,909	(479)	0.0	(g)

COUNTERPARTY	DESCRIPTION	TERMINATION DATE	NOTIONAL VALUE (2)	NET UNREALIZED APPRECIATION/ (DEPRECIATION) ($) (3)	NET CASH AND OTHER RECEIVABLES/ PAYABLES ($)	VALUE ($)
Goldman Sachs International	The Fund receives a return on portfolio of long and short equity positions and pays or receives one day SARON on long positions and short positions respectively, plus or minus spread (rates range from -0.26% to 0.26%) which is denominated in CHF based on the local currencies of the positions within the swap	08/19/2026	(6,181)	(301)	(17)	(318)

REFERENCE ENTITY	SHARES	NOTIONAL VALUE (2)	UNREALIZED APPRECIATION (DEPRECIATION) ($) (3)	PERCENTAGE OF NET ASSETS (%)
Short Positions
Common Stocks
Switzerland
Alcon AG	(11)	(687)	(22)	0.0	(g)
Avolta AG	(1)	(50)	(2)	0.0	(g)
Banque Cantonale Vaudoise	— (h)	(59)	(1)	0.0	(g)
Belimo Holding AG	— (h)	(113)	— (h)	0.0	(g)
Cie Financiere Richemont SA	(2)	(510)	(12)	0.0	(g)
Galderma Group AG	(1)	(149)	(10)	0.0	(g)
Geberit AG	(1)	(371)	(15)	0.0	(g)
Givaudan SA	— (h)	(234)	(16)	0.0	(g)
Huber + Suhner AG	— (h)	(45)	3	0.0	(g)
Novartis AG	(27)	(3,952)	(209)	0.0	(g)
Partners Group Holding AG	— (h)	(12)	1	0.0	(g)
Roche Holding AG	(3)	(1,058)	(19)	0.0	(g)
Sandoz Group AG	(4)	(313)	(28)	0.0	(g)
Swiss Life Holding AG	— (h)	(416)	(8)	0.0	(g)
Swiss Prime Site AG	(1)	(236)	— (h)	0.0	(g)
Swiss Re AG	(9)	(1,351)	(79)	0.0	(g)
Swisscom AG	— (h)	(223)	8	0.0	(g)
UBS Group AG	(7)	(348)	(2)	0.0	(g)

Total Short Positions of Total Return Swaps		(10,127)	(411)	0.0	(g)

SEE NOTES TO FINANCIAL STATEMENTS.

422	SIX CIRCLES TRUST	JUNE 30, 2026

REFERENCE ENTITY	SHARES		NOTIONAL VALUE (2)	UNREALIZED APPRECIATION (DEPRECIATION) ($) (3)	PERCENTAGE OF NET ASSETS (%)
Long Positions
Common Stocks
Switzerland
ABB Ltd.	7		752	46	0.0	(g)
Accelleron Industries AG	1		129	10	0.0	(g)
Barry Callebaut AG	—	(h)	21	— (h)	0.0	(g)
BKW AG	—	(h)	9	— (h)	0.0	(g)
Chocoladefabriken Lindt & Spruengli AG	—	(h)	215	6	0.0	(g)
EMS-Chemie Holding AG	—	(h)	141	(3)	0.0	(g)
Flughafen Zurich AG	—	(h)	75	1	0.0	(g)
Holcim AG	1		90	(5)	0.0	(g)
Julius Baer Group Ltd.	1		72	4	0.0	(g)
Logitech International SA	1		135	(16)	0.0	(g)
Lonza Group AG	—	(h)	100	10	0.0	(g)
Nestle SA	8		793	39	0.0	(g)
PSP Swiss Property AG	1		95	(2)	0.0	(g)
Schindler Holding AG	1		329	4	0.0	(g)
SGS SA	3		338	14	0.0	(g)
SIG Group AG	6		94	7	0.0	(g)
Sika AG	—	(h)	10	— (h)	0.0	(g)
Sonova Holding AG	—	(h)	109	(5)	0.0	(g)
Straumann Holding AG	1		75	— (h)	0.0	(g)
Sunrise Communications AG	—	(h)	21	(1)	0.0	(g)
Swatch Group AG (The)	—	(h)	81	(3)	0.0	(g)
Swissquote Group Holding SA	—	(h)	19	(1)	0.0	(g)
Temenos AG	2		168	1	0.0	(g)
VAT Group AG	—	(h)	75	4	0.0	(g)

Total Long Positions of Total Return Swaps			3,946	110	0.0	(g)

Total of Long and Short Positions of Total Return Swaps			(6,181)	(301)	0.0	(g)

COUNTERPARTY	DESCRIPTION	TERMINATION DATE	NOTIONAL VALUE (2)	NET UNREALIZED APPRECIATION/ (DEPRECIATION) ($) (3)	NET CASH AND OTHER RECEIVABLES/ PAYABLES ($)	VALUE ($)
Goldman Sachs International	The Fund receives a return on portfolio of long and short equity positions and pays or receives one day DESTR on long positions and short positions respectively, plus or minus spread (rates range from -0.26% to 0.26%) which is denominated in DKK based on the local currencies of the positions within the swap	08/19/2026	(1,938)	(68)	(3)	(71)

REFERENCE ENTITY	SHARES	NOTIONAL VALUE (2)	UNREALIZED APPRECIATION (DEPRECIATION) ($) (3)	PERCENTAGE OF NET ASSETS (%)
Short Positions
Common Stocks
Denmark
Carlsberg A/S	(1)	(120)	(2)	0.0	(g)
Coloplast A/S	(4)	(247)	5	0.0	(g)
DSV A/S	(4)	(1,016)	26	0.0	(g)

SEE NOTES TO FINANCIAL STATEMENTS.

JUNE 30, 2026	SIX CIRCLES TRUST	423

Six Circles Multi-Strategy Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JUNE 30, 2026 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

REFERENCE ENTITY	SHARES	NOTIONAL VALUE (2)	UNREALIZED APPRECIATION (DEPRECIATION) ($) (3)	PERCENTAGE OF NET ASSETS (%)
Short Positions — continued
Common Stocks — continued
Denmark — continued
NKT A/S	(1)	(119)	2	0.0	(g)
Novo Nordisk A/S	(15)	(671)	(68)	0.0	(g)
Novonesis Novozymes B	(6)	(351)	(30)	0.0	(g)
ROCKWOOL A/S	(7)	(235)	8	0.0	(g)
Zealand Pharma A/S	— (h)	(21)	— (h)	0.0	(g)

Total Short Positions of Total Return Swaps		(2,780)	(59)	0.0	(g)

Long Positions
Common Stocks
Denmark
AP Moller - Maersk A/S	— (h)	155	(9)	0.0	(g)
Genmab A/S	— (h)	2	— (h)	0.0	(g)
Tryg A/S	22	516	(9)	0.0	(g)
Vestas Wind Systems A/S	6	169	9	0.0	(g)

Total Long Positions of Total Return Swaps		842	(9)	0.0	(g)

Total of Long and Short Positions of Total Return Swaps		(1,938)	(68)	0.0	(g)

COUNTERPARTY	DESCRIPTION	TERMINATION DATE	NOTIONAL VALUE (2)	NET UNREALIZED APPRECIATION/ (DEPRECIATION) ($) (3)	NET CASH AND OTHER RECEIVABLES/ PAYABLES ($)	VALUE ($)
Goldman Sachs International	The Fund receives a return on portfolio of long and short equity positions and pays or receives one day €STER on long positions and short positions respectively, plus or minus spread (rates range from -1.16% to 0.26%) which is denominated in EUR based on the local currencies of the positions within the swap	08/19/2026	(577)	687	(158)	529

REFERENCE ENTITY	SHARES	NOTIONAL VALUE (2)	UNREALIZED APPRECIATION (DEPRECIATION) ($) (3)	PERCENTAGE OF NET ASSETS (%)
Short Positions
Common Stocks
Austria
BAWAG Group AG	(2)	(374)	(21)	0.0	(g)
Raiffeisen Bank International AG	(4)	(240)	(16)	0.0	(g)
Verbund AG	(1)	(83)	2	0.0	(g)

Belgium
Aedifica SA	(1)	(51)	(1)	0.0	(g)
D’ieteren Group	(2)	(446)	1	0.0	(g)
Elia Group SA	(2)	(341)	(15)	0.0	(g)
KBC Group NV	(3)	(410)	(12)	0.0	(g)
Syensqo SA	(2)	(153)	7	0.0	(g)

Finland
Fortum OYJ	(7)	(155)	(2)	0.0	(g)
Kesko OYJ	(9)	(196)	3	0.0	(g)

SEE NOTES TO FINANCIAL STATEMENTS.

424	SIX CIRCLES TRUST	JUNE 30, 2026

REFERENCE ENTITY	SHARES	NOTIONAL VALUE (2)	UNREALIZED APPRECIATION (DEPRECIATION) ($) (3)	PERCENTAGE OF NET ASSETS (%)
Short Positions — continued
Common Stocks — continued

Finland — continued
Neste OYJ	(1)	(40)	(3)	0.0	(g)
Nordea Bank Abp	(14)	(259)	(2)	0.0	(g)
Orion OYJ	(1)	(41)	(3)	0.0	(g)
Stora Enso OYJ	(8)	(87)	5	0.0	(g)
UPM-Kymmene OYJ	(5)	(142)	8	0.0	(g)

France
Aeroports de Paris SA	(2)	(260)	(8)	0.0	(g)
Air France-KLM	(1)	(10)	(1)	0.0	(g)
Air Liquide SA	(4)	(841)	(36)	0.0	(g)
Amundi SA	(3)	(311)	(3)	0.0	(g)
Arkema SA	(3)	(171)	8	0.0	(g)
Bollore SE	(126)	(781)	198	0.0	(g)
Bouygues SA	(6)	(373)	14	0.0	(g)
Carrefour SA	(34)	(635)	9	0.0	(g)
Cie de Saint-Gobain SA	(3)	(270)	(4)	0.0	(g)
Dassault Aviation SA	(4)	(1,189)	40	0.0	(g)
Edenred SE	(3)	(67)	(5)	0.0	(g)
Eiffage SA	(4)	(576)	(1)	0.0	(g)
Gaztransport Et Technigaz SA	(1)	(289)	25	0.0	(g)
Gecina SA	(2)	(166)	1	0.0	(g)
Hermes International SCA	— (h)	(293)	20	0.0	(g)
Kering SA	(1)	(444)	28	0.0	(g)
L’Oreal SA	(1)	(397)	3	0.0	(g)
Pernod Ricard SA	(1)	(74)	(1)	0.0	(g)
Renault SA	(16)	(524)	68	0.0	(g)
Rexel SA	(4)	(147)	(8)	0.0	(g)
Safran SA	(3)	(1,055)	(4)	0.0	(g)
Sartorius Stedim Biotech	(4)	(854)	(31)	0.0	(g)
Schneider Electric SE	(1)	(263)	(6)	0.0	(g)
SCOR SE	(5)	(184)	(3)	0.0	(g)
SOITEC	— (h)	(64)	10	0.0	(g)
Technip Energies NV	(1)	(53)	4	0.0	(g)
Teleperformance SE	(2)	(123)	21	0.0	(g)
Thales SA	(2)	(614)	— (h)	0.0	(g)
Unibail-Rodamco-Westfield	(7)	(778)	(17)	0.0	(g)
Veolia Environnement SA	(7)	(297)	(7)	0.0	(g)

Germany
AIXTRON SE	(1)	(54)	6	0.0	(g)
Bayerische Motoren Werke AG	(14)	(1,072)	161	0.0	(g)
Beiersdorf AG	(3)	(235)	(16)	0.0	(g)
CTS Eventim AG & Co. KGaA	(2)	(126)	5	0.0	(g)
Hannover Rueck SE	— (h)	(19)	(1)	0.0	(g)
Henkel AG & Co. KGaA	(15)	(1,185)	(71)	0.0	(g)
Infineon Technologies AG	(1)	(87)	(1)	0.0	(g)
Knorr-Bremse AG	(5)	(572)	1	0.0	(g)
MTU Aero Engines AG	— (h)	(99)	(8)	0.0	(g)
Porsche Automobil Holding SE	(6)	(217)	30	0.0	(g)
RENK Group AG	(4)	(189)	13	0.0	(g)
Rheinmetall AG	— (h)	(127)	11	0.0	(g)
Sartorius AG	(2)	(454)	(1)	0.0	(g)
Talanx AG	(2)	(182)	(14)	0.0	(g)

SEE NOTES TO FINANCIAL STATEMENTS.

JUNE 30, 2026	SIX CIRCLES TRUST	425

Six Circles Multi-Strategy Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JUNE 30, 2026 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

REFERENCE ENTITY	SHARES	NOTIONAL VALUE (2)	UNREALIZED APPRECIATION (DEPRECIATION) ($) (3)	PERCENTAGE OF NET ASSETS (%)
Short Positions — continued
Common Stocks — continued

Germany — continued
thyssenkrupp AG	(17)	(218)	18	0.0	(g)
TUI AG	(9)	(71)	1	0.0	(g)
Zalando SE	(16)	(434)	(18)	0.0	(g)

Ireland
AIB Group plc	(96)	(1,122)	(3)	0.0	(g)
Bank of Ireland Group plc	(30)	(605)	(1)	0.0	(g)
Kingspan Group plc	(2)	(216)	11	0.0	(g)
Ryanair Holdings plc	(18)	(517)	(30)	0.0	(g)

Italy
A2A SpA	(56)	(144)	1	0.0	(g)
BPER Banca SPA	(12)	(184)	(2)	0.0	(g)
Buzzi SpA	(7)	(396)	25	0.0	(g)
Ferrari NV	(4)	(1,324)	(21)	0.0	(g)
Fincantieri SpA	— (h)	(5)	1	0.0	(g)
FinecoBank Banca Fineco SpA	(10)	(265)	3	0.0	(g)
Lottomatica Group Spa	(5)	(166)	15	0.0	(g)
Moncler SpA	(13)	(802)	45	0.0	(g)
Terna — Rete Elettrica Nazionale	(26)	(307)	(3)	0.0	(g)

Luxembourg
ArcelorMittal SA	— (h)	(13)	1	0.0	(g)
CVC Capital Partners plc	(15)	(235)	10	0.0	(g)

Netherlands
ABN AMRO Bank NV	(78)	(3,151)	(170)	0.0	(g)
Adyen NV	— (h)	(450)	20	0.0	(g)
Aegon Ltd.	(6)	(50)	— (h)	0.0	(g)
Airbus SE	(4)	(906)	(49)	0.0	(g)
Argenx SE	(1)	(641)	(42)	0.0	(g)
EXOR NV	(6)	(495)	1	0.0	(g)
Ferrovial NV	(9)	(567)	(17)	0.0	(g)
Heineken Holding NV	(4)	(297)	(13)	0.0	(g)
Heineken NV	(13)	(1,023)	(47)	0.0	(g)
IMCD NV	— (h)	(12)	1	0.0	(g)
Prosus NV	(24)	(1,060)	40	0.0	(g)
SBM Offshore NV	(3)	(107)	8	0.0	(g)
Universal Music Group NV	(14)	(283)	(6)	0.0	(g)

Portugal
Banco Comercial Portugues SA	(383)	(425)	(27)	0.0	(g)
Jeronimo Martins SGPS SA	(3)	(70)	3	0.0	(g)

Spain
Acerinox SA	(1)	(22)	— (h)	0.0	(g)
Aena SME SA	(39)	(1,193)	(7)	0.0	(g)
Amadeus IT Group SA	(2)	(127)	3	0.0	(g)
Banco de Sabadell SA	(261)	(902)	(23)	0.0	(g)
EDP Renewables SA	(5)	(80)	(4)	0.0	(g)
Endesa SA	— (h)	(18)	(1)	0.0	(g)
Mapfre SA	(137)	(653)	(24)	0.0	(g)
Merlin Properties Socimi SA	(17)	(301)	1	0.0	(g)
Solaria Energia y Medio Ambiente SA	— (h)	(11)	1	0.0	(g)

SEE NOTES TO FINANCIAL STATEMENTS.

426	SIX CIRCLES TRUST	JUNE 30, 2026

REFERENCE ENTITY	SHARES		NOTIONAL VALUE (2)	UNREALIZED APPRECIATION (DEPRECIATION) ($) (3)	PERCENTAGE OF NET ASSETS (%)
Short Positions — continued
Common Stocks — continued
Switzerland
STMicroelectronics NV	(7)		(520)	30	0.0	(g)

United Kingdom
International Consolidated Airlines Group SA	(7)		(41)	(2)	0.0	(g)

Total Short Positions of Total Return Swaps			(40,168)	109	0.0	(g)

Long Positions
Common Stocks
Austria
Erste Group Bank AG	2		302	15	0.0	(g)
OMV AG	—	(h)	10	— (h)	0.0	(g)
voestalpine AG	2		94	(12)	0.0	(g)

Belgium
Ageas SA	3		192	8	0.0	(g)
Anheuser-Busch InBev SA	1		84	2	0.0	(g)
Financiere de Tubize SA	—	(h)	5	— (h)	0.0	(g)
Groupe Bruxelles Lambert NV	3		260	(3)	0.0	(g)
Sofina SA	—	(h)	27	1	0.0	(g)
UCB SA	—	(h)	12	— (h)	0.0	(g)

Finland
Elisa OYJ	1		56	(4)	0.0	(g)
Kone OYJ	1		51	1	0.0	(g)
Sampo OYJ	26		274	3	0.0	(g)
Wartsila OYJ Abp	3		110	3	0.0	(g)

France
Accor SA	13		720	31	0.0	(g)
AXA SA	24		1,157	55	0.0	(g)
BioMerieux	—	(h)	10	— (h)	0.0	(g)
BNP Paribas SA	8		940	33	0.0	(g)
Bureau Veritas SA	4		132	4	0.0	(g)
Capgemini SE	4		467	(33)	0.0	(g)
Covivio SA	3		164	(5)	0.0	(g)
Credit Agricole SA	2		36	1	0.0	(g)
Danone SA	6		445	36	0.0	(g)
Dassault Systemes SE	8		155	5	0.0	(g)
Engie SA	3		106	1	0.0	(g)
EssilorLuxottica SA	4		770	(84)	0.0	(g)
Ipsen SA	1		229	18	0.0	(g)
Klepierre SA	8		329	4	0.0	(g)
Legrand SA	5		804	72	0.0	(g)
LVMH Moet Hennessy Louis Vuitton SE	—	(h)	91	(5)	0.0	(g)
Publicis Groupe SA	15		1,569	(59)	0.0	(g)
Sanofi SA	4		307	(2)	0.0	(g)
Societe Generale SA	1		71	1	0.0	(g)
SPIE SA	5		268	2	0.0	(g)
Valeo SE	6		108	(15)	0.0	(g)
Vinci SA	5		727	— (h)	0.0	(g)

Germany
Allianz SE	17		7,785	383	0.0	(g)
BASF SE	7		365	(14)	0.0	(g)

SEE NOTES TO FINANCIAL STATEMENTS.

JUNE 30, 2026	SIX CIRCLES TRUST	427

Six Circles Multi-Strategy Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JUNE 30, 2026 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

REFERENCE ENTITY	SHARES		NOTIONAL VALUE (2)	UNREALIZED APPRECIATION (DEPRECIATION) ($) (3)	PERCENTAGE OF NET ASSETS (%)

Long Positions — continued
Common Stocks — continued

Germany — continued
Continental AG	3		279	(5)	0.0	(g)
Deutsche Bank AG	1		48	(1)	0.0	(g)
Deutsche Boerse AG	1		352	(13)	0.0	(g)
Deutsche Post AG	3		164	3	0.0	(g)
Deutsche Telekom AG	5		149	(21)	0.0	(g)
Evonik Industries AG	1		21	— (h)	0.0	(g)
Fresenius Medical Care AG	2		83	(2)	0.0	(g)
Fresenius SE & Co. KGaA	1		60	2	0.0	(g)
Heidelberg Materials AG	1		262	(27)	0.0	(g)
K+S AG	2		25	1	0.0	(g)
KION Group AG	1		53	(2)	0.0	(g)
LEG Immobilien SE	1		46	2	0.0	(g)
Mercedes-Benz Group AG	2		115	(13)	0.0	(g)
Merck KGaA	1		98	10	0.0	(g)
Nemetschek SE	1		87	(5)	0.0	(g)
Nordex SE	1		67	9	0.0	(g)
Rational AG	—	(h)	113	(3)	0.0	(g)
RWE AG	10		649	6	0.0	(g)
SAP SE	3		538	(35)	0.0	(g)
Scout24 SE	1		46	(3)	0.0	(g)
Siemens AG	1		292	— (h)	0.0	(g)
Siemens Energy AG	7		1,311	81	0.0	(g)
Vonovia SE	39		937	37	0.0	(g)

Ireland
Kerry Group plc	6		502	36	0.0	(g)

Italy
Azimut Holding SpA	7		293	(14)	0.0	(g)
Banca Mediolanum SpA	18		446	13	0.0	(g)
Enel SpA	128		1,431	35	0.0	(g)
Intesa Sanpaolo SpA	389		2,616	46	0.0	(g)
Italgas SpA	4		43	(2)	0.0	(g)
Leonardo SpA	2		103	(10)	0.0	(g)
Poste Italiane SpA	2		69	— (h)	0.0	(g)
Prysmian SpA	—	(h)	45	— (h)	0.0	(g)
Snam SpA	2		17	— (h)	0.0	(g)
UniCredit SpA	6		512	25	0.0	(g)
Unipol Assicurazioni SpA	4		123	1	0.0	(g)

Luxembourg
Eurofins Scientific SE	1		94	8	0.0	(g)

Netherlands
ASM International NV	—	(h)	142	(3)	0.0	(g)
ASML Holding NV	—	(h)	512	31	0.0	(g)
ASR Nederland NV	7		562	3	0.0	(g)
BE Semiconductor Industries NV	1		233	(21)	0.0	(g)
Euronext NV	2		346	(19)	0.0	(g)
ING Groep NV	20		616	24	0.0	(g)
Koninklijke Ahold Delhaize NV	2		92	(2)	0.0	(g)
Koninklijke KPN NV	1		4	— (h)	0.0	(g)
Koninklijke Philips NV	14		358	10	0.0	(g)
NN Group NV	6		479	19	0.0	(g)

SEE NOTES TO FINANCIAL STATEMENTS.

428	SIX CIRCLES TRUST	JUNE 30, 2026

REFERENCE ENTITY	SHARES	NOTIONAL VALUE (2)	UNREALIZED APPRECIATION (DEPRECIATION) ($) (3)	PERCENTAGE OF NET ASSETS (%)

Long Positions — continued
Common Stocks — continued

Netherlands — continued
QIAGEN NV	6	216	14	0.0	(g)
Wolters Kluwer NV	6	429	(26)	0.0	(g)

Portugal
EDP SA	88	443	15	0.0	(g)

Spain
ACS Actividades de Construccion y Servicios SA	6	430	14	0.0	(g)
Banco Bilbao Vizcaya Argentaria SA	6	147	9	0.0	(g)
Banco Santander SA	23	296	16	0.0	(g)
CaixaBank SA	43	599	14	0.0	(g)
Cellnex Telecom SA	6	190	(10)	0.0	(g)
Enagas SA	29	587	(25)	0.0	(g)
Industria de Diseno Textil SA	3	177	(5)	0.0	(g)
Naturgy Energy Group SA	17	576	(31)	0.0	(g)
Telefonica SA	145	641	(58)	0.0	(g)
Unicaja Banco SA	57	195	7	0.0	(g)

Total Long Positions of Total Return Swaps		39,591	578	0.0	(g)

Total of Long and Short Positions of Total Return Swaps		(577)	687	0.0	(g)

COUNTERPARTY	DESCRIPTION	TERMINATION DATE	NOTIONAL VALUE (2)	NET UNREALIZED APPRECIATION/ (DEPRECIATION) ($) (3)	NET CASH AND OTHER RECEIVABLES/ PAYABLES ($)	VALUE ($)
Goldman Sachs International	The Fund receives a return on portfolio of long and short equity positions and pays or receives one day SONIA on long positions and short positions respectively, plus or minus spread (rates range from -0.25% to 0.25%) which is denominated in GBP based on the local currencies of the positions within the swap	08/19/2026	(3,206)	(237)	7	(230)

REFERENCE ENTITY	SHARES	NOTIONAL VALUE (2)	UNREALIZED APPRECIATION (DEPRECIATION) ($) (3)	PERCENTAGE OF NET ASSETS (%)
Short Positions
Common Stocks
Australia
Greatland Resources Ltd.	(10)	(102)	17	0.0	(g)

Bermuda
Hiscox Ltd.	(16)	(362)	(18)	0.0	(g)

Ireland
Experian plc	(8)	(259)	2	0.0	(g)

Mexico
Fresnillo plc	(4)	(149)	21	0.0	(g)

SEE NOTES TO FINANCIAL STATEMENTS.

JUNE 30, 2026	SIX CIRCLES TRUST	429

Six Circles Multi-Strategy Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JUNE 30, 2026 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

REFERENCE ENTITY	SHARES	NOTIONAL VALUE (2)	UNREALIZED APPRECIATION (DEPRECIATION) ($) (3)	PERCENTAGE OF NET ASSETS (%)
Short Positions — continued
Common Stocks — continued
Peru
Hochschild Mining plc	(1)	(8)	2	0.0	(g)

South Africa
Pan African Resources plc	(31)	(48)	8	0.0	(g)

Switzerland
Coca-Cola HBC AG	(1)	(90)	(6)	0.0	(g)

United Kingdom
3i Group plc	(6)	(182)	(12)	0.0	(g)
Admiral Group plc	(5)	(233)	(7)	0.0	(g)
Anglo American plc	(2)	(133)	13	0.0	(g)
Autotrader Group plc	(9)	(53)	(3)	0.0	(g)
Berkeley Group Holdings plc	(1)	(42)	— (h)	0.0	(g)
BT Group plc	(32)	(85)	5	0.0	(g)
Bunzl plc	(15)	(521)	(16)	0.0	(g)
Centrica plc	(44)	(107)	6	0.0	(g)
Convatec Group plc	(22)	(59)	(3)	0.0	(g)
Croda International plc	(3)	(103)	— (h)	0.0	(g)
Diageo plc	(9)	(179)	(2)	0.0	(g)
Drax Group plc	(2)	(25)	— (h)	0.0	(g)
easyJet plc	(10)	(69)	(8)	0.0	(g)
Games Workshop Group plc	(1)	(206)	(17)	0.0	(g)
GSK plc	(35)	(918)	(11)	0.0	(g)
Haleon plc	(120)	(535)	(19)	0.0	(g)
Halma plc	(10)	(525)	10	0.0	(g)
Howden Joinery Group plc	(10)	(103)	(4)	0.0	(g)
International Consolidated Airlines Group SA	(135)	(810)	(47)	0.0	(g)
JD Sports Fashion plc	(61)	(70)	1	0.0	(g)
Land Securities Group plc	(21)	(183)	2	0.0	(g)
LondonMetric Property plc	(42)	(103)	(2)	0.0	(g)
Marks & Spencer Group plc	(68)	(338)	3	0.0	(g)
Melrose Industries plc	(33)	(205)	(4)	0.0	(g)
National Grid plc	(12)	(197)	(6)	0.0	(g)
Persimmon plc	(7)	(103)	— (h)	0.0	(g)
RELX plc	(16)	(536)	19	0.0	(g)
Rentokil Initial plc	(119)	(709)	37	0.0	(g)
Rightmove plc	(4)	(24)	— (h)	0.0	(g)
Rolls-Royce Holdings plc	(21)	(376)	(20)	0.0	(g)
Segro plc	(16)	(166)	(23)	0.0	(g)
Severn Trent plc	(1)	(28)	(1)	0.0	(g)
Spirax Group plc	(1)	(65)	— (h)	0.0	(g)
SSE plc	(26)	(829)	(21)	0.0	(g)
Tritax Big Box REIT plc	(22)	(44)	(2)	0.0	(g)
Unilever plc	(13)	(763)	(30)	0.0	(g)
UNITE Group plc (The)	(10)	(68)	2	0.0	(g)
United Utilities Group plc	(7)	(114)	(2)	0.0	(g)
Whitbread plc	(11)	(364)	— (h)	0.0	(g)
Wise Group plc	(36)	(393)	(37)	0.0	(g)

United States
Sunbelt Rentals Holdings, Inc.	— (h)	— (h)	— (h)	0.0	(g)

Total Short Positions of Total Return Swaps		(11,584)	(173)	0.0	(g)

SEE NOTES TO FINANCIAL STATEMENTS.

430	SIX CIRCLES TRUST	JUNE 30, 2026

REFERENCE ENTITY	SHARES		NOTIONAL VALUE (2)	UNREALIZED APPRECIATION (DEPRECIATION) ($) (3)	PERCENTAGE OF NET ASSETS (%)
Long Positions
Common Stocks
Chile
Antofagasta plc	2		95	(10)	0.0	(g)

United Kingdom
Airtel Africa plc	8		41	(4)	0.0	(g)
Aviva plc	22		188	6	0.0	(g)
BAE Systems plc	1		34	— (h)	0.0	(g)
Balfour Beatty plc	6		67	1	0.0	(g)
Barratt Redrow plc	4		13	2	0.0	(g)
Bellway plc	1		18	2	0.0	(g)
BP plc	97		666	(64)	0.0	(g)
Burberry Group plc	11		163	(13)	0.0	(g)
Diploma plc	2		164	4	0.0	(g)
Endeavour Mining plc	2		115	(10)	0.0	(g)
Entain plc	8		64	(3)	0.0	(g)
Hikma Pharmaceuticals plc	2		42	1	0.0	(g)
IG Group Holdings plc	2		44	(2)	0.0	(g)
IMI plc	4		171	1	0.0	(g)
Imperial Brands plc	21		770	(1)	0.0	(g)
Informa plc	8		89	6	0.0	(g)
J Sainsbury plc	54		225	6	0.0	(g)
Johnson Matthey plc	4		97	(9)	0.0	(g)
Kingfisher plc	54		203	(2)	0.0	(g)
Legal & General Group plc	75		281	4	0.0	(g)
Lloyds Banking Group plc	219		298	25	0.0	(g)
London Stock Exchange Group plc	—	(h)	10	(1)	0.0	(g)
M&G plc	20		87	3	0.0	(g)
NatWest Group plc	4		32	3	0.0	(g)
Next plc	2		314	8	0.0	(g)
Reckitt Benckiser Group plc	6		371	22	0.0	(g)
Sage Group plc (The)	63		686	(9)	0.0	(g)
Shell plc	33		1,357	(65)	0.0	(g)
Smiths Group plc	13		435	1	0.0	(g)
St James’s Place plc	13		194	7	0.0	(g)
Standard Chartered plc	16		412	14	0.0	(g)
Standard Life plc	13		136	6	0.0	(g)
Taylor Wimpey plc	216		220	11	0.0	(g)
Tesco plc	43		265	(3)	0.0	(g)
Vodafone Group plc	8		11	(1)	0.0	(g)

Total Long Positions of Total Return Swaps			8,378	(64)	0.0	(g)

Total of Long and Short Positions of Total Return Swaps			(3,206)	(237)	0.0	(g)

SEE NOTES TO FINANCIAL STATEMENTS.

JUNE 30, 2026	SIX CIRCLES TRUST	431

Six Circles Multi-Strategy Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JUNE 30, 2026 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

COUNTERPARTY	DESCRIPTION	TERMINATION DATE	NOTIONAL VALUE (2)	NET UNREALIZED APPRECIATION/ (DEPRECIATION) ($) (3)	NET CASH AND OTHER RECEIVABLES/ PAYABLES ($)	VALUE ($)
Goldman Sachs International	The Fund receives a return on portfolio of long and short equity positions and pays or receives one day HONIA on long positions and short positions respectively, plus or minus spread (rates range from -0.3% to 0.3%) which is denominated in HKD based on the local currencies of the positions within the swap	08/19/2026	1,617	(84)	33	(51)

REFERENCE ENTITY	SHARES	NOTIONAL VALUE (2)	UNREALIZED APPRECIATION (DEPRECIATION) ($) (3)	PERCENTAGE OF NET ASSETS (%)
Short Positions
Common Stocks
Hong Kong
BOC Hong Kong Holdings Ltd.	(38)	(229)	26	0.0	(g)
CK Infrastructure Holdings Ltd.	(21)	(153)	(3)	0.0	(g)
CLP Holdings Ltd.	(17)	(158)	(1)	0.0	(g)
Henderson Land Development Co. Ltd.	(1)	(3)	— (h)	0.0	(g)
HKT Trust & HKT Ltd.	(25)	(38)	1	0.0	(g)
Hong Kong & China Gas Co. Ltd.	(182)	(156)	5	0.0	(g)
MTR Corp. Ltd.	(27)	(108)	5	0.0	(g)
Sino Land Co. Ltd.	(47)	(67)	6	0.0	(g)
Sun Hung Kai Properties Ltd.	(6)	(91)	6	0.0	(g)
Swire Pacific Ltd.	(8)	(80)	2	0.0	(g)

Total Short Positions of Total Return Swaps		(1,083)	47	0.0	(g)

Long Positions
Common Stocks
Hong Kong
AIA Group Ltd.	142	1,385	(91)	0.0	(g)
CK Asset Holdings Ltd.	8	48	(3)	0.0	(g)
CK Hutchison Holdings Ltd.	16	138	(8)	0.0	(g)
Galaxy Entertainment Group Ltd.	96	373	(13)	0.0	(g)
Guotai Junan International Holdings Ltd.	253	70	(6)	0.0	(g)
Link REIT	51	242	(3)	0.0	(g)
SITC International Holdings Co. Ltd.	4	18	(2)	0.0	(g)
WH Group Ltd.	36	41	(3)	0.0	(g)
Wharf Real Estate Investment Co. Ltd.	5	14	— (h)	0.0	(g)

Macau
Sands China Ltd.	143	260	(22)	0.0	(g)

Singapore
ASMPT Ltd.	4	111	20	0.0	(g)

Total Long Positions of Total Return Swaps		2,700	(131)	0.0	(g)

Total of Long and Short Positions of Total Return Swaps		1,617	(84)	0.0	(g)

SEE NOTES TO FINANCIAL STATEMENTS.

432	SIX CIRCLES TRUST	JUNE 30, 2026

COUNTERPARTY	DESCRIPTION	TERMINATION DATE	NOTIONAL VALUE (2)	NET UNREALIZED APPRECIATION/ (DEPRECIATION) ($) (3)	NET CASH AND OTHER RECEIVABLES/ PAYABLES ($)		VALUE ($)
Goldman Sachs International	The Fund receives a return on portfolio of long and short equity positions and pays or receives one day SHIR on long positions and short positions respectively, plus or minus spread (rates range from -2.6% to 0.55%) which is denominated in ILS based on the local currencies of the positions within the swap	08/19/2026	(165)	7	—	(h)	7

REFERENCE ENTITY	SHARES		NOTIONAL VALUE (2)	UNREALIZED APPRECIATION (DEPRECIATION) ($) (3)		PERCENTAGE OF NET ASSETS (%)
Short Positions
Common Stocks
Israel
Azrieli Group Ltd.	—	(h)	(57)	2		0.0	(g)
Clal Insurance Enterprises Holdings Ltd.	—	(h)	(9)	—	(h)	0.0	(g)
Mizrahi Tefahot Bank Ltd.	(3)		(182)	—	(h)	0.0	(g)
Next Vision Stabilized Systems Ltd.	—	(h)	(33)	6		0.0	(g)
Phoenix Financial Ltd.	(1)		(79)	—		0.0

Total Short Positions of Total Return Swaps			(360)	8		0.0	(g)

Long Positions
Common Stocks
Israel
Bank Leumi Le-Israel BM	4		95	—	(h)	0.0	(g)
Elbit Systems Ltd.	—	(h)	59	(3)		0.0	(g)
Israel Discount Bank Ltd.	3		31	1		0.0	(g)
Nova Ltd.	—	(h)	10	1		0.0	(g)

Total Long Positions of Total Return Swaps			195	(1)		0.0	(g)

Total of Long and Short Positions of Total Return Swaps			(165)	7		0.0	(g)

COUNTERPARTY	DESCRIPTION	TERMINATION DATE	NOTIONAL VALUE (2)	NET UNREALIZED APPRECIATION/ (DEPRECIATION) ($) (3)	NET CASH AND OTHER RECEIVABLES/ PAYABLES ($)	VALUE ($)
Goldman Sachs International	The Fund receives a return on portfolio of long and short equity positions and pays or receives one day MUTSC on long positions and short positions respectively, plus or minus spread (rates range from -0.25% to 0.25%) which is denominated in JPY based on the local currencies of the positions within the swap	08/19/2026	(2,141)	(493)	104	(389)

SEE NOTES TO FINANCIAL STATEMENTS.

JUNE 30, 2026	SIX CIRCLES TRUST	433

Six Circles Multi-Strategy Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JUNE 30, 2026 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

REFERENCE ENTITY	SHARES	NOTIONAL VALUE (2)	UNREALIZED APPRECIATION (DEPRECIATION) ($) (3)	PERCENTAGE OF NET ASSETS (%)
Short Positions
Common Stocks
Japan
Advantest Corp.	(2)	(358)	— (h)	0.0	(g)
Aeon Co. Ltd.	(7)	(58)	2	0.0	(g)
AGC, Inc.	(1)	(41)	2	0.0	(g)
Ajinomoto Co., Inc.	(2)	(59)	(6)	0.0	(g)
Asahi Group Holdings Ltd.	(23)	(209)	(5)	0.0	(g)
Asahi Intecc Co. Ltd.	(2)	(35)	(2)	0.0	(g)
Asics Corp.	(16)	(434)	11	0.0	(g)
Bandai Namco Holdings, Inc.	(24)	(526)	(28)	0.0	(g)
Capcom Co. Ltd.	(7)	(120)	(9)	0.0	(g)
Central Japan Railway Co.	(36)	(737)	(27)	0.0	(g)
Chiba Bank Ltd./The	(21)	(332)	7	0.0	(g)
Chubu Electric Power Co., Inc.	(59)	(1,037)	(74)	0.0	(g)
Chugai Pharmaceutical Co. Ltd.	(3)	(114)	(2)	0.0	(g)
Daifuku Co. Ltd.	(2)	(81)	(2)	0.0	(g)
Dexerials Corp.	(2)	(42)	— (h)	0.0	(g)
East Japan Railway Co.	(3)	(70)	1	0.0	(g)
Ebara Corp.	(9)	(324)	(3)	0.0	(g)
Electric Power Development Co. Ltd.	(9)	(211)	17	0.0	(g)
Fast Retailing Co. Ltd.	(4)	(1,795)	(38)	0.0	(g)
Food & Life Cos. Ltd.	(1)	(19)	— (h)	0.0	(g)
FUJIFILM Holdings Corp.	(30)	(641)	(8)	0.0	(g)
Furukawa Electric Co. Ltd.	(2)	(49)	— (h)	0.0	(g)
GS Yuasa Corp.	(3)	(113)	(3)	0.0	(g)
Hankyu Hanshin Holdings, Inc.	(34)	(950)	54	0.0	(g)
Hikari Tsushin, Inc.	(2)	(331)	4	0.0	(g)
Inpex Corp.	(12)	(254)	17	0.0	(g)
Isetan Mitsukoshi Holdings Ltd.	(15)	(337)	(38)	0.0	(g)
Iyogin Holdings, Inc.	(1)	(18)	— (h)	0.0	(g)
J Front Retailing Co. Ltd.	(13)	(189)	(91)	0.0	(g)
Japan Exchange Group, Inc.	(22)	(294)	21	0.0	(g)
Japan Petroleum Exploration Co. Ltd.	(8)	(79)	3	0.0	(g)
Japan Post Bank Co. Ltd.	(1)	(12)	— (h)	0.0	(g)
Japan Post Insurance Co. Ltd.	(15)	(146)	4	0.0	(g)
Japan Steel Works Ltd./The	(1)	(56)	— (h)	0.0	(g)
JFE Holdings, Inc.	(11)	(116)	6	0.0	(g)
JX Advanced Metals Corp.	(1)	(23)	(4)	0.0	(g)
Keyence Corp.	(1)	(279)	(20)	0.0	(g)
Kikkoman Corp.	(39)	(380)	(24)	0.0	(g)
Kinden Corp.	(1)	(63)	(6)	0.0	(g)
Kioxia Holdings Corp.	(1)	(391)	5	0.0	(g)
Kirin Holdings Co. Ltd.	(59)	(967)	(46)	0.0	(g)
Komatsu Ltd.	(14)	(579)	45	0.0	(g)
Konami Group Corp.	(6)	(698)	46	0.0	(g)
Kurita Water Industries Ltd.	(1)	(75)	(4)	0.0	(g)
Kyocera Corp.	(6)	(140)	5	0.0	(g)
Kyoto Financial Group, Inc.	(4)	(99)	— (h)	0.0	(g)
Kyowa Kirin Co. Ltd.	(13)	(188)	(16)	0.0	(g)
Maruwa Co. Ltd./Aichi	(1)	(424)	(12)	0.0	(g)
MatsukiyoCocokara & Co.	(20)	(280)	(8)	0.0	(g)
Mebuki Financial Group, Inc.	(35)	(308)	— (h)	0.0	(g)
Meiko Electronics Co. Ltd.	(1)	(206)	(4)	0.0	(g)
Mercari, Inc.	(6)	(130)	(13)	0.0	(g)

SEE NOTES TO FINANCIAL STATEMENTS.

434	SIX CIRCLES TRUST	JUNE 30, 2026

REFERENCE ENTITY	SHARES	NOTIONAL VALUE (2)	UNREALIZED APPRECIATION (DEPRECIATION) ($) (3)	PERCENTAGE OF NET ASSETS (%)
Short Positions — continued
Common Stocks — continued
Japan — continued
Micronics Japan Co. Ltd.	— (h)	(10)	— (h)	0.0	(g)
MISUMI Group, Inc.	(10)	(226)	(10)	0.0	(g)
Mitsubishi Chemical Group Corp.	(28)	(192)	—	0.0
Mitsui E&S Co. Ltd.	(1)	(14)	1	0.0	(g)
Mizuho Financial Group, Inc.	(3)	(129)	1	0.0	(g)
MonotaRO Co. Ltd.	(6)	(71)	(2)	0.0	(g)
MS&AD Insurance Group Holdings, Inc.	(6)	(143)	— (h)	0.0	(g)
NIDEC Corp.,	(8)	(136)	4	0.0	(g)
Nippon Building Fund, Inc.	(1)	(537)	(8)	0.0	(g)
NIPPON EXPRESS HOLDINGS, Inc.	(3)	(84)	— (h)	0.0	(g)
Nippon Paint Holdings Co. Ltd.	(51)	(336)	5	0.0	(g)
Nippon Sanso Holdings Corp.	(7)	(246)	(16)	0.0	(g)
Nippon Steel Corp.	(6)	(20)	1	0.0	(g)
Nissan Motor Co. Ltd.	(65)	(142)	23	0.0	(g)
Nissin Foods Holdings Co. Ltd.	(5)	(89)	(2)	0.0	(g)
Niterra Co. Ltd.	(1)	(31)	(1)	0.0	(g)
NTT, Inc.	(1,355)	(1,221)	12	0.0	(g)
Obic Co. Ltd.	(10)	(241)	1	0.0	(g)
Oji Holdings Corp.	(8)	(37)	— (h)	0.0	(g)
Olympus Corp.	(17)	(172)	(1)	0.0	(g)
Omron Corp.	(9)	(322)	1	0.0	(g)
Organo Corp.	(1)	(50)	— (h)	0.0	(g)
ORIX Corp.	(4)	(161)	3	0.0	(g)
Osaka Gas Co. Ltd.	(1)	(44)	— (h)	0.0	(g)
Rakuten Bank Ltd.	(7)	(224)	(2)	0.0	(g)
Resona Holdings, Inc.	(30)	(405)	18	0.0	(g)
Resonac Holdings Corp.	(3)	(373)	14	0.0	(g)
Ryohin Keikaku Co. Ltd.	(12)	(272)	7	0.0	(g)
SCREEN Holdings Co. Ltd.	(1)	(101)	(20)	0.0	(g)
Seibu Holdings, Inc.	(14)	(261)	(12)	0.0	(g)
Sekisui Chemical Co. Ltd.	(5)	(67)	(4)	0.0	(g)
Shimadzu Corp.	(13)	(296)	(28)	0.0	(g)
Shimano, Inc.	(1)	(70)	(4)	0.0	(g)
Shionogi & Co. Ltd.	(13)	(230)	— (h)	0.0	(g)
Shiseido Co. Ltd.	(1)	(8)	— (h)	0.0	(g)
SKY Perfect JSAT Corp.	(1)	(26)	4	0.0	(g)
SMC Corp.	— (h)	(86)	(1)	0.0	(g)
SoftBank Group Corp.	(9)	(325)	— (h)	0.0	(g)
Sojitz Corp.	(8)	(248)	7	0.0	(g)
Sompo Holdings, Inc.	(24)	(937)	1	0.0	(g)
Subaru Corp.	(12)	(191)	13	0.0	(g)
Sumitomo Corp.	(63)	(634)	36	0.0	(g)
Sumitomo Forestry Co. Ltd.	(5)	(44)	1	0.0	(g)
Suntory Beverage & Food Ltd.	(29)	(762)	(37)	0.0	(g)
SWCC Corp.	— (h)	(24)	(1)	0.0	(g)
Takashimaya Co. Ltd.	(8)	(108)	(17)	0.0	(g)
Toho Co. Ltd./Tokyo	(30)	(241)	(2)	0.0	(g)
Tokio Marine Holdings, Inc.	(5)	(211)	3	0.0	(g)
Tokyu Corp.	(24)	(252)	3	0.0	(g)
TOPPAN Holdings, Inc.	(7)	(190)	(30)	0.0	(g)
Toray Industries, Inc.	(6)	(43)	2	0.0	(g)
TOTO Ltd.	(3)	(146)	(8)	0.0	(g)

SEE NOTES TO FINANCIAL STATEMENTS.

JUNE 30, 2026	SIX CIRCLES TRUST	435

Six Circles Multi-Strategy Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JUNE 30, 2026 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

REFERENCE ENTITY	SHARES	NOTIONAL VALUE (2)	UNREALIZED APPRECIATION (DEPRECIATION) ($) (3)	PERCENTAGE OF NET ASSETS (%)
Short Positions — continued
Common Stocks — continued
Japan — continued
Toyo Suisan Kaisha Ltd.	(11)	(664)	(39)	0.0	(g)
Toyota Motor Corp.	(20)	(352)	21	0.0	(g)
Toyota Tsusho Corp.	(21)	(852)	69	0.0	(g)
West Japan Railway Co.	(16)	(256)	(16)	0.0	(g)
Yokogawa Electric Corp.	(7)	(216)	(20)	0.0	(g)
Yokohama Financial Group, Inc.	(6)	(69)	1	0.0	(g)
Yokohama Rubber Co. Ltd./The	(3)	(119)	8	0.0	(g)
Zensho Holdings Co. Ltd.	(10)	(507)	6	0.0	(g)
ZOZO, Inc.	(11)	(73)	(4)	0.0	(g)

Total Short Positions of Total Return Swaps		(29,954)	(262)	0.0	(g)

Long Positions
Common Stocks
Japan
Aisin Corp.	20	298	(23)	0.0	(g)
Amada Co. Ltd.	11	207	(9)	0.0	(g)
Anritsu Corp.	1	31	4	0.0	(g)
Asahi Kasei Corp.	9	102	1	0.0	(g)
Astellas Pharma, Inc.	2	27	— (h)	0.0	(g)
BayCurrent, Inc.	5	159	16	0.0	(g)
Bridgestone Corp.	17	359	(11)	0.0	(g)
CyberAgent, Inc.	20	162	8	0.0	(g)
Dai Nippon Printing Co. Ltd.	16	258	28	0.0	(g)
Daiichi Life Group, Inc.	40	435	1	0.0	(g)
Daiichi Sankyo Co. Ltd.	5	80	2	0.0	(g)
Daito Trust Construction Co. Ltd.	19	357	3	0.0	(g)
Daiwa House Industry Co. Ltd.	29	791	5	0.0	(g)
Daiwa Securities Group, Inc.	24	237	— (h)	0.0	(g)
Denso Corp.	30	352	(6)	0.0	(g)
Dentsu Group, Inc.	9	175	— (h)	0.0	(g)
DMG Mori Co. Ltd.	1	15	— (h)	0.0	(g)
Dowa Holdings Co. Ltd.	1	41	(4)	0.0	(g)
Eisai Co. Ltd.	10	228	18	0.0	(g)
ENEOS Holdings, Inc.	42	318	(12)	0.0	(g)
FANUC Corp.	2	77	— (h)	0.0	(g)
Fuji Electric Co. Ltd.	2	213	(13)	0.0	(g)
Fujitsu Ltd.	10	203	(1)	0.0	(g)
Fukuoka Financial Group, Inc.	3	137	(2)	0.0	(g)
Hamamatsu Photonics KK	12	194	3	0.0	(g)
Hitachi Construction Machinery Co. Ltd.	9	314	(17)	0.0	(g)
Horiba Ltd.	1	98	3	0.0	(g)
Hulic Co. Ltd.	2	18	— (h)	0.0	(g)
INFRONEER Holdings, Inc.	11	185	(3)	0.0	(g)
ITOCHU Corp.	58	678	(14)	0.0	(g)
Japan Airlines Co. Ltd.	— (h)	5	— (h)	0.0	(g)
Japan Post Holdings Co. Ltd.	94	1,320	(67)	0.0	(g)
Japan Tobacco, Inc.	41	1,519	(15)	0.0	(g)
Kajima Corp.	14	509	(21)	0.0	(g)
Kandenko Co. Ltd.	8	329	18	0.0	(g)
Kansai Electric Power Co., Inc. (The)	7	106	(4)	0.0	(g)
Kao Corp.	36	667	42	0.0	(g)
Kobe Bussan Co. Ltd.	2	24	1	0.0	(g)

SEE NOTES TO FINANCIAL STATEMENTS.

436	SIX CIRCLES TRUST	JUNE 30, 2026

REFERENCE ENTITY	SHARES		NOTIONAL VALUE (2)	UNREALIZED APPRECIATION (DEPRECIATION) ($) (3)	PERCENTAGE OF NET ASSETS (%)

Long Positions — continued
Common Stocks — continued
Japan — continued
Kobe Steel Ltd.	1		16	(1)	0.0	(g)
LY Corp.	48		121	7	0.0	(g)
MEIJI Holdings Co. Ltd.	1		11	— (h)	0.0	(g)
Mitsubishi Corp.	4		105	(8)	0.0	(g)
Mitsubishi Electric Corp.	19		697	— (h)	0.0	(g)
Mitsubishi Gas Chemical Co., Inc.	1		22	(1)	0.0	(g)
Mitsubishi HC Capital, Inc.	80		654	(5)	0.0	(g)
Mitsubishi Heavy Industries Ltd.	1		20	— (h)	0.0	(g)
Mitsubishi UFJ Financial Group, Inc.	31		626	(7)	0.0	(g)
Mitsui & Co. Ltd.	35		1,050	(74)	0.0	(g)
Mitsui Chemicals, Inc.	31		415	(10)	0.0	(g)
Mitsui Fudosan Co. Ltd.	40		388	(16)	0.0	(g)
Mitsui OSK Lines Ltd.	1		18	(1)	0.0	(g)
Murata Manufacturing Co. Ltd.	10		594	79	0.0	(g)
NEC Corp.	11		254	6	0.0	(g)
NGK Corp.	9		367	50	0.0	(g)
NH Foods Ltd.	5		180	(4)	0.0	(g)
Nippon Electric Glass Co. Ltd.	4		153	8	0.0	(g)
Nippon Yusen KK	7		224	(12)	0.0	(g)
Nissan Chemical Corp.	4		168	14	0.0	(g)
Nitto Denko Corp.	13		240	4	0.0	(g)
Nomura Holdings, Inc.	32		276	— (h)	0.0	(g)
Nomura Research Institute Ltd.	15		410	2	0.0	(g)
NSK Ltd.	17		126	(7)	0.0	(g)
Obayashi Corp.	21		438	(9)	0.0	(g)
Ono Pharmaceutical Co. Ltd.	91		1,271	68	0.0	(g)
Otsuka Corp.	4		60	(1)	0.0	(g)
Otsuka Holdings Co. Ltd.	—	(h)	20	— (h)	0.0	(g)
Pan Pacific International Holdings Corp.	14		73	(1)	0.0	(g)
Penta-Ocean Construction Co. Ltd.	3		30	(2)	0.0	(g)
Rakuten Group, Inc.	49		224	4	0.0	(g)
Ricoh Co. Ltd.	14		126	(5)	0.0	(g)
Rohm Co. Ltd.	2		80	(1)	0.0	(g)
Secom Co. Ltd.	1		24	— (h)	0.0	(g)
Seiko Epson Corp.	21		366	(18)	0.0	(g)
Sekisui House Ltd.	2		35	— (h)	0.0	(g)
Seven & i Holdings Co. Ltd.	6		77	1	0.0	(g)
Shimizu Corp.	32		528	(33)	0.0	(g)
Shizuoka Financial Group, Inc.	12		221	(7)	0.0	(g)
SoftBank Corp.	62		81	(1)	0.0	(g)
Sony Group Corp.	61		1,248	(15)	0.0	(g)
Square Enix Holdings Co. Ltd.	2		23	— (h)	0.0	(g)
Sumitomo Chemical Co. Ltd.	95		336	(37)	0.0	(g)
Sumitomo Heavy Industries Ltd.	4		148	(11)	0.0	(g)
Sumitomo Metal Mining Co. Ltd.	8		458	(86)	0.0	(g)
Sumitomo Mitsui Financial Group, Inc.	3		112	(3)	0.0	(g)
Sumitomo Mitsui Trust Group, Inc.	14		533	— (h)	0.0	(g)
Sumitomo Rubber Industries Ltd.	6		84	(7)	0.0	(g)
Suzuki Motor Corp.	2		20	— (h)	0.0	(g)
Sysmex Corp.	26		231	8	0.0	(g)
Taisei Corp.	2		140	(8)	0.0	(g)
Taiyo Yuden Co. Ltd.	1		92	8	0.0	(g)

SEE NOTES TO FINANCIAL STATEMENTS.

JUNE 30, 2026	SIX CIRCLES TRUST	437

Six Circles Multi-Strategy Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JUNE 30, 2026 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

REFERENCE ENTITY	SHARES		NOTIONAL VALUE (2)	UNREALIZED APPRECIATION (DEPRECIATION) ($) (3)	PERCENTAGE OF NET ASSETS (%)

Long Positions — continued
Common Stocks — continued
Japan — continued
Takeda Pharmaceutical Co. Ltd.	4		135	2	0.0	(g)
THK Co. Ltd.	19		847	(14)	0.0	(g)
Tokyo Metro Co. Ltd.	23		194	5	0.0	(g)
Tokyo Seimitsu Co. Ltd.	—	(h)	49	1	0.0	(g)
Tokyo Tatemono Co. Ltd.	1		12	— (h)	0.0	(g)
Tokyu Fudosan Holdings Corp.	19		157	(5)	0.0	(g)
Tosoh Corp.	31		579	(21)	0.0	(g)
Toyo Tire Corp.	3		77	(4)	0.0	(g)
Trend Micro, Inc./Japan	9		321	6	0.0	(g)

Total Long Positions of Total Return Swaps			27,813	(231)	0.0	(g)

Total of Long and Short Positions of Total Return Swaps			(2,141)	(493)	0.0	(g)

COUNTERPARTY	DESCRIPTION	TERMINATION DATE	NOTIONAL VALUE (2)	NET UNREALIZED APPRECIATION/ (DEPRECIATION) ($) (3)	NET CASH AND OTHER RECEIVABLES/ PAYABLES ($)	VALUE ($)
Goldman Sachs International	The Fund receives a return on portfolio of long and short equity positions and pays or receives one day NOWA on long positions and short positions respectively, plus or minus spread (rates range from -0.26% to 0.26%) which is denominated in NOK based on the local currencies of the positions within the swap	08/19/2026	159	(56)	13	(43)

REFERENCE ENTITY	SHARES	NOTIONAL VALUE (2)	UNREALIZED APPRECIATION (DEPRECIATION) ($) (3)	PERCENTAGE OF NET ASSETS (%)
Short Positions
Common Stocks
Norway
DNB Bank ASA	(12)	(338)	(7)	0.0	(g)
Gjensidige Forsikring ASA	(5)	(140)	(2)	0.0	(g)
Norsk Hydro ASA	(15)	(160)	20	0.0	(g)
Orkla ASA	(21)	(214)	(9)	0.0	(g)
Yara International ASA	(6)	(262)	17	0.0	(g)

Total Short Positions of Total Return Swaps		(1,114)	19	0.0	(g)

Long Positions
Common Stocks
Norway
Aker BP ASA	26	834	(47)	0.0	(g)
Mowi ASA	3	69	(5)	0.0	(g)
Telenor ASA	3	41	(2)	0.0	(g)
Var Energi ASA	74	329	(21)	0.0	(g)

Total Long Positions of Total Return Swaps		1,273	(75)	0.0	(g)

Total of Long and Short Positions of Total Return Swaps		159	(56)	0.0	(g)

SEE NOTES TO FINANCIAL STATEMENTS.

438	SIX CIRCLES TRUST	JUNE 30, 2026

COUNTERPARTY	DESCRIPTION	TERMINATION DATE	NOTIONAL VALUE (2)	NET UNREALIZED APPRECIATION/ (DEPRECIATION) ($) (3)	NET CASH AND OTHER RECEIVABLES/ PAYABLES ($)	VALUE ($)
Goldman Sachs International	The Fund receives a return on portfolio of long and short equity positions and pays or receives one day RBNZ on long positions and short positions respectively, plus or minus spread (rates range from -0.4% to -0.4%) which is denominated in NZD based on the local currencies of the positions within the swap	08/19/2026	(203)	(7)	(2)	(9)

REFERENCE ENTITY	SHARES	NOTIONAL VALUE (2)	UNREALIZED APPRECIATION (DEPRECIATION) ($) (3)	PERCENTAGE OF NET ASSETS (%)
Short Positions
Common Stocks
New Zealand
Infratil Ltd.	(24)	(203)	(7)	0.0	(g)

Total Short Positions of Total Return Swaps		(203)	(7)	0.0	(g)

Total of Long and Short Positions of Total Return Swaps		(203)	(7)	0.0	(g)

COUNTERPARTY	DESCRIPTION	TERMINATION DATE	NOTIONAL VALUE (2)	NET UNREALIZED APPRECIATION/ (DEPRECIATION) ($) (3)	NET CASH AND OTHER RECEIVABLES/ PAYABLES ($)	VALUE ($)
Goldman Sachs International	The Fund receives a return on portfolio of long and short equity positions and pays or receives one month STIBOR on long positions and short positions respectively, plus or minus spread (rates range from -0.26% to 0.26%) which is denominated in SEK based on the local currencies of the positions within the swap	08/19/2026	959	(57)	26	(31)

REFERENCE ENTITY	SHARES	NOTIONAL VALUE (2)	UNREALIZED APPRECIATION (DEPRECIATION) ($) (3)		PERCENTAGE OF NET ASSETS (%)
Short Positions
Common Stocks
Sweden
Alfa Laval AB	(1)	(59)	(3)		0.0	(g)
Epiroc AB	(5)	(131)	3		0.0	(g)
Essity AB	(25)	(673)	(24)		0.0	(g)
Fastighets AB Balder	(12)	(65)	(1)		0.0	(g)
Industrivarden AB	— (h)	— (h)	—	(h)	0.0	(g)
Investment AB Latour	(5)	(92)	—	(h)	0.0	(g)
Investor AB	(21)	(815)	(41)		0.0	(g)
L E Lundbergforetagen AB	(9)	(513)	(14)		0.0	(g)
Nibe Industrier AB	— (h)	(1)	—	(h)	0.0	(g)
Norion Bank AB	— (h)	— (h)	—	(h)	0.0	(g)
Saab AB	(3)	(162)	—	(h)	0.0	(g)

SEE NOTES TO FINANCIAL STATEMENTS.

JUNE 30, 2026	SIX CIRCLES TRUST	439

Six Circles Multi-Strategy Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JUNE 30, 2026 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

REFERENCE ENTITY	SHARES	NOTIONAL VALUE (2)	UNREALIZED APPRECIATION (DEPRECIATION) ($) (3)	PERCENTAGE OF NET ASSETS (%)
Short Positions — continued
Common Stocks — continued
Sweden — continued
Sagax AB	(4)	(68)	1	0.0	(g)
Skandinaviska Enskilda Banken AB	(2)	(42)	— (h)	0.0	(g)
Svenska Cellulosa AB SCA	(122)	(1,279)	28	0.0	(g)
Swedbank AB	(21)	(767)	(31)	0.0	(g)
Telefonaktiebolaget LM Ericsson	(15)	(175)	10	0.0	(g)

Total Short Positions of Total Return Swaps		(4,842)	(72)	0.0	(g)

Long Positions
Common Stocks
Sweden
AddTech AB	7	235	12	0.0	(g)
Assa Abloy AB	7	251	2	0.0	(g)
Atlas Copco AB	39	751	26	0.0	(g)
Beijer Ref AB	— (h)	2	— (h)	0.0	(g)
Castellum AB	2	30	1	0.0	(g)
Evolution AB	— (h)	18	(1)	0.0	(g)
H & M Hennes & Mauritz AB	23	395	(3)	0.0	(g)
Industrivarden AB	1	62	3	0.0	(g)
Indutrade AB	7	145	6	0.0	(g)
Lifco AB	5	158	4	0.0	(g)
Sandvik AB	7	271	8	0.0	(g)
Securitas AB	25	402	11	0.0	(g)
Skanska AB	29	721	46	0.0	(g)
SKF AB	12	294	4	0.0	(g)
Svenska Handelsbanken AB	12	179	5	0.0	(g)
Tele2 AB	65	1,214	(79)	0.0	(g)
Telia Co. AB	119	606	(28)	0.0	(g)
Trelleborg AB	2	67	(2)	0.0	(g)

Total Long Positions of Total Return Swaps		5,801	15	0.0	(g)

Total of Long and Short Positions of Total Return Swaps		959	(57)	0.0	(g)

COUNTERPARTY	DESCRIPTION	TERMINATION DATE	NOTIONAL VALUE (2)	NET UNREALIZED APPRECIATION/ (DEPRECIATION) ($) (3)	NET CASH AND OTHER RECEIVABLES/ PAYABLES ($)	VALUE($)
Goldman Sachs International	The Fund receives a return on portfolio of long and short equity positions and pays or receives one day SORA on long positions and short positions respectively, plus or minus spread (rates range from -0.87% to 0.3%) which is denominated in SGD based on the local currencies of the positions within the swap	08/19/2026	(1,424)	(91)	1	(90)

REFERENCE ENTITY	SHARES	NOTIONAL VALUE (2)	UNREALIZED APPRECIATION (DEPRECIATION) ($) (3)	PERCENTAGE OF NET ASSETS (%)
Short Positions
Common Stocks
China
Yangzijiang Shipbuilding Holdings Ltd.	(6)	(17)	1	0.0	(g)

SEE NOTES TO FINANCIAL STATEMENTS.

440	SIX CIRCLES TRUST	JUNE 30, 2026

REFERENCE ENTITY	SHARES	NOTIONAL VALUE (2)	UNREALIZED APPRECIATION (DEPRECIATION) ($) (3)	PERCENTAGE OF NET ASSETS (%)
Short Positions
Common Stocks
Singapore
Oversea-Chinese Banking Corp. Ltd.	(24)	(440)	(20)	0.0	(g)
Sembcorp Industries Ltd.	(38)	(181)	(4)	0.0	(g)
Singapore Airlines Ltd.	(99)	(550)	(39)	0.0	(g)
Singapore Exchange Ltd.	(29)	(512)	(19)	0.0	(g)
United Overseas Bank Ltd.	(1)	(18)	(1)	0.0	(g)
Wilmar International Ltd.	(25)	(68)	(1)	0.0	(g)

Total Short Positions of Total Return Swaps		(1,786)	(83)	0.0	(g)

Long Positions
Common Stocks
Singapore
CapitaLand Ascendas REIT	30	59	(1)	0.0	(g)
CapitaLand Investment Ltd./Singapore	10	19	(1)	0.0	(g)
Seatrium Ltd.	48	74	(1)	0.0	(g)
Singapore Technologies Engineering Ltd.	23	188	(6)	0.0	(g)
Singapore Telecommunications Ltd.	7	22	1	0.0	(g)

Total Long Positions of Total Return Swaps		362	(8)	0.0	(g)

Total of Long and Short Positions of Total Return Swaps		(1,424)	(91)	0.0	(g)

COUNTERPARTY	DESCRIPTION	TERMINATION DATE	NOTIONAL VALUE (2)	NET UNREALIZED APPRECIATION/ (DEPRECIATION) ($) (3)	NET CASH AND OTHER RECEIVABLES/ PAYABLES ($)	VALUE ($)
Goldman Sachs International	The Fund receives a return on portfolio of long and short equity positions and pays or receives one day FEDEF on long positions and short positions respectively, plus or minus spread (rates range from -4.12% to 0.2%) which is denominated in USD based on the local currencies of the positions within the swap	08/18/2026	(8,980)	(121)	(41)	(162)

REFERENCE ENTITY	SHARES	NOTIONAL VALUE (2)	UNREALIZED APPRECIATION (DEPRECIATION) ($) (3)	PERCENTAGE OF NET ASSETS (%)
Short Positions
Common Stocks
Bermuda
Axis Capital Holdings Ltd.	— (h)	(14)	(1)	0.0	(g)
Everest Group Ltd.	(2)	(574)	(32)	0.0	(g)
Golar LNG Ltd.	(1)	(65)	2	0.0	(g)

Canada
Lululemon Athletica, Inc.	— (h)	(11)	— (h)	0.0	(g)

Finland
Amer Sports, Inc.	(9)	(329)	19	0.0	(g)

Ireland
Allegion plc	— (h)	(11)	(1)	0.0	(g)
Jazz Pharmaceuticals plc	(1)	(289)	(13)	0.0	(g)

SEE NOTES TO FINANCIAL STATEMENTS.

JUNE 30, 2026	SIX CIRCLES TRUST	441

Six Circles Multi-Strategy Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JUNE 30, 2026 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

REFERENCE ENTITY	SHARES	NOTIONAL VALUE (2)	UNREALIZED APPRECIATION (DEPRECIATION) ($) (3)	PERCENTAGE OF NET ASSETS (%)
Short Positions — continued
Common Stocks — continued

Ireland — continued
Medtronic plc	(2)	(179)	5	0.0	(g)

Israel
Cellebrite DI Ltd.	(1)	(9)	(1)	0.0	(g)
Monday.com Ltd.	(2)	(132)	8	0.0	(g)

Singapore
Grab Holdings Ltd.	(4)	(13)	(1)	0.0	(g)

Switzerland
Amrize Ltd.	(2)	(122)	2	0.0	(g)
Chubb Ltd.	(1)	(244)	(9)	0.0	(g)

Thailand
Fabrinet	(1)	(382)	42	0.0	(g)

United Kingdom
Aon plc	(5)	(1,626)	(11)	0.0	(g)
CNH Industrial NV	(28)	(297)	(15)	0.0	(g)
Coca-Cola Europacific Partners plc	(8)	(803)	(5)	0.0	(g)
Marex Group plc	(1)	(84)	2	0.0	(g)
Willis Towers Watson plc	— (h)	(124)	(2)	0.0	(g)

United States
AAON, Inc.	(1)	(133)	4	0.0	(g)
Advanced Micro Devices, Inc.	— (h)	(24)	(1)	0.0	(g)
Affirm Holdings, Inc.	(1)	(44)	(6)	0.0	(g)
AGCO Corp.	(2)	(250)	(16)	0.0	(g)
Air Products and Chemicals, Inc.	(1)	(247)	(9)	0.0	(g)
Albertsons Cos., Inc.	(34)	(507)	45	0.0	(g)
Alcoa Corp.	(2)	(136)	25	0.0	(g)
Allison Transmission Holdings, Inc.	(2)	(238)	13	0.0	(g)
Amentum Holdings, Inc.	(1)	(21)	2	0.0	(g)
American Homes 4 Rent	(6)	(186)	(5)	0.0	(g)
American International Group, Inc.	(4)	(288)	1	0.0	(g)
American Water Works Co., Inc.	(2)	(205)	(8)	0.0	(g)
Annaly Capital Management, Inc.	(8)	(169)	(1)	0.0	(g)
Antero Midstream Corp.	(11)	(248)	(13)	0.0	(g)
APA Corp.	(5)	(190)	12	0.0	(g)
Appfolio, Inc.	— (h)	(48)	(1)	0.0	(g)
AptarGroup, Inc.	(4)	(480)	(29)	0.0	(g)
Argan, Inc.	— (h)	(15)	(2)	0.0	(g)
Arista Networks, Inc.	(1)	(87)	— (h)	0.0	(g)
Armstrong World Industries, Inc.	— (h)	(35)	— (h)	0.0	(g)
Arrowhead Pharmaceuticals, Inc.	(1)	(95)	(5)	0.0	(g)
Arthur J Gallagher & Co.	(4)	(798)	(51)	0.0	(g)
Assurant, Inc.	— (h)	(76)	(3)	0.0	(g)
Atmos Energy Corp.	(2)	(368)	(6)	0.0	(g)
Aurora Innovation, Inc.	(8)	(53)	(4)	0.0	(g)
Automatic Data Processing, Inc.	— (h)	(78)	— (h)	0.0	(g)
AutoZone, Inc.	— (h)	(71)	(2)	0.0	(g)
Avantor, Inc.	(1)	(7)	— (h)	0.0	(g)
Avery Dennison Corp.	— (h)	(73)	(1)	0.0	(g)
Axon Enterprise, Inc.	— (h)	(104)	(27)	0.0	(g)

SEE NOTES TO FINANCIAL STATEMENTS.

442	SIX CIRCLES TRUST	JUNE 30, 2026

REFERENCE ENTITY	SHARES	NOTIONAL VALUE (2)	UNREALIZED APPRECIATION (DEPRECIATION) ($) (3)	PERCENTAGE OF NET ASSETS (%)
Short Positions — continued
Common Stocks — continued

United States — continued
Axsome Therapeutics, Inc.	(1)	(314)	11	0.0	(g)
Baker Hughes Co.	(1)	(37)	4	0.0	(g)
Bank of New York Mellon Corp. (The)	(2)	(263)	(4)	0.0	(g)
Baxter International, Inc.	(2)	(37)	(1)	0.0	(g)
BJ’s Wholesale Club Holdings, Inc.	(1)	(66)	2	0.0	(g)
Boeing Co. (The)	— (h)	(50)	— (h)	0.0	(g)
Boyd Gaming Corp.	— (h)	(21)	— (h)	0.0	(g)
Bridgebio Pharma, Inc.	(1)	(63)	(6)	0.0	(g)
BrightSpring Health Services, Inc.	(1)	(88)	(8)	0.0	(g)
Broadridge Financial Solutions, Inc.	(1)	(103)	4	0.0	(g)
Brown & Brown, Inc.	(9)	(523)	(43)	0.0	(g)
Builders FirstSource, Inc.	(3)	(265)	(40)	0.0	(g)
Burlington Stores, Inc.	(1)	(402)	24	0.0	(g)
BWX Technologies, Inc.	— (h)	(31)	— (h)	0.0	(g)
CACI International, Inc.	— (h)	(108)	9	0.0	(g)
Cadence Design Systems, Inc.	(1)	(399)	19	0.0	(g)
Carvana Co.	(4)	(248)	11	0.0	(g)
Casella Waste Systems, Inc.	(3)	(299)	(30)	0.0	(g)
Casey’s General Stores, Inc.	— (h)	(196)	17	0.0	(g)
Cencora, Inc.	— (h)	(53)	— (h)	0.0	(g)
CenterPoint Energy, Inc.	(16)	(668)	(15)	0.0	(g)
CF Industries Holdings, Inc.	— (h)	(21)	— (h)	0.0	(g)
Church & Dwight Co., Inc.	(4)	(439)	6	0.0	(g)
Ciena Corp.	— (h)	(57)	(3)	0.0	(g)
Cincinnati Financial Corp.	(6)	(933)	(87)	0.0	(g)
Clean Harbors, Inc.	(2)	(478)	(25)	0.0	(g)
Clorox Co. (The)	(1)	(108)	1	0.0	(g)
CNX Resources Corp.	(1)	(48)	(1)	0.0	(g)
Coeur Mining, Inc.	(3)	(52)	6	0.0	(g)
Coherent Corp.	— (h)	(69)	(1)	0.0	(g)
Coinbase Global, Inc.	— (h)	(51)	7	0.0	(g)
Columbia Banking System, Inc.	(4)	(136)	(5)	0.0	(g)
Compass, Inc.	(6)	(59)	(20)	0.0	(g)
ConocoPhillips	(4)	(414)	31	0.0	(g)
Consolidated Edison, Inc.	(1)	(161)	(4)	0.0	(g)
Constellation Energy Corp.	(1)	(137)	8	0.0	(g)
Cooper Cos., Inc. (The)	(1)	(96)	(6)	0.0	(g)
Corcept Therapeutics, Inc.	— (h)	(15)	(1)	0.0	(g)
Core & Main, Inc.	(5)	(239)	(3)	0.0	(g)
CoreWeave, Inc.	— (h)	(33)	— (h)	0.0	(g)
Corpay, Inc.	— (h)	(65)	4	0.0	(g)
CoStar Group, Inc.	(2)	(63)	7	0.0	(g)
Costco Wholesale Corp.	— (h)	(278)	13	0.0	(g)
Credo Technology Group Holding Ltd.	(1)	(165)	(18)	0.0	(g)
Crowdstrike Holdings, Inc.	— (h)	(26)	(3)	0.0	(g)
Cummins, Inc.	(1)	(886)	(44)	0.0	(g)
Cytokinetics, Inc.	(3)	(245)	(47)	0.0	(g)
Darling Ingredients, Inc.	(5)	(250)	(7)	0.0	(g)
Deckers Outdoor Corp.	(1)	(129)	15	0.0	(g)
Diamondback Energy, Inc.	(2)	(370)	28	0.0	(g)
Dick’s Sporting Goods, Inc.	(1)	(138)	(4)	0.0	(g)
Docusign, Inc.	(3)	(139)	(1)	0.0	(g)

SEE NOTES TO FINANCIAL STATEMENTS.

JUNE 30, 2026	SIX CIRCLES TRUST	443

Six Circles Multi-Strategy Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JUNE 30, 2026 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

REFERENCE ENTITY	SHARES	NOTIONAL VALUE (2)	UNREALIZED APPRECIATION (DEPRECIATION) ($) (3)	PERCENTAGE OF NET ASSETS (%)
Short Positions — continued
Common Stocks — continued

United States — continued
DoorDash, Inc.	— (h)	(22)	(2)	0.0	(g)
DT Midstream, Inc.	(4)	(564)	(23)	0.0	(g)
Eagle Materials, Inc.	(2)	(399)	(13)	0.0	(g)
East West Bancorp, Inc.	(1)	(86)	1	0.0	(g)
EastGroup Properties, Inc.	(5)	(998)	10	0.0	(g)
Eastman Chemical Co.	(4)	(280)	31	0.0	(g)
eBay, Inc.	(1)	(88)	(2)	0.0	(g)
Ecolab, Inc.	(1)	(204)	2	0.0	(g)
Element Solutions, Inc.	(3)	(113)	(7)	0.0	(g)
Enpro, Inc.	(1)	(372)	(5)	0.0	(g)
Ensign Group, Inc. (The)	— (h)	(51)	(3)	0.0	(g)
Entergy Corp.	(1)	(158)	(5)	0.0	(g)
EQT Corp.	(6)	(285)	(10)	0.0	(g)
Equinix, Inc.	— (h)	(19)	— (h)	0.0	(g)
Equity LifeStyle Properties, Inc.	— (h)	(1)	— (h)	0.0	(g)
Erie Indemnity Co.	— (h)	(9)	(1)	0.0	(g)
Essex Property Trust, Inc.	(1)	(415)	(16)	0.0	(g)
Evergy, Inc.	(1)	(72)	(3)	0.0	(g)
Eversource Energy	(1)	(101)	(4)	0.0	(g)
Expand Energy Corp.	(3)	(284)	(10)	0.0	(g)
Extra Space Storage, Inc.	— (h)	(14)	— (h)	0.0	(g)
Fair Isaac Corp.	— (h)	(56)	(1)	0.0	(g)
Federal Realty Investment Trust	(8)	(1,056)	10	0.0	(g)
Fidelity National Financial, Inc.	(1)	(54)	1	0.0	(g)
Fifth Third Bancorp	(10)	(535)	(34)	0.0	(g)
First Solar, Inc.	— (h)	(94)	8	0.0	(g)
FirstCash Holdings, Inc.	(2)	(466)	16	0.0	(g)
Fiserv, Inc.	(5)	(221)	(5)	0.0	(g)
Flagstar Bank NA	(9)	(136)	1	0.0	(g)
Floor & Decor Holdings, Inc.	(2)	(93)	(11)	0.0	(g)
Ford Motor Co.	(14)	(203)	12	0.0	(g)
FormFactor, Inc.	(1)	(121)	(6)	0.0	(g)
Gartner, Inc.	(1)	(79)	7	0.0	(g)
Gen Digital, Inc.	(7)	(183)	(4)	0.0	(g)
Gilead Sciences, Inc.	(1)	(153)	(2)	0.0	(g)
Glaukos Corp.	— (h)	(47)	(3)	0.0	(g)
Global Payments, Inc.	(3)	(186)	(14)	0.0	(g)
Globus Medical, Inc.	(2)	(134)	(3)	0.0	(g)
Graco, Inc.	(10)	(718)	(4)	0.0	(g)
Hilton Worldwide Holdings, Inc.	(2)	(564)	27	0.0	(g)
Honeywell Aerospace, Inc.	— (h)	(53)	(27)	0.0	(g)
Honeywell International, Inc.	— (h)	(164)	84	0.0	(g)
Host Hotels & Resorts, Inc.	(2)	(47)	2	0.0	(g)
Howmet Aerospace, Inc.	(1)	(183)	1	0.0	(g)
HP, Inc.	(2)	(53)	6	0.0	(g)
IDEX Corp.	(2)	(374)	(8)	0.0	(g)
IDEXX Laboratories, Inc.	— (h)	(178)	13	0.0	(g)
Insulet Corp.	(5)	(687)	(11)	0.0	(g)
Intel Corp.	— (h)	(10)	(2)	0.0	(g)
Intercontinental Exchange, Inc.	(6)	(787)	55	0.0	(g)
International Flavors & Fragrances, Inc.	(1)	(86)	(1)	0.0	(g)
Intuitive Surgical, Inc.	(2)	(833)	38	0.0	(g)

SEE NOTES TO FINANCIAL STATEMENTS.

444	SIX CIRCLES TRUST	JUNE 30, 2026

REFERENCE ENTITY	SHARES	NOTIONAL VALUE (2)	UNREALIZED APPRECIATION (DEPRECIATION) ($) (3)	PERCENTAGE OF NET ASSETS (%)
Short Positions — continued
Common Stocks — continued

United States — continued
Invitation Homes, Inc.	(15)	(443)	(16)	0.0	(g)
Iron Mountain, Inc.	(2)	(212)	— (h)	0.0	(g)
Jack Henry & Associates, Inc.	(2)	(317)	(18)	0.0	(g)
JBT Marel Corp.	(2)	(225)	(31)	0.0	(g)
JFrog Ltd.	(1)	(45)	(6)	0.0	(g)
Jones Lang LaSalle, Inc.	(1)	(199)	(8)	0.0	(g)
Keurig Dr Pepper, Inc.	(25)	(798)	(26)	0.0	(g)
Kimco Realty Corp.	(1)	(24)	—	0.0
Kinetik Holdings, Inc.	(4)	(196)	(11)	0.0	(g)
KKR & Co., Inc.	(7)	(704)	26	0.0	(g)
Kodiak Gas Services, Inc.	(1)	(43)	(1)	0.0	(g)
Krystal Biotech, Inc.	— (h)	(71)	(10)	0.0	(g)
Kymera Therapeutics, Inc.	(1)	(48)	(16)	0.0	(g)
Lamar Advertising Co.	(3)	(502)	(5)	0.0	(g)
Lamb Weston Holdings, Inc.	(1)	(33)	2	0.0	(g)
Las Vegas Sands Corp.	(1)	(45)	1	0.0	(g)
Leonardo DRS, Inc.	(1)	(27)	2	0.0	(g)
Life Time Group Holdings, Inc.	(4)	(150)	(29)	0.0	(g)
Lincoln Electric Holdings, Inc.	(1)	(390)	4	0.0	(g)
Lincoln National Corp.	— (h)	(12)	1	0.0	(g)
Linde plc	(1)	(729)	3	0.0	(g)
Lineage, Inc.	(3)	(142)	— (h)	0.0	(g)
Littelfuse, Inc.	(1)	(280)	13	0.0	(g)
Loar Holdings, Inc.	— (h)	(14)	(2)	0.0	(g)
Loews Corp.	(8)	(906)	(39)	0.0	(g)
LPL Financial Holdings, Inc.	(1)	(198)	9	0.0	(g)
Lumen Technologies, Inc.	(1)	(7)	1	0.0	(g)
Lyft, Inc.	(13)	(186)	(5)	0.0	(g)
Madison Square Garden Sports Corp.	— (h)	(105)	(6)	0.0	(g)
Maplebear, Inc.	(2)	(76)	(9)	0.0	(g)
Marriott International, Inc./MD	(2)	(958)	72	0.0	(g)
Marsh & McLennan Cos., Inc.	(6)	(995)	(3)	0.0	(g)
Martin Marietta Materials, Inc.	— (h)	(255)	6	0.0	(g)
Marvell Technology, Inc.	— (h)	(8)	— (h)	0.0	(g)
Masco Corp.	(1)	(97)	(9)	0.0	(g)
McCormick & Co., Inc./MD	(2)	(113)	(6)	0.0	(g)
McDonald’s Corp.	(5)	(1,533)	85	0.0	(g)
Merck & Co., Inc.	(3)	(337)	(40)	0.0	(g)
MGM Resorts International	(1)	(38)	— (h)	0.0	(g)
Middleby Corp. (The)	— (h)	(72)	(4)	0.0	(g)
Modine Manufacturing Co.	(1)	(355)	23	0.0	(g)
Mohawk Industries, Inc.	(2)	(175)	(16)	0.0	(g)
Mondelez International, Inc.	(33)	(2,011)	120	0.0	(g)
Monolithic Power Systems, Inc.	— (h)	(50)	8	0.0	(g)
Monster Beverage Corp.	(3)	(235)	(7)	0.0	(g)
Moody’s Corp.	(2)	(1,024)	3	0.0	(g)
Moog, Inc.	— (h)	(74)	(5)	0.0	(g)
Morningstar, Inc.	— (h)	(54)	5	0.0	(g)
MSA Safety, Inc.	(2)	(317)	(24)	0.0	(g)
MSCI, Inc.	(1)	(746)	62	0.0	(g)
Murphy USA, Inc.	(1)	(473)	39	0.0	(g)
Nasdaq, Inc.	(1)	(104)	14	0.0	(g)

SEE NOTES TO FINANCIAL STATEMENTS.

JUNE 30, 2026	SIX CIRCLES TRUST	445

Six Circles Multi-Strategy Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JUNE 30, 2026 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

REFERENCE ENTITY	SHARES	NOTIONAL VALUE (2)	UNREALIZED APPRECIATION (DEPRECIATION) ($) (3)	PERCENTAGE OF NET ASSETS (%)
Short Positions — continued
Common Stocks — continued

United States — continued
NetApp, Inc.	— (h)	(26)	1	0.0	(g)
New York Times Co. (The)	— (h)	(36)	2	0.0	(g)
NewMarket Corp.	— (h)	(215)	6	0.0	(g)
News Corp.	(7)	(182)	5	0.0	(g)
Nexstar Media Group, Inc.	(2)	(318)	(12)	0.0	(g)
Nextpower, Inc.	— (h)	(44)	2	0.0	(g)
Northern Trust Corp.	(1)	(219)	(1)	0.0	(g)
NOV, Inc.	(10)	(214)	21	0.0	(g)
NRG Energy, Inc.	(1)	(128)	— (h)	0.0	(g)
Nucor Corp.	(1)	(246)	35	0.0	(g)
Occidental Petroleum Corp.	(8)	(398)	21	0.0	(g)
OGE Energy Corp.	(10)	(466)	(7)	0.0	(g)
Okta, Inc.	— (h)	(24)	(4)	0.0	(g)
Old Dominion Freight Line, Inc.	— (h)	(101)	8	0.0	(g)
Old Republic International Corp.	(6)	(225)	(14)	0.0	(g)
Omega Healthcare Investors, Inc.	— (h)	(3)	— (h)	0.0	(g)
ONEOK, Inc.	(7)	(605)	4	0.0	(g)
Oracle Corp.	— (h)	(69)	15	0.0	(g)
Ormat Technologies, Inc.	— (h)	(11)	2	0.0	(g)
PACCAR, Inc.	(5)	(563)	3	0.0	(g)
Packaging Corp. of America	(1)	(119)	(4)	0.0	(g)
Palantir Technologies, Inc.	(6)	(681)	(60)	0.0	(g)
Paychex, Inc.	(7)	(680)	17	0.0	(g)
PayPal Holdings, Inc.	(2)	(91)	(1)	0.0	(g)
Permian Resources Corp.	(16)	(297)	8	0.0	(g)
Philip Morris International, Inc.	(2)	(332)	2	0.0	(g)
Pinnacle Financial Partners, Inc.	(2)	(225)	(11)	0.0	(g)
Plexus Corp.	— (h)	(13)	(1)	0.0	(g)
PNC Financial Services Group, Inc. (The)	— (h)	(27)	(2)	0.0	(g)
Powell Industries, Inc.	— (h)	— (h)	— (h)	0.0	(g)
Primerica, Inc.	— (h)	(98)	(1)	0.0	(g)
Primo Brands Corp.	(8)	(186)	1	0.0	(g)
Primoris Services Corp.	(1)	(65)	(1)	0.0	(g)
Procore Technologies, Inc.	— (h)	(8)	— (h)	0.0	(g)
Progressive Corp. (The)	(3)	(573)	(42)	0.0	(g)
Prologis, Inc.	(2)	(247)	9	0.0	(g)
Protagonist Therapeutics, Inc.	(1)	(126)	(7)	0.0	(g)
PTC, Inc.	(1)	(95)	1	0.0	(g)
Public Storage	(2)	(490)	4	0.0	(g)
Quanta Services, Inc.	— (h)	(24)	— (h)	0.0	(g)
Rambus, Inc.	(3)	(390)	29	0.0	(g)
Range Resources Corp.	(4)	(145)	1	0.0	(g)
Raymond James Financial, Inc.	(5)	(723)	13	0.0	(g)
Rayonier, Inc.	(5)	(118)	1	0.0	(g)
Reddit, Inc.	— (h)	(53)	2	0.0	(g)
Regency Centers Corp.	(6)	(501)	4	0.0	(g)
Repligen Corp.	— (h)	(26)	(1)	0.0	(g)
Rhythm Pharmaceuticals, Inc.	— (h)	(28)	(7)	0.0	(g)
ROBLOX Corp.	— (h)	(22)	(4)	0.0	(g)
Rocket Cos., Inc.	(2)	(27)	(4)	0.0	(g)
Rollins, Inc.	(13)	(627)	69	0.0	(g)
Roper Technologies, Inc.	(2)	(820)	(15)	0.0	(g)

SEE NOTES TO FINANCIAL STATEMENTS.

446	SIX CIRCLES TRUST	JUNE 30, 2026

REFERENCE ENTITY	SHARES	NOTIONAL VALUE (2)	UNREALIZED APPRECIATION (DEPRECIATION) ($) (3)	PERCENTAGE OF NET ASSETS (%)
Short Positions — continued
Common Stocks — continued

United States — continued
Royal Gold, Inc.	— (h)	(98)	7	0.0	(g)
RPM International, Inc.	(5)	(494)	(11)	0.0	(g)
Ryder System, Inc.	— (h)	(31)	2	0.0	(g)
Ryman Hospitality Properties, Inc.	(1)	(98)	(5)	0.0	(g)
S&P Global, Inc.	(1)	(243)	10	0.0	(g)
Saia, Inc.	(1)	(291)	33	0.0	(g)
SBA Communications Corp.	(1)	(220)	22	0.0	(g)
Seagate Technology Holdings plc	— (h)	(6)	— (h)	0.0	(g)
Semtech Corp.	— (h)	(51)	4	0.0	(g)
SharkNinja, Inc.	(1)	(180)	(26)	0.0	(g)
Sherwin-Williams Co. (The)	(1)	(226)	(16)	0.0	(g)
Simon Property Group, Inc.	(3)	(559)	(6)	0.0	(g)
Simpson Manufacturing Co., Inc.	(1)	(109)	(9)	0.0	(g)
SiteOne Landscape Supply, Inc.	(1)	(107)	(7)	0.0	(g)
SM Energy Co.	(6)	(160)	13	0.0	(g)
Snap-on, Inc.	(1)	(491)	(20)	0.0	(g)
Solventum Corp.	(4)	(300)	(1)	0.0	(g)
Somnigroup International, Inc.	(1)	(49)	(3)	0.0	(g)
Southern Co. (The)	(1)	(71)	(1)	0.0	(g)
SPX Technologies, Inc.	(2)	(381)	(13)	0.0	(g)
STAG Industrial, Inc.	(2)	(73)	1	0.0	(g)
StandardAero, Inc.	(4)	(103)	(11)	0.0	(g)
Starbucks Corp.	(2)	(170)	(1)	0.0	(g)
Starwood Property Trust, Inc.	(17)	(286)	8	0.0	(g)
Steel Dynamics, Inc.	(2)	(419)	66	0.0	(g)
STERIS plc	— (h)	(66)	(1)	0.0	(g)
StoneX Group, Inc.	— (h)	(15)	2	0.0	(g)
Strategy, Inc.	(1)	(174)	59	0.0	(g)
Synopsys, Inc.	— (h)	(152)	3	0.0	(g)
TD SYNNEX Corp.	— (h)	(49)	3	0.0	(g)
Teleflex, Inc.	(3)	(367)	9	0.0	(g)
Teradyne, Inc.	— (h)	(179)	(21)	0.0	(g)
Terex Corp.	(3)	(190)	(20)	0.0	(g)
Terreno Realty Corp.	(3)	(197)	5	0.0	(g)
Tesla, Inc.	— (h)	(158)	(4)	0.0	(g)
Texas Pacific Land Corp.	— (h)	(164)	(34)	0.0	(g)
Timken Co. (The)	(5)	(634)	(28)	0.0	(g)
TPG, Inc.	(5)	(229)	16	0.0	(g)
Tradeweb Markets, Inc.	(2)	(158)	(5)	0.0	(g)
TransUnion	(3)	(207)	(15)	0.0	(g)
Tyler Technologies, Inc.	(2)	(476)	(4)	0.0	(g)
UDR, Inc.	(11)	(410)	(11)	0.0	(g)
UL Solutions, Inc.	(2)	(215)	(11)	0.0	(g)
UMB Financial Corp.	(1)	(162)	(10)	0.0	(g)
United Rentals, Inc.	— (h)	(89)	1	0.0	(g)
Valley National Bancorp	(6)	(79)	(2)	0.0	(g)
Valmont Industries, Inc.	— (h)	(211)	(14)	0.0	(g)
Vaxcyte, Inc.	— (h)	(11)	(2)	0.0	(g)
Venture Global, Inc.	(6)	(73)	3	0.0	(g)
Vertex Pharmaceuticals, Inc.	(1)	(423)	(17)	0.0	(g)
Vertiv Holdings Co.	(1)	(287)	(26)	0.0	(g)
VF Corp.	(2)	(41)	3	0.0	(g)

SEE NOTES TO FINANCIAL STATEMENTS.

JUNE 30, 2026	SIX CIRCLES TRUST	447

Six Circles Multi-Strategy Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JUNE 30, 2026 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

REFERENCE ENTITY	SHARES		NOTIONAL VALUE (2)	UNREALIZED APPRECIATION (DEPRECIATION) ($) (3)	PERCENTAGE OF NET ASSETS (%)
Short Positions — continued
Common Stocks — continued

United States — continued
Viasat, Inc.	—	(h)	(23)	(8)	0.0	(g)
Vicor Corp.	—	(h)	(25)	(4)	0.0	(g)
Viper Energy, Inc.	(10)		(417)	12	0.0	(g)
Vistra Corp.	—	(h)	(50)	1	0.0	(g)
Vornado Realty Trust	(5)		(209)	(5)	0.0	(g)
VSE Corp.	(2)		(342)	(52)	0.0	(g)
Walmart, Inc.	(1)		(100)	6	0.0	(g)
Waters Corp.	(1)		(431)	(21)	0.0	(g)
Watts Water Technologies, Inc.	(2)		(591)	(103)	0.0	(g)
Weatherford International plc	(1)		(135)	25	0.0	(g)
Welltower, Inc.	(1)		(224)	(16)	0.0	(g)
West Pharmaceutical Services, Inc.	—	(h)	(81)	(7)	0.0	(g)
Western Alliance Bancorp	—	(h)	(16)	— (h)	0.0	(g)
Western Digital Corp.	—	(h)	(111)	2	0.0	(g)
Weyerhaeuser Co.	(4)		(93)	3	0.0	(g)
Williams Cos., Inc. (The)	(34)		(2,442)	(97)	0.0	(g)
Workday, Inc.	—	(h)	(57)	3	0.0	(g)
WW Grainger, Inc.	—	(h)	(288)	(10)	0.0	(g)
Wynn Resorts Ltd.	(1)		(129)	11	0.0	(g)
Yum! Brands, Inc.	(1)		(211)	(7)	0.0	(g)
Zillow Group, Inc.	—	(h)	(10)	— (h)	0.0	(g)
Zimmer Biomet Holdings, Inc.	(2)		(204)	5	0.0	(g)
Zoom Communications, Inc.	—	(h)	(17)	1	0.0	(g)
Zurn Elkay Water Solutions Corp.	—	(h)	(17)	(1)	0.0	(g)

Total Short Positions of Total Return Swaps			(80,161)	(327)	0.0	(g)

Long Positions
Common Stocks
Bermuda
Arch Capital Group Ltd.	1		53	3	0.0	(g)
Viking Holdings Ltd.	1		112	12	0.0	(g)

Denmark
Ascendis Pharma A/S	—	(h)	57	11	0.0	(g)

Hong Kong
Futu Holdings Ltd.	—	(h)	45	(3)	0.0	(g)

Ireland
Accenture plc	3		485	(110)	0.0	(g)
AerCap Holdings NV	1		88	3	0.0	(g)
Alkermes plc	1		42	7	0.0	(g)
Aptiv plc	—	(h)	4	— (h)	0.0	(g)
CRH plc	1		154	(4)	0.0	(g)
Eaton Corp. plc	1		417	13	0.0	(g)
ICON plc	1		149	26	0.0	(g)
TE Connectivity plc	2		394	7	0.0	(g)

Israel
Camtek Ltd./Israel	—	(h)	28	(5)	0.0	(g)
Check Point Software Technologies Ltd.	3		354	23	0.0	(g)
Global-e Online Ltd.	3		81	8	0.0	(g)
Nova Ltd.	—	(h)	31	(3)	0.0	(g)

SEE NOTES TO FINANCIAL STATEMENTS.

448	SIX CIRCLES TRUST	JUNE 30, 2026

REFERENCE ENTITY	SHARES		NOTIONAL VALUE (2)	UNREALIZED APPRECIATION (DEPRECIATION) ($) (3)	PERCENTAGE OF NET ASSETS (%)

Long Positions — continued
Common Stocks — continued
Luxembourg
Millicom International Cellular SA	2		202	4	0.0	(g)

Netherlands
NXP Semiconductors NV	—	(h)	119	— (h)	0.0	(g)
QIAGEN NV	4		133	8	0.0	(g)

Puerto Rico
Popular, Inc.	—	(h)	71	2	0.0	(g)

Singapore
Sea Ltd.	1		106	10	0.0	(g)

Switzerland
Amcor plc	9		403	5	0.0	(g)
CRISPR Therapeutics AG	1		47	(2)	0.0	(g)
Garmin Ltd.	—	(h)	23	— (h)	0.0	(g)
Sportradar Group AG	2		36	(2)	0.0	(g)

United Kingdom
nVent Electric plc	—	(h)	52	— (h)	0.0	(g)
Pentair plc	2		178	6	0.0	(g)

United States
3M Co.	3		513	12	0.0	(g)
Adobe, Inc.	1		152	(1)	0.0	(g)
Advanced Energy Industries, Inc.	—	(h)	165	1	0.0	(g)
AECOM	5		345	1	0.0	(g)
Affiliated Managers Group, Inc.	—	(h)	43	(2)	0.0	(g)
Aflac, Inc.	—	(h)	13	— (h)	0.0	(g)
Agree Realty Corp.	5		371	6	0.0	(g)
Airbnb, Inc.	1		145	4	0.0	(g)
Albemarle Corp.	1		166	(33)	0.0	(g)
Alexandria Real Estate Equities, Inc.	3		159	1	0.0	(g)
Align Technology, Inc.	—	(h)	55	(3)	0.0	(g)
Ally Financial, Inc.	7		331	4	0.0	(g)
Amazon.com, Inc.	1		247	(8)	0.0	(g)
Ameren Corp.	—	(h)	35	1	0.0	(g)
American Express Co.	1		226	2	0.0	(g)
Ameriprise Financial, Inc.	—	(h)	186	— (h)	0.0	(g)
AMETEK, Inc.	3		792	39	0.0	(g)
Amgen, Inc.	—	(h)	98	3	0.0	(g)
Amphenol Corp.	1		123	14	0.0	(g)
Analog Devices, Inc.	—	(h)	153	(11)	0.0	(g)
Antero Resources Corp.	1		26	1	0.0	(g)
API Group Corp.	4		148	2	0.0	(g)
Archer-Daniels-Midland Co.	3		272	(10)	0.0	(g)
AT&T, Inc.	5		111	(12)	0.0	(g)
AutoNation, Inc.	—	(h)	81	(3)	0.0	(g)
Avnet, Inc.	—	(h)	19	(1)	0.0	(g)
Ball Corp.	1		52	5	0.0	(g)
Bank of America Corp.	76		4,234	84	0.0	(g)
Bentley Systems, Inc.	1		27	— (h)	0.0	(g)
Best Buy Co., Inc.	1		64	(1)	0.0	(g)
Biogen, Inc.	1		128	8	0.0	(g)

SEE NOTES TO FINANCIAL STATEMENTS.

JUNE 30, 2026	SIX CIRCLES TRUST	449

Six Circles Multi-Strategy Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JUNE 30, 2026 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

REFERENCE ENTITY	SHARES		NOTIONAL VALUE (2)	UNREALIZED APPRECIATION (DEPRECIATION) ($) (3)	PERCENTAGE OF NET ASSETS (%)

Long Positions — continued
Common Stocks — continued

United States — continued
BioMarin Pharmaceutical, Inc.	1		59	2	0.0	(g)
Block, Inc.	7		535	(6)	0.0	(g)
Blue Owl Capital, Inc.	19		161	5	0.0	(g)
Booking Holdings, Inc.	—	(h)	73	1	0.0	(g)
Booz Allen Hamilton Holding Corp.	—	(h)	31	(6)	0.0	(g)
Boston Scientific Corp.	8		358	(31)	0.0	(g)
Bristol-Myers Squibb Co.	3		151	4	0.0	(g)
Brixmor Property Group, Inc.	1		29	— (h)	0.0	(g)
Camden Property Trust	5		580	5	0.0	(g)
Campbell’s Company (The)	16		351	(1)	0.0	(g)
Cardinal Health, Inc.	6		1,360	67	0.0	(g)
Carnival Corp. Ltd.	16		471	(24)	0.0	(g)
CBRE Group, Inc.	1		183	1	0.0	(g)
CDW Corp	4		490	35	0.0	(g)
CH Robinson Worldwide, Inc.	1		98	(1)	0.0	(g)
Charles River Laboratories International, Inc.	—	(h)	8	2	0.0	(g)
Charles Schwab Corp. (The)	4		353	5	0.0	(g)
Cheniere Energy, Inc.	1		313	5	0.0	(g)
Chime Financial, Inc.	6		124	4	0.0	(g)
Chipotle Mexican Grill, Inc.	11		361	14	0.0	(g)
Chord Energy Corp.	1		97	(10)	0.0	(g)
Churchill Downs, Inc.	2		165	(5)	0.0	(g)
Cigna Group (The)	—	(h)	22	(1)	0.0	(g)
Cirrus Logic, Inc.	—	(h)	41	(4)	0.0	(g)
Citigroup, Inc.	2		223	(2)	0.0	(g)
Citizens Financial Group, Inc.	2		165	8	0.0	(g)
CME Group, Inc.	—	(h)	19	(2)	0.0	(g)
CMS Energy Corp.	2		123	5	0.0	(g)
Cognex Corp.	2		157	16	0.0	(g)
Cognizant Technology Solutions Corp.	7		340	(81)	0.0	(g)
Comcast Corp.	8		200	5	0.0	(g)
Commercial Metals Co.	—	(h)	37	(6)	0.0	(g)
Conagra Brands, Inc.	49		672	(7)	0.0	(g)
Constellation Brands, Inc.	—	(h)	19	(1)	0.0	(g)
Construction Partners, Inc.	1		70	(1)	0.0	(g)
Copart, Inc.	2		55	(4)	0.0	(g)
Crane Co.	2		323	26	0.0	(g)
Credit Acceptance Corp.	—	(h)	25	3	0.0	(g)
Crown Castle, Inc.	—	(h)	25	(4)	0.0	(g)
Crown Holdings, Inc.	1		75	9	0.0	(g)
CubeSmart	15		602	(23)	0.0	(g)
Cullen/Frost Bankers, Inc.	1		102	7	0.0	(g)
Curtiss-Wright Corp.	—	(h)	114	(1)	0.0	(g)
Dell Technologies, Inc.	1		599	33	0.0	(g)
Devon Energy Corp.	2		79	(4)	0.0	(g)
Digital Realty Trust, Inc.	1		229	(8)	0.0	(g)
Dollar General Corp.	4		470	(5)	0.0	(g)
Dollar Tree, Inc.	3		335	23	0.0	(g)
Domino’s Pizza, Inc.	1		207	(13)	0.0	(g)
Donaldson Co., Inc.	2		176	7	0.0	(g)
Dover Corp.	—	(h)	27	— (h)	0.0	(g)
Dow, Inc.	4		121	(21)	0.0	(g)

SEE NOTES TO FINANCIAL STATEMENTS.

450	SIX CIRCLES TRUST	JUNE 30, 2026

REFERENCE ENTITY	SHARES		NOTIONAL VALUE (2)	UNREALIZED APPRECIATION (DEPRECIATION) ($) (3)	PERCENTAGE OF NET ASSETS (%)

Long Positions — continued
Common Stocks — continued

United States — continued
DR Horton, Inc.	1		220	11	0.0	(g)
Dropbox, Inc.	32		882	8	0.0	(g)
Duke Energy Corp.	3		366	4	0.0	(g)
DuPont de Nemours, Inc.	2		318	(20)	0.0	(g)
Dycom Industries, Inc.	—	(h)	96	— (h)	0.0	(g)
Dynatrace, Inc.	—	(h)	14	1	0.0	(g)
Elastic NV	—	(h)	8	(1)	0.0	(g)
Elevance Health, Inc.	—	(h)	124	(5)	0.0	(g)
Emerson Electric Co.	2		301	(7)	0.0	(g)
Encompass Health Corp.	—	(h)	24	— (h)	0.0	(g)
EOG Resources, Inc.	2		280	(5)	0.0	(g)
Equifax, Inc.	—	(h)	53	(2)	0.0	(g)
Essential Properties Realty Trust, Inc.	1		44	(1)	0.0	(g)
Evercore, Inc.	—	(h)	68	(4)	0.0	(g)
Exelixis, Inc.	2		128	3	0.0	(g)
Expedia Group, Inc.	1		185	14	0.0	(g)
Expeditors International of Washington, Inc.	1		111	— (h)	0.0	(g)
Federal Signal Corp.	—	(h)	10	2	0.0	(g)
First American Financial Corp.	1		41	1	0.0	(g)
First Horizon Corp.	9		219	8	0.0	(g)
FirstEnergy Corp.	10		489	2	0.0	(g)
Fluor Corp.	3		133	5	0.0	(g)
Flutter Entertainment plc	—	(h)	39	(2)	0.0	(g)
FNB Corp/PA	5		98	4	0.0	(g)
Franklin Resources, Inc.	10		336	8	0.0	(g)
Freeport-McMoRan, Inc.	—	(h)	7	(1)	0.0	(g)
Gaming and Leisure Properties, Inc.	2		103	(5)	0.0	(g)
Gap, Inc. (The)	16		346	(54)	0.0	(g)
Gates Industrial Corp. plc	7		201	5	0.0	(g)
Generac Holdings, Inc.	—	(h)	39	3	0.0	(g)
General Dynamics Corp.	2		588	(9)	0.0	(g)
GLOBALFOUNDRIES, Inc.	2		195	(3)	0.0	(g)
Globe Life, Inc.	1		161	11	0.0	(g)
GoDaddy, Inc.	—	(h)	32	3	0.0	(g)
Guidewire Software, Inc.	3		305	8	0.0	(g)
GXO Logistics, Inc.	3		142	1	0.0	(g)
Halliburton Co.	1		42	(4)	0.0	(g)
Halozyme Therapeutics, Inc.	2		136	13	0.0	(g)
Hanover Insurance Group, Inc. (The)	1		252	20	0.0	(g)
Hasbro, Inc.	1		60	(2)	0.0	(g)
HCA Healthcare, Inc.	—	(h)	78	— (h)	0.0	(g)
Healthcare Realty Trust, Inc.	21		428	(7)	0.0	(g)
HEICO Corp.	2		493	20	0.0	(g)
Henry Schein, Inc.	—	(h)	21	1	0.0	(g)
Hershey Co. (The)	—	(h)	12	— (h)	0.0	(g)
Hewlett Packard Enterprise Co.	5		240	(16)	0.0	(g)
Hexcel Corp.	1		53	— (h)	0.0	(g)
Houlihan Lokey, Inc.	—	(h)	16	(1)	0.0	(g)
Hubbell, Inc.	1		307	19	0.0	(g)
Huntington Bancshares, Inc./OH	8		130	4	0.0	(g)
IES Holdings, Inc.	—	(h)	49	1	0.0	(g)
Illinois Tool Works, Inc.	1		353	10	0.0	(g)

SEE NOTES TO FINANCIAL STATEMENTS.

JUNE 30, 2026	SIX CIRCLES TRUST	451

Six Circles Multi-Strategy Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JUNE 30, 2026 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

REFERENCE ENTITY	SHARES		NOTIONAL VALUE (2)	UNREALIZED APPRECIATION (DEPRECIATION) ($) (3)	PERCENTAGE OF NET ASSETS (%)

Long Positions — continued
Common Stocks — continued

United States — continued
Illumina, Inc.	1		220	12	0.0	(g)
Ingredion, Inc.	—	(h)	43	(3)	0.0	(g)
Installed Building Products, Inc.	1		249	16	0.0	(g)
InterDigital, Inc.	—	(h)	51	— (h)	0.0	(g)
International Paper Co.	—	(h)	19	— (h)	0.0	(g)
Intuit, Inc.	—	(h)	33	(2)	0.0	(g)
Invesco Ltd.	3		95	(9)	0.0	(g)
Ionis Pharmaceuticals, Inc.	1		49	4	0.0	(g)
IQVIA Holdings, Inc.	1		104	9	0.0	(g)
ITT, Inc.	1		195	3	0.0	(g)
J M Smucker Co. (The)	2		180	(5)	0.0	(g)
Jabil, Inc.	1		431	— (h)	0.0	(g)
Jacobs Solutions, Inc.	5		671	8	0.0	(g)
Jefferies Financial Group, Inc.	1		63	(12)	0.0	(g)
Kimberly-Clark Corp.	6		609	9	0.0	(g)
Kinder Morgan, Inc.	7		225	4	0.0	(g)
Knight-Swift Transportation Holdings, Inc.	8		609	(9)	0.0	(g)
Kratos Defense & Security Solutions, Inc.	1		41	(5)	0.0	(g)
Kroger Co. (The)	8		504	(67)	0.0	(g)
Labcorp Holdings, Inc.	—	(h)	17	1	0.0	(g)
Lam Research Corp.	1		304	35	0.0	(g)
Lear Corp.	2		220	(15)	0.0	(g)
Leidos Holdings, Inc.	3		299	(29)	0.0	(g)
Levi Strauss & Co.	5		117	3	0.0	(g)
Liberty Media Corp-Liberty Formula One	1		103	6	0.0	(g)
Light & Wonder, Inc.	—	(h)	13	(2)	0.0	(g)
Lithia Motors, Inc.	—	(h)	146	(6)	0.0	(g)
LKQ Corp.	3		74	— (h)	0.0	(g)
Lockheed Martin Corp.	—	(h)	155	(6)	0.0	(g)
Louisiana-Pacific Corp.	3		200	4	0.0	(g)
LyondellBasell Industries NV	3		177	(30)	0.0	(g)
Manhattan Associates, Inc.	1		83	(3)	0.0	(g)
MARA Holdings, Inc.	10		145	(7)	0.0	(g)
Marathon Petroleum Corp.	—	(h)	76	1	0.0	(g)
MasTec, Inc.	1		554	66	0.0	(g)
McKesson Corp.	1		1,051	(32)	0.0	(g)
MetLife, Inc.	9		775	(25)	0.0	(g)
Mettler-Toledo International, Inc.	—	(h)	101	9	0.0	(g)
Microchip Technology, Inc.	3		278	(18)	0.0	(g)
Mid-America Apartment Communities, Inc.	2		237	3	0.0	(g)
MKS, Inc.	1		483	89	0.0	(g)
Molina Healthcare, Inc.	—	(h)	15	2	0.0	(g)
Molson Coors Beverage Co.	7		277	(11)	0.0	(g)
Morgan Stanley	1		253	(10)	0.0	(g)
Mosaic Co. (The)	1		33	(2)	0.0	(g)
Motorola Solutions, Inc.	—	(h)	163	1	0.0	(g)
Mueller Industries, Inc.	1		101	(11)	0.0	(g)
National Fuel Gas Co.	1		103	1	0.0	(g)
Neurocrine Biosciences, Inc.	1		104	6	0.0	(g)
Newmont Corp.	5		526	(62)	0.0	(g)
NIKE, Inc.	5		242	(22)	0.0	(g)
NNN REIT, Inc.	17		784	9	0.0	(g)

SEE NOTES TO FINANCIAL STATEMENTS.

452	SIX CIRCLES TRUST	JUNE 30, 2026

REFERENCE ENTITY	SHARES		NOTIONAL VALUE (2)	UNREALIZED APPRECIATION (DEPRECIATION) ($) (3)	PERCENTAGE OF NET ASSETS (%)

Long Positions — continued
Common Stocks — continued

United States — continued
Nordson Corp.	—	(h)	101	3	0.0	(g)
Northrop Grumman Corp.	—	(h)	120	(8)	0.0	(g)
NVR, Inc.	—	(h)	244	15	0.0	(g)
Omnicom Group, Inc.	1		66	(3)	0.0	(g)
Onto Innovation, Inc.	1		340	43	0.0	(g)
Owens Corning	—	(h)	44	13	0.0	(g)
Parker-Hannifin Corp.	—	(h)	104	7	0.0	(g)
Paylocity Holding Corp.	—	(h)	41	(1)	0.0	(g)
Pegasystems, Inc.	2		67	(1)	0.0	(g)
Penske Automotive Group, Inc.	—	(h)	33	— (h)	0.0	(g)
Pfizer, Inc.	12		308	(23)	0.0	(g)
PG&E Corp.	39		648	9	0.0	(g)
Pinnacle West Capital Corp.	2		184	7	0.0	(g)
PJT Partners, Inc.	—	(h)	42	(2)	0.0	(g)
Pool Corp.	1		197	25	0.0	(g)
PPG Industries, Inc.	5		626	— (h)	0.0	(g)
PPL Corp.	6		222	1	0.0	(g)
Principal Financial Group, Inc.	9		989	(23)	0.0	(g)
Procter & Gamble Co. (The)	6		952	(24)	0.0	(g)
Prosperity Bancshares, Inc.	2		154	4	0.0	(g)
PTC Therapeutics, Inc.	—	(h)	23	1	0.0	(g)
Public Service Enterprise Group, Inc.	6		450	6	0.0	(g)
QUALCOMM, Inc.	—	(h)	106	(17)	0.0	(g)
Quest Diagnostics, Inc.	2		351	13	0.0	(g)
RBC Bearings, Inc.	—	(h)	51	2	0.0	(g)
Regeneron Pharmaceuticals, Inc.	—	(h)	68	1	0.0	(g)
Regions Financial Corp.	7		195	1	0.0	(g)
Reinsurance Group of America, Inc.	—	(h)	28	— (h)	0.0	(g)
Reliance, Inc.	1		355	(28)	0.0	(g)
ResMed, Inc.	1		168	— (h)	0.0	(g)
Rockwell Automation, Inc.	1		247	17	0.0	(g)
RTX Corp.	—	(h)	78	3	0.0	(g)
Rubrik, Inc.	2		135	20	0.0	(g)
Salesforce, Inc.	4		657	(7)	0.0	(g)
SEI Investments Co.	4		400	(8)	0.0	(g)
Sempra	4		396	4	0.0	(g)
Sirius XM Holdings, Inc.	5		143	11	0.0	(g)
Skyworks Solutions, Inc.	1		90	— (h)	0.0	(g)
SLB Ltd.	13		653	(46)	0.0	(g)
Snap, Inc.	7		38	(8)	0.0	(g)
SoFi Technologies, Inc.	9		171	(3)	0.0	(g)
SOUTHSTATE BANK Corp.,	1		84	2	0.0	(g)
Southwest Airlines Co.	3		178	(1)	0.0	(g)
SS&C Technologies Holdings, Inc.	3		220	(18)	0.0	(g)
Stanley Black & Decker, Inc.	1		55	6	0.0	(g)
State Street Corp.	—	(h)	7	— (h)	0.0	(g)
Stifel Financial Corp.	2		167	(8)	0.0	(g)
Summit Therapeutics, Inc.	7		101	3	0.0	(g)
Synchrony Financial	—	(h)	17	— (h)	0.0	(g)
Sysco Corp.	1		116	6	0.0	(g)
Teledyne Technologies, Inc.	—	(h)	186	12	0.0	(g)
Tenet Healthcare Corp.	—	(h)	8	— (h)	0.0	(g)

SEE NOTES TO FINANCIAL STATEMENTS.

JUNE 30, 2026	SIX CIRCLES TRUST	453

Six Circles Multi-Strategy Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JUNE 30, 2026 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

REFERENCE ENTITY	SHARES		NOTIONAL VALUE (2)	UNREALIZED APPRECIATION (DEPRECIATION) ($) (3)	PERCENTAGE OF NET ASSETS (%)

Long Positions — continued
Common Stocks — continued

United States — continued
Tetra Tech, Inc.	—	(h)	12	— (h)	0.0	(g)
Texas Instruments, Inc.	—	(h)	17	(1)	0.0	(g)
Texas Roadhouse, Inc.	1		202	31	0.0	(g)
Textron, Inc.	7		671	(13)	0.0	(g)
TG Therapeutics, Inc.	—	(h)	3	— (h)	0.0	(g)
Toll Brothers, Inc.	1		106	11	0.0	(g)
Toro Co. (The)	5		419	40	0.0	(g)
Tractor Supply Co.	7		203	6	0.0	(g)
Trade Desk, Inc. (The)	13		248	(15)	0.0	(g)
Travelers Cos., Inc. (The)	1		394	14	0.0	(g)
Trimble, Inc.	1		64	1	0.0	(g)
Truist Financial Corp.	5		250	7	0.0	(g)
TTM Technologies, Inc.	1		209	(20)	0.0	(g)
Tyson Foods, Inc.	5		292	(1)	0.0	(g)
UiPath, Inc.	1		13	— (h)	0.0	(g)
Union Pacific Corp.	1		169	4	0.0	(g)
United Airlines Holdings, Inc.	1		125	17	0.0	(g)
United Parcel Service, Inc.	2		272	(4)	0.0	(g)
United Therapeutics Corp.	2		922	(13)	0.0	(g)
Universal Health Services, Inc.	1		106	2	0.0	(g)
Urban Outfitters, Inc.	1		71	(5)	0.0	(g)
US Bancorp	6		366	16	0.0	(g)
Valero Energy Corp.	3		618	34	0.0	(g)
Veeva Systems, Inc.	4		621	20	0.0	(g)
Ventas, Inc.	3		232	15	0.0	(g)
Veralto Corp.	—	(h)	26	2	0.0	(g)
Verizon Communications, Inc.	19		910	(91)	0.0	(g)
Virtu Financial, Inc.	5		295	10	0.0	(g)
Visa, Inc.	—	(h)	110	4	0.0	(g)
Voya Financial, Inc.	1		52	— (h)	0.0	(g)
Vulcan Materials Co.	1		264	2	0.0	(g)
W R Berkley Corp.	2		117	4	0.0	(g)
Waste Management, Inc.	1		299	8	0.0	(g)
Wayfair, Inc.	—	(h)	10	1	0.0	(g)
WEC Energy Group, Inc.	12		1,322	32	0.0	(g)
Westlake Corp.	—	(h)	10	(2)	0.0	(g)
Williams-Sonoma, Inc.	—	(h)	14	— (h)	0.0	(g)
Woodward, Inc.	—	(h)	74	4	0.0	(g)
WP Carey, Inc.	13		996	(51)	0.0	(g)
Wyndham Hotels & Resorts, Inc.	—	(h)	11	— (h)	0.0	(g)
Xcel Energy, Inc.	7		577	8	0.0	(g)
XPO, Inc.	—	(h)	81	(6)	0.0	(g)
Xylem, Inc./NY	5		544	35	0.0	(g)
Zscaler, Inc.	1		117	13	0.0	(g)

Total Long Positions of Total Return Swaps			71,181	206	0.0	(g)

Total of Long and Short Positions of Total Return Swaps			(8,980)	(121)	0.0	(g)

SEE NOTES TO FINANCIAL STATEMENTS.

454	SIX CIRCLES TRUST	JUNE 30, 2026

COUNTERPARTY	DESCRIPTION	TERMINATION DATE	NOTIONAL VALUE (2)	NET UNREALIZED APPRECIATION/ (DEPRECIATION) ($) (3)	NET CASH AND OTHER RECEIVABLES/ PAYABLES ($)		VALUE ($)
Goldman Sachs International	The Fund receives a return on portfolio of long and short equity positions and pays or receives one day FEDEF on long positions and short positions respectively, plus or minus spread (rates range from 0.25% to 0.3%) which is denominated in USD based on the local currencies of the positions within the swap	08/19/2026	218	(9)	–	(9)

REFERENCE ENTITY	SHARES		NOTIONAL VALUE (2)	UNREALIZED APPRECIATION (DEPRECIATION) ($) (3)	PERCENTAGE OF NET ASSETS (%)
Long Positions
Common Stocks
Hong Kong
Hongkong Land Holdings Ltd.	1		10	— (h)	0.0	(g)
Jardine Matheson Holdings Ltd.	2		145	(10)	0.0	(g)

United Kingdom
InterContinental Hotels Group plc	—	(h)	63	1	0.0	(g)

Total Long Positions of Total Return Swaps			218	(9)	0.0	(g)

Total of Long and Short Positions of Total Return Swaps			218	(9)	0.0	(g)

COUNTERPARTY	DESCRIPTION	TERMINATION DATE	NOTIONAL VALUE (2)	NET UNREALIZED APPRECIATION/ (DEPRECIATION) ($) (3)	NET CASH AND OTHER RECEIVABLES/ PAYABLES ($)	VALUE ($)
Morgan Stanley & Co.	The Fund receives a return on portfolio of long and short equity positions and pays or receives one day RBA on long positions and short positions respectively, plus or minus spread (rates range from -2.13% to 0.27%) which is denominated in AUD based on the local currencies of the positions within the swap	09/20/2027	(1,534)	(3)	(4)	(7)

REFERENCE ENTITY	SHARES	NOTIONAL VALUE (2)	UNREALIZED APPRECIATION (DEPRECIATION) ($) (3)	PERCENTAGE OF NET ASSETS (%)
Short Positions
Common Stocks
Australia
ALS Ltd.	(6)	(96)	—	0.0
AMP Ltd.	(18)	(20)	—	0.0
Ampol Ltd.	(3)	(59)	—	0.0
Aristocrat Leisure Ltd.	(1)	(28)	—	0.0
ASX Ltd.	(2)	(82)	—	0.0
Bellevue Gold Ltd.	(22)	(18)	—	0.0
BlueScope Steel Ltd.	(3)	(65)	—	0.0
CAR Group Ltd.	(6)	(103)	—	0.0

SEE NOTES TO FINANCIAL STATEMENTS.

JUNE 30, 2026	SIX CIRCLES TRUST	455

Six Circles Multi-Strategy Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JUNE 30, 2026 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

REFERENCE ENTITY	SHARES	NOTIONAL VALUE (2)	UNREALIZED APPRECIATION (DEPRECIATION) ($) (3)	PERCENTAGE OF NET ASSETS (%)
Short Positions — continued
Common Stocks — continued
Australia — continued
Challenger Ltd.	(2)	(14)	—	0.0
Cleanaway Waste Management Ltd.	(15)	(25)	—	0.0
Cochlear Ltd.	— (h)	(38)	—	0.0
Codan Ltd.	(2)	(57)	—	0.0
Coles Group Ltd.	(19)	(320)	—	0.0
Commonwealth Bank of Australia	— (h)	(27)	—	0.0
Deep Yellow Ltd.	(21)	(20)	—	0.0
Evolution Mining Ltd.	(26)	(214)	—	0.0
Genesis Minerals Ltd.	(8)	(28)	—	0.0
Goodman Group	(3)	(58)	—	0.0
Greatland Resources Ltd.	(7)	(58)	—	0.0
HUB24 Ltd.	(1)	(35)	—	0.0
IGO Ltd.	(13)	(67)	—	0.0
Iluka Resources Ltd.	(1)	(6)	—	0.0
Insurance Australia Group Ltd.	(30)	(169)	—	0.0
Liontown Ltd.	(34)	(40)	—	0.0
Lottery Corp. Ltd. (The)	(24)	(95)	—	0.0
Lynas Rare Earths Ltd.	(14)	(172)	—	0.0
Medibank Pvt Ltd.	(14)	(49)	—	0.0
Megaport Ltd.	(5)	(65)	(3)	0.0	(g)
Netwealth Group Ltd.	(2)	(23)	—	0.0
New Hope Corp. Ltd.	(4)	(14)	—	0.0
NEXTDC Ltd.	(11)	(115)	—	0.0
Nickel Industries Ltd.	(27)	(18)	—	0.0
Northern Star Resources Ltd.	(26)	(345)	—	0.0
Paladin Energy Ltd.	(27)	(175)	—	0.0
Pinnacle Investment Management Group Ltd.	(2)	(18)	—	0.0
Predictive Discovery Ltd.	(45)	(21)	—	0.0
Pro Medicus Ltd.	— (h)	(58)	—	0.0
Qantas Airways Ltd.	(25)	(180)	—	0.0
QBE Insurance Group Ltd.	(7)	(120)	—	0.0
Ramsay Health Care Ltd.	(2)	(58)	—	0.0
REA Group Ltd.	(1)	(86)	—	0.0
Rio Tinto Ltd.	(2)	(248)	—	0.0
SGH Ltd.	(2)	(66)	—	0.0
Sigma Healthcare Ltd.	(194)	(369)	—	0.0
Sonic Healthcare Ltd.	(2)	(24)	—	0.0
Suncorp Group Ltd.	(1)	(12)	—	0.0
Technology One Ltd.	(6)	(129)	—	0.0
Telix Pharmaceuticals Ltd.	(2)	(23)	—	0.0
Transurban Group	(23)	(228)	—	0.0
Ventia Services Group Pty Ltd.	(3)	(12)	—	0.0
Vicinity Ltd.	(49)	(87)	—	0.0
Viva Energy Group Ltd.	(30)	(42)	—	0.0
Wesfarmers Ltd.	(2)	(152)	—	0.0
West African Resources Ltd.	(4)	(7)	—	0.0
Westgold Resources Ltd.	(8)	(27)	—	0.0
Woolworths Group Ltd.	(16)	(452)	—	0.0
Zip Co. Ltd.	(89)	(201)	—	0.0

Ireland
James Hardie Industries plc	(16)	(431)	—	0.0

SEE NOTES TO FINANCIAL STATEMENTS.

456	SIX CIRCLES TRUST	JUNE 30, 2026

REFERENCE ENTITY	SHARES		NOTIONAL VALUE (2)	UNREALIZED APPRECIATION (DEPRECIATION) ($) (3)	PERCENTAGE OF NET ASSETS (%)
Short Positions — continued
Common Stocks — continued
New Zealand
Fisher & Paykel Healthcare Corp. Ltd.	(1)		(15)	—	0.0

Switzerland
Amcor plc	(4)		(170)	—	0.0

United States
Block, Inc.	—	(h)	(30)	—	0.0

Total Short Positions of Total Return Swaps			(5,984)	(3)	0.0	(g)

Long Positions
Common Stocks
Australia
AGL Energy Ltd.	1		5	—	0.0
Ansell Ltd.	1		23	—	0.0
ANZ Group Holdings Ltd.	1		20	—	0.0
APA Group	6		42	—	0.0
Aurizon Holdings Ltd.	36		104	—	0.0
Bank of Queensland Ltd.	5		21	—	0.0
Beach Energy Ltd.	37		22	—	0.0
BHP Group Ltd.	8		331	—	0.0
Brambles Ltd.	8		112	—	0.0
Capricorn Metals Ltd.	6		57	—	0.0
Charter Hall Group	4		56	—	0.0
Computershare Ltd.	4		109	—	0.0
CSL Ltd.	5		432	—	0.0
Dexus	11		41	—	0.0
Dyno Nobel Ltd.	9		24	—	0.0
Fortescue Ltd.	22		297	—	0.0
GPT Group (The)	23		78	—	0.0
Harvey Norman Holdings Ltd.	2		5	—	0.0
JB Hi-Fi Ltd.	—	(h)	7	—	0.0
Karoon Energy Ltd.	16		16	—	0.0
Macquarie Group Ltd.	—	(h)	74	—	0.0
Mineral Resources Ltd.	1		35	—	0.0
Mirvac Group	116		138	—	0.0
National Australia Bank Ltd.	3		83	—	0.0
Orica Ltd.	12		193	—	0.0
Origin Energy Ltd.	20		156	—	0.0
Perseus Mining Ltd.	13		42	—	0.0
PLS Group Ltd.	30		104	—	0.0
Ramelius Resources Ltd.	19		38	—	0.0
Regis Resources Ltd.	5		21	—	0.0
Resolute Mining Ltd.	29		19	—	0.0
Sandfire Resources Ltd.	2		27	—	0.0
Santos Ltd.	84		417	—	0.0
Scentre Group	15		40	—	0.0
SEEK Ltd.	4		41	—	0.0
Sims Ltd.	3		65	—	0.0
South32 Ltd.	38		103—	—	0.0
Telstra Group Ltd.	6		22	—	0.0
TPG Telecom Ltd.	18		45	—	0.0
Treasury Wine Estates Ltd.	23		76	—	0.0

SEE NOTES TO FINANCIAL STATEMENTS.

JUNE 30, 2026	SIX CIRCLES TRUST	457

Six Circles Multi-Strategy Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JUNE 30, 2026 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

REFERENCE ENTITY	SHARES		NOTIONAL VALUE (2)	UNREALIZED APPRECIATION (DEPRECIATION) ($) (3)	PERCENTAGE OF NET ASSETS (%)

Long Positions — continued
Common Stocks — continued
Australia — continued
Washington H Soul Pattinson & Co. Ltd.	—	(h)	14	—	0.0
Westpac Banking Corp.	10		255	—	0.0
Whitehaven Coal Ltd.	17		92	—	0.0
WiseTech Global Ltd.	4		88	—	0.0
Woodside Energy Group Ltd.	2		42	—	0.0
Worley Ltd.	19		144	—	0.0
Yancoal Australia Ltd.	3		10	—	0.0

Canada
Capstone Copper Corp.	1		11	—	0.0

New Zealand
a2 Milk Co. Ltd./The	4		21	—	0.0
Xero Ltd.	2		120	—	0.0

United States
Life360, Inc.	—	(h)	6	—	0.0
Newmont Corp.	1		47	—	0.0
ResMed, Inc.	3		59	—	0.0

Total Long Positions of Total Return Swaps			4,450	—	0.0

Total of Long and Short Positions of Total Return Swaps			(1,534)	(3)	0.0	(g)

COUNTERPARTY	DESCRIPTION	TERMINATION DATE	NOTIONAL VALUE (2)	NET UNREALIZED APPRECIATION/ (DEPRECIATION) ($) (3)	NET CASH AND OTHER RECEIVABLES/ PAYABLES ($)	VALUE ($)
Morgan Stanley & Co.	The Fund receives a return on portfolio of long and short equity positions and pays or receives one day RBA on long positions and short positions respectively, plus or minus spread (rates range from -0.32% to 0.29%) which is denominated in AUD based on the local currencies of the positions within the swap	09/15/2027	(2,685)	(37)	(19)	(56)

REFERENCE ENTITY	SHARES	NOTIONAL VALUE (2)	UNREALIZED APPRECIATION (DEPRECIATION) ($) (3)	PERCENTAGE OF NET ASSETS (%)
Short Positions
Common Stocks
Australia
ALS Ltd.	(2)	(28)	— (h)	0.0	(g)
ANZ Group Holdings Ltd.	(31)	(765)	(2)	0.0	(g)
APA Group	(6)	(42)	1	0.0	(g)
ASX Ltd.	(7)	(258)	(6)	0.0	(g)
Brambles Ltd.	(1)	(17)	— (h)	0.0	(g)
Capricorn Metals Ltd.	(9)	(86)	4	0.0	(g)
CAR Group Ltd.	(19)	(353)	14	0.0	(g)
Cochlear Ltd.	(5)	(430)	(33)	0.0	(g)
Commonwealth Bank of Australia	(12)	(1,320)	(10)	0.0	(g)

SEE NOTES TO FINANCIAL STATEMENTS.

458	SIX CIRCLES TRUST	JUNE 30, 2026

REFERENCE ENTITY	SHARES	NOTIONAL VALUE (2)	UNREALIZED APPRECIATION (DEPRECIATION) ($) (3)	PERCENTAGE OF NET ASSETS (%)
Short Positions — continued
Common Stocks — continued
Australia — continued
Genesis Minerals Ltd.	(40)	(169)	26	0.0	(g)
Goodman Group	(13)	(292)	4	0.0	(g)
IGO Ltd.	(4)	(22)	2	0.0	(g)
Lottery Corp. Ltd. (The)	(70)	(270)	(10)	0.0	(g)
Lynas Rare Earths Ltd.	(15)	(194)	6	0.0	(g)
Medibank Pvt Ltd.	(66)	(223)	(3)	0.0	(g)
NEXTDC Ltd.	(1)	(7)	— (h)	0.0	(g)
Northern Star Resources Ltd.	(25)	(365)	39	0.0	(g)
Pro Medicus Ltd.	(2)	(192)	(32)	0.0	(g)
QBE Insurance Group Ltd.	(20)	(337)	(11)	0.0	(g)
Ramelius Resources Ltd.	(19)	(42)	4	0.0	(g)
Ramsay Health Care Ltd.	(4)	(105)	(11)	0.0	(g)
Scentre Group	(140)	(374)	1	0.0	(g)
SGH Ltd.	(2)	(68)	(3)	0.0	(g)
Sigma Healthcare Ltd.	(191)	(364)	1	0.0	(g)
Suncorp Group Ltd.	(11)	(138)	(2)	0.0	(g)
Telstra Group Ltd.	(38)	(131)	(1)	0.0	(g)
Transurban Group	(18)	(189)	9	0.0	(g)
Vicinity Ltd.	(311)	(553)	(2)	0.0	(g)
Washington H Soul Pattinson & Co. Ltd.	(17)	(527)	(22)	0.0	(g)
Westpac Banking Corp.	(21)	(509)	(1)	0.0	(g)
Whitehaven Coal Ltd.	(8)	(45)	3	0.0	(g)
WiseTech Global Ltd.	(10)	(217)	(21)	0.0	(g)
Woolworths Group Ltd.	(6)	(163)	(6)	0.0	(g)

Total Short Positions of Total Return Swaps		(8,795)	(62)	0.0	(g)

Long Positions
Common Stocks
Australia
AGL Energy Ltd.	38	228	(7)	0.0	(g)
Ampol Ltd.	4	104	(1)	0.0	(g)
Aristocrat Leisure Ltd.	15	575	48	0.0	(g)
Aurizon Holdings Ltd.	41	119	(1)	0.0	(g)
BHP Group Ltd.	3	129	(2)	0.0	(g)
Charter Hall Group	5	79	— (h)	0.0	(g)
Coles Group Ltd.	23	377	11	0.0	(g)
Computershare Ltd.	11	289	12	0.0	(g)
CSL Ltd.	— (h)	36	1	0.0	(g)
Evolution Mining Ltd.	3	25	(2)	0.0	(g)
Fortescue Ltd.	66	888	(19)	0.0	(g)
GPT Group (The)	45	155	(5)	0.0	(g)
HUB24 Ltd.	— (h)	20	— (h)	0.0	(g)
JB Hi-Fi Ltd.	6	332	11	0.0	(g)
Liontown Ltd.	8	11	(1)	0.0	(g)
Macquarie Group Ltd.	6	1,071	10	0.0	(g)
Mineral Resources Ltd.	3	152	(10)	0.0	(g)
Mirvac Group	276	334	(6)	0.0	(g)
Orica Ltd.	14	223	8	0.0	(g)
Origin Energy Ltd.	9	71	1	0.0	(g)
PLS Group Ltd.	6	24	(2)	0.0	(g)
Qantas Airways Ltd.	13	87	5	0.0	(g)

SEE NOTES TO FINANCIAL STATEMENTS.

JUNE 30, 2026	SIX CIRCLES TRUST	459

Six Circles Multi-Strategy Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JUNE 30, 2026 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

REFERENCE ENTITY	SHARES	NOTIONAL VALUE (2)	UNREALIZED APPRECIATION (DEPRECIATION) ($) (3)	PERCENTAGE OF NET ASSETS (%)

Long Positions — continued
Common Stocks — continued
Australia — continued
REA Group Ltd.	1	106	3	0.0	(g)
Regis Resources Ltd.	15	71	(10)	0.0	(g)
Rio Tinto Ltd.	1	74	(1)	0.0	(g)
Sandfire Resources Ltd.	9	126	(9)	0.0	(g)
Santos Ltd.	13	66	(1)	0.0	(g)
Sonic Healthcare Ltd.	2	29	1	0.0	(g)
Stockland	7	20	(1)	0.0	(g)
Technology One Ltd.	4	78	(1)	0.0	(g)
Telix Pharmaceuticals Ltd.	2	17	1	0.0	(g)
Westgold Resources Ltd.	25	88	(6)	0.0	(g)
Woodside Energy Group Ltd.	5	106	(2)	0.0	(g)

Total Long Positions of Total Return Swaps		6,110	25	0.0	(g)

Total of Long and Short Positions of Total Return Swaps		(2,685)	(37)	0.0	(g)

COUNTERPARTY	DESCRIPTION	TERMINATION DATE	NOTIONAL VALUE (2)	NET UNREALIZED APPRECIATION/ (DEPRECIATION) ($) (3)	NET CASH AND OTHER RECEIVABLES/ PAYABLES ($)	VALUE ($)
Morgan Stanley & Co.	The Fund receives a return on portfolio of long and short equity positions and pays or receives one day BRLID on long positions and short positions respectively, plus or minus spread (rates range from -3% to 0.4%) which is denominated in BRL based on the local currencies of the positions within the swap	03/14/2028	3,336	—	28	28

REFERENCE ENTITY	SHARES	NOTIONAL VALUE (2)	UNREALIZED APPRECIATION (DEPRECIATION) ($) (3)	PERCENTAGE OF NET ASSETS (%)
Short Positions
Common Stocks
Brazil
B3 SA—Brasil Bolsa Balcao	(82)	(230)	—	0.0
C&A MODAS SA	(1)	(2)	—	0.0
Cia de Saneamento Basico do Estado de Sao Paulo SABESP	(27)	(154)	—	0.0
Cia De Saneamento do Parana Sanepar	(2)	(12)	—	0.0
EcoRodovias Infraestrutura e Logistica SA	(3)	(5)	—	0.0
Energisa S/A	(2)	(14)	—	0.0
Eneva SA	(4)	(22)	—	0.0
Equatorial SA	(8)	(64)	—	0.0
GPS Participacoes e Empreendimentos SA	(2)	(5)	—	0.0
Hapvida Participacoes e Investimentos S/A	(5)	(9)	—	0.0
Localiza Rent a Car SA	(13)	(103)	—	0.0
PRIO SA	(5)	(49)	—	0.0
Raia Drogasil SA	(5)	(16)	—	0.0
Rede D’Or Sao Luiz SA	(4)	(30)	—	0.0
Smartfit Escola de Ginastica e Danca SA	(8)	(31)	—	0.0

SEE NOTES TO FINANCIAL STATEMENTS.

460	SIX CIRCLES TRUST	JUNE 30, 2026

REFERENCE ENTITY	SHARES	NOTIONAL VALUE (2)	UNREALIZED APPRECIATION (DEPRECIATION) ($) (3)	PERCENTAGE OF NET ASSETS (%)
Short Positions — continued
Common Stocks — continued
Brazil — continued
Vivara Participacoes SA	(4)	(16)	—	0.0
WEG SA	(7)	(60)	—	0.0
YDUQS Participacoes SA	(3)	(5)	—	0.0

Total Short Positions of Total Return Swaps		(827)	—	0.0

Long Positions
Common Stocks
Brazil
Allos SA	6	31	—	0.0
Ambev SA	2	6	—	0.0
Auren Energia SA	8	17	—	0.0
Axia Energia SA	27	279	—	0.0
Banco Bradesco SA	61	212	—	0.0
Banco BTG Pactual SA	19	200	—	0.0
Banco Santander Brasil SA	4	19	—	0.0
BB Seguridade Participacoes SA	2	19	—	0.0
Bradespar SA	12	49	—	0.0
Brava Energia	13	48	—	0.0
Cia Energetica de Minas Gerais	60	125	—	0.0
Cia Siderurgica Nacional SA	10	9	—	0.0
CPFL Energia SA	7	64	—	0.0
Cury Construtora e, Inc.orporadora SA	10	71	—	0.0
Cyrela Brazil Realty SA Empreendimentos e Participacoes	19	86	—	0.0
Direcional Engenharia SA	33	88	—	0.0
Engie Brasil Energia SA	6	37	—	0.0
Gerdau SA	32	127	—	0.0
Hypera SA	1	4	—	0.0
Iguatemi SA	1	5	—	0.0
Isa Energia Brasil sa	3	19	—	0.0
Itau Unibanco Holding SA	27	225	—	0.0
Klabin SA	3	8	—	0.0
Lojas Renner SA	46	130	—	0.0
Magazine Luiza SA	16	14	—	0.0
Marcopolo SA	2	3	—	0.0
Metalurgica Gerdau SA	35	62	—	0.0
Motiva Infraestrutura de Mobilidade SA	6	16	—	0.0
MRV Engenharia e Participacoes SA	10	10	—	0.0
Multiplan Empreendimentos Imobiliarios SA	14	78	—	0.0
Petroleo Brasileiro SA—Petrobras	78	572	—	0.0
Suzano SA	5	42	—	0.0
Telefonica Brasil SA	14	95	—	0.0
TIM SA	18	77	—	0.0
TOTVS SA	18	98	—	0.0
Transmissora Alianca de Energia Eletrica S/A	7	56	—	0.0
Ultrapar Participacoes SA	18	89	—	0.0
Usinas Siderurgicas de Minas Gerais S/A Usiminas	34	55	—	0.0
Vale SA	55	836	—	0.0
Vibra Energia SA	31	182	—	0.0

Total Long Positions of Total Return Swaps		4,163	—	0.0

Total of Long and Short Positions of Total Return Swaps		3,336	—	0.0

SEE NOTES TO FINANCIAL STATEMENTS.

JUNE 30, 2026	SIX CIRCLES TRUST	461

Six Circles Multi-Strategy Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JUNE 30, 2026 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

COUNTERPARTY	DESCRIPTION	TERMINATION DATE	NOTIONAL VALUE (2)	NET UNREALIZED APPRECIATION/ (DEPRECIATION) ($) (3)	NET CASH AND OTHER RECEIVABLES/ PAYABLES ($)	VALUE ($)
Morgan Stanley & Co.	The Fund receives a return on portfolio of long and short equity positions and pays or receives one day DISC on long positions and short positions respectively, plus or minus spread (rates range from -1.73% to 0.2%) which is denominated in CAD based on the local currencies of the positions within the swap	06/01/2028	5,400	53	39	92

REFERENCE ENTITY	SHARES	NOTIONAL VALUE (2)	UNREALIZED APPRECIATION (DEPRECIATION) ($) (3)	PERCENTAGE OF NET ASSETS (%)
Short Positions
Common Stocks
Canada
5N Plus, Inc.	— (h)	(11)	—	0.0
Alimentation Couche-Tard, Inc.	(2)	(105)	—	0.0
Americas Gold & Silver Corp.	(10)	(49)	—	0.0
Aris Mining Corp.	— (h)	(7)	—	0.0
AtkinsRealis Group, Inc.	(4)	(223)	—	0.0
ATS Corp.	— (h)	(13)	—	0.0
Bombardier, Inc.	— (h)	(56)	—	0.0
Brookfield Corp.	(2)	(80)	—	0.0
CAE, Inc.	(5)	(133)	—	0.0
Canadian Pacific Kansas City Ltd.	(6)	(489)	—	0.0
CCL Industries, Inc.	(2)	(117)	—	0.0
Descartes Systems Group, Inc. (The)	(1)	(92)	—	0.0
Discovery Silver Corp.	—	(53)	54	0.0	(g)
Element Fleet Management Corp.	(1)	(25)	—	0.0
Enbridge, Inc.	(3)	(150)	—	0.0
Enerflex Ltd.	(1)	(13)	—	0.0
ERO Copper Corp.	(1)	(26)	—	0.0
Exchange Income Corp.	— (h)	(35)	—	0.0
Finning International, Inc.	(1)	(59)	—	0.0
First Quantum Minerals Ltd.	(2)	(47)	—	0.0
FirstService Corp.	(1)	(97)	—	0.0
Franco-Nevada Corp.	— (h)	(5)	—	0.0
G Mining Ventures Corp.	(3)	(75)	—	0.0
Gildan Activewear, Inc.	(2)	(111)	—	0.0
Great-West Lifeco, Inc.	(3)	(210)	—	0.0
Headwater Exploration, Inc.	(1)	(8)	—	0.0
Hudbay Minerals, Inc.	(2)	(47)	—	0.0
IGM Financial, Inc.	(1)	(73)	—	0.0
Ivanhoe Mines Ltd.	(13)	(98)	—	0.0
K92 Mining, Inc.	— (h)	(7)	—	0.0
Lundin Gold, Inc.	(1)	(36)	—	0.0
MDA Space Ltd.	(3)	(142)	—	0.0
Montage Gold Corp.	(3)	(39)	—	0.0
NGEx Minerals Ltd.	(2)	(28)	—	0.0
Open Text Corp.	(8)	(170)	—	0.0
Premium Brands Holdings Corp.	— (h)	(12)	—	0.0
Rogers Communications, Inc.	— (h)	(8)	—	0.0
Skeena Resources Ltd.	(1)	(38)	—	0.0

SEE NOTES TO FINANCIAL STATEMENTS.

462	SIX CIRCLES TRUST	JUNE 30, 2026

REFERENCE ENTITY	SHARES		NOTIONAL VALUE (2)	UNREALIZED APPRECIATION (DEPRECIATION) ($) (3)	PERCENTAGE OF NET ASSETS (%)
Short Positions — continued
Common Stocks — continued
Canada — continued
Sun Life Financial, Inc.	—	(h)	(19)	—	0.0
TerraVest Industries, Inc.	—	(h)	(12)	—	0.0
TFI International, Inc.	—	(h)	(39)	—	0.0
Thomson Reuters Corp.	(3)		(266)	—	0.0
Trekor Metals Ltd.	(6)		(39)	—	0.0
Vermilion Energy, Inc.	(1)		(5)	—	0.0
Vizsla Silver Corp.	(6)		(20)	—	0.0

United States
Energy Fuels, Inc./Canada	(9)		(135)	–	0.0

Total Short Positions of Total Return Swaps			(3,522)	54	0.0	(g)

Long Positions
Common Stocks
Canada
Advantage Energy Ltd.	3		22	—	0.0
Allied Properties Real Estate Investment Trust	1		6	—	0.0
Aritzia, Inc.	4		452	—	0.0
Atco Ltd./Canada	1		73	—	0.0
Aya Gold & Silver, Inc.	1		28	—	0.0
Bank of Montreal	1		153	—	0.0
Bank of Nova Scotia (The)	4		363	—	0.0
Baytex Energy Corp.	16		62	—	0.0
BCE, Inc.	3		60	—	0.0
Birchcliff Energy Ltd.	4		19	—	0.0
BlackBerry Ltd.	1		11	—	0.0
BRP, Inc.	—	(h)	12	—	0.0
Canadian Apartment Properties REIT	4		102	—	0.0
Canadian National Railway Co.	3		383	—	0.0
Canadian Tire Corp. Ltd.	—	(h)	67	—	0.0
Canadian Utilities Ltd.	2		67	—	0.0
Capstone Copper Corp.	2		17	—	0.0
Cenovus Energy, Inc.	17		423	—	0.0
Centerra Gold, Inc.	8		126	—	0.0
CES Energy Solutions Corp.	1		8	—	0.0
Dollarama, Inc.	1		95	—	0.0
DPM Metals, Inc.	1		35	—	0.0
Emera, Inc.	1		38	—	0.0
Empire Co. Ltd.	3		92	—	0.0
Fairfax Financial Holdings Ltd.	—	(h)	138	—	0.0
George Weston Ltd.	2		168	—	0.0
Hydro One Ltd.	4		177	—	0.0
iA Financial Corp., Inc.	—	(h)	38	—	0.0
Imperial Oil Ltd.	1		62	—	0.0
Loblaw Cos. Ltd.	3		115	—	0.0
Lundin Mining Corp.	2		50	—	0.0
LunR Royalties Corp.	—	(h)	6	(1)	0.0	(g)
Magna International, Inc.	4		283	—	0.0
Manulife Financial Corp.	9		382	—	0.0
National Bank of Canada	4		673	—	0.0
Northland Power, Inc.	6		89	—	0.0
Nutrien Ltd.	2		114	—	0.0

SEE NOTES TO FINANCIAL STATEMENTS.

JUNE 30, 2026	SIX CIRCLES TRUST	463

Six Circles Multi-Strategy Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JUNE 30, 2026 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

REFERENCE ENTITY	SHARES		NOTIONAL VALUE (2)	UNREALIZED APPRECIATION (DEPRECIATION) ($) (3)	PERCENTAGE OF NET ASSETS (%)

Long Positions — continued
Common Stocks — continued
Canada — continued
OceanaGold Corp.	2		47	—	0.0
Parex Resources, Inc.	1		12	—	0.0
Peyto Exploration & Development Corp.	1		12	—	0.0
Power Corp. of Canada	8		514	—	0.0
PrairieSky Royalty Ltd.	1		15	—	0.0
Quebecor, Inc.	1		52	—	0.0
RioCan Real Estate Investment Trust	6		89	—	0.0
Royal Bank of Canada	2		499	—	0.0
South Bow Corp.	2		55	—	0.0
Stantec, Inc.	1		62	—	0.0
Stella-Jones, Inc.	1		28	—	0.0
Suncor Energy, Inc.	14		770	—	0.0
TELUS Corp.	44		463	—	0.0
TMX Group Ltd.	1		35	—	0.0
Topaz Energy Corp.	1		22	—	0.0
Torex Gold Resources, Inc.	—	(h)	6	—	0.0
Toronto-Dominion Bank (The)	6		745	—	0.0
Tourmaline Oil Corp.	8		328	—	0.0
Wesdome Gold Mines Ltd.	1		22	—	0.0
West Fraser Timber Co. Ltd.	—	(h)	11	—	0.0
WSP Global, Inc.	1		77	—	0.0

United States
Brookfield Asset Management Ltd.	1		49	—	0.0

Total Long Positions of Total Return Swaps			8,922	(1)	0.0	(g)

Total of Long and Short Positions of Total Return Swaps			5,400	53	0.0	(g)

COUNTERPARTY	DESCRIPTION	TERMINATION DATE	NOTIONAL VALUE (2)	NET UNREALIZED APPRECIATION/ (DEPRECIATION) ($) (3)	NET CASH AND OTHER RECEIVABLES/ PAYABLES ($)	VALUE ($)
Morgan Stanley & Co.	The Fund receives a return on portfolio of long and short equity positions and pays or receives one day DISC on long positions and short positions respectively, plus or minus spread (rates range from -0.68% to 0.2%) which is denominated in CAD based on the local currencies of the positions within the swap	09/14/2027	8,046	(365)	95	(270)

REFERENCE ENTITY	SHARES	NOTIONAL VALUE (2)	UNREALIZED APPRECIATION (DEPRECIATION) ($) (3)	PERCENTAGE OF NET ASSETS (%)
Short Positions
Common Stocks
Canada
Agnico Eagle Mines Ltd.	(2)	(387)	3	0.0	(g)
Alimentation Couche-Tard, Inc.	(9)	(502)	(50)	0.0	(g)
AltaGas Ltd.	(9)	(359)	8	0.0	(g)
Aris Mining Corp.	(12)	(199)	19	0.0	(g)

SEE NOTES TO FINANCIAL STATEMENTS.

464	SIX CIRCLES TRUST	JUNE 30, 2026

REFERENCE ENTITY	SHARES	NOTIONAL VALUE (2)	UNREALIZED APPRECIATION (DEPRECIATION) ($) (3)	PERCENTAGE OF NET ASSETS (%)
Short Positions — continued
Common Stocks — continued
Canada — continued
Artemis Gold, Inc.	(14)	(328)	17	0.0	(g)
Athabasca Oil Corp.	(40)	(303)	16	0.0	(g)
AtkinsRealis Group, Inc.	(3)	(183)	8	0.0	(g)
Bank of Montreal	(3)	(528)	(12)	0.0	(g)
BCE, Inc.	(24)	(543)	26	0.0	(g)
Bombardier, Inc.	(5)	(1,085)	(40)	0.0	(g)
BRP, Inc.	— (h)	(27)	1	0.0	(g)
CAE, Inc.	(26)	(653)	(4)	0.0	(g)
Cameco Corp.	(3)	(359)	10	0.0	(g)
Canadian Utilities Ltd.	(10)	(359)	(8)	0.0	(g)
Cenovus Energy, Inc.	(39)	(1,006)	32	0.0	(g)
Constellation Software, Inc./Canada	— (h)	(208)	3	0.0	(g)
Descartes Systems Group, Inc. (The)	(6)	(374)	(14)	0.0	(g)
Dollarama, Inc.	(3)	(396)	10	0.0	(g)
Eldorado Gold Corp.	(16)	(526)	19	0.0	(g)
Equinox Gold Corp.	(8)	(83)	4	0.0	(g)
ERO Copper Corp.	(4)	(121)	9	0.0	(g)
Exchange Income Corp.	— (h)	(12)	— (h)	0.0	(g)
Fairfax Financial Holdings Ltd.	(1)	(998)	(44)	0.0	(g)
G Mining Ventures Corp.	(2)	(59)	1	0.0	(g)
GFL Environmental, Inc.	(5)	(162)	(8)	0.0	(g)
Gildan Activewear, Inc.	(26)	(1,334)	11	0.0	(g)
Great-West Lifeco, Inc.	(3)	(204)	(3)	0.0	(g)
Hydro One Ltd.	(10)	(413)	(13)	0.0	(g)
iA Financial Corp., Inc.	(3)	(444)	(18)	0.0	(g)
IAMGOLD Corp.	— (h)	(4)	— (h)	0.0	(g)
Ivanhoe Mines Ltd.	(12)	(98)	5	0.0	(g)
K92 Mining, Inc.	(4)	(69)	2	0.0	(g)
Lundin Mining Corp.	(3)	(67)	5	0.0	(g)
MDA Space Ltd.	(3)	(106)	(5)	0.0	(g)
Methanex Corp.	(6)	(342)	42	0.0	(g)
Metro, Inc./CN	(3)	(161)	— (h)	0.0	(g)
National Bank of Canada	(8)	(1,315)	(5)	0.0	(g)
Novagold Resources, Inc.	(14)	(106)	22	0.0	(g)
Peyto Exploration & Development Corp.	(2)	(29)	1	0.0	(g)
Rogers Communications, Inc.	(5)	(184)	19	0.0	(g)
Royal Bank of Canada	(11)	(2,126)	(51)	0.0	(g)
Saputo, Inc.	(6)	(174)	(1)	0.0	(g)
Skeena Resources Ltd.	(11)	(308)	15	0.0	(g)
Sprott, Inc.	— (h)	(31)	1	0.0	(g)
Tamarack Valley Energy Ltd.	(17)	(155)	2	0.0	(g)
Torex Gold Resources, Inc.	(4)	(144)	1	0.0	(g)
Toronto-Dominion Bank (The)	(2)	(183)	(3)	0.0	(g)
Triple Flag Precious Metals Corp.	(4)	(126)	(1)	0.0	(g)
West Fraser Timber Co. Ltd.	— (h)	(11)	— (h)	0.0	(g)
Whitecap Resources, Inc.	(92)	(1,008)	55	0.0	(g)
WSP Global, Inc.	(5)	(600)	(8)	0.0	(g)

United States
Brookfield Asset Management Ltd.	(6)	(275)	13	0.0	(g)
Energy Fuels, Inc./Canada	(2)	(25)	3	0.0	(g)

SEE NOTES TO FINANCIAL STATEMENTS.

JUNE 30, 2026	SIX CIRCLES TRUST	465

Six Circles Multi-Strategy Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JUNE 30, 2026 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

REFERENCE ENTITY	SHARES		NOTIONAL VALUE (2)	UNREALIZED APPRECIATION (DEPRECIATION) ($) (3)	PERCENTAGE OF NET ASSETS (%)
Short Positions — continued
Common Stocks — continued
United States — continued
RB Global, Inc.	(9)		(937)	(68)	0.0	(g)

Total Short Positions of Total Return Swaps			(20,739)	27	0.0	(g)

Long Positions
Common Stocks
Canada
Air Canada	26		438	14	0.0	(g)
Alamos Gold, Inc.	4		133	(6)	0.0	(g)
Algonquin Power & Utilities Corp.	7		41	— (h)	0.0	(g)
Aritzia, Inc.	4		493	(19)	0.0	(g)
Atco Ltd./Canada	10		496	17	0.0	(g)
B2Gold Corp.	10		40	(3)	0.0	(g)
Bank of Nova Scotia (The)	5		404	1	0.0	(g)
Barrick Mining Corp.	36		1,430	(118)	0.0	(g)
Canadian Apartment Properties REIT	4		91	— (h)	0.0	(g)
Canadian Imperial Bank of Commerce	5		540	6	0.0	(g)
Canadian National Railway Co.	8		916	43	0.0	(g)
Canadian Natural Resources Ltd.	42		1,748	(77)	0.0	(g)
Canadian Pacific Kansas City Ltd.	5		403	6	0.0	(g)
Canadian Tire Corp. Ltd.	3		413	22	0.0	(g)
Capital Power Corp.	1		51	(1)	0.0	(g)
Capstone Copper Corp.	14		143	(16)	0.0	(g)
Centerra Gold, Inc.	7		108	(5)	0.0	(g)
CGI, Inc.	18		1,113	62	0.0	(g)
DPM Metals, Inc.	1		24	(1)	0.0	(g)
Element Fleet Management Corp.	15		293	12	0.0	(g)
Enbridge, Inc.	5		268	(3)	0.0	(g)
Finning International, Inc.	5		335	(8)	0.0	(g)
First Majestic Silver Corp.	23		393	(7)	0.0	(g)
Fortis, Inc./Canada	29		1,626	39	0.0	(g)
Fortuna Mining Corp.	26		232	(15)	0.0	(g)
George Weston Ltd.	5		325	4	0.0	(g)
Gibson Energy, Inc.	17		355	(9)	0.0	(g)
Hudbay Minerals, Inc.	5		129	(20)	0.0	(g)
IGM Financial, Inc.	7		395	9	0.0	(g)
Imperial Oil Ltd.	—	(h)	54	(1)	0.0	(g)
Intact Financial Corp.	1		205	12	0.0	(g)
Kinross Gold Corp.	31		822	(81)	0.0	(g)
Loblaw Cos. Ltd.	13		569	9	0.0	(g)
Lundin Gold, Inc.	3		181	(7)	0.0	(g)
Magna International, Inc.	24		1,586	(3)	0.0	(g)
Manulife Financial Corp.	43		1,743	14	0.0	(g)
Northland Power, Inc.	33		536	(11)	0.0	(g)
OceanaGold Corp.	9		233	(10)	0.0	(g)
Open Text Corp.	14		284	23	0.0	(g)
OR Royalties, Inc.	—	(h)	11	(1)	0.0	(g)
Pan American Silver Corp.	14		697	(57)	0.0	(g)
Quebecor, Inc.	2		77	1	0.0	(g)
RioCan Real Estate Investment Trust	28		442	1	0.0	(g)
South Bow Corp.	1		38	(1)	0.0	(g)
Stantec, Inc.	2		146	1	0.0	(g)

SEE NOTES TO FINANCIAL STATEMENTS.

466	SIX CIRCLES TRUST	JUNE 30, 2026

REFERENCE ENTITY	SHARES	NOTIONAL VALUE (2)	UNREALIZED APPRECIATION (DEPRECIATION) ($) (3)	PERCENTAGE OF NET ASSETS (%)
Sun Life Financial, Inc.	3	242	3	0.0	(g)
Suncor Energy, Inc.	16	910	(36)	0.0	(g)
TELUS Corp.	161	1,818	(118)	0.0	(g)
Thomson Reuters Corp.	12	975	17	0.0	(g)
TMX Group Ltd.	13	446	(18)	0.0	(g)
Toromont Industries Ltd.	1	143	(3)	0.0	(g)
Tourmaline Oil Corp.	37	1,555	(28)	0.0	(g)
TransAlta Corp.	49	676	(1)	0.0	(g)
Wheaton Precious Metals Corp.	4	492	(18)	0.0	(g)

United States
Restaurant Brands International, Inc.	6	458	(1)	0.0	(g)
SSR Mining, Inc.	2	70	(5)	0.0	(g)
Total Long Positions of Total Return Swaps		28,785	(392)	0.0	(g)

Total of Long and Short Positions of Total Return Swaps		8,046	(365)	0.0	(g)

COUNTERPARTY	DESCRIPTION	TERMINATION DATE	NOTIONAL VALUE (2)	NET UNREALIZED APPRECIATION/ (DEPRECIATION) ($) (3)	NET CASH AND OTHER RECEIVABLES/ PAYABLES ($)	VALUE ($)
Morgan Stanley & Co.	The Fund receives a return on portfolio of long and short equity positions and pays or receives one day DISC on long positions and short positions respectively, plus or minus spread (rates range from -0.23% to -0.23%) which is denominated in CAD based on the local currencies of the positions within the swap	09/13/2027	(93)	(52)	—	(52)

REFERENCE ENTITY	SHARES	NOTIONAL VALUE (2)	UNREALIZED APPRECIATION (DEPRECIATION) ($) (3)	PERCENTAGE OF NET ASSETS (%)
Short Positions
Common Stocks
Canada
Discovery Mining Ltd.	(24)	(93)	(52)	0.0	(g)

Total Short Positions of Total Return Swaps		(93)	(52)	0.0	(g)

Total of Long and Short Positions of Total Return Swaps		(93)	(52)	0.0	(g)

COUNTERPARTY	DESCRIPTION	TERMINATION DATE	NOTIONAL VALUE (2)	NET UNREALIZED APPRECIATION/ (DEPRECIATION) ($) (3)	NET CASH AND OTHER RECEIVABLES/ PAYABLES ($)	VALUE ($)
Morgan Stanley & Co.	The Fund receives a return on portfolio of long and short equity positions and pays or receives one day SARON on long positions and short positions respectively, plus or minus spread (rates range from -0.26% to 0.26%) which is denominated in CHF based on the local currencies of the positions within the swap	09/15/2027	(6,769)	(46)	(15)	(61)

SEE NOTES TO FINANCIAL STATEMENTS.

JUNE 30, 2026	SIX CIRCLES TRUST	467

Six Circles Multi-Strategy Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JUNE 30, 2026 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

REFERENCE ENTITY	SHARES		NOTIONAL VALUE (2)	UNREALIZED APPRECIATION (DEPRECIATION) ($) (3)	PERCENTAGE OF NET ASSETS (%)
Short Positions
Common Stocks
Switzerland
Alcon AG	(5)		(331)	(11)	0.0	(g)
Avolta AG	—	(h)	(14)	(1)	0.0	(g)
Banque Cantonale Vaudoise	—	(h)	(35)	— (h)	0.0	(g)
Belimo Holding AG	—	(h)	(46)	1	0.0	(g)
Cie Financiere Richemont SA	(4)		(838)	(20)	0.0	(g)
Galderma Group AG	(1)		(118)	(6)	0.0	(g)
Geberit AG	—	(h)	(178)	(5)	0.0	(g)
Givaudan SA	—	(h)	(463)	(24)	0.0	(g)
Helvetia Baloise Holding AG	(1)		(162)	1	0.0	(g)
Novartis AG	(3)		(389)	(20)	0.0	(g)
Partners Group Holding AG	—	(h)	(123)	1	0.0	(g)
Sandoz Group AG	(9)		(762)	(40)	0.0	(g)
Swiss Life Holding AG	(2)		(2,032)	1	0.0	(g)
Swiss Prime Site AG	(4)		(666)	(2)	0.0	(g)
Swiss Re AG	(6)		(953)	(31)	0.0	(g)
Swisscom AG	(2)		(1,259)	16	0.0	(g)
UBS Group AG	(36)		(1,836)	35	0.0	(g)
Zurich Insurance Group AG	—	(h)	(177)	(4)	0.0	(g)

Total Short Positions of Total Return Swaps			(10,382)	(109)	0.0	(g)

Long Positions
Common Stocks
Switzerland
ABB Ltd.	6		655	(7)	0.0	(g)
Accelleron Industries AG	1		127	(4)	0.0	(g)
Barry Callebaut AG	—	(h)	36	— (h)	0.0	(g)
BKW AG	—	(h)	26	— (h)	0.0	(g)
Chocoladefabriken Lindt & Spruengli AG	—	(h)	360	12	0.0	(g)
EMS-Chemie Holding AG	—	(h)	8	— (h)	0.0	(g)
Holcim AG	2		162	(8)	0.0	(g)
Julius Baer Group Ltd.	5		401	22	0.0	(g)
Kuehne + Nagel International AG	1		128	— (h)	0.0	(g)
Logitech International SA	—	(h)	40	(5)	0.0	(g)
Lonza Group AG	—	(h)	38	4	0.0	(g)
Nestle SA	7		722	37	0.0	(g)
PSP Swiss Property AG	—	(h)	52	(1)	0.0	(g)
Schindler Holding AG	1		197	(1)	0.0	(g)
SGS SA	3		346	15	0.0	(g)
SIG Group AG	1		21	2	0.0	(g)
Sonova Holding AG	1		183	(1)	0.0	(g)
Sunrise Communications AG	—	(h)	10	— (h)	0.0	(g)
Swissquote Group Holding SA	2		80	(2)	0.0	(g)
Temenos AG	—	(h)	21	— (h)	0.0	(g)

Total Long Positions of Total Return Swaps			3,613	63	0.0	(g)

Total of Long and Short Positions of Total Return Swaps			(6,769)	(46)	0.0	(g)

SEE NOTES TO FINANCIAL STATEMENTS.

468	SIX CIRCLES TRUST	JUNE 30, 2026

COUNTERPARTY	DESCRIPTION	TERMINATION DATE	NOTIONAL VALUE (2)	NET UNREALIZED APPRECIATION/ (DEPRECIATION) ($) (3)	NET CASH AND OTHER RECEIVABLES/ PAYABLES ($)	VALUE ($)
Morgan Stanley & Co.	The Fund receives a return on portfolio of long and short equity positions and pays or receives one day SARON on long positions and short positions respectively, plus or minus spread (rates range from -1.38% to 0.2%) which is denominated in CHF based on the local currencies of the positions within the swap	09/22/2027	(7,309)	—	16	16

REFERENCE ENTITY	SHARES		NOTIONAL VALUE (2)	UNREALIZED APPRECIATION (DEPRECIATION) ($) (3)	PERCENTAGE OF NET ASSETS (%)
Short Positions
Common Stocks
Austria
ams-OSRAM AG	(4)		(83)	—	0.0

Liechtenstein
Liechtensteinische Landesbank AG	—	(h)	(44)	—	0.0

Switzerland
Accelleron Industries AG	—	(h)	(7)	—	0.0
ALSO Holding AG	—	(h)	(49)	—	0.0
Amrize Ltd.	(10)		(505)	—	0.0
Aryzta AG	(1)		(91)	—	0.0
Avolta AG	(3)		(195)	—	0.0
Bachem Holding AG	(1)		(113)	—	0.0
Banque Cantonale Vaudoise	(1)		(219)	—	0.0
Barry Callebaut AG	—	(h)	(443)	—	0.0
Belimo Holding AG	—	(h)	(229)	—	0.0
Berner Kantonalbank AG	—	(h)	(29)	—	0.0
Bucher Industries AG	—	(h)	(71)	—	0.0
Burkhalter Holding AG	—	(h)	(16)	—	0.0
Cembra Money Bank AG	—	(h)	(38)	—	0.0
Cicor Technologies Ltd.	—	(h)	(8)	—	0.0
Clariant AG	(7)		(58)	—	0.0
Comet Holding AG	—	(h)	(85)	—	0.0
Daetwyler Holding AG	—	(h)	(2)	—	0.0
Dottikon Es Holding AG	—	(h)	(8)	—	0.0
EFG International AG	(4)		(83)	—	0.0
Flughafen Zurich AG	(1)		(316)	—	0.0
Forbo Holding AG	—	(h)	(19)	—	0.0
Galenica AG	—	(h)	— (h)	—	0.0
Georg Fischer AG	(1)		(60)	—	0.0
Givaudan SA	—	(h)	(1,359)	—	0.0
Helvetia Baloise Holding AG	(2)		(614)	—	0.0
Huber + Suhner AG	—	(h)	(36)	—	0.0
Idorsia Ltd.	(10)		(82)	—	0.0
Implenia AG	(1)		(79)	—	0.0
Inficon Holding AG	—	(h)	(32)	—	0.0
Julius Baer Group Ltd.	(7)		(623)	—	0.0
Jungfraubahn Holding AG	—	(h)	(25)	—	0.0
Kuehne + Nagel International AG	(3)		(645)	—	0.0

SEE NOTES TO FINANCIAL STATEMENTS.

JUNE 30, 2026	SIX CIRCLES TRUST	469

Six Circles Multi-Strategy Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JUNE 30, 2026 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

REFERENCE ENTITY	SHARES	NOTIONAL VALUE (2)	UNREALIZED APPRECIATION (DEPRECIATION) ($) (3)	PERCENTAGE OF NET ASSETS (%)
Short Positions — continued
Common Stocks — continued
Switzerland — continued
Kuros Biosciences AG	(3)	(77)	—	0.0
Luzerner Kantonalbank AG	(1)	(69)	—	0.0
Mobilezone Holding AG	(1)	(16)	—	0.0
Mobimo Holding AG	— (h)	(175)	—	0.0
Montana Aerospace AG	(3)	(89)	—	0.0
Nestle SA	(9)	(951)	—	0.0
Novartis AG	(7)	(1,055)	—	0.0
OC Oerlikon Corp. AG Pfaeffikon	(15)	(78)	—	0.0
R&S Group Holding AG	(5)	(166)	—	0.0
Roche Holding AG	— (h)	(111)	—	0.0
Sandoz Group AG	(7)	(674)	—	0.0
SGS SA	(5)	(605)	—	0.0
Siegfried Holding AG	(1)	(113)	—	0.0
SIG Group AG	(11)	(180)	—	0.0
Sika AG	(4)	(846)	—	0.0
SKAN Group AG	— (h)	(20)	—	0.0
Softwareone Holding AG	(6)	(60)	—	0.0
St Galler Kantonalbank AG	— (h)	(40)	—	0.0
Stadler Rail AG	(1)	(37)	—	0.0
Straumann Holding AG	(3)	(411)	—	0.0
Sulzer AG	— (h)	(55)	—	0.0
Swiss Life Holding AG	— (h)	(508)	—	0.0
Swiss Prime Site AG	(4)	(606)	—	0.0
Swiss Re AG	(7)	(1,061)	—	0.0
Swisscom AG	(1)	(435)	—	0.0
Swissquote Group Holding SA	(8)	(367)	—	0.0
Tecan Group AG	— (h)	(57)	—	0.0
Temenos AG	(1)	(73)	—	0.0
UBS Group AG	(24)	(1,172)	—	0.0
VAT Group AG	(1)	(537)	—	0.0
Vontobel Holding AG	— (h)	(45)	—	0.0
Ypsomed Holding AG	— (h)	(130)	—	0.0

Total Short Positions of Total Return Swaps		(17,085)	—	0.0

Long Positions
Common Stocks
Italy
Newron Pharmaceuticals SpA	— (h)	7	—	0.0

Switzerland
ABB Ltd.	19	2,026	—	0.0
Adecco Group AG	8	144	—	0.0
Alcon AG	7	468	—	0.0
APG SGA SA	— (h)	8	—	0.0
Autoneum Holding AG	— (h)	2	—	0.0
Basilea Pharmaceutica Ag Allschwil	1	39	—	0.0
Bell Food Group AG	— (h)	20	—	0.0
BKW AG	— (h)	29	—	0.0
Bossard Holding AG	— (h)	14	—	0.0
Burckhardt Compression Holding AG	— (h)	42	—	0.0
Chocoladefabriken Lindt & Spruengli AG	— (h)	861	—	0.0
Cie Financiere Richemont SA	2	539	—	0.0

SEE NOTES TO FINANCIAL STATEMENTS.

470	SIX CIRCLES TRUST	JUNE 30, 2026

REFERENCE ENTITY	SHARES		NOTIONAL VALUE (2)	UNREALIZED APPRECIATION (DEPRECIATION) ($) (3)	PERCENTAGE OF NET ASSETS (%)

Long Positions — continued
Common Stocks — continued
Switzerland — continued
DKSH Holding AG	1		55	—	0.0
dormakaba Holding AG	1		64	—	0.0
EMS-Chemie Holding AG	—	(h)	57	—	0.0
Galderma Group AG	2		363	—	0.0
Geberit AG	—	(h)	157	—	0.0
Holcim AG	4		345	—	0.0
Interroll Holding AG	—	(h)	41	—	0.0
Intershop Holding AG	—	(h)	3	—	0.0
Komax Holding AG	—	(h)	2	—	0.0
Landis+Gyr Group AG	1		58	—	0.0
LEM Holding SA	—	(h)	57	—	0.0
Logitech International SA	17		1,609	—	0.0
Lonza Group AG	1		568	—	0.0
PolyPeptide Group AG	—	(h)	7	—	0.0
Schindler Holding AG	1		232	—	0.0
Schweiter Technologies AG	—	(h)	13	—	0.0
Sensirion Holding AG	—	(h)	16	—	0.0
SFS Group AG	—	(h)	18	—	0.0
Sonova Holding AG	3		662	—	0.0
Sunrise Communications AG	1		32	—	0.0
Swatch Group AG (The)	2		385	—	0.0
VZ Holding AG	—	(h)	16	—	0.0
Zehnder Group AG	—	(h)	16	—	0.0
Zurich Insurance Group AG	1		801	—	0.0

Total Long Positions of Total Return Swaps			9,776	—	0.0

Total of Long and Short Positions of Total Return Swaps			(7,309)	—	0.0

COUNTERPARTY	DESCRIPTION	TERMINATION DATE	NOTIONAL VALUE (2)	NET UNREALIZED APPRECIATION/ (DEPRECIATION) ($) (3)	NET CASH AND OTHER RECEIVABLES/ PAYABLES ($)	VALUE ($)
Morgan Stanley & Co.	The Fund receives a return on portfolio of long and short equity positions and pays or receives one week CIBOR on long positions and short positions respectively, plus or minus spread (rates range from -3.38% to 0.23%) which is denominated in DKK based on the local currencies of the positions within the swap	09/22/2027	(1,011)	—	2	2

REFERENCE ENTITY	SHARES	NOTIONAL VALUE (2)	UNREALIZED APPRECIATION (DEPRECIATION) ($) (3)	PERCENTAGE OF NET ASSETS (%)
Short Positions
Common Stocks
Denmark
AL Sydbank	(2)	(161)	—	0.0
Alm Brand A/S	(6)	(15)	—	0.0
Ambu A/S	(7)	(70)	—	0.0

SEE NOTES TO FINANCIAL STATEMENTS.

JUNE 30, 2026	SIX CIRCLES TRUST	471

Six Circles Multi-Strategy Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JUNE 30, 2026 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

REFERENCE ENTITY	SHARES	NOTIONAL VALUE (2)	UNREALIZED APPRECIATION (DEPRECIATION) ($) (3)	PERCENTAGE OF NET ASSETS (%)
Short Positions — continued
Common Stocks — continued
Denmark — continued
Carlsberg A/S	(3)	(365)	—	0.0
Coloplast A/S	(4)	(249)	—	0.0
Demant A/S	(5)	(190)	—	0.0
DSV A/S	(9)	(2,051)	—	0.0
FLSmidth & Co. A/S	(3)	(223)	—	0.0
GN Store Nord A/S	(26)	(346)	—	0.0
Matas A/S	(1)	(14)	—	0.0
Netcompany Group A/S	(2)	(72)	—	0.0
NKT A/S	(2)	(349)	—	0.0
Novonesis Novozymes B	(11)	(690)	—	0.0
NTG Nordic Transport Group A/S	— (h)	(7)	—	0.0
Orsted A/S	(1)	(12)	—	0.0
ROCKWOOL A/S	(8)	(248)	—	0.0
Royal Unibrew A/S	(1)	(52)	—	0.0
Tryg A/S	(1)	(33)	—	0.0

Total Short Positions of Total Return Swaps		(5,147)	—	0.0

Long Positions
Common Stocks
Denmark
ALK-Abello A/S	1	40	—	0.0
AP Moller - Maersk A/S	— (h)	468	—	0.0
Bavarian Nordic A/S	9	251	—	0.0
Chemometec A/S	— (h)	25	—	0.0
D/S Norden A/S	2	65	—	0.0
Danske Bank A/S	18	957	—	0.0
Dfds A/S	3	44	—	0.0
Genmab A/S	2	524	—	0.0
Gubra A/S	1	69	—	0.0
ISS A/S	1	42	—	0.0
Jyske Bank A/S	1	81	—	0.0
Novo Nordisk A/S	10	474	—	0.0
Pandora A/S	4	476	—	0.0
Per Aarsleff Holding A/S	— (h)	37	—	0.0
Ringkjoebing Landbobank A/S	1	137	—	0.0
Scandinavian Tobacco Group A/S	3	29	—	0.0
Schouw & Co. A/S	— (h)	21	—	0.0
Vestas Wind Systems A/S	2	49	—	0.0
Zealand Pharma A/S	5	226	—	0.0

United Kingdom
TORM plc	5	121	—	0.0

Total Long Positions of Total Return Swaps		4,136	—	0.0

Total of Long and Short Positions of Total Return Swaps		(1,011)	—	0.0

SEE NOTES TO FINANCIAL STATEMENTS.

472	SIX CIRCLES TRUST	JUNE 30, 2026

COUNTERPARTY	DESCRIPTION	TERMINATION DATE	NOTIONAL VALUE (2)	NET UNREALIZED APPRECIATION/ (DEPRECIATION) ($) (3)	NET CASH AND OTHER RECEIVABLES/ PAYABLES ($)	VALUE ($)
Morgan Stanley & Co.	The Fund receives a return on portfolio of long and short equity positions and pays or receives one day DESTR on long positions and short positions respectively, plus or minus spread (rates range from -0.26% to 0.26%) which is denominated in DKK based on the local currencies of the positions within the swap	09/15/2027	(1,039)	64	—	64

REFERENCE ENTITY	SHARES	NOTIONAL VALUE (2)	UNREALIZED APPRECIATION (DEPRECIATION) ($) (3)	PERCENTAGE OF NET ASSETS (%)
Short Positions
Common Stocks
Denmark
Carlsberg A/S	(1)	(82)	(1)	0.0	(g)
Coloplast A/S	(4)	(234)	1	0.0	(g)
Danske Bank A/S	(10)	(562)	9	0.0	(g)
DSV A/S	(2)	(387)	(2)	0.0	(g)
NKT A/S	— (h)	(56)	5	0.0	(g)
Novo Nordisk A/S	(1)	(57)	(3)	0.0	(g)
Novonesis Novozymes B	(12)	(731)	(41)	0.0	(g)
ROCKWOOL A/S	(7)	(237)	8	0.0	(g)

Total Short Positions of Total Return Swaps		(2,346)	(24)	0.0	(g)

Long Positions
Common Stocks
Denmark
AP Moller - Maersk A/S	— (h)	241	(5)	0.0	(g)
Genmab A/S	1	149	13	0.0	(g)
Pandora A/S	5	486	84	0.0	(g)
Tryg A/S	10	243	(4)	0.0	(g)
Vestas Wind Systems A/S	7	188	— (h)	0.0	(g)

Total Long Positions of Total Return Swaps		1,307	88	0.0	(g)

Total of Long and Short Positions of Total Return Swaps		(1,039)	64	0.0	(g)

COUNTERPARTY	DESCRIPTION	TERMINATION DATE	NOTIONAL VALUE (2)	NET UNREALIZED APPRECIATION/ (DEPRECIATION) ($) (3)	NET CASH AND OTHER RECEIVABLES/ PAYABLES ($)	VALUE ($)
Morgan Stanley & Co.	The Fund receives a return on portfolio of long and short equity positions and pays or receives one day €STER on long positions and short positions respectively, plus or minus spread (rates range from -0.4% to 0.26%) which is denominated in EUR based on the local currencies of the positions within the swap	09/15/2027	528	442	(54)	388

SEE NOTES TO FINANCIAL STATEMENTS.

JUNE 30, 2026	SIX CIRCLES TRUST	473

Six Circles Multi-Strategy Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JUNE 30, 2026 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

REFERENCE ENTITY	SHARES	NOTIONAL VALUE (2)	UNREALIZED APPRECIATION (DEPRECIATION) ($) (3)	PERCENTAGE OF NET ASSETS (%)
Short Positions
Common Stocks
Austria
BAWAG Group AG	(4)	(838)	(13)	0.0	(g)
Raiffeisen Bank International AG	(6)	(348)	(6)	0.0	(g)
Verbund AG	(2)	(115)	1	0.0	(g)

Belgium
Aedifica SA	— (h)	(38)	(1)	0.0	(g)
D’ieteren Group	(1)	(156)	(5)	0.0	(g)
Elia Group SA	(2)	(288)	(8)	0.0	(g)
KBC Group NV	(3)	(354)	7	0.0	(g)
Lotus Bakeries NV	— (h)	(114)	(6)	0.0	(g)
Syensqo SA	— (h)	(19)	— (h)	0.0	(g)

Finland
Fortum OYJ	(11)	(255)	(3)	0.0	(g)
Kesko OYJ	(11)	(252)	— (h)	0.0	(g)
Metso OYJ	(3)	(59)	2	0.0	(g)
Neste OYJ	(5)	(155)	(11)	0.0	(g)
Nordea Bank Abp	(34)	(655)	7	0.0	(g)
Orion OYJ	(1)	(46)	(2)	0.0	(g)
Stora Enso OYJ	(20)	(226)	9	0.0	(g)
UPM-Kymmene OYJ	(25)	(682)	32	0.0	(g)

France
Aeroports de Paris SA	(2)	(233)	(6)	0.0	(g)
Air France-KLM	(17)	(238)	(24)	0.0	(g)
Air Liquide SA	(6)	(1,100)	(50)	0.0	(g)
Amundi SA	— (h)	(22)	— (h)	0.0	(g)
Arkema SA	(1)	(87)	4	0.0	(g)
Bollore SE	(106)	(662)	170	0.0	(g)
Bouygues SA	(19)	(1,066)	34	0.0	(g)
Carrefour SA	(21)	(384)	(4)	0.0	(g)
Cie de Saint-Gobain SA	— (h)	(29)	— (h)	0.0	(g)
Dassault Aviation SA	(3)	(852)	17	0.0	(g)
Edenred SE	(12)	(307)	1	0.0	(g)
Gaztransport Et Technigaz SA	(2)	(450)	13	0.0	(g)
Gecina SA	(1)	(46)	— (h)	0.0	(g)
Hermes International SCA	(1)	(1,357)	19	0.0	(g)
Kering SA	— (h)	(47)	3	0.0	(g)
L’Oreal SA	(1)	(487)	(7)	0.0	(g)
Pernod Ricard SA	(5)	(387)	(2)	0.0	(g)
Renault SA	(23)	(741)	71	0.0	(g)
Rexel SA	(7)	(301)	1	0.0	(g)
Safran SA	— (h)	(118)	— (h)	0.0	(g)
Sartorius Stedim Biotech	(2)	(455)	(55)	0.0	(g)
SCOR SE	(9)	(329)	1	0.0	(g)
SOITEC	(1)	(74)	7	0.0	(g)
Technip Energies NV	(1)	(33)	2	0.0	(g)
Teleperformance SE	(3)	(178)	24	0.0	(g)
Thales SA	— (h)	(113)	(1)	0.0	(g)
Unibail-Rodamco-Westfield	(1)	(79)	(2)	0.0	(g)
Veolia Environnement SA	(14)	(594)	(7)	0.0	(g)

SEE NOTES TO FINANCIAL STATEMENTS.

474	SIX CIRCLES TRUST	JUNE 30, 2026

REFERENCE ENTITY	SHARES	NOTIONAL VALUE (2)	UNREALIZED APPRECIATION (DEPRECIATION) ($) (3)	PERCENTAGE OF NET ASSETS (%)
Short Position — continued
Common Stocks — continued
Germany
Bayerische Motoren Werke AG	(13)	(916)	55	0.0	(g)
Beiersdorf AG	(4)	(288)	(17)	0.0	(g)
CTS Eventim AG & Co. KGaA	(2)	(112)	— (h)	0.0	(g)
Daimler Truck Holding AG	(1)	(48)	(1)	0.0	(g)
Deutsche Lufthansa AG	(7)	(71)	(7)	0.0	(g)
Hannover Rueck SE	(1)	(390)	(10)	0.0	(g)
Henkel AG & Co. KGaA	(6)	(452)	(21)	0.0	(g)
Infineon Technologies AG	(11)	(1,034)	52	0.0	(g)
Knorr-Bremse AG	(3)	(378)	9	0.0	(g)
MTU Aero Engines AG	— (h)	(71)	(5)	0.0	(g)
Porsche Automobil Holding SE	(15)	(509)	57	0.0	(g)
RENK Group AG	— (h)	(4)	— (h)	0.0	(g)
Rheinmetall AG	— (h)	(150)	25	0.0	(g)
Talanx AG	(1)	(141)	(7)	0.0	(g)
thyssenkrupp AG	(24)	(285)	4	0.0	(g)
TUI AG	(2)	(18)	— (h)	0.0	(g)

Ireland
AIB Group plc	(32)	(388)	16	0.0	(g)
Bank of Ireland Group plc	(29)	(628)	42	0.0	(g)
Kingspan Group plc	(2)	(168)	10	0.0	(g)
Ryanair Holdings plc	(4)	(131)	(5)	0.0	(g)

Italy
A2A SpA	(67)	(174)	1	0.0	(g)
Banco BPM SpA	(5)	(84)	3	0.0	(g)
BPER Banca SPA	(24)	(387)	5	0.0	(g)
Buzzi SpA	(7)	(356)	13	0.0	(g)
Davide Campari-Milano NV	(37)	(232)	2	0.0	(g)
Ferrari NV	— (h)	(129)	(8)	0.0	(g)
FinecoBank Banca Fineco SpA	(6)	(159)	7	0.0	(g)
Lottomatica Group Spa	(3)	(91)	7	0.0	(g)
Moncler SpA	(3)	(174)	2	0.0	(g)
Nexi SpA	(24)	(99)	1	0.0	(g)
Terna - Rete Elettrica Nazionale	(27)	(311)	(3)	0.0	(g)

Luxembourg
ArcelorMittal SA	(11)	(697)	35	0.0	(g)
CVC Capital Partners plc	(6)	(96)	2	0.0	(g)

Netherlands
ABN AMRO Bank NV	(5)	(235)	7	0.0	(g)
Adyen NV	— (h)	(232)	14	0.0	(g)
Aegon Ltd.	(2)	(16)	— (h)	0.0	(g)
Airbus SE	(9)	(1,920)	(51)	0.0	(g)
Argenx SE	— (h)	(36)	(1)	0.0	(g)
EXOR NV	(4)	(274)	(3)	0.0	(g)
Ferrovial NV	(21)	(1,371)	(49)	0.0	(g)
Heineken Holding NV	(1)	(86)	(3)	0.0	(g)
Heineken NV	(6)	(497)	(15)	0.0	(g)
IMCD NV	(1)	(55)	2	0.0	(g)
Prosus NV	(14)	(614)	(2)	0.0	(g)
SBM Offshore NV	(1)	(55)	4	0.0	(g)
Universal Music Group NV	(30)	(629)	(1)	0.0	(g)

SEE NOTES TO FINANCIAL STATEMENTS.

JUNE 30, 2026	SIX CIRCLES TRUST	475

Six Circles Multi-Strategy Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JUNE 30, 2026 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

REFERENCE ENTITY	SHARES	NOTIONAL VALUE (2)	UNREALIZED APPRECIATION (DEPRECIATION) ($) (3)	PERCENTAGE OF NET ASSETS (%)
Short Position — continued
Common Stocks — continued
Portugal
Banco Comercial Portugues SA	(270)	(323)	5	0.0	(g)
Jeronimo Martins SGPS SA	(4)	(82)	2	0.0	(g)

Spain
Acciona SA	— (h)	(72)	2	0.0	(g)
Aena SME SA	(44)	(1,347)	(5)	0.0	(g)
Amadeus IT Group SA	— (h)	(29)	— (h)	0.0	(g)
Banco de Sabadell SA	(127)	(463)	12	0.0	(g)
EDP Renewables SA	(6)	(91)	(1)	0.0	(g)
Mapfre SA	(63)	(313)	(1)	0.0	(g)
Merlin Properties Socimi SA	(5)	(91)	2	0.0	(g)
Solaria Energia y Medio Ambiente SA	(4)	(91)	10	0.0	(g)

United Kingdom
International Consolidated Airlines Group SA	(2)	(11)	— (h)	0.0	(g)

Total Short Positions of Total Return Swaps		(33,473)	404	0.0	(g)

Long Positions
Common Stocks
Austria
AT&S Austria Technologie & Systemtechnik AG	— (h)	12	(1)	0.0	(g)
Erste Group Bank AG	1	92	— (h)	0.0	(g)
OMV AG	1	45	(1)	0.0	(g)
voestalpine AG	3	155	(13)	0.0	(g)

Belgium
Ageas SA	1	69	1	0.0	(g)
Anheuser-Busch InBev SA	2	199	5	0.0	(g)
Financiere de Tubize SA	— (h)	31	1	0.0	(g)
Groupe Bruxelles Lambert NV	2	163	— (h)	0.0	(g)
Sofina SA	— (h)	8	— (h)	0.0	(g)
UCB SA	1	147	5	0.0	(g)

Finland
Elisa OYJ	2	91	(2)	0.0	(g)
Kone OYJ	— (h)	20	— (h)	0.0	(g)
Wartsila OYJ Abp	4	151	(4)	0.0	(g)

France
Accor SA	6	353	18	0.0	(g)
AXA SA	57	2,808	68	0.0	(g)
BioMerieux	3	203	4	0.0	(g)
BNP Paribas SA	5	529	1	0.0	(g)
Bureau Veritas SA	29	847	37	0.0	(g)
Capgemini SE	5	465	1	0.0	(g)
Cie Generale des Etablissements Michelin SCA	3	105	— (h)	0.0	(g)
Covivio SA	4	262	1	0.0	(g)
Credit Agricole SA	6	115	(1)	0.0	(g)
Danone SA	17	1,266	97	0.0	(g)
Dassault Systemes SE	4	85	4	0.0	(g)
Engie SA	42	1,317	20	0.0	(g)
EssilorLuxottica SA	4	681	(18)	0.0	(g)
Ipsen SA	3	552	41	0.0	(g)
Klepierre SA	16	637	12	0.0	(g)

SEE NOTES TO FINANCIAL STATEMENTS.

476	SIX CIRCLES TRUST	JUNE 30, 2026

REFERENCE ENTITY	SHARES		NOTIONAL VALUE (2)	UNREALIZED APPRECIATION (DEPRECIATION) ($) (3)	PERCENTAGE OF NET ASSETS (%)

Long Positions — continued
Common Stocks — continued
France — continued
Legrand SA	1		114	(5)	0.0	(g)
LVMH Moet Hennessy Louis Vuitton SE	—	(h)	1	— (h)	0.0	(g)
Nexans SA	—	(h)	71	(6)	0.0	(g)
Publicis Groupe SA	6		619	(9)	0.0	(g)
Sanofi SA	1		97	3	0.0	(g)
Societe Generale SA	3		276	(5)	0.0	(g)
SPIE SA	1		85	(1)	0.0	(g)
Valeo SE	8		121	(10)	0.0	(g)
Vallourec SACA	—	(h)	11	— (h)	0.0	(g)
Vinci SA	5		750	(16)	0.0	(g)

Germany
BASF SE	10		555	(27)	0.0	(g)
Continental AG	7		563	(10)	0.0	(g)
Deutsche Boerse AG	1		231	(5)	0.0	(g)
Deutsche Post AG	10		571	16	0.0	(g)
Deutsche Telekom AG	7		200	(17)	0.0	(g)
Evonik Industries AG	12		207	3	0.0	(g)
Fresenius Medical Care AG	5		258	(10)	0.0	(g)
Fresenius SE & Co. KGaA	2		75	1	0.0	(g)
K+S AG	5		81	— (h)	0.0	(g)
KION Group AG	2		101	(8)	0.0	(g)
LEG Immobilien SE	1		67	2	0.0	(g)
Mercedes-Benz Group AG	13		682	(24)	0.0	(g)
Merck KGaA	1		116	12	0.0	(g)
Nemetschek SE	1		71	(1)	0.0	(g)
Nordex SE	1		79	(4)	0.0	(g)
RWE AG	3		176	3	0.0	(g)
SAP SE	1		141	2	0.0	(g)
Scout24 SE	2		162	(1)	0.0	(g)
Vonovia SE	12		282	10	0.0	(g)

Ireland
Kerry Group plc	3		303	12	0.0	(g)

Italy
Azimut Holding SpA	8		330	(20)	0.0	(g)
Banca Mediolanum SpA	—	(h)	13	— (h)	0.0	(g)
DiaSorin SpA	—	(h)	26	(1)	0.0	(g)
Enel SpA	72		833	(1)	0.0	(g)
Intesa Sanpaolo SpA	335		2,386	(93)	0.0	(g)
Italgas SpA	11		139	(6)	0.0	(g)
Leonardo SpA	1		36	(2)	0.0	(g)
Poste Italiane SpA	14		435	10	0.0	(g)
Prysmian SpA	2		388	(22)	0.0	(g)
Saipem SpA	121		622	(12)	0.0	(g)
Snam SpA	81		576	6	0.0	(g)
UniCredit SpA	—	(h)	11	— (h)	0.0	(g)

Luxembourg
Eurofins Scientific SE	2		116	3	0.0	(g)

Netherlands
ASM International NV	—	(h)	296	(22)	0.0	(g)

SEE NOTES TO FINANCIAL STATEMENTS.

JUNE 30, 2026	SIX CIRCLES TRUST	477

Six Circles Multi-Strategy Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JUNE 30, 2026 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

REFERENCE ENTITY	SHARES		NOTIONAL VALUE (2)	UNREALIZED APPRECIATION (DEPRECIATION) ($) (3)	PERCENTAGE OF NET ASSETS (%)

Long Positions — continued
Common Stocks — continued
Netherlands — continued
ASML Holding NV	1		2,647	105	0.0	(g)
ASR Nederland NV	6		439	(6)	0.0	(g)
BE Semiconductor Industries NV	—	(h)	17	(2)	0.0	(g)
Euronext NV	—	(h)	31	(1)	0.0	(g)
ING Groep NV	1		24	— (h)	0.0	(g)
Koninklijke Ahold Delhaize NV	5		185	5	0.0	(g)
Koninklijke KPN NV	10		49	— (h)	0.0	(g)
Koninklijke Philips NV	11		302	1	0.0	(g)
NN Group NV	8		669	4	0.0	(g)
QIAGEN NV	7		262	11	0.0	(g)
Wolters Kluwer NV	6		361	(1)	0.0	(g)

Portugal
EDP SA	66		336	10	0.0	(g)

Spain
ACS Actividades de Construccion y Servicios SA	15		1,020	(43)	0.0	(g)
Banco Bilbao Vizcaya Argentaria SA	11		280	1	0.0	(g)
Banco Santander SA	48		656	5	0.0	(g)
Bankinter SA	4		61	(2)	0.0	(g)
CaixaBank SA	6		89	(2)	0.0	(g)
Cellnex Telecom SA	3		109	(9)	0.0	(g)
Enagas SA	29		599	(30)	0.0	(g)
Grifols SA	4		37	— (h)	0.0	(g)
Industria de Diseno Textil SA	4		263	— (h)	0.0	(g)
Naturgy Energy Group SA	17		545	(21)	0.0	(g)
Telefonica SA	54		222	(5)	0.0	(g)
Unicaja Banco SA	32		117	(3)	0.0	(g)

Total Long Positions of Total Return Swaps			34,001	38	0.0	(g)

Total of Long and Short Positions of Total Return Swaps			528	442	0.0	(g)

COUNTERPARTY	DESCRIPTION	TERMINATION DATE	NOTIONAL VALUE (2)	NET UNREALIZED APPRECIATION/ (DEPRECIATION) ($) (3)		NET CASH AND OTHER RECEIVABLES/ PAYABLES ($)	VALUE ($)
Morgan Stanley & Co.	The Fund receives a return on portfolio of long and short equity positions and pays or receives one day €STER on long positions and short positions respectively, plus or minus spread (rates range from -6% to 0.2%) which is denominated in EUR based on the local currencies of the positions within the swap	09/22/2027	4,536	—	(h)	119	119

SEE NOTES TO FINANCIAL STATEMENTS.

478	SIX CIRCLES TRUST	JUNE 30, 2026

REFERENCE ENTITY	SHARES	NOTIONAL VALUE (2)	UNREALIZED APPRECIATION (DEPRECIATION) ($) (3)	PERCENTAGE OF NET ASSETS (%)
Short Positions
Common Stocks
Belgium
Ageas SA	(5)	(397)	—	0.0
Anheuser-Busch InBev SA	(16)	(1,346)	—	0.0
Azelis Group NV	(22)	(230)	—	0.0
CMB Tech NV	(6)	(91)	—	0.0
D’ieteren Group	(1)	(112)	—	0.0
Elia Group SA	(3)	(551)	—	0.0
Fagron	— (h)	(5)	—	0.0
Financiere de Tubize SA	(1)	(207)	—	0.0
Gimv NV	— (h)	(6)	—	0.0
Groupe Bruxelles Lambert NV	(1)	(47)	—	0.0
KBC Ancora	(1)	(89)	—	0.0
KBC Group NV	(12)	(1,675)	—	0.0
Kinepolis Group NV	(1)	(29)	—	0.0
Lotus Bakeries NV	— (h)	(133)	—	0.0
Melexis NV	(1)	(54)	—	0.0
Montea NV	(1)	(55)	—	0.0
Sofina SA	— (h)	(37)	—	0.0
Umicore SA	(9)	(210)	—	0.0
VGP NV	(1)	(110)	—	0.0
Warehouses De Pauw CVA	(6)	(147)	—	0.0
X-Fab Silicon Foundries SE	(1)	(8)	—	0.0
Xior Student Housing NV	— (h)	(4)	—	0.0

Curacao
HAL Trust	— (h)	(40)	—	0.0

Czech
CSG NV	(21)	(308)	—	0.0

Finland
Elisa OYJ	(5)	(210)	—	0.0
Finnair OYJ	(3)	(20)	—	0.0
Harvia OYJ	(1)	(31)	—	0.0
Huhtamaki OYJ	(4)	(111)	—	0.0
Kalmar OYJ	— (h)	(18)	—	0.0
Kemira OYJ	(4)	(70)	—	0.0
Kesko OYJ	(6)	(124)	—	0.0
Lumo Kodit OYJ	(1)	(12)	—	0.0
Metso OYJ	(25)	(437)	—	0.0
Neste OYJ	(3)	(92)	—	0.0
Nokian Renkaat OYJ	(8)	(104)	—	0.0
Nordea Bank Abp	(52)	(984)	—	0.0
Orion OYJ	(2)	(134)	—	0.0
Outokumpu OYJ	(32)	(187)	—	0.0
Puuilo OYJ	(1)	(19)	—	0.0
QT Group OYJ	(1)	(24)	—	0.0
Stora Enso OYJ	(14)	(148)	—	0.0
Terveystalo OYJ	(6)	(54)	—	0.0
Tieto OYJ	(8)	(166)	—	0.0
Tokmanni Group Corp.	(3)	(23)	—	0.0
Vaisala OYJ	— (h)	(15)	—	0.0
Valmet OYJ	(8)	(182)	—	0.0

SEE NOTES TO FINANCIAL STATEMENTS.

JUNE 30, 2026	SIX CIRCLES TRUST	479

Six Circles Multi-Strategy Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JUNE 30, 2026 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

REFERENCE ENTITY	SHARES	NOTIONAL VALUE (2)	UNREALIZED APPRECIATION (DEPRECIATION) ($) (3)	PERCENTAGE OF NET ASSETS (%)
Short Positions — continued
Common Stocks — continued
France
Abivax SA	(3)	(342)	—	0.0
Accor SA	(6)	(320)	—	0.0
Aeroports de Paris SA	(2)	(320)	—	0.0
Air France-KLM	(14)	(215)	—	0.0
Air Liquide SA	(7)	(1,406)	—	0.0
Alstom SA	(35)	(614)	—	0.0
Altarea SCA	— (h)	(31)	—	0.0
Alten SA	(1)	(53)	—	0.0
Ayvens SA	(28)	(373)	—	0.0
Carrefour SA	(4)	(78)	—	0.0
Christian Dior SE	— (h)	(137)	—	0.0
Cie de Saint-Gobain SA	(15)	(1,400)	—	0.0
Cie des Alpes	(1)	(15)	—	0.0
Clariane SE	(13)	(61)	—	0.0
Dassault Systemes SE	(1)	(29)	—	0.0
Eiffage SA	(5)	(680)	—	0.0
Elior Group SA	(23)	(52)	—	0.0
Elis SA	(4)	(135)	—	0.0
Eutelsat Communications SACA	(7)	(18)	—	0.0
Exosens SAS	(3)	(186)	—	0.0
FDJ UNITED	(2)	(41)	—	0.0
Forvia SE	(20)	(202)	—	0.0
Getlink SE	(2)	(40)	—	0.0
ID Logistics Group SACA	— (h)	(38)	—	0.0
Interparfums SA	— (h)	(9)	—	0.0
L’Oreal SA	(1)	(636)	—	0.0
Medincell SA	(3)	(104)	—	0.0
Mersen SA	— (h)	(11)	—	0.0
Orange SA	(83)	(1,556)	—	0.0
Pernod Ricard SA	(2)	(115)	—	0.0
Publicis Groupe SA	(7)	(732)	—	0.0
Remy Cointreau SA	(2)	(122)	—	0.0
Rexel SA	(1)	(39)	—	0.0
Sartorius Stedim Biotech	(3)	(541)	—	0.0
Schneider Electric SE	(4)	(1,215)	—	0.0
SEB SA	(1)	(29)	—	0.0
SMCP SA	(3)	(14)	—	0.0
Societe Generale SA	(3)	(275)	—	0.0
Sodexo SA	(15)	(893)	—	0.0
SOITEC	(1)	(153)	—	0.0
SPIE SA	(7)	(386)	—	0.0
Technip Energies NV	(6)	(236)	—	0.0
Teleperformance SE	(1)	(34)	—	0.0
Trigano SA	— (h)	(18)	—	0.0
Veolia Environnement SA	(17)	(724)	—	0.0
Vinci SA	— (h)	(7)	—	0.0
Virbac SACA	— (h)	(15)	—	0.0
Viridien	(1)	(103)	—	0.0
Wavestone	— (h)	(21)	—	0.0
Wendel SE	(1)	(59)	—	0.0
Worldline SA	(1)	(17)	—	0.0

SEE NOTES TO FINANCIAL STATEMENTS.

480	SIX CIRCLES TRUST	JUNE 30, 2026

REFERENCE ENTITY	SHARES	NOTIONAL VALUE (2)	UNREALIZED APPRECIATION (DEPRECIATION) ($) (3)	PERCENTAGE OF NET ASSETS (%)
Short Positions — continued
Common Stocks — continued
Germany
Adesso SE	— (h)	(5)	—	0.0
AlzChem Group AG	— (h)	(26)	—	0.0
Auto1 Group SE	(20)	(524)	—	0.0
Bayer AG	(5)	(256)	—	0.0
Bayerische Motoren Werke AG	(10)	(636)	—	0.0
Bechtle AG	(4)	(141)	—	0.0
Brenntag SE	(2)	(149)	—	0.0
CTS Eventim AG & Co. KGaA	— (h)	(2)	—	0.0
Daimler Truck Holding AG	(4)	(193)	—	0.0
Delivery Hero SE	(33)	(1,346)	—	0.0
Deutz AG	(7)	(67)	—	0.0
Douglas AG	(4)	(40)	—	0.0
E.ON SE	(58)	(1,191)	—	0.0
Evotec SE	(10)	(59)	—	0.0
flatexDEGIRO SE	(13)	(548)	—	0.0
Fraport AG Frankfurt Airport Services Worldwide	(5)	(378)	—	0.0
Freenet AG	(6)	(156)	—	0.0
Fresenius Medical Care AG	(8)	(361)	—	0.0
Fresenius SE & Co. KGaA	(15)	(680)	—	0.0
Friedrich Vorwerk Group SE	— (h)	(17)	—	0.0
GRENKE AG	(1)	(12)	—	0.0
Heidelberg Materials AG	(1)	(107)	—	0.0
HelloFresh SE	(8)	(34)	—	0.0
Hensoldt AG	(4)	(273)	—	0.0
HOCHTIEF AG	(1)	(508)	—	0.0
Hornbach Holding AG & Co. KGaA	— (h)	(2)	—	0.0
Hypoport SE	— (h)	(46)	—	0.0
Infineon Technologies AG	(15)	(1,436)	—	0.0
IONOS Group SE	(5)	(163)	—	0.0
Jenoptik AG	(1)	(71)	—	0.0
JOST Werke SE	(1)	(63)	—	0.0
KION Group AG	(1)	(26)	—	0.0
Ottobock SE & Co. KGaA	— (h)	(7)	—	0.0
Porsche Automobil Holding SE	(8)	(249)	—	0.0
ProSiebenSat.1 Media SE	(4)	(16)	—	0.0
Puma SE	(2)	(75)	—	0.0
RENK Group AG	(15)	(721)	—	0.0
Rheinmetall AG	(2)	(2,301)	—	0.0
SAF-Holland SE	— (h)	(7)	—	0.0
Salzgitter AG	(2)	(104)	—	0.0
Schaeffler AG	(29)	(280)	—	0.0
Scout24 SE	— (h)	(14)	—	0.0
Secunet Security Networks AG	— (h)	(13)	—	0.0
Siemens Energy AG	(2)	(454)	—	0.0
Siemens Healthineers AG	(20)	(773)	—	0.0
Siltronic AG	— (h)	(26)	—	0.0
SMA Solar Technology AG	— (h)	(15)	—	0.0
Stabilus SE	— (h)	(7)	—	0.0
Stroeer SE & Co. KGaA	(3)	(100)	—	0.0
Symrise AG	(2)	(248)	—	0.0
TAG Immobilien AG	(39)	(636)	—	0.0
TeamViewer SE	(14)	(79)	—	0.0

SEE NOTES TO FINANCIAL STATEMENTS.

JUNE 30, 2026	SIX CIRCLES TRUST	481

Six Circles Multi-Strategy Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JUNE 30, 2026 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

REFERENCE ENTITY	SHARES	NOTIONAL VALUE (2)	UNREALIZED APPRECIATION (DEPRECIATION) ($) (3)	PERCENTAGE OF NET ASSETS (%)
Short Positions — continued
Common Stocks — continued
Germany — continued
thyssenkrupp AG	(10)	(119)	—	0.0
Tkms AG& Co. KGaA	(3)	(262)	—	0.0
TUI AG	(139)	(1,150)	—	0.0
United Internet AG	(5)	(136)	—	0.0
Verbio SE	(1)	(25)	—	0.0
Volkswagen AG	(7)	(554)	—	0.0
Vonovia SE	(14)	(337)	—	0.0
Vossloh AG	(1)	(49)	—	0.0
Wacker Chemie AG	(1)	(99)	—	0.0
Zalando SE	(19)	(546)	—	0.0

Greece
Metlen Energy & Metals plc	(1)	(62)	—	0.0

Italy
Amplifon SpA	(14)	(152)	—	0.0
Avio SpA	(1)	(41)	—	0.0
Banca Generali SpA	(1)	(106)	—	0.0
Banca Mediolanum SpA	(8)	(209)	—	0.0
Brembo NV	(1)	(15)	—	0.0
Brunello Cucinelli SpA	— (h)	(11)	—	0.0
Buzzi SpA	(6)	(303)	—	0.0
Cembre SpA	— (h)	(9)	—	0.0
Cementir Holding NV	(1)	(24)	—	0.0
Davide Campari-Milano NV	(20)	(126)	—	0.0
doValue SpA	(24)	(60)	—	0.0
Fincantieri SpA	(1)	(10)	—	0.0
Intercos SpA	— (h)	(2)	—	0.0
Italmobiliare SpA	— (h)	(2)	—	0.0
Lottomatica Group Spa	(21)	(569)	—	0.0
Moltiply Group SpA	— (h)	(2)	—	0.0
Piaggio & C SpA	(3)	(5)	—	0.0
Prysmian SpA	(7)	(1,137)	—	0.0
Sanlorenzo SpA/Ameglia	(1)	(24)	—	0.0
Technoprobe SpA	(6)	(223)	—	0.0
Webuild SpA	(6)	(16)	—	0.0
Wiit SpA	(1)	(33)	—	0.0

Luxembourg
APERAM SA	(1)	(57)	—	0.0
ArcelorMittal SA	(9)	(519)	—	0.0
CVC Capital Partners plc	(49)	(717)	—	0.0

Netherlands
Aalberts NV	(4)	(198)	—	0.0
Adyen NV	(2)	(1,770)	—	0.0
Airbus SE	(7)	(1,527)	—	0.0
Arcadis NV	(2)	(74)	—	0.0
ASM International NV	— (h)	(471)	—	0.0
ASR Nederland NV	(3)	(228)	—	0.0
CTP NV	(3)	(48)	—	0.0
Flow Traders Ltd.	(1)	(19)	—	0.0
Heineken NV	(10)	(862)	—	0.0
IMCD NV	(7)	(631)	—	0.0

SEE NOTES TO FINANCIAL STATEMENTS.

482	SIX CIRCLES TRUST	JUNE 30, 2026

REFERENCE ENTITY	SHARES	NOTIONAL VALUE (2)	UNREALIZED APPRECIATION (DEPRECIATION) ($) (3)	PERCENTAGE OF NET ASSETS (%)
Short Positions — continued
Common Stocks — continued
Netherlands — continued
Koninklijke Ahold Delhaize NV	(4)	(171)	—	0.0
Koninklijke KPN NV	(12)	(58)	—	0.0
Koninklijke Philips NV	(9)	(242)	—	0.0
Magnum Ice Cream Co. NV/The	(21)	(362)	—	0.0
Prosus NV	(3)	(146)	—	0.0
Randstad NV	(7)	(211)	—	0.0
Stellantis NV	(62)	(353)	—	0.0
TKH Group NV	(1)	(69)	—	0.0
Universal Music Group NV	(27)	(555)	—	0.0

Portugal
Banco Comercial Portugues SA	(131)	(155)	—	0.0
Galp Energia SGPS SA	(6)	(125)	—	0.0
Jeronimo Martins SGPS SA	(14)	(270)	—	0.0

Spain
Acciona SA	(2)	(670)	—	0.0
Aena SME SA	(10)	(296)	—	0.0
Amadeus IT Group SA	(11)	(639)	—	0.0
Banco Bilbao Vizcaya Argentaria SA	(29)	(712)	—	0.0
Banco Santander SA	(25)	(352)	—	0.0
Cirsa Enterprises SA	(3)	(48)	—	0.0
Colonial SFL Socimi SA	(16)	(102)	—	0.0
Construcciones y Auxiliar de Ferrocarriles SA	— (h)	(7)	—	0.0
Distribuidora Internacional de Alimentacion SA	— (h)	(19)	—	0.0
EDP Renewables SA	(22)	(355)	—	0.0
eDreams ODIGEO SA	(5)	(26)	—	0.0
Endesa SA	(5)	(228)	—	0.0
Faes Farma SA	(2)	(11)	—	0.0
Fluidra SA	(5)	(117)	—	0.0
Global Dominion Access SA	(4)	(13)	—	0.0
Grenergy Renovables SA	(2)	(239)	—	0.0
HBX Group International plc	(5)	(38)	—	0.0
Indra Sistemas SA	(2)	(88)	—	0.0
Mapfre SA	(14)	(71)	—	0.0
Puig Brands SA	(10)	(193)	—	0.0
Sacyr SA	(65)	(349)	—	0.0
Tecnicas Reunidas SA	(3)	(105)	—	0.0
Telefonica SA	(14)	(57)	—	0.0

Switzerland
STMicroelectronics NV	(24)	(1,741)	—	0.0

United Kingdom
Verisure plc	(24)	(267)	—	0.0

Total Short Positions of Total Return Swaps		(62,546)	—	0.0

Long Positions
Common Stocks
Belgium
Aedifica SA	4	360	—	0.0
Barco NV	5	45	—	0.0
Bekaert SA	1	47	—	0.0

SEE NOTES TO FINANCIAL STATEMENTS.

JUNE 30, 2026	SIX CIRCLES TRUST	483

Six Circles Multi-Strategy Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JUNE 30, 2026 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

REFERENCE ENTITY	SHARES		NOTIONAL VALUE (2)	UNREALIZED APPRECIATION (DEPRECIATION) ($) (3)	PERCENTAGE OF NET ASSETS (%)

Long Positions — continued
Common Stocks — continued
Belgium — continued
Care Property Invest NV	1		13	—	0.0
Colruyt Group N.V	2		76	—	0.0
Lakefront Biotherapeutics NV	2		61	—	0.0
Proximus SADP	10		66	—	0.0
Retail Estates NV	—	(h)	5	—	0.0
Solvay SA	10		291	—	0.0
Syensqo SA	1		89	—	0.0
UCB SA	3		916	—	0.0

Finland
Aktia Bank OYJ	—	(h)	4	—	0.0
Bittium OYJ	—	(h)	12	—	0.0
Fortum OYJ	9		215	—	0.0
Hiab OYJ	2		96	—	0.0
Kempower OYJ	—	(h)	3	—	0.0
Kone OYJ	6		329	—	0.0
Konecranes OYJ	—	(h)	2	—	0.0
Metsa Board OYJ	4		12	—	0.0
Nokia OYJ	69		916	—	0.0
Revenio Group OYJ	—	(h)	2	—	0.0
Sampo OYJ	8		87	—	0.0
Sanoma OYJ	1		14	—	0.0
UPM-Kymmene OYJ	4		95	—	0.0
Wartsila OYJ Abp	3		133	—	0.0

France
Amundi SA	1		49	—	0.0
Arkema SA	5		304	—	0.0
AXA SA	52		2,615	—	0.0
Beneteau SACA	2		18	—	0.0
BioMerieux	4		282	—	0.0
BNP Paribas SA	3		339	—	0.0
Bollore SE	15		67	—	0.0
Bouygues SA	6		354	—	0.0
Bureau Veritas SA	10		303	—	0.0
Capgemini SE	5		471	—	0.0
Carmila SA	4		76	—	0.0
Cie Generale des Etablissements Michelin SCA	18		689	—	0.0
Coface SA	3		44	—	0.0
Covivio SA	2		129	—	0.0
Credit Agricole SA	17		335	—	0.0
Danone SA	5		370	—	0.0
Dassault Aviation SA	—	(h)	25	—	0.0
DBV Technologies SA	13		41	—	0.0
Derichebourg SA	2		27	—	0.0
Edenred SE	16		415	—	0.0
Emeis SA	—	(h)	8	—	0.0
Engie SA	70		2,195	—	0.0
Eramet SA	1		55	—	0.0
EssilorLuxottica SA	5		940	—	0.0
Eurazeo SE	5		239	—	0.0
Exail Technologies SA	—	(h)	28	—	0.0
Gaztransport Et Technigaz SA	3		631	—	0.0

SEE NOTES TO FINANCIAL STATEMENTS.

484	SIX CIRCLES TRUST	JUNE 30, 2026

REFERENCE ENTITY	SHARES		NOTIONAL VALUE (2)	UNREALIZED APPRECIATION (DEPRECIATION) ($) (3)	PERCENTAGE OF NET ASSETS (%)

Long Positions — continued
Common Stocks — continued
France — continued
Gecina SA	1		119	—	0.0
Havas NV	2		34	—	0.0
Hermes International SCA	1		1,190	—	0.0
ICADE	2		42	—	0.0
Imerys SA	1		24	—	0.0
Ipsen SA	1		285	—	0.0
IPSOS SA	3		101	—	0.0
JCDecaux SE	—	(h)	10	—	0.0
Kaufman & Broad SA	—	(h)	8	—	0.0
Kering SA	1		402	—	0.0
Klepierre SA	20		828	—	0.0
Legrand SA	2		296	—	0.0
LISI SA	—	(h)	31	—	0.0
LVMH Moet Hennessy Louis Vuitton SE	3		1,850	—	0.0
Mercialys SA	10		133	—	0.0
Metropole Television SA	1		11	—	0.0
Nexity SA	1		5	—	0.0
Opmobility	1		11	—	0.0
Planisware SA	1		21	—	0.0
Pluxee NV	1		16	—	0.0
Quadient SA	1		14	—	0.0
Renault SA	2		60	—	0.0
Rubis SCA	3		114	—	0.0
Safran SA	5		1,795	—	0.0
Sanofi SA	7		643	—	0.0
SCOR SE	10		380	—	0.0
Societe BIC SA	—	(h)	16	—	0.0
Sopra Steria Group	—	(h)	41	—	0.0
Television Francaise 1 SA	8		59	—	0.0
Thales SA	4		996	—	0.0
TotalEnergies SE	7		528	—	0.0
Ubisoft Entertainment SA	7		43	—	0.0
Unibail-Rodamco-Westfield	3		390	—	0.0
Valeo SE	1		10	—	0.0
Vallourec SACA	18		427	—	0.0
Vicat SACA	1		70	—	0.0
Vivendi SE	84		206	—	0.0

Germany
adidas AG	1		241	—	0.0
AIXTRON SE	3		206	—	0.0
Allianz SE	2		858	—	0.0
Atoss Software SE	—	(h)	2	—	0.0
Aumovio SE	1		42	—	0.0
Aurubis AG	—	(h)	73	—	0.0
BASF SE	11		608	—	0.0
Basler AG	—	(h)	2	—	0.0
Beiersdorf AG	2		155	—	0.0
Bilfinger SE	1		132	—	0.0
CANCOM SE	—	(h)	12	—	0.0
Carl Zeiss Meditec AG	4		108	—	0.0
Continental AG	1		42	—	0.0
Dermapharm Holding SE	—	(h)	4	—	0.0
Deutsche Bank AG	41		1,402	—	0.0

SEE NOTES TO FINANCIAL STATEMENTS.

JUNE 30, 2026	SIX CIRCLES TRUST	485

Six Circles Multi-Strategy Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JUNE 30, 2026 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

REFERENCE ENTITY	SHARES		NOTIONAL VALUE (2)	UNREALIZED APPRECIATION (DEPRECIATION) ($) (3)	PERCENTAGE OF NET ASSETS (%)

Long Positions — continued
Common Stocks — continued
Germany — continued
Deutsche Lufthansa AG	114		1,300	—	0.0
Deutsche Post AG	9		565	—	0.0
Deutsche Telekom AG	42		1,137	—	0.0
Dr Ing hc F Porsche AG	4		191	—	0.0
Draegerwerk AG & Co. KGaA	—	(h)	11	—	0.0
Duerr AG	2		47	—	0.0
DWS Group GmbH & Co. KGaA	1		73	—	0.0
Eckert & Ziegler SE	2		32	—	0.0
Elmos Semiconductor SE	—	(h)	56	—	0.0
Fielmann Group AG	3		134	—	0.0
FUCHS SE	4		175	—	0.0
GEA Group AG	4		267	—	0.0
Hannover Rueck SE	1		335	—	0.0
Heidelberger Druckmaschinen AG	11		18	—	0.0
HUGO BOSS AG	3		126	—	0.0
Indus Holding AG	—	(h)	13	—	0.0
Jungheinrich AG	5		126	—	0.0
K+S AG	4		68	—	0.0
Knorr-Bremse AG	4		487	—	0.0
Krones AG	—	(h)	25	—	0.0
KSB SE & Co. KGaA	—	(h)	7	—	0.0
LANXESS AG	12		212	—	0.0
LEG Immobilien SE	3		208	—	0.0
MBB SE	—	(h)	12	—	0.0
Mercedes-Benz Group AG	15		741	—	0.0
MTU Aero Engines AG	1		406	—	0.0
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	1		480	—	0.0
Nagarro SE	1		96	—	0.0
Nemetschek SE	2		98	—	0.0
Nordex SE	8		411	—	0.0
Rational AG	—	(h)	49	—	0.0
SAP SE	1		140	—	0.0
SGL Carbon SE	2		9	—	0.0
Siemens AG	3		909	—	0.0
Sixt SE	3		229	—	0.0
Springer Nature AG & Co. KGaA	—	(h)	8	—	0.0
Suedzucker AG	2		22	—	0.0
SUSS MicroTec SE	1		63	—	0.0
Talanx AG	—	(h)	42	—	0.0
Wacker Neuson SE	1		21	—	0.0

Italy
A2A SpA	5		14	—	0.0
ACEA SpA	1		18	—	0.0
Azimut Holding SpA	2		68	—	0.0
Banco BPM SpA	10		174	—	0.0
Banco di Desio e della Brianza SpA	—	(h)	7	—	0.0
BPER Banca SPA	8		128	—	0.0
Danieli & C Officine Meccaniche SpA	1		50	—	0.0
El.En. SpA	—	(h)	2	—	0.0
Esprinet SpA	2		17	—	0.0
Generali	17		843	—	0.0

SEE NOTES TO FINANCIAL STATEMENTS.

486	SIX CIRCLES TRUST	JUNE 30, 2026

REFERENCE ENTITY	SHARES		NOTIONAL VALUE (2)	UNREALIZED APPRECIATION (DEPRECIATION) ($) (3)	PERCENTAGE OF NET ASSETS (%)

Long Positions — continued
Common Stocks — continued
Italy — continued
Hera SpA	6		26	—	0.0
Iren SpA	20		58	—	0.0
Maire SpA	5		80	—	0.0
MFE-MediaForEurope NV	7		23	—	0.0
NewPrinces SpA	4		62	—	0.0
OVS SpA	15		101	—	0.0
Poste Italiane SpA	12		378	—	0.0
Reply SpA	—	(h)	37	—	0.0
Safilo Group SpA	3		6	—	0.0
Saipem SpA	45		224	—	0.0
Salvatore Ferragamo SpA	7		89	—	0.0
Technogym SpA	5		87	—	0.0
TREVI — Finanziaria Industriale SpA	1		6	—	0.0
Unipol Assicurazioni SpA	2		60	—	0.0

Luxembourg
d’Amico International Shipping SA	6		42	—	0.0
Eurofins Scientific SE	3		234	—	0.0
SES SA	10		85	—	0.0
Tenaris SA	1		25	—	0.0

Netherlands
Aegon Ltd.	134		1,142	—	0.0
AMG Critical Materials NV	3		116	—	0.0
Argenx SE	1		528	—	0.0
ASML Holding NV	2		3,053	—	0.0
Basic-Fit NV	3		94	—	0.0
BE Semiconductor Industries NV	5		1,567	—	0.0
Corbion NV	3		64	—	0.0
Eurocommercial Properties NV	1		39	—	0.0
Euronext NV	1		87	—	0.0
Ferrovial NV	4		258	—	0.0
Fugro NV	2		18	—	0.0
Heineken Holding NV	1		90	—	0.0
Koninklijke BAM Groep NV	23		317	—	0.0
Koninklijke Heijmans N.V	—	(h)	11	—	0.0
Koninklijke Vopak NV	5		251	—	0.0
NN Group NV	10		910	—	0.0
Pharming Group NV	134		184	—	0.0
QIAGEN NV	1		38	—	0.0
SBM Offshore NV	12		409	—	0.0
Signify NV	1		28	—	0.0
Wolters Kluwer NV	20		1,270	—	0.0

Portugal
Altri SGPS SA	1		4	—	0.0
Corticeira Amorim SGPS SA	2		13	—	0.0
CTT-Correios de Portugal SA	5		33	—	0.0
EDP SA	122		641	—	0.0
NOS SGPS SA	9		50	—	0.0
REN—Redes Energeticas Nacionais SGPS SA	7		31	—	0.0
Sonae SGPS SA	40		92	—	0.0

Spain
ACS Actividades de Construccion y Servicios SA	1		132	—	0.0

SEE NOTES TO FINANCIAL STATEMENTS.

JUNE 30, 2026	SIX CIRCLES TRUST	487

Six Circles Multi-Strategy Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JUNE 30, 2026 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

REFERENCE ENTITY	SHARES	NOTIONAL VALUE (2)	UNREALIZED APPRECIATION (DEPRECIATION) ($) (3)		PERCENTAGE OF NET ASSETS (%)

Long Positions — continued
Common Stocks — continued
Spain — continued
Almirall SA	1	7	—		0.0
Atresmedia Corp. de Medios de Comunicacion SA	10	54	—	(h)	0.0	(g)
Banco de Sabadell SA	223	790	—		0.0
CaixaBank SA	141	1,999	—		0.0
Cellnex Telecom SA	4	129	—		0.0
Corp. ACCIONA Energias Renovables SA	2	61	—		0.0
Elecnor SA	2	96	—		0.0
Enagas SA	61	1,181	—		0.0
Ence Energia y Celulosa SA	1	4	—		0.0
Gestamp Automocion SA	1	4	—		0.0
Iberdrola SA	73	1,814	—		0.0
Industria de Diseno Textil SA	13	842	—		0.0
Laboratorios Farmaceuticos Rovi SA	4	268	—		0.0
Linea Directa Aseguradora SA Cia de Seguros y Reaseguros	8	11	—		0.0
Logista Integral SA	3	113	—		0.0
Melia Hotels International SA	9	124	—		0.0
Merlin Properties Socimi SA	28	488	—		0.0
Metrovacesa SA	1	15	—		0.0
Naturgy Energy Group SA	10	318	—		0.0
Neinor Homes SA	2	28	—		0.0
Pharma Mar SA	1	46	—		0.0
Redeia Corp. SA	79	1,343	—		0.0
Repsol SA	83	2,098	—		0.0
Solaria Energia y Medio Ambiente SA	3	79	—		0.0
Unicaja Banco SA	165	587	—		0.0
Viscofan SA	1	79	—		0.0

Switzerland
DSM-Firmenich AG	1	121	—		0.0

United Kingdom
Shell plc	15	586	—		0.0

Total Long Positions of Total Return Swaps		67,082	—	(h)	0.0	(g)

Total of Long and Short Positions of Total Return Swaps		4,536	—	(h)	0.0	(g)

COUNTERPARTY	DESCRIPTION	TERMINATION DATE	NOTIONAL VALUE (2)	NET UNREALIZED APPRECIATION/ (DEPRECIATION) ($) (3)	NET CASH AND OTHER RECEIVABLES/ PAYABLES ($)	VALUE ($)
Morgan Stanley & Co.	The Fund receives a return on portfolio of long and short equity positions and pays or receives one day SONIA on long positions and short positions respectively, plus or minus spread (rates range from -1.69% to 0.25%) which is denominated in GBP based on the local currencies of the positions within the swap	09/15/2027	15,988	(156)	134	(22)

SEE NOTES TO FINANCIAL STATEMENTS.

488	SIX CIRCLES TRUST	JUNE 30, 2026

REFERENCE ENTITY	SHARES	NOTIONAL VALUE (2)	UNREALIZED APPRECIATION (DEPRECIATION) ($) (3)	PERCENTAGE OF NET ASSETS (%)
Short Positions
Common Stocks
Australia
BHP Group Ltd.	(4)	(169)	—	0.0
Greatland Resources Ltd.	(12)	(118)	18	0.0	(g)

Bermuda
Hiscox Ltd.	(14)	(325)	(9)	0.0	(g)

Georgia
TBC Bank Group plc	(1)	(64)	—	0.0

Germany
Sirius Real Estate Ltd.	(27)	(35)	—	0.0

Ireland
DCC plc	(2)	(185)	(2)	0.0	(g)
Experian plc	(11)	(355)	(5)	0.0	(g)
Grafton Group plc	(1)	(13)	—	0.0
Greencore Group plc	(9)	(22)	—	0.0
Smurfit WestRock plc	(2)	(111)	—	0.0

Jersey
Rosebank Industries plc	(10)	(43)	—	0.0

Lithuania
Baltic Classifieds Group plc	(6)	(14)	—	0.0

Mexico
Fresnillo plc	(11)	(438)	39	0.0	(g)

Peru
Hochschild Mining plc	(1)	(6)	1	0.0	(g)

South Africa
Pan African Resources plc	(73)	(102)	10	0.0	(g)

Switzerland
Coca-Cola HBC AG	(3)	(189)	(14)	0.0	(g)
International Workplace Group plc	(60)	(147)	—	0.0

United Kingdom
3i Group plc	(5)	(159)	(7)	0.0	(g)
4imprint Group plc	— (h)	(5)	—	0.0
Admiral Group plc	(9)	(378)	(28)	0.0	(g)
Airtel Africa plc	(56)	(244)	—	0.0
Anglo American plc	(3)	(127)	2	0.0	(g)
AstraZeneca plc	(8)	(1,572)	—	0.0
Auction Technology Group plc	(5)	(28)	—	0.0
Autotrader Group plc	(68)	(435)	(14)	0.0	(g)
Babcock International Group plc	(1)	(13)	—	0.0
Barratt Redrow plc	(127)	(472)	—	0.0
Bellway plc	(8)	(203)	—	0.0
Berkeley Group Holdings plc	(2)	(94)	— (h)	0.0	(g)
Big Yellow Group plc	(11)	(132)	—	0.0
Bodycote plc	(2)	(19)	—	0.0
Breedon Group plc	(2)	(7)	—	0.0
Bridgepoint Group plc	(47)	(164)	—	0.0
BT Group plc	(282)	(710)	—	0.0

SEE NOTES TO FINANCIAL STATEMENTS.

JUNE 30, 2026	SIX CIRCLES TRUST	489

Six Circles Multi-Strategy Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JUNE 30, 2026 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

REFERENCE ENTITY	SHARES	NOTIONAL VALUE (2)	UNREALIZED APPRECIATION (DEPRECIATION) ($) (3)	PERCENTAGE OF NET ASSETS (%)
Short Positions — continued
Common Stocks — continued
United Kingdom — continued
Bunzl plc	(11)	(358)	(24)	0.0	(g)
Capita plc	(15)	(53)	—	0.0
Card Factory plc	(24)	(22)	—	0.0
Centrica plc	(25)	(57)	1	0.0	(g)
Chemring Group plc	(6)	(39)	—	0.0
Chesnara plc	(6)	(25)	—	0.0
CMC Markets plc	(2)	(12)	—	0.0
Coats Group plc	(80)	(83)	—	0.0
Convatec Group plc	(153)	(429)	(7)	0.0	(g)
Cranswick plc	(1)	(43)	—	0.0
Croda International plc	(12)	(495)	5	0.0	(g)
CVS Group plc	— (h)	(5)	—	0.0
Diageo plc	(47)	(942)	—	0.0
DiscoverIE Group plc	(1)	(8)	—	0.0
Domino’s Pizza Group plc	(20)	(48)	—	0.0
Drax Group plc	(6)	(63)	– (h)	0.0	(g)
easyJet plc	(23)	(158)	(12)	0.0	(g)
Elementis plc	(2)	(5)	—	0.0
Endeavour Mining plc	(8)	(372)	—	0.0
Energean plc	(18)	(160)	—	0.0
EnQuest plc	(53)	(15)	—	0.0
Entain plc	(76)	(563)	—	0.0
Foresight Group Holdings Ltd.	— (h)	(1)	—	0.0
Frasers Group plc	(1)	(13)	—	0.0
Games Workshop Group plc	(2)	(478)	(13)	0.0	(g)
Genus plc	(1)	(18)	—	0.0
Goodwin plc	— (h)	(14)	—	0.0
Great Portland Estates plc	(11)	(47)	—	0.0
Greggs plc	(16)	(336)	—	0.0
GSK plc	(56)	(1,424)	(40)	0.0	(g)
Haleon plc	(71)	(323)	(7)	0.0	(g)
Halma plc	(5)	(256)	2	0.0	(g)
Hammerson plc	(2)	(9)	—	0.0
Harbour Energy plc	(147)	(428)	9	0.0	(g)
Helios Towers plc	(46)	(123)	—	0.0
Hollywood Bowl Group plc	(4)	(15)	—	0.0
Howden Joinery Group plc	(24)	(258)	(8)	0.0	(g)
HSBC Holdings plc	(34)	(643)	—	0.0
IMI plc	— (h)	(6)	—	0.0
Inchcape plc	(4)	(40)	—	0.0
Informa plc	(33)	(397)	—	0.0
International Consolidated Airlines Group SA	(144)	(889)	(22)	0.0	(g)
Intertek Group plc	(5)	(373)	—	0.0
Ithaca Energy plc	(12)	(34)	—	0.0
JD Sports Fashion plc	(418)	(466)	(4)	0.0	(g)
Land Securities Group plc	(57)	(481)	(8)	0.0	(g)
Legal & General Group plc	(16)	(61)	—	0.0
London Stock Exchange Group plc	(3)	(290)	—	0.0
LondonMetric Property plc	(118)	(288)	(7)	0.0	(g)
Marks & Spencer Group plc	(31)	(146)	(5)	0.0	(g)
Melrose Industries plc	(2)	(12)	— (h)	0.0	(g)
Metro Bank Holdings plc	(14)	(30)	—	0.0

SEE NOTES TO FINANCIAL STATEMENTS.

490	SIX CIRCLES TRUST	JUNE 30, 2026

REFERENCE ENTITY	SHARES	NOTIONAL VALUE (2)	UNREALIZED APPRECIATION (DEPRECIATION) ($) (3)	PERCENTAGE OF NET ASSETS (%)
Short Positions — continued
Common Stocks — continued
United Kingdom — continued
Mitie Group plc	(14)	(28)	—	0.0
Mondi plc	(14)	(125)	—	0.0
MONY Group plc	(7)	(16)	—	0.0
OXB	(2)	(13)	—	0.0
Oxford Nanopore Technologies plc	(13)	(22)	—	0.0
Pagegroup plc	(8)	(11)	—	0.0
Pennon Group plc	(5)	(30)	—	0.0
Persimmon plc	(5)	(67)	– (h)	0.0	(g)
Pinewood Technologies Group plc	(13)	(47)	—	0.0
Premier Foods plc	(8)	(23)	—	0.0
Primary Health Properties plc	— (h)	— (h)	— (h)	0.0	(g)
Rathbones Group plc	(2)	(36)	—	0.0
Reckitt Benckiser Group plc	(5)	(353)	—	0.0
RELX plc	(39)	(1,213)	(6)	0.0	(g)
Rentokil Initial plc	(59)	(336)	1	0.0	(g)
Rightmove plc	(9)	(48)	(2)	0.0	(g)
Rio Tinto plc	(19)	(1,862)	84	0.0	(g)
Rolls-Royce Holdings plc	(16)	(305)	(7)	0.0	(g)
Sage Group plc (The)	(9)	(102)	—	0.0
Segro plc	(21)	(205)	(36)	0.0	(g)
Severn Trent plc	(8)	(317)	(5)	0.0	(g)
Shawbrook Group plc	(4)	(16)	—	0.0
Smiths Group plc	— (h)	(9)	—	0.0
Spirax Group plc	(3)	(252)	2	0.0	(g)
SSE plc	(60)	(1,912)	(38)	0.0	(g)
SSP Group Plc	(56)	(139)	—	0.0
Standard Life plc	(14)	(157)	—	0.0
Target Healthcare REIT plc	(6)	(8)	—	0.0
Telecom Plus plc	(2)	(16)	—	0.0
Trainline plc	(23)	(63)	—	0.0
Travis Perkins plc	(8)	(56)	—	0.0
Tritax Big Box REIT plc	(115)	(241)	(5)	0.0	(g)
Unilever plc	— (h)	(14)	— (h)	0.0	(g)
UNITE Group plc (The)	(6)	(40)	—	0.0
United Utilities Group plc	(11)	(188)	(1)	0.0	(g)
Vistry Group plc	(50)	(171)	—	0.0
Volution Group plc	(2)	(18)	—	0.0
Weir Group plc (The)	(17)	(535)	—	0.0
WH Smith plc	(19)	(101)	—	0.0
Wise Group plc	(5)	(55)	(6)	0.0	(g)
WPP plc	(94)	(295)	—	0.0
XPS Pensions Group plc	(8)	(33)	—	0.0

United States
Sunbelt Rentals Holdings, Inc.	(6)	(465)	63	0.0	(g)

Total Short Positions of Total Return Swaps		(28,895)	(105)	0.0	(g)

Long Positions
Common Stocks
Bermuda
Hiscox Ltd.	10	239	—	0.0

SEE NOTES TO FINANCIAL STATEMENTS.

JUNE 30, 2026	SIX CIRCLES TRUST	491

Six Circles Multi-Strategy Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JUNE 30, 2026 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

REFERENCE ENTITY	SHARES		NOTIONAL VALUE (2)	UNREALIZED APPRECIATION (DEPRECIATION) ($) (3)	PERCENTAGE OF NET ASSETS (%)

Long Positions — continued
Common Stocks — continued
Chile
Antofagasta plc	10		537	(8)	0.0	(g)

Guernsey
Chrysalis Investments Ltd.	35		35	—	0.0

Hong Kong
Prudential plc	2		24	—	0.0

Hungary
Wizz Air Holdings Plc	2		33	—	0.0

Ireland
C&C Group plc	12		15	—	0.0
DCC plc	5		453	—	0.0
Experian plc	19		628	—	0.0

Isle of Man
Playtech Plc	8		36	—	0.0

Israel
Plus500 Ltd.	1		51	—	0.0

Jersey
B&M European Value Retail plc	36		92	—	0.0

Mexico
Fresnillo plc	23		853	—	0.0

Peru
Hochschild Mining plc	15		90	—	0.0

South Africa
Valterra Platinum Ltd.	1		70	—	0.0

Spain
ATALAYA MINING COPPER SA	2		21	—	0.0

Switzerland
Coca-Cola HBC AG	2		147	—	0.0
Glencore plc	17		117	—	0.0

United Kingdom
Aberdeen Group plc	135		425	—	0.0
Admiral Group plc	10		456	—	0.0
AEP Plantations plc	2		4	—	0.0
AG Barr plc	1		10	—	0.0
AJ Bell plc	48		390	—	0.0
Anglo American plc	1		73	—	0.0
Ashmore Group plc	30		80	—	0.0
Associated British Foods plc	30		778	—	0.0
Autotrader Group plc	142		939	—	0.0
Aviva plc	91		783	5	0.0	(g)
Avon Technologies plc	—	(h)	3	—	0.0
Babcock International Group plc	5		71	(2)	0.0	(g)
BAE Systems plc	1		25	— (h)	0.0	(g)
Balfour Beatty plc	37		426	(2)	0.0	(g)
Barclays plc	409		2,769	(19)	0.0	(g)

SEE NOTES TO FINANCIAL STATEMENTS.

492	SIX CIRCLES TRUST	JUNE 30, 2026

REFERENCE ENTITY	SHARES		NOTIONAL VALUE (2)	UNREALIZED APPRECIATION (DEPRECIATION) ($) (3)	PERCENTAGE OF NET ASSETS (%)

Long Positions — continued
Common Stocks — continued
United Kingdom — continued
Barratt Redrow plc	12		41	2	0.0	(g)
Bellway plc	3		76	2	0.0	(g)
BP plc	250		1,550	(3)	0.0	(g)
British Land Co. plc/The	45		248	—	0.0
Bunzl plc	4		125	—	0.0
Burberry Group plc	21		292	—	0.0
Bytes Technology Group plc	21		106	—	0.0
Centrica plc	282		639	—	0.0
Ceres Power Holdings plc	6		43	—	0.0
Clarkson plc	—	(h)	13	—	0.0
Close Brothers Group plc	5		29	—	0.0
Computacenter plc	1		67	—	0.0
Costain Group plc	29		80	—	0.0
Crest Nicholson Holdings plc	13		12	—	0.0
Currys plc	3		6	—	0.0
Derwent London plc	6		147	—	0.0
Diploma plc	3		271	(3)	0.0	(g)
Dr Martens plc	19		17	—	0.0
Drax Group plc	31		314	—	0.0
Dunelm Group plc	12		122	—	0.0
easyJet plc	32		235	—	0.0
Endeavour Mining plc	1		75	(2)	0.0	(g)
Entain plc	14		102	2	0.0	(g)
Firstgroup plc	42		105	—	0.0
Forterra plc	11		20	—	0.0
Funding Circle Holdings plc	13		26	—	0.0
Future plc	33		134	—	0.0
Galliford Try Holdings plc	2		14	—	0.0
Gamma Communications plc	7		83	—	0.0
GB Group plc	8		21	—	0.0
Grainger plc	17		38	—	0.0
Hays plc	7		3	—	0.0
Hikma Pharmaceuticals plc	5		92	— (h)	0.0	(g)
Hill & Smith plc	2		77	—	0.0
Howden Joinery Group plc	17		192	—	0.0
HSBC Holdings plc	72		1,388	(20)	0.0	(g)
Hunting plc	8		47	—	0.0
Ibstock plc	26		32	—	0.0
ICG plc	6		134	—	0.0
IG Group Holdings plc	36		902	(28)	0.0	(g)
IMI plc	24		956	(13)	0.0	(g)
Imperial Brands plc	2		91	—	0.0
Informa plc	22		257	9	0.0	(g)
IntegraFin Holdings plc	11		53	—	0.0
International Consolidated Airlines Group SA	149		947	—	0.0
IP Group plc	31		27	—	0.0
ITV plc	37		40	—	0.0
J D Wetherspoon plc	4		39	—	0.0
J Sainsbury plc	83		344	7	0.0	(g)
Johnson Matthey plc	18		479	(29)	0.0	(g)
Johnson Service Group plc	2		5	—	0.0
Jupiter Fund Management plc	46		100	—	0.0

SEE NOTES TO FINANCIAL STATEMENTS.

JUNE 30, 2026	SIX CIRCLES TRUST	493

Six Circles Multi-Strategy Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JUNE 30, 2026 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

REFERENCE ENTITY	SHARES		NOTIONAL VALUE (2)	UNREALIZED APPRECIATION (DEPRECIATION) ($) (3)	PERCENTAGE OF NET ASSETS (%)

Long Positions — continued
Common Stocks — continued
United Kingdom — continued
Kainos Group plc	—	(h)	4	—	0.0
Keller Group plc	3		109	—	0.0
Kier Group plc	18		53	—	0.0
Kingfisher plc	98		364	3	0.0	(g)
Lancashire Holdings Ltd.	7		63	—	0.0
Legal & General Group plc	189		723	(6)	0.0	(g)
Lion Finance Group plc	1		150	—	0.0
Liontrust Asset Management plc	6		28	—	0.0
Lloyds Banking Group plc	1,632		2,396	9	0.0	(g)
London Stock Exchange Group plc	2		210	2	0.0	(g)
LondonMetric Property plc	14		34	—	0.0
M&G plc	96		426	2	0.0	(g)
Man Group plc/Jersey	3		13	—	0.0
Marks & Spencer Group plc	28		139	—	0.0
Marshalls plc	15		31	—	0.0
Melrose Industries plc	6		38	—	0.0
Mitchells & Butlers plc	6		20	—	0.0
Mobico Group plc	135		45	—	0.0
Molten Ventures plc	8		65	—	0.0
Moonpig Group plc	40		128	—	0.0
Morgan Advanced Materials plc	4		11	—	0.0
Morgan Sindall Group plc	1		38	—	0.0
National Grid plc	27		452	—	0.0
NatWest Group plc	245		2,169	1	0.0	(g)
NCC Group plc	30		49	—	0.0
Next plc	5		988	1	0.0	(g)
Ocado Group plc	36		87	—	0.0
On the Beach Group plc	14		32	—	0.0
OSB Group plc	25		171	—	0.0
Oxford Instruments plc	2		67	—	0.0
Paragon Banking Group plc	12		117	—	0.0
PayPoint plc	2		18	—	0.0
Pearson plc	81		1,287	—	0.0
Persimmon plc	23		327	—	0.0
Pets at Home Group Plc	11		25	—	0.0
Picton Property, Inc.ome Ltd	30		28	—	0.0
Primary Health Properties plc	8		10	—	0.0
QinetiQ Group plc	13		74	—	0.0
Quilter plc	59		150	—	0.0
Reckitt Benckiser Group plc	13		820	50	0.0	(g)
Renishaw plc	1		50	—	0.0
Rightmove plc	135		787	—	0.0
Rolls-Royce Holdings plc	82		1,567	—	0.0
Rotork plc	24		92	—	0.0
RS GROUP plc	4		29	—	0.0
Sabre Insurance Group plc	4		8	—	0.0
Safestore Holdings plc	5		39	—	0.0
Saga plc	2		17	—	0.0
Sage Group plc (The)	31		325	6	0.0	(g)
Savills plc	2		20	—	0.0
Seraphim Space Investment Trust plc	3		8	—	0.0
Shaftesbury Capital plc	58		106	—	0.0

SEE NOTES TO FINANCIAL STATEMENTS.

494	SIX CIRCLES TRUST	JUNE 30, 2026

REFERENCE ENTITY	SHARES		NOTIONAL VALUE (2)	UNREALIZED APPRECIATION (DEPRECIATION) ($) (3)	PERCENTAGE OF NET ASSETS (%)

Long Positions — continued
Common Stocks — continued
United Kingdom — continued
Shell plc	21		854	(21)	0.0	(g)
Smith & Nephew plc	19		280	(3)	0.0	(g)
Smiths Group plc	12		398	(8)	0.0	(g)
Softcat plc	11		256	—	0.0
St James’s Place plc	39		616	7	0.0	(g)
Standard Chartered plc	59		1,603	—	0.0
Standard Life plc	11		126	1	0.0	(g)
Supermarket, Inc.ome Reit PLC	33		39	—	0.0
Taylor Wimpey plc	450		481	1	0.0	(g)
Tesco plc	136		819	6	0.0	(g)
TP ICAP Group plc	58		262	—	0.0
Tritax Big Box REIT plc	107		229	—	0.0
Trustpilot Group plc	41		142	—	0.0
UNITE Group plc (The)	32		213	—	0.0
Vesuvius plc	4		21	—	0.0
Victrex plc	2		15	—	0.0
Vodafone Group plc	547		723	—	0.0
Watches of Switzerland Group plc	10		97	—	0.0
Whitbread plc	12		386	—	0.0
Wickes Group plc	16		40	—	0.0
Wise Group plc	8		94	—	0.0
Workspace Group plc	2		7	—	0.0
Zigup plc	11		64	—	0.0

United States
Flutter Entertainment plc	—	(h)	18	—	0.0
Sunbelt Rentals Holdings, Inc.	2		164	—	0.0

Total Long Positions of Total Return Swaps			44,883	(51)	0.0	(g)

Total of Long and Short Positions of Total Return Swaps			15,988	(156)	0.0	(g)

COUNTERPARTY	DESCRIPTION	TERMINATION DATE	NOTIONAL VALUE (2)	NET UNREALIZED APPRECIATION/ (DEPRECIATION) ($) (3)	NET CASH AND OTHER RECEIVABLES/ PAYABLES ($)	VALUE ($)
Morgan Stanley & Co.	The Fund receives a return on portfolio of long and short equity positions and pays or receives one day HONIA on long positions and short positions respectively, plus or minus spread (rates range from -0.4% to 0.3%) which is denominated in HKD based on the local currencies of the positions within the swap	09/15/2027	1,195	67	31	98

REFERENCE ENTITY	SHARES	NOTIONAL VALUE (2)	UNREALIZED APPRECIATION (DEPRECIATION) ($) (3)	PERCENTAGE OF NET ASSETS (%)
Short Positions
Common Stocks
Hong Kong
BOC Hong Kong Holdings Ltd.	(57)	(343)	37	0.0	(g)
CK Infrastructure Holdings Ltd.	(9)	(67)	(2)	0.0	(g)

SEE NOTES TO FINANCIAL STATEMENTS.

JUNE 30, 2026	SIX CIRCLES TRUST	495

Six Circles Multi-Strategy Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JUNE 30, 2026 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

REFERENCE ENTITY	SHARES	NOTIONAL VALUE (2)	UNREALIZED APPRECIATION (DEPRECIATION) ($) (3)	PERCENTAGE OF NET ASSETS (%)
Short Positions — continued
Common Stocks — continued
Hong Kong — continued
CLP Holdings Ltd.	(2)	(14)	— (h)	0.0	(g)
Henderson Land Development Co. Ltd.	(1)	(4)	— (h)	0.0	(g)
Hong Kong & China Gas Co. Ltd.	(322)	(275)	8	0.0	(g)
MTR Corp. Ltd.	(17)	(65)	1	0.0	(g)
Sun Hung Kai Properties Ltd.	(4)	(58)	1	0.0	(g)
Swire Pacific Ltd.	(11)	(114)	— (h)	0.0	(g)

Total Short Positions of Total Return Swaps		(940)	45	0.0	(g)

Long Positions
Common Stocks
Hong Kong
AIA Group Ltd.	7	68	(2)	0.0	(g)
CK Asset Holdings Ltd.	12	66	(1)	0.0	(g)
CK Hutchison Holdings Ltd.	52	450	(15)	0.0	(g)
Galaxy Entertainment Group Ltd.	31	118	(2)	0.0	(g)
Link REIT	141	639	17	0.0	(g)
Techtronic Industries Co. Ltd.	30	460	28	0.0	(g)
WH Group Ltd.	34	37	(1)	0.0	(g)

Macau
Sands China Ltd.	148	255	(8)	0.0	(g)

Singapore
ASMPT Ltd.	2	42	6	0.0	(g)

Total Long Positions of Total Return Swaps		2,135	22	0.0	(g)

Total of Long and Short Positions of Total Return Swaps		1,195	67	0.0	(g)

COUNTERPARTY	DESCRIPTION	TERMINATION DATE	NOTIONAL VALUE (2)	NET UNREALIZED APPRECIATION/ (DEPRECIATION) ($) (3)	NET CASH AND OTHER RECEIVABLES/ PAYABLES ($)	VALUE ($)
Morgan Stanley & Co.	The Fund receives a return on portfolio of long and short equity positions and pays or receives one day HONIA on long positions and short positions respectively, plus or minus spread (rates range from -12.75% to 0.27%) which is denominated in HKD based on the local currencies of the positions within the swap	09/21/2027	753	—	56	56

REFERENCE ENTITY	SHARES	NOTIONAL VALUE (2)	UNREALIZED APPRECIATION (DEPRECIATION) ($) (3)	PERCENTAGE OF NET ASSETS (%)
Short Positions
Common Stocks
Australia
MMG Ltd.	(40)	(35)	—	0.0

SEE NOTES TO FINANCIAL STATEMENTS.

496	SIX CIRCLES TRUST	JUNE 30, 2026

REFERENCE ENTITY	SHARES	NOTIONAL VALUE (2)	UNREALIZED APPRECIATION (DEPRECIATION) ($) (3)	PERCENTAGE OF NET ASSETS (%)
Short Positions — continued
Common Stocks — continued
Canada
China Gold International Resources Corp. Ltd.	(1)	(9)	—	0.0

China
Akeso, Inc.	(37)	(415)	—	0.0
Anhui Conch Cement Co. Ltd.	(11)	(22)	—	0.0
ANTA Sports Products Ltd.	(4)	(40)	—	0.0
AviChina Industry & Technology Co. Ltd.	(41)	(15)	—	0.0
Baidu, Inc.	(31)	(435)	—	0.0
Bilibili, Inc.	(8)	(134)	—	0.0
BYD Electronic International Co. Ltd.	(19)	(49)	—	0.0
CARsgen Therapeutics Holdings Ltd.	(11)	(19)	—	0.0
China Conch Venture Holdings Ltd.	(6)	(8)	—	0.0
China Eastern Airlines Corp. Ltd.	(22)	(9)	—	0.0
China Feihe Ltd.	(34)	(12)	—	0.0
China Galaxy Securities Co. Ltd.	(58)	(54)	—	0.0
China International Capital Corp. Ltd.	(45)	(120)	—	0.0
China National Building Material Co. Ltd.	(130)	(88)	—	0.0
China Railway Group Ltd.	(211)	(89)	—	0.0
China Resources Mixc Lifestyle Services Ltd.	(20)	(92)	—	0.0
China Southern Airlines Co. Ltd.	(36)	(16)	—	0.0
Chuangxin Industries Holdings Ltd.	(9)	(16)	—	0.0
CITIC Securities Co. Ltd.	(4)	(14)	—	0.0
Contemporary Amperex Technology Co. Ltd.	(2)	(143)	—	0.0
GDS Holdings Ltd.	(26)	(93)	—	0.0
Genscript Biotech Corp.	(30)	(47)	—	0.0
Guotai Haitong Securities Co. Ltd.	(37)	(70)	—	0.0
Haidilao International Holding Ltd.	(34)	(46)	—	0.0
Hesai Group	(1)	(24)	—	0.0
Horizon Robotics	(434)	(226)	—	0.0
Hua Hong Grace Semiconductor Ltd.	(4)	(110)	—	0.0
Huaneng Power International, Inc.	(24)	(17)	—	0.0
Huatai Securities Co. Ltd.	(21)	(45)	—	0.0
Innovent Biologics, Inc.	(14)	(137)	—	0.0
J&T Global Express Ltd.	(81)	(87)	—	0.0
Jiangsu Hengrui Pharmaceuticals Co. Ltd.	(1)	(9)	—	0.0
KE Holdings, Inc.	(34)	(163)	—	0.0
Kingdee International Software Group Co. Ltd.	(150)	(113)	—	0.0
Kuaishou Technology	(78)	(412)	—	0.0
Li Auto, Inc.	(8)	(46)	—	0.0
Longfor Group Holdings Ltd.	(14)	(10)	—	0.0
MINISO Group Holding Ltd.	(21)	(63)	—	0.0
NetEase, Inc.	(2)	(57)	—	0.0
New Oriental Education & Technology Group, Inc.	(1)	(6)	—	0.0
NIO, Inc.	(2)	(10)	—	0.0
Ping An Healthcare and Technology Co. Ltd.	(9)	(8)	—	0.0
Shandong Weigao Group Medical Polymer Co. Ltd.	(38)	(15)	—	0.0
Shanghai Electric Group Co. Ltd.	(12)	(5)	—	0.0
Simcere Pharmaceutical Group Ltd.	(7)	(9)	—	0.0
Sinotruk Hong Kong Ltd.	(4)	(20)	—	0.0
Tencent Holdings Ltd.	(2)	(88)	—	0.0
Tongcheng Travel Holdings Ltd.	(21)	(32)	—	0.0
UBTech Robotics Corp. Ltd.	(7)	(85)	—	0.0

SEE NOTES TO FINANCIAL STATEMENTS.

JUNE 30, 2026	SIX CIRCLES TRUST	497

Six Circles Multi-Strategy Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JUNE 30, 2026 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

REFERENCE ENTITY	SHARES	NOTIONAL VALUE (2)	UNREALIZED APPRECIATION (DEPRECIATION) ($) (3)	PERCENTAGE OF NET ASSETS (%)
Short Positions — continued
Common Stocks — continued
China — continued
Weichai Power Co. Ltd.	(55)	(237)	—	0.0
West China Cement Ltd.	(86)	(15)	—	0.0
WuXi AppTec Co. Ltd.	(3)	(53)	—	0.0
Wuxi Biologics Cayman, Inc.	(10)	(42)	—	0.0
WuXi XDC Cayman, Inc.	(2)	(11)	—	0.0
XD, Inc.	(12)	(68)	—	0.0
Xiaomi Corp.	(115)	(318)	—	0.0
Xinyi Solar Holdings Ltd.	(350)	(92)	—	0.0
XPeng, Inc.	(45)	(291)	—	0.0
XtalPi Holdings Ltd.	(54)	(53)	—	0.0
Zai Lab Ltd.	(25)	(46)	—	0.0
Zhaojin Mining Industry Co. Ltd.	(24)	(50)	—	0.0
Zhuzhou CRRC Times Electric Co. Ltd.	(1)	(6)	—	0.0
Zijin Mining Group Co. Ltd.	(16)	(56)	—	0.0
ZTO Express Cayman, Inc.	(2)	(43)	—	0.0

Hong Kong
Alibaba Group Holding Ltd.	(6)	(69)	—	0.0
Alibaba Health Information Technology Ltd.	(178)	(70)	—	0.0
Bosideng International Holdings Ltd.	(82)	(45)	—	0.0
Budweiser Brewing Co. APAC Ltd	(31)	(24)	—	0.0
Cathay Pacific Airways Ltd.	(43)	(71)	—	0.0
CGN Mining Co. Ltd.	(255)	(79)	—	0.0
China Overseas Land & Investment Ltd.	(52)	(79)	—	0.0
China Resources Land Ltd.	(73)	(279)	—	0.0
China Resources Power Holdings Co. Ltd.	(4)	(9)	—	0.0
Chow Tai Fook Jewellery Group Ltd.	(32)	(45)	—	0.0
CK Asset Holdings Ltd.	(9)	(48)	—	0.0
CK Hutchison Holdings Ltd.	(4)	(34)	—	0.0
CK Infrastructure Holdings Ltd.	(5)	(38)	—	0.0
CLP Holdings Ltd.	(2)	(19)	—	0.0
Henderson Land Development Co. Ltd.	(5)	(16)	—	0.0
HKT Trust & HKT Ltd.	(18)	(27)	—	0.0
Hong Kong & China Gas Co. Ltd.	(48)	(40)	—	0.0
HUTCHMED China Ltd.	(16)	(33)	—	0.0
Kingboard Holdings Ltd.	(10)	(150)	—	0.0
MTR Corp. Ltd.	(45)	(173)	—	0.0
Sino Land Co. Ltd.	(24)	(31)	—	0.0
SITC International Holdings Co. Ltd.	(3)	(12)	—	0.0
Sun Hung Kai Properties Ltd.	(5)	(72)	—	0.0
Swire Pacific Ltd.	(3)	(31)	—	0.0
Swire Properties Ltd.	(7)	(18)	—	0.0
Techtronic Industries Co. Ltd.	(28)	(462)	—	0.0
United Laboratories International Holdings Ltd./The	(6)	(6)	—	0.0
Wasion Holdings Ltd.	(6)	(15)	—	0.0
Zijin Gold International Co. Ltd.	(13)	(148)	—	0.0

Italy
PRADA SpA	(16)	(80)	—	0.0

Macau
MGM China Holdings Ltd.	(5)	(6)	—	0.0
Sands China Ltd.	(43)	(72)	—	0.0

SEE NOTES TO FINANCIAL STATEMENTS.

498	SIX CIRCLES TRUST	JUNE 30, 2026

REFERENCE ENTITY	SHARES	NOTIONAL VALUE (2)	UNREALIZED APPRECIATION (DEPRECIATION) ($) (3)	PERCENTAGE OF NET ASSETS (%)
Short Positions — continued
Common Stocks — continued
Singapore
Trip.com Group Ltd.	(3)	(107)	—	0.0

Taiwan
FIT Hon Teng Ltd.	(24)	(22)	—	0.0
Minth Group Ltd.	(8)	(27)	—	0.0

United States
BeOne Medicines Ltd.	(5)	(98)	—	0.0

Total Short Positions of Total Return Swaps		(7,823)	—	0.0

Long Positions
Common Stocks
China
3SBio, Inc.	69	149	—	0.0
AAC Technologies Holdings, Inc.	14	76	—	0.0
Aluminum Corp. of China Ltd	172	164	—	0.0
Ascentage Pharma Group International	2	8	—	0.0
Bank of China Ltd.	872	555	—	0.0
Bank of Communications Co. Ltd.	68	58	—	0.0
Beijing Geekplus Technology Co. Ltd.	17	25	—	0.0
BYD Co. Ltd.	39	358	—	0.0
CGN Power Co. Ltd.	41	14	—	0.0
China Coal Energy Co. Ltd.	16	20	—	0.0
China Construction Bank Corp.	603	620	—	0.0
China Hongqiao Group Ltd.	35	90	—	0.0
China Life Insurance Co. Ltd.	112	381	—	0.0
China Longyuan Power Group Corp. Ltd.	18	11	—	0.0
China Merchants Bank Co. Ltd.	53	301	—	0.0
China Minsheng Banking Corp. Ltd.	47	19	—	0.0
China Nonferrous Mining Corp. Ltd.	23	33	—	0.0
China Pacific Insurance Group Co. Ltd.	52	179	—	0.0
China Petroleum & Chemical Corp.	144	73	—	0.0
China Tower Corp. Ltd.	35	39	—	0.0
Chinasoft International Ltd.	20	7	—	0.0
Chongqing Rural Commercial Bank Co. Ltd.	13	10	—	0.0
CITIC Ltd.	82	111	—	0.0
CMOC Group Ltd.	108	209	—	0.0
COSCO SHIPPING Energy Transportation Co. Ltd.	54	95	—	0.0
COSCO SHIPPING Holdings Co. Ltd.	133	220	—	0.0
CRRC Corp. Ltd.	25	14	—	0.0
CSPC Pharmaceutical Group Ltd.	80	71	—	0.0
Dongyue Group Ltd.	32	78	—	0.0
East Buy Holding Ltd.	4	12	—	0.0
Everest Medicines Ltd.	8	25	—	0.0
Fuyao Glass Industry Group Co. Ltd.	8	50	—	0.0
Ganfeng Lithium Group Co. Ltd.	32	207	—	0.0
GF Securities Co. Ltd.	1	1	—	0.0
Great Wall Motor Co. Ltd.	46	52	—	0.0
H World Group Ltd.	2	10	—	0.0
Haier Smart Home Co. Ltd.	27	68	—	0.0
Hansoh Pharmaceutical Group Co. Ltd.	10	38	—	0.0
InnoCare Pharma Ltd.	7	11	—	0.0
JD Health International, Inc.	19	77	—	0.0

SEE NOTES TO FINANCIAL STATEMENTS.

JUNE 30, 2026	SIX CIRCLES TRUST	499

Six Circles Multi-Strategy Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JUNE 30, 2026 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

REFERENCE ENTITY	SHARES		NOTIONAL VALUE (2)	UNREALIZED APPRECIATION (DEPRECIATION) ($) (3)	PERCENTAGE OF NET ASSETS (%)

Long Positions — continued
Common Stocks — continued
China — continued
JD Logistics, Inc.	15		22	—	0.0
JD.com, Inc.	9		120	—	0.0
Jiangxi Copper Co. Ltd.	35		138	—	0.0
Kingsoft Corp. Ltd.	13		36	—	0.0
Li Ning Co. Ltd.	8		15	—	0.0
Marketingforce Management Ltd.	1		5	—	0.0
Meituan	15		130	—	0.0
Microport Scientific Corp.	18		14	—	0.0
Midea Group Co. Ltd.	13		137	—	0.0
New China Life Insurance Co. Ltd.	29		168	—	0.0
Nongfu Spring Co. Ltd.	13		64	—	0.0
People’s Insurance Co. Group of China Ltd/The	79		47	—	0.0
PetroChina Co. Ltd.	222		240	—	0.0
PICC Property & Casualty Co. Ltd.	178		325	—	0.0
Ping An Insurance Group Co. of China Ltd	15		94	—	0.0
Postal Savings Bank of China Co. Ltd.	12		7	—	0.0
Q Technology Group Co. Ltd.	20		17	—	0.0
Sany Heavy Equipment International Holdings Co. Ltd.	43		36	—	0.0
Seres Group Co. Ltd.	2		14	—	0.0
Shenzhou International Group Holdings Ltd.	2		10	—	0.0
Sinopharm Group Co. Ltd.	18		37	—	0.0
Smoore International Holdings Ltd.	19		17	—	0.0
Sunny Optical Technology Group Co. Ltd.	27		210	—	0.0
TravelSky Technology Ltd.	38		39	—	0.0
Tsingtao Brewery Co. Ltd.	12		66	—	0.0
Unisound AI Technology Co. Ltd.	—	(h)	3	—	0.0
Yankuang Energy Group Co. Ltd.	18		25	—	0.0
Yum China Holdings, Inc.	—	(h)	14	—	0.0
Zhejiang Leapmotor Technology Co. Ltd.	3		12	—	0.0
Zhejiang Sanhua Intelligent Controls Co. Ltd.	5		16	—	0.0
ZhongAn Online P&C Insurance Co. Ltd.	27		31	—	0.0
Zhongsheng Group Holdings Ltd.	73		45	—	0.0

Hong Kong
AIA Group Ltd.	24		219	—	0.0
BOC Hong Kong Holdings Ltd.	46		249	—	0.0
China Resources Beer Holdings Co. Ltd.	7		18	—	0.0
China Resources Gas Group Ltd.	11		21	—	0.0
China Taiping Insurance Holdings Co. Ltd.	6		14	—	0.0
Geely Automobile Holdings Ltd.	7		15	—	0.0
Guangdong Investment Ltd.	18		18	—	0.0
Guotai Junan International Holdings Ltd.	278		69	—	0.0
Hang Lung Properties Ltd.	20		18	—	0.0
Hong Kong Exchanges & Clearing Ltd.	14		648	—	0.0
Johnson Electric Holdings Ltd.	5		11	—	0.0
Kunlun Energy Co. Ltd.	88		72	—	0.0
Link REIT	8		35	—	0.0
NetEase Cloud Music, Inc.	1		9	—	0.0
Nine Dragons Paper Holdings Ltd.	34		30	—	0.0
Orient Overseas International Ltd.	1		15	—	0.0
Shoucheng Holdings Ltd.	32		6	—	0.0
Sino Biopharmaceutical Ltd.	347		195	—	0.0

SEE NOTES TO FINANCIAL STATEMENTS.

500	SIX CIRCLES TRUST	JUNE 30, 2026

REFERENCE ENTITY	SHARES	NOTIONAL VALUE (2)	UNREALIZED APPRECIATION (DEPRECIATION) ($) (3)	PERCENTAGE OF NET ASSETS (%)

Long Positions — continued
Common Stocks — continued
Hong Kong — continued
WH Group Ltd.	125	132	—	0.0
Xinyi Glass Holdings Ltd.	2	2	—	0.0

Singapore
ASMPT Ltd.	3	79	—	0.0

United States
Nexteer Automotive Group Ltd.	17	8	—	0.0

Total Long Positions of Total Return Swaps		8,576	—	0.0

Total of Long and Short Positions of Total Return Swaps		753	—	0.0

COUNTERPARTY	DESCRIPTION	TERMINATION DATE	NOTIONAL VALUE (2)	NET UNREALIZED APPRECIATION/ (DEPRECIATION) ($) (3)	NET CASH AND OTHER RECEIVABLES/ PAYABLES ($)		VALUE ($)
Morgan Stanley & Co.	The Fund receives a return on portfolio of long and short equity positions and pays or receives one day SHIR on long positions and short positions respectively, plus or minus spread (rates range from -0.75% to 0.75%) which is denominated in ILS based on the local currencies of the positions within the swap	09/14/2028	(337)	14	—	(h)	14

REFERENCE ENTITY	SHARES		NOTIONAL VALUE (2)	UNREALIZED APPRECIATION (DEPRECIATION) ($) (3)	PERCENTAGE OF NET ASSETS (%)
Short Positions
Common Stocks
Israel
Azrieli Group Ltd.	—	(h)	(32)	— (h)	0.0	(g)
Clal Insurance Enterprises Holdings Ltd.	—	(h)	(33)	— (h)	0.0	(g)
Next Vision Stabilized Systems Ltd.	(1)		(54)	3	0.0	(g)
Phoenix Financial Ltd.	(4)		(229)	(1)	0.0	(g)
Tower Semiconductor Ltd.	—	(h)	(108)	14	0.0	(g)

Total Short Positions of Total Return Swaps			(456)	16	0.0	(g)

Long Positions
Common Stocks
Israel
Elbit Systems Ltd.	—	(h)	95	(1)	0.0	(g)
Israel Discount Bank Ltd.	1		12	— (h)	0.0	(g)
Nova Ltd.	—	(h)	12	(1)	0.0	(g)

Total Long Positions of Total Return Swaps			119	(2)	0.0	(g)

Total of Long and Short Positions of Total Return Swaps			(337)	14	0.0	(g)

SEE NOTES TO FINANCIAL STATEMENTS.

JUNE 30, 2026	SIX CIRCLES TRUST	501

Six Circles Multi-Strategy Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JUNE 30, 2026 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

COUNTERPARTY	DESCRIPTION	TERMINATION DATE	NOTIONAL VALUE (2)	NET UNREALIZED APPRECIATION/ (DEPRECIATION) ($) (3)	NET CASH AND OTHER RECEIVABLES/ PAYABLES ($)	VALUE ($)
Morgan Stanley & Co.	The Fund receives a return on portfolio of long and short equity positions and pays or receives one day MUTSC on long positions and short positions respectively, plus or minus spread (rates range from -0.29% to 0.25%) which is denominated in JPY based on the local currencies of the positions within the swap	09/15/2027	(6,054)	(366)	(31)	(397)

REFERENCE ENTITY	SHARES	NOTIONAL VALUE (2)	UNREALIZED APPRECIATION (DEPRECIATION) ($) (3)	PERCENTAGE OF NET ASSETS (%)
Short Positions
Common Stocks
Japan
Aeon Co. Ltd.	(48)	(383)	(11)	0.0	(g)
AGC, Inc.	(1)	(42)	3	0.0	(g)
Ajinomoto Co., Inc.	(4)	(128)	1	0.0	(g)
Asahi Group Holdings Ltd.	(56)	(517)	(13)	0.0	(g)
Asahi Intecc Co. Ltd.	(2)	(44)	(3)	0.0	(g)
Asics Corp.	(11)	(282)	(6)	0.0	(g)
Bandai Namco Holdings, Inc.	(53)	(1,183)	(43)	0.0	(g)
Capcom Co. Ltd.	(29)	(517)	(26)	0.0	(g)
Central Japan Railway Co.	(35)	(696)	(45)	0.0	(g)
Chiba Bank Ltd./The	(38)	(597)	14	0.0	(g)
Chubu Electric Power Co., Inc.	(28)	(506)	(29)	0.0	(g)
Daikin Industries Ltd.	(1)	(88)	(3)	0.0	(g)
Dexerials Corp.	(2)	(58)	8	0.0	(g)
East Japan Railway Co.	(34)	(690)	(17)	0.0	(g)
Ebara Corp.	(9)	(354)	27	0.0	(g)
Electric Power Development Co. Ltd.	(7)	(165)	9	0.0	(g)
Fast Retailing Co. Ltd.	(3)	(1,605)	(25)	0.0	(g)
Food & Life Cos. Ltd.	(6)	(166)	(8)	0.0	(g)
FUJIFILM Holdings Corp.	(9)	(188)	(7)	0.0	(g)
Furukawa Electric Co. Ltd.	(2)	(71)	13	0.0	(g)
GS Yuasa Corp.	(4)	(194)	27	0.0	(g)
Hankyu Hanshin Holdings, Inc.	(29)	(750)	(6)	0.0	(g)
Harmonic Drive Systems, Inc.	(1)	(67)	— (h)	0.0	(g)
Hikari Tsushin, Inc.	(2)	(512)	10	0.0	(g)
Hokuhoku Financial Group, Inc.	(1)	(50)	1	0.0	(g)
Honda Motor Co. Ltd.	(15)	(133)	(6)	0.0	(g)
Inpex Corp.	(3)	(59)	3	0.0	(g)
Isetan Mitsukoshi Holdings Ltd.	(9)	(209)	(8)	0.0	(g)
Iyogin Holdings, Inc.	(4)	(75)	— (h)	0.0	(g)
J Front Retailing Co. Ltd.	(14)	(250)	(61)	0.0	(g)
Japan Exchange Group, Inc.	(10)	(138)	7	0.0	(g)
Japan Petroleum Exploration Co. Ltd.	(12)	(123)	2	0.0	(g)
Japan Post Bank Co. Ltd.	(30)	(599)	38	0.0	(g)
Japan Post Insurance Co. Ltd.	(49)	(459)	(1)	0.0	(g)
Japan Steel Works Ltd./The	(3)	(156)	9	0.0	(g)
JFE Holdings, Inc.	(72)	(709)	21	0.0	(g)
JX Advanced Metals Corp.	(4)	(115)	20	0.0	(g)

SEE NOTES TO FINANCIAL STATEMENTS.

502	SIX CIRCLES TRUST	JUNE 30, 2026

REFERENCE ENTITY	SHARES	NOTIONAL VALUE (2)	UNREALIZED APPRECIATION (DEPRECIATION) ($) (3)	PERCENTAGE OF NET ASSETS (%)
Short Positions — continued
Common Stocks — continued
Japan — continued
Kawasaki Heavy Industries Ltd.	(12)	(245)	24	0.0	(g)
Keyence Corp.	(1)	(384)	(15)	0.0	(g)
Kikkoman Corp.	(30)	(290)	(20)	0.0	(g)
Kinden Corp.	(1)	(46)	2	0.0	(g)
Kirin Holdings Co. Ltd.	(21)	(365)	— (h)	0.0	(g)
Komatsu Ltd.	(7)	(290)	12	0.0	(g)
Konami Group Corp.	(1)	(142)	— (h)	0.0	(g)
Kurita Water Industries Ltd.	(5)	(318)	14	0.0	(g)
Kyocera Corp.	(8)	(181)	6	0.0	(g)
Kyoto Financial Group, Inc.	(1)	(33)	2	0.0	(g)
Kyowa Kirin Co. Ltd.	(3)	(45)	(1)	0.0	(g)
Kyushu Electric Power Co., Inc.	(1)	(11)	— (h)	0.0	(g)
Makita Corp.	(2)	(76)	1	0.0	(g)
MatsukiyoCocokara & Co.	(2)	(24)	(1)	0.0	(g)
Mebuki Financial Group, Inc.	(6)	(51)	1	0.0	(g)
Meiko Electronics Co. Ltd.	— (h)	(68)	11	0.0	(g)
Mercari, Inc.	(3)	(63)	(2)	0.0	(g)
Micronics Japan Co. Ltd.	(1)	(93)	1	0.0	(g)
MINEBEA MITSUMI, Inc.	(26)	(793)	47	0.0	(g)
MISUMI Group, Inc.	(12)	(285)	(10)	0.0	(g)
Mitsubishi Chemical Group Corp.	(42)	(284)	(7)	0.0	(g)
Mitsui E&S Co. Ltd.	(8)	(209)	10	0.0	(g)
Mitsui Kinzoku Co. Ltd.	(1)	(183)	— (h)	0.0	(g)
Mizuho Financial Group, Inc.	(34)	(1,672)	62	0.0	(g)
MS&AD Insurance Group Holdings, Inc.	(4)	(109)	9	0.0	(g)
Nexon Co. Ltd.	(6)	(77)	2	0.0	(g)
NIDEC Corp.,	(4)	(59)	3	0.0	(g)
Nippon Building Fund, Inc.	— (h)	(342)	(12)	0.0	(g)
NIPPON EXPRESS HOLDINGS, Inc.	(2)	(76)	2	0.0	(g)
Nippon Steel Corp.	(61)	(211)	10	0.0	(g)
Nissan Motor Co. Ltd.	(9)	(17)	1	0.0	(g)
Niterra Co. Ltd.	(12)	(779)	15	0.0	(g)
Nitori Holdings Co. Ltd.	(5)	(76)	(3)	0.0	(g)
NTT, Inc.	(1,776)	(1,573)	(11)	0.0	(g)
Obic Co. Ltd.	(1)	(18)	— (h)	0.0	(g)
Oji Holdings Corp.	(4)	(21)	— (h)	0.0	(g)
Olympus Corp.	(15)	(148)	(3)	0.0	(g)
Omron Corp.	— (h)	(15)	1	0.0	(g)
Organo Corp.	— (h)	(11)	1	0.0	(g)
Osaka Gas Co. Ltd.	(20)	(674)	(1)	0.0	(g)
Panasonic Holdings Corp.	(12)	(313)	(8)	0.0	(g)
Resona Holdings, Inc.	(16)	(217)	11	0.0	(g)
Resonac Holdings Corp.	— (h)	(12)	1	0.0	(g)
Rorze Corp.	(9)	(262)	9	0.0	(g)
Ryohin Keikaku Co. Ltd.	(6)	(138)	(1)	0.0	(g)
Seibu Holdings, Inc.	(20)	(377)	(17)	0.0	(g)
Sekisui Chemical Co. Ltd.	(33)	(498)	(25)	0.0	(g)
SG Holdings Co. Ltd.	(1)	(13)	(1)	0.0	(g)
Shimadzu Corp.	(12)	(283)	(18)	0.0	(g)
Shimano, Inc.	(12)	(1,253)	(6)	0.0	(g)
Shionogi & Co. Ltd.	(6)	(102)	1	0.0	(g)
Shiseido Co. Ltd.	(7)	(108)	(5)	0.0	(g)

SEE NOTES TO FINANCIAL STATEMENTS.

JUNE 30, 2026	SIX CIRCLES TRUST	503

Six Circles Multi-Strategy Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JUNE 30, 2026 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

REFERENCE ENTITY	SHARES	NOTIONAL VALUE (2)	UNREALIZED APPRECIATION (DEPRECIATION) ($) (3)	PERCENTAGE OF NET ASSETS (%)
Short Positions — continued
Common Stocks — continued
Japan — continued
Sojitz Corp.	(11)	(345)	8	0.0	(g)
Sompo Holdings, Inc.	(8)	(322)	11	0.0	(g)
Subaru Corp.	(8)	(115)	2	0.0	(g)
Sumitomo Corp.	(6)	(64)	3	0.0	(g)
Sumitomo Forestry Co. Ltd.	(6)	(52)	(1)	0.0	(g)
Suntory Beverage & Food Ltd.	(9)	(236)	(7)	0.0	(g)
SWCC Corp.	— (h)	(18)	2	0.0	(g)
Takashimaya Co. Ltd.	(17)	(244)	(15)	0.0	(g)
Toho Co. Ltd./Tokyo	(7)	(54)	(3)	0.0	(g)
Tokio Marine Holdings, Inc.	(6)	(260)	3	0.0	(g)
Tokyu Corp.	(27)	(269)	(8)	0.0	(g)
TOPPAN Holdings, Inc.	(4)	(108)	(2)	0.0	(g)
TOTO Ltd.	(5)	(258)	20	0.0	(g)
Toyo Suisan Kaisha Ltd.	(6)	(386)	(23)	0.0	(g)
Toyota Motor Corp.	(76)	(1,281)	8	0.0	(g)
Toyota Tsusho Corp.	(10)	(376)	12	0.0	(g)
West Japan Railway Co.	(11)	(183)	(8)	0.0	(g)
Yokogawa Electric Corp.	(8)	(294)	3	0.0	(g)
Yokohama Financial Group, Inc.	(7)	(80)	1	0.0	(g)
Yokohama Rubber Co. Ltd./The	(2)	(100)	6	0.0	(g)
Zensho Holdings Co. Ltd.	(11)	(526)	(39)	0.0	(g)
ZOZO, Inc.	(38)	(262)	(5)	0.0	(g)

Total Short Positions of Total Return Swaps		(32,644)	(45)	0.0	(g)

Long Positions
Common Stocks
Japan
Aisin Corp.	23	311	(7)	0.0	(g)
Amada Co. Ltd.	12	222	(11)	0.0	(g)
Anritsu Corp.	2	48	— (h)	0.0	(g)
Asahi Kasei Corp.	10	111	(2)	0.0	(g)
Astellas Pharma, Inc.	8	100	— (h)	0.0	(g)
BayCurrent, Inc.	3	107	11	0.0	(g)
Bridgestone Corp.	29	608	(4)	0.0	(g)
Canon, Inc.	23	596	(14)	0.0	(g)
CyberAgent, Inc.	28	230	8	0.0	(g)
Dai Nippon Printing Co. Ltd.	15	267	13	0.0	(g)
Daiichi Life Group, Inc.	40	448	(14)	0.0	(g)
Daiichi Sankyo Co. Ltd.	— (h)	5	— (h)	0.0	(g)
Daito Trust Construction Co. Ltd.	5	95	3	0.0	(g)
Daiwa House Industry Co. Ltd.	39	1,022	30	0.0	(g)
Daiwa Securities Group, Inc.	122	1,219	(23)	0.0	(g)
Denso Corp.	96	1,119	(9)	0.0	(g)
Dentsu Group, Inc.	13	239	6	0.0	(g)
Eisai Co. Ltd.	1	14	1	0.0	(g)
ENEOS Holdings, Inc.	80	618	(27)	0.0	(g)
Ferrotec Corp.	1	41	— (h)	0.0	(g)
Fuji Electric Co. Ltd.	2	154	(12)	0.0	(g)
Fujitsu Ltd.	16	304	6	0.0	(g)
Fukuoka Financial Group, Inc.	7	319	(12)	0.0	(g)
Hamamatsu Photonics KK	25	440	(24)	0.0	(g)
Hirose Electric Co. Ltd.	— (h)	18	— (h)	0.0	(g)

SEE NOTES TO FINANCIAL STATEMENTS.

504	SIX CIRCLES TRUST	JUNE 30, 2026

REFERENCE ENTITY	SHARES		NOTIONAL VALUE (2)	UNREALIZED APPRECIATION (DEPRECIATION) ($) (3)	PERCENTAGE OF NET ASSETS (%)

Long Positions — continued
Common Stocks — continued
Japan — continued
Hitachi Ltd.	3		93	(8)	0.0	(g)
Horiba Ltd.	2		265	(12)	0.0	(g)
INFRONEER Holdings, Inc.	12		197	(8)	0.0	(g)
Isuzu Motors Ltd.	4		58	(4)	0.0	(g)
ITOCHU Corp.	48		545	2	0.0	(g)
Japan Airlines Co. Ltd.	3		45	1	0.0	(g)
Japan Post Holdings Co. Ltd.	22		300	(8)	0.0	(g)
Japan Tobacco, Inc.	3		103	1	0.0	(g)
Kajima Corp.	11		419	(7)	0.0	(g)
Kandenko Co. Ltd.	5		191	— (h)	0.0	(g)
Kansai Electric Power Co., Inc. (The)	12		178	(4)	0.0	(g)
Kao Corp.	51		991	20	0.0	(g)
Kobe Steel Ltd.	2		22	(1)	0.0	(g)
Kubota Corp.	4		63	(3)	0.0	(g)
LY Corp.	41		102	7	0.0	(g)
Mazda Motor Corp.	14		91	(1)	0.0	(g)
McDonald’s Holdings Co. Japan Ltd	1		55	— (h)	0.0	(g)
MEIJI Holdings Co. Ltd.	1		31	2	0.0	(g)
Mitsubishi Corp.	6		176	(10)	0.0	(g)
Mitsubishi Electric Corp.	12		456	(22)	0.0	(g)
Mitsubishi Gas Chemical Co., Inc.	1		42	(4)	0.0	(g)
Mitsubishi Heavy Industries Ltd.	10		245	(15)	0.0	(g)
Mitsui Chemicals, Inc.	19		256	(2)	0.0	(g)
Mitsui Fudosan Co. Ltd.	50		457	6	0.0	(g)
Modec, Inc.	1		30	(2)	0.0	(g)
NEC Corp.	24		547	25	0.0	(g)
NGK Corp.	11		530	(11)	0.0	(g)
NH Foods Ltd.	3		108	1	0.0	(g)
Nippon Electric Glass Co. Ltd.	5		207	(9)	0.0	(g)
Nippon Yusen KK	3		107	(1)	0.0	(g)
Nissan Chemical Corp.	1		72	1	0.0	(g)
Nitto Boseki Co. Ltd.	2		61	— (h)	0.0	(g)
Nitto Denko Corp.	38		730	1	0.0	(g)
Nomura Holdings, Inc.	70		617	(10)	0.0	(g)
Nomura Research Institute Ltd.	3		89	7	0.0	(g)
NSK Ltd.	22		165	(11)	0.0	(g)
Obayashi Corp.	37		723	12	0.0	(g)
Ono Pharmaceutical Co. Ltd.	16		234	4	0.0	(g)
Otsuka Corp.	24		401	3	0.0	(g)
Otsuka Holdings Co. Ltd.	—	(h)	26	— (h)	0.0	(g)
Pan Pacific International Holdings Corp.	151		759	6	0.0	(g)
Penta-Ocean Construction Co. Ltd.	2		26	(1)	0.0	(g)
Rakuten Group, Inc.	60		262	13	0.0	(g)
Recruit Holdings Co. Ltd.	—	(h)	7	— (h)	0.0	(g)
Rohm Co. Ltd.	2		84	(4)	0.0	(g)
SBI Holdings, Inc.	16		286	(21)	0.0	(g)
Seiko Epson Corp.	1		22	(1)	0.0	(g)
Sekisui House Ltd.	9		169	8	0.0	(g)
Seven & i Holdings Co. Ltd.	13		145	6	0.0	(g)
Shimizu Corp.	17		267	1	0.0	(g)
Shin-Etsu Chemical Co. Ltd.	8		366	(4)	0.0	(g)
Shizuoka Financial Group, Inc.	7		121	— (h)	0.0	(g)

SEE NOTES TO FINANCIAL STATEMENTS.

JUNE 30, 2026	SIX CIRCLES TRUST	505

Six Circles Multi-Strategy Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JUNE 30, 2026 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

REFERENCE ENTITY	SHARES		NOTIONAL VALUE (2)	UNREALIZED APPRECIATION (DEPRECIATION) ($) (3)	PERCENTAGE OF NET ASSETS (%)

Long Positions — continued
Common Stocks — continued
Japan — continued
SoftBank Corp.	47		61	— (h)	0.0	(g)
Sony Group Corp.	14		278	8	0.0	(g)
SUMCO Corp.	20		516	(16)	0.0	(g)
Sumitomo Chemical Co. Ltd.	135		453	(27)	0.0	(g)
Sumitomo Heavy Industries Ltd.	4		137	(10)	0.0	(g)
Sumitomo Metal Mining Co. Ltd.	—	(h)	16	(3)	0.0	(g)
Sumitomo Mitsui Trust Group, Inc.	28		1,074	(27)	0.0	(g)
Sumitomo Rubber Industries Ltd.	4		51	(4)	0.0	(g)
Suzuki Motor Corp.	7		78	2	0.0	(g)
Sysmex Corp.	11		97	6	0.0	(g)
Taisei Corp.	3		228	(9)	0.0	(g)
Takeda Pharmaceutical Co. Ltd.	4		128	5	0.0	(g)
TDK Corp.	29		720	(87)	0.0	(g)
Terumo Corp.	1		15	— (h)	0.0	(g)
THK Co. Ltd.	4		202	(22)	0.0	(g)
Tokyo Seimitsu Co. Ltd.	—	(h)	37	— (h)	0.0	(g)
Tokyo Tatemono Co. Ltd.	5		94	— (h)	0.0	(g)
Tokyu Fudosan Holdings Corp.	31		241	2	0.0	(g)
Tosoh Corp.	29		533	(7)	0.0	(g)
Toyo Tire Corp.	9		205	(8)	0.0	(g)
Trend Micro, Inc./Japan	7		229	14	0.0	(g)

Total Long Positions of Total Return Swaps			26,590	(321)	0.0	(g)

Total of Long and Short Positions of Total Return Swaps			(6,054)	(366)	0.0	(g)

COUNTERPARTY	DESCRIPTION	TERMINATION DATE	NOTIONAL VALUE (2)	NET UNREALIZED APPRECIATION/ (DEPRECIATION) ($) (3)	NET CASH AND OTHER RECEIVABLES/ PAYABLES ($)	VALUE ($)
Morgan Stanley & Co.	The Fund receives a return on portfolio of long and short equity positions and pays or receives one day MUTSC on long positions and short positions respectively, plus or minus spread (rates range from -3.5% to 0.27%) which is denominated in JPY based on the local currencies of the positions within the swap	09/21/2027	4,013	—	34	34

REFERENCE ENTITY	SHARES	NOTIONAL VALUE (2)	UNREALIZED APPRECIATION (DEPRECIATION) ($) (3)	PERCENTAGE OF NET ASSETS (%)
Short Positions
Common Stocks
Japan
Ajinomoto Co., Inc.	(6)	(213)	—	0.0
Anycolor, Inc.	— (h)	(4)	—	0.0
Appier Group, Inc.	(4)	(21)	—	0.0
ARE Holdings, Inc.	(2)	(43)	—	0.0
Azbil Corp.	(1)	(11)	—	0.0

SEE NOTES TO FINANCIAL STATEMENTS.

506	SIX CIRCLES TRUST	JUNE 30, 2026

REFERENCE ENTITY	SHARES	NOTIONAL VALUE (2)	UNREALIZED APPRECIATION (DEPRECIATION) ($) (3)	PERCENTAGE OF NET ASSETS (%)
Short Positions — continued
Common Stocks — continued
Japan — continued
Capcom Co. Ltd.	(10)	(182)	—	0.0
Celsys, Inc.	— (h)	(1)	—	0.0
Central Japan Railway Co.	(2)	(49)	—	0.0
Chiba Bank Ltd./The	(7)	(106)	—	0.0
Chubu Electric Power Co., Inc.	(1)	(13)	—	0.0
Chugai Pharmaceutical Co. Ltd.	(1)	(37)	—	0.0
CKD Corp.	— (h)	(9)	—	0.0
Credit Saison Co. Ltd.	— (h)	(5)	—	0.0
Daifuku Co. Ltd.	(4)	(167)	—	0.0
Daihen Corp.	(1)	(55)	—	0.0
Daikin Industries Ltd.	(1)	(91)	—	0.0
Daiwa House Industry Co. Ltd.	(1)	(35)	—	0.0
Daiwa Securities Group, Inc.	(17)	(170)	—	0.0
DeNA Co. Ltd.	(2)	(35)	—	0.0
Denka Co. Ltd.	(1)	(29)	—	0.0
DMG Mori Co. Ltd.	(2)	(32)	—	0.0
Ebara Corp.	(2)	(81)	—	0.0
FANUC Corp.	— (h)	(5)	—	0.0
Fast Retailing Co. Ltd.	(1)	(611)	—	0.0
Food & Life Cos. Ltd.	(3)	(78)	—	0.0
Fuji Corp/Aichi	— (h)	(10)	—	0.0
Fuji Electric Co. Ltd.	— (h)	(25)	—	0.0
Fuji Media Holdings, Inc.	(1)	(26)	—	0.0
FUJIFILM Holdings Corp.	(6)	(118)	—	0.0
Fujikura Ltd.	(8)	(288)	—	0.0
Fukuoka Financial Group, Inc.	— (h)	(13)	—	0.0
GMO Payment Gateway, Inc.	(1)	(34)	—	0.0
GNI Group Ltd.	(1)	(23)	—	0.0
GS Yuasa Corp.	(1)	(40)	—	0.0
Hamamatsu Photonics KK	(5)	(89)	—	0.0
Hankyu Hanshin Holdings, Inc.	(7)	(179)	—	0.0
Harmonic Drive Systems, Inc.	(3)	(153)	—	0.0
Hikari Tsushin, Inc.	— (h)	(87)	—	0.0
Hokuhoku Financial Group, Inc.	(1)	(25)	—	0.0
Hoshizaki Corp.	(2)	(52)	—	0.0
Hoya Corp.	(1)	(223)	—	0.0
Hulic Co. Ltd.	(15)	(159)	—	0.0
Ibiden Co. Ltd.	(4)	(513)	—	0.0
Internet Initiative Japan, Inc.	— (h)	(6)	—	0.0
Iwatani Corp.	(2)	(20)	—	0.0
Iyogin Holdings, Inc.	(2)	(37)	—	0.0
Japan Airlines Co. Ltd.	(3)	(54)	—	0.0
Japan Airport Terminal Co. Ltd.	(1)	(28)	—	0.0
Japan Hotel REIT Investment Corp.	— (h)	(19)	—	0.0
Japan Steel Works Ltd./The	(5)	(212)	—	0.0
Jeol Ltd.	— (h)	(14)	—	0.0
JFE Holdings, Inc.	(13)	(124)	—	0.0
JINS Holdings, Inc.	— (h)	(10)	—	0.0
JX Advanced Metals Corp.	(1)	(35)	—	0.0
Kadokawa Corp.	(3)	(68)	—	0.0
Kajima Corp.	(4)	(148)	—	0.0
Kansai Electric Power Co., Inc. (The)	— (h)	(1)	—	0.0

SEE NOTES TO FINANCIAL STATEMENTS.

JUNE 30, 2026	SIX CIRCLES TRUST	507

Six Circles Multi-Strategy Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JUNE 30, 2026 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

REFERENCE ENTITY	SHARES	NOTIONAL VALUE (2)	UNREALIZED APPRECIATION (DEPRECIATION) ($) (3)	PERCENTAGE OF NET ASSETS (%)
Short Positions — continued
Common Stocks — continued
Japan — continued
Kansai Paint Co. Ltd.	(4)	(57)	—	0.0
Kawasaki Heavy Industries Ltd.	(17)	(313)	—	0.0
Keio Corp.	(8)	(35)	—	0.0
Keisei Electric Railway Co. Ltd.	(12)	(88)	—	0.0
Keyence Corp.	(1)	(548)	—	0.0
Kikkoman Corp.	(1)	(10)	—	0.0
Kintetsu Group Holdings Co. Ltd.	(2)	(42)	—	0.0
Kioxia Holdings Corp.	— (h)	(55)	—	0.0
Kirin Holdings Co. Ltd.	(5)	(90)	—	0.0
Kokusai Electric Corp.	(3)	(174)	—	0.0
Kose Holdings Corp.	(1)	(19)	—	0.0
Kuraray Co. Ltd.	(3)	(34)	—	0.0
Kyocera Corp.	(4)	(77)	—	0.0
Lasertec Corp.	— (h)	(122)	—	0.0
M3, Inc.	(8)	(87)	—	0.0
Macnica Holdings, Inc.	(1)	(25)	—	0.0
Marubeni Corp.	(14)	(412)	—	0.0
Maruwa Co. Ltd./Aichi	— (h)	(131)	—	0.0
MatsukiyoCocokara & Co.	(3)	(47)	—	0.0
McDonald’s Holdings Co. Japan Ltd	— (h)	(18)	—	0.0
Meidensha Corp.	(1)	(32)	—	0.0
Meiko Electronics Co. Ltd.	— (h)	(57)	—	0.0
Mercari, Inc.	(1)	(18)	—	0.0
Metaplanet, Inc.	(32)	(40)	—	0.0
Micronics Japan Co. Ltd.	— (h)	(20)	—	0.0
Mitsubishi Estate Co. Ltd.	(12)	(314)	—	0.0
Mitsubishi HC Capital, Inc.	(2)	(12)	—	0.0
Mitsubishi Materials Corp.	(2)	(40)	—	0.0
Mitsui & Co. Ltd.	(8)	(232)	—	0.0
Mitsui E&S Co. Ltd.	(5)	(121)	—	0.0
Mizuho Financial Group, Inc.	(12)	(581)	—	0.0
Monex Group, Inc.	(7)	(28)	—	0.0
MonotaRO Co. Ltd.	(8)	(88)	—	0.0
Murata Manufacturing Co. Ltd.	(1)	(49)	—	0.0
Nabtesco Corp.	(1)	(38)	—	0.0
Nexon Co. Ltd.	(2)	(28)	—	0.0
Nichias Corp.	(1)	(24)	—	0.0
Nihon Dempa Kogyo Co. Ltd.	(1)	(13)	—	0.0
Nintendo Co. Ltd.	(3)	(105)	—	0.0
Nippon Chemi-Con Corp.	— (h)	(7)	—	0.0
Nippon Paint Holdings Co. Ltd.	(19)	(124)	—	0.0
Nippon Sanso Holdings Corp.	(2)	(59)	—	0.0
Nippon Steel Corp.	(56)	(186)	—	0.0
Nissin Foods Holdings Co. Ltd.	(2)	(36)	—	0.0
Niterra Co. Ltd.	(1)	(86)	—	0.0
Nitori Holdings Co. Ltd.	(4)	(64)	—	0.0
Nittetsu Mining Co. Ltd.	(2)	(31)	—	0.0
Nitto Boseki Co. Ltd.	(3)	(90)	—	0.0
NOF Corp.	(1)	(23)	—	0.0
Nomura Holdings, Inc.	(17)	(144)	—	0.0
Nomura Micro Science Co. Ltd.	(1)	(36)	—	0.0
Nomura Real Estate Holdings, Inc.	(1)	(6)	—	0.0

SEE NOTES TO FINANCIAL STATEMENTS.

508	SIX CIRCLES TRUST	JUNE 30, 2026

REFERENCE ENTITY	SHARES	NOTIONAL VALUE (2)	UNREALIZED APPRECIATION (DEPRECIATION) ($) (3)	PERCENTAGE OF NET ASSETS (%)
Short Positions — continued
Common Stocks — continued
Japan — continued
Nomura Research Institute Ltd.	(1)	(40)	—	0.0
NTT, Inc.	(293)	(261)	—	0.0
OBIC Business Consultants Co. Ltd.	— (h)	(15)	—	0.0
Odakyu Electric Railway Co. Ltd.	(1)	(11)	—	0.0
Olympus Corp.	(11)	(117)	—	0.0
Omron Corp.	(7)	(264)	—	0.0
Oracle Corp. Japan	(1)	(56)	—	0.0
Oriental Land Co. Ltd./Japan	(17)	(265)	—	0.0
ORIX Corp.	(5)	(182)	—	0.0
Pacific Metals Co. Ltd.	(1)	(16)	—	0.0
Pan Pacific International Holdings Corp.	(11)	(57)	—	0.0
Panasonic Holdings Corp.	(18)	(501)	—	0.0
Park24 Co. Ltd.	(5)	(56)	—	0.0
Penta-Ocean Construction Co. Ltd.	(5)	(50)	—	0.0
Persol Holdings Co. Ltd.	(6)	(9)	—	0.0
Rakuten Group, Inc.	(27)	(125)	—	0.0
Resona Holdings, Inc.	(10)	(133)	—	0.0
Rigaku Holdings Corp.	(7)	(114)	—	0.0
Rohm Co. Ltd.	(1)	(26)	—	0.0
Rohto Pharmaceutical Co. Ltd.	(1)	(21)	—	0.0
Rorze Corp.	— (h)	(9)	—	0.0
Saizeriya Co. Ltd.	— (h)	(3)	—	0.0
Sanrio Co. Ltd.	(44)	(298)	—	0.0
Secom Co. Ltd.	(1)	(28)	—	0.0
Sega Sammy Holdings, Inc.	(1)	(16)	—	0.0
Sekisui Chemical Co. Ltd.	(8)	(126)	—	0.0
SG Holdings Co. Ltd.	(10)	(99)	—	0.0
Shimamura Co. Ltd.	(1)	(18)	—	0.0
Shimano, Inc.	(2)	(235)	—	0.0
Shin-Etsu Chemical Co. Ltd.	(5)	(215)	—	0.0
Shionogi & Co. Ltd.	(5)	(82)	—	0.0
Shiseido Co. Ltd.	(14)	(219)	—	0.0
Sinfonia Technology Co. Ltd.	(1)	(98)	—	0.0
SMC Corp.	(1)	(219)	—	0.0
SoftBank Group Corp.	(13)	(491)	—	0.0
Sojitz Corp.	(2)	(57)	—	0.0
Sony Financial Group, Inc.	(96)	(84)	—	0.0
Sumitomo Corp.	(27)	(255)	—	0.0
Sumitomo Forestry Co. Ltd.	(10)	(82)	—	0.0
Sumitomo Heavy Industries Ltd.	(1)	(40)	—	0.0
Sumitomo Metal Mining Co. Ltd.	(1)	(51)	—	0.0
Sumitomo Mitsui Financial Group, Inc.	(1)	(43)	—	0.0
Sumitomo Rubber Industries Ltd.	(4)	(51)	—	0.0
Suntory Beverage & Food Ltd.	— (h)	(6)	—	0.0
SWCC Corp.	(1)	(66)	—	0.0
Sysmex Corp.	(30)	(273)	—	0.0
Taiheiyo Cement Corp.	(2)	(39)	—	0.0
Taisei Corp.	(2)	(131)	—	0.0
Takeda Pharmaceutical Co. Ltd.	(1)	(29)	—	0.0
Tekscend Photomask Corp.	(2)	(48)	—	0.0
THK Co. Ltd.	(1)	(41)	—	0.0
Tobu Railway Co. Ltd.	— (h)	(7)	—	0.0

SEE NOTES TO FINANCIAL STATEMENTS.

JUNE 30, 2026	SIX CIRCLES TRUST	509

Six Circles Multi-Strategy Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JUNE 30, 2026 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

REFERENCE ENTITY	SHARES	NOTIONAL VALUE (2)	UNREALIZED APPRECIATION (DEPRECIATION) ($) (3)	PERCENTAGE OF NET ASSETS (%)
Short Positions — continued
Common Stocks — continued
Japan — continued
Tokyo Keiki, Inc.	(2)	(57)	—	0.0
Tokyo Ohka Kogyo Co. Ltd.	(1)	(70)	—	0.0
Tokyu Corp.	(13)	(130)	—	0.0
TOPPAN Holdings, Inc.	(3)	(91)	—	0.0
TOTO Ltd.	(2)	(90)	—	0.0
Towa Corp.	(5)	(105)	—	0.0
Toyota Motor Corp.	(6)	(104)	—	0.0
Toyota Tsusho Corp.	(6)	(206)	—	0.0
Tri Chemical Laboratories, Inc.	(4)	(75)	—	0.0
Tsuruha Holdings, Inc.	(14)	(181)	—	0.0
West Holdings Corp.	(1)	(9)	—	0.0
West Japan Railway Co.	(7)	(114)	—	0.0
Yakult Honsha Co. Ltd.	— (h)	(3)	—	0.0
Yamaha Motor Co. Ltd.	(5)	(40)	—	0.0
Yamato Kogyo Co. Ltd.	— (h)	(7)	—	0.0
Yokogawa Electric Corp.	(1)	(17)	—	0.0
Yokohama Financial Group, Inc.	(4)	(47)	—	0.0
Yokohama Rubber Co. Ltd./The	(3)	(143)	—	0.0
Zensho Holdings Co. Ltd.	(2)	(99)	—	0.0

Total Short Positions of Total Return Swaps		(17,398)	—	0.0

Long Positions
Common Stocks
Japan
77 Bank Ltd./The	2	35	—	0.0
ADEKA Corp.	1	18	—	0.0
Advantest Corp.	3	617	—	0.0
Aeon Co. Ltd.	14	112	—	0.0
AEON Financial Service Co. Ltd.	— (h)	1	—	0.0
Air Water, Inc.	2	29	—	0.0
Aisin Corp.	16	210	—	0.0
Alps Alpine Co. Ltd.	3	39	—	0.0
ALSOK Co. Ltd.	1	5	—	0.0
Amada Co. Ltd.	1	9	—	0.0
ANA Holdings, Inc.	9	168	—	0.0
Anritsu Corp.	1	27	—	0.0
Aozora Bank Ltd.	3	45	—	0.0
Asahi Group Holdings Ltd.	28	265	—	0.0
Asahi Intecc Co. Ltd.	— (h)	7	—	0.0
Asahi Kasei Corp.	4	47	—	0.0
Asics Corp.	2	54	—	0.0
Astellas Pharma, Inc.	19	258	—	0.0
Bandai Namco Holdings, Inc.	3	65	—	0.0
BayCurrent, Inc.	2	78	—	0.0
BIPROGY, Inc.	2	45	—	0.0
Bridgestone Corp.	4	73	—	0.0
Brother Industries Ltd.	3	68	—	0.0
Canon, Inc.	7	186	—	0.0
Casio Computer Co. Ltd.	2	22	—	0.0
Chiyoda Corp.	7	27	—	0.0
Citizen Watch Co. Ltd.	5	73	—	0.0
Coca-Cola Bottlers Japan Holdings, Inc.	4	106	—	0.0

SEE NOTES TO FINANCIAL STATEMENTS.

510	SIX CIRCLES TRUST	JUNE 30, 2026

REFERENCE ENTITY	SHARES		NOTIONAL VALUE (2)	UNREALIZED APPRECIATION (DEPRECIATION) ($) (3)	PERCENTAGE OF NET ASSETS (%)

Long Positions — continued
Common Stocks — continued
Japan — continued
COMSYS Holdings Corp.	1		37	—	0.0
Cosmo Energy Holdings Co. Ltd.	3		72	—	0.0
Cosmos Pharmaceutical Corp.	1		27	—	0.0
Cover Corp.	5		39	—	0.0
CyberAgent, Inc.	6		47	—	0.0
Dai Nippon Printing Co. Ltd.	3		53	—	0.0
Dai-Dan Co. Ltd.	2		39	—	0.0
Daido Steel Co. Ltd.	1		19	—	0.0
Daiichi Life Group, Inc.	24		263	—	0.0
Daiichi Sankyo Co. Ltd.	4		71	—	0.0
Daishi Hokuetsu Financial Group, Inc.	2		21	—	0.0
Denso Corp.	3		36	—	0.0
Dentsu Group, Inc.	1		17	—	0.0
Dexerials Corp.	—	(h)	5	—	0.0
DIC Corp.	1		39	—	0.0
Dowa Holdings Co. Ltd.	1		27	—	0.0
East Japan Railway Co.	1		25	—	0.0
Eisai Co. Ltd.	1		28	—	0.0
ENEOS Holdings, Inc.	53		392	—	0.0
Enplas Corp.	—	(h)	8	—	0.0
EXEO Group, Inc.	—	(h)	5	—	0.0
Fujitsu Ltd.	17		330	—	0.0
Furukawa Co. Ltd.	2		39	—	0.0
Furukawa Electric Co. Ltd.	2		58	—	0.0
Furuno Electric Co. Ltd.	—	(h)	7	—	0.0
Fuso Chemical Co. Ltd.	1		22	—	0.0
GLP J-Reit	—	(h)	33	—	0.0
Hachijuni Nagano Bank Ltd.	4		51	—	0.0
Haseko Corp.	5		91	—	0.0
Hitachi Construction Machinery Co. Ltd.	3		81	—	0.0
Hitachi Ltd.	24		663	—	0.0
Hyakugo Bank Ltd./The	1		10	—	0.0
Idemitsu Kosan Co. Ltd.	5		38	—	0.0
IHI Corp.	7		120	—	0.0
INFRONEER Holdings, Inc.	2		36	—	0.0
Inpex Corp.	1		26	—	0.0
Invincible Investment Corp.	—	(h)	6	—	0.0
Isetan Mitsukoshi Holdings Ltd.	6		142	—	0.0
Isuzu Motors Ltd.	4		52	—	0.0
ITOCHU Corp.	6		71	—	0.0
Japan Exchange Group, Inc.	8		98	—	0.0
Japan Material Co. Ltd.	1		9	—	0.0
Japan Metropolitan Fund Invest	—	(h)	20	—	0.0
Japan Petroleum Exploration Co. Ltd.	8		76	—	0.0
Japan Post Bank Co. Ltd.	5		94	—	0.0
Japan Post Holdings Co. Ltd.	1		16	—	0.0
Japan Real Estate Investment Corp.	—	(h)	63	—	0.0
Japan Tobacco, Inc.	15		544	—	0.0
JGC Holdings Corp.	6		91	—	0.0
JTEKT Corp.	2		20	—	0.0
JVCKenwood Corp.	2		17	—	0.0
Kandenko Co. Ltd.	1		33	—	0.0

SEE NOTES TO FINANCIAL STATEMENTS.

JUNE 30, 2026	SIX CIRCLES TRUST	511

Six Circles Multi-Strategy Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JUNE 30, 2026 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

REFERENCE ENTITY	SHARES		NOTIONAL VALUE (2)	UNREALIZED APPRECIATION (DEPRECIATION) ($) (3)	PERCENTAGE OF NET ASSETS (%)

Long Positions — continued
Common Stocks — continued
Japan — continued
Kanematsu Corp.	2		27	—	0.0
Kao Corp.	7		139	—	0.0
Kawasaki Kisen Kaisha Ltd.	16		237	—	0.0
KDDI Corp.	3		52	—	0.0
KDX Realty Investment Corp.	—	(h)	21	—	0.0
Kewpie Corp.	2		40	—	0.0
Kobe Bussan Co. Ltd.	—	(h)	2	—	0.0
Kobe Steel Ltd.	9		99	—	0.0
Koito Manufacturing Co. Ltd.	3		39	—	0.0
Komatsu Ltd.	—	(h)	4	—	0.0
Konami Group Corp.	1		54	—	0.0
Kraftia Corp.	—	(h)	17	—	0.0
Kubota Corp.	2		35	—	0.0
Kureha Corp.	—	(h)	7	—	0.0
Kurita Water Industries Ltd.	—	(h)	6	—	0.0
Kyowa Kirin Co. Ltd.	1		22	—	0.0
Kyushu Electric Power Co., Inc.	1		5	—	0.0
Kyushu Railway Co.	3		71	—	0.0
Life Corp.	—	(h)	6	—	0.0
Lion Corp.	1		15	—	0.0
Lixil Corp.	2		22	—	0.0
Mabuchi Motor Co. Ltd.	1		6	—	0.0
Makita Corp.	1		39	—	0.0
Marui Group Co. Ltd.	3		51	—	0.0
Mazda Motor Corp.	8		54	—	0.0
Mebuki Financial Group, Inc.	10		86	—	0.0
MEC Co. Ltd.	—	(h)	20	—	0.0
MEIJI Holdings Co. Ltd.	3		58	—	0.0
MINEBEA MITSUMI, Inc.	3		99	—	0.0
MISUMI Group, Inc.	2		47	—	0.0
Mitsubishi Corp.	9		249	—	0.0
Mitsubishi Electric Corp.	3		119	—	0.0
Mitsubishi Heavy Industries Ltd.	25		566	—	0.0
Mitsubishi Logistics Corp.	1		7	—	0.0
Mitsubishi Motors Corp.	15		28	—	0.0
Mitsubishi UFJ Financial Group, Inc.	34		663	—	0.0
Mitsui Chemicals, Inc.	5		62	—	0.0
Mitsui Fudosan Co. Ltd.	36		328	—	0.0
Mitsui Kinzoku Co. Ltd.	1		157	—	0.0
Mitsui OSK Lines Ltd.	2		74	—	0.0
Modec, Inc.	2		91	—	0.0
MS&AD Insurance Group Holdings, Inc.	1		21	—	0.0
NEC Corp.	6		135	—	0.0
Nextage Co. Ltd.	—	(h)	10	—	0.0
NGK Corp.	3		134	—	0.0
NH Foods Ltd.	2		73	—	0.0
NHK Spring Co. Ltd.	—	(h)	7	—	0.0
Nichirei Corp.	3		36	—	0.0
NIDEC Corp.,	18		296	—	0.0
Nihon M&A Center Holdings, Inc.	3		12	—	0.0
Nikon Corp.	4		49	—	0.0
Nippon Building Fund, Inc.	—	(h)	24	—	0.0

SEE NOTES TO FINANCIAL STATEMENTS.

512	SIX CIRCLES TRUST	JUNE 30, 2026

REFERENCE ENTITY	SHARES		NOTIONAL VALUE (2)	UNREALIZED APPRECIATION (DEPRECIATION) ($) (3)	PERCENTAGE OF NET ASSETS (%)

Long Positions — continued
Common Stocks — continued
Japan — continued
Nippon Electric Glass Co. Ltd.	1		56	—	0.0
Nippon Shinyaku Co. Ltd.	—	(h)	7	—	0.0
Nippon Shokubai Co. Ltd.	2		24	—	0.0
Nippon Television Holdings, Inc.	2		40	—	0.0
Nippon Yusen KK	10		327	—	0.0
Nishi-Nippon Financial Holdings, Inc.	1		25	—	0.0
Nissan Chemical Corp.	1		73	—	0.0
Nissan Motor Co. Ltd.	30		55	—	0.0
Nissui Corp.	1		6	—	0.0
Nitto Denko Corp.	6		121	—	0.0
North Pacific Bank Ltd.	3		23	—	0.0
NSK Ltd.	12		83	—	0.0
Obayashi Corp.	2		32	—	0.0
Obic Co. Ltd.	6		143	—	0.0
Oji Holdings Corp.	8		40	—	0.0
Oki Electric Industry Co. Ltd.	—	(h)	2	—	0.0
OKUMA Corp.	1		17	—	0.0
Ono Pharmaceutical Co. Ltd.	6		87	—	0.0
Open House Group Co. Ltd.	—	(h)	16	—	0.0
Open Up Group, Inc.	—	(h)	1	—	0.0
Osaka Gas Co. Ltd.	5		161	—	0.0
Otsuka Corp.	3		58	—	0.0
Otsuka Holdings Co. Ltd.	2		120	—	0.0
PAL GROUP Holdings Co. Ltd.	7		62	—	0.0
PeptiDream, Inc.	7		47	—	0.0
Pigeon Corp.	1		13	—	0.0
Rakus Co. Ltd.	7		42	—	0.0
Recruit Holdings Co. Ltd.	6		383	—	0.0
Renesas Electronics Corp.	29		860	—	0.0
Resonac Holdings Corp.	—	(h)	11	—	0.0
Resorttrust, Inc.	1		14	—	0.0
Ricoh Co. Ltd.	12		99	—	0.0
Rinnai Corp.	2		44	—	0.0
Round One Corp.	7		49	—	0.0
Ryohin Keikaku Co. Ltd.	12		261	—	0.0
Sakai Chemical Industry Co. Ltd.	—	(h)	11	—	0.0
Sankyo Co. Ltd.	12		112	—	0.0
Sankyu, Inc.	1		32	—	0.0
Sansan, Inc.	2		22	—	0.0
Santen Pharmaceutical Co. Ltd.	2		30	—	0.0
Sanwa Holdings Corp.	2		40	—	0.0
Sapporo Holdings Ltd.	1		17	—	0.0
SBI Holdings, Inc.	1		11	—	0.0
SBI Shinsei Bank Ltd.	3		29	—	0.0
SCREEN Holdings Co. Ltd.	3		361	—	0.0
Seibu Holdings, Inc.	2		29	—	0.0
Seiko Epson Corp.	5		86	—	0.0
Sekisui House Ltd.	1		12	—	0.0
Seven & i Holdings Co. Ltd.	17		202	—	0.0
Sharp Corp/Japan	20		80	—	0.0
SHIFT, Inc.	—	(h)	1	—	0.0
Shimadzu Corp.	1		18	—	0.0

SEE NOTES TO FINANCIAL STATEMENTS.

JUNE 30, 2026	SIX CIRCLES TRUST	513

Six Circles Multi-Strategy Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JUNE 30, 2026 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

REFERENCE ENTITY	SHARES		NOTIONAL VALUE (2)	UNREALIZED APPRECIATION (DEPRECIATION) ($) (3)	PERCENTAGE OF NET ASSETS (%)

Long Positions — continued
Common Stocks — continued
Japan — continued
Shimizu Corp.	6		97	—	0.0
Shizuoka Financial Group, Inc.	3		52	—	0.0
SHO-BOND Holdings Co. Ltd.	1		8	—	0.0
Shoei Co. Ltd.	1		9	—	0.0
Skylark Holdings Co. Ltd.	1		17	—	0.0
Socionext, Inc.	12		180	—	0.0
SoftBank Corp.	134		172	—	0.0
Sompo Holdings, Inc.	2		88	—	0.0
Sony Group Corp.	61		1,222	—	0.0
Square Enix Holdings Co. Ltd.	3		43	—	0.0
Stanley Electric Co. Ltd.	3		54	—	0.0
Subaru Corp.	13		187	—	0.0
Sumitomo Bakelite Co. Ltd.	—	(h)	14	—	0.0
Sumitomo Chemical Co. Ltd.	71		224	—	0.0
Sumitomo Mitsui Trust Group, Inc.	5		171	—	0.0
Sumitomo Realty & Development Co. Ltd.	4		101	—	0.0
Suncall Corp.	4		45	—	0.0
Sundrug Co. Ltd.	—	(h)	5	—	0.0
Suruga Bank Ltd.	1		7	—	0.0
Suzuki Motor Corp.	36		437	—	0.0
T&D Holdings, Inc.	3		95	—	0.0
Takasago Thermal Engineering Co. Ltd.	1		16	—	0.0
Takashimaya Co. Ltd.	3		40	—	0.0
Takeuchi Manufacturing Co. Ltd.	1		30	—	0.0
TDK Corp.	33		731	—	0.0
Teijin Ltd.	4		42	—	0.0
Terumo Corp.	4		60	—	0.0
Toa Corp/Tokyo	2		23	—	0.0
Toho Co. Ltd./Tokyo	—	(h)	2	—	0.0
Tokai Carbon Co. Ltd.	4		44	—	0.0
Tokio Marine Holdings, Inc.	6		275	—	0.0
Tokuyama Corp.	1		42	—	0.0
Tokyo Electric Power Co. Holdings Inc	20		57	—	0.0
Tokyo Electron Ltd.	—	(h)	47	—	0.0
Tokyo Gas Co. Ltd.	5		188	—	0.0
Tokyu Fudosan Holdings Corp.	1		6	—	0.0
Tomy Co. Ltd.	1		20	—	0.0
Toray Industries, Inc.	17		120	—	0.0
Toridoll Holdings Corp.	—	(h)	5	—	0.0
Toyo Engineering Corp.	1		7	—	0.0
Toyo Tire Corp.	5		122	—	0.0
Toyoda Gosei Co. Ltd.	1		44	—	0.0
Toyota Boshoku Corp.	3		38	—	0.0
Trend Micro, Inc./Japan	2		85	—	0.0
Tsumura & Co.	1		11	—	0.0
UACJ Corp.	2		25	—	0.0
UBE Corp.	—	(h)	7	—	0.0
Ulvac, Inc.	—	(h)	25	—	0.0
USS Co. Ltd.	5		61	—	0.0
Yamada Holdings Co. Ltd.	—	(h)	1	—	0.0
Yamaguchi Financial Group, Inc.	1		12	—	0.0
Yamaichi Electronics Co. Ltd.	—	(h)	23	—	0.0

SEE NOTES TO FINANCIAL STATEMENTS.

514	SIX CIRCLES TRUST	JUNE 30, 2026

REFERENCE ENTITY	SHARES		NOTIONAL VALUE (2)	UNREALIZED APPRECIATION (DEPRECIATION) ($) (3)	PERCENTAGE OF NET ASSETS (%)

Long Positions — continued
Common Stocks — continued
Japan — continued
Yamato Holdings Co. Ltd.	2		18	—	0.0
Yoshinoya Holdings Co. Ltd.	—	(h)	8	—	0.0
Zeon Corp.	1		16	—	0.0

Total Long Positions of Total Return Swaps			21,411	—	0.0

Total of Long and Short Positions of Total Return Swaps			4,013	—	0.0

COUNTERPARTY	DESCRIPTION	TERMINATION DATE	NOTIONAL VALUE (2)	NET UNREALIZED APPRECIATION/ (DEPRECIATION) ($) (3)	NET CASH AND OTHER RECEIVABLES/ PAYABLES ($)	VALUE ($)
Morgan Stanley & Co.	The Fund receives a return on portfolio of long and short equity positions and pays or receives one month KORIBOR on long positions and short positions respectively, plus or minus spread (rates range from -5% to 3%) which is denominated in KRW based on the local currencies of the positions within the swap	09/23/2027	(118)	—	7	7

REFERENCE ENTITY	SHARES		NOTIONAL VALUE (2)	UNREALIZED APPRECIATION (DEPRECIATION) ($) (3)	PERCENTAGE OF NET ASSETS (%)
Short Positions
Common Stocks
South Korea
Classys, Inc.	—	(h)	(4)	—	0.0
DB Insurance Co. Ltd.	—	(h)	(15)	—	0.0
Doosan Co. Ltd.	—	(h)	(27)	—	0.0
Doosan Enerbility Co. Ltd.		(5)	(267)	—	0.0
Ecopro Co. Ltd.	—	(h)	(6)	—	0.0
Hankook Tire & Technology Co. Ltd.	(1)		(21)	—	0.0
Hanwha Aerospace Co. Ltd.	—	(h)	(134)	—	0.0
HD Hyundai Electric Co. Ltd.	—	(h)	(1)	—	0.0
HLB, Inc.	(1)		(23)	—	0.0
Hyosung Heavy Industries Corp.	—	(h)	(7)	—	0.0
Hyundai Motor Co.	(1)		(474)	—	0.0
Hyundai Steel Co.	—	(h)	(2)	—	0.0
JYP Entertainment Corp.	—	(h)	(8)	—	0.0
Kia Corp.	—	(h)	(24)	—	0.0
KIWOOM Securities Co. Ltd.	—	(h)	(21)	—	0.0
Kolmar Korea Co. Ltd.	—	(h)	(17)	—	0.0
Korea Aerospace Industries Ltd.	(1)		(127)	—	0.0
LG Chem Ltd.	—	(h)	(79)	—	0.0
LigaChem Biosciences, Inc.	—	(h)	(16)	—	0.0
LS Electric Co. Ltd.	(1)		(97)	—	0.0
Mirae Asset Securities Co. Ltd.	(1)		(23)	—	0.0
NH Investment & Securities Co. Ltd.	(1)		(22)	—	0.0
Peptron, Inc.	—	(h)	(25)	—	0.0
Poongsan Corp.	(1)		(22)	—	0.0
Posco International Corp.	(1)		(18)	—	0.0

SEE NOTES TO FINANCIAL STATEMENTS.

JUNE 30, 2026	SIX CIRCLES TRUST	515

Six Circles Multi-Strategy Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JUNE 30, 2026 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

REFERENCE ENTITY	SHARES		NOTIONAL VALUE (2)	UNREALIZED APPRECIATION (DEPRECIATION) ($) (3)	PERCENTAGE OF NET ASSETS (%)
Short Positions — continued
Common Stocks — continued
South Korea — continued
Rainbow Robotics	—	(h)	(2)	—	0.0
Sam Chun Dang Pharm Co. Ltd.	—	(h)	(1)	—	0.0
Samsung C&T Corp.	—	(h)	(8)	—	0.0
Samsung Electronics Co. Ltd.	(4)		(903)	—	0.0
Samsung Fire & Marine Insurance Co. Ltd.	—	(h)	(13)	—	0.0
Samsung Life Insurance Co. Ltd.	—	(h)	(45)	—	0.0
Samsung SDI Co. Ltd.	—	(h)	(56)	—	0.0
Samsung Securities Co. Ltd.	—	(h)	(34)	—	0.0
SK Square Co. Ltd.	—	(h)	(471)	—	0.0
Taihan Cable & Solution Co. Ltd.	(1)		(33)	—	0.0
Voronoi, Inc.	—	(h)	(5)	—	0.0

Total Short Positions of Total Return Swaps			(3,051)	—	0.0

Long Positions
Common Stocks
South Korea
BNK Financial Group, Inc.	2		26	—	0.0
CJ CheilJedang Corp.	—	(h)	24	—	0.0
CosmoAM&T Co. Ltd.	—	(h)	7	—	0.0
Coway Co. Ltd.	1		85	—	0.0
CS Wind Corp.	—	(h)	13	—	0.0
Daeduck Electronics Co. Ltd. / New	1		104	—	0.0
DB HiTek Co. Ltd.	—	(h)	— (h)	—	0.0
E-MART, Inc.	1		37	—	0.0
Fadu, Inc.	1		29	—	0.0
Hallacast Co. Ltd.	—	(h)	3	—	0.0
Hana Financial Group, Inc.	1		105	—	0.0
Hanon Systems	21		53	—	0.0
Hanwha Life Insurance Co. Ltd.	17		50	—	0.0
Hanwha Solutions Corp.	1		31	—	0.0
Harim Holdings Co. Ltd.	2		10	—	0.0
HD Hyundai Co. Ltd.	1		92	—	0.0
HD Hyundai Heavy Industries Co. Ltd.	—	(h)	100	—	0.0
HD Korea Shipbuilding & Offshore Engineering Co. Ltd.	1		164	—	0.0
HD-Hyundai Marine Engine	—	(h)	4	—	0.0
Hyundai Elevator Co. Ltd.	1		32	—	0.0
Hyundai Glovis Co. Ltd.	1		78	—	0.0
Hyundai Marine & Fire Insurance Co. Ltd.	1		24	—	0.0
Hyundai Mobis Co. Ltd.	—	(h)	31	—	0.0
Hyundai Rotem Co. Ltd.	1		76	—	0.0
Hyundai Wia Corp.	1		40	—	0.0
Iljin Electric Co. Ltd.	—	(h)	2	—	0.0
Industrial Bank of Korea	4		48	—	0.0
Kakao Corp.	1		12	—	0.0
KB Financial Group, Inc.	2		180	—	0.0
Korea Gas Corp.	1		30	—	0.0
Korea Line Corp.	21		26	—	0.0
Korea Zinc Co. Ltd.	—	(h)	11	—	0.0
KT&G Corp.	—	(h)	17	—	0.0
Kumho Petrochemical Co. Ltd.	—	(h)	8	—	0.0
LG Energy Solution Ltd.	—	(h)	54	—	0.0
LG H&H Co. Ltd.	—	(h)	34	—	0.0

SEE NOTES TO FINANCIAL STATEMENTS.

516	SIX CIRCLES TRUST	JUNE 30, 2026

REFERENCE ENTITY	SHARES		NOTIONAL VALUE (2)	UNREALIZED APPRECIATION (DEPRECIATION) ($) (3)	PERCENTAGE OF NET ASSETS (%)

Long Positions — continued
Common Stocks — continued
South Korea — continued
LG Uplus Corp.	9		85	—	0.0
LIVSMED, Inc.	1		17	—	0.0
Lotte Chemical Corp.	—	(h)	4	—	0.0
LS Corp.	—	(h)	10	—	0.0
Macquarie Korea Infrastructure Fund	6		37	—	0.0
Meritz Financial Group, Inc.	—	(h)	3	—	0.0
Neuromeka Co. Ltd.	—	(h)	1	—	0.0
OCI Holdings Co. Ltd.	—	(h)	15	—	0.0
Onconic Therapeutics, Inc.	—	(h)	2	—	0.0
Orion Corp	—	(h)	28	—	0.0
Pan Ocean Co. Ltd.	2		7	—	0.0
Paradise Co. Ltd.	1		5	—	0.0
Pearl Abyss Corp.	—	(h)	5	—	0.0
POSCO Future M Co. Ltd.	—	(h)	12	—	0.0
Samsung Biologics Co. Ltd.	—	(h)	43	—	0.0
Samsung E&A Co. Ltd.	2		65	—	0.0
Samsung Heavy Industries Co. Ltd.	8		117	—	0.0
Shinhan Financial Group Co. Ltd.	6		355	—	0.0
SK hynix, Inc.	—	(h)	325	—	0.0
SK Innovation Co. Ltd.	1		46	—	0.0
S-Oil Corp.	1		93	—	0.0
Woori Financial Group, Inc.	1		14	—	0.0
Yuhan Corp.	—	(h)	4	—	0.0

Total Long Positions of Total Return Swaps			2,933	—	0.0

Total of Long and Short Positions of Total Return Swaps			(118)	—	0.0

COUNTERPARTY	DESCRIPTION	TERMINATION DATE	NOTIONAL VALUE (2)	NET UNREALIZED APPRECIATION/ (DEPRECIATION) ($) (3)	NET CASH AND OTHER RECEIVABLES/ PAYABLES ($)	VALUE ($)
Morgan Stanley & Co.	The Fund receives a return on portfolio of long and short equity positions and pays or receives one month KORIBOR on long positions and short positions respectively, plus or minus spread (rates range from 0.4% to 0.4%) which is denominated in KRW based on the local currencies of the positions within the swap	09/20/2027	2	(1)	—	(1)

REFERENCE ENTITY	SHARES		NOTIONAL VALUE (2)	UNREALIZED APPRECIATION (DEPRECIATION) ($) (3)	PERCENTAGE OF NET ASSETS (%)
Long Positions
Common Stocks
South Korea
Hanwha Solutions Corp.	—	(h)	2	(1)	0.0	(g)

Total Long Positions of Total Return Swaps			2	(1)	0.0	(g)

Total of Long and Short Positions of Total Return Swaps			2	(1)	0.0	(g)

SEE NOTES TO FINANCIAL STATEMENTS.

JUNE 30, 2026	SIX CIRCLES TRUST	517

Six Circles Multi-Strategy Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JUNE 30, 2026 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

COUNTERPARTY	DESCRIPTION	TERMINATION DATE	NOTIONAL VALUE (2)	NET UNREALIZED APPRECIATION/ (DEPRECIATION) ($) (3)	NET CASH AND OTHER RECEIVABLES/ PAYABLES ($)	VALUE ($)
Morgan Stanley & Co.	The Fund receives a return on portfolio of long and short equity positions and pays or receives one week NIBOR on long positions and short positions respectively, plus or minus spread (rates range from -1.69% to 0.23%) which is denominated in NOK based on the local currencies of the positions within the swap	09/22/2027	233	—	5	5

REFERENCE ENTITY	SHARES	NOTIONAL VALUE (2)	UNREALIZED APPRECIATION (DEPRECIATION) ($) (3)	PERCENTAGE OF NET ASSETS (%)
Short Positions
Common Stocks
Denmark
Cadeler A/S	(12)	(68)	—	0.0

Norway
Aker ASA	— (h)	(13)	—	0.0
Aker BP ASA	(30)	(921)	—	0.0
Atea ASA	(2)	(42)	—	0.0
AutoStore Holdings Ltd.	(39)	(49)	—	0.0
Borregaard ASA	(1)	(16)	—	0.0
DNB Bank ASA	(10)	(299)	—	0.0
Elopak ASA	(4)	(14)	—	0.0
Europris ASA	(5)	(45)	—	0.0
Frontline plc	(5)	(171)	—	0.0
Gjensidige Forsikring ASA	(1)	(19)	—	0.0
Kid ASA	(2)	(20)	—	0.0
LINK Mobility Group Holding ASA	(32)	(82)	—	0.0
Mowi ASA	(20)	(367)	—	0.0
NORBIT ASA	(3)	(54)	—	0.0
Norconsult Norge A/S	— (h)	(1)	—	0.0
Orkla ASA	(13)	(141)	—	0.0
Salmar ASA	(7)	(320)	—	0.0
SATS ASA	(9)	(38)	—	0.0
Scatec ASA	(3)	(34)	—	0.0
SpareBank 1 Sor-Norge ASA	(2)	(40)	—	0.0
Sparebanken Norge	(1)	(19)	—	0.0
TGS ASA	(10)	(127)	—	0.0
TOMRA Systems ASA	(16)	(158)	—	0.0
Var Energi ASA	(63)	(262)	—	0.0
Vend Marketplaces ASA	(17)	(416)	—	0.0

Total Short Positions of Total Return Swaps		(3,736)	—	0.0

Long Positions
Common Stocks
Greece
Okeanis Eco Tankers Corp.	1	47	—	0.0

SEE NOTES TO FINANCIAL STATEMENTS.

518	SIX CIRCLES TRUST	JUNE 30, 2026

REFERENCE ENTITY	SHARES		NOTIONAL VALUE (2)	UNREALIZED APPRECIATION (DEPRECIATION) ($) (3)	PERCENTAGE OF NET ASSETS (%)

Long Positions — continued
Common Stocks — continued
Norway
Aker Solutions ASA	36		163	—	0.0
Austevoll Seafood ASA	2		18	—	0.0
B2 Impact ASA	1		3	—	0.0
BLUENORD ASA	4		178	—	0.0
DNO ASA	28		46	—	0.0
Elkem ASA	15		49	—	0.0
Entra ASA	—	(h)	1	—	0.0
Equinor ASA	11		357	—	0.0
Grieg Seafood ASA	8		22	—	0.0
Hoegh Autoliners ASA	8		118	—	0.0
Kitron ASA	11		117	—	0.0
Kongsberg Gruppen ASA	13		389	—	0.0
Leroy Seafood Group ASA	3		13	—	0.0
MPC Container Ships ASA	55		141	—	0.0
NEL ASA	16		4	—	0.0
Nordic Semiconductor ASA	19		346	—	0.0
Norsk Hydro ASA	61		556	—	0.0
Norske Skog ASA	1		4	—	0.0
Norwegian Air Shuttle ASA	296		441	—	0.0
Odfjell Drilling Ltd.	5		42	—	0.0
Paratus Energy Services Ltd.	—	(h)	1	—	0.0
Pexip Holding ASA	6		50	—	0.0
Smartoptics Group ASA	—	(h)	1	—	0.0
Storebrand ASA	6		112	—	0.0
Telenor ASA	3		36	—	0.0
Veidekke ASA	1		28	—	0.0
Wallenius Wilhelmsen ASA	14		181	—	0.0
Wilh Wilhelmsen Holding ASA	—	(h)	28	—	0.0
Yara International ASA	4		155	—	0.0
Zaptec ASA	2		9	—	0.0

Singapore
BW LPG Ltd.	6		102	—	0.0
Hafnia Ltd.	25		164	—	0.0

United Kingdom
Stolt-Nielsen Ltd.	2		47	—	0.0

Total Long Positions of Total Return Swaps			3,969	—	0.0

Total of Long and Short Positions of Total Return Swaps			233	—	0.0

SEE NOTES TO FINANCIAL STATEMENTS.

JUNE 30, 2026	SIX CIRCLES TRUST	519

Six Circles Multi-Strategy Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JUNE 30, 2026 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

COUNTERPARTY	DESCRIPTION	TERMINATION DATE	NOTIONAL VALUE (2)	NET UNREALIZED APPRECIATION/ (DEPRECIATION) ($) (3)	NET CASH AND OTHER RECEIVABLES/ PAYABLES ($)	VALUE ($)
Morgan Stanley & Co.	The Fund receives a return on portfolio of long and short equity positions and pays or receives one day NOWA on long positions and short positions respectively, plus or minus spread (rates range from -0.26% to 0.26%) which is denominated in NOK based on the local currencies of the positions within the swap	09/15/2027	376	(27)	6	(21)

REFERENCE ENTITY	SHARES	NOTIONAL VALUE (2)	UNREALIZED APPRECIATION (DEPRECIATION) ($) (3)	PERCENTAGE OF NET ASSETS (%)
Short Positions
Common Stocks
Norway
DNB Bank ASA	(17)	(508)	9	0.0	(g)
Gjensidige Forsikring ASA	(4)	(96)	— (h)	0.0	(g)
Kongsberg Gruppen ASA	(1)	(30)	— (h)	0.0	(g)
Norsk Hydro ASA	(24)	(237)	19	0.0	(g)
Orkla ASA	(15)	(152)	(6)	0.0	(g)
Yara International ASA	(3)	(119)	(1)	0.0	(g)

Total Short Positions of Total Return Swaps		(1,142)	21	0.0	(g)

Long Positions
Common Stocks
Norway
Aker BP ASA	25	800	(24)	0.0	(g)
Equinor ASA	6	205	1	0.0	(g)
Mowi ASA	14	281	(17)	0.0	(g)
Salmar ASA	— (h)	13	(1)	0.0	(g)
Telenor ASA	8	120	(3)	0.0	(g)
Var Energi ASA	23	99	(4)	0.0	(g)

Total Long Positions of Total Return Swaps		1,518	(48)	0.0	(g)

Total of Long and Short Positions of Total Return Swaps		376	(27)	0.0	(g)

COUNTERPARTY	DESCRIPTION	TERMINATION DATE	NOTIONAL VALUE (2)	NET UNREALIZED APPRECIATION/ (DEPRECIATION) ($) (3)	NET CASH AND OTHER RECEIVABLES/ PAYABLES ($)	VALUE ($)
Morgan Stanley & Co.	The Fund receives a return on portfolio of long and short equity positions and pays or receives one day RBNZ on long positions and short positions respectively, plus or minus spread (rates range from -0.4% to 0.39%) which is denominated in NZD based on the local currencies of the positions within the swap	09/15/2027	(113)	(3)	(1)	(4)

SEE NOTES TO FINANCIAL STATEMENTS.

520	SIX CIRCLES TRUST	JUNE 30, 2026

REFERENCE ENTITY	SHARES	NOTIONAL VALUE (2)	UNREALIZED APPRECIATION (DEPRECIATION) ($) (3)		PERCENTAGE OF NET ASSETS (%)
Short Positions
Common Stocks
New Zealand
Contact Energy Ltd.	(7)	(37)	—	(h)	0.0	(g)
Infratil Ltd.	(12)	(104)	(3)		0.0	(g)

Total Short Positions of Total Return Swaps		(141)	(3)		0.0	(g)

Long Positions
Common Stocks
New Zealand
Fisher & Paykel Healthcare Corp. Ltd.	1	28	—	(h)	0.0	(g)

Total Long Positions of Total Return Swaps		28	—	(h)	0.0	(g)

Total of Long and Short Positions of Total Return Swaps		(113)	(3)		0.0	(g)

COUNTERPARTY	DESCRIPTION	TERMINATION DATE	NOTIONAL VALUE (2)	NET UNREALIZED APPRECIATION/ (DEPRECIATION) ($) (3)	NET CASH AND OTHER RECEIVABLES/ PAYABLES ($)	VALUE ($)
Morgan Stanley & Co.	The Fund receives a return on portfolio of long and short equity positions and pays or receives one day STIBOR on long positions and short positions respectively, plus or minus spread (rates range from -1.52% to 0.26%) which is denominated in SEK based on the local currencies of the positions within the swap	09/15/2027	(3,154)	(34)	7	(27)

REFERENCE ENTITY	SHARES	NOTIONAL VALUE (2)	UNREALIZED APPRECIATION (DEPRECIATION) ($) (3)	PERCENTAGE OF NET ASSETS (%)
Short Positions
Common Stocks
Canada
Lundin Mining Corp.	(2)	(41)	—	0.0
Meren Energy, Inc.	(14)	(19)	—	0.0

Sweden
AddLife AB	(1)	(20)	—	0.0
Addnode Group AB	(8)	(33)	—	0.0
AddTech AB	(2)	(65)	—	0.0
AFRY AB	(3)	(29)	—	0.0
Alfa Laval AB	(16)	(961)	(18)	0.0	(g)
Alimak Group AB	(2)	(25)	—	0.0
Asker Healthcare Group AB	(15)	(121)	—	0.0
Asmodee Group AB	(4)	(51)	—	0.0
Assa Abloy AB	(22)	(791)	—	0.0
Atlas Copco AB	(12)	(240)	—	0.0
Autoliv, Inc.	(2)	(186)	—	0.0
Avanza Bank Holding AB	(3)	(130)	—	0.0
Avarda Bank AB	(1)	(12)	—	0.0
Axfood AB	(4)	(109)	—	0.0
Beijer Alma AB	(1)	(18)	—	0.0
Beijer Ref AB	(13)	(193)	—	0.0

SEE NOTES TO FINANCIAL STATEMENTS.

JUNE 30, 2026	SIX CIRCLES TRUST	521

Six Circles Multi-Strategy Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JUNE 30, 2026 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

REFERENCE ENTITY	SHARES	NOTIONAL VALUE (2)	UNREALIZED APPRECIATION (DEPRECIATION) ($) (3)	PERCENTAGE OF NET ASSETS (%)
Short Positions — continued
Common Stocks — continued
Sweden — continued
Betsson AB	(15)	(131)	—	0.0
BHG Group AB	(3)	(7)	—	0.0
Boliden AB	(6)	(341)	—	0.0
Bravida Holding AB	(11)	(143)	—	0.0
Bure Equity AB	(1)	(26)	—	0.0
Castellum AB	(13)	(171)	—	0.0
Catena AB	(2)	(86)	—	0.0
Coor Service Management Holding AB	(3)	(16)	—	0.0
Corem Property Group AB	(76)	(18)	—	0.0
Dometic Group AB	(2)	(5)	—	0.0
Dynavox Group AB	(6)	(38)	—	0.0
Electrolux AB	(38)	(119)	—	0.0
Engcon AB	(1)	(7)	—	0.0
Epiroc AB	(11)	(284)	6	0.0	(g)
EQT AB	(23)	(643)	—	0.0
Essity AB	(19)	(522)	(12)	0.0	(g)
Evolution AB	(1)	(95)	—	0.0
Fabege AB	(1)	(8)	—	0.0
Fastighets AB Balder	(34)	(180)	(1)	0.0	(g)
Getinge AB	(4)	(81)	—	0.0
Hacksaw AB	(4)	(32)	—	0.0
Hexagon AB	(43)	(354)	—	0.0
Hexatronic Group AB	— (h)	(2)	—	0.0
Hexpol AB	(3)	(22)	—	0.0
Husqvarna AB	(2)	(7)	—	0.0
Industrivarden AB	(19)	(1,034)	(3)	0.0	(g)
Intea Fastigheter AB	(1)	(6)	—	0.0
Investment AB Latour	(4)	(71)	(1)	0.0	(g)
Investor AB	(51)	(2,055)	(46)	0.0	(g)
Inwido AB	(2)	(32)	—	0.0
Karnov Group AB	(8)	(53)	—	0.0
L E Lundbergforetagen AB	(6)	(352)	(5)	0.0	(g)
Lagercrantz Group AB	(1)	(37)	—	0.0
Lifco AB	(1)	(20)	—	0.0
Logistea AB	(7)	(10)	—	0.0
Medicover AB	(2)	(55)	—	0.0
Modern Times Group MTG AB	(3)	(37)	—	0.0
Munters Group AB	(7)	(132)	—	0.0
New Wave Group AB	(5)	(43)	—	0.0
Nibe Industrier AB	(130)	(482)	—	0.0
NOBA Bank Group AB	(20)	(157)	—	0.0
Nordnet AB publ	(1)	(39)	—	0.0
Norion Bank AB	(3)	(20)	—	0.0
NP3 Fastigheter AB	— (h)	(8)	—	0.0
Ratos AB	(3)	(12)	—	0.0
Saab AB	(11)	(552)	— (h)	0.0	(g)
Sagax AB	(15)	(230)	(4)	0.0	(g)
Sandvik AB	(12)	(474)	—	0.0
Scandic Hotels Group AB	(23)	(213)	—	0.0
Sdiptech AB	— (h)	(7)	—	0.0
Securitas AB	(18)	(288)	—	0.0
Skandinaviska Enskilda Banken AB	(48)	(956)	10	0.0	(g)

SEE NOTES TO FINANCIAL STATEMENTS.

522	SIX CIRCLES TRUST	JUNE 30, 2026

REFERENCE ENTITY	SHARES	NOTIONAL VALUE (2)	UNREALIZED APPRECIATION (DEPRECIATION) ($) (3)		PERCENTAGE OF NET ASSETS (%)
Short Positions — continued
Common Stocks — continued
Sweden — continued
SKF AB	— (h)	(8)	—		0.0
SkiStar AB	— (h)	(1)	—		0.0
SSAB AB	(1)	(7)	—		0.0
Stillfront Group AB	(67)	(29)	—		0.0
Storskogen Group AB	(69)	(61)	—		0.0
Svenska Cellulosa AB SCA	(46)	(486)	12		0.0	(g)
Swedbank AB	(2)	(89)	—	(h)	0.0	(g)
Swedish Orphan Biovitrum AB	(8)	(376)	—		0.0
Synsam AB	(8)	(46)	—		0.0
Tele2 AB	(32)	(558)	—		0.0
Telefonaktiebolaget LM Ericsson	(4)	(45)	1		0.0	(g)
Thule Group AB	(5)	(98)	—		0.0
Vimian Group AB	(4)	(11)	—		0.0
Vitec Software Group AB	(3)	(78)	—		0.0
Vitrolife AB	(2)	(17)	—		0.0
Wallenstam AB	(2)	(8)	—		0.0
Wihlborgs Fastigheter AB	(6)	(44)	—		0.0
Xvivo Perfusion AB	(1)	(28)	—		0.0

United States
Sinch AB	(47)	(184)	—		0.0

Total Short Positions of Total Return Swaps		(15,931)	(61)		0.0	(g)

Long Positions
Common Stocks
Canada
International Petroleum Corp.	5	111	—		0.0

Denmark
INVISIO AB	— (h)	10	—		0.0

Sweden
AcadeMedia AB	7	73	—		0.0
AddTech AB	3	99	4		0.0	(g)
Ambea AB	7	109	—		0.0
Apotea AB	3	22	—		0.0
AQ Group AB	1	24	—		0.0
Assa Abloy AB	5	164	3		0.0	(g)
Atlas Copco AB	15	281	—	(h)	0.0	(g)
Attendo AB	8	100	—		0.0
Beijer Ref AB	13	170	15		0.0	(g)
Billerud AB	7	48	—		0.0
BioArctic AB	2	75	—		0.0
BioGaia AB	8	101	—		0.0
Boliden AB	1	34	(1)		0.0	(g)
BoneSupport Holding AB	4	94	—		0.0
Boozt AB	3	50	—		0.0
Bufab AB	2	31	—		0.0
Byggmax Group AB	1	4	—		0.0
Camurus AB	2	138	—		0.0
Castellum AB	6	71	4		0.0	(g)
Cibus Real Estate AB publ	1	20	—		0.0
Clas Ohlson AB	3	121	—		0.0

SEE NOTES TO FINANCIAL STATEMENTS.

JUNE 30, 2026	SIX CIRCLES TRUST	523

Six Circles Multi-Strategy Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JUNE 30, 2026 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

REFERENCE ENTITY	SHARES		NOTIONAL VALUE (2)	UNREALIZED APPRECIATION (DEPRECIATION) ($) (3)	PERCENTAGE OF NET ASSETS (%)

Long Positions — continued
Common Stocks — continued
Sweden — continued
Cloetta AB	5		27	—	0.0
Dios Fastigheter AB	—	(h)	3	—	0.0
Electrolux Professional AB	1		5	—	0.0
Elekta AB	7		34	—	0.0
Embracer Group AB	18		114	—	0.0
Essity AB	2		47	—	0.0
Granges AB	2		30	—	0.0
H & M Hennes & Mauritz AB	23		395	— (h)	0.0	(g)
Hansa Biopharma AB	5		18	—	0.0
Hanza AB	1		8	—	0.0
Hemnet Group AB	17		131	—	0.0
HMS Networks AB	1		74	—	0.0
Hoist Finance AB	2		32	—	0.0
Holmen AB	2		68	—	0.0
Hufvudstaden AB	5		59	—	0.0
Indutrade AB	6		115	7	0.0	(g)
Instalco AB	5		19	—	0.0
Intrum AB	61		21	—	0.0
Investor AB	62		2,581	—	0.0
JM AB	5		62	—	0.0
Kinnevik AB	45		241	—	0.0
Lindab International AB	1		10	—	0.0
Loomis AB	2		116	—	0.0
MIPS AB	1		20	—	0.0
Mycronic AB	6		213	—	0.0
NCC AB	5		102	—	0.0
Nolato AB	1		5	—	0.0
Note AB	1		20	—	0.0
Ovzon AB	2		10	—	0.0
Pandox AB	2		31	—	0.0
Peab AB	11		104	—	0.0
RaySearch Laboratories AB	1		14	—	0.0
Rusta AB	1		8	—	0.0
Rvrc Holding AB	6		32	—	0.0
Sandvik AB	13		549	(7)	0.0	(g)
Sectra AB	2		60	—	0.0
Securitas AB	21		332	19	0.0	(g)
Skanska AB	25		656	12	0.0	(g)
SKF AB	18		476	(4)	0.0	(g)
Svenska Handelsbanken AB	79		1,165	1	0.0	(g)
Swedbank AB	18		674	—	0.0
Tele2 AB	28		509	(17)	0.0	(g)
Telefonaktiebolaget LM Ericsson	52		577	—	0.0
Telia Co. AB	52		262	(6)	0.0	(g)
Trelleborg AB	11		441	(3)	0.0	(g)
Truecaller AB	31		45	—	0.0
Volvo AB	2		67	—	0.0
Volvo Car AB	111		216	—	0.0
Yubico AB	5		29	—	0.0

Total Long Positions of Total Return Swaps			12,777	27	0.0	(g)

Total of Long and Short Positions of Total Return Swaps			(3,154)	(34)	0.0	(g)

SEE NOTES TO FINANCIAL STATEMENTS.

524	SIX CIRCLES TRUST	JUNE 30, 2026

COUNTERPARTY	DESCRIPTION	TERMINATION DATE	NOTIONAL VALUE (2)	NET UNREALIZED APPRECIATION/ (DEPRECIATION) ($) (3)	NET CASH AND OTHER RECEIVABLES/ PAYABLES ($)		VALUE ($)
Morgan Stanley & Co.	The Fund receives a return on portfolio of long and short equity positions and pays or receives one day SORA on long positions and short positions respectively, plus or minus spread (rates range from -0.67% to 0.3%) which is denominated in SGD based on the local currencies of the positions within the swap	09/15/2027	(1,025)	12	—	(h)	12

REFERENCE ENTITY	SHARES	NOTIONAL VALUE (2)	UNREALIZED APPRECIATION (DEPRECIATION) ($) (3)	PERCENTAGE OF NET ASSETS (%)
Short Positions
Common Stocks
China
Yangzijiang Shipbuilding Holdings Ltd.	(27)	(76)	5	0.0	(g)

Singapore
Keppel Ltd.	(12)	(100)	2	0.0	(g)
Oversea-Chinese Banking Corp. Ltd.	(48)	(920)	8	0.0	(g)
Sembcorp Industries Ltd.	(49)	(242)	— (h)	0.0	(g)
Singapore Exchange Ltd.	(29)	(546)	(1)	0.0	(g)
Wilmar International Ltd.	(26)	(74)	2	0.0	(g)

Total Short Positions of Total Return Swaps		(1,958)	16	0.0	(g)

Long Positions
Common Stocks
Singapore
CapitaLand Ascendas REIT	168	326	(3)	0.0	(g)
CapitaLand Integrated Commercial Trust	134	241	4	0.0	(g)
CapitaLand Investment Ltd./Singapore	10	19	— (h)	0.0	(g)
Seatrium Ltd.	90	141	(3)	0.0	(g)
Singapore Technologies Engineering Ltd.	10	86	(3)	0.0	(g)
Singapore Telecommunications Ltd.	36	120	1	0.0	(g)

Total Long Positions of Total Return Swaps		933	(4)	0.0	(g)

Total of Long and Short Positions of Total Return Swaps		(1,025)	12	0.0	(g)

COUNTERPARTY	DESCRIPTION	TERMINATION DATE	NOTIONAL VALUE (2)	NET UNREALIZED APPRECIATION/ (DEPRECIATION) ($) (3)	NET CASH AND OTHER RECEIVABLES/ PAYABLES ($)		VALUE ($)
Morgan Stanley & Co.	The Fund receives a return on portfolio of long and short equity positions and pays or receives one month TAIBOR on long positions and short positions respectively, plus or minus spread (rates range from -10.37% to 0.5%) which is denominated in TWD based on the local currencies of the positions within the swap	10/05/2027	362	—	—	(h)	—	(h)

SEE NOTES TO FINANCIAL STATEMENTS.

JUNE 30, 2026	SIX CIRCLES TRUST	525

Six Circles Multi-Strategy Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JUNE 30, 2026 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

REFERENCE ENTITY	SHARES	NOTIONAL VALUE (2)	UNREALIZED APPRECIATION (DEPRECIATION) ($) (3)	PERCENTAGE OF NET ASSETS (%)
Short Positions
Common Stocks
Taiwan
Accton Technology Corp.	(2)	(157)	—	0.0
Asia Cement Corp.	(1)	(1)	—	0.0
Asia Vital Components Co. Ltd.	(1)	(79)	—	0.0
Asustek Computer, Inc.	(3)	(66)	—	0.0
Bizlink Holding, Inc.	(4)	(241)	—	0.0
Chenbro Micom Co. Ltd.	(2)	(81)	—	0.0
China Airlines Ltd.	(13)	(10)	—	0.0
Foxsemicon Integrated Technology, Inc.	(3)	(31)	—	0.0
Jentech Precision Industrial Co. Ltd.	(1)	(108)	—	0.0
Lotes Co. Ltd.	(1)	(66)	—	0.0
Sinbon Electronics Co. Ltd.	(4)	(41)	—	0.0
Tatung Co. Ltd.	(4)	(3)	—	0.0
TCC Group Holdings Co. Ltd.	(84)	(63)	—	0.0
Test Research, Inc.	(8)	(82)	—	0.0
Uni-President Enterprises Corp.	(3)	(7)	—	0.0

Total Short Positions of Total Return Swaps		(1,036)	—	0.0

Long Positions
Common Stocks
Taiwan
ChipMOS Technologies, Inc.	14	44	—	0.0
Nanya Technology Corp.	36	511	—	0.0
Powertech Technology, Inc.	2	21	—	0.0
United Microelectronics Corp.	29	150	—	0.0
Winbond Electronics Corp.	66	430	—	0.0
Yageo Corp.	4	143	—	0.0
Zhen Ding Technology Holding Ltd.	5	99	—	0.0

Total Long Positions of Total Return Swaps		1,398	—	0.0

Total of Long and Short Positions of Total Return Swaps		362	—	0.0

COUNTERPARTY	DESCRIPTION	TERMINATION DATE	NOTIONAL VALUE (2)	NET UNREALIZED APPRECIATION/ (DEPRECIATION) ($) (3)	NET CASH AND OTHER RECEIVABLES/ PAYABLES ($)	VALUE ($)
Morgan Stanley & Co.	The Fund receives a return on portfolio of long and short equity positions and pays or receives one day FEDEF on long positions and short positions respectively, plus or minus spread (rates range from 0.3% to 0.3%) which is denominated in USD based on the local currencies of the positions within the swap	12/07/2027	143	(2)	—	(2)

SEE NOTES TO FINANCIAL STATEMENTS.

526	SIX CIRCLES TRUST	JUNE 30, 2026

REFERENCE ENTITY	SHARES	NOTIONAL VALUE (2)	UNREALIZED APPRECIATION (DEPRECIATION) ($) (3)	PERCENTAGE OF NET ASSETS (%)
Long Positions
Common Stocks
Hong Kong
Jardine Matheson Holdings Ltd.	2	143	(2)	0.0	(g)

Total Long Positions of Total Return Swaps		143	(2)	0.0	(g)

Total of Long and Short Positions of Total Return Swaps		143	(2)	0.0	(g)

COUNTERPARTY	DESCRIPTION	TERMINATION DATE	NOTIONAL VALUE (2)	NET UNREALIZED APPRECIATION/ (DEPRECIATION) ($) (3)	NET CASH AND OTHER RECEIVABLES/ PAYABLES ($)	VALUE ($)
Morgan Stanley & Co.	The Fund receives a return on portfolio of long and short equity positions and pays or receives one day FEDEF on long positions and short positions respectively, plus or minus spread (rates range from -0.15% to 0.2%) which is denominated in USD based on the local currencies of the positions within the swap	09/14/2027	1,027	84	(30)	54

REFERENCE ENTITY	SHARES	NOTIONAL VALUE (2)	UNREALIZED APPRECIATION (DEPRECIATION) ($) (3)	PERCENTAGE OF NET ASSETS (%)
Short Positions
Common Stocks
Belgium
CMB Tech NV	(2)	(35)	1	0.0	(g)

Bermuda
Everest Group Ltd.	(2)	(595)	(31)	0.0	(g)
Golar LNG Ltd.	— (h)	(9)	— (h)	0.0	(g)

Canada
Uranium Energy Corp.	(2)	(18)	2	0.0	(g)
Waste Connections, Inc.	(1)	(124)	(11)	0.0	(g)

Finland
Amer Sports, Inc.	(8)	(284)	18	0.0	(g)

Ireland
Allegion plc	(1)	(151)	(11)	0.0	(g)
Jazz Pharmaceuticals plc	— (h)	(80)	(5)	0.0	(g)

Israel
Cellebrite DI Ltd.	(1)	(9)	(2)	0.0	(g)

Singapore
Grab Holdings Ltd.	(8)	(27)	(2)	0.0	(g)

Switzerland
Amrize Ltd.	— (h)	(16)	— (h)	0.0	(g)

Thailand
Fabrinet	— (h)	(98)	9	0.0	(g)

SEE NOTES TO FINANCIAL STATEMENTS.

JUNE 30, 2026	SIX CIRCLES TRUST	527

Six Circles Multi-Strategy Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JUNE 30, 2026 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

REFERENCE ENTITY	SHARES	NOTIONAL VALUE (2)	UNREALIZED APPRECIATION (DEPRECIATION) ($) (3)	PERCENTAGE OF NET ASSETS (%)
Short Positions — continued
Common Stocks — continued
United Kingdom
Aon plc	(1)	(409)	(24)	0.0	(g)
ARM Holdings plc	— (h)	(23)	3	0.0	(g)
CNH Industrial NV	(3)	(35)	(3)	0.0	(g)
Coca-Cola Europacific Partners plc	(4)	(423)	(13)	0.0	(g)
Marex Group plc	— (h)	(16)	1	0.0	(g)
Willis Towers Watson plc	(2)	(533)	(18)	0.0	(g)

United States
A O Smith Corp.	(3)	(151)	(10)	0.0	(g)
Abbott Laboratories	(1)	(136)	4	0.0	(g)
AGCO Corp.	(1)	(70)	(4)	0.0	(g)
Alcoa Corp.	— (h)	(15)	— (h)	0.0	(g)
Allegro MicroSystems, Inc.	(8)	(483)	(63)	0.0	(g)
Allison Transmission Holdings, Inc.	(2)	(195)	13	0.0	(g)
Amentum Holdings, Inc.	— (h)	(4)	— (h)	0.0	(g)
American Electric Power Co., Inc.	(2)	(306)	(15)	0.0	(g)
American Homes 4 Rent	(3)	(104)	(4)	0.0	(g)
American Water Works Co., Inc.	(1)	(178)	(9)	0.0	(g)
Annaly Capital Management, Inc.	(45)	(1,005)	(9)	0.0	(g)
Antero Midstream Corp.	(11)	(235)	(10)	0.0	(g)
APA Corp.	(11)	(388)	19	0.0	(g)
Apollo Global Management, Inc.	(4)	(515)	64	0.0	(g)
Appfolio, Inc.	— (h)	(5)	(1)	0.0	(g)
AptarGroup, Inc.	(3)	(379)	(16)	0.0	(g)
Argan, Inc.	— (h)	(85)	(1)	0.0	(g)
Arista Networks, Inc.	(1)	(200)	5	0.0	(g)
Armstrong World Industries, Inc.	(2)	(395)	(4)	0.0	(g)
Arrow Electronics, Inc.	(2)	(532)	49	0.0	(g)
Arrowhead Pharmaceuticals, Inc.	— (h)	(17)	— (h)	0.0	(g)
Arthur J Gallagher & Co.	— (h)	(62)	(6)	0.0	(g)
Assurant, Inc.	(1)	(230)	(6)	0.0	(g)
ATI, Inc.	(1)	(99)	— (h)	0.0	(g)
Atmos Energy Corp.	(2)	(328)	(5)	0.0	(g)
Aurora Innovation, Inc.	(4)	(29)	(1)	0.0	(g)
Automatic Data Processing, Inc.	— (h)	(31)	(1)	0.0	(g)
AutoZone, Inc.	— (h)	(147)	(12)	0.0	(g)
Avantor, Inc.	(4)	(40)	(2)	0.0	(g)
Avery Dennison Corp.	(6)	(954)	(30)	0.0	(g)
Axon Enterprise, Inc.	— (h)	(59)	(22)	0.0	(g)
Baker Hughes Co.	(5)	(265)	11	0.0	(g)
Bank of New York Mellon Corp. (The)	(10)	(1,536)	19	0.0	(g)
Becton Dickinson & Co.	— (h)	(11)	(1)	0.0	(g)
Bio-Rad Laboratories, Inc.	— (h)	(115)	(5)	0.0	(g)
BJ’s Wholesale Club Holdings, Inc.	— (h)	(30)	(1)	0.0	(g)
BrightSpring Health Services, Inc.	(4)	(290)	(9)	0.0	(g)
Broadcom, Inc.	— (h)	(147)	— (h)	0.0	(g)
Broadridge Financial Solutions, Inc.	(6)	(789)	(4)	0.0	(g)
Brown & Brown, Inc.	(7)	(407)	(41)	0.0	(g)
Builders FirstSource, Inc.	(1)	(49)	(8)	0.0	(g)
Bunge Global SA	(2)	(257)	11	0.0	(g)
BXP, Inc.	(2)	(161)	(3)	0.0	(g)
CACI International, Inc.	— (h)	(21)	(1)	0.0	(g)

SEE NOTES TO FINANCIAL STATEMENTS.

528	SIX CIRCLES TRUST	JUNE 30, 2026

REFERENCE ENTITY	SHARES	NOTIONAL VALUE (2)	UNREALIZED APPRECIATION (DEPRECIATION) ($) (3)	PERCENTAGE OF NET ASSETS (%)
Short Positions — continued
Common Stocks — continued
United States — continued
Cadence Design Systems, Inc.	— (h)	(156)	5	0.0	(g)
CareTrust REIT, Inc.	(3)	(105)	(8)	0.0	(g)
Carrier Global Corp.	— (h)	(26)	(1)	0.0	(g)
Casella Waste Systems, Inc.	(1)	(120)	(18)	0.0	(g)
Cencora, Inc.	— (h)	(113)	(5)	0.0	(g)
CenterPoint Energy, Inc.	(12)	(539)	(11)	0.0	(g)
CF Industries Holdings, Inc.	(7)	(688)	(31)	0.0	(g)
Chewy, Inc.	(6)	(98)	(12)	0.0	(g)
Cincinnati Financial Corp.	— (h)	(52)	(4)	0.0	(g)
Cintas Corp.	(1)	(130)	(1)	0.0	(g)
Clean Harbors, Inc.	— (h)	(12)	— (h)	0.0	(g)
Clear Secure, Inc.	(1)	(55)	(4)	0.0	(g)
Clorox Co. (The)	(1)	(81)	(4)	0.0	(g)
CNX Resources Corp.	(2)	(71)	(2)	0.0	(g)
Coca-Cola Consolidated, Inc.	— (h)	(43)	(3)	0.0	(g)
Coeur Mining, Inc.	(2)	(31)	2	0.0	(g)
Colgate-Palmolive Co.	— (h)	(14)	— (h)	0.0	(g)
Compass, Inc.	(6)	(58)	(15)	0.0	(g)
ConocoPhillips	(7)	(693)	16	0.0	(g)
Consolidated Edison, Inc.	(5)	(550)	(18)	0.0	(g)
Constellation Energy Corp.	— (h)	(14)	1	0.0	(g)
Cooper Cos., Inc. (The)	(4)	(239)	(23)	0.0	(g)
Core & Main, Inc.	(6)	(274)	(6)	0.0	(g)
Corning, Inc.	— (h)	(35)	— (h)	0.0	(g)
Corpay, Inc.	— (h)	(19)	1	0.0	(g)
CoStar Group, Inc.	(12)	(344)	11	0.0	(g)
Costco Wholesale Corp.	— (h)	(76)	1	0.0	(g)
Crowdstrike Holdings, Inc.	— (h)	(218)	(28)	0.0	(g)
CVS Health Corp.	(9)	(977)	11	0.0	(g)
Cytokinetics, Inc.	(1)	(65)	(5)	0.0	(g)
Darden Restaurants, Inc.	(5)	(1,124)	32	0.0	(g)
Darling Ingredients, Inc.	— (h)	(18)	— (h)	0.0	(g)
Deckers Outdoor Corp.	(1)	(90)	4	0.0	(g)
Diamondback Energy, Inc.	(3)	(503)	32	0.0	(g)
Dick’s Sporting Goods, Inc.	(1)	(167)	8	0.0	(g)
Docusign, Inc.	(2)	(94)	(4)	0.0	(g)
DoorDash, Inc.	(1)	(92)	(7)	0.0	(g)
DT Midstream, Inc.	(1)	(151)	(2)	0.0	(g)
Eagle Materials, Inc.	— (h)	(107)	(1)	0.0	(g)
East West Bancorp, Inc.	— (h)	(1)	— (h)	0.0	(g)
EastGroup Properties, Inc.	(1)	(188)	1	0.0	(g)
eBay, Inc.	(1)	(63)	(4)	0.0	(g)
Ecolab, Inc.	(1)	(145)	1	0.0	(g)
Elanco Animal Health, Inc.	(3)	(65)	(2)	0.0	(g)
Element Solutions, Inc.	(2)	(88)	2	0.0	(g)
Enpro, Inc.	— (h)	(21)	— (h)	0.0	(g)
Ensign Group, Inc. (The)	— (h)	(50)	(1)	0.0	(g)
Entergy Corp.	(3)	(319)	(8)	0.0	(g)
EQT Corp.	(12)	(626)	(16)	0.0	(g)
Essex Property Trust, Inc.	(3)	(917)	(51)	0.0	(g)
Evergy, Inc.	— (h)	(19)	(1)	0.0	(g)
Eversource Energy	(6)	(414)	(11)	0.0	(g)

SEE NOTES TO FINANCIAL STATEMENTS.

JUNE 30, 2026	SIX CIRCLES TRUST	529

Six Circles Multi-Strategy Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JUNE 30, 2026 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

REFERENCE ENTITY	SHARES	NOTIONAL VALUE (2)	UNREALIZED APPRECIATION (DEPRECIATION) ($) (3)	PERCENTAGE OF NET ASSETS (%)
Short Positions — continued
Common Stocks — continued
United States — continued
Expand Energy Corp.	(3)	(267)	(8)	0.0	(g)
Extra Space Storage, Inc.	(6)	(853)	5	0.0	(g)
Fair Isaac Corp.	— (h)	(247)	(23)	0.0	(g)
Fastenal Co.	(13)	(606)	(25)	0.0	(g)
Federal Realty Investment Trust	(2)	(239)	(3)	0.0	(g)
Fidelity National Financial, Inc.	— (h)	(12)	— (h)	0.0	(g)
Fifth Third Bancorp	(7)	(381)	(20)	0.0	(g)
FirstCash Holdings, Inc.	(1)	(164)	9	0.0	(g)
Fiserv, Inc.	(7)	(308)	(12)	0.0	(g)
Flagstar Bank NA	(9)	(133)	1	0.0	(g)
Ford Motor Co.	(31)	(436)	7	0.0	(g)
FormFactor, Inc.	— (h)	(41)	(1)	0.0	(g)
GE HealthCare Technologies, Inc.	(4)	(239)	(13)	0.0	(g)
Gen Digital, Inc.	(6)	(140)	(11)	0.0	(g)
Gilead Sciences, Inc.	(1)	(176)	(2)	0.0	(g)
Glacier Bancorp, Inc.	(1)	(58)	(3)	0.0	(g)
Glaukos Corp.	— (h)	(13)	(1)	0.0	(g)
Global Payments, Inc.	(4)	(278)	(32)	0.0	(g)
Globus Medical, Inc.	(3)	(229)	1	0.0	(g)
Graco, Inc.	(5)	(389)	(1)	0.0	(g)
Hecla Mining Co.	(3)	(47)	2	0.0	(g)
HF Sinclair Corp.	(1)	(79)	(2)	0.0	(g)
Honeywell Aerospace, Inc.	(2)	(299)	(149)	0.0	(g)
Honeywell International, Inc.	(2)	(926)	472	0.0	(g)
Hormel Foods Corp.	(6)	(133)	(4)	0.0	(g)
Host Hotels & Resorts, Inc.	(5)	(136)	7	0.0	(g)
Howmet Aerospace, Inc.	(3)	(857)	35	0.0	(g)
HP, Inc.	(12)	(287)	19	0.0	(g)
HubSpot, Inc.	— (h)	(44)	(2)	0.0	(g)
Humana, Inc.	(1)	(348)	(35)	0.0	(g)
IDEX Corp.	(1)	(285)	(2)	0.0	(g)
IDEXX Laboratories, Inc.	— (h)	(67)	2	0.0	(g)
Insulet Corp.	(2)	(246)	(23)	0.0	(g)
Intercontinental Exchange, Inc.	— (h)	(19)	1	0.0	(g)
International Flavors & Fragrances, Inc.	(2)	(136)	(6)	0.0	(g)
Invitation Homes, Inc.	(13)	(379)	(14)	0.0	(g)
Iron Mountain, Inc.	(2)	(240)	10	0.0	(g)
JBT Marel Corp.	(1)	(112)	(12)	0.0	(g)
JFrog Ltd.	(1)	(74)	(10)	0.0	(g)
Jones Lang LaSalle, Inc.	(1)	(164)	(8)	0.0	(g)
Keurig Dr Pepper, Inc.	(9)	(285)	(17)	0.0	(g)
Kimco Realty Corp.	(10)	(255)	(6)	0.0	(g)
KKR & Co., Inc.	(4)	(355)	19	0.0	(g)
Kraft Heinz Co. (The)	(1)	(17)	(1)	0.0	(g)
Krystal Biotech, Inc.	— (h)	(115)	(9)	0.0	(g)
Kymera Therapeutics, Inc.	(1)	(93)	(12)	0.0	(g)
Lamar Advertising Co.	— (h)	(11)	— (h)	0.0	(g)
Lamb Weston Holdings, Inc.	(2)	(84)	1	0.0	(g)
Landstar System, Inc.	— (h)	(54)	1	0.0	(g)
Las Vegas Sands Corp.	(4)	(180)	6	0.0	(g)
Lennox International, Inc.	(1)	(273)	(19)	0.0	(g)
Leonardo DRS, Inc.	— (h)	(14)	1	0.0	(g)

SEE NOTES TO FINANCIAL STATEMENTS.

530	SIX CIRCLES TRUST	JUNE 30, 2026

REFERENCE ENTITY	SHARES	NOTIONAL VALUE (2)	UNREALIZED APPRECIATION (DEPRECIATION) ($) (3)	PERCENTAGE OF NET ASSETS (%)
Short Positions — continued
Common Stocks — continued
United States — continued
Life Time Group Holdings, Inc.	(3)	(113)	(11)	0.0	(g)
Lincoln Electric Holdings, Inc.	(1)	(294)	10	0.0	(g)
Lincoln National Corp.	(7)	(279)	17	0.0	(g)
Linde plc	(5)	(2,372)	2	0.0	(g)
Lineage, Inc.	(1)	(57)	(4)	0.0	(g)
Loar Holdings, Inc.	(3)	(245)	(33)	0.0	(g)
Loews Corp.	— (h)	(24)	(1)	0.0	(g)
Lowe’s Cos., Inc.	— (h)	(1)	— (h)	0.0	(g)
Lumen Technologies, Inc.	(1)	(5)	— (h)	0.0	(g)
MACOM Technology Solutions Holdings, Inc.	(1)	(452)	18	0.0	(g)
Madison Square Garden Sports Corp.	(1)	(373)	(31)	0.0	(g)
Maplebear, Inc.	(8)	(356)	(25)	0.0	(g)
Marriott International, Inc./MD	(1)	(350)	12	0.0	(g)
Marsh & McLennan Cos., Inc.	(1)	(92)	(4)	0.0	(g)
Martin Marietta Materials, Inc.	(1)	(484)	26	0.0	(g)
Mastercard, Inc.	— (h)	(155)	(9)	0.0	(g)
MaxLinear, Inc.	— (h)	(37)	(12)	0.0	(g)
McCormick & Co., Inc./MD	(4)	(163)	(17)	0.0	(g)
McDonald’s Corp.	(8)	(2,260)	(2)	0.0	(g)
Merck & Co., Inc.	(10)	(1,157)	(130)	0.0	(g)
MGM Resorts International	(1)	(65)	(2)	0.0	(g)
Middleby Corp. (The)	— (h)	(46)	(2)	0.0	(g)
Modine Manufacturing Co.	— (h)	(7)	1	0.0	(g)
Mohawk Industries, Inc.	— (h)	(12)	(1)	0.0	(g)
Monster Beverage Corp.	(5)	(429)	(14)	0.0	(g)
Moody’s Corp.	— (h)	(174)	(2)	0.0	(g)
Moog, Inc.	— (h)	(148)	(7)	0.0	(g)
Morningstar, Inc.	(1)	(87)	(1)	0.0	(g)
MSA Safety, Inc.	(1)	(89)	(6)	0.0	(g)
MSCI, Inc.	— (h)	(193)	7	0.0	(g)
Murphy USA, Inc.	— (h)	(12)	— (h)	0.0	(g)
Nasdaq, Inc.	(6)	(528)	24	0.0	(g)
NetApp, Inc.	(2)	(303)	7	0.0	(g)
NewMarket Corp.	(1)	(764)	(11)	0.0	(g)
News Corp.	(16)	(398)	(4)	0.0	(g)
Nextpower, Inc.	— (h)	(60)	5	0.0	(g)
NiSource, Inc.	(3)	(147)	— (h)	0.0	(g)
Noble Corp. plc	(1)	(32)	4	0.0	(g)
Northern Trust Corp.	(5)	(945)	9	0.0	(g)
NOV, Inc.	(1)	(14)	— (h)	0.0	(g)
Nucor Corp.	(1)	(243)	22	0.0	(g)
Nutanix, Inc.	(6)	(297)	(28)	0.0	(g)
Occidental Petroleum Corp.	(6)	(314)	21	0.0	(g)
OGE Energy Corp.	(7)	(325)	(7)	0.0	(g)
Okta, Inc.	(1)	(141)	(25)	0.0	(g)
Old National Bancorp	(13)	(316)	(11)	0.0	(g)
Old Republic International Corp.	(10)	(399)	(19)	0.0	(g)
Omega Healthcare Investors, Inc.	(1)	(59)	(3)	0.0	(g)
ONEOK, Inc.	(1)	(99)	(1)	0.0	(g)
Oracle Corp.	(1)	(191)	31	0.0	(g)
Packaging Corp. of America	(1)	(125)	(2)	0.0	(g)
Paychex, Inc.	(10)	(935)	(23)	0.0	(g)

SEE NOTES TO FINANCIAL STATEMENTS.

JUNE 30, 2026	SIX CIRCLES TRUST	531

Six Circles Multi-Strategy Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JUNE 30, 2026 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

REFERENCE ENTITY	SHARES	NOTIONAL VALUE (2)	UNREALIZED APPRECIATION (DEPRECIATION) ($) (3)	PERCENTAGE OF NET ASSETS (%)
Short Positions — continued
Common Stocks — continued
United States — continued
PayPal Holdings, Inc.	(5)	(192)	(4)	0.0	(g)
PepsiCo., Inc.	(13)	(1,786)	50	0.0	(g)
Permian Resources Corp.	(12)	(221)	7	0.0	(g)
Philip Morris International, Inc.	(11)	(1,945)	(87)	0.0	(g)
Pinnacle Financial Partners, Inc.	(4)	(350)	(16)	0.0	(g)
PNC Financial Services Group, Inc. (The)	— (h)	(41)	(2)	0.0	(g)
Powell Industries, Inc.	(1)	(176)	12	0.0	(g)
Primerica, Inc.	— (h)	(58)	(1)	0.0	(g)
Procore Technologies, Inc.	— (h)	(10)	— (h)	0.0	(g)
Progressive Corp. (The)	(7)	(1,555)	(58)	0.0	(g)
Protagonist Therapeutics, Inc.	(1)	(76)	(5)	0.0	(g)
PTC, Inc.	— (h)	(57)	1	0.0	(g)
Public Storage	(2)	(483)	3	0.0	(g)
PulteGroup, Inc.	(2)	(235)	(22)	0.0	(g)
Ralliant Corp.	— (h)	(11)	(1)	0.0	(g)
Rambus, Inc.	(2)	(327)	18	0.0	(g)
Range Resources Corp.	(2)	(66)	(1)	0.0	(g)
Rayonier, Inc.	(8)	(163)	(3)	0.0	(g)
Realty Income Corp.	(1)	(31)	(1)	0.0	(g)
Red Rock Resorts, Inc.	(3)	(181)	(14)	0.0	(g)
Reddit, Inc.	(1)	(110)	(2)	0.0	(g)
Regency Centers Corp.	(11)	(840)	(3)	0.0	(g)
Repligen Corp.	— (h)	(14)	(1)	0.0	(g)
Rexford Industrial Realty, Inc.	(3)	(90)	— (h)	0.0	(g)
Rhythm Pharmaceuticals, Inc.	— (h)	(30)	(3)	0.0	(g)
ROBLOX Corp.	— (h)	(18)	(3)	0.0	(g)
Rocket Cos., Inc.	(15)	(195)	(35)	0.0	(g)
Rocket Lab Corp.	— (h)	(27)	(3)	0.0	(g)
Rollins, Inc.	(3)	(152)	9	0.0	(g)
Roper Technologies, Inc.	(1)	(454)	(19)	0.0	(g)
Royal Caribbean Cruises Ltd.	(3)	(916)	(24)	0.0	(g)
RPM International, Inc.	(3)	(343)	(11)	0.0	(g)
Ryder System, Inc.	(1)	(266)	1	0.0	(g)
Ryman Hospitality Properties, Inc.	(1)	(152)	(4)	0.0	(g)
Saia, Inc.	— (h)	(14)	— (h)	0.0	(g)
Samsara, Inc.	(6)	(201)	(8)	0.0	(g)
Sanmina Corp.	— (h)	(99)	— (h)	0.0	(g)
SBA Communications Corp.	— (h)	(77)	5	0.0	(g)
Seagate Technology Holdings plc	— (h)	(363)	43	0.0	(g)
Semtech Corp.	— (h)	(58)	4	0.0	(g)
SharkNinja, Inc.	— (h)	(26)	(3)	0.0	(g)
Simon Property Group, Inc.	(4)	(850)	3	0.0	(g)
Simpson Manufacturing Co., Inc.	(1)	(220)	(12)	0.0	(g)
SiteOne Landscape Supply, Inc.	(3)	(292)	(21)	0.0	(g)
SiTime Corp.	— (h)	(57)	1	0.0	(g)
SM Energy Co.	(7)	(206)	11	0.0	(g)
Snap-on, Inc.	(2)	(843)	(25)	0.0	(g)
Solventum Corp.	(3)	(239)	(12)	0.0	(g)
Somnigroup International, Inc.	(1)	(74)	(6)	0.0	(g)
Southern Co. (The)	(4)	(336)	(8)	0.0	(g)
STAG Industrial, Inc.	(3)	(128)	2	0.0	(g)
Starwood Property Trust, Inc.	(46)	(773)	12	0.0	(g)

SEE NOTES TO FINANCIAL STATEMENTS.

532	SIX CIRCLES TRUST	JUNE 30, 2026

REFERENCE ENTITY	SHARES	NOTIONAL VALUE (2)	UNREALIZED APPRECIATION (DEPRECIATION) ($) (3)	PERCENTAGE OF NET ASSETS (%)
Short Positions — continued
Common Stocks — continued
United States — continued
Steel Dynamics, Inc.	(2)	(447)	38	0.0	(g)
STERIS plc	(3)	(530)	(27)	0.0	(g)
Sterling Infrastructure, Inc.	— (h)	(26)	3	0.0	(g)
Sun Communities, Inc.	(1)	(64)	(1)	0.0	(g)
Synopsys, Inc.	— (h)	(33)	1	0.0	(g)
Talen Energy Corp.	— (h)	(61)	8	0.0	(g)
TD SYNNEX Corp.	(1)	(171)	10	0.0	(g)
Terex Corp.	(4)	(269)	(13)	0.0	(g)
Terreno Realty Corp.	(2)	(153)	— (h)	0.0	(g)
Texas Pacific Land Corp.	— (h)	(96)	(20)	0.0	(g)
Timken Co. (The)	(1)	(166)	(4)	0.0	(g)
TKO Group Holdings, Inc.	(1)	(279)	(6)	0.0	(g)
Toast, Inc.	(1)	(32)	(5)	0.0	(g)
TPG, Inc.	(1)	(42)	1	0.0	(g)
Tradeweb Markets, Inc.	(3)	(282)	(4)	0.0	(g)
TransDigm Group, Inc.	— (h)	(196)	(5)	0.0	(g)
TransUnion	(2)	(98)	(12)	0.0	(g)
Tyler Technologies, Inc.	— (h)	(102)	(6)	0.0	(g)
Uber Technologies, Inc.	— (h)	(11)	— (h)	0.0	(g)
UDR, Inc.	(7)	(271)	(16)	0.0	(g)
UL Solutions, Inc.	(2)	(205)	(28)	0.0	(g)
Ulta Beauty, Inc.	(1)	(458)	14	0.0	(g)
UMB Financial Corp.	(1)	(82)	(4)	0.0	(g)
United Rentals, Inc.	— (h)	(47)	(2)	0.0	(g)
US Foods Holding Corp.	(1)	(53)	(5)	0.0	(g)
Valley National Bancorp	(9)	(122)	(4)	0.0	(g)
Valmont Industries, Inc.	(1)	(395)	3	0.0	(g)
Vaxcyte, Inc.	(1)	(40)	(5)	0.0	(g)
Venture Global, Inc.	(1)	(15)	— (h)	0.0	(g)
VeriSign, Inc.	— (h)	(38)	(1)	0.0	(g)
VF Corp.	(4)	(64)	1	0.0	(g)
Viasat, Inc.	— (h)	(14)	(6)	0.0	(g)
Viavi Solutions, Inc.	(1)	(61)	6	0.0	(g)
Viper Energy, Inc.	(11)	(501)	13	0.0	(g)
Vistra Corp.	— (h)	(42)	1	0.0	(g)
Vornado Realty Trust	(4)	(167)	(8)	0.0	(g)
VSE Corp.	(1)	(168)	(10)	0.0	(g)
Walmart, Inc.	(3)	(384)	13	0.0	(g)
Warner Music Group Corp.	(2)	(55)	1	0.0	(g)
Waters Corp.	(1)	(309)	(14)	0.0	(g)
Watts Water Technologies, Inc.	— (h)	(144)	(17)	0.0	(g)
Weatherford International plc	— (h)	(23)	3	0.0	(g)
Welltower, Inc.	(6)	(1,353)	(99)	0.0	(g)
West Pharmaceutical Services, Inc.	— (h)	(131)	(12)	0.0	(g)
Western Alliance Bancorp	(4)	(304)	(13)	0.0	(g)
Weyerhaeuser Co.	(10)	(247)	3	0.0	(g)
Williams Cos., Inc. (The)	(3)	(225)	2	0.0	(g)
Workday, Inc.	(4)	(468)	(39)	0.0	(g)
WW Grainger, Inc.	(1)	(958)	(14)	0.0	(g)
Wynn Resorts Ltd.	— (h)	(12)	1	0.0	(g)
Yum! Brands, Inc.	(2)	(256)	(16)	0.0	(g)
Zillow Group, Inc.	(4)	(120)	(5)	0.0	(g)

SEE NOTES TO FINANCIAL STATEMENTS.

JUNE 30, 2026	SIX CIRCLES TRUST	533

Six Circles Multi-Strategy Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JUNE 30, 2026 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

REFERENCE ENTITY	SHARES		NOTIONAL VALUE (2)	UNREALIZED APPRECIATION (DEPRECIATION) ($) (3)	PERCENTAGE OF NET ASSETS (%)
Short Positions — continued
Common Stocks — continued
United States — continued
Zimmer Biomet Holdings, Inc.	(7)		(587)	7	0.0	(g)
Zoom Communications, Inc.	—	(h)	(17)	— (h)	0.0	(g)
Zurn Elkay Water Solutions Corp.	(1)		(33)	(1)	0.0	(g)

Total Short Positions of Total Return Swaps			(82,341)	(1,022)	0.0	(g)

Long Positions
Common Stocks
Bermuda
Arch Capital Group Ltd.	5		508	18	0.0	(g)
Viking Holdings Ltd.	1		127	6	0.0	(g)

Denmark
Ascendis Pharma A/S	—	(h)	17	3	0.0	(g)

Germany
BioNTech SE	5		425	13	0.0	(g)

Ireland
Accenture plc	3		433	(4)	0.0	(g)
AerCap Holdings NV	1		167	(1)	0.0	(g)
Alkermes plc	7		308	43	0.0	(g)
Aptiv plc	4		237	(8)	0.0	(g)
CRH plc	9		967	(37)	0.0	(g)
ICON plc	1		126	27	0.0	(g)
TE Connectivity plc	2		407	(21)	0.0	(g)
Trane Technologies plc	—	(h)	63	— (h)	0.0	(g)

Israel
Check Point Software Technologies Ltd.	1		157	15	0.0	(g)
Global-e Online Ltd.	2		72	7	0.0	(g)
Mobileye Global, Inc.	2		14	2	0.0	(g)
Nova Ltd.	—	(h)	13	(1)	0.0	(g)
Tower Semiconductor Ltd.	—	(h)	63	(11)	0.0	(g)

Luxembourg
Millicom International Cellular SA	1		44	3	0.0	(g)

Netherlands
NXP Semiconductors NV	—	(h)	88	(11)	0.0	(g)
QIAGEN NV	1		54	4	0.0	(g)

Norway
Frontline plc	4		154	(24)	0.0	(g)

Puerto Rico
Popular, Inc.	1		96	1	0.0	(g)

Singapore
Sea Ltd.	2		181	14	0.0	(g)

Sweden
Autoliv, Inc.	4		428	(13)	0.0	(g)
Spotify Technology SA	—	(h)	35	— (h)	0.0	(g)

Switzerland
CRISPR Therapeutics AG	2		114	— (h)	0.0	(g)
Garmin Ltd.	—	(h)	19	— (h)	0.0	(g)

SEE NOTES TO FINANCIAL STATEMENTS.

534	SIX CIRCLES TRUST	JUNE 30, 2026

REFERENCE ENTITY	SHARES		NOTIONAL VALUE (2)	UNREALIZED APPRECIATION (DEPRECIATION) ($) (3)	PERCENTAGE OF NET ASSETS (%)

Long Positions — continued
Common Stocks — continued
Switzerland — continued
Sportradar Group AG	4		59	2	0.0	(g)

United Kingdom
nVent Electric plc	—	(h)	72	(6)	0.0	(g)
Pentair plc	1		86	3	0.0	(g)

United States
3M Co.	7		1,140	(9)	0.0	(g)
AbbVie, Inc.	1		166	16	0.0	(g)
Acuity, Inc.	—	(h)	32	— (h)	0.0	(g)
Adobe, Inc.	2		434	23	0.0	(g)
Advanced Energy Industries, Inc.	1		247	(9)	0.0	(g)
AECOM	3		189	5	0.0	(g)
Affiliated Managers Group, Inc.	—	(h)	52	(3)	0.0	(g)
Aflac, Inc.	1		78	— (h)	0.0	(g)
Agree Realty Corp.	6		429	3	0.0	(g)
Airbnb, Inc.	1		111	3	0.0	(g)
Akamai Technologies, Inc.	2		276	(6)	0.0	(g)
Albemarle Corp.	—	(h)	57	(8)	0.0	(g)
Alexandria Real Estate Equities, Inc.	2		119	5	0.0	(g)
Align Technology, Inc.	2		424	(12)	0.0	(g)
Allstate Corp. (The)	1		146	10	0.0	(g)
Ally Financial, Inc.	5		249	2	0.0	(g)
Ameren Corp.	5		565	17	0.0	(g)
American Airlines Group, Inc.	3		53	7	0.0	(g)
American Express Co.	1		337	— (h)	0.0	(g)
American Healthcare REIT, Inc.	7		360	7	0.0	(g)
Ameriprise Financial, Inc.	1		407	(11)	0.0	(g)
AMETEK, Inc.	1		225	— (h)	0.0	(g)
Amgen, Inc.	3		877	44	0.0	(g)
Amkor Technology, Inc.	2		217	(17)	0.0	(g)
Analog Devices, Inc.	1		491	(53)	0.0	(g)
Antero Resources Corp.	2		64	2	0.0	(g)
API Group Corp.	3		148	(1)	0.0	(g)
Apple, Inc.	3		829	— (h)	0.0	(g)
Aramark	5		245	15	0.0	(g)
Archer-Daniels-Midland Co.	1		87	— (h)	0.0	(g)
Autodesk, Inc.	—	(h)	69	2	0.0	(g)
AutoNation, Inc.	1		247	(3)	0.0	(g)
Avnet, Inc.	1		81	(3)	0.0	(g)
Ball Corp.	1		33	2	0.0	(g)
Bank of America Corp.	16		893	(6)	0.0	(g)
Biogen, Inc.	—	(h)	5	— (h)	0.0	(g)
BioMarin Pharmaceutical, Inc.	1		41	1	0.0	(g)
Blue Owl Capital, Inc.	28		241	2	0.0	(g)
Booking Holdings, Inc.	1		88	5	0.0	(g)
Booz Allen Hamilton Holding Corp.	—	(h)	31	(1)	0.0	(g)
BorgWarner, Inc.	—	(h)	13	(1)	0.0	(g)
Boston Scientific Corp.	15		670	(25)	0.0	(g)
Brinker International, Inc.	1		141	3	0.0	(g)
Bristol-Myers Squibb Co.	5		253	14	0.0	(g)
Bruker Corp.	—	(h)	12	1	0.0	(g)
Camden Property Trust	1		91	5	0.0	(g)

SEE NOTES TO FINANCIAL STATEMENTS.

JUNE 30, 2026	SIX CIRCLES TRUST	535

Six Circles Multi-Strategy Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JUNE 30, 2026 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

REFERENCE ENTITY	SHARES		NOTIONAL VALUE (2)	UNREALIZED APPRECIATION (DEPRECIATION) ($) (3)	PERCENTAGE OF NET ASSETS (%)

Long Positions — continued
Common Stocks — continued
United States — continued
Carlisle Cos., Inc.	1		229	(10)	0.0	(g)
CarMax, Inc.	—	(h)	15	— (h)	0.0	(g)
Carnival Corp. Ltd.	5		139	(7)	0.0	(g)
Carpenter Technology Corp.	1		525	26	0.0	(g)
Caterpillar, Inc.	1		918	38	0.0	(g)
CBRE Group, Inc.	2		293	11	0.0	(g)
CDW Corp	—	(h)	11	1	0.0	(g)
Celanese Corp.	1		33	(1)	0.0	(g)
CH Robinson Worldwide, Inc.	1		143	1	0.0	(g)
Charles Schwab Corp. (The)	7		676	2	0.0	(g)
Cheniere Energy, Inc.	1		192	7	0.0	(g)
Chime Financial, Inc.	1		13	3	0.0	(g)
Chipotle Mexican Grill, Inc.	8		233	26	0.0	(g)
Chord Energy Corp.	1		75	(6)	0.0	(g)
Churchill Downs, Inc.	2		168	6	0.0	(g)
Cigna Group (The)	2		491	(11)	0.0	(g)
Cirrus Logic, Inc.	2		271	(26)	0.0	(g)
Citigroup, Inc.	2		234	(9)	0.0	(g)
Citizens Financial Group, Inc.	—	(h)	32	1	0.0	(g)
CME Group, Inc.	—	(h)	120	(12)	0.0	(g)
CMS Energy Corp.	2		151	6	0.0	(g)
Coca-Cola Co. (The)	5		387	8	0.0	(g)
Cognex Corp.	1		85	6	0.0	(g)
Cognizant Technology Solutions Corp.	—	(h)	15	(1)	0.0	(g)
Commerce Bancshares, Inc./MO	—	(h)	11	1	0.0	(g)
Commercial Metals Co.	—	(h)	31	(4)	0.0	(g)
Conagra Brands, Inc.	16		207	10	0.0	(g)
Constellation Brands, Inc.	1		98	(2)	0.0	(g)
Construction Partners, Inc.	—	(h)	3	— (h)	0.0	(g)
Copart, Inc.	18		535	(23)	0.0	(g)
Crane Co.	—	(h)	38	1	0.0	(g)
Credit Acceptance Corp.	—	(h)	108	— (h)	0.0	(g)
Crown Castle, Inc.	2		135	(12)	0.0	(g)
Crown Holdings, Inc.	1		103	9	0.0	(g)
Cullen/Frost Bankers, Inc.	1		130	1	0.0	(g)
Curtiss-Wright Corp.	1		494	(16)	0.0	(g)
DaVita, Inc.	1		310	19	0.0	(g)
Dell Technologies, Inc.	1		266	8	0.0	(g)
Delta Air Lines, Inc.	7		586	27	0.0	(g)
Dexcom, Inc.	1		46	(1)	0.0	(g)
Dollar General Corp.	1		110	3	0.0	(g)
Dollar Tree, Inc.	1		94	6	0.0	(g)
Domino’s Pizza, Inc.	1		162	— (h)	0.0	(g)
Donaldson Co., Inc.	3		253	7	0.0	(g)
Dover Corp.	3		647	(14)	0.0	(g)
Dow, Inc.	2		48	(5)	0.0	(g)
DR Horton, Inc.	5		830	37	0.0	(g)
Dropbox, Inc.	18		454	32	0.0	(g)
Duke Energy Corp.	4		468	12	0.0	(g)
DuPont de Nemours, Inc.	—	(h)	52	(1)	0.0	(g)
Dynatrace, Inc.	1		38	3	0.0	(g)
Elastic NV	—	(h)	27	(1)	0.0	(g)

SEE NOTES TO FINANCIAL STATEMENTS.

536	SIX CIRCLES TRUST	JUNE 30, 2026

REFERENCE ENTITY	SHARES		NOTIONAL VALUE (2)	UNREALIZED APPRECIATION (DEPRECIATION) ($) (3)	PERCENTAGE OF NET ASSETS (%)

Long Positions — continued
Common Stocks — continued
United States — continued
Elevance Health, Inc.	—	(h)	17	— (h)	0.0	(g)
Emerson Electric Co.	4		642	(29)	0.0	(g)
Encompass Health Corp.	4		396	10	0.0	(g)
Entegris, Inc.	—	(h)	44	— (h)	0.0	(g)
EOG Resources, Inc.	7		910	(21)	0.0	(g)
Equifax, Inc.	—	(h)	51	2	0.0	(g)
ESCO Technologies, Inc.	—	(h)	74	(1)	0.0	(g)
Essential Properties Realty Trust, Inc.	10		280	3	0.0	(g)
Estee Lauder Cos., Inc. (The)	2		158	(10)	0.0	(g)
Etsy, Inc.	5		348	13	0.0	(g)
Evercore, Inc.	1		365	(31)	0.0	(g)
Everus Construction Group, Inc.	—	(h)	33	— (h)	0.0	(g)
Exelixis, Inc.	1		72	4	0.0	(g)
Expeditors International of Washington, Inc.	1		131	— (h)	0.0	(g)
Federal Signal Corp.	2		235	22	0.0	(g)
Ferguson Enterprises, Inc.	1		329	— (h)	0.0	(g)
Fidelity National Information Services, Inc.	14		541	17	0.0	(g)
First American Financial Corp.	1		55	— (h)	0.0	(g)
First Horizon Corp.	22		547	18	0.0	(g)
FirstEnergy Corp.	10		466	5	0.0	(g)
Fluor Corp.	—	(h)	13	— (h)	0.0	(g)
FNB Corp/PA	21		383	15	0.0	(g)
Fox Corp.	4		176	8	0.0	(g)
Franklin Resources, Inc.	14		472	(9)	0.0	(g)
Gaming and Leisure Properties, Inc.	14		634	5	0.0	(g)
Gap, Inc. (The)	7		134	(13)	0.0	(g)
Gates Industrial Corp. plc	—	(h)	6	— (h)	0.0	(g)
Generac Holdings, Inc.	—	(h)	68	(1)	0.0	(g)
General Dynamics Corp.	4		1,297	41	0.0	(g)
General Electric Co.	3		1,038	54	0.0	(g)
General Mills, Inc.	27		903	40	0.0	(g)
Globe Life, Inc.	—	(h)	68	3	0.0	(g)
GoDaddy, Inc.	1		46	6	0.0	(g)
Goldman Sachs Group, Inc. (The)	1		932	(80)	0.0	(g)
Guidewire Software, Inc.	—	(h)	9	2	0.0	(g)
GXO Logistics, Inc.	1		38	1	0.0	(g)
Halliburton Co.	8		270	(9)	0.0	(g)
Halozyme Therapeutics, Inc.	2		157	21	0.0	(g)
Hanover Insurance Group, Inc. (The)	1		104	7	0.0	(g)
Hasbro, Inc.	10		839	(18)	0.0	(g)
HCA Healthcare, Inc.	1		430	12	0.0	(g)
Healthcare Realty Trust, Inc.	11		226	(3)	0.0	(g)
HEICO Corp.	2		644	47	0.0	(g)
Henry Schein, Inc.	1		64	4	0.0	(g)
Hershey Co. (The)	—	(h)	26	1	0.0	(g)
Hewlett Packard Enterprise Co.	1		40	(3)	0.0	(g)
Houlihan Lokey, Inc.	—	(h)	12	(1)	0.0	(g)
Hubbell, Inc.	1		620	(19)	0.0	(g)
Huntington Bancshares, Inc./OH	12		211	8	0.0	(g)
Illinois Tool Works, Inc.	4		978	18	0.0	(g)
Illumina, Inc.	1		211	2	0.0	(g)
Incyte Corp.	3		359	30	0.0	(g)

SEE NOTES TO FINANCIAL STATEMENTS.

JUNE 30, 2026	SIX CIRCLES TRUST	537

Six Circles Multi-Strategy Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JUNE 30, 2026 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

REFERENCE ENTITY	SHARES		NOTIONAL VALUE (2)	UNREALIZED APPRECIATION (DEPRECIATION) ($) (3)	PERCENTAGE OF NET ASSETS (%)

Long Positions — continued
Common Stocks — continued
United States — continued
Ingredion, Inc.	4		344	(10)	0.0	(g)
Installed Building Products, Inc.	1		234	20	0.0	(g)
InterDigital, Inc.	—	(h)	45	(2)	0.0	(g)
International Business Machines Corp.	1		193	— (h)	0.0	(g)
Intuit, Inc.	1		137	2	0.0	(g)
Invesco Ltd.	9		262	(22)	0.0	(g)
Ionis Pharmaceuticals, Inc.	4		313	14	0.0	(g)
IQVIA Holdings, Inc.	—	(h)	26	4	0.0	(g)
ITT, Inc.	1		196	(1)	0.0	(g)
J M Smucker Co. (The)	1		124	6	0.0	(g)
Jabil, Inc.	1		227	5	0.0	(g)
Jacobs Solutions, Inc.	3		348	20	0.0	(g)
Jefferies Financial Group, Inc.	7		462	(94)	0.0	(g)
Johnson Controls International plc	—	(h)	10	— (h)	0.0	(g)
Kinder Morgan, Inc.	3		98	(1)	0.0	(g)
Kratos Defense & Security Solutions, Inc.	1		71	3	0.0	(g)
Kroger Co. (The)	5		267	(1)	0.0	(g)
L3Harris Technologies, Inc.	1		165	3	0.0	(g)
Labcorp Holdings, Inc.	1		269	13	0.0	(g)
Lam Research Corp.	1		409	24	0.0	(g)
Lear Corp.	2		256	(12)	0.0	(g)
Leidos Holdings, Inc.	1		109	(2)	0.0	(g)
Levi Strauss & Co.	4		93	5	0.0	(g)
Lithia Motors, Inc.	—	(h)	146	(2)	0.0	(g)
Live Nation Entertainment, Inc.	3		533	27	0.0	(g)
LKQ Corp.	2		64	— (h)	0.0	(g)
Lockheed Martin Corp.	—	(h)	41	1	0.0	(g)
Louisiana-Pacific Corp.	1		76	3	0.0	(g)
Lumentum Holdings, Inc.	—	(h)	13	(1)	0.0	(g)
LyondellBasell Industries NV	1		48	(5)	0.0	(g)
M&T Bank Corp.	2		427	19	0.0	(g)
Manhattan Associates, Inc.	—	(h)	23	2	0.0	(g)
Marathon Petroleum Corp.	—	(h)	44	1	0.0	(g)
MasTec, Inc.	—	(h)	13	— (h)	0.0	(g)
McKesson Corp.	—	(h)	153	2	0.0	(g)
MetLife, Inc.	18		1,588	(53)	0.0	(g)
Mettler-Toledo International, Inc.	—	(h)	66	6	0.0	(g)
Microchip Technology, Inc.	2		232	(26)	0.0	(g)
Mid-America Apartment Communities, Inc.	2		240	12	0.0	(g)
MKS, Inc.	1		288	17	0.0	(g)
Molson Coors Beverage Co.	3		121	(2)	0.0	(g)
Mosaic Co. (The)	3		65	(2)	0.0	(g)
Motorola Solutions, Inc.	—	(h)	92	5	0.0	(g)
Mueller Industries, Inc.	—	(h)	32	(4)	0.0	(g)
Natera, Inc.	—	(h)	73	14	0.0	(g)
National Fuel Gas Co.	1		69	1	0.0	(g)
Neurocrine Biosciences, Inc.	—	(h)	4	— (h)	0.0	(g)
Newmont Corp.	2		191	(16)	0.0	(g)
NextEra Energy, Inc.	10		883	(6)	0.0	(g)
NIKE, Inc.	6		243	(12)	0.0	(g)
NNN REIT, Inc.	9		389	11	0.0	(g)
Nordson Corp.	—	(h)	117	3	0.0	(g)

SEE NOTES TO FINANCIAL STATEMENTS.

538	SIX CIRCLES TRUST	JUNE 30, 2026

REFERENCE ENTITY	SHARES		NOTIONAL VALUE (2)	UNREALIZED APPRECIATION (DEPRECIATION) ($) (3)	PERCENTAGE OF NET ASSETS (%)

Long Positions — continued
Common Stocks — continued
United States — continued
Northrop Grumman Corp.	1		666	3	0.0	(g)
NVR, Inc.	—	(h)	476	35	0.0	(g)
Omnicom Group, Inc.	8		550	(3)	0.0	(g)
Oscar Health, Inc.	2		59	(1)	0.0	(g)
Oshkosh Corp.	3		437	34	0.0	(g)
Owens Corning	3		362	100	0.0	(g)
Parker-Hannifin Corp.	2		1,559	26	0.0	(g)
Parsons Corp.	—	(h)	21	— (h)	0.0	(g)
Paycom Software, Inc.	5		583	5	0.0	(g)
Paylocity Holding Corp.	1		105	5	0.0	(g)
Pegasystems, Inc.	—	(h)	12	— (h)	0.0	(g)
Penske Automotive Group, Inc.	1		209	5	0.0	(g)
Pfizer, Inc.	21		517	(21)	0.0	(g)
Phillips 66	1		143	1	0.0	(g)
Pinnacle West Capital Corp.	4		398	18	0.0	(g)
PJT Partners, Inc.	—	(h)	38	(1)	0.0	(g)
Pool Corp.	1		214	11	0.0	(g)
PPG Industries, Inc.	3		335	(1)	0.0	(g)
PPL Corp.	10		339	7	0.0	(g)
Principal Financial Group, Inc.	3		273	2	0.0	(g)
Prosperity Bancshares, Inc.	1		81	2	0.0	(g)
Prudential Financial, Inc.	5		565	(2)	0.0	(g)
PTC Therapeutics, Inc.	1		65	— (h)	0.0	(g)
Public Service Enterprise Group, Inc.	4		291	2	0.0	(g)
Ralph Lauren Corp.	—	(h)	12	— (h)	0.0	(g)
Regal Rexnord Corp.	1		288	9	0.0	(g)
Regeneron Pharmaceuticals, Inc.	—	(h)	168	3	0.0	(g)
Regions Financial Corp.	1		43	2	0.0	(g)
Reinsurance Group of America, Inc.	—	(h)	100	2	0.0	(g)
Reliance, Inc.	—	(h)	58	(4)	0.0	(g)
ResMed, Inc.	—	(h)	60	2	0.0	(g)
Revvity, Inc.	1		147	17	0.0	(g)
Rockwell Automation, Inc.	1		260	9	0.0	(g)
RTX Corp.	2		440	19	0.0	(g)
Salesforce, Inc.	—	(h)	28	1	0.0	(g)
Sempra	6		528	6	0.0	(g)
ServiceTitan, Inc.	1		83	11	0.0	(g)
Skyworks Solutions, Inc.	7		505	(56)	0.0	(g)
SLB Ltd.	1		61	(2)	0.0	(g)
Snap, Inc.	3		13	(1)	0.0	(g)
SOUTHSTATE BANK Corp.,	—	(h)	11	— (h)	0.0	(g)
Southwest Airlines Co.	4		203	12	0.0	(g)
SS&C Technologies Holdings, Inc.	9		588	(28)	0.0	(g)
Stanley Black & Decker, Inc.	2		189	17	0.0	(g)
State Street Corp.	1		102	(2)	0.0	(g)
StepStone Group, Inc.	—	(h)	22	(2)	0.0	(g)
Stryker Corp.	—	(h)	119	4	0.0	(g)
Summit Therapeutics, Inc.	2		32	1	0.0	(g)
Symbotic, Inc.	—	(h)	12	1	0.0	(g)
Synchrony Financial	1		84	— (h)	0.0	(g)
Sysco Corp.	2		176	12	0.0	(g)
T Rowe Price Group, Inc.	6		659	45	0.0	(g)

SEE NOTES TO FINANCIAL STATEMENTS.

JUNE 30, 2026	SIX CIRCLES TRUST	539

Six Circles Multi-Strategy Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JUNE 30, 2026 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

REFERENCE ENTITY	SHARES		NOTIONAL VALUE (2)	UNREALIZED APPRECIATION (DEPRECIATION) ($) (3)	PERCENTAGE OF NET ASSETS (%)

Long Positions — continued
Common Stocks — continued
United States — continued
Teledyne Technologies, Inc.	—	(h)	191	16	0.0	(g)
Tenet Healthcare Corp.	1		105	5	0.0	(g)
Tetra Tech, Inc.	3		86	4	0.0	(g)
Texas Roadhouse, Inc.	—	(h)	13	1	0.0	(g)
Textron, Inc.	1		125	2	0.0	(g)
TG Therapeutics, Inc.	2		90	1	0.0	(g)
Toll Brothers, Inc.	—	(h)	39	3	0.0	(g)
Toro Co. (The)	1		61	3	0.0	(g)
Tractor Supply Co.	4		106	6	0.0	(g)
Travelers Cos., Inc. (The)	3		855	54	0.0	(g)
Trimble, Inc.	2		119	5	0.0	(g)
Truist Financial Corp.	16		777	17	0.0	(g)
TTM Technologies, Inc.	—	(h)	4	(1)	0.0	(g)
Tyson Foods, Inc.	7		371	6	0.0	(g)
UiPath, Inc.	9		93	6	0.0	(g)
Union Pacific Corp.	3		783	19	0.0	(g)
United Airlines Holdings, Inc.	1		157	23	0.0	(g)
United Parcel Service, Inc.	1		152	— (h)	0.0	(g)
United Therapeutics Corp.	—	(h)	34	— (h)	0.0	(g)
Unity Software, Inc.	8		220	12	0.0	(g)
Universal Health Services, Inc.	1		197	8	0.0	(g)
Urban Outfitters, Inc.	2		163	(4)	0.0	(g)
US Bancorp	15		852	25	0.0	(g)
Valero Energy Corp.	1		329	22	0.0	(g)
Veeva Systems, Inc.	—	(h)	76	10	0.0	(g)
Ventas, Inc.	8		672	23	0.0	(g)
Viatris, Inc.	2		33	1	0.0	(g)
Virtu Financial, Inc.	1		81	(3)	0.0	(g)
Visa, Inc.	6		2,034	103	0.0	(g)
Voya Financial, Inc.	1		79	(2)	0.0	(g)
Vulcan Materials Co.	1		238	(7)	0.0	(g)
W R Berkley Corp.	3		226	10	0.0	(g)
Waste Management, Inc.	1		230	10	0.0	(g)
Wayfair, Inc.	—	(h)	36	3	0.0	(g)
WEC Energy Group, Inc.	10		1,159	38	0.0	(g)
Westlake Corp.	—	(h)	23	(1)	0.0	(g)
Woodward, Inc.	—	(h)	178	(1)	0.0	(g)
WP Carey, Inc.	11		774	(7)	0.0	(g)
Xcel Energy, Inc.	2		170	3	0.0	(g)
XPO, Inc.	2		308	5	0.0	(g)
Xylem, Inc./NY	1		92	3	0.0	(g)
Zions Bancorp NA	2		123	4	0.0	(g)
Zoetis, Inc.	1		51	(3)	0.0	(g)
Zscaler, Inc.	1		170	24	0.0	(g)

Uruguay
MercadoLibre, Inc.	—	(h)	140	9	0.0	(g)

Total Long Positions of Total Return Swaps			83,368	1,106	0.0	(g)

Total of Long and Short Positions of Total Return Swaps			1,027	84	0.0	(g)

SEE NOTES TO FINANCIAL STATEMENTS.

540	SIX CIRCLES TRUST	JUNE 30, 2026

COUNTERPARTY	DESCRIPTION	TERMINATION DATE	NOTIONAL VALUE (2)	NET UNREALIZED APPRECIATION/ (DEPRECIATION) ($) (3)	NET CASH AND OTHER RECEIVABLES/ PAYABLES ($)	VALUE ($)
Morgan Stanley & Co.	The Fund receives a return on portfolio of long and short equity positions and pays or receives one day FEDEF on long positions and short positions respectively, plus or minus spread (rates range from -9.73% to -0.2%) which is denominated in USD based on the local currencies of the positions within the swap	09/21/2027	(124,199)	—	(239)	(239)

REFERENCE ENTITY	SHARES	NOTIONAL VALUE (2)	UNREALIZED APPRECIATION (DEPRECIATION) ($) (3)	PERCENTAGE OF NET ASSETS (%)
Short Positions
Common Stocks
Argentina
Grupo Financiero Galicia SA	(3)	(175)	—	0.0

Australia
BHP Group Ltd.	(2)	(163)	—	0.0
Woodside Energy Group Ltd.	(4)	(84)	—	0.0

Bahamas
OneSpaWorld Holdings Ltd.	(2)	(43)	—	0.0

Bermuda
Golar LNG Ltd.	(1)	(36)	—	0.0
Viking Holdings Ltd.	(3)	(322)	—	0.0

Brazil
Inter & Co., Inc.	(3)	(15)	—	0.0
NU Holdings Ltd./Cayman Islands	(4)	(59)	—	0.0
StoneCo. Ltd.	(8)	(88)	—	0.0
XP, Inc.	(15)	(249)	—	0.0

Canada
Almonty Industries, Inc.	(1)	(22)	—	0.0
Cameco Corp.	(1)	(98)	—	0.0
Colliers International Group, Inc.	— (h)	(14)	—	0.0
Endeavour Silver Corp.	(3)	(22)	—	0.0
IMAX Corp.	(1)	(25)	—	0.0
Lionsgate Studios Corp.	(1)	(23)	—	0.0
Lululemon Athletica, Inc.	(2)	(235)	—	0.0
Methanex Corp.	— (h)	(6)	—	0.0
NexGen Energy Ltd.	(2)	(20)	—	0.0
Novagold Resources, Inc.	(2)	(14)	—	0.0
POET Technologies, Inc.	(4)	(40)	—	0.0
Uranium Energy Corp.	(25)	(268)	—	0.0

Cayman Islands
Bullish	(4)	(95)	—	0.0

Chile
Latam Airlines Group SA	(3)	(190)	—	0.0

SEE NOTES TO FINANCIAL STATEMENTS.

JUNE 30, 2026	SIX CIRCLES TRUST	541

Six Circles Multi-Strategy Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JUNE 30, 2026 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

REFERENCE ENTITY	SHARES	NOTIONAL VALUE (2)	UNREALIZED APPRECIATION (DEPRECIATION) ($) (3)	PERCENTAGE OF NET ASSETS (%)
Short Positions — continued
Common Stocks — continued

China
Bilibili, Inc.	(2)	(33)	—	0.0
Daqo New Energy Corp.	— (h)	(5)	—	0.0
GDS Holdings Ltd.	(2)	(54)	—	0.0
Hesai Group	(3)	(46)	—	0.0
KE Holdings, Inc.	(2)	(25)	—	0.0
Li Auto, Inc.	(3)	(30)	—	0.0
NetEase, Inc.	(1)	(141)	—	0.0
New Oriental Education & Technology Group, Inc.	— (h)	(4)	—	0.0
Qfin Holdings, Inc.	(1)	(9)	—	0.0
Vnet Group, Inc.	(6)	(44)	—	0.0
WeRide, Inc.	(1)	(8)	—	0.0
XPeng, Inc.	(1)	(12)	—	0.0

Colombia
Ecopetrol SA	(4)	(52)	—	0.0
Grupo Cibest SA	(1)	(72)	—	0.0

Germany
BioNTech SE	(1)	(72)	—	0.0
SAP SE	(1)	(115)	—	0.0

Hong Kong
Futu Holdings Ltd.	(2)	(150)	—	0.0
Prudential plc	(2)	(46)	—	0.0

India
Dr Reddy’s Laboratories Ltd.	(2)	(27)	—	0.0
MakeMyTrip Ltd.	(5)	(254)	—	0.0

Ireland
Allegion plc	(1)	(137)	—	0.0
Eaton Corp. plc	(1)	(427)	—	0.0
ICON plc	(3)	(529)	—	0.0
James Hardie Industries plc	(4)	(116)	—	0.0
Jazz Pharmaceuticals plc	— (h)	(102)	—	0.0
Ryanair Holdings plc	(1)	(52)	—	0.0
Smurfit WestRock plc	(12)	(535)	—	0.0

Israel
Camtek Ltd./Israel	— (h)	(74)	—	0.0
Cellebrite DI Ltd.	(2)	(35)	—	0.0
Elbit Systems Ltd.	— (h)	(22)	—	0.0
Etoro Group Ltd.	(1)	(49)	—	0.0
Nova Ltd.	— (h)	(81)	—	0.0
Oddity Tech Ltd.	(6)	(89)	—	0.0
Teva Pharmaceutical Industries Ltd.	(4)	(123)	—	0.0
Wix.com Ltd.	(5)	(248)	—	0.0

Japan
Honda Motor Co. Ltd.	(1)	(32)	—	0.0
Mizuho Financial Group, Inc.	(33)	(318)	—	0.0
Sumitomo Mitsui Financial Group, Inc.	(12)	(283)	—	0.0
Takeda Pharmaceutical Co. Ltd.	(1)	(22)	—	0.0
Toyota Motor Corp.	(3)	(535)	—	0.0

SEE NOTES TO FINANCIAL STATEMENTS.

542	SIX CIRCLES TRUST	JUNE 30, 2026

REFERENCE ENTITY	SHARES	NOTIONAL VALUE (2)	UNREALIZED APPRECIATION (DEPRECIATION) ($) (3)	PERCENTAGE OF NET ASSETS (%)
Short Positions — continued
Common Stocks — continued

Luxembourg
Millicom International Cellular SA	(1)	(97)	—	0.0

Mexico
America Movil SAB de CV	(11)	(297)	—	0.0
Fomento Economico Mexicano SAB de CV	— (h)	(47)	—	0.0
Grupo Aeroportuario del Pacifico SAB de CV	— (h)	(98)	—	0.0
Grupo Aeroportuario del Sureste SAB de CV	— (h)	(70)	—	0.0
Vista Energy SAB de CV	— (h)	(23)	—	0.0

Netherlands
Magnum Ice Cream Co. NV/The	(2)	(41)	—	0.0
Newamsterdam Pharma Co. NV	— (h)	(6)	—	0.0
QIAGEN NV	(3)	(105)	—	0.0

Norway
Equinor ASA	(3)	(108)	—	0.0

Peru
Credicorp Ltd.	(1)	(215)	—	0.0

Singapore
Grab Holdings Ltd.	(55)	(209)	—	0.0
Up Fintech Holding Ltd.	(4)	(18)	—	0.0

South Africa
Gold Fields Ltd.	— (h)	(15)	—	0.0
Harmony Gold Mining Co. Ltd.	(2)	(24)	—	0.0
Sasol Ltd.	(1)	(11)	—	0.0

South Korea
KB Financial Group, Inc.	— (h)	(29)	—	0.0

Switzerland
Novartis AG	(6)	(922)	—	0.0
On Holding AG	— (h)	(4)	—	0.0
Sportradar Group AG	(7)	(112)	—	0.0
UBS Group AG	(8)	(392)	—	0.0

Thailand
Fabrinet	(1)	(440)	—	0.0

United Kingdom
Aon plc	— (h)	(141)	—	0.0
ARM Holdings plc	(2)	(789)	—	0.0
Capri Holdings Ltd.	(1)	(24)	—	0.0
Coca-Cola Europacific Partners plc	(2)	(155)	—	0.0
Diageo plc	(1)	(106)	—	0.0
Genius Sports Ltd.	(3)	(16)	—	0.0
GSK plc	(13)	(674)	—	0.0
HSBC Holdings plc	(2)	(161)	—	0.0
Klarna Group plc	— (h)	(9)	—	0.0
LivaNova plc	(1)	(52)	—	0.0
Marex Group plc	(1)	(31)	—	0.0
nVent Electric plc	(2)	(320)	—	0.0
Pentair plc	(1)	(57)	—	0.0

SEE NOTES TO FINANCIAL STATEMENTS.

JUNE 30, 2026	SIX CIRCLES TRUST	543

Six Circles Multi-Strategy Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JUNE 30, 2026 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

REFERENCE ENTITY	SHARES	NOTIONAL VALUE (2)	UNREALIZED APPRECIATION (DEPRECIATION) ($) (3)	PERCENTAGE OF NET ASSETS (%)
Short Positions — continued
Common Stocks — continued

United States
10X Genomics, Inc.	(1)	(33)	—	0.0
AAON, Inc.	(1)	(76)	—	0.0
AAR Corp.	(1)	(131)	—	0.0
ABM Industries, Inc.	(4)	(157)	—	0.0
Acadia Healthcare Co., Inc.	(1)	(23)	—	0.0
ACM Research, Inc.	(1)	(64)	—	0.0
ACV Auctions, Inc.	(3)	(22)	—	0.0
ADMA Biologics, Inc.	(4)	(35)	—	0.0
AeroVironment, Inc.	(2)	(400)	—	0.0
Akamai Technologies, Inc.	(1)	(107)	—	0.0
Alamo Group, Inc.	— (h)	(28)	—	0.0
Alignment Healthcare, Inc.	(2)	(40)	—	0.0
Alkami Technology, Inc.	(5)	(86)	—	0.0
Allegiant Travel Co.	(1)	(122)	—	0.0
Allstate Corp. (The)	(1)	(262)	—	0.0
Alphabet, Inc.	(1)	(293)	—	0.0
Alphatec Holdings, Inc.	(3)	(25)	—	0.0
Ambarella, Inc.	— (h)	(35)	—	0.0
Amentum Holdings, Inc.	(4)	(88)	—	0.0
American Healthcare REIT, Inc.	(2)	(117)	—	0.0
American Superconductor Corp.	(1)	(54)	—	0.0
Americold Realty Trust, Inc.	(4)	(59)	—	0.0
AMETEK, Inc.	(1)	(245)	—	0.0
Amgen, Inc.	(1)	(409)	—	0.0
Amneal Pharmaceuticals, Inc.	(5)	(85)	—	0.0
Amprius Technologies, Inc.	(2)	(26)	—	0.0
Amylyx Pharmaceuticals, Inc.	— (h)	(3)	—	0.0
Analog Devices, Inc.	(1)	(535)	—	0.0
Andersons, Inc. (The)	— (h)	(2)	—	0.0
Anglogold Ashanti Plc	(2)	(198)	—	0.0
ANI Pharmaceuticals, Inc.	— (h)	(40)	—	0.0
Annaly Capital Management, Inc.	(11)	(256)	—	0.0
Antero Midstream Corp.	(3)	(79)	—	0.0
API Group Corp.	(4)	(178)	—	0.0
Apollo Global Management, Inc.	(13)	(1,506)	—	0.0
Appfolio, Inc.	(1)	(161)	—	0.0
Applied Digital Corp.	(6)	(239)	—	0.0
AppLovin Corp.	(1)	(685)	—	0.0
ArcBest Corp.	— (h)	(10)	—	0.0
Archrock, Inc.	(1)	(35)	—	0.0
Arcus Biosciences, Inc.	(1)	(32)	—	0.0
Arcutis Biotherapeutics, Inc.	(1)	(15)	—	0.0
Ares Management Corp.	— (h)	(43)	—	0.0
Arista Networks, Inc.	(1)	(214)	—	0.0
Arrowhead Pharmaceuticals, Inc.	(3)	(245)	—	0.0
Asana, Inc.	(6)	(42)	—	0.0
ASP Isotopes, Inc.	(4)	(23)	—	0.0
Associated Banc-Corp.	(1)	(22)	—	0.0
AST SpaceMobile, Inc.	(4)	(363)	—	0.0
Astera Labs, Inc.	(1)	(677)	—	0.0
Atkore, Inc.	— (h)	(17)	—	0.0
Atlantic Union Bankshares Corp.	(2)	(86)	—	0.0

SEE NOTES TO FINANCIAL STATEMENTS.

544	SIX CIRCLES TRUST	JUNE 30, 2026

REFERENCE ENTITY	SHARES	NOTIONAL VALUE (2)	UNREALIZED APPRECIATION (DEPRECIATION) ($) (3)	PERCENTAGE OF NET ASSETS (%)
Short Positions — continued
Common Stocks — continued

United States — continued
Atlas Energy Solutions, Inc.	(6)	(103)	—	0.0
Aura Minerals, Inc.	— (h)	(27)	—	0.0
AutoZone, Inc.	— (h)	(300)	—	0.0
Avantor, Inc.	(9)	(84)	—	0.0
Avis Budget Group, Inc.	(2)	(251)	—	0.0
Axogen, Inc.	(1)	(49)	—	0.0
Axon Enterprise, Inc.	(1)	(513)	—	0.0
Axos Financial, Inc.	(1)	(79)	—	0.0
AZZ, Inc.	— (h)	(40)	—	0.0
Baldwin Insurance Group, Inc. (The)	(4)	(109)	—	0.0
Banc of California, Inc.	— (h)	(3)	—	0.0
Baxter International, Inc.	(1)	(20)	—	0.0
Beam Therapeutics, Inc.	— (h)	(17)	—	0.0
Becton Dickinson & Co.	(6)	(975)	—	0.0
Bel Fuse, Inc.	— (h)	(8)	—	0.0
Belite Bio, Inc.	— (h)	(37)	—	0.0
Bentley Systems, Inc.	(1)	(44)	—	0.0
BeOne Medicines Ltd.	— (h)	(24)	—	0.0
Best Buy Co., Inc.	(3)	(247)	—	0.0
Beta Technologies, Inc.	— (h)	(6)	—	0.0
BigBear.ai Holdings, Inc.	(9)	(34)	—	0.0
Biogen, Inc.	— (h)	(83)	—	0.0
Bio-Rad Laboratories, Inc.	— (h)	(44)	—	0.0
BKV Corp.	(1)	(15)	—	0.0
BlackSky Technology, Inc.	(1)	(40)	—	0.0
Bloomin’ Brands, Inc.	(3)	(30)	—	0.0
Blue Owl Capital Corp.	(2)	(19)	—	0.0
Blue Owl Capital, Inc.	(10)	(85)	—	0.0
Booz Allen Hamilton Holding Corp.	(1)	(35)	—	0.0
Boyd Gaming Corp.	(1)	(110)	—	0.0
Braze, Inc.	(2)	(33)	—	0.0
Bridgebio Pharma, Inc.	(1)	(76)	—	0.0
Bright Horizons Family Solutions, Inc.	(2)	(144)	—	0.0
BrightSpring Health Services, Inc.	(5)	(366)	—	0.0
Brinker International, Inc.	(2)	(410)	—	0.0
Brixmor Property Group, Inc.	(2)	(67)	—	0.0
Broadcom, Inc.	(3)	(1,098)	—	0.0
Brown-Forman Corp.	(5)	(144)	—	0.0
Bruker Corp.	(3)	(185)	—	0.0
Build-A-Bear Workshop, Inc.	(1)	(38)	—	0.0
Bunge Global SA	(3)	(270)	—	0.0
BWX Technologies, Inc.	— (h)	(38)	—	0.0
CACI International, Inc.	— (h)	(99)	—	0.0
Cactus, Inc.	(2)	(77)	—	0.0
Cadence Design Systems, Inc.	(1)	(415)	—	0.0
California Resources Corp.	(2)	(81)	—	0.0
Cal-Maine Foods, Inc.	(4)	(321)	—	0.0
Calumet, Inc.	(1)	(21)	—	0.0
Campbell’s Company (The)	(2)	(47)	—	0.0
Camping World Holdings, Inc.	(9)	(68)	—	0.0
Cardinal Health, Inc.	(2)	(588)	—	0.0
Carrier Global Corp.	(4)	(287)	—	0.0

SEE NOTES TO FINANCIAL STATEMENTS.

JUNE 30, 2026	SIX CIRCLES TRUST	545

Six Circles Multi-Strategy Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JUNE 30, 2026 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

REFERENCE ENTITY	SHARES	NOTIONAL VALUE (2)	UNREALIZED APPRECIATION (DEPRECIATION) ($) (3)	PERCENTAGE OF NET ASSETS (%)
Short Positions — continued
Common Stocks — continued

United States — continued
Carvana Co.	(15)	(960)	—	0.0
Casella Waste Systems, Inc.	(1)	(90)	—	0.0
Casey’s General Stores, Inc.	— (h)	(254)	—	0.0
Cava Group, Inc.	(1)	(40)	—	0.0
Cboe Global Markets, Inc.	(1)	(177)	—	0.0
CCC Intelligent Solutions Holdings, Inc.	(25)	(130)	—	0.0
CDW Corp	— (h)	(13)	—	0.0
CECO Environmental Corp.	(1)	(60)	—	0.0
CenterPoint Energy, Inc.	(2)	(107)	—	0.0
Centrus Energy Corp.	— (h)	(67)	—	0.0
Centuri Holdings, Inc.	(3)	(81)	—	0.0
Century Aluminum Co.	(1)	(47)	—	0.0
Certara, Inc.	(4)	(29)	—	0.0
CG oncology, Inc.	(1)	(86)	—	0.0
CH Robinson Worldwide, Inc.	— (h)	(77)	—	0.0
Charles River Laboratories International, Inc.	(2)	(369)	—	0.0
Charter Communications, Inc.	(3)	(466)	—	0.0
Cheesecake Factory, Inc. (The)	(2)	(132)	—	0.0
Chefs’ Warehouse, Inc. (The)	(1)	(49)	—	0.0
Chesapeake Utilities Corp.	— (h)	(14)	—	0.0
Choice Hotels International, Inc.	(1)	(140)	—	0.0
Chord Energy Corp.	(1)	(134)	—	0.0
Church & Dwight Co., Inc.	(2)	(186)	—	0.0
Churchill Downs, Inc.	(3)	(238)	—	0.0
Cipher Digital, Inc.	(21)	(505)	—	0.0
Circle Internet Group, Inc.	(6)	(357)	—	0.0
Cisco Systems, Inc.	(10)	(1,208)	—	0.0
Clean Harbors, Inc.	— (h)	(15)	—	0.0
Clearway Energy, Inc.	(1)	(44)	—	0.0
Cloudflare, Inc.	(3)	(627)	—	0.0
CMS Energy Corp.	(1)	(52)	—	0.0
Coca-Cola Consolidated, Inc.	— (h)	(4)	—	0.0
Coeur Mining, Inc.	(20)	(330)	—	0.0
Cogent Communications Holdings, Inc.	(2)	(33)	—	0.0
Coherent Corp.	(1)	(320)	—	0.0
Coinbase Global, Inc.	(4)	(579)	—	0.0
Colgate-Palmolive Co.	(5)	(476)	—	0.0
Columbia Banking System, Inc.	(2)	(68)	—	0.0
Comfort Systems USA, Inc.	— (h)	(89)	—	0.0
Commercial Metals Co.	(1)	(43)	—	0.0
Comstock Resources, Inc.	(6)	(87)	—	0.0
Concentra Group Holdings Parent, Inc.	(1)	(24)	—	0.0
Concentrix Corp.	(1)	(22)	—	0.0
CONMED Corp.	— (h)	(3)	—	0.0
Constellation Brands, Inc.	(4)	(545)	—	0.0
Constellation Energy Corp.	(2)	(387)	—	0.0
Construction Partners, Inc.	(1)	(143)	—	0.0
Core & Main, Inc.	(2)	(99)	—	0.0
Core Natural Resources, Inc.	(1)	(55)	—	0.0
CoreWeave, Inc.	(6)	(568)	—	0.0
Corning, Inc.	(3)	(643)	—	0.0
Corpay, Inc.	(1)	(400)	—	0.0

SEE NOTES TO FINANCIAL STATEMENTS.

546	SIX CIRCLES TRUST	JUNE 30, 2026

REFERENCE ENTITY	SHARES	NOTIONAL VALUE (2)	UNREALIZED APPRECIATION (DEPRECIATION) ($) (3)	PERCENTAGE OF NET ASSETS (%)
Short Positions — continued
Common Stocks — continued

United States — continued
Corteva, Inc.	(4)	(306)	—	0.0
Corvus Pharmaceuticals, Inc.	(1)	(21)	—	0.0
Costco Wholesale Corp.	— (h)	(266)	—	0.0
Coursera, Inc.	(8)	(45)	—	0.0
Cousins Properties, Inc.	(2)	(48)	—	0.0
Cracker Barrel Old Country Store, Inc.	— (h)	(26)	—	0.0
Crescent Energy Co.	(10)	(94)	—	0.0
Crocs, Inc.	(1)	(160)	—	0.0
Crowdstrike Holdings, Inc.	(1)	(692)	—	0.0
Crown Castle, Inc.	(4)	(329)	—	0.0
CSW Industrials, Inc.	— (h)	(120)	—	0.0
CubeSmart	(1)	(27)	—	0.0
Cushman & Wakefield Ltd.	(3)	(38)	—	0.0
Customers Bancorp, Inc.	— (h)	(12)	—	0.0
CVR Energy, Inc.	(2)	(51)	—	0.0
CVS Health Corp.	(3)	(318)	—	0.0
Cytokinetics, Inc.	— (h)	(21)	—	0.0
Darden Restaurants, Inc.	(3)	(545)	—	0.0
Darling Ingredients, Inc.	(2)	(117)	—	0.0
Datadog, Inc.	(2)	(391)	—	0.0
Dave, Inc.	— (h)	(37)	—	0.0
DaVita, Inc.	(1)	(213)	—	0.0
Deere & Co.	— (h)	(10)	—	0.0
Delek US Holdings, Inc.	— (h)	(14)	—	0.0
Delta Air Lines, Inc.	(5)	(442)	—	0.0
Denali Therapeutics, Inc.	(2)	(57)	—	0.0
Diamondback Energy, Inc.	(3)	(607)	—	0.0
Dianthus Therapeutics, Inc.	— (h)	(20)	—	0.0
Dick’s Sporting Goods, Inc.	(1)	(159)	—	0.0
Diebold Nixdorf, Inc.	— (h)	(15)	—	0.0
Digital Realty Trust, Inc.	(3)	(514)	—	0.0
DigitalOcean Holdings, Inc.	— (h)	(5)	—	0.0
Diodes, Inc.	— (h)	(35)	—	0.0
Disc Medicine, Inc.	(1)	(60)	—	0.0
DNOW, Inc.	(5)	(62)	—	0.0
Domino’s Pizza, Inc.	— (h)	(76)	—	0.0
DraftKings, Inc.	(4)	(110)	—	0.0
Driven Brands Holdings, Inc.	(1)	(11)	—	0.0
Dropbox, Inc.	(2)	(42)	—	0.0
DT Midstream, Inc.	— (h)	(20)	—	0.0
DTE Energy Co.	— (h)	(68)	—	0.0
Ducommun, Inc.	— (h)	(19)	—	0.0
Duolingo, Inc.	— (h)	(41)	—	0.0
D-Wave Quantum, Inc.	(19)	(463)	—	0.0
DXP Enterprises, Inc./TX	— (h)	(41)	—	0.0
Dycom Industries, Inc.	(1)	(265)	—	0.0
Dyne Therapeutics, Inc.	(2)	(54)	—	0.0
Eastern Bankshares, Inc.	— (h)	(8)	—	0.0
EastGroup Properties, Inc.	— (h)	(97)	—	0.0
Edgewell Personal Care Co.	— (h)	(12)	—	0.0
Edgewise Therapeutics, Inc.	— (h)	(16)	—	0.0
Edwards Lifesciences Corp.	(1)	(123)	—	0.0

SEE NOTES TO FINANCIAL STATEMENTS.

JUNE 30, 2026	SIX CIRCLES TRUST	547

Six Circles Multi-Strategy Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JUNE 30, 2026 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

REFERENCE ENTITY	SHARES	NOTIONAL VALUE (2)	UNREALIZED APPRECIATION (DEPRECIATION) ($) (3)	PERCENTAGE OF NET ASSETS (%)
Short Positions — continued
Common Stocks — continued

United States — continued
Elanco Animal Health, Inc.	(3)	(62)	—	0.0
Element Solutions, Inc.	(3)	(143)	—	0.0
Elevance Health, Inc.	— (h)	(136)	—	0.0
elf Beauty, Inc.	(4)	(332)	—	0.0
Emerson Electric Co.	(3)	(372)	—	0.0
Energizer Holdings, Inc.	(3)	(61)	—	0.0
EnerSys	— (h)	(68)	—	0.0
Enliven Therapeutics, Inc.	— (h)	(10)	—	0.0
Enovis Corp.	(1)	(14)	—	0.0
Ensign Group, Inc. (The)	— (h)	(5)	—	0.0
Entegris, Inc.	(3)	(550)	—	0.0
Enviri Corp.	— (h)	(6)	—	0.0
EOG Resources, Inc.	— (h)	(20)	—	0.0
EPR Properties	(1)	(66)	—	0.0
Equinix, Inc.	(1)	(584)	—	0.0
EquipmentShare.com, Inc.	(1)	(10)	—	0.0
Equity LifeStyle Properties, Inc.	(1)	(80)	—	0.0
Equity Residential	(2)	(159)	—	0.0
Esab Corp.	— (h)	(41)	—	0.0
Etsy, Inc.	(1)	(43)	—	0.0
Euronet Worldwide, Inc.	(2)	(112)	—	0.0
Eversource Energy	(1)	(39)	—	0.0
Extra Space Storage, Inc.	(1)	(80)	—	0.0
Exxon Mobil Corp.	(2)	(278)	—	0.0
FactSet Research Systems, Inc.	— (h)	(96)	—	0.0
Fair Isaac Corp.	— (h)	(104)	—	0.0
Fastenal Co.	(8)	(372)	—	0.0
Fastly, Inc.	(1)	(15)	—	0.0
FB Financial Corp.	— (h)	(22)	—	0.0
Federal Realty Investment Trust	(1)	(77)	—	0.0
Federal Signal Corp.	— (h)	(14)	—	0.0
Ferguson Enterprises, Inc.	(2)	(489)	—	0.0
Fidelity National Financial, Inc.	— (h)	(12)	—	0.0
Fifth Third Bancorp	(12)	(704)	—	0.0
Figure Technology Solutions, Inc.	(5)	(167)	—	0.0
First Financial Bancorp	(1)	(29)	—	0.0
First Financial Bankshares, Inc.	— (h)	(7)	—	0.0
First Industrial Realty Trust, Inc.	(2)	(106)	—	0.0
FirstCash Holdings, Inc.	(1)	(226)	—	0.0
FirstEnergy Corp.	(1)	(46)	—	0.0
Fiserv, Inc.	(11)	(547)	—	0.0
Floor & Decor Holdings, Inc.	(1)	(78)	—	0.0
Flywire Corp.	(1)	(20)	—	0.0
FNB Corp/PA	(1)	(27)	—	0.0
FormFactor, Inc.	— (h)	(7)	—	0.0
Fortinet, Inc.	(2)	(367)	—	0.0
Fortrea Holdings, Inc.	(1)	(10)	—	0.0
Fortune Brands Innovations, Inc.	(3)	(140)	—	0.0
Forward Air Corp.	(1)	(15)	—	0.0
FTAI Aviation Ltd.	(1)	(223)	—	0.0
Fulton Financial Corp.	(3)	(83)	—	0.0
GameStop Corp.	(11)	(242)	—	0.0

SEE NOTES TO FINANCIAL STATEMENTS.

548	SIX CIRCLES TRUST	JUNE 30, 2026

REFERENCE ENTITY	SHARES	NOTIONAL VALUE (2)	UNREALIZED APPRECIATION (DEPRECIATION) ($) (3)	PERCENTAGE OF NET ASSETS (%)
Short Positions — continued
Common Stocks — continued

United States — continued
Gaming and Leisure Properties, Inc.	— (h)	(12)	—	0.0
GATX Corp.	— (h)	(4)	—	0.0
GE HealthCare Technologies, Inc.	(1)	(89)	—	0.0
GeneDx Holdings Corp.	(1)	(39)	—	0.0
Generac Holdings, Inc.	(1)	(224)	—	0.0
Genpact Ltd.	(2)	(49)	—	0.0
Genuine Parts Co.	(1)	(124)	—	0.0
GEO Group, Inc. (The)	(3)	(96)	—	0.0
Glacier Bancorp, Inc.	(2)	(96)	—	0.0
Glaukos Corp.	— (h)	(50)	—	0.0
Global Payments, Inc.	(2)	(143)	—	0.0
GLOBALFOUNDRIES, Inc.	(5)	(376)	—	0.0
Goodyear Tire & Rubber Co. (The)	(3)	(21)	—	0.0
Goosehead Insurance, Inc.	— (h)	(11)	—	0.0
GPGI, Inc.	(6)	(89)	—	0.0
Green Brick Partners, Inc.	— (h)	(21)	—	0.0
Griffon Corp.	— (h)	(19)	—	0.0
Grindr, Inc.	— (h)	(3)	—	0.0
Groupon, Inc.	(5)	(117)	—	0.0
Guidewire Software, Inc.	— (h)	(55)	—	0.0
Gulfport Energy Corp.	— (h)	(5)	—	0.0
GXO Logistics, Inc.	(2)	(93)	—	0.0
Haemonetics Corp.	(1)	(44)	—	0.0
Hancock Whitney Corp.	— (h)	(7)	—	0.0
Happen, Inc.	(1)	(24)	—	0.0
Harrow, Inc.	(1)	(45)	—	0.0
Hasbro, Inc.	(1)	(43)	—	0.0
Hawaiian Electric Industries, Inc.	(3)	(37)	—	0.0
Hawkins, Inc.	— (h)	(25)	—	0.0
Hayward Holdings, Inc.	(4)	(78)	—	0.0
HB Fuller Co.	— (h)	(12)	—	0.0
Healthpeak Properties, Inc.	(9)	(193)	—	0.0
HeartFlow, Inc.	(1)	(30)	—	0.0
Helmerich & Payne, Inc.	(1)	(36)	—	0.0
Herbalife Ltd.	(6)	(73)	—	0.0
Herc Holdings, Inc.	— (h)	(18)	—	0.0
Hercules Capital, Inc.	— (h)	(6)	—	0.0
Hewlett Packard Enterprise Co.	(18)	(810)	—	0.0
HF Sinclair Corp.	(2)	(113)	—	0.0
Hilton Grand Vacations, Inc.	(1)	(30)	—	0.0
Home BancShares, Inc./AR	(1)	(19)	—	0.0
Home Depot, Inc. (The)	— (h)	(120)	—	0.0
Howard Hughes Holdings, Inc.	— (h)	(5)	—	0.0
Hub Group, Inc.	(1)	(35)	—	0.0
Hubbell, Inc.	(1)	(353)	—	0.0
Hut 8 Corp.	— (h)	(46)	—	0.0
Hyatt Hotels Corp.	(1)	(284)	—	0.0
Hycroft Mining Holding Corp.	(2)	(44)	—	0.0
ICU Medical, Inc.	— (h)	(23)	—	0.0
Ideaya Biosciences, Inc.	— (h)	(10)	—	0.0
Illumina, Inc.	(1)	(202)	—	0.0
Immunome, Inc.	(2)	(42)	—	0.0

SEE NOTES TO FINANCIAL STATEMENTS.

JUNE 30, 2026	SIX CIRCLES TRUST	549

Six Circles Multi-Strategy Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JUNE 30, 2026 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

REFERENCE ENTITY	SHARES	NOTIONAL VALUE (2)	UNREALIZED APPRECIATION (DEPRECIATION) ($) (3)	PERCENTAGE OF NET ASSETS (%)
Short Positions — continued
Common Stocks — continued

United States — continued
Impinj, Inc.	(1)	(82)	—	0.0
Independence Realty Trust, Inc.	(2)	(32)	—	0.0
Ingersoll Rand, Inc.	(2)	(130)	—	0.0
Integer Holdings Corp.	(1)	(128)	—	0.0
Interactive Brokers Group, Inc.	(1)	(111)	—	0.0
International Flavors & Fragrances, Inc.	(2)	(135)	—	0.0
International Seaways, Inc.	(1)	(66)	—	0.0
Interparfums, Inc.	— (h)	(20)	—	0.0
IPG Photonics Corp.	(1)	(74)	—	0.0
IQVIA Holdings, Inc.	(3)	(631)	—	0.0
Iridium Communications, Inc.	(2)	(117)	—	0.0
Iron Mountain, Inc.	(2)	(212)	—	0.0
Itron, Inc.	— (h)	(30)	—	0.0
JB Hunt Transport Services, Inc.	(1)	(285)	—	0.0
JBT Marel Corp.	(1)	(74)	—	0.0
JFrog Ltd.	(2)	(167)	—	0.0
Johnson & Johnson	(2)	(602)	—	0.0
Jones Lang LaSalle, Inc.	— (h)	(26)	—	0.0
Kadant, Inc.	— (h)	(60)	—	0.0
Kaiser Aluminum Corp.	— (h)	(8)	—	0.0
Karman Holdings, Inc.	(1)	(49)	—	0.0
Kemper Corp.	(1)	(32)	—	0.0
Kinsale Capital Group, Inc.	— (h)	(49)	—	0.0
Kirby Corp.	(1)	(99)	—	0.0
Kite Realty Group Trust	— (h)	(9)	—	0.0
Knife River Corp.	— (h)	(23)	—	0.0
Knight-Swift Transportation Holdings, Inc.	(3)	(199)	—	0.0
Kodiak Gas Services, Inc.	(1)	(58)	—	0.0
Kontoor Brands, Inc.	(1)	(78)	—	0.0
Korn Ferry	— (h)	(15)	—	0.0
Kratos Defense & Security Solutions, Inc.	(4)	(203)	—	0.0
Krystal Biotech, Inc.	— (h)	(159)	—	0.0
Kura Sushi USA, Inc.	— (h)	(28)	—	0.0
Kymera Therapeutics, Inc.	(1)	(147)	—	0.0
Kyndryl Holdings, Inc.	(7)	(78)	—	0.0
Lamar Advertising Co.	— (h)	(24)	—	0.0
Lamb Weston Holdings, Inc.	(4)	(192)	—	0.0
Lantheus Holdings, Inc.	(1)	(96)	—	0.0
Las Vegas Sands Corp.	(5)	(234)	—	0.0
Lattice Semiconductor Corp.	— (h)	(10)	—	0.0
Laureate Education, Inc.	(2)	(63)	—	0.0
Lear Corp.	— (h)	(6)	—	0.0
Legence Corp.	(1)	(96)	—	0.0
Legend Biotech Corp.	(2)	(56)	—	0.0
Lennox International, Inc.	— (h)	(158)	—	0.0
Leonardo DRS, Inc.	(1)	(49)	—	0.0
Liberty Live Holdings, Inc.	— (h)	(11)	—	0.0
Life Time Group Holdings, Inc.	(3)	(125)	—	0.0
Life360, Inc.	— (h)	(11)	—	0.0
Ligand Pharmaceuticals, Inc.	— (h)	(14)	—	0.0
Limbach Holdings, Inc.	— (h)	(2)	—	0.0
Linde plc	(1)	(713)	—	0.0

SEE NOTES TO FINANCIAL STATEMENTS.

550	SIX CIRCLES TRUST	JUNE 30, 2026

REFERENCE ENTITY	SHARES	NOTIONAL VALUE (2)	UNREALIZED APPRECIATION (DEPRECIATION) ($) (3)	PERCENTAGE OF NET ASSETS (%)
Short Positions — continued
Common Stocks — continued

United States — continued
Lithia Motors, Inc.	(1)	(236)	—	0.0
Littelfuse, Inc.	— (h)	(74)	—	0.0
Live Nation Entertainment, Inc.	(6)	(1,052)	—	0.0
LKQ Corp.	(4)	(114)	—	0.0
Loar Holdings, Inc.	(3)	(257)	—	0.0
Louisiana-Pacific Corp.	(1)	(53)	—	0.0
Lowe’s Cos., Inc.	— (h)	(35)	—	0.0
LPL Financial Holdings, Inc.	(1)	(412)	—	0.0
Lyft, Inc.	(21)	(300)	—	0.0
LyondellBasell Industries NV	(3)	(148)	—	0.0
M&T Bank Corp.	— (h)	(90)	—	0.0
Macerich Co. (The)	(5)	(130)	—	0.0
MACOM Technology Solutions Holdings, Inc.	(1)	(385)	—	0.0
Madison Square Garden Entertainment Corp.	— (h)	(10)	—	0.0
Madison Square Garden Sports Corp.	(1)	(210)	—	0.0
Madrigal Pharmaceuticals, Inc.	— (h)	(33)	—	0.0
Magnite, Inc.	(7)	(141)	—	0.0
MarketAxess Holdings, Inc.	(1)	(106)	—	0.0
Marriott Vacations Worldwide Corp.	(2)	(191)	—	0.0
Masco Corp.	(1)	(62)	—	0.0
MasTec, Inc.	(1)	(337)	—	0.0
Matador Resources Co.	(1)	(72)	—	0.0
Maximus, Inc.	— (h)	(10)	—	0.0
Maze Therapeutics, Inc.	— (h)	(9)	—	0.0
McGrath RentCorp.	— (h)	(17)	—	0.0
Medline, Inc.	(5)	(215)	—	0.0
Merck & Co., Inc.	(3)	(392)	—	0.0
Mercury General Corp.	— (h)	(22)	—	0.0
Mercury Systems, Inc.	(1)	(127)	—	0.0
MGM Resorts International	(11)	(516)	—	0.0
Microchip Technology, Inc.	(1)	(84)	—	0.0
Mirion Technologies, Inc.	(21)	(369)	—	0.0
Modine Manufacturing Co.	— (h)	(100)	—	0.0
Moelis & Co.	— (h)	(15)	—	0.0
Molina Healthcare, Inc.	— (h)	(69)	—	0.0
Mondelez International, Inc.	(4)	(232)	—	0.0
Monolithic Power Systems, Inc.	(1)	(1,046)	—	0.0
Monster Beverage Corp.	(6)	(552)	—	0.0
MSC Industrial Direct Co., Inc.	— (h)	(57)	—	0.0
National Energy Services Reunited Corp.	(2)	(66)	—	0.0
National Fuel Gas Co.	(1)	(46)	—	0.0
National Vision Holdings, Inc.	(5)	(88)	—	0.0
Navan, Inc.	— (h)	(8)	—	0.0
Navitas Semiconductor Corp.	(2)	(28)	—	0.0
nCino, Inc.	(3)	(44)	—	0.0
Neogen Corp.	(9)	(79)	—	0.0
NeoGenomics, Inc.	(4)	(64)	—	0.0
Neptune Insurance Holdings, Inc.	— (h)	(4)	—	0.0
Netflix, Inc.	(11)	(789)	—	0.0
New York Times Co. (The)	(1)	(88)	—	0.0
Nexstar Media Group, Inc.	— (h)	(68)	—	0.0
NextDecade Corp.	(5)	(40)	—	0.0

SEE NOTES TO FINANCIAL STATEMENTS.

JUNE 30, 2026	SIX CIRCLES TRUST	551

Six Circles Multi-Strategy Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JUNE 30, 2026 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

REFERENCE ENTITY	SHARES	NOTIONAL VALUE (2)	UNREALIZED APPRECIATION (DEPRECIATION) ($) (3)	PERCENTAGE OF NET ASSETS (%)
Short Positions — continued
Common Stocks — continued

United States — continued
NextEra Energy, Inc.	(4)	(373)	—	0.0
NextNav, Inc.	(3)	(51)	—	0.0
Nextpower, Inc.	(5)	(581)	—	0.0
NIKE, Inc.	(1)	(54)	—	0.0
Noble Corp. plc	(6)	(236)	—	0.0
Northern Oil & Gas, Inc.	(2)	(31)	—	0.0
Novanta, Inc.	(1)	(232)	—	0.0
Nucor Corp.	— (h)	(66)	—	0.0
Nurix Therapeutics, Inc.	(1)	(33)	—	0.0
Nutanix, Inc.	(4)	(220)	—	0.0
NVIDIA Corp.	(2)	(444)	—	0.0
Oceaneering International, Inc.	(1)	(35)	—	0.0
Ocular Therapeutix, Inc.	(9)	(84)	—	0.0
Oklo, Inc.	(7)	(350)	—	0.0
Okta, Inc.	(4)	(545)	—	0.0
Old Dominion Freight Line, Inc.	— (h)	(68)	—	0.0
Old National Bancorp	(6)	(165)	—	0.0
Olema Pharmaceuticals, Inc.	(2)	(19)	—	0.0
Ollie’s Bargain Outlet Holdings, Inc.	(1)	(63)	—	0.0
Omega Healthcare Investors, Inc.	(1)	(28)	—	0.0
Omnicell, Inc.	— (h)	(16)	—	0.0
Omnicom Group, Inc.	(7)	(488)	—	0.0
ONEOK, Inc.	(7)	(616)	—	0.0
Oracle Corp.	(3)	(445)	—	0.0
Oruka Therapeutics, Inc.	— (h)	(7)	—	0.0
Oshkosh Corp.	(1)	(114)	—	0.0
OSI Systems, Inc.	(1)	(178)	—	0.0
Ouster, Inc.	(2)	(97)	—	0.0
Outfront Media, Inc.	(6)	(184)	—	0.0
Owens Corning	— (h)	(74)	—	0.0
Packaging Corp. of America	(1)	(161)	—	0.0
PACS Group, Inc.	(2)	(74)	—	0.0
Palantir Technologies, Inc.	(1)	(104)	—	0.0
Palo Alto Networks, Inc.	(7)	(2,307)	—	0.0
Palomar Holdings, Inc.	— (h)	(38)	—	0.0
Papa John’s International, Inc.	(4)	(164)	—	0.0
Par Pacific Holdings, Inc.	(1)	(76)	—	0.0
PAR Technology Corp.	(1)	(16)	—	0.0
Parsons Corp.	(2)	(93)	—	0.0
Patterson-UTI Energy, Inc.	(10)	(91)	—	0.0
Peloton Interactive, Inc.	(11)	(65)	—	0.0
Penguin Solutions, Inc.	(1)	(54)	—	0.0
Penn Entertainment, Inc.	(12)	(261)	—	0.0
PennyMac Financial Services, Inc.	— (h)	(34)	—	0.0
Penske Automotive Group, Inc.	(1)	(149)	—	0.0
Performance Food Group Co.	(3)	(309)	—	0.0
Permian Resources Corp.	(2)	(36)	—	0.0
Perpetua Resources Corp.	(2)	(35)	—	0.0
Pfizer, Inc.	(4)	(88)	—	0.0
Pinnacle Financial Partners, Inc.	(1)	(114)	—	0.0
Piper Sandler Cos.	— (h)	(3)	—	0.0
Plexus Corp.	— (h)	(93)	—	0.0

SEE NOTES TO FINANCIAL STATEMENTS.

552	SIX CIRCLES TRUST	JUNE 30, 2026

REFERENCE ENTITY	SHARES	NOTIONAL VALUE (2)	UNREALIZED APPRECIATION (DEPRECIATION) ($) (3)	PERCENTAGE OF NET ASSETS (%)
Short Positions — continued
Common Stocks — continued

United States — continued
PNC Financial Services Group, Inc. (The)	(1)	(281)	—	0.0
Pool Corp.	(1)	(161)	—	0.0
Powell Industries, Inc.	— (h)	(56)	—	0.0
Power Integrations, Inc.	(1)	(101)	—	0.0
PPG Industries, Inc.	(2)	(183)	—	0.0
Prestige Consumer Healthcare, Inc.	(2)	(82)	—	0.0
PriceSmart, Inc.	— (h)	(63)	—	0.0
Primo Brands Corp.	(1)	(23)	—	0.0
Primoris Services Corp.	(3)	(256)	—	0.0
Principal Financial Group, Inc.	— (h)	(21)	—	0.0
Privia Health Group, Inc.	(1)	(15)	—	0.0
Procore Technologies, Inc.	(1)	(27)	—	0.0
Procter & Gamble Co. (The)	(10)	(1,461)	—	0.0
Prologis, Inc.	(1)	(189)	—	0.0
ProPetro Holding Corp.	(3)	(47)	—	0.0
Prosperity Bancshares, Inc.	(1)	(40)	—	0.0
Protagonist Therapeutics, Inc.	(1)	(95)	—	0.0
Provident Financial Services, Inc.	(1)	(13)	—	0.0
Public Storage	(1)	(278)	—	0.0
PVH Corp.	(2)	(114)	—	0.0
Q2 Holdings, Inc.	(1)	(30)	—	0.0
Quaker Chemical Corp.	— (h)	(19)	—	0.0
Quanta Services, Inc.	(1)	(1,074)	—	0.0
QuantumScape Corp.	(11)	(86)	—	0.0
QuidelOrtho Corp.	(2)	(39)	—	0.0
QXO, Inc.	(14)	(249)	—	0.0
RadNet, Inc.	(2)	(129)	—	0.0
Ramaco Resources, Inc.	(8)	(106)	—	0.0
Rambus, Inc.	— (h)	(57)	—	0.0
Rayonier, Inc.	— (h)	(7)	—	0.0
RB Global, Inc.	(4)	(408)	—	0.0
RBC Bearings, Inc.	— (h)	(99)	—	0.0
RealReal, Inc. (The)	(2)	(22)	—	0.0
Realty Income Corp.	(4)	(270)	—	0.0
Red Rock Resorts, Inc.	(1)	(41)	—	0.0
Regal Rexnord Corp.	(1)	(344)	—	0.0
Regency Centers Corp.	— (h)	(19)	—	0.0
Regeneron Pharmaceuticals, Inc.	— (h)	(61)	—	0.0
Relay Therapeutics, Inc.	(2)	(33)	—	0.0
Reliance, Inc.	— (h)	(62)	—	0.0
Renasant Corp.	(1)	(61)	—	0.0
Repligen Corp.	(1)	(144)	—	0.0
Resideo Technologies, Inc.	(1)	(25)	—	0.0
ResMed, Inc.	(3)	(535)	—	0.0
Restaurant Brands International, Inc.	(2)	(124)	—	0.0
Revolution Medicines, Inc.	(4)	(825)	—	0.0
Revvity, Inc.	(6)	(642)	—	0.0
Rexford Industrial Realty, Inc.	(3)	(104)	—	0.0
Rigetti Computing, Inc.	(24)	(457)	—	0.0
Riot Platforms, Inc.	(3)	(83)	—	0.0
Rocket Cos., Inc.	(1)	(15)	—	0.0
Root, Inc./OH	— (h)	(8)	—	0.0

SEE NOTES TO FINANCIAL STATEMENTS.

JUNE 30, 2026	SIX CIRCLES TRUST	553

Six Circles Multi-Strategy Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JUNE 30, 2026 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

REFERENCE ENTITY	SHARES	NOTIONAL VALUE (2)	UNREALIZED APPRECIATION (DEPRECIATION) ($) (3)	PERCENTAGE OF NET ASSETS (%)
Short Positions — continued
Common Stocks — continued

United States — continued
Royal Caribbean Cruises Ltd.	(4)	(1,383)	—	0.0
RPM International, Inc.	— (h)	(29)	—	0.0
Rubrik, Inc.	(4)	(327)	—	0.0
Rush Enterprises, Inc.	— (h)	(5)	—	0.0
Rush Street Interactive, Inc.	— (h)	(7)	—	0.0
RXO, Inc.	(4)	(118)	—	0.0
Ryan Specialty Holdings, Inc.	— (h)	(17)	—	0.0
Ryder System, Inc.	— (h)	(17)	—	0.0
Ryman Hospitality Properties, Inc.	(1)	(116)	—	0.0
S&P Global, Inc.	(1)	(317)	—	0.0
Sable Offshore Corp.	(3)	(8)	—	0.0
SailPoint, Inc.	(8)	(117)	—	0.0
SBA Communications Corp.	— (h)	(15)	—	0.0
Science Applications International Corp.	— (h)	(13)	—	0.0
Scotts Miracle-Gro Co. (The)	(1)	(38)	—	0.0
Seacoast Banking Corp. of Florida	(1)	(39)	—	0.0
Select Water Solutions, Inc.	(1)	(15)	—	0.0
Selective Insurance Group, Inc.	— (h)	(33)	—	0.0
Sensata Technologies Holding plc	(1)	(30)	—	0.0
Sensient Technologies Corp.	— (h)	(44)	—	0.0
Service Corp. International/US	(1)	(97)	—	0.0
ServiceTitan, Inc.	— (h)	(9)	—	0.0
Sezzle, Inc.	(1)	(163)	—	0.0
Shake Shack, Inc.	— (h)	(12)	—	0.0
SharkNinja, Inc.	(6)	(933)	—	0.0
Shoals Technologies Group, Inc.	(4)	(43)	—	0.0
Signet Jewelers Ltd.	(3)	(251)	—	0.0
Silgan Holdings, Inc.	(1)	(38)	—	0.0
Simon Property Group, Inc.	— (h)	(89)	—	0.0
Simply Good Foods Co. (The)	(2)	(24)	—	0.0
SiTime Corp.	— (h)	(33)	—	0.0
Six Flags Entertainment Corp.	(6)	(133)	—	0.0
Skyward Specialty Insurance Group, Inc.	(1)	(31)	—	0.0
SL Green Realty Corp.	(2)	(86)	—	0.0
SLB Ltd.	(4)	(173)	—	0.0
Slide Insurance Holdings, Inc.	(1)	(29)	—	0.0
SLM Corp.	(3)	(80)	—	0.0
Smartstop Self Storage REIT, Inc.	— (h)	(10)	—	0.0
Snap-on, Inc.	— (h)	(145)	—	0.0
Solaris Energy Infrastructure, Inc.	(1)	(112)	—	0.0
Somnigroup International, Inc.	(3)	(206)	—	0.0
Sonoco Products Co.	(2)	(119)	—	0.0
Sonos, Inc.	(3)	(38)	—	0.0
Sotera Health Co.	(2)	(41)	—	0.0
Southern Copper Corp.	(3)	(585)	—	0.0
SOUTHSTATE BANK Corp.,	(1)	(70)	—	0.0
SPS Commerce, Inc.	— (h)	(7)	—	0.0
SPX Technologies, Inc.	(1)	(249)	—	0.0
Spyre Therapeutics, Inc.	— (h)	(25)	—	0.0
STAG Industrial, Inc.	(1)	(50)	—	0.0
StandardAero, Inc.	(10)	(293)	—	0.0
Standex International Corp.	— (h)	(143)	—	0.0

SEE NOTES TO FINANCIAL STATEMENTS.

554	SIX CIRCLES TRUST	JUNE 30, 2026

REFERENCE ENTITY	SHARES	NOTIONAL VALUE (2)	UNREALIZED APPRECIATION (DEPRECIATION) ($) (3)	PERCENTAGE OF NET ASSETS (%)
Short Positions — continued
Common Stocks — continued

United States — continued
Stanley Black & Decker, Inc.	(3)	(248)	—	0.0
Starbucks Corp.	(7)	(758)	—	0.0
Steel Dynamics, Inc.	(1)	(176)	—	0.0
StepStone Group, Inc.	(1)	(55)	—	0.0
Steven Madden Ltd.	(1)	(45)	—	0.0
Stoke Therapeutics, Inc.	(1)	(21)	—	0.0
StoneX Group, Inc.	(1)	(137)	—	0.0
Summit Therapeutics, Inc.	(6)	(81)	—	0.0
Sun Communities, Inc.	— (h)	(11)	—	0.0
Sunbelt Rentals Holdings, Inc.	— (h)	(15)	—	0.0
Sunrun, Inc.	(1)	(19)	—	0.0
Surgery Partners, Inc.	(6)	(106)	—	0.0
Sweetgreen, Inc.	(3)	(24)	—	0.0
Synopsys, Inc.	(2)	(705)	—	0.0
T1 Energy, Inc.	(24)	(225)	—	0.0
Take-Two Interactive Software, Inc.	(1)	(227)	—	0.0
Talos Energy, Inc.	(2)	(31)	—	0.0
Tango Therapeutics, Inc.	(2)	(62)	—	0.0
Targa Resources Corp.	(2)	(541)	—	0.0
Tecnoglass, Inc.	— (h)	(3)	—	0.0
Teladoc Health, Inc.	(8)	(68)	—	0.0
Teledyne Technologies, Inc.	— (h)	(142)	—	0.0
Teleflex, Inc.	— (h)	(35)	—	0.0
Tempus AI, Inc.	(3)	(155)	—	0.0
Tenet Healthcare Corp.	— (h)	(26)	—	0.0
Terawulf, Inc.	(3)	(86)	—	0.0
Tetra Tech, Inc.	(1)	(22)	—	0.0
Texas Instruments, Inc.	(2)	(447)	—	0.0
Texas Pacific Land Corp.	— (h)	(105)	—	0.0
Thermo Fisher Scientific, Inc.	— (h)	(128)	—	0.0
TIC Solutions, Inc.	(1)	(10)	—	0.0
Tidewater, Inc.	(2)	(119)	—	0.0
Timken Co. (The)	(1)	(137)	—	0.0
TKO Group Holdings, Inc.	(1)	(197)	—	0.0
TPG, Inc.	(3)	(114)	—	0.0
Tractor Supply Co.	(11)	(336)	—	0.0
TransMedics Group, Inc.	(1)	(41)	—	0.0
TransUnion	(4)	(263)	—	0.0
Travel + Leisure Co.	(2)	(186)	—	0.0
TripAdvisor, Inc.	(1)	(11)	—	0.0
Tronox Holdings plc	— (h)	(3)	—	0.0
TTM Technologies, Inc.	— (h)	(57)	—	0.0
Turning Point Brands, Inc.	— (h)	(26)	—	0.0
Twist Bioscience Corp.	(1)	(84)	—	0.0
Tyler Technologies, Inc.	— (h)	(86)	—	0.0
Tyra Biosciences, Inc.	— (h)	(5)	—	0.0
Ubiquiti, Inc.	— (h)	(142)	—	0.0
UDR, Inc.	(3)	(118)	—	0.0
UFP Technologies, Inc.	— (h)	(20)	—	0.0
UGI Corp.	(1)	(23)	—	0.0
U-Haul Holding Co.	— (h)	(11)	—	0.0
UiPath, Inc.	(4)	(40)	—	0.0

SEE NOTES TO FINANCIAL STATEMENTS.

JUNE 30, 2026	SIX CIRCLES TRUST	555

Six Circles Multi-Strategy Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JUNE 30, 2026 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

REFERENCE ENTITY	SHARES	NOTIONAL VALUE (2)	UNREALIZED APPRECIATION (DEPRECIATION) ($) (3)	PERCENTAGE OF NET ASSETS (%)
Short Positions — continued
Common Stocks — continued

United States — continued
UL Solutions, Inc.	— (h)	(7)	—	0.0
Ultragenyx Pharmaceutical, Inc.	(1)	(33)	—	0.0
UMB Financial Corp.	(1)	(133)	—	0.0
Under Armour, Inc.	(24)	(153)	—	0.0
United Parcel Service, Inc.	(5)	(545)	—	0.0
United States Lime & Minerals, Inc.	— (h)	(6)	—	0.0
UnitedHealth Group, Inc.	(2)	(869)	—	0.0
Uniti Group, Inc.	(1)	(8)	—	0.0
Unity Software, Inc.	(4)	(110)	—	0.0
Universal Technical Institute, Inc.	(2)	(97)	—	0.0
Urban Edge Properties	(1)	(17)	—	0.0
UroGen Pharma Ltd.	— (h)	(14)	—	0.0
US Bancorp	— (h)	(11)	—	0.0
US Foods Holding Corp.	(3)	(311)	—	0.0
Vail Resorts, Inc.	(1)	(202)	—	0.0
Valero Energy Corp.	— (h)	(10)	—	0.0
Valvoline, Inc.	(1)	(24)	—	0.0
Vaxcyte, Inc.	(2)	(134)	—	0.0
Ventas, Inc.	(4)	(311)	—	0.0
Veracyte, Inc.	(1)	(51)	—	0.0
VeriSign, Inc.	(1)	(207)	—	0.0
Verisk Analytics, Inc.	— (h)	(74)	—	0.0
Verizon Communications, Inc.	(39)	(1,659)	—	0.0
Vertex, Inc.	(4)	(43)	—	0.0
Vertiv Holdings Co.	(2)	(748)	—	0.0
Viasat, Inc.	(4)	(321)	—	0.0
Viatris, Inc.	(25)	(393)	—	0.0
Viavi Solutions, Inc.	(2)	(108)	—	0.0
Victory Capital Holdings, Inc.	(1)	(46)	—	0.0
Visteon Corp.	(1)	(70)	—	0.0
Voya Financial, Inc.	— (h)	(43)	—	0.0
Voyager Technologies, Inc.	(2)	(76)	—	0.0
VSE Corp.	(1)	(201)	—	0.0
Vulcan Materials Co.	— (h)	(145)	—	0.0
Warby Parker, Inc.	(4)	(134)	—	0.0
Warrior Met Coal, Inc.	— (h)	(3)	—	0.0
Waste Management, Inc.	(1)	(308)	—	0.0
Waters Corp.	(2)	(596)	—	0.0
Watsco, Inc.	(1)	(476)	—	0.0
Watts Water Technologies, Inc.	— (h)	(38)	—	0.0
Wayfair, Inc.	(5)	(470)	—	0.0
Waystar Holding Corp.	(6)	(114)	—	0.0
Welltower, Inc.	(1)	(303)	—	0.0
Wendy’s Co. (The)	(12)	(102)	—	0.0
Werner Enterprises, Inc.	(1)	(41)	—	0.0
WESCO International, Inc.	(1)	(335)	—	0.0
Western Union Co. (The)	(11)	(82)	—	0.0
Westinghouse Air Brake Technologies Corp.	(2)	(463)	—	0.0
Westlake Corp.	(1)	(55)	—	0.0
WEX, Inc.	(1)	(72)	—	0.0
Whirlpool Corp.	(3)	(107)	—	0.0
Williams Cos., Inc. (The)	(3)	(226)	—	0.0

SEE NOTES TO FINANCIAL STATEMENTS.

556	SIX CIRCLES TRUST	JUNE 30, 2026

REFERENCE ENTITY	SHARES	NOTIONAL VALUE (2)	UNREALIZED APPRECIATION (DEPRECIATION) ($) (3)	PERCENTAGE OF NET ASSETS (%)
Short Positions — continued
Common Stocks — continued

United States — continued
Williams-Sonoma, Inc.	(1)	(162)	—	0.0
WillScot Holdings Corp.	(3)	(88)	—	0.0
Wingstop, Inc.	(1)	(114)	—	0.0
Winmark Corp.	— (h)	(15)	—	0.0
Wintrust Financial Corp.	— (h)	(45)	—	0.0
WisdomTree, Inc.	(1)	(12)	—	0.0
WP Carey, Inc.	— (h)	(19)	—	0.0
Wyndham Hotels & Resorts, Inc.	(1)	(44)	—	0.0
Wynn Resorts Ltd.	(3)	(263)	—	0.0
Xylem, Inc./NY	(1)	(94)	—	0.0
Yum! Brands, Inc.	(3)	(530)	—	0.0
Zebra Technologies Corp.	— (h)	(102)	—	0.0
Ziff Davis, Inc.	— (h)	(6)	—	0.0
Zimmer Biomet Holdings, Inc.	(4)	(306)	—	0.0
Zoetis, Inc.	— (h)	(14)	—	0.0
Zoom Communications, Inc.	(3)	(288)	—	0.0
Zscaler, Inc.	(2)	(302)	—	0.0

Total Short Positions of Total Return Swaps		(124,199)	—	0.0

Total of Long and Short Positions of Total Return Swaps		(124,199)	—	0.0

COUNTERPARTY	DESCRIPTION	TERMINATION DATE	NOTIONAL VALUE (2)	NET UNREALIZED APPRECIATION/ (DEPRECIATION) ($) (3)	NET CASH AND OTHER RECEIVABLES/ PAYABLES ($)	VALUE ($)
Morgan Stanley & Co.	The Fund receives a return on portfolio of long and short equity positions and pays or receives one day FEDEF on long positions and short positions respectively, plus or minus spread (rates range from -0.88% to 0.2%) which is denominated in USD based on the local currencies of the positions within the swap	09/20/2027	128,641	—	339	339

REFERENCE ENTITY	SHARES	NOTIONAL VALUE (2)	UNREALIZED APPRECIATION (DEPRECIATION) ($) (3)	PERCENTAGE OF NET ASSETS (%)
Short Positions
Common Stocks
Australia
IREN Ltd.	(1)	(67)	—	0.0

Bermuda
Borr Drilling Ltd.	(1)	(5)	—	0.0

Netherlands
Nebius Group NV	— (h)	(29)	—	0.0
Singapore
Sea Ltd.	— (h)	(7)	—	0.0

United States
Chewy, Inc.	(2)	(39)	—	0.0

SEE NOTES TO FINANCIAL STATEMENTS.

JUNE 30, 2026	SIX CIRCLES TRUST	557

Six Circles Multi-Strategy Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JUNE 30, 2026 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

REFERENCE ENTITY	SHARES		NOTIONAL VALUE (2)	UNREALIZED APPRECIATION (DEPRECIATION) ($) (3)	PERCENTAGE OF NET ASSETS (%)
Short Positions — continued
Common Stocks — continued
United States — continued
Credo Technology Group Holding Ltd.	—	(h)	(41)	—	0.0
Expro Group Holdings NV	—	(h)	(4)	—	0.0
Infleqtion, Inc.	(1)		(12)	—	0.0
Marvell Technology, Inc.	(1)		(244)	—	0.0
Virtu Financial, Inc.	—	(h)	(20)	—	0.0
Wolverine World Wide, Inc.	—	(h)	(5)	—	0.0

Total Short Positions of Total Return Swaps			(473)	—	0.0

Long Positions
Common Stocks
Australia
Atlassian Corp.	7		558	—	0.0

Bermuda
Arch Capital Group Ltd.	4		340	—	0.0
Assured Guaranty Ltd.	1		81	—	0.0
Axis Capital Holdings Ltd.	1		139	—	0.0
DHT Holdings, Inc.	2		39	—	0.0
Essent Group Ltd.	1		69	—	0.0
Everest Group Ltd.	1		312	—	0.0
RenaissanceRe Holdings Ltd.	—	(h)	113	—	0.0
Seadrill Ltd.	—	(h)	15	—	0.0

Brazil
Embraer SA	1		40	—	0.0
Pagseguro Digital Ltd.	2		22	—	0.0

Canada
Agnico Eagle Mines Ltd.	—	(h)	30	—	0.0
Alamos Gold, Inc.	4		107	—	0.0
Aurinia Pharmaceuticals, Inc.	1		9	—	0.0
Barrick Mining Corp.	13		484	—	0.0
Celestica, Inc.	1		286	—	0.0
First Majestic Silver Corp.	5		78	—	0.0
Fortuna Mining Corp.	10		82	—	0.0
GFL Environmental, Inc.	3		126	—	0.0
IAMGOLD Corp.	8		128	—	0.0
Kinross Gold Corp.	8		178	—	0.0
Lithium Americas Corp.	10		40	—	0.0
Lithium Argentina AG	—	(h)	3	—	0.0
McEwen, Inc.	1		12	—	0.0
Pan American Silver Corp.	—	(h)	10	—	0.0
Shopify, Inc.	5		575	—	0.0
Teekay Tankers Ltd.	—	(h)	17	—	0.0
Triple Flag Precious Metals Corp.	—	(h)	8	—	0.0
Waste Connections, Inc.	2		288	—	0.0
Wheaton Precious Metals Corp.	—	(h)	6	—	0.0
Xenon Pharmaceuticals, Inc.	2		117	—	0.0

Chile
Sociedad Quimica y Minera de Chile SA	1		109	—	0.0

China
Atour Lifestyle Holdings Ltd.	—	(h)	8	—	0.0

SEE NOTES TO FINANCIAL STATEMENTS.

558	SIX CIRCLES TRUST	JUNE 30, 2026

REFERENCE ENTITY	SHARES		NOTIONAL VALUE (2)	UNREALIZED APPRECIATION (DEPRECIATION) ($) (3)	PERCENTAGE OF NET ASSETS (%)
Short Positions — continued
Common Stocks — continued

China — continued
JD.com, Inc.	—	(h)	6	—	0.0
Kanzhun Ltd.	2		27	—	0.0
NIO, Inc.	23		117	—	0.0
Pony AI, Inc.	1		6	—	0.0
Tencent Music Entertainment Group	7		59	—	0.0
Vipshop Holdings Ltd.	1		20	—	0.0
Yum China Holdings, Inc.	2		69	—	0.0
ZTO Express Cayman, Inc.	1		13	—	0.0

Denmark
Ascendis Pharma A/S	—	(h)	2	—	0.0
Genmab A/S	—	(h)	3	—	0.0

Finland
Nokia OYJ	39		522	—	0.0

France
Constellium SE	3		94	—	0.0

Germany
Deutsche Bank AG	3		91	—	0.0

Greece
Star Bulk Carriers Corp.	1		13	—	0.0

Guernsey
Super Group SGHC Ltd.	—	(h)	6	—	0.0

Hong Kong
Alibaba Group Holding Ltd.	—	(h)	27	—	0.0

India
HDFC Bank Ltd.	6		159	—	0.0
ICICI Bank Ltd.	2		65	—	0.0
Infosys Ltd.	24		248	—	0.0

Ireland
Accenture plc	1		132	—	0.0
AerCap Holdings NV	—	(h)	17	—	0.0
Alkermes plc	1		66	—	0.0
Aptiv plc	—	(h)	31	—	0.0
Medtronic plc	12		936	—	0.0
PDD Holdings, Inc.	—	(h)	7	—	0.0
Perrigo Co. plc	3		36	—	0.0
TE Connectivity plc	5		932	—	0.0
Trane Technologies plc	—	(h)	30	—	0.0

Israel
Check Point Software Technologies Ltd.	1		178	—	0.0
Mobileye Global, Inc.	3		29	—	0.0
Monday.com Ltd.	2		126	—	0.0
SolarEdge Technologies, Inc.	5		264	—	0.0
Tower Semiconductor Ltd.	—	(h)	70	—	0.0

Italy
Ferrari NV	1		255	—	0.0

SEE NOTES TO FINANCIAL STATEMENTS.

JUNE 30, 2026	SIX CIRCLES TRUST	559

Six Circles Multi-Strategy Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JUNE 30, 2026 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

REFERENCE ENTITY	SHARES		NOTIONAL VALUE (2)	UNREALIZED APPRECIATION (DEPRECIATION) ($) (3)	PERCENTAGE OF NET ASSETS (%)
Short Positions — continued
Common Stocks — continued

Jersey
Novocure Ltd.	3		41	—	0.0

Luxembourg
ArcelorMittal SA	2		109	—	0.0
Globant SA	1		17	—	0.0
Tenaris SA	—	(h)	12	—	0.0

Mexico
Cemex SAB de CV	—	(h)	3	—	0.0

Monaco
Scorpio Tankers, Inc.	1		85	—	0.0

Netherlands
Aegon Ltd.	6		48	—	0.0
Argenx SE	—	(h)	145	—	0.0
ASML Holding NV	—	(h)	601	—	0.0
Ferrovial NV	—	(h)	26	—	0.0
ING Groep NV	1		46	—	0.0
Koninklijke Philips NV	—	(h)	7	—	0.0
Stellantis NV	29		168	—	0.0

Panama
Copa Holdings SA	—	(h)	9	—	0.0

Puerto Rico
First BanCorp	1		24	—	0.0

Singapore
JOYY, Inc.	1		40	—	0.0
Kulicke & Soffa Industries, Inc.	—	(h)	36	—	0.0
Trip.com Group Ltd.	5		202	—	0.0
WaVe Life Sciences Ltd.	7		39	—	0.0

South Africa
Sibanye Stillwater Ltd.	8		65	—	0.0

South Korea
KT Corp.	4		75	—	0.0
SK Telecom Co. Ltd.	1		45	—	0.0

Sweden
Spotify Technology SA	2		741	—	0.0
Telefonaktiebolaget LM Ericsson	12		137	—	0.0

Switzerland
Alcon AG	2		146	—	0.0
Amcor plc	2		95	—	0.0
Amrize Ltd.	1		57	—	0.0
CRISPR Therapeutics AG	2		108	—	0.0
Garmin Ltd.	1		247	—	0.0
Garrett Motion, Inc.	—	(h)	9	—	0.0
Logitech International SA	1		86	—	0.0
MoonLake Immunotherapeutics	1		16	—	0.0
STMicroelectronics NV	3		230	—	0.0
Transocean Ltd.	20		96	—	0.0

SEE NOTES TO FINANCIAL STATEMENTS.

560	SIX CIRCLES TRUST	JUNE 30, 2026

REFERENCE ENTITY	SHARES		NOTIONAL VALUE (2)	UNREALIZED APPRECIATION (DEPRECIATION) ($) (3)	PERCENTAGE OF NET ASSETS (%)
Short Positions — continued
Common Stocks — continued

Taiwan
ASE Technology Holding Co. Ltd.	4		182	—	0.0
Himax Technologies, Inc.	1		16	—	0.0
Silicon Motion Technology Corp.	—	(h)	57	—	0.0
Taiwan Semiconductor Manufacturing Co. Ltd.	1		374	—	0.0
United Microelectronics Corp.	8		214	—	0.0

United Kingdom
Barclays plc	17		451	—	0.0
BP plc	12		435	—	0.0
Brightstar Lottery plc	2		21	—	0.0
British American Tobacco plc	3		209	—	0.0
CNH Industrial NV	25		281	—	0.0
Haleon plc	5		47	—	0.0
InterContinental Hotels Group plc	—	(h)	15	—	0.0
Kiniksa Pharmaceuticals International Plc	—	(h)	21	—	0.0
Lloyds Banking Group plc	16		91	—	0.0
National Grid plc	—	(h)	37	—	0.0
Pearson plc	1		15	—	0.0
RELX plc	1		44	—	0.0
Rentokil Initial plc	1		42	—	0.0
Shell plc	5		389	—	0.0
Smith & Nephew plc	1		41	—	0.0
Unilever plc	6		354	—	0.0
Willis Towers Watson plc	—	(h)	107	—	0.0

United States
3M Co.	3		552	—	0.0
A10 Networks, Inc.	—	(h)	16	—	0.0
Abbott Laboratories	2		198	—	0.0
AbbVie, Inc.	1		153	—	0.0
Abercrombie & Fitch Co.	3		260	—	0.0
Academy Sports & Outdoors, Inc.	1		34	—	0.0
Acuity, Inc.	—	(h)	156	—	0.0
Acushnet Holdings Corp.	1		67	—	0.0
Adaptive Biotechnologies Corp.	1		16	—	0.0
Addus HomeCare Corp.	—	(h)	20	—	0.0
Adient plc	3		48	—	0.0
Adobe, Inc.	3		681	—	0.0
Advanced Energy Industries, Inc.	—	(h)	64	—	0.0
Advanced Micro Devices, Inc.	1		782	—	0.0
AECOM	—	(h)	27	—	0.0
Aeva Technologies, Inc.	2		66	—	0.0
Affiliated Managers Group, Inc.	—	(h)	80	—	0.0
Affirm Holdings, Inc.	4		292	—	0.0
Aflac, Inc.	2		251	—	0.0
AGCO Corp.	1		122	—	0.0
Agilent Technologies, Inc.	—	(h)	57	—	0.0
Agios Pharmaceuticals, Inc.	2		59	—	0.0
AGNC Investment Corp.	6		65	—	0.0
Agree Realty Corp.	2		137	—	0.0
Air Products and Chemicals, Inc.	1		330	—	0.0
Airbnb, Inc.	9		1,241	—	0.0
Alarm.com Holdings, Inc.	1		59	—	0.0

SEE NOTES TO FINANCIAL STATEMENTS.

JUNE 30, 2026	SIX CIRCLES TRUST	561

Six Circles Multi-Strategy Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JUNE 30, 2026 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

REFERENCE ENTITY	SHARES		NOTIONAL VALUE (2)	UNREALIZED APPRECIATION (DEPRECIATION) ($) (3)	PERCENTAGE OF NET ASSETS (%)
Short Positions — continued
Common Stocks — continued

United States — continued
Alaska Air Group, Inc.	1		50	—	0.0
Albemarle Corp.	5		643	—	0.0
Albertsons Cos., Inc.	8		106	—	0.0
Alcoa Corp.	6		293	—	0.0
Alexandria Real Estate Equities, Inc.	5		278	—	0.0
Align Technology, Inc.	1		110	—	0.0
Alliant Energy Corp.	1		55	—	0.0
Ally Financial, Inc.	1		50	—	0.0
Alnylam Pharmaceuticals, Inc.	2		593	—	0.0
Alpha Metallurgical Resources, Inc.	—	(h)	18	—	0.0
Altria Group, Inc.	22		1,554	—	0.0
Alumis, Inc.	—	(h)	4	—	0.0
Amazon.com, Inc.	2		558	—	0.0
Amdocs Ltd.	2		101	—	0.0
Ameren Corp.	1		95	—	0.0
Ameresco, Inc.	1		24	—	0.0
American Airlines Group, Inc.	4		80	—	0.0
American Eagle Outfitters, Inc.	10		174	—	0.0
American Electric Power Co., Inc.	4		576	—	0.0
American Express Co.	1		320	—	0.0
American Financial Group, Inc./OH	1		87	—	0.0
American Homes 4 Rent	4		133	—	0.0
American International Group, Inc.	14		1,032	—	0.0
American States Water Co.	—	(h)	41	—	0.0
American Tower Corp.	1		150	—	0.0
American Water Works Co., Inc.	—	(h)	23	—	0.0
Ameriprise Financial, Inc.	—	(h)	28	—	0.0
Ameris Bancorp	—	(h)	15	—	0.0
Amkor Technology, Inc.	3		256	—	0.0
AMN Healthcare Services, Inc.	1		32	—	0.0
Amphenol Corp.	2		333	—	0.0
AnaptysBio, Inc.	—	(h)	22	—	0.0
Antero Resources Corp.	5		179	—	0.0
APA Corp.	6		194	—	0.0
Apple Hospitality REIT, Inc.	3		47	—	0.0
Apple, Inc.	1		199	—	0.0
Applied Industrial Technologies, Inc.	—	(h)	70	—	0.0
Applied Materials, Inc.	1		565	—	0.0
Aramark	1		53	—	0.0
Arbor Realty Trust, Inc.	4		19	—	0.0
Archer Aviation, Inc.	18		85	—	0.0
Argan, Inc.	—	(h)	40	—	0.0
Arlo Technologies, Inc.	2		28	—	0.0
Armstrong World Industries, Inc.	—	(h)	69	—	0.0
Array Technologies, Inc.	2		12	—	0.0
Arrow Electronics, Inc.	—	(h)	19	—	0.0
Asbury Automotive Group, Inc.	—	(h)	29	—	0.0
Ashland, Inc.	1		80	—	0.0
ATI, Inc.	1		100	—	0.0
Atmos Energy Corp.	2		275	—	0.0
Atmus Filtration Technologies, Inc.	1		55	—	0.0
Aurora Innovation, Inc.	7		51	—	0.0

SEE NOTES TO FINANCIAL STATEMENTS.

562	SIX CIRCLES TRUST	JUNE 30, 2026

REFERENCE ENTITY	SHARES		NOTIONAL VALUE (2)	UNREALIZED APPRECIATION (DEPRECIATION) ($) (3)	PERCENTAGE OF NET ASSETS (%)
Short Positions — continued
Common Stocks — continued

United States — continued
Autodesk, Inc.	2		411	—	0.0
Automatic Data Processing, Inc.	3		585	—	0.0
AutoNation, Inc.	—	(h)	11	—	0.0
AvePoint, Inc.	1		17	—	0.0
Avery Dennison Corp.	1		90	—	0.0
Avista Corp.	2		63	—	0.0
Avnet, Inc.	—	(h)	19	—	0.0
Axcelis Technologies, Inc.	—	(h)	46	—	0.0
Azenta, Inc.	1		20	—	0.0
Babcock & Wilcox Enterprises, Inc.	3		48	—	0.0
Badger Meter, Inc.	—	(h)	47	—	0.0
Balchem Corp.	—	(h)	10	—	0.0
Ball Corp.	—	(h)	21	—	0.0
Bancorp, Inc. (The)	—	(h)	20	—	0.0
Bank of America Corp.	17		972	—	0.0
Bank OZK	1		29	—	0.0
Banner Corp.	—	(h)	17	—	0.0
Bath & Body Works, Inc.	4		93	—	0.0
Beacon Financial Corp.	1		24	—	0.0
Belden, Inc.	—	(h)	28	—	0.0
BellRing Brands, Inc.	25		322	—	0.0
Berkshire Hathaway, Inc.	4		1,898	—	0.0
Biglari Holdings, Inc.	—	(h)	6	—	0.0
BILL Holdings, Inc.	1		20	—	0.0
Billiontoone, Inc.	—	(h)	5	—	0.0
BioCryst Pharmaceuticals, Inc.	1		5	—	0.0
Biohaven Ltd.	2		31	—	0.0
BioMarin Pharmaceutical, Inc.	2		138	—	0.0
BitMine Immersion Technologies, Inc.	16		214	—	0.0
BJ’s Wholesale Club Holdings, Inc.	5		414	—	0.0
Blackbaud, Inc.	2		61	—	0.0
BlackLine, Inc.	1		22	—	0.0
Blackrock, Inc.	—	(h)	280	—	0.0
Blackstone Mortgage Trust, Inc.	1		10	—	0.0
Blackstone Secured Lending Fund	—	(h)	7	—	0.0
Blackstone, Inc.	2		233	—	0.0
Bloom Energy Corp.	—	(h)	90	—	0.0
Blue Bird Corp.	1		61	—	0.0
Blue Owl Technology Finance Corp.	—	(h)	3	—	0.0
Boise Cascade Co.	1		72	—	0.0
BOK Financial Corp.	—	(h)	21	—	0.0
Booking Holdings, Inc.	2		366	—	0.0
Boot Barn Holdings, Inc.	1		105	—	0.0
BorgWarner, Inc.	4		246	—	0.0
Boston Beer Co., Inc. (The)	—	(h)	29	—	0.0
Boston Scientific Corp.	14		594	—	0.0
Box, Inc.	6		153	—	0.0
Brady Corp.	—	(h)	46	—	0.0
Bread Financial Holdings, Inc.	2		217	—	0.0
Brink’s Co. (The)	—	(h)	17	—	0.0
Bristol-Myers Squibb Co.	1		62	—	0.0
Broadridge Financial Solutions, Inc.	2		215	—	0.0

SEE NOTES TO FINANCIAL STATEMENTS.

JUNE 30, 2026	SIX CIRCLES TRUST	563

Six Circles Multi-Strategy Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JUNE 30, 2026 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

REFERENCE ENTITY	SHARES		NOTIONAL VALUE (2)	UNREALIZED APPRECIATION (DEPRECIATION) ($) (3)	PERCENTAGE OF NET ASSETS (%)
Short Positions — continued
Common Stocks — continued

United States — continued
Broadstone Net Lease, Inc.	1		18	—	0.0
Brunswick Corp	—	(h)	26	—	0.0
Buckle, Inc. (The)	1		60	—	0.0
Builders FirstSource, Inc.	2		134	—	0.0
Burlington Stores, Inc.	—	(h)	15	—	0.0
C3.ai, Inc.	19		170	—	0.0
California Water Service Group	1		42	—	0.0
Calix, Inc.	—	(h)	4	—	0.0
Camden Property Trust	1		75	—	0.0
Capital One Financial Corp.	1		156	—	0.0
Capricor Therapeutics, Inc.	—	(h)	9	—	0.0
Cargurus, Inc.	1		38	—	0.0
Carlisle Cos., Inc.	—	(h)	159	—	0.0
Carlyle Group, Inc. (The)	—	(h)	19	—	0.0
CarMax, Inc.	2		103	—	0.0
Carnival Corp. Ltd.	1		33	—	0.0
Carpenter Technology Corp.	—	(h)	112	—	0.0
Caterpillar, Inc.	1		1,412	—	0.0
Cathay General Bancorp	1		61	—	0.0
Cavco Industries, Inc.	—	(h)	98	—	0.0
CBRE Group, Inc.	1		155	—	0.0
Celanese Corp.	1		31	—	0.0
Celldex Therapeutics, Inc.	1		39	—	0.0
Celsius Holdings, Inc.	7		199	—	0.0
Centene Corp.	5		323	—	0.0
Century Communities, Inc.	—	(h)	28	—	0.0
CF Industries Holdings, Inc.	—	(h)	33	—	0.0
Champion Homes, Inc.	—	(h)	28	—	0.0
Charles Schwab Corp. (The)	2		172	—	0.0
Chemed Corp.	—	(h)	28	—	0.0
Chemours Co. (The)	4		72	—	0.0
Cheniere Energy, Inc.	1		165	—	0.0
Chevron Corp.	7		1,153	—	0.0
Chime Financial, Inc.	6		129	—	0.0
Chipotle Mexican Grill, Inc.	13		433	—	0.0
Ciena Corp.	—	(h)	172	—	0.0
Cincinnati Financial Corp.	—	(h)	8	—	0.0
Cinemark Holdings, Inc.	1		40	—	0.0
Cintas Corp.	2		420	—	0.0
Cirrus Logic, Inc.	1		117	—	0.0
Citigroup, Inc.	12		1,696	—	0.0
Citizens Financial Group, Inc.	1		61	—	0.0
Cleanspark, Inc.	8		112	—	0.0
Clear Secure, Inc.	3		171	—	0.0
Cleveland-Cliffs, Inc.	20		187	—	0.0
Clorox Co. (The)	1		97	—	0.0
CME Group, Inc.	—	(h)	87	—	0.0
CNA Financial Corp.	—	(h)	9	—	0.0
CNO Financial Group, Inc.	2		80	—	0.0
CNX Resources Corp.	3		108	—	0.0
Coca-Cola Co. (The)	11		862	—	0.0
Cogent Biosciences, Inc.	1		26	—	0.0

SEE NOTES TO FINANCIAL STATEMENTS.

564	SIX CIRCLES TRUST	JUNE 30, 2026

REFERENCE ENTITY	SHARES		NOTIONAL VALUE (2)	UNREALIZED APPRECIATION (DEPRECIATION) ($) (3)	PERCENTAGE OF NET ASSETS (%)
Short Positions — continued
Common Stocks — continued

United States — continued
Cognex Corp.	5		370	—	0.0
Cognizant Technology Solutions Corp.	8		324	—	0.0
Columbia Sportswear Co.	1		38	—	0.0
Comcast Corp.	10		240	—	0.0
Commerce Bancshares, Inc./MO	—	(h)	11	—	0.0
Commvault Systems, Inc.	1		188	—	0.0
Compass, Inc.	7		87	—	0.0
Conagra Brands, Inc.	17		222	—	0.0
Consolidated Edison, Inc.	7		800	—	0.0
Cooper Cos., Inc. (The)	1		102	—	0.0
Copart, Inc.	7		189	—	0.0
Corcept Therapeutics, Inc.	2		182	—	0.0
CoreCivic, Inc.	1		28	—	0.0
CoStar Group, Inc.	7		186	—	0.0
Coupang, Inc.	20		341	—	0.0
CRA International, Inc.	—	(h)	11	—	0.0
Crane Co.	—	(h)	61	—	0.0
Crane NXT Co.	1		52	—	0.0
Credit Acceptance Corp.	—	(h)	22	—	0.0
Critical Metals Corp.	8		79	—	0.0
Crown Holdings, Inc.	—	(h)	43	—	0.0
Cullen/Frost Bankers, Inc.	—	(h)	63	—	0.0
Cummins, Inc.	—	(h)	143	—	0.0
CVB Financial Corp.	2		43	—	0.0
Dana, Inc.	3		76	—	0.0
Danaher Corp.	2		468	—	0.0
Dauch Corp.	5		25	—	0.0
Dave & Buster’s Entertainment, Inc.	4		42	—	0.0
Deckers Outdoor Corp.	4		350	—	0.0
Definium Therapeutics, Inc.	—	(h)	17	—	0.0
DENTSPLY SIRONA, Inc.	2		24	—	0.0
Dexcom, Inc.	5		346	—	0.0
DiamondRock Hospitality Co.	1		15	—	0.0
Dillard’s, Inc.	—	(h)	94	—	0.0
Docusign, Inc.	16		702	—	0.0
Dolby Laboratories, Inc.	2		103	—	0.0
Dollar General Corp.	5		519	—	0.0
Donaldson Co., Inc.	1		55	—	0.0
DoubleVerify Holdings, Inc.	8		82	—	0.0
Douglas Emmett, Inc.	3		40	—	0.0
Dow, Inc.	2		52	—	0.0
Doximity, Inc.	2		32	—	0.0
DR Horton, Inc.	2		318	—	0.0
DuPont de Nemours, Inc.	4		513	—	0.0
DXC Technology Co.	1		7	—	0.0
Dynatrace, Inc.	6		285	—	0.0
Dynex Capital, Inc.	10		132	—	0.0
Eagle Materials, Inc.	—	(h)	25	—	0.0
eBay, Inc.	3		304	—	0.0
EchoStar Corp.	2		200	—	0.0
Ecovyst, Inc.	—	(h)	3	—	0.0
Edison International	1		38	—	0.0

SEE NOTES TO FINANCIAL STATEMENTS.

JUNE 30, 2026	SIX CIRCLES TRUST	565

Six Circles Multi-Strategy Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JUNE 30, 2026 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

REFERENCE ENTITY	SHARES		NOTIONAL VALUE (2)	UNREALIZED APPRECIATION (DEPRECIATION) ($) (3)	PERCENTAGE OF NET ASSETS (%)
Short Positions — continued
Common Stocks — continued

United States — continued
Elastic NV	2		86	—	0.0
Eli Lilly & Co.	—	(h)	540	—	0.0
Encompass Health Corp.	1		55	—	0.0
Encore Capital Group, Inc.	—	(h)	6	—	0.0
Enova International, Inc.	—	(h)	82	—	0.0
Enovix Corp.	15		90	—	0.0
Enphase Energy, Inc.	2		80	—	0.0
Entergy Corp.	1		75	—	0.0
Eos Energy Enterprises, Inc.	28		163	—	0.0
EPAM Systems, Inc.	1		116	—	0.0
Equifax, Inc.	1		201	—	0.0
Erie Indemnity Co.	—	(h)	85	—	0.0
ESCO Technologies, Inc.	—	(h)	9	—	0.0
Evercore, Inc.	—	(h)	122	—	0.0
Everforth, Inc.	—	(h)	4	—	0.0
Evergy, Inc.	3		223	—	0.0
Everpure, Inc.	1		110	—	0.0
Everus Construction Group, Inc.	—	(h)	60	—	0.0
Evolv Technologies Holdings, Inc.	1		5	—	0.0
Exelixis, Inc.	7		406	—	0.0
ExlService Holdings, Inc.	2		46	—	0.0
Expand Energy Corp.	2		152	—	0.0
Expedia Group, Inc.	—	(h)	122	—	0.0
Expeditors International of Washington, Inc.	2		342	—	0.0
Exponent, Inc.	2		107	—	0.0
Extreme Networks, Inc.	2		64	—	0.0
EyePoint, Inc.	—	(h)	4	—	0.0
F5, Inc.	—	(h)	193	—	0.0
Federated Hermes, Inc.	—	(h)	13	—	0.0
FedEx Corp.	1		219	—	0.0
Fidelity National Information Services, Inc.	6		222	—	0.0
Figs, Inc.	4		44	—	0.0
Firefly Aerospace, Inc.	4		108	—	0.0
First American Financial Corp.	—	(h)	33	—	0.0
First Citizens BancShares, Inc./NC	—	(h)	48	—	0.0
First Hawaiian, Inc.	1		24	—	0.0
First Horizon Corp.	4		101	—	0.0
Five Below, Inc.	1		141	—	0.0
Five9, Inc.	2		37	—	0.0
Flagstar Bank NA	9		137	—	0.0
Flowers Foods, Inc.	5		38	—	0.0
Flowserve Corp.	—	(h)	14	—	0.0
Fluor Corp.	1		58	—	0.0
Flutter Entertainment plc	2		157	—	0.0
FMC Corp.	14		167	—	0.0
Ford Motor Co.	49		674	—	0.0
Forgent Power Solutions, Inc.	—	(h)	17	—	0.0
Fortive Corp.	5		324	—	0.0
Four Corners Property Trust, Inc.	—	(h)	9	—	0.0
Fox Corp.	7		356	—	0.0
Franklin Electric Co., Inc.	—	(h)	44	—	0.0
Franklin Resources, Inc.	—	(h)	4	—	0.0

SEE NOTES TO FINANCIAL STATEMENTS.

566	SIX CIRCLES TRUST	JUNE 30, 2026

REFERENCE ENTITY	SHARES		NOTIONAL VALUE (2)	UNREALIZED APPRECIATION (DEPRECIATION) ($) (3)	PERCENTAGE OF NET ASSETS (%)
Short Positions — continued
Common Stocks — continued

United States — continued
Freeport-McMoRan, Inc.	1		76	—	0.0
Freshpet, Inc.	3		173	—	0.0
Freshworks, Inc.	8		78	—	0.0
Frontdoor, Inc.	1		52	—	0.0
FS KKR Capital Corp.	1		9	—	0.0
FTI Consulting, Inc.	—	(h)	72	—	0.0
Galaxy Digital, Inc.	2		51	—	0.0
Gap, Inc. (The)	—	(h)	8	—	0.0
Gartner, Inc.	—	(h)	43	—	0.0
GE Vernova, Inc.	—	(h)	6	—	0.0
Gen Digital, Inc.	1		32	—	0.0
General Dynamics Corp.	—	(h)	130	—	0.0
General Electric Co.	2		755	—	0.0
General Motors Co.	10		753	—	0.0
Gentex Corp.	2		39	—	0.0
Genworth Financial, Inc.	8		71	—	0.0
Gibraltar Industries, Inc.	—	(h)	15	—	0.0
GigaCloud Technology, Inc.	1		21	—	0.0
Gilead Sciences, Inc.	3		360	—	0.0
Gitlab, Inc.	3		101	—	0.0
Globe Life, Inc.	—	(h)	55	—	0.0
GoDaddy, Inc.	5		464	—	0.0
Graco, Inc.	2		126	—	0.0
Graham Holdings Co.	—	(h)	19	—	0.0
GRAIL, Inc.	—	(h)	9	—	0.0
Grand Canyon Education, Inc.	—	(h)	24	—	0.0
Granite Construction, Inc.	—	(h)	46	—	0.0
Graphic Packaging Holding Co.	17		179	—	0.0
Green Plains, Inc.	—	(h)	4	—	0.0
Greenbrier Cos., Inc. (The)	—	(h)	7	—	0.0
Greif, Inc.	—	(h)	10	—	0.0
Grocery Outlet Holding Corp.	2		22	—	0.0
Group 1 Automotive, Inc.	—	(h)	46	—	0.0
Guardant Health, Inc.	—	(h)	27	—	0.0
H&R Block, Inc.	8		319	—	0.0
H2O America	—	(h)	25	—	0.0
Halliburton Co.	13		426	—	0.0
Halozyme Therapeutics, Inc.	2		141	—	0.0
Hamilton Lane, Inc.	—	(h)	19	—	0.0
Harley-Davidson, Inc.	3		75	—	0.0
Hartford Insurance Group, Inc. (The)	—	(h)	60	—	0.0
HCA Healthcare, Inc.	1		399	—	0.0
HCI Group, Inc.	—	(h)	5	—	0.0
Healthcare Realty Trust, Inc.	2		49	—	0.0
HealthEquity, Inc.	1		95	—	0.0
Hecla Mining Co.	10		160	—	0.0
Helios Technologies, Inc.	—	(h)	11	—	0.0
Henry Schein, Inc.	1		89	—	0.0
Hershey Co. (The)	1		175	—	0.0
Hexcel Corp.	1		75	—	0.0
Highwoods Properties, Inc.	1		20	—	0.0
Hilton Worldwide Holdings, Inc.	1		218	—	0.0

SEE NOTES TO FINANCIAL STATEMENTS.

JUNE 30, 2026	SIX CIRCLES TRUST	567

Six Circles Multi-Strategy Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JUNE 30, 2026 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

REFERENCE ENTITY	SHARES		NOTIONAL VALUE (2)	UNREALIZED APPRECIATION (DEPRECIATION) ($) (3)	PERCENTAGE OF NET ASSETS (%)
Short Positions — continued
Common Stocks — continued

United States — continued
Hims & Hers Health, Inc.	—	(h)	6	—	0.0
Hinge Health, Inc.	2		139	—	0.0
Honeywell Aerospace, Inc.	—	(h)	10	—	0.0
Honeywell International, Inc.	—	(h)	11	—	0.0
Hormel Foods Corp.	4		103	—	0.0
Host Hotels & Resorts, Inc.	9		215	—	0.0
Houlihan Lokey, Inc.	—	(h)	6	—	0.0
Howmet Aerospace, Inc.	1		325	—	0.0
HubSpot, Inc.	2		365	—	0.0
Humana, Inc.	1		377	—	0.0
Huntington Bancshares, Inc./OH	6		114	—	0.0
Huron Consulting Group, Inc.	—	(h)	10	—	0.0
ICF International, Inc.	—	(h)	16	—	0.0
Ichor Holdings Ltd.	—	(h)	50	—	0.0
IDACORP, Inc.	—	(h)	70	—	0.0
IDEXX Laboratories, Inc.	—	(h)	251	—	0.0
ImmunityBio, Inc.	2		17	—	0.0
Immunovant, Inc.	1		36	—	0.0
Incyte Corp.	4		410	—	0.0
Independent Bank Corp.	—	(h)	9	—	0.0
Indivior Pharmaceuticals, Inc.	2		68	—	0.0
Ingram Micro Holding Corp.	—	(h)	5	—	0.0
Ingredion, Inc.	—	(h)	31	—	0.0
Innospec, Inc.	—	(h)	29	—	0.0
Innovative Industrial Properties, Inc.	—	(h)	28	—	0.0
Insight Enterprises, Inc.	1		88	—	0.0
Inspire Medical Systems, Inc.	2		101	—	0.0
Insulet Corp.	2		350	—	0.0
Intel Corp.	1		138	—	0.0
Intellia Therapeutics, Inc.	8		134	—	0.0
InterDigital, Inc.	1		276	—	0.0
International Bancshares Corp.	—	(h)	36	—	0.0
International Business Machines Corp.	1		162	—	0.0
International Paper Co.	4		164	—	0.0
Intuit, Inc.	—	(h)	95	—	0.0
Intuitive Machines, Inc.	6		136	—	0.0
Intuitive Surgical, Inc.	1		327	—	0.0
Invesco Ltd.	9		236	—	0.0
Invitation Homes, Inc.	4		126	—	0.0
Ionis Pharmaceuticals, Inc.	2		174	—	0.0
IRhythm Holdings, Inc.	—	(h)	42	—	0.0
J & J Snack Foods Corp.	1		42	—	0.0
J M Smucker Co. (The)	2		237	—	0.0
Jabil, Inc.	1		453	—	0.0
Jack Henry & Associates, Inc.	—	(h)	7	—	0.0
Jackson Financial, Inc.	1		61	—	0.0
Jacobs Solutions, Inc.	1		99	—	0.0
Janux Therapeutics, Inc.	2		27	—	0.0
Jefferies Financial Group, Inc.	7		368	—	0.0
Joby Aviation, Inc.	20		175	—	0.0
JPMorgan Chase & Co.	1		256	—	0.0
KB Home	2		117	—	0.0

SEE NOTES TO FINANCIAL STATEMENTS.

568	SIX CIRCLES TRUST	JUNE 30, 2026

REFERENCE ENTITY	SHARES		NOTIONAL VALUE (2)	UNREALIZED APPRECIATION (DEPRECIATION) ($) (3)	PERCENTAGE OF NET ASSETS (%)
Short Positions — continued
Common Stocks — continued

United States — continued
Kennametal, Inc.	2		54	—	0.0
KeyCorp.	11		250	—	0.0
Keysight Technologies, Inc.	1		468	—	0.0
Kilroy Realty Corp.	3		128	—	0.0
Kimberly-Clark Corp.	2		267	—	0.0
KKR & Co., Inc.	9		791	—	0.0
Klaviyo, Inc.	3		41	—	0.0
Knowles Corp.	—	(h)	10	—	0.0
Kodiak Sciences, Inc.	—	(h)	6	—	0.0
Kohl’s Corp.	2		27	—	0.0
Kraft Heinz Co. (The)	4		96	—	0.0
Kroger Co. (The)	—	(h)	23	—	0.0
L3Harris Technologies, Inc.	1		363	—	0.0
Labcorp Holdings, Inc.	—	(h)	132	—	0.0
Lam Research Corp.	2		1,011	—	0.0
Landstar System, Inc.	—	(h)	36	—	0.0
Lazard, Inc.	—	(h)	3	—	0.0
La-Z-Boy, Inc.	1		39	—	0.0
Legalzoom.com, Inc.	8		48	—	0.0
Leidos Holdings, Inc.	2		167	—	0.0
Lemonade, Inc.	6		396	—	0.0
Lennar Corp.	2		206	—	0.0
Levi Strauss & Co.	7		176	—	0.0
LGI Homes, Inc.	—	(h)	4	—	0.0
Liberty Energy, Inc.	1		25	—	0.0
Liberty Media Corp-Liberty Formula One	1		101	—	0.0
Lincoln Electric Holdings, Inc.	—	(h)	67	—	0.0
Lincoln National Corp.	2		83	—	0.0
Lindsay Corp.	—	(h)	32	—	0.0
Liquidia Corp.	1		59	—	0.0
Loews Corp.	1		153	—	0.0
Lucid Group, Inc.	7		49	—	0.0
Lumen Technologies, Inc.	3		23	—	0.0
Lumentum Holdings, Inc.	—	(h)	63	—	0.0
LXP Industrial Trust	—	(h)	9	—	0.0
M/I Homes, Inc.	—	(h)	31	—	0.0
Macy’s, Inc.	12		289	—	0.0
Magnolia Oil & Gas Corp.	—	(h)	7	—	0.0
Manhattan Associates, Inc.	1		118	—	0.0
ManpowerGroup, Inc.	2		66	—	0.0
Maplebear, Inc.	1		68	—	0.0
MARA Holdings, Inc.	—	(h)	5	—	0.0
Marathon Petroleum Corp.	1		278	—	0.0
Markel Group, Inc.	—	(h)	51	—	0.0
Marsh & McLennan Cos., Inc.	2		348	—	0.0
Marzetti Company (The)	—	(h)	40	—	0.0
Materion Corp.	—	(h)	23	—	0.0
Mattel, Inc.	13		184	—	0.0
MaxLinear, Inc.	—	(h)	35	—	0.0
McCormick & Co., Inc./MD	8		414	—	0.0
McDonald’s Corp.	2		531	—	0.0
McKesson Corp.	1		706	—	0.0

SEE NOTES TO FINANCIAL STATEMENTS.

JUNE 30, 2026	SIX CIRCLES TRUST	569

Six Circles Multi-Strategy Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JUNE 30, 2026 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

REFERENCE ENTITY	SHARES		NOTIONAL VALUE (2)	UNREALIZED APPRECIATION (DEPRECIATION) ($) (3)	PERCENTAGE OF NET ASSETS (%)
Short Positions — continued
Common Stocks — continued

United States — continued
MDU Resources Group, Inc.	4		77	—	0.0
Medpace Holdings, Inc.	—	(h)	208	—	0.0
Merit Medical Systems, Inc.	1		64	—	0.0
Meritage Homes Corp.	—	(h)	8	—	0.0
Meta Platforms, Inc.	1		314	—	0.0
MetLife, Inc.	6		544	—	0.0
Mettler-Toledo International, Inc.	—	(h)	115	—	0.0
MGIC Investment Corp.	1		35	—	0.0
Micron Technology, Inc.	—	(h)	211	—	0.0
Mid-America Apartment Communities, Inc.	1		70	—	0.0
Middleby Corp. (The)	1		95	—	0.0
Millrose Properties, Inc.	1		34	—	0.0
Mineralys Therapeutics, Inc.	1		21	—	0.0
MKS, Inc.	—	(h)	27	—	0.0
Moderna, Inc.	4		281	—	0.0
MongoDB, Inc.	1		228	—	0.0
Moody’s Corp.	—	(h)	11	—	0.0
Moog, Inc.	—	(h)	136	—	0.0
Morningstar, Inc.	—	(h)	64	—	0.0
Mosaic Co. (The)	4		83	—	0.0
MP Materials Corp.	1		42	—	0.0
MSCI, Inc.	—	(h)	50	—	0.0
Mueller Water Products, Inc.	1		37	—	0.0
Murphy Oil Corp.	2		60	—	0.0
Murphy USA, Inc.	—	(h)	98	—	0.0
MYR Group, Inc.	—	(h)	185	—	0.0
Nabors Industries Ltd.	—	(h)	2	—	0.0
NANO Nuclear Energy, Inc.	1		17	—	0.0
Napco Security Technologies, Inc.	—	(h)	4	—	0.0
Nasdaq, Inc.	2		166	—	0.0
Natera, Inc.	1		159	—	0.0
National Bank Holdings Corp.	—	(h)	4	—	0.0
National Health Investors, Inc.	—	(h)	24	—	0.0
NCR Voyix Corp.	4		29	—	0.0
Nelnet, Inc.	—	(h)	28	—	0.0
NETSTREIT Corp.	1		31	—	0.0
Neurocrine Biosciences, Inc.	2		302	—	0.0
New Jersey Resources Corp.	2		105	—	0.0
NewMarket Corp.	—	(h)	47	—	0.0
Newmont Corp.	2		168	—	0.0
News Corp.	2		50	—	0.0
Nicolet Bankshares, Inc.	—	(h)	13	—	0.0
NioCorp. Developments Ltd	3		15	—	0.0
nLight, Inc.	1		102	—	0.0
NMI Holdings, Inc.	1		26	—	0.0
NNN REIT, Inc.	1		33	—	0.0
Northern Trust Corp.	1		142	—	0.0
Norwegian Cruise Line Holdings Ltd.	4		76	—	0.0
NOV, Inc.	5		100	—	0.0
NuScale Power Corp.	26		263	—	0.0
Nutex Health, Inc.	—	(h)	13	—	0.0
NVR, Inc.	—	(h)	293	—	0.0

SEE NOTES TO FINANCIAL STATEMENTS.

570	SIX CIRCLES TRUST	JUNE 30, 2026

REFERENCE ENTITY	SHARES		NOTIONAL VALUE (2)	UNREALIZED APPRECIATION (DEPRECIATION) ($) (3)	PERCENTAGE OF NET ASSETS (%)
Short Positions — continued
Common Stocks — continued

United States — continued
Occidental Petroleum Corp.	4		203	—	0.0
OGE Energy Corp.	4		184	—	0.0
Old Republic International Corp.	2		74	—	0.0
ON Semiconductor Corp.	3		329	—	0.0
Ondas, Inc.	15		125	—	0.0
ONE Gas, Inc.	1		113	—	0.0
OneMain Holdings, Inc.	2		118	—	0.0
Onto Innovation, Inc.	—	(h)	23	—	0.0
Opendoor Technologies, Inc.	61		282	—	0.0
Option Care Health, Inc.	1		19	—	0.0
Orchid Island Capital, Inc.	9		61	—	0.0
O’Reilly Automotive, Inc.	7		669	—	0.0
Ormat Technologies, Inc.	—	(h)	17	—	0.0
Oscar Health, Inc.	4		126	—	0.0
Otis Worldwide Corp.	2		153	—	0.0
Otter Tail Corp.	—	(h)	37	—	0.0
Ovintiv, Inc.	2		127	—	0.0
Oxford Industries, Inc.	—	(h)	10	—	0.0
PACCAR, Inc.	—	(h)	18	—	0.0
Pagaya Technologies Ltd.	2		43	—	0.0
Paramount Skydance Corp.	2		16	—	0.0
Park Hotels & Resorts, Inc.	8		115	—	0.0
Parker-Hannifin Corp.	1		556	—	0.0
Paycom Software, Inc.	—	(h)	54	—	0.0
Paylocity Holding Corp.	1		144	—	0.0
PBF Energy, Inc.	2		75	—	0.0
Peabody Energy Corp.	2		45	—	0.0
Pebblebrook Hotel Trust	3		59	—	0.0
Pegasystems, Inc.	1		40	—	0.0
Perdoceo Education Corp.	1		18	—	0.0
PG&E Corp.	—	(h)	2	—	0.0
Philip Morris International, Inc.	3		505	—	0.0
Phinia, Inc.	1		62	—	0.0
Photronics, Inc.	1		32	—	0.0
Pilgrim’s Pride Corp.	2		56	—	0.0
Pinnacle West Capital Corp.	3		309	—	0.0
Pinterest, Inc.	25		520	—	0.0
Pitney Bowes, Inc.	1		15	—	0.0
PJT Partners, Inc.	—	(h)	45	—	0.0
Planet Fitness, Inc.	4		205	—	0.0
Polaris, Inc.	—	(h)	4	—	0.0
Portland General Electric Co.	4		225	—	0.0
Post Holdings, Inc.	1		105	—	0.0
Power Solutions International, Inc.	—	(h)	17	—	0.0
Praxis Precision Medicines, Inc.	—	(h)	73	—	0.0
Preformed Line Products Co.	—	(h)	60	—	0.0
Primerica, Inc.	—	(h)	78	—	0.0
PROCEPT BioRobotics Corp.	1		15	—	0.0
PROG Holdings, Inc.	1		54	—	0.0
Progress Software Corp.	1		47	—	0.0
Progressive Corp. (The)	—	(h)	106	—	0.0
Progyny, Inc.	4		102	—	0.0

SEE NOTES TO FINANCIAL STATEMENTS.

JUNE 30, 2026	SIX CIRCLES TRUST	571

Six Circles Multi-Strategy Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JUNE 30, 2026 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

REFERENCE ENTITY	SHARES		NOTIONAL VALUE (2)	UNREALIZED APPRECIATION (DEPRECIATION) ($) (3)	PERCENTAGE OF NET ASSETS (%)
Short Positions — continued
Common Stocks — continued

United States — continued
Prudential Financial, Inc.	2		267	—	0.0
PTC Therapeutics, Inc.	—	(h)	5	—	0.0
PTC, Inc.	2		176	—	0.0
Public Service Enterprise Group, Inc.	1		77	—	0.0
PulteGroup, Inc.	—	(h)	27	—	0.0
PureCycle Technologies, Inc.	8		61	—	0.0
Qnity Electronics, Inc.	—	(h)	53	—	0.0
Qualys, Inc.	1		70	—	0.0
Quantum Computing, Inc.	18		175	—	0.0
Quest Diagnostics, Inc.	—	(h)	40	—	0.0
Radian Group, Inc.	2		90	—	0.0
Ralph Lauren Corp.	—	(h)	165	—	0.0
Rapid7, Inc.	2		20	—	0.0
Raymond James Financial, Inc.	1		211	—	0.0
Remitly Global, Inc.	11		239	—	0.0
Republic Services, Inc.	2		368	—	0.0
Resolute Holdings Management, Inc.	—	(h)	10	—	0.0
Revolve Group, Inc.	3		57	—	0.0
Reynolds Consumer Products, Inc.	1		27	—	0.0
RH	1		118	—	0.0
Rhythm Pharmaceuticals, Inc.	1		79	—	0.0
Rithm Capital Corp.	—	(h)	5	—	0.0
Rivian Automotive, Inc.	5		95	—	0.0
RLI Corp.	—	(h)	22	—	0.0
RLJ Lodging Trust	2		25	—	0.0
Robinhood Markets, Inc.	8		757	—	0.0
Rockwell Automation, Inc.	1		738	—	0.0
Rogers Corp.	—	(h)	51	—	0.0
Roivant Sciences Ltd.	1		26	—	0.0
Rollins, Inc.	2		91	—	0.0
Royal Gold, Inc.	1		115	—	0.0
RTX Corp.	2		433	—	0.0
Sabra Health Care REIT, Inc.	1		29	—	0.0
Saia, Inc.	—	(h)	44	—	0.0
Salesforce, Inc.	3		424	—	0.0
Sally Beauty Holdings, Inc.	2		25	—	0.0
Sandisk Corp.	—	(h)	1,107	—	0.0
Sarepta Therapeutics, Inc.	3		58	—	0.0
Scholastic Corp.	—	(h)	7	—	0.0
Schrodinger, Inc./United States	1		13	—	0.0
Seagate Technology Holdings plc	—	(h)	116	—	0.0
SELLAS Life Sciences Group, Inc.	1		13	—	0.0
Sempra	2		164	—	0.0
SentinelOne, Inc.	2		35	—	0.0
ServiceNow, Inc.	2		175	—	0.0
SHARPLINK, Inc.	7		36	—	0.0
Simmons First National Corp.	1		29	—	0.0
SkyWest, Inc.	1		75	—	0.0
SM Energy Co.	1		39	—	0.0
Snap, Inc.	40		178	—	0.0
SoFi Technologies, Inc.	14		249	—	0.0
Solstice Advanced Materials, Inc.	—	(h)	26	—	0.0

SEE NOTES TO FINANCIAL STATEMENTS.

572	SIX CIRCLES TRUST	JUNE 30, 2026

REFERENCE ENTITY	SHARES		NOTIONAL VALUE (2)	UNREALIZED APPRECIATION (DEPRECIATION) ($) (3)	PERCENTAGE OF NET ASSETS (%)
Short Positions — continued
Common Stocks — continued

United States — continued
Sonic Automotive, Inc.	—	(h)	18	—	0.0
Southern Co. (The)	1		107	—	0.0
Southwest Airlines Co.	7		334	—	0.0
Southwest Gas Holdings, Inc.	1		89	—	0.0
Spectrum Brands Holdings, Inc.	—	(h)	20	—	0.0
Spire, Inc.	—	(h)	9	—	0.0
Sprinklr, Inc.	3		14	—	0.0
Sprouts Farmers Market, Inc.	2		207	—	0.0
SS&C Technologies Holdings, Inc.	3		162	—	0.0
SSR Mining, Inc.	5		144	—	0.0
STAAR Surgical Co.	—	(h)	14	—	0.0
STERIS plc	—	(h)	77	—	0.0
Stifel Financial Corp.	1		101	—	0.0
Strategic Education, Inc.	—	(h)	10	—	0.0
Stride, Inc.	1		44	—	0.0
Strive, Inc.	3		35	—	0.0
Structure Therapeutics, Inc.	1		28	—	0.0
Stryker Corp.	—	(h)	11	—	0.0
Stubhub Holdings, Inc.	2		21	—	0.0
Sunstone Hotel Investors, Inc.	2		22	—	0.0
Super Micro Computer, Inc.	21		629	—	0.0
Supernus Pharmaceuticals, Inc.	1		34	—	0.0
Sylvamo Corp.	—	(h)	10	—	0.0
Symbotic, Inc.	4		195	—	0.0
Synchrony Financial	1		85	—	0.0
Syndax Pharmaceuticals, Inc.	3		55	—	0.0
Sysco Corp.	1		100	—	0.0
T Rowe Price Group, Inc.	1		101	—	0.0
Talen Energy Corp.	—	(h)	78	—	0.0
Tapestry, Inc.	3		391	—	0.0
Target Corp.	3		447	—	0.0
TD SYNNEX Corp.	—	(h)	45	—	0.0
Telephone and Data Systems, Inc.	—	(h)	3	—	0.0
Tenable Holdings, Inc.	2		80	—	0.0
Teradata Corp.	4		141	—	0.0
Teradyne, Inc.	1		322	—	0.0
Tesla, Inc.	8		3,457	—	0.0
Texas Capital Bancshares, Inc.	1		69	—	0.0
Textron, Inc.	3		308	—	0.0
TG Therapeutics, Inc.	1		29	—	0.0
Thor Industries, Inc.	—	(h)	11	—	0.0
T-Mobile US, Inc.	6		929	—	0.0
Toast, Inc.	12		323	—	0.0
Toll Brothers, Inc.	1		174	—	0.0
Toro Co. (The)	1		105	—	0.0
Trade Desk, Inc. (The)	16		298	—	0.0
TransDigm Group, Inc.	—	(h)	458	—	0.0
Trex Co., Inc.	1		58	—	0.0
TriMas Corp.	1		25	—	0.0
Trimble, Inc.	3		147	—	0.0
TriNet Group, Inc.	—	(h)	20	—	0.0
Trinity Industries, Inc.	—	(h)	12	—	0.0

SEE NOTES TO FINANCIAL STATEMENTS.

JUNE 30, 2026	SIX CIRCLES TRUST	573

Six Circles Multi-Strategy Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JUNE 30, 2026 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

REFERENCE ENTITY	SHARES		NOTIONAL VALUE (2)	UNREALIZED APPRECIATION (DEPRECIATION) ($) (3)	PERCENTAGE OF NET ASSETS (%)
Short Positions — continued
Common Stocks — continued

United States — continued
Tutor Perini Corp.	1		47	—	0.0
Twilio, Inc.	2		493	—	0.0
Tyson Foods, Inc.	5		314	—	0.0
Uber Technologies, Inc.	9		647	—	0.0
UFP Industries, Inc.	—	(h)	29	—	0.0
Ulta Beauty, Inc.	1		391	—	0.0
Union Pacific Corp.	—	(h)	116	—	0.0
United Airlines Holdings, Inc.	5		699	—	0.0
United Community Banks, Inc./GA	—	(h)	6	—	0.0
United Natural Foods, Inc.	2		79	—	0.0
United Therapeutics Corp.	1		469	—	0.0
Universal Display Corp.	1		115	—	0.0
Universal Health Services, Inc.	—	(h)	4	—	0.0
Unum Group	3		238	—	0.0
Upbound Group, Inc.	—	(h)	2	—	0.0
Upstart Holdings, Inc.	10		366	—	0.0
Urban Outfitters, Inc.	2		169	—	0.0
Valley National Bancorp	10		153	—	0.0
Valmont Industries, Inc.	—	(h)	222	—	0.0
Varonis Systems, Inc.	5		196	—	0.0
Veeva Systems, Inc.	2		302	—	0.0
Venture Global, Inc.	17		186	—	0.0
Vera Therapeutics, Inc.	—	(h)	16	—	0.0
Veralto Corp.	1		82	—	0.0
Vertex Pharmaceuticals, Inc.	1		271	—	0.0
VF Corp.	1		9	—	0.0
VICI Properties, Inc.	24		628	—	0.0
Vicor Corp.	—	(h)	167	—	0.0
Victoria’s Secret & Co.	6		499	—	0.0
Viking Therapeutics, Inc.	3		108	—	0.0
Viridian Therapeutics, Inc.	1		18	—	0.0
Vishay Intertechnology, Inc.	2		113	—	0.0
Vistance Networks, Inc.	19		249	—	0.0
Vita Coco Co., Inc. (The)	—	(h)	29	—	0.0
Vital Farms, Inc.	2		28	—	0.0
Vornado Realty Trust	2		88	—	0.0
W R Berkley Corp.	2		118	—	0.0
WaFd, Inc.	1		35	—	0.0
Walker & Dunlop, Inc.	—	(h)	2	—	0.0
Walt Disney Co. (The)	3		245	—	0.0
Webull Corp.	7		47	—	0.0
Wells Fargo & Co.	5		430	—	0.0
West Pharmaceutical Services, Inc.	—	(h)	40	—	0.0
Western Alliance Bancorp	—	(h)	11	—	0.0
Western Digital Corp.	1		846	—	0.0
Weyerhaeuser Co.	5		116	—	0.0
White Mountains Insurance Group Ltd.	—	(h)	35	—	0.0
Winnebago Industries, Inc.	1		22	—	0.0
Wolfspeed, Inc.	1		26	—	0.0
Woodward, Inc.	1		215	—	0.0
Workday, Inc.	2		206	—	0.0
World Acceptance Corp.	—	(h)	26	—	0.0

SEE NOTES TO FINANCIAL STATEMENTS.

574	SIX CIRCLES TRUST	JUNE 30, 2026

REFERENCE ENTITY	SHARES		NOTIONAL VALUE (2)	UNREALIZED APPRECIATION (DEPRECIATION) ($) (3)	PERCENTAGE OF NET ASSETS (%)
Short Positions — continued
Common Stocks — continued

United States — continued
World Kinect Corp.	1		16	—	0.0
WSFS Financial Corp.	—	(h)	10	—	0.0
WW Grainger, Inc.	—	(h)	312	—	0.0
Xcel Energy, Inc.	7		531	—	0.0
Xometry, Inc.	—	(h)	35	—	0.0
XPO, Inc.	1		165	—	0.0
Yelp, Inc.	2		39	—	0.0
Zeta Global Holdings Corp.	1		12	—	0.0
Zillow Group, Inc.	1		31	—	0.0
Zions Bancorp NA	2		105	—	0.0

Uruguay
MercadoLibre, Inc.	—	(h)	54	—	0.0

Total Long Positions of Total Return Swaps			129,114	—	0.0

Total of Long and Short Positions of Total Return Swaps			128,641	—	0.0

COUNTERPARTY	DESCRIPTION	TERMINATION DATE	NOTIONAL VALUE (2)	NET UNREALIZED APPRECIATION/ (DEPRECIATION) ($) (3)	NET CASH AND OTHER RECEIVABLES/ PAYABLES ($)	VALUE ($)
Societe Generale SA	The Fund receives a return on portfolio of long and short equity positions and pays or receives one day RBA on long positions and short positions respectively, plus or minus spread (rates range from -0.5% to 0.3%) which is denominated in AUD based on the local currencies of the positions within the swap	12/08/2027	4,255	171	36	207

REFERENCE ENTITY	SHARES	NOTIONAL VALUE (2)	UNREALIZED APPRECIATION (DEPRECIATION) ($) (3)	PERCENTAGE OF NET ASSETS (%)
Short Positions
Common Stocks
Australia
ALS Ltd.	— (h)	(2)	— (h)	0.0	(g)
Brambles Ltd.	(5)	(56)	(6)	0.0	(g)
CAR Group Ltd.	(13)	(238)	11	0.0	(g)
Genesis Minerals Ltd.	(12)	(42)	—	0.0
Lynas Rare Earths Ltd.	(2)	(22)	(1)	0.0	(g)
Medibank Pvt Ltd.	(7)	(24)	(1)	0.0	(g)
NEXTDC Ltd.	(2)	(22)	2	0.0	(g)
Northern Star Resources Ltd.	(7)	(98)	1	0.0	(g)
Paladin Energy Ltd.	(5)	(33)	3	0.0	(g)
Ramsay Health Care Ltd.	(1)	(17)	(3)	0.0	(g)
SGH Ltd.	(1)	(25)	(3)	0.0	(g)
Sigma Healthcare Ltd.	(32)	(65)	4	0.0	(g)
Telstra Group Ltd.	(53)	(187)	—	0.0
Vicinity Ltd.	(17)	(29)	(1)	0.0	(g)
WiseTech Global Ltd.	(1)	(17)	2	0.0	(g)

Total Short Positions of Total Return Swaps		(877)	8	0.0	(g)

SEE NOTES TO FINANCIAL STATEMENTS.

JUNE 30, 2026	SIX CIRCLES TRUST	575

Six Circles Multi-Strategy Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JUNE 30, 2026 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

REFERENCE ENTITY	SHARES		NOTIONAL VALUE (2)	UNREALIZED APPRECIATION (DEPRECIATION) ($) (3)	PERCENTAGE OF NET ASSETS (%)
Long Positions
Common Stocks
Australia
AGL Energy Ltd.	34		203	(4)	0.0	(g)
Ampol Ltd.	25		642	(64)	0.0	(g)
Aristocrat Leisure Ltd.	23		839	155	0.0	(g)
Coles Group Ltd.	16		254	20	0.0	(g)
Computershare Ltd.	4		108	8	0.0	(g)
CSL Ltd.	—	(h)	12	2	0.0	(g)
Evolution Mining Ltd.	6		49	2	0.0	(g)
Fortescue Ltd.	12		158	(5)	0.0	(g)
GPT Group (The)	15		50	1	0.0	(g)
HUB24 Ltd.	—	(h)	19	(2)	0.0	(g)
JB Hi-Fi Ltd.	2		116	11	0.0	(g)
Macquarie Group Ltd.	9		1,426	73	0.0	(g)
Mineral Resources Ltd.	3		158	(9)	0.0	(g)
Mirvac Group	171		198	5	0.0	(g)
Orica Ltd.	10		153	5	0.0	(g)
Qantas Airways Ltd.	5		33	5	0.0	(g)
REA Group Ltd.	1		77	(7)	0.0	(g)
Regis Resources Ltd.	14		58	3	0.0	(g)
Sandfire Resources Ltd.	6		81	2	0.0	(g)
Santos Ltd.	36		194	(16)	0.0	(g)
Sonic Healthcare Ltd.	4		48	3	0.0	(g)
South32 Ltd.	11		34	(5)	0.0	(g)
Technology One Ltd.	3		68	(6)	0.0	(g)
Westgold Resources Ltd.	2		7	— (h)	0.0	(g)
Woodside Energy Group Ltd.	7		147	(14)	0.0	(g)

Total Long Positions of Total Return Swaps			5,132	163	0.0	(g)

Total of Long and Short Positions of Total Return Swaps			4,255	171	0.0	(g)

COUNTERPARTY	DESCRIPTION	TERMINATION DATE	NOTIONAL VALUE (2)	NET UNREALIZED APPRECIATION/ (DEPRECIATION) ($) (3)	NET CASH AND OTHER RECEIVABLES/ PAYABLES ($)	VALUE ($)
Societe Generale SA	The Fund receives a return on portfolio of long and short equity positions and pays or receives one day CABROVER on long positions and short positions respectively, plus or minus spread (rates range from -1% to 0.2%) which is denominated in CAD based on the local currencies of the positions within the swap	12/08/2027	13,778	(575)	118	(457)

REFERENCE ENTITY	SHARES	NOTIONAL VALUE (2)	UNREALIZED APPRECIATION (DEPRECIATION) ($) (3)	PERCENTAGE OF NET ASSETS (%)
Short Positions
Common Stocks
Canada
Agnico Eagle Mines Ltd.	(1)	(191)	5	0.0	(g)
AltaGas Ltd.	(16)	(619)	20	0.0	(g)
Aris Mining Corp.	(25)	(385)	8	0.0	(g)

SEE NOTES TO FINANCIAL STATEMENTS.

576	SIX CIRCLES TRUST	JUNE 30, 2026

REFERENCE ENTITY	SHARES	NOTIONAL VALUE (2)	UNREALIZED APPRECIATION (DEPRECIATION) ($) (3)	PERCENTAGE OF NET ASSETS (%)
Short Positions — continued
Common Stocks — continued
Canada — continued
Athabasca Oil Corp.	(73)	(604)	80	0.0	(g)
AtkinsRealis Group, Inc.	(9)	(525)	(46)	0.0	(g)
Bank of Montreal	(1)	(216)	(20)	0.0	(g)
BCE, Inc.	(11)	(271)	26	0.0	(g)
Bombardier, Inc.	— (h)	(93)	(7)	0.0	(g)
CAE, Inc.	(17)	(421)	(5)	0.0	(g)
Cameco Corp.	(8)	(786)	13	0.0	(g)
Canadian Utilities Ltd.	(1)	(52)	(2)	0.0	(g)
Constellation Software, Inc./Canada	— (h)	(489)	48	0.0	(g)
Descartes Systems Group, Inc. (The)	(1)	(108)	5	0.0	(g)
Discovery Mining Ltd.	(13)	(73)	(6)	0.0	(g)
Dollarama, Inc.	(2)	(239)	8	0.0	(g)
Eldorado Gold Corp.	(2)	(48)	(3)	0.0	(g)
Emera, Inc.	(3)	(150)	(8)	0.0	(g)
ERO Copper Corp.	(1)	(17)	2	0.0	(g)
Exchange Income Corp.	— (h)	(24)	(1)	0.0	(g)
Fairfax Financial Holdings Ltd.	— (h)	(288)	(10)	0.0	(g)
GFL Environmental, Inc.	(2)	(61)	(3)	0.0	(g)
Gildan Activewear, Inc.	(3)	(163)	12	0.0	(g)
Great-West Lifeco, Inc.	(12)	(669)	(85)	0.0	(g)
Hydro One Ltd.	(11)	(420)	(17)	0.0	(g)
iA Financial Corp., Inc.	(6)	(777)	(88)	0.0	(g)
K92 Mining, Inc.	(7)	(108)	(1)	0.0	(g)
Keyera Corp.	(7)	(291)	5	0.0	(g)
Lundin Mining Corp.	(9)	(236)	22	0.0	(g)
MDA Space Ltd.	(2)	(75)	(6)	0.0	(g)
Metro, Inc./CN	(4)	(260)	8	0.0	(g)
Novagold Resources, Inc.	(24)	(168)	26	0.0	(g)
Power Corp. of Canada	(3)	(163)	(8)	0.0	(g)
Rogers Communications, Inc.	(15)	(561)	70	0.0	(g)
Royal Bank of Canada	(23)	(4,412)	(341)	0.0	(g)
Saputo, Inc.	(26)	(752)	4	0.0	(g)
Shopify, Inc.	(2)	(194)	(5)	0.0	(g)
Skeena Resources Ltd.	(14)	(356)	(6)	0.0	(g)
Tamarack Valley Energy Ltd.	(20)	(191)	20	0.0	(g)
TFI International, Inc.	— (h)	(71)	7	0.0	(g)
Torex Gold Resources, Inc.	(1)	(47)	— (h)	0.0	(g)
Toronto-Dominion Bank (The)	(31)	(3,508)	(275)	0.0	(g)
West Fraser Timber Co. Ltd.	(1)	(60)	(4)	0.0	(g)
WSP Global, Inc.	(2)	(239)	8	0.0	(g)

United States
Energy Fuels, Inc./Canada	(4)	(56)	2	0.0	(g)
Galaxy Digital, Inc.	(2)	(68)	4	0.0	(g)

Total Short Positions of Total Return Swaps		(19,505)	(544)	0.0	(g)

Long Positions
Common Stocks
Canada
Air Canada	4	60	10	0.0	(g)
Alamos Gold, Inc.	1	35	(1)	0.0	(g)
Atco Ltd./Canada	16	796	31	0.0	(g)

SEE NOTES TO FINANCIAL STATEMENTS.

JUNE 30, 2026	SIX CIRCLES TRUST	577

Six Circles Multi-Strategy Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JUNE 30, 2026 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

REFERENCE ENTITY	SHARES		NOTIONAL VALUE (2)	UNREALIZED APPRECIATION (DEPRECIATION) ($) (3)	PERCENTAGE OF NET ASSETS (%)
Long Positions — continued
Common Stocks — continued
Canada — continued
B2Gold Corp.	17		71	(6)	0.0	(g)
Bank of Nova Scotia (The)	18		1,449	132	0.0	(g)
Barrick Mining Corp.	5		197	(10)	0.0	(g)
Brookfield Corp.	24		1,053	(21)	0.0	(g)
Canadian Imperial Bank of Commerce	9		994	55	0.0	(g)
Canadian National Railway Co.	31		3,685	12	0.0	(g)
Canadian Natural Resources Ltd.	24		980	(14)	0.0	(g)
Canadian Pacific Kansas City Ltd.	19		1,698	(37)	0.0	(g)
Canadian Tire Corp. Ltd.	2		242	6	0.0	(g)
Capital Power Corp.	2		74	4	0.0	(g)
Capstone Copper Corp.	50		469	(14)	0.0	(g)
CCL Industries, Inc.	4		225	30	0.0	(g)
Centerra Gold, Inc.	7		113	4	0.0	(g)
CGI, Inc.	18		1,140	(8)	0.0	(g)
Colliers International Group, Inc.	—	(h)	31	— (h)	0.0	(g)
Element Fleet Management Corp.	20		367	41	0.0	(g)
Enbridge, Inc.	17		905	(5)	0.0	(g)
Finning International, Inc.	1		92	(2)	0.0	(g)
First Majestic Silver Corp.	30		500	3	0.0	(g)
First Quantum Minerals Ltd.	16		458	(20)	0.0	(g)
Fortis, Inc./Canada	43		2,370	113	0.0	(g)
Fortuna Mining Corp.	14		119	(1)	0.0	(g)
George Weston Ltd.	15		1,077	(2)	0.0	(g)
Gibson Energy, Inc.	6		133	(3)	0.0	(g)
Hudbay Minerals, Inc.	11		271	(21)	0.0	(g)
IGM Financial, Inc.	8		455	(7)	0.0	(g)
Imperial Oil Ltd.	7		750	(8)	0.0	(g)
Intact Financial Corp.	4		867	50	0.0	(g)
Kinross Gold Corp.	43		1,084	(74)	0.0	(g)
Lundin Gold, Inc.	6		359	(10)	0.0	(g)
LunR Royalties Corp.	1		19	(4)	0.0	(g)
Northland Power, Inc.	40		641	(13)	0.0	(g)
OceanaGold Corp.	1		16	— (h)	0.0	(g)
Open Text Corp.	5		112	2	0.0	(g)
OR Royalties, Inc.	3		86	(4)	0.0	(g)
Pan American Silver Corp.	4		163	(6)	0.0	(g)
Quebecor, Inc.	11		518	— (h)	0.0	(g)
RioCan Real Estate Investment Trust	19		302	3	0.0	(g)
Seabridge Gold, Inc.	1		35	1	0.0	(g)
South Bow Corp.	6		209	(3)	0.0	(g)
Stantec, Inc.	7		500	(23)	0.0	(g)
Sun Life Financial, Inc.	17		1,246	105	0.0	(g)
Suncor Energy, Inc.	39		2,435	(317)	0.0	(g)
TELUS Corp.	4		48	(6)	0.0	(g)
Thomson Reuters Corp.	15		1,208	(3)	0.0	(g)
TMX Group Ltd.	12		409	(28)	0.0	(g)
Toromont Industries Ltd.	2		371	17	0.0	(g)
Tourmaline Oil Corp.	13		597	(34)	0.0	(g)
TransAlta Corp.	40		493	58	0.0	(g)
Wheaton Precious Metals Corp.	6		665	(3)	0.0	(g)

SEE NOTES TO FINANCIAL STATEMENTS.

578	SIX CIRCLES TRUST	JUNE 30, 2026

REFERENCE ENTITY	SHARES	NOTIONAL VALUE (2)	UNREALIZED APPRECIATION (DEPRECIATION) ($) (3)		PERCENTAGE OF NET ASSETS (%)
Long Positions — continued
Common Stocks — continued

United States
Keel Infrastructure Corp.	7	40	—	(h)	0.0	(g)
Restaurant Brands International, Inc.	1	51	—	(h)	0.0	(g)

Total Long Positions of Total Return Swaps		33,283	(31)		0.0	(g)

Total of Long and Short Positions of Total Return Swaps		13,778	(575)		0.0	(g)

COUNTERPARTY	DESCRIPTION	TERMINATION DATE	NOTIONAL VALUE (2)	NET UNREALIZED APPRECIATION/ (DEPRECIATION) ($) (3)	NET CASH AND OTHER RECEIVABLES/ PAYABLES ($)	VALUE ($)
Societe Generale SA	The Fund receives a return on portfolio of long and short equity positions and pays or receives one day SARON on long positions and short positions respectively, plus or minus spread (rates range from -0.26% to 0.26%) which is denominated in CHF based on the local currencies of the positions within the swap	12/08/2027	(75)	(73)	4	(69)

REFERENCE ENTITY	SHARES	NOTIONAL VALUE (2)	UNREALIZED APPRECIATION (DEPRECIATION) ($) (3)	PERCENTAGE OF NET ASSETS (%)
Short Positions
Common Stocks
Switzerland
Alcon AG	(3)	(219)	(6)	0.0	(g)
Avolta AG	(1)	(44)	(7)	0.0	(g)
Banque Cantonale Vaudoise	— (h)	(15)	— (h)	0.0	(g)
Belimo Holding AG	— (h)	(68)	— (h)	0.0	(g)
Cie Financiere Richemont SA	(3)	(541)	(69)	0.0	(g)
Galderma Group AG	(1)	(156)	(5)	0.0	(g)
Geberit AG	(1)	(371)	(26)	0.0	(g)
Givaudan SA	— (h)	(149)	(25)	0.0	(g)
Novartis AG	(2)	(359)	(27)	0.0	(g)
Roche Holding AG	— (h)	(13)	— (h)	0.0	(g)
Sandoz Group AG	(1)	(54)	(7)	0.0	(g)
Swiss Life Holding AG	— (h)	(508)	(31)	0.0	(g)
Swiss Prime Site AG	(6)	(879)	(27)	0.0	(g)
Swiss Re AG	(3)	(427)	(37)	0.0	(g)
Swisscom AG	(1)	(563)	20	0.0	(g)
UBS Group AG	(6)	(270)	(8)	0.0	(g)
Zurich Insurance Group AG	— (h)	(229)	(4)	0.0	(g)

Total Short Positions of Total Return Swaps		(4,865)	(259)	0.0	(g)

Long Positions
Common Stocks
Switzerland
ABB Ltd.	9	927	55	0.0	(g)
Accelleron Industries AG	3	281	16	0.0	(g)
Barry Callebaut AG	— (h)	115	(1)	0.0	(g)

SEE NOTES TO FINANCIAL STATEMENTS.

JUNE 30, 2026	SIX CIRCLES TRUST	579

Six Circles Multi-Strategy Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JUNE 30, 2026 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

REFERENCE ENTITY	SHARES		NOTIONAL VALUE (2)	UNREALIZED APPRECIATION (DEPRECIATION) ($) (3)	PERCENTAGE OF NET ASSETS (%)

Long Positions — continued
Common Stocks — continued
Switzerland — continued
Chocoladefabriken Lindt & Spruengli AG	—	(h)	342	7	0.0	(g)
EMS-Chemie Holding AG	—	(h)	42	— (h)	0.0	(g)
Flughafen Zurich AG	1		197	18	0.0	(g)
Holcim AG	2		218	1	0.0	(g)
Julius Baer Group Ltd.	2		158	10	0.0	(g)
Logitech International SA	1		90	(15)	0.0	(g)
Lonza Group AG	—	(h)	199	23	0.0	(g)
Nestle SA	3		308	21	0.0	(g)
PSP Swiss Property AG	1		121	2	0.0	(g)
Schindler Holding AG	1		377	4	0.0	(g)
SGS SA	3		333	15	0.0	(g)
Sika AG	2		306	39	0.0	(g)
Sonova Holding AG	1		185	(10)	0.0	(g)
Sunrise Communications AG	3		139	(4)	0.0	(g)
Swatch Group AG (The)	—	(h)	35	(1)	0.0	(g)
Swissquote Group Holding SA	1		65	(1)	0.0	(g)
Temenos AG	3		229	(7)	0.0	(g)
VAT Group AG	—	(h)	123	14	0.0	(g)

Total Long Positions of Total Return Swaps			4,790	186	0.0	(g)

Total of Long and Short Positions of Total Return Swaps			(75)	(73)	0.0	(g)

COUNTERPARTY	DESCRIPTION	TERMINATION DATE	NOTIONAL VALUE (2)	NET UNREALIZED APPRECIATION/ (DEPRECIATION) ($) (3)	NET CASH AND OTHER RECEIVABLES/ PAYABLES ($)	VALUE ($)
Societe Generale SA	The Fund receives a return on portfolio of long and short equity positions and pays or receives one day DESTR on long positions and short positions respectively, plus or minus spread (rates range from -0.3% to 0.26%) which is denominated in DKK based on the local currencies of the positions within the swap	12/08/2027	(1,580)	(100)	—	(100)

REFERENCE ENTITY	SHARES	NOTIONAL VALUE (2)	UNREALIZED APPRECIATION (DEPRECIATION) ($) (3)	PERCENTAGE OF NET ASSETS (%)
Short Positions
Common Stocks
Denmark
Carlsberg A/S	(1)	(140)	(5)	0.0	(g)
Coloplast A/S	(3)	(183)	5	0.0	(g)
DSV A/S	(3)	(844)	25	0.0	(g)
NKT A/S	(1)	(78)	3	0.0	(g)
Novo Nordisk A/S	(5)	(224)	(35)	0.0	(g)
Novonesis Novozymes B	(16)	(919)	(117)	0.0	(g)
Orsted A/S	(1)	(21)	2	0.0	(g)
ROCKWOOL A/S	(5)	(140)	(11)	0.0	(g)

SEE NOTES TO FINANCIAL STATEMENTS.

580	SIX CIRCLES TRUST	JUNE 30, 2026

REFERENCE ENTITY	SHARES		NOTIONAL VALUE (2)	UNREALIZED APPRECIATION (DEPRECIATION) ($) (3)	PERCENTAGE OF NET ASSETS (%)
Short Positions — continued
Common Stocks — continued
Denmark — continued
Zealand Pharma A/S	(1)		(48)	(1)	0.0	(g)

Total Short Positions of Total Return Swaps			(2,597)	(134)	0.0	(g)

Long Positions
Common Stocks
Denmark
AP Moller—Maersk A/S	—	(h)	141	(17)	0.0	(g)
Genmab A/S	1		334	38	0.0	(g)
Tryg A/S	17		378	4	0.0	(g)
Vestas Wind Systems A/S	6		164	9	0.0	(g)

Total Long Positions of Total Return Swaps			1,017	34	0.0	(g)

Total of Long and Short Positions of Total Return Swaps			(1,580)	(100)	0.0	(g)

COUNTERPARTY	DESCRIPTION	TERMINATION DATE	NOTIONAL VALUE (2)	NET UNREALIZED APPRECIATION/ (DEPRECIATION) ($) (3)	NET CASH AND OTHER RECEIVABLES/ PAYABLES ($)	VALUE ($)
Societe Generale SA	The Fund receives a return on portfolio of long and short equity positions and pays or receives one day €STER on long positions and short positions respectively, plus or minus spread (rates range from -1.05% to 0.26%) which is denominated in EUR based on the local currencies of the positions within the swap	12/08/2027	(3,490)	451	(95)	356

REFERENCE ENTITY	SHARES	NOTIONAL VALUE (2)	UNREALIZED APPRECIATION (DEPRECIATION) ($) (3)	PERCENTAGE OF NET ASSETS (%)
Short Positions
Common Stocks
Austria
BAWAG Group AG	(4)	(671)	(94)	0.0	(g)
Raiffeisen Bank International AG	(4)	(196)	(29)	0.0	(g)

Belgium
D’ieteren Group	(1)	(248)	(15)	0.0	(g)
Elia Group SA	(1)	(77)	(4)	0.0	(g)
KBC Group NV	(10)	(1,239)	(75)	0.0	(g)
Lotus Bakeries NV	— (h)	(164)	(8)	0.0	(g)
Syensqo SA	— (h)	(8)	— (h)	0.0	(g)

Finland
Fortum OYJ	(13)	(315)	9	0.0	(g)
Kesko OYJ	(7)	(169)	12	0.0	(g)
Metso OYJ	(3)	(53)	2	0.0	(g)
Neste OYJ	(7)	(219)	— (h)	0.0	(g)
Nordea Bank Abp	(27)	(488)	(14)	0.0	(g)
Orion OYJ	— (h)	(2)	— (h)	0.0	(g)

SEE NOTES TO FINANCIAL STATEMENTS.

JUNE 30, 2026	SIX CIRCLES TRUST	581

Six Circles Multi-Strategy Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JUNE 30, 2026 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

REFERENCE ENTITY	SHARES	NOTIONAL VALUE (2)	UNREALIZED APPRECIATION (DEPRECIATION) ($) (3)	PERCENTAGE OF NET ASSETS (%)
Short Positions — continued
Common Stocks — continued
Finland — continued
Stora Enso OYJ	(16)	(180)	14	0.0	(g)
UPM-Kymmene OYJ	(1)	(35)	3	0.0	(g)

Germany
AIXTRON SE	(1)	(64)	4	0.0	(g)
Bayer AG	(7)	(275)	(96)	0.0	(g)
Bayerische Motoren Werke AG	(10)	(767)	122	0.0	(g)
Beiersdorf AG	— (h)	(29)	(3)	0.0	(g)
CTS Eventim AG & Co. KGaA	(1)	(81)	— (h)	0.0	(g)
Hannover Rueck SE	(1)	(165)	(13)	0.0	(g)
Henkel AG & Co. KGaA	(9)	(706)	(76)	0.0	(g)
Knorr-Bremse AG	(3)	(313)	(8)	0.0	(g)
MTU Aero Engines AG	— (h)	(70)	(14)	0.0	(g)
Porsche Automobil Holding SE	(33)	(1,173)	148	0.0	(g)
Rheinmetall AG	— (h)	(62)	10	0.0	(g)
Sartorius AG	— (h)	(135)	6	0.0	(g)
Siemens Healthineers AG	(4)	(170)	1	0.0	(g)
Symrise AG	(2)	(182)	(27)	0.0	(g)
Talanx AG	(3)	(353)	(43)	0.0	(g)
thyssenkrupp AG	(35)	(436)	26	0.0	(g)
TUI AG	(12)	(94)	(7)	0.0	(g)
Volkswagen AG	(20)	(1,982)	401	0.0	(g)
Zalando SE	(1)	(14)	(1)	0.0	(g)

Ireland
AIB Group plc	(33)	(378)	(10)	0.0	(g)
Bank of Ireland Group plc	(15)	(290)	(6)	0.0	(g)
Kingspan Group plc	(7)	(628)	11	0.0	(g)
Ryanair Holdings plc	(5)	(127)	(19)	0.0	(g)

Italy
A2A SpA	(103)	(261)	(5)	0.0	(g)
Banco BPM SpA	(5)	(82)	(10)	0.0	(g)
Buzzi SpA	(5)	(229)	(7)	0.0	(g)
Ferrari NV	(1)	(304)	(18)	0.0	(g)
Fincantieri SpA	(1)	(13)	1	0.0	(g)
FinecoBank Banca Fineco SpA	(18)	(434)	(17)	0.0	(g)
Lottomatica Group Spa	(8)	(234)	13	0.0	(g)
Moncler SpA	(5)	(303)	22	0.0	(g)
Terna — Rete Elettrica Nazionale	(73)	(842)	(13)	0.0	(g)

Luxembourg
ArcelorMittal SA	— (h)	(18)	— (h)	0.0	(g)
CVC Capital Partners plc	(17)	(256)	2	0.0	(g)
Tenaris SA	(1)	(27)	2	0.0	(g)

Netherlands
ABN AMRO Bank NV	(11)	(414)	(50)	0.0	(g)
Adyen NV	— (h)	(94)	1	0.0	(g)
Aegon Ltd.	(18)	(147)	(5)	0.0	(g)
EXOR NV	(5)	(356)	(4)	0.0	(g)
Ferrovial NV	(9)	(592)	(34)	0.0	(g)
Heineken NV	(7)	(517)	(49)	0.0	(g)
Prosus NV	(12)	(554)	20	0.0	(g)

SEE NOTES TO FINANCIAL STATEMENTS.

582	SIX CIRCLES TRUST	JUNE 30, 2026

REFERENCE ENTITY	SHARES	NOTIONAL VALUE (2)	UNREALIZED APPRECIATION (DEPRECIATION) ($) (3)	PERCENTAGE OF NET ASSETS (%)
Short Positions — continued
Common Stocks — continued
Netherlands — continued
SBM Offshore NV	(6)	(222)	21	0.0	(g)
Universal Music Group NV	(19)	(404)	(3)	0.0	(g)

Portugal
Banco Comercial Portugues SA	(505)	(533)	(64)	0.0	(g)
Jeronimo Martins SGPS SA	(6)	(123)	6	0.0	(g)

Spain
Acerinox SA	(1)	(12)	— (h)	0.0	(g)
Aena SME SA	(36)	(1,028)	(68)	0.0	(g)
Amadeus IT Group SA	(1)	(77)	2	0.0	(g)
Banco de Sabadell SA	(131)	(428)	(36)	0.0	(g)
EDP Renewables SA	(6)	(94)	(1)	0.0	(g)
Endesa SA	(2)	(103)	(10)	0.0	(g)
Mapfre SA	(84)	(377)	(40)	0.0	(g)
Merlin Properties Socimi SA	(16)	(264)	(10)	0.0	(g)
Solaria Energia y Medio Ambiente SA	(2)	(62)	8	0.0	(g)

United Kingdom
International Consolidated Airlines Group SA	(19)	(113)	(5)	0.0	(g)

Total Short Positions of Total Return Swaps		(22,075)	(144)	0.0	(g)

Long Positions
Common Stocks
Austria
Erste Group Bank AG	1	126	20	0.0	(g)
OMV AG	2	104	(5)	0.0	(g)
voestalpine AG	2	130	(14)	0.0	(g)

Belgium
Ageas SA	6	436	43	0.0	(g)
Anheuser-Busch InBev SA	4	334	21	0.0	(g)
Financiere de Tubize SA	— (h)	24	— (h)	0.0	(g)
Groupe Bruxelles Lambert NV	4	400	(4)	0.0	(g)
Sofina SA	1	137	5	0.0	(g)
UCB SA	— (h)	68	2	0.0	(g)
Umicore SA	1	30	(2)	0.0	(g)

Finland
Elisa OYJ	3	113	(8)	0.0	(g)
Sampo OYJ	34	343	12	0.0	(g)
Wartsila OYJ Abp	7	302	(21)	0.0	(g)

Germany
adidas AG	— (h)	88	8	0.0	(g)
Aurubis AG	1	129	(6)	0.0	(g)
BASF SE	3	184	(6)	0.0	(g)
Continental AG	3	253	13	0.0	(g)
Deutsche Bank AG	7	210	18	0.0	(g)
Deutsche Boerse AG	1	230	(6)	0.0	(g)
Deutsche Post AG	4	261	7	0.0	(g)
Deutsche Telekom AG	8	255	(34)	0.0	(g)
Evonik Industries AG	2	45	— (h)	0.0	(g)
Fresenius Medical Care AG	2	67	3	0.0	(g)

SEE NOTES TO FINANCIAL STATEMENTS.

JUNE 30, 2026	SIX CIRCLES TRUST	583

Six Circles Multi-Strategy Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JUNE 30, 2026 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

REFERENCE ENTITY	SHARES		NOTIONAL VALUE (2)	UNREALIZED APPRECIATION (DEPRECIATION) ($) (3)	PERCENTAGE OF NET ASSETS (%)
Long Positions — continued
Common Stocks — continued
Germany — continued
Fresenius SE & Co. KGaA	1		27	2	0.0	(g)
HOCHTIEF AG	—	(h)	140	(1)	0.0	(g)
LEG Immobilien SE	8		443	41	0.0	(g)
Mercedes-Benz Group AG	3		174	(16)	0.0	(g)
Merck KGaA	1		231	15	0.0	(g)
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	—	(h)	25	— (h)	0.0	(g)
Nemetschek SE	1		95	(16)	0.0	(g)
Nordex SE	10		482	66	0.0	(g)
Puma SE	2		73	— (h)	0.0	(g)
RWE AG	27		1,739	17	0.0	(g)
SAP SE	1		215	(33)	0.0	(g)
Scout24 SE	—	(h)	15	(1)	0.0	(g)
Vonovia SE	6		129	12	0.0	(g)

Ireland
Kerry Group plc	2		129	10	0.0	(g)

Italy
Azimut Holding SpA	4		171	1	0.0	(g)
Banca Mediolanum SpA	2		36	3	0.0	(g)
Enel SpA	6		73	1	0.0	(g)
Generali	23		1,033	70	0.0	(g)
Intesa Sanpaolo SpA	14		90	6	0.0	(g)
Italgas SpA	8		99	(1)	0.0	(g)
Leonardo SpA	3		198	(17)	0.0	(g)
Poste Italiane SpA	34		1,018	96	0.0	(g)
Prysmian SpA	—	(h)	8	— (h)	0.0	(g)
Saipem SpA	28		139	— (h)	0.0	(g)
Snam SpA	82		583	6	0.0	(g)
UniCredit SpA	3		260	24	0.0	(g)
Unipol Assicurazioni SpA	1		27	3	0.0	(g)

Netherlands
ASM International NV	—	(h)	254	32	0.0	(g)
ASML Holding NV	—	(h)	599	82	0.0	(g)
ASR Nederland NV	9		637	26	0.0	(g)
ING Groep NV	3		84	8	0.0	(g)
Koninklijke Ahold Delhaize NV	3		114	(1)	0.0	(g)
Koninklijke KPN NV	38		188	(2)	0.0	(g)
Koninklijke Philips NV	9		225	10	0.0	(g)
NN Group NV	7		575	41	0.0	(g)
QIAGEN NV	2		59	4	0.0	(g)
Wolters Kluwer NV	5		386	(39)	0.0	(g)

Portugal
EDP SA	2		10	— (h)	0.0	(g)

Spain
ACS Actividades de Construccion y Servicios SA	4		279	10	0.0	(g)
Banco Bilbao Vizcaya Argentaria SA	32		701	89	0.0	(g)
Banco Santander SA	14		165	23	0.0	(g)
Bankinter SA	5		76	4	0.0	(g)
CaixaBank SA	26		341	31	0.0	(g)
Cellnex Telecom SA	—	(h)	11	(1)	0.0	(g)

SEE NOTES TO FINANCIAL STATEMENTS.

584	SIX CIRCLES TRUST	JUNE 30, 2026

REFERENCE ENTITY	SHARES	NOTIONAL VALUE (2)	UNREALIZED APPRECIATION (DEPRECIATION) ($) (3)	PERCENTAGE OF NET ASSETS (%)
Long Positions — continued
Common Stocks — continued
Spain — continued
Enagas SA	45	898	(18)	0.0	(g)
Industria de Diseno Textil SA	5	284	3	0.0	(g)
Naturgy Energy Group SA	10	343	(16)	0.0	(g)
Telefonica SA	79	346	(27)	0.0	(g)

Switzerland
DSM-Firmenich AG	1	89	2	0.0	(g)

Total Long Positions of Total Return Swaps		18,585	595	0.0	(g)

Total of Long and Short Positions of Total Return Swaps		(3,490)	451	0.0	(g)

COUNTERPARTY	DESCRIPTION	TERMINATION DATE	NOTIONAL VALUE (2)	NET UNREALIZED APPRECIATION/ (DEPRECIATION) ($) (3)	NET CASH AND OTHER RECEIVABLES/ PAYABLES ($)	VALUE ($)
Societe Generale SA	The Fund receives a return on portfolio of long and short equity positions and pays or receives one day SONIA on long positions and short positions respectively, plus or minus spread (rates range from -0.25% to 0.55%) which is denominated in GBP based on the local currencies of the positions within the swap	12/08/2027	(5,212)	(254)	(16)	(270)

REFERENCE ENTITY	SHARES	NOTIONAL VALUE (2)	UNREALIZED APPRECIATION (DEPRECIATION) ($) (3)	PERCENTAGE OF NET ASSETS (%)
Short Positions
Common Stocks
Australia
Greatland Resources Ltd.	(17)	(152)	13	0.0	(g)

Bermuda
Hiscox Ltd.	(26)	(614)	(33)	0.0	(g)

Hong Kong
Prudential plc	(14)	(183)	(9)	0.0	(g)

Ireland
DCC plc	(1)	(107)	(4)	0.0	(g)
Experian plc	(11)	(374)	13	0.0	(g)

Mexico
Fresnillo plc	(1)	(40)	4	0.0	(g)

Peru
Hochschild Mining plc	(13)	(91)	11	0.0	(g)

South Africa
Pan African Resources plc	(71)	(102)	12	0.0	(g)

Switzerland
Coca-Cola HBC AG	(2)	(106)	(14)	0.0	(g)

SEE NOTES TO FINANCIAL STATEMENTS.

JUNE 30, 2026	SIX CIRCLES TRUST	585

Six Circles Multi-Strategy Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JUNE 30, 2026 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

REFERENCE ENTITY	SHARES	NOTIONAL VALUE (2)	UNREALIZED APPRECIATION (DEPRECIATION) ($) (3)	PERCENTAGE OF NET ASSETS (%)
Short Positions — continued
Common Stocks — continued

United Kingdom
3i Group plc	(2)	(52)	1	0.0	(g)
Admiral Group plc	(2)	(99)	(6)	0.0	(g)
Anglo American plc	(3)	(176)	7	0.0	(g)
AstraZeneca plc	(1)	(142)	(1)	0.0	(g)
Autotrader Group plc	(29)	(183)	(11)	0.0	(g)
Berkeley Group Holdings plc	(1)	(66)	(2)	0.0	(g)
British American Tobacco plc	(17)	(1,019)	(20)	0.0	(g)
BT Group plc	(53)	(142)	10	0.0	(g)
Bunzl plc	(9)	(300)	(16)	0.0	(g)
Convatec Group plc	(53)	(142)	(10)	0.0	(g)
Croda International plc	(3)	(130)	(7)	0.0	(g)
Diageo plc	(4)	(77)	(1)	0.0	(g)
Drax Group plc	(1)	(6)	— (h)	0.0	(g)
easyJet plc	(26)	(158)	(31)	0.0	(g)
Games Workshop Group plc	(1)	(142)	(20)	0.0	(g)
GSK plc	(2)	(58)	(2)	0.0	(g)
Haleon plc	(369)	(1,619)	(82)	0.0	(g)
Halma plc	(3)	(175)	10	0.0	(g)
Harbour Energy plc	(19)	(68)	14	0.0	(g)
Howden Joinery Group plc	(8)	(88)	(6)	0.0	(g)
International Consolidated Airlines Group SA	(48)	(268)	(36)	0.0	(g)
JD Sports Fashion plc	(34)	(38)	— (h)	0.0	(g)
LondonMetric Property plc	(62)	(146)	(8)	0.0	(g)
Marks & Spencer Group plc	(55)	(262)	(10)	0.0	(g)
Melrose Industries plc	(17)	(102)	(3)	0.0	(g)
National Grid plc	(11)	(177)	(7)	0.0	(g)
Persimmon plc	(13)	(187)	(1)	0.0	(g)
RELX plc	(10)	(329)	30	0.0	(g)
Rentokil Initial plc	(20)	(120)	5	0.0	(g)
Rightmove plc	(4)	(23)	— (h)	0.0	(g)
Rolls-Royce Holdings plc	(9)	(165)	(6)	0.0	(g)
Segro plc	(17)	(164)	(31)	0.0	(g)
Severn Trent plc	— (h)	(5)	— (h)	0.0	(g)
Spirax Group plc	(1)	(112)	(1)	0.0	(g)
SSE plc	(19)	(608)	(14)	0.0	(g)
Tritax Big Box REIT plc	(52)	(102)	(8)	0.0	(g)
Unilever plc	(14)	(769)	(62)	0.0	(g)
UNITE Group plc (The)	(20)	(134)	1	0.0	(g)
United Utilities Group plc	(7)	(129)	— (h)	0.0	(g)
Whitbread plc	(1)	(36)	(1)	0.0	(g)
Wise Group plc	(9)	(98)	(9)	0.0	(g)

United States
Sunbelt Rentals Holdings, Inc.	(4)	(289)	26	0.0	(g)

Total Short Positions of Total Return Swaps		(10,874)	(315)	0.0	(g)

Long Positions
Common Stocks
Chile
Antofagasta plc	7	341	(9)	0.0	(g)

United Kingdom
Aviva plc	5	42	3	0.0	(g)

SEE NOTES TO FINANCIAL STATEMENTS.

586	SIX CIRCLES TRUST	JUNE 30, 2026

REFERENCE ENTITY	SHARES		NOTIONAL VALUE (2)	UNREALIZED APPRECIATION (DEPRECIATION) ($) (3)	PERCENTAGE OF NET ASSETS (%)
Long Positions — continued
Common Stocks — continued
United Kingdom — continued
Babcock International Group plc	2		24	(2)	0.0	(g)
BAE Systems plc	2		54	(3)	0.0	(g)
Balfour Beatty plc	6		66	4	0.0	(g)
Barratt Redrow plc	9		35	— (h)	0.0	(g)
Bellway plc	5		117	12	0.0	(g)
BP plc	33		242	(35)	0.0	(g)
British Land Co. plc/The	14		73	3	0.0	(g)
Burberry Group plc	1		9	— (h)	0.0	(g)
Diploma plc	1		138	1	0.0	(g)
Endeavour Mining plc	—	(h)	24	(2)	0.0	(g)
Entain plc	11		80	(2)	0.0	(g)
Hikma Pharmaceuticals plc	2		38	1	0.0	(g)
IG Group Holdings plc	6		139	(2)	0.0	(g)
IMI plc	9		330	12	0.0	(g)
Imperial Brands plc	7		246	4	0.0	(g)
Informa plc	6		61	7	0.0	(g)
J Sainsbury plc	9		34	2	0.0	(g)
Johnson Matthey plc	6		169	(14)	0.0	(g)
Kingfisher plc	52		194	3	0.0	(g)
London Stock Exchange Group plc	—	(h)	41	(1)	0.0	(g)
M&G plc	2		7	— (h)	0.0	(g)
NatWest Group plc	46		362	41	0.0	(g)
Next plc	1		149	10	0.0	(g)
Pearson plc	11		176	6	0.0	(g)
Reckitt Benckiser Group plc	5		279	22	0.0	(g)
Sage Group plc (The)	24		274	(11)	0.0	(g)
Shell plc	2		98	(9)	0.0	(g)
Smith & Nephew plc	6		87	(4)	0.0	(g)
Smiths Group plc	4		139	3	0.0	(g)
St James’s Place plc	10		149	4	0.0	(g)
Standard Chartered plc	22		565	32	0.0	(g)
Standard Life plc	20		198	18	0.0	(g)
Taylor Wimpey plc	106		106	8	0.0	(g)
Tesco plc	30		180	2	0.0	(g)
Vodafone Group plc	267		396	(43)	0.0	(g)

Total Long Positions of Total Return Swaps			5,662	61	0.0	(g)

Total of Long and Short Positions of Total Return Swaps			(5,212)	(254)	0.0	(g)

COUNTERPARTY	DESCRIPTION	TERMINATION DATE	NOTIONAL VALUE (2)	NET UNREALIZED APPRECIATION/ (DEPRECIATION) ($) (3)	NET CASH AND OTHER RECEIVABLES/ PAYABLES ($)	VALUE ($)
Societe Generale SA	The Fund receives a return on portfolio of long and short equity positions and pays or receives one day HONIA on long positions and short positions respectively, plus or minus spread (rates range from -0.5% to 0.3%) which is denominated in HKD based on the local currencies of the positions within the swap	12/08/2027	(358)	49	(4)	45

SEE NOTES TO FINANCIAL STATEMENTS.

JUNE 30, 2026	SIX CIRCLES TRUST	587

Six Circles Multi-Strategy Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JUNE 30, 2026 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

REFERENCE ENTITY	SHARES	NOTIONAL VALUE (2)	UNREALIZED APPRECIATION (DEPRECIATION) ($) (3)	PERCENTAGE OF NET ASSETS (%)
Short Positions
Common Stocks
Hong Kong
BOC Hong Kong Holdings Ltd.	(58)	(351)	37	0.0	(g)
CK Infrastructure Holdings Ltd.	(10)	(70)	(3)	0.0	(g)
CLP Holdings Ltd.	(4)	(37)	— (h)	0.0	(g)
Hong Kong & China Gas Co. Ltd.	(269)	(234)	11	0.0	(g)
MTR Corp. Ltd.	(46)	(186)	7	0.0	(g)
Sun Hung Kai Properties Ltd.	(17)	(257)	14	0.0	(g)

Total Short Positions of Total Return Swaps		(1,135)	66	0.0	(g)

Long Positions
Common Stocks
Hong Kong
AIA Group Ltd.	5	50	(1)	0.0	(g)
CK Hutchison Holdings Ltd.	36	306	(6)	0.0	(g)
Galaxy Entertainment Group Ltd.	31	120	(4)	0.0	(g)
Link REIT	28	135	(5)	0.0	(g)
SITC International Holdings Co. Ltd.	6	27	(3)	0.0	(g)
Techtronic Industries Co. Ltd.	1	15	2	0.0	(g)

Macau
Sands China Ltd.	51	96	(11)	0.0	(g)

Singapore
ASMPT Ltd.	1	28	11	0.0	(g)
Total Long Positions of Total Return Swaps		777	(17)	0.0	(g)

Total of Long and Short Positions of Total Return Swaps		(358)	49	0.0	(g)

COUNTERPARTY	DESCRIPTION	TERMINATION DATE	NOTIONAL VALUE (2)	NET UNREALIZED APPRECIATION/ (DEPRECIATION) ($) (3)	NET CASH AND OTHER RECEIVABLES/ PAYABLES ($)		VALUE ($)
Societe Generale SA	The Fund receives a return on portfolio of long and short equity positions and pays or receives one day SHIR on long positions and short positions respectively, plus or minus spread (rates range from -3.1% to 0.7%) which is denominated in ILS based on the local currencies of the positions within the swap	12/08/2027	(95)	30	—	(h)	30

REFERENCE ENTITY	SHARES	NOTIONAL VALUE (2)	UNREALIZED APPRECIATION (DEPRECIATION) ($) (3)		PERCENTAGE OF NET ASSETS (%)
Short Positions
Common Stocks
Israel
Azrieli Group Ltd.	(2)	(229)	16		0.0	(g)
Bank Hapoalim BM	(5)	(111)	—	(h)	0.0	(g)
Clal Insurance Enterprises Holdings Ltd.	— (h)	(10)	1		0.0	(g)
Mizrahi Tefahot Bank Ltd.	(1)	(42)	2		0.0	(g)
Next Vision Stabilized Systems Ltd.	(1)	(109)	14		0.0	(g)
Phoenix Financial Ltd.	(1)	(72)	6		0.0	(g)

SEE NOTES TO FINANCIAL STATEMENTS.

588	SIX CIRCLES TRUST	JUNE 30, 2026

REFERENCE ENTITY	SHARES		NOTIONAL VALUE (2)	UNREALIZED APPRECIATION (DEPRECIATION) ($) (3)	PERCENTAGE OF NET ASSETS (%)
Short Positions — continued
Common Stocks — continued
Israel — continued
Tower Semiconductor Ltd.	—	(h)	(30)	(2)	0.0	(g)

Total Short Positions of Total Return Swaps			(603)	37	0.0	(g)

Long Positions
Common Stocks
Israel
Bank Leumi Le-Israel BM	6		147	(2)	0.0	(g)
Elbit Systems Ltd.	—	(h)	12	(1)	0.0	(g)
Israel Discount Bank Ltd.	35		349	(4)	0.0	(g)

Total Long Positions of Total Return Swaps			508	(7)	0.0	(g)

Total of Long and Short Positions of Total Return Swaps			(95)	30	0.0	(g)

COUNTERPARTY	DESCRIPTION	TERMINATION DATE	NOTIONAL VALUE (2)	NET UNREALIZED APPRECIATION/ (DEPRECIATION) ($) (3)	NET CASH AND OTHER RECEIVABLES/ PAYABLES ($)	VALUE ($)
Societe Generale SA	The Fund receives a return on portfolio of long and short equity positions and pays or receives one day MUTSC on long positions and short positions respectively, plus or minus spread (rates range from -0.5% to 0.25%) which is denominated in JPY based on the local currencies of the positions within the swap	12/08/2027	17,185	58	119	177

REFERENCE ENTITY	SHARES	NOTIONAL VALUE (2)	UNREALIZED APPRECIATION (DEPRECIATION) ($) (3)	PERCENTAGE OF NET ASSETS (%)
Short Positions
Common Stocks
Japan
Aeon Co. Ltd.	(4)	(30)	1	0.0	(g)
Asahi Group Holdings Ltd.	(12)	(114)	(3)	0.0	(g)
Asahi Intecc Co. Ltd.	(1)	(18)	— (h)	0.0	(g)
Asics Corp.	(7)	(193)	(1)	0.0	(g)
Bandai Namco Holdings, Inc.	(2)	(48)	(1)	0.0	(g)
Capcom Co. Ltd.	(9)	(158)	(5)	0.0	(g)
Central Japan Railway Co.	(11)	(225)	(5)	0.0	(g)
Chiba Bank Ltd./The	(3)	(46)	(1)	0.0	(g)
Chubu Electric Power Co., Inc.	(13)	(224)	(28)	0.0	(g)
Daikin Industries Ltd.	(1)	(115)	(6)	0.0	(g)
Dexerials Corp.	(1)	(29)	(2)	0.0	(g)
East Japan Railway Co.	(1)	(19)	— (h)	0.0	(g)
Ebara Corp.	(5)	(139)	(34)	0.0	(g)
Electric Power Development Co. Ltd.	(16)	(388)	35	0.0	(g)
Food & Life Cos. Ltd.	(3)	(96)	— (h)	0.0	(g)
Furukawa Electric Co. Ltd.	(4)	(111)	(5)	0.0	(g)
GS Yuasa Corp.	(2)	(78)	2	0.0	(g)
Hankyu Hanshin Holdings, Inc.	(12)	(329)	16	0.0	(g)

SEE NOTES TO FINANCIAL STATEMENTS.

JUNE 30, 2026	SIX CIRCLES TRUST	589

Six Circles Multi-Strategy Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JUNE 30, 2026 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

REFERENCE ENTITY	SHARES	NOTIONAL VALUE (2)	UNREALIZED APPRECIATION (DEPRECIATION) ($) (3)	PERCENTAGE OF NET ASSETS (%)
Short Positions — continued
Common Stocks — continued
Japan — continued
Hikari Tsushin, Inc.	(1)	(244)	3	0.0	(g)
Hokuhoku Financial Group, Inc.	— (h)	(16)	(1)	0.0	(g)
Inpex Corp.	(10)	(233)	24	0.0	(g)
Isetan Mitsukoshi Holdings Ltd.	(1)	(19)	(4)	0.0	(g)
Iyogin Holdings, Inc.	(2)	(35)	(2)	0.0	(g)
J Front Retailing Co. Ltd.	(7)	(96)	(60)	0.0	(g)
Japan Exchange Group, Inc.	(9)	(115)	(3)	0.0	(g)
Japan Post Bank Co. Ltd.	(15)	(294)	6	0.0	(g)
Japan Post Insurance Co. Ltd.	(14)	(124)	(6)	0.0	(g)
JFE Holdings, Inc.	(1)	(13)	— (h)	0.0	(g)
Kikkoman Corp.	(25)	(222)	(31)	0.0	(g)
Kirin Holdings Co. Ltd.	(1)	(16)	(1)	0.0	(g)
Komatsu Ltd.	(2)	(93)	4	0.0	(g)
Konami Group Corp.	(1)	(107)	10	0.0	(g)
Kurita Water Industries Ltd.	(3)	(158)	(17)	0.0	(g)
Kyocera Corp.	(5)	(114)	— (h)	0.0	(g)
Kyowa Kirin Co. Ltd.	(3)	(45)	(4)	0.0	(g)
Makita Corp.	(1)	(23)	(2)	0.0	(g)
Marubeni Corp.	(2)	(72)	3	0.0	(g)
MatsukiyoCocokara & Co.	(6)	(87)	(1)	0.0	(g)
Mebuki Financial Group, Inc.	(7)	(56)	(3)	0.0	(g)
Mercari, Inc.	(2)	(54)	(4)	0.0	(g)
Micronics Japan Co. Ltd.	(1)	(40)	(11)	0.0	(g)
MISUMI Group, Inc.	(13)	(281)	(29)	0.0	(g)
Mitsubishi Chemical Group Corp.	(24)	(154)	(14)	0.0	(g)
Mizuho Financial Group, Inc.	— (h)	(14)	— (h)	0.0	(g)
MonotaRO Co. Ltd.	(5)	(53)	1	0.0	(g)
MS&AD Insurance Group Holdings, Inc.	(10)	(284)	13	0.0	(g)
Nexon Co. Ltd.	(1)	(10)	— (h)	0.0	(g)
Nippon Building Fund, Inc.	— (h)	(147)	(5)	0.0	(g)
Nippon Sanso Holdings Corp.	(4)	(144)	(15)	0.0	(g)
Nippon Steel Corp.	(3)	(11)	— (h)	0.0	(g)
Niterra Co. Ltd.	(4)	(243)	(20)	0.0	(g)
NTT, Inc.	(792)	(717)	11	0.0	(g)
Obic Co. Ltd.	(1)	(15)	1	0.0	(g)
Oji Holdings Corp.	(12)	(58)	(1)	0.0	(g)
Olympus Corp.	(7)	(75)	5	0.0	(g)
Omron Corp.	(2)	(86)	1	0.0	(g)
Oriental Land Co. Ltd./Japan	(10)	(134)	(16)	0.0	(g)
Osaka Gas Co. Ltd.	(1)	(47)	— (h)	0.0	(g)
Panasonic Holdings Corp.	(7)	(143)	(37)	0.0	(g)
Resona Holdings, Inc.	(8)	(103)	(1)	0.0	(g)
Rorze Corp.	(1)	(15)	(3)	0.0	(g)
Ryohin Keikaku Co. Ltd.	(4)	(92)	— (h)	0.0	(g)
Seibu Holdings, Inc.	(6)	(90)	(17)	0.0	(g)
Sekisui Chemical Co. Ltd.	(9)	(134)	(16)	0.0	(g)
Shimadzu Corp.	(5)	(119)	(10)	0.0	(g)
Shionogi & Co. Ltd.	(4)	(70)	1	0.0	(g)
Sojitz Corp.	(4)	(128)	(2)	0.0	(g)
Sompo Holdings, Inc.	(2)	(65)	— (h)	0.0	(g)
Sumitomo Corp.	(13)	(134)	9	0.0	(g)
Sumitomo Forestry Co. Ltd.	(1)	(9)	— (h)	0.0	(g)

SEE NOTES TO FINANCIAL STATEMENTS.

590	SIX CIRCLES TRUST	JUNE 30, 2026

REFERENCE ENTITY	SHARES	NOTIONAL VALUE (2)	UNREALIZED APPRECIATION (DEPRECIATION) ($) (3)	PERCENTAGE OF NET ASSETS (%)
Short Positions — continued
Common Stocks — continued
Japan — continued
Suntory Beverage & Food Ltd.	(18)	(468)	(24)	0.0	(g)
Toho Co. Ltd./Tokyo	(4)	(33)	(1)	0.0	(g)
Tokyu Corp.	(17)	(174)	1	0.0	(g)
TOPPAN Holdings, Inc.	(1)	(15)	(4)	0.0	(g)
TOTO Ltd.	(1)	(24)	(3)	0.0	(g)
Toyo Suisan Kaisha Ltd.	(1)	(80)	(3)	0.0	(g)
Toyota Motor Corp.	(22)	(380)	13	0.0	(g)
Toyota Tsusho Corp.	(6)	(235)	7	0.0	(g)
West Japan Railway Co.	(2)	(31)	(2)	0.0	(g)
Yokogawa Electric Corp.	(4)	(131)	(18)	0.0	(g)
Yokohama Financial Group, Inc.	(8)	(83)	(5)	0.0	(g)
Yokohama Rubber Co. Ltd./The	(1)	(63)	— (h)	0.0	(g)
Zensho Holdings Co. Ltd.	(6)	(270)	(13)	0.0	(g)
ZOZO, Inc.	(12)	(80)	(6)	0.0	(g)

Total Short Positions of Total Return Swaps		(10,278)	(339)	0.0	(g)

Long Positions
Common Stocks
Japan
Aisin Corp.	13	184	(13)	0.0	(g)
Amada Co. Ltd.	12	206	12	0.0	(g)
ANA Holdings, Inc.	33	568	31	0.0	(g)
Anritsu Corp.	3	75	4	0.0	(g)
Asahi Kasei Corp.	6	68	2	0.0	(g)
Astellas Pharma, Inc.	7	98	1	0.0	(g)
BayCurrent, Inc.	3	99	1	0.0	(g)
Bridgestone Corp.	58	1,235	(10)	0.0	(g)
Canon, Inc.	3	72	(3)	0.0	(g)
CyberAgent, Inc.	24	204	(4)	0.0	(g)
Dai Nippon Printing Co. Ltd.	12	194	24	0.0	(g)
Daiichi Life Group, Inc.	21	217	13	0.0	(g)
Daiwa House Industry Co. Ltd.	9	238	9	0.0	(g)
Daiwa Securities Group, Inc.	25	236	9	0.0	(g)
Denso Corp.	25	295	(4)	0.0	(g)
DMG Mori Co. Ltd.	37	730	59	0.0	(g)
ENEOS Holdings, Inc.	14	111	(5)	0.0	(g)
Fuji Electric Co. Ltd.	1	68	(2)	0.0	(g)
Fujitsu Ltd.	27	577	(36)	0.0	(g)
Hamamatsu Photonics KK	4	70	1	0.0	(g)
Hitachi Construction Machinery Co. Ltd.	4	119	— (h)	0.0	(g)
Hitachi Ltd.	36	1,115	(117)	0.0	(g)
Horiba Ltd.	3	376	45	0.0	(g)
Idemitsu Kosan Co. Ltd.	10	80	(9)	0.0	(g)
INFRONEER Holdings, Inc.	5	77	4	0.0	(g)
Isuzu Motors Ltd.	3	39	— (h)	0.0	(g)
ITOCHU Corp.	104	1,186	2	0.0	(g)
Japan Airlines Co. Ltd.	3	40	3	0.0	(g)
Japan Post Holdings Co. Ltd.	11	151	1	0.0	(g)
Japan Tobacco, Inc.	6	226	(5)	0.0	(g)
Kajima Corp.	10	343	29	0.0	(g)
Kandenko Co. Ltd.	5	180	31	0.0	(g)
Kansai Electric Power Co., Inc. (The)	10	141	(2)	0.0	(g)

SEE NOTES TO FINANCIAL STATEMENTS.

JUNE 30, 2026	SIX CIRCLES TRUST	591

Six Circles Multi-Strategy Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JUNE 30, 2026 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

REFERENCE ENTITY	SHARES		NOTIONAL VALUE (2)	UNREALIZED APPRECIATION (DEPRECIATION) ($) (3)	PERCENTAGE OF NET ASSETS (%)
Short Positions — continued
Common Stocks — continued
Japan — continued
Kao Corp.	30		550	41	0.0	(g)
KDDI Corp.	2		35	— (h)	0.0	(g)
Kobe Bussan Co. Ltd.	1		13	— (h)	0.0	(g)
Kubota Corp.	5		78	— (h)	0.0	(g)
LY Corp.	14		35	2	0.0	(g)
MEIJI Holdings Co. Ltd.	3		68	2	0.0	(g)
Mitsubishi Corp.	5		133	(8)	0.0	(g)
Mitsubishi Gas Chemical Co., Inc.	1		29	2	0.0	(g)
Mitsubishi HC Capital, Inc.	14		116	— (h)	0.0	(g)
Mitsubishi Heavy Industries Ltd.	15		346	(3)	0.0	(g)
Mitsubishi UFJ Financial Group, Inc.	13		247	3	0.0	(g)
Mitsui & Co. Ltd.	12		354	(14)	0.0	(g)
Mitsui Chemicals, Inc.	27		345	14	0.0	(g)
Mitsui Fudosan Co. Ltd.	62		558	13	0.0	(g)
Mitsui OSK Lines Ltd.	2		74	(7)	0.0	(g)
Modec, Inc.	—	(h)	12	— (h)	0.0	(g)
NEC Corp.	35		882	(37)	0.0	(g)
NGK Corp.	12		435	103	0.0	(g)
NH Foods Ltd.	2		68	(2)	0.0	(g)
Nikon Corp.	4		48	2	0.0	(g)
Nippon Electric Glass Co. Ltd.	3		102	7	0.0	(g)
Nippon Yusen KK	1		33	(1)	0.0	(g)
Nissan Chemical Corp.	2		75	14	0.0	(g)
Nitto Denko Corp.	22		402	19	0.0	(g)
Nomura Holdings, Inc.	125		1,046	42	0.0	(g)
Nomura Research Institute Ltd.	14		413	(9)	0.0	(g)
NSK Ltd.	41		290	(2)	0.0	(g)
Obayashi Corp.	12		219	13	0.0	(g)
Ono Pharmaceutical Co. Ltd.	29		403	21	0.0	(g)
Otsuka Corp.	26		448	(11)	0.0	(g)
Otsuka Holdings Co. Ltd.	—	(h)	13	— (h)	0.0	(g)
Pan Pacific International Holdings Corp.	22		115	(2)	0.0	(g)
Penta-Ocean Construction Co. Ltd.	6		58	3	0.0	(g)
Rakuten Group, Inc.	3		13	— (h)	0.0	(g)
Rohm Co. Ltd.	1		43	— (h)	0.0	(g)
SBI Holdings, Inc.	17		295	(19)	0.0	(g)
Secom Co. Ltd.	8		307	3	0.0	(g)
Seiko Epson Corp.	7		125	(8)	0.0	(g)
Sekisui House Ltd.	36		722	28	0.0	(g)
Seven & i Holdings Co. Ltd.	16		185	4	0.0	(g)
Shimizu Corp.	31		469	22	0.0	(g)
Shin-Etsu Chemical Co. Ltd.	5		229	3	0.0	(g)
Shizuoka Financial Group, Inc.	3		45	2	0.0	(g)
SoftBank Corp.	346		455	(13)	0.0	(g)
Sony Group Corp.	25		548	(36)	0.0	(g)
Square Enix Holdings Co. Ltd.	4		61	(2)	0.0	(g)
SUMCO Corp.	2		38	2	0.0	(g)
Sumitomo Chemical Co. Ltd.	68		237	(23)	0.0	(g)
Sumitomo Electric Industries Ltd.	3		64	(6)	0.0	(g)
Sumitomo Heavy Industries Ltd.	3		88	2	0.0	(g)
Sumitomo Metal Mining Co. Ltd.	5		233	(17)	0.0	(g)
Sumitomo Mitsui Financial Group, Inc.	13		477	19	0.0	(g)

SEE NOTES TO FINANCIAL STATEMENTS.

592	SIX CIRCLES TRUST	JUNE 30, 2026

REFERENCE ENTITY	SHARES	NOTIONAL VALUE (2)	UNREALIZED APPRECIATION (DEPRECIATION) ($) (3)	PERCENTAGE OF NET ASSETS (%)
Short Positions — continued
Common Stocks — continued
Japan — continued
Sumitomo Mitsui Trust Group, Inc.	3	100	5	0.0	(g)
Sumitomo Rubber Industries Ltd.	8	103	(2)	0.0	(g)
Suzuki Motor Corp.	8	96	5	0.0	(g)
Sysmex Corp.	46	410	3	0.0	(g)
T&D Holdings, Inc.	5	141	13	0.0	(g)
Taisei Corp.	8	648	53	0.0	(g)
Takeda Pharmaceutical Co. Ltd.	21	652	14	0.0	(g)
Terumo Corp.	55	774	(17)	0.0	(g)
Tokyo Tatemono Co. Ltd.	1	26	— (h)	0.0	(g)
Tokyu Fudosan Holdings Corp.	87	690	5	0.0	(g)
Tosoh Corp.	43	720	52	0.0	(g)
Toyo Tire Corp.	5	100	3	0.0	(g)
Trend Micro, Inc./Japan	7	269	(15)	0.0	(g)
Yaskawa Electric Corp.	11	439	41	0.0	(g)

Total Long Positions of Total Return Swaps		27,463	397	0.0	(g)

Total of Long and Short Positions of Total Return Swaps		17,185	58	0.0	(g)

COUNTERPARTY	DESCRIPTION	TERMINATION DATE	NOTIONAL VALUE (2)	NET UNREALIZED APPRECIATION/ (DEPRECIATION) ($) (3)	NET CASH AND OTHER RECEIVABLES/ PAYABLES ($)	VALUE ($)
Societe Generale SA	The Fund receives a return on portfolio of long and short equity positions and pays or receives one month NIBOR on long positions and short positions respectively, plus or minus spread (rates range from -0.3% to 0.26%) which is denominated in NOK based on the local currencies of the positions within the swap	12/08/2027	137	(47)	2	(45)

REFERENCE ENTITY	SHARES	NOTIONAL VALUE (2)	UNREALIZED APPRECIATION (DEPRECIATION) ($) (3)	PERCENTAGE OF NET ASSETS (%)
Short Positions
Common Stocks
Norway
DNB Bank ASA	(3)	(81)	(3)	0.0	(g)
Gjensidige Forsikring ASA	(2)	(61)	(5)	0.0	(g)
Kongsberg Gruppen ASA	(2)	(58)	3	0.0	(g)
Norsk Hydro ASA	(28)	(319)	69	0.0	(g)
Orkla ASA	(40)	(392)	(25)	0.0	(g)
Yara International ASA	(4)	(189)	12	0.0	(g)

Total Short Positions of Total Return Swaps		(1,100)	51	0.0	(g)

Long Positions
Common Stocks
Norway
Aker BP ASA	18	618	(69)	0.0	(g)

SEE NOTES TO FINANCIAL STATEMENTS.

JUNE 30, 2026	SIX CIRCLES TRUST	593

Six Circles Multi-Strategy Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JUNE 30, 2026 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

REFERENCE ENTITY	SHARES	NOTIONAL VALUE (2)	UNREALIZED APPRECIATION (DEPRECIATION) ($) (3)	PERCENTAGE OF NET ASSETS (%)

Long Positions — continued
Common Stocks — continued
Norway — continued
Equinor ASA	1	20	— (h)	0.0	(g)
Mowi ASA	21	398	(11)	0.0	(g)
Telenor ASA	8	114	(6)	0.0	(g)
Var Energi ASA	18	87	(12)	0.0	(g)

Total Long Positions of Total Return Swaps		1,237	(98)	0.0	(g)

Total of Long and Short Positions of Total Return Swaps		137	(47)	0.0	(g)

COUNTERPARTY	DESCRIPTION	TERMINATION DATE	NOTIONAL VALUE (2)	NET UNREALIZED APPRECIATION/ (DEPRECIATION) ($) (3)	NET CASH AND OTHER RECEIVABLES/ PAYABLES ($)	VALUE ($)
Societe Generale SA	The Fund receives a return on portfolio of long and short equity positions and pays or receives one month STIBOR on long positions and short positions respectively, plus or minus spread (rates range from -0.26% to 0.26%) which is denominated in SEK based on the local currencies of the positions within the swap	12/08/2027	1,803	(118)	—	(118)

REFERENCE ENTITY	SHARES	NOTIONAL VALUE (2)	UNREALIZED APPRECIATION (DEPRECIATION) ($) (3)	PERCENTAGE OF NET ASSETS (%)
Short Positions
Common Stocks
Sweden
Alfa Laval AB	(1)	(61)	(5)	0.0	(g)
Epiroc AB	(8)	(204)	2	0.0	(g)
Fastighets AB Balder	(2)	(12)	— (h)	0.0	(g)
Industrivarden AB	(1)	(38)	(2)	0.0	(g)
Investment AB Latour	(4)	(77)	1	0.0	(g)
Investor AB	(51)	(2,014)	(116)	0.0	(g)
L E Lundbergforetagen AB	(5)	(274)	(8)	0.0	(g)
Nibe Industrier AB	— (h)	— (h)	— (h)	0.0	(g)
Saab AB	(1)	(45)	1	0.0	(g)
Sagax AB	(4)	(64)	3	0.0	(g)
Svenska Cellulosa AB SCA	(33)	(349)	10	0.0	(g)
Swedbank AB	(36)	(1,260)	(96)	0.0	(g)
Swedish Orphan Biovitrum AB	(1)	(34)	(1)	0.0	(g)
Telefonaktiebolaget LM Ericsson	(6)	(75)	7	0.0	(g)

Total Short Positions of Total Return Swaps		(4,507)	(204)	0.0	(g)

Long Positions
Common Stocks
Sweden
AddTech AB	4	149	7	0.0	(g)
Assa Abloy AB	20	680	36	0.0	(g)
Atlas Copco AB	28	514	19	0.0	(g)

SEE NOTES TO FINANCIAL STATEMENTS.

594	SIX CIRCLES TRUST	JUNE 30, 2026

REFERENCE ENTITY	SHARES	NOTIONAL VALUE (2)	UNREALIZED APPRECIATION (DEPRECIATION) ($) (3)	PERCENTAGE OF NET ASSETS (%)
Long Positions — continued
Common Stocks — continued
Sweden — continued
Boliden AB	1	31	1	0.0	(g)
Castellum AB	1	16	1	0.0	(g)
EQT AB	4	122	3	0.0	(g)
Evolution AB	8	593	(26)	0.0	(g)
H & M Hennes & Mauritz AB	6	101	2	0.0	(g)
Hexagon AB	3	21	— (h)	0.0	(g)
Indutrade AB	8	162	4	0.0	(g)
Lifco AB	4	112	5	0.0	(g)
Sandvik AB	12	453	29	0.0	(g)
Securitas AB	12	192	5	0.0	(g)
Skanska AB	31	782	59	0.0	(g)
SKF AB	20	512	8	0.0	(g)
SSAB AB	38	378	(25)	0.0	(g)
Svenska Handelsbanken AB	16	221	10	0.0	(g)
Tele2 AB	50	915	(39)	0.0	(g)
Telia Co. AB	40	201	(8)	0.0	(g)
Trelleborg AB	4	155	(5)	0.0	(g)

Total Long Positions of Total Return Swaps		6,310	86	0.0	(g)

Total of Long and Short Positions of Total Return Swaps		1,803	(118)	0.0	(g)

COUNTERPARTY	DESCRIPTION	TERMINATION DATE	NOTIONAL VALUE (2)	NET UNREALIZED APPRECIATION/ (DEPRECIATION) ($) (3)	NET CASH AND OTHER RECEIVABLES/ PAYABLES ($)	VALUE ($)
Societe Generale SA	The Fund receives a return on portfolio of long and short equity positions and pays or receives one day SORA on long positions and short positions respectively, plus or minus spread (rates range from -1.35% to 0.3%) which is denominated in SGD based on the local currencies of the positions within the swap	12/08/2027	(1,469)	(114)	2	(112)

REFERENCE ENTITY	SHARES	NOTIONAL VALUE (2)	UNREALIZED APPRECIATION (DEPRECIATION) ($) (3)	PERCENTAGE OF NET ASSETS (%)
Short Positions
Common Stocks
China
Yangzijiang Shipbuilding Holdings Ltd.	(5)	(15)	— (h)	0.0	(g)

Singapore
DBS Group Holdings Ltd.	(13)	(678)	— (h)	0.0	(g)
Oversea-Chinese Banking Corp. Ltd.	(60)	(1,085)	(64)	0.0	(g)
Sembcorp Industries Ltd.	(23)	(109)	(5)	0.0	(g)
Singapore Airlines Ltd.	(11)	(59)	(7)	0.0	(g)
Singapore Exchange Ltd.	(14)	(241)	(28)	0.0	(g)
United Overseas Bank Ltd.	(5)	(137)	(7)	0.0	(g)
Wilmar International Ltd.	(15)	(38)	(3)	0.0	(g)

Total Short Positions of Total Return Swaps		(2,362)	(114)	0.0	(g)

SEE NOTES TO FINANCIAL STATEMENTS.

JUNE 30, 2026	SIX CIRCLES TRUST	595

Six Circles Multi-Strategy Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JUNE 30, 2026 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

REFERENCE ENTITY	SHARES	NOTIONAL VALUE (2)	UNREALIZED APPRECIATION (DEPRECIATION) ($) (3)		PERCENTAGE OF NET ASSETS (%)

Long Positions
Common Stocks
Singapore
CapitaLand Ascendas REIT	109	207	2		0.0	(g)
CapitaLand Integrated Commercial Trust	32	58	2		0.0	(g)
Seatrium Ltd.	28	43	—	(h)	0.0	(g)
Singapore Technologies Engineering Ltd.	56	457	(10)		0.0	(g)
Singapore Telecommunications Ltd.	39	128	6		0.0	(g)

Total Long Positions of Total Return Swaps		893	—	(h)	0.0	(g)

Total of Long and Short Positions of Total Return Swaps		(1,469)	(114)		0.0	(g)

COUNTERPARTY	DESCRIPTION	TERMINATION DATE	NOTIONAL VALUE (2)	NET UNREALIZED APPRECIATION/ (DEPRECIATION) ($) (3)	NET CASH AND OTHER RECEIVABLES/ PAYABLES ($)	VALUE ($)
Societe Generale SA	The Fund receives a return on portfolio of long and short equity positions and pays or receives one day FEDEF on long positions and short positions respectively, plus or minus spread (rates range from -1.25% to 0.5%) which is denominated in USD based on the local currencies of the positions within the swap	12/08/2027	(8,778)	(893)	23	(870)

REFERENCE ENTITY	SHARES	NOTIONAL VALUE (2)	UNREALIZED APPRECIATION (DEPRECIATION) ($) (3)	PERCENTAGE OF NET ASSETS (%)
Short Positions
Common Stocks
Bermuda
Axis Capital Holdings Ltd.	— (h)	(38)	(4)	0.0	(g)
Everest Group Ltd.	(1)	(221)	(18)	0.0	(g)
Golar LNG Ltd.	(1)	(72)	1	0.0	(g)
RenaissanceRe Holdings Ltd.	(1)	(385)	(47)	0.0	(g)

Canada
Lululemon Athletica, Inc.	(3)	(337)	11	0.0	(g)
Uranium Energy Corp.	(5)	(57)	9	0.0	(g)

Finland
Amer Sports, Inc.	(6)	(213)	— (h)	0.0	(g)

Ireland
Allegion plc	(1)	(175)	(17)	0.0	(g)

Israel
Cellebrite DI Ltd.	(1)	(10)	(1)	0.0	(g)
Monday.com Ltd.	(1)	(54)	7	0.0	(g)
Teva Pharmaceutical Industries Ltd.	(13)	(427)	(8)	0.0	(g)

Switzerland
Chubb Ltd.	(1)	(200)	(8)	0.0	(g)

Thailand
Fabrinet	— (h)	(109)	11	0.0	(g)

SEE NOTES TO FINANCIAL STATEMENTS.

596	SIX CIRCLES TRUST	JUNE 30, 2026

REFERENCE ENTITY	SHARES	NOTIONAL VALUE (2)	UNREALIZED APPRECIATION (DEPRECIATION) ($) (3)	PERCENTAGE OF NET ASSETS (%)
Short Positions — continued
Common Stocks — continued

United Kingdom
Aon plc	(2)	(496)	(12)	0.0	(g)
CNH Industrial NV	(4)	(38)	(2)	0.0	(g)
Coca-Cola Europacific Partners plc	(7)	(646)	(29)	0.0	(g)
Marex Group plc	(1)	(32)	— (h)	0.0	(g)
Willis Towers Watson plc	(5)	(1,245)	(16)	0.0	(g)

United States
Abbott Laboratories	(2)	(207)	— (h)	0.0	(g)
Advanced Micro Devices, Inc.	— (h)	(136)	(23)	0.0	(g)
Affirm Holdings, Inc.	— (h)	(11)	(3)	0.0	(g)
AGCO Corp.	(3)	(367)	(14)	0.0	(g)
Agilent Technologies, Inc.	(1)	(138)	— (h)	0.0	(g)
Air Products and Chemicals, Inc.	(2)	(689)	(41)	0.0	(g)
Allegro MicroSystems, Inc.	— (h)	(20)	(9)	0.0	(g)
Alliant Energy Corp.	(6)	(438)	(28)	0.0	(g)
Allison Transmission Holdings, Inc.	(3)	(313)	7	0.0	(g)
Alnylam Pharmaceuticals, Inc.	— (h)	(113)	(3)	0.0	(g)
American Electric Power Co., Inc.	(2)	(264)	(21)	0.0	(g)
American Homes 4 Rent	(2)	(70)	(2)	0.0	(g)
American Water Works Co., Inc.	(3)	(404)	(28)	0.0	(g)
Annaly Capital Management, Inc.	(2)	(49)	(3)	0.0	(g)
Antero Midstream Corp.	(13)	(281)	(19)	0.0	(g)
APA Corp.	(2)	(86)	12	0.0	(g)
Appfolio, Inc.	(1)	(125)	3	0.0	(g)
AppLovin Corp.	— (h)	(24)	2	0.0	(g)
AptarGroup, Inc.	(4)	(447)	(52)	0.0	(g)
Argan, Inc.	— (h)	(22)	(6)	0.0	(g)
Arista Networks, Inc.	(3)	(547)	(25)	0.0	(g)
Arrow Electronics, Inc.	(1)	(149)	1	0.0	(g)
Arrowhead Pharmaceuticals, Inc.	(3)	(185)	(19)	0.0	(g)
Arthur J Gallagher & Co.	(7)	(1,585)	(127)	0.0	(g)
Assurant, Inc.	— (h)	(11)	(1)	0.0	(g)
AST SpaceMobile, Inc.	(2)	(142)	5	0.0	(g)
Atmos Energy Corp.	(3)	(585)	(15)	0.0	(g)
Aurora Innovation, Inc.	(1)	(9)	(1)	0.0	(g)
AutoZone, Inc.	— (h)	(609)	(24)	0.0	(g)
Avantor, Inc.	(7)	(70)	(2)	0.0	(g)
Avery Dennison Corp.	(4)	(593)	(36)	0.0	(g)
Axsome Therapeutics, Inc.	— (h)	(8)	— (h)	0.0	(g)
Baker Hughes Co.	(4)	(264)	35	0.0	(g)
Bank of New York Mellon Corp. (The)	(1)	(111)	(2)	0.0	(g)
Becton Dickinson & Co.	(5)	(727)	(6)	0.0	(g)
Bio-Rad Laboratories, Inc.	— (h)	(62)	— (h)	0.0	(g)
BJ’s Wholesale Club Holdings, Inc.	(2)	(147)	7	0.0	(g)
Boeing Co. (The)	(1)	(300)	1	0.0	(g)
Bridgebio Pharma, Inc.	(3)	(208)	(22)	0.0	(g)
BrightSpring Health Services, Inc.	(3)	(187)	(30)	0.0	(g)
Broadridge Financial Solutions, Inc.	— (h)	(3)	— (h)	0.0	(g)
Brown & Brown, Inc.	(4)	(208)	(22)	0.0	(g)
Builders FirstSource, Inc.	— (h)	(20)	(4)	0.0	(g)
Bunge Global SA	(1)	(85)	13	0.0	(g)
BWX Technologies, Inc.	— (h)	(43)	(2)	0.0	(g)

SEE NOTES TO FINANCIAL STATEMENTS.

JUNE 30, 2026	SIX CIRCLES TRUST	597

Six Circles Multi-Strategy Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JUNE 30, 2026 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

REFERENCE ENTITY	SHARES	NOTIONAL VALUE (2)	UNREALIZED APPRECIATION (DEPRECIATION) ($) (3)	PERCENTAGE OF NET ASSETS (%)
Short Positions — continued
Common Stocks — continued

United States — continued
BXP, Inc.	(1)	(76)	(2)	0.0	(g)
CACI International, Inc.	— (h)	(9)	1	0.0	(g)
Cadence Design Systems, Inc.	(4)	(1,681)	81	0.0	(g)
Capital One Financial Corp.	(1)	(114)	(13)	0.0	(g)
CareTrust REIT, Inc.	(6)	(224)	(21)	0.0	(g)
Carrier Global Corp.	(1)	(56)	(1)	0.0	(g)
Cencora, Inc.	(1)	(178)	(6)	0.0	(g)
Chewy, Inc.	(4)	(88)	2	0.0	(g)
Cincinnati Financial Corp.	(2)	(356)	(49)	0.0	(g)
Cintas Corp.	(2)	(261)	5	0.0	(g)
Clear Secure, Inc.	(1)	(63)	(1)	0.0	(g)
Clorox Co. (The)	(1)	(85)	— (h)	0.0	(g)
CNX Resources Corp.	(2)	(81)	(1)	0.0	(g)
Coeur Mining, Inc.	(20)	(329)	7	0.0	(g)
Coinbase Global, Inc.	— (h)	(3)	— (h)	0.0	(g)
Colgate-Palmolive Co.	(3)	(267)	(15)	0.0	(g)
Columbia Banking System, Inc.	(3)	(90)	(7)	0.0	(g)
Comfort Systems USA, Inc.	— (h)	(887)	(15)	0.0	(g)
Compass, Inc.	(16)	(121)	(76)	0.0	(g)
Consolidated Edison, Inc.	(6)	(688)	(18)	0.0	(g)
Constellation Energy Corp.	(1)	(240)	6	0.0	(g)
Cooper Cos., Inc. (The)	(7)	(447)	(33)	0.0	(g)
Corcept Therapeutics, Inc.	— (h)	(11)	(1)	0.0	(g)
Core & Main, Inc.	(4)	(184)	14	0.0	(g)
Corebridge Financial, Inc.	(2)	(55)	1	0.0	(g)
Corpay, Inc.	— (h)	(142)	6	0.0	(g)
CoStar Group, Inc.	(3)	(96)	15	0.0	(g)
Credo Technology Group Holding Ltd.	(3)	(715)	(160)	0.0	(g)
Cummins, Inc.	(1)	(983)	(59)	0.0	(g)
Cytokinetics, Inc.	— (h)	(19)	(5)	0.0	(g)
Darden Restaurants, Inc.	— (h)	— (h)	— (h)	0.0	(g)
Deckers Outdoor Corp.	(2)	(275)	28	0.0	(g)
Docusign, Inc.	(2)	(80)	3	0.0	(g)
DoorDash, Inc.	(1)	(77)	(16)	0.0	(g)
DraftKings, Inc.	— (h)	(9)	— (h)	0.0	(g)
DT Midstream, Inc.	(1)	(151)	(6)	0.0	(g)
Eagle Materials, Inc.	(1)	(151)	(13)	0.0	(g)
East West Bancorp, Inc.	— (h)	(11)	— (h)	0.0	(g)
EastGroup Properties, Inc.	(1)	(157)	(4)	0.0	(g)
Eastman Chemical Co.	(1)	(36)	2	0.0	(g)
eBay, Inc.	— (h)	(31)	(1)	0.0	(g)
Element Solutions, Inc.	(5)	(191)	(26)	0.0	(g)
Enpro, Inc.	— (h)	(21)	1	0.0	(g)
Ensign Group, Inc. (The)	— (h)	(13)	— (h)	0.0	(g)
Entergy Corp.	(5)	(548)	(34)	0.0	(g)
EQT Corp.	(13)	(679)	(4)	0.0	(g)
Equinix, Inc.	— (h)	(115)	2	0.0	(g)
Equity LifeStyle Properties, Inc.	(6)	(367)	(18)	0.0	(g)
Equity Residential	(16)	(1,064)	(9)	0.0	(g)
Esab Corp.	(1)	(127)	(16)	0.0	(g)
Essex Property Trust, Inc.	(1)	(146)	(5)	0.0	(g)
Evergy, Inc.	(16)	(1,344)	(78)	0.0	(g)

SEE NOTES TO FINANCIAL STATEMENTS.

598	SIX CIRCLES TRUST	JUNE 30, 2026

REFERENCE ENTITY	SHARES	NOTIONAL VALUE (2)	UNREALIZED APPRECIATION (DEPRECIATION) ($) (3)	PERCENTAGE OF NET ASSETS (%)
Short Positions — continued
Common Stocks — continued

United States — continued
Everpure, Inc.	(1)	(52)	(4)	0.0	(g)
Eversource Energy	(1)	(73)	(1)	0.0	(g)
Expand Energy Corp.	— (h)	(38)	(1)	0.0	(g)
Extra Space Storage, Inc.	— (h)	(38)	— (h)	0.0	(g)
F5, Inc.	(1)	(261)	(13)	0.0	(g)
Fastenal Co.	(9)	(425)	(19)	0.0	(g)
Federal Realty Investment Trust	(5)	(565)	(5)	0.0	(g)
FedEx Corp.	(1)	(322)	12	0.0	(g)
Fidelity National Financial, Inc.	(1)	(31)	— (h)	0.0	(g)
Fifth Third Bancorp	(1)	(58)	(5)	0.0	(g)
First Solar, Inc.	— (h)	(100)	(1)	0.0	(g)
FirstCash Holdings, Inc.	(1)	(190)	6	0.0	(g)
Fiserv, Inc.	(2)	(98)	7	0.0	(g)
Flagstar Bank NA	(3)	(39)	(2)	0.0	(g)
Floor & Decor Holdings, Inc.	(1)	(49)	(14)	0.0	(g)
Ford Motor Co.	(8)	(120)	8	0.0	(g)
FormFactor, Inc.	(1)	(130)	(25)	0.0	(g)
Fortinet, Inc.	(1)	(107)	(3)	0.0	(g)
Gen Digital, Inc.	(11)	(297)	11	0.0	(g)
Glacier Bancorp, Inc.	— (h)	(23)	(2)	0.0	(g)
Glaukos Corp.	— (h)	(9)	(1)	0.0	(g)
Global Payments, Inc.	(10)	(621)	(78)	0.0	(g)
Globus Medical, Inc.	(1)	(111)	(1)	0.0	(g)
Graco, Inc.	(6)	(457)	(9)	0.0	(g)
Graphic Packaging Holding Co.	— (h)	— (h)	— (h)	0.0	(g)
Hecla Mining Co.	(22)	(329)	(12)	0.0	(g)
HF Sinclair Corp.	(2)	(152)	(3)	0.0	(g)
Hilton Worldwide Holdings, Inc.	— (h)	(103)	3	0.0	(g)
Home Depot, Inc. (The)	(6)	(2,097)	(47)	0.0	(g)
Host Hotels & Resorts, Inc.	(8)	(196)	5	0.0	(g)
Howmet Aerospace, Inc.	(1)	(323)	(26)	0.0	(g)
HubSpot, Inc.	— (h)	(23)	3	0.0	(g)
IDEX Corp.	(2)	(332)	(13)	0.0	(g)
IDEXX Laboratories, Inc.	(2)	(956)	59	0.0	(g)
Insmed, Inc.	(1)	(80)	(11)	0.0	(g)
Insulet Corp.	(1)	(206)	(2)	0.0	(g)
Intel Corp.	(1)	(88)	(4)	0.0	(g)
International Flavors & Fragrances, Inc.	(9)	(688)	(63)	0.0	(g)
Intuitive Surgical, Inc.	— (h)	(88)	6	0.0	(g)
Invitation Homes, Inc.	(26)	(771)	(18)	0.0	(g)
Iron Mountain, Inc.	(1)	(64)	(1)	0.0	(g)
Jack Henry & Associates, Inc.	— (h)	(1)	— (h)	0.0	(g)
JBT Marel Corp.	(3)	(419)	(71)	0.0	(g)
JFrog Ltd.	(2)	(206)	(12)	0.0	(g)
Johnson & Johnson	(11)	(2,754)	(102)	0.0	(g)
Jones Lang LaSalle, Inc.	(1)	(381)	(20)	0.0	(g)
Keurig Dr Pepper, Inc.	(15)	(458)	(27)	0.0	(g)
Kimco Realty Corp.	(15)	(359)	(9)	0.0	(g)
KKR & Co., Inc.	— (h)	(11)	1	0.0	(g)
Krystal Biotech, Inc.	(1)	(237)	(53)	0.0	(g)
Kymera Therapeutics, Inc.	— (h)	(14)	(7)	0.0	(g)
Landstar System, Inc.	(1)	(143)	5	0.0	(g)

SEE NOTES TO FINANCIAL STATEMENTS.

JUNE 30, 2026	SIX CIRCLES TRUST	599

Six Circles Multi-Strategy Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JUNE 30, 2026 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

REFERENCE ENTITY	SHARES	NOTIONAL VALUE (2)	UNREALIZED APPRECIATION (DEPRECIATION) ($) (3)	PERCENTAGE OF NET ASSETS (%)
Short Positions — continued
Common Stocks — continued

United States — continued
Las Vegas Sands Corp.	(1)	(73)	7	0.0	(g)
Lennox International, Inc.	(1)	(312)	(36)	0.0	(g)
Leonardo DRS, Inc.	(1)	(42)	2	0.0	(g)
Life Time Group Holdings, Inc.	(2)	(67)	(15)	0.0	(g)
Lincoln Electric Holdings, Inc.	(1)	(363)	(7)	0.0	(g)
Lincoln National Corp.	(1)	(33)	2	0.0	(g)
Linde plc	(3)	(1,573)	(53)	0.0	(g)
Lineage, Inc.	(1)	(41)	(1)	0.0	(g)
Loews Corp.	(1)	(108)	(7)	0.0	(g)
Lowe’s Cos., Inc.	— (h)	(90)	(5)	0.0	(g)
LPL Financial Holdings, Inc.	— (h)	(58)	— (h)	0.0	(g)
Lumen Technologies, Inc.	(7)	(66)	10	0.0	(g)
Lyft, Inc.	(3)	(40)	(2)	0.0	(g)
Madison Square Garden Sports Corp.	— (h)	(175)	(8)	0.0	(g)
Maplebear, Inc.	(11)	(459)	(53)	0.0	(g)
Marriott International, Inc./MD	(1)	(346)	19	0.0	(g)
Marsh & McLennan Cos., Inc.	— (h)	(22)	(1)	0.0	(g)
Martin Marietta Materials, Inc.	— (h)	(237)	(8)	0.0	(g)
Marvell Technology, Inc.	— (h)	(123)	(7)	0.0	(g)
Masco Corp.	(1)	(88)	(16)	0.0	(g)
Matador Resources Co.	(2)	(84)	8	0.0	(g)
MaxLinear, Inc.	— (h)	(21)	(13)	0.0	(g)
McCormick & Co., Inc./MD	(1)	(63)	(4)	0.0	(g)
McDonald’s Corp.	(2)	(542)	(3)	0.0	(g)
MGM Resorts International	(5)	(244)	(3)	0.0	(g)
Modine Manufacturing Co.	— (h)	(8)	— (h)	0.0	(g)
Mohawk Industries, Inc.	— (h)	(20)	(4)	0.0	(g)
Mondelez International, Inc.	(1)	(44)	3	0.0	(g)
Monolithic Power Systems, Inc.	— (h)	(98)	11	0.0	(g)
Monster Beverage Corp.	(7)	(614)	(51)	0.0	(g)
Moody’s Corp.	(1)	(337)	(7)	0.0	(g)
Moog, Inc.	— (h)	(76)	(10)	0.0	(g)
Morningstar, Inc.	— (h)	(28)	4	0.0	(g)
MSA Safety, Inc.	— (h)	(43)	(4)	0.0	(g)
MSCI, Inc.	— (h)	(170)	(3)	0.0	(g)
NewMarket Corp.	— (h)	(14)	— (h)	0.0	(g)
News Corp.	(12)	(312)	26	0.0	(g)
Nexstar Media Group, Inc.	(1)	(114)	(1)	0.0	(g)
NiSource, Inc.	(1)	(26)	(1)	0.0	(g)
Noble Corp. plc	(2)	(86)	18	0.0	(g)
Norwegian Cruise Line Holdings Ltd.	(1)	(15)	(2)	0.0	(g)
NOV, Inc.	(2)	(38)	5	0.0	(g)
NRG Energy, Inc.	(1)	(166)	3	0.0	(g)
Nucor Corp.	— (h)	(108)	13	0.0	(g)
Nutanix, Inc.	(7)	(341)	6	0.0	(g)
Occidental Petroleum Corp.	(10)	(495)	5	0.0	(g)
OGE Energy Corp.	(2)	(109)	(5)	0.0	(g)
Okta, Inc.	(4)	(418)	(70)	0.0	(g)
Old Dominion Freight Line, Inc.	(1)	(129)	16	0.0	(g)
Old National Bancorp	(6)	(134)	(12)	0.0	(g)
Old Republic International Corp.	(6)	(218)	(20)	0.0	(g)
Omega Healthcare Investors, Inc.	(20)	(859)	(76)	0.0	(g)

SEE NOTES TO FINANCIAL STATEMENTS.

600	SIX CIRCLES TRUST	JUNE 30, 2026

REFERENCE ENTITY	SHARES	NOTIONAL VALUE (2)	UNREALIZED APPRECIATION (DEPRECIATION) ($) (3)	PERCENTAGE OF NET ASSETS (%)
Short Positions — continued
Common Stocks — continued

United States — continued
ON Semiconductor Corp.	(16)	(1,416)	(96)	0.0	(g)
ONEOK, Inc.	— (h)	(18)	— (h)	0.0	(g)
Oracle Corp.	(1)	(175)	40	0.0	(g)
O’Reilly Automotive, Inc.	(4)	(314)	(11)	0.0	(g)
Ormat Technologies, Inc.	(2)	(218)	44	0.0	(g)
PACCAR, Inc.	(1)	(108)	(2)	0.0	(g)
Packaging Corp. of America	(1)	(207)	(18)	0.0	(g)
Paramount Skydance Corp.	(7)	(75)	4	0.0	(g)
Paychex, Inc.	(8)	(782)	5	0.0	(g)
PayPal Holdings, Inc.	— (h)	(18)	— (h)	0.0	(g)
PepsiCo., Inc.	(4)	(511)	19	0.0	(g)
Permian Resources Corp.	(17)	(309)	1	0.0	(g)
Philip Morris International, Inc.	(1)	(110)	(3)	0.0	(g)
Pinnacle Financial Partners, Inc.	(2)	(147)	(7)	0.0	(g)
PNC Financial Services Group, Inc. (The)	(3)	(584)	(42)	0.0	(g)
Powell Industries, Inc.	(1)	(151)	4	0.0	(g)
Praxis Precision Medicines, Inc.	— (h)	(27)	(9)	0.0	(g)
Primerica, Inc.	— (h)	(39)	(2)	0.0	(g)
Procore Technologies, Inc.	(4)	(187)	27	0.0	(g)
Progressive Corp. (The)	(1)	(128)	(12)	0.0	(g)
Protagonist Therapeutics, Inc.	— (h)	(40)	(8)	0.0	(g)
PTC, Inc.	(1)	(157)	26	0.0	(g)
Public Storage	(1)	(420)	(10)	0.0	(g)
Ralliant Corp.	— (h)	(14)	(1)	0.0	(g)
Range Resources Corp.	— (h)	(2)	— (h)	0.0	(g)
Rayonier, Inc.	(4)	(92)	(2)	0.0	(g)
Red Rock Resorts, Inc.	— (h)	(28)	(3)	0.0	(g)
Reddit, Inc.	— (h)	(51)	(1)	0.0	(g)
Regency Centers Corp.	(5)	(376)	(9)	0.0	(g)
Repligen Corp.	(1)	(70)	(6)	0.0	(g)
Rexford Industrial Realty, Inc.	(4)	(144)	2	0.0	(g)
Rhythm Pharmaceuticals, Inc.	(2)	(204)	(60)	0.0	(g)
Robinhood Markets, Inc.	— (h)	(11)	(2)	0.0	(g)
ROBLOX Corp.	(3)	(109)	(31)	0.0	(g)
Rocket Cos., Inc.	(2)	(27)	(3)	0.0	(g)
Rollins, Inc.	(1)	(63)	5	0.0	(g)
Roper Technologies, Inc.	(4)	(1,433)	(20)	0.0	(g)
Ross Stores, Inc.	(1)	(198)	(4)	0.0	(g)
Royal Gold, Inc.	(3)	(526)	16	0.0	(g)
RPM International, Inc.	(2)	(216)	(12)	0.0	(g)
Ryder System, Inc.	(2)	(437)	12	0.0	(g)
Ryman Hospitality Properties, Inc.	(2)	(277)	(22)	0.0	(g)
S&P Global, Inc.	(1)	(240)	6	0.0	(g)
Saia, Inc.	— (h)	(37)	5	0.0	(g)
Sanmina Corp.	— (h)	(99)	— (h)	0.0	(g)
SBA Communications Corp.	(1)	(197)	5	0.0	(g)
Seagate Technology Holdings plc	— (h)	(11)	(1)	0.0	(g)
Semtech Corp.	— (h)	(53)	(1)	0.0	(g)
Simon Property Group, Inc.	(3)	(627)	(38)	0.0	(g)
Simpson Manufacturing Co., Inc.	(1)	(100)	(13)	0.0	(g)
SiteOne Landscape Supply, Inc.	(1)	(116)	(14)	0.0	(g)
SiTime Corp.	— (h)	(111)	(14)	0.0	(g)

SEE NOTES TO FINANCIAL STATEMENTS.

JUNE 30, 2026	SIX CIRCLES TRUST	601

Six Circles Multi-Strategy Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JUNE 30, 2026 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

REFERENCE ENTITY	SHARES	NOTIONAL VALUE (2)	UNREALIZED APPRECIATION (DEPRECIATION) ($) (3)	PERCENTAGE OF NET ASSETS (%)
Short Positions — continued
Common Stocks — continued

United States — continued
SM Energy Co.	(4)	(122)	7	0.0	(g)
Snap-on, Inc.	(3)	(1,066)	(60)	0.0	(g)
Solventum Corp.	(1)	(103)	2	0.0	(g)
Somnigroup International, Inc.	(10)	(681)	(104)	0.0	(g)
Southern Co. (The)	— (h)	(31)	(1)	0.0	(g)
Spyre Therapeutics, Inc.	(1)	(69)	1	0.0	(g)
STAG Industrial, Inc.	(2)	(88)	(2)	0.0	(g)
Starwood Property Trust, Inc.	(34)	(577)	18	0.0	(g)
Steel Dynamics, Inc.	(2)	(438)	62	0.0	(g)
STERIS plc	(1)	(170)	— (h)	0.0	(g)
Sterling Infrastructure, Inc.	— (h)	(346)	20	0.0	(g)
StoneX Group, Inc.	— (h)	(52)	1	0.0	(g)
Strategy, Inc.	— (h)	(34)	11	0.0	(g)
Sun Communities, Inc.	— (h)	(35)	1	0.0	(g)
Synopsys, Inc.	— (h)	(125)	6	0.0	(g)
Take-Two Interactive Software, Inc.	(2)	(454)	(3)	0.0	(g)
TD SYNNEX Corp.	— (h)	(132)	2	0.0	(g)
Teleflex, Inc.	(1)	(190)	7	0.0	(g)
Teradyne, Inc.	(1)	(353)	(16)	0.0	(g)
Terex Corp.	(1)	(69)	(11)	0.0	(g)
Terreno Realty Corp.	(4)	(227)	(3)	0.0	(g)
Texas Pacific Land Corp.	— (h)	(59)	(6)	0.0	(g)
Timken Co. (The)	(2)	(207)	(16)	0.0	(g)
Toast, Inc.	(12)	(284)	(44)	0.0	(g)
TPG, Inc.	— (h)	(6)	— (h)	0.0	(g)
Tradeweb Markets, Inc.	(1)	(97)	(1)	0.0	(g)
TransDigm Group, Inc.	— (h)	(386)	(30)	0.0	(g)
TransUnion	— (h)	(25)	(1)	0.0	(g)
Tyler Technologies, Inc.	— (h)	(96)	4	0.0	(g)
Uber Technologies, Inc.	— (h)	(9)	— (h)	0.0	(g)
UDR, Inc.	(1)	(45)	(2)	0.0	(g)
UGI Corp.	(9)	(325)	2	0.0	(g)
UL Solutions, Inc.	(1)	(63)	(3)	0.0	(g)
UMB Financial Corp.	(5)	(654)	(69)	0.0	(g)
United Rentals, Inc.	— (h)	(10)	— (h)	0.0	(g)
US Foods Holding Corp.	(5)	(460)	(82)	0.0	(g)
Valley National Bancorp	(35)	(477)	(30)	0.0	(g)
Valmont Industries, Inc.	— (h)	(30)	(2)	0.0	(g)
Vaxcyte, Inc.	(1)	(25)	(6)	0.0	(g)
Venture Global, Inc.	(4)	(48)	5	0.0	(g)
VeriSign, Inc.	— (h)	(35)	4	0.0	(g)
Vertex Pharmaceuticals, Inc.	— (h)	(9)	(1)	0.0	(g)
VF Corp.	(1)	(10)	— (h)	0.0	(g)
Vicor Corp.	— (h)	(114)	(14)	0.0	(g)
Viper Energy, Inc.	(14)	(651)	49	0.0	(g)
Vistra Corp.	(1)	(246)	13	0.0	(g)
Vornado Realty Trust	(2)	(65)	(6)	0.0	(g)
Walmart, Inc.	(1)	(114)	6	0.0	(g)
Warner Music Group Corp.	(1)	(25)	2	0.0	(g)
Waters Corp.	(2)	(693)	(22)	0.0	(g)
Watts Water Technologies, Inc.	— (h)	(100)	(23)	0.0	(g)
Weatherford International plc	— (h)	(44)	9	0.0	(g)

SEE NOTES TO FINANCIAL STATEMENTS.

602	SIX CIRCLES TRUST	JUNE 30, 2026

REFERENCE ENTITY	SHARES		NOTIONAL VALUE (2)	UNREALIZED APPRECIATION (DEPRECIATION) ($) (3)	PERCENTAGE OF NET ASSETS (%)
Short Positions — continued
Common Stocks — continued

United States — continued
Welltower, Inc.	(6)		(1,187)	(160)	0.0	(g)
WESCO International, Inc.	(1)		(329)	7	0.0	(g)
West Pharmaceutical Services, Inc.	—	(h)	(125)	(15)	0.0	(g)
Weyerhaeuser Co.	(4)		(98)	1	0.0	(g)
Williams Cos., Inc. (The)	(4)		(307)	(12)	0.0	(g)
Workday, Inc.	(1)		(197)	29	0.0	(g)
WW Grainger, Inc.	—	(h)	(248)	(11)	0.0	(g)
Wynn Resorts Ltd.	—	(h)	(36)	3	0.0	(g)
Yum! Brands, Inc.	(8)		(1,107)	(93)	0.0	(g)
Zillow Group, Inc.	(5)		(164)	15	0.0	(g)
Zimmer Biomet Holdings, Inc.	(2)		(168)	2	0.0	(g)
Zoom Communications, Inc.	—	(h)	(18)	— (h)	0.0	(g)

Total Short Positions of Total Return Swaps			(82,710)	(2,891)	0.0	(g)

Long Positions
Common Stocks
Australia
Atlassian Corp.	1		80	(16)	0.0	(g)

Bermuda
Arch Capital Group Ltd.	8		709	54	0.0	(g)
Viking Holdings Ltd.	—	(h)	4	1	0.0	(g)

Denmark
Ascendis Pharma A/S	—	(h)	64	19	0.0	(g)

Germany
BioNTech SE	1		88	8	0.0	(g)

Hong Kong
Futu Holdings Ltd.	1		76	(2)	0.0	(g)
Hongkong Land Holdings Ltd.	21		154	(3)	0.0	(g)
Jardine Matheson Holdings Ltd.	1		85	1	0.0	(g)

Ireland
Accenture plc	4		553	(29)	0.0	(g)
AerCap Holdings NV	—	(h)	39	3	0.0	(g)
Alkermes plc	3		123	29	0.0	(g)
Aptiv plc	2		143	(16)	0.0	(g)
CRH plc	3		254	14	0.0	(g)
ICON plc	2		243	34	0.0	(g)
TE Connectivity plc	—	(h)	34	(1)	0.0	(g)
Trane Technologies plc	2		767	52	0.0	(g)

Israel
Camtek Ltd./Israel	1		96	(3)	0.0	(g)
Check Point Software Technologies Ltd.	—	(h)	63	1	0.0	(g)
Global-e Online Ltd.	2		70	3	0.0	(g)

Luxembourg
Millicom International Cellular SA	1		90	8	0.0	(g)

Netherlands
NXP Semiconductors NV	—	(h)	119	(10)	0.0	(g)
QIAGEN NV	4		133	7	0.0	(g)

SEE NOTES TO FINANCIAL STATEMENTS.

JUNE 30, 2026	SIX CIRCLES TRUST	603

Six Circles Multi-Strategy Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JUNE 30, 2026 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

REFERENCE ENTITY	SHARES		NOTIONAL VALUE (2)	UNREALIZED APPRECIATION (DEPRECIATION) ($) (3)	PERCENTAGE OF NET ASSETS (%)
Long Positions — continued
Common Stocks — continued

Puerto Rico
Popular, Inc.	2		254	17	0.0	(g)

Singapore
Sea Ltd.	2		172	22	0.0	(g)

Switzerland
Amcor plc	—	(h)	14	2	0.0	(g)
CRISPR Therapeutics AG	1		68	1	0.0	(g)
Sportradar Group AG	6		87	(2)	0.0	(g)

United Kingdom
Birkenstock Holding Plc	—	(h)	17	(1)	0.0	(g)
InterContinental Hotels Group plc	—	(h)	78	5	0.0	(g)
nVent Electric plc	—	(h)	73	3	0.0	(g)
Pentair plc	1		40	2	0.0	(g)
TechnipFMC plc	—	(h)	28	(1)	0.0	(g)

United States
3M Co.	4		573	30	0.0	(g)
Adobe, Inc.	1		363	(61)	0.0	(g)
Advanced Energy Industries, Inc.	—	(h)	141	31	0.0	(g)
AECOM	2		170	(1)	0.0	(g)
Aflac, Inc.	11		1,224	21	0.0	(g)
Agree Realty Corp.	6		427	15	0.0	(g)
Airbnb, Inc.	—	(h)	18	1	0.0	(g)
Albemarle Corp.	2		357	(30)	0.0	(g)
Alexandria Real Estate Equities, Inc.	2		117	6	0.0	(g)
Align Technology, Inc.	1		119	(2)	0.0	(g)
Allstate Corp. (The)	1		164	10	0.0	(g)
Ally Financial, Inc.	20		842	70	0.0	(g)
Alphabet, Inc.	—	(h)	17	— (h)	0.0	(g)
Altria Group, Inc.	10		708	7	0.0	(g)
Ameren Corp.	3		333	18	0.0	(g)
American Airlines Group, Inc.	8		110	36	0.0	(g)
American Express Co.	—	(h)	102	7	0.0	(g)
American Tower Corp.	4		704	(95)	0.0	(g)
Ameriprise Financial, Inc.	—	(h)	114	2	0.0	(g)
AMETEK, Inc.	1		150	11	0.0	(g)
Amgen, Inc.	—	(h)	37	2	0.0	(g)
Amkor Technology, Inc.	1		47	12	0.0	(g)
Antero Resources Corp.	11		405	(4)	0.0	(g)
API Group Corp.	10		432	1	0.0	(g)
Aramark	8		398	31	0.0	(g)
Archer-Daniels-Midland Co.	2		151	(7)	0.0	(g)
AT&T, Inc.	6		131	(10)	0.0	(g)
Autodesk, Inc.	1		106	(8)	0.0	(g)
AutoNation, Inc.	—	(h)	28	— (h)	0.0	(g)
Avnet, Inc.	1		115	(2)	0.0	(g)
Ball Corp.	—	(h)	13	2	0.0	(g)
Bank of America Corp.	5		279	17	0.0	(g)
Biogen, Inc.	3		645	78	0.0	(g)
BioMarin Pharmaceutical, Inc.	5		282	3	0.0	(g)
Booking Holdings, Inc.	2		304	30	0.0	(g)

SEE NOTES TO FINANCIAL STATEMENTS.

604	SIX CIRCLES TRUST	JUNE 30, 2026

REFERENCE ENTITY	SHARES		NOTIONAL VALUE (2)	UNREALIZED APPRECIATION (DEPRECIATION) ($) (3)	PERCENTAGE OF NET ASSETS (%)
Long Positions — continued
Common Stocks — continued
United States — continued
Booz Allen Hamilton Holding Corp.	1		95	(19)	0.0	(g)
Boston Scientific Corp.	9		426	(53)	0.0	(g)
Bristol-Myers Squibb Co.	18		1,044	13	0.0	(g)
Brixmor Property Group, Inc.	3		104	2	0.0	(g)
Bruker Corp.	2		121	(1)	0.0	(g)
Camden Property Trust	2		184	2	0.0	(g)
Cardinal Health, Inc.	—	(h)	64	10	0.0	(g)
Carlisle Cos., Inc.	1		217	(9)	0.0	(g)
Carnival Corp. Ltd.	1		40	3	0.0	(g)
Cboe Global Markets, Inc.	1		264	(35)	0.0	(g)
CBRE Group, Inc.	1		74	2	0.0	(g)
Celanese Corp.	—	(h)	15	(1)	0.0	(g)
CH Robinson Worldwide, Inc.	1		235	— (h)	0.0	(g)
Charles River Laboratories International, Inc.	—	(h)	93	20	0.0	(g)
Charles Schwab Corp. (The)	3		283	10	0.0	(g)
Cheniere Energy, Inc.	—	(h)	15	— (h)	0.0	(g)
Chevron Corp.	1		171	(22)	0.0	(g)
Chipotle Mexican Grill, Inc.	5		134	21	0.0	(g)
Chord Energy Corp.	—	(h)	39	(7)	0.0	(g)
Churchill Downs, Inc.	1		102	3	0.0	(g)
Cigna Group (The)	2		622	(30)	0.0	(g)
Cirrus Logic, Inc.	—	(h)	51	(5)	0.0	(g)
Citizens Financial Group, Inc.	2		114	6	0.0	(g)
Cleveland-Cliffs, Inc.	31		389	(101)	0.0	(g)
CME Group, Inc.	1		160	(20)	0.0	(g)
CMS Energy Corp.	1		71	6	0.0	(g)
Coca-Cola Co. (The)	—	(h)	30	1	0.0	(g)
Cognex Corp.	4		228	37	0.0	(g)
Cognizant Technology Solutions Corp.	11		597	(161)	0.0	(g)
Comcast Corp.	5		119	4	0.0	(g)
Commerce Bancshares, Inc./MO	1		47	4	0.0	(g)
Commercial Metals Co.	1		103	(15)	0.0	(g)
Conagra Brands, Inc.	30		398	9	0.0	(g)
Constellation Brands, Inc.	2		238	(3)	0.0	(g)
Copart, Inc.	3		78	(7)	0.0	(g)
Crane Co.	2		417	66	0.0	(g)
Crown Holdings, Inc.	2		190	38	0.0	(g)
CSX Corp.	4		167	1	0.0	(g)
CubeSmart	3		108	(1)	0.0	(g)
Cullen/Frost Bankers, Inc.	—	(h)	31	3	0.0	(g)
Curtiss-Wright Corp.	—	(h)	68	3	0.0	(g)
Danaher Corp.	1		103	4	0.0	(g)
DaVita, Inc.	1		114	14	0.0	(g)
Dell Technologies, Inc.	—	(h)	67	5	0.0	(g)
Delta Air Lines, Inc.	—	(h)	11	2	0.0	(g)
Devon Energy Corp.	10		470	(39)	0.0	(g)
Dexcom, Inc.	1		48	(5)	0.0	(g)
Digital Realty Trust, Inc.	1		161	(2)	0.0	(g)
Dollar General Corp.	1		116	7	0.0	(g)
Dollar Tree, Inc.	1		125	15	0.0	(g)
Domino’s Pizza, Inc.	2		621	(35)	0.0	(g)
Donaldson Co., Inc.	2		204	13	0.0	(g)

SEE NOTES TO FINANCIAL STATEMENTS.

JUNE 30, 2026	SIX CIRCLES TRUST	605

Six Circles Multi-Strategy Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JUNE 30, 2026 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

REFERENCE ENTITY	SHARES		NOTIONAL VALUE (2)	UNREALIZED APPRECIATION (DEPRECIATION) ($) (3)	PERCENTAGE OF NET ASSETS (%)
Long Positions — continued
Common Stocks — continued
United States — continued
Dover Corp.	2		440	16	0.0	(g)
Dow, Inc.	4		147	(24)	0.0	(g)
DR Horton, Inc.	2		253	33	0.0	(g)
Dropbox, Inc.	11		313	2	0.0	(g)
Duke Energy Corp.	6		768	28	0.0	(g)
DuPont de Nemours, Inc.	—	(h)	39	(1)	0.0	(g)
Dynatrace, Inc.	1		61	3	0.0	(g)
EchoStar Corp.	1		84	4	0.0	(g)
Elastic NV	3		188	(15)	0.0	(g)
Elevance Health, Inc.	—	(h)	148	(11)	0.0	(g)
Emerson Electric Co.	8		1,107	18	0.0	(g)
Encompass Health Corp.	4		445	— (h)	0.0	(g)
Enphase Energy, Inc.	3		125	3	0.0	(g)
EOG Resources, Inc.	1		153	(10)	0.0	(g)
Equifax, Inc.	1		154	(8)	0.0	(g)
ESCO Technologies, Inc.	—	(h)	82	14	0.0	(g)
Essential Properties Realty Trust, Inc.	13		387	(4)	0.0	(g)
Evercore, Inc.	1		195	1	0.0	(g)
Everus Construction Group, Inc.	—	(h)	47	5	0.0	(g)
Exelixis, Inc.	1		65	3	0.0	(g)
Exelon Corp.	3		117	1	0.0	(g)
Expedia Group, Inc.	1		217	16	0.0	(g)
Expeditors International of Washington, Inc.	4		639	(2)	0.0	(g)
Federal Signal Corp.	2		198	40	0.0	(g)
Fidelity National Information Services, Inc.	2		74	(1)	0.0	(g)
First American Financial Corp.	1		45	2	0.0	(g)
First Horizon Corp.	5		116	7	0.0	(g)
FirstEnergy Corp.	3		160	6	0.0	(g)
Flex Ltd.	2		371	28	0.0	(g)
Flowserve Corp.	1		90	1	0.0	(g)
Fluor Corp.	4		208	12	0.0	(g)
Flutter Entertainment plc	—	(h)	16	— (h)	0.0	(g)
FNB Corp/PA	15		261	20	0.0	(g)
Fox Corp.	9		616	(140)	0.0	(g)
Franklin Resources, Inc.	19		599	36	0.0	(g)
Freeport-McMoRan, Inc.	9		556	(9)	0.0	(g)
Gaming and Leisure Properties, Inc.	—	(h)	13	— (h)	0.0	(g)
Gap, Inc. (The)	4		90	(11)	0.0	(g)
Generac Holdings, Inc.	—	(h)	77	8	0.0	(g)
General Dynamics Corp.	1		434	17	0.0	(g)
Genuine Parts Co.	1		98	— (h)	0.0	(g)
GLOBALFOUNDRIES, Inc.	—	(h)	30	2	0.0	(g)
Globe Life, Inc.	3		395	54	0.0	(g)
GoDaddy, Inc.	1		94	3	0.0	(g)
Goldman Sachs Group, Inc. (The)	—	(h)	262	(8)	0.0	(g)
Guardant Health, Inc.	2		202	37	0.0	(g)
Guidewire Software, Inc.	1		68	(2)	0.0	(g)
GXO Logistics, Inc.	1		61	2	0.0	(g)
Halliburton Co.	1		29	(5)	0.0	(g)
Halozyme Therapeutics, Inc.	—	(h)	22	2	0.0	(g)
Hanover Insurance Group, Inc. (The)	—	(h)	13	2	0.0	(g)
Hasbro, Inc.	2		139	(2)	0.0	(g)

SEE NOTES TO FINANCIAL STATEMENTS.

606	SIX CIRCLES TRUST	JUNE 30, 2026

REFERENCE ENTITY	SHARES		NOTIONAL VALUE (2)	UNREALIZED APPRECIATION (DEPRECIATION) ($) (3)	PERCENTAGE OF NET ASSETS (%)
Long Positions — continued
Common Stocks — continued
United States — continued
HCA Healthcare, Inc.	3		963	76	0.0	(g)
Healthcare Realty Trust, Inc.	12		229	4	0.0	(g)
HealthEquity, Inc.	4		369	10	0.0	(g)
HEICO Corp.	3		884	85	0.0	(g)
Hershey Co. (The)	—	(h)	19	— (h)	0.0	(g)
Houlihan Lokey, Inc.	—	(h)	67	(1)	0.0	(g)
Hubbell, Inc.	—	(h)	70	5	0.0	(g)
Huntington Bancshares, Inc./OH	56		927	70	0.0	(g)
Illinois Tool Works, Inc.	3		775	31	0.0	(g)
ImmunityBio, Inc.	4		30	4	0.0	(g)
Immunovant, Inc.	—	(h)	13	— (h)	0.0	(g)
Ingredion, Inc.	2		187	(6)	0.0	(g)
Installed Building Products, Inc.	1		110	12	0.0	(g)
InterDigital, Inc.	—	(h)	30	3	0.0	(g)
International Paper Co.	2		59	9	0.0	(g)
Intuit, Inc.	—	(h)	129	(15)	0.0	(g)
Invesco Ltd.	2		65	(3)	0.0	(g)
Ionis Pharmaceuticals, Inc.	4		264	20	0.0	(g)
IQVIA Holdings, Inc.	—	(h)	90	3	0.0	(g)
ITT, Inc.	1		147	5	0.0	(g)
J M Smucker Co. (The)	1		77	8	0.0	(g)
Jabil, Inc.	3		1,025	60	0.0	(g)
Jacobs Solutions, Inc.	3		345	11	0.0	(g)
Jefferies Financial Group, Inc.	1		84	(11)	0.0	(g)
Johnson Controls International plc	—	(h)	9	— (h)	0.0	(g)
Kinder Morgan, Inc.	1		46	1	0.0	(g)
Kratos Defense & Security Solutions, Inc.	6		269	12	0.0	(g)
Kroger Co. (The)	4		261	(31)	0.0	(g)
L3Harris Technologies, Inc.	—	(h)	87	(4)	0.0	(g)
Lear Corp.	1		212	(15)	0.0	(g)
Leidos Holdings, Inc.	1		169	(24)	0.0	(g)
Lennar Corp.	—	(h)	39	— (h)	0.0	(g)
Levi Strauss & Co.	1		20	2	0.0	(g)
Liberty Media Corp-Liberty Formula One	2		179	17	0.0	(g)
Lithia Motors, Inc.	1		279	(4)	0.0	(g)
Live Nation Entertainment, Inc.	1		109	4	0.0	(g)
LKQ Corp.	7		188	7	0.0	(g)
Lockheed Martin Corp.	—	(h)	52	(1)	0.0	(g)
Louisiana-Pacific Corp.	1		80	10	0.0	(g)
Lumentum Holdings, Inc.	—	(h)	73	(3)	0.0	(g)
LyondellBasell Industries NV	2		121	(22)	0.0	(g)
M&T Bank Corp.	5		1,202	35	0.0	(g)
Manhattan Associates, Inc.	—	(h)	12	(1)	0.0	(g)
MARA Holdings, Inc.	1		14	— (h)	0.0	(g)
Marathon Petroleum Corp.	2		510	(20)	0.0	(g)
MasTec, Inc.	—	(h)	72	11	0.0	(g)
McKesson Corp.	1		626	(9)	0.0	(g)
MetLife, Inc.	7		602	— (h)	0.0	(g)
Mettler-Toledo International, Inc.	—	(h)	223	21	0.0	(g)
Microchip Technology, Inc.	—	(h)	14	— (h)	0.0	(g)
MKS, Inc.	2		554	234	0.0	(g)
Molina Healthcare, Inc.	1		192	29	0.0	(g)

SEE NOTES TO FINANCIAL STATEMENTS.

JUNE 30, 2026	SIX CIRCLES TRUST	607

Six Circles Multi-Strategy Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JUNE 30, 2026 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

REFERENCE ENTITY	SHARES		NOTIONAL VALUE (2)	UNREALIZED APPRECIATION (DEPRECIATION) ($) (3)	PERCENTAGE OF NET ASSETS (%)
Long Positions — continued
Common Stocks — continued
United States — continued
Morgan Stanley	2		515	(8)	0.0	(g)
Mosaic Co. (The)	1		18	— (h)	0.0	(g)
Motorola Solutions, Inc.	1		604	13	0.0	(g)
Mueller Industries, Inc.	—	(h)	14	(2)	0.0	(g)
National Fuel Gas Co.	4		314	3	0.0	(g)
Neurocrine Biosciences, Inc.	—	(h)	25	1	0.0	(g)
Newmont Corp.	7		665	(38)	0.0	(g)
NextEra Energy, Inc.	9		814	(8)	0.0	(g)
NIKE, Inc.	9		377	(1)	0.0	(g)
NNN REIT, Inc.	5		203	7	0.0	(g)
Nordson Corp.	1		197	14	0.0	(g)
Northrop Grumman Corp.	—	(h)	92	(5)	0.0	(g)
NVR, Inc.	—	(h)	693	63	0.0	(g)
Omnicom Group, Inc.	3		244	(7)	0.0	(g)
Otis Worldwide Corp.	2		168	5	0.0	(g)
Owens Corning	2		233	76	0.0	(g)
Parker-Hannifin Corp.	1		1,024	110	0.0	(g)
Paycom Software, Inc.	—	(h)	1	— (h)	0.0	(g)
Paylocity Holding Corp.	—	(h)	44	(3)	0.0	(g)
Penske Automotive Group, Inc.	—	(h)	6	— (h)	0.0	(g)
Phillips 66	—	(h)	32	(2)	0.0	(g)
Pinnacle West Capital Corp.	2		204	11	0.0	(g)
PJT Partners, Inc.	—	(h)	69	(3)	0.0	(g)
Pool Corp.	2		429	66	0.0	(g)
PPG Industries, Inc.	3		386	19	0.0	(g)
PPL Corp.	1		50	1	0.0	(g)
Principal Financial Group, Inc.	1		109	2	0.0	(g)
Prosperity Bancshares, Inc.	2		133	4	0.0	(g)
Prudential Financial, Inc.	5		516	20	0.0	(g)
PTC Therapeutics, Inc.	1		61	9	0.0	(g)
Public Service Enterprise Group, Inc.	3		268	12	0.0	(g)
Quest Diagnostics, Inc.	1		158	9	0.0	(g)
Ralph Lauren Corp.	—	(h)	155	12	0.0	(g)
Regeneron Pharmaceuticals, Inc.	—	(h)	81	2	0.0	(g)
Regions Financial Corp.	7		197	11	0.0	(g)
Reinsurance Group of America, Inc.	1		108	6	0.0	(g)
Reliance, Inc.	—	(h)	79	(5)	0.0	(g)
ResMed, Inc.	7		1,301	(25)	0.0	(g)
Rockwell Automation, Inc.	—	(h)	217	21	0.0	(g)
Roivant Sciences Ltd.	10		275	67	0.0	(g)
RTX Corp.	3		588	36	0.0	(g)
SEI Investments Co.	3		278	(2)	0.0	(g)
Service Corp. International/US	1		112	— (h)	0.0	(g)
Sirius XM Holdings, Inc.	—	(h)	11	1	0.0	(g)
SLB Ltd.	2		108	(19)	0.0	(g)
Snap, Inc.	11		60	(13)	0.0	(g)
Snowflake, Inc.	—	(h)	51	3	0.0	(g)
Southwest Airlines Co.	3		139	28	0.0	(g)
SS&C Technologies Holdings, Inc.	6		384	(33)	0.0	(g)
Stanley Black & Decker, Inc.	5		432	76	0.0	(g)
State Street Corp.	—	(h)	53	3	0.0	(g)
StepStone Group, Inc.	1		55	(2)	0.0	(g)

SEE NOTES TO FINANCIAL STATEMENTS.

608	SIX CIRCLES TRUST	JUNE 30, 2026

REFERENCE ENTITY	SHARES		NOTIONAL VALUE (2)	UNREALIZED APPRECIATION (DEPRECIATION) ($) (3)	PERCENTAGE OF NET ASSETS (%)
Long Positions — continued
Common Stocks — continued
United States — continued
Stifel Financial Corp.	8		555	(4)	0.0	(g)
Stryker Corp.	—	(h)	87	4	0.0	(g)
Symbotic, Inc.	2		81	5	0.0	(g)
Synchrony Financial	2		124	9	0.0	(g)
Sysco Corp.	6		442	41	0.0	(g)
T Rowe Price Group, Inc.	—	(h)	1	— (h)	0.0	(g)
Teledyne Technologies, Inc.	—	(h)	292	26	0.0	(g)
Tenet Healthcare Corp.	—	(h)	65	10	0.0	(g)
Tetra Tech, Inc.	5		144	2	0.0	(g)
T-Mobile US, Inc.	1		200	(12)	0.0	(g)
Toll Brothers, Inc.	—	(h)	30	6	0.0	(g)
Toro Co. (The)	—	(h)	22	1	0.0	(g)
Tractor Supply Co.	2		52	3	0.0	(g)
Travelers Cos., Inc. (The)	2		707	61	0.0	(g)
Trimble, Inc.	1		76	— (h)	0.0	(g)
Truist Financial Corp.	6		313	5	0.0	(g)
Tyson Foods, Inc.	—	(h)	19	— (h)	0.0	(g)
Ubiquiti, Inc.	—	(h)	16	— (h)	0.0	(g)
UiPath, Inc.	3		28	(1)	0.0	(g)
United Airlines Holdings, Inc.	3		298	43	0.0	(g)
United Parcel Service, Inc.	5		579	(1)	0.0	(g)
United Therapeutics Corp.	—	(h)	15	— (h)	0.0	(g)
UnitedHealth Group, Inc.	1		232	5	0.0	(g)
Universal Health Services, Inc.	1		88	4	0.0	(g)
Unum Group	4		369	10	0.0	(g)
Urban Outfitters, Inc.	1		46	(1)	0.0	(g)
US Bancorp	16		912	83	0.0	(g)
Valero Energy Corp.	—	(h)	58	— (h)	0.0	(g)
Veeva Systems, Inc.	1		247	15	0.0	(g)
Ventas, Inc.	1		97	11	0.0	(g)
Veralto Corp.	1		79	3	0.0	(g)
Verizon Communications, Inc.	3		148	(10)	0.0	(g)
Viatris, Inc.	11		175	(1)	0.0	(g)
Voya Financial, Inc.	1		125	3	0.0	(g)
Vulcan Materials Co.	1		166	15	0.0	(g)
W R Berkley Corp.	10		713	13	0.0	(g)
Waste Management, Inc.	1		236	5	0.0	(g)
Wayfair, Inc.	2		135	51	0.0	(g)
WEC Energy Group, Inc.	5		600	23	0.0	(g)
Wells Fargo & Co.	1		66	1	0.0	(g)
Westinghouse Air Brake Technologies Corp.	—	(h)	38	1	0.0	(g)
Westlake Corp.	1		112	(17)	0.0	(g)
Williams-Sonoma, Inc.	—	(h)	42	(1)	0.0	(g)
Woodward, Inc.	—	(h)	103	19	0.0	(g)
WP Carey, Inc.	7		542	(16)	0.0	(g)
Xcel Energy, Inc.	3		200	7	0.0	(g)
XPO, Inc.	1		308	(27)	0.0	(g)
Xylem, Inc./NY	1		118	9	0.0	(g)
Zions Bancorp NA	13		797	75	0.0	(g)
Zscaler, Inc.	1		71	7	0.0	(g)

Total Long Positions of Total Return Swaps			73,932	1,998	0.0

Total of Long and Short Positions of Total Return Swaps			(8,778)	(893)	0.0	(g)

SEE NOTES TO FINANCIAL STATEMENTS.

JUNE 30, 2026	SIX CIRCLES TRUST	609

Six Circles Multi-Strategy Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JUNE 30, 2026 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

COUNTERPARTY	DESCRIPTION	TERMINATION DATE	NOTIONAL VALUE (2)	NET UNREALIZED APPRECIATION/ (DEPRECIATION) ($) (3)	NET CASH AND OTHER RECEIVABLES/ PAYABLES ($)	VALUE ($)
UBS AG London	The Fund receives a return on portfolio of long and short equity positions and pays or receives one day RBA on long positions and short positions respectively, plus or minus spread (rates range from 0% to 0.25%) which is denominated in AUD based on the local currencies of the positions within the swap	09/02/2030	6,611	8	20	28

REFERENCE ENTITY	SHARES	NOTIONAL VALUE (2)	UNREALIZED APPRECIATION (DEPRECIATION) ($) (3)	PERCENTAGE OF NET ASSETS (%)
Short Positions
Common Stocks
Australia
ANZ Group Holdings Ltd.	(3)	(69)	(2)	0.0	(g)
ASX Ltd.	— (h)	(13)	(1)	0.0	(g)
Capricorn Metals Ltd.	(4)	(36)	2	0.0	(g)
CAR Group Ltd.	(1)	(14)	— (h)	0.0	(g)
Genesis Minerals Ltd.	(38)	(154)	16	0.0	(g)
Goodman Group	(2)	(54)	2	0.0	(g)
IGO Ltd.	(2)	(14)	3	0.0	(g)
Lynas Rare Earths Ltd.	(3)	(43)	— (h)	0.0	(g)
Medibank Pvt Ltd.	(26)	(87)	(2)	0.0	(g)
Northern Star Resources Ltd.	— (h)	(3)	— (h)	0.0	(g)
QBE Insurance Group Ltd.	(5)	(79)	(6)	0.0	(g)
Scentre Group	(13)	(36)	— (h)	0.0	(g)
Sigma Healthcare Ltd.	(104)	(202)	4	0.0	(g)
Telstra Group Ltd.	(148)	(523)	2	0.0	(g)
Transurban Group	(2)	(17)	1	0.0	(g)
Vicinity Ltd.	(47)	(84)	— (h)	0.0	(g)
Washington H Soul Pattinson & Co. Ltd.	(2)	(50)	(3)	0.0	(g)
Westpac Banking Corp.	(1)	(13)	— (h)	0.0	(g)
Whitehaven Coal Ltd.	(17)	(102)	10	0.0	(g)
WiseTech Global Ltd.	(1)	(31)	4	0.0	(g)

Total Short Positions of Total Return Swaps		(1,624)	30	0.0	(g)

Long Positions
Common Stocks
Australia
AGL Energy Ltd.	60	358	(13)	0.0	(g)
Ampol Ltd.	1	19	(1)	0.0	(g)
Aristocrat Leisure Ltd.	19	686	106	0.0	(g)
Aurizon Holdings Ltd.	64	189	(4)	0.0	(g)
Charter Hall Group	11	183	(5)	0.0	(g)
Coles Group Ltd.	7	116	4	0.0	(g)
Computershare Ltd.	33	817	52	0.0	(g)
CSL Ltd.	2	158	14	0.0	(g)
Evolution Mining Ltd.	60	536	(48)	0.0	(g)
Fortescue Ltd.	12	178	(14)	0.0	(g)
GPT Group (The)	89	318	(17)	0.0	(g)
HUB24 Ltd.	1	30	(4)	0.0	(g)

SEE NOTES TO FINANCIAL STATEMENTS.

610	SIX CIRCLES TRUST	JUNE 30, 2026

REFERENCE ENTITY	SHARES	NOTIONAL VALUE (2)	UNREALIZED APPRECIATION (DEPRECIATION) ($) (3)	PERCENTAGE OF NET ASSETS (%)
Long Positions — continued
Common Stocks — continued
Australia — continued
JB Hi-Fi Ltd.	4	224	5	0.0	(g)
Macquarie Group Ltd.	2	420	5	0.0	(g)
Mineral Resources Ltd.	1	50	(5)	0.0	(g)
Mirvac Group	313	388	(16)	0.0	(g)
Orica Ltd.	20	319	4	0.0	(g)
Origin Energy Ltd.	7	50	1	0.0	(g)
PLS Group Ltd.	49	189	(18)	0.0	(g)
Qantas Airways Ltd.	49	338	23	0.0	(g)
REA Group Ltd.	2	211	(7)	0.0	(g)
Regis Resources Ltd.	20	93	(9)	0.0	(g)
Rio Tinto Ltd.	8	1,019	(25)	0.0	(g)
Sandfire Resources Ltd.	17	249	(20)	0.0	(g)
Santos Ltd.	50	256	(6)	0.0	(g)
Sonic Healthcare Ltd.	22	306	13	0.0	(g)
South32 Ltd.	16	48	(6)	0.0	(g)
Stockland	18	55	(4)	0.0	(g)
Technology One Ltd.	18	400	(24)	0.0	(g)
Westgold Resources Ltd.	6	19	(1)	0.0	(g)
Worley Ltd.	1	13	(2)	0.0	(g)

Total Long Positions of Total Return Swaps		8,235	(22)	0.0	(g)

Total of Long and Short Positions of Total Return Swaps		6,611	8	0.0	(g)

COUNTERPARTY	DESCRIPTION	TERMINATION DATE	NOTIONAL VALUE (2)	NET UNREALIZED APPRECIATION/ (DEPRECIATION) ($) (3)	NET CASH AND OTHER RECEIVABLES/ PAYABLES ($)	VALUE ($)
UBS AG London	The Fund receives a return on portfolio of long and short equity positions and pays or receives 2.31% on long positions and short positions respectively, plus or minus spread (rates range from 0% to 0.25%) which is denominated in CAD based on the local currencies of the positions within the swap	09/11/2030	841	(233)	(4)	(237)

REFERENCE ENTITY	SHARES	NOTIONAL VALUE (2)	UNREALIZED APPRECIATION (DEPRECIATION) ($) (3)	PERCENTAGE OF NET ASSETS (%)
Short Positions
Common Stocks
Canada
Bombardier, Inc.	— (h)	(33)	(2)	0.0	(g)
Canadian Utilities Ltd.	— (h)	(11)	— (h)	0.0	(g)
Cenovus Energy, Inc.	(29)	(764)	56	0.0	(g)
G Mining Ventures Corp.	(5)	(139)	2	0.0	(g)
Gildan Activewear, Inc.	— (h)	(1)	— (h)	0.0	(g)
Hydro One Ltd.	(11)	(428)	(12)	0.0	(g)
iA Financial Corp., Inc.	(1)	(117)	(8)	0.0	(g)
Novagold Resources, Inc.	(2)	(18)	5	0.0	(g)
Torex Gold Resources, Inc.	— (h)	(16)	2	0.0	(g)

SEE NOTES TO FINANCIAL STATEMENTS.

JUNE 30, 2026	SIX CIRCLES TRUST	611

Six Circles Multi-Strategy Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JUNE 30, 2026 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

REFERENCE ENTITY	SHARES		NOTIONAL VALUE (2)	UNREALIZED APPRECIATION (DEPRECIATION) ($) (3)	PERCENTAGE OF NET ASSETS (%)
Short Positions — continued
Common Stocks — continued
Canada — continued
West Fraser Timber Co. Ltd.	—	(h)	(7)	— (h)	0.0	(g)
Whitecap Resources, Inc.	(6)		(67)	6	0.0	(g)

United States
Brookfield Asset Management Ltd.	(5)		(234)	13	0.0	(g)
Energy Fuels, Inc./Canada	(1)		(10)	1	0.0	(g)

Total Short Positions of Total Return Swaps			(1,845)	63	0.0	(g)

Long Positions
Common Stocks
Canada
Air Canada	10		156	18	0.0	(g)
B2Gold Corp.	36		157	(24)	0.0	(g)
Barrick Mining Corp.	19		780	(86)	0.0	(g)
Canadian Apartment Properties REIT	5		127	(2)	0.0	(g)
CGI, Inc.	—	(h)	5	— (h)	0.0	(g)
Finning International, Inc.	—	(h)	33	— (h)	0.0	(g)
Hudbay Minerals, Inc.	33		934	(157)	0.0	(g)
Kinross Gold Corp.	1		28	(3)	0.0	(g)
Pan American Silver Corp.	8		383	(42)	0.0	(g)
RioCan Real Estate Investment Trust	5		78	— (h)	0.0	(g)
TransAlta Corp.	—	(h)	5	— (h)	0.0	(g)

Total Long Positions of Total Return Swaps			2,686	(296)	0.0	(g)

Total of Long and Short Positions of Total Return Swaps			841	(233)	0.0	(g)

COUNTERPARTY	DESCRIPTION	TERMINATION DATE	NOTIONAL VALUE (2)	NET UNREALIZED APPRECIATION/ (DEPRECIATION) ($) (3)	NET CASH AND OTHER RECEIVABLES/ PAYABLES ($)	VALUE ($)
UBS AG London	The Fund receives a return on portfolio of long and short equity positions and pays or receives one day SARON on long positions and short positions respectively, plus or minus spread (rates range from 0% to 0.26%) which is denominated in CHF based on the local currencies of the positions within the swap	09/02/2030	2,211	(49)	(1)	(50)

REFERENCE ENTITY	SHARES		NOTIONAL VALUE (2)	UNREALIZED APPRECIATION (DEPRECIATION) ($) (3)		PERCENTAGE OF NET ASSETS (%)
Short Positions
Common Stocks
Switzerland
Alcon AG	(2)		(116)	(4)		0.0	(g)
Avolta AG	—	(h)	(7)	—	(h)	0.0	(g)
Banque Cantonale Vaudoise	—	(h)	(6)	—	(h)	0.0	(g)
Belimo Holding AG	—	(h)	(52)	—	(h)	0.0	(g)
Cie Financiere Richemont SA	—	(h)	(19)	(1)		0.0	(g)
Galderma Group AG	(1)		(113)	(7)		0.0	(g)

SEE NOTES TO FINANCIAL STATEMENTS.

612	SIX CIRCLES TRUST	JUNE 30, 2026

REFERENCE ENTITY	SHARES		NOTIONAL VALUE (2)	UNREALIZED APPRECIATION (DEPRECIATION) ($) (3)	PERCENTAGE OF NET ASSETS (%)
Short Positions — continued
Common Stocks — continued
Switzerland — continued
Geberit AG	—	(h)	(231)	(10)	0.0	(g)
Helvetia Baloise Holding AG	—	(h)	(76)	(1)	0.0	(g)
Novartis AG	(3)		(401)	(21)	0.0	(g)
Partners Group Holding AG	—	(h)	(38)	3	0.0	(g)
Swiss Life Holding AG	—	(h)	(465)	(9)	0.0	(g)
Swiss Prime Site AG	(2)		(395)	(1)	0.0	(g)
Swiss Re AG	(1)		(163)	(9)	0.0	(g)
Swisscom AG	(1)		(441)	17	0.0	(g)
Zurich Insurance Group AG	(1)		(1,062)	(49)	0.0	(g)

Total Short Positions of Total Return Swaps			(3,585)	(92)	0.0	(g)

Long Positions
Common Stocks
Switzerland
ABB Ltd.	21		2,170	131	0.0	(g)
Accelleron Industries AG	1		56	4	0.0	(g)
BKW AG	—	(h)	7	— (h)	0.0	(g)
Chocoladefabriken Lindt & Spruengli AG	—	(h)	508	15	0.0	(g)
EMS-Chemie Holding AG	—	(h)	83	(1)	0.0	(g)
Flughafen Zurich AG	—	(h)	25	— (h)	0.0	(g)
Holcim AG	2		161	(9)	0.0	(g)
Julius Baer Group Ltd.	1		63	4	0.0	(g)
Logitech International SA	9		960	(133)	0.0	(g)
Lonza Group AG	—	(h)	58	6	0.0	(g)
Nestle SA	3		295	15	0.0	(g)
PSP Swiss Property AG	—	(h)	21	— (h)	0.0	(g)
Schindler Holding AG	2		504	6	0.0	(g)
SGS SA	2		262	11	0.0	(g)
SIG Group AG	4		56	3	0.0	(g)
Sonova Holding AG	1		261	(10)	0.0	(g)
Sunrise Communications AG	1		70	(2)	0.0	(g)
Swissquote Group Holding SA	1		37	(2)	0.0	(g)
Temenos AG	2		149	2	0.0	(g)
VAT Group AG	—	(h)	50	3	0.0	(g)

Total Long Positions of Total Return Swaps			5,796	43	0.0	(g)

Total of Long and Short Positions of Total Return Swaps			2,211	(49)	0.0	(g)

COUNTERPARTY	DESCRIPTION	TERMINATION DATE	NOTIONAL VALUE (2)	NET UNREALIZED APPRECIATION/ (DEPRECIATION) ($) (3)	NET CASH AND OTHER RECEIVABLES/ PAYABLES ($)	VALUE ($)
UBS AG London	The Fund receives a return on portfolio of long and short equity positions and pays or receives one day DESTR on long positions and short positions respectively, plus or minus spread (rates range from -0.05% to 0.25%) which is denominated in DKK based on the local currencies of the positions within the swap	09/02/2030	493	(24)	—	(24)

SEE NOTES TO FINANCIAL STATEMENTS.

JUNE 30, 2026	SIX CIRCLES TRUST	613

Six Circles Multi-Strategy Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JUNE 30, 2026 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

REFERENCE ENTITY	SHARES	NOTIONAL VALUE (2)	UNREALIZED APPRECIATION (DEPRECIATION) ($) (3)	PERCENTAGE OF NET ASSETS (%)
Short Positions
Common Stocks
Denmark
Carlsberg A/S	(1)	(128)	(2)	0.0	(g)
Coloplast A/S	(4)	(240)	5	0.0	(g)
DSV A/S	(1)	(142)	3	0.0	(g)
NKT A/S	— (h)	(61)	1	0.0	(g)
Novo Nordisk A/S	(2)	(80)	(8)	0.0	(g)
Novonesis Novozymes B	— (h)	(15)	(1)	0.0	(g)
Orsted A/S	(2)	(39)	2	0.0	(g)
ROCKWOOL A/S	(4)	(143)	5	0.0	(g)

Total Short Positions of Total Return Swaps		(848)	5	0.0	(g)

Long Positions
Common Stocks
Denmark
AP Moller—Maersk A/S	— (h)	582	(35)	0.0	(g)
Genmab A/S	— (h)	24	3	0.0	(g)
Tryg A/S	25	585	(10)	0.0	(g)
Vestas Wind Systems A/S	6	150	13	0.0	(g)

Total Long Positions of Total Return Swaps		1,341	(29)	0.0	(g)

Total of Long and Short Positions of Total Return Swaps		493	(24)	0.0	(g)

COUNTERPARTY	DESCRIPTION	TERMINATION DATE	NOTIONAL VALUE (2)	NET UNREALIZED APPRECIATION/ (DEPRECIATION) ($) (3)	NET CASH AND OTHER RECEIVABLES/ PAYABLES ($)	VALUE ($)
UBS AG London	The Fund receives a return on portfolio of long and short equity positions and pays or receives one day €STER on long positions and short positions respectively, plus or minus spread (rates range from -0.09% to 0.26%) which is denominated in EUR based on the local currencies of the positions within the swap	09/02/2030	7,779	419	(255)	164

REFERENCE ENTITY	SHARES	NOTIONAL VALUE (2)	UNREALIZED APPRECIATION (DEPRECIATION) ($) (3)	PERCENTAGE OF NET ASSETS (%)
Short Positions
Common Stocks
Austria
BAWAG Group AG	(1)	(205)	(12)	0.0	(g)
Raiffeisen Bank International AG	(1)	(32)	(3)	0.0	(g)
Verbund AG	(1)	(44)	1	0.0	(g)

Belgium
Aedifica SA	— (h)	(30)	— (h)	0.0	(g)
D’ieteren Group	(2)	(353)	1	0.0	(g)
Elia Group SA	(2)	(268)	(12)	0.0	(g)
KBC Group NV	(3)	(335)	(11)	0.0	(g)
Lotus Bakeries NV	— (h)	(26)	— (h)	0.0	(g)
Syensqo SA	(1)	(83)	3	0.0	(g)

SEE NOTES TO FINANCIAL STATEMENTS.

614	SIX CIRCLES TRUST	JUNE 30, 2026

REFERENCE ENTITY	SHARES	NOTIONAL VALUE (2)	UNREALIZED APPRECIATION (DEPRECIATION) ($) (3)	PERCENTAGE OF NET ASSETS (%)
Short Positions — continued
Common Stocks — continued

Finland
Fortum OYJ	(8)	(173)	(2)	0.0	(g)
Kesko OYJ	(9)	(213)	3	0.0	(g)
Neste OYJ	(2)	(71)	(5)	0.0	(g)
Nordea Bank Abp	(1)	(15)	— (h)	0.0	(g)
Orion OYJ	— (h)	(19)	(2)	0.0	(g)
Stora Enso OYJ	(6)	(66)	4	0.0	(g)
UPM-Kymmene OYJ	(1)	(17)	1	0.0	(g)

France
Aeroports de Paris SA	(1)	(178)	(6)	0.0	(g)
Air France-KLM	— (h)	(6)	(1)	0.0	(g)
Amundi SA	(1)	(50)	— (h)	0.0	(g)
Arkema SA	— (h)	(4)	— (h)	0.0	(g)
Bollore SE	(100)	(623)	158	0.0	(g)
Bouygues SA	(6)	(361)	13	0.0	(g)
Carrefour SA	(11)	(215)	3	0.0	(g)
Cie de Saint-Gobain SA	(1)	(131)	(2)	0.0	(g)
Dassault Aviation SA	(3)	(929)	31	0.0	(g)
Edenred SE	(3)	(83)	(6)	0.0	(g)
Gaztransport Et Technigaz SA	(1)	(253)	22	0.0	(g)
Gecina SA	(2)	(154)	1	0.0	(g)
Getlink SE	(6)	(133)	(1)	0.0	(g)
Hermes International SCA	— (h)	(890)	59	0.0	(g)
Kering SA	— (h)	(8)	1	0.0	(g)
L’Oreal SA	— (h)	(189)	1	0.0	(g)
Pernod Ricard SA	— (h)	(10)	— (h)	0.0	(g)
Renault SA	(6)	(208)	27	0.0	(g)
Rexel SA	(1)	(21)	(1)	0.0	(g)
Safran SA	— (h)	(46)	(1)	0.0	(g)
Sartorius Stedim Biotech	(1)	(103)	(4)	0.0	(g)
Schneider Electric SE	(1)	(410)	(20)	0.0	(g)
SCOR SE	(9)	(332)	(5)	0.0	(g)
SOITEC	— (h)	(40)	6	0.0	(g)
Technip Energies NV	— (h)	(14)	1	0.0	(g)
Thales SA	— (h)	(34)	1	0.0	(g)
TotalEnergies SE	(30)	(2,477)	169	0.0	(g)
Unibail-Rodamco-Westfield	(3)	(323)	(7)	0.0	(g)
Veolia Environnement SA	(11)	(434)	(10)	0.0	(g)

Germany
AIXTRON SE	(4)	(269)	29	0.0	(g)
Bayer AG	(12)	(504)	(168)	0.0	(g)
Bayerische Motoren Werke AG	(3)	(238)	36	0.0	(g)
Beiersdorf AG	— (h)	(20)	(1)	0.0	(g)
Daimler Truck Holding AG	(2)	(117)	1	0.0	(g)
Deutsche Lufthansa AG	(12)	(117)	(16)	0.0	(g)
Hannover Rueck SE	(2)	(480)	(27)	0.0	(g)
Henkel AG & Co. KGaA	(1)	(102)	(6)	0.0	(g)
Infineon Technologies AG	(5)	(493)	(6)	0.0	(g)
Knorr-Bremse AG	(1)	(81)	1	0.0	(g)
MTU Aero Engines AG	— (h)	(5)	— (h)	0.0	(g)
Porsche Automobil Holding SE	(13)	(455)	63	0.0	(g)
Rheinmetall AG	(1)	(1,125)	156	0.0	(g)

SEE NOTES TO FINANCIAL STATEMENTS.

JUNE 30, 2026	SIX CIRCLES TRUST	615

Six Circles Multi-Strategy Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JUNE 30, 2026 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

REFERENCE ENTITY	SHARES	NOTIONAL VALUE (2)	UNREALIZED APPRECIATION (DEPRECIATION) ($) (3)	PERCENTAGE OF NET ASSETS (%)
Short Positions — continued
Common Stocks — continued
Germany — continued
Sartorius AG	— (h)	(31)	— (h)	0.0	(g)
Siemens Healthineers AG	(25)	(984)	21	0.0	(g)
Talanx AG	— (h)	(57)	(4)	0.0	(g)
thyssenkrupp AG	(18)	(236)	20	0.0	(g)
TUI AG	(2)	(13)	— (h)	0.0	(g)
Volkswagen AG	(7)	(772)	174	0.0	(g)

Ireland
AIB Group plc	(28)	(323)	(1)	0.0	(g)
Bank of Ireland Group plc	(3)	(64)	— (h)	0.0	(g)
Kingspan Group plc	(1)	(94)	5	0.0	(g)
Ryanair Holdings plc	— (h)	(12)	(1)	0.0	(g)

Italy
A2A SpA	(16)	(42)	— (h)	0.0	(g)
BPER Banca SPA	(14)	(215)	(4)	0.0	(g)
Buzzi SpA	(5)	(260)	16	0.0	(g)
Ferrari NV	— (h)	(149)	(2)	0.0	(g)
FinecoBank Banca Fineco SpA	(10)	(246)	3	0.0	(g)
Lottomatica Group Spa	(5)	(141)	13	0.0	(g)
Moncler SpA	(2)	(112)	6	0.0	(g)
Terna — Rete Elettrica Nazionale	(7)	(81)	— (h)	0.0	(g)

Luxembourg
ArcelorMittal SA	(4)	(293)	35	0.0	(g)
CVC Capital Partners plc	(10)	(145)	6	0.0	(g)

Netherlands
ABN AMRO Bank NV	(7)	(301)	(16)	0.0	(g)
Adyen NV	— (h)	(421)	19	0.0	(g)
Aegon Ltd.	(2)	(20)	— (h)	0.0	(g)
Airbus SE	(7)	(1,392)	(82)	0.0	(g)
Argenx SE	— (h)	(394)	(26)	0.0	(g)
EXOR NV	(4)	(286)	— (h)	0.0	(g)
Ferrovial NV	(8)	(550)	(7)	0.0	(g)
Heineken Holding NV	(1)	(48)	(2)	0.0	(g)
Heineken NV	(4)	(329)	(15)	0.0	(g)
Prosus NV	(1)	(28)	1	0.0	(g)
SBM Offshore NV	(1)	(47)	3	0.0	(g)
Universal Music Group NV	(50)	(1,031)	(22)	0.0	(g)

Portugal
Banco Comercial Portugues SA	(61)	(70)	(3)	0.0	(g)
Jeronimo Martins SGPS SA	(6)	(119)	6	0.0	(g)

Spain
Acerinox SA	(4)	(75)	(1)	0.0	(g)
Aena SME SA	(4)	(126)	(1)	0.0	(g)
Amadeus IT Group SA	(2)	(113)	3	0.0	(g)
Banco de Sabadell SA	(63)	(220)	(5)	0.0	(g)
EDP Renewables SA	(1)	(15)	(1)	0.0	(g)
Mapfre SA	(88)	(420)	(15)	0.0	(g)
Merlin Properties Socimi SA	(8)	(136)	1	0.0	(g)

Total Short Positions of Total Return Swaps		(25,026)	581	0.0	(g)

SEE NOTES TO FINANCIAL STATEMENTS.

616	SIX CIRCLES TRUST	JUNE 30, 2026

REFERENCE ENTITY	SHARES		NOTIONAL VALUE (2)	UNREALIZED APPRECIATION (DEPRECIATION) ($) (3)	PERCENTAGE OF NET ASSETS (%)

Long Positions
Common Stocks
Austria
Erste Group Bank AG	1		105	5	0.0	(g)
OMV AG	1		90	(1)	0.0	(g)
voestalpine AG	2		98	(13)	0.0	(g)

Belgium
Ageas SA	5		380	17	0.0	(g)
Anheuser-Busch InBev SA	9		767	20	0.0	(g)
Financiere de Tubize SA	—	(h)	66	1	0.0	(g)
Groupe Bruxelles Lambert NV	3		231	(3)	0.0	(g)
Sofina SA	—	(h)	10	— (h)	0.0	(g)
UCB SA	—	(h)	133	2	0.0	(g)

Finland
Elisa OYJ	1		35	(3)	0.0	(g)
Kone OYJ	1		78	2	0.0	(g)
Nokia OYJ	57		823	(64)	0.0	(g)
Wartsila OYJ Abp	2		61	1	0.0	(g)

France
Accor SA	9		486	21	0.0	(g)
Alstom SA	1		15	— (h)	0.0	(g)
AXA SA	48		2,315	109	0.0	(g)
BioMerieux	1		56	1	0.0	(g)
BNP Paribas SA	11		1,185	42	0.0	(g)
Bureau Veritas SA	33		989	25	0.0	(g)
Capgemini SE	3		314	(28)	0.0	(g)
Covivio SA	1		87	(3)	0.0	(g)
Credit Agricole SA	12		239	9	0.0	(g)
Danone SA	10		756	60	0.0	(g)
Dassault Systemes SE	6		110	3	0.0	(g)
Engie SA	8		248	4	0.0	(g)
EssilorLuxottica SA	3		614	(67)	0.0	(g)
Ipsen SA	4		772	60	0.0	(g)
Klepierre SA	13		541	7	0.0	(g)
Legrand SA	2		318	28	0.0	(g)
Nexans SA	1		89	(2)	0.0	(g)
Publicis Groupe SA	14		1,407	(53)	0.0	(g)
Societe Generale SA	3		267	5	0.0	(g)
SPIE SA	1		69	— (h)	0.0	(g)
Valeo SE	12		199	(27)	0.0	(g)
Vinci SA	6		861	— (h)	0.0	(g)

Germany
Allianz SE	1		338	17	0.0	(g)
Aurubis AG	—	(h)	10	(1)	0.0	(g)
BASF SE	13		722	(36)	0.0	(g)
Continental AG	1		90	(2)	0.0	(g)
Deutsche Boerse AG	2		565	(18)	0.0	(g)
Deutsche Post AG	4		260	5	0.0	(g)
Deutsche Telekom AG	39		1,245	(176)	0.0	(g)
Fresenius Medical Care AG	—	(h)	13	— (h)	0.0	(g)
Fresenius SE & Co. KGaA	2		106	3	0.0	(g)
Heidelberg Materials AG	1		147	(15)	0.0	(g)
KION Group AG	1		63	(2)	0.0	(g)

SEE NOTES TO FINANCIAL STATEMENTS.

JUNE 30, 2026	SIX CIRCLES TRUST	617

Six Circles Multi-Strategy Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JUNE 30, 2026 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

REFERENCE ENTITY	SHARES		NOTIONAL VALUE (2)	UNREALIZED APPRECIATION (DEPRECIATION) ($) (3)	PERCENTAGE OF NET ASSETS (%)

Long Positions — continued
Common Stocks — continued
Germany — continued
LEG Immobilien SE	2		97	3	0.0	(g)
Merck KGaA	1		94	8	0.0	(g)
Nemetschek SE	5		327	(19)	0.0	(g)
Nordex SE	3		136	18	0.0	(g)
RWE AG	4		268	2	0.0	(g)
SAP SE	—	(h)	21	(1)	0.0	(g)
Scout24 SE	—	(h)	4	— (h)	0.0	(g)
Vonovia SE	9		204	8	0.0	(g)

Ireland
Kerry Group plc	4		379	26	0.0	(g)

Italy
Amplifon SpA	12		146	(14)	0.0	(g)
Azimut Holding SpA	3		143	(7)	0.0	(g)
Banca Mediolanum SpA	9		217	6	0.0	(g)
Enel SpA	47		528	12	0.0	(g)
Eni SpA	53		1,347	(92)	0.0	(g)
Generali	5		267	(1)	0.0	(g)
Intesa Sanpaolo SpA	100		670	12	0.0	(g)
Italgas SpA	—	(h)	2	— (h)	0.0	(g)
Prysmian SpA	—	(h)	14	— (h)	0.0	(g)
Snam SpA	21		151	(1)	0.0	(g)
UniCredit SpA	—	(h)	27	2	0.0	(g)
Unipol Assicurazioni SpA	1		22	— (h)	0.0	(g)

Luxembourg
Eurofins Scientific SE	—	(h)	31	1	0.0	(g)

Netherlands
ASM International NV	—	(h)	439	(11)	0.0	(g)
ASML Holding NV	—	(h)	337	21	0.0	(g)
ASR Nederland NV	5		365	2	0.0	(g)
BE Semiconductor Industries NV	1		213	(18)	0.0	(g)
Euronext NV	1		133	(8)	0.0	(g)
ING Groep NV	16		474	24	0.0	(g)
Koninklijke Ahold Delhaize NV	7		287	(6)	0.0	(g)
Koninklijke KPN NV	14		71	(1)	0.0	(g)
Koninklijke Philips NV	33		872	25	0.0	(g)
NN Group NV	3		292	10	0.0	(g)
QIAGEN NV	1		34	2	0.0	(g)
Wolters Kluwer NV	3		241	(15)	0.0	(g)

Portugal
EDP SA	167		845	29	0.0	(g)
Galp Energia SGPS SA	6		118	2	0.0	(g)

Spain
ACS Actividades de Construccion y Servicios SA	6		439	14	0.0	(g)
Banco Santander SA	49		638	35	0.0	(g)
CaixaBank SA	30		416	10	0.0	(g)
Cellnex Telecom SA	2		53	(5)	0.0	(g)
Enagas SA	25		504	(22)	0.0	(g)
Grifols SA	22		228	(3)	0.0	(g)

SEE NOTES TO FINANCIAL STATEMENTS.

618	SIX CIRCLES TRUST	JUNE 30, 2026

REFERENCE ENTITY	SHARES	NOTIONAL VALUE (2)	UNREALIZED APPRECIATION (DEPRECIATION) ($) (3)	PERCENTAGE OF NET ASSETS (%)

Long Positions — continued
Common Stocks — continued
Spain — continued
Naturgy Energy Group SA	24	808	(44)	0.0	(g)
Telefonica SA	291	1,298	(129)	0.0	(g)

Switzerland
DSM-Firmenich AG	3	232	30	0.0	(g)

Total Long Positions of Total Return Swaps		32,805	(162)	0.0	(g)

Total of Long and Short Positions of Total Return Swaps		7,779	419	0.0	(g)

COUNTERPARTY	DESCRIPTION	TERMINATION DATE	NOTIONAL VALUE (2)	NET UNREALIZED APPRECIATION/ (DEPRECIATION) ($) (3)	NET CASH AND OTHER RECEIVABLES/ PAYABLES ($)	VALUE ($)
UBS AG London	The Fund receives a return on portfolio of long and short equity positions and pays or receives one day SONIA on long positions and short positions respectively, plus or minus spread (rates range from 0% to 0.25%) which is denominated in GBP based on the local currencies of the positions within the swap	09/02/2030	4,509	197	37	234

REFERENCE ENTITY	SHARES	NOTIONAL VALUE (2)	UNREALIZED APPRECIATION (DEPRECIATION) ($) (3)	PERCENTAGE OF NET ASSETS (%)
Short Positions
Common Stocks
Australia
Greatland Resources Ltd.	(14)	(139)	24	0.0	(g)

Bermuda
Hiscox Ltd.	(1)	(31)	(1)	0.0	(g)

Ireland
DCC plc	— (h)	(35)	— (h)	0.0	(g)
Experian plc	(9)	(300)	2	0.0	(g)

Mexico
Fresnillo plc	(9)	(366)	50	0.0	(g)

Peru
Hochschild Mining plc	(4)	(32)	7	0.0	(g)

South Africa
Pan African Resources plc	(16)	(24)	4	0.0	(g)

Switzerland
Coca-Cola HBC AG	(2)	(100)	(7)	0.0	(g)
Glencore plc	(8)	(63)	7	0.0	(g)

United Kingdom
Admiral Group plc	(2)	(82)	(2)	0.0	(g)
Anglo American plc	(5)	(253)	24	0.0	(g)
Autotrader Group plc	(16)	(99)	(6)	0.0	(g)

SEE NOTES TO FINANCIAL STATEMENTS.

JUNE 30, 2026	SIX CIRCLES TRUST	619

Six Circles Multi-Strategy Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JUNE 30, 2026 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

REFERENCE ENTITY	SHARES	NOTIONAL VALUE (2)	UNREALIZED APPRECIATION (DEPRECIATION) ($) (3)	PERCENTAGE OF NET ASSETS (%)
Short Positions — continued
Common Stocks — continued
United Kingdom — continued
Berkeley Group Holdings plc	(1)	(39)	— (h)	0.0	(g)
Bunzl plc	(7)	(235)	(7)	0.0	(g)
Convatec Group plc	(15)	(40)	(2)	0.0	(g)
Croda International plc	(5)	(183)	1	0.0	(g)
Diageo plc	(8)	(151)	(2)	0.0	(g)
easyJet plc	(2)	(13)	(2)	0.0	(g)
Games Workshop Group plc	(1)	(153)	(13)	0.0	(g)
GSK plc	(9)	(227)	(3)	0.0	(g)
Haleon plc	(72)	(319)	(12)	0.0	(g)
Halma plc	(1)	(57)	1	0.0	(g)
Howden Joinery Group plc	(7)	(75)	(3)	0.0	(g)
International Consolidated Airlines Group SA	(7)	(40)	(3)	0.0	(g)
JD Sports Fashion plc	(86)	(98)	2	0.0	(g)
LondonMetric Property plc	(22)	(53)	(1)	0.0	(g)
Marks & Spencer Group plc	(51)	(256)	2	0.0	(g)
Melrose Industries plc	(12)	(73)	(1)	0.0	(g)
National Grid plc	(3)	(41)	(1)	0.0	(g)
Persimmon plc	(7)	(103)	— (h)	0.0	(g)
Primary Health Properties plc	(37)	(46)	(2)	0.0	(g)
RELX plc	(3)	(90)	3	0.0	(g)
Rentokil Initial plc	(57)	(338)	18	0.0	(g)
Rio Tinto plc	— (h)	(26)	3	0.0	(g)
Segro plc	(9)	(92)	(16)	0.0	(g)
Severn Trent plc	— (h)	(5)	— (h)	0.0	(g)
Spirax Group plc	— (h)	(38)	— (h)	0.0	(g)
SSE plc	(7)	(225)	(6)	0.0	(g)
UNITE Group plc (The)	(24)	(171)	6	0.0	(g)
Whitbread plc	(2)	(67)	— (h)	0.0	(g)

United States
Sunbelt Rentals Holdings, Inc.	— (h)	(15)	2	0.0	(g)

Total Short Positions of Total Return Swaps		(4,793)	66	0.0	(g)

Long Positions
Common Stocks
Chile
Antofagasta plc	7	404	(44)	0.0	(g)

United Kingdom
Airtel Africa plc	5	22	(2)	0.0	(g)
Aviva plc	27	227	6	0.0	(g)
Babcock International Group plc	19	263	(21)	0.0	(g)
BAE Systems plc	1	22	— (h)	0.0	(g)
Balfour Beatty plc	5	52	2	0.0	(g)
Barclays plc	246	1,568	87	0.0	(g)
Barratt Redrow plc	6	21	3	0.0	(g)
Bellway plc	2	51	4	0.0	(g)
BP plc	52	360	(35)	0.0	(g)
Diploma plc	1	130	3	0.0	(g)
Endeavour Mining plc	1	61	(5)	0.0	(g)
Entain plc	11	83	(4)	0.0	(g)
Hikma Pharmaceuticals plc	2	38	1	0.0	(g)

SEE NOTES TO FINANCIAL STATEMENTS.

620	SIX CIRCLES TRUST	JUNE 30, 2026

REFERENCE ENTITY	SHARES	NOTIONAL VALUE (2)	UNREALIZED APPRECIATION (DEPRECIATION) ($) (3)	PERCENTAGE OF NET ASSETS (%)

Long Positions — continued
Common Stocks — continued
United Kingdom — continued
HSBC Holdings plc	9	162	5	0.0	(g)
IG Group Holdings plc	5	121	(6)	0.0	(g)
IMI plc	5	180	1	0.0	(g)
Imperial Brands plc	15	568	— (h)	0.0	(g)
Informa plc	3	34	2	0.0	(g)
J Sainsbury plc	70	289	7	0.0	(g)
Johnson Matthey plc	5	152	(14)	0.0	(g)
Kingfisher plc	30	114	(1)	0.0	(g)
Legal & General Group plc	4	17	— (h)	0.0	(g)
Lloyds Banking Group plc	243	331	27	0.0	(g)
London Stock Exchange Group plc	3	381	(34)	0.0	(g)
M&G plc	69	297	11	0.0	(g)
NatWest Group plc	97	794	67	0.0	(g)
Next plc	1	125	3	0.0	(g)
Pearson plc	28	420	21	0.0	(g)
Reckitt Benckiser Group plc	5	303	20	0.0	(g)
Sage Group plc (The)	31	334	(4)	0.0	(g)
Shell plc	2	85	(4)	0.0	(g)
Smiths Group plc	5	177	— (h)	0.0	(g)
St James’s Place plc	3	50	2	0.0	(g)
Standard Chartered plc	8	197	7	0.0	(g)
Standard Life plc	16	173	8	0.0	(g)
Taylor Wimpey plc	404	411	21	0.0	(g)
Tesco plc	46	285	(3)	0.0	(g)

Total Long Positions of Total Return Swaps		9,302	131	0.0	(g)

Total of Long and Short Positions of Total Return Swaps		4,509	197	0.0	(g)

COUNTERPARTY	DESCRIPTION	TERMINATION DATE	NOTIONAL VALUE (2)	NET UNREALIZED APPRECIATION/ (DEPRECIATION) ($) (3)	NET CASH AND OTHER RECEIVABLES/ PAYABLES ($)	VALUE ($)
UBS AG London	The Fund receives a return on portfolio of long and short equity positions and pays or receives one day HONIA on long positions and short positions respectively, plus or minus spread (rates range from 0% to 0.25%) which is denominated in HKD based on the local currencies of the positions within the swap	09/03/2029	292	1	3	4

REFERENCE ENTITY	SHARES	NOTIONAL VALUE (2)	UNREALIZED APPRECIATION (DEPRECIATION) ($) (3)		PERCENTAGE OF NET ASSETS (%)
Short Positions
Common Stocks
Hong Kong
BOC Hong Kong Holdings Ltd.	(42)	(252)	28		0.0	(g)
CK Infrastructure Holdings Ltd.	(6)	(45)	(1)		0.0	(g)
CLP Holdings Ltd.	(4)	(33)	—	(h)	0.0	(g)
Henderson Land Development Co. Ltd.	(15)	(52)	5		0.0	(g)

SEE NOTES TO FINANCIAL STATEMENTS.

JUNE 30, 2026	SIX CIRCLES TRUST	621

Six Circles Multi-Strategy Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JUNE 30, 2026 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

REFERENCE ENTITY	SHARES	NOTIONAL VALUE (2)	UNREALIZED APPRECIATION (DEPRECIATION) ($) (3)	PERCENTAGE OF NET ASSETS (%)
Short Positions — continued
Common Stocks — continued
Hong Kong — continued
HKT Trust & HKT Ltd.	(12)	(18)	— (h)	0.0	(g)
Hong Kong & China Gas Co. Ltd.	(227)	(194)	6	0.0	(g)
Sino Land Co. Ltd.	(16)	(23)	2	0.0	(g)

Total Short Positions of Total Return Swaps		(617)	40	0.0	(g)

Long Positions
Common Stocks
Hong Kong
CK Asset Holdings Ltd.	2	12	(1)	0.0	(g)
CK Hutchison Holdings Ltd.	23	201	(11)	0.0	(g)
Galaxy Entertainment Group Ltd.	67	261	(10)	0.0	(g)
Link REIT	24	112	(1)	0.0	(g)
SITC International Holdings Co. Ltd.	3	13	(1)	0.0	(g)
Techtronic Industries Co. Ltd.	1	8	— (h)	0.0	(g)
WH Group Ltd.	8	9	(1)	0.0	(g)

Macau
Sands China Ltd.	140	254	(21)	0.0	(g)

Singapore
ASMPT Ltd.	2	39	7	0.0	(g)

Total Long Positions of Total Return Swaps		909	(39)	0.0	(g)

Total of Long and Short Positions of Total Return Swaps		292	1	0.0	(g)

COUNTERPARTY	DESCRIPTION	TERMINATION DATE	NOTIONAL VALUE (2)	NET UNREALIZED APPRECIATION/ (DEPRECIATION) ($) (3)	NET CASH AND OTHER RECEIVABLES/ PAYABLES ($)		VALUE ($)
UBS AG London	The Fund receives a return on portfolio of long and short equity positions and pays or receives 3.75% on long positions and short positions respectively, plus or minus spread (rates range from 0% to 0.4%) which is denominated in ILS based on the local currencies of the positions within the swap	09/02/2030	(60)	4	—	(h)	4

REFERENCE ENTITY	SHARES		NOTIONAL VALUE (2)	UNREALIZED APPRECIATION (DEPRECIATION) ($) (3)		PERCENTAGE OF NET ASSETS (%)
Short Positions
Common Stocks
Israel
Azrieli Group Ltd.	—	(h)	(66)	2		0.0	(g)
Clal Insurance Enterprises Holdings Ltd.	(1)		(68)	4		0.0	(g)
Mizrahi Tefahot Bank Ltd.	—	(h)	(9)	—	(h)	0.0	(g)
Next Vision Stabilized Systems Ltd.	—	(h)	(42)	8		0.0	(g)
Phoenix Financial Ltd.	(1)		(79)	—		0.0

Total Short Positions of Total Return Swaps			(264)	14		0.0	(g)

SEE NOTES TO FINANCIAL STATEMENTS.

622	SIX CIRCLES TRUST	JUNE 30, 2026

REFERENCE ENTITY	SHARES		NOTIONAL VALUE (2)	UNREALIZED APPRECIATION (DEPRECIATION) ($) (3)	PERCENTAGE OF NET ASSETS (%)
Long Positions
Common Stocks
Israel
Elbit Systems Ltd.	—	(h)	204	(10)	0.0	(g)

Total Long Positions of Total Return Swaps			204	(10)	0.0	(g)

Total of Long and Short Positions of Total Return Swaps			(60)	4	0.0	(g)

COUNTERPARTY	DESCRIPTION	TERMINATION DATE	NOTIONAL VALUE (2)	NET UNREALIZED APPRECIATION/ (DEPRECIATION) ($) (3)	NET CASH AND OTHER RECEIVABLES/ PAYABLES ($)	VALUE ($)
UBS AG London	The Fund receives a return on portfolio of long and short equity positions and pays or receives one day MUTSC on long positions and short positions respectively, plus or minus spread (rates range from -0.2% to 0.25%) which is denominated in JPY based on the local currencies of the positions within the swap	09/02/2030	(919)	(824)	37	(787)

REFERENCE ENTITY	SHARES	NOTIONAL VALUE (2)	UNREALIZED APPRECIATION (DEPRECIATION) ($) (3)	PERCENTAGE OF NET ASSETS (%)
Short Positions
Common Stocks
Japan
Ajinomoto Co., Inc.	(5)	(158)	(16)	0.0	(g)
Asahi Group Holdings Ltd.	(22)	(207)	(5)	0.0	(g)
Asahi Intecc Co. Ltd.	(1)	(13)	(1)	0.0	(g)
Asics Corp.	(12)	(331)	8	0.0	(g)
Bandai Namco Holdings, Inc.	(10)	(212)	(11)	0.0	(g)
Capcom Co. Ltd.	(8)	(129)	(10)	0.0	(g)
Central Japan Railway Co.	(25)	(523)	(19)	0.0	(g)
Chiba Bank Ltd./The	(3)	(43)	— (h)	0.0	(g)
Chubu Electric Power Co., Inc.	(48)	(847)	(58)	0.0	(g)
Chugai Pharmaceutical Co. Ltd.	(1)	(59)	(1)	0.0	(g)
Daifuku Co. Ltd.	(1)	(38)	(1)	0.0	(g)
Daikin Industries Ltd.	(1)	(72)	(4)	0.0	(g)
East Japan Railway Co.	(29)	(594)	(5)	0.0	(g)
Ebara Corp.	(11)	(412)	(3)	0.0	(g)
Electric Power Development Co. Ltd.	(8)	(204)	17	0.0	(g)
Fast Retailing Co. Ltd.	— (h)	(50)	(1)	0.0	(g)
Food & Life Cos. Ltd.	(11)	(346)	10	0.0	(g)
FUJIFILM Holdings Corp.	(2)	(51)	(1)	0.0	(g)
Fujikura Ltd.	(7)	(184)	(80)	0.0	(g)
Furukawa Electric Co. Ltd.	(1)	(27)	(2)	0.0	(g)
GS Yuasa Corp.	(5)	(183)	(4)	0.0	(g)
Hachijuni Nagano Bank Ltd.	(1)	(13)	— (h)	0.0	(g)
Hankyu Hanshin Holdings, Inc.	(34)	(933)	53	0.0	(g)
Hikari Tsushin, Inc.	(2)	(353)	4	0.0	(g)
Hokuhoku Financial Group, Inc.	(1)	(36)	(1)	0.0	(g)

SEE NOTES TO FINANCIAL STATEMENTS.

JUNE 30, 2026	SIX CIRCLES TRUST	623

Six Circles Multi-Strategy Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JUNE 30, 2026 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

REFERENCE ENTITY	SHARES	NOTIONAL VALUE (2)	UNREALIZED APPRECIATION (DEPRECIATION) ($) (3)	PERCENTAGE OF NET ASSETS (%)
Short Positions — continued
Common Stocks — continued
Japan — continued
Honda Motor Co. Ltd.	(22)	(200)	(3)	0.0	(g)
Hoya Corp.	(2)	(295)	8	0.0	(g)
Ibiden Co. Ltd.	(1)	(112)	(5)	0.0	(g)
IHI Corp.	(5)	(77)	2	0.0	(g)
Inpex Corp.	(8)	(163)	11	0.0	(g)
Isetan Mitsukoshi Holdings Ltd.	(7)	(166)	(19)	0.0	(g)
Iyogin Holdings, Inc.	(1)	(25)	— (h)	0.0	(g)
J Front Retailing Co. Ltd.	(50)	(747)	(361)	0.0	(g)
Japan Exchange Group, Inc.	(19)	(263)	19	0.0	(g)
Japan Petroleum Exploration Co. Ltd.	(14)	(141)	5	0.0	(g)
Japan Post Bank Co. Ltd.	(63)	(1,229)	52	0.0	(g)
Japan Post Insurance Co. Ltd.	(13)	(127)	3	0.0	(g)
Japan Steel Works Ltd./The	(7)	(320)	(2)	0.0	(g)
JFE Holdings, Inc.	(5)	(50)	3	0.0	(g)
JX Advanced Metals Corp.	(7)	(167)	(28)	0.0	(g)
Kawasaki Heavy Industries Ltd.	(2)	(36)	— (h)	0.0	(g)
Keyence Corp.	(1)	(233)	(17)	0.0	(g)
Kikkoman Corp.	(68)	(655)	(41)	0.0	(g)
Kinden Corp.	— (h)	(18)	(2)	0.0	(g)
Kirin Holdings Co. Ltd.	(8)	(124)	(6)	0.0	(g)
Komatsu Ltd.	(6)	(247)	19	0.0	(g)
Konami Group Corp.	(4)	(438)	25	0.0	(g)
Kurita Water Industries Ltd.	(5)	(262)	(14)	0.0	(g)
Kyocera Corp.	(2)	(47)	3	0.0	(g)
Kyoto Financial Group, Inc.	(2)	(50)	— (h)	0.0	(g)
Kyowa Kirin Co. Ltd.	(11)	(156)	(13)	0.0	(g)
Kyushu Electric Power Co., Inc.	(9)	(89)	2	0.0	(g)
Makita Corp.	(6)	(204)	(3)	0.0	(g)
Maruwa Co. Ltd./Aichi	— (h)	(85)	(2)	0.0	(g)
MatsukiyoCocokara & Co.	(11)	(161)	(4)	0.0	(g)
Mebuki Financial Group, Inc.	(24)	(208)	— (h)	0.0	(g)
Meiko Electronics Co. Ltd.	— (h)	(56)	(1)	0.0	(g)
Mercari, Inc.	(27)	(613)	(61)	0.0	(g)
Micronics Japan Co. Ltd.	(1)	(68)	(3)	0.0	(g)
MINEBEA MITSUMI, Inc.	(2)	(50)	(3)	0.0	(g)
MISUMI Group, Inc.	(7)	(155)	(7)	0.0	(g)
Mitsubishi Chemical Group Corp.	(25)	(172)	(1)	0.0	(g)
Mitsui E&S Co. Ltd.	(3)	(79)	6	0.0	(g)
Mitsui Kinzoku Co. Ltd.	(1)	(330)	16	0.0	(g)
Mizuho Financial Group, Inc.	(4)	(187)	1	0.0	(g)
MonotaRO Co. Ltd.	(9)	(104)	(3)	0.0	(g)
MS&AD Insurance Group Holdings, Inc.	(7)	(204)	19	0.0	(g)
Nexon Co. Ltd.	(23)	(317)	8	0.0	(g)
NIDEC Corp.,	(1)	(12)	— (h)	0.0	(g)
Nippon Building Fund, Inc.	— (h)	(316)	(5)	0.0	(g)
NIPPON EXPRESS HOLDINGS, Inc.	(12)	(379)	1	0.0	(g)
Nippon Paint Holdings Co. Ltd.	(54)	(356)	5	0.0	(g)
Nippon Sanso Holdings Corp.	(2)	(80)	(5)	0.0	(g)
Nissan Motor Co. Ltd.	(6)	(14)	2	0.0	(g)
Niterra Co. Ltd.	(11)	(711)	(33)	0.0	(g)
Nitori Holdings Co. Ltd.	(2)	(29)	2	0.0	(g)
NTT, Inc.	(1,904)	(1,717)	19	0.0	(g)

SEE NOTES TO FINANCIAL STATEMENTS.

624	SIX CIRCLES TRUST	JUNE 30, 2026

REFERENCE ENTITY	SHARES	NOTIONAL VALUE (2)	UNREALIZED APPRECIATION (DEPRECIATION) ($) (3)	PERCENTAGE OF NET ASSETS (%)
Short Positions — continued
Common Stocks — continued
Japan — continued
Obic Co. Ltd.	(3)	(73)	1	0.0	(g)
Oji Holdings Corp.	(9)	(43)	— (h)	0.0	(g)
Olympus Corp.	(23)	(237)	(2)	0.0	(g)
Omron Corp.	(3)	(111)	— (h)	0.0	(g)
Organo Corp.	(1)	(110)	— (h)	0.0	(g)
Oriental Land Co. Ltd./Japan	(48)	(671)	(67)	0.0	(g)
ORIX Corp.	(1)	(49)	— (h)	0.0	(g)
Osaka Gas Co. Ltd.	(3)	(88)	1	0.0	(g)
Panasonic Holdings Corp.	(15)	(365)	(45)	0.0	(g)
Rakuten Bank Ltd.	(3)	(82)	(1)	0.0	(g)
Resona Holdings, Inc.	(40)	(535)	21	0.0	(g)
Ryohin Keikaku Co. Ltd.	(3)	(55)	1	0.0	(g)
Sanrio Co. Ltd.	(20)	(102)	(31)	0.0	(g)
SCREEN Holdings Co. Ltd.	(2)	(201)	(40)	0.0	(g)
Seibu Holdings, Inc.	(11)	(207)	(9)	0.0	(g)
Sekisui Chemical Co. Ltd.	(19)	(279)	(18)	0.0	(g)
SG Holdings Co. Ltd.	(33)	(298)	(14)	0.0	(g)
Shimadzu Corp.	(1)	(25)	(2)	0.0	(g)
Shimano, Inc.	(1)	(50)	(3)	0.0	(g)
Shionogi & Co. Ltd.	(1)	(9)	— (h)	0.0	(g)
SKY Perfect JSAT Corp.	(4)	(83)	14	0.0	(g)
SMC Corp.	— (h)	(129)	(2)	0.0	(g)
SoftBank Group Corp.	(20)	(896)	148	0.0	(g)
Sojitz Corp.	(1)	(20)	1	0.0	(g)
Sompo Holdings, Inc.	(22)	(860)	1	0.0	(g)
Sumitomo Forestry Co. Ltd.	(22)	(189)	3	0.0	(g)
Suntory Beverage & Food Ltd.	(15)	(404)	(20)	0.0	(g)
SWCC Corp.	— (h)	(17)	— (h)	0.0	(g)
Takashimaya Co. Ltd.	(8)	(112)	(18)	0.0	(g)
Toho Co. Ltd./Tokyo	(27)	(216)	(2)	0.0	(g)
Tokio Marine Holdings, Inc.	(5)	(211)	3	0.0	(g)
Tokyo Ohka Kogyo Co. Ltd.	(4)	(287)	(20)	0.0	(g)
Tokyu Corp.	(85)	(885)	9	0.0	(g)
TOPPAN Holdings, Inc.	(5)	(130)	(21)	0.0	(g)
Toray Industries, Inc.	(3)	(24)	1	0.0	(g)
TOTO Ltd.	(1)	(45)	(2)	0.0	(g)
Toyo Suisan Kaisha Ltd.	(7)	(434)	(25)	0.0	(g)
Toyota Tsusho Corp.	(9)	(352)	28	0.0	(g)
West Japan Railway Co.	(13)	(214)	(10)	0.0	(g)
Yokogawa Electric Corp.	(16)	(495)	(45)	0.0	(g)
Yokohama Financial Group, Inc.	(18)	(194)	3	0.0	(g)
Yokohama Rubber Co. Ltd./The	(3)	(157)	10	0.0	(g)
Zensho Holdings Co. Ltd.	(14)	(713)	9	0.0	(g)
ZOZO, Inc.	(35)	(233)	(12)	0.0	(g)

Total Short Positions of Total Return Swaps		(29,952)	(697)	0.0	(g)

Long Positions
Common Stocks
Japan
Aisin Corp.	12	176	(13)	0.0	(g)
Anritsu Corp.	1	30	2	0.0	(g)
Asahi Kasei Corp.	26	277	4	0.0	(g)

SEE NOTES TO FINANCIAL STATEMENTS.

JUNE 30, 2026	SIX CIRCLES TRUST	625

Six Circles Multi-Strategy Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JUNE 30, 2026 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

REFERENCE ENTITY	SHARES		NOTIONAL VALUE (2)	UNREALIZED APPRECIATION (DEPRECIATION) ($) (3)	PERCENTAGE OF NET ASSETS (%)
Long Positions — continued
Common Stocks — continued
Japan — continued
Astellas Pharma, Inc.	6		83	1	0.0	(g)
BayCurrent, Inc.	4		125	13	0.0	(g)
Bridgestone Corp.	31		668	(20)	0.0	(g)
Canon, Inc.	19		508	(21)	0.0	(g)
CyberAgent, Inc.	14		114	6	0.0	(g)
Dai Nippon Printing Co. Ltd.	2		36	4	0.0	(g)
Daiichi Life Group, Inc.	34		372	— (h)	0.0	(g)
Daiichi Sankyo Co. Ltd.	48		745	18	0.0	(g)
Daiwa House Industry Co. Ltd.	26		699	5	0.0	(g)
Daiwa Securities Group, Inc.	73		717	— (h)	0.0	(g)
Denso Corp.	37		436	(7)	0.0	(g)
Dentsu Group, Inc.	2		36	— (h)	0.0	(g)
DMG Mori Co. Ltd.	2		34	(2)	0.0	(g)
Eisai Co. Ltd.	16		371	29	0.0	(g)
ENEOS Holdings, Inc.	106		806	(30)	0.0	(g)
FANUC Corp.	8		352	1	0.0	(g)
Ferrotec Corp.	1		35	— (h)	0.0	(g)
Fuji Electric Co. Ltd.	—	(h)	18	(1)	0.0	(g)
Fujitsu Ltd.	14		279	(1)	0.0	(g)
Fukuoka Financial Group, Inc.	11		449	(7)	0.0	(g)
Hitachi Construction Machinery Co. Ltd.	5		157	(5)	0.0	(g)
Hitachi Ltd.	—	(h)	12	(1)	0.0	(g)
Horiba Ltd.	3		426	12	0.0	(g)
Hulic Co. Ltd.	24		250	(2)	0.0	(g)
Idemitsu Kosan Co. Ltd.	33		268	(27)	0.0	(g)
INFRONEER Holdings, Inc.	5		82	(1)	0.0	(g)
ITOCHU Corp.	52		612	(17)	0.0	(g)
Japan Airlines Co. Ltd.	6		111	1	0.0	(g)
Japan Post Holdings Co. Ltd.	35		485	(25)	0.0	(g)
Japan Tobacco, Inc.	17		639	(6)	0.0	(g)
Kajima Corp.	14		532	(22)	0.0	(g)
Kandenko Co. Ltd.	4		156	9	0.0	(g)
Kansai Electric Power Co., Inc. (The)	2		25	(1)	0.0	(g)
Kao Corp.	28		525	34	0.0	(g)
KDDI Corp.	8		137	1	0.0	(g)
Kobe Steel Ltd.	2		23	(1)	0.0	(g)
Kubota Corp.	17		301	(17)	0.0	(g)
LY Corp.	65		164	9	0.0	(g)
MEIJI Holdings Co. Ltd.	1		14	— (h)	0.0	(g)
Mitsubishi Corp.	3		91	(5)	0.0	(g)
Mitsubishi Electric Corp.	5		166	1	0.0	(g)
Mitsubishi Gas Chemical Co., Inc.	5		143	1	0.0	(g)
Mitsubishi HC Capital, Inc.	20		160	(1)	0.0	(g)
Mitsubishi Heavy Industries Ltd.	36		815	2	0.0	(g)
Mitsubishi UFJ Financial Group, Inc.	26		516	(6)	0.0	(g)
Mitsui & Co. Ltd.	1		38	(2)	0.0	(g)
Mitsui Chemicals, Inc.	37		495	(12)	0.0	(g)
Mitsui Fudosan Co. Ltd.	27		255	(11)	0.0	(g)
Modec, Inc.	1		73	(5)	0.0	(g)
NEC Corp.	12		284	6	0.0	(g)
NGK Corp.	17		702	95	0.0	(g)
NH Foods Ltd.	10		382	(9)	0.0	(g)

SEE NOTES TO FINANCIAL STATEMENTS.

626	SIX CIRCLES TRUST	JUNE 30, 2026

REFERENCE ENTITY	SHARES		NOTIONAL VALUE (2)	UNREALIZED APPRECIATION (DEPRECIATION) ($) (3)	PERCENTAGE OF NET ASSETS (%)
Long Positions — continued
Common Stocks — continued
Japan — continued
Nintendo Co. Ltd.	5		235	(9)	0.0	(g)
Nippon Electric Glass Co. Ltd.	5		203	11	0.0	(g)
Nippon Yusen KK	—	(h)	14	(1)	0.0	(g)
Nissan Chemical Corp.	6		302	26	0.0	(g)
Nitto Denko Corp.	32		616	14	0.0	(g)
Nomura Holdings, Inc.	10		84	— (h)	0.0	(g)
Nomura Research Institute Ltd.	9		250	1	0.0	(g)
NSK Ltd.	7		50	(3)	0.0	(g)
Obayashi Corp.	24		497	(10)	0.0	(g)
Ono Pharmaceutical Co. Ltd.	36		506	27	0.0	(g)
Otsuka Corp.	26		454	(4)	0.0	(g)
Otsuka Holdings Co. Ltd.	1		66	— (h)	0.0	(g)
Pan Pacific International Holdings Corp.	50		259	(4)	0.0	(g)
Penta-Ocean Construction Co. Ltd.	4		41	(3)	0.0	(g)
Rakuten Group, Inc.	75		342	6	0.0	(g)
SBI Holdings, Inc.	11		192	(19)	0.0	(g)
Secom Co. Ltd.	1		24	— (h)	0.0	(g)
Seiko Epson Corp.	10		167	(8)	0.0	(g)
Sekisui House Ltd.	10		207	3	0.0	(g)
Seven & i Holdings Co. Ltd.	15		173	2	0.0	(g)
Shimizu Corp.	10		165	(10)	0.0	(g)
Shin-Etsu Chemical Co. Ltd.	4		151	— (h)	0.0	(g)
Shizuoka Financial Group, Inc.	2		31	(1)	0.0	(g)
Skylark Holdings Co. Ltd.	15		254	3	0.0	(g)
SoftBank Corp.	772		998	(10)	0.0	(g)
Square Enix Holdings Co. Ltd.	6		83	(1)	0.0	(g)
Sumitomo Chemical Co. Ltd.	338		1,198	(131)	0.0	(g)
Sumitomo Electric Industries Ltd.	14		269	(17)	0.0	(g)
Sumitomo Heavy Industries Ltd.	1		33	(2)	0.0	(g)
Sumitomo Metal Mining Co. Ltd.	1		45	(9)	0.0	(g)
Sumitomo Mitsui Financial Group, Inc.	3		112	(3)	0.0	(g)
Sumitomo Mitsui Trust Group, Inc.	15		548	— (h)	0.0	(g)
Sumitomo Rubber Industries Ltd.	7		93	(2)	0.0	(g)
Sysmex Corp.	18		154	5	0.0	(g)
Taisei Corp.	2		149	(9)	0.0	(g)
Takeda Pharmaceutical Co. Ltd.	15		466	6	0.0	(g)
Terumo Corp.	24		333	— (h)	0.0	(g)
THK Co. Ltd.	1		37	(1)	0.0	(g)
Tokyo Electron Ltd.	3		1,432	86	0.0	(g)
Tokyo Seimitsu Co. Ltd.	1		61	1	0.0	(g)
Tokyu Fudosan Holdings Corp.	67		559	(21)	0.0	(g)
Tosoh Corp.	21		387	(14)	0.0	(g)
Toyo Tire Corp.	7		161	(7)	0.0	(g)
Trend Micro, Inc./Japan	6		227	5	0.0	(g)

Total Long Positions of Total Return Swaps			29,033	(127)	0.0	(g)

Total of Long and Short Positions of Total Return Swaps			(919)	(824)	0.0	(g)

SEE NOTES TO FINANCIAL STATEMENTS.

JUNE 30, 2026	SIX CIRCLES TRUST	627

Six Circles Multi-Strategy Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JUNE 30, 2026 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

COUNTERPARTY	DESCRIPTION	TERMINATION DATE	NOTIONAL VALUE (2)	NET UNREALIZED APPRECIATION/ (DEPRECIATION) ($) (3)	NET CASH AND OTHER RECEIVABLES/ PAYABLES ($)	VALUE ($)
UBS AG London	The Fund receives a return on portfolio of long and short equity positions and pays or receives 4.25% on long positions and short positions respectively, plus or minus spread (rates range from 0% to 0.25%) which is denominated in NOK based on the local currencies of the positions within the swap	09/02/2030	41	(22)	7	(15)

REFERENCE ENTITY	SHARES	NOTIONAL VALUE (2)	UNREALIZED APPRECIATION (DEPRECIATION) ($) (3)	PERCENTAGE OF NET ASSETS (%)
Short Positions
Common Stocks
Norway
DNB Bank ASA	(1)	(25)	(1)	0.0	(g)
Gjensidige Forsikring ASA	(5)	(142)	(2)	0.0	(g)
Kongsberg Gruppen ASA	— (h)	(13)	— (h)	0.0	(g)
Norsk Hydro ASA	(12)	(128)	16	0.0	(g)
Orkla ASA	(15)	(149)	(6)	0.0	(g)
Yara International ASA	(3)	(120)	8	0.0	(g)

Total Short Positions of Total Return Swaps		(577)	15	0.0	(g)

Long Positions
Common Stocks
Norway
Aker BP ASA	10	328	(17)	0.0	(g)
Mowi ASA	11	219	(16)	0.0	(g)
Telenor ASA	5	69	(4)	0.0	(g)
Var Energi ASA	— (h)	2	— (h)	0.0	(g)

Total Long Positions of Total Return Swaps		618	(37)	0.0	(g)

Total of Long and Short Positions of Total Return Swaps		41	(22)	0.0	(g)

COUNTERPARTY	DESCRIPTION	TERMINATION DATE	NOTIONAL VALUE (2)	NET UNREALIZED APPRECIATION/ (DEPRECIATION) ($) (3)	NET CASH AND OTHER RECEIVABLES/ PAYABLES ($)	VALUE ($)
UBS AG London	The Fund receives a return on portfolio of long and short equity positions and pays or receives one day RBNZ on long positions and short positions respectively, plus or minus spread (rates range from 0% to 0.2%) which is denominated in NZD based on the local currencies of the positions within the swap	09/02/2030	(544)	3	(2)	1

SEE NOTES TO FINANCIAL STATEMENTS.

628	SIX CIRCLES TRUST	JUNE 30, 2026

REFERENCE ENTITY	SHARES	NOTIONAL VALUE (2)	UNREALIZED APPRECIATION (DEPRECIATION) ($) (3)		PERCENTAGE OF NET ASSETS (%)
Short Positions
Common Stocks
New Zealand
Auckland International Airport Ltd.	(93)	(444)	5		0.0	(g)
Contact Energy Ltd.	(8)	(43)	—	(h)	0.0	(g)
Infratil Ltd.	(8)	(67)	(2)		0.0	(g)
Meridian Energy Ltd.	— (h)	— (h)	—	(h)	0.0	(g)

Total Short Positions of Total Return Swaps		(554)	3		0.0	(g)

Long Positions
Common Stocks
New Zealand
Fisher & Paykel Healthcare Corp. Ltd.	— (h)	10	—	(h)	0.0	(g)

Total Long Positions of Total Return Swaps		10	—	(h)	0.0	(g)

Total of Long and Short Positions of Total Return Swaps		(544)	3		0.0	(g)

COUNTERPARTY	DESCRIPTION	TERMINATION DATE	NOTIONAL VALUE (2)	NET UNREALIZED APPRECIATION/ (DEPRECIATION) ($) (3)	NET CASH AND OTHER RECEIVABLES/ PAYABLES ($)	VALUE ($)
UBS AG London	The Fund receives a return on portfolio of long and short equity positions and pays or receives one day STIBOR on long positions and short positions respectively, plus or minus spread (rates range from 0% to 0.25%) which is denominated in SEK based on the local currencies of the positions within the swap	09/02/2030	2,128	14	9	23

REFERENCE ENTITY	SHARES	NOTIONAL VALUE (2)	UNREALIZED APPRECIATION (DEPRECIATION) ($) (3)		PERCENTAGE OF NET ASSETS (%)
Short Positions
Common Stocks
Sweden
Epiroc AB	(1)	(20)	—	(h)	0.0	(g)
Fastighets AB Balder	(7)	(34)	(1)		0.0	(g)
Industrivarden AB	— (h)	(3)	—	(h)	0.0	(g)
Investment AB Latour	(2)	(35)	—	(h)	0.0	(g)
Investor AB	(8)	(313)	(16)		0.0	(g)
L E Lundbergforetagen AB	(1)	(48)	(1)		0.0	(g)
Norion Bank AB	— (h)	— (h)	—	(h)	0.0	(g)
Saab AB	(1)	(41)	—	(h)	0.0	(g)
Svenska Cellulosa AB SCA	(44)	(460)	10		0.0	(g)
Swedbank AB	(6)	(226)	(10)		0.0	(g)
Telefonaktiebolaget LM Ericsson	(4)	(47)	3		0.0	(g)

Total Short Positions of Total Return Swaps		(1,227)	(15)		0.0	(g)

Long Positions
Common Stocks
Sweden
AddTech AB	3	105	6		0.0	(g)
Assa Abloy AB	12	414	5		0.0	(g)

SEE NOTES TO FINANCIAL STATEMENTS.

JUNE 30, 2026	SIX CIRCLES TRUST	629

Six Circles Multi-Strategy Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JUNE 30, 2026 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

REFERENCE ENTITY	SHARES	NOTIONAL VALUE (2)	UNREALIZED APPRECIATION (DEPRECIATION) ($) (3)	PERCENTAGE OF NET ASSETS (%)

Long Positions — continued
Common Stocks — continued
Sweden — continued
Atlas Copco AB	8	147	4	0.0	(g)
Beijer Ref AB	2	29	1	0.0	(g)
Boliden AB	2	116	(5)	0.0	(g)
H & M Hennes & Mauritz AB	9	157	(2)	0.0	(g)
Indutrade AB	5	91	3	0.0	(g)
Lifco AB	2	53	1	0.0	(g)
Sandvik AB	7	276	7	0.0	(g)
Securitas AB	8	129	3	0.0	(g)
Skanska AB	29	741	47	0.0	(g)
SKF AB	5	137	2	0.0	(g)
SSAB AB	1	14	(1)	0.0	(g)
Svenska Handelsbanken AB	4	63	2	0.0	(g)
Tele2 AB	29	536	(33)	0.0	(g)
Telia Co. AB	14	70	(3)	0.0	(g)
Trelleborg AB	6	277	(8)	0.0	(g)

Total Long Positions of Total Return Swaps		3,355	29	0.0	(g)

Total of Long and Short Positions of Total Return Swaps		2,128	14	0.0	(g)

COUNTERPARTY	DESCRIPTION	TERMINATION DATE	NOTIONAL VALUE (2)	NET UNREALIZED APPRECIATION/ (DEPRECIATION) ($) (3)	NET CASH AND OTHER RECEIVABLES/ PAYABLES ($)	VALUE ($)
UBS AG London	The Fund receives a return on portfolio of long and short equity positions and pays or receives 1.27% on long positions and short positions respectively, plus or minus spread (rates range from 0% to 0.25%) which is denominated in SGD based on the local currencies of the positions within the swap	09/02/2030	(2,687)	(127)	(3)	(130)

REFERENCE ENTITY	SHARES	NOTIONAL VALUE (2)	UNREALIZED APPRECIATION (DEPRECIATION) ($) (3)	PERCENTAGE OF NET ASSETS (%)
Short Positions
Common Stocks
China
Yangzijiang Shipbuilding Holdings Ltd.	(103)	(285)	14	0.0	(g)

Singapore
Oversea-Chinese Banking Corp. Ltd.	(144)	(2,636)	(114)	0.0	(g)
Sembcorp Industries Ltd.	(7)	(33)	(1)	0.0	(g)
Singapore Airlines Ltd.	(17)	(95)	(7)	0.0	(g)
Singapore Exchange Ltd.	(8)	(135)	(5)	0.0	(g)
United Overseas Bank Ltd.	(2)	(44)	(1)	0.0	(g)
Wilmar International Ltd.	(69)	(188)	(3)	0.0	(g)

Total Short Positions of Total Return Swaps		(3,416)	(117)	0.0	(g)

SEE NOTES TO FINANCIAL STATEMENTS.

630	SIX CIRCLES TRUST	JUNE 30, 2026

REFERENCE ENTITY	SHARES	NOTIONAL VALUE (2)	UNREALIZED APPRECIATION (DEPRECIATION) ($) (3)	PERCENTAGE OF NET ASSETS (%)
Long Positions
Common Stocks
Singapore
CapitaLand Ascendas REIT	31	60	(1)	0.0	(g)
CapitaLand Integrated Commercial Trust	38	69	1	0.0	(g)
Seatrium Ltd.	70	106	— (h)	0.0	(g)
Singapore Technologies Engineering Ltd.	48	397	(13)	0.0	(g)
Singapore Telecommunications Ltd.	29	97	3	0.0	(g)

Total Long Positions of Total Return Swaps		729	(10)	0.0	(g)

Total of Long and Short Positions of Total Return Swaps		(2,687)	(127)	0.0	(g)

COUNTERPARTY	DESCRIPTION	TERMINATION DATE	NOTIONAL VALUE (2)	NET UNREALIZED APPRECIATION/ (DEPRECIATION) ($) (3)	NET CASH AND OTHER RECEIVABLES/ PAYABLES ($)	VALUE ($)
UBS AG London	The Fund receives a return on portfolio of long and short equity positions and pays or receives one day FEDEF on long positions and short positions respectively, plus or minus spread (rates range from 0.3% to 0.3%) which is denominated in USD based on the local currencies of the positions within the swap	11/04/2030	264	(17)	—	(17)

REFERENCE ENTITY	SHARES	NOTIONAL VALUE (2)	UNREALIZED APPRECIATION (DEPRECIATION) ($) (3)	PERCENTAGE OF NET ASSETS (%)
Long Positions
Common Stocks
Hong Kong
Hongkong Land Holdings Ltd.	4	33	(1)	0.0	(g)
Jardine Matheson Holdings Ltd.	4	231	(16)	0.0	(g)

Total Long Positions of Total Return Swaps		264	(17)	0.0	(g)

Total of Long and Short Positions of Total Return Swaps		264	(17)	0.0	(g)

COUNTERPARTY	DESCRIPTION	TERMINATION DATE	NOTIONAL VALUE (2)	NET UNREALIZED APPRECIATION/ (DEPRECIATION) ($) (3)	NET CASH AND OTHER RECEIVABLES/ PAYABLES ($)	VALUE ($)
UBS AG London	The Fund receives a return on portfolio of long and short equity positions and pays or receives one day FEDEF on long positions and short positions respectively, plus or minus spread (rates range from 0% to 0.2%) which is denominated in USD based on the local currencies of the positions within the swap	09/11/2030	8,547	(789)	11	(778)

SEE NOTES TO FINANCIAL STATEMENTS.

JUNE 30, 2026	SIX CIRCLES TRUST	631

Six Circles Multi-Strategy Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JUNE 30, 2026 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

REFERENCE ENTITY	SHARES	NOTIONAL VALUE (2)	UNREALIZED APPRECIATION (DEPRECIATION) ($) (3)	PERCENTAGE OF NET ASSETS (%)
Short Positions
Common Stocks
Belgium
CMB Tech NV	(3)	(48)	1	0.0	(g)

Bermuda
Axis Capital Holdings Ltd.	(1)	(103)	(6)	0.0	(g)
Everest Group Ltd.	(6)	(2,056)	(113)	0.0	(g)
Golar LNG Ltd.	(2)	(94)	2	0.0	(g)
RenaissanceRe Holdings Ltd.	— (h)	(34)	(2)	0.0	(g)

Canada
Lululemon Athletica, Inc.	(1)	(104)	2	0.0	(g)
Uranium Energy Corp.	(2)	(24)	2	0.0	(g)
Waste Connections, Inc.	(1)	(137)	(10)	0.0	(g)

Finland
Amer Sports, Inc.	(5)	(188)	11	0.0	(g)

Ireland
Allegion plc	(1)	(162)	(8)	0.0	(g)
Jazz Pharmaceuticals plc	— (h)	(34)	(3)	0.0	(g)

Israel
Cellebrite DI Ltd.	(5)	(60)	(7)	0.0	(g)

Singapore
Grab Holdings Ltd.	(4)	(14)	(1)	0.0	(g)

Switzerland
Amrize Ltd.	— (h)	(13)	— (h)	0.0	(g)
Chubb Ltd.	— (h)	(153)	(8)	0.0	(g)

Thailand
Fabrinet	— (h)	(28)	3	0.0	(g)

United Kingdom
Aon plc	(6)	(2,099)	(14)	0.0	(g)
CNH Industrial NV	(7)	(79)	(4)	0.0	(g)
Coca-Cola Europacific Partners plc	(5)	(546)	(4)	0.0	(g)
Marex Group plc	(1)	(33)	1	0.0	(g)
Willis Towers Watson plc	— (h)	(10)	— (h)	0.0	(g)

United States
Abbott Laboratories	(1)	(100)	(2)	0.0	(g)
Advanced Drainage Systems, Inc.	— (h)	(54)	(8)	0.0	(g)
Advanced Micro Devices, Inc.	— (h)	(188)	(17)	0.0	(g)
Affirm Holdings, Inc.	— (h)	(29)	(4)	0.0	(g)
AGCO Corp.	(1)	(128)	(8)	0.0	(g)
Agilent Technologies, Inc.	(4)	(518)	6	0.0	(g)
Air Products and Chemicals, Inc.	— (h)	(44)	(2)	0.0	(g)
Allison Transmission Holdings, Inc.	(3)	(369)	21	0.0	(g)
Alnylam Pharmaceuticals, Inc.	— (h)	(111)	(5)	0.0	(g)
Amentum Holdings, Inc.	(1)	(11)	1	0.0	(g)
American Financial Group, Inc./OH	(1)	(122)	(6)	0.0	(g)
American Homes 4 Rent	(19)	(616)	(17)	0.0	(g)
American International Group, Inc.	(1)	(40)	— (h)	0.0	(g)
American Water Works Co., Inc.	(2)	(196)	(7)	0.0	(g)
Annaly Capital Management, Inc.	(16)	(349)	(2)	0.0	(g)

SEE NOTES TO FINANCIAL STATEMENTS.

632	SIX CIRCLES TRUST	JUNE 30, 2026

REFERENCE ENTITY	SHARES	NOTIONAL VALUE (2)	UNREALIZED APPRECIATION (DEPRECIATION) ($) (3)	PERCENTAGE OF NET ASSETS (%)
Short Positions — continued
Common Stocks — continued
United States — continued
Antero Midstream Corp.	(11)	(243)	(11)	0.0	(g)
APA Corp.	(3)	(92)	6	0.0	(g)
Apollo Global Management, Inc.	(6)	(819)	107	0.0	(g)
Appfolio, Inc.	— (h)	(34)	— (h)	0.0	(g)
AptarGroup, Inc.	(1)	(150)	(9)	0.0	(g)
Arista Networks, Inc.	— (h)	(12)	— (h)	0.0	(g)
Armstrong World Industries, Inc.	— (h)	(72)	(1)	0.0	(g)
Arrow Electronics, Inc.	(2)	(407)	28	0.0	(g)
Arrowhead Pharmaceuticals, Inc.	— (h)	(27)	(2)	0.0	(g)
Arthur J Gallagher & Co.	(2)	(371)	(24)	0.0	(g)
Assurant, Inc.	— (h)	(116)	(4)	0.0	(g)
Astera Labs, Inc.	(1)	(423)	(102)	0.0	(g)
ATI, Inc.	(1)	(281)	(2)	0.0	(g)
Atmos Energy Corp.	(2)	(264)	(4)	0.0	(g)
Aurora Innovation, Inc.	(1)	(6)	— (h)	0.0	(g)
AutoZone, Inc.	— (h)	(814)	(24)	0.0	(g)
Avantor, Inc.	(10)	(94)	(2)	0.0	(g)
Avery Dennison Corp.	(2)	(261)	(4)	0.0	(g)
Axon Enterprise, Inc.	(1)	(286)	(76)	0.0	(g)
Axsome Therapeutics, Inc.	(1)	(211)	7	0.0	(g)
AXT, Inc.	— (h)	(12)	2	0.0	(g)
Baker Hughes Co.	(21)	(1,323)	147	0.0	(g)
Bank of New York Mellon Corp. (The)	(15)	(2,072)	(31)	0.0	(g)
Berkshire Hathaway, Inc.	(2)	(774)	(18)	0.0	(g)
Bio-Rad Laboratories, Inc.	— (h)	(95)	(1)	0.0	(g)
BJ’s Wholesale Club Holdings, Inc.	(1)	(92)	3	0.0	(g)
Bloom Energy Corp.	(1)	(190)	(19)	0.0	(g)
Boyd Gaming Corp.	— (h)	(35)	— (h)	0.0	(g)
BrightSpring Health Services, Inc.	(1)	(86)	(7)	0.0	(g)
Brown & Brown, Inc.	(15)	(902)	(74)	0.0	(g)
Builders FirstSource, Inc.	— (h)	(13)	(2)	0.0	(g)
BWX Technologies, Inc.	— (h)	(56)	— (h)	0.0	(g)
BXP, Inc.	(3)	(176)	(1)	0.0	(g)
CACI International, Inc.	— (h)	(46)	4	0.0	(g)
Cadence Design Systems, Inc.	— (h)	(32)	2	0.0	(g)
CareTrust REIT, Inc.	(20)	(755)	(68)	0.0	(g)
Carrier Global Corp.	(1)	(39)	(1)	0.0	(g)
Casella Waste Systems, Inc.	(1)	(85)	(9)	0.0	(g)
Casey’s General Stores, Inc.	— (h)	(83)	7	0.0	(g)
Cencora, Inc.	(1)	(202)	(1)	0.0	(g)
Centene Corp.	— (h)	(32)	— (h)	0.0	(g)
CenterPoint Energy, Inc.	(2)	(89)	(2)	0.0	(g)
Ciena Corp.	— (h)	(44)	(1)	0.0	(g)
Cincinnati Financial Corp.	(7)	(1,183)	(110)	0.0	(g)
Cintas Corp.	(1)	(146)	4	0.0	(g)
Circle Internet Group, Inc.	(2)	(151)	38	0.0	(g)
Clean Harbors, Inc.	— (h)	(89)	(5)	0.0	(g)
Clear Secure, Inc.	(2)	(89)	(6)	0.0	(g)
Clorox Co. (The)	(1)	(78)	— (h)	0.0	(g)
Cloudflare, Inc.	(1)	(346)	(14)	0.0	(g)
CNX Resources Corp.	(3)	(108)	(3)	0.0	(g)
Coeur Mining, Inc.	— (h)	(1)	— (h)	0.0	(g)

SEE NOTES TO FINANCIAL STATEMENTS.

JUNE 30, 2026	SIX CIRCLES TRUST	633

Six Circles Multi-Strategy Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JUNE 30, 2026 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

REFERENCE ENTITY	SHARES	NOTIONAL VALUE (2)	UNREALIZED APPRECIATION (DEPRECIATION) ($) (3)	PERCENTAGE OF NET ASSETS (%)
Short Positions — continued
Common Stocks — continued
United States — continued
Colgate-Palmolive Co.	(1)	(115)	(1)	0.0	(g)
Comfort Systems USA, Inc.	— (h)	(10)	— (h)	0.0	(g)
Compass, Inc.	(13)	(119)	(41)	0.0	(g)
ConocoPhillips	— (h)	(8)	— (h)	0.0	(g)
Consolidated Edison, Inc.	(5)	(546)	(14)	0.0	(g)
Constellation Energy Corp.	— (h)	(111)	6	0.0	(g)
Core & Main, Inc.	(1)	(50)	(1)	0.0	(g)
Corpay, Inc.	(1)	(319)	18	0.0	(g)
CoStar Group, Inc.	(2)	(65)	7	0.0	(g)
Costco Wholesale Corp.	— (h)	(135)	6	0.0	(g)
Crowdstrike Holdings, Inc.	— (h)	(15)	(1)	0.0	(g)
Cummins, Inc.	— (h)	(296)	(15)	0.0	(g)
Cytokinetics, Inc.	(1)	(43)	(8)	0.0	(g)
Deckers Outdoor Corp.	(1)	(89)	10	0.0	(g)
Dick’s Sporting Goods, Inc.	(1)	(310)	(10)	0.0	(g)
Docusign, Inc.	— (h)	(21)	— (h)	0.0	(g)
DoorDash, Inc.	(1)	(150)	(15)	0.0	(g)
DraftKings, Inc.	(1)	(18)	2	0.0	(g)
DT Midstream, Inc.	(2)	(298)	(13)	0.0	(g)
DTE Energy Co.	(2)	(248)	(7)	0.0	(g)
Eagle Materials, Inc.	— (h)	(63)	(2)	0.0	(g)
EastGroup Properties, Inc.	(1)	(156)	2	0.0	(g)
eBay, Inc.	(1)	(56)	(1)	0.0	(g)
Elanco Animal Health, Inc.	(3)	(61)	(1)	0.0	(g)
Element Solutions, Inc.	(7)	(339)	(15)	0.0	(g)
Ensign Group, Inc. (The)	(1)	(174)	(11)	0.0	(g)
Entergy Corp.	(2)	(243)	(8)	0.0	(g)
Equinix, Inc.	(1)	(1,033)	36	0.0	(g)
Equity LifeStyle Properties, Inc.	(2)	(123)	— (h)	0.0	(g)
Erie Indemnity Co.	— (h)	(49)	(3)	0.0	(g)
Essex Property Trust, Inc.	(1)	(361)	(13)	0.0	(g)
Evergy, Inc.	(4)	(300)	(11)	0.0	(g)
Everpure, Inc.	— (h)	(29)	(2)	0.0	(g)
Eversource Energy	— (h)	(34)	(2)	0.0	(g)
Expand Energy Corp.	(7)	(631)	(24)	0.0	(g)
Extra Space Storage, Inc.	(4)	(544)	5	0.0	(g)
Fastenal Co.	(3)	(126)	(5)	0.0	(g)
Federal Realty Investment Trust	(3)	(347)	3	0.0	(g)
FedEx Corp.	— (h)	(42)	3	0.0	(g)
Fidelity National Financial, Inc.	(4)	(173)	3	0.0	(g)
Fifth Third Bancorp	(8)	(418)	(27)	0.0	(g)
FirstCash Holdings, Inc.	(3)	(782)	26	0.0	(g)
Fiserv, Inc.	(3)	(162)	(4)	0.0	(g)
Flagstar Bank NA	(2)	(30)	— (h)	0.0	(g)
Ford Motor Co.	(15)	(215)	12	0.0	(g)
FormFactor, Inc.	— (h)	(1)	— (h)	0.0	(g)
FTAI Aviation Ltd.	— (h)	(53)	(1)	0.0	(g)
Gartner, Inc.	— (h)	(21)	2	0.0	(g)
GE Vernova, Inc.	— (h)	(265)	(17)	0.0	(g)
Gen Digital, Inc.	(13)	(315)	(6)	0.0	(g)
Glacier Bancorp, Inc.	(1)	(29)	(1)	0.0	(g)
Glaukos Corp.	(1)	(70)	(5)	0.0	(g)

SEE NOTES TO FINANCIAL STATEMENTS.

634	SIX CIRCLES TRUST	JUNE 30, 2026

REFERENCE ENTITY	SHARES	NOTIONAL VALUE (2)	UNREALIZED APPRECIATION (DEPRECIATION) ($) (3)	PERCENTAGE OF NET ASSETS (%)
Short Positions — continued
Common Stocks — continued
United States — continued
Global Payments, Inc.	(4)	(240)	(18)	0.0	(g)
Globus Medical, Inc.	(1)	(96)	(2)	0.0	(g)
Graco, Inc.	(4)	(317)	(2)	0.0	(g)
Hilton Worldwide Holdings, Inc.	— (h)	(131)	4	0.0	(g)
Home Depot, Inc. (The)	(3)	(834)	(58)	0.0	(g)
Honeywell Aerospace, Inc.	(1)	(203)	(102)	0.0	(g)
Honeywell International, Inc.	(1)	(629)	319	0.0	(g)
Hormel Foods Corp.	(35)	(864)	(8)	0.0	(g)
Host Hotels & Resorts, Inc.	(7)	(161)	7	0.0	(g)
Howmet Aerospace, Inc.	(1)	(182)	2	0.0	(g)
HP, Inc.	(12)	(293)	32	0.0	(g)
IDACORP, Inc.	(2)	(225)	(13)	0.0	(g)
IDEX Corp.	(2)	(548)	(12)	0.0	(g)
IDEXX Laboratories, Inc.	— (h)	(115)	9	0.0	(g)
Ingersoll Rand, Inc.	(7)	(539)	(36)	0.0	(g)
Insulet Corp.	— (h)	(60)	(2)	0.0	(g)
Interactive Brokers Group, Inc.	(4)	(363)	4	0.0	(g)
International Flavors & Fragrances, Inc.	(6)	(497)	(5)	0.0	(g)
Intuitive Surgical, Inc.	(1)	(234)	11	0.0	(g)
Invitation Homes, Inc.	(4)	(109)	(4)	0.0	(g)
Iron Mountain, Inc.	(1)	(68)	— (h)	0.0	(g)
Jack Henry & Associates, Inc.	— (h)	(16)	(1)	0.0	(g)
JB Hunt Transport Services, Inc.	— (h)	(24)	(1)	0.0	(g)
JBT Marel Corp.	(1)	(155)	(20)	0.0	(g)
JFrog Ltd.	— (h)	(19)	(2)	0.0	(g)
Keurig Dr Pepper, Inc.	(14)	(458)	(15)	0.0	(g)
Kimco Realty Corp.	(5)	(115)	—	0.0
Kinetik Holdings, Inc.	(1)	(29)	(2)	0.0	(g)
KKR & Co., Inc.	(2)	(158)	10	0.0	(g)
Kodiak Gas Services, Inc.	— (h)	(10)	(1)	0.0	(g)
Kraft Heinz Co. (The)	(46)	(1,104)	16	0.0	(g)
Krystal Biotech, Inc.	(1)	(223)	(31)	0.0	(g)
Kymera Therapeutics, Inc.	(1)	(65)	(22)	0.0	(g)
Lamar Advertising Co.	(1)	(102)	(1)	0.0	(g)
Lamb Weston Holdings, Inc.	(3)	(156)	8	0.0	(g)
Las Vegas Sands Corp.	(2)	(103)	7	0.0	(g)
Lattice Semiconductor Corp.	— (h)	(53)	(1)	0.0	(g)
Lennox International, Inc.	— (h)	(162)	(15)	0.0	(g)
Leonardo DRS, Inc.	(1)	(27)	2	0.0	(g)
Life Time Group Holdings, Inc.	(3)	(116)	(22)	0.0	(g)
Lincoln Electric Holdings, Inc.	(1)	(329)	8	0.0	(g)
Lincoln National Corp.	— (h)	(4)	— (h)	0.0	(g)
Linde plc	(2)	(938)	— (h)	0.0	(g)
Lineage, Inc.	— (h)	(12)	— (h)	0.0	(g)
Loar Holdings, Inc.	(1)	(37)	(6)	0.0	(g)
Loews Corp.	— (h)	(41)	(2)	0.0	(g)
Lowe’s Cos., Inc.	— (h)	(41)	— (h)	0.0	(g)
Lumen Technologies, Inc.	— (h)	(4)	— (h)	0.0	(g)
Lyft, Inc.	(1)	(12)	— (h)	0.0	(g)
Madison Square Garden Sports Corp.	— (h)	(47)	(3)	0.0	(g)
Maplebear, Inc.	(1)	(44)	(5)	0.0	(g)
Markel Group, Inc.	— (h)	(222)	(12)	0.0	(g)

SEE NOTES TO FINANCIAL STATEMENTS.

JUNE 30, 2026	SIX CIRCLES TRUST	635

Six Circles Multi-Strategy Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JUNE 30, 2026 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

REFERENCE ENTITY	SHARES	NOTIONAL VALUE (2)	UNREALIZED APPRECIATION (DEPRECIATION) ($) (3)	PERCENTAGE OF NET ASSETS (%)
Short Positions — continued
Common Stocks — continued
United States — continued
Marriott International, Inc./MD	(1)	(406)	30	0.0	(g)
Martin Marietta Materials, Inc.	— (h)	(4)	— (h)	0.0	(g)
Marvell Technology, Inc.	— (h)	(40)	1	0.0	(g)
Masco Corp.	(11)	(814)	(77)	0.0	(g)
Mastercard, Inc.	— (h)	(81)	(4)	0.0	(g)
Match Group, Inc.	(7)	(236)	(14)	0.0	(g)
MaxLinear, Inc.	(1)	(72)	(32)	0.0	(g)
McCormick & Co., Inc./MD	(10)	(502)	(27)	0.0	(g)
McDonald’s Corp.	(1)	(215)	12	0.0	(g)
Meta Platforms, Inc.	— (h)	(82)	4	0.0	(g)
MGM Resorts International	(1)	(68)	1	0.0	(g)
Modine Manufacturing Co.	— (h)	(125)	8	0.0	(g)
Mohawk Industries, Inc.	(3)	(324)	(29)	0.0	(g)
Mondelez International, Inc.	(3)	(180)	11	0.0	(g)
Monster Beverage Corp.	— (h)	(44)	(1)	0.0	(g)
Moody’s Corp.	(1)	(416)	1	0.0	(g)
Morningstar, Inc.	— (h)	(58)	6	0.0	(g)
MSA Safety, Inc.	— (h)	(66)	(5)	0.0	(g)
MSCI, Inc.	— (h)	(11)	1	0.0	(g)
NewMarket Corp.	— (h)	(24)	1	0.0	(g)
News Corp.	(4)	(103)	3	0.0	(g)
Nexstar Media Group, Inc.	— (h)	(65)	(2)	0.0	(g)
Nextpower, Inc.	(1)	(100)	5	0.0	(g)
Norwegian Cruise Line Holdings Ltd.	— (h)	(4)	— (h)	0.0	(g)
NOV, Inc.	— (h)	(9)	1	0.0	(g)
Nucor Corp.	(1)	(255)	36	0.0	(g)
Nutanix, Inc.	(3)	(142)	(4)	0.0	(g)
Occidental Petroleum Corp.	(5)	(252)	27	0.0	(g)
OGE Energy Corp.	(1)	(47)	(1)	0.0	(g)
Okta, Inc.	— (h)	(19)	(3)	0.0	(g)
Old Dominion Freight Line, Inc.	— (h)	(47)	4	0.0	(g)
Old National Bancorp	(9)	(220)	(10)	0.0	(g)
Old Republic International Corp.	(4)	(167)	(10)	0.0	(g)
Omega Healthcare Investors, Inc.	— (h)	(10)	(1)	0.0	(g)
ON Semiconductor Corp.	(2)	(276)	69	0.0	(g)
ONEOK, Inc.	(4)	(361)	2	0.0	(g)
Oracle Corp.	(4)	(753)	180	0.0	(g)
Ormat Technologies, Inc.	— (h)	(13)	3	0.0	(g)
Packaging Corp. of America	(7)	(1,712)	(62)	0.0	(g)
Paychex, Inc.	— (h)	(23)	1	0.0	(g)
PayPal Holdings, Inc.	— (h)	(17)	— (h)	0.0	(g)
Permian Resources Corp.	(41)	(773)	18	0.0	(g)
Philip Morris International, Inc.	(7)	(1,197)	6	0.0	(g)
Pinnacle Financial Partners, Inc.	(4)	(373)	(19)	0.0	(g)
Pinterest, Inc.	(7)	(139)	2	0.0	(g)
PNC Financial Services Group, Inc. (The)	— (h)	(105)	(7)	0.0	(g)
Powell Industries, Inc.	— (h)	(84)	3	0.0	(g)
Primerica, Inc.	(1)	(408)	(5)	0.0	(g)
Primo Brands Corp.	— (h)	(9)	— (h)	0.0	(g)
Progressive Corp. (The)	(3)	(544)	(40)	0.0	(g)
Protagonist Therapeutics, Inc.	— (h)	(40)	(4)	0.0	(g)
PTC, Inc.	(1)	(97)	1	0.0	(g)

SEE NOTES TO FINANCIAL STATEMENTS.

636	SIX CIRCLES TRUST	JUNE 30, 2026

REFERENCE ENTITY	SHARES	NOTIONAL VALUE (2)	UNREALIZED APPRECIATION (DEPRECIATION) ($) (3)	PERCENTAGE OF NET ASSETS (%)
Short Positions — continued
Common Stocks — continued
United States — continued
Public Storage	— (h)	(48)	— (h)	0.0	(g)
Range Resources Corp.	— (h)	(13)	— (h)	0.0	(g)
Raymond James Financial, Inc.	— (h)	(22)	— (h)	0.0	(g)
Rayonier, Inc.	(10)	(222)	2	0.0	(g)
Regency Centers Corp.	(1)	(44)	— (h)	0.0	(g)
Repligen Corp.	— (h)	(34)	(1)	0.0	(g)
Rhythm Pharmaceuticals, Inc.	— (h)	(26)	(6)	0.0	(g)
Robinhood Markets, Inc.	(1)	(53)	(1)	0.0	(g)
Rocket Cos., Inc.	(3)	(46)	(6)	0.0	(g)
Rollins, Inc.	(12)	(583)	64	0.0	(g)
Roper Technologies, Inc.	(2)	(637)	(11)	0.0	(g)
Royal Gold, Inc.	(1)	(119)	9	0.0	(g)
RPM International, Inc.	(3)	(380)	(7)	0.0	(g)
Ryan Specialty Holdings, Inc.	(5)	(168)	(12)	0.0	(g)
Ryder System, Inc.	— (h)	(25)	1	0.0	(g)
Ryman Hospitality Properties, Inc.	— (h)	(36)	(2)	0.0	(g)
Saia, Inc.	(1)	(366)	41	0.0	(g)
Samsara, Inc.	(3)	(91)	3	0.0	(g)
Sanmina Corp.	(1)	(318)	8	0.0	(g)
SBA Communications Corp.	(1)	(225)	21	0.0	(g)
Seagate Technology Holdings plc	— (h)	(422)	8	0.0	(g)
Semtech Corp.	— (h)	(34)	2	0.0	(g)
ServiceNow, Inc.	(1)	(80)	(3)	0.0	(g)
Simon Property Group, Inc.	(3)	(562)	(22)	0.0	(g)
Simpson Manufacturing Co., Inc.	(2)	(316)	(26)	0.0	(g)
SiteOne Landscape Supply, Inc.	(1)	(106)	(7)	0.0	(g)
SiTime Corp.	— (h)	(35)	— (h)	0.0	(g)
SM Energy Co.	(4)	(122)	10	0.0	(g)
Snap-on, Inc.	— (h)	(19)	(1)	0.0	(g)
Solventum Corp.	(2)	(122)	— (h)	0.0	(g)
SPX Technologies, Inc.	— (h)	(99)	(3)	0.0	(g)
STAG Industrial, Inc.	(3)	(103)	1	0.0	(g)
Starwood Property Trust, Inc.	(23)	(394)	10	0.0	(g)
Steel Dynamics, Inc.	(1)	(217)	34	0.0	(g)
STERIS plc	(2)	(408)	(9)	0.0	(g)
Sterling Infrastructure, Inc.	— (h)	(35)	(1)	0.0	(g)
StoneX Group, Inc.	— (h)	(11)	2	0.0	(g)
Strategy, Inc.	(1)	(146)	49	0.0	(g)
Sun Communities, Inc.	(1)	(144)	5	0.0	(g)
Synopsys, Inc.	(2)	(1,029)	19	0.0	(g)
Talen Energy Corp.	— (h)	(130)	1	0.0	(g)
TD SYNNEX Corp.	— (h)	(74)	4	0.0	(g)
Teleflex, Inc.	— (h)	(23)	1	0.0	(g)
Terex Corp.	(3)	(216)	(23)	0.0	(g)
Terreno Realty Corp.	(7)	(450)	13	0.0	(g)
Texas Pacific Land Corp.	— (h)	(175)	(36)	0.0	(g)
Timken Co. (The)	(4)	(545)	(24)	0.0	(g)
TJX Cos., Inc. (The)	(3)	(485)	— (h)	0.0	(g)
TKO Group Holdings, Inc.	— (h)	(81)	— (h)	0.0	(g)
Toast, Inc.	(11)	(270)	(30)	0.0	(g)
TPG, Inc.	(1)	(58)	4	0.0	(g)
Tradeweb Markets, Inc.	(1)	(142)	3	0.0	(g)

SEE NOTES TO FINANCIAL STATEMENTS.

JUNE 30, 2026	SIX CIRCLES TRUST	637

Six Circles Multi-Strategy Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JUNE 30, 2026 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

REFERENCE ENTITY	SHARES	NOTIONAL VALUE (2)	UNREALIZED APPRECIATION (DEPRECIATION) ($) (3)	PERCENTAGE OF NET ASSETS (%)
Short Positions — continued
Common Stocks — continued
United States — continued
TransUnion	(5)	(323)	(23)	0.0	(g)
Tyler Technologies, Inc.	(1)	(251)	(2)	0.0	(g)
Uber Technologies, Inc.	— (h)	(13)	— (h)	0.0	(g)
UDR, Inc.	(24)	(930)	(24)	0.0	(g)
UGI Corp.	(2)	(52)	— (h)	0.0	(g)
UL Solutions, Inc.	(1)	(99)	(5)	0.0	(g)
UMB Financial Corp.	— (h)	(65)	(4)	0.0	(g)
US Foods Holding Corp.	(12)	(1,108)	(104)	0.0	(g)
Valley National Bancorp	(3)	(48)	(1)	0.0	(g)
Valmont Industries, Inc.	— (h)	(102)	(7)	0.0	(g)
Vaxcyte, Inc.	— (h)	(23)	(4)	0.0	(g)
Venture Global, Inc.	(5)	(55)	— (h)	0.0	(g)
VeriSign, Inc.	— (h)	(37)	3	0.0	(g)
Vertex Pharmaceuticals, Inc.	— (h)	(72)	(7)	0.0	(g)
Viasat, Inc.	— (h)	(22)	(8)	0.0	(g)
Vicor Corp.	— (h)	(14)	(2)	0.0	(g)
Viper Energy, Inc.	(17)	(760)	22	0.0	(g)
Vornado Realty Trust	(1)	(34)	(1)	0.0	(g)
VSE Corp.	(1)	(164)	(25)	0.0	(g)
Warner Music Group Corp.	— (h)	(9)	— (h)	0.0	(g)
Waters Corp.	— (h)	(179)	(9)	0.0	(g)
Watts Water Technologies, Inc.	— (h)	(166)	(29)	0.0	(g)
Weatherford International plc	— (h)	(38)	6	0.0	(g)
Welltower, Inc.	— (h)	(100)	(7)	0.0	(g)
WESCO International, Inc.	— (h)	(62)	— (h)	0.0	(g)
West Pharmaceutical Services, Inc.	— (h)	(149)	(12)	0.0	(g)
Weyerhaeuser Co.	(3)	(85)	2	0.0	(g)
Williams Cos., Inc. (The)	(3)	(240)	(10)	0.0	(g)
Wintrust Financial Corp.	(2)	(267)	(7)	0.0	(g)
Workday, Inc.	(1)	(120)	7	0.0	(g)
WW Grainger, Inc.	— (h)	(342)	(12)	0.0	(g)
Yum! Brands, Inc.	(1)	(214)	(7)	0.0	(g)
Zillow Group, Inc.	(4)	(130)	3	0.0	(g)
Zimmer Biomet Holdings, Inc.	(2)	(197)	5	0.0	(g)
Zoom Communications, Inc.	(15)	(1,403)	118	0.0	(g)

Total Short Positions of Total Return Swaps		(75,560)	(600)	0.0	(g)

Long Positions
Common Stocks
Australia
Atlassian Corp.	1	111	(17)	0.0	(g)

Bermuda
Arch Capital Group Ltd.	1	89	5	0.0	(g)
Viking Holdings Ltd.	2	210	22	0.0	(g)

Denmark
Ascendis Pharma A/S	1	207	40	0.0	(g)

France
Abivax SA	1	68	26	0.0	(g)

SEE NOTES TO FINANCIAL STATEMENTS.

638	SIX CIRCLES TRUST	JUNE 30, 2026

REFERENCE ENTITY	SHARES		NOTIONAL VALUE (2)	UNREALIZED APPRECIATION (DEPRECIATION) ($) (3)	PERCENTAGE OF NET ASSETS (%)
Long Positions — continued
Common Stocks — continued

Germany
BioNTech SE	—	(h)	24	1	0.0	(g)

Ireland
Accenture plc	4		654	(162)	0.0	(g)
AerCap Holdings NV	1		130	4	0.0	(g)
Alkermes plc	6		272	45	0.0	(g)
Aptiv plc	5		314	(25)	0.0	(g)
CRH plc	1		121	(3)	0.0	(g)
Eaton Corp. plc	—	(h)	18	1	0.0	(g)
ICON plc	—	(h)	61	11	0.0	(g)
TE Connectivity plc	4		853	(46)	0.0	(g)
Trane Technologies plc	—	(h)	124	5	0.0	(g)

Israel
Camtek Ltd./Israel	—	(h)	38	(1)	0.0	(g)
Check Point Software Technologies Ltd.	3		312	20	0.0	(g)
Global-e Online Ltd.	2		77	8	0.0	(g)
Tower Semiconductor Ltd.	—	(h)	16	(2)	0.0	(g)

Luxembourg
Millicom International Cellular SA	4		349	5	0.0	(g)

Netherlands
NXP Semiconductors NV	1		406	(16)	0.0	(g)
QIAGEN NV	2		78	5	0.0	(g)

Norway
Frontline plc	—	(h)	16	(2)	0.0	(g)

Puerto Rico
Popular, Inc.	1		166	5	0.0	(g)

Singapore
Sea Ltd.	2		187	20	0.0	(g)

Switzerland
Amcor plc	1		28	2	0.0	(g)
Garmin Ltd.	—	(h)	17	— (h)	0.0	(g)
Sportradar Group AG	13		209	(13)	0.0	(g)
United KingdomnVent Electric plc	—	(h)	22	— (h)	0.0	(g)
TechnipFMC plc	—	(h)	24	(1)	0.0	(g)

United States
AbbVie, Inc.	2		344	47	0.0	(g)
Adobe, Inc.	4		819	(5)	0.0	(g)
Advanced Energy Industries, Inc.	—	(h)	126	1	0.0	(g)
AECOM	2		106	— (h)	0.0	(g)
Affiliated Managers Group, Inc.	1		388	(16)	0.0	(g)
Aflac, Inc.	3		327	1	0.0	(g)
Agree Realty Corp.	2		156	3	0.0	(g)
Akamai Technologies, Inc.	3		381	7	0.0	(g)
Albemarle Corp.	1		88	(5)	0.0	(g)
Alexandria Real Estate Equities, Inc.	3		174	2	0.0	(g)
Align Technology, Inc.	—	(h)	43	(2)	0.0	(g)
Ally Financial, Inc.	7		302	3	0.0	(g)
Alphabet, Inc.	3		1,278	(48)	0.0	(g)

SEE NOTES TO FINANCIAL STATEMENTS.

JUNE 30, 2026	SIX CIRCLES TRUST	639

Six Circles Multi-Strategy Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JUNE 30, 2026 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

REFERENCE ENTITY	SHARES		NOTIONAL VALUE (2)	UNREALIZED APPRECIATION (DEPRECIATION) ($) (3)	PERCENTAGE OF NET ASSETS (%)
Long Positions — continued
Common Stocks — continued

United States — continued
Amazon.com, Inc.	1		127	(4)	0.0	(g)
Ameren Corp.	2		241	8	0.0	(g)
American Airlines Group, Inc.	12		199	22	0.0	(g)
American Express Co.	1		436	4	0.0	(g)
American Healthcare REIT, Inc.	2		71	9	0.0	(g)
American Tower Corp.	1		155	(19)	0.0	(g)
Ameriprise Financial, Inc.	2		695	(2)	0.0	(g)
AMETEK, Inc.	1		187	9	0.0	(g)
Amkor Technology, Inc.	—	(h)	1	— (h)	0.0	(g)
Amphenol Corp.	3		469	52	0.0	(g)
Analog Devices, Inc.	—	(h)	19	(1)	0.0	(g)
API Group Corp.	4		184	3	0.0	(g)
Archer-Daniels-Midland Co.	6		486	(15)	0.0	(g)
AT&T, Inc.	2		46	(5)	0.0	(g)
Autodesk, Inc.	—	(h)	28	(1)	0.0	(g)
AutoNation, Inc.	—	(h)	79	(3)	0.0	(g)
Avnet, Inc.	1		90	(3)	0.0	(g)
Ball Corp.	2		127	11	0.0	(g)
Bank of America Corp.	15		858	17	0.0	(g)
Bentley Systems, Inc.	6		176	1	0.0	(g)
Best Buy Co., Inc.	1		51	(1)	0.0	(g)
Biogen, Inc.	—	(h)	29	3	0.0	(g)
BioMarin Pharmaceutical, Inc.	5		288	8	0.0	(g)
Block, Inc.	9		672	15	0.0	(g)
Booking Holdings, Inc.	2		306	6	0.0	(g)
Booz Allen Hamilton Holding Corp.	3		196	(33)	0.0	(g)
BorgWarner, Inc.	26		1,916	(185)	0.0	(g)
Boston Scientific Corp.	1		50	(4)	0.0	(g)
Brinker International, Inc.	—	(h)	20	2	0.0	(g)
Bristol-Myers Squibb Co.	2		110	3	0.0	(g)
Brixmor Property Group, Inc.	11		360	(6)	0.0	(g)
Camden Property Trust	7		764	8	0.0	(g)
Campbell’s Company (The)	10		229	— (h)	0.0	(g)
Carlisle Cos., Inc.	—	(h)	12	— (h)	0.0	(g)
Carpenter Technology Corp.	1		391	37	0.0	(g)
CBRE Group, Inc.	—	(h)	51	— (h)	0.0	(g)
Celanese Corp.	—	(h)	20	(1)	0.0	(g)
Celsius Holdings, Inc.	6		172	(3)	0.0	(g)
CH Robinson Worldwide, Inc.	—	(h)	72	(1)	0.0	(g)
Charles River Laboratories International, Inc.	—	(h)	52	3	0.0	(g)
Charles Schwab Corp. (The)	11		1,015	15	0.0	(g)
Charter Communications, Inc.	1		118	11	0.0	(g)
Chime Financial, Inc.	1		17	3	0.0	(g)
Chipotle Mexican Grill, Inc.	11		361	14	0.0	(g)
Chord Energy Corp.	—	(h)	28	(3)	0.0	(g)
Churchill Downs, Inc.	—	(h)	10	— (h)	0.0	(g)
Cigna Group (The)	—	(h)	15	(1)	0.0	(g)
Cirrus Logic, Inc.	—	(h)	30	(3)	0.0	(g)
Citigroup, Inc.	15		2,104	(19)	0.0	(g)
Citizens Financial Group, Inc.	7		473	22	0.0	(g)
Cleveland-Cliffs, Inc.	—	(h)	1	— (h)	0.0	(g)
CME Group, Inc.	3		751	(128)	0.0	(g)

SEE NOTES TO FINANCIAL STATEMENTS.

640	SIX CIRCLES TRUST	JUNE 30, 2026

REFERENCE ENTITY	SHARES		NOTIONAL VALUE (2)	UNREALIZED APPRECIATION (DEPRECIATION) ($) (3)	PERCENTAGE OF NET ASSETS (%)
Long Positions — continued
Common Stocks — continued

United States — continued
CMS Energy Corp.	2		170	7	0.0	(g)
Coca-Cola Co. (The)	11		890	4	0.0	(g)
Cognex Corp.	2		132	8	0.0	(g)
Cognizant Technology Solutions Corp.	1		42	(7)	0.0	(g)
Comcast Corp.	1		20	— (h)	0.0	(g)
Commerce Bancshares, Inc./MO	1		31	2	0.0	(g)
Commercial Metals Co.	1		55	(10)	0.0	(g)
Conagra Brands, Inc.	21		286	(3)	0.0	(g)
Constellation Brands, Inc.	1		102	(6)	0.0	(g)
Construction Partners, Inc.	1		64	(1)	0.0	(g)
Crane Co.	—	(h)	78	6	0.0	(g)
Crown Castle, Inc.	—	(h)	39	(6)	0.0	(g)
Crown Holdings, Inc.	12		1,186	139	0.0	(g)
CSX Corp.	9		424	1	0.0	(g)
CubeSmart	19		786	(29)	0.0	(g)
Cullen/Frost Bankers, Inc.	1		75	5	0.0	(g)
Curtiss-Wright Corp.	—	(h)	239	(2)	0.0	(g)
Danaher Corp.	1		235	12	0.0	(g)
DaVita, Inc.	—	(h)	15	1	0.0	(g)
Dell Technologies, Inc.	—	(h)	115	6	0.0	(g)
Dexcom, Inc.	—	(h)	31	(3)	0.0	(g)
Digital Realty Trust, Inc.	2		363	(10)	0.0	(g)
Dillard’s, Inc.	—	(h)	79	(7)	0.0	(g)
Dollar General Corp.	2		180	(2)	0.0	(g)
Dollar Tree, Inc.	3		380	27	0.0	(g)
Domino’s Pizza, Inc.	1		343	(5)	0.0	(g)
Donaldson Co., Inc.	8		673	26	0.0	(g)
Dover Corp.	1		150	2	0.0	(g)
Dow, Inc.	15		494	(87)	0.0	(g)
DR Horton, Inc.	1		204	10	0.0	(g)
Dropbox, Inc.	7		200	2	0.0	(g)
DuPont de Nemours, Inc.	1		136	(9)	0.0	(g)
Dynatrace, Inc.	1		22	1	0.0	(g)
EchoStar Corp.	—	(h)	10	(1)	0.0	(g)
Edwards Lifesciences Corp.	1		109	5	0.0	(g)
Elastic NV	1		71	(6)	0.0	(g)
Elevance Health, Inc.	—	(h)	94	(4)	0.0	(g)
Emerson Electric Co.	2		322	(5)	0.0	(g)
Entegris, Inc.	1		194	12	0.0	(g)
EOG Resources, Inc.	2		207	(3)	0.0	(g)
Equifax, Inc.	3		472	(8)	0.0	(g)
ESCO Technologies, Inc.	—	(h)	76	5	0.0	(g)
Estee Lauder Cos., Inc. (The)	2		176	(22)	0.0	(g)
Etsy, Inc.	—	(h)	20	1	0.0	(g)
Evercore, Inc.	—	(h)	20	(1)	0.0	(g)
Everus Construction Group, Inc.	—	(h)	10	1	0.0	(g)
Exelixis, Inc.	5		242	6	0.0	(g)
Exelon Corp.	20		949	1	0.0	(g)
Expedia Group, Inc.	1		170	14	0.0	(g)
Expeditors International of Washington, Inc.	4		656	— (h)	0.0	(g)
FactSet Research Systems, Inc.	2		493	(10)	0.0	(g)
Federal Signal Corp.	—	(h)	29	3	0.0	(g)

SEE NOTES TO FINANCIAL STATEMENTS.

JUNE 30, 2026	SIX CIRCLES TRUST	641

Six Circles Multi-Strategy Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JUNE 30, 2026 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

REFERENCE ENTITY	SHARES		NOTIONAL VALUE (2)	UNREALIZED APPRECIATION (DEPRECIATION) ($) (3)	PERCENTAGE OF NET ASSETS (%)
Long Positions — continued
Common Stocks — continued

United States — continued
Ferguson Enterprises, Inc.	—	(h)	21	— (h)	0.0	(g)
Fidelity National Information Services, Inc.	15		565	(1)	0.0	(g)
Figma, Inc.	6		117	(6)	0.0	(g)
First American Financial Corp.	—	(h)	31	1	0.0	(g)
First Horizon Corp.	2		46	1	0.0	(g)
First Industrial Realty Trust, Inc.	3		170	(6)	0.0	(g)
FirstEnergy Corp.	1		30	— (h)	0.0	(g)
Fluor Corp.	2		103	4	0.0	(g)
FNB Corp/PA	8		155	7	0.0	(g)
Fortive Corp.	6		347	— (h)	0.0	(g)
Fox Corp.	18		974	(50)	0.0	(g)
Franklin Resources, Inc.	30		981	23	0.0	(g)
Freeport-McMoRan, Inc.	2		127	(13)	0.0	(g)
Gaming and Leisure Properties, Inc.	1		29	(1)	0.0	(g)
Gap, Inc. (The)	5		112	(17)	0.0	(g)
General Dynamics Corp.	1		284	(4)	0.0	(g)
General Mills, Inc.	4		139	2	0.0	(g)
GLOBALFOUNDRIES, Inc.	1		53	(1)	0.0	(g)
Globe Life, Inc.	2		365	25	0.0	(g)
GoDaddy, Inc.	—	(h)	19	2	0.0	(g)
Goldman Sachs Group, Inc. (The)	—	(h)	188	(11)	0.0	(g)
Guidewire Software, Inc.	—	(h)	42	1	0.0	(g)
GXO Logistics, Inc.	2		80	1	0.0	(g)
Halliburton Co.	9		332	(34)	0.0	(g)
Halozyme Therapeutics, Inc.	1		59	6	0.0	(g)
Hasbro, Inc.	8		660	(19)	0.0	(g)
HCA Healthcare, Inc.	—	(h)	30	— (h)	0.0	(g)
Healthcare Realty Trust, Inc.	20		412	(4)	0.0	(g)
HealthEquity, Inc.	1		64	2	0.0	(g)
HEICO Corp.	1		357	19	0.0	(g)
Henry Schein, Inc.	3		239	7	0.0	(g)
Hershey Co. (The)	3		510	(12)	0.0	(g)
Hewlett Packard Enterprise Co.	2		85	(3)	0.0	(g)
Houlihan Lokey, Inc.	—	(h)	17	(1)	0.0	(g)
Hubbell, Inc.	—	(h)	113	8	0.0	(g)
Huntington Bancshares, Inc./OH	7		121	4	0.0	(g)
Huntington Ingalls Industries, Inc.	—	(h)	35	(2)	0.0	(g)
Illinois Tool Works, Inc.	4		957	22	0.0	(g)
Illumina, Inc.	—	(h)	25	2	0.0	(g)
ImmunityBio, Inc.	4		37	— (h)	0.0	(g)
Incyte Corp.	—	(h)	42	5	0.0	(g)
Installed Building Products, Inc.	—	(h)	34	3	0.0	(g)
Intuit, Inc.	2		441	(32)	0.0	(g)
Invesco Ltd.	5		139	(13)	0.0	(g)
Ionis Pharmaceuticals, Inc.	—	(h)	4	— (h)	0.0	(g)
IQVIA Holdings, Inc.	—	(h)	11	1	0.0	(g)
ITT, Inc.	4		849	11	0.0	(g)
J M Smucker Co. (The)	2		235	(7)	0.0	(g)
Jabil, Inc.	1		254	— (h)	0.0	(g)
Jacobs Solutions, Inc.	5		599	8	0.0	(g)
Jefferies Financial Group, Inc.	3		161	(31)	0.0	(g)
Johnson Controls International plc	4		556	— (h)	0.0	(g)

SEE NOTES TO FINANCIAL STATEMENTS.

642	SIX CIRCLES TRUST	JUNE 30, 2026

REFERENCE ENTITY	SHARES		NOTIONAL VALUE (2)	UNREALIZED APPRECIATION (DEPRECIATION) ($) (3)	PERCENTAGE OF NET ASSETS (%)
Long Positions — continued
Common Stocks — continued

United States — continued
Kinder Morgan, Inc.	17		546	9	0.0	(g)
Kirby Corp.	—	(h)	38	(2)	0.0	(g)
Knight-Swift Transportation Holdings, Inc.	—	(h)	18	— (h)	0.0	(g)
Kratos Defense & Security Solutions, Inc.	—	(h)	9	(1)	0.0	(g)
Kroger Co. (The)	10		611	(46)	0.0	(g)
L3Harris Technologies, Inc.	1		231	(10)	0.0	(g)
Labcorp Holdings, Inc.	1		245	9	0.0	(g)
Lear Corp.	1		207	(13)	0.0	(g)
Leidos Holdings, Inc.	1		75	(8)	0.0	(g)
Levi Strauss & Co.	4		106	3	0.0	(g)
Liberty Media Corp-Liberty Formula One	—	(h)	9	1	0.0	(g)
Lithia Motors, Inc.	1		457	(27)	0.0	(g)
Live Nation Entertainment, Inc.	—	(h)	59	3	0.0	(g)
LKQ Corp.	10		262	— (h)	0.0	(g)
Lockheed Martin Corp.	2		1,079	(43)	0.0	(g)
Louisiana-Pacific Corp.	—	(h)	17	— (h)	0.0	(g)
Lumentum Holdings, Inc.	—	(h)	245	(25)	0.0	(g)
LyondellBasell Industries NV	1		76	(12)	0.0	(g)
M&T Bank Corp.	1		292	16	0.0	(g)
Manhattan Associates, Inc.	1		173	(6)	0.0	(g)
MARA Holdings, Inc.	7		101	(1)	0.0	(g)
Marathon Petroleum Corp.	—	(h)	6	— (h)	0.0	(g)
MasTec, Inc.	1		263	31	0.0	(g)
McKesson Corp.	—	(h)	379	(12)	0.0	(g)
MetLife, Inc.	8		701	(24)	0.0	(g)
Mettler-Toledo International, Inc.	—	(h)	143	15	0.0	(g)
Microchip Technology, Inc.	1		137	(12)	0.0	(g)
Mid-America Apartment Communities, Inc.	—	(h)	35	— (h)	0.0	(g)
MKS, Inc.	1		310	57	0.0	(g)
Molina Healthcare, Inc.	—	(h)	69	9	0.0	(g)
Molson Coors Beverage Co.	1		60	(2)	0.0	(g)
Morgan Stanley	4		820	(34)	0.0	(g)
Mosaic Co. (The)	5		108	(6)	0.0	(g)
Motorola Solutions, Inc.	3		1,203	11	0.0	(g)
Mueller Industries, Inc.	1		98	(11)	0.0	(g)
National Fuel Gas Co.	—	(h)	15	— (h)	0.0	(g)
Netflix, Inc.	1		87	(11)	0.0	(g)
Neurocrine Biosciences, Inc.	—	(h)	32	2	0.0	(g)
Newmont Corp.	6		588	(69)	0.0	(g)
NIKE, Inc.	5		236	(22)	0.0	(g)
NNN REIT, Inc.	4		170	2	0.0	(g)
Nordson Corp.	—	(h)	96	3	0.0	(g)
Northrop Grumman Corp.	—	(h)	257	(17)	0.0	(g)
NVR, Inc.	—	(h)	222	17	0.0	(g)
Omnicom Group, Inc.	1		39	— (h)	0.0	(g)
OneMain Holdings, Inc.	—	(h)	12	1	0.0	(g)
Oshkosh Corp.	—	(h)	45	— (h)	0.0	(g)
Otis Worldwide Corp.	1		51	— (h)	0.0	(g)
Parker-Hannifin Corp.	—	(h)	238	15	0.0	(g)
Paycom Software, Inc.	1		81	(4)	0.0	(g)
Paylocity Holding Corp.	—	(h)	52	(1)	0.0	(g)
Penske Automotive Group, Inc.	—	(h)	43	— (h)	0.0	(g)

SEE NOTES TO FINANCIAL STATEMENTS.

JUNE 30, 2026	SIX CIRCLES TRUST	643

Six Circles Multi-Strategy Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JUNE 30, 2026 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

REFERENCE ENTITY	SHARES		NOTIONAL VALUE (2)	UNREALIZED APPRECIATION (DEPRECIATION) ($) (3)	PERCENTAGE OF NET ASSETS (%)
Long Positions — continued
Common Stocks — continued

United States — continued
Pfizer, Inc.	2		45	(3)	0.0	(g)
Phillips 66	—	(h)	27	(1)	0.0	(g)
Pinnacle West Capital Corp.	4		377	14	0.0	(g)
PJT Partners, Inc.	—	(h)	32	(1)	0.0	(g)
Pool Corp.	1		201	25	0.0	(g)
PPG Industries, Inc.	—	(h)	48	— (h)	0.0	(g)
PPL Corp.	9		307	2	0.0	(g)
Principal Financial Group, Inc.	4		497	(13)	0.0	(g)
Procter & Gamble Co. (The)	1		118	(3)	0.0	(g)
Prosperity Bancshares, Inc.	6		429	10	0.0	(g)
PTC Therapeutics, Inc.	1		75	5	0.0	(g)
Public Service Enterprise Group, Inc.	3		279	4	0.0	(g)
Quest Diagnostics, Inc.	1		134	6	0.0	(g)
QXO, Inc.	12		213	(6)	0.0	(g)
RBC Bearings, Inc.	1		600	26	0.0	(g)
Regal Rexnord Corp.	—	(h)	55	4	0.0	(g)
Regeneron Pharmaceuticals, Inc.	—	(h)	92	1	0.0	(g)
Regions Financial Corp.	23		681	19	0.0	(g)
Reinsurance Group of America, Inc.	—	(h)	91	1	0.0	(g)
Reliance, Inc.	—	(h)	16	(1)	0.0	(g)
ResMed, Inc.	2		337	4	0.0	(g)
Rockwell Automation, Inc.	—	(h)	41	1	0.0	(g)
RTX Corp.	5		1,008	33	0.0	(g)
Rubrik, Inc.	4		287	43	0.0	(g)
Salesforce, Inc.	5		835	(40)	0.0	(g)
SEI Investments Co.	3		288	(6)	0.0	(g)
Sempra	1		98	1	0.0	(g)
ServiceTitan, Inc.	—	(h)	26	1	0.0	(g)
SLB Ltd.	1		63	(7)	0.0	(g)
Snap, Inc.	2		13	(3)	0.0	(g)
SoFi Technologies, Inc.	15		257	9	0.0	(g)
SOUTHSTATE BANK Corp.,	—	(h)	20	— (h)	0.0	(g)
Southwest Airlines Co.	1		56	6	0.0	(g)
Sprouts Farmers Market, Inc.	2		129	— (h)	0.0	(g)
SS&C Technologies Holdings, Inc.	10		661	(53)	0.0	(g)
Stanley Black & Decker, Inc.	1		82	9	0.0	(g)
State Street Corp.	1		250	3	0.0	(g)
Stifel Financial Corp.	—	(h)	29	(1)	0.0	(g)
Stryker Corp.	1		255	(12)	0.0	(g)
Synchrony Financial	4		334	6	0.0	(g)
Sysco Corp.	—	(h)	36	2	0.0	(g)
Target Corp.	3		360	(7)	0.0	(g)
Teledyne Technologies, Inc.	—	(h)	222	14	0.0	(g)
Tempus AI, Inc.	3		178	10	0.0	(g)
Tenet Healthcare Corp.	2		271	12	0.0	(g)
Tetra Tech, Inc.	2		47	1	0.0	(g)
Texas Roadhouse, Inc.	—	(h)	25	4	0.0	(g)
Toro Co. (The)	2		138	13	0.0	(g)
Tractor Supply Co.	6		193	5	0.0	(g)
Trade Desk, Inc. (The)	3		59	(3)	0.0	(g)
Travelers Cos., Inc. (The)	4		1,299	99	0.0	(g)
Trimble, Inc.	6		299	6	0.0	(g)

SEE NOTES TO FINANCIAL STATEMENTS.

644	SIX CIRCLES TRUST	JUNE 30, 2026

REFERENCE ENTITY	SHARES		NOTIONAL VALUE (2)	UNREALIZED APPRECIATION (DEPRECIATION) ($) (3)	PERCENTAGE OF NET ASSETS (%)
Long Positions — continued
Common Stocks — continued

United States — continued
Truist Financial Corp.	3		138	4	0.0	(g)
TTM Technologies, Inc.	1		140	(13)	0.0	(g)
Twilio, Inc.	1		137	3	0.0	(g)
Tyson Foods, Inc.	3		183	— (h)	0.0	(g)
UiPath, Inc.	5		51	1	0.0	(g)
United Airlines Holdings, Inc.	2		215	29	0.0	(g)
United Parcel Service, Inc.	1		63	— (h)	0.0	(g)
United Therapeutics Corp.	—	(h)	73	(1)	0.0	(g)
Unity Software, Inc.	5		148	— (h)	0.0	(g)
Universal Health Services, Inc.	1		106	2	0.0	(g)
Unum Group	3		244	(6)	0.0	(g)
US Bancorp	3		147	6	0.0	(g)
Valero Energy Corp.	1		187	10	0.0	(g)
Ventas, Inc.	5		436	6	0.0	(g)
Verisk Analytics, Inc.	1		92	— (h)	0.0	(g)
Verizon Communications, Inc.	9		429	(43)	0.0	(g)
Viatris, Inc.	1		13	— (h)	0.0	(g)
VICI Properties, Inc.	2		53	(3)	0.0	(g)
Virtu Financial, Inc.	1		35	1	0.0	(g)
Visa, Inc.	—	(h)	147	1	0.0	(g)
Vishay Intertechnology, Inc.	3		154	(16)	0.0	(g)
Voya Financial, Inc.	1		123	— (h)	0.0	(g)
Vulcan Materials Co.	2		512	4	0.0	(g)
W R Berkley Corp.	1		58	2	0.0	(g)
Waste Management, Inc.	8		1,780	50	0.0	(g)
Wayfair, Inc.	3		248	28	0.0	(g)
WEC Energy Group, Inc.	9		1,008	11	0.0	(g)
Wells Fargo & Co.	7		614	(4)	0.0	(g)
Westinghouse Air Brake Technologies Corp.	4		1,045	3	0.0	(g)
Westlake Corp.	3		212	(22)	0.0	(g)
WP Carey, Inc.	8		561	(24)	0.0	(g)
Xcel Energy, Inc.	2		134	2	0.0	(g)
XPO, Inc.	—	(h)	110	(8)	0.0	(g)
Xylem, Inc./NY	4		415	27	0.0	(g)
Zions Bancorp NA	—	(h)	13	1	0.0	(g)
Zscaler, Inc.	1		112	9	0.0	(g)

Total Long Positions of Total Return Swaps			84,107	(189)	0.0	(g)

Total of Long and Short Positions of Total Return Swaps			8,547	(789)	0.0	(g)

SEE NOTES TO FINANCIAL STATEMENTS.

JUNE 30, 2026	SIX CIRCLES TRUST	645

Six Circles Multi-Strategy Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JUNE 30, 2026 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

COUNTERPARTY	DESCRIPTION	TERMINATION DATE	NOTIONAL VALUE (2)	NET UNREALIZED APPRECIATION/ (DEPRECIATION) ($) (3)	NET CASH AND OTHER RECEIVABLES/ PAYABLES ($)	VALUE ($)
UBS AG London	The Fund receives a return on portfolio of long and short equity positions and pays or receives one day FEDEF on long positions and short positions respectively, plus or minus spread (rates range from 0.25% to 0.25%) which is denominated in USD based on the local currencies of the positions within the swap	01/02/2031	784	(267)	—	(267)

REFERENCE ENTITY	SHARES	NOTIONAL VALUE (2)	UNREALIZED APPRECIATION (DEPRECIATION) ($) (3)	PERCENTAGE OF NET ASSETS (%)
Long Positions
Common Stocks
United Kingdom
Compass Group plc	4	402	(277)	0.0	(g)
InterContinental Hotels Group plc	2	382	10	0.0	(g)

Total Long Positions of Total Return Swaps		784	(267)	0.0	(g)

Total of Long and Short Positions of Total Return Swaps		784	(267)	0.0	(g)

COUNTERPARTY	DESCRIPTION	TERMINATION DATE	NOTIONAL VALUE (2)	NET UNREALIZED APPRECIATION/ (DEPRECIATION) ($) (3)	NET CASH AND OTHER RECEIVABLES/ PAYABLES ($)	VALUE ($)
UBS AG London	The Fund receives a return on portfolio of long and short equity positions and pays or receives one day FEDEF on long positions and short positions respectively, plus or minus spread (rates range from 0.2% to 0.2%) which is denominated in USD based on the local currencies of the positions within the swap	05/06/2031	248	47	—	47

REFERENCE ENTITY	SHARES	NOTIONAL VALUE (2)	UNREALIZED APPRECIATION (DEPRECIATION) ($) (3)	PERCENTAGE OF NET ASSETS (%)
Long Positions
Common Stocks
United States
Carnival Corp. Ltd.	10	248	47	0.0	(g)

Total Long Positions of Total Return Swaps		248	47	0.0	(g)

Total of Long and Short Positions of Total Return Swaps		248	47	0.0	(g)

Total		35,372	(7,515)	0.0	(g)

(1)	All Total Return Swaps presented in this table reset monthly.
(2)	Notional value represents market value, as of June 30, 2026, of these positions based on the securities’ last sale or closing price on the principal exchange on which the securities are traded.
(3)	Unrealized appreciation (depreciation) represents the unrealized gain(loss) of the positions subsequent to the swap reset.

SEE NOTES TO FINANCIAL STATEMENTS.

646	SIX CIRCLES TRUST	JUNE 30, 2026

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JUNE 30, 2026

€STER	— Euro Short-Term Rate
BRLID	— Brazil Cetip DI Interbank Deposit Rate
CABROVER	— Bank of Canada Overnight Lending Rate Index
CIBOR	— Copenhagen Interbank Offered Rate
CLO	— Collateralized Loan Obligations
CMT	— Constant Maturity Treasury
CORRA	— Canadian Overnight Repo Rate Average
DESTR	— Denmark Short-Term Rate
DISC	— Domestic International Sales Corporation
EURIBOR	— Euro Interbank Offered Rate
FEDEF	— Federal Fund Effective Rate (Continuous Series)
FHLMC	— Federal Home Loan Mortgage Corp.
FNMA	— Federal National Mortgage Association
GNMA	— Government National Mortgage Association
HONIA	— Hong Kong Overnight Index Average
IF

—  Inverse Floaters represent securities that pay interest at a rate that increases (decreases) with a decline (incline) in a specified index. The interest rate shown is the rate in effect as of June 30, 2026. The rate may be subject to a cap and floor.

IO

—  Interest Only represents the right to receive the monthly interest payments on an underlying pool of mortgage loans. The principal amount shown represents the par value on the underlying pool. The yields on these securities are subject to accelerated principal paydowns as a result of prepayment or refinancing of the underlying pool of mortgage instruments. As a result, interest income may be reduced considerably.

KORIBOR	— Korea Interbank Offered Rate
MUTSC	— Bank of Japan Estimate Unsecured Overnight Call Rate
NIBOR	— Norwegian Interbank Offered Rate
NOWA	— Norwegian Overnight Weighted Average
OBFR	— Overnight Bank Funding Rate
PO

—  Principal Only represents the right to receive the principal portion only on an underlying pool of mortgage loans. The market value of these securities is extremely volatile in response to changes in market interest rates. As prepayments on the underlying mortgages of these securities increase, the yield on these securities increases.

REIT	— Real Estate Investment Trust
RBA	— Reserve Bank of Australia
RBNZ	— Reserve Bank of New Zealand
REMICS	— Real Estate Mortgage Investment Conduit
SARON	— Swiss Average Rate Overnight
SHIR	— Shekel Overnight Interest Rate
SOFR	— Secured Overnight Financing Rate
SONIA	— Sterling Overnight Index Average
SORA	— Singapore Overnight Rate Average
STIBOR	— Stockholm Interbank Offered Rate
SUB	— Step-Up Bond. The interest rate shown is the rate in effect as of June 30, 2026.

TAIBOR	— Taipei Interbank Offered Rate
TBA	— To Be Announced
(a)	— Non-income producing security.
(c)	— All or a portion of this security is held by a wholly-owned subsidiary of the Fund organized under the laws of the Cayman Islands.
(e)	— Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended.
(g)	— Amount rounds to less than 0.05%.
(h)	— Amount rounds to less than 500 shares/principal or $500.
(n)	— The rate shown is the effective yield as of June 30, 2026.
(o)	— Loan assignments are presented by obligor. Each Series or loan tranche underlying each obligor may have varying terms.
(u)	— All or a portion of the security is unsettled as of June 30, 2026. Unless otherwise indicated, the coupon rate is undetermined.
(w)	— All or a portion of the security is a when-issued security, delayed delivery security, or forward commitment.
(x)

—  Security is perpetual and thus, does not have a predetermined maturity date. The coupon rate for this security is fixed for a period of time and may be structured to adjust thereafter. The date shown, if applicable, reflects the next call date.

(z)

—  Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of June 30, 2026.

(aa)	— Variable or floating rate security, linked to the referenced benchmark. The interest rate shown is the current rate as of June 30, 2026.
(bb)	— Security has been valued using significant unobservable inputs.
(gg)	— Position, or portion thereof, has been segregated to collateralize repurchase and/or reverse repurchase agreements.
(hh)	— Approximately $317 of these investments are restricted as collateral for TBAs to various brokers.
(ii)	— Approximately $194 of these investments are restricted as collateral for forwards to various brokers.
AUD	— Australian Dollar
BRL	— Brazilian Real
CAD	— Canadian Dollar
EUR	— Euro
GBP	— British Pound
HKD	— Hong Kong Dollar
JPY	— Japanese Yen
KRW	— Korean Won
NOK	— Norwegian Krone
SEK	— Swedish Krona
SGD	— Singapore Dollar
USD	— United States Dollar
ZAR	— South African Rand

SEE NOTES TO FINANCIAL STATEMENTS.

JUNE 30, 2026	SIX CIRCLES TRUST	647

STATEMENTS OF ASSETS AND LIABILITIES

AS OF JUNE 30, 2026 (Unaudited)

(Amounts in thousands)

	Six Circles Ultra Short Duration Fund
ASSETS:
Investments in non-affiliates, at value	$1,112,801
Foreign currency, at value	6
Deposits at broker for futures contracts	1,903
Deposits at broker for centrally cleared swaps	1,103
Receivables:
Investment securities sold	103
Investment securities sold — delayed delivery securities	12,083
Fund shares sold	779
Interest and dividends from non-affiliates	7,643
Variation margin on futures contracts	333
Variation margin on centrally cleared swaps (net upfront payments of $118)	193
Unrealized appreciation on forward foreign currency exchange contracts	1,922
Other assets	142

Total Assets	1,139,011

LIABILITIES:
Payables:
Due to custodian — cash	—	(a)
Deposits from broker for OTC contracts	450
Interest expense	1
Investment securities purchased	2,676
Investment securities purchased — delayed delivery securities	24,088
Fund shares redeemed	527
Unrealized depreciation on forward foreign currency exchange contracts	107
Accrued liabilities:
Investment advisory fees	106
Administration fees	21
Custodian and accounting fees	56
Trustees’ fees	13
Registration and filing fees	9
Other	89

Total Liabilities	28,143

Commitments and contingent liabilities*

Net Assets	$1,110,868

NET ASSETS:
Paid-in capital	$1,115,326
Total distributable earnings (loss)	(4,458)

Total Net Assets	$1,110,868

Outstanding units of beneficial interest (shares) ($0.0001 par value; unlimited number of shares authorized):	111,157
Net Asset Value, offering and redemption price per share (b):	$9.99
Cost of investments in non-affiliates	$1,114,210
Cost of foreign currency	6

*	See Note 3.
(a)	Amount rounds to less than $500.
(b)	Per share amounts may not recalculate due to rounding of net assets and/or shares outstanding.

SEE NOTES TO FINANCIAL STATEMENTS.

648	SIX CIRCLES TRUST	JUNE 30, 2026

	Six Circles Tax Aware Intermediate Duration Fund*
ASSETS:
Investments in non-affiliates, at value	$2,137,778
Cash	8
Prepaid expenses	—	(a)
Receivables:
Investment securities sold	4,332
Fund shares sold	1,429
Interest and dividends from non-affiliates	13,288

Total Assets	2,156,835

LIABILITIES:
Payables:
Due to custodian — foreign currency	1
Investment securities purchased	164,922
Fund shares redeemed	427
Accrued liabilities:
Investment advisory fees	146
Administration fees	25
Custodian and accounting fees	43
Trustees’ fees	15
Registration and filing fees	8
Other	22

Total Liabilities	165,609

Commitments and contingent liabilities**

Net Assets	$1,991,226

NET ASSETS:
Paid-in capital	$1,989,491
Total distributable earnings (loss)	1,735

Total Net Assets	$1,991,226

Outstanding units of beneficial interest (shares) ($0.0001 par value; unlimited number of shares authorized):	199,614
Net Asset Value, offering and redemption price per share (b):	$9.98
Cost of investments in non-affiliates	$2,128,772

*	Formerly Six Circles Tax Aware Ultra Short Duration Fund, which changed its name, investment objective and main investment strategy effective May 1, 2026.
**	See Note 3.
(a)	Amount rounds to less than $500.
(b)	Per share amounts may not recalculate due to rounding of net assets and/or shares outstanding.

SEE NOTES TO FINANCIAL STATEMENTS.

JUNE 30, 2026	SIX CIRCLES TRUST	649

STATEMENTS OF ASSETS AND LIABILITIES

AS OF JUNE 30, 2026 (Unaudited) (continued)

(Amounts in thousands, except per share amounts)

	Six Circles U.S. Unconstrained Equity Fund
ASSETS:
Investments in non-affiliates, at value	$35,763,627
Foreign currency, at value	—	(a)
Deposits at broker for futures contracts	8,966
Prepaid expenses	1
Receivables:
Investment securities sold	141,375
Fund shares sold	16,428
Interest and dividends from non-affiliates	13,265
Tax reclaims	1
Variation margin on futures contracts	773

Total Assets	35,944,436

LIABILITIES:
Payables:
Due to custodian — cash	1,250
Investment securities purchased	193,691
Fund shares redeemed	8,516
Accrued liabilities:
Investment advisory fees	1,166
Administration fees	129
Custodian and accounting fees	187
Trustees’ fees	65
Registration and filing fees	76
Other	126

Total Liabilities	205,206

Commitments and contingent liabilities*

Net Assets	$35,739,230

NET ASSETS:
Paid-in capital	$22,130,703
Total distributable earnings (loss)	13,608,527

Total Net Assets	$35,739,230

Outstanding units of beneficial interest (shares) ($0.0001 par value; unlimited number of shares authorized):	1,756,037
Net Asset Value, offering and redemption price per share (b):	$20.35
Cost of investments in non-affiliates	$22,108,792

*	See Note 3.
(a)	Amount rounds to less than $500.
(b)	Per share amounts may not recalculate due to rounding of net assets and/or shares outstanding.

SEE NOTES TO FINANCIAL STATEMENTS.

650	SIX CIRCLES TRUST	JUNE 30, 2026

Six Circles International Unconstrained Equity Fund
ASSETS:
Investments in non-affiliates, at value	$21,567,908
Foreign currency, at value	2,959
Deposits at broker for futures contracts	6,262
Receivables:
Fund shares sold	9,398
Interest and dividends from non-affiliates	13,469
Tax reclaims	120,591
Variation margin on futures contracts	1,294

Total Assets	21,721,881

LIABILITIES:
Payables:
Due to custodian — cash	33
Investment securities purchased	34,031
Fund shares redeemed	6,001
Accrued liabilities:
Investment advisory fees	872
Administration fees	131
Custodian and accounting fees	789
Trustees’ fees	42
Registration and filing fees	45
Other	92

Total Liabilities	42,036

Commitments and contingent liabilities*

Net Assets	$21,679,845

NET ASSETS:
Paid-in capital	$14,698,833
Total distributable earnings (loss)	6,981,012

Total Net Assets	$21,679,845

Outstanding units of beneficial interest (shares) ($0.0001 par value; unlimited number of shares authorized):	1,428,762
Net Asset Value, offering and redemption price per share (a):	$15.17
Cost of investments in non-affiliates	$14,282,947
Cost of foreign currency	2,959

*	See Note 3.
(a)	Per share amounts may not recalculate due to rounding of net assets and/or shares outstanding.

SEE NOTES TO FINANCIAL STATEMENTS.

JUNE 30, 2026	SIX CIRCLES TRUST	651

STATEMENTS OF ASSETS AND LIABILITIES

AS OF JUNE 30, 2026 (Unaudited) (continued)

(Amounts in thousands, except per share amounts)

Six Circles Global Bond Fund
ASSETS:
Investments in non-affiliates, at value	$19,449,243
Repurchase agreements, at value	10,600
Swaption contracts purchased, at value	6,309
Foreign currency, at value	9,091
Deposits at broker for futures contracts	912
Deposits at broker for centrally cleared swaps	5,993
Restricted cash	1,680
Prepaid expenses	2
Receivables:
Investment securities sold	200,980
Investment securities sold — delayed delivery securities	885,797
Fund shares sold	12,440
Interest and dividends from non-affiliates	154,477
Variation margin on futures contracts	1,299
Variation margin on centrally cleared swaps (net upfront payments of $143)	447
Unrealized appreciation on forward foreign currency exchange contracts	248,868
Outstanding OTC swap contracts, at value (net upfront payments of $—)	50

Total Assets	29,988,188

LIABILITIES:
Payable for reverse repurchase agreements	119,453
Payables:
Securities sold short, at value	186,088
Due to custodian — cash	743
Deposits from broker for OTC contracts	8,260
Deposits from broker for delayed delivery securities	4,070
Deposits from broker for repurchase agreement	1,031
Interest expense	12
Investment securities purchased	498,435
Investment securities purchased — delayed delivery securities	1,676,344
Fund shares redeemed	8,333
Outstanding options written, at value	104
Outstanding swaptions written, at value	262
Unrealized depreciation on forward foreign currency exchange contracts	32,125
Outstanding OTC swap contracts, at value (net upfront payments of $—(a))	86
Accrued liabilities:
Investment advisory fees	788
Administration fees	156
Custodian and accounting fees	1,419
Trustees’ fees	39
Registration and filing fees	174

Total Liabilities	2,537,922

Commitments and contingent liabilities*

Net Assets	$18,450,266

NET ASSETS:
Paid-in capital	$19,253,570
Total distributable earnings (loss)	(803,304)

Total Net Assets	$18,450,266

Outstanding units of beneficial interest (shares) ($0.0001 par value; unlimited number of shares authorized):	2,196,551
Net Asset Value, offering and redemption price per share (b):	$8.40
Cost of investments in non-affiliates	$19,834,235
Cost of repurchase agreements	10,600
Cost of swaptions purchased	10,697
Cost of foreign currency	9,092
Proceeds from securities sold short	(185,602)
Premiums received from options written	(256)
Premiums received from swaptions written	(202)

*	See Note 3.
(a)	Amount rounds to less than $500.
(b)	Per share amounts may not recalculate due to rounding of net assets and/or shares outstanding.

SEE NOTES TO FINANCIAL STATEMENTS.

652	SIX CIRCLES TRUST	JUNE 30, 2026

Six Circles Tax Aware Bond Fund
ASSETS:
Investments in non-affiliates, at value	$18,123,687
Prepaid expenses	1
Receivables:
Investment securities sold	24,284
Fund shares sold	7,805
Interest and dividends from non-affiliates	206,234

Total Assets	18,362,011

LIABILITIES:
Payables:
Due to custodian — cash	3
Investment securities purchased	253,656
Fund shares redeemed	4,077
Accrued liabilities:
Investment advisory fees	1,491
Administration fees	124
Custodian and accounting fees	380
Trustees’ fees	27
Registration and filing fees	292
Other	107

Total Liabilities	260,157

Commitments and contingent liabilities*

Net Assets	$18,101,854

NET ASSETS:
Paid-in capital	$18,287,786
Total distributable earnings (loss)	(185,932)

Total Net Assets	$18,101,854

Outstanding units of beneficial interest (shares) ($0.0001 par value; unlimited number of shares authorized):	1,837,504
Net Asset Value, offering and redemption price per share (a):	$9.85
Cost of investments in non-affiliates	$18,128,207

*	See Note 3.
(a)	Per share amounts may not recalculate due to rounding of net assets and/or shares outstanding.

SEE NOTES TO FINANCIAL STATEMENTS.

JUNE 30, 2026	SIX CIRCLES TRUST	653

CONSOLIDATED STATEMENTS OF ASSETS AND LIABILITIES

AS OF JUNE 30, 2026 (Unaudited) (continued)

(Amounts in thousands)

	Six Circles Credit Opportunities Fund
ASSETS:
Investments in non-affiliates, at value	$5,469,667
Foreign currency, at value	2,395
Deposits at broker for futures contracts	2,551
Deposits at broker for centrally cleared swaps	12,699
Restricted cash	1,483
Prepaid expenses	1
Receivables:
Investment securities sold	53,652
Fund shares sold	3,156
Interest and dividends from non-affiliates	85,080
Variation margin on futures contracts	2,444
Variation margin on centrally cleared swaps (net upfront payments of $2,535)	57
Unrealized appreciation on forward foreign currency exchange contracts	45,848
Outstanding OTC swap contracts, at value (net upfront payments of $206)	1,370

Total Assets	5,680,403

LIABILITIES:
Payables:
Due to custodian — cash	5,336
Deposits from broker for OTC contracts	4,518
Interest expense	11
Investment securities purchased	113,802
Fund shares redeemed	1,576
Unrealized depreciation on forward foreign currency exchange contracts	1,925
Outstanding OTC swap contracts, at value (net upfront receipts of $2,107)	1,267
Unrealized depreciation on unfunded commitments	—	(a)
Accrued liabilities:
Investment advisory fees	958
Administration fees	145
Custodian and accounting fees	688
Trustees’ fees	68
Registration and filing fees	53
Other	56

Total Liabilities	130,403

Commitments and contingent liabilities*

Net Assets	$5,550,000

NET ASSETS:
Paid-in capital	$5,616,466
Total distributable earnings (loss)	(66,466)

Total Net Assets	$5,550,000

Outstanding units of beneficial interest (shares) ($0.0001 par value; unlimited number of shares authorized):	615,672
Net Asset Value, offering and redemption price per share (b):	$9.01
Cost of investments in non-affiliates	$5,369,925
Cost of foreign currency	2,395

*	See Note 3.
(a)	Amount rounds to less than $500.
(b)	Per share amounts may not recalculate due to rounding of net assets and/or shares outstanding.

SEE NOTES TO FINANCIAL STATEMENTS.

654	SIX CIRCLES TRUST	JUNE 30, 2026

	Six Circles Multi-Strategy Fund
ASSETS:
Investments in non-affiliates, at value	$2,833,458
Repurchase agreements, at value	5,600
Swaption contracts purchased, at value	1,851
Cash	15,168
Deposits at broker for futures contracts	494
Deposits at broker for centrally cleared swaps	2,750
Restricted cash	59,422
Prepaid expenses	—	(a)
Receivables:
Due from broker — OTC swap contracts	11,052
Investment securities sold	4,711
Investment securities sold — delayed delivery securities	591,444
Reverse Repurchase Agreement	13,714
Fund shares sold	934
Interest and dividends from non-affiliates	4,737
Tax reclaims	85
Variation margin on futures contracts	145,724
Variation margin on centrally cleared swaps (net upfront payments of $1,321)	5,957
Unrealized appreciation on forward foreign currency exchange contracts	259
Outstanding OTC swap contracts, at value (net upfront payments of $— )	4,265

Total Assets	3,701,625

LIABILITIES:
Payable for reverse repurchase agreements	208,211
Payables:
Securities sold short, at value	194,743
Due to custodian — foreign currency	6,528
Deposits from broker for OTC contracts	4,000
Deposits from broker for delayed delivery securities	1,492
Interest expense	4
Investment securities purchased	25,669
Investment securities purchased — delayed delivery securities	970,733
Fund shares redeemed	462
Outstanding options written, at value	23
Outstanding swaptions written, at value	237
Unrealized depreciation on forward foreign currency exchange contracts	73
Outstanding OTC swap contracts, at value (net upfront receipts of $1)	11,605
Unrealized depreciation on unfunded commitments	1
Accrued liabilities:
Investment advisory fees	1,137
Administration fees	53
Custodian and accounting fees	1,481
Trustees’ fees	14
Registration and filing fees	66
Other	285

Total Liabilities	1,426,817

Commitments and contingent liabilities*

Net Assets	$2,274,808

SEE NOTES TO FINANCIAL STATEMENTS.

JUNE 30, 2026	SIX CIRCLES TRUST	655

CONSOLIDATED STATEMENTS OF ASSETS AND LIABILITIES

AS OF JUNE 30, 2026 (Unaudited) (continued)

(Amounts in thousands)

Six Circles Multi-Strategy Fund (continued)
NET ASSETS:
Paid-in capital	$2,175,261
Total distributable earnings (loss)	99,547

Total Net Assets	$2,274,808

Outstanding units of beneficial interest (shares) ($ 0.0001 par value; unlimited number of shares authorized):	214,585
Net Asset Value, offering and redemption price per share (b):	$10.60
Cost of investments in non-affiliates	$2,844,017
Cost of repurchase agreements	5,600
Cost of swaptions purchased	3,128
Proceeds from securities sold short	(194,284)
Premiums received from options written	(60)
Premiums received from swaptions written	(160)

*	See Note 3.
(a)	Amount rounds to less than $500.
(b)	Per share amounts may not recalculate due to rounding of net assets and/or shares outstanding.

SEE NOTES TO FINANCIAL STATEMENTS.

656	SIX CIRCLES TRUST	JUNE 30, 2026

STATEMENTS OF OPERATIONS

FOR THE SIX MONTHS ENDED JUNE 30, 2026 (Unaudited)

(Amounts in thousands)

Six Circles Ultra Short Duration Fund
INVESTMENT INCOME:
Interest income from non-affiliates	$19,280

Total investment income	19,280

EXPENSES:
Investment advisory fees	1,133
Administration fees	33
Custodian and accounting fees	87
Professional fees	47
Trustees’ fees	44
Printing and mailing costs	70
Registration and filing fees	12
Transfer agency fees	19
Interest expense	2
Other	26

Total expenses	1,473

Less advisory fees waived	(605)

Net expenses	868

Net investment income (loss)	18,412

REALIZED/UNREALIZED GAINS (LOSSES):
Net realized gain (loss) on:
Investments in non-affiliates	(140)
Futures contracts	11
Foreign currency transactions	323
Forward foreign currency exchange contracts	288
Swaps	383

Net realized gain (loss)	865

Change in net unrealized appreciation (depreciation) of:
Investments in non-affiliates	(6,223)
Futures contracts	(5)
Foreign currency translations	149
Forward foreign currency exchange contracts	2,212
Swaps	171

Change in net unrealized appreciation (depreciation)	(3,696)

Net realized/unrealized gains (losses)	(2,831)

Change in net assets resulting from operations	$15,581

SEE NOTES TO FINANCIAL STATEMENTS.

JUNE 30, 2026	SIX CIRCLES TRUST	657

STATEMENTS OF OPERATIONS

FOR THE SIX MONTHS ENDED JUNE 30, 2026 (Unaudited) (continued)

(Amounts in thousands)

Six Circles Tax Aware Intermediate Duration Fund*
INVESTMENT INCOME:
Interest income from non-affiliates	$16,095
Other Income	— (a)

Total investment income	16,095

EXPENSES:
Investment advisory fees	1,265
Administration fees	39
Custodian and accounting fees	66
Professional fees	51
Trustees’ fees	45
Printing and mailing costs	21
Registration and filing fees	10
Transfer agency fees	15
Interest expense	4
Other	28

Total expenses	1,544

Less advisory fees waived	(744)

Net expenses	800

Net investment income (loss)	15,295

REALIZED/UNREALIZED GAINS (LOSSES):
Net realized gain (loss) on:
Investments in non-affiliates	(263)
Futures contracts	(1,111)
Foreign currency transactions	534
Forward foreign currency exchange contracts	(458)
Swaps	290

Net realized gain (loss)	(1,008)

Change in net unrealized appreciation (depreciation) of:
Investments in non-affiliates	7,049
Futures contracts	141
Foreign currency translations	(7)
Forward foreign currency exchange contracts	371
Swaps	(146)

Change in net unrealized appreciation (depreciation)	7,408

Net realized/unrealized gains (losses)	6,400

Change in net assets resulting from operations	$21,695

*	Formerly Six Circles Tax Aware Ultra Short Duration Fund, which changed its name, investment objective and main investment strategy effective May 1, 2026.
(a)	Amount rounds to less than $500.

SEE NOTES TO FINANCIAL STATEMENTS.

658	SIX CIRCLES TRUST	JUNE 30, 2026

Six Circles U.S. Unconstrained Equity Fund
INVESTMENT INCOME:
Interest income from non-affiliates	$1,434
Dividend income from non-affiliates	192,805
Foreign taxes withheld	(42)
Other Income	— (a)

Total investment income	194,197

EXPENSES:
Investment advisory fees	41,219
Administration fees	197
Custodian and accounting fees	355
Professional fees	113
Trustees’ fees	290
Printing and mailing costs	206
Registration and filing fees	308
Transfer agency fees	28
Interest expense	55
Other	296

Total expenses	43,067

Less advisory fees waived	(34,627)

Net expenses	8,440

Net investment income (loss)	185,757

REALIZED/UNREALIZED GAINS (LOSSES):
Net realized gain (loss) on:
Investments in non-affiliates	(303,417)
Futures contracts	3,213

Net realized gain (loss)	(300,204)

Change in net unrealized appreciation (depreciation) of:
Investments in non-affiliates	2,454,428
Futures contracts	1,111

Change in net unrealized appreciation (depreciation)	2,455,539

Net realized/unrealized gains (losses)	2,155,335

Change in net assets resulting from operations	$2,341,092

(a)	Amount rounds to less than $500.

SEE NOTES TO FINANCIAL STATEMENTS.

JUNE 30, 2026	SIX CIRCLES TRUST	659

STATEMENTS OF OPERATIONS

FOR THE SIX MONTHS ENDED JUNE 30, 2026 (Unaudited) (continued)

(Amounts in thousands)

Six Circles International Unconstrained Equity Fund
INVESTMENT INCOME:
Interest income from non-affiliates	$658
Dividend income from non-affiliates	438,083
Foreign taxes withheld	(40,379)
Other Income	4

Total investment income	398,366

EXPENSES:
Investment advisory fees	25,683
Administration fees	198
Custodian and accounting fees	1,321
Professional fees	162
Trustees’ fees	192
Printing and mailing costs	170
Registration and filing fees	64
Transfer agency fees	26
Interest expense	37
Other	292

Total expenses	28,145

Less advisory fees waived	(20,574)

Net expenses	7,571

Net investment income (loss)	390,795

REALIZED/UNREALIZED GAINS (LOSSES):
Net realized gain (loss) on:
Investments in non-affiliates	181,270
Futures contracts	8,883
Foreign currency transactions	(2,922)
Forward foreign currency exchange contracts	565

Net realized gain (loss)	187,796

Change in net unrealized appreciation (depreciation) of:
Investments in non-affiliates	1,296,524
Futures contracts	(832)
Foreign currency translations	(4,211)
Forward foreign currency exchange contracts	(1,848)

Change in net unrealized appreciation (depreciation)	1,289,633

Net realized/unrealized gains (losses)	1,477,429

Change in net assets resulting from operations	$1,868,224

SEE NOTES TO FINANCIAL STATEMENTS.

660	SIX CIRCLES TRUST	JUNE 30, 2026

Six Circles Global Bond Fund
INVESTMENT INCOME:
Interest income from non-affiliates	$277,282
Foreign taxes withheld	(191)
Other Income	6

Total investment income	277,097

EXPENSES:
Investment advisory fees	21,423
Administration fees	237
Custodian and accounting fees	2,212
Professional fees	89
Trustees’ fees	167
Printing and mailing costs	143
Registration and filing fees	207
Transfer agency fees	23
Interest expense	3,256
Other	115

Total expenses	27,872

Less advisory fees waived	(16,936)

Net expenses	10,936

Net investment income (loss)	266,161

REALIZED/UNREALIZED GAINS (LOSSES):
Net realized gain (loss) on:
Investments in non-affiliates	(11,443)
Options purchased	(1)
Options written	422
Swaptions purchased	(237)
Swaptions written	36
Futures contracts	(579)
Foreign currency transactions	44,284
Forward foreign currency exchange contracts	(24,869)
Securities sold short	1,793
Swaps	(236)

Net realized gain (loss)	9,170

Change in net unrealized appreciation (depreciation) of:
Investments in non-affiliates	(396,289)
Options written	99
Swaptions purchased	(78)
Swaptions written	(60)
Futures contracts	927
Foreign currency translations	(3,110)
Forward foreign currency exchange contracts	340,994
Securities sold short	157
Swaps	1,591

Change in net unrealized appreciation (depreciation)	(55,769)

Net realized/unrealized gains (losses)	(46,599)

Change in net assets resulting from operations	$219,562

SEE NOTES TO FINANCIAL STATEMENTS.

JUNE 30, 2026	SIX CIRCLES TRUST	661

STATEMENTS OF OPERATIONS

FOR THE SIX MONTHS ENDED JUNE 30, 2026 (Unaudited) (continued)

(Amounts in thousands)

Six Circles Tax Aware Bond Fund
INVESTMENT INCOME:
Interest income from non-affiliates	$309,510

Total investment income	309,510

EXPENSES:
Investment advisory fees	20,802
Administration fees	187
Custodian and accounting fees	580
Professional fees	96
Trustees’ fees	155
Printing and mailing costs	72
Registration and filing fees	282
Transfer agency fees	16
Interest expense	1
Other	37

Total expenses	22,228

Less advisory fees waived	(12,380)

Net expenses	9,848

Net investment income (loss)	299,662

REALIZED/UNREALIZED GAINS (LOSSES):
Net realized gain (loss) on:
Investments in non-affiliates	(4,280)

Net realized gain (loss)	(4,280)

Change in net unrealized appreciation (depreciation) of:
Investments in non-affiliates	57,434

Change in net unrealized appreciation (depreciation)	57,434

Net realized/unrealized gains (losses)	53,154

Change in net assets resulting from operations	$352,816

SEE NOTES TO FINANCIAL STATEMENTS.

662	SIX CIRCLES TRUST	JUNE 30, 2026

CONSOLIDATED STATEMENTS OF OPERATIONS

FOR THE SIX MONTHS ENDED JUNE 30, 2026 (Unaudited) (continued)

(Amounts in thousands)

Six Circles Credit Opportunities Fund
INVESTMENT INCOME:
Interest income from non-affiliates	$170,774
Foreign taxes withheld	(123)
Other Income	7

Total investment income	170,658

EXPENSES:
Investment advisory fees	19,810
Administration fees	196
Custodian and accounting fees	837
Professional fees	162
Trustees’ fees	95
Printing and mailing costs	194
Registration and filing fees	69
Transfer agency fees	25
Interest expense	36
Other	37

Total expenses	21,461

Less advisory fees waived	(14,227)

Net expenses	7,234

Net investment income (loss)	163,424

REALIZED/UNREALIZED GAINS (LOSSES):
Net realized gain (loss) on:
Investments in non-affiliates	11,037
Futures contracts	(8,979)
Foreign currency transactions	19,400
Forward foreign currency exchange contracts	29,425
Swaps	(1,855)

Net realized gain (loss)	49,028

Change in net unrealized appreciation (depreciation) of:
Investments in non-affiliates	(115,626)
Futures contracts	1,237
Foreign currency translations	(769)
Forward foreign currency exchange contracts	37,788
Swaps	561
Unfunded commitments	(6)

Change in net unrealized appreciation (depreciation)	(76,815)

Net realized/unrealized gains (losses)	(27,787)

Change in net assets resulting from operations	$135,637

SEE NOTES TO FINANCIAL STATEMENTS.

JUNE 30, 2026	SIX CIRCLES TRUST	663

CONSOLIDATED STATEMENTS OF OPERATIONS

FOR THE SIX MONTHS ENDED JUNE 30, 2026 (Unaudited) (continued)

(Amounts in thousands)

Six Circles Multi-Strategy Fund
INVESTMENT INCOME:
Interest income from non-affiliates	$52,441
Foreign taxes withheld	(245)
Other Income	— (a)

Total investment income	52,196

EXPENSES:
Investment advisory fees	13,152
Administration fees	81
Custodian and accounting fees	2,811
Professional fees	121
Trustees’ fees	51
Printing and mailing costs	43
Registration and filing fees	64
Transfer agency fees	13
Interest expense	2,246
Other	29

Total expenses	18,611

Less advisory fees waived	(6,966)

Net expenses	11,645

Net investment income (loss)	40,551

REALIZED/UNREALIZED GAINS (LOSSES):
Net realized gain (loss) on:
Investments in non-affiliates	(9,764)
Options purchased	(1)
Options written	149
Swaptions purchased	(764)
Swaptions written	160
Futures contracts	52,401
Foreign currency transactions	(309)
Forward foreign currency exchange contracts	67
Securities sold short	1,169
Swaps	29,468

Net realized gain (loss)	72,576

Change in net unrealized appreciation (depreciation) of:
Investments in non-affiliates	(10,004)
Options written	36
Swaptions purchased	328
Swaptions written	(136)
Futures contracts	(2,892)
Foreign currency translations	(360)
Forward foreign currency exchange contracts	211
Securities sold short	(423)
Swaps	(7,612)
Unfunded commitments	(2)

Change in net unrealized appreciation (depreciation)	(20,854)

Net realized/unrealized gains (losses)	51,722

Change in net assets resulting from operations	$92,273

(a)	Amount rounds to less than $500.

SEE NOTES TO FINANCIAL STATEMENTS.

664	SIX CIRCLES TRUST	JUNE 30, 2026

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE PERIODS INDICATED

(Amounts in thousands)

	Six Circles Ultra Short Duration Fund
	Period Ended June 30, 2026 (Unaudited)	Year Ended December 31, 2025
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income (loss)	$18,412	$32,496
Net realized gain (loss)	865	(2,169)
Change in net unrealized appreciation (depreciation)	(3,696)	4,303

Change in net assets resulting from operations	15,581	34,630

DISTRIBUTIONS TO SHAREHOLDERS:
Distributions to shareholders	(18,180)	(32,244)

CAPITAL TRANSACTIONS:
Change in net assets resulting from capital transactions	303,509	124,611

NET ASSETS:
Change in net assets	300,910	126,997
Beginning of period	809,958	682,961

End of period	$1,110,868	$809,958

CAPITAL TRANSACTIONS:
Proceeds from shares issued	$335,774	$187,222
Distributions reinvested	18,174	32,234
Cost of shares redeemed	(50,439)	(94,845)

Total change in net assets resulting from capital transactions	$303,509	$124,611

SHARE TRANSACTIONS:
Issued	33,534	18,698
Reinvested	1,818	3,225
Redeemed	(5,037)	(9,477)

Change in Shares	30,315	12,446

SEE NOTES TO FINANCIAL STATEMENTS.

JUNE 30, 2026	SIX CIRCLES TRUST	665

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE PERIODS INDICATED (continued)

(Amounts in thousands)

	Six Circles Tax Aware Intermediate Duration Fund*
	Period Ended June 30, 2026 (Unaudited)	Year Ended December 31, 2025
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income (loss)	$15,295	$30,923
Net realized gain (loss)	(1,008)	(421)
Change in net unrealized appreciation (depreciation)	7,408	3,389

Change in net assets resulting from operations	21,695	33,891

DISTRIBUTIONS TO SHAREHOLDERS:
Distributions to shareholders	(15,268)	(30,493)

CAPITAL TRANSACTIONS:
Change in net assets resulting from capital transactions	959,052	227,249

NET ASSETS:
Change in net assets	965,479	230,647
Beginning of period	1,025,747	795,100

End of period	$1,991,226	$1,025,747

CAPITAL TRANSACTIONS:
Proceeds from shares issued	$1,270,053	$351,910
Distributions reinvested	15,257	30,461
Cost of shares redeemed	(326,258)	(155,122)

Total change in net assets resulting from capital transactions	$959,052	$227,249

SHARE TRANSACTIONS:
Issued	127,564	35,473
Reinvested	1,536	3,073
Redeemed	(32,805)	(15,639)

Change in Shares	96,295	22,907

*	Formerly Six Circles Tax Aware Ultra Short Duration Fund, which changed its name, investment objective and main investment strategy effective May 1, 2026.

SEE NOTES TO FINANCIAL STATEMENTS.

666	SIX CIRCLES TRUST	JUNE 30, 2026

	Six Circles U.S. Unconstrained Equity Fund
	Period Ended June 30, 2026 (Unaudited)	Year Ended December 31, 2025
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income (loss)	$185,757	$319,699
Net realized gain (loss)	(300,204)	2,252,322
Change in net unrealized appreciation (depreciation)	2,455,539	2,576,393

Change in net assets resulting from operations	2,341,092	5,148,414

DISTRIBUTIONS TO SHAREHOLDERS:
Distributions to shareholders	—	(2,760,694)

CAPITAL TRANSACTIONS:
Change in net assets resulting from capital transactions	1,165,906	4,545,180

NET ASSETS:
Change in net assets	3,506,998	6,932,900
Beginning of period	32,232,232	25,299,332

End of period	$35,739,230	$32,232,232

CAPITAL TRANSACTIONS:
Proceeds from shares issued	$2,996,554	$6,187,410
Distributions reinvested	—	2,752,441
Cost of shares redeemed	(1,830,648)	(4,394,671)

Total change in net assets resulting from capital transactions	$1,165,906	$4,545,180

SHARE TRANSACTIONS:
Issued	156,782	331,520
Reinvested	—	145,018
Redeemed	(94,299)	(236,193)

Change in Shares	62,483	240,345

SEE NOTES TO FINANCIAL STATEMENTS.

JUNE 30, 2026	SIX CIRCLES TRUST	667

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE PERIODS INDICATED (continued)

(Amounts in thousands)

	Six Circles International Unconstrained Equity Fund
	Period Ended June 30, 2026 (Unaudited)	Year Ended December 31, 2025
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income (loss)	$390,795	$498,665
Net realized gain (loss)	187,796	560,190
Change in net unrealized appreciation (depreciation)	1,289,633	4,017,103

Change in net assets resulting from operations	1,868,224	5,075,958

DISTRIBUTIONS TO SHAREHOLDERS:
Distributions to shareholders	—	(605,768)

CAPITAL TRANSACTIONS:
Change in net assets resulting from capital transactions	241,551	147,314

NET ASSETS:
Change in net assets	2,109,775	4,617,504
Beginning of period	19,570,070	14,952,566

End of period	$21,679,845	$19,570,070

CAPITAL TRANSACTIONS:
Proceeds from shares issued	$1,601,907	$2,964,899
Distributions reinvested	—	604,325
Cost of shares redeemed	(1,360,356)	(3,421,910)

Total change in net assets resulting from capital transactions	$241,551	$147,314

SHARE TRANSACTIONS:
Issued	109,595	234,771
Reinvested	—	44,305
Redeemed	(93,112)	(269,355)

Change in Shares	16,483	9,721

SEE NOTES TO FINANCIAL STATEMENTS.

668	SIX CIRCLES TRUST	JUNE 30, 2026

	Six Circles Global Bond Fund
	Period Ended June 30, 2026 (Unaudited)	Year Ended December 31, 2025
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income (loss)	$266,161	$451,831
Net realized gain (loss)	9,170	(157,003)
Change in net unrealized appreciation (depreciation)	(55,769)	253,633

Change in net assets resulting from operations	219,562	548,461

DISTRIBUTIONS TO SHAREHOLDERS:
Distributions to shareholders	(265,782)	(666,590)

CAPITAL TRANSACTIONS:
Change in net assets resulting from capital transactions	2,152,351	2,837,056

NET ASSETS:
Change in net assets	2,106,131	2,718,927
Beginning of period	16,344,135	13,625,208

End of period	$18,450,266	$16,344,135

CAPITAL TRANSACTIONS:
Proceeds from shares issued	$2,937,005	$4,066,187
Distributions reinvested	265,712	666,358
Cost of shares redeemed	(1,050,366)	(1,895,489)

Total change in net assets resulting from capital transactions	$2,152,351	$2,837,056

SHARE TRANSACTIONS:
Issued	350,318	477,146
Reinvested	31,648	78,350
Redeemed	(125,012)	(222,785)

Change in Shares	256,954	332,711

SEE NOTES TO FINANCIAL STATEMENTS.

JUNE 30, 2026	SIX CIRCLES TRUST	669

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE PERIODS INDICATED (continued)

(Amounts in thousands)

	Six Circles Tax Aware Bond Fund
	Period Ended June 30, 2026 (Unaudited)	Year Ended December 31, 2025
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income (loss)	$299,662	$455,284
Net realized gain (loss)	(4,280)	(23,427)
Change in net unrealized appreciation (depreciation)	57,434	123,973

Change in net assets resulting from operations	352,816	555,830

DISTRIBUTIONS TO SHAREHOLDERS:
Distributions to shareholders	(299,501)	(454,896)

CAPITAL TRANSACTIONS:
Change in net assets resulting from capital transactions	3,662,235	2,703,098

NET ASSETS:
Change in net assets	3,715,550	2,804,032
Beginning of period	14,386,304	11,582,272

End of period	$18,101,854	$14,386,304

CAPITAL TRANSACTIONS:
Proceeds from shares issued	$4,407,431	$3,845,081
Distributions reinvested	299,181	454,457
Cost of shares redeemed	(1,044,377)	(1,596,440)

Total change in net assets resulting from capital transactions	$3,662,235	$2,703,098

SHARE TRANSACTIONS:
Issued	447,183	397,241
Reinvested	30,472	46,939
Redeemed	(106,312)	(164,985)

Change in Shares	371,343	279,195

SEE NOTES TO FINANCIAL STATEMENTS.

670	SIX CIRCLES TRUST	JUNE 30, 2026

CONSOLIDATED STATEMENTS OF CHANGES IN NET ASSETS

FOR THE PERIODS INDICATED (continued)

(Amounts in thousands)

	Six Circles Credit Opportunities Fund
	Period Ended June 30, 2026 (Unaudited)	Year Ended December 31, 2025
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income (loss)	$163,424	$529,687
Net realized gain (loss)	49,028	82,071
Change in net unrealized appreciation (depreciation)	(76,815)	100,588

Change in net assets resulting from operations	135,637	712,346

DISTRIBUTIONS TO SHAREHOLDERS:
Distributions to shareholders	(165,212)	(532,906)

CAPITAL TRANSACTIONS:
Change in net assets resulting from capital transactions	514,766	(3,498,965)

NET ASSETS:
Change in net assets	485,191	(3,319,525)
Beginning of period	5,064,809	8,384,334

End of period	$5,550,000	$5,064,809

CAPITAL TRANSACTIONS:
Proceeds from shares issued	$716,051	$1,260,606
Distributions reinvested	164,950	532,396
Cost of shares redeemed	(366,235)	(5,291,967)

Total change in net assets resulting from capital transactions	$514,766	$(3,498,965)

SHARE TRANSACTIONS:
Issued	79,177	140,513
Reinvested	18,355	59,398
Redeemed	(40,646)	(584,999)

Change in Shares	56,886	(385,088)

SEE NOTES TO FINANCIAL STATEMENTS.

JUNE 30, 2026	SIX CIRCLES TRUST	671

CONSOLIDATED STATEMENTS OF CHANGES IN NET ASSETS

FOR THE PERIODS INDICATED (continued)

(Amounts in thousands)

	Six Circles Multi-Strategy Fund
	Period Ended June 30, 2026 (Unaudited)	Year Ended December 31, 2025
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income (loss)	$40,551	$59,859
Net realized gain (loss)	72,576	19,901
Change in net unrealized appreciation (depreciation)	(20,854)	3,128

Change in net assets resulting from operations	92,273	82,888

DISTRIBUTIONS TO SHAREHOLDERS:
Distributions to shareholders	—	(82,162)

CAPITAL TRANSACTIONS:
Change in net assets resulting from capital transactions	598,557	774,370

NET ASSETS:
Change in net assets	690,830	775,096
Beginning of period	1,583,978	808,882

End of period	$2,274,808	$1,583,978

CAPITAL TRANSACTIONS:
Proceeds from shares issued	$703,733	$827,912
Distributions reinvested	—	82,140
Cost of shares redeemed	(105,176)	(135,682)

Total change in net assets resulting from capital transactions	$598,557	$774,370

SHARE TRANSACTIONS:
Issued	68,169	81,031
Reinvested	—	8,072
Redeemed	(10,075)	(13,324)

Change in Shares	58,094	75,779

SEE NOTES TO FINANCIAL STATEMENTS.

672	SIX CIRCLES TRUST	JUNE 30, 2026

[THIS PAGE INTENTIONALLY LEFT BLANK]

JUNE 30, 2026	SIX CIRCLES TRUST	673

FINANCIAL HIGHLIGHTS

FOR THE PERIODS INDICATED

	Per share operating performance:
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss) (b)	Net realized and unrealized gains (losses) on investments and foreign currency transactions	Total from investment operations	Net investment income	Net realized gain	Return of capital	Total distributions

Six Circles Ultra Short Duration Fund
Six Months Ended June 30, 2026 (Unaudited)	$10.02	$0.20	$(0.04)	$0.16	$(0.19)	$—	$—	$(0.19)
Year Ended December 31, 2025	9.99	0.45	0.02	0.47	(0.44)	—	—	(0.44)
Year Ended December 31, 2024	9.89	0.49	0.09	0.58	(0.48)	—	—	(0.48)
Year Ended December 31, 2023	9.73	0.42	0.13	0.55	(0.38)	—	(0.01)	(0.39)
Year Ended December 31, 2022	9.95	0.14	(0.13)	0.01	(0.23)	—	—	(0.23)
Year Ended December 31, 2021	10.03	0.07	(0.06)	0.01	(0.09)	—	—	(0.09)

(a)	Certain expenses incurred by the Fund were not annualized for the period.
(b)	Calculated based upon average shares outstanding.
(c)	Not annualized for periods less than one year.
(d)

Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(e)	Includes interest expense, if applicable, which is less than 0.005% unless otherwise noted.

SEE NOTES TO FINANCIAL STATEMENTS.

674	SIX CIRCLES TRUST	JUNE 30, 2026

	Ratios/Supplemental data
			Ratios to average net assets (a)
Net asset value, end of period	Total return (c)(d)	Net assets, end of period (000’s)	Net expenses with interest expense (e)	Net expenses, without interest expense	Net investment income (loss)	Expenses without waivers and reimbursements	Portfolio turnover rate (c)

$9.99	1.66%	$1,110,868	0.19%	0.19%	4.06%	0.32%	30.40%
10.02	4.82	809,958	0.19	0.19	4.45	0.33	59.33
9.99	5.96	682,961	0.20	0.20	4.97	0.33	77.83
9.89	5.82	593,710	0.19	0.19	4.24	0.32	60.63
9.73	0.06	567,422	0.19	0.19	1.43	0.32	33.24
9.95	0.15	620,423	0.18	0.18	0.69	0.31	66.58

SEE NOTES TO FINANCIAL STATEMENTS.

JUNE 30, 2026	SIX CIRCLES TRUST	675

FINANCIAL HIGHLIGHTS

FOR THE PERIODS INDICATED (continued)

	Per share operating performance:
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss) (b)	Net realized and unrealized gains (losses) on investments and foreign currency transactions	Total from investment operations	Net investment income	Total distributions

Six Circles Tax Aware Intermediate Duration Fund*
Six Months Ended June 30, 2026 (Unaudited)	$9.93	$0.15	$0.04	$0.19	$(0.14)	$(0.14)
Year Ended December 31, 2025	9.89	0.33	0.03	0.36	(0.32)	(0.32)
Year Ended December 31, 2024	9.87	0.36	—	0.36	(0.34)	(0.34)
Year Ended December 31, 2023	9.78	0.30	0.07	0.37	(0.28)	(0.28)
Year Ended December 31, 2022	9.97	0.10	(0.14)	(0.04)	(0.15)	(0.15)
Year Ended December 31, 2021	10.02	0.06	(0.05)	0.01	(0.06)	(0.06)

*	Formerly Six Circles Tax Aware Ultra Short Duration Fund, which changed its name, investment objective and main investment strategy effective May 1, 2026.
(a)	Certain expenses incurred by the Fund were not annualized for the period.
(b)	Calculated based upon average shares outstanding.
(c)	Not annualized for periods less than one year.
(d)

Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(e)	Includes interest expense, if applicable, which is less than 0.005% unless otherwise noted.

SEE NOTES TO FINANCIAL STATEMENTS.

676	SIX CIRCLES TRUST	JUNE 30, 2026

	Ratios/Supplemental data
			Ratios to average net assets (a)
Net asset value, end of period	Total return (c)(d)	Net assets, end of period (000’s)	Net expenses with interest expense (e)	Net expenses, without interest expense	Net investment income (loss)	Expenses without waivers and reimbursements	Portfolio turnover rate (c)

$9.98	1.96%	$1,991,226	0.16%	0.16%	3.02%	0.30%	114.60%
9.93	3.69	1,025,747	0.15	0.15	3.30	0.30	45.80
9.89	3.74	795,100	0.15	0.15	3.59	0.31	51.20
9.87	3.84	698,186	0.15	0.15	3.09	0.30	62.66
9.78	(0.36)	564,290	0.15	0.15	1.06	0.31	58.13
9.97	0.08	643,067	0.15	0.15	0.63	0.30	49.05

SEE NOTES TO FINANCIAL STATEMENTS.

JUNE 30, 2026	SIX CIRCLES TRUST	677

FINANCIAL HIGHLIGHTS

FOR THE PERIODS INDICATED (continued)

	Per share operating performance:
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss) (b)	Net realized and unrealized gains (losses) on investments and foreign currency transactions	Total from investment operations	Net investment income	Net realized gain	Total distributions

Six Circles U.S. Unconstrained Equity Fund
Six Months Ended June 30, 2026 (Unaudited)	$19.03	$0.11	$1.21	$1.32	$—	$—	$—
Year Ended December 31, 2025	17.41	0.21	3.16	3.37	(0.20)	(1.55)	(1.75)
Year Ended December 31, 2024	14.84	0.22	3.51	3.73	(0.23)	(0.93)	(1.16)
Year Ended December 31, 2023	11.52	0.19	3.31	3.50	(0.17)	(0.01)	(0.18)
Year Ended December 31, 2022	15.01	0.16	(3.34)	(3.18)	(0.16)	(0.15)	(0.31)
Year Ended December 31, 2021	13.44	0.20	3.84	4.04	(0.19)	(2.28)	(2.47)

(a)	Certain expenses incurred by the Fund were not annualized for the period.
(b)	Calculated based upon average shares outstanding.
(c)	Not annualized for periods less than one year.
(d)

Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(e)	Includes interest expense, if applicable, which is less than 0.005% unless otherwise noted.

SEE NOTES TO FINANCIAL STATEMENTS.

678	SIX CIRCLES TRUST	JUNE 30, 2026

	Ratios/Supplemental data
			Ratios to average net assets (a)
Net asset value, end of period	Total return (c)(d)	Net assets, end of period (000’s)	Net expenses with interest expense (e)	Net expenses, without interest expense	Net investment income (loss)	Expenses without waivers and reimbursements	Portfolio turnover rate (c)

$20.35	6.94%	$35,739,230	0.05%	0.05%	1.13%	0.26%	23.76%
19.03	19.36	32,232,232	0.05	0.05	1.14	0.26	61.09
17.41	24.87	25,299,332	0.05	0.05	1.29	0.26	38.08
14.84	30.43	22,024,769	0.06	0.06	1.40	0.27	62.51
11.52	(21.22)	14,690,706	0.06	0.06	1.26	0.27	48.77
15.01	30.48	18,337,953	0.05	0.05	1.26	0.26	70.88

SEE NOTES TO FINANCIAL STATEMENTS.

JUNE 30, 2026	SIX CIRCLES TRUST	679

FINANCIAL HIGHLIGHTS

FOR THE PERIODS INDICATED (continued)

	Per share operating performance:
		Investment operations				Distributions
	Net asset value, beginning of period	Net investment income (loss) (b)		Net realized and unrealized gains (losses) on investments and foreign currency transactions	Total from investment operations	Net investment income	Total distributions

Six Circles International Unconstrained Equity Fund
Six Months Ended June 30, 2026 (Unaudited)	$13.86	$0.28		$1.03	$1.31	$—	$—
Year Ended December 31, 2025	10.66	0.36		3.28	3.64	(0.44)	(0.44)
Year Ended December 31, 2024	10.75	0.32		(0.06)	0.26	(0.35)	(0.35)
Year Ended December 31, 2023	9.30	0.28		1.48	1.76	(0.31)	(0.31)
Year Ended December 31, 2022	11.10	0.28		(1.79)	(1.51)	(0.29)	(0.29)
Year Ended December 31, 2021	9.98	0.28	(f)	1.11	1.39	(0.27)	(0.27)

(a)	Certain expenses incurred by the Fund were not annualized for the period.
(b)	Calculated based upon average shares outstanding.
(c)	Not annualized for periods less than one year.
(d)

Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(e)	Includes interest expense, if applicable, which is less than 0.005% unless otherwise noted.
(f)	Includes income recognized from non-cash dividends which amounted to $0.02 per share and 0.152% of average net assets for the year ended December 31, 2021.
(g)	Includes interest expense, which was 0.009% for the year ended December 31, 2021.

SEE NOTES TO FINANCIAL STATEMENTS.

680	SIX CIRCLES TRUST	JUNE 30, 2026

	Ratios/Supplemental data
			Ratios to average net assets (a)
Net asset value, end of period	Total return (c)(d)	Net assets, end of period (000’s)	Net expenses with interest expense (e)		Net expenses, without interest expense	Net investment income (loss)		Expenses without waivers and reimbursements	Portfolio turnover rate (c)

$15.17	9.45%	$21,679,845	0.07%		0.07%	3.80%		0.27%	13.38%
13.86	34.19	19,570,070	0.08		0.08	2.86		0.28	48.43
10.66	2.28	14,952,566	0.08		0.08	2.77		0.28	38.63
10.75	18.96	13,764,429	0.08		0.08	2.77		0.28	77.31
9.30	(13.60)	11,380,626	0.08		0.08	2.95		0.28	69.15
11.10	14.04	14,228,563	0.10	(g)	0.10	2.61	(f)	0.30	61.71

SEE NOTES TO FINANCIAL STATEMENTS.

JUNE 30, 2026	SIX CIRCLES TRUST	681

FINANCIAL HIGHLIGHTS

FOR THE PERIODS INDICATED (continued)

	Per share operating performance:
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss) (b)	Net realized and unrealized gains (losses) on investments and foreign currency transactions	Total from investment operations	Net investment income	Net realized gain		Return of capital	Total distributions

Six Circles Global Bond Fund
Six Months Ended June 30, 2026 (Unaudited)	$8.43	$0.13	$(0.03)	$0.10	$(0.13)	$—		$—	$(0.13)
Year Ended December 31, 2025	8.48	0.26	0.07	0.33	(0.38)	—		—	(0.38)
Year Ended December 31, 2024	8.48	0.28	0.05	0.33	(0.33)	—		—	(0.33)
Year Ended December 31, 2023	8.10	0.26	0.38	0.64	—	—		(0.26)	(0.26)
Year Ended December 31, 2022	9.87	0.15	(1.02)	(0.87)	(0.90)	—		—	(0.90)
Year Ended December 31, 2021	10.20	0.09	(0.17)	(0.08)	(0.25)	—	(k)	—	(0.25)

(a)	Certain expenses incurred by the Fund were not annualized for the period.
(b)	Calculated based upon average shares outstanding.
(c)	Not annualized for periods less than one year.
(d)

Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(e)	Includes interest expense, if applicable, which is less than 0.005% unless otherwise noted.
(f)	Includes interest expense, which was 0.019% for the period ended June 30, 2026.
(g)	Includes interest expense, which was 0.035% for the year ended December 31, 2025.
(h)	Includes interest expense, which was 0.053% for the year ended December 31, 2024.
(i)	Includes interest expense, which was 0.058% for the year ended December 31, 2023.
(j)	Includes interest expense, which was 0.006% for the year ended December 31, 2022.
(k)	Amount rounds to less than $0.005.

SEE NOTES TO FINANCIAL STATEMENTS.

682	SIX CIRCLES TRUST	JUNE 30, 2026

	Ratios/Supplemental data
			Ratios to average net assets (a)
Net asset value, end of period	Total return (c)(d)	Net assets, end of period (000’s)	Net expenses with interest expense (e)		Net expenses, without interest expense	Net investment income (loss)	Expenses without waivers and reimbursements	Portfolio turnover rate (c)

$8.40	1.17%	$18,450,266	0.11	%(f)	0.09%	3.13%	0.31%	62.48%
8.43	3.88	16,344,135	0.13	(g)	0.10	3.08	0.33	158.83
8.48	3.95	13,625,208	0.16	(h)	0.11	3.29	0.35	189.59
8.48	8.02	10,193,090	0.18	(i)	0.12	3.21	0.36	167.69
8.10	(8.84)	7,909,895	0.12	(j)	0.12	1.60	0.31	227.27
9.87	(0.74)	7,804,063	0.11		0.11	0.86	0.30	308.56

SEE NOTES TO FINANCIAL STATEMENTS.

JUNE 30, 2026	SIX CIRCLES TRUST	683

FINANCIAL HIGHLIGHTS

FOR THE PERIODS INDICATED (continued)

	Per share operating performance:
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss) (b)	Net realized and unrealized gains (losses) on investments and foreign currency transactions	Total from investment operations	Net investment income	Net realized gain		Total distributions

Six Circles Tax Aware Bond Fund
Six Months Ended June 30, 2026 (Unaudited)	$9.81	$0.18	$0.03	$0.21	$(0.17)	$—		$(0.17)
Year Ended December 31, 2025	9.76	0.35	0.04	0.39	(0.34)	—		(0.34)
Year Ended December 31, 2024	9.85	0.32	(0.09)	0.23	(0.32)	—		(0.32)
Year Ended December 31, 2023	9.52	0.27	0.33	0.60	(0.27)	—		(0.27)
Year Ended December 31, 2022	10.46	0.17	(0.94)	(0.77)	(0.17)	—		(0.17)
Year Ended December 31, 2021	10.45	0.11	0.01	0.12	(0.11)	—	(f)	(0.11)

(a)	Certain expenses incurred by the Fund were not annualized for the period.
(b)	Calculated based upon average shares outstanding.
(c)	Not annualized for periods less than one year.
(d)

Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(e)	Includes interest expense, if applicable, which is less than 0.005% unless otherwise noted.
(f)	Amount rounds to less than $0.005.

SEE NOTES TO FINANCIAL STATEMENTS.

684	SIX CIRCLES TRUST	JUNE 30, 2026

	Ratios/Supplemental data
			Ratios to average net assets (a)
Net asset value, end of period	Total return (c)(d)	Net assets, end of period (000’s)	Net expenses with interest expense (e)	Net expenses, without interest expense	Net investment income (loss)	Expenses without waivers and reimbursements	Portfolio turnover rate (c)

$9.85	2.19%	$18,101,854	0.12%	0.12%	3.60%	0.27%	7.59%
9.81	4.13	14,386,304	0.13	0.13	3.57	0.27	17.57
9.76	2.37	11,582,272	0.13	0.13	3.30	0.27	12.29
9.85	6.37	8,065,630	0.14	0.14	2.79	0.28	12.31
9.52	(7.41)	5,860,578	0.14	0.14	1.71	0.28	49.51
10.46	1.15	6,392,319	0.13	0.13	1.04	0.28	13.54

SEE NOTES TO FINANCIAL STATEMENTS.

JUNE 30, 2026	SIX CIRCLES TRUST	685

CONSOLIDATED FINANCIAL HIGHLIGHTS†

FOR THE PERIODS INDICATED (continued)

	Per share operating performance:
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss) (b)	Net realized and unrealized gains (losses) on investments and foreign currency transactions	Total from investment operations	Net investment income	Net realized gain	Total distributions

Six Circles Credit Opportunities Fund†
Six Months Ended June 30, 2026 (Unaudited)	$9.06	$0.28	$(0.05)	$0.23	$(0.28)	$—	$(0.28)
Year Ended December 31, 2025	8.88	0.60	0.20	0.80	(0.62)	—	(0.62)
Year Ended December 31, 2024	8.76	0.62	0.12	0.74	(0.62)	—	(0.62)
Year Ended December 31, 2023	8.69	0.70	0.09	0.79	(0.72)	—	(0.72)
Year Ended December 31, 2022	10.28	0.58	(1.61)	(1.03)	(0.56)	—	(0.56)
Year Ended December 31, 2021	10.29	0.34	0.01 (f)	0.35	(0.35)	(0.01)	(0.36)

†	Consolidated for years ended December 31, 2023, December 31, 2024 and December 31, 2025.
(a)	Certain expenses incurred by the Fund were not annualized for the period.
(b)	Calculated based upon average shares outstanding.
(c)	Not annualized for periods less than one year.
(d)

Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(e)	Includes interest expense, if applicable, which is less than 0.005% unless otherwise noted.
(f)

Calculation of the net realized and unrealized gains (losses) per share do not correlate with the Fund’s net realized and unrealized gains (losses) presented on the Statements of Operations due to the timing of capital transactions in relation to the fluctuating market values of the Fund’s investments.

SEE NOTES TO FINANCIAL STATEMENTS.

686	SIX CIRCLES TRUST	JUNE 30, 2026

	Ratios/Supplemental data
			Ratios to average net assets (a)
Net asset value, end of period	Total return (c)(d)	Net assets, end of period (000’s)	Net expenses with interest expense (e)	Net expenses, without interest expense	Net investment income (loss)	Expenses without waivers and reimbursements	Portfolio turnover rate (c)

$9.01	2.56%	$5,550,000	0.27%	0.27%	6.19%	0.81%	24.97%
9.06	9.33	5,064,809	0.25	0.25	6.70	0.79	69.13
8.88	8.65	8,384,334	0.26	0.26	6.91	0.79	68.92
8.76	9.56	3,371,686	0.29	0.29	8.08	0.79	51.47
8.69	(10.02)	4,461,834	0.29	0.29	6.45	0.80	123.84
10.28	3.42	3,579,429	0.25	0.25	3.26	0.81	51.33

SEE NOTES TO FINANCIAL STATEMENTS.

JUNE 30, 2026	SIX CIRCLES TRUST	687

CONSOLIDATED FINANCIAL HIGHLIGHTS

FOR THE PERIODS INDICATED (continued)

	Per share operating performance:
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss) (b)	Net realized and unrealized gains (losses) on investments and foreign currency transactions	Total from investment operations	Net investment income	Net realized gain	Total distributions

Six Circles Multi-Strategy Fund
Six Months Ended June 30, 2026 (Unaudited)	$10.12	$0.29	$0.19	$0.48	$—	$—	$—
Year Ended December 31, 2025	10.02	0.55	0.09	0.64	(0.44)	(0.10)	(0.54)
Period Ended December 31, 2024*	10.00	0.13	(0.02)	0.11	(0.09)	—	(0.09)

*	Six Circles Multi-Strategy Fund was launched on September 18, 2024.
(a)	Certain expenses incurred by the Fund were not annualized for the period.
(b)	Calculated based upon average shares outstanding.
(c)	Not annualized for periods less than one year.
(d)

Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(e)	Includes interest expense, which was 0.106% for the period ended June 30, 2026.
(f)	Includes interest expense, which was 0.092% for the year ended December 31, 2025.
(g)	Includes interest expense, which was 0.013% for the year ended December 31, 2024.

SEE NOTES TO FINANCIAL STATEMENTS.

688	SIX CIRCLES TRUST	JUNE 30, 2026

	Ratios/Supplemental data
			Ratios to average net assets (a)
Net asset value, end of period	Total return (c)(d)	Net assets, end of period (000’s)	Net expenses with interest expense		Net expenses, without interest expense	Net investment income (loss)	Expenses without waivers and reimbursements	Portfolio turnover rate (c)

$10.60	4.74%	$2,274,808	1.00	%(e)	0.89%	5.79%	1.66%	390.87%
10.12	6.38	1,583,978	0.92	(f)	0.83	5.39	1.68	652.39
10.02	1.10	808,882	0.69	(g)	0.68	4.69	1.45	162.07

SEE NOTES TO FINANCIAL STATEMENTS.

JUNE 30, 2026	SIX CIRCLES TRUST	689

NOTES TO FINANCIAL STATEMENTS

AS OF JUNE 30, 2026 (Unaudited)

1. Organization

Six Circles Trust (the “Trust”) was formed on November 8, 2017, as a Delaware statutory trust, pursuant to a Declaration of Trust dated November 8, 2017, as amended and restated June 12, 2018, and further amended to add fund series on September 21, 2018, November 19, 2019, April 13, 2020, and March 20, 2024, and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are eight separate series of the Trust (each, a “Fund” and collectively, the “Funds”) covered by this report. Each Fund currently offers one class of shares.

Fund	Commencement of Operations	Diversification Status
Six Circles Ultra Short Duration Fund	July 9, 2018	Diversified
Six Circles Tax Aware Intermediate Duration Fund*	July 9, 2018	Diversified
Six Circles U.S. Unconstrained Equity Fund	July 9, 2018	Non-Diversified
Six Circles International Unconstrained Equity Fund	July 9, 2018	Non-Diversified
Six Circles Global Bond Fund	May 19, 2020	Non-Diversified
Six Circles Tax Aware Bond Fund	May 19, 2020	Diversified
Six Circles Credit Opportunities Fund	August 19, 2020	Diversified
Six Circles Multi-Strategy Fund	September 18, 2024	Non-Diversified

*	Formerly Six Circles Tax Aware Ultra Short Duration Fund, which changed its name, investment objective and main investment strategy effective May 1, 2026.

The investment objective of the Six Circles Ultra Short Duration Fund is to generate current income consistent with capital preservation.

The investment objective of the Six Circles U.S. Unconstrained Equity Fund and the Six Circles International Unconstrained Equity Fund is to provide capital appreciation.

The investment objective of the Six Circles Global Bond Fund and the Six Circles Credit Opportunities Fund is to provide total return.

The investment objective of the Six Circles Tax Aware Bond Fund and the Six Circles Tax Aware Intermediate Duration Fund is to provide after-tax total return.

The investment objective of the Six Circles Multi-Strategy Fund is to provide long-term capital appreciation.

J.P. Morgan Private Investments Inc. (“JPMPI”), an indirect, wholly-owned subsidiary of JPMorgan Chase & Co. (“JPMorgan”), acts as the Funds’ investment adviser (the “Adviser”). The Adviser has engaged certain Sub-Advisers (as defined below) to manage the assets of the Funds.

Effective November 8, 2023, the Six Circles Credit Opportunities Fund launched the Six Circles Credit Opportunities Fund (Cayman) Ltd., a wholly-owned subsidiary of the Fund organized under the laws of the Cayman Islands. The subsidiary is advised by JPMPI and sub-advised by Pacific Investment Management Company LLC (“PIMCO”).

Effective October 8, 2024, the Six Circles Multi-Strategy Fund launched the Six Circles Multi-Strategy Sub-Fund I Ltd. and the Six Circles Multi-Strategy Sub-Fund II Ltd., both which are wholly-owned subsidiaries of the Six Circles Multi-Strategy Fund and organized under the laws of the Cayman Islands. The subsidiaries are advised by JPMPI and sub-advised by Dynamic Beta Investments LLC (“DBi”), and AHL Partners LLP (“AHL”), respectively.

Effective September 12, 2025, the Six Circles Multi-Strategy Fund launched the Six Circles Multi-Strategy Sub-Fund III Ltd., a wholly-owned subsidiary of the Six Circles Multi-Strategy Fund and organized under the laws of the Cayman Islands. The subsidiary is advised by JPMPI and sub-advised by Capital Fund Management S.A. (“CFM”).

2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements. The Funds are investment companies and, accordingly, follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 — Investment Companies, which is part of U.S. generally accepted accounting principles (“GAAP”). The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Basis of Consolidation

The subsidiaries’ investments, as well as any other assets and liabilities of the subsidiaries, where applicable, are reflected in the Six Circles Credit Opportunities Fund and the Six Circles Multi-Strategy Fund’s financial statements and footnotes. All intercompany accounts and transactions have been eliminated in consolidation.

A. Valuation of Investments — The valuation of investments is in accordance with GAAP and the Funds’ valuation policies set forth by and under the supervision and responsibility of the Board of Trustees (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at unadjusted quoted prices and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

690	SIX CIRCLES TRUST	JUNE 30, 2026

The Board has designated the Adviser as the Valuation Designee, and the Adviser uses the Six Circles Funds Valuation Committee (“VC”), comprised of officers of the Funds and other personnel of the Adviser, to assist the Board with the oversight and monitoring of the valuation of the Funds’ investments with respect to Rule 2a-5 under the 1940 Act. The VC oversees and carries out policies and procedures for the valuation of investments held by the Funds. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events and pricing vendor due diligence. The VC, through the Adviser, is responsible for assessing the potential impacts to the fair values on an ongoing basis, and discussing this on at least a quarterly basis with the Board.

A market-based approach is primarily used to value the Funds’ investments for which market quotations are readily available and which are generally valued at their current market value. Other securities and assets, including securities for which market quotations are not readily available; securities for which market quotations are determined not to be reliable; or, securities in which their value has been materially affected by events occurring after the close of trading on the exchange or market on which the security is principally traded but before a Fund’s net asset value (“NAV”) is calculated, may be valued at fair value in accordance with policies and procedures adopted by the Board. The valuation may include related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information for the investment in order to determine the fair value of the investment. An income-based valuation approach may be used in which the anticipated future cash flows of the investment are discounted to calculate the fair value. Discounts may be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may be based on current market prices of securities that are comparable in coupon, rating, maturity and industry. It is possible that the estimated values may differ significantly from the values that would have been used, had a ready market for the investments existed, and such differences could be material.

Equity securities listed on a North American, Central American, South American or Caribbean (“Americas”) securities exchange are generally valued at the last sale price or official market closing price on the primary exchange on which the security is principally traded that is reported before the time when the NAV of the Funds are calculated on a valuation date. The Funds calculate their NAV as of 4 p.m. Eastern time each day the New York Stock Exchange (NYSE) is open for trading.

Foreign equity securities are valued as of the close of trading on the stock exchange on which the security is primarily traded, or as of 4 p.m. Eastern time. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at 4 p.m. Eastern time on the day that the value of the security is determined. Generally foreign equity securities, as well as certain derivatives with equity reference obligations, are valued by applying international fair value factors provided by approved pricing services. The factors seek to adjust the local closing price for movements of local markets post-closing, but prior to the time the NAVs are calculated. The fair valued securities are converted at the exchange rates available at 4 p.m. Eastern time.

Fixed income securities are valued based on prices received from pricing services. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, pricing services may consider a variety of inputs and factors, including, but not limited to proprietary models that may take into account market transactions in securities with comparable characteristics, yield curves, option-adjusted spreads, credit spreads, estimated default rates, coupon rates, underlying collateral and estimated cash flows. Pricing services generally value fixed-income securities assuming orderly transactions of an institutional round lot size, but a fund may hold or transact in such securities in smaller, odd lot sizes. Odd lots may trade at lower prices than institutional round lots.

Shares of exchange-traded funds (“ETFs”) are generally valued at the last sale price on the exchange on which the ETF is principally traded. Shares of open-end investment companies are valued at their respective NAVs.

Exchange-traded futures contracts and options are generally valued on the basis of available market quotations. Swaps, forward foreign currency exchange contracts and over the counter options are valued utilizing market quotations from approved pricing services.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Funds’ investments are summarized into the three broad levels listed below.

•	Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.
•

Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Funds’ assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

JUNE 30, 2026	SIX CIRCLES TRUST	691

NOTES TO FINANCIAL STATEMENTS

AS OF JUNE 30, 2026 (Unaudited) (continued)

The following tables represent each valuation input as presented on the Schedules of Portfolio Investments (“SOIs”) (amounts in thousands):

Six Circles Ultra Short Duration Fund

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Debt Securities
Asset-Backed Securities
Credit Card ABS	$—	$13,757	$—	$13,757
Automobile ABS	—	74,404	—	74,404
Other ABS	—	13,400	—	13,400
Student Loan ABS	—	11,240	—	11,240

Total Asset-Backed Securities	—	112,801	—	112,801

Certificates of Deposit
Financial	—	902	—	902
Collateralized Mortgage Obligations
WL Collateral CMO	—	23,145	—	23,145
Agency Collateral CMO	—	46,671	—	46,671
Agency Collateral PAC CMO	—	683	—	683

Total Collateralized Mortgage Obligations	—	70,499	—	70,499

Commercial Mortgage-Backed Securities
Commercial MBS	—	19,769	—	19,769
Corporate Bonds
Basic Materials	—	14,008	—	14,008
Communications	—	37,557	—	37,557
Consumer Cyclical	—	29,417	—	29,417
Consumer Non-cyclical	—	60,364	—	60,364
Energy	—	33,130	—	33,130
Financial	—	251,373	—	251,373
Industrial	—	24,418	—	24,418
Technology	—	38,043	—	38,043
Utilities	—	76,031	—	76,031

Total Corporate Bonds	—	564,341	—	564,341

Foreign Government Securities
Diversified Financial Services	—	3,003	—	3,003
Sovereign	—	4,710	—	4,710

Total Foreign Government Securities	—	7,713	—	7,713

Mortgage-Backed Security
UMBS Collateral	—	12,135	—	12,135
U.S. Government Agency Securities
Sovereign	—	1,495	—	1,495
U.S. Treasury Obligation
Sovereign	—	1,361	—	1,361
Short-Term Investments
Certificates of Deposit	—	67,159	—	67,159
Commercial Papers	—	22,720	—	22,720
Foreign Government Securities	—	24,619	—	24,619
Time Deposits	—	4,396	—	4,396
U.S. Treasury Obligations	—	202,891	—	202,891

Total Short-Term Investments	—	321,785	—	321,785

Total Investments in Securities	$—	$1,112,801	$—	$1,112,801

Appreciation in Other Financial Instruments
Futures contracts	$363	$—	$—	$363
Forward Foreign Currency Exchange contracts	—	1,922	—	1,922
Centrally Cleared Interest Rate Swap contract	—	413	—	413

Total Appreciation in Other Financial Instruments	$363	$2,335	$—	$2,698

692	SIX CIRCLES TRUST	JUNE 30, 2026

Six Circles Ultra Short Duration Fund (Continued)

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Depreciation in Other Financial Instruments
Futures contracts	$(519)	$—	$—	$(519)
Forward Foreign Currency Exchange contracts	—	(107)	—	(107)
Centrally Cleared Interest Rate Swap contracts	—	(127)	—	(127)

Total Depreciation in Other Financial Instruments	$(519)	$(234)	$—	$(753)

Six Circles Tax Aware Intermediate Duration Fund*

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Debt Securities
Municipal Bonds	$—	$1,973,460	$—	$1,973,460
U.S. Treasury Obligation
Sovereign	—	33,910	—	33,910
Short-Term Investments
Municipal Bond	—	906	—	906
Time Deposits	—	975	—	975
U.S. Treasury Obligations	—	128,527	—	128,527

Total Short-Term Investments	—	130,408	—	130,408

Total Investments in Securities	$—	$2,137,778	$—	$2,137,778

*	Formerly Six Circles Tax Aware Ultra Short Duration Fund, which changed its name, investment objective and main investment strategy effective May 1, 2026.

Six Circles U.S. Unconstrained Equity Fund

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs		Total
Investments in Securities
Common Stocks
Basic Materials	$154,679	$—	$—		$154,679
Communications	6,508,618	—	—		6,508,618
Consumer Cyclical	2,060,730	—	—		2,060,730
Consumer Non-cyclical	4,489,027	—	—		4,489,027
Energy	1,294,296	—	—		1,294,296
Financial	4,163,861	—	—	(a)	4,163,861
Industrial	3,278,070	—	—		3,278,070
Technology	12,527,814	—	—		12,527,814
Utilities	1,130,164	—	—		1,130,164

Total Common Stocks	35,607,259	—	—	(a)	35,607,259

Short-Term Investments
Time Deposits	—	156,368	—		156,368

Total Investments in Securities	$35,607,259	$156,368	$—	(a)	$35,763,627

Appreciation in Other Financial Instruments
Future contract	$1,139	$—	$—		$1,139

(a)	Amount rounds to less than $500.

JUNE 30, 2026	SIX CIRCLES TRUST	693

NOTES TO FINANCIAL STATEMENTS

AS OF JUNE 30, 2026 (Unaudited) (continued)

Six Circles International Unconstrained Equity Fund

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Common Stocks
Austria	$—	$109,037	$—	$109,037
Belgium	—	272,159	—	272,159
Canada	535,289	—	—	535,289
Chile	—	10,774	—	10,774
Czech Republic	3,184	—	—	3,184
Denmark	35,878	417,837	—	453,715
Finland	—	252,074	—	252,074
France	—	2,332,729	—	2,332,729
Germany	—	3,277,303	—	3,277,303
Hong Kong	—	233,121	—	233,121
Ireland	27,137	136,028	—	163,165
Italy	7,690	847,354	—	855,044
Japan	2,171	1,128,514	—	1,130,685
Luxembourg	9,390	33,183	—	42,573
Mexico	—	4,334	—	4,334
Netherlands	40,091	1,877,642	—	1,917,733
Norway	24,512	114,045	—	138,557
Poland	—	5,522	—	5,522
Portugal	—	45,109	—	45,109
South Korea	—	126,608	—	126,608
Spain	—	966,197	—	966,197
Sweden	75,981	728,087	—	804,068
Switzerland	19,604	2,763,768	—	2,783,372
Taiwan	—	557,675	—	557,675
United Kingdom	48,455	4,361,429	—	4,409,884
United States	10,757	25,140	—	35,897

Total Common Stocks	840,139	20,625,669	—	21,465,808

Preferred Stocks
Germany	—	16,691	—	16,691
Right
Spain	425	—	—	425
Short-Term Investments
Time Deposits	—	84,984	—	84,984

Total Investments in Securities	$840,564	$20,727,344	$—	$21,567,908

Appreciation in Other Financial Instruments
Future contract	$639	$—	$—	$639

Six Circles Global Bond Fund

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Debt Securities
Asset-Backed Securities
Automobile ABS	$—	$19,629	$—	$19,629
Home Equity ABS	—	1,604	—	1,604
Other ABS	—	56,351	—	56,351

Total Asset-Backed Securities	—	77,584	—	77,584

Collateralized Mortgage Obligations
Agency Collateral CMO	—	281,414	—
Agency Collateral PAC CMO	—	5,226	—	5,226

694	SIX CIRCLES TRUST	JUNE 30, 2026

Six Circles Global Bond Fund (Continued)

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Agency Collateral Supp CMO	$—	$54	$—	$54
WL Collateral CMO	—	61,456	—	61,456

Total Collateralized Mortgage Obligations	—	348,150	—	348,150

Commercial Mortgage-Backed Securities
Commercial MBS	—	53,495	—	53,495
Corporate Bonds
Basic Materials	—	64,686	—	64,686
Communications	—	143,493	—	143,493
Consumer Cyclical	—	137,574	15,647	153,221
Consumer Non-cyclical	—	280,602	—	280,602
Energy	—	117,944	—	117,944
Financial	—	1,210,892	—	1,210,892
Government	—	95,979	—	95,979
Industrial	—	195,726	—	195,726
Technology	—	62,495	—	62,495
Utilities	—	235,859	—	235,859

Total Corporate Bonds	—	2,545,250	15,647	2,560,897

Foreign Government Securities
Banks	—	965,620	—	965,620
Commercial Services	—	7,911	—	7,911
Diversified Financial Services	—	11,835	—	11,835
Electric	—	5,360	—	5,360
Multi-National	—	17,414	—	17,414
Municipal	—	41,000	—	41,000
Oil & Gas	—	371	—	371
Pipelines	—	3,841	—	3,841
Regional (State/Province)	—	358,294	—	358,294
Sovereign	—	9,618,344	—	9,618,344
Transportation	—	21,823	—	21,823

Total Foreign Government Securities	—	11,051,813	—	11,051,813

Mortgage-Backed Securities
FHLMC Collateral	—	13,226	—	13,226
FGLMC Collateral	—	9,255	—	9,255
FNMA Collateral	—	189,722	—	189,722
GNMA Collateral	—	2,316	—	2,316
GNMA II Collateral	—	528,105	—	528,105
UMBS Collateral	—	1,840,601	—	1,840,601

Total Mortgage-Backed Securities	—	2,583,225	—	2,583,225

Municipal Bonds	—	6,685	—	6,685
U.S. Government Agency Securities
Sovereign	—	18,753	—	18,753
U.S. Treasury Obligations
Sovereign	—	2,501,305	—	2,501,305
Short-Term Investments
Repurchase Agreement	—	10,600	—	10,600
Time Deposits	—	134,703	—	134,703
U.S. Government Agency Security	—	15,978	—	15,978
U.S. Treasury Obligations	—	96,655	—	96,655

Total Short-Term Investments	—	257,936	—	257,936

Total Investments in Securities	$—	$19,444,196	$15,647	$19,459,843

JUNE 30, 2026	SIX CIRCLES TRUST	695

NOTES TO FINANCIAL STATEMENTS

AS OF JUNE 30, 2026 (Unaudited) (continued)

Six Circles Global Bond Fund (Continued)

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Liabilities
Debt Securities
Mortgage-Backed Securities
GNMA II Collateral	$—	$12,462	$—	$12,462
UMBS Collateral	—	173,626	—	173,626

Total Mortgage-Backed Securities	—	186,088	—	186,088

Appreciation in Other Financial Instruments
Futures contracts	1,720	—	—	1,720
Forward Foreign Currency Exchange contracts	—	248,868	—	248,868
OTC Interest Rate Swap contracts	—	50	—	50
Centrally Cleared Interest Rate Swap contracts	—	6,257	—	6,257
Purchased Interest Rate Swaption contracts
Purchased Call Interest Rate Swaption contracts	—	3,325	—	3,325
Purchased Put Interest Rate Swaption contracts	—	2,984	—	2,984

Total Purchased Interest Rate Swaption contracts	—	6,309	—	6,309

Total Appreciation in Other Financial Instruments	$1,720	$261,484	$—	$263,204

Depreciation in Other Financial Instruments
Futures contracts	$(1,134)	$—	$—	$(1,134)
Forward Foreign Currency Exchange contracts	—	(32,125)	—	(32,125)
OTC Interest Rate Swap contracts	—	(86)	—	(86)
Centrally Cleared Interest Rate Swap contracts	—	(7,259)	—	(7,259)
Written Option contracts
Written Call Option contracts	—	(93)	—	(93)
Written Put Option contracts	—	(11)	—	(11)

Total Written Option contracts	—	(104)	—	(104)

Written Interest Rate Swaption contracts
Written Call Interest Rate Swaption contracts	—	— (a)	—	— (a)
Written Put Interest Rate Swaption contracts	—	(262)	—	(262)

Total Written Interest Rate Swaption contracts	—	(262)	—	(262)

Total Depreciation in Other Financial Instruments	$(1,134)	$(39,836)	$—	$(40,970)

(a)	Amount rounds to less than $500.

Six Circles Tax Aware Bond Fund

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs		Total
Investments in Securities
Debt Securities
Commercial Mortgage-Backed Securities
Commercial MBS	$—	$76,653	$—		$76,653
Municipal Bonds	—	17,453,777	—		17,453,777
Warrant
Industrial	—	—	—	(a)	—	(a)
Short-Term Investments
Municipal Bonds	—	74,740	—		74,740
Time Deposits	—	518,517	—		518,517

Total Short-Term Investments	—	593,257	—		593,257

Total Investments in Securities	$—	$18,123,687	$—	(a)	$18,123,687

(a)	Amount rounds to less than $500.

696	SIX CIRCLES TRUST	JUNE 30, 2026

Six Circles Credit Opportunities Fund

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs		Total
Investments in Securities
Debt Securities
Asset-Backed Securities
Automobile ABS	$—	$35,403	$—		$35,403
Credit Card ABS	—	1,637	—		1,637
Other ABS	—	95,519	—		95,519
Student Loan ABS	—	215	—		215

Total Asset-Backed Securities	—	132,774	—		132,774

Collateralized Mortgage Obligations
Other Mortgage Security	—	2,050	—		2,050
WL Collateral CMO	—	11,548	—		11,548

Total Collateralized Mortgage Obligations	—	13,598	—		13,598

Commercial Mortgage-Backed Securities
Commercial MBS	—	44,432	—		44,432
Convertible Bonds
Communications	—	427	—		427
Consumer Cyclical	—	805	—		805
Consumer Non-cyclical	—	26	—		26
Financial	—	822	—		822
Industrial	—	251	—		251
Technology	—	505	—		505

Total Convertible Bonds	—	2,836	—		2,836

Corporate Bonds
Basic Materials	—	172,560	—		172,560
Communications	—	705,050	6		705,056
Consumer Cyclical	—	622,312	—		622,312
Consumer Non-cyclical	—	585,372	—		585,372
Diversified	—	8,643	—		8,643
Energy	—	397,271	606		397,877
Financial	—	704,015	6,100		710,115
Government	—	1,201	—		1,201
Industrial	—	307,666	—		307,666
Technology	—	154,982	—		154,982
Utilities	—	239,350	—		239,350

Total Corporate Bonds	—	3,898,422	6,712		3,905,134

Foreign Government Securities
Banks	—	18,206	—		18,206
Municipal	—	611	—		611
Oil & Gas	—	1,712	—		1,712
Regional (State/Province)	—	477	—		477
Sovereign	—	903,336	—		903,336

Total Foreign Government Securities	—	924,342	—		924,342

Mortgage-Backed Securities
FHLMC Collateral	—	10,031	—		10,031
FNMA Collateral	—	10,495	—		10,495
GNMA II Collateral	—	1,011	—		1,011

Total Mortgage-Backed Securities	—	21,537	—		21,537

U.S. Treasury Obligations
Sovereign	—	66,663	—		66,663
Common Stocks
Basic Materials	—	—	35		35
Communications	—	18,052	—	(a)	18,052
Consumer Non-cyclical	—	6,682	27		6,709

JUNE 30, 2026	SIX CIRCLES TRUST	697

NOTES TO FINANCIAL STATEMENTS

AS OF JUNE 30, 2026 (Unaudited) (continued)

Six Circles Credit Opportunities Fund (Continued)

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs		Total
Financial	$—	$—	$—	(b)	$—
Industrial	—	4	53		57
Utilities	—	1,584	12		1,596

Total Common Stocks	—	26,322	127		26,449

Preferred Stocks
Communications	—	—	735		735
Consumer Cyclical	—	—	6,467		6,467
Industrial	—	371	328		699

Total Preferred Stocks	—	371	7,530		7,901

Loan Assignments
Basic Materials	—	8,887	—		8,887
Communications	—	28,401	—		28,401
Consumer Cyclical	—	19,317	1,649		20,966
Consumer Non-cyclical	—	32,837	—		32,837
Diversified	—	73	—		73
Energy	—	270	—		270
Financial	—	12,905	2,400		15,305
Government	—	—	4,554		4,554
Industrial	—	12,341	214		12,555
Technology	—	24,542	—		24,542
Utilities	—	1,879	—		1,879

Total Loan Assignments	—	141,452	8,817		150,269

Warrants
Industrial	—	—	2		2
Short-Term Investments
Commercial Paper	—	522	—		522
Corporate Bonds	—	2,846	—		2,846
Foreign Government Security	—	7,872	—		7,872
Time Deposits	—	126,757	—		126,757
U.S. Government Agency Securities	—	17,706	—		17,706
U.S. Treasury Obligations	—	18,027	—		18,027

Total Short-Term Investments	—	173,730	—		173,730

Total Investments in Securities	$—	$5,446,479	$23,189		$5,469,667

Appreciation in Other Financial Instruments
Futures contracts	$1,867	$—	$—		$1,867
Forward Foreign Currency Exchange contracts	—	45,848	—		45,848
Centrally Cleared Interest Rate Swap contracts	—	2,859	—		2,859
OTC Credit Default Swap contracts	—	2,410	—		2,410
Centrally Cleared Credit Default Swap contracts	—	5,890	—		5,890

Total Appreciation in Other Financial Instruments	$1,867	$57,007	$—		$58,874

Depreciation in Other Financial Instruments
Futures contracts	$(1,353)	$—	$—		$(1,353)
Forward Foreign Currency Exchange contracts	—	(1,925)	—		(1,925)
Centrally Cleared Interest Rate Swap contracts	—	(8,307)	—		(8,307)
OTC Credit Default Swap contracts	—	(408)	—		(408)
Centrally Cleared Credit Default Swap contracts	—	(314)	—		(314)

Total Depreciation in Other Financial Instruments	$(1,353)	$(10,954)	$—		$(12,307)

(a)	Amount rounds to less than $500.
(b)	Value is zero

698	SIX CIRCLES TRUST	JUNE 30, 2026

Six Circles Multi-Strategy Fund

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Debt Securities
Asset-Backed Securities
Automobile ABS	$—	$15,295	$—	$15,295
Home Equity ABS	—	79,447	—	79,447
Other ABS	—	83,526	—	83,526
Student Loan ABS	—	19,617	—	19,617

Total Asset-Backed Securities	—	197,885	—	197,885

Collateralized Mortgage Obligations
Agency Collateral CMO	—	217,256	—	217,256
Agency Collateral PAC CMO	—	6,383	—	6,383
WL Collateral CMO	—	237,585	—	237,585

Total Collateralized Mortgage Obligations	—	461,224	—	461,224

Commercial Mortgage-Backed Securities
Commercial MBS	—	57,115	—	57,115
Convertible Bond
Communications	—	354	—	354
Corporate Bonds
Basic Materials	—	774	—	774
Communications	—	11,112	—	11,112
Consumer Cyclical	—	3,065	—	3,065
Consumer Non-cyclical	—	1,805	—	1,805
Energy	—	1,195	—	1,195
Financial	—	2,628	—	2,628
Industrial	—	363	—	363
Technology	—	851	—	851
Utilities	—	873	—	873

Total Corporate Bonds	—	22,666	—	22,666

Mortgage-Backed Securities
FHLMC Collateral	—	709	—	709
FNMA Collateral	—	40,011	—	40,011
GNMA Collateral	—	759	—	759
GNMA II Collateral	—	90,758	—	90,758
UMBS Collateral	—	612,413	—	612,413

Total Mortgage-Backed Securities	—	744,650	—	744,650

U.S. Treasury Obligations
Sovereign	—	396	—	396
Preferred Stocks
Financial	—	—	705	705
Loan Assignments
Basic Materials	—	1,961	—	1,961
Communications	—	24,172	—	24,172
Consumer Cyclical	—	20,887	—	20,887
Consumer Non-cyclical	—	34,657	—	34,657
Energy	—	2,811	—	2,811
Financial	—	42,568	—	42,568
Industrial	—	30,489	1,566	32,055
Technology	—	34,521	—	34,521
Utilities	—	5,347	—	5,347

Total Loan Assignments	—	197,413	1,566	198,979

JUNE 30, 2026	SIX CIRCLES TRUST	699

NOTES TO FINANCIAL STATEMENTS

AS OF JUNE 30, 2026 (Unaudited) (continued)

Six Circles Multi-Strategy Fund (Continued)

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Short-Term Investments
Repurchase Agreement	$—	$5,600	$—	$5,600
Time Deposits	—	175,539	—	175,539
U.S. Treasury Obligations	—	973,945	—	973,945

Total Short-Term Investments	—	1,155,084	—	1,155,084

Total Investments in Securities	$—	$2,836,787	$2,271	$2,839,058

Liabilities
Debt Securities
Mortgage-Backed Securities
GNMA II Collateral	$—	$5,933	$—	$5,933
UMBS Collateral	—	188,810	—	188,810

Total Mortgage-Backed Securities	—	194,743	—	194,743

Appreciation in Other Financial Instruments
Futures contracts	$18,771	$—	$—	$18,771
Forward Foreign Currency Exchange contracts	—	259	—	259
Centrally Cleared Interest Rate Swap contracts	—	1,446	—	1,446
Centrally Cleared Credit Default Swap contracts	—	379	—	379
OTC Total Return Swap contracts	—	3,832	—	3,832
Purchased Interest Rate Swaption contracts
Purchased Call Interest Rate Swaption contracts	—	1,041	—	1,041
Purchased Put Interest Rate Swaption contracts	—	810	—	810

Total Purchased Interest Rate Swaption contracts	—	1,851	—	1,851

Total Appreciation in Other Financial Instruments	$18,771	$7,767	$—	$26,538

Depreciation in Other Financial Instruments
Futures contracts	$(13,110)	$—	$—	$(13,110)
Forward Foreign Currency Exchange contracts	—	(73)	—	(73)
Centrally Cleared Interest Rate Swap contracts	—	(237)	—	(237)
OTC Total Return Swap contracts	—	(11,288)	—	(11,288)
Written Option contracts
Written Call Option contracts	—	(17)	—	(17)
Written Put Option contracts	—	(6)	—	(6)

Total Written Option contracts	—	(23)	—	(23)

Written Interest Rate Swaption contracts
Written Call Interest Rate Swaption contracts	—	— (a)	—	— (a)
Written Put Interest Rate Swaption contracts	—	(237)	—	(237)

Total Written Interest Rate Swaption contracts	—	(237)	—	(237)

Total Depreciation in Other Financial Instruments	$(13,110)	$(11,858)	$—	$(24,968)

(a)	Amount rounds to less than $500.

There were no significant transfers into or out of level 3 for the period ended June 30, 2026 for the Funds.

B. Restricted Securities — Certain securities held by the Funds may be subject to legal or contractual restrictions on resale. Restricted securities generally are resold in transactions exempt from registration under the Securities Act of 1933 (the “Securities Act”). Disposal of these securities may involve time-consuming negotiations and expense. Prompt sale at the current valuation may be difficult and could adversely affect the NAV of the Funds.

C. When-Issued Securities, Delayed Delivery Securities and Forward Commitments — The Funds may purchase when-issued securities, including To Be Announced (“TBA”) securities, and enter into contracts to purchase or sell securities for a fixed price that may be settled a month or more after the trade date, or purchase delayed delivery securities which generally settle seven days after the trade date. When-issued securities are securities that have been authorized, but not issued in the market. A forward commitment involves entering into a contract to purchase or sell securities for a fixed price at a future date that may be settled a month or more after the trade date. A delayed delivery security is agreed upon in advance between the buyer and the seller of the security and is generally delivered beyond seven days of the agreed upon date. The purchase of securities on a when-issued, delayed delivery or forward commitment basis involves the risk that the value of the security to be purchased declines before the

700	SIX CIRCLES TRUST	JUNE 30, 2026

settlement date. The sale of securities on a forward commitment basis involves the risk that the value of the securities sold may increase before the settlement date. The Funds may be exposed to credit risk if the counterparty fails to perform under the terms of the transaction. Interest income for securities purchased on a when-issued, delayed delivery or forward commitment basis is not accrued until the settlement date. Rollover strategies can be employed by the Funds which involves extending the expiration or maturity of a position, such as a TBA security on an underlying asset, by closing out the position before expiration and starting a new position with a comparable underlying asset that has a later expiration date.

The Funds may be required to post or receive collateral for delayed delivery securities in the form of cash or securities under a Master Securities Forward Transaction Agreement with the counterparties (each, an “MSFTA”). The collateral requirements are generally calculated by netting the mark-to-market amount for a Fund’s transactions under the MSFTA and comparing that amount to the value of the collateral pledged by a Fund and the counterparty. Daily movement of cash collateral is subject to minimum threshold amounts. Collateral posted by a Fund is held in a segregated account at the Fund’s custodian bank and is included on the Statements of Assets and Liabilities as Deposit at broker for delayed delivery securities, if applicable.

The Six Circles Ultra Short Duration Fund, Six Circles Tax Aware Intermediate Duration Fund, Six Circles Global Bond Fund, Six Circles Tax Aware Bond Fund, Six Circles Credit Opportunities Fund and Six Circles Multi-Strategy Fund had when-issued securities, delayed delivery securities or forward commitments outstanding as of June 30, 2026 which are shown as a Receivable for Investment securities sold — delayed delivery securities and/or a Payable for Investment securities purchased — delayed delivery securities, respectively, on the Statements of Assets and Liabilities.

D. Investments in Cayman Subsidiaries — As part of its principal investment strategy, the Six Circles Multi-Strategy Fund seeks to gain exposure to the commodity markets by investing up to 25% of its total assets in wholly-owned subsidiaries, which are organized under the laws of the Cayman Islands, as described in Note 1. Generally, the subsidiaries will invest primarily in commodity futures, but may also invest in financial futures and forwards and swap contracts, fixed income securities, pooled investment vehicles, including open-end investment companies, and other investments intended to serve as margin or collateral for such subsidiary’s derivative positions. The Fund invests in the subsidiaries in order to gain exposure to the commodities markets within the limitations of the federal tax law, rules and regulations that apply to “regulated investment companies.” Unlike the Funds, the subsidiaries may invest without limitation in commodity-linked derivatives; however, the subsidiaries and the Fund, in the aggregate, will comply with applicable requirements for derivatives transactions set forth in Rule 18f-4 under the 1940 Act.

As part of its principal investment strategy, the Six Circles Credit Opportunities Fund will seek to purchase certain newly-issued Regulation S securities in its Asia High Yield sleeve through investments in a Cayman subsidiary, as described in Note 1.

In addition, the Six Circles Multi-Strategy and Credit Opportunities Funds and each of their subsidiaries will comply with the same fundamental investment restrictions on an aggregate basis, and follow the same compliance policies and procedures to the extent those restrictions, policies and procedures are applicable to the investment activities of each of the subsidiaries. The subsidiaries are treated as corporations for U.S. federal income tax purposes. Unlike the Funds, the subsidiaries do not, and will not, seek to qualify as “regulated investment companies” under Subchapter M of Chapter 1 of Subtitle A of the Internal Revenue Code of 1986, as amended (the “Code”). The Six Circles Multi-Strategy and Credit Opportunities Funds are each the sole shareholders of their respective subsidiaries and do not expect shares of the subsidiaries to be offered or sold to other investors. The Funds do not intend to create or acquire primary control of any entity that primarily engages in investment activities, in securities or other assets, other than the entities that are wholly-owned by the Funds. As of June 30, 2026, the net assets of the subsidiaries were $0 representing 0.00% and $80,948,532 representing 5.11% of the Six Circles Credit Opportunities and Six Circles Multi-Strategy Fund’s consolidated net assets, respectively.

E. Loan Assignments — The Six Circles Credit Opportunities Fund and Six Circles Multi-Strategy Fund invest in debt instruments that are interests in amounts owed to lenders or lending syndicates (a “Lender”) by corporate, governmental or other borrowers (a “Borrower”). A loan is typically originated, negotiated and structured by a U.S. or foreign bank, insurance company or other financial institution (the “Agent”) for a group of loan investors (“Loan Investors”). The Agent administers the terms of the loan, as specified in the loan agreement. When a Fund purchases a loan assignment, the Fund has direct rights against the Borrower on a loan, provided, however, the Fund’s rights may be more limited than the lender from which it acquired the assignment and the Fund may be able to enforce its rights only through the Agent. As a result, the Fund assumes the credit risk of the Borrower, the selling participant and any other persons interpositioned between each Fund and the Borrower (“Intermediate Participants”). In the event that the Borrower, selling participant or Intermediate Participants become insolvent or enter into bankruptcy, the Fund may incur certain costs and delays in realizing payment or may suffer a loss of principal and/or interest. The Adviser or Sub-Advisers may have access to material non-public information regarding the Borrower.

Certain loan assignments are also subject to the associated risks described under Note 5.

Unfunded commitments represent the remaining obligation of each Fund to the Borrower. At any point in time, up to the maturity date of the issue, the Borrower may demand the unfunded portion. The unrealized appreciation/depreciation from unfunded commitments is reported on the Statements of Assets and Liabilities, if any. As of June 30, 2026 the Six Circles Credit Opportunities Fund and Six Circles Multi-Strategy Fund had the following loan commitments outstanding in which all or a portion of the commitment was unfunded (amounts in thousands):

JUNE 30, 2026	SIX CIRCLES TRUST	701

NOTES TO FINANCIAL STATEMENTS

AS OF JUNE 30, 2026 (Unaudited) (continued)

Six Circles Credit Opportunities Fund

					Unfunded Commitment		Funded Commitment		Total Commitment
Security Description	Term	Maturity Date	Commitment Fee Rate	Rate if Funded	Par	Value	Par	Value	Par	Value
Coreweave Financing DDTL V, LLC	Delayed Draw Loan	11/15/2031	0.05%	4.50%	$1,670	$1,703	$920	$938	$2,590	$2,641

					$1,670	$1,703	$920	$938	$2,590	$2,641

Six Multi-Strategy Fund
					Unfunded Commitment		Funded Commitment		Total Commitment
Security Description	Term	Maturity Date	Commitment Fee Rate	Rate if Funded	Par	Value	Par	Value	Par	Value
Coreweave Financing DDTL V, LLC	Delayed Draw Loan	11/15/2031	0.50%	4.50%	$304	$310	$167	$171	$472	$481
Hanger, Inc.	Delayed Draw Term Loan	10/23/2031	3.50%	3.50%	16	16	39	39	55	55
PMI (US) Bidco, Inc.	Delayed Draw Term Loan	03/16/2033	0.00%	3.25%	14	14	—	—	14	14
Prestige Brands, Inc.	Term B Loan	06/13/2033	0.00%	2.00%	63	63	692	692	755	755
Radiate Holdco, LLC	Delayed Draw Term Loan	06/26/2029	1.50%	4.00%	95	95	48	47	143	142
Trio BidCo, LLC	Delayed Draw Term B Loan	10/29/2032	0.50%	4.00%	83	82	—	—	83	82
Watlow Electric Manufacturing Company	Delayed Draw Term Loan	06/17/2033	0.00%	2.75%	49	49	—	—	49	49

					$625	$629	$946	$949	$1,571	$1,578

F. Derivatives — The Funds used derivative instruments including options, futures contracts, forward foreign currency exchange contracts and swaps, in connection with their respective investment strategies. Derivative instruments may be used as substitutes for securities in which the Funds can invest, to hedge portfolio investments or to generate income or gain to the Funds. Derivatives may also be used to manage duration, sector and yield curve exposures as well as credit and spread volatility.

The Funds may be subject to various risks from the use of derivatives including the risk that changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index; counterparty credit risk related to derivatives counterparties’ failure to perform under contract terms; liquidity risk related to the lack of a liquid market for these contracts allowing a Fund to close out its position(s); and documentation risk relating to disagreement over contract terms. Investing in certain derivatives also results in a form of leverage and as such, the Funds’ risk of loss associated with these instruments may exceed their value, as recorded on the Statements of Assets and Liabilities.

The Funds are party to various derivative contracts governed by International Swaps and Derivatives Association master agreements (“ISDA agreements”). The Funds’ ISDA agreements, which are separately negotiated by the Sub-Advisers, with each dealer counterparty, may contain provisions allowing, absent other considerations, a counterparty to exercise rights, to the extent not otherwise waived, against the Funds in the event the Funds’ net assets decline over time by a pre-determined percentage or fall below a pre-determined floor. The ISDA agreements may also contain provisions allowing, absent other conditions, the Funds to exercise rights, to the extent not otherwise waived, against a counterparty (e.g., decline in a counterparty’s credit rating below a specified level). Such rights for both a counterparty and the Funds often include the ability to terminate (i.e., close out) open contracts at prices which may favor a counterparty, which could have an adverse effect on the Funds. The ISDA agreements give the Funds and a counterparty the right, upon an event of default, to close out all transactions traded under such agreements and to net amounts owed or due across all transactions and offset such net payable or receivable with collateral posted to a segregated account by one party to the other.

Counterparty credit risk may be mitigated to the extent a counterparty posts collateral for mark-to-market gains to a Fund.

Notes F(1) — F(4) below describe the various derivatives used by the Funds.

(1) Options — The Six Circles Global Bond Fund and Six Circles Multi-Strategy Fund purchased and sold (“wrote”) put and call options on securities to manage and hedge interest rate risks within its portfolio and also to gain long or short exposure to the underlying instrument. A purchaser of a put option has the right, but not the obligation, to sell the underlying instrument at an agreed upon price (“strike price”) to the option seller. A purchaser of a call option has the right, but not the obligation, to purchase the underlying instrument at the strike price from the option seller.

Interest Rate Swaptions — may be written or purchased to enter into a pre-defined swap agreement or to shorten, extend, cancel or otherwise modify an existing swap agreement, by some specified date in the future. The writer of the swaption becomes the counterparty to the swap if the buyer exercises. The interest rate swaption agreement will specify whether the buyer of the swaption will be a fixed-rate receiver or a fixed-rate payer upon exercise.

Options Purchased — Premiums paid by the Funds for options purchased are included on the Statements of Assets and Liabilities as Options purchased. The option is adjusted daily to reflect the current market value of the option and the change is recorded as Change in net unrealized

702	SIX CIRCLES TRUST	JUNE 30, 2026

appreciation/depreciation on options purchased on the Statements of Operations. If the option is allowed to expire, the Funds will lose the entire premium they paid and record a realized loss for the premium amount. Premiums paid for options purchased which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying investment transaction to determine the realized gain (loss) or cost basis of the underlying investment.

Options Written — Premiums received by the Funds for options written are included on the Statements of Assets and Liabilities as a liability. The amount of the liability is adjusted daily to reflect the current market value of the option written and the change in market value is recorded as Change in net unrealized appreciation/depreciation on options written on the Statements of Operations. Premiums received from options written that expire are treated as realized gains. If a written option is closed, the Funds record a realized gain or loss on options written based on whether the cost of the closing transaction exceeds the premium received. If a call option is exercised by the option buyer, the premium received by the Funds is added to the proceeds from the sale of the underlying security to the option buyer and compared to the cost of the closing transaction to determine whether there has been a realized gain or loss. If a put option is exercised by an option buyer, the premium received by the option seller reduces the cost basis of the purchased security.

Written uncovered call options subject the Funds to unlimited risk of loss. Written covered call options limit the upside potential of a security above the strike price. Written put options subject the Funds to risk of loss if the value of the security declines below the exercise price minus the put premium.

The Funds are not subject to credit risk on options written as the counterparty has already performed its obligation by paying the premium at the inception of the contract.

The Funds’ option contracts are subject to master netting arrangements.

(2) Futures Contracts — The Six Circles Ultra Short Duration Fund, Six Circles U.S. Unconstrained Equity Fund, Six Circles International Unconstrained Equity Fund, Six Circles Global Bond Fund, Six Circles Credit Opportunities Fund and Six Circles Multi-Strategy Fund used interest rate futures to manage interest rate risks associated with portfolio investments. The Six Circles U.S. Unconstrained Equity Fund, Six Circles International Unconstrained Equity Fund and Six Circles Multi-Strategy Fund used index futures to gain or reduce exposure to certain countries or regions, to maintain liquidity or minimize transaction costs.

Futures contracts may provide for the delayed delivery of the underlying instrument at a fixed price or are settled for a cash amount based on the change in the value of the underlying instrument at a specific date in the future. Upon entering into a futures contract, the Funds are required to deposit with the broker, cash or securities in an amount equal to a certain percentage of the contract amount, which is referred to as the initial margin deposit. Subsequent payments, referred to as variation margin, are made or received by the Funds periodically and are based on changes in the market value of open futures contracts. Changes in the market value of open futures contracts are recorded as Change in net unrealized appreciation/depreciation on the Statements of Operations. Realized gains or losses, representing the difference between the value of the contract at the time it was opened and the value at the time it was closed, are reported on the Statements of Operations at the closing or expiration of the futures contract. Securities deposited as initial margin are designated on the SOIs and cash deposited is recorded on the Statements of Assets and Liabilities. A receivable from and/or a payable to brokers for the daily variation margin is also recorded on the Statements of Assets and Liabilities. Futures contracts outstanding at period end, if any, are listed after each Fund’s SOI.

The use of futures contracts may expose the Funds to interest rate and equity price risks. The Funds may be subject to the risk that the change in the value of the futures contract may not correlate perfectly with the underlying instrument. Use of long futures contracts subjects the Funds to risk of loss in excess of the amounts shown on the Statements of Assets and Liabilities, up to the notional amount of the futures contracts. Use of short futures contracts subjects the Funds to unlimited risk of loss. The Funds may enter into futures contracts only on exchanges or boards of trade. The exchange or board of trade acts as the counterparty to each futures transaction; therefore, the Funds’ credit risk is limited to failure of the exchange or board of trade. Under some circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract can vary from the previous day’s settlement price, which could effectively prevent the liquidation of positions.

The Funds’ futures contracts are not subject to master netting arrangements (the right to close out all transactions traded with a counterparty and net amounts owed or due across transactions).

(3) Forward Foreign Currency Exchange Contracts — The Six Circles Ultra Short Duration Fund, Six Circles Global Bond Fund, Six Circles Credit Opportunities Fund and Six Circles Multi-Strategy Fund may be exposed to foreign currency risks associated with some or all of the portfolio investments and used forward foreign currency exchange contracts to hedge or manage certain of these exposures as part of an investment strategy. The Funds also bought forward foreign currency exchange contracts to gain exposure to currencies. Forward foreign currency exchange contracts represent obligations to purchase or sell foreign currency on a specified future date at a price fixed at the time the contracts are entered into. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in U.S. Dollars without the delivery of foreign currency. Forward contracts outstanding at period end, if any, are listed after each Fund’s SOI.

The values of the forward foreign currency exchange contracts are adjusted daily based on the applicable exchange rate of the underlying currency. Changes in the value of these contracts are recorded as unrealized appreciation/depreciation until the contract settlement date. When the forward foreign currency exchange contract is closed, a Fund records a realized gain or loss equal to the difference between the value at the time the contract was opened and the value at the time it was closed. Such Fund also records a realized gain or loss when a forward foreign currency exchange contract offsets another forward foreign currency exchange contract with the same counterparty upon settlement.

JUNE 30, 2026	SIX CIRCLES TRUST	703

NOTES TO FINANCIAL STATEMENTS

AS OF JUNE 30, 2026 (Unaudited) (continued)

The Funds’ forward foreign currency exchange contracts may be subject to master netting arrangements (the right to close out all transactions with a counterparty and net amounts owed or due across transactions). The Funds may be required to post or receive collateral for non-deliverable forward foreign currency exchange contracts.

(4) Swaps — The Six Circles Global Bond Fund, Six Circles Credit Opportunities Fund and Six Circles Multi-Strategy Fund engaged in various swap transactions, including interest swaps, to manage interest rate (e.g., duration, yield curve) risks within their respective portfolios. The Funds also used swaps as alternatives to direct investments. Swap transactions are negotiated contracts over the counter (“OTC swaps”) between a fund and a counterparty or centrally cleared (“centrally cleared swaps”) with a central clearinghouse through a Futures Commission Merchant (“FCM”), to exchange investment cash flows, assets, foreign currencies or market-linked returns at specified, future intervals. Swap contracts outstanding at period end, if any, are listed after each Fund’s SOI.

Upfront payments made and/or received are recorded as assets or liabilities, respectively on the Statements of Assets and Liabilities and amortized over the term of the swap. The value of an OTC swap agreement is recorded as either an asset or a liability on the Statements of Assets and Liabilities at the beginning of the measurement period.

Upon entering into a centrally cleared swap, the Funds are required to deposit with the FCM cash or securities, which is referred to as initial margin deposit. Securities deposited as initial margin are designated on the SOIs and cash deposited is recorded on the Statements of Assets and Liabilities. Daily changes in valuation of centrally cleared swaps, if any, are recorded as a variation margin receivable or payable on the Statements of Assets and Liabilities. The change in the value of swaps, including accruals of periodic amounts of interest to be paid or received on swaps, is reported as Change in net unrealized appreciation/depreciation on the Statements of Operations. A realized gain or loss is recorded upon payment or receipt of a periodic payment or payment made upon termination of a swap agreement.

The central clearing house acts as the counterparty to each centrally cleared swap transaction, therefore credit risk is limited to the failure of the clearing house.

The Funds may be required to post or receive collateral in the form of cash or securities based on the net value of the Funds’ outstanding OTC swap contracts with the counterparty. Daily movement of collateral is subject to minimum threshold amounts. Collateral posted by the Funds is held in a segregated account at the Funds’ custodian bank. Collateral received by the Funds is held in escrow in segregated accounts maintained by Brown Brothers Harriman & Co.

The Funds’ swap contracts (excluding centrally cleared swaps) are subject to master netting arrangements.

Credit Default Swaps

The Six Circles Credit Opportunities Fund and Six Circles Multi-Strategy Fund entered into credit default swaps to simulate long and short bond positions or to take an active long or short position with respect to the likelihood of a default or credit event by the issuer of the underlying reference obligation.

The underlying reference obligation may be a single issuer of corporate or sovereign debt, a basket of issuers or a credit index. A credit index is a list of credit instruments or exposures that reference a fixed number of obligors with shared characteristics that represents some part of the credit market as a whole. Index credit default swaps have standardized terms including a fixed spread and standard maturity dates. The composition of the obligations within a particular index changes periodically.

Credit default swaps involve one party, the protection buyer, making a stream of payments to another party, the protection seller, in exchange for the right to receive a contingent payment if there is a credit event related to the underlying reference obligation. In the event that the reference obligation matures prior to the termination date of the contract, a similar security will be substituted for the duration of the contract term. Credit events are defined under individual swap agreements and generally include bankruptcy, failure to pay, restructuring, repudiation/moratorium, obligation acceleration and obligation default.

If a credit event occurs, the Funds, as protection sellers, would be obligated to make a payment, which may be either: (i) a net cash settlement equal to the notional amount of the swap less the auction value of the reference obligation or (ii) the notional amount of the swap in exchange for the delivery of the reference obligation. Selling protection effectively adds leverage to a Fund’s portfolio up to the notional amount of swap agreements. The notional amount represents the maximum potential liability under a contract and is not reflected on the Statements of Assets and Liabilities. Potential liabilities under these contracts may be reduced by: the auction rates of the underlying reference obligations; upfront payments received at the inception of a swap; and net amounts received from credit default swaps purchased with the identical reference obligation.

Interest Rate Swaps

The Six Circles Global Bond Fund, Six Circles Credit Opportunities Fund and Six Circles Multi-Strategy Fund entered into interest rate swap contracts to manage fund exposure to interest rates and/or to preserve or generate a return on a particular investment or portion of its portfolio. These are agreements between counterparties to exchange periodic payments based on interest rates. One cash flow stream will typically be a floating rate payment based upon a specified interest rate while the other is typically a fixed interest rate.

Total Return Swaps

The Six Circles Multi-Strategy Fund entered into total return swap agreements to obtain exposure to a portfolio of long and short securities.

704	SIX CIRCLES TRUST	JUNE 30, 2026

Under the terms of the agreements, each swap is designed to function as a portfolio of direct investments in long and short equity positions. This means that the Fund has the ability to trade in and out of long and short positions within each swap and will receive all of the economic benefits and risks equivalent to direct investments in these positions such as: capital appreciation (depreciation), corporate actions and dividends received and paid, all of which are reflected in each swap value. Each swap value also includes interest charges and credits related to the notional values of the long and short positions and cash balances within each swap. These interest charges and credits are based on defined market rates plus or minus a specified spread and are referred to herein as “financing costs” and net dividends. Positions within each swap, accrued financing costs and net dividends are part of the periodic reset. During a reset, any unrealized gains (losses) on positions and accrued financing costs become available for cash settlement between the Fund and the swap counterparty are recorded under Receivables and or Payables, as Outstanding OTC swap contracts, at value on the Consolidated Statement of Assets and Liabilities and Net realized gain (loss) on transactions from swaps on the Consolidated Statement of Operations.

Each swap involves additional risk than if the Fund had invested in the underlying positions directly including; the risk that changes in the value of each swap may not correlate perfectly with the underlying long and short securities; counterparty risk related to the counterparty’s failure to perform under contract terms; liquidity risk related to the lack of a liquid market for each swap contract which may limit the ability of the Fund to close out its positions; and documentation risk relating to the disagreement over contract terms.

The value of each swap is derived from a combination of (i) the net value of the underlying positions, which are valued daily using the last sale price or closing prices on the principal exchange of which the underlying securities are traded; (ii) financing costs (iii) the value of dividends (iv) cash balances within the swap and/or other receivables payables) when the swap rests; and (v) other factors, as applicable. The Value of each swap is reflected on the Consolidated Statement of Assets and Liabilities, as Outstanding swap contracts, at value. Changes in the value of each swap are recognized as Change in net unrealized appreciation/depreciation of swaps on the Consolidated Statement of Operations.

The total return swaps are subject to master netting arrangements. The Fund may be required to post or receive collateral for total return swaps.

Total Return Index Swaps

The Six Circles Multi-Strategy Fund entered into total return index swaps to gain exposure to specific indices and manage portfolio risk. These instruments can provide the Fund with the ability to gain or reduce exposure to certain market segments without directly investing in underlying securities.

A total return index swap is a contract in which one party agrees to pay the other the total return of a specified index, including both capital gains and income, in exchange for periodic payments based on a fixed or floating interest rate.

(5) Summary of Derivatives Information

The following tables present the value of derivatives held as of June 30, 2026, by their primary underlying risk exposure and respective location on the Statements of Assets and Liabilities (amounts in thousands):

Six Circles Ultra Short Duration Fund

Derivative Contracts	Statements of Assets and Liabilities Location
Gross Assets:		Futures Contracts (a)	Forward Foreign Currency Exchange Contracts	Centrally Cleared Swaps (b)	Total
Interest rate contracts	Receivables, Net Assets — Unrealized Appreciation	$363	$—	$525	$888
Foreign exchange contracts	Receivables	—	1,922	—	1,922

Total		363	1,922	525	2,810

Gross Liabilities:
Interest rate contracts	Payables, Net Assets — Unrealized Depreciation	$(519)	$—	$(121)	$(640)
Foreign exchange contracts	Payables	—	(107)	—	(107)

Total		(519)	(107)	(121)	(747)

(a)

This amount represents the cumulative appreciation (depreciation) of futures contracts as reported on the SOIs. The Statements of Assets and Liabilities only reflect the current day variation margin receivable/payable from/to brokers.

(b)

This amount represents the value of centrally cleared swaps as reported on the SOIs. The Statements of Assets and Liabilities only reflect the current day variation margin receivable/payable from/to brokers.

JUNE 30, 2026	SIX CIRCLES TRUST	705

NOTES TO FINANCIAL STATEMENTS

AS OF JUNE 30, 2026 (Unaudited) (continued)

Six Circles U.S. Unconstrained Equity Fund

Derivative Contracts	Statements of Assets and Liabilities Location
Gross Assets:		Futures Contracts (a)
Equity contracts	Receivables, Net Assets — Unrealized Appreciation	$1,139

Total		1,139

(a)

This amount represents the cumulative appreciation (depreciation) of futures contracts as reported on the SOIs. The Statements of Assets and Liabilities only reflect the current day variation margin receivable/payable from/to brokers.

Six Circles International Unconstrained Equity Fund

Derivative Contracts	Statements of Assets and Liabilities Location
Gross Assets:		Futures Contracts (a)
Equity contracts	Receivables, Net Assets — Unrealized Appreciation	$639

Total		639

(a)

This amount represents the cumulative appreciation (depreciation) of futures contracts as reported on the SOIs. The Statements of Assets and Liabilities only reflect the current day variation margin receivable/payable from/to brokers.

Six Circles Global Bond Fund

Derivative Contracts	Statements of Assets and Liabilities Location
Gross Assets:		Futures Contracts (a)	Forward Foreign Currency Exchange Contracts	Centrally Cleared Swaps (b)	OTC Swaps	OTC Options Written	Swaptions Written	Swaptions Purchased		Total
Interest rate contracts	Receivables, Net Assets — Unrealized Appreciation	$1,720	$—	$8,902	$50	$—	$—		$6,309	$16,981
Foreign exchange contracts	Receivables	—	248,868	—	—	—	—			248,868

Total		1,720	248,868	8,902	50	—	—		6,309	265,849

Gross Liabilities:
Interest rate contracts	Payables, Net Assets — Unrealized Depreciation	$(1,134)	$—	$(9,761)	$(86)	$(104)	$(262)	$		$(11,347)
Foreign exchange contracts	Payables	—	(32,125)	—	—	—	—			(32,125)

Total		(1,134)	(32,125)	(9,761)	(86)	(104)	(262)		—	(43,472)

(a)

This amount represents the cumulative appreciation (depreciation) of futures contracts as reported on the SOIs. The Statements of Assets and Liabilities only reflect the current day variation margin receivable/payable from/to brokers.

(b)

This amount represents the value of centrally cleared swaps as reported on the SOIs. The Statements of Assets and Liabilities only reflect the current day variation margin receivable/payable from/to brokers.

706	SIX CIRCLES TRUST	JUNE 30, 2026

Six Circles Credit Opportunities Fund

Derivative Contracts	Statements of Assets and Liabilities Location
Gross Assets:		Futures Contracts (a)	Forward Foreign Currency Exchange Contracts	Centrally Cleared Swaps (b)	OTC Swaps	Total
Credit contracts	Receivables	$—	$—	$7,548	$1,370	$8,918
Interest rate contracts	Receivables, Net Assets — Unrealized Appreciation	1,867	—	3,960	—	5,827
Foreign exchange contracts	Receivables	—	45,848	—	—	45,848

Total		1,867	45,848	11,508	1,370	60,593

Gross Liabilities:
Credit contracts	Payables	$—	$—	$(399)	$(1,267)	$(1,666)
Interest rate contracts	Payables, Net Assets — Unrealized Depreciation	(1,353)	—	(8,446)	—	(9,799)
Foreign exchange contracts	Payables	—	(1,925)	—	—	(1,925)

Total		(1,353)	(1,925)	(8,845)	(1,267)	(13,390)

(a)

This amount represents the cumulative appreciation (depreciation) of futures contracts as reported on the SOIs. The Statements of Assets and Liabilities only reflect the current day variation margin receivable/payable from/to brokers.

(b)

This amount represents the value of centrally cleared swaps as reported on the SOIs. The Statements of Assets and Liabilities only reflect the current day variation margin receivable/payable from/to brokers.

Six Circles Multi-Strategy Fund

Derivative Contracts	Statements of Assets and Liabilities Location
Gross Assets:		Futures Contracts (a)	Forward Foreign Currency Exchange Contracts		Centrally Cleared Swaps (b)	OTC Swaps	OTC Options Written	Swaptions Written	Swaptions Purchased		Total
Credit contracts	Receivables	$—		$—	$1,391	$—	$—	$—		$—	$1,391
Interest rate contracts	Receivables, Net Assets — Unrealized Appreciation	2,832		—	1,735	59	—	—		1,851	6,477
Equity contracts	Receivables, Net Assets — Unrealized Appreciation	15,939		—	—	3,773	—	—			19,712
Foreign exchange contracts	Receivables	—		259	—	—	—	—			259

Total		18,771		259	3,126	3,832	—	—		1,851	27,839

Gross Liabilities:
Credit contracts	Payables	$—	$		$(17)	$—	$—	$—	$		$(17)
Interest rate contracts	Payables, Net Assets — Unrealized Depreciation	(2,916)		—	(200)	—	(23)	(237)			(3,376)
Equity contracts	Payables, Net Assets — Unrealized Depreciation	(10,194)		—	—	(11,288)	—	—			(21,482)
Foreign exchange contracts	Payables	—		(73)	—	—	—	—			(73)

Total		(13,110)		(73)	(217)	(11,288)	(23)	(237)		—	(24,948)

(a)

This amount represents the cumulative appreciation (depreciation) of futures contracts as reported on the Consolidated SOIs. The Consolidated Statements of Assets and Liabilities only reflect the current day variation margin receivable/payable from/to brokers.

(b)

This amount represents the value of centrally cleared swaps as reported on the Consolidated SOIs. The Consolidated Statements of Assets and Liabilities only reflect the current day variation margin receivable/payable from/to brokers.

JUNE 30, 2026	SIX CIRCLES TRUST	707

NOTES TO FINANCIAL STATEMENTS

AS OF JUNE 30, 2026 (Unaudited) (continued)

The following tables present the Funds’ gross derivative assets and liabilities by counterparty net of amounts available for offset under netting arrangements and any related collateral received or posted by the Fund as of June 30, 2026 (amounts in thousands):

Six Circles Ultra Short Duration Fund

	Gross Amount of Derivative Assets Subject to Netting Arrangements Presented on the Statements of Assets and Liabilities (a)		Derivatives Available for offset	Collateral Received	Net Amount Due From Counterparty (Not less than zero)
Bank of America, NA	$96		$(44)	$(52)	$—
Barclays Bank plc	367		(6)	(361)	—
BNP Paribas	996		—	—	996
Deutsche Bank AG	—	(b)	—	—	—	(b)
Goldman Sachs International	127		(13)	—	114
Morgan Stanley & Co.	99		(44)	—	55
Nomura International plc	172		—	—	172
UBS AG London	65		—	—	65

	$1,922		$(107)	$(413)	$1,402

	Gross Amount of Derivative Liabilities Subject to Netting Arrangements Presented on the Statements of Assets and Liabilities (a)		Derivatives Available for offset	Collateral Posted	Net Amount Due From Counterparty (Not less than zero)
Bank of America, NA	$44		$(44)	$—	$—
Barclays Bank plc	6		(6)	—	—
Goldman Sachs International	13		(13)	—	—
Morgan Stanley & Co.	44		(44)	—	—

	$107		$(107)	$—	$—

(a)	For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities subject to master netting arrangements on the Statements of Assets and Liabilities.
(b)	Amount rounds to less than $500.

708	SIX CIRCLES TRUST	JUNE 30, 2026

Six Circles Global Bond Fund

	Gross Amount of Derivative Assets Subject to Netting Arrangements Presented on the Statements of Assets and Liabilities (a)	Derivatives Available for offset	Collateral Received	Net Amount Due From Counterparty (Not less than zero)
Bank of America, NA	$20,252	$(11,359)	$(20)	$8,873
Bank of New York Mellon	18,771	(5,862)	—	12,909
Barclays Bank plc	6,851	(1,821)	(5,030)	—
BNP Paribas	1,967	—	(1,967)	—
Citibank, NA	6,564	(1,554)	(5,010)	—
Deutsche Bank AG	2,543	—	—	2,543
Goldman Sachs International	103,317	(2,541)	(2,490)	98,286
HSBC Bank plc	13,114	(2,562)	(621)	9,931
Morgan Stanley & Co.	27,947	(6,457)	(618)	20,872
Royal Bank of Canada	9,847	—	—	9,847
Standard Chartered Bank	43,534	(116)	—	43,418
State Street Bank	23	—	—	23
UBS AG London	320	(15)	—	305
Wells Fargo Bank, NA	178	(178)	—	—

	$255,228	$(32,465)	$(15,756)	$207,007

	Gross Amount of Derivative Liabilities Subject to Netting Arrangements Presented on the Statements of Assets and Liabilities (a)	Derivatives Available for offset	Collateral Posted	Net Amount Due From Counterparty (Not less than zero)
Bank of America, NA	$11,359	$(11,359)	$—	$—
Bank of New York Mellon	5,862	(5,862)	—	—
Barclays Bank plc	1,821	(1,821)	—	—
BofA Securities, Inc.	41	—	—	41
Citibank, NA	1,554	(1,554)	—	—
Citigroup Global Markets, Inc.	63	—	—	63
Goldman Sachs International	2,541	(2,541)	—	—
HSBC Bank plc	2,562	(2,562)	—	—
Morgan Stanley & Co.	6,457	(6,457)	—	—
Standard Chartered Bank	116	(116)	—	—
UBS AG London	15	(15)	—	—
Wells Fargo Bank, NA	186	(178)	—	8

	$32,577	$(32,465)	$—	$112

(a)	For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities subject to master netting arrangements on the Statements of Assets and Liabilities.

JUNE 30, 2026	SIX CIRCLES TRUST	709

NOTES TO FINANCIAL STATEMENTS

AS OF JUNE 30, 2026 (Unaudited) (continued)

Six Circles Credit Opportunities Fund

	Gross Amount of Derivative Assets Subject to Netting Arrangements Presented on the Statements of Assets and Liabilities (a)	Derivatives Available for offset	Collateral Received	Net Amount Due From Counterparty (Not less than zero)
Bank of America, NA	$3,403	$(719)	$(2,601)	$83
Barclays Bank plc	688	(617)	(71)	—
BNP Paribas	434	(4)	(50)	380
Brown Brothers Harriman & Co.	12,058	(1)	—	12,057
Citibank, NA	29,632	(867)	—	28,765
Goldman Sachs International	18	(12)	(6)	—
Morgan Stanley & Co.	2,002	(113)	(1,110)	779
UBS AG London	23	—	—	23

	$48,258	$(2,333)	$(3,838)	$42,087

	Gross Amount of Derivative Liabilities Subject to Netting Arrangements Presented on the Statements of Assets and Liabilities (a)	Derivatives Available for offset	Collateral Posted	Net Amount Due From Counterparty (Not less than zero)
Bank of America, NA	$719	$(719)	$—	$—
Barclays Bank plc	617	(617)	—	—
BNP Paribas	4	(4)	—	—
Brown Brothers Harriman & Co.	1	(1)	—	—
Citibank, NA	867	(867)	—	—
Goldman Sachs International	12	(12)	—	—
Morgan Stanley & Co.	113	(113)	—	—

	$2,333	$(2,333)	$—	$—

(a)	For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities subject to master netting arrangements on the Statements of Assets and Liabilities.

Six Circles Multi-Strategy Fund

	Gross Amount of Derivative Assets Subject to Netting Arrangements Presented on the Statements of Assets and Liabilities (a)	Derivatives Available for offset	Collateral Received	Net Amount Due From Counterparty (Not less than zero)
Bank of America, NA	$1,804	$(135)	$—	$1,669
Barclays Bank plc	281	(281)	—	—
BNP Paribas	580	(580)	—	—
Brown Brothers Harriman & Co.	187	(70)	—	117
Goldman Sachs International	753	(753)	—	—
Morgan Stanley & Co.	839	(839)	—	—
Societe Generale SA	759	(759)	—	—
UBS AG London	693	(693)	—	—
Wells Fargo Bank, NA	46	(46)	—	—

	$5,942	$(4,156)	$—	$1,786

710	SIX CIRCLES TRUST	JUNE 30, 2026

Six Circles Multi-Strategy Fund (Continued)

	Gross Amount of Derivative Liabilities Subject to Netting Arrangements Presented on the Statements of Assets and Liabilities (a)	Derivatives Available for offset	Collateral Posted	Net Amount Due From Counterparty (Not less than zero)
Bank of America, NA	$135	$(135)	$—	$—
Barclays Bank plc	1,216	(281)	—	935
BNP Paribas	2,451	(580)	—	1,871
BofA Securities, Inc.	9	—	—	9
Brown Brothers Harriman & Co.	70	(70)	—	—
Citigroup Global Markets, Inc.	14	—	—	14
Goldman Sachs International	2,003	(753)	—	1,250
Morgan Stanley & Co.	1,092	(839)	—	253
Societe Generale SA	2,174	(759)	—	1,415
UBS AG London	2,352	(693)	—	1,659
Wells Fargo Bank, NA	105	(46)	—	59

	$11,621	$(4,156)	$—	$7,465

(a)	For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities subject to master netting arrangements on the Statements of Assets and Liabilities.

The following tables present the effect of derivatives on the Statements of Operations for the period ended June 30, 2026, by primary underlying risk exposure (amounts in thousands):

Six Circles Ultra Short Duration Fund

Amount of Realized Gain (Loss) on Derivatives Recognized on the Statements of Operations
Derivative Contracts	Futures Contracts	Forward Foreign Currency Exchange Contracts	Swaps	Total
Interest rate contracts	$11	$—	$383	$394
Foreign exchange contracts	—	288	—	288

Total	$11	$288	$383	$682

Amount of Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized on the Statements of Operations
Derivative Contracts	Futures Contracts	Forward Foreign Currency Exchange Contracts	Swaps	Total
Interest rate contracts	$(5)	$—	$171	$166
Foreign exchange contracts	—	2,212	—	2,212

Total	$(5)	$2,212	$171	$2,378

Six Circles Tax Aware Intermediate Duration Fund*

Amount of Realized Gain (Loss) on Derivatives Recognized on the Statements of Operations
Derivative Contracts	Futures Contracts	Forward Foreign Currency Exchange Contracts	Swaps	Total
Interest rate contracts	$(1,111)	$—	$290	$(821)
Foreign exchange contracts	—	(458)	—	(458)

Total	$(1,111)	$(458)	$290	$(1,279)

JUNE 30, 2026	SIX CIRCLES TRUST	711

NOTES TO FINANCIAL STATEMENTS

AS OF JUNE 30, 2026 (Unaudited) (continued)

Six Circles Tax Aware Intermediate Duration Fund* (Continued)

Amount of Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized on the Statements of Operations
Derivative Contracts	Futures Contracts	Forward Foreign Currency Exchange Contracts	Swaps	Total
Interest rate contracts	$141	$—	$(146)	$(5)
Foreign exchange contracts	—	371	—	371

Total	$141	$371	$(146)	$366

*	Formerly Six Circles Tax Aware Ultra Short Duration Fund, which changed its name, investment objective and main investment strategy effective May 1, 2026.

Six Circles U.S. Unconstrained Equity Fund

Amount of Realized Gain (Loss) on Derivatives Recognized on the Statements of Operations
Derivative Contracts	Futures Contracts
Equity contracts	$3,213

Total	$3,213

Amount of Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized on the Statements of Operations
Derivative Contracts	Futures Contracts
Equity contracts	$1,111

Total	$1,111

Six Circles International Unconstrained Equity Fund

Amount of Realized Gain (Loss) on Derivatives Recognized on the Statements of Operations
Derivative Contracts	Futures Contracts	Forward Foreign Currency Exchange Contracts	Total
Equity contracts	$8,883	$—	$8,883
Foreign exchange contracts	—	565	565

Total	$8,883	$565	$9,448

Amount of Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized on the Statements of Operations
Derivative Contracts	Futures Contracts	Forward Foreign Currency Exchange Contracts	Total
Equity contracts	$(832)	$—	$(832)
Foreign exchange contracts	—	(1,848)	(1,848)

Total	$(832)	$(1,848)	$(2,680)

Six Circles Global Bond Fund

Amount of Realized Gain (Loss) on Derivatives Recognized on the Statements of Operations
Derivative Contracts	Futures Contracts	Forward Foreign Currency Exchange Contracts	Swaps	Options Written	Options Purchased	Swaptions Written	Swaptions Purchased	Total
Credit contracts	$—	$—	$9	$—	$—	$—	$—	$9
Interest rate contracts	(579)	—	(245)	422	(1)	36	(237)	(604)
Foreign exchange contracts	—	(24,869)	—	—	—	—	—	(24,869)

Total	$(579)	$(24,869)	$(236)	$422	$(1)	$36	$(237)	$(25,464)

Amount of Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized on the Statements of Operations
Derivative Contracts	Futures Contracts	Forward Foreign Currency Exchange Contracts	Swaps	Options Written	Swaptions Written	Swaptions Purchased	Total
Interest rate contracts	$927	$—	$1,591	$99	$(60)	$(78)	$2,479
Foreign exchange contracts	—	340,994	—	—	—	—	340,994

Total	$927	$340,994	$1,591	$99	$(60)	$(78)	$343,473

712	SIX CIRCLES TRUST	JUNE 30, 2026

Six Circles Credit Opportunities Fund

Amount of Realized Gain (Loss) on Derivatives Recognized on the Statements of Operations
Derivative Contracts	Futures Contracts	Forward Foreign Currency Exchange Contracts	Swaps	Swaptions Written	Swaptions Purchased	Total
Credit contracts	$—	$—	$(1,596)	$—	$—	$(1,596)
Interest rate contracts	(8,979)	—	(259)	—	—	(9,238)
Foreign exchange contracts	—	29,425	—	—	—	29,425

Total	$(8,979)	$29,425	$(1,855)	$—	$—	$18,591

Amount of Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized on the Statements of Operations
Derivative Contracts	Futures Contracts		Forward Foreign Currency Exchange Contracts	Swaps	Swaptions Written	Swaptions Purchased	Total
Credit contracts	$—		$—	$4,066	$—	$—	$4,066
Equity contracts	(—	)(a)	—	—	—	—	(—	)(a)
Interest rate contracts	1,237		—	(3,505)	—	—	(2,268)
Foreign exchange contracts	—		37,788	—	—	—	37,788

Total	$1,237		$37,788	$561	$—	$—	$39,586

(a)	Amounts rounds to less than $500

Six Circles Multi-Strategy Fund

Amount of Realized Gain (Loss) on Derivatives Recognized on the Statements of Operations
Derivative Contracts	Futures Contracts	Forward Foreign Currency Exchange Contracts	Swaps	Options Written	Options Purchased	Swaptions Written	Swaptions Purchased	Total
Credit contracts	$—	$—	$(3,425)	$—	$—	$—	$—	$(3,425)
Equity contracts	—	—	32,928	—	—	—	—	32,928
Interest rate contracts	52,401	—	(35)	149	(1)	160	(764)	51,910
Foreign exchange contracts	—	67	—	—	—	—	—	67

Total	$52,401	$67	$29,468	$149	$(1)	$160	$(764)	$81,480

Amount of Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized on the Statements of Operations
Derivative Contracts	Futures Contracts	Forward Foreign Currency Exchange Contracts	Swaps	Options Written	Swaptions Written	Swaptions Purchased	Total
Credit contracts	$—	$—	$319	$—	$—	$—	$319
Equity contracts	(1,105)	—	(8,789)	—	—	—	(9,894)
Interest rate contracts	(1,787)	—	858	36	(136)	328	(701)
Foreign exchange contracts	—	211	—	—	—	—	211

Total	$(2,892)	$211	$(7,612)	$36	$(136)	$328	$(10,065)

Derivatives Volume

The table below discloses the volume of the Funds’ options, futures contracts, forward foreign currency exchange contracts and swaps activity the period ended June 30, 2026 (amounts in thousands, except number of contracts). Average notional and principal amounts are calculated using the month-end notional or principal amounts of open derivatives positions during the period. Please refer to the tables in the Summary of Derivative Information for derivative-related gains and losses associated with volume activity (amounts in thousands).

	Six Circles Ultra Short Duration Fund	Six Circles Tax Aware Intermediate Duration Fund*		Six Circles U.S. Unconstrained Equity Fund	Six Circles International Unconstrained Equity Fund	Six Circles Global Bond Fund	Six Circles Credit Opportunities Fund	Six Circles Multi-Strategy Fund
Futures Contracts:
Average Notional Amount Long	$182,792	$166,026	(b)	$100,137	$104,579	$229,993	$646,930	$1,045,504
Average Notional Amount Short	119,195	30,566	(b)	—	—	188,231	93,028	1,778,474

JUNE 30, 2026	SIX CIRCLES TRUST	713

NOTES TO FINANCIAL STATEMENTS

AS OF JUNE 30, 2026 (Unaudited) (continued)

Derivatives Volume (Continued)

	Six Circles Ultra Short Duration Fund	Six Circles Tax Aware Intermediate Duration Fund*		Six Circles U.S. Unconstrained Equity Fund	Six Circles International Unconstrained Equity Fund		Six Circles Global Bond Fund	Six Circles Credit Opportunities Fund	Six Circles Multi-Strategy Fund
Forward Foreign Currency Exchange:
Average Principal Amount Purchased	2,902	3,472	(b)	—	1,330,195	(a)	5,321,621	207,204	7,142
Average Principal Amount Sold	69,697	20,043	(b)	—	1,308,206	(a)	17,527,052	2,011,094	18,570
Credit Default Swaps:
Average Notional Amount — Buy Protection	—	—		—	—		—	36,053	—
Average Notional Amount — Sell Protection	—	—		—	—		—	271,771	38,716
Interest Rate Swaps:
Average Notional Amount	39,352	44,979	(b)	—	—		483,776	506,490	70,714
Total Return Swaps:
Average Notional Amount	—	—		—	—		—	—	7,460
Over the Counter Options:
Average Number of Contracts Written	—	—		—	—		78,957	—	23,657
Average Number of Contracts Purchased	—	—			—		4,000	—	3,500	(b)
Over the Counter Swaptions:
Average Number of Contracts Written	—	—		—	—		32,967	—	32,757
Average Number of Contracts Purchased	—	—		—	—		217,186	—	320,429

*	Formerly Six Circles Tax Aware Ultra Short Duration Fund, which changed its name, investment objective and main investment strategy effective May 1, 2026.
(a)	Positions were open for 1 month during the year.
(b)	Positions were open for 3 months during the year.

G. Foreign Currency Translation — The books and records of the Funds are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the prevailing exchange rates of such currencies against the U.S. dollar. The market value of investment securities and other assets and liabilities are translated at the exchange rate as of the valuation date. Purchases and sales of investment securities, income and expenses are translated at the exchange rate prevailing on the respective dates of such transactions.

The Funds do not isolate the effect of changes in foreign exchange rates from changes in market prices on securities held. Accordingly, such changes are included within the Change in net unrealized appreciation/depreciation on investments on the Statements of Operations.

Reported realized foreign currency gains and losses arise from the disposition of foreign currency. Currency gains or losses may be realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on each Fund’s books on the transaction date and the U.S. dollar equivalent of the amounts actually received or paid. These reported realized foreign currency gains and losses are included in Net realized gain (loss) on foreign currency transactions on the Statements of Operations. Unrealized foreign currency gains and losses arise from changes (due to changes in exchange rates) in the value of foreign currency and other assets and liabilities denominated in foreign currencies, which are held at period end and are included in Change in net unrealized appreciation/depreciation on foreign currency translations on the Statements of Operations.

H. Short Sales — The Funds may engage in short sales as part of their normal investment activities. In a short sale, the Funds sell securities they do not own in anticipation of a decline in the market value of those securities. In order to deliver securities to the purchaser, the Funds borrow securities from a broker. To close out a short position, the Funds deliver the same securities to the broker.

The Funds are required to pledge cash or securities to the broker as collateral for the securities sold short. Collateral requirements are calculated daily based on the current market value of the short positions. Cash collateral deposited with the custodian is recorded as Restricted cash on the Statements of Assets and Liabilities. Securities segregated as collateral are denoted on the SOIs. The Funds may receive or pay the net of the following amounts: (i) a portion of the income from the investment of cash collateral; (ii) the broker’s fee on the borrowed securities (calculated daily

714	SIX CIRCLES TRUST	JUNE 30, 2026

based upon the market value of each borrowed security and a variable rate that is dependent on availability of the security); and (iii) a financing charge for the difference between the market value of the short position and cash collateral deposited with the broker. The net income or fee is reported as Interest income or Interest expense, respectively, on securities sold short on the Statements of Operations. The Funds are obligated to pay the broker dividends declared on short positions when a position is open on the record date. Dividends on short positions are reported on ex-dividend date on the Statements of Operations as Dividend expense on securities sold short.

Liabilities for securities sold short are reported at market value on the Statements of Assets and Liabilities and the change in market value is recorded as Change in net unrealized appreciation (depreciation) on the Statements of Operations. Short sale transactions may result in unlimited losses as the security’s price increases and the short position loses value. There is no upward limit on the price a borrowed security could attain. The Funds are also subject to risk of loss if the broker were to fail to perform its obligations under the contractual terms. The Funds will record a realized loss if the price of the borrowed security increases between the date of the short sale and the date on which the Funds replace the borrowed security. The Funds will record a realized gain if the price of the borrowed security declines between those dates.

I. Security Transactions, Investment Income and Expense Allocation — Securities transactions are recorded on a trade date basis. Realized gain and loss from securities transactions are recorded on an identified cost basis for financial reporting and federal income tax purposes. Interest income is determined on the basis of coupon interest accrued using the effective interest method which adjusts for amortization of premiums and accretion of discounts. Dividend income, net of foreign taxes withheld, if any, is recorded on the ex-dividend date or when a Fund first learns of the dividend. Non-cash dividends, if any, are recorded on the ex-dividend date or corporate action date at fair value. Six Circles Credit Opportunities Fund may receive income from investments in loan assignments and/or unfunded commitments, including amendment fees, consent fees and commitment fees. These fees are recorded as income when received by the Fund. These amounts are included in Interest income on the Statements of Operations.

Distributions received from certain investments held by the Funds may be comprised of dividends, realized gains and returns of capital. The Funds originally estimate the expected classification of such payments. The amounts may subsequently be reclassified upon receipt of information from the issuer.

The Funds are charged for those expenses of the Trust that are directly attributable to each Fund. Expenses that are not directly attributable to a Fund are typically allocated among the Funds in proportion to their respective net assets.

J. Repurchase Agreements — The Funds may invest in repurchase agreements, which are short term investments whereby the Funds acquire ownership of a debt security and the seller agrees to repurchase the security at a future date at a specified price. When entering into repurchase agreements, it is the Funds’ policy that their custodian take possession of the underlying collateral securities, the market value of which, at all times, shall equal at least 100% of the principal amount of the repurchase transaction. The repurchase agreements further authorize the Funds to demand additional collateral in the event that the dollar value of the collateral falls below 100%. The Funds will make payments for such securities only upon physical delivery or upon evidence of book entry transfer to the account of the custodian.

Repurchase Agreements outstanding at period end, if any, are listed after each Fund’s SOI.

The Funds’ repurchase agreements are not subject to master netting arrangements.

The Six Circles Global Bond Fund had an average amount of borrowings outstanding during the period ended June 30, 2026 of $34,005,427 at a weighted average interest rate of 3.723%.

K. Reverse Repurchase Agreements — In a reverse repurchase agreement, a Fund delivers a security in exchange for cash to a financial institution, the counterparty, with a simultaneous agreement to repurchase the same or substantially the same security at an agreed upon price and date. In an open maturity reverse repurchase agreement, there is no pre-determined repurchase date and the agreement can be terminated by a Fund or counterparty at any time. A Fund is entitled to receive principal and interest payments, if any, made on the security delivered to the counterparty during the term of the agreement. Cash received in exchange for securities delivered plus accrued interest payments to be made by a Fund to counterparties are reflected as a liability on the Statements of Assets and Liabilities. Interest payments made by a Fund to counterparties are recorded as a component of interest expense on the Statements of Operations. A Fund will segregate assets determined to be liquid by the Adviser or will otherwise cover its obligations under reverse repurchase agreements.

Reverse repurchase agreements outstanding at period end, if any, are listed after each Fund’s SOI.

The Six Circles Global Bond Fund and Six Circles The Multi-Strategy Fund had an average amount of borrowings outstanding during the period ended June 30, 2026 of $985,961,281 at a weighted average interest rate of 3.776% and of $1,306,526,556 at a weighted average interest rate of 3.785%, accordingly.

L. Segment Reporting — The Chief Operating Decision Maker (CODM) is identified as the Fund management team, which comprises the Chief Investment Officer team, the named portfolio managers of the Adviser, and the officers of the Trust, including the Principal Executive Officer and the Principal Financial Officer. Each Fund is considered an operating segment, and its performance and operating results are reviewed daily to make informed decisions regarding performance. The CODM utilizes performance indicators such as profit, loss, income, expenses, and performance returns. These operating measures are reflected in the financial reporting, including, but not limited to, the Statement of Assets and Liabilities, the Statement of Operations, and the Financial Highlights. These reports are among the many inputs used by the CODM to assess performance and make strategic decisions.

M. Federal Income Tax — Each Fund is treated as a separate taxable entity for Federal income tax purposes. Each Fund’s policy is to comply with the provisions of Subchapter M of the Code applicable to regulated investment companies. Each Fund intends to distribute to shareholders, substantially all of its distributable net investment income and net realized capital gains on investments. Accordingly, no provision for Federal income tax is necessary.

JUNE 30, 2026	SIX CIRCLES TRUST	715

NOTES TO FINANCIAL STATEMENTS

AS OF JUNE 30, 2026 (Unaudited) (continued)

The Funds follow the provisions of FASB Codification Section 740 (“ASC Section 740”) “Accounting for Uncertainty in Income Taxes” which clarifies the accounting for uncertainty in tax positions taken or expected to be taken on a tax return. ASC Section 740 sets forth a threshold for financial statement recognition, measurement and disclosure of tax positions taken or expected to be taken on a tax return. The Funds are required to recognize the tax effects of certain tax positions under a “more likely than not” standard, that based on their technical merits, have more than 50 percent likelihood of being sustained upon examination. Management has analyzed the tax positions taken on the Funds’ federal income tax returns for all open years, and has concluded that no provision for federal income tax is required in the Funds’ financial statements. At June 30, 2026 the Funds did not have any uncertain tax benefits that require recognition, de-recognition or disclosure. Each Fund’s Federal tax returns for the prior three fiscal years, or since inception if shorter, remain subject to examination by the Internal Revenue Service.

The Funds did not pay any federal or state and local income taxes. There were no significant amounts of income taxes paid in foreign jurisdictions by the Funds during the reporting period ended June 30, 2026.

N. Foreign Tax — The Funds may be subject to foreign taxes on income, gains on investments or currency purchases/repatriation, a portion of which may be recoverable. The Funds will accrue such taxes and recoveries as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests. When capital gain tax is determined to apply, the Funds record an estimated deferred tax liability in an amount that would be payable if the securities were disposed of on the valuation date.

O. Distributions to Shareholders — Distributions to shareholders are recorded on the ex-dividend date. Distributions from net investment income and net realized capital gains are generally declared and paid according to the following schedule:

Fund Name	Net Investment Income	Net Realized Capital Gains
Six Circles Ultra Short Duration Fund	Monthly	Annual
Six Circles Tax Aware Intermediate Duration Fund*	Monthly	Annual
Six Circles U.S. Unconstrained Equity Fund	Annual	Annual
Six Circles International Unconstrained Equity Fund	Annual	Annual
Six Circles Global Bond Fund	Monthly	Annual
Six Circles Tax Aware Bond Fund	Monthly	Annual
Six Circles Credit Opportunities Fund	Monthly	Annual
Six Circles Multi-Strategy Fund	Annual	Annual

*	Formerly Six Circles Tax Aware Ultra Short Duration Fund, which changed its name, investment objective and main investment strategy effective May 1, 2026.

Income and capital gain distributions will be determined in accordance with federal income tax regulations which may differ from GAAP. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character.

Temporary differences arise when certain items of income, expense, gain, or loss are recognized in different periods for financial statement and tax purposes. These differences will reverse at some time in the future. Differences in classification may also result from the treatment of short-term gains as ordinary income for tax purposes. As a result, income dividends and capital gain distributions declared during a fiscal period may differ significantly from the net investment income (loss) and realized gain (loss) reported on the Fund financial statements presented under GAAP.

Distributions classified as a tax basis return of capital, if any, are reflected on the Statement of Changes in Net Assets and have been recorded to paid-in capital.

P. Sale-buyback Transactions — A sale-buyback financing transaction consists of a sale of a security by a Fund to a counterparty, with a simultaneous agreement to repurchase the same or substantially the same security at an agreed-upon price and date. A Fund is not entitled to receive principal and interest payments, if any, made on the security sold to the counterparty during the term of the agreement. The agreed-upon proceeds for securities to be repurchased by a Fund are reflected in the payable for investments purchased on the Statements of Assets and Liabilities. A Fund will recognize net income represented by the price differential between the price received for the transferred security and the agreed-upon repurchase price. This is commonly referred to as the ‘price drop’. A price drop consists of (i) the foregone interest and inflationary income adjustments, if any, a Fund would have otherwise received had the security not been sold and (ii) the negotiated financing terms between a Fund and counterparty. In periods of increased demand for the security, a Fund may receive a fee for use of the security by the counterparty, which may result in interest income to the Fund. A Fund will segregate assets determined to be liquid by the Sub-adviser or will otherwise cover its obligations under sale-buyback transactions. Sale-buyback transactions are governed by Master Securities Forward Transaction Agreements (“Master Forward Agreements”), which are agreements between a Fund and select counterparties. The Master Forward Agreements maintain provisions for, among other things, transaction initiation and confirmation, payment and transfer, events of default, termination and maintenance of collateral. The market value of sale-buyback transactions as of period end, if any, is disclosed in a Fund’s Schedule of Investments.

Six Circles Multi-Strategy Fund had an average amount of borrowings outstanding during the period ended June 30, 2026 of $107,814 at a weighted average interest rate of 3.800%.

716	SIX CIRCLES TRUST	JUNE 30, 2026

3. Fees and Other Transactions with Affiliates

A. Investment Advisory Fees — The Adviser serves as the Funds’ investment adviser pursuant to an investment advisory agreement (the “Investment Advisory Agreement”). Under the terms of the Investment Advisory Agreement, the Adviser generally manages the Funds’ investments in accordance with the stated policies of each Fund, subject to the supervision of the Board. For the services provided to the Funds, the Adviser is entitled to a fee, accrued daily and paid monthly, at the annual rate of 0.25% of the average daily net assets of each Fund except the Six Circles Credit Opportunities Fund and the Six Circles Multi-Strategy Fund. The fee for the Six Circles Credit Opportunities Fund is 0.75% of the average daily net assets and 1.25% of the average daily net assets for the Multi-Strategy Fund.

The Adviser selects and oversees professional money managers (the “Sub-Advisers”) who are responsible for investing the assets of the Funds under sub-advisory agreements (the “Sub-Advisory Agreements”). Pursuant to each respective Sub-Advisory Agreement, the Adviser agrees to pay each Sub-Adviser a sub-advisory fee from its investment advisory fees. BlackRock Investment Management, LLC (“BlackRock”), Royal Bank of Canada Global Asset Management (UK) (“RBC GAM (UK)”), Insight North America LLC (“Insight”), Capital International, Inc. (“Capital Group”), Muzinich & Co. (“Muzinich”), Nuveen Asset Management, LLC (“Nuveen”) , PIMCO, PGIM, Inc. (“PGIM”), Allspring Global Investments, LLC (“Allspring”), Lord Abbett & Co. LLC (“Lord Abbett”), AHL, T. Rowe Price Associates Inc. (“T. Rowe Price”), DBi, Mellon Investments Corporation (“Mellon”) and Capital Fund Management S.A. (“CFM”) currently serve as the Sub-Advisers to the Funds. The Sub-Advisers are paid a management fee by the Adviser pursuant to their individually negotiated Sub-Advisory Agreements.

On October 5, 2018, the Adviser entered into an agreement to allow Russell Investments Implementation Services, LLC (“Russell”) to provide stand-by interim sub-advisory services, as well as transition management services, for each Fund, to be utilized as needed in certain transitional circumstances involving a Fund Sub-Adviser. Russell is paid a minimum per fund annual flat fee and/or a monthly fee equal to a percentage of daily net assets to the extent assets are allocated to Russell as interim Sub-Adviser. During the reporting period, the Funds have not allocated assets to Russell.

The Adviser waived Investment Advisory fees and/or reimbursed expenses as outlined in Note 3F and reflected on the Statement of Operations.

B. Administration and Accounting Fees — Pursuant to an Administrative Agency Agreement, Brown Brothers Harriman & Co. (the “Administrator”) provides certain administration and fund accounting services to the Funds.

C. Distribution Fees — Pursuant to a Distribution Agreement, Foreside Fund Services, LLC (the “Distributor”), will serve as the Funds’ principal underwriter and acts as the agent of the Funds in connection with the continuous offering of shares of each Fund. The Distributor and its officers have no role in determining the investment policies or which securities are to be purchased or sold by the Funds. The Distributor does not receive compensation from the Funds, but instead is compensated by the Adviser for certain distribution-related expenses.

D. Custodian — Pursuant to a Custodian Agreement, Brown Brothers Harriman & Co. serves as the custodian (the “Custodian”) for each of the Funds and is responsible for holding portfolio securities and cash and maintaining the books of account and records of portfolio transactions.

E. Transfer Agent — Pursuant to a Transfer Agency and Service Agreement, DST Asset Manager Solutions, Inc. (the “Transfer Agent”) serves as each Fund’s transfer and dividend disbursing agent. The Transfer Agent is responsible for maintaining account records, detailing the ownership of Fund shares and for crediting income, capital gains and other changes in share ownership to shareholder accounts.

F. Waivers and Reimbursements — The Adviser has contractually agreed through at least April 30, 2027, to waive any management fees that exceed the aggregate management fees the Adviser is contractually required to pay each Fund’s Sub-Advisers. Thereafter, this waiver will continue for subsequent one year terms unless terminated in accordance with its terms. Such waivers are not subject to reimbursement by the Funds. The Adviser has also contractually agreed through at least April 30, 2027 to reimburse expenses to the extent Total Annual Fund Operating Expenses (excluding acquired fund fees and expenses, if any, dividend and interest expenses related to short sales, brokerage fees, interest on borrowings, taxes, expenses related to litigation and potential litigation, and extraordinary expenses) exceed the following percentages of the average daily net assets of each Fund (the “Expense Cap”):

Fund Name	Expense Cap
Six Circles Ultra Short Duration Fund	0.40%
Six Circles Tax Aware Intermediate Duration Fund*	0.40%
Six Circles U.S. Unconstrained Equity Fund	0.45%
Six Circles International Unconstrained Equity Fund	0.50%
Six Circles Global Bond Fund	0.40%
Six Circles Tax Aware Bond Fund	0.40%
Six Circles Credit Opportunities Fund	0.95%
Six Circles Multi-Strategy Fund	1.45%

*	Formerly Six Circles Tax Aware Ultra Short Duration Fund, which changed its name, investment objective and main investment strategy effective May 1, 2026.

An expense reimbursement by a Fund’s Adviser is subject to repayment by the Fund only to the extent it can be made within thirty-six months following the date of such reimbursement by the Adviser. Repayment must be limited to amounts that would not cause a Fund’s operating expenses (taking into account any reimbursements or waiver by the Adviser and repayments by the Fund) to exceed the Expense Cap in effect at the time of the reimbursement by the Adviser or at the time of repayment by the Fund. This expense reimbursement is in effect through April 30, 2027, at which time the Adviser and/or its affiliates will determine whether to renew or revise it.

JUNE 30, 2026	SIX CIRCLES TRUST	717

NOTES TO FINANCIAL STATEMENTS

AS OF JUNE 30, 2026 (Unaudited) (continued)

For the period ended June 30, 2026, there were no amounts reimbursed by the Adviser, nor were there amounts available for potential future recoupment by the Adviser.

G. Cross Trades — The Funds may participate in purchase and sale transactions with other Six Circles Funds. These cross trades are executed in accordance with procedures adopted by the Trust’s Board and comply with Rule 17a-7 of the 1940 Act, which require, among other things, that such cross trades be effected at the independent current market price of the security. During the period ended June 30, 2026 the aggregate value of purchases and sale cross trades with other Six Circles Funds were as follows (amounts in thousands):

Fund Name	Purchases	Sales	Realized gain/loss
Six Circles U.S. Unconstrained Equity Fund	$7,225	$3,619	$(181)
Six Circles International Unconstrained Equity Fund	—	1,705	(636)

4. Investment Transactions

During the period ended June 30, 2026 purchases and sales of investments (excluding short-term investments) were as follows (amounts in thousands):

	Purchases (excluding U.S. Government)	Sales (excluding U.S. Government)	Purchases of U.S. Government	Sales of U.S. Government
Six Circles Ultra Short Duration Fund	$310,627	$101,867	$87,771	$91,811
Six Circles U.S. Unconstrained Equity Fund	9,288,975	7,897,003	—	—
Six Circles International Unconstrained Equity Fund	3,483,498	2,748,842	—	—
Six Circles Global Bond Fund	4,286,072	2,348,869	9,582,978	8,792,554
Six Circles Tax Aware Bond Fund	5,162,488	1,219,911	140	174
Six Circles Credit Opportunities Fund	1,924,448	(1,139,427)	141,003	109,943
Six Circles Multi-Strategy Fund	447,441	(247,461)	6,282,502	6,091,277
Six Circles Tax Aware Intermediate Duration Fund*	2,066,351	1,014,677	155,606	130,998

*	Formerly Six Circles Tax Aware Ultra Short Duration Fund, which changed its name, investment objective and main investment strategy effective May 1, 2026.

5. Risks, Concentrations and Indemnifications

In the normal course of business, the Funds enter into contracts that contain a variety of representations which provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown. The amount of exposure would depend on future claims that may be made against the Funds that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

Since Six Circles U.S. Unconstrained Equity Fund, Six Circles International Unconstrained Equity Fund, Six Circles Global Bond Fund, and Six Circles Multi-Strategy Fund are non-diversified, they may invest a greater percentage of their assets in a particular issuer or group of issuers than a diversified fund would. This increased investment in fewer issuers may result in Funds’ shares being more sensitive to economic results among those issuing the securities.

The Six Circles Ultra Short Duration Fund, Six Circles Tax Aware Intermediate Duration Fund, Six Circles International Unconstrained Equity Fund, Six Circles Global Bond Fund and Six Circles Credit Opportunities Fund invest in foreign issuers and foreign securities (including depositary receipts) which are subject to additional risks, including political and economic risks, unstable governments, civil conflicts and war, greater volatility, decreased market liquidity, expropriation and nationalization risks, sanctions or other measures by the United States or other governments, currency fluctuations, higher transaction costs, delayed settlement, possible foreign controls on investment, and less stringent investor protection and disclosure standards of foreign markets. The securities markets of many foreign countries are relatively small, with a limited number of companies representing a small number of industries. If foreign securities are denominated and traded in a foreign currency, the value of a Fund’s foreign holdings can be affected by currency exchange rates and exchange control regulations. In certain markets where securities and other instruments are not traded “delivery versus payment,” a Fund may not receive timely payment for securities or other instruments it has delivered or receive delivery of securities paid for and may be subject to increased risk that the counterparty will fail to make payments or delivery when due or default completely. Foreign market trading hours, clearance and settlement procedures, and holiday schedules may limit a Fund’s ability to buy and sell securities.

Events and evolving conditions in certain economies or markets may alter the risks associated with investments tied to countries or regions that historically were perceived as comparatively stable becoming riskier and more volatile. These risks are magnified in countries in “emerging markets.” Emerging market countries typically have less-established economies than developed countries and may face greater social, economic, regulatory and political uncertainties. In addition, emerging markets typically present greater illiquidity and price volatility concerns due to smaller or limited local capital markets and greater difficulty in determining market valuations of securities due to limited public information on issuers. Additionally, investors may have substantial difficulties bringing legal actions to enforce or protect investors’ rights, which can increase the risks of loss.

Certain emerging market countries may be subject to less stringent requirements regarding accounting, auditing, financial reporting and record keeping and therefore, material information related to an investment may not be available or reliable. In addition, a Fund is limited in its ability to exercise its legal rights or enforce a counterparty’s legal obligations in certain jurisdictions outside of the United States, in particular, in emerging markets countries.

718	SIX CIRCLES TRUST	JUNE 30, 2026

The Six Circles International Unconstrained Equity Fund, Six Circles Global Bond Fund and Six Circles Credit Opportunities Fund invest a portion of their assets in the Asia Pacific region. The economies in the Asia Pacific region are in all stages of economic development and may be intertwined. The small size of securities markets and the low trading volume in some countries in the Asia Pacific Region may lead to a lack of liquidity. Also, some Asia Pacific economies and financial markets have been extremely volatile in recent years. Many of the countries in the region are developing, both politically and economically. They may have relatively unstable governments and economies based on only a few commodities or industries. The share prices of companies in the region tend to be volatile and there is a significant possibility of loss. Also, some companies in the region may have less established product markets or a small management group and they may be more vulnerable to political or economic conditions, like nationalization. In addition, some countries have restricted the flow of money in and out of the country.

Certain of the currencies in the Asia Pacific region have experienced extreme volatility relative to the U.S. dollar. For example, Thailand, Indonesia, the Philippines and South Korea have had currency crises and have sought help from the International Monetary Fund. Holding securities in currencies that are devalued (or in companies whose revenues are substantially in currencies that are devalued) will likely decrease the value of a Fund’s holdings.

The trading volume on some Asia Pacific region stock exchanges is much lower than in the United States, and Asia Pacific region securities of some companies are less liquid and more volatile than similar U.S. securities. In addition, brokerage commissions on regional stock exchanges are fixed and are generally higher than the negotiated commissions in the United States. The imposition of tariffs or other trade barriers, or a downturn in the economy of a significant trading partner could adversely impact Asia Pacific companies. If a Fund concentrates in the Asia Pacific region, such Fund’s performance may be more volatile than that of a fund that invests globally. If Asia Pacific securities fall out of favor, it may cause a fund that concentrates in the Asia Pacific region to underperform funds that do not concentrate in the Asia Pacific region.

The Six Circles International Unconstrained Equity Fund performance may be affected by political, social and economic conditions in the various countries in which it invests in Europe and in Europe more generally, such as growth of the economic output (the gross national product), the rate of inflation, the rate at which capital is reinvested into European economies, the success of governmental actions to reduce budget deficits, the resource self sufficiency of European countries and interest and monetary exchange rates between European countries. European financial markets may experience volatility due to concerns about high government debt levels, credit rating downgrades, rising unemployment, the future of the euro as a common currency, possible restructuring of government debt and other government measures responding to those concerns, and fiscal and monetary controls imposed on member countries of the European Union.

The Six Circles International Unconstrained Equity Fund and Six Circles Credit Opportunities Fund may have investments in Mainland China, Hong Kong and Taiwan that are subject to significant legal, regulatory, monetary and economic risks, as well as the potential for regional and global conflicts, including actions that are contrary to the interests of the U.S.

As of June 30, 2026, the Six Circles International Unconstrained Equity Fund had non-U.S. country allocations representing greater than 10% of Net Assets allocated as follows:

France	Germany	Switzerland	United Kingdom
10.8%	15.2%	12.8%	20.3%

As of June 30, 2026, the Six Circles Global Bond Fund had non-U.S. country allocations representing greater than 10% of Net Assets allocated as follows:

China	Japan
13.8%	11.0%

As of June 30, 2026 a significant portion of the Six Circles International Unconstrained Equity and Six Circles Global Bond Funds’ net assets consisted of securities that were denominated in foreign currencies. Changes in foreign currency exchange rates will affect the value of a Fund’s securities and the price of a Fund’s shares. Generally, when the value of the U.S. dollar rises relative to a foreign currency, an investment impacted by that currency loses value because that currency is worth less in U.S. dollars. Currency exchange rates may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates. Devaluation of a currency by a country’s government or banking authority also will have a significant impact on the value of any investments denominated in that currency. Overnight bank deposits of foreign currency can result in negative interest rates based on monetary policies in that respective country. Currency markets generally are not as regulated as securities markets, may be riskier than other types of investments and may increase the volatility of a Fund. Although a Fund may attempt to hedge its currency exposure into the U.S. dollar, it may not be successful in reducing the effects of currency fluctuations. A Fund may also hedge from one foreign currency to another. In addition, a Fund’s use of currency hedging may not be successful, including due to delays in placing trades and other operational limitations, and the use of such strategies may lower a Fund’s potential returns.

The Six Circles Ultra Short Duration Fund, Six Circles Tax Aware Intermediate Duration Fund, Six Circles Global Bond Fund, Six Circles Tax Aware Bond Fund, Six Circles Credit Opportunities Fund and Six Circles Multi-Strategy Fund are subject to risks associated with mortgage-related and asset backed securities, including certain municipal housing authority obligations, collateralized loan obligations and collateralized debt obligations, are subject to certain other risks. The value of these securities will be influenced by the factors affecting the housing market or other assets underlying such securities. As a result, during periods of declining asset values, difficult or frozen credit markets, significant changes in interest rates, or deteriorating economic conditions, mortgage-related and asset-backed securities may decline in value, face valuation difficulties, become more volatile and/or become illiquid. These securities are also subject to prepayment and call risk. In periods of declining interest rates, the Funds may be subject to contraction risk which is the risk that borrowers will increase the rate at which they prepay the maturity value of mortgages and other

JUNE 30, 2026	SIX CIRCLES TRUST	719

NOTES TO FINANCIAL STATEMENTS

AS OF JUNE 30, 2026 (Unaudited) (continued)

obligations. When mortgages and other obligations are prepaid and when securities are called, the Funds may have to reinvest in securities with a lower yield or fail to recover additional amounts (i.e., premiums) paid for securities with higher interest rates, resulting in an unexpected capital loss and/or a decrease in the amount of dividends and yield. In periods of either rising or declining interest rates, the Funds may be subject to extension risk which is the risk that the expected maturity of an obligation will lengthen in duration due to a decrease in prepayments. As a result, in certain interest rate environments, the Funds may exhibit additional volatility. Mortgage-related and other asset backed securities may be issued by private issuers or issued, or guaranteed, by government or government-sponsored entities. The mortgage loans underlying privately issued mortgage-related securities may not be subject to the same underwriting requirements for the underlying mortgages that are applicable to those mortgage-related securities that have government or government-sponsored entity guarantees. As a result, the mortgage loans underlying privately issued mortgage-related securities may have less favorable collateral, credit risk, or other underwriting characteristics than government or government sponsored entity mortgage-related securities that have wider variances in a number of terms including interest rate, term, size, purpose and borrower characteristics. There is no government or government-sponsored entity guarantee for such privately issued investments and thus a Fund faces an increased risk of loss with respect to such privately issued investments.

The Funds may be subject to the risks associated with investments in derivatives, including futures, options, swaps and forward contracts, which may be riskier than other types of investments and may increase the volatility of a Fund. Derivatives may be sensitive to changes in economic and market conditions and may create leverage, which could result in losses that significantly exceed a Fund’s original investment. The Funds may be more volatile than if a Fund had not been leveraged because the leverage tends to exaggerate any effect on the value of a Fund’s portfolio securities. Certain derivatives expose a Fund to counterparty risk, which is the risk that the derivative counterparty will not fulfill its contractual obligations (and includes credit risk associated with the counterparty). Certain derivatives are synthetic instruments that attempt to replicate the performance of certain reference assets. With regard to such derivatives, a Fund does not have a claim on the reference assets and is subject to enhanced counterparty risk. Derivatives may not perform as expected, so a Fund may not realize the intended benefits. When used for hedging, the change in value of a derivative may not correlate as expected with the security or other risk being hedged. In addition, given their complexity, derivatives expose a Fund to risks of mispricing or improper valuation. Derivatives also can expose a Fund to derivative liquidity risk, which includes the risks involving the liquidity demands that derivatives can create to make payments of margin, collateral, or settlement payments to counterparties, legal risk, which includes the risk of loss resulting from insufficient or unenforceable contractual documentation, insufficient capacity or authority of a Fund’s counterparty and operational risk, which includes documentation or settlement issues, system failures, inadequate controls and human error. Derivatives also subject a Fund to liquidity risk because the liquidity of derivatives is often based on the liquidity of the underlying instruments. In addition, the possible lack of a liquid secondary market for derivatives and the resulting inability of a Fund to sell or otherwise close a derivatives position could expose a Fund to losses and could make derivatives more difficult for a Fund to value accurately.

The Fund may have exposure to the credit risk of counterparties with which it deals in connection with the investment of its assets, whether engaged in exchange-traded or off-exchange transactions or through brokers, dealers, custodians and exchanges through which it engages. In addition, many protections afforded to cleared transactions, such as the security afforded by transacting through a clearinghouse, might not be available in connection with over-the-counter (“OTC”) transactions. Therefore, in those instances in which the Fund enters into OTC transactions, the account will be subject to the risk that its direct counterparty will not perform its obligations under the transactions and will sustain losses.

The Six Circles Ultra Short Duration Fund, Six Circles Tax Aware Intermediate Duration Fund, Six Circles Global Bond Fund, Six Circles Tax Aware Bond Fund, Six Circles Credit Opportunities Fund and Six Circles Multi-Strategy Fund may be subject to the risks associated with investments in instruments including junk bonds, loans and instruments that are issued by companies that are highly leveraged, less creditworthy or financially distressed. These investments are considered to be speculative and are subject to greater risk of loss, greater sensitivity to economic changes, valuation difficulties and potential illiquidity. Such investments may be subject to additional risks including subordination to other creditors, no collateral or limited rights in collateral, lack of a regular trading market, extended settlement periods, liquidity risks, prepayment risks, potentially less protection under the federal securities laws and lack of publicly available information. A Fund will not have direct recourse against the borrower when a Fund invests in a loan participation. High yield securities and loans that are deemed to be liquid at the time of purchase may become illiquid.

The Funds may make investments that are illiquid or that may become less liquid in response to market developments or adverse investor perceptions. Illiquid investments may be more difficult to value. The liquidity of portfolio securities can deteriorate rapidly due to credit events affecting issuers or guarantors, such as a credit rating downgrade, or due to general market conditions or a lack of willing buyers. An inability to sell one or more portfolio positions, or selling such positions at an unfavorable time and/ or under unfavorable conditions, can increase the volatility of a Fund’s NAV per share. Liquidity risk may also refer to the risk that a Fund will not be able to pay redemption proceeds within the allowable time period because of unusual market conditions, an unusually high volume of redemption requests, or other reasons. Liquidity risk may be the result of, among other things, the reduced number and capacity of traditional market participants to make a market in fixed income securities or the lack of an active market. The potential for liquidity risk may be magnified by a rising interest rate environment or other circumstances where investor redemptions from money market and other fixed income mutual funds may be higher than normal, potentially causing increased supply in the market due to selling activity.

Economies and financial markets throughout the world are becoming increasingly interconnected, which increases the likelihood that events or conditions in one country or region will adversely impact markets or issuers in other countries or regions. Securities in a Fund’s portfolio may underperform in comparison to securities in general financial markets, a particular financial market or other asset classes, due to a number of factors, including inflation (or expectations for inflation), deflation (or expectations for deflation), interest rates, global demand for particular products or resources, market instability, debt crises and downgrades, embargoes, tariffs, sanctions and other trade barriers, regulatory events, other governmental trade or market control programs, and related geopolitical events. In addition, the value of a Fund’s investments may be negatively affected by the occurrence of global events such as war, terrorism, environmental disasters, natural disasters or events, country instability and infectious disease epidemics or pandemics. The effects that any future pandemic or other global event can have upon public health and business and market conditions may have a significant negative impact on the performance of a Fund’s investments, increase a Fund’s volatility, negatively impact a Fund’s arbitrage and pricing mechanisms, exacerbate preexisting

720	SIX CIRCLES TRUST	JUNE 30, 2026

political, social and economic risks to a Fund, and negatively impact broad segments of businesses and populations. In addition, governments, their regulatory agencies, or self regulatory organizations have taken or may take actions in response to a pandemic or other global event that affect the instruments in which a Fund invests, or the issuers of such instruments, in ways that could have a significant negative impact on a Fund’s investment performance. The ultimate impact of any pandemic or other global event and the extent to which the associated conditions and governmental response impact a Fund will also depend on future developments, which are highly uncertain, difficult to accurately predict and subject to frequent changes.

The Funds may also invest in shares of other investment companies and ETFs. ETFs are ownership interests in unit investment trusts, depositary receipts, and other pooled investment vehicles that hold a portfolio of securities or stocks many of which are designed to track the price performance and dividend yield of a particular broad-based, sector or international index. ETFs include a wide range of investments. Shareholders bear both their proportionate share of a Fund’s expenses and similar expenses of the underlying investment company or ETF when a Fund invests in shares of another investment company or ETF. A Fund is subject to the risks associated with the ETF’s or investment company’s investments. ETFs, investment companies and other investment vehicles that invest in commodities or currencies are subject to the risks associated with direct investments in commodities or currencies. The price and movement of an ETF or closed-end fund designed to track an index may not track the index and may result in a loss. In addition, closed-end funds that trade on an exchange often trade at a price below their NAV (also known as a discount). Certain ETFs or closed-end funds traded on exchanges may be thinly-traded and experience large spreads between the “ask” price quoted by a seller and the “bid” price offered by a buyer.

The Six Circles U.S. Unconstrained Equity Fund may invest in companies in the healthcare sector which may be subject to extensive government regulation and their profitability can be significantly affected by restrictions on government reimbursement for medical expenses, rising costs of medical products and services, pricing pressure (including price discounting), limited product lines and an increased emphasis on the delivery of healthcare through outpatient services. Companies in the healthcare sector are heavily dependent on obtaining and defending patents, which may be time consuming and costly, and the expiration of patents may also adversely affect the profitability of these companies. Healthcare companies are also subject to extensive litigation based on product liability and similar claims. In addition, their products can become obsolete due to industry innovation, changes in technologies or other market developments. Many new products in the healthcare sector require significant research and development and may be subject to regulatory approvals, all of which may be time consuming and costly with no guarantee that any product will come to market. Several legislative proposals concerning healthcare have been considered by the U.S. Congress in recent years and it is unclear what proposals will ultimately be enacted, if any, and what effect they may have on companies in the healthcare sector.

The Six Circles U.S. Unconstrained Equity Fund may invest in technology companies which may face intense competition, both domestically and internationally, which may have an adverse effect on their profit margins. Technology companies may have limited product lines, markets, financial resources or personnel. The products of technology companies may face obsolescence due to rapid technological developments, frequent new product introduction, unpredictable changes in growth rates and competition for the services of qualified personnel. Companies in the information technology sector are heavily dependent on patent and intellectual property rights. The loss or impairment of these rights may adversely affect the profitability of these companies.

The Six Circles Ultra Short Duration Fund, Six Circles U.S. Unconstrained Equity Fund, Six Circles International Unconstrained Equity Fund, Six Circles Global Bond Fund and Six Circles Credit Opportunities Fund may invest in financial services companies that are subject to extensive governmental regulation which may limit both the amounts and types of loans and other financial commitments they can make, the interest rates and fees they can charge, the scope of their activities, the prices they can charge and the amount of capital they must maintain. Profitability is largely dependent on the availability and cost of capital funds and can fluctuate significantly when interest rates change or due to increased competition. In addition, deterioration of the credit markets generally may cause an adverse impact in a broad range of markets, including U.S. and international credit and interbank money markets generally, thereby affecting a wide range of financial institutions and markets. Certain events in the financials sector may cause an unusually high degree of volatility in the financial markets, both domestic and foreign, and cause certain financial services companies to incur large losses. Securities of financial services companies may experience a dramatic decline in value when such companies experience substantial declines in the valuations of their assets, take action to raise capital (such as the issuance of debt or equity securities), or cease operations. Credit losses resulting from financial difficulties of borrowers and financial losses associated with investment activities can negatively impact the sector. Insurance companies may be subject to severe price competition. Adverse economic, business or political developments could adversely affect financial institutions engaged in mortgage finance or other lending or investing activities directly or indirectly connected to the value of real estate.

The Funds’ investments in bonds and other debt securities will change in value based on changes in interest rates. If rates increase, the value of these investments generally declines. Securities with greater interest rate sensitivity and longer maturities generally are subject to greater fluctuations in value. A Fund may invest in variable and floating rate securities. Although these instruments are generally less sensitive to interest rate changes than fixed rate instruments, the value of variable and floating rate securities may decline if their interest rates do not rise as quickly, or as much, as general interest rates. A Fund may face a heightened level of interest rate risk due to certain changes in monetary policy. It is difficult to predict the pace at which central banks or monetary authorities may increase or decrease interest rates or the timing, frequency, or magnitude of such increases or decreases. Any such changes could be sudden and could expose debt markets to significant volatility and reduced liquidity for Fund investments. A Fund’s investments may be subject to the risk that issuers and/or counterparties will fail to make payments when due or default completely. If an issuer’s or a counterparty’s financial condition worsens, their credit quality may deteriorate. Prices of a Fund’s investments may be adversely affected if any of the issuers or counterparties it is invested in are subject to an actual or perceived deterioration in their credit quality. Credit spreads may increase, which may reduce the market values of a Fund’s securities. Credit spread risk is the risk that economic and market conditions or any actual or perceived credit deterioration may lead to an increase in the credit spreads (i.e., the difference in yield between two securities of similar maturity but different credit quality) and a decline in price of the issuer’s securities.

The Six Circles Tax Aware Intermediate Duration Fund and Six Circles Tax Aware Bond Fund are subject to municipal obligations risk. The risk of a municipal obligation generally depends on the financial and credit status of the issuer. Changes in a municipality’s financial health may make it

JUNE 30, 2026	SIX CIRCLES TRUST	721

NOTES TO FINANCIAL STATEMENTS

AS OF JUNE 30, 2026 (Unaudited) (continued)

difficult for the municipality to make interest and principal payments when due. This could decrease a Fund’s income or hurt the ability to preserve capital and liquidity. Under some circumstances, municipal obligations might not pay interest unless the state legislature or municipality authorizes money for that purpose. Municipal obligations may be more susceptible to downgrades or defaults during recessions or similar periods of economic stress. For example, the current COVID-19 pandemic has significantly stressed the financial resources of many municipalities, which may impair their ability to meet their financial obligations and harm the value of a Fund’s investments. In addition, since some municipal obligations may be secured or guaranteed by banks and other institutions, the risk to a Fund could increase if the banking or financial sector suffers an economic downturn and/or if the credit ratings of the institutions issuing the guarantee are downgraded or at risk of being downgraded by a national rating organization. Such a downward revision or risk of being downgraded may have an adverse effect on the market prices of the bonds and thus the value of a Fund’s investments. In addition to being downgraded, an insolvent municipality may file for bankruptcy. The reorganization of a municipality’s debts may significantly affect the rights of creditors and the value of the securities issued by the municipality and the value of a Fund’s investments.

The Six Circles Credit Opportunities Fund and the Six Circles Multi-Strategy Fund are indirectly exposed to the risks associated with the subsidiaries’ investments. There can be no assurance that the investment objective of the Funds’ or the subsidiaries will be achieved. The subsidiaries are not registered under the 1940 Act, and are not subject to all the investor protections of the 1940 Act.

6. Income Taxes and Distributions to Shareholders

GAAP requires that certain components of net assets be reclassified between financial and tax reporting. Temporary differences do not require reclassification. Temporary differences and permanent reclassifications have no effect on net assets. For the fiscal year ended December 31, 2025, the Funds made permanent book-to-tax reclassifications primarily related to investments partnerships, real estate investment trusts (“REITs”), taxable overdistributions, income and gains or losses derived from Cayman funds, investments in passive foreign investment companies (“PFICs”), investments in swap contracts, foreign currency contracts, callable bonds, debt to equity perpetual bond investments, defaulted bonds, and distribution reclasses.

For Federal income tax purposes, the estimated cost and unrealized appreciation (depreciation) in value of investments held at June 30, 2026 were as follows (amounts in thousands):

	Aggregate Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Six Circles Ultra Short Duration Fund	$1,114,210	$5,252	$(4,717)	$535
Six Circles Tax Aware Intermediate Duration Fund*	2,128,772	9,532	(526)	9,006
Six Circles U.S. Unconstrained Equity Fund	22,108,792	14,152,979	(497,005)	13,655,974
Six Circles International Unconstrained Equity Fund	14,282,947	7,813,143	(527,543)	7,285,600
Six Circles Global Bond Fund	20,020,341	720,480	(883,725)	(163,245)
Six Circles Tax Aware Bond Fund	18,128,207	192,900	(197,420)	(4,520)
Six Circles Credit Opportunities Fund	5,370,561	256,353	(110,043)	146,310
Six Circles Multi-Strategy Fund	3,042,313	32,013	(41,462)	(9,449)

*	Formerly Six Circles Tax Aware Ultra Short Duration Fund, which changed its name, investment objective and main investment strategy effective May 1, 2026.

As of December 31, 2025, the following Funds had the following post-enactment net capital loss carryforwards (amounts in thousands):

	Capital Loss Carryforward Character
	Short-Term	Long-Term
Six Circles Ultra Short Duration Fund	$4,286	$1,462
Six Circles Tax Aware Intermediate Duration Fund*	2,675	3,662
Six Circles U.S. Unconstrained Equity Fund	—	—
Six Circles International Unconstrained Equity Fund	99,529	259,833
Six Circles Global Bond Fund	396,576	53,023
Six Circles Tax Aware Bond Fund	54,860	119,312
Six Circles Credit Opportunities Fund	84,426	126,820
Six Circles Multi-Strategy Fund	—	—

*	Formerly Six Circles Tax Aware Ultra Short Duration Fund, which changed its name, investment objective and main investment strategy effective May 1, 2026.

722	SIX CIRCLES TRUST	JUNE 30, 2026

During the year ended December 31, 2025, the following Funds utilized capital loss carryforwards as follows (amounts in thousands):

	Capital Loss Utilized
	Short- Term	Long- Term
Six Circles Ultra Short Duration Fund	—	(191)
Six Circles Tax Aware Ultra Short Duration Fund*	—	(1,226)
Six Circles U.S. Unconstrained Equity Fund	—	—
Six Circles International Unconstrained Equity Fund	(270,325)	(291,052)
Six Circles Global Bond Fund	—	(30,258)
Six Circles Tax Aware Bond Fund	—	—
Six Circles Credit Opportunities Fund	(35,520)	(68,509)
Six Circles Multi-Strategy Fund	—	—

Specified ordinary losses incurred after October 31 within the taxable year are deemed to arise on the first business day of the Funds’ next taxable year. For the year ended December 31, 2025, the Funds deferred to January 1, 2026 the following specified ordinary losses (amounts in thousands):

Specified Ordinary Loss
Six Circles Ultra Short Duration Fund	965
Six Circles Tax Aware Ultra Short Duration Fund*	405
Six Circles International Unconstrained Equity Fund	19,072
Six Circles Credit Opportunities Fund	19,271

*	Formerly Six Circles Tax Aware Ultra Short Duration Fund, which changed its name, investment objective and main investment strategy effective May 1, 2026.

7. Ownership Concentration

As of June 30, 2026, the Funds each had one affiliated omnibus account for the benefit of its clients which owned approximately 99% of its outstanding shares.

8. Subsequent Events

The Funds have evaluated subsequent events through the date of issuance of this report and have determined that there are no material events that require disclosure.

JUNE 30, 2026	SIX CIRCLES TRUST	723

BOARD APPROVAL OF INVESTMENT ADVISORY AGREEMENTS

(Unaudited)

ANNUAL APPROVAL OF THE CONTINUATION OF THE ADVISORY, SUB-ADVISORY AND SUB-SUB-ADVISORY AGREEMENTS

Materials Requested Prior to the Meeting. Prior to the Meeting, Ropes & Gray LLP (“Ropes & Gray” or “Independent Legal Counsel”), counsel to the Independent Trustees, had prepared letters on behalf of the Independent Trustees requesting information from J.P. Morgan Private Investments Inc. (“JPMPI” or the “Adviser”) and each Sub-Adviser and Sub-Sub-Adviser (each as defined below) in connection with the proposed continuance for an additional one-year term of (i) the Investment Advisory Agreement (the “Advisory Agreement”) between the Trust and JPMPI for the Six Circles U.S. Unconstrained Equity Fund (the “U.S. Equity Fund”), the Six Circles International Unconstrained Equity Fund (the “International Equity Fund”), the Six Circles Tax Aware Intermediate Duration Fund (prior to May 1, 2026, the Six Circles Tax-Aware Ultra Short Duration Fund, the “Tax Aware Fund”), the Six Circles Ultra Short Duration Fund (the “Ultra Short Fund”), the Six Circles Managed Equity Portfolio U.S. Unconstrained Fund (the “MEP U.S. Fund”), the Six Circles Managed Equity Portfolio International Unconstrained Fund (the “MEP International Fund”), the Six Circles Global Bond Fund (the “Global Bond Fund”), the Six Circles Tax Aware Bond Fund (the “Tax Aware Bond Fund”), the Six Circles Credit Opportunities Fund (the “Credit Opportunities Fund”) and the Six Circles Multi-Strategy Fund (the “Multi-Strategy Fund”) (collectively the “Funds”), (ii) the Sub-Advisory Agreements in respect of the Funds between JPMPI and each of AHL Partners LLP (“AHL”), Allspring Global Investments, LLC (“Allspring”), BlackRock Investment Management, LLC (“BlackRock”), Capital Fund Management S.A. (“CFM”), Capital International Inc. (“Capital”), Dynamic Beta Investments LLC (“DBI”), Insight North America LLC (“Insight”), Lord, Abbett & Co. LLC (“Lord Abbett”), Mellon Investments Corporation (“Mellon”), Muzinich & Co., Inc. (“Muzinich”), Nuveen Asset Management, LLC (“Nuveen”), PGIM, Inc. (“PGIM”), Pacific Investment Management Company LLC (“PIMCO”), RBC Global Asset Management (UK) Limited (“RBC GAM (UK)”), Russell Investments Implementation Services LLC (“RIIS”) (in the case of RIIS, as a stand-by, interim Sub-Adviser) and T. Rowe Price Associates, Inc. (“TRowePrice”) (each, a “Sub-Adviser” and collectively, the “Sub-Advisers”) and (iii) the Sub-Sub-Advisory Agreements between BlackRock and BlackRock International Limited (“BIL”), Blackrock and BlackRock (Singapore) Limited (“BSL”), PGIM and PGIM Limited (“PGIML”) and RBC GAM(UK) and RBC Global Asset Management (US) Inc. (“RBC GAM(US)”) (each of BIL, BSL, PGIML and RBC GAM(US), a “Sub-Sub-Adviser” and collectively, the “Sub-Sub-Advisers; each Sub-Adviser and its affiliated Sub-Sub-Adviser(s), as applicable, are sometimes collectively referred to herein as a single Sub-Adviser) (each of the Advisory Agreement, the Sub-Advisory Agreements and the Sub-Sub-Advisory Agreements, an “Agreement” and, collectively, the “Agreements”).

The requests were designed to address the requirement under Section 15(c) of the 1940 Act that the Trustees request and evaluate, and that the Adviser and each Sub-Adviser furnish, such information as may be reasonably necessary to evaluate the terms of the Agreements. JPMPI and each Sub-Adviser (on behalf of itself and its affiliated Sub-Sub-Advisers, as applicable) responded to the information requests and provided memoranda and related materials and exhibits for consideration by the Trustees, which were provided to the Trustees in advance of the Meeting and included in the Meeting Materials (together, the “15(c) Materials”).

Set forth below is a summary of the material factors evaluated by the Trustees that formed the basis for the Board’s approval of the continuation of the Agreements. The Trustees’ conclusions as to the approval of the continuation of the Agreements were based on a comprehensive consideration of all information provided to the Trustees. In deciding whether to approve the continuation of the Agreements, the Board did not identify any single factor or particular information that, in isolation, was controlling. Some of the factors that figured particularly in the Trustees’ deliberations are described below, although individual Trustees may have evaluated the information presented differently from one another, attributing different weights to various factors.

Materials Reviewed. In considering the approval of the continuation of the Agreements, the Trustees reviewed the 15(c) Materials and related exhibits and other information which included, among other items, (i) the terms of the Agreements, (ii) comparative fee and expense information and comparative performance information of comparable 1940 Act funds developed by Broadridge Financial Solutions/Lipper (“Broadridge”) and of any comparable funds or accounts managed by the Adviser or a Sub-Adviser, (iii) performance of the Funds compared to applicable benchmarks/indices, (iv) fee schedules and composite performance information with respect to the J.P. Morgan managed accounts and related strategies that invest in the Funds, (v) descriptions of various services and functions performed by the Adviser for the Funds, such as portfolio management, compliance monitoring, risk management, valuation and administrative, accounting, legal and other services, and descriptions of the portfolio management services provided by each Sub-Adviser to the Funds, (vi) the estimated costs to the Adviser of providing such services, (vii) information regarding the Adviser’s and each Sub-Adviser’s compliance policies and procedures applicable to the Funds, (viii) balance sheet and/or other financial information regarding the Adviser and each Sub-Adviser, (ix) information regarding the Adviser’s corporate organizational structure and biographical information of key personnel of the Adviser and its affiliates who provide services to the Funds and similar information for each Sub-Adviser, (x) information regarding estimated profitability to the Adviser from its relationship with the Funds, (xi) information regarding potential economies of scale, and (xii) information regarding potential ancillary or “fall out” benefits

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to the Adviser and its affiliates or a Sub-Adviser and its affiliates from their relationships with the Funds. The Trustees also reviewed a memorandum prepared by Independent Legal Counsel regarding the responsibilities of the Trustees in considering the approval of the continuation of the Agreements under applicable law.

Review Process. Following the Independent Trustees’ receipt and review of the 15(c) Materials, they held an initial meeting via video conference on May 11, 2026 with Independent Legal Counsel to consider the 15(c) Materials. Based on their initial review, the Independent Trustees formulated a number of questions and requests for additional information from the Adviser, which Independent Legal Counsel communicated to the Adviser in writing. The Independent Trustees subsequently held a video meeting on May 20, 2026 (the “May 20 Meeting”) with representatives from the Adviser (sometimes referred to herein as “management”) and counsel, during which management presented to the Trustees regarding the 15(c) Materials and the related proposed continuance of the Agreements, as well the Funds’ distribution-related contracts, and responded to various questions from the Independent Trustees. The Independent Trustees then held a subsequent video meeting on June 8, 2026 with Independent Legal Counsel to further consider the 15(c) Materials and management’s presentations and related deliberations during the May 20 Meeting, which resulted in additional follow-up questions and requests from the Independent Trustees, which were communicated by Independent Legal Counsel to the Adviser. Management addressed each of the Independent Trustees’ additional questions and requests raised from both of their review meetings either in writing or orally during the May 20 Meeting or during the Meeting. The Independent Trustees and Independent Legal Counsel held additional executive sessions in connection with the Meeting, one of which included the interested Chair of the Board and other representatives of the Adviser. The Trustees also received written and oral presentations during the Board’s regular meetings throughout the year on matters related to the Agreements. As indicated, at several points during the review process, Independent Trustees discussed the proposed continuation of the Agreements during executive sessions held with Independent Legal Counsel at which no representatives of management were present.

Nature, Extent and Quality of Services. The Trustees considered the depth and quality of the investment management processes of JPMPI and the Sub-Advisers and Sub-Sub-Advisers, including the experience and capabilities of each entity’s senior management, investment and other personnel, and the overall financial strength and stability of the organizations. The Trustees also considered the nature, extent and quality of the various services JPMPI provides under the Advisory Agreement, including with respect to its selection, evaluation and oversight of each Sub-Adviser and Sub-Sub-Adviser, as well as the administrative and other services JPMPI provides to the Funds, including oversight of the Fund’s administrator and other service providers. In this regard, the Trustees noted JPMPI’s continuing investments in technology and other resources to support its investment management, compliance, accounting, risk management and other services on behalf of the Funds, as well as JPMPI’s continuing efforts to attract and retain qualified personnel to provide services to the Funds and maintain and enhance its related resources and systems. The Trustees also considered JPMPI’s policies, procedures and systems designed to promote the Funds’ compliance with applicable laws and regulations and to conduct effective oversight of each Sub-Adviser, Sub-Sub-Adviser and other Fund service providers, and its processes and communications to keep the Trustees informed about matters relevant to the Funds and their shareholders.

The Trustees also considered the sub-advisory services provided by each Sub-Adviser and Sub-Sub-Adviser to the Funds under the applicable Agreements, including information about the investment personnel of each entity who are responsible for providing services under the applicable Sub-Advisory Agreement or Sub-Sub-Advisory Agreement. The Trustees reviewed the nature and quality of the investment management, research, trading, risk management, compliance and other capabilities of each Sub-Adviser and Sub-Sub-Adviser and the experience and capabilities of the entity’s portfolio management and other personnel who provide services to the Funds. Among other information, the Trustees also took into account certifications received from JPMPI and each Sub-Adviser confirming the adequacy of its compliance program and code of ethics.

Among other information, the Trustees noted that, to date, RIIS had not been called upon to act as an interim Sub-Adviser to any Fund under its Sub-Advisory Agreement (the “RIIS Interim Sub-Advisory Agreement”). In considering the proposed continuance of the RIIS Interim Sub-Advisory Agreement, the Trustees noted that RIIS is paid a minimum annual flat fee per Fund for agreeing to maintain capacity to potentially serve as an interim Sub-Adviser. It was further noted that to the extent a Fund pays RIIS fees for actual portfolio or transition management services provided by RIIS to a Fund during a year in excess of the minimum fee, the minimum fee would not be billed for that Fund for that year. The Trustees also considered the Adviser’s view that the arrangement with RIIS is beneficial to the Funds as RIIS has the ability to cover both fixed income and equity strategies and the capacity to handle a large volume of assets in the event there is a disruption in services from a sub-adviser that manages a large portion of the Funds’ assets.

Investment Performance. As part of their review of the services provided by JPMPI and each Sub-Adviser, the Trustees reviewed the performance of each of the Funds, including in reference to a Broadridge report which contained, among other information, comparisons of each Fund’s total return investment performance

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(Unaudited) (continued)

for 1-, 3- and 5-year (as applicable) and since inception periods ended December 31, 2025 to a performance group and performance universe of peer funds selected by Broadridge and to the Fund’s benchmark index. In reviewing the comparative information, the Trustees took into account JPMPI’s explanation that the peer funds selected by Broadridge and the applicable benchmarks do not provide particularly apt comparisons, given each Fund’s intended role as a completion portfolio for the broader J.P. Morgan managed account portfolios and the bespoke and highly tailored structures of the Funds’ portfolios. The Trustees considered JPMPI’s view that since the role of the Funds is to enhance the relative performance of the total managed account portfolios in which they are held, the Trustees should also take into account and evaluate the performance of the Funds in the context of the broader portfolios they are intended to complete and on the basis of whether the Funds serve their intended purposes. In this regard, the Board received representations from JPMPI’s Chief Investment Officer (“CIO”) team regarding the utility of the Funds in serving their intended purposes, including how they have served to enhance access to investment ideas and have increased portfolio efficiency for the managed account strategies that invest in the Funds.

The Trustees also considered information provided with the 15(c) Materials and throughout the year by JPMPI with respect to its diligence, selection process and monitoring of the performance of the Funds’ Sub-Advisers and Sub-Sub-Advisers on behalf of the applicable Funds. In this regard, the Trustees received and took into account supplemental information regarding the performance of individual sleeves of the Funds’ portfolios managed by a Sub-Adviser or Sub-Sub-Adviser in comparison to performance benchmark(s), which included customized benchmarks in certain cases. In addition, the Trustees received and reviewed composite performance information for J.P. Morgan managed account portfolios that invest in the Funds, along with related performance attribution information. The Trustees also considered the results of reviews of the performance of the Sub-Advisers and Sub-Sub-Advisers by the J.P. Morgan Investment Performance Governance Committee (“IPGC”), a separate committee within JPMorgan responsible for providing ongoing oversight of third-party investment strategies, and related reports provided by IPGC to the Board throughout the year. The Trustees took into account indications from IPGC that it has been satisfied with the performance of each Sub-Adviser and Sub-Sub-Adviser, and that the Funds have to date served and continue to serve their intended purposes as completion portfolios for JPMorgan separate account strategies.

Fees and Total Expenses. In considering the fees and expenses of each Fund, the Trustees took into account a number of factors, including the type and complexity of the services provided to the Funds under the Agreements, the estimated cost of providing such services, the risks assumed by JPMPI in serving as investment adviser to the Funds and providing such services, the impact on potential returns from different levels of fees, the competitive marketplace for financial products, and the attractiveness of potential returns to investors in the Funds. The Trustees noted that the advisory fee rate payable to JPMPI under the Advisory Agreement is the same for all Funds, with the exception of the Credit Opportunities Fund and the Multi-Strategy Fund, each of which has a higher advisory fee rate to account for the higher cost sub-advisers and strategies within the Fund. They also took into account JPMPI’s explanation that each Fund receives substantially similar investment management services from JPMPI, including asset allocation, investment oversight and other management services. In addition, the Trustees took into account that the Adviser had contractually agreed to (i) reimburse expenses for the Funds to the extent the total expense ratio for each Fund exceeds a certain specified limit and (ii) waive any advisory fees that exceed the aggregate sub-advisory fees JPMPI is contractually required to pay to the Sub-Advisers, and that JPMPI was proposing to continue those arrangements for an additional year.

The Trustees reviewed the advisory fees and total expenses of each Fund (each as a percentage of average net assets) in comparison to the average and median fees and expenses of peer funds within two peer expense groups and an expense universe identified by Broadridge. They noted that two expense groups were identified by Broadridge for each Fund, one of which included institutional 1940 Act funds, and the other only pure index exchange-traded funds (“ETFs”) in light of the Funds’ index-based strategies, and that the expense universe identified by Broadridge included a broader group of institutional 1940 Act funds. The Trustees took into account that each Fund was in the 1st quintile (i.e., having among the lowest fees/expenses) for actual management fees and total expenses in comparison to the Broadridge expense group and expense universe for institutional 1940 Act funds as well as the expense group including only ETFs, with the exception of (i) the Ultra Short Fund, which was in the 3rd and 4th quintiles for actual management fees and total expenses, respectively, in the expense group including only ETFs, (ii) the Tax Aware Bond Fund, which was in the 3rd quintile for both actual management fees and total expenses in the expense group including only ETFs, (iii) the Multi-Strategy Fund, which ranked second among one other fund for actual management fees and total expenses in the expense group including only ETFs, and (iv) the Tax Aware Fund, which ranked third and fourth, respectively, among three other funds for actual management fees and total expenses in the expense group including only ETFs. The Trustees noted that all Funds were in the 1st quintile for contractual management fees in comparison to the Broadridge expense group and universe for institutional 1940 Act funds and the expense group including only ETFs, with the exception of the Credit Opportunities Fund and the Multi-Strategy Fund, both of which were in the 4th quintile of both the Broadridge expense group and universe for institutional 1940 Act funds. They took

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into account, however, that with respect to actual management fees, the Credit Opportunities Fund and the Multi-Strategy Fund were each in the 1st quintile of both the expense groups and the expense universe after taking into account the fee waivers observed for the Fund.

The Trustees also considered information regarding the sub-advisory fee rates paid to each Sub-Adviser under the Sub-Advisory Agreements and found them to be reasonable. In this regard, the Trustees took into account that the Adviser, and not the Funds, pays each Sub-Adviser for its services to the Funds out of the advisory fees that the Adviser receives from the Funds under the Advisory Agreement, and further that the Adviser does not retain any such advisory fees. The Trustees also considered that the fees paid to each Sub-Sub-Adviser are paid by the applicable Sub-Adviser out of the sub-advisory fees it receives from the Adviser.

In considering the continued reasonableness of the sub-advisory fees paid to Blackrock for applicable Funds, the Trustees considered information provided by the Adviser and Blackrock regarding how the services provided by Blackrock’s transition management team (“TRIM”), which were initially focused on facilitating intra-Fund transfers of securities among multiple sleeves of a Fund, have evolved and expanded to become a broader, integrated trade implementation resource for Blackrock’s investment management processes for the Funds. The Trustees took into account the Adviser’s view that the sub-advisory fees paid to Blackrock remain reasonable, including in light of the broader resource TRIM has become, notwithstanding that the Funds’ new custody arrangements no longer require the intra-Fund transfers previously facilitated by TRIM.

The Trustees also reviewed the fee rates of funds or accounts, if any, managed by a Sub-Adviser with comparable investment objectives and strategies to those of a Fund or portfolio sleeve of a Fund sub-advised by the Sub-Adviser. In doing so, the Trustees took into account the Adviser’s views regarding the limitations of fee comparisons to other funds and separately managed accounts that are not registered under the 1940 Act and/or are not publicly offered, in light of the differences in the types and scope of services provided to the Funds compared to those provided to such other funds and accounts. Further, the Trustees took into account the differing levels of services provided and resulting limitations of fee comparisons with respect to other funds or accounts for which a Sub-Adviser serves as primary investment adviser, as opposed to fees charged where a Sub-Adviser serves only in a sub-advisory capacity, as in the case of the Funds. The Trustees also noted management’s representation that JPMPI does not manage any funds or accounts with comparable investment objectives and strategies as those of the Funds, and similar representations from applicable Sub-Advisers indicating that such Sub-Adviser does not manage any comparable funds or accounts with respect to a

Fund or portfolio sleeve it sub-advises. Additionally, the Trustees noted the most-favored nation fee provisions agreed to in the applicable Sub-Advisory Agreements by AHL, Allspring, BlackRock, Capital, CFM, DBI, Insight, Lord Abbett, Mellon, Muzinich, Nuveen, PGIM, PIMCO, RBC GAM (UK), RIIS and TRowePrice, which help ensure that sub-advisory fee rates charged by each such Sub-Adviser with respect to the Funds are no higher than the fees the Sub-Adviser charges to similar clients.

Adviser Costs, Level of Profits and Economies of Scale. The Trustees considered the estimated profits realized by the Adviser from the Advisory Agreement and in connection with the operation of the Funds based on profitability information included in the 15(c) Materials. Among other information, the Trustees considered the Funds’ operating expenses and estimated costs to the Adviser of providing services to the Funds. They also considered the impact of the expense limitation agreement and fee waiver agreement observed by JPMPI with respect to each Fund on the Adviser’s estimated profitability. The Trustees took into account that JPMPI’s estimates indicated that the Adviser has been unprofitable with respect to each of the Funds from inception through December 31, 2025. The Trustees also took into account that, although the Adviser has not realized direct profits with respect to the Funds, J.P. Morgan and its affiliates could be profitable with respect to the managed accounts that invest in the Funds, and received related information and input from the Adviser in this regard.

The Trustees further noted that the advisory fee rates paid to the Adviser do not have break points, but due to the Funds’ fee waiver arrangements, the Adviser does not retain any portion of the advisory fees paid by the Funds and also observes expense limitation arrangements for each Fund, which may allow the Funds to benefit from economies of scale. The Trustees took into account that the Sub-Advisory Agreements with AHL, Allspring, BlackRock, CFM, Insight, Lord Abbett, Muzinich, Nuveen, PGIM, PIMCO, RBC GAM (UK), RIIS and TRowePrice each include breakpoints to their sub-advisory fee rates at certain assets levels.

Ancillary Benefits. The Trustees also considered whether the Adviser and/or the Sub-Advisers or any of their affiliates may receive other ancillary or “fall out” benefits as a result of their relationships with the Funds. The Trustees considered that the Funds benefit the Adviser and its affiliates by enhancing the current discretionary product offering to J.P. Morgan Private Bank, J.P. Morgan Securities and Chase Wealth Management clients. The Trustees considered that the Funds serve to expand JPMPI’s CIO investment opportunities, expand their capacity to invest, and reduce unintended portfolio dispersion. The Trustees also considered that, apart from the Adviser, which does not retain any fees under the Advisory Agreement for managing the Funds, the Funds do not engage any JPMPI affiliates as Fund service providers. The Trustees noted that the Funds utilize unaffiliated/third-party service providers for

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(Unaudited) (continued)

administration, custody, audit and other services. In this regard, the Trustees took into account the Adviser’s representation that no JPMPI affiliate directly profits financially from the Funds themselves. The Trustees considered that the Adviser and/or its affiliates do receive portfolio management fees (“PMFs”) outside of the Funds based on funds held in the Adviser’s discretionary client accounts, including with respect to assets attributable to shares of the Funds held in such accounts. The Trustees took into account, however, the Adviser’s representation that it or its affiliates would receive these PMFs independent of whether the discretionary accounts allocated investments to the Funds or allocated the same assets to a third-party fund or other investment.

The Trustees also took into account that none of the Sub-Advisers are affiliated with any of the Funds’ other service providers, and therefore do not benefit from those contractual relationships. The Trustees also considered portfolio trading practices of RIIS, noting the relatively low trading costs that RIIS expects to incur in completing portfolio transactions for the Funds, should the services be used. Additionally, the Trustees considered that RIIS may receive ancillary benefits of receiving fees from serving as transition manager to the Funds under the Implementation Services Agreement between the Adviser and RIIS. In this regard, the Trustees noted that those transition management fees are not contingent on RIIS serving as an interim Sub-Adviser for the Funds and would be for services that are distinct from any actual sub-advisory services RIIS provides or its agreement to standby to serve as an interim sub-adviser, and further that RIIS has not to date actually served as an interim Sub-Adviser for any Fund. The Trustees also considered the proprietary nature of the Funds and whether any benefits result to the Adviser by placing assets of J.P. Morgan managed account clients into the Funds. In addition, the Trustees considered whether the Adviser or its affiliates benefit from the Funds’ portfolio trading practices, noting that while the Adviser is affiliated with broker-dealers, no broker-dealer affiliate ordinarily executes portfolio transactions on behalf of the Funds.

The Trustees also took into account that, although the Adviser does not retain any of the advisory fees it receives from the Funds and has to date been unprofitable with respect to its management of the Funds themselves, that the Adviser and its affiliates receive fees for managing the J.P. Morgan managed accounts that invest in the Funds. In this regard, the Trustees discussed with management possible approaches to estimating any imputed profitability to the Adviser or J.P. Morgan from their operation of the Funds taking into account the managed account fees they receive that are attributable to assets invested in the Funds and related expenses, and reviewed related information provided by the Adviser. In this regard, the Trustees took into account the Adviser’s representation that J.P. Morgan would continue to receive the same level of fees from its managed accounts whether the accounts invested in the Funds or in other funds and/or individual securities.

Conclusions. After reviewing and considering these and other factors described herein, the Trustees concluded, in their reasonable business judgment, within the context of their overall conclusions regarding the Agreements and based on information provided and related representations made by the Adviser and Sub-Advisers, that they were satisfied that the fees payable under the Agreements represent reasonable compensation in light of the nature, extent and quality of services provided by the Adviser or Sub-Adviser/Sub-Sub-Adviser, as applicable, and that based on the information provided and taking into account the various assumptions made, the estimated profitability of the Adviser (if any) did not appear to be excessive. Based on their evaluation of factors that they deemed to be material, including, but not limited to, those factors described above, the Trustees, including the Independent Trustees, unanimously concluded that the terms of the Agreements are fair and reasonable to each Fund, and approved the continuance of each Agreement for an additional one-year term.

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APPROVAL OF AMENDMENT TO SUB-ADVISORY AGREEMENTS WITH BLACKROCK INVESTMENT MANAGEMENT, LLC AND RUSSELL INVESTMENTS IMPLEMENTATION SERVICES, LLC FOR SIX CIRCLES TAX AWARE INTERMEDIATE DURATION FUND

(Unaudited)

Materials Requested Prior to the Meeting. Prior to the Meeting, Ropes & Gray LLP (“Ropes & Gray” or “Independent Legal Counsel”), counsel to the Independent Trustees, had prepared letters on behalf of the Independent Trustees requesting information from J.P. Morgan Private Investments Inc. (“JPMPI” or the “Adviser”) and Blackrock Investment Management, LLC (“Blackrock”) in connection with a proposed amendment (the “Proposed Amendment”) to the Sub-Advisory Agreement between the Adviser and Blackrock (the “Blackrock Sub-Advisory Agreement”) to add the Six Circles Tax Aware Intermediate Duration Fund (the “Fund”) series of the Trust. Pursuant to the Proposed Amendment, Blackrock would serve as sub-adviser to a new sleeve of the Fund’s portfolio that will provide exposure to strategies involving passive U.S. Treasury and inflation-linked securities (the “Blackrock Passive Treasury Sleeve”).

The requests were designed to address the requirement under Section 15(c) of the 1940 Act that the Trustees request and evaluate, and that the Adviser and Blackrock furnish, such information as may be reasonably necessary to evaluate the terms of the Proposed Amendment. The Adviser and Blackrock responded to the information requests and provided memoranda and related materials and exhibits for consideration by the Trustees, which were provided to the Trustees in advance of the Meeting and included in the Meeting Materials (together, the “15(c) Materials”).

Set forth below is a summary of the material factors evaluated by the Trustees that formed the basis for the Board’s approval of the Proposed Amendment relating to the Fund and the Blackrock Passive Treasury Sleeve. The Trustees’ conclusions as to the approval of the Proposed Amendment were based on a comprehensive consideration of all information provided to the Trustees. In deciding whether to approve the Proposed Amendment, the Trustees did not identify any single factor or particular information that, in isolation, was controlling. Some of the factors that figured particularly in the Trustees’ deliberations are described below, although individual Trustees may have evaluated the information presented differently from one another, attributing different weights to various factors.

Materials Reviewed. The Trustees took into account the 15(c) Materials relating to the services to be provided by BlackRock to the Fund and the Passive Treasury Sleeve pursuant to the Proposed Amendment and the related discussions during the Meeting. In doing so, the Trustees took into account that the Proposed Amendment would add the Passive Treasury to the Trust’s existing BlackRock Sub-Advisory Agreement with respect to the Fund pursuant to the same terms and conditions that currently apply to the other Passive Treasury Sleeve’s of funds sub-advised by BlackRock. As applicable, certain of the 15(c) Materials were provided by the Adviser and Blackrock in connection with the Board’s contemporaneous 2026 annual review and approval of the continuance of the Adviser’s investment advisory agreement with the Trust (the “Advisory Agreement”) and the Blackrock Sub-Advisory Agreement with respect to other series of the Trust, which also took place at the Meeting.

In considering the Proposed Amendment for approval, the Trustees reviewed the 15(c) Materials and related exhibits and other information which included, among other items, the terms of the Proposed Amendment and related, existing BlackRock Sub-Advisory Agreement, comparative fee and expense information, comparative performance information, fee schedules and composite performance information with respect to the J.P. Morgan managed accounts and related strategies that invest in the Fund, descriptions of various portfolio management and other services and functions to be performed by the Adviser and Blackrock for the Blackrock Passive Treasury Sleeve, information regarding the Adviser’s and Blackrock’s compliance policies and procedures applicable to the Fund and the Blackrock Passive Treasury Sleeve, balance sheet and/or other financial information regarding JPMPI and Blackrock, information regarding estimated profitability to JPMPI from its relationship with the Fund taking into account the Blackrock Passive Treasury Sleeve, information regarding potential economies of scale, and information regarding potential ancillary or “fall out” benefits to the Adviser and its affiliates or Blackrock and its affiliates from their relationships with the Fund and the Blackrock Passive Treasury Sleeve. The Trustees also reviewed a memorandum prepared by Independent Legal Counsel regarding the responsibilities of the Trustees in considering the approval of advisory and sub-advisory agreements under applicable law.

Review Process. Following receipt and review of the 15(c) Materials, the Independent Trustees and Ropes & Gray held a video call, during which the 15(c) Materials and the related Proposed Amendment were considered and discussed. The Trustees also received presentations from representatives of the Adviser and Blackrock regarding the Blackrock Passive Treasury Sleeve and the Proposed Amendment at the Meeting, during which management representatives responded to questions and any outstanding requests regarding the 15(c) Materials. As part of the review process, the Independent Trustees discussed the Proposed Amendment during executive sessions held with Independent Legal Counsel at which no representatives of management were present.

Nature, Extent and Quality of Services. The Trustees considered the depth and quality of the investment management process of Blackrock to be used for the Blackrock Passive Treasury Sleeve of the Fund, including the experience and capabilities of Blackrock’s senior management, investment and other personnel, and the overall financial strength and stability of Blackrock. In doing so, the Trustees considered that Blackrock currently serves as sub-adviser to sleeves (the “Existing Passive Treasury Sleeves”) of two other series of the Trust (Six Circles Tax Aware

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APPROVAL OF AMENDMENT TO SUB-ADVISORY AGREEMENTS WITH BLACKROCK INVESTMENT MANAGEMENT, LLC AND RUSSELL INVESTMENTS IMPLEMENTATION SERVICES, LLC FOR SIX CIRCLES TAX AWARE INTERMEDIATE DURATION FUND

(Unaudited) (continued)

Bond Fund and Six Circles Credit Opportunities Fund) that are managed according to substantially the same U.S. Treasury-based strategies that would used for the Blackrock Passive Treasury Sleeve of the Fund, and by the same investment personnel at Blackrock.

The Trustees reviewed the nature and quality of Blackrock’s investment management, trading, risk management, compliance capabilities and resources, research capabilities, and the experience and capabilities of its portfolio management personnel who would be responsible for the Blackrock Passive Treasury Sleeve of the Fund, and in doing so took into account Blackrock’s services to date as sub-adviser to the Existing Passive Treasury Sleeves. The Trustees also considered the compliance program and code of ethics of Blackrock based on the review and input from the Fund’s Chief Compliance Officer. The Board noted the certificates previously received from Blackrock regarding its compliance program and code of ethics, which represented that Blackrock has compliance policies and procedures in place that are reasonably designed to prevent violations of the U.S. federal securities laws and that Blackrock has adopted a code of ethics that includes provisions reasonably necessary to prevent access persons from engaging in certain specified conduct and violating the code of ethics.

Investment Performance. The Blackrock Passive Treasury Sleeve of the Fund had no performance history to be reviewed by the Trustees. In considering the Proposed Amendment, the Trustees did, however, consider performance information regarding relevant funds and client accounts managed by Blackrock that have comparable investment objectives, strategies and risks to those of the Blackrock Passive Treasury Sleeve, including performance information for the Existing Passive Treasury Sleeves of the other series of the Trust noted above. The Trustees also considered information provided with the 15(c) Materials and throughout the year by the Adviser with respect to its diligence and selection process of Blackrock as a proposed sub-adviser to the Fund for the Blackrock Passive Treasury Sleeve. The Trustees also considered the results of reviews of the performance of BlackRock by the J.P. Morgan Investment Performance Governance Committee (“IPGC”), a separate committee within JPMorgan responsible for providing ongoing oversight of third-party investment strategies, and related reports provided by IPGC to the Board throughout the year. The Board took into account indications from IPGC that it has been satisfied with the performance of BlackRock.

Fees and Total Expenses. In considering the proposed fees and expenses attributable to the Passive Treasury Sleeve of the Fund under the Proposed Amendment, the Trustees noted that the Proposed Amendment would add the Passive Treasury Sleeve to the Trust’s existing BlackRock Sub-Advisory Agreement pursuant to the same terms and conditions that currently apply to the other Passive Treasury Sleeves sub-advised by BlackRock. Additionally, the Trustees considered comparative fee and expense information relating to the Fund provided in connection with the Board’s most recent approval of the continuance of the BlackRock Sub-Advisory Agreement for the Fund at the same Meeting. In doing so, the Trustees took into account a number of factors, including the type and complexity of the services to be provided to the Fund and the Passive Treasury Sleeve, the estimated cost of providing such services, the impact on potential returns from different levels of fees, the competitive marketplace for financial products, and the attractiveness of potential returns to investors in the Fund. The Trustees took into account that JPMPI had contractually agreed to reimburse expenses for the Fund to the extent the total expense ratio exceeds a specified limit and waive any advisory fees that exceeded the aggregate advisory fees JPMPI is contractually required to pay to BlackRock under the BlackRock Sub-Advisory Agreement, and that these arrangements would apply to the Passive Treasury Sleeve. The Trustees also considered the Fund’s advisory fees and total expenses in comparison to the average and median fees and expenses of peer funds identified by Broadridge that were provided in connection with the Board’s most recent approval of the continuance of the BlackRock Sub-Advisory Agreement. In addition, the Trustees considered various information regarding the proposed sub-advisory fee rate to be paid to Blackrock under the Proposed Amendment with respect to the Blackrock Passive Treasury Sleeve and found the proposed rate to be reasonable. Additionally, the Trustees noted the most-favored nations fee provision to be observed by Blackrock included in the Blackrock Sub-Advisory Amendment and the Proposed Amendment, which will help to ensure that sub-advisory fee rates paid to Blackrock with respect to the Passive Treasury Sleeve are no higher than the rates Blackrock charges to similar clients.

Adviser Costs, Level of Profits and Economies of Scale. The Trustees considered the estimated profits to be realized by the Adviser with respect to the Blackrock Passive Treasury Sleeve of the Fund based on profitability information included in the 15(c) Materials and related materials discussed during the Meeting. Among other information, the Trustees considered the Fund’s operating expenses and the estimated cost to the Adviser of providing services to the Fund. They also considered the impact of the expense limitation agreement and fee waiver agreement observed by the Adviser with respect to the Fund on its estimated profitability and that such arrangements would apply to the Blackrock Passive Treasury Sleeve. The Trustees took into account that JPMPI estimates that it will be unprofitable with respect to the Passive Treasury Sleeve and will continue to be unprofitable for at least the upcoming year following the addition of the Passive Treasury Sleeve. The Trustees also took into account that, although JPMPI has not realized direct profits with respect to the Fund, J.P. Morgan and its affiliates could be profitable with respect to the managed accounts that invest in the Fund and the Trustees received related information and input from JPMPI in this regard.

730	SIX CIRCLES TRUST	JUNE 30, 2026

The Trustees further noted that the advisory fee rates paid by the Fund to the Adviser do not have breakpoints, but due to the Fund’s fee waiver arrangements, JPMPI does not retain any portion of the advisory fees paid by the Fund and also observes expense limitation arrangements for the Fund, which may allow the Fund to benefit from economies of scale. The Trustees also took into account that the sub-advisory fee rate under the Proposed Amendment does not include breakpoints.

Ancillary Benefits. The Trustees also considered whether the Adviser and/or Blackrock or any of their affiliates may receive other ancillary or “fall out” benefits as a result of their relationships with the Fund and the Blackrock Passive Treasury Sleeve. The Trustees considered that the Fund (including with the addition of the Blackrock Passive Treasury Sleeve) benefits the Adviser and its affiliates by enhancing current discretionary product offerings to J.P. Morgan Private Bank, J.P. Morgan Securities and Chase Wealth Management clients. The Trustees considered that the Fund and the Passive Treasury Sleeve serve to expand JPMPI’s CIO investment opportunities, expand their current capacity to invest, and reduce unintended portfolio dispersion. The Trustees also considered that, apart from the Adviser, which does not retain any fees under the Advisory Agreement for managing the Fund, the Fund does not engage any JPMPI affiliates as Fund service providers. The Trustees noted that the Fund utilizes unaffiliated/third-party service providers for administration, custody, audit and other services. In this regard, the Trustees took into account the Adviser’s representation that no JPMPI affiliate directly profits financially from the Fund itself.

The Trustees also considered that the Adviser and/or its affiliates do receive portfolio management fees (“PMFs”) outside of the Fund based on funds held in the Adviser’s discretionary client accounts, including with respect to assets attributable to shares of the Fund held in such accounts. The Trustees took into account, however, the Adviser’s representation that it or its affiliates would receive these PMFs independent of whether the discretionary accounts allocated investments to the Fund or allocated the same assets to a third-party fund or other investments.

The Trustees additionally considered that Blackrock is not affiliated with any of the Fund’s service providers, and therefore does not benefit from those contractual relationships. The Trustees also considered the proprietary nature of the Fund and whether any benefits result to the Adviser by placing assets of J.P. Morgan managed account clients into the Fund. In addition, the Trustees considered whether the Adviser or its affiliates benefit from the Fund’s portfolio trading practices, noting that while the Adviser is affiliated with broker-dealers, no broker-dealer affiliate ordinarily executes portfolio transactions on behalf of the Fund.

The Trustees also took into account that the Adviser does not retain any of the advisory fees it receives from the Fund and has to date been unprofitable with respect to its management of the Fund itself, and that this is expected to continue following the addition of the Blackrock Passive Treasury Sleeve. The Trustee noted, however, that the Adviser and its affiliates receive fees for managing the J.P. Morgan managed accounts that invest in the Fund. In this regard, the Trustees discussed with management possible approaches to estimating any imputed profitability to the Adviser or J.P. Morgan from their operation of the Fund taking into account the managed account fees they receive that are attributable to assets invested in the Fund and related expenses, and reviewed related information provided by the Adviser. In this regard, the Trustees took into account the Adviser’s representation that J.P. Morgan would continue to receive the same level of fees from its managed accounts whether the accounts invested in the Fund or in other funds and/or individual securities.

Conclusions. After reviewing and considering these and other factors described herein, the Trustees concluded, in their reasonable business judgment, within the context of their overall conclusions regarding the Proposed Amendment and based on information provided and related representations made by the Adviser and Blackrock, that they were satisfied that the fees payable to Blackrock under the Proposed Amendment with respect to the Blackrock Passive Treasury Sleeve of the Fund represent reasonable compensation in light of the nature, extent and quality of services to be provided by Blackrock and that based on the information provided and taking into account the various assumptions made, the estimated profitability of the Adviser with respect to the Blackrock Passive Treasury Sleeve (if any) did not appear to be excessive. Based on their evaluation of factors that they deemed to be material, including, but not limited to, those factors described above, the Trustees, including the Independent Trustees, unanimously concluded that the terms of the Proposed Amendment are fair and reasonable to the Fund, and approved the Proposed Amendment.

Additional Approval of Amendment to Interim Sub-Advisory Agreement with Russell Investments Implementation Services for Six Circles Tax Aware Intermediate Duration Fund. In addition to the Proposed Amendment to the Blackrock Sub-Advisory Agreement, the Board also considered and approved a proposed amendment (the “RIIS Amendment”) to the Sub-Advisory Agreement (the “RIIS Interim Sub-Advisory Agreement”) between the Adviser and Russell Investments Implementation Services LLC (“RIIS”) to appoint RIIS as an interim sub-adviser for the Blackrock Passive Treasury Sleeve of the Fund at the Meeting. The Trustees took into account that, pursuant to the RIIS Interim Sub-Advisory Agreement, RIIS serves as an interim/stand-by sub-adviser for various other series of the Trust, and that RIIS would do so on the same terms and conditions, including with respect to sub-advisory fee arrangements, for the Fund and its Blackrock Passive Treasury Sleeve under the proposed RIIS Amendment. In considering and

JUNE 30, 2026	SIX CIRCLES TRUST	731

APPROVAL OF AMENDMENT TO SUB-ADVISORY AGREEMENTS WITH BLACKROCK INVESTMENT MANAGEMENT, LLC AND RUSSELL INVESTMENTS IMPLEMENTATION SERVICES, LLC FOR SIX CIRCLES TAX AWARE INTERMEDIATE DURATION FUND

(Unaudited) (continued)

approving the RIIS Amendment, the Trustees considered information and materials provided by the Adviser and RIIS in connection with the Board’s contemporaneous 2026 annual review and approval of the continuance of the RIIS Interim Sub-Advisory Agreement for other applicable series of the Trust, which also took place at the Meeting. A summary of the material factors evaluated by the Trustees that formed the basis for the Board’s approval of the RIIS Amendment is set forth, as applicable, in the section entitled “Annual Approval of the Continuation of the Advisory, Sub-Advisory and Sub-Sub-Advisory Agreements” in this report.

The Trustees concluded, in their reasonable business judgment, within the context of their overall conclusions regarding the RIIS Amendment and based on information provided and related representations made by the Adviser and RIIS, that they were satisfied that the fees payable to RIIS under the Proposed Amendment to the RIIS Interim Sub-Advisory Agreement with respect to the Blackrock Passive Treasury Sleeve of the Fund represent reasonable compensation in light of the nature, extent and quality of services to be provided by RIIS and that based on the information provided and taking into account the various assumptions made, the estimated profitability of the Adviser with respect to the Blackrock Passive Treasury Sleeve (if any) did not appear to be excessive. Based on their evaluation of factors that they deemed to be material, including, but not limited to, those factors described above, the Trustees, including the Independent Trustees, unanimously concluded that the terms of the RIIS Amendment are fair and reasonable to the Fund, and approved the RIIS Amendment.

732	SIX CIRCLES TRUST	JUNE 30, 2026

Jun 2026

FACTS	WHAT DOES SIX CIRCLES TRUST* DO WITH YOUR PERSONAL INFORMATION?

Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?

The types of personal information we may collect and share depend on the product or service you have with us. This information can include:

◾

Social Security number

◾

account balances and transaction history

◾

investment experience and risk tolerance

When you are no longer our customer, we continue to share your information as described in this notice.

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Six Circles Trust, chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does Six Circles Trust share?	Can you limit this sharing?
For our everyday business purposes — such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes — to offer our products and services to you	No	We don’t share
For joint marketing with other financial companies	No	We don’t share
For our affiliates’ everyday business purposes — information about your transactions and experiences	Yes	No
For our affiliates’ everyday business purposes — information about your creditworthiness	No	We don’t share
For nonaffiliates to market to you	No	We don’t share

*

Six Circles Trust and its fund series do not currently, nor are they expected to, collect personal non-public information from individuals, since holdings are held on the books of each fund on an omnibus basis by financial intermediaries. To the extent Six Circles Trust does get access to personal information through its affiliates or otherwise, this statement would apply.

Questions?	Call 212-464-2070 to speak with a Managed Solutions & Strategies Investor Relations representative. We accept operator relay calls.

Who we are
Who is providing this notice?	Six Circles Trust

What we do
How does Six Circles Trust protect my personal information?	To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings. We only authorize our personnel to access information about you when they need it to do their work for us. We require companies working for us to protect your information.
How does Six Circles Trust collect my personal information?

We may collect your personal information, for example, when you

◾

open an account or make a wire transfer

◾

direct us to buy securities or direct us to sell your securities

◾

provide your account information

Why can’t I limit all sharing?

Federal law gives you the right to limit only

◾

sharing for affiliates’ everyday business purposes – information about your creditworthiness

◾

affiliates from using your information to market to you

◾

sharing for nonaffiliates to market to you

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates

Companies related by common ownership or control. They can be financial and nonfinancial companies.

◾

Our affiliates include companies with the Chase or J.P. Morgan name including J.P. Morgan Private Investments Inc., our investment adviser.

Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. ◾ We do not share with nonaffiliates so they can market to you
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ◾ We don’t jointly market

For more complete information about the Funds, including the Funds’ objectives, risks, charges and expenses, call your J.P. Morgan team or call 1-212-464-2070 or go to www.sixcirclesfunds.com for a prospectus. Read the prospectus carefully. The Six Circles Funds are specifically designed to be completion portfolios within an overall discretionary portfolio. The Six Circles Funds are not intended to be standalone investments. J.P. Morgan is committed to making our products and services accessible to meet the financial services needs of all our clients. If you are a person with a disability and need additional support accessing this material, please contact your J.P. Morgan team or email us at accessibility.support@jpmorgan.com for assistance.

The Six Circles Funds are distributed by Foreside Fund Services, LLC a member of FINRA.

Contact Six Circles Funds collect at 1-212-464-2070 for a fund prospectus. You can also visit us at www.sixcirclesfunds.com. Investors should carefully consider the investment objectives and risk as well as charges and expenses of the Six Circles Funds before investing. The prospectus contains this and other information about the Six Circles Funds. Read the prospectus carefully before investing.

The Six Circles Funds file complete schedules of their fund holdings for the first and third quarters of their fiscal year with the SEC on Form N-PORT. The Six Circles Funds’ Forms N-PORT are available on the SEC’s website at http://www.sec.gov. Each Fund’s quarterly holdings can be found by visiting the Six Circles Funds’ website at www.sixcirclesfunds.com/literature.

A description of the Six Circles Funds’ policies and procedures with respect to the disclosure of the Six Circles Funds’ holdings is available in the prospectuses and Statements of Additional Information.

A copy of proxy policies and procedures is available without charge upon request by calling collect 1-212-464-2070 or on the Six Circles Funds’ website at www.sixcirclesfunds.com. A description of such policies and procedures is in the Statement of Additional Information available on the SEC’s website at www.sec.gov. The Trustees have delegated the authority to vote proxies for securities owned by the Funds to the Adviser, and the Adviser in turn has delegated such authority to the Sub-Advisers. A copy of the Six Circles Funds’ voting record for the most recent 12-month period ended June 30 is available on the SEC’s website at www.sec.gov or at the Six Circles Funds’ website at www.sixcirclesfunds.com no later than August 31 of each year. The Six Circles Funds’ proxy voting record will include, among other things, a brief description of the matter voted on for each fund security, and will state how each vote was cast, for example, for or against the proposal.

©JPMorgan Chase & Co. 2026. All rights reserved. June 30, 2026.

Semi-Annual Report

SIX CIRCLES® FUNDS

June 30, 2026

Six Circles Managed Equity Portfolio U.S. Unconstrained Fund

Six Circles Managed Equity Portfolio International Unconstrained Fund

Investments in a Fund are not deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the FDIC, the Federal Reserve Board or any other government agency. You could lose money if you sell when a Fund’s share price is lower than when you invested.

Past performance is no guarantee of future performance. The general market views expressed in this report are opinions based on market and other conditions through the end of the reporting period and are subject to change without notice. These views are not intended to predict the future performance of a Fund or the securities markets. References to specific securities and their issuers are for illustrative purposes only and are not intended to be, and should not be interpreted as, recommendations to purchase or sell such securities. Such views are not meant as investment advice and may not be relied on as an indication of trading intent on behalf of any Fund.

For more complete information about the Funds, including the Funds’ objectives, risks, charges and expenses, call your J.P. Morgan representative or call 1-212-464-2070 or go to www.sixcirclesfunds.com for a prospectus. Read the prospectus carefully. The Six Circles Funds are specifically designed to be completion portfolios within an overall discretionary portfolio. The Six Circles Funds are not intended to be standalone investments.

Six Circles Managed Equity Portfolio U.S. Unconstrained Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JUNE 30, 2026 (Unaudited)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	SHARES	VALUE ($)
Common Stocks — 99.5%
Basic Materials — 1.0%
Chemicals — 0.6%
Air Products & Chemicals, Inc.	64	18,907
CF Industries Holdings, Inc.	47	5,123
Dow, Inc.	217	5,938
DuPont de Nemours, Inc.	44	5,907
Ecolab, Inc.	82	22,916
International Flavors & Fragrances, Inc.	69	5,447
Linde plc	148	76,571
LyondellBasell Industries NV, Class A	80	4,192
Nutrien Ltd., (Canada)	30	1,872
PPG Industries, Inc.	61	7,455
Qnity Electronics, Inc.	108	17,696
RPM International, Inc.	39	4,335
Sherwin-Williams Co. (The)	74	25,314

		201,673

Forest Products & Paper — 0.0% (g)
International Paper Co.	157	5,995

Iron/Steel — 0.1%
Nucor Corp.	71	15,757
Reliance, Inc.	17	6,303
Steel Dynamics, Inc.	45	10,333

		32,393

Mining — 0.3%
Agnico Eagle Mines Ltd., (Canada)	40	6,218
Alamos Gold, Inc., (Canada), Class A	26	781
Barrick Mining Corp., (Canada)	104	3,842
Cameco Corp., (Canada)	27	2,721
Coeur Mining, Inc.	313	5,110
First Quantum Minerals Ltd., (Canada) (a)	43	1,185
Franco-Nevada Corp., (Canada)	12	2,468
Freeport-McMoRan, Inc.	466	29,299
Ivanhoe Mines Ltd., (Canada), Class A (a)	48	376
Kinross Gold Corp., (Canada)	74	1,758
Lundin Gold, Inc., (Canada)	7	362
Lundin Mining Corp., (Canada), Class Common S	42	1,022
Newmont Corp.	336	31,429
Pan American Silver Corp., (Canada)	26	1,160
Teck Resources Ltd., (Canada), Class B	28	1,671
Wheaton Precious Metals Corp., (Canada)	28	3,137

		92,539

Total Basic Materials		332,600

Communications — 18.1%
Advertising — 0.0% (g)
Omnicom Group, Inc.	90	6,524

Internet — 15.2%
Airbnb, Inc., Class A (a)	252	36,027

SECURITY DESCRIPTION	SHARES	VALUE ($)

Internet — continued
Alphabet, Inc., Class A	3,104	1,109,292
Alphabet, Inc., Class C	2,520	890,471
Amazon.com, Inc. (a)	6,308	1,503,395
AppLovin Corp., Class A (a)	114	58,797
Booking Holdings, Inc.	1,031	183,843
CDW Corp.	61	8,538
DoorDash, Inc., Class A (a)	121	22,314
eBay, Inc.	221	24,673
Expedia Group, Inc.	56	14,211
F5, Inc. (a)	25	10,406
Gen Digital, Inc.	218	5,425
MercadoLibre, Inc., (Uruguay) (a)	25	41,696
Meta Platforms, Inc., Class A	1,192	671,563
Netflix, Inc. (a)	4,815	343,763
Palo Alto Networks, Inc. (a)	407	138,654
Reddit, Inc., Class A (a)	63	10,933
Robinhood Markets, Inc., Class A (a)	93	9,333
Shopify, Inc., (Canada), Class A (a)	75	8,583
Uber Technologies, Inc. (a)	1,041	75,115
VeriSign, Inc.	30	7,594

		5,174,626

Media — 0.5%
Charter Communications, Inc., Class A (a)	23	3,219
Comcast Corp., Class A	1,015	24,920
EchoStar Corp., Class A (a)	37	3,717
Fox Corp., Class A	26	1,366
Fox Corp., Class B	57	2,655
News Corp., Class A	105	2,611
Space Exploration Technologies Corp., Class A (a)	429	73,305
Thomson Reuters Corp., (Canada)	10	776
Walt Disney Co. (The)	519	49,997
Warner Bros Discovery, Inc. (a)	653	17,413

		179,979

Telecommunications — 2.4%
Arista Networks, Inc. (a)	511	86,795
AST SpaceMobile, Inc., Class A (a)	62	5,501
AT&T, Inc.	2,015	41,705
BCE, Inc., (Canada)	5	99
Ciena Corp. (a)	67	33,060
Cisco Systems, Inc.	3,612	424,231
Corning, Inc.	381	97,302
Motorola Solutions, Inc.	81	33,688
Rogers Communications, Inc., (Canada), Class B	22	728
TELUS Corp., (Canada)	31	328
T-Mobile US, Inc.	169	28,347
Verizon Communications, Inc.	1,210	51,247

		803,031

Total Communications		6,164,160

SEE NOTES TO FINANCIAL STATEMENTS.

JUNE 30, 2026	SIX CIRCLES TRUST	1

Six Circles Managed Equity Portfolio U.S. Unconstrained Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JUNE 30, 2026 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	SHARES	VALUE ($)
Common Stocks — continued
Consumer Cyclical — 6.6%
Airlines — 0.0% (g)
Delta Air Lines, Inc.	57	5,318
United Airlines Holdings, Inc. (a)	20	2,696

		8,014

Apparel — 0.1%
Deckers Outdoor Corp. (a)	32	3,183
Gildan Activewear, Inc., (Canada), Class A	11	557
NIKE, Inc., Class B	293	12,010
Tapestry, Inc.	47	6,879

		22,629

Auto Manufacturers — 1.7%
Cummins, Inc.	43	30,823
Ford Motor Co.	1,597	22,193
General Motors Co.	365	28,101
PACCAR, Inc.	166	19,895
Rivian Automotive, Inc., Class A (a)	318	5,520
Tesla, Inc. (a)	1,132	476,134

		582,666

Auto Parts & Equipment — 0.0% (g)
Aptiv plc, (Ireland) (a)	54	3,295
Magna International, Inc., (Canada)	16	1,076

		4,371

Distribution/Wholesale — 0.1%
Copart, Inc. (a)	270	7,619
Fastenal Co.	352	16,894
RB Global, Inc.	11	1,325
Toromont Industries Ltd., (Canada)	5	818
Watsco, Inc.	10	4,161
WW Grainger, Inc.	14	18,752

		49,569

Entertainment — 0.1%
Flutter Entertainment plc (a)	42	4,275
Liberty Media Corp-Liberty Formula One, Class C (a)	66	6,309
Live Nation Entertainment, Inc. (a)	48	8,713

		19,297

Home Builders — 0.1%
DR Horton, Inc.	67	10,907
Lennar Corp., Class A	52	4,714
NVR, Inc. (a)	1	4,878
PulteGroup, Inc.	35	4,761

		25,260

Home Furnishings — 0.0% (g)
SharkNinja, Inc. (a)	18	2,702

Leisure Time — 0.2%
Carnival Corp. Ltd.	644	18,401

SECURITY DESCRIPTION	SHARES	VALUE ($)

Leisure Time — continued
Norwegian Cruise Line Holdings Ltd. (a)	86	1,823
Royal Caribbean Cruises Ltd.	131	41,540

		61,764

Lodging — 0.3%
Hilton Worldwide Holdings, Inc.	120	39,695
Hyatt Hotels Corp., Class A	12	2,334
Las Vegas Sands Corp.	67	3,116
Marriott International, Inc., Class A	114	42,091

		87,236

Retail — 4.0%
Alimentation Couche-Tard, Inc., (Canada)	46	2,929
AutoZone, Inc. (a)	4	13,158
Best Buy Co., Inc.	50	3,831
Burlington Stores, Inc. (a)	14	4,472
Canadian Tire Corp. Ltd., (Canada), Class A	3	423
Carvana Co., Class A (a)	161	10,615
Casey’s General Stores, Inc.	5	3,805
Chipotle Mexican Grill, Inc., Class A (a)	324	11,012
Costco Wholesale Corp.	100	93,741
Darden Restaurants, Inc.	27	5,556
Dick’s Sporting Goods, Inc.	14	3,217
Dollar General Corp.	28	3,206
Dollar Tree, Inc. (a)	23	2,767
Dollarama, Inc., (Canada)	17	2,225
Domino’s Pizza, Inc.	6	1,802
Ferguson Enterprises, Inc.	60	14,285
Genuine Parts Co.	35	4,171
Home Depot, Inc. (The)	522	184,249
Lowe’s Cos., Inc.	275	60,698
Lululemon Athletica, Inc., (Canada) (a)	27	3,102
McDonald’s Corp.	412	111,301
O’Reilly Automotive, Inc. (a)	217	20,013
Restaurant Brands International, Inc.	19	1,391
Ross Stores, Inc.	83	17,631
Starbucks Corp.	292	29,847
Target Corp.	53	6,884
TJX Cos., Inc. (The)	582	88,241
Tractor Supply Co.	121	3,813
Ulta Beauty, Inc. (a)	10	4,487
Walmart, Inc.	5,591	633,195
Williams-Sonoma, Inc.	28	6,550
Yum! Brands, Inc.	68	10,839

		1,363,456

Total Consumer Cyclical		2,226,964

Consumer Non-cyclical — 13.8%
Agriculture — 0.7%
Altria Group, Inc.	890	64,019
Archer-Daniels-Midland Co.	70	5,367
Bunge Global SA	20	2,101
Philip Morris International, Inc.	838	151,644

		223,131

SEE NOTES TO FINANCIAL STATEMENTS.

2	SIX CIRCLES TRUST	JUNE 30, 2026

SECURITY DESCRIPTION	SHARES	VALUE ($)
Common Stocks — continued
Beverages — 1.1%
Coca-Cola Co. (The)	3,242	263,502
Constellation Brands, Inc., Class A	48	6,695
Keurig Dr Pepper, Inc.	523	17,127
Monster Beverage Corp. (a)	289	27,803
PepsiCo., Inc.	564	76,349

		391,476

Biotechnology — 1.0%
Alnylam Pharmaceuticals, Inc. (a)	59	17,748
Amgen, Inc.	235	84,938
Biogen, Inc. (a)	60	13,056
Corteva, Inc.	203	17,221
Gilead Sciences, Inc.	533	67,362
Illumina, Inc. (a)	52	9,090
Incyte Corp. (a)	69	7,865
Insmed, Inc. (a)	86	9,196
Regeneron Pharmaceuticals, Inc.	46	28,634
Revolution Medicines, Inc. (a)	70	13,084
Royalty Pharma plc, Class A	26	1,483
United Therapeutics Corp. (a)	17	9,061
Vertex Pharmaceuticals, Inc. (a)	111	55,109

		333,847

Commercial Services — 0.5%
Affirm Holdings, Inc., Class A (a)	30	2,433
Automatic Data Processing, Inc.	130	29,186
Block, Inc., Class A (a)	67	5,113
Cintas Corp.	106	18,003
Corpay, Inc. (a)	8	2,542
Element Fleet Management Corp., (Canada)	25	506
Equifax, Inc.	37	5,834
Global Payments, Inc.	30	2,155
Moody’s Corp.	22	10,131
PayPal Holdings, Inc.	114	4,929
Quanta Services, Inc.	47	33,819
Rollins, Inc.	100	4,188
S&P Global, Inc.	43	17,472
Toast, Inc., Class A (a)	56	1,548
TransUnion	61	4,396
United Rentals, Inc.	20	22,183
Verisk Analytics, Inc., Class A	43	7,796

		172,234

Cosmetics/Personal Care — 0.6%
Colgate-Palmolive Co.	109	9,994
Estee Lauder Cos., Inc. (The), Class A	30	2,373
Kenvue, Inc.	247	4,718
Procter & Gamble Co. (The)	1,222	179,203

		196,288

Food — 0.5%
Empire Co. Ltd., (Canada), Class A	8	271
General Mills, Inc.	20	691
George Weston Ltd., (Canada)	11	765

SECURITY DESCRIPTION	SHARES	VALUE ($)

Food — continued
Hershey Co. (The)	21	3,765
Kraft Heinz Co. (The)	115	2,718
Kroger Co. (The)	56	3,089
Loblaw Cos. Ltd., (Canada)	37	1,660
McCormick & Co., Inc.	31	1,550
Metro, Inc., (Canada)	13	806
Mondelez International, Inc., Class A	160	9,232
Saputo, Inc., (Canada)	15	436
Sysco Corp.	1,855	155,022
Tyson Foods, Inc., Class A	23	1,341

		181,346

Healthcare — Products — 3.7%
Abbott Laboratories	851	77,225
Agilent Technologies, Inc.	101	13,453
Baxter International, Inc.	94	2,015
Boston Scientific Corp. (a)	992	42,335
Cooper Cos., Inc. (The) (a)	17	1,231
Danaher Corp.	1,359	258,842
Edwards Lifesciences Corp. (a)	139	12,561
GE HealthCare Technologies, Inc.	125	8,013
IDEXX Laboratories, Inc. (a)	19	9,920
Insulet Corp. (a)	19	2,923
Intuitive Surgical, Inc. (a)	276	109,687
Medline, Inc., Class A (a)	46	1,807
Medtronic plc, (Ireland)	325	25,421
Natera, Inc. (a)	60	16,393
ResMed, Inc.	37	7,203
STERIS plc	25	5,254
Stryker Corp.	308	97,071
Thermo Fisher Scientific, Inc.	571	286,501
Waters Corp. (a)	35	13,127
West Pharmaceutical Services, Inc.	736	264,046
Zimmer Biomet Holdings, Inc.	52	4,476

		1,259,504

Healthcare — Services — 0.7%
Centene Corp. (a)	62	3,975
Cigna Group (The)	34	9,317
Elevance Health, Inc.	28	10,660
HCA Healthcare, Inc.	21	8,282
Humana, Inc.	14	5,444
IQVIA Holdings, Inc. (a)	63	12,155
Labcorp Holdings, Inc.	11	2,978
Quest Diagnostics, Inc.	15	3,130
UnitedHealth Group, Inc.	448	186,146

		242,087

Household Products/Wares — 0.0% (g)
Avery Dennison Corp.	24	3,883
Church & Dwight Co., Inc.	20	1,981
Clorox Co. (The)	6	579
Kimberly-Clark Corp.	36	3,999

		10,442

SEE NOTES TO FINANCIAL STATEMENTS.

JUNE 30, 2026	SIX CIRCLES TRUST	3

Six Circles Managed Equity Portfolio U.S. Unconstrained Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JUNE 30, 2026 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	SHARES	VALUE ($)
Common Stocks — continued
Pharmaceuticals — 5.0%
AbbVie, Inc.	768	193,189
Becton Dickinson & Co.	73	11,098
Bristol-Myers Squibb Co.	1,011	58,246
Cardinal Health, Inc.	29	6,824
Cencora, Inc.	26	7,251
CVS Health Corp.	1,938	200,531
Dexcom, Inc. (a)	96	6,467
Eli Lilly & Co.	531	636,374
Johnson & Johnson	1,192	302,627
McKesson Corp.	16	11,907
Merck & Co., Inc.	1,225	157,449
Neurocrine Biosciences, Inc. (a)	41	6,875
Pfizer, Inc.	2,778	66,905
Viatris, Inc.	408	6,475
Zoetis, Inc., Class A	199	14,335

		1,686,553

Total Consumer Non-cyclical		4,696,908

Energy — 3.7%
Energy — Alternate Sources — 0.0% (g)
First Solar, Inc. (a)	53	12,440

Oil & Gas — 2.8%
ARC Resources Ltd., (Canada)	36	748
Canadian Natural Resources Ltd., (Canada)	128	5,072
Cenovus Energy, Inc., (Canada)	87	2,162
Chevron Corp.	1,163	192,851
ConocoPhillips	769	79,917
Devon Energy Corp.	692	28,592
Diamondback Energy, Inc.	117	20,592
EOG Resources, Inc.	341	44,233
EQT Corp.	356	18,907
Expand Energy Corp.	148	13,459
Exxon Mobil Corp.	2,612	357,085
Imperial Oil Ltd., (Canada)	11	1,198
Marathon Petroleum Corp.	186	47,521
Occidental Petroleum Corp.	472	22,942
Phillips 66	252	42,641
Suncor Energy, Inc., (Canada)	74	3,989
Texas Pacific Land Corp.	37	16,283
Tourmaline Oil Corp., (Canada)	23	944
Valero Energy Corp.	181	47,134
Whitecap Resources, Inc., (Canada), Class Common S	74	772

		947,042

Oil & Gas Services — 0.3%
Baker Hughes Co., Class A	633	35,134
Halliburton Co.	507	17,228
SLB Ltd.	958	44,519
TechnipFMC plc, (United Kingdom)	253	16,786

		113,667

SECURITY DESCRIPTION	SHARES	VALUE ($)

Pipelines — 0.6%
Cheniere Energy, Inc.	124	29,655
Enbridge, Inc., (Canada)	134	7,261
Keyera Corp., (Canada)	14	567
Kinder Morgan, Inc.	1,173	37,508
ONEOK, Inc.	375	32,579
Pembina Pipeline Corp., (Canada), Class Common S	70	3,258
Targa Resources Corp.	127	33,973
TC Energy Corp., (Canada)	64	4,231
Williams Cos., Inc. (The)	765	56,839

		205,871

Total Energy		1,279,020

Financial — 6.8%
Banks — 2.2%
Bank of America Corp.	1,971	112,315
Bank of Montreal, (Canada)	50	8,898
Bank of New York Mellon Corp. (The)	96	13,922
Bank of Nova Scotia (The), (Canada)	75	6,543
Canadian Imperial Bank of Commerce, (Canada)	69	7,963
Citigroup, Inc.	225	31,493
Citizens Financial Group, Inc.	190	13,300
Fifth Third Bancorp	249	14,017
First Citizens BancShares, Inc., Class A	3	5,296
Goldman Sachs Group, Inc. (The)	40	40,902
Huntington Bancshares, Inc.	742	13,162
KeyCorp.	497	11,449
M&T Bank Corp.	71	16,949
Morgan Stanley	170	35,519
National Bank of Canada, (Canada)	23	3,696
Northern Trust Corp.	23	4,031
Pinnacle Financial Partners, Inc.	45	4,590
PNC Financial Services Group, Inc. (The)	103	25,273
Regions Financial Corp.	300	9,049
Royal Bank of Canada, (Canada)	95	19,611
State Street Corp.	40	6,760
Toronto-Dominion Bank (The), (Canada)	116	14,088
Truist Financial Corp.	315	15,690
US Bancorp	394	23,790
Wells Fargo & Co.	3,493	288,624

		746,930

Diversified Financial Services — 2.2%
American Express Co.	72	24,330
Ameriprise Financial, Inc.	11	5,258
Apollo Global Management, Inc.	981	116,104
Ares Management Corp., Class A	30	3,363
Blackrock, Inc.	2	1,817
Brookfield Asset Management Ltd., Class A	60	2,714
Capital One Financial Corp.	1,458	292,583
Cboe Global Markets, Inc.	13	3,047
Charles Schwab Corp. (The)	230	21,246

SEE NOTES TO FINANCIAL STATEMENTS.

4	SIX CIRCLES TRUST	JUNE 30, 2026

SECURITY DESCRIPTION	SHARES	VALUE ($)
Common Stocks — continued
Diversified Financial Services — continued
Circle Internet Group, Inc., Class A (a)	71	4,450
CME Group, Inc., Class A	46	10,267
Coinbase Global, Inc., Class A (a)	124	18,106
IGM Financial, Inc., (Canada)	5	285
Interactive Brokers Group, Inc., Class A	64	5,546
Intercontinental Exchange, Inc.	83	10,202
LPL Financial Holdings, Inc.	10	2,734
Mastercard, Inc., Class A	176	90,285
Nasdaq, Inc.	63	4,985
Raymond James Financial, Inc.	50	7,600
Rocket Cos., Inc., Class A (a)	112	1,770
SoFi Technologies, Inc. (a)	154	2,765
Synchrony Financial	34	2,549
T Rowe Price Group, Inc.	18	2,070
TMX Group Ltd., (Canada)	17	556
TPG, Inc. (a) (bb)	31	— (h)
Tradeweb Markets, Inc., Class A	16	1,602
Visa, Inc., Class A	279	95,888

		732,122

Insurance — 1.0%
Aflac, Inc.	77	9,061
Allstate Corp. (The)	31	7,316
American International Group, Inc.	62	4,590
Aon plc, (United Kingdom), Class A	30	9,902
Arch Capital Group Ltd., (Bermuda) (a)	41	3,932
Arthur J Gallagher & Co.	34	7,782
Berkshire Hathaway, Inc., Class B (a)	185	92,400
Brown & Brown, Inc.	43	2,735
Chubb Ltd., (Switzerland)	49	16,576
Cincinnati Financial Corp.	10	1,808
Erie Indemnity Co., Class A	4	1,077
Everest Group Ltd., (Bermuda)	1	239
Fairfax Financial Holdings Ltd., (Canada)	1	2,109
Fidelity National Financial, Inc.	22	1,056
Great-West Lifeco, Inc., (Canada)	17	1,082
Hartford Insurance Group, Inc. (The)	42	5,514
iA Financial Corp., Inc., (Canada)	6	786
Intact Financial Corp., (Canada)	11	2,247
Loews Corp.	24	2,727
Manulife Financial Corp., (Canada)	104	4,223
Markel Group, Inc. (a)	1	2,601
Marsh & McLennan Cos., Inc.	570	94,973
MetLife, Inc.	90	7,596
Power Corp. of Canada, (Canada)	34	2,128
Principal Financial Group, Inc.	23	2,528
Progressive Corp. (The)	117	25,549
Prudential Financial, Inc.	37	3,963
Sun Life Financial, Inc., (Canada)	34	2,701
Travelers Cos., Inc. (The)	25	8,315
Willis Towers Watson plc, (United Kingdom)	12	3,033
WR Berkley Corp.	31	2,183

		332,732

SECURITY DESCRIPTION	SHARES	VALUE ($)

Investment Companies — 0.0% (g)
IREN Ltd., (Australia) (a)	152	6,948

Private Equity — 0.1%
Blackstone, Inc.	181	21,245
Brookfield Corp., (Canada)	162	6,906
Carlyle Group, Inc. (The)	33	1,404
KKR & Co., Inc.	86	7,892

		37,447

Real Estate — 0.0% (g)
CBRE Group, Inc., Class A (a)	105	14,100
CoStar Group, Inc. (a)	103	2,919
FirstService Corp., (Canada)	3	361

		17,380

REITS — 1.3%
American Tower Corp.	401	65,633
Annaly Capital Management, Inc.	61	1,358
AvalonBay Communities, Inc.	41	7,799
Crown Castle, Inc.	131	9,950
Digital Realty Trust, Inc.	112	20,075
Equinix, Inc.	70	72,989
Equity Residential	98	6,624
Essex Property Trust, Inc.	22	6,557
Extra Space Storage, Inc.	64	9,271
Gaming and Leisure Properties, Inc.	49	2,195
Invitation Homes, Inc.	168	5,067
Iron Mountain, Inc.	97	12,289
Kimco Realty Corp.	215	5,458
Mid-America Apartment Communities, Inc.	36	4,971
Prologis, Inc.	311	42,196
Public Storage	50	15,928
Realty Income Corp.	298	18,476
Regency Centers Corp.	31	2,493
SBA Communications Corp., Class A	37	6,453
Simon Property Group, Inc.	104	23,239
Sun Communities, Inc.	24	2,847
Ventas, Inc.	156	13,865
VICI Properties, Inc., Class A	343	9,111
Welltower, Inc.	235	53,400
Weyerhaeuser Co.	204	4,874
WP Carey, Inc.	46	3,310

		426,428

Total Financial		2,299,987

Industrial — 10.1%
Aerospace/Defense — 2.4%
Boeing Co. (The) (a)	400	86,526
Bombardier, Inc., (Canada), Class B (a)	5	1,247
CAE, Inc., (Canada) (a)	19	470
Curtiss-Wright Corp.	19	14,739
FTAI Aviation Ltd.	52	13,933
General Dynamics Corp.	121	42,738

SEE NOTES TO FINANCIAL STATEMENTS.

JUNE 30, 2026	SIX CIRCLES TRUST	5

Six Circles Managed Equity Portfolio U.S. Unconstrained Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JUNE 30, 2026 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	SHARES	VALUE ($)
Common Stocks — continued
Aerospace/Defense — continued
General Electric Co.	562	209,917
HEICO Corp.	22	7,777
HEICO Corp., Class A	40	10,414
Honeywell Aerospace, Inc. (a)	254	56,222
Howmet Aerospace, Inc.	216	57,950
L3Harris Technologies, Inc.	102	29,561
Lockheed Martin Corp.	112	57,004
Northrop Grumman Corp.	73	37,372
Rocket Lab Corp. (a)	271	27,586
RTX Corp.	725	137,593
TransDigm Group, Inc.	31	40,952

		832,001

Building Materials — 1.9%
Amrize Ltd., (Switzerland)	158	8,441
Carlisle Cos., Inc.	12	4,399
Carrier Global Corp.	4,500	330,102
CRH plc, (Ireland)	209	22,395
Johnson Controls International plc	1,344	196,339
Lennox International, Inc.	9	5,253
Martin Marietta Materials, Inc.	20	11,821
Masco Corp.	52	4,192
Trane Technologies plc, (Ireland)	73	35,887
Vulcan Materials Co.	41	11,955

		630,784

Electrical Components & Equipment — 0.2%
AMETEK, Inc.	79	19,104
Eaton Corp. plc, (Ireland)	126	53,685

		72,789

Electronics — 1.6%
Allegion plc, (Ireland)	20	2,779
Amphenol Corp., Class A	589	103,847
Celestica, Inc., (Canada) (a)	7	2,576
Coherent Corp. (a)	86	34,070
Emerson Electric Co.	186	26,665
Flex Ltd. (a)	175	28,330
Fortive Corp.	93	5,661
Garmin Ltd., (Switzerland)	44	10,380
Honeywell International, Inc.	99	22,105
Hubbell, Inc., Class B	16	8,312
Jabil, Inc.	50	19,084
Keysight Technologies, Inc. (a)	84	29,287
Mettler-Toledo International, Inc. (a)	7	8,810
TE Connectivity plc, (Ireland)	1,097	221,227
Trimble, Inc. (a)	112	5,749

		528,882

Engineering & Construction — 0.1%
AtkinsRealis Group, Inc., (Canada)	10	633
Comfort Systems USA, Inc.	11	21,367
EMCOR Group, Inc.	14	11,299
Jacobs Solutions, Inc.	42	5,350
MasTec, Inc. (a)	18	7,619

SECURITY DESCRIPTION	SHARES	VALUE ($)

Engineering & Construction — continued
Stantec, Inc., (Canada)	7	483
WSP Global, Inc., (Canada)	8	994

		47,745

Environmental Control — 0.2%
GFL Environmental, Inc., (Canada)	15	553
Pentair plc, (United Kingdom)	54	4,134
Republic Services, Inc., Class A	66	14,051
Veralto Corp.	71	6,275
Waste Connections, Inc., (Canada)	82	13,740
Waste Management, Inc.	131	29,214

		67,967

Hand/Machine Tools — 0.0% (g)
Snap-on, Inc.	14	5,575

Machinery—Construction & Mining — 1.3%
Bloom Energy Corp., Class A (a)	84	25,326
Caterpillar, Inc.	268	285,844
GE Vernova, Inc.	85	100,402
Vertiv Holdings Co., Class A	118	39,445

		451,017

Machinery — Diversified — 1.0%
AGCO Corp.	1	130
Alamo Group, Inc.	7	1,105
CNH Industrial NV, (United Kingdom)	390	4,376
Deere & Co.	114	72,211
Dover Corp.	41	9,225
Graco, Inc.	23	1,721
IDEX Corp.	25	5,654
Ingersoll Rand, Inc.	120	9,833
Lindsay Corp.	7	877
Nordson Corp.	12	3,718
Otis Worldwide Corp.	119	8,534
Rockwell Automation, Inc.	375	185,868
Toro Co. (The)	8	815
Westinghouse Air Brake Technologies Corp.	55	14,703
Xylem, Inc.	75	8,916

		327,686

Miscellaneous Manufacturers — 0.4%
3M Co.	174	28,241
Axon Enterprise, Inc. (a)	40	22,234
Fabrinet, (Thailand) (a)	16	8,983
Illinois Tool Works, Inc.	95	25,772
Parker-Hannifin Corp.	41	40,574
Teledyne Technologies, Inc. (a)	22	14,492
Textron, Inc.	83	7,609

		147,905

Packaging & Containers — 0.1%
Amcor plc, (Switzerland)	151	6,554
Ball Corp.	96	6,004

SEE NOTES TO FINANCIAL STATEMENTS.

6	SIX CIRCLES TRUST	JUNE 30, 2026

SECURITY DESCRIPTION	SHARES	VALUE ($)
Common Stocks — continued
Packaging & Containers — continued
CCL Industries, Inc., (Canada), Class B	9	582
Packaging Corp. of America	28	6,632
Smurfit WestRock plc, (Ireland)	161	7,450

		27,222

Transportation — 0.9%
Canadian National Railway Co., (Canada)	32	3,850
Canadian Pacific Kansas City Ltd., (Canada)	56	4,828
CH Robinson Worldwide, Inc.	36	6,715
CSX Corp.	2,369	112,580
Expeditors International of Washington, Inc.	40	6,493
FedEx Corp.	75	23,446
Fedex Freight Holding Co., Inc. (a)	34	5,099
JB Hunt Transport Services, Inc.	22	6,486
Norfolk Southern Corp.	71	22,307
Old Dominion Freight Line, Inc.	56	12,137
TFI International, Inc., (Canada)	5	694
Union Pacific Corp.	195	52,951
United Parcel Service, Inc., Class B	231	24,828
XPO, Inc. (a)	34	7,016

		289,430

Total Industrial		3,429,003

Technology — 36.5%
Computers — 8.6%
Accenture plc, (Ireland), Class A	226	28,129
Apple, Inc.	7,798	2,256,428
CGI, Inc., (Canada)	12	781
Cognizant Technology Solutions Corp., Class A	173	6,687
Crowdstrike Holdings, Inc., Class A (a)	122	93,442
Dell Technologies, Inc., Class C	145	62,581
Everpure, Inc., Class A (a)	143	11,239
Fortinet, Inc. (a)	313	48,090
Hewlett Packard Enterprise Co.	630	28,397
HP, Inc.	434	9,517
International Business Machines Corp.	353	99,377
Leidos Holdings, Inc.	36	3,756
Lumentum Holdings, Inc. (a)	34	28,863
NetApp, Inc.	95	14,722
Okta, Inc., Class A (a)	59	8,093
Seagate Technology Holdings plc	104	100,380
Super Micro Computer, Inc. (a)	259	7,583
Western Digital Corp.	165	105,453
Zscaler, Inc. (a)	50	7,026

		2,920,544

Semiconductors — 20.1%
Advanced Micro Devices, Inc. (a)	885	513,966
Analog Devices, Inc.	263	104,619
Applied Materials, Inc.	430	311,133
Astera Labs, Inc. (a)	75	36,290
Broadcom, Inc.	2,939	1,110,058
Credo Technology Group Holding Ltd. (a)	91	24,620

SECURITY DESCRIPTION	SHARES	VALUE ($)

Semiconductors — continued
Entegris, Inc.	78	14,070
Intel Corp. (a)	2,390	333,654
KLA Corp.	710	214,196
Lam Research Corp.	677	293,414
Marvell Technology, Inc.	619	184,341
Microchip Technology, Inc.	294	26,785
Micron Technology, Inc.	612	706,900
Monolithic Power Systems, Inc.	26	35,276
NVIDIA Corp.	12,844	2,570,006
NXP Semiconductors NV, (Netherlands)	139	38,984
ON Semiconductor Corp. (a)	206	19,475
QUALCOMM, Inc.	582	107,511
Teradyne, Inc.	86	41,822
Texas Instruments, Inc.	496	147,825

		6,834,945

Software — 7.8%
Adobe, Inc. (a)	203	41,525
Atlassian Corp., (Australia), Class A (a)	77	6,004
Autodesk, Inc. (a)	104	20,170
Broadridge Financial Solutions, Inc.	36	4,978
Cadence Design Systems, Inc. (a)	135	50,756
Cloudflare, Inc., Class A (a)	118	28,911
Constellation Software, Inc., (Canada)	1	2,331
CoreWeave, Inc., Class A (a)	99	9,853
Datadog, Inc., Class A (a)	153	39,803
Descartes Systems Group, Inc. (The), (Canada) (a)	5	366
Electronic Arts, Inc.	64	13,174
Fair Isaac Corp. (a)	11	13,327
Fidelity National Information Services, Inc.	62	2,411
Fiserv, Inc. (a)	64	3,144
Intuit, Inc.	136	35,491
IonQ, Inc. (a)	161	8,586
Microsoft Corp.	4,737	1,767,077
MongoDB, Inc., Class A (a)	29	9,707
MSCI, Inc., Class A	10	5,436
Oracle Corp.	863	126,502
Palantir Technologies, Inc., Class A (a)	1,261	147,119
Paychex, Inc.	96	9,427
PTC, Inc. (a)	53	6,026
ROBLOX Corp., Class A (a)	161	8,750
Roper Technologies, Inc.	51	17,243
Salesforce, Inc.	398	62,333
Samsara, Inc., Class A (a)	164	5,323
ServiceNow, Inc. (a)	529	52,559
Snowflake, Inc., Class A (a)	125	31,705
SS&C Technologies Holdings, Inc.	67	4,162
Strategy, Inc., Class A (a)	131	11,380
Synopsys, Inc. (a)	92	41,098
Take-Two Interactive Software, Inc. (a)	49	12,297
Twilio, Inc., Class A (a)	53	10,970
Tyler Technologies, Inc. (a)	19	5,584

SEE NOTES TO FINANCIAL STATEMENTS.

JUNE 30, 2026	SIX CIRCLES TRUST	7

Six Circles Managed Equity Portfolio U.S. Unconstrained Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JUNE 30, 2026 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	SHARES	VALUE ($)
Common Stocks — continued
Software — continued
Veeva Systems, Inc., Class A (a)	19	3,399
Workday, Inc., Class A (a)	124	15,152
Zoom Communications, Inc., Class A (a)	111	9,608

		2,643,687

Total Technology		12,399,176

Utilities — 2.9%
Electric — 2.7%
Alliant Energy Corp.	111	8,485
Ameren Corp.	317	35,862
American Electric Power Co., Inc.	288	39,465
Brookfield Renewable Corp.	8	315
CenterPoint Energy, Inc.	799	35,177
CMS Energy Corp.	345	26,366
Consolidated Edison, Inc.	421	46,616
Constellation Energy Corp.	162	40,245
Dominion Energy, Inc.	1,023	69,871
DTE Energy Co.	239	36,392
Duke Energy Corp.	436	55,144
Edison International	193	14,346
Emera, Inc., (Canada)	18	970
Entergy Corp.	241	27,665
Evergy, Inc.	99	8,585
Eversource Energy	189	13,645
Exelon Corp.	519	24,206
FirstEnergy Corp.	300	14,264
Fortis, Inc., (Canada)	31	1,771
Hydro One Ltd., (Canada) (e)	20	839
NextEra Energy, Inc.	1,109	97,379
NRG Energy, Inc.	104	15,236
PG&E Corp.	1,202	20,216
PPL Corp.	370	13,432
Public Service Enterprise Group, Inc.	590	47,870
Sempra	762	70,644
Southern Co. (The)	619	59,285
Vistra Corp.	183	29,070
WEC Energy Group, Inc.	375	43,816
Xcel Energy, Inc.	343	27,554

		924,731

Gas — 0.1%
AltaGas Ltd., (Canada)	18	681
Atmos Energy Corp.	82	14,135
Canadian Utilities Ltd., (Canada), Class A	8	303
NiSource, Inc.	567	26,970

		42,089

SECURITY DESCRIPTION	SHARES		VALUE ($)

Water — 0.1%
American Water Works Co., Inc.		100	13,194

Total Utilities			980,014

Total Common Stocks (Cost $21,992,570)			33,807,832

	NUMBER OF WARRANTS
Warrant — 0.0%
Technology — 0.0%
Software — 0.0%
Constellation Software, Inc. (Canada), expiring 03/31/2040 (a) (bb) (Cost $-)		1	—

	PRINCIPAL AMOUNT ($)
Short-Term Investments — 0.4%
Time Deposits — 0.4%
Australia & New Zealand Banking Group Ltd., 2.97%, 07/01/2026		1,946	1,946
Brown Brothers Harriman & Co., 2.97%, 07/01/2026		— (h)	— (h)
Citibank NA, 2.97%, 07/01/2026		17,857	17,857
Royal Bank of Canada,
1.02%, 07/02/2026	CAD	5,927	4,179
2.97%, 07/01/2026		30,651	30,651
Skandinaviska Enskilda Banken AB, 2.97%, 07/01/2026		1,903	1,903
Sumitomo Mitsui Banking Corp., 2.97%, 07/01/2026		94,331	94,331
Sumitomo Mitsui Trust Bank Ltd., 2.97%, 07/01/2026		955	955

Total Short-Term Investments (Cost $151,822)			151,822

Total Investments — 99.9% (Cost — $22,144,392)			33,959,654

Other Assets in Excess of Liabilities — 0.1%			42,321

NET ASSETS — 100.0%			$34,001,975

Percentages indicated are based on net assets.

Futures contracts outstanding as of June 30, 2026:
Exchange Traded
DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT ($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) ($)
Long Contracts
S&P 500 E-mini Index	438	09/2026	USD	164,445	862

Total unrealized appreciation (depreciation)					862

SEE NOTES TO FINANCIAL STATEMENTS.

8	SIX CIRCLES TRUST	JUNE 30, 2026

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JUNE 30, 2026

REIT	— Real Estate Investment Trust
(a)	— Non-income producing security.
(e)	— Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended.
(g)	— Amount rounds to less than 0.05%.
(h)	— Amount rounds to less than 500 shares/principal or $500.
(bb)	— Security has been valued using significant unobservable inputs.
CAD	— Canadian Dollar
USD	— United States Dollar

Summary of Investments by Industry, June 30, 2026

The following table represents the portfolio investments of the Fund by industry classifications as a percentage of total investments:

INDUSTRY	PERCENTAGE

Semiconductors	20.1%

Internet	15.2%

Computers	8.6%

Software	7.8%

Pharmaceuticals	5.0%

Retail	4.0%

Healthcare—Products	3.7%

Oil & Gas	2.8%

Electric	2.7%

Aerospace/Defense	2.4%

Telecommunications	2.4%

Banks	2.2%

Diversified Financial Services	2.2%

Building Materials	1.9%

Auto Manufacturers	1.7%

Electronics	1.6%

Machinery—Construction & Mining	1.3%

REITS	1.3%

Beverages	1.1%

Biotechnology	1.0%

Insurance	1.0%

Machinery-Diversified	1.0%

Others (Each less than 1.0%)	8.6%

Short-Term Investments	0.4%

SEE NOTES TO FINANCIAL STATEMENTS.

JUNE 30, 2026	SIX CIRCLES TRUST	9

Six Circles Managed Equity Portfolio International Unconstrained Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JUNE 30, 2026 (Unaudited)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	SHARES	VALUE ($)
Common Stocks — 98.9%
Australia — 2.0%
ANZ Group Holdings Ltd.	640	15,621
APA Group	246	1,722
Aristocrat Leisure Ltd.	124	5,237
ASX Ltd.	37	1,371
Atlassian Corp., Class A (a)	1	40
BHP Group Ltd.	1,068	44,520
Brambles Ltd.	256	3,460
CAR Group Ltd.	71	1,276
Cochlear Ltd.	12	1,035
Coles Group Ltd.	296	4,978
Commonwealth Bank of Australia	349	39,809
Computershare Ltd.	98	2,605
CSL Ltd.	108	8,613
Evolution Mining Ltd.	469	3,877
Fortescue Ltd.	367	4,881
Goodman Group REIT	415	8,945
Insurance Australia Group Ltd.	443	2,479
Lottery Corp. Ltd. (The)	401	1,594
Lynas Rare Earths Ltd. (a)	169	2,123
Macquarie Group Ltd.	77	13,421
Medibank Pvt Ltd.	529	1,819
National Australia Bank Ltd.	641	16,819
Northern Star Resources Ltd.	293	3,879
Origin Energy Ltd.	322	2,450
PLS Group Ltd. (a)	793	2,778
Pro Medicus Ltd.	18	2,492
Qantas Airways Ltd.	139	1,018
QBE Insurance Group Ltd.	331	5,757
REA Group Ltd.	17	1,602
Rio Tinto Ltd.	82	9,831
Santos Ltd.	727	3,606
Scentre Group REIT	1,217	3,244
SGH Ltd.	39	1,245
Sigma Healthcare Ltd.	976	1,858
Sonic Healthcare Ltd.	86	1,243
South32 Ltd.	1,039	2,823
Stockland REIT	752	2,120
Suncorp Group Ltd.	205	2,730
Telstra Group Ltd.	741	2,600
Transurban Group	654	6,499
Vicinity Ltd. REIT	1,087	1,937
Washington H Soul Pattinson & Co. Ltd.	65	2,066
Wesfarmers Ltd.	239	14,956
Westpac Banking Corp.	723	17,605
WiseTech Global Ltd.	59	1,351
Woodside Energy Group Ltd.	388	7,499
Woolworths Group Ltd.	258	7,121

		296,555

Austria — 0.4%
BAWAG Group AG (e)	64	12,733
Erste Group Bank AG	254	34,059
OMV AG	80	5,030
Raiffeisen Bank International AG	118	7,549
Verbund AG	57	3,582

		62,953

SECURITY DESCRIPTION	SHARES	VALUE ($)

Belgium — 1.1%
Ageas SA	127	10,198
Anheuser-Busch InBev SA	781	64,529
D’ieteren Group	1	114
Elia Group SA, Class B	35	5,508
Financiere de Tubize SA	17	4,541
Groupe Bruxelles Lambert NV	52	4,707
KBC Group NV	190	25,941
Lotus Bakeries NV	— (h)	2,984
Sofina SA	13	3,260
Syensqo SA	29	2,108
UCB SA	100	29,798

		153,688

Bermuda — 0.0% (g)
Arch Capital Group Ltd. (a)	1	114
Everest Group Ltd.	— (h)	48

		162

Brazil — 0.6%
Ambev SA	990	3,125
Axia Energia SA	327	3,450
B3 SA—Brasil Bolsa Balcao	1,363	3,837
Banco Bradesco SA	372	1,137
Banco BTG Pactual SA	333	3,494
Banco do Brasil SA	587	2,265
BB Seguridade Participacoes SA	198	1,501
Caixa Seguridade Participacoes S/A	260	994
Cia de Saneamento Basico do Estado de Sao Paulo SABESP (Registered)	540	3,103
Cia Paranaense de Energia—Copel	582	1,695
CPFL Energia SA	22	190
Embraer SA	160	2,532
Energisa SA	97	901
Eneva SA (a)	242	1,252
Engie Brasil Energia SA	28	190
Equatorial SA	338	2,546
Itau Unibanco Holding SA	86	739
Klabin SA	83	270
Localiza Rent a Car SA	200	1,611
MBRF Global Foods Company SA	218	763
Motiva Infraestrutura de Mobilidade SA	314	889
NU Holdings Ltd., Class A (a)	932	12,453
Petroleo Brasileiro SA—Petrobras	848	6,864
Porto Seguro SA	89	911
PRIO SA (a)	195	1,973
Raia Drogasil SA	283	921
Rede D’Or Sao Luiz SA (e)	184	1,238
Rumo SA	334	869
StoneCo. Ltd., Class A	31	331
Suzano SA	162	1,244
Telefonica Brasil SA	175	1,149
TIM SA	215	912
Ultrapar Participacoes SA	199	1,002
Vale SA (Registered)	915	13,803

SEE NOTES TO FINANCIAL STATEMENTS.

10	SIX CIRCLES TRUST	JUNE 30, 2026

SECURITY DESCRIPTION	SHARES	VALUE ($)
Common Stocks — continued
Brazil — continued
Vibra Energia SA	234	1,352
WEG SA	358	3,253
XP, Inc., Class A	137	2,234

		86,993

Canada — 2.3%
Agnico Eagle Mines Ltd.	131	20,280
Alamos Gold, Inc., Class A	121	3,669
Alimentation Couche-Tard, Inc.	63	4,015
AltaGas Ltd.	25	934
ARC Resources Ltd.	49	1,025
AtkinsRealis Group, Inc.	14	872
Bank of Montreal	65	11,470
Bank of Nova Scotia (The)	115	9,976
Barrick Mining Corp.	430	15,811
BCE, Inc.	35	755
Bombardier, Inc., Class B (a)	7	1,713
Brookfield Corp.	189	8,065
CAE, Inc. (a)	55	1,376
Cameco Corp.	43	4,408
Canadian Imperial Bank of Commerce	86	9,850
Canadian National Railway Co.	44	5,291
Canadian Natural Resources Ltd.	193	7,656
Canadian Pacific Kansas City Ltd.	84	7,325
Canadian Tire Corp. Ltd., Class A	4	579
Canadian Utilities Ltd., Class A	11	413
CCL Industries, Inc., Class B	12	805
Celestica, Inc. (a)	12	4,209
Cenovus Energy, Inc.	120	2,966
CGI, Inc.	17	1,070
Constellation Software, Inc.	2	3,859
Descartes Systems Group, Inc. (The) (a)	7	498
Dollarama, Inc.	23	3,061
Element Fleet Management Corp.	34	695
Emera, Inc.	25	1,344
Empire Co. Ltd., Class A	11	370
Enbridge, Inc.	213	11,545
Equinox Gold Corp.	239	2,329
Fairfax Financial Holdings Ltd.	2	2,897
First Quantum Minerals Ltd. (a)	174	4,754
FirstService Corp.	3	470
Fortis, Inc.	42	2,434
Franco-Nevada Corp.	50	10,399
George Weston Ltd.	15	1,052
GFL Environmental, Inc.	20	753
Gildan Activewear, Inc., Class A	15	768
Great-West Lifeco, Inc.	23	1,484
Hydro One Ltd. (e)	28	1,145
iA Financial Corp., Inc.	8	1,078
IGM Financial, Inc.	7	392
Imperial Oil Ltd.	15	1,644
Intact Financial Corp.	18	3,818
Ivanhoe Mines Ltd., Class A (a)	186	1,454
Keyera Corp.	19	771

SECURITY DESCRIPTION	SHARES	VALUE ($)

Canada — continued
Kinross Gold Corp.	321	7,605
Loblaw Cos. Ltd.	50	2,283
Lululemon Athletica, Inc. (a)	— (h)	44
Lundin Gold, Inc.	23	1,253
Lundin Mining Corp., Class Common S	197	4,798
Magna International, Inc.	22	1,476
Manulife Financial Corp.	161	6,512
Metro, Inc.	17	1,106
National Bank of Canada	38	5,950
Nutrien Ltd.	41	2,582
Pan American Silver Corp.	117	5,243
Pembina Pipeline Corp., Class Common S	64	2,943
Power Corp. of Canada	59	3,658
Rogers Communications, Inc., Class B	31	996
Royal Bank of Canada	130	27,019
Saputo, Inc.	21	608
Shopify, Inc., Class A (a)	115	13,153
Stantec, Inc.	10	666
Sun Life Financial, Inc.	47	3,713
Suncor Energy, Inc.	120	6,449
TC Energy Corp.	101	6,713
Teck Resources Ltd., Class B	124	7,380
TELUS Corp.	43	459
TFI International, Inc.	7	953
Thomson Reuters Corp.	13	1,066
TMX Group Ltd.	23	764
Toromont Industries Ltd.	7	1,124
Toronto-Dominion Bank (The)	153	18,617
Tourmaline Oil Corp.	31	1,294
Waste Connections, Inc.	1	141
Wheaton Precious Metals Corp.	117	13,158
Whitecap Resources, Inc., Class Common S	102	1,059
WSP Global, Inc.	11	1,368

		335,700

Chile — 0.2%
Antofagasta plc	386	19,583
Banco de Chile	11,576	2,266
Banco de Credito e Inversiones SA	10	626
Banco Santander Chile	15,787	1,293
Cencosud SA	129	298
Empresas Copec SA	39	246
Enel Chile SA	3,058	269
Falabella SA	170	1,064
Latam Airlines Group SA	72,881	2,119
Plaza SA	84	346

		28,110

China — 0.0% (g)
Yangzijiang Shipbuilding Holdings Ltd.	495	1,313

Colombia — 0.0% (g)
Grupo Cibest SA	57	1,291
Interconexion Electrica SA ESP	45	392

		1,683

SEE NOTES TO FINANCIAL STATEMENTS.

JUNE 30, 2026	SIX CIRCLES TRUST	11

Six Circles Managed Equity Portfolio International Unconstrained Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JUNE 30, 2026 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	SHARES	VALUE ($)
Common Stocks — continued
Czech Republic — 0.0% (g)
CEZ A/S	5	315
CSG NV (a)	91	1,332
Komercni Banka A/S	11	511
Moneta Money Bank A/S (e)	32	280

		2,438

Denmark — 1.7%
AP Moller—Maersk A/S, Class A	2	4,157
AP Moller—Maersk A/S, Class B	2	3,915
Carlsberg A/S, Class B	83	10,892
Coloplast A/S, Class B	12	677
Danske Bank A/S	505	27,083
Demant A/S (a)	9	375
DSV A/S	116	27,506
Genmab A/S (a)	6	1,584
Novo Nordisk A/S, Class B	2,620	125,851
Novonesis (Novozymes) B, Class B	150	9,485
Orsted A/S (a) (e)	352	7,913
Pandora A/S	52	5,935
ROCKWOOL A/S, Class B	53	1,699
Tryg A/S	263	5,991
Vestas Wind Systems A/S	569	16,117

		249,180

Egypt — 0.0% (g)
Commercial International Bank—Egypt (CIB) GDR	23	61
Eastern Co. SAE	107	82
Talaat Moustafa Group	66	128

		271

Finland — 0.9%
Elisa OYJ	77	3,243
Fortum OYJ	367	8,489
Kesko OYJ, Class B	7	159
Kone OYJ, Class B	204	11,588
Metso OYJ	395	6,864
Neste OYJ	214	6,997
Nokia OYJ	73	977
Nordea Bank Abp	2,485	47,156
Orion OYJ, Class B	87	7,147
Sampo OYJ, Class A	2,000	21,004
Stora Enso OYJ, Class R	283	3,023
UPM-Kymmene OYJ	207	5,482
Wartsila OYJ Abp	305	11,639

		133,768

France — 10.3%
Abivax SA (a)	6	734
Accor SA	5	290
Aeroports de Paris SA	18	2,400
Air Liquide SA	492	97,501
Alstom SA (a)	186	3,250
Amundi SA (e)	55	5,266
AXA SA	1,287	64,501

SECURITY DESCRIPTION	SHARES	VALUE ($)

France — continued
Ayvens SA (e)	192	2,530
BioMerieux	4	300
BNP Paribas SA	804	93,878
Bollore SE	264	1,223
Bouygues SA	129	7,220
Bureau Veritas SA	182	5,585
Capgemini SE	4	408
Carrefour SA	15	282
Cie de Saint-Gobain SA	250	22,698
Cie Generale des Etablissements Michelin SCA	18	693
Covivio SA REIT	1	88
Credit Agricole SA	741	14,913
Danone SA	384	31,391
Dassault Aviation SA	13	4,146
Dassault Systemes SE	18	363
Eiffage SA	37	5,439
Engie SA	1,329	41,838
EssilorLuxottica SA	215	40,333
Gecina SA REIT	1	105
Getlink SE	161	3,431
Hermes International SCA	19	35,025
Ipsen SA	27	5,200
Kering SA	497	140,578
Klepierre SA REIT	6	235
Legrand SA	149	25,220
L’Oreal SA	195	85,592
LVMH Moet Hennessy Louis Vuitton SE	181	100,144
Orange SA	8,347	157,414
Pernod Ricard SA	174	12,674
Publicis Groupe SA	110	10,834
Renault SA	11	310
Rexel SA	135	5,924
Safran SA	202	79,562
Sanofi SA	880	75,278
Sartorius Stedim Biotech	3	562
Schneider Electric SE	323	105,822
Societe Generale SA	569	50,339
Sodexo SA	2	131
Thales SA	55	14,008
TotalEnergies SE	1,224	94,671
Unibail-Rodamco-Westfield REIT	3	366
Veolia Environnement SA	453	18,857
Vinci SA	276	40,373

		1,509,925

Germany — 11.7%
adidas AG	116	23,791
Allianz SE (Registered)	311	147,084
BASF SE	377	20,174
Bayer AG (Registered)	784	43,378
Bayerische Motoren Werke AG	— (h)	1
Beiersdorf AG	69	5,984
Brenntag SE	68	4,138

SEE NOTES TO FINANCIAL STATEMENTS.

12	SIX CIRCLES TRUST	JUNE 30, 2026

SECURITY DESCRIPTION	SHARES	VALUE ($)
Common Stocks — continued
Germany — continued
Commerzbank AG	540	23,007
Continental AG	3	234
CTS Eventim AG & Co. KGaA	28	1,616
Daimler Truck Holding AG	283	13,672
Delivery Hero SE, Class A (a) (e)	5	203
Deutsche Bank AG (Registered)	1,466	49,640
Deutsche Boerse AG	147	40,130
Deutsche Lufthansa AG (Registered)	332	3,810
Deutsche Post AG	532	32,356
Deutsche Telekom AG (Registered)	8,480	231,207
E.ON SE	1,690	34,744
Evonik Industries AG	101	1,825
Fresenius Medical Care AG	21	932
Fresenius SE & Co. KGaA	35	1,592
GEA Group AG	91	6,271
Hannover Rueck SE	50	13,946
Heidelberg Materials AG	59	11,297
Henkel AG & Co. KGaA	3	208
Hensoldt AG	35	2,736
HOCHTIEF AG	9	5,010
Infineon Technologies AG	17	1,635
Knorr-Bremse AG	40	4,680
Mercedes-Benz Group AG	10	503
Merck KGaA	103	17,340
MTU Aero Engines AG	34	14,007
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (Registered)	107	59,677
Nemetschek SE	84	5,117
Rational AG	3	2,078
Rheinmetall AG	55	62,100
RWE AG	484	31,303
SAP SE	1,456	224,388
Scout24 SE (e)	33	2,718
Siemens AG (Registered)	945	303,717
Siemens Energy AG	1,260	240,249
Siemens Healthineers AG (e)	46	1,776
Symrise AG, Class A	60	6,004
Talanx AG	53	6,684
Vonovia SE	30	747
Zalando SE (a) (e)	6	167

		1,703,876

Greece — 0.0% (g)
Alpha Bank SA	65	293
Eurobank SA	115	549
JUMBO SA	27	684
National Bank of Greece SA	38	654
Piraeus Bank SA (a)	83	864
Public Power Corp. SA	27	700

		3,744

Hong Kong — 1.6%
AIA Group Ltd.	16,463	150,719
BOC Hong Kong Holdings Ltd.	829	4,496

SECURITY DESCRIPTION	SHARES	VALUE ($)

Hong Kong — continued
CK Asset Holdings Ltd.	369	2,085
CK Hutchison Holdings Ltd.	587	4,975
CK Infrastructure Holdings Ltd.	121	922
CLP Holdings Ltd.	382	3,566
Futu Holdings Ltd., ADR	11	994
Galaxy Entertainment Group Ltd.	376	1,415
Henderson Land Development Co. Ltd.	279	885
HKT Trust & HKT Ltd.	721	1,073
Hong Kong & China Gas Co. Ltd.	2,132	1,770
Hong Kong Exchanges & Clearing Ltd.	212	9,864
Hongkong Land Holdings Ltd.	206	1,466
Jardine Matheson Holdings Ltd.	31	1,887
Link REIT	491	2,292
MTR Corp. Ltd.	302	1,176
Power Assets Holdings Ltd.	262	1,905
Prudential plc	2,061	27,374
Sino Land Co. Ltd.	726	953
SITC International Holdings Co. Ltd.	263	1,055
Sun Hung Kai Properties Ltd.	274	3,944
Swire Pacific Ltd., Class A	67	695
Techtronic Industries Co. Ltd.	277	4,610
WH Group Ltd. (Registered) (e)	1,597	1,693
Wharf Real Estate Investment Co. Ltd.	322	879

		232,693

Hungary — 0.0% (g)
MOL Hungarian Oil & Gas plc (a)	49	580
OTP Bank Nyrt	12	1,773
Richter Gedeon Nyrt	17	671

		3,024

India — 0.4%
ABB India Ltd.	6	444
Adani Enterprises Ltd.	18	562
Adani Power Ltd. (a)	89	211
Aditya Birla Capital Ltd. (a)	180	749
Alkem Laboratories Ltd.	6	334
Ambuja Cements Ltd.	57	253
APL Apollo Tubes Ltd.	22	412
Ashok Leyland Ltd.	313	524
Asian Paints Ltd.	1	41
Astral Ltd.	14	192
AU Small Finance Bank Ltd. (e)	41	449
Aurobindo Pharma Ltd.	29	484
Axis Bank Ltd.	50	714
Bajaj Finance Ltd.	81	859
Bajaj Holdings & Investment Ltd.	3	321
Balkrishna Industries Ltd.	8	185
Bank of Baroda	155	447
Bharat Electronics Ltd.	78	340
Bharat Forge Ltd.	29	658
Bharat Heavy Electricals Ltd.	126	552
Bharat Petroleum Corp. Ltd.	162	521
Bharti Airtel Ltd.	68	1,338
Bosch Ltd.	1	360

SEE NOTES TO FINANCIAL STATEMENTS.

JUNE 30, 2026	SIX CIRCLES TRUST	13

Six Circles Managed Equity Portfolio International Unconstrained Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JUNE 30, 2026 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	SHARES	VALUE ($)
Common Stocks — continued
India — continued
Canara Bank	243	323
CG Power & Industrial Solutions Ltd.	76	761
Colgate-Palmolive India Ltd.	15	314
Coromandel International Ltd.	15	313
Dabur India Ltd.	60	266
Dixon Technologies India Ltd. (Registered)	4	524
DLF Ltd.	85	557
Eternal Ltd. (a)	16	44
Fortis Healthcare Ltd.	54	544
FSN E-Commerce Ventures Ltd. (a)	143	471
GAIL India Ltd.	295	539
GE Vernova T&D India Ltd.	14	742
GMR Airports Ltd. (a)	342	407
Godrej Consumer Products Ltd.	43	467
Godrej Properties Ltd. (a)	17	327
Havells India Ltd.	26	316
HCL Technologies Ltd.	19	217
HDFC Asset Management Co. Ltd. (e)	20	567
HDFC Bank Ltd.	369	3,113
Hindalco Industries Ltd.	15	148
Hindustan Petroleum Corp. Ltd.	98	410
Hindustan Unilever Ltd.	4	82
Hitachi Energy India Ltd.	2	622
ICICI Bank Ltd.	228	3,336
ICICI Lombard General Insurance Co. Ltd. (e)	26	468
ICICI Prudential Life Insurance Co. Ltd. (e)	36	189
IDFC First Bank Ltd.	419	351
Indian Hotels Co. Ltd. (The), Class A	101	766
Indian Oil Corp. Ltd.	328	483
IndusInd Bank Ltd.	61	592
Info Edge India Ltd.	41	422
Infosys Ltd.	105	1,113
Jindal Stainless Ltd.	35	256
Jindal Steel Ltd.	37	419
JSW Energy Ltd.	44	271
Kotak Mahindra Bank Ltd.	54	226
L&T Finance Ltd.	209	685
Larsen & Toubro Ltd.	9	390
Lodha Developers Ltd. (e)	37	371
LTM Ltd. (e)	8	298
Mahindra & Mahindra Ltd.	17	545
Mankind Pharma Ltd.	13	364
Marico Ltd.	69	612
Maruti Suzuki India Ltd.	1	219
Mphasis Ltd.	12	267
MRF Ltd.	— (h)	336
Muthoot Finance Ltd.	15	479
NHPC Ltd.	292	252
NTPC Ltd.	13	51
Oberoi Realty Ltd.	13	238
Oil India Ltd.	50	220
One 97 Communications Ltd. (a)	45	544

SECURITY DESCRIPTION	SHARES	VALUE ($)

India — continued
Oracle Financial Services Software Ltd.	2	264
Page Industries Ltd.	1	354
PB Fintech Ltd. (a)	39	679
Persistent Systems Ltd.	— (h)	— (h)
Petronet LNG Ltd.	79	234
Phoenix Mills Ltd. (The)	23	472
PI Industries Ltd.	8	224
Pidilite Industries Ltd.	35	585
Polycab India Ltd.	7	733
Prestige Estates Projects Ltd.	19	319
Punjab National Bank	287	324
REC Ltd.	142	546
Reliance Industries Ltd.	208	2,849
Samvardhana Motherson International Ltd.	456	718
SBI Cards & Payment Services Ltd.	34	213
Shree Cement Ltd.	1	274
Shriram Finance Ltd.	39	429
Siemens Energy India Ltd.	10	383
Siemens Ltd. (a)	9	330
Solar Industries India Ltd.	3	633
SRF Ltd.	16	473
State Bank of India	17	189
Sun Pharmaceutical Industries Ltd.	7	141
Sundaram Finance Ltd.	7	348
Supreme Industries Ltd.	6	202
Suzlon Energy Ltd. (a)	1,210	755
Swiggy Ltd. (a)	159	404
Tata Communications Ltd.	12	250
Tata Consultancy Services Ltd.	19	404
Tata Motors Ltd.	11	50
Tata Steel Ltd.	106	211
Tech Mahindra Ltd.	7	102
Titan Co. Ltd.	4	188
Torrent Power Ltd.	17	259
Tube Investments of India Ltd.	12	377
UltraTech Cement Ltd.	— (h)	37
Union Bank of India Ltd.	158	288
United Spirits Ltd.	43	616
UPL Ltd.	59	359
Varun Beverages Ltd.	150	811
Vedanta Aluminium Metal Ltd. (a)	25	119
Vedanta Ltd.	25	75
Vishal Mega Mart Ltd. (a)	220	275
Vodafone Idea Ltd. (a)	3,418	523
Voltas Ltd.	25	338
WAAREE Energies Ltd.	10	299
Yes Bank Ltd. (a)	1,668	427
Zydus Lifesciences Ltd.	25	292

		57,162

Indonesia — 0.0% (g)
Bank Central Asia Tbk. PT	1,453	453
Bank Mandiri Persero Tbk. PT	608	131

SEE NOTES TO FINANCIAL STATEMENTS.

14	SIX CIRCLES TRUST	JUNE 30, 2026

SECURITY DESCRIPTION	SHARES	VALUE ($)
Common Stocks — continued
Indonesia — continued
Bank Negara Indonesia Persero Tbk. PT	1,682	299
Bank Rakyat Indonesia Persero Tbk. PT	1,591	244
Barito Pacific Tbk. PT (a)	2,367	172
Bumi Resources Minerals Tbk. PT (a)	6,240	167
Charoen Pokphand Indonesia Tbk. PT	818	156
GoTo Gojek Tokopedia Tbk. PT, Class A (a)	101,301	283
Telkom Indonesia Persero Tbk. PT	385	51
United Tractors Tbk. PT	177	227

		2,183

Ireland — 0.7%
Accenture plc, Class A	2	247
AerCap Holdings NV	100	14,558
AIB Group plc	1,761	20,693
Allegion plc	— (h)	46
Aptiv plc (a)	1	45
Bank of Ireland Group plc	780	15,550
CRH plc	1	135
Eaton Corp. plc	4	1,542
Experian plc	531	17,911
Kerry Group plc, Class A	97	8,919
Kingspan Group plc	90	8,185
Medtronic plc	4	323
Ryanair Holdings plc	305	9,536
Smurfit WestRock plc	2	74
TE Connectivity plc	1	192
Trane Technologies plc	1	351

		98,307

Italy — 3.4%
Banca Mediolanum SpA	166	4,126
Banca Monte dei Paschi di Siena SpA	1,587	19,722
Banco BPM SpA	915	15,815
BPER Banca SpA	1,318	20,709
Buzzi SpA	30	1,541
Davide Campari-Milano NV	570	3,551
Enel SpA	5,697	65,345
Eni SpA	1,122	26,325
Ferrari NV	1	539
FinecoBank Banca Fineco SpA	523	13,142
Generali	673	32,806
Intesa Sanpaolo SpA	11,379	78,210
Italgas SpA	475	5,495
Leonardo SpA	228	12,253
Moncler SpA	164	9,527
Poste Italiane SpA	370	12,116
Prysmian SpA	165	27,759
Recordati Industria Chimica e Farmaceutica SpA	83	4,876
Snam SpA	1,489	10,752
Telecom Italia SpA (a)	853	7,767
Terna—Rete Elettrica Nazionale	1,038	12,125
UniCredit SpA	1,124	100,728
Unipol Assicurazioni SpA	309	8,638

		493,867

SECURITY DESCRIPTION	SHARES	VALUE ($)

Japan — 6.5%
Advantest Corp.	134	27,629
Aeon Co. Ltd.	361	2,982
AGC, Inc.	32	1,383
Aisin Corp.	81	1,093
Ajinomoto Co., Inc.	150	5,462
ANA Holdings, Inc.	57	1,045
Asahi Group Holdings Ltd.	246	2,339
Asahi Kasei Corp.	212	2,359
Asics Corp.	114	3,112
Astellas Pharma, Inc.	296	3,963
Bandai Namco Holdings, Inc.	97	2,237
Bridgestone Corp.	216	4,550
Canon, Inc.	141	3,606
Capcom Co. Ltd.	56	1,028
Central Japan Railway Co.	127	2,713
Chiba Bank Ltd. (The)	92	1,409
Chubu Electric Power Co., Inc.	112	2,112
Chugai Pharmaceutical Co. Ltd.	125	5,751
Dai Nippon Printing Co. Ltd.	65	1,183
Daifuku Co. Ltd.	53	2,348
Daiichi Life Group, Inc.	649	7,081
Daiichi Sankyo Co. Ltd.	331	5,324
Daikin Industries Ltd.	48	7,276
Daito Trust Construction Co. Ltd.	75	1,440
Daiwa House Industry Co. Ltd.	115	3,113
Daiwa Securities Group, Inc.	218	2,160
Denso Corp.	286	3,290
Disco Corp.	17	8,584
East Japan Railway Co.	158	3,296
Ebara Corp.	76	2,965
Eisai Co. Ltd.	43	1,076
ENEOS Holdings, Inc.	442	3,272
FANUC Corp.	167	7,704
Fast Retailing Co. Ltd.	35	17,881
Fuji Electric Co. Ltd.	23	1,982
FUJIFILM Holdings Corp.	216	4,615
Fujikura Ltd.	272	10,771
Fujitsu Ltd.	320	6,354
Furukawa Electric Co. Ltd.	120	3,609
Hankyu Hanshin Holdings, Inc.	40	1,047
Hikari Tsushin, Inc.	3	659
Hitachi Ltd.	797	22,047
Honda Motor Co. Ltd.	689	6,205
Hoya Corp.	65	10,436
Hulic Co. Ltd.	152	1,594
Ibiden Co. Ltd.	45	6,719
Idemitsu Kosan Co. Ltd.	126	932
IHI Corp.	168	2,833
Inpex Corp.	175	3,531
Isuzu Motors Ltd.	89	1,186
ITOCHU Corp.	1,025	11,703
Japan Exchange Group, Inc.	163	2,063
Japan Post Bank Co. Ltd.	331	6,307
Japan Post Holdings Co. Ltd.	301	4,048

SEE NOTES TO FINANCIAL STATEMENTS.

JUNE 30, 2026	SIX CIRCLES TRUST	15

Six Circles Managed Equity Portfolio International Unconstrained Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JUNE 30, 2026 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	SHARES	VALUE ($)
Common Stocks — continued
Japan — continued
Japan Post Insurance Co. Ltd.	165	1,557
Japan Tobacco, Inc.	215	7,930
JFE Holdings, Inc.	145	1,401
JX Advanced Metals Corp.	90	2,489
Kajima Corp.	87	3,179
Kansai Electric Power Co., Inc. (The)	156	2,209
KAO Corp.	153	3,024
Kawasaki Heavy Industries Ltd.	130	2,347
Kawasaki Kisen Kaisha Ltd.	57	875
KDDI Corp.	568	9,546
Keyence Corp.	35	17,743
Kikkoman Corp.	110	1,124
Kioxia Holdings Corp. (a)	59	34,002
Kirin Holdings Co. Ltd.	171	2,944
Komatsu Ltd.	156	6,080
Konami Group Corp.	16	1,797
Kubota Corp.	161	2,692
Kyocera Corp.	210	4,655
Kyowa Kirin Co. Ltd.	39	625
Lasertec Corp.	13	4,193
LY Corp.	454	1,208
Makita Corp.	36	1,305
Marubeni Corp.	275	8,029
MINEBEA MITSUMI, Inc.	59	1,753
Mitsubishi Chemical Group Corp.	212	1,488
Mitsubishi Corp.	574	15,353
Mitsubishi Electric Corp.	348	12,766
Mitsubishi Estate Co. Ltd.	197	5,031
Mitsubishi HC Capital, Inc.	216	1,754
Mitsubishi Heavy Industries Ltd.	601	13,665
Mitsubishi UFJ Financial Group, Inc.	1,985	39,551
Mitsui & Co. Ltd.	444	12,395
Mitsui Fudosan Co. Ltd.	485	4,496
Mitsui Kinzoku Co. Ltd.	10	2,649
Mitsui OSK Lines Ltd.	57	1,813
Mizuho Financial Group, Inc.	441	21,166
MS&AD Insurance Group Holdings, Inc.	236	6,115
Murata Manufacturing Co. Ltd.	304	21,794
NEC Corp.	213	5,137
Nexon Co. Ltd.	61	816
NIDEC Corp.	137	2,253
Nintendo Co. Ltd.	207	8,715
Nippon Building Fund, Inc. REIT	1	897
Nippon Paint Holdings Co. Ltd.	159	1,037
Nippon Sanso Holdings Corp.	28	1,035
Nippon Steel Corp.	970	3,215
Nippon Yusen KK	67	2,170
Nissan Motor Co. Ltd. (a)	364	674
Nitori Holdings Co. Ltd.	65	966
Nitto Denko Corp.	112	2,201
Nomura Holdings, Inc.	577	5,068
Nomura Research Institute Ltd.	61	1,723
NTT, Inc.	5,653	5,029
Obayashi Corp.	103	2,090

SECURITY DESCRIPTION	SHARES	VALUE ($)

Japan — continued
Obic Co. Ltd.	53	1,252
Olympus Corp.	188	1,971
Oriental Land Co. Ltd.	176	2,682
ORIX Corp.	213	8,094
Osaka Gas Co. Ltd.	59	1,978
Otsuka Corp.	37	639
Otsuka Holdings Co. Ltd.	71	4,732
Pan Pacific International Holdings Corp.	313	1,585
Panasonic Holdings Corp.	450	12,671
Rakuten Group, Inc. (a)	249	1,162
Recruit Holdings Co. Ltd.	246	17,116
Renesas Electronics Corp.	317	9,792
Resona Holdings, Inc.	397	5,180
Resonac Holdings Corp.	32	3,571
Ryohin Keikaku Co. Ltd.	84	1,827
Sanrio Co. Ltd.	149	1,008
SBI Holdings, Inc.	92	1,504
SCREEN Holdings Co. Ltd.	27	3,006
Secom Co. Ltd.	65	2,562
Seibu Holdings, Inc.	35	678
Sekisui House Ltd.	138	2,865
Seven & i Holdings Co. Ltd.	342	4,105
Shimano, Inc.	12	1,312
Shimizu Corp.	83	1,318
Shin-Etsu Chemical Co. Ltd.	293	12,772
Shionogi & Co. Ltd.	123	2,105
Shiseido Co. Ltd.	66	1,057
SMC Corp.	11	4,963
SoftBank Corp.	5,252	6,707
SoftBank Group Corp.	689	25,565
Sompo Holdings, Inc.	163	6,192
Sony Group Corp.	1,081	21,748
Subaru Corp.	96	1,402
Sumitomo Corp.	782	7,516
Sumitomo Electric Industries Ltd.	545	10,110
Sumitomo Metal Mining Co. Ltd.	49	2,259
Sumitomo Mitsui Financial Group, Inc.	683	26,769
Sumitomo Mitsui Trust Group, Inc.	124	4,626
Sumitomo Realty & Development Co. Ltd.	121	2,809
Suntory Beverage & Food Ltd.	23	627
Suzuki Motor Corp.	258	3,116
T&D Holdings, Inc.	101	3,019
Taisei Corp.	30	2,682
Takeda Pharmaceutical Co. Ltd.	288	9,186
TDK Corp.	356	7,978
Terumo Corp.	265	3,618
Toho Co. Ltd.	87	692
Tokio Marine Holdings, Inc.	331	14,558
Tokyo Electron Ltd.	83	40,291
Tokyo Gas Co. Ltd.	51	1,943
TOPPAN Holdings, Inc.	38	1,218
Toray Industries, Inc.	227	1,589
Toyota Motor Corp.	1,742	29,181
Toyota Tsusho Corp.	129	4,805

SEE NOTES TO FINANCIAL STATEMENTS.

16	SIX CIRCLES TRUST	JUNE 30, 2026

SECURITY DESCRIPTION	SHARES	VALUE ($)
Common Stocks — continued
Japan — continued
Unicharm Corp.	185	1,070
West Japan Railway Co.	67	1,124
Yamaha Motor Co. Ltd.	151	1,147
Yokogawa Electric Corp.	37	1,297
Yokohama Financial Group, Inc.	167	1,793
Zensho Holdings Co. Ltd.	16	787

		948,107

Kuwait — 0.0% (g)
Boubyan Bank KSCP	167	342
Gulf Bank KSCP	327	372
Kuwait Finance House KSCP	337	834
Mabanee Co. KPSC	61	183
Mobile Telecommunications Co. KSCP	255	502
National Bank of Kuwait SAKP	433	1,127
Warba Bank KSCP	356	321

		3,681

Luxembourg — 0.3%
ArcelorMittal SA	473	28,508
CVC Capital Partners plc (e)	164	2,392
Eurofins Scientific SE	11	865
Millicom International Cellular SA	44	3,957
Reinet Investments SCA	15	413
Tenaris SA	164	4,531
Zabka Group SA (a)	44	318

		40,984

Macau — 0.0% (g)
Sands China Ltd.	466	777

Malaysia — 0.0% (g)
AMMB Holdings Bhd.	251	393
CELCOMDIGI Bhd.	412	270
CIMB Group Holdings Bhd.	111	202
Gamuda Bhd.	529	568
Hong Leong Bank Bhd.	75	392
IHH Healthcare Bhd.	249	514
IOI Corp. Bhd	275	285
Kuala Lumpur Kepong Bhd.	51	263
Malayan Banking Bhd.	25	65
MISC Bhd.	139	265
Petronas Chemicals Group Bhd.	311	308
Petronas Gas Bhd.	89	379
Press Metal Aluminium Holdings Bhd.	29	56
Public Bank Bhd.	276	325
RHB Bank Bhd.	179	365
SD Guthrie Bhd.	223	326
Sunway Bhd.	267	338
Telekom Malaysia Bhd.	148	271
YTL Power International Bhd.	322	331

		5,916

SECURITY DESCRIPTION	SHARES	VALUE ($)

Mexico — 0.4%
America Movil SAB de CV, Class B	4,028	5,235
Arca Continental SAB de CV	117	1,403
Cemex SAB de CV	3,970	4,767
Coca-Cola Femsa SAB de CV	123	1,305
Fibra Uno Administracion SA de CV REIT	765	1,314
Fomento Economico Mexicano SAB de CV	403	5,153
Fresnillo plc	206	7,518
Gruma SAB de CV, Class B	52	838
Grupo Aeroportuario del Centro Norte SAB de CV, Class B	77	1,092
Grupo Aeroportuario del Pacifico SAB de CV, Class B	81	2,043
Grupo Aeroportuario del Sureste SAB de CV, Class B	40	1,221
Grupo Bimbo SAB de CV	335	1,094
Grupo Carso SAB de CV, Class A1	72	540
Grupo Financiero Banorte SAB de CV, Class O	636	6,735
Grupo Financiero Inbursa SAB de CV, Class O	443	1,055
Grupo Mexico SAB de CV, Class B	771	8,711
Industrias Penoles SAB de CV	42	1,830
Kimberly-Clark de Mexico SAB de CV, Class A	150	331
Prologis Property Mexico SA de CV REIT	267	1,155
Promotora y Operadora de Infraestructura SAB de CV	21	339
Sigma Foods SAB de CV, Class A	1,026	942
Wal-Mart de Mexico SAB de CV	1,135	3,327

		57,948

Netherlands — 7.3%
ABN AMRO Bank NV (Registered), CVA GDR	496	21,103
Adyen NV (a) (e)	22	20,291
Aegon Ltd.	989	8,414
Airbus SE	347	77,264
Akzo Nobel NV	67	4,558
Argenx SE (a)	6	5,380
ASM International NV	38	44,094
ASML Holding NV	316	625,043
ASR Nederland NV	133	10,029
BE Semiconductor Industries NV	57	18,943
Euronext NV (e)	69	11,000
EXOR NV	72	5,518
Ferrovial NV	283	19,387
Heineken Holding NV	100	7,615
Heineken NV	257	21,559
ING Groep NV	2,364	74,592
JBS NV, Class A	101	1,193
Koninklijke Ahold Delhaize NV	7	271
Koninklijke KPN NV	1,874	9,258
Koninklijke Philips NV	73	1,991
Magnum Ice Cream Co. NV (The) (a)	316	5,503

SEE NOTES TO FINANCIAL STATEMENTS.

JUNE 30, 2026	SIX CIRCLES TRUST	17

Six Circles Managed Equity Portfolio International Unconstrained Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JUNE 30, 2026 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	SHARES	VALUE ($)
Common Stocks — continued
Netherlands — continued
Nebius Group NV, Class A (a)	2	607
NEPI Rockcastle NV (a)	108	967
NN Group NV	219	19,185
NXP Semiconductors NV	1	229
Prosus NV (a)	875	38,027
QIAGEN NV	19	748
Stellantis NV (a)	56	323
Universal Music Group NV	485	10,152
Wolters Kluwer NV	135	8,722

		1,071,966

New Zealand — 0.1%
Auckland International Airport Ltd.	315	1,495
Contact Energy Ltd.	274	1,454
Fisher & Paykel Healthcare Corp. Ltd.	142	3,163
Infratil Ltd.	199	1,746
Meridian Energy Ltd.	348	1,150
Xero Ltd. (a)	43	2,184

		11,192

Norway — 0.6%
Aker BP ASA	183	5,589
DNB Bank ASA	673	20,050
Equinor ASA	437	13,767
Gjensidige Forsikring ASA	189	5,124
Kongsberg Gruppen ASA	251	7,565
Mowi ASA	301	5,564
Norsk Hydro ASA	1,458	13,190
Orkla ASA	477	5,011
Salmar ASA	50	2,326
Telenor ASA	320	4,588
Var Energi ASA	416	1,726
Yara International ASA	78	3,413

		87,913

Peru — 0.1%
Cia de Minas Buenaventura SAA, ADR	38	1,101
Credicorp Ltd.	17	6,684

		7,785

Philippines — 0.0% (g)
Ayala Corp.	24	165
Ayala Land, Inc.	822	199
Bank of the Philippine Islands	219	343
BDO Unibank, Inc.	282	547
International Container Terminal Services, Inc.	56	815
Manila Electric Co.	34	320
Metropolitan Bank & Trust Co.	186	198
PLDT, Inc.	7	134
SM Investments Corp.	23	222
SM Prime Holdings, Inc.	1,178	348

		3,291

SECURITY DESCRIPTION	SHARES	VALUE ($)

Poland — 0.1%
Allegro.eu SA (a) (e)	74	740
Bank Millennium SA (a)	209	1,086
Bank Polska Kasa Opieki SA	11	697
Budimex SA	2	297
CD Projekt SA (a)	7	397
Dino Polska SA (a) (e)	56	425
Erste Bank Polska SA	4	624
InPost SA (a)	169	2,984
KGHM Polska Miedz SA	3	278
LPP SA	— (h)	574
mBank SA (a)	2	617
ORLEN SA	20	687
PGE Polska Grupa Energetyczna SA (a)	68	171
Powszechna Kasa Oszczednosci Bank Polski SA	38	1,051
Powszechny Zaklad Ubezpieczen SA	26	446

		11,074

Portugal — 0.2%
Banco Comercial Portugues SA, Class R	6,701	7,928
EDP SA	2,339	12,219
Galp Energia SGPS SA	260	5,510
Jeronimo Martins SGPS SA	27	516

		26,173

Qatar — 0.0% (g)
Al Rayan Bank	787	444
Commercial Bank PSQC (The)	350	389
Dukhan Bank	162	149
Industries Qatar QSC	177	535
Mesaieed Petrochemical Holding Co.	433	138
Nebras Energy	52	205
Ooredoo QPSC	105	383
Qatar Fuel QSC	47	184
Qatar Gas Transport Co. Ltd.	333	394
Qatar International Islamic Bank QSC	98	300
Qatar Islamic Bank QPSC	206	1,236
Qatar National Bank QPSC	51	243

		4,600

Saudi Arabia — 0.1%
ACWA Power Co. (a)	4	196
Ades Holding Co.	29	146
Al Rajhi Bank	91	1,593
Alinma Bank	4	23
Almarai Co. JSC	51	623
Arab National Bank	99	546
Arabian Internet & Communications Services Co.	2	124
Bank AlBilad	83	540
Bank Al-Jazira	71	221
Banque Saudi Fransi	130	672
Bupa Arabia for Cooperative Insurance Co.	9	413

SEE NOTES TO FINANCIAL STATEMENTS.

18	SIX CIRCLES TRUST	JUNE 30, 2026

SECURITY DESCRIPTION	SHARES	VALUE ($)
Common Stocks — continued
Saudi Arabia — continued
Co. for Cooperative Insurance (The)	9	357
Dar Al Arkan Real Estate Development Co. (a)	52	250
Dr Sulaiman Al Habib Medical Services Group Co.	9	521
Elm Co.	2	451
Etihad Etisalat Co.	5	85
Jabal Omar Development Co. (a)	77	311
Jarir Marketing Co.	69	308
Makkah Construction & Development Co.	10	229
Mouwasat Medical Services Co.	11	194
Riyad Bank	82	432
SAL Saudi Logistics Services	3	156
Saudi Arabian Mining Co. (a)	43	679
Saudi Arabian Oil Co. (e)	150	1,042
Saudi Awwal Bank	43	369
Saudi Basic Industries Corp.	17	238
Saudi Energy Co.	94	444
Saudi Investment Bank (The)	86	307
Saudi National Bank (The)	83	856
Saudi Tadawul Group Holding Co.	5	188
Saudi Telecom Co.	23	264
Yanbu National Petrochemical Co.	30	238

		13,016

Singapore — 0.5%
CapitaLand Ascendas REIT	726	1,399
CapitaLand Integrated Commercial Trust REIT	1,155	2,119
CapitaLand Investment Ltd.	447	861
DBS Group Holdings Ltd.	432	21,850
Grab Holdings Ltd., Class A (a)	453	1,707
Keppel Ltd.	281	2,383
Oversea-Chinese Banking Corp. Ltd.	674	12,925
Sea Ltd., ADR (a)	78	7,469
Sembcorp Industries Ltd.	174	856
Singapore Airlines Ltd.	304	1,807
Singapore Exchange Ltd.	190	3,539
Singapore Technologies Engineering Ltd.	297	2,395
Singapore Telecommunications Ltd.	1,605	5,480
United Overseas Bank Ltd.	235	7,234
Wilmar International Ltd.	368	1,027

		73,051

South Africa — 0.1%
Absa Group Ltd.	34	472
Bidvest Group Ltd.	35	511
Capitec Bank Holdings Ltd.	4	1,108
Clicks Group Ltd.	28	394
Discovery Ltd.	21	339
FirstRand Ltd.	202	1,203
Gold Fields Ltd.	57	1,905
Harmony Gold Mining Co. Ltd.	65	1,000
Impala Platinum Holdings Ltd.	36	374

SECURITY DESCRIPTION	SHARES	VALUE ($)

South Africa — continued
MTN Group Ltd.	73	1,023
Naspers Ltd., Class N	30	1,500
Nedbank Group Ltd.	12	200
Northam Platinum Holdings Ltd.	16	238
OUTsurance Group Ltd.	103	494
Pepkor Holdings Ltd. (e)	358	485
Remgro Ltd.	56	675
Sanlam Ltd.	89	480
Sasol Ltd. (a)	16	157
Sibanye Stillwater Ltd.	107	226
Standard Bank Group Ltd.	58	1,138
Valterra Platinum Ltd.	11	713
Vodacom Group Ltd.	73	680

		15,315

South Korea — 0.9%
Alteogen, Inc.	4	994
Amorepacific Corp.	3	196
APR Corp.	3	750
Celltrion, Inc. (a)	10	1,089
DB Insurance Co. Ltd.	— (h)	3
Doosan Co. Ltd.	— (h)	212
Doosan Enerbility Co. Ltd. (a)	17	954
Ecopro BM Co. Ltd.	1	47
Ecopro Co. Ltd. (a)	3	231
Hana Financial Group, Inc.	19	1,424
Hankook Tire & Technology Co. Ltd.	8	308
Hanmi Semiconductor Co. Ltd.	1	233
Hanwha Aerospace Co. Ltd.	1	861
Hanwha Ocean Co. Ltd. (a)	5	343
Hanwha Systems Co. Ltd.	2	83
HD Hyundai Co. Ltd.	1	90
HD Hyundai Electric Co. Ltd.	1	468
HD Hyundai Heavy Industries Co. Ltd.	1	535
HD Korea Shipbuilding & Offshore Engineering Co. Ltd.	2	357
HLB, Inc. (a)	12	414
HMM Co. Ltd.	27	323
HYBE Co. Ltd.	2	305
Hyosung Heavy Industries Corp.	— (h)	459
Hyundai Engineering & Construction Co. Ltd.	3	200
Hyundai Glovis Co. Ltd.	4	485
Hyundai Mobis Co. Ltd.	2	649
Hyundai Motor Co.	4	1,272
Hyundai Rotem Co. Ltd.	3	292
Industrial Bank of Korea	46	596
Kakao Corp.	8	186
KakaoBank Corp.	56	757
KB Financial Group, Inc.	20	2,059
Kia Corp.	8	706
Korea Aerospace Industries Ltd.	3	260
Korea Electric Power Corp.	7	173
Korea Investment Holdings Co. Ltd.	6	814

SEE NOTES TO FINANCIAL STATEMENTS.

JUNE 30, 2026	SIX CIRCLES TRUST	19

Six Circles Managed Equity Portfolio International Unconstrained Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JUNE 30, 2026 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	SHARES	VALUE ($)
Common Stocks — continued
South Korea — continued
Korean Air Lines Co. Ltd.	22	402
Krafton, Inc. (a)	3	518
KT&G Corp.	8	899
LG Chem Ltd.	1	274
LG Corp.	1	33
LG Display Co. Ltd. (a)	35	262
LG Electronics, Inc.	6	774
LG Energy Solution Ltd. (a)	1	267
LG Uplus Corp.	22	202
LIG Defense&Aerospace Co. Ltd.	— (h)	104
LS Electric Co. Ltd.	3	432
Meritz Financial Group, Inc. (a)	— (h)	24
Mirae Asset Securities Co. Ltd.	7	205
NAVER Corp.	4	552
NH Investment & Securities Co. Ltd.	15	296
POSCO Future M Co. Ltd.	1	105
POSCO Holdings, Inc.	4	895
Posco International Corp.	7	219
Samsung Biologics Co. Ltd. (a) (e)	— (h)	275
Samsung C&T Corp.	3	878
Samsung Electro-Mechanics Co. Ltd.	2	2,983
Samsung Electronics Co. Ltd.	198	43,997
Samsung Fire & Marine Insurance Co. Ltd.	1	457
Samsung Heavy Industries Co. Ltd. (a)	27	414
Samsung Life Insurance Co. Ltd.	4	1,066
Samsung SDI Co. Ltd. (a)	2	660
Samsung SDS Co. Ltd.	5	587
Samyang Foods Co. Ltd.	— (h)	311
Shinhan Financial Group Co. Ltd.	26	1,641
SK Hynix, Inc.	24	41,778
SK Innovation Co. Ltd. (a)	7	455
SK Square Co. Ltd. (a)	4	4,995
SK, Inc.	1	378
S-Oil Corp.	5	354
Woori Financial Group, Inc.	46	867
Yuhan Corp.	1	42

		127,729

Spain — 4.2%
Acciona SA	19	6,168
ACS Actividades de Construccion y Servicios SA	106	15,564
Aena SME SA (e)	432	13,149
Amadeus IT Group SA	15	906
Banco Bilbao Vizcaya Argentaria SA	4,593	115,637
Banco de Sabadell SA	4,005	14,192
Banco Santander SA	11,689	162,246
Bankinter SA	548	9,173
CaixaBank SA	2,918	41,346
Cellnex Telecom SA (e)	241	7,205
EDP Renewables SA	263	4,254
Endesa SA	236	10,739
Iberdrola SA	4,596	114,393

SECURITY DESCRIPTION	SHARES	VALUE ($)

Spain — continued
Industria de Diseno Textil SA	760	47,907
Mapfre SA	747	3,699
Naturgy Energy Group SA	307	9,626
Redeia Corp. SA	243	4,135
Repsol SA	675	16,854
Telefonica SA	1,954	7,852

		605,045

Sweden — 2.9%
AddTech AB, Class B	160	5,646
Alfa Laval AB	167	9,959
Assa Abloy AB, Class B	594	20,979
Atlas Copco AB, Class A	1,510	30,598
Atlas Copco AB, Class B	880	15,607
Beijer Ref AB, Class B	276	4,042
Boliden AB	313	17,709
Epiroc AB, Class A	379	10,411
Epiroc AB, Class B	209	4,862
EQT AB	353	9,991
Essity AB, Class B	16	441
Evolution AB (a) (e)	3	235
Fastighets AB Balder, Class B (a)	18	98
H & M Hennes & Mauritz AB, Class B	13	218
Hexagon AB, Class B	55	459
Industrivarden AB, Class A	92	5,188
Industrivarden AB, Class C	121	6,648
Indutrade AB	172	3,567
Investment AB Latour, Class B	77	1,540
Investor AB, Class B	1,422	59,091
L E Lundbergforetagen AB, Class B	59	3,407
Lifco AB, Class B	142	4,662
Nibe Industrier AB, Class B	839	3,119
Saab AB, Class B	194	10,139
Sagax AB, Class B	6	90
Sandvik AB	623	25,721
Securitas AB, Class B	265	4,357
Skandinaviska Enskilda Banken AB, Class A	1,240	24,684
Skanska AB, Class B	183	4,887
SKF AB, Class B	184	4,721
Spotify Technology SA (a)	72	33,152
Svenska Cellulosa AB SCA, Class B	238	2,435
Svenska Handelsbanken AB, Class A	1,125	16,562
Swedbank AB, Class A	677	25,281
Swedish Orphan Biovitrum AB (a)	18	878
Tele2 AB, Class B	274	4,771
Telefonaktiebolaget LM Ericsson, Class B	22	251
Telia Co. AB	1,184	5,766
Trelleborg AB, Class B	108	4,500
Volvo AB, Class B	933	31,749

		418,421

Switzerland — 10.7%
ABB Ltd. (Registered)	922	100,252
Alcon AG	47	3,177

SEE NOTES TO FINANCIAL STATEMENTS.

20	SIX CIRCLES TRUST	JUNE 30, 2026

SECURITY DESCRIPTION	SHARES	VALUE ($)
Common Stocks — continued
Switzerland — continued
Allwyn AG	10	165
Amcor plc	2	74
Amrize Ltd.	2	94
Avolta AG (a)	2	150
Banque Cantonale Vaudoise (Registered)	24	3,531
Barry Callebaut AG (Registered)	3	4,543
Belimo Holding AG (Registered)	6	6,691
BKW AG	15	2,470
Chocoladefabriken Lindt & Spruengli AG	1	9,619
Chocoladefabriken Lindt & Spruengli AG (Registered)	— (h)	10,693
Chubb Ltd.	1	397
Cie Financiere Richemont SA, Class A (Registered)	396	91,513
Coca-Cola HBC AG (a)	179	11,697
DSM-Firmenich AG	68	6,464
EMS-Chemie Holding AG (Registered)	3	2,352
Galderma Group AG (a)	151	34,366
Garmin Ltd.	1	125
Geberit AG (Registered)	20	13,415
Givaudan SA (Registered)	4	16,898
Glencore plc (a)	10,424	71,072
Helvetia Baloise Holding AG	64	16,390
Holcim AG (a)	222	20,034
Julius Baer Group Ltd.	169	14,629
Kuehne + Nagel International AG (Registered)	29	7,056
Logitech International SA (Registered)	4	367
Lonza Group AG (Registered)	7	4,469
Nestle SA (Registered)	2,304	236,348
Novartis AG (Registered)	1,490	232,876
Partners Group Holding AG	18	14,846
Roche Holding AG	597	245,757
Sandoz Group AG	335	30,243
Schindler Holding AG	22	7,295
Schindler Holding AG (Registered)	12	3,970
SGS SA (Registered)	96	11,089
Sika AG (Registered)	67	13,908
Sonova Holding AG (Registered)	4	1,063
STMicroelectronics NV	8	577
Straumann Holding AG (Registered)	10	1,373
Swatch Group AG (The)	19	4,625
Swiss Life Holding AG (Registered)	23	24,902
Swiss Prime Site AG (Registered)	2	344
Swiss Re AG	241	38,376
Swisscom AG (Registered)	13	10,192
UBS Group AG (Registered)	2,625	130,084
VAT Group AG (e)	16	14,402
Zurich Insurance Group AG	124	91,566

		1,566,539

Taiwan — 2.3%
Accton Technology Corp.	19	1,515
Advantech Co. Ltd.	56	874

SECURITY DESCRIPTION	SHARES	VALUE ($)

Taiwan — continued
Airtac International Group	16	678
Alchip Technologies Ltd.	2	268
ASE Technology Holding Co. Ltd.	174	3,883
Asia Vital Components Co. Ltd.	13	1,052
ASPEED Technology, Inc.	1	528
Asustek Computer, Inc. (a)	16	355
Bizlink Holding, Inc.	6	368
Caliway Biopharmaceuticals Co. Ltd. (a)	117	371
Cathay Financial Holding Co. Ltd.	352	1,092
Chailease Holding Co. Ltd.	186	688
Chang Hwa Commercial Bank Ltd.	946	716
China Steel Corp.	132	78
Chroma ATE, Inc.	16	1,112
CTBC Financial Holding Co. Ltd.	539	1,208
Delta Electronics, Inc.	78	4,899
E Ink Holdings, Inc.	99	676
E.Sun Financial Holding Co. Ltd.	274	297
Elite Material Co. Ltd.	12	2,075
eMemory Technology, Inc.	1	94
Eva Airways Corp.	350	496
Evergreen Marine Corp. Taiwan Ltd.	12	70
Far EasTone Telecommunications Co. Ltd.	180	594
Formosa Chemicals & Fibre Corp.	414	713
Formosa Plastics Corp.	2	3
Fortune Electric Co. Ltd.	18	434
Fubon Financial Holding Co. Ltd.	225	919
Gigabyte Technology Co. Ltd.	57	623
Global Unichip Corp.	2	310
Globalwafers Co. Ltd.	26	839
Gold Circuit Electronics Ltd.	11	422
Hon Hai Precision Industry Co. Ltd.	455	3,631
Hon Precision, Inc.	3	616
Hotai Motor Co. Ltd.	31	456
Hua Nan Financial Holdings Co. Ltd.	248	297
Innolux Corp.	516	1,142
International Games System Co. Ltd.	26	648
Inventec Corp.	289	613
Jentech Precision Industrial Co. Ltd.	3	329
KGI Financial Holding Co. Ltd.	542	493
King Slide Works Co. Ltd.	1	234
King Yuan Electronics Co. Ltd.	28	303
Largan Precision Co. Ltd.	6	813
Lite-On Technology Corp. ADR	51	361
Lotes Co. Ltd.	9	607
MediaTek, Inc.	63	8,585
Mega Financial Holding Co. Ltd.	171	249
MPI Corp.	4	782
Nan Ya Plastics Corp.	190	1,011
Pegatron Corp.	231	611
PharmaEssentia Corp.	3	130
President Chain Store Corp.	65	456
Quanta Computer, Inc. (a)	62	723
Shanghai Commercial & Savings Bank Ltd. (The)	462	621

SEE NOTES TO FINANCIAL STATEMENTS.

JUNE 30, 2026	SIX CIRCLES TRUST	21

Six Circles Managed Equity Portfolio International Unconstrained Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JUNE 30, 2026 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	SHARES	VALUE ($)
Common Stocks — continued
Taiwan — continued
SinoPac Financial Holdings Co. Ltd.	412	520
Taiwan Business Bank	951	532
Taiwan Mobile Co. Ltd.	180	658
Taiwan Semiconductor Manufacturing Co. Ltd.	3,412	269,174
TCC Group Holdings Co. Ltd.	731	554
TS Financial Holding Co. Ltd.	551	578
Unimicron Technology Corp.	53	1,826
United Microelectronics Corp. (a)	529	2,837
Vanguard International Semiconductor Corp.	121	835
Wan Hai Lines Ltd. (a)	79	197
Wistron Corp. (a)	67	338
Wiwynn Corp.	4	591
Yageo Corp.	58	2,116
Yang Ming Marine Transport Corp.	163	266
Yuanta Financial Holding Co. Ltd.	336	698
Zhen Ding Technology Holding Ltd.	38	765

		334,446

Thailand — 0.0% (g)
Airports of Thailand PCL, NVDR	31	60
Bumrungrad Hospital PCL, NVDR	71	404
Central Pattana PCL, NVDR	219	444
Charoen Pokphand Foods PCL, NVDR	392	232
Delta Electronics Thailand PCL, NVDR	116	1,157
Kasikornbank PCL, NVDR	90	591
Krung Thai Bank PCL, NVDR	374	430
Minor International PCL, NVDR	337	252
SCB X PCL, NVDR	138	616
Siam Cement PCL (The), NVDR	78	573
TMBThanachart Bank PCL, NVDR	3,707	275
True Corp. PCL, NVDR	997	388

		5,422

Turkey — 0.0% (g)
Akbank TAS	325	539
Eregli Demir ve Celik Fabrikalari TAS	367	319
Haci Omer Sabanci Holding A/S	118	248
KOC Holding A/S	73	304
Turk Hava Yollari AO	62	435
Turkcell Iletisim Hizmetleri A/S	122	282
Turkiye Is Bankasi A/S, Class C	838	267
Turkiye Petrol Rafinerileri A/S	106	516
Yapi ve Kredi Bankasi A/S (a)	341	295

		3,205

United Arab Emirates — 0.0% (g)
Abu Dhabi Commercial Bank PJSC	80	314
Abu Dhabi Islamic Bank PJSC	36	202
Abu Dhabi National Oil Co. for Distribution PJSC	444	474
ADNOC Drilling Co. PJSC	381	595
ADNOC Logistics & Services	203	332
Aldar Properties PJSC	47	107

SECURITY DESCRIPTION	SHARES	VALUE ($)

United Arab Emirates — continued
Dubai Electricity & Water Authority PJSC	635	481
Dubai Islamic Bank PJSC	313	636
Emaar Development PJSC	110	415
Emaar Properties PJSC	172	559
Emirates NBD Bank PJSC	58	467
Emirates Telecommunications Group Co. PJSC	71	370
First Abu Dhabi Bank PJSC	144	666
Salik Co. PJSC	238	382

		6,000

United Kingdom — 21.6%
3i Group plc	788	25,918
Admiral Group plc	219	10,343
Airtel Africa plc (e)	406	1,765
Anglo American plc	1,188	58,284
Aon plc, Class A	1	213
Associated British Foods plc	175	4,611
AstraZeneca plc	1,230	229,636
Aviva plc	2,468	21,283
BAE Systems plc	11,496	281,723
Barclays plc	11,262	75,466
BP plc	9,816	60,506
British American Tobacco plc	5,737	355,028
BT Group plc	2,883	7,273
Bunzl plc	194	6,778
Centrica plc	3,833	8,687
CNH Industrial NV	3	33
Coca-Cola Europacific Partners plc	182	18,168
Compass Group plc	21	686
Diageo plc	1,954	39,356
Endeavour Mining plc	227	11,105
GSK plc	3,276	86,015
Haleon plc	7,182	33,094
Halma plc	10	507
HSBC Holdings plc	26,388	498,978
Imperial Brands plc	20	749
Informa plc	575	6,904
InterContinental Hotels Group plc	4	659
International Consolidated Airlines Group SA	745	4,729
Intertek Group plc	92	7,052
J Sainsbury plc	44	186
Kingfisher plc	44	167
Land Securities Group plc REIT	18	159
Legal & General Group plc	4,378	16,598
Lloyds Banking Group plc	48,199	70,540
London Stock Exchange Group plc	368	39,767
M&G plc	1,940	8,655
Marks & Spencer Group plc	52	259
Melrose Industries plc	2,938	18,525
National Grid plc	4,328	71,379
NatWest Group plc	6,564	57,924
Next plc	3	592

SEE NOTES TO FINANCIAL STATEMENTS.

22	SIX CIRCLES TRUST	JUNE 30, 2026

SECURITY DESCRIPTION	SHARES	VALUE ($)
Common Stocks — continued
United Kingdom — continued
Pearson plc	15	235
Pentair plc	1	45
Reckitt Benckiser Group plc	519	33,784
RELX plc	1,060	33,494
Rentokil Initial plc	1,477	8,398
Rio Tinto plc	1,185	112,079
Rolls-Royce Holdings plc	19,429	372,451
Sage Group plc (The)	25	267
Schroders plc	656	5,113
Segro plc REIT	36	419
Severn Trent plc	236	9,243
Shell plc	5,154	200,267
Smith & Nephew plc	75	1,086
Smiths Group plc	196	6,660
Spirax Group plc	39	3,572
SSE plc	1,082	34,893
Standard Chartered plc	1,483	40,112
Standard Life plc	618	6,828
Tesco plc	171	1,044
Unilever plc	1,794	107,785
United Utilities Group plc	606	10,514
Verisure plc (a)	141	1,569
Vodafone Group plc	8,936	11,827
Willis Towers Watson plc	— (h)	78
Wise Group plc, Class A (a)	575	6,888

		3,148,951

United States — 2.7%
3M Co.	2	275
Abbott Laboratories	15	1,389
AbbVie, Inc.	13	3,155
Adobe, Inc. (a)	1	270
Advanced Micro Devices, Inc. (a)	9	5,331
Affirm Holdings, Inc., Class A (a)	1	76
Aflac, Inc.	2	187
Agilent Technologies, Inc.	1	128
Air Products & Chemicals, Inc.	1	214
Airbnb, Inc., Class A (a)	1	201
Alliant Energy Corp.	1	68
Allstate Corp. (The)	1	203
Alnylam Pharmaceuticals, Inc. (a)	— (h)	134
Alphabet, Inc., Class A	35	12,371
Alphabet, Inc., Class C	26	9,257
Altria Group, Inc.	5	387
Amazon.com, Inc. (a)	55	13,004
Ameren Corp.	1	99
American Electric Power Co., Inc.	9	1,165
American Express Co.	5	1,702
American International Group, Inc.	2	124
American Tower Corp. REIT	2	249
American Water Works Co., Inc.	1	83
Ameriprise Financial, Inc.	— (h)	134
AMETEK, Inc.	4	872
Amgen, Inc.	5	1,695

SECURITY DESCRIPTION	SHARES	VALUE ($)

United States — continued
Amphenol Corp., Class A	10	1,743
Analog Devices, Inc.	4	1,516
Anglogold Ashanti Plc	27	2,167
Annaly Capital Management, Inc. REIT	2	43
Apollo Global Management, Inc.	1	167
Apple, Inc.	86	24,845
Applied Materials, Inc.	5	3,511
AppLovin Corp., Class A (a)	2	1,129
Archer-Daniels-Midland Co.	2	126
Ares Management Corp., Class A	1	79
Arista Networks, Inc. (a)	8	1,352
Arthur J Gallagher & Co.	1	194
Astera Labs, Inc. (a)	— (h)	196
AT&T, Inc.	60	1,238
Atmos Energy Corp.	1	88
Aura Minerals, Inc.	9	591
Autodesk, Inc. (a)	1	130
Automatic Data Processing, Inc.	1	286
AutoZone, Inc. (a)	— (h)	173
AvalonBay Communities, Inc. REIT	— (h)	87
Avery Dennison Corp.	— (h)	39
Axon Enterprise, Inc. (a)	— (h)	140
Baker Hughes Co., Class A	3	174
Ball Corp.	1	53
Bank of America Corp.	50	2,845
Bank of New York Mellon Corp. (The)	2	323
Becton Dickinson & Co.	1	136
Berkshire Hathaway, Inc., Class B (a)	9	4,344
Best Buy Co., Inc.	1	52
Biogen, Inc. (a)	1	108
Blackstone, Inc.	2	278
Block, Inc., Class A (a)	2	142
Bloom Energy Corp., Class A (a)	1	230
Boeing Co. (The) (a)	7	1,408
Booking Holdings, Inc.	6	1,145
Boston Scientific Corp. (a)	5	204
Bristol-Myers Squibb Co.	22	1,263
Broadcom, Inc.	26	9,942
Broadridge Financial Solutions, Inc.	— (h)	57
Brookfield Asset Management Ltd., Class A	35	1,549
Brookfield Renewable Corp.	12	435
Brown & Brown, Inc.	1	61
Bunge Global SA	1	58
Burlington Stores, Inc. (a)	— (h)	75
Cadence Design Systems, Inc. (a)	1	330
Capital One Financial Corp.	2	427
Cardinal Health, Inc.	1	176
Carlisle Cos., Inc.	— (h)	46
Carlyle Group, Inc. (The)	1	33
Carnival Corp. Ltd.	4	103
Carrier Global Corp.	3	191
Carvana Co., Class A (a)	2	142
Caterpillar, Inc.	3	2,695

SEE NOTES TO FINANCIAL STATEMENTS.

JUNE 30, 2026	SIX CIRCLES TRUST	23

Six Circles Managed Equity Portfolio International Unconstrained Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JUNE 30, 2026 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	SHARES	VALUE ($)
Common Stocks — continued
United States — continued
Cboe Global Markets, Inc.	— (h)	81
CBRE Group, Inc., Class A (a)	1	130
CDW Corp.	— (h)	64
Cencora, Inc.	1	172
Centene Corp. (a)	2	108
CenterPoint Energy, Inc.	2	92
CF Industries Holdings, Inc.	1	66
CH Robinson Worldwide, Inc.	— (h)	73
Charles Schwab Corp. (The)	16	1,442
Charter Communications, Inc., Class A (a)	— (h)	46
Cheniere Energy, Inc.	1	171
Chevron Corp.	13	2,206
Chipotle Mexican Grill, Inc., Class A (a)	4	151
Church & Dwight Co., Inc.	1	80
Ciena Corp. (a)	— (h)	237
Cigna Group (The)	1	242
Cincinnati Financial Corp.	— (h)	89
Cintas Corp.	1	194
Cisco Systems, Inc.	23	2,718
Citigroup, Inc.	6	809
Citizens Financial Group, Inc.	1	104
Clorox Co. (The)	— (h)	45
Cloudflare, Inc., Class A (a)	1	255
CME Group, Inc., Class A	1	259
CMS Energy Corp.	1	75
Coca-Cola Co. (The)	30	2,459
Cognizant Technology Solutions Corp., Class A	2	63
Coherent Corp. (a)	2	734
Coinbase Global, Inc., Class A (a)	1	96
Colgate-Palmolive Co.	3	230
Comcast Corp., Class A	12	292
Comfort Systems USA, Inc.	— (h)	240
ConocoPhillips	12	1,201
Consolidated Edison, Inc.	1	126
Constellation Brands, Inc., Class A	— (h)	63
Constellation Energy Corp.	1	248
Cooper Cos., Inc. (The) (a)	1	52
Copart, Inc. (a)	3	88
CoreWeave, Inc., Class A (a)	1	52
Corning, Inc.	6	1,606
Corpay, Inc. (a)	— (h)	72
Corteva, Inc.	2	180
CoStar Group, Inc. (a)	1	37
Costco Wholesale Corp.	3	2,834
Credo Technology Group Holding Ltd. (a)	— (h)	129
Crowdstrike Holdings, Inc., Class A (a)	2	1,428
Crown Castle, Inc. REIT	1	108
CSX Corp.	6	283
Cummins, Inc.	— (h)	315
CVS Health Corp.	4	424
Danaher Corp.	2	387
Darden Restaurants, Inc.	— (h)	75
Datadog, Inc., Class A (a)	1	266

SECURITY DESCRIPTION	SHARES	VALUE ($)

United States — continued
Deckers Outdoor Corp. (a)	1	54
Deere & Co.	2	1,573
Dell Technologies, Inc., Class C	1	483
Delta Air Lines, Inc.	1	60
Devon Energy Corp.	4	153
Dexcom, Inc. (a)	1	90
Diamondback Energy, Inc.	1	109
Dick’s Sporting Goods, Inc.	— (h)	56
Digital Realty Trust, Inc. REIT	1	198
Dollar General Corp.	1	81
Dollar Tree, Inc. (a)	1	80
Dominion Energy, Inc.	3	193
Domino’s Pizza, Inc.	— (h)	35
DoorDash, Inc., Class A (a)	1	222
Dover Corp.	— (h)	101
Dow, Inc.	2	61
DR Horton, Inc.	1	139
DTE Energy Co.	1	99
Duke Energy Corp.	10	1,280
DuPont de Nemours, Inc.	1	69
eBay, Inc.	2	172
EchoStar Corp., Class A (a)	— (h)	44
Ecolab, Inc.	1	235
Edison International	1	93
Edwards Lifesciences Corp. (a)	2	178
Electronic Arts, Inc.	1	164
Elevance Health, Inc.	1	268
Eli Lilly & Co.	5	5,507
EMCOR Group, Inc.	— (h)	115
Emerson Electric Co.	2	264
Entegris, Inc.	1	102
Entergy Corp.	2	174
EOG Resources, Inc.	8	1,072
EQT Corp.	2	106
Equifax, Inc.	— (h)	67
Equinix, Inc. REIT	— (h)	329
Equity Residential REIT	1	86
Erie Indemnity Co., Class A	— (h)	20
Essex Property Trust, Inc. REIT	— (h)	66
Estee Lauder Cos., Inc. (The), Class A	1	59
Evergy, Inc.	1	69
Everpure, Inc., Class A (a)	1	79
Eversource Energy	1	85
Exelon Corp.	3	152
Expand Energy Corp.	1	74
Expedia Group, Inc.	— (h)	104
Expeditors International of Washington, Inc.	— (h)	80
Extra Space Storage, Inc. REIT	1	95
Exxon Mobil Corp.	27	3,623
F5, Inc. (a)	— (h)	74
Fair Isaac Corp. (a)	— (h)	96
Fastenal Co.	4	185
FedEx Corp.	1	225

SEE NOTES TO FINANCIAL STATEMENTS.

24	SIX CIRCLES TRUST	JUNE 30, 2026

SECURITY DESCRIPTION	SHARES	VALUE ($)
Common Stocks — continued
United States — continued
FedEx Freight Holding Co., Inc. (a)	— (h)	54
Ferguson Enterprises, Inc.	3	760
Fidelity National Financial, Inc.	1	44
Fidelity National Information Services, Inc.	2	67
Fifth Third Bancorp	4	205
First Citizens BancShares, Inc., Class A	— (h)	73
First Solar, Inc. (a)	— (h)	76
FirstEnergy Corp.	2	91
Fiserv, Inc. (a)	2	83
Flex Ltd. (a)	1	189
Ford Motor Co.	12	169
Fortinet, Inc. (a)	2	332
Fortive Corp.	1	68
Fox Corp., Class A	1	40
Fox Corp., Class B	— (h)	22
Freeport-McMoRan, Inc.	5	296
Gaming and Leisure Properties, Inc. REIT	1	50
GE HealthCare Technologies, Inc.	2	96
GE Vernova, Inc.	2	2,097
Gen Digital, Inc.	2	41
General Dynamics Corp.	1	264
General Electric Co.	8	2,876
General Mills, Inc.	2	60
General Motors Co.	3	238
Genuine Parts Co.	1	60
Gilead Sciences, Inc.	11	1,417
Global Payments, Inc.	1	64
Goldman Sachs Group, Inc. (The)	2	2,390
Graco, Inc.	1	46
Halliburton Co.	3	94
Hartford Insurance Group, Inc. (The)	1	128
HCA Healthcare, Inc.	1	203
HEICO Corp.	— (h)	57
HEICO Corp., Class A	— (h)	72
Hershey Co. (The)	— (h)	87
Hewlett Packard Enterprise Co.	5	208
Hilton Worldwide Holdings, Inc.	1	249
Home Depot, Inc. (The)	7	2,551
Honeywell Aerospace, Inc. (a)	3	719
Honeywell International, Inc.	3	729
Howmet Aerospace, Inc.	1	329
HP, Inc.	3	65
Hubbell, Inc., Class B	— (h)	93
Humana, Inc.	— (h)	161
Huntington Bancshares, Inc.	6	114
Hyatt Hotels Corp., Class A	— (h)	25
IDEX Corp.	— (h)	63
IDEXX Laboratories, Inc. (a)	— (h)	137
Illinois Tool Works, Inc.	1	247
Illumina, Inc. (a)	1	96
Incyte Corp. (a)	1	65
Ingersoll Rand, Inc.	1	110
Insmed, Inc. (a)	1	78

SECURITY DESCRIPTION	SHARES	VALUE ($)

United States — continued
Insulet Corp. (a)	— (h)	39
Intel Corp. (a)	28	3,976
Interactive Brokers Group, Inc., Class A	1	123
Intercontinental Exchange, Inc.	2	222
International Business Machines Corp.	7	1,974
International Flavors & Fragrances, Inc.	1	73
International Paper Co.	2	58
Intuit, Inc.	1	229
Intuitive Surgical, Inc. (a)	3	1,166
Invitation Homes, Inc. REIT	2	64
IonQ, Inc. (a)	1	48
IQVIA Holdings, Inc. (a)	1	105
Iron Mountain, Inc. REIT	1	131
Jabil, Inc.	— (h)	141
Jacobs Solutions, Inc.	— (h)	56
JB Hunt Transport Services, Inc.	— (h)	67
Johnson & Johnson	16	3,957
Johnson Controls International plc	2	305
Kenvue, Inc.	7	125
Keurig Dr Pepper, Inc.	4	142
KeyCorp.	3	73
Keysight Technologies, Inc. (a)	1	190
Kimberly-Clark Corp.	1	125
Kimco Realty Corp. REIT	2	55
Kinder Morgan, Inc.	6	206
KKR & Co., Inc.	2	184
KLA Corp.	9	2,833
Kraft Heinz Co. (The)	3	74
Kroger Co. (The)	2	112
L3Harris Technologies, Inc.	1	173
Labcorp Holdings, Inc.	— (h)	78
Lam Research Corp.	8	3,501
Las Vegas Sands Corp.	1	43
Leidos Holdings, Inc.	— (h)	43
Lennar Corp., Class A	1	62
Lennox International, Inc.	— (h)	66
Liberty Media Corp-Liberty Formula One, Class C (a)	1	66
Linde plc	4	1,980
Live Nation Entertainment, Inc. (a)	— (h)	90
Lockheed Martin Corp.	1	341
Loews Corp.	1	74
Lowe’s Cos., Inc.	6	1,253
LPL Financial Holdings, Inc.	— (h)	77
Lumentum Holdings, Inc. (a)	1	666
LyondellBasell Industries NV, Class A	1	45
M&T Bank Corp.	1	127
Marathon Petroleum Corp.	1	261
Markel Group, Inc. (a)	— (h)	78
Marriott International, Inc., Class A	1	272
Marsh & McLennan Cos., Inc.	2	268
Martin Marietta Materials, Inc.	— (h)	110
Marvell Technology, Inc.	6	1,839
Masco Corp.	1	64

SEE NOTES TO FINANCIAL STATEMENTS.

JUNE 30, 2026	SIX CIRCLES TRUST	25

Six Circles Managed Equity Portfolio International Unconstrained Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JUNE 30, 2026 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	SHARES	VALUE ($)
Common Stocks — continued
United States — continued
Mastercard, Inc., Class A	6	2,975
McCormick & Co., Inc.	1	45
McDonald’s Corp.	6	1,582
McKesson Corp.	— (h)	295
Merck & Co., Inc.	19	2,407
Meta Platforms, Inc., Class A	12	6,877
MetLife, Inc.	2	158
Mettler-Toledo International, Inc. (a)	— (h)	86
Microchip Technology, Inc.	2	160
Micron Technology, Inc.	6	7,424
Microsoft Corp.	42	15,613
Mid-America Apartment Communities, Inc. REIT	— (h)	58
Mondelez International, Inc., Class A	4	244
MongoDB, Inc., Class A (a)	— (h)	85
Monolithic Power Systems, Inc.	— (h)	223
Monster Beverage Corp. (a)	2	228
Moody’s Corp.	1	234
Morgan Stanley	10	2,128
Motorola Solutions, Inc.	1	229
MSCI, Inc., Class A	— (h)	143
Nasdaq, Inc.	2	119
Natera, Inc. (a)	— (h)	112
NetApp, Inc.	1	101
Netflix, Inc. (a)	25	1,799
Neurocrine Biosciences, Inc. (a)	— (h)	54
Newmont Corp.	10	943
News Corp., Class A	1	28
NextEra Energy, Inc.	18	1,579
NIKE, Inc., Class B	4	155
NiSource, Inc.	2	76
Nordson Corp.	— (h)	62
Norfolk Southern Corp.	1	226
Northern Trust Corp.	1	116
Northrop Grumman Corp.	— (h)	220
NRG Energy, Inc.	1	93
Nucor Corp.	4	838
NVIDIA Corp.	133	26,554
NVR, Inc. (a)	— (h)	68
Occidental Petroleum Corp.	3	124
Octave Intelligence plc, SDR (a)	6	89
Okta, Inc., Class A (a)	1	80
Old Dominion Freight Line, Inc.	1	131
Omnicom Group, Inc.	1	71
ON Semiconductor Corp. (a)	1	120
ONEOK, Inc.	2	177
Oracle Corp.	10	1,510
O’Reilly Automotive, Inc. (a)	3	250
Otis Worldwide Corp.	1	91
PACCAR, Inc.	2	207
Packaging Corp. of America	— (h)	70
Palantir Technologies, Inc., Class A (a)	14	1,592
Palo Alto Networks, Inc. (a)	5	1,625
Parker-Hannifin Corp.	— (h)	395

SECURITY DESCRIPTION	SHARES	VALUE ($)

United States — continued
Paychex, Inc.	1	99
PayPal Holdings, Inc.	3	123
PepsiCo., Inc.	11	1,555
Pfizer, Inc.	54	1,298
PG&E Corp.	7	116
Philip Morris International, Inc.	12	2,193
Phillips 66	1	226
Pinnacle Financial Partners, Inc.	— (h)	46
PNC Financial Services Group, Inc. (The)	2	412
PPG Industries, Inc.	1	91
PPL Corp.	2	89
Principal Financial Group, Inc.	1	66
Procter & Gamble Co. (The)	17	2,476
Progressive Corp. (The)	2	412
Prologis, Inc. REIT	3	406
Prudential Financial, Inc.	1	117
PTC, Inc. (a)	— (h)	50
Public Service Enterprise Group, Inc.	2	126
Public Storage REIT	1	172
PulteGroup, Inc.	1	89
Qnity Electronics, Inc.	1	123
QUALCOMM, Inc.	7	1,285
Quanta Services, Inc.	— (h)	344
Quest Diagnostics, Inc.	— (h)	81
Raymond James Financial, Inc.	1	98
RB Global, Inc.	16	1,819
Realty Income Corp. REIT	3	188
Reddit, Inc., Class A (a)	— (h)	61
Regency Centers Corp. REIT	1	41
Regeneron Pharmaceuticals, Inc.	— (h)	206
Regions Financial Corp.	3	93
Reliance, Inc.	— (h)	62
Republic Services, Inc., Class A	1	153
ResMed, Inc.	1	98
Restaurant Brands International, Inc.	26	1,906
Rivian Automotive, Inc., Class A (a)	3	47
Robinhood Markets, Inc., Class A (a)	2	232
ROBLOX Corp., Class A (a)	2	104
Rocket Cos., Inc., Class A (a)	3	52
Rocket Lab Corp. (a)	1	147
Rockwell Automation, Inc.	— (h)	182
Rollins, Inc.	1	41
Roper Technologies, Inc.	— (h)	118
Ross Stores, Inc.	1	223
Royal Caribbean Cruises Ltd.	1	270
Royalty Pharma plc, Class A	1	81
RPM International, Inc.	— (h)	53
RTX Corp.	10	1,975
S&P Global, Inc.	1	405
Salesforce, Inc.	8	1,203
Samsara, Inc., Class A (a)	1	35
SBA Communications Corp., Class A REIT	— (h)	64
Seagate Technology Holdings plc	2	1,480
Sempra	2	190

SEE NOTES TO FINANCIAL STATEMENTS.

26	SIX CIRCLES TRUST	JUNE 30, 2026

SECURITY DESCRIPTION	SHARES	VALUE ($)
Common Stocks — continued
United States — continued
ServiceNow, Inc. (a)	11	1,075
Sherwin-Williams Co. (The)	1	268
Simon Property Group, Inc. REIT	1	231
SLB Ltd.	5	228
Snap-on, Inc.	— (h)	68
Snowflake, Inc., Class A (a)	1	263
SoFi Technologies, Inc. (a)	4	73
Southern Co. (The)	14	1,336
Southern Copper Corp.	24	4,136
SS&C Technologies Holdings, Inc.	1	49
Starbucks Corp.	4	367
State Street Corp.	1	161
Steel Dynamics, Inc.	3	788
STERIS plc	— (h)	69
Strategy, Inc., Class A (a)	1	76
Stryker Corp.	1	346
Sun Communities, Inc. REIT	— (h)	55
Sunbelt Rentals Holdings, Inc.	235	17,136
Super Micro Computer, Inc. (a)	2	49
Synchrony Financial	1	98
Synopsys, Inc. (a)	1	261
Sysco Corp.	2	135
T Rowe Price Group, Inc.	1	69
Take-Two Interactive Software, Inc. (a)	1	146
Tapestry, Inc.	1	102
Targa Resources Corp.	1	181
Target Corp.	2	196
Teledyne Technologies, Inc. (a)	— (h)	101
Teradyne, Inc.	1	258
Tesla, Inc. (a)	16	6,635
Texas Instruments, Inc.	6	1,860
Texas Pacific Land Corp.	— (h)	79
Textron, Inc.	1	53
Thermo Fisher Scientific, Inc.	3	1,492
TJX Cos., Inc. (The)	10	1,509
T-Mobile US, Inc.	2	276
Toast, Inc., Class A (a)	2	45
TPG, Inc. (a) (bb)	1	— (h)
Tractor Supply Co.	2	54
Tradeweb Markets, Inc., Class A	— (h)	36
TransDigm Group, Inc.	1	1,026
TransUnion	1	52
Travelers Cos., Inc. (The)	1	239
Trimble, Inc. (a)	1	42
Truist Financial Corp.	6	296
Twilio, Inc., Class A (a)	1	106
Tyler Technologies, Inc. (a)	— (h)	46
Tyson Foods, Inc., Class A	1	61
Uber Technologies, Inc. (a)	16	1,173
Ulta Beauty, Inc. (a)	— (h)	69
Union Pacific Corp.	6	1,581
United Airlines Holdings, Inc. (a)	— (h)	39
United Parcel Service, Inc., Class B	2	254

SECURITY DESCRIPTION	SHARES	VALUE ($)

United States — continued
United Rentals, Inc.	— (h)	237
United Therapeutics Corp. (a)	— (h)	82
UnitedHealth Group, Inc.	6	2,331
US Bancorp	6	389
Valero Energy Corp.	1	270
Veeva Systems, Inc., Class A (a)	— (h)	86
Ventas, Inc. REIT	1	126
Veralto Corp.	1	76
VeriSign, Inc.	— (h)	70
Verisk Analytics, Inc., Class A	— (h)	78
Verizon Communications, Inc.	35	1,482
Vertex Pharmaceuticals, Inc. (a)	1	409
Vertiv Holdings Co., Class A	1	401
VICI Properties, Inc., Class A REIT	4	98
Visa, Inc., Class A	11	3,808
Vistra Corp.	1	178
Vulcan Materials Co.	— (h)	134
Walmart, Inc.	29	3,250
Walt Disney Co. (The)	16	1,538
Warner Bros Discovery, Inc. (a)	8	201
Waste Management, Inc.	1	283
Waters Corp. (a)	— (h)	120
Watsco, Inc.	— (h)	47
WEC Energy Group, Inc.	7	796
Wells Fargo & Co.	25	2,053
Welltower, Inc. REIT	7	1,649
West Pharmaceutical Services, Inc.	— (h)	93
Western Digital Corp.	3	1,607
Westinghouse Air Brake Technologies Corp.	1	153
Weyerhaeuser Co. REIT	3	62
Williams Cos., Inc. (The)	16	1,209
Williams-Sonoma, Inc.	— (h)	87
Workday, Inc., Class A (a)	1	84
WP Carey, Inc. REIT	1	53
WR Berkley Corp.	1	67
WW Grainger, Inc.	— (h)	195
Xcel Energy, Inc.	2	155
Xylem, Inc.	1	99
Yum! Brands, Inc.	1	149
Zimmer Biomet Holdings, Inc.	1	59
Zoetis, Inc., Class A	1	107
Zoom Communications, Inc., Class A (a)	1	70
Zscaler, Inc. (a)	— (h)	45

		386,532

Uruguay — 0.0% (g)
MercadoLibre, Inc. (a)	— (h)	255

Total Common Stocks (Cost $10,487,936)		14,442,929

SEE NOTES TO FINANCIAL STATEMENTS.

JUNE 30, 2026	SIX CIRCLES TRUST	27

Six Circles Managed Equity Portfolio International Unconstrained Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JUNE 30, 2026 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	SHARES	VALUE ($)
Preferred Stocks — 0.3%
Brazil — 0.2%
Axia Energia SA, Class C (a)	100	1,030
Banco Bradesco SA	1,352	4,738
Centrais Eletricas Brasileira SA (a)	— (h)	1
Cia Energetica de Minas Gerais	423	890
Gerdau SA	329	1,325
Itau Unibanco Holding SA	1,395	11,398
Itausa SA	1,382	3,582
Petroleo Brasileiro SA—Petrobras	1,125	8,240

		31,204

Chile — 0.0% (g)
Sociedad Quimica y Minera de Chile SA, Class B	33	2,423

Colombia — 0.0% (g)
Grupo Cibest SA	88	1,741

Germany — 0.0% (g)
Bayerische Motoren Werke AG	1	82
Dr Ing hc F Porsche AG	4	210
Henkel AG & Co. KGaA	4	369
Porsche Automobil Holding SE	2	61
Sartorius AG	2	636
Volkswagen AG	4	361

		1,719

South Korea — 0.1%
Hyundai Motor Co.	6	861
Samsung Electronics Co. Ltd.	36	5,122

		5,983

Total Preferred Stocks (Cost $37,498)		43,070

	NUMBER OF RIGHTS
Right — 0.0% (g)
Spain — 0.0% (g)
ACS Actividades de Construccion y Servicios SA, expiring 07/13/2026 (a) (Cost $230)	106	222

	NUMBER OF WARRANTS
Warrant — 0.0%
Canada — 0.0%
Constellation Software, Inc. (Canada), expiring 03/31/2040 (a) (Cost $— )	— (h)	—

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Short-Term Investments — 0.4%
Time Deposits — 0.4%
Australia & New Zealand Banking Group Ltd., 1.76%, 07/02/2026	HKD	6,946	886
2.94%, 07/01/2026	AUD	1,782	1,234
2.97%, 07/01/2026		4	4
Brown Brothers Harriman & Co.,
(1.14%), 07/01/2026	CHF	— (h)	— (h)
0.33%, 07/01/2026	SGD	630	487
0.58%, 07/01/2026	SEK	— (h)	— (h)
0.70%, 07/01/2026	DKK	— (h)	— (h)
0.87%, 07/01/2026	NZD	1,231	699
1.13%, 07/01/2026	EUR	— (h)	— (h)
2.67%, 07/01/2026	GBP	— (h)	— (h)
2.96%, 07/01/2026	NOK	7,261	733
2.97%, 07/01/2026		— (h)	— (h)
4.43%, 07/01/2026	ZAR	2,060	126
Citibank NA, 1.13%, 07/01/2026	EUR	24,777	28,310
2.67%, 07/01/2026	GBP	8,243	10,933
2.97%, 07/01/2026		11,225	11,225
Royal Bank of Canada, 1.02%, 07/02/2026	CAD	1,530	1,079
2.97%, 07/01/2026		2	2
Skandinaviska Enskilda Banken AB,
(1.14%), 07/01/2026	CHF	3,739	4,627
0.58%, 07/01/2026	SEK	6,380	658
0.70%, 07/01/2026	DKK	6,871	1,051
2.97%, 07/01/2026		2	2
Sumitomo Mitsui Banking Corp., 0.24%, 07/01/2026	JPY	761,521	4,684
2.97%, 07/01/2026		— (h)	— (h)
Sumitomo Mitsui Trust Bank Ltd., 2.97%, 07/01/2026		23	23

Total Short-Term Investments (Cost $66,763)			66,763

Total Investments — 99.6% (Cost - $10,592,427)			14,552,984

Other Assets in Excess of Liabilities — 0.4%			47,728

NET ASSETS — 100.0%			$ 14,600,712

Percentages indicated are based on net assets.

SEE NOTES TO FINANCIAL STATEMENTS.

28	SIX CIRCLES TRUST	JUNE 30, 2026

Futures contracts outstanding as of June 30, 2026:
Exchange Traded
DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT ($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) ($)

Long Contracts
Euro STOXX 50 Index	822	09/2026	EUR	59,212	485

Total unrealized appreciation (depreciation)					485

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JUNE 30, 2026

ADR	— American Depositary Receipt
CVA	— Dutch Certification
GDR	— Global Depositary Receipt
NVDR	— Non-Voting Depository Receipt
OYJ	— Public Limited Company
REIT	— Real Estate Investment Trust
SDR	— Swedish Depository Receipt
(a)	— Non-income producing security.
(e)	— Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended.
(g)	— Amount rounds to less than 0.05%.
(h)	— Amount rounds to less than 500 shares/principal or $500.
(bb)	— Security has been valued using significant unobservable inputs.
AUD	— Australian Dollar
CAD	— Canadian Dollar
CHF	— Swiss Franc
DKK	— Danish Krone
EUR	— Euro
GBP	— British Pound
HKD	— Hong Kong Dollar
JPY	— Japanese Yen
NOK	— Norwegian Krone
NZD	— New Zealand Dollar
SEK	— Swedish Krona
SGD	— Singapore Dollar
USD	— United States Dollar
ZAR	— South African Rand

Summary of Investments by Industry, June 30, 2026

The following table represents the portfolio investments of the Fund by industry classifications as a percentage of total investments:

INDUSTRY	PERCENTAGE

Banks	17.5%

Semiconductors	8.7%

Pharmaceuticals	8.4%

Aerospace/Defense	6.7%

Insurance	6.4%

Telecommunications	3.8%

Oil & Gas	3.6%

Mining	3.5%

Electric	3.5%

Agriculture	2.5%

Food	2.5%

Miscellaneous Manufacturers	2.3%

Machinery—Construction & Mining	2.3%

Apparel	2.1%

Electrical Components & Equipment	2.0%

Software	1.9%

Cosmetics/Personal Care	1.7%

Retail	1.7%

Chemicals	1.5%

Beverages	1.5%

Diversified Financial Services	1.4%

Commercial Services	1.3%

Internet	1.1%

Engineering & Construction	1.0%

Others (Each less than 1.0%)	10.6%

Short-Term Investments	0.5%

SEE NOTES TO FINANCIAL STATEMENTS.

JUNE 30, 2026	SIX CIRCLES TRUST	29

STATEMENTS OF ASSETS AND LIABILITIES

AS OF JUNE 30, 2026 (Unaudited)

(Amounts in thousands)

Six Circles Managed Equity Portfolio U.S. Unconstrained Fund
ASSETS:
Investments in non-affiliates, at value	$33,959,654
Deposits at broker for futures contracts	9,745
Prepaid expenses	2
Receivables:
Investment securities sold	72,853
Fund shares sold	28,088
Interest and dividends from non-affiliates	13,649
Tax reclaims	3
Variation margin on futures contracts	984

Total Assets	34,084,978

LIABILITIES:
Payables:
Due to custodian — cash	414
Investment securities purchased	71,737
Fund shares redeemed	8,682
Accrued liabilities:
Investment advisory fees	1,103
Administration fees	132
Custodian and accounting fees	291
Trustees’ fees	43
Registration and filing fees	366
Other	235

Total Liabilities	83,003

Commitments and contingent liabilities*

Net Assets	$34,001,975

NET ASSETS:
Paid-in capital	$22,804,438
Total distributable earnings (loss)	11,197,537

Total Net Assets	$34,001,975

Outstanding units of beneficial interest (shares) ($0.0001 par value; unlimited number of shares authorized):	1,275,345
Net Asset Value, offering and redemption price per share (a):	$26.66
Cost of investments in non-affiliates	$22,144,392

*	See Note 3.
(a)	Per share amounts may not recalculate due to rounding of net assets and/or shares outstanding.

SEE NOTES TO FINANCIAL STATEMENTS.

30	SIX CIRCLES TRUST	JUNE 30, 2026

	Six Circles Managed Equity Portfolio International Unconstrained Fund
ASSETS:
Investments in non-affiliates, at value	$14,552,984
Foreign currency, at value	4,861
Deposits at broker for futures contracts	3,711
Prepaid expenses	1
Receivables:
Fund shares sold	11,838
Interest and dividends from non-affiliates	10,845
Tax reclaims	41,724
Variation margin on futures contracts	794

Total Assets	14,626,758

LIABILITIES:
Payables:
Due to custodian — cash	—	(a)
Investment securities purchased	18,023
Fund shares redeemed	6,080
Accrued liabilities:
Investment advisory fees	588
Administration fees	133
Custodian and accounting fees	945
Trustees’ fees	22
Registration and filing fees	175
Other	80

Total Liabilities	26,046

Commitments and contingent liabilities*

Net Assets	$14,600,712

NET ASSETS:
Paid-in capital	$10,817,823
Total distributable earnings (loss)	3,782,889

Total Net Assets	$14,600,712

Outstanding units of beneficial interest (shares) ($0.0001 par value; unlimited number of shares authorized):	798,927
Net Asset Value, offering and redemption price per share (b):	$18.28
Cost of investments in non-affiliates	$10,592,427
Cost of foreign currency	4,861

*	See Note 3.
(a)	Amount rounds to less than $500.
(b)	Per share amounts may not recalculate due to rounding of net assets and/or shares outstanding.

SEE NOTES TO FINANCIAL STATEMENTS.

JUNE 30, 2026	SIX CIRCLES TRUST	31

STATEMENTS OF OPERATIONS

FOR THE SIX MONTHS ENDED JUNE 30, 2026 (Unaudited)

(Amounts in thousands)

Six Circles Managed Equity Portfolio U.S. Unconstrained Fund
INVESTMENT INCOME:
Interest income from non-affiliates	$1,852
Dividend income from non-affiliates	169,535
Foreign taxes withheld	(379)
Other Income	— (a)

Total investment income	171,008

EXPENSES:
Investment advisory fees	37,269
Administration fees	200
Custodian and accounting fees	448
Professional fees	100
Trustees’ fees	251
Printing and mailing costs	114
Registration and filing fees	408
Transfer agency fees	15
Interest expense	12
Other	317

Total expenses	39,134

Less advisory fees waived	(31,309)

Net expenses	7,825

Net investment income (loss)	163,183

REALIZED/UNREALIZED GAINS (LOSSES):
Net realized gain (loss) on:
Investments in non-affiliates	(262,688)
Futures contracts	4,200
Foreign currency transactions	(83)
Forward foreign currency exchange contracts	2

Net realized gain (loss)	(258,569)

Change in net unrealized appreciation (depreciation) of:
Investments in non-affiliates	3,045,651
Futures contracts	1,316
Foreign currency translations	4

Change in net unrealized appreciation (depreciation)	3,046,971

Net realized/unrealized gains (losses)	2,788,402

Change in net assets resulting from operations	$2,951,585

(a)	Amount rounds to less than $500.

SEE NOTES TO FINANCIAL STATEMENTS.

32	SIX CIRCLES TRUST	JUNE 30, 2026

Six Circles Managed Equity Portfolio International Unconstrained Fund
INVESTMENT INCOME:
Interest income from non-affiliates	$806
Dividend income from non-affiliates	276,246
Foreign taxes withheld	(23,692)
Other Income	4

Total investment income	253,364

EXPENSES:
Investment advisory fees	16,804
Administration fees	200
Custodian and accounting fees	1,430
Professional fees	85
Trustees’ fees	130
Printing and mailing costs	64
Registration and filing fees	182
Transfer agency fees	15
Interest expense	36
Other	202

Total expenses	19,148

Less advisory fees waived	(13,452)

Net expenses	5,696

Net investment income (loss)	247,668

REALIZED/UNREALIZED GAINS (LOSSES):
Net realized gain (loss) on:
Investments in non-affiliates	37,978
Futures contracts	10,119
Foreign currency transactions	(2,532)
Forward foreign currency exchange contracts	(86)

Net realized gain (loss)	45,479

Change in net unrealized appreciation (depreciation) of:
Investments in non-affiliates	886,827
Futures contracts	(542)
Foreign currency translations	(1,283)
Forward foreign currency exchange contracts	(1,075)

Change in net unrealized appreciation (depreciation)	883,927

Net realized/unrealized gains (losses)	929,406

Change in net assets resulting from operations	$1,177,074

SEE NOTES TO FINANCIAL STATEMENTS.

JUNE 30, 2026	SIX CIRCLES TRUST	33

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE PERIODS INDICATED

(Amounts in thousands)

	Six Circles Managed Equity Portfolio U.S. Unconstrained Fund
	Period Ended June 30, 2026 (Unaudited)	Year Ended December 31, 2025
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income (loss)	$163,183	$260,248
Net realized gain (loss)	(258,569)	36,241
Change in net unrealized appreciation (depreciation)	3,046,971	3,775,214

Change in net assets resulting from operations	2,951,585	4,071,703

DISTRIBUTIONS TO SHAREHOLDERS:
Distributions to shareholders	—	(274,846)

CAPITAL TRANSACTIONS:
Change in net assets resulting from capital transactions	3,591,618	4,630,277

NET ASSETS:
Change in net assets	6,543,203	8,427,134
Beginning of period	27,458,772	19,031,638

End of period	$34,001,975	$27,458,772

CAPITAL TRANSACTIONS:
Proceeds from shares issued	$4,558,226	$6,807,989
Distributions reinvested	—	273,872
Cost of shares redeemed	(966,608)	(2,451,584)

Total change in net assets resulting from capital transactions	$3,591,618	$4,630,277

SHARE TRANSACTIONS:
Issued	182,765	315,047
Reinvested	—	11,336
Redeemed	(38,740)	(114,147)

Change in Shares	144,025	212,236

SEE NOTES TO FINANCIAL STATEMENTS.

34	SIX CIRCLES TRUST	JUNE 30, 2026

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE PERIODS INDICATED

(Amounts in thousands)

	Six Circles Managed Equity Portfolio International Unconstrained Fund
	Period Ended June 30, 2026 (Unaudited)	Year Ended December 31, 2025
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income (loss)	$247,668	$249,043
Net realized gain (loss)	45,479	(73,939)
Change in net unrealized appreciation (depreciation)	883,927	2,333,524

Change in net assets resulting from operations	1,177,074	2,508,628

DISTRIBUTIONS TO SHAREHOLDERS:
Distributions to shareholders	—	(312,571)

CAPITAL TRANSACTIONS:
Change in net assets resulting from capital transactions	1,235,176	3,715,838

NET ASSETS:
Change in net assets	2,412,250	5,911,895
Beginning of period	12,188,462	6,276,567

End of period	$14,600,712	$12,188,462

CAPITAL TRANSACTIONS:
Proceeds from shares issued	$1,910,003	$4,365,927
Distributions reinvested	—	311,553
Cost of shares redeemed	(674,827)	(961,642)

Total change in net assets resulting from capital transactions	$1,235,176	$3,715,838

SHARE TRANSACTIONS:
Issued	108,141	285,584
Reinvested	—	18,905
Redeemed	(37,884)	(63,269)

Change in Shares	70,257	241,220

SEE NOTES TO FINANCIAL STATEMENTS.

JUNE 30, 2026	SIX CIRCLES TRUST	35

FINANCIAL HIGHLIGHTS

FOR THE PERIODS INDICATED

	Per share operating performance:
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss) (b)	Net realized and unrealized gains (losses) on investments and foreign currency transactions	Total from investment operations	Net investment income	Net realized gain	Total distributions

Six Circles Managed Equity Portfolio U.S. Unconstrained Fund
Six Months Ended June 30, 2026 (Unaudited)	$24.27	$0.14	$2.25	$2.39	$—	$—	$—
Year Ended December 31, 2025	20.71	0.25	3.56	3.81	(0.23)	(0.02)	(0.25)
Year Ended December 31, 2024	16.74	0.25	3.93	4.18	(0.21)	—	(0.21)
Year Ended December 31, 2023	13.12	0.22	3.59	3.81	(0.19)	—	(0.19)
Year Ended December 31, 2022	16.70	0.20	(3.58)	(3.38)	(0.18)	(0.02)	(0.20)
Year Ended December 31, 2021	13.74	0.19	3.46	3.65	(0.15)	(0.54)	(0.69)

(a)	Certain expenses incurred by the Fund were not annualized for the period.
(b)	Calculated based upon average shares outstanding.
(c)	Not annualized for periods less than one year.
(d)

Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(e)	Includes interest expense, if applicable, which is less than 0.005% unless otherwise noted.

SEE NOTES TO FINANCIAL STATEMENTS.

36	SIX CIRCLES TRUST	JUNE 30, 2026

	Ratios/Supplemental data
			Ratios to average net assets (a)
Net asset value, end of period	Total return (c)(d)	Net assets, end of period (000’s)	Net expenses, with interest expense (e)	Net expenses, without interest expense	Net investment income (loss)	Expenses without waivers and reimbursements	Portfolio turnover rate (c)

$26.66	9.85%	$34,001,975	0.05%	0.05%	1.09%	0.26%	12.28%
24.27	18.38	27,458,772	0.06	0.06	1.14	0.27	24.86
20.71	24.94	19,031,638	0.06	0.06	1.27	0.27	24.36
16.74	29.09	10,176,436	0.06	0.06	1.48	0.27	32.74
13.12	(20.26)	6,201,022	0.07	0.07	1.38	0.28	49.13
16.70	26.68	5,113,135	0.07	0.07	1.19	0.28	26.74

SEE NOTES TO FINANCIAL STATEMENTS.

JUNE 30, 2026	SIX CIRCLES TRUST	37

FINANCIAL HIGHLIGHTS

FOR THE PERIODS INDICATED (continued)

	Per share operating performance:
		Investment operations				Distributions
	Net asset value, beginning of period	Net investment income (loss) (b)		Net realized and unrealized gains (losses) on investments and foreign currency transactions	Total from investment operations	Net investment income	Net realized gain	Total distributions

Six Circles Managed Equity Portfolio International Unconstrained Fund
Six Months Ended June 30, 2026 (Unaudited)	$16.73	$0.32		$1.23	$1.55	$—	$—	$—
Year Ended December 31, 2025	12.88	0.41		3.88	4.29	(0.44)	—	(0.44)
Year Ended December 31, 2024	12.91	0.37		(0.02)	0.35	(0.38)	—	(0.38)
Year Ended December 31, 2023	11.00	0.32		1.88	2.20	(0.29)	—	(0.29)
Year Ended December 31, 2022	12.95	0.34		(1.96)	(1.62)	(0.33)	—	(0.33)
Year Ended December 31, 2021	11.03	0.34	(g)	1.83	2.17	(0.25)	—	(0.25)

(a)	Certain expenses incurred by the Fund were not annualized for the period.
(b)	Calculated based upon average shares outstanding.
(c)	Not annualized for periods less than one year.
(d)

Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(e)	Includes interest expense, if applicable, which is less than 0.005% unless otherwise noted.
(f)	Includes interest expense, which was 0.006% for the year ended December 31, 2022.
(g)	Includes income recognized from non-cash dividends which amounted to $0.02 per share and 0.134% of average net assets for the year ended December 31, 2021.
(h)	Includes interest expense, which was 0.009% for the year ended December 31, 2021.

SEE NOTES TO FINANCIAL STATEMENTS.

38	SIX CIRCLES TRUST	JUNE 30, 2026

	Ratios/Supplemental data
			Ratios to average net assets (a)
Net asset value, end of period	Total return (c)(d)	Net assets, end of period (000’s)	Net expenses, with interest expense (e)		Net expenses, without interest expense	Net investment income (loss)		Expenses without waivers and reimbursements	Portfolio turnover rate (c)

$18.28	9.26%	$14,600,712	0.08%		0.08%	3.68%		0.28%	11.31%
16.73	33.34	12,188,462	0.10		0.10	2.70		0.30	40.24
12.88	2.62	6,276,567	0.10		0.10	2.73		0.30	26.38
12.91	20.05	4,842,287	0.11		0.11	2.62		0.31	42.84
11.00	(12.54)	3,191,667	0.14	(f)	0.13	3.08		0.34	81.90
12.95	19.76	2,990,488	0.12	(h)	0.11	2.70	(g)	0.32	32.44

SEE NOTES TO FINANCIAL STATEMENTS.

JUNE 30, 2026	SIX CIRCLES TRUST	39

NOTES TO FINANCIAL STATEMENTS

AS OF JUNE 30, 2026 (Unaudited)

1. Organization

Six Circles Trust (the “Trust”) was formed on November 8, 2017, as a Delaware statutory trust, pursuant to a Declaration of Trust dated November 8, 2017, as amended and restated June 12, 2018, and further amended to add fund series on September 21, 2018, November 19, 2019, April 13, 2020, and March 20, 2024, and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

Six Circles Managed Equity Portfolio U.S. Unconstrained Fund and Six Circles Managed Equity Portfolio International Unconstrained Fund are two separate series of the Trust (each, a “Fund” and collectively, the “Funds”) covered by this report. The Funds are classified as “non-diversified” funds. Each Fund currently offers one class of shares. The Funds commenced operations on April 10, 2019.

The investment objective of the Six Circles Managed Equity Portfolio U.S. Unconstrained Fund and the Six Circles Managed Equity Portfolio International Unconstrained Fund is to provide capital appreciation.

J.P. Morgan Private Investments Inc. (“JPMPI”), an indirect, wholly-owned subsidiary of JPMorgan Chase & Co. (“JPMorgan”), acts as the Funds’ investment adviser (the “Adviser”). The Adviser has engaged a Sub-Adviser (as defined below) to manage the assets of the Funds.

2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements. The Funds are investment companies and, accordingly, follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 — Investment Companies, which is part of U.S. generally accepted accounting principles (“GAAP”). The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

A. Valuation of Investments — The valuation of investments is in accordance with GAAP and the Funds’ valuation policies set forth by and under the supervision and responsibility of the Board of Trustees (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at unadjusted quoted prices and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

The Board has designated the Adviser as the Valuation Designee, and the Adviser uses the Six Circles Funds Valuation Committee (“VC”), comprised of officers of the Funds and other personnel of the Adviser, to assist the Board with the oversight and monitoring of the valuation of the Funds’ investments with respect to Rule 2a-5 under the 1940 Act. The VC oversees and carries out policies and procedures for the valuation of investments held by the Funds. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events and pricing vendor due diligence. The VC, through the Adviser, is responsible for assessing the potential impacts to the fair values on an ongoing basis, and discussing this on at least a quarterly basis with the Board.

A market-based approach is primarily used to value the Funds’ investments for which market quotations are readily available and which are generally valued at their current market value. Other securities and assets, including securities for which market quotations are not readily available; securities for which market quotations are determined not to be reliable; or, securities in which their value has been materially affected by events occurring after the close of trading on the exchange or market on which the security is principally traded but before a Fund’s net asset value (“NAV”) is calculated, may be valued at fair value in accordance with policies and procedures adopted by the Board. The valuation may include related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information for the investment in order to determine the fair value of the investment. An income-based valuation approach may be used in which the anticipated future cash flows of the investment are discounted to calculate the fair value. Discounts may be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may be based on current market prices of securities that are comparable in coupon, rating, maturity and industry. It is possible that the estimated values may differ significantly from the values that would have been used, had a ready market for the investments existed, and such differences could be material.

Equity securities listed on a North American, Central American, South American or Caribbean (“Americas”) securities exchange are generally valued at the last sale price or official market closing price on the primary exchange on which the security is principally traded that is reported before the time when the NAV of the Funds are calculated on a valuation date. The Funds calculate their NAV as of 4 p.m. Eastern time each day the New York Stock Exchange (NYSE) is open for trading.

Foreign equity securities are valued as of the close of trading on the stock exchange on which the security is primarily traded, or as of 4 p.m. Eastern time. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at 4 p.m. Eastern time on the day that the value of the security is determined. Generally, foreign equity securities, as well as certain derivatives with equity reference obligations, are valued by applying international fair value factors provided by approved pricing services.

The factors seek to adjust the local closing price for movements of local markets post-closing, but prior to the time the NAVs are calculated. The fair valued securities are converted at the exchange rates available at 4 p.m. Eastern time.

40	SIX CIRCLES TRUST	JUNE 30, 2026

Fixed income securities are valued based on prices received from pricing services. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, pricing services may consider a variety of inputs and factors, including, but not limited to proprietary models that may take into account market transactions in securities with comparable characteristics, yield curves, option-adjusted spreads, credit spreads, estimated default rates, coupon rates, underlying collateral and estimated cash flows. Pricing services generally value fixed-income securities assuming orderly transactions of an institutional round lot size, but a fund may hold or transact in such securities in smaller, odd lot sizes. Odd lots may trade at lower prices than institutional round lots.

Shares of exchange-traded funds (“ETFs”) are generally valued at the last sale price on the exchange on which the ETF is principally traded. Shares of open-end investment companies are valued at their respective NAVs.

Exchange-traded futures contracts are generally valued on the basis of available market quotations. Forward foreign currency exchange contracts are valued utilizing market quotations from approved pricing services.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Funds’ investments are summarized into the three broad levels listed below.

•	Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.
•

Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Funds’ assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following tables represent each valuation input as presented on the Schedules of Portfolio Investments (“SOIs”) (amounts in thousands):

Six Circles Managed Equity Portfolio U.S. Unconstrained Fund

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs		Total
Investments in Securities
Common Stocks
Basic Materials	$332,600	$—	$—		$332,600
Communications	6,164,160	—	—		6,164,160
Consumer Cyclical	2,226,964	—	—		2,226,964
Consumer Non-cyclical	4,696,908	—	—		4,696,908
Energy	1,279,020	—	—		1,279,020
Financial	2,299,987	—	—	(a)	2,299,987
Industrial	3,429,003	—	—		3,429,003
Technology	12,399,176	—	—		12,399,176
Utilities	980,014	—	—		980,014

Total Common Stocks	33,807,832	—	—	(a)	33,807,832

Warrant
Technology	—	—	—	(b)	—	(b)
Short-Term Investments
Time Deposits	—	151,822	—		151,822

Total Investments in Securities	$33,807,832	$151,822	$—	(a)	$33,959,654

Appreciation in Other Financial Instruments
Future contract	$862	$—	$—		$862

(a)	Amount rounds to less than $500.
(b)	Value is zero.

JUNE 30, 2026	SIX CIRCLES TRUST	41

NOTES TO FINANCIAL STATEMENTS

AS OF JUNE 30, 2026 (Unaudited) (continued)

Six Circles Managed Equity Portfolio International Unconstrained Fund

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs		Total
Investments in Securities
Common Stocks
Australia	$40	$296,515	$–		$296,555
Austria	–	62,953	–		62,953
Belgium	–	153,688	—		153,688
Bermuda	162	—	—		162
Brazil	86,993	—	—		86,993
Canada	335,700	—	—		335,700
Chile	8,527	19,583	—		28,110
China	—	1,313	—		1,313
Colombia	1,683	—	—		1,683
Czech Republic	1,612	826	—		2,438
Denmark	17,557	231,623	—		249,180
Egypt	—	271	—		271
Finland	—	133,768	—		133,768
France	—	1,509,925	—		1,509,925
Germany	—	1,703,876	—		1,703,876
Greece	—	3,744	—		3,744
Hong Kong	994	231,699	—		232,693
Hungary	580	2,444	—		3,024
India	119	57,043	—		57,162
Indonesia	666	1,517	—		2,183
Ireland	17,513	80,794	—		98,307
Italy	5,495	488,372	—		493,867
Japan	1,700	946,407	—		948,107
Kuwait	—	3,681	—		3,681
Luxembourg	4,370	36,614	—		40,984
Macau	—	777	—		777
Malaysia	970	4,946	—		5,916
Mexico	50,430	7,518	—		57,948
Netherlands	7,803	1,064,163	—		1,071,966
New Zealand	—	11,192	—		11,192
Norway	12,153	75,760	—		87,913
Peru	7,785	—	—		7,785
Philippines	320	2,971	—		3,291
Poland	—	11,074	—		11,074
Portugal	—	26,173	—		26,173
Qatar	1,123	3,477	—		4,600
Saudi Arabia	1,683	11,333	—		13,016
Singapore	9,176	63,875	—		73,051
South Africa	2,940	12,375	—		15,315
South Korea	323	127,406	—		127,729
Spain	—	605,045	—		605,045
Sweden	33,152	385,269	—		418,421
Switzerland	11,383	1,555,156	—		1,566,539
Taiwan	—	334,446	—		334,446
Thailand	—	5,422	—		5,422
Turkey	—	3,205	—		3,205
United Arab Emirates	—	6,000	—		6,000
United Kingdom	27,224	3,121,727	—		3,148,951
United States	367,229	19,303	—	(a)	386,532
Uruguay	255	—	—		255

Total Common Stocks	1,017,660	13,425,269	—	(a)	14,442,929

42	SIX CIRCLES TRUST	JUNE 30, 2026

Six Circles Managed Equity Portfolio International Unconstrained Fund (continued)

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs		Total
Preferred Stocks
Brazil	$31,203	$1	$—		$31,204
Chile	2,423	—	—		2,423
Colombia	1,741	—	—		1,741
Germany	—	1,719	—		1,719
South Korea	—	5,983	—		5,983

Total Preferred Stocks	35,367	7,703	—		43,070

Right
Spain	222	—	—		222
Warrant
Canada	—	—	—	(b)	—	(b)
Short-Term Investments
Time Deposits	—	66,763	—		66,763

Total Investments in Securities	$1,053,249	$13,499,735	$—	(a)	$14,552,984

Appreciation in Other Financial Instruments
Future contract	$485	$—	$—		$485

(a)	Amount rounds to less than $500.
(b)	Value is zero.

There were no significant transfers into or out of level 3 for the period ended June 30, 2026 for the Funds.

B. Restricted Securities — Certain securities held by the Funds may be subject to legal or contractual restrictions on resale. Restricted securities generally are resold in transactions exempt from registration under the Securities Act of 1933 (the “Securities Act”). Disposal of these securities may involve time-consuming negotiations and expense. Prompt sale at the current valuation may be difficult and could adversely affect the NAV of the Funds.

As of June 30, 2026 the Funds had no investments in restricted securities other than securities sold to the Funds under Rule 144A or Regulation S under the Securities Act.

C. Derivatives — The Funds used derivative instruments including futures, and forward foreign currency exchange contracts, in connection with their respective investment strategies. Derivative instruments may be used as substitutes for securities in which the Funds can invest, to hedge portfolio investments or to generate income or gain to the Funds. Derivatives may also be used to manage duration, sector and yield curve exposures as well as credit and spread volatility.

The Funds may be subject to various risks from the use of derivatives including the risk that changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index; counterparty credit risk related to derivatives counterparties’ failure to perform under contract terms; liquidity risk related to the lack of a liquid market for these contracts allowing a Fund to close out its position(s); and documentation risk relating to disagreement over contract terms. Investing in certain derivatives also results in a form of leverage and as such, the Funds’ risk of loss associated with these instruments may exceed their value, as recorded on the Statements of Assets and Liabilities.

The Funds are party to various derivative contracts governed by International Swaps and Derivatives Association master agreements (“ISDA agreements”). The Funds’ ISDA agreements, which are separately negotiated by the Sub-Advisers, with each dealer counterparty, may contain provisions allowing, absent other considerations, a counterparty to exercise rights, to the extent not otherwise waived, against the Funds in the event the Funds’ net assets decline over time by a pre-determined percentage or fall below a pre-determined floor. The ISDA agreements may also contain provisions allowing, absent other conditions, the Funds to exercise rights, to the extent not otherwise waived, against a counterparty (e.g., decline in a counterparty’s credit rating below a specified level). Such rights for both a counterparty and the Funds often include the ability to terminate (i.e., close out) open contracts at prices which may favor a counterparty, which could have an adverse effect on the Funds. The ISDA agreements give the Funds and a counterparty the right, upon an event of default, to close out all transactions traded under such agreements and to net amounts owed or due across all transactions and offset such net payable or receivable with collateral posted to a segregated account by one party to the other.

Counterparty credit risk may be mitigated to the extent a counterparty posts collateral for mark-to-market gains to a Fund.

Note C(1) below describes the derivatives used by the Funds.

(1) Futures Contracts — The Funds used index futures to gain or reduce exposure to certain countries or regions, to maintain liquidity or minimize transaction costs.

JUNE 30, 2026	SIX CIRCLES TRUST	43

NOTES TO FINANCIAL STATEMENTS

AS OF JUNE 30, 2026 (Unaudited) (continued)

Futures contracts may provide for the delayed delivery of the underlying instrument at a fixed price or are settled for a cash amount based on the change in the value of the underlying instrument at a specific date in the future. Upon entering into a futures contract, the Funds are required to deposit with the broker, cash or securities in an amount equal to a certain percentage of the contract amount, which is referred to as the initial margin deposit. Subsequent payments, referred to as variation margin, are made or received by the Funds periodically and are based on changes in the market value of open futures contracts. Changes in the market value of open futures contracts are recorded as Change in net unrealized appreciation/depreciation on the Statements of Operations. Realized gains or losses, representing the difference between the value of the contract at the time it was opened and the value at the time it was closed, are reported on the Statements of Operations at the closing or expiration of the futures contract. Securities deposited as initial margin are designated on the SOIs and cash deposited is recorded on the Statements of Assets and Liabilities. A receivable from and/or a payable to brokers for the daily variation margin is also recorded on the Statements of Assets and Liabilities. Futures contracts outstanding at period end, if any, are listed after each Fund’s SOI.

The use of futures contracts may expose the Funds to equity price risk. The Funds may be subject to the risk that the change in the value of the futures contract may not correlate perfectly with the underlying instrument. Use of long futures contracts subjects the Funds to risk of loss in excess of the amounts shown on the Statements of Assets and Liabilities, up to the notional amount of the futures contracts. Use of short futures contracts subjects the Funds to unlimited risk of loss. The Funds may enter into futures contracts only on exchanges or boards of trade. The exchange or board of trade acts as the counterparty to each futures transaction; therefore, the Funds’ credit risk is limited to failure of the exchange or board of trade. Under some circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract can vary from the previous day’s settlement price, which could effectively prevent the liquidation of positions.

The Funds’ futures contracts are not subject to master netting arrangements (the right to close out all transactions traded with a counterparty and net amounts owed or due across transactions).

(2) Summary of Derivatives Information

The following tables present the value of derivatives held as of June 30, 2026, by their primary underlying risk exposure and respective location on the Statements of Assets and Liabilities (amounts in thousands):

Six Circles Managed Equity Portfolio U.S. Unconstrained Fund

Derivative Contracts	Statements of Assets and Liabilities Location
Gross Assets:		Futures Contracts (a)
Equity contracts	Receivables, Net Assets — Unrealized Appreciation	$862

(a)

This amount represents the cumulative appreciation (depreciation) of futures contracts as reported on the SOIs. The Statements of Assets and Liabilities only reflect the current day variation margin receivable/payable from/to brokers.

Six Circles Managed Equity Portfolio International Unconstrained Fund

Derivative Contracts	Statements of Assets and Liabilities Location
Gross Assets:		Futures Contracts (a)
Equity contracts	Receivables, Net Assets — Unrealized Appreciation	$485

(a)

This amount represents the cumulative appreciation (depreciation) of futures contracts as reported on the SOIs. The Statements of Assets and Liabilities only reflect the current day variation margin receivable/payable from/to brokers.

The following tables present the effect of derivatives on the Statements of Operations for the period ended June 30, 2026, by primary underlying risk exposure (amounts in thousands):

Six Circles Managed Equity Portfolio U.S. Unconstrained Fund

Amount of Realized Gain (Loss) on Derivatives Recognized on the Statements of Operations
Derivative Contracts	Futures Contracts	Forward Foreign Currency Exchange Contracts	Total
Equity contracts	$4,200	$—	$4,200
Foreign exchange contracts	—	2	2

Total	$4,200	$2	$4,202

Amount of Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized on the Statements of Operations
Derivative Contracts	Futures Contracts
Equity contracts	$1,316

Total	$1,316

44	SIX CIRCLES TRUST	JUNE 30, 2026

Six Circles Managed Equity Portfolio International Unconstrained Fund

Amount of Realized Gain (Loss) on Derivatives Recognized on the Statements of Operations
Derivative Contracts	Futures Contracts	Forward Foreign Currency Exchange Contracts	Total
Equity contracts	$10,119	$—	$10,119
Foreign exchange contracts	—	(86)	(86)

Total	$10,119	$(86)	$10,033

Amount of Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized on the Statements of Operations
Derivative Contracts	Futures Contracts	Forward Foreign Currency Exchange Contracts	Total
Equity contracts	$(542)	$—	$(542)
Foreign exchange contracts	—	(1,075)	(1,075)

Total	$(542)	$(1,075)	$(1,617)

Derivatives Volume

The table below discloses the volume of the Funds’ futures contracts and forward foreign currency exchange contracts activity during the period ended June 30, 2026 (amounts in thousands, except number of contracts). Average notional and principal amounts are calculated using the month-end notional or principal amounts of open derivatives positions during the period. Please refer to the tables in the Summary of Derivative Information for derivative-related gains and losses associated with volume activity (amounts in thousands).

	Six Circles Managed Equity Portfolio U.S. Unconstrained Fund	Six Circles Managed Equity Portfolio International Unconstrained Fund
Futures Contracts:
Average Notional Amount Long	$130,777	$110,535
Average Notional Amount Short	—	—
Forward Foreign Currency Exchange:
Average Principal Amount Purchased	—	329,765	(a)
Average Principal Amount Sold	—	334,712	(a)

(a)	Positions were open for 2 months during the period.

D. Foreign Currency Translation — The books and records of the Funds are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the prevailing exchange rates of such currencies against the U.S. dollar. The market value of investment securities and other assets and liabilities are translated at the exchange rate as of the valuation date. Purchases and sales of investment securities, income and expenses are translated at the exchange rate prevailing on the respective dates of such transactions.

The Funds do not isolate the effect of changes in foreign exchange rates from changes in market prices on securities held. Accordingly, such changes are included within the Change in net unrealized appreciation/depreciation on investments on the Statements of Operations.

Reported realized foreign currency gains and losses arise from the disposition of foreign currency. Currency gains or losses may be realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on each Fund’s books on the transaction date and the U.S. dollar equivalent of the amounts actually received or paid. These reported realized foreign currency gains and losses are included in Net realized gain (loss) on foreign currency transactions on the Statements of Operations. Unrealized foreign currency gains and losses arise from changes (due to changes in exchange rates) in the value of foreign currency and other assets and liabilities denominated in foreign currencies, which are held at period end and are included in Change in net unrealized appreciation/depreciation on foreign currency translations on the Statements of Operations.

E. Security Transactions, Investment Income and Expense Allocation — Securities transactions are recorded on a trade date basis. Realized gain and loss from securities transactions are recorded on an identified cost basis for financial reporting and federal income tax purposes. Interest income is determined on the basis of coupon interest accrued using the effective interest method which adjusts for amortization of premiums and accretion of discounts. Dividend income, net of foreign taxes withheld, if any, is recorded on the ex-dividend date or when a Fund first learns of the dividend. Non-cash dividends, if any, are recorded on the ex-dividend date or corporate action date at fair value. Distributions received from certain investments held by the Funds may be comprised of dividends, realized gains and returns of capital. The Funds originally estimate the expected classification of such payments. The amounts may subsequently be reclassified upon receipt of information from the issuer.

JUNE 30, 2026	SIX CIRCLES TRUST	45

NOTES TO FINANCIAL STATEMENTS

AS OF JUNE 30, 2026 (Unaudited) (continued)

The Funds are charged for those expenses of the Trust that are directly attributable to each Fund. Expenses that are not directly attributable to a Fund are typically allocated among the Funds in proportion to their respective net assets.

F. Segment Reporting —The Chief Operating Decision Maker (CODM) is identified as the Fund management team, which comprises the Chief Investment Officer team, the named portfolio managers of the Adviser, and the officers of the Trust, including the Principal Executive Officer and the Principal Financial Officer. Each Fund is considered an operating segment, and its performance and operating results are reviewed daily to make informed decisions regarding performance. The CODM utilizes performance indicators such as profit, loss, income, expenses, and performance returns. These operating measures are reflected in the financial reporting, including, but not limited to, the Statement of Assets and Liabilities, the Statement of Operations, and the Financial Highlights. These reports are among the many inputs used by the CODM to assess performance and make strategic decisions.

G. Federal Income Tax — Each Fund is treated as a separate taxable entity for Federal income tax purposes. Each Fund’s policy is to comply with the provisions of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”) applicable to regulated investment companies. Each Fund intends to distribute to shareholders, substantially all of its distributable net investment income and net realized capital gains on investments. Accordingly, no provision for Federal income tax is necessary.

The Funds follow the provisions of FASB Codification Section 740 (“ASC Section 740”) “Accounting for Uncertainty in Income Taxes” which clarifies the accounting for uncertainty in tax positions taken or expected to be taken on a tax return. ASC Section 740 sets forth a threshold for financial statement recognition, measurement and disclosure of tax positions taken or expected to be taken on a tax return. The Funds are required to recognize the tax effects of certain tax positions under a “more likely than not” standard, that based on their technical merits, have more than 50 percent likelihood of being sustained upon examination. Management has analyzed the tax positions taken on the Funds’ federal income tax returns for all open periods, and has concluded that no provision for federal income tax is required in the Funds’ financial statements. At June 30, 2026 the Funds did not have any uncertain tax benefits that require recognition, de-recognition or disclosure. Each Fund’s Federal tax returns for the prior three fiscal years, or since inception if shorter, remain subject to examination by the Internal Revenue Service.

The Funds did not pay any federal or state and local income taxes. There were no significant amounts of income taxes paid in foreign jurisdictions by the Funds during the reporting period ended June 30, 2026.

H. Foreign Tax — The Funds may be subject to foreign taxes on income, gains on investments or currency purchases/repatriation, a portion of which may be recoverable. The Funds will accrue such taxes and recoveries as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests. When capital gain tax is determined to apply, the Funds record an estimated deferred tax liability in an amount that would be payable if the securities were disposed of on the valuation date.

I. Distributions to Shareholders — Distributions to shareholders are recorded on the ex-dividend date. Distributions from net investment income and net realized capital gains are generally declared and paid according to the following schedule:

Fund Name	Net Investment Income	Net Realized Capital Gains
Six Circles Managed Equity Portfolio U.S. Unconstrained Fund	Annual	Annual
Six Circles Managed Equity Portfolio International Unconstrained Fund	Annual	Annual

Income and capital gain distributions will be determined in accordance with federal income tax regulations which may differ from GAAP. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character.

Temporary differences arise when certain items of income, expense, gain, or loss are recognized in different periods for financial statement and tax purposes. These differences will reverse at some time in the future. Differences in classification may also result from the treatment of short-term gains as ordinary income for tax purposes. As a result, income dividends and capital gain distributions declared during a fiscal period may differ significantly from the net investment income (loss) and realized gain (loss) reported on the Fund financial statements presented under GAAP.

Distributions classified as a tax basis return of capital, if any, are reflected on the Statement of Changes in Net Assets and have been recorded to paid-in capital.

3. Fees and Other Transactions with Affiliates

A. Investment Advisory Fees — The Adviser serves as the Funds’ investment adviser pursuant to an investment advisory agreement (the “Investment Advisory Agreement”). Under the terms of the Investment Advisory Agreement, the Adviser generally manages the Funds’ investments in accordance with the stated policies of each Fund, subject to the supervision of the Funds’ Board of Trustees. For the services provided to the Funds, the Adviser is entitled to a fee, accrued daily and paid monthly, at the annual rate of 0.25% of the average daily net assets of each Fund.

The Adviser selects and oversees professional money managers (the “Sub-Advisers”) who are responsible for investing the assets of the Funds under sub-advisory agreements (the “Sub-Advisory Agreements”). Pursuant to each respective Sub-Advisory Agreement, the Adviser agrees to pay each Sub-Adviser a sub-advisory fee from its investment advisory fees. BlackRock Investment Management, LLC (“BlackRock”) currently serves as the Sub-Adviser to the Funds. The Sub-Adviser is paid a management fee by the Adviser pursuant to their individually negotiated Sub-Advisory Agreement.

46	SIX CIRCLES TRUST	JUNE 30, 2026

The Adviser engaged Russell Investments Implementation Services, LLC (“Russell”) to provide stand-by interim sub-advisory services, as well as transition management services, for each Fund, to be utilized as needed in certain transitional circumstances involving a Fund Sub-Adviser. Russell is paid a minimum per fund annual flat fee and/or a monthly fee equal to a percentage of daily net assets to the extent assets are allocated to Russell as interim Sub-Adviser. During the reporting period, the Funds have not allocated assets to Russell.

The Adviser waived Investment Advisory fees and/or reimbursed expenses as outlined in Note 3F and reflected on the Statement of Operations.

B. Administration and Accounting Fees — Pursuant to an Administrative Agency Agreement, Brown Brothers Harriman & Co. (the “Administrator”) provides certain administration and fund accounting services to the Funds.

C. Distribution Fees — Pursuant to a Distribution Agreement, Foreside Fund Services, LLC (the “Distributor”), will serve as the Funds’ principal underwriter and acts as the agent of the Funds in connection with the continuous offering of shares of each Fund. The Distributor and its officers have no role in determining the investment policies or which securities are to be purchased or sold by the Funds. The Distributor does not receive compensation from the Funds, but instead is compensated by the Adviser for certain distribution-related expenses.

D. Custodian — Pursuant to a Custodian Agreement, Brown Brothers Harriman & Co. serves as the custodian (the “Custodian”) for each of the Funds and is responsible for holding portfolio securities and cash and maintaining the books of account and records of portfolio transactions.

E. Transfer Agent — Pursuant to a Transfer Agency and Service Agreement, DST Asset Manager Solutions, Inc. (the “Transfer Agent”) serves as each Fund’s transfer and dividend disbursing agent. The Transfer Agent is responsible for maintaining account records, detailing the ownership of Fund shares and for crediting income, capital gains and other changes in share ownership to shareholder accounts.

F. Waivers and Reimbursements — The Adviser has contractually agreed through at least April 30, 2027, to waive any management fees that exceed the aggregate management fees the Adviser is contractually required to pay each Fund’s Sub-Adviser. Thereafter, this waiver will continue for subsequent one year terms unless terminated in accordance with its terms. Such waivers are not subject to reimbursement by the Funds. The Adviser has also contractually agreed through at least April 30, 2027, to reimburse expenses to the extent Total Annual Fund Operating Expenses (excluding acquired fund fees and expenses, if any, dividend and interest expenses related to short sales, brokerage fees, interest on borrowings, taxes, expenses related to litigation and potential litigation, and extraordinary expenses) exceed the following percentages of the average daily net assets of each Fund (the “Expense Cap”):

Fund	Expense Cap
Six Circles Managed Equity Portfolio U.S. Unconstrained Fund	0.45%
Six Circles Managed Equity Portfolio International Unconstrained Fund	0.50%

An expense reimbursement by a Fund’s Adviser is subject to repayment by the Fund only to the extent it can be made within thirty-six months following the date of such reimbursement by the Adviser. Repayment must be limited to amounts that would not cause a Fund’s operating expenses (taking into account any reimbursements or waiver by the Adviser and repayments by the Fund) to exceed a Expense Cap in effect at the time of the reimbursement by the Adviser or at the time of repayment by the Fund. This expense reimbursement is in effect through April 30, 2027, at which time the Adviser and/or its affiliates will determine whether to renew or revise it.

For the period ended June 30, 2026, there were no amounts reimbursed by the Adviser, nor were there amounts available for potential future recoupment by the Adviser.

G. Cross Trades — The Funds may participate in purchase and sale transactions with other Six Circles Funds. These cross trades are executed in accordance with procedures adopted by the Trust’s Board and comply with Rule 17a-7 of the 1940 Act, which require, among other things, that such cross trades be effected at the independent current market price of the security.

During the period ended June 30, 2026, the aggregate value of purchase and sale cross trades with other Six Circles Funds were as follows (amounts in thousands):

Fund Name	Purchases	Sales	Realized gain/loss
Six Circles Managed Equity Portfolio U.S. Unconstrained Fund	$3,619	$7,225	$(1,081)
Six Circles Managed Equity Portfolio International Unconstrained Fund	1,705	—	—

4. Investment Transactions

During the period ended June 30, 2026, purchases and sales of investments (excluding short-term investments) were as follows (amounts in thousands):

	Purchases (excluding U.S. Government)	Sales (excluding U.S. Government)	Purchases of U.S. Government	Sales of U.S. Government
Six Circles Managed Equity Portfolio U.S. Unconstrained Fund	$7,369,124	$3,683,271	$—	$—
Six Circles Managed Equity Portfolio International Unconstrained Fund	3,109,548	1,517,147	—	—

JUNE 30, 2026	SIX CIRCLES TRUST	47

NOTES TO FINANCIAL STATEMENTS

AS OF JUNE 30, 2026 (Unaudited) (continued)

5. Risks, Concentrations and Indemnifications

In the normal course of business, the Funds enter into contracts that contain a variety of representations which provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown. The amount of exposure would depend on future claims that may be made against the Funds that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

Since the Funds are non-diversified, they may invest a greater percentage of their assets in a particular issuer or group of issuers than a diversified fund would. This increased investment in fewer issuers may result in a Funds’ shares being more sensitive to economic results among those issuing the securities.

The Six Circles Managed Equity Portfolio International Unconstrained Fund invests in foreign issuers and foreign securities (including depositary receipts) which are subject to additional risks, including political and economic risks, unstable governments, civil conflicts and war, greater volatility, decreased market liquidity, expropriation and nationalization risks, sanctions or other measures by the United States or other governments, currency fluctuations, higher transaction costs, delayed settlement, possible foreign controls on investment, and less stringent investor protection and disclosure standards of foreign markets. The securities markets of many foreign countries are relatively small, with a limited number of companies representing a small number of industries. If foreign securities are denominated and traded in a foreign currency, the value of the Fund’s foreign holdings can be affected by currency exchange rates and exchange control regulations. In certain markets where securities and other instruments are not traded “delivery versus payment,” the Fund may not receive timely payment for securities or other instruments it has delivered or receive delivery of securities paid for and may be subject to increased risk that the counterparty will fail to make payments or delivery when due or default completely. Foreign market trading hours, clearance and settlement procedures, and holiday schedules may limit the Fund’s ability to buy and sell securities.

Events and evolving conditions in certain economies or markets may alter the risks associated with investments tied to countries or regions that historically were perceived as comparatively stable becoming riskier and more volatile. These risks are magnified in countries in “emerging markets.” Emerging market countries typically have less-established economies than developed countries and may face greater social, economic, regulatory and political uncertainties. In addition, emerging markets typically present greater illiquidity and price volatility concerns due to smaller or limited local capital markets and greater difficulty in determining market valuations of securities due to limited public information on issuers. Additionally, investors may have substantial difficulties bringing legal actions to enforce or protect investors’ rights, which can increase the risks of loss.

Certain emerging market countries may be subject to less stringent requirements regarding accounting, auditing, financial reporting and record keeping and therefore, material information related to an investment may not be available or reliable. In addition, the Fund is limited in its ability to exercise its legal rights or enforce a counterparty’s legal obligations in certain jurisdictions outside of the United States, in particular, in emerging markets countries.

The Six Circles Managed Equity Portfolio International Unconstrained Fund performance may be affected by political, social and economic conditions in Europe, such as growth of the economic output (the gross national product), the rate of inflation, the rate at which capital is reinvested into European economies, the success of governmental actions to reduce budget deficits, the resource self sufficiency of European countries and interest and monetary exchange rates between European countries. European financial markets may experience volatility due to concerns about high government debt levels, credit rating downgrades, rising unemployment, the future of the euro as a common currency, possible restructuring of government debt and other government measures responding to those concerns, and fiscal and monetary controls imposed on member countries of the European Union.

As of June 30, 2026, the Six Circles Managed Equity Portfolio International Unconstrained Fund had non-U.S. country allocations representing greater than 10% of Net Assets allocated as follows:

France	Germany	Switzerland	United Kingdom
10.3%	11.7%	10.7%	21.6%

As of June 30, 2026, a significant portion of the Six Circles Managed Equity Portfolio International Unconstrained Fund net assets consisted of securities that were denominated in foreign currencies. Changes in foreign currency exchange rates will affect the value of the Fund’s securities and the price of the Fund’s shares. Generally, when the value of the U.S. dollar rises relative to a foreign currency, an investment impacted by that currency loses value because that currency is worth less in U.S. dollars. Currency exchange rates may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates. Devaluation of a currency by a country’s government or banking authority also will have a significant impact on the value of any investments denominated in that currency. Currency markets generally are not as regulated as securities markets, may be riskier than other types of investments and may increase the volatility of the Fund. Although the Fund may attempt to hedge its currency exposure into the U.S. dollar, it may not be successful in reducing the effects of currency fluctuations. The Fund may also hedge from one foreign currency to another. In addition, the Fund’s use of currency hedging may not be successful, including due to delays in placing trades and other operational limitations, and the use of such strategies may lower the Fund’s potential returns.

The Funds may make investments that are illiquid or that may become less liquid in response to market developments or adverse investor perceptions. Illiquid investments may be more difficult to value. The liquidity of portfolio securities can deteriorate rapidly due to credit events affecting issuers or guarantors, such as a credit rating downgrade, or due to general market conditions or a lack of willing buyers. An inability to sell one or more portfolio positions, or selling such positions at an unfavorable time and/ or under unfavorable conditions, can increase the volatility of a

48	SIX CIRCLES TRUST	JUNE 30, 2026

Fund’s NAV per share. Liquidity risk may also refer to the risk that a Fund will not be able to pay redemption proceeds within the allowable time period because of unusual market conditions, an unusually high volume of redemption requests, or other reasons. Liquidity risk may be the result of, among other things, the reduced number and capacity of traditional market participants to make a market in fixed income securities or the lack of an active market. The potential for liquidity risk may be magnified by a rising interest rate environment or other circumstances where investor redemptions from money market and other fixed income mutual funds may be higher than normal, potentially causing increased supply in the market due to selling activity.

Economies and financial markets throughout the world are becoming increasingly interconnected, which increases the likelihood that events or conditions in one country or region will adversely impact markets or issuers in other countries or regions. Securities in a Fund’s portfolio may underperform in comparison to securities in general financial markets, a particular financial market or other asset classes, due to a number of factors, including inflation (or expectations for inflation), deflation (or expectations for deflation), interest rates, global demand for particular products or resources, market instability, debt crises and downgrades, embargoes, tariffs, sanctions and other trade barriers, regulatory events, other governmental trade or market control programs, and related geopolitical events. In addition, the value of a Fund’s investments may be negatively affected by the occurrence of global events such as war, terrorism, environmental disasters, natural disasters or events, country instability and infectious disease epidemics or pandemics. The effects that any future pandemic or other global event can have upon public health and business and market conditions may have a significant negative impact on the performance of a Fund’s investments, increase a Fund’s volatility, negatively impact a Fund’s arbitrage and pricing mechanisms, exacerbate preexisting political, social and economic risks to a Fund, and negatively impact broad segments of businesses and populations. In addition, governments, their regulatory agencies, or self regulatory organizations have taken or may take actions in response to a pandemic or other global event that affect the instruments in which a Fund invests, or the issuers of such instruments, in ways that could have a significant negative impact on a Fund’s investment performance. The ultimate impact of any pandemic or other global event and the extent to which the associated conditions and governmental response impact a Fund will also depend on future developments, which are highly uncertain, difficult to accurately predict and subject to frequent changes.

The Funds may also invest in shares of other investment companies and ETFs. ETFs are ownership interests in unit investment trusts, depositary receipts, and other pooled investment vehicles that hold a portfolio of securities or stocks many of which are designed to track the price performance and dividend yield of a particular broad-based, sector or international index. ETFs include a wide range of investments. Shareholders bear both their proportionate share of a Fund’s expenses and similar expenses of the underlying investment company or ETF when a Fund invests in shares of another investment company or ETF. A Fund is subject to the risks associated with the ETF’s or investment company’s investments. ETFs, investment companies and other investment vehicles that invest in commodities or currencies are subject to the risks associated with direct investments in commodities or currencies. The price and movement of an ETF or closed-end fund designed to track an index may not track the index and may result in a loss. In addition, closed-end funds that trade on an exchange often trade at a price below their NAV (also known as a discount). Certain ETFs or closed-end funds traded on exchanges may be thinly-traded and experience large spreads between the “ask” price quoted by a seller and the “bid” price offered by a buyer.

The Funds may be subject to risks associated with investments in derivatives, including futures and forward contracts, which may be riskier than other types of investments and may increase the volatility of a Fund. Derivatives may be sensitive to changes in economic and market conditions and may create leverage, which could result in losses that significantly exceed a Fund’s original investment. The Funds may be more volatile than if a Fund had not been leveraged because the leverage tends to exaggerate any effect on the value of a Fund’s portfolio securities. Certain derivatives expose a Fund to counterparty risk, which is the risk that the derivative counterparty will not fulfill its contractual obligations (and includes credit risk associated with the counterparty). Certain derivatives are synthetic instruments that attempt to replicate the performance of certain reference assets. With regard to such derivatives, a Fund does not have a claim on the reference assets and is subject to enhanced counterparty risk. Derivatives may not perform as expected, so a Fund may not realize the intended benefits. When used for hedging, the change in value of a derivative may not correlate as expected with the security or other risk being hedged. In addition, given their complexity, derivatives expose a Fund to risks of mispricing or improper valuation. Derivatives also can expose a Fund to derivative liquidity risk, which includes the risks involving the liquidity demands that derivatives can create to make payments of margin, collateral, or settlement payments to counterparties, legal risk, which includes the risk of loss resulting from insufficient or unenforceable contractual documentation, insufficient capacity or authority of a Fund’s counterparty and operational risk, which includes documentation or settlement issues, system failures, inadequate controls and human error. Derivatives also subject a Fund to liquidity risk because the liquidity of derivatives is often based on the liquidity of the underlying instruments. In addition, the possible lack of a liquid secondary market for derivatives and the resulting inability of a Fund to sell or otherwise close a derivatives position could expose a Fund to losses and could make derivatives more difficult for a Fund to value accurately.

The Funds are also subject to counterparty credit risk, which is the risk that a counterparty fails to perform on agreements with the Funds such as swap contracts and forward foreign currency exchange contracts.

The Six Circles Managed Equity Portfolio U.S. Unconstrained Fund may invest in companies in the healthcare sector which may be subject to extensive government regulation and their profitability can be significantly affected by restrictions on government reimbursement for medical expenses, rising costs of medical products and services, pricing pressure (including price discounting), limited product lines and an increased emphasis on the delivery of healthcare through outpatient services. Companies in the healthcare sector are heavily dependent on obtaining and defending patents, which may be time consuming and costly, and the expiration of patents may also adversely affect the profitability of these companies. Healthcare companies are also subject to extensive litigation based on product liability and similar claims. In addition, their products can become obsolete due to industry innovation, changes in technologies or other market developments. Many new products in the healthcare sector require significant research and

JUNE 30, 2026	SIX CIRCLES TRUST	49

NOTES TO FINANCIAL STATEMENTS

AS OF JUNE 30, 2026 (Unaudited) (continued)

development and may be subject to regulatory approvals, all of which may be time consuming and costly with no guarantee that any product will come to market. Several legislative proposals concerning healthcare have been considered by the U.S. Congress in recent years and it is unclear what proposals will ultimately be enacted, if any, and what effect they may have on companies in the healthcare sector.

The Six Circles Managed Equity Portfolio U.S. Unconstrained Fund may invest in technology companies which may face intense competition, both domestically and internationally, which may have an adverse effect on their profit margins. Technology companies may have limited product lines, markets, financial resources or personnel. The products of technology companies may face obsolescence due to rapid technological developments, frequent new product introduction, unpredictable changes in growth rates and competition for the services of qualified personnel. Companies in the information technology sector are heavily dependent on patent and intellectual property rights. The loss or impairment of these rights may adversely affect the profitability of these companies.

The Six Circles Managed Equity Portfolio International Unconstrained Fund may invest in financial services companies that are subject to extensive governmental regulation which may limit both the amounts and types of loans and other financial commitments they can make, the interest rates and fees they can charge, the scope of their activities, the prices they can charge and the amount of capital they must maintain. Profitability is largely dependent on the availability and cost of capital funds and can fluctuate significantly when interest rates change or due to increased competition. In addition, deterioration of the credit markets generally may cause an adverse impact in a broad range of markets, including U.S. and international credit and interbank money markets generally, thereby affecting a wide range of financial institutions and markets. Certain events in the financials sector may cause an unusually high degree of volatility in the financial markets, both domestic and foreign, and cause certain financial services companies to incur large losses. Securities of financial services companies may experience a dramatic decline in value when such companies experience substantial declines in the valuations of their assets, take action to raise capital (such as the issuance of debt or equity securities), or cease operations. Credit losses resulting from financial difficulties of borrowers and financial losses associated with investment activities can negatively impact the sector. Insurance companies may be subject to severe price competition. Adverse economic, business or political developments could adversely affect financial institutions engaged in mortgage finance or other lending or investing activities directly or indirectly connected to the value of real estate.

6. Income Taxes and Distributions to Shareholders

GAAP requires that certain components of net assets be reclassified between financial and tax reporting. Temporary differences do not require reclassification. Temporary differences and permanent reclassifications have no effect on net assets. For the fiscal year ended December 31, 2025, the Funds made permanent book-to-tax reclassifications primarily related to investments in passive foreign investment companies (“PFICs”), real estate investment trusts (“REITs”), foreign currency gain/loss, and taxable overdistributions.

For Federal income tax purposes, the estimated cost and unrealized appreciation (depreciation) in value of investments held at June 30, 2026 were as follows (amounts in thousands):

	Aggregate Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Six Circles Managed Equity Portfolio U.S. Unconstrained Fund	$22,144,392	$12,297,805	$(481,681)	$11,816,124
Six Circles Managed Equity Portfolio International Unconstrained Fund	10,592,427	4,410,216	(449,174)	3,961,042

As of December 31, 2025, the following Funds had the following post-enactment net capital loss carryforwards (amounts in thousands):

	Capital Loss Carryforward Character
	Short-Term	Long-Term
Six Circles Managed Equity Portfolio U.S. Unconstrained Fund	$—	$—
Six Circles Managed Equity Portfolio International Unconstrained Fund	37,903	139,115

During the year ended December 31, 2025, the following Funds utilized capital loss carryforwards as follows (amounts in thousands):

	Capital Loss Utilized
	Short-Term	Long-Term
Six Circles Managed Equity Portfolio U.S. Unconstrained Fund	$—	$(88,370)
Six Circles Managed Equity Portfolio International Unconstrained Fund	(57,756)	—

Specified ordinary losses incurred after October 31 within the taxable year are deemed to arise on the first business day of the Funds’ next taxable year. For the year ended December 31, 2025, the Funds deferred to January 1, 2026 the following specified ordinary losses (amounts in thousands):

Specified Ordinary Loss
Six Circles Managed Equity Portfolio International Unconstrained Fund	$14,522

50	SIX CIRCLES TRUST	JUNE 30, 2026

7. Ownership Concentration

As of June 30, 2026, the Six Circles Managed Equity Portfolio U.S. Unconstrained Fund and Six Circles Managed Equity Portfolio International Unconstrained Fund each had one affiliated omnibus account for the benefit of its clients which owned approximately 99% of its outstanding shares.

8. Subsequent Events

The Funds have evaluated subsequent events through the date of issuance of this report and have determined that there are no material events that require disclosure.

JUNE 30, 2026	SIX CIRCLES TRUST	51

BOARD APPROVAL OF INVESTMENT ADVISORY AGREEMENTS

(Unaudited)

ANNUAL APPROVAL OF THE CONTINUATION OF THE ADVISORY, SUB-ADVISORY AND SUB-SUB-ADVISORY AGREEMENTS

Materials Requested Prior to the Meeting. Prior to the Meeting, Ropes & Gray LLP (“Ropes & Gray” or “Independent Legal Counsel”), counsel to the Independent Trustees, had prepared letters on behalf of the Independent Trustees requesting information from J.P. Morgan Private Investments Inc. (“JPMPI” or the “Adviser”) and each Sub-Adviser and Sub-Sub-Adviser (each as defined below) in connection with the proposed continuance for an additional one-year term of (i) the Investment Advisory Agreement (the “Advisory Agreement”) between the Trust and JPMPI for the Six Circles U.S. Unconstrained Equity Fund (the “U.S. Equity Fund”), the Six Circles International Unconstrained Equity Fund (the “International Equity Fund”), the Six Circles Tax Aware Intermediate Duration Fund (prior to May 1, 2026, the Six Circles Tax-Aware Ultra Short Duration Fund, the “Tax Aware Fund”), the Six Circles Ultra Short Duration Fund (the “Ultra Short Fund”), the Six Circles Managed Equity Portfolio U.S. Unconstrained Fund (the “MEP U.S. Fund”), the Six Circles Managed Equity Portfolio International Unconstrained Fund (the “MEP International Fund”), the Six Circles Global Bond Fund (the “Global Bond Fund”), the Six Circles Tax Aware Bond Fund (the “Tax Aware Bond Fund”), the Six Circles Credit Opportunities Fund (the “Credit Opportunities Fund”) and the Six Circles Multi-Strategy Fund (the “Multi-Strategy Fund”) (collectively the “Funds”), (ii) the Sub-Advisory Agreements in respect of the Funds between JPMPI and each of AHL Partners LLP (“AHL”), Allspring Global Investments, LLC (“Allspring”), BlackRock Investment Management, LLC (“BlackRock”), Capital Fund Management S.A. (“CFM”), Capital International Inc. (“Capital”), Dynamic Beta Investments LLC (“DBI”), Insight North America LLC (“Insight”), Lord, Abbett & Co. LLC (“Lord Abbett”), Mellon Investments Corporation (“Mellon”), Muzinich & Co., Inc. (“Muzinich”), Nuveen Asset Management, LLC (“Nuveen”), PGIM, Inc. (“PGIM”), Pacific Investment Management Company LLC (“PIMCO”), RBC Global Asset Management (UK) Limited (“RBC GAM (UK)”), Russell Investments Implementation Services LLC (“RIIS”) (in the case of RIIS, as a stand-by, interim Sub-Adviser) and T. Rowe Price Associates, Inc. (“TRowePrice”) (each, a “Sub-Adviser” and collectively, the “Sub-Advisers”) and (iii) the Sub-Sub-Advisory Agreements between BlackRock and BlackRock International Limited (“BIL”), Blackrock and BlackRock (Singapore) Limited (“BSL”), PGIM and PGIM Limited (“PGIML”) and RBC GAM(UK) and RBC Global Asset Management (US) Inc. (“RBC GAM(US)”) (each of BIL, BSL, PGIML and RBC GAM(US), a “Sub-Sub-Adviser” and collectively, the “Sub-Sub-Advisers; each Sub-Adviser and its affiliated Sub-Sub-Adviser(s), as applicable, are sometimes collectively referred to herein as a single Sub-Adviser) (each of the Advisory Agreement, the Sub-Advisory Agreements and the Sub-Sub-Advisory Agreements, an “Agreement” and, collectively, the “Agreements”).

The requests were designed to address the requirement under Section 15(c) of the 1940 Act that the Trustees request and evaluate, and that the Adviser and each Sub-Adviser furnish, such information as may be reasonably necessary to evaluate the terms of the Agreements. JPMPI and each Sub-Adviser (on behalf of itself and its affiliated Sub-Sub-Advisers, as applicable) responded to the information requests and provided memoranda and related materials and exhibits for consideration by the Trustees, which were provided to the Trustees in advance of the Meeting and included in the Meeting Materials (together, the “15(c) Materials”).

Set forth below is a summary of the material factors evaluated by the Trustees that formed the basis for the Board’s approval of the continuation of the Agreements. The Trustees’ conclusions as to the approval of the continuation of the Agreements were based on a comprehensive consideration of all information provided to the Trustees. In deciding whether to approve the continuation of the Agreements, the Board did not identify any single factor or particular information that, in isolation, was controlling. Some of the factors that figured particularly in the Trustees’ deliberations are described below, although individual Trustees may have evaluated the information presented differently from one another, attributing different weights to various factors.

Materials Reviewed. In considering the approval of the continuation of the Agreements, the Trustees reviewed the 15(c) Materials and related exhibits and other information which included, among other items, (i) the terms of the Agreements, (ii) comparative fee and expense information and comparative performance information of comparable 1940 Act funds developed by Broadridge Financial Solutions/Lipper (“Broadridge”) and of any comparable funds or accounts managed by the Adviser or a Sub-Adviser, (iii) performance of the Funds compared to applicable benchmarks/indices, (iv) fee schedules and composite performance information with respect to the J.P. Morgan managed accounts and related strategies that invest in the Funds, (v) descriptions of various services and functions performed by the Adviser for the Funds, such as portfolio management, compliance monitoring, risk management, valuation and administrative, accounting, legal and other services, and descriptions of the portfolio management services provided by each Sub-Adviser to the Funds, (vi) the estimated costs to the Adviser of providing such services, (vii) information regarding the Adviser’s and each Sub-Adviser’s compliance policies and procedures applicable to the Funds, (viii) balance sheet and/or other financial information regarding the Adviser and each Sub-Adviser, (ix) information regarding the Adviser’s corporate organizational structure and biographical information of key personnel of the Adviser and its affiliates who provide services to the Funds and similar information for each Sub-Adviser, (x) information regarding estimated profitability to the Adviser from its relationship with the Funds, (xi) information regarding potential economies of scale, and

52	SIX CIRCLES TRUST	JUNE 30, 2026

(xii) information regarding potential ancillary or “fall out” benefits to the Adviser and its affiliates or a Sub-Adviser and its affiliates from their relationships with the Funds. The Trustees also reviewed a memorandum prepared by Independent Legal Counsel regarding the responsibilities of the Trustees in considering the approval of the continuation of the Agreements under applicable law.

Review Process. Following the Independent Trustees’ receipt and review of the 15(c) Materials, they held an initial meeting via video conference on May 11, 2026 with Independent Legal Counsel to consider the 15(c) Materials. Based on their initial review, the Independent Trustees formulated a number of questions and requests for additional information from the Adviser, which Independent Legal Counsel communicated to the Adviser in writing. The Independent Trustees subsequently held a video meeting on May 20, 2026 (the “May 20 Meeting”) with representatives from the Adviser (sometimes referred to herein as “management”) and counsel, during which management presented to the Trustees regarding the 15(c) Materials and the related proposed continuance of the Agreements, as well the Funds’ distribution-related contracts, and responded to various questions from the Independent Trustees. The Independent Trustees then held a subsequent video meeting on June 8, 2026 with Independent Legal Counsel to further consider the 15(c) Materials and management’s presentations and related deliberations during the May 20 Meeting, which resulted in additional follow-up questions and requests from the Independent Trustees, which were communicated by Independent Legal Counsel to the Adviser. Management addressed each of the Independent Trustees’ additional questions and requests raised from both of their review meetings either in writing or orally during the May 20 Meeting or during the Meeting. The Independent Trustees and Independent Legal Counsel held additional executive sessions in connection with the Meeting, one of which included the interested Chair of the Board and other representatives of the Adviser. The Trustees also received written and oral presentations during the Board’s regular meetings throughout the year on matters related to the Agreements. As indicated, at several points during the review process, Independent Trustees discussed the proposed continuation of the Agreements during executive sessions held with Independent Legal Counsel at which no representatives of management were present.

Nature, Extent and Quality of Services. The Trustees considered the depth and quality of the investment management processes of JPMPI and the Sub-Advisers and Sub-Sub-Advisers, including the experience and capabilities of each entity’s senior management, investment and other personnel, and the overall financial strength and stability of the organizations. The Trustees also considered the nature, extent and quality of the various services JPMPI provides under the Advisory Agreement, including with respect to its selection, evaluation and oversight of each Sub-Adviser and Sub-Sub-Adviser, as well as the administrative and other services JPMPI provides to the Funds, including oversight of the Fund’s administrator and other service providers. In this regard, the Trustees noted JPMPI’s continuing investments in technology and other resources to support its investment management, compliance, accounting, risk management and other services on behalf of the Funds, as well as JPMPI’s continuing efforts to attract and retain qualified personnel to provide services to the Funds and maintain and enhance its related resources and systems. The Trustees also considered JPMPI’s policies, procedures and systems designed to promote the Funds’ compliance with applicable laws and regulations and to conduct effective oversight of each Sub-Adviser, Sub-Sub-Adviser and other Fund service providers, and its processes and communications to keep the Trustees informed about matters relevant to the Funds and their shareholders.

The Trustees also considered the sub-advisory services provided by each Sub-Adviser and Sub-Sub-Adviser to the Funds under the applicable Agreements, including information about the investment personnel of each entity who are responsible for providing services under the applicable Sub-Advisory Agreement or Sub-Sub-Advisory Agreement. The Trustees reviewed the nature and quality of the investment management, research, trading, risk management, compliance and other capabilities of each Sub-Adviser and Sub-Sub-Adviser and the experience and capabilities of the entity’s portfolio management and other personnel who provide services to the Funds. Among other information, the Trustees also took into account certifications received from JPMPI and each Sub-Adviser confirming the adequacy of its compliance program and code of ethics.

Among other information, the Trustees noted that, to date, RIIS had not been called upon to act as an interim Sub-Adviser to any Fund under its Sub- Advisory Agreement (the “RIIS Interim Sub-Advisory Agreement”). In considering the proposed continuance of the RIIS Interim Sub-Advisory Agreement, the Trustees noted that RIIS is paid a minimum annual flat fee per Fund for agreeing to maintain capacity to potentially serve as an interim Sub-Adviser. It was further noted that to the extent a Fund pays RIIS fees for actual portfolio or transition management services provided by RIIS to a Fund during a year in excess of the minimum fee, the minimum fee would not be billed for that Fund for that year. The Trustees also considered the Adviser’s view that the arrangement with RIIS is beneficial to the Funds as RIIS has the ability to cover both fixed income and equity strategies and the capacity to handle a large volume of assets in the event there is a disruption in services from a sub-adviser that manages a large portion of the Funds’ assets.

Investment Performance. As part of their review of the services provided by JPMPI and each Sub-Adviser, the Trustees reviewed the performance of each of the Funds, including in reference to a Broadridge report which contained, among other

JUNE 30, 2026	SIX CIRCLES TRUST	53

BOARD APPROVAL OF INVESTMENT ADVISORY AGREEMENTS

(Unaudited) (continued)

information, comparisons of each Fund’s total return investment performance for 1-, 3- and 5-year (as applicable) and since inception periods ended December 31, 2025 to a performance group and performance universe of peer funds selected by Broadridge and to the Fund’s benchmark index. In reviewing the comparative information, the Trustees took into account JPMPI’s explanation that the peer funds selected by Broadridge and the applicable benchmarks do not provide particularly apt comparisons, given each Fund’s intended role as a completion portfolio for the broader J.P. Morgan managed account portfolios and the bespoke and highly tailored structures of the Funds’ portfolios. The Trustees considered JPMPI’s view that since the role of the Funds is to enhance the relative performance of the total managed account portfolios in which they are held, the Trustees should also take into account and evaluate the performance of the Funds in the context of the broader portfolios they are intended to complete and on the basis of whether the Funds serve their intended purposes. In this regard, the Board received representations from JPMPI’s Chief Investment Officer (“CIO”) team regarding the utility of the Funds in serving their intended purposes, including how they have served to enhance access to investment ideas and have increased portfolio efficiency for the managed account strategies that invest in the Funds.

The Trustees also considered information provided with the 15(c) Materials and throughout the year by JPMPI with respect to its diligence, selection process and monitoring of the performance of the Funds’ Sub-Advisers and Sub-Sub-Advisers on behalf of the applicable Funds. In this regard, the Trustees received and took into account supplemental information regarding the performance of individual sleeves of the Funds’ portfolios managed by a Sub-Adviser or Sub-Sub-Adviser in comparison to performance benchmark(s), which included customized benchmarks in certain cases. In addition, the Trustees received and reviewed composite performance information for J.P. Morgan managed account portfolios that invest in the Funds, along with related performance attribution information. The Trustees also considered the results of reviews of the performance of the Sub-Advisers and Sub-Sub-Advisers by the J.P. Morgan Investment Performance Governance Committee (“IPGC”), a separate committee within JPMorgan responsible for providing ongoing oversight of third-party investment strategies, and related reports provided by IPGC to the Board throughout the year. The Trustees took into account indications from IPGC that it has been satisfied with the performance of each Sub-Adviser and Sub-Sub-Adviser, and that the Funds have to date served and continue to serve their intended purposes as completion portfolios for JPMorgan separate account strategies.

Fees and Total Expenses. In considering the fees and expenses of each Fund, the Trustees took into account a number of factors, including the type and complexity of the services provided to the Funds under the Agreements, the estimated cost of pro-

viding such services, the risks assumed by JPMPI in serving as investment adviser to the Funds and providing such services, the impact on potential returns from different levels of fees, the competitive marketplace for financial products, and the attractiveness of potential returns to investors in the Funds. The Trustees noted that the advisory fee rate payable to JPMPI under the Advisory Agreement is the same for all Funds, with the exception of the Credit Opportunities Fund and the Multi-Strategy Fund, each of which has a higher advisory fee rate to account for the higher cost sub-advisers and strategies within the Fund. They also took into account JPMPI’s explanation that each Fund receives substantially similar investment management services from JPMPI, including asset allocation, investment oversight and other management services. In addition, the Trustees took into account that the Adviser had contractually agreed to (i) reimburse expenses for the Funds to the extent the total expense ratio for each Fund exceeds a certain specified limit and (ii) waive any advisory fees that exceed the aggregate sub-advisory fees JPMPI is contractually required to pay to the Sub-Advisers, and that JPMPI was proposing to continue those arrangements for an additional year.

The Trustees reviewed the advisory fees and total expenses of each Fund (each as a percentage of average net assets) in comparison to the average and median fees and expenses of peer funds within two peer expense groups and an expense universe identified by Broadridge. They noted that two expense groups were identified by Broadridge for each Fund, one of which included institutional 1940 Act funds, and the other only pure index exchange-traded funds (“ETFs”) in light of the Funds’ index-based strategies, and that the expense universe identified by Broadridge included a broader group of institutional 1940 Act funds. The Trustees took into account that each Fund was in the 1st quintile (i.e., having among the lowest fees/expenses) for actual management fees and total expenses in comparison to the Broadridge expense group and expense universe for institutional 1940 Act funds as well as the expense group including only ETFs, with the exception of (i) the Ultra Short Fund, which was in the 3rd and 4th quintiles for actual management fees and total expenses, respectively, in the expense group including only ETFs, (ii) the Tax Aware Bond Fund, which was in the 3rd quintile for both actual management fees and total expenses in the expense group including only ETFs, (iii) the Multi-Strategy Fund, which ranked second among one other fund for actual management fees and total expenses in the expense group including only ETFs, and (iv) the Tax Aware Fund, which ranked third and fourth, respectively, among three other funds for actual management fees and total expenses in the expense group including only ETFs. The Trustees noted that all Funds were in the 1st quintile for contractual management fees in comparison to the Broadridge expense group and universe for institutional 1940 Act funds and the expense group including only ETFs, with the exception of the Credit Opportunities Fund and the Multi- Strategy Fund, both of

54	SIX CIRCLES TRUST	JUNE 30, 2026

which were in the 4th quintile of both the Broadridge expense group and universe for institutional 1940 Act funds. They took into account, however, that with respect to actual management fees, the Credit Opportunities Fund and the Multi-Strategy Fund were each in the 1st quintile of both the expense groups and the expense universe after taking into account the fee waivers observed for the Fund.

The Trustees also considered information regarding the sub-advisory fee rates paid to each Sub-Adviser under the Sub-Advisory Agreements and found them to be reasonable. In this regard, the Trustees took into account that the Adviser, and not the Funds, pays each Sub-Adviser for its services to the Funds out of the advisory fees that the Adviser receives from the Funds under the Advisory Agreement, and further that the Adviser does not retain any such advisory fees. The Trustees also considered that the fees paid to each Sub-Sub-Adviser are paid by the applicable Sub-Adviser out of the sub-advisory fees it receives from the Adviser.

In considering the continued reasonableness of the sub-advisory fees paid to Blackrock for applicable Funds, the Trustees considered information provided by the Adviser and Blackrock regarding how the services provided by Blackrock’s transition management team (“TRIM”), which were initially focused on facilitating intra-Fund transfers of securities among multiple sleeves of a Fund, have evolved and expanded to become a broader, integrated trade implementation resource for Blackrock’s investment management processes for the Funds. The Trustees took into account the Adviser’s view that the sub-advisory fees paid to Blackrock remain reasonable, including in light of the broader resource TRIM has become, notwithstanding that the Funds’ new custody arrangements no longer require the intra-Fund transfers previously facilitated by TRIM.

The Trustees also reviewed the fee rates of funds or accounts, if any, managed by a Sub-Adviser with comparable investment objectives and strategies to those of a Fund or portfolio sleeve of a Fund sub-advised by the Sub-Adviser. In doing so, the Trustees took into account the Adviser’s views regarding the limitations of fee comparisons to other funds and separately managed accounts that are not registered under the 1940 Act and/or are not publicly offered, in light of the differences in the types and scope of services provided to the Funds compared to those provided to such other funds and accounts. Further, the Trustees took into account the differing levels of services provided and resulting limitations of fee comparisons with respect to other funds or accounts for which a Sub-Adviser serves as primary investment adviser, as opposed to fees charged where a Sub-Adviser serves only in a sub-advisory capacity, as in the case of the Funds. The Trustees also noted management’s representation that JPMPI does not manage any funds or accounts with comparable investment objectives and strategies as those of the Funds, and similar representations from applicable Sub-Advisers indicating that such Sub-Adviser does not manage any comparable funds or accounts with respect to a Fund or portfolio sleeve it sub-advises. Additionally, the Trustees noted the most-favored nation fee provisions agreed to in the applicable Sub-Advisory Agreements by AHL, Allspring, BlackRock, Capital, CFM, DBI, Insight, Lord Abbett, Mellon, Muzinich, Nuveen, PGIM, PIMCO, RBC GAM (UK), RIIS and TRowePrice, which help ensure that sub-advisory fee rates charged by each such Sub-Adviser with respect to the Funds are no higher than the fees the Sub-Adviser charges to similar clients.

Adviser Costs, Level of Profits and Economies of Scale. The Trustees considered the estimated profits realized by the Adviser from the Advisory Agreement and in connection with the operation of the Funds based on profitability information included in the 15(c) Materials. Among other information, the Trustees considered the Funds’ operating expenses and estimated costs to the Adviser of providing services to the Funds. They also considered the impact of the expense limitation agreement and fee waiver agreement observed by JPMPI with respect to each Fund on the Adviser’s estimated profitability. The Trustees took into account that JPMPI’s estimates indicated that the Adviser has been unprofitable with respect to each of the Funds from inception through December 31, 2025. The Trustees also took into account that, although the Adviser has not realized direct profits with respect to the Funds, J.P. Morgan and its affiliates could be profitable with respect to the managed accounts that invest in the Funds, and received related information and input from the Adviser in this regard.

The Trustees further noted that the advisory fee rates paid to the Adviser do not have break points, but due to the Funds’ fee waiver arrangements, the Adviser does not retain any portion of the advisory fees paid by the Funds and also observes expense limitation arrangements for each Fund, which may allow the Funds to benefit from economies of scale. The Trustees took into account that the Sub-Advisory Agreements with AHL, Allspring, BlackRock, CFM, Insight, Lord Abbett, Muzinich, Nuveen, PGIM, PIMCO, RBC GAM (UK), RIIS and TRowePrice each include breakpoints to their sub-advisory fee rates at certain assets levels.

Ancillary Benefits. The Trustees also considered whether the Adviser and/or the Sub-Advisers or any of their affiliates may receive other ancillary or “fall out” benefits as a result of their relationships with the Funds. The Trustees considered that the Funds benefit the Adviser and its affiliates by enhancing the current discretionary product offering to J.P. Morgan Private Bank, J.P. Morgan Securities and Chase Wealth Management clients. The Trustees considered that the Funds serve to expand JPMPI’s CIO investment opportunities, expand their capacity to invest, and reduce unintended portfolio dispersion. The Trustees also considered that, apart from the Adviser, which does not retain any fees under the Advisory Agreement for managing the Funds, the Funds do not engage any JPMPI affiliates as Fund service providers. The Trustees noted that the Funds utilize

JUNE 30, 2026	SIX CIRCLES TRUST	55

BOARD APPROVAL OF INVESTMENT ADVISORY AGREEMENTS

(Unaudited) (continued)

unaffiliated/third-party service providers for administration, custody, audit and other services. In this regard, the Trustees took into account the Adviser’s representation that no JPMPI affiliate directly profits financially from the Funds themselves. The Trustees considered that the Adviser and/or its affiliates do receive portfolio management fees (“PMFs”) outside of the Funds based on funds held in the Adviser’s discretionary client accounts, including with respect to assets attributable to shares of the Funds held in such accounts. The Trustees took into account, however, the Adviser’s representation that it or its affiliates would receive these PMFs independent of whether the discretionary accounts allocated investments to the Funds or allocated the same assets to a third-party fund or other investment.

The Trustees also took into account that none of the Sub-Advisers are affiliated with any of the Funds’ other service providers, and therefore do not benefit from those contractual relationships. The Trustees also considered portfolio trading practices of RIIS, noting the relatively low trading costs that RIIS expects to incur in completing portfolio transactions for the Funds, should the services be used. Additionally, the Trustees considered that RIIS may receive ancillary benefits of receiving fees from serving as transition manager to the Funds under the Implementation Services Agreement between the Adviser and RIIS. In this regard, the Trustees noted that those transition management fees are not contingent on RIIS serving as an interim Sub-Adviser for the Funds and would be for services that are distinct from any actual sub-advisory services RIIS provides or its agreement to standby to serve as an interim sub-adviser, and further that RIIS has not to date actually served as an interim Sub-Adviser for any Fund. The Trustees also considered the proprietary nature of the Funds and whether any benefits result to the Adviser by placing assets of J.P. Morgan managed account clients into the Funds. In addition, the Trustees considered whether the Adviser or its affiliates benefit from the Funds’ portfolio trading practices, noting that while the Adviser is affiliated with broker-dealers, no broker-dealer affiliate ordinarily executes portfolio transactions on behalf of the Funds.

The Trustees also took into account that, although the Adviser does not retain any of the advisory fees it receives from the Funds and has to date been unprofitable with respect to its management of the Funds themselves, that the Adviser and its affiliates receive fees for managing the J.P. Morgan managed accounts that invest in the Funds. In this regard, the Trustees discussed with management possible approaches to estimating any imputed profitability to the Adviser or J.P. Morgan from their operation of the Funds taking into account the managed account fees they receive that are attributable to assets invested in the Funds and related expenses, and reviewed related information provided by the Adviser. In this regard, the Trustees took into account the Adviser’s representation that J.P. Morgan would continue to receive the same level of fees from its managed accounts whether the accounts invested in the Funds or in other funds and/or individual securities.

Conclusions. After reviewing and considering these and other factors described herein, the Trustees concluded, in their reasonable business judgment, within the context of their overall conclusions regarding the Agreements and based on information provided and related representations made by the Adviser and Sub-Advisers, that they were satisfied that the fees payable under the Agreements represent reasonable compensation in light of the nature, extent and quality of services provided by the Adviser or Sub-Adviser/Sub-Sub-Adviser, as applicable, and that based on the information provided and taking into account the various assumptions made, the estimated profitability of the Adviser (if any) did not appear to be excessive. Based on their evaluation of factors that they deemed to be material, including, but not limited to, those factors described above, the Trustees, including the Independent Trustees, unanimously concluded that the terms of the Agreements are fair and reasonable to each Fund, and approved the continuance of each Agreement for an additional one-year term.

56	SIX CIRCLES TRUST	JUNE 30, 2026

Jun 2026

FACTS	WHAT DOES SIX CIRCLES TRUST* DO WITH YOUR PERSONAL INFORMATION?

Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?

The types of personal information we may collect and share depend on the product or service you have with us. This information can include:

◾

Social Security number

◾

account balances and transaction history

◾

investment experience and risk tolerance

When you are no longer our customer, we continue to share your information as described in this notice.

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Six Circles Trust, chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does Six Circles Trust share?	Can you limit this sharing?
For our everyday business purposes — such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes — to offer our products and services to you	No	We don’t share
For joint marketing with other financial companies	No	We don’t share
For our affiliates’ everyday business purposes — information about your transactions and experiences	Yes	No
For our affiliates’ everyday business purposes — information about your creditworthiness	No	We don’t share
For nonaffiliates to market to you	No	We don’t share

*

Six Circles Trust and its fund series do not currently, nor are they expected to, collect personal non-public information from individuals, since holdings are held on the books of each fund on an omnibus basis by financial intermediaries. To the extent Six Circles Trust does get access to personal information through its affiliates or otherwise, this statement would apply.

Questions?	Call 212-464-2070 to speak with a Managed Solutions & Strategies Investor Relations representative. We accept operator relay calls.

Who we are
Who is providing this notice?	Six Circles Trust

What we do
How does Six Circles Trust protect my personal information?	To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings. We only authorize our personnel to access information about you when they need it to do their work for us. We require companies working for us to protect your information.
How does Six Circles Trust collect my personal information?

We may collect your personal information, for example, when you

◾

open an account or make a wire transfer

◾

direct us to buy securities or direct us to sell your securities

◾

provide your account information

Why can’t I limit all sharing?

Federal law gives you the right to limit only

◾

sharing for affiliates’ everyday business purposes – information about your creditworthiness

◾

affiliates from using your information to market to you

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sharing for nonaffiliates to market to you

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates

Companies related by common ownership or control. They can be financial and nonfinancial companies.

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Our affiliates include companies with the Chase or J.P. Morgan name including J.P. Morgan Private Investments Inc., our investment adviser.

Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. ◾ We do not share with nonaffiliates so they can market to you
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ◾ We don’t jointly market

For more complete information about the Funds, including the Funds’ objectives, risks, charges and expenses, call your J.P. Morgan team or call 1-212-464-2070 or go to www.sixcirclesfunds.com for a prospectus. Read the prospectus carefully. The Six Circles Funds are specifically designed to be completion portfolios within an overall discretionary portfolio. The Six Circles Funds are not intended to be standalone investments. J.P. Morgan is committed to making our products and services accessible to meet the financial services needs of all our clients. If you are a person with a disability and need additional support accessing this material, please contact your J.P. Morgan team or email us at accessibility.support@jpmorgan.com for assistance.

The Six Circles Funds are distributed by Foreside Fund Services, LLC a member of FINRA.

Contact Six Circles Funds collect at 1-212-464-2070 for a fund prospectus. You can also visit us at www.sixcirclesfunds.com. Investors should carefully consider the investment objectives and risk as well as charges and expenses of the Six Circles Funds before investing. The prospectus contains this and other information about the Six Circles Funds. Read the prospectus carefully before investing.

The Six Circles Funds file complete schedules of their fund holdings for the first and third quarters of their fiscal year with the SEC on Form N-PORT. The Six Circles Funds’ Forms N-PORT are available on the SEC’s website at http://www.sec.gov. Each Fund’s quarterly holdings can be found by visiting the Six Circles Funds’ website at www.sixcirclesfunds.com/literature.

A description of the Six Circles Funds’ policies and procedures with respect to the disclosure of the Six Circles Funds’ holdings is available in the prospectuses and Statements of Additional Information.

A copy of proxy policies and procedures is available without charge upon request by calling collect 1-212-464-2070 or on the Six Circles Funds’ website at www.sixcirclesfunds.com. A description of such policies and procedures is in the Statement of Additional Information available on the SEC’s website at www.sec.gov. The Trustees have delegated the authority to vote proxies for securities owned by the Funds to the Adviser, and the Adviser in turn has delegated such authority to the Sub-Advisers. A copy of the Six Circles Funds’ voting record for the most recent 12-month period ended June 30 is available on the SEC’s website at www.sec.gov or at the Six Circles Funds’ website at www.sixcirclesfunds.com no later than August 31 of each year. The Six Circles Funds’ proxy voting record will include, among other things, a brief description of the matter voted on for each fund security, and will state how each vote was cast, for example, for or against the proposal.

©JPMorgan Chase & Co. 2026. All rights reserved. June 30, 2026.

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

There were no changes in and/or disagreements with Accountants during the period covered by this report.

Item 9. Proxy Disclosures for Open-End Management Companies.

There were no matters submitted to a vote of shareholders during the period covered by this report.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Companies.

The aggregate renumeration paid to all Trustees is included within the financial statements under Item 7 of this Form N-CSR.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

The basis for approval of the Investment Advisory Contracts is included with the financial statements under Item 7 of this Form N-CSR.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees since the Fund last provided disclosure in response to this item.

Item 16. Controls and Procedures.

(a)

The Registrant’s principal executive and financial officers have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, as of a date within 90 days of the filing date of this report, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)

There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant’s period covered by this report, that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits.

(a)(1)	Not applicable.

(a)(2)	Not applicable.

(a)(3)	A separate certification for each principal executive officer and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are filed herewith.

(a)(4)	Not applicable.

(a)(5)	There has been no change to the Registrant’s independent public accountant during the reporting period.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Six Circles Trust

By: (Signature and Title)

/s/ Gregory McNeil
Gregory McNeil
Title: President - Principal Executive Officer
Date: September 2, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: (Signature and Title)

/s/ Gregory McNeil
Gregory McNeil
Title: President - Principal Executive Officer
Date: September 2, 2026

By: (Signature and Title)

/s/ Tricia Larkin
Tricia Larkin
Title: Treasurer - Principal Financial Officer

Date: September 2, 2026